     As filed with the Securities and Exchange Commission on April 4, 2014



                                          Registration Statement Nos. 333-101778
                                                                       811-21262


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.                          [ ]
                      POST-EFFECTIVE AMENDMENT NO. 24                        [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 160                               [X]


                       (Check Appropriate box or boxes.)


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)



                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                              (Name of Depositor)


           1300 HALL BOULEVARD, BLOOMFIELD, CONNECTICUT 06002 -- 2910
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (860) 308-1000


                              MARIE C. SWIFT, ESQ.

                      METROPOLITAN LIFE INSURANCE COMPANY
                              ONE FINANCIAL CENTER
                                BOSTON, MA 02111

                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 28, 2014 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

This registration statement incorporates by reference the three prospectuses dated May 1, 2010 (the "Prospectuses") filed in Post-Effective Amendment No. 20/Amendment No. 117 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 6, 2010.

This registration statement also incorporates by reference the three Supplements dated May 1, 2011 to the Prospectuses filed in Post-Effective Amendment No. 21/Amendment No. 131 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 5, 2011.

This registration statement also incorporates by reference the three Supplements dated April 30, 2012 to the Prospectuses filed in Post-Effective Amendment No. 22/Amendment No. 143 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 4, 2012.


This registration statement also incorporates by reference the three Supplements dated April 29, 2013 to the Prospectuses filed in Post-Effective Amendment No. 23/Amendment No. 152 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 3, 2013.

                       PIONEER ANNUISTAR/SM/ PLUS ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                        SUPPLEMENT DATED APRIL 28, 2014

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStar/SM/ Plus Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
  Franklin Rising Dividends VIP Fund
  Franklin Small-Mid Cap Growth VIP Fund
  Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II
  ClearBridge Variable Aggressive Growth Portfolio
  ClearBridge Variable Equity Income Portfolio

MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class B

  Invesco Comstock Portfolio -- Class B
  MFS(R) Emerging Markets Equity Portfolio -- Class B

  MFS(R) Research International Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class B
  Pioneer Strategic Income Portfolio -- Class E

  T. Rowe Price Large Cap Value Portfolio -- Class E

METROPOLITAN SERIES FUND
  BlackRock Capital Appreciation Portfolio -- Class E
  BlackRock Money Market Portfolio -- Class A
  Jennison Growth Portfolio -- Class B

  MetLife Asset Allocation 60 Portfolio -- Class B
  MetLife Asset Allocation 80 Portfolio -- Class B

  MFS(R) Total Return Portfolio -- Class B

  MFS(R) Value Portfolio -- Class B

  Neuberger Berman Genesis Portfolio -- Class B

PIONEER VARIABLE CONTRACTS TRUST -- CLASS II

  Pioneer Mid Cap Value VCT Portfolio
  Pioneer Real Estate Shares VCT Portfolio


  Certain Variable Funding Options have been subject to a name change or substitution. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.



The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, 2014. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-547-3793 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), a 0.25% charge for GMWB III, a 0.65% current charge for GMWB for Life (Single Life Option) (maximum of 1.50% upon reset), and a 0.80% current charge for GMWB for Life (Joint Life Option) (maximum of 1.50% upon reset). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all the charges that may apply, depending on the death benefit and optional features you select:


                                                                  STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                      BENEFIT           BENEFIT           BENEFIT
                                                                 ----------------   ---------------   --------------
Mortality and Expense Risk Charge*............................     1.40%              1.55%             1.75%
Administrative Expense Charge.................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED............................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge........................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED    1.75%              1.90%             2.10%
Optional GMAB Charge..........................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED.....................................................     2.05%              2.20%             2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)..................................................     2.25%              2.40%             2.60%
Optional GMWB I Charge........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.......................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge......................................     0.25%              0.25%             0.25%
OPTIONAL GMWB FOR LIFE (SINGLE LIFE OPTION) CHARGE............     1.50%(6)           1.50%(6)          1.50%(6)
OPTIONAL GMWB FOR LIFE (JOINT LIFE OPTION) CHARGE.............     1.50%(6)           1.50%(6)          1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED.....................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
 (SINGLE LIFE OPTION) ONLY SELECTED...........................     3.05%              3.20%             3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE
 (JOINT LIFE OPTION) ONLY SELECTED............................     3.05%              3.20%             3.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED.....................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED.....................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED.....................................................     2.00%              2.15%             2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
 FOR LIFE (SINGLE LIFE OPTION) SELECTED.......................     3.25%              3.40%             3.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB
 FOR LIFE (JOINT LIFE OPTION) SELECTED........................     3.25%              3.40%             3.60%

------------

*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.13% for the Subaccount investing in MFS(R) Research International Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.99% for the Subaccount investing in Pioneer Fund Portfolio -- Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class E.

(5)   GMAB and GMWB cannot both be elected.

(6)   The current charges for the available GMWB riders are as follow:



              GMWB RIDER                  CURRENT CHARGE
--------------------------------------   ---------------
                GMWB I                        0.40%
                GMWB II                       0.50%
  GMWB for Life (Single Life Option)          0.65%
   GMWB for Life (Joint Life Option)          0.80%


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.27%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund...............    0.60%         0.25%        0.01%
 Franklin Small-Mid Cap Growth VIP Fund...........    0.77%         0.25%        0.03%
 Templeton Foreign VIP Fund.......................    0.64%         0.25%        0.14%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................    0.75%         0.25%        0.05%
 ClearBridge Variable Equity Income
  Portfolio.......................................    0.75%         0.25%        0.06%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........    0.60%         0.25%        0.09%
 Invesco Comstock Portfolio -- Class B............    0.57%         0.25%        0.02%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................    0.87%         0.25%        0.15%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.68%         0.25%        0.07%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.67%         0.25%        0.08%
 PIMCO Total Return Portfolio -- Class B..........    0.48%         0.25%        0.03%
 Pioneer Fund Portfolio -- Class B................    0.65%         0.25%        0.05%
 Pioneer Strategic Income Portfolio --
  Class E.........................................    0.57%         0.15%        0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................    0.57%         0.15%        0.02%



                                                                     TOTAL                      NET TOTAL
                                                      ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                      FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- ---------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund...............   --             0.86%       --             0.86%
 Franklin Small-Mid Cap Growth VIP Fund...........   --             1.05%       --             1.05%
 Templeton Foreign VIP Fund.......................   --             1.03%       --             1.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................   --             1.05%     0.00%            1.05%
 ClearBridge Variable Equity Income
  Portfolio.......................................   --             1.06%     0.00%            1.06%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........ 0.08%            1.02%       --             1.02%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%            0.82%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................   --             1.27%     0.01%            1.26%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.00%     0.06%            0.94%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             1.00%     0.03%            0.97%
 PIMCO Total Return Portfolio -- Class B..........   --             0.76%       --             0.76%
 Pioneer Fund Portfolio -- Class B................   --             0.95%     0.04%            0.91%
 Pioneer Strategic Income Portfolio --
  Class E.........................................   --             0.78%       --             0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................   --             0.74%       --             0.74%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class E...........................    0.69%     0.15%          0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.33%       --           0.02%
 Jennison Growth Portfolio -- Class B............    0.60%     0.25%          0.02%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.06%     0.25%          0.01%
 MFS(R) Total Return Portfolio -- Class B........    0.55%     0.25%          0.04%
 MFS(R) Value Portfolio -- Class B...............    0.70%     0.25%          0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%     0.25%          0.03%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio.............    0.65%     0.25%          0.06%
 Pioneer Real Estate Shares VCT Portfolio........    0.80%     0.25%          0.22%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class E...........................   --             0.86%     0.01%            0.85%
 BlackRock Money Market Portfolio --
  Class A........................................   --             0.35%     0.02%            0.33%
 Jennison Growth Portfolio -- Class B............   --             0.87%     0.07%            0.80%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.62%            0.93%       --             0.93%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.66%            0.98%       --             0.98%
 MFS(R) Total Return Portfolio -- Class B........   --             0.84%       --             0.84%
 MFS(R) Value Portfolio -- Class B...............   --             0.97%     0.14%            0.83%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.01%            1.07%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio.............   --             0.96%       --             0.96%
 Pioneer Real Estate Shares VCT Portfolio........   --             1.27%       --             1.27%



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



           UNDERLYING FUND                      INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------- --------------------------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Rising Dividends VIP Fund    Seeks long-term capital appreciation,   Franklin Advisory Services, LLC
                                      with preservation of capital as an
                                      important consideration.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------------
Franklin Small-Mid Cap Growth VIP       Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS II
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Equity Income      Seeks a high level of current income.   Legg Mason Partners Fund Advisor,
 Portfolio                              Long-term capital appreciation is a     LLC
                                        secondary objective.                    Subadviser: ClearBridge Investments,
                                                                                LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --       Seeks to maximize total return,         MetLife Advisers, LLC
 Class B                                consistent with income generation       Subadviser: BlackRock Financial
                                        and prudent investment management.      Management, Inc.
Invesco Comstock Portfolio --           Seeks capital growth and income.        MetLife Advisers, LLC
 Class B                                                                        Subadviser: Invesco Advisers, Inc.
MFS(R) Emerging Markets Equity          Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
MFS(R) Research International           Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
Oppenheimer Global Equity               Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Oppenheimer Funds, Inc.
PIMCO Total Return Portfolio --         Seeks maximum total return,             MetLife Advisers, LLC
 Class B                                consistent with the preservation of     Subadviser: Pacific Investment
                                        capital and prudent investment          Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class B       Seeks reasonable income and capital     MetLife Advisers, LLC
                                        growth.                                 Subadviser: Pioneer Investment
                                                                                Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.   MetLife Advisers, LLC
 Class E                                                                        Subadviser: Pioneer Investment
                                                                                Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation    MetLife Advisers, LLC
 Portfolio -- Class E                   by investing in common stocks           Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income      Inc.
                                        is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Capital Appreciation          Seeks long-term growth of capital.      MetLife Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income    MetLife Advisers, LLC
 Class A                                consistent with preservation of         Subadviser: BlackRock Advisors, LLC
                                        capital.
Jennison Growth Portfolio -- Class B    Seeks long-term growth of capital.      MetLife Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC

           UNDERLYING FUND                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- ---------------------------------------- ------------------------------------
MetLife Asset Allocation 60           Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                 of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
MetLife Asset Allocation 80           Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Total Return Portfolio --      Seeks a favorable total return through   MetLife Advisers, LLC
 Class B                              investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                               Services Company
MFS(R) Value Portfolio -- Class B     Seeks capital appreciation.              MetLife Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
Neuberger Berman Genesis              Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                 principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                               Management LLC
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by            Pioneer Investment Management, Inc.
                                      investing in a diversified portfolio of
                                      securities consisting primarily of
                                      common stocks.
Pioneer Real Estate Shares VCT        Seeks long-term growth of capital.       Pioneer Investment Management, Inc.
 Portfolio                            Current income is a secondary            Subadviser: AEW Capital
                                      objective.                               Management, L.P.



Certain Variable Funding Options have been subject to a name change or substitution. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.




                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.



RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., Franklin Small-Mid Cap Growth VIP Fund, Templeton Foreign VIP Fund, BlackRock High Yield Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio and Pioneer Strategic Income Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply the Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.

                                LIVING BENEFITS
--------------------------------------------------------------------------------
GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE ("GBWB FOR LIFE" OR "LIVING INCOME GUARANTEE")


The list of Permitted Variable Funding Options in this section has been modified.




               PERMITTED VARIABLE FUNDING OPTIONS
     ------------------------------------------------------
     LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II
     ClearBridge Variable Equity Income Portfolio
     MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio - Class B
     PIMCO Total Return Portfolio - Class B
     Pioneer Strategic Income Portfolio - Class E
     METROPOLITAN SERIES FUND
     BlackRock Money Market Portfolio -- Class A
     MetLife Asset Allocation 60 Portfolio - Class B
     MetLife Asset Allocation 80 Portfolio - Class B
     MFS(R) Total Return Portfolio -- Class B



GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")


Below is a list of Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.





           CLASS B SUBACCOUNTS/UNDERLYING FUNDS
     ------------------------------------------------
     MET INVESTORS SERIES TRUST
     PIMCO Total Return Portfolio - Class B
     Pioneer Strategic Income Portfolio - Class E
     METROPOLITAN SERIES FUND
     BlackRock Money Market Portfolio -- Class A
     MetLife Asset Allocation 60 Portfolio - Class B
     MetLife Asset Allocation 80 Portfolio - Class B
     MFS(R) Total Return Portfolio -- Class B



                               OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of

MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS


The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.




                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2014, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $52,000 or 25% of pay for each participant in 2014.



ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.


Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.


We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.


Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that certain benefits or the charges for certain benefits such as guaranteed death benefits (including the Roll-up Death Benefit) and certain living benefits (e.g. Guaranteed Minimum Withdrawal Benefit) could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these earnings and benefits as an intrinsic part of the Contract and do not report them as taxable income until distributions are actually made. However, it is possible that this may change if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under 59 1/2. You should consult with your tax adviser before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
         METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.432
                                                                                    2006   1.371
                                                                                    2005   1.283
                                                                                    2004   1.225
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.728
                                                                                    2007   1.606
                                                                                    2006   1.470
                                                                                    2005   1.391
                                                                                    2004   1.244
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.695
                                                                                    2012   1.537
                                                                                    2011   1.473
                                                                                    2010   1.240
                                                                                    2009   1.073
                                                                                    2008   1.495
                                                                                    2007   1.561
                                                                                    2006   1.353
                                                                                    2005   1.329
                                                                                    2004   1.216
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.823
                                                                                    2012   1.670
                                                                                    2011   1.782
                                                                                    2010   1.418
                                                                                    2009   1.003
                                                                                    2008   1.772
                                                                                    2007   1.618
                                                                                    2006   1.512
                                                                                    2005   1.465
                                                                                    2004   1.335
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.994
                                                                                    2012   1.713
                                                                                    2011   1.947
                                                                                    2010   1.824
                                                                                    2009   1.352
                                                                                    2008   2.303
                                                                                    2007   2.026
                                                                                    2006   1.694
                                                                                    2005   1.562
                                                                                    2004   1.338
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.744
                                                                                    2012   1.495
                                                                                    2011   1.486
                                                                                    2010   1.210
                                                                                    2009   0.916
                                                                                    2008   1.566
                                                                                    2007   1.625



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 1.527                      --
                                                                                    1.432               2,648,635
                                                                                    1.371               2,458,869
                                                                                    1.283               2,566,004
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 1.708                      --
                                                                                    1.728                 832,107
                                                                                    1.606                 946,113
                                                                                    1.470                 900,744
                                                                                    1.391                 644,242
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2.164               1,777,612
                                                                                    1.695               2,277,088
                                                                                    1.537               2,541,401
                                                                                    1.473               2,411,278
                                                                                    1.240               2,605,955
                                                                                    1.073               3,339,564
                                                                                    1.495               4,448,571
                                                                                    1.561               4,877,638
                                                                                    1.353               4,604,965
                                                                                    1.329               3,383,245
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2.480               1,285,702
                                                                                    1.823               1,452,326
                                                                                    1.670               1,895,133
                                                                                    1.782               2,269,287
                                                                                    1.418               2,472,014
                                                                                    1.003               2,303,395
                                                                                    1.772               2,549,028
                                                                                    1.618               1,746,560
                                                                                    1.512               1,440,790
                                                                                    1.465               1,033,441
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2.415               1,440,660
                                                                                    1.994               1,714,677
                                                                                    1.713               2,083,263
                                                                                    1.947               2,300,173
                                                                                    1.824               2,629,076
                                                                                    1.352               2,896,518
                                                                                    2.303               3,412,070
                                                                                    2.026               3,233,201
                                                                                    1.694               2,820,754
                                                                                    1.562               1,643,650
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2.530                 953,285
                                                                                    1.744                 925,934
                                                                                    1.495               1,088,048
                                                                                    1.486               1,189,969
                                                                                    1.210               1,406,061
                                                                                    0.916               1,609,646
                                                                                    1.566               1,848,012

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)......... 2013   1.584
                                                                                2012   1.400
                                                                                2011   1.515
                                                                                2010   1.320
                                                                                2009   1.036
                                                                                2008   1.659
                                                                                2007   1.732
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........ 2013   1.395
                                                                                2012   1.242
                                                                                2011   1.171
                                                                                2010   1.061
                                                                                2009   0.878
                                                                                2008   1.372
                                                                                2007   1.367
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)................................... 2007   1.203
                                                                                2006   1.037
                                                                                2005   0.977
 LMPVPI Total Return Subaccount (Class II) (6/03).............................. 2007   1.334
                                                                                2006   1.207
                                                                                2005   1.191
                                                                                2004   1.115
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.585
                                                                                2006   1.453
                                                                                2005   1.346
                                                                                2004   1.257
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2013   1.860
                                                                                2012   1.621
                                                                                2011   1.609
                                                                                2010   1.522
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.888
                                                                                2008   1.574
                                                                                2007   1.508
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.............. 2013   1.895
                                                                                2012   1.649
                                                                                2011   1.876
                                                                                2010   1.710
                                                                                2009   1.320
                                                                                2008   2.326
                                                                                2007   2.214
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.078
                                                                                2012   1.040
                                                                                2011   1.115
                                                                                2010   0.922
                                                                                2009   0.685
                                                                                2008   1.083
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.894
                                                                                2011   0.920
                                                                                2010   0.854
                                                                                2009   0.604
                                                                                2008   1.134
                                                                                2007   1.008
                                                                                2006   0.994
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.090
                                                                                2012   0.913
                                                                                2011   1.013
                                                                                2010   0.887
                                                                                2009   0.645
                                                                                2008   1.101
                                                                                2007   1.052
                                                                                2006   0.996
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.603
                                                                                2012   1.490
                                                                                2011   1.497



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)......... 2.062                 510,010
                                                                                1.584                 559,813
                                                                                1.400                 621,136
                                                                                1.515                 793,654
                                                                                1.320                 960,678
                                                                                1.036                 998,096
                                                                                1.659               1,225,268
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........ 1.726                 596,042
                                                                                1.395                 802,498
                                                                                1.242                 966,194
                                                                                1.171               1,464,905
                                                                                1.061               1,628,822
                                                                                0.878               2,526,645
                                                                                1.372               2,803,309
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)................................... 1.261                      --
                                                                                1.203                 124,478
                                                                                1.037                  11,941
 LMPVPI Total Return Subaccount (Class II) (6/03).............................. 1.372                      --
                                                                                1.334               2,813,838
                                                                                1.207               2,447,656
                                                                                1.191               2,020,490
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 1.640                      --
                                                                                1.585               1,987,471
                                                                                1.453               1,763,294
                                                                                1.346               1,762,703
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2.003               4,062,753
                                                                                1.860               5,519,026
                                                                                1.621               6,792,409
                                                                                1.609               8,016,351
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 0.844                      --
                                                                                0.888               2,550,940
                                                                                1.574               2,922,488
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.............. 2.225               1,304,709
                                                                                1.895               1,599,937
                                                                                1.649               1,791,610
                                                                                1.876               1,929,042
                                                                                1.710               2,172,868
                                                                                1.320               1,489,970
                                                                                2.326                 474,394
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 1.168                      --
                                                                                1.078               3,042,023
                                                                                1.040               3,337,591
                                                                                1.115               3,716,664
                                                                                0.922               3,990,754
                                                                                0.685               2,711,797
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 1.005                      --
                                                                                0.894               3,671,237
                                                                                0.920               4,410,622
                                                                                0.854               5,165,344
                                                                                0.604               3,561,873
                                                                                1.134               3,917,570
                                                                                1.008               4,225,486
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 1.364               2,101,336
                                                                                1.090               2,614,232
                                                                                0.913               3,092,017
                                                                                1.013               3,351,427
                                                                                0.887               3,797,293
                                                                                0.645               5,083,679
                                                                                1.101               6,913,233
                                                                                1.052               7,808,887
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 1.548               6,433,826
                                                                                1.603               8,842,108
                                                                                1.490               9,215,698

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.509
                                                                                2012   1.389
                                                                                2011   1.578
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.638
                                                                                2012   1.493
                                                                                2011   1.465
                                                                                2010   1.328
                                                                                2009   1.086
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   1.293
                                                                                2012   1.150
                                                                                2011   1.285
                                                                                2010   1.091
                                                                                2009   0.867
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   1.022
                                                                                2012   1.038
                                                                                2011   1.055
                                                                                2010   1.071
                                                                                2009   1.083
                                                                                2008   1.069
                                                                                2007   1.034
                                                                                2006   1.011
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.963
                                                                                2012   1.000
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 2013   1.166
                                                                                2012   1.064
                                                                                2011   1.058
                                                                                2010   0.978
                                                                                2009   0.840
                                                                                2008   1.099
                                                                                2007   1.117
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.177
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   1.002
                                                                                2005   0.989
                                                                                2004   0.994
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.337
                                                                                2005   1.294
                                                                                2004   1.233
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.858
                                                                                2005   1.654
                                                                                2004   1.413
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.028
                                                                                2006   1.012
                                                                                2005   1.010
                                                                                2004   0.995
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.998
                                                                                2005   1.002
                                                                                2004   1.025
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.167
                                                                                2005   1.143
                                                                                2004   1.110
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.320
                                                                                2010   1.230
                                                                                2009   1.065
                                                                                2008   1.092
                                                                                2007   1.079



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 1.972               1,625,287
                                                                                1.509               2,100,849
                                                                                1.389               2,570,316
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 1.635               6,289,123
                                                                                1.638               7,794,736
                                                                                1.493               8,520,374
                                                                                1.465               9,951,087
                                                                                1.328              10,244,403
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 1.707                 890,153
                                                                                1.293               1,139,583
                                                                                1.150               1,575,783
                                                                                1.285               2,049,756
                                                                                1.091               1,993,238
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 1.007              10,018,131
                                                                                1.022              12,543,678
                                                                                1.038              13,039,890
                                                                                1.055              14,271,296
                                                                                1.071              16,182,132
                                                                                1.083              23,360,395
                                                                                1.069              14,341,336
                                                                                1.034               9,629,261
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 1.296               2,530,340
                                                                                0.963               3,136,059
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 1.363               1,958,493
                                                                                1.166               2,414,691
                                                                                1.064               2,485,648
                                                                                1.058               2,690,661
                                                                                0.978               2,944,278
                                                                                0.840               1,287,130
                                                                                1.099               1,389,767
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 1.468               2,660,872
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 1.011                      --
                                                                                1.002               8,603,519
                                                                                0.989               7,376,686
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 1.397                      --
                                                                                1.337               2,686,991
                                                                                1.294               1,953,298
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2.022                      --
                                                                                1.858               3,678,397
                                                                                1.654               2,610,275
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 1.067                      --
                                                                                1.028               4,768,839
                                                                                1.012               6,794,346
                                                                                1.010               4,139,097
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 1.123                      --
                                                                                0.998                 232,637
                                                                                1.002                 163,053
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 1.243                      --
                                                                                1.167               2,704,035
                                                                                1.143               3,405,177
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 1.349                      --
                                                                                1.320               4,605,978
                                                                                1.230               4,848,558
                                                                                1.065               3,503,527
                                                                                1.092               3,804,349

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)..................... 2013   1.103
                                                                                 2012   1.013
                                                                                 2011   1.068
                                                                                 2010   0.993
                                                                                 2009   0.871
                                                                                 2008   1.312
                                                                                 2007   1.252
                                                                                 2006   1.086
                                                                                 2005   0.986
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05).................... 2007   1.251
                                                                                 2006   1.065
                                                                                 2005   0.978
 Pioneer Europe VCT Subaccount (Class II) (6/03)................................ 2006   1.585
                                                                                 2005   1.493
                                                                                 2004   1.283
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................. 2011   1.479
                                                                                 2010   1.298
                                                                                 2009   1.055
                                                                                 2008   1.633
                                                                                 2007   1.583
                                                                                 2006   1.381
                                                                                 2005   1.324
                                                                                 2004   1.213
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.747
                                                                                 2008   1.154
                                                                                 2007   1.148
                                                                                 2006   1.041
                                                                                 2005   0.996
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.355
                                                                                 2009   0.860
                                                                                 2008   1.357
                                                                                 2007   1.305
                                                                                 2006   1.224
                                                                                 2005   1.223
                                                                                 2004   1.152
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.750
                                                                                 2008   1.266
                                                                                 2007   1.222
                                                                                 2006   1.085
                                                                                 2005   1.003
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.700
                                                                                 2008   1.394
                                                                                 2007   1.318
                                                                                 2006   1.228
                                                                                 2005   1.208
                                                                                 2004   1.154
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   1.240
                                                                                 2008   2.295
                                                                                 2007   2.059
                                                                                 2006   1.706
                                                                                 2005   1.504
                                                                                 2004   1.290
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.763
                                                                                 2008   1.257
                                                                                 2007   1.181
                                                                                 2006   1.167
                                                                                 2005   1.095
                                                                                 2004   1.028
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.174
                                                                                 2006   1.106
                                                                                 2005   1.074
                                                                                 2004   1.061
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   1.095
                                                                                 2008   1.797
                                                                                 2007   1.966
                                                                                 2006   1.749
                                                                                 2005   1.599
                                                                                 2004   1.355



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)..................... 1.397               2,432,292
                                                                                 1.103               3,009,187
                                                                                 1.013               3,280,088
                                                                                 1.068               3,808,059
                                                                                 0.993               4,206,784
                                                                                 0.871               3,598,356
                                                                                 1.312               4,044,082
                                                                                 1.252               2,827,528
                                                                                 1.086               1,193,160
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05).................... 1.377                      --
                                                                                 1.251                  70,810
                                                                                 1.065                  26,014
 Pioneer Europe VCT Subaccount (Class II) (6/03)................................ 2.015                      --
                                                                                 1.585                  64,918
                                                                                 1.493                  44,760
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................. 1.582                      --
                                                                                 1.479               3,159,004
                                                                                 1.298               3,570,805
                                                                                 1.055               4,691,252
                                                                                 1.633               5,631,988
                                                                                 1.583               3,751,011
                                                                                 1.381               3,454,934
                                                                                 1.324               5,894,045
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 0.745                      --
                                                                                 0.747               1,704,975
                                                                                 1.154               1,848,001
                                                                                 1.148               1,278,481
                                                                                 1.041                 337,542
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 1.452                      --
                                                                                 1.355               7,476,040
                                                                                 0.860               5,955,607
                                                                                 1.357               7,494,369
                                                                                 1.305               9,697,077
                                                                                 1.224               7,620,435
                                                                                 1.223              12,218,704
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 0.718                      --
                                                                                 0.750               1,159,831
                                                                                 1.266               1,471,687
                                                                                 1.222               1,235,655
                                                                                 1.085                 202,129
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 0.737                      --
                                                                                 0.700               1,382,110
                                                                                 1.394               1,632,565
                                                                                 1.318               1,610,538
                                                                                 1.228               1,726,868
                                                                                 1.208               2,676,216
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 1.133                      --
                                                                                 1.240               1,301,133
                                                                                 2.295               1,649,508
                                                                                 2.059               1,196,732
                                                                                 1.706                 568,600
                                                                                 1.504                 879,341
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 0.786                      --
                                                                                 0.763               2,074,678
                                                                                 1.257               2,476,758
                                                                                 1.181               2,348,224
                                                                                 1.167               1,685,546
                                                                                 1.095                 459,187
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 1.388                      --
                                                                                 1.174               1,226,059
                                                                                 1.106                 936,147
                                                                                 1.074                 371,400
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 1.045                      --
                                                                                 1.095               2,490,140
                                                                                 1.797               2,852,927
                                                                                 1.966               3,129,990
                                                                                 1.749               2,669,108
                                                                                 1.599               1,873,587

                PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
 Pioneer Small Company VCT Subaccount (Class II) (6/03)....................... 2006   1.434
                                                                               2005   1.433
                                                                               2004   1.285
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03).................... 2009   1.131
                                                                               2008   1.301
                                                                               2007   1.245
                                                                               2006   1.190
                                                                               2005   1.179
                                                                               2004   1.089
 Pioneer Value VCT Subaccount (Class II) (6/03)............................... 2007   1.526
                                                                               2006   1.347
                                                                               2005   1.307
                                                                               2004   1.192
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2013   2.962
                                                                               2012   2.694
                                                                               2011   3.582
                                                                               2010   3.147
                                                                               2009   1.837
                                                                               2008   4.474
                                                                               2007   3.190
                                                                               2006   2.391
                                                                               2005   1.764
                                                                               2004   1.510
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2013   1.730
                                                                               2012   1.598
                                                                               2011   1.534
                                                                               2010   1.307
                                                                               2009   1.165
                                                                               2008   1.703
                                                                               2007   1.720
                                                                               2006   1.430
                                                                               2005   1.377
                                                                               2004   1.205
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.218
                                                                               2012   1.105
                                                                               2011   1.161
                                                                               2010   1.027
                                                                               2009   0.786
                                                                               2008   1.230
                                                                               2007   1.182
                                                                               2006   1.065
                                                                               2005   0.983
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.241
                                                                               2012   1.130
                                                                               2011   1.172
                                                                               2010   1.045
                                                                               2009   0.807
                                                                               2008   1.190
                                                                               2007   1.144
                                                                               2006   1.050
                                                                               2005   0.993
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.822
                                                                               2012   1.670
                                                                               2011   1.801
                                                                               2010   1.551
                                                                               2009   1.258
                                                                               2008   1.928
                                                                               2007   1.859
                                                                               2006   1.682
                                                                               2005   1.587
                                                                               2004   1.324



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
 Pioneer Small Company VCT Subaccount (Class II) (6/03)....................... 1.523                      --
                                                                               1.434                 419,974
                                                                               1.433                 210,149
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03).................... 1.197                      --
                                                                               1.131               8,328,257
                                                                               1.301               9,110,661
                                                                               1.245               9,142,180
                                                                               1.190               8,241,194
                                                                               1.179               5,743,172
 Pioneer Value VCT Subaccount (Class II) (6/03)............................... 1.528                      --
                                                                               1.526               2,337,917
                                                                               1.347               2,421,565
                                                                               1.307               2,096,510
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2.852                 847,496
                                                                               2.962               1,120,776
                                                                               2.694               1,346,342
                                                                               3.582               1,596,518
                                                                               3.147               1,761,043
                                                                               1.837               1,762,960
                                                                               4.474               2,011,775
                                                                               3.190               1,830,275
                                                                               2.391               1,486,700
                                                                               1.764               1,065,039
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2.194               2,179,154
                                                                               1.730               2,557,034
                                                                               1.598               2,994,484
                                                                               1.534               3,266,040
                                                                               1.307               3,687,192
                                                                               1.165               4,667,821
                                                                               1.703               6,027,323
                                                                               1.720               5,768,509
                                                                               1.430               5,347,969
                                                                               1.377               3,654,987
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 1.430               4,145,668
                                                                               1.218               5,042,778
                                                                               1.105               5,387,864
                                                                               1.161               5,688,750
                                                                               1.027               5,750,319
                                                                               0.786               6,942,526
                                                                               1.230               6,977,094
                                                                               1.182               4,945,595
                                                                               1.065               2,086,772
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 1.421               5,095,981
                                                                               1.241               7,336,704
                                                                               1.130               7,797,111
                                                                               1.172               9,063,688
                                                                               1.045              11,902,467
                                                                               0.807              15,700,518
                                                                               1.190              17,658,937
                                                                               1.144              15,516,288
                                                                               1.050               9,264,900
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2.381               1,017,811
                                                                               1.822               1,275,134
                                                                               1.670               1,644,377
                                                                               1.801               1,925,836
                                                                               1.551               2,087,828
                                                                               1.258               3,000,107
                                                                               1.928               3,743,748
                                                                               1.859               3,474,635
                                                                               1.682               3,388,779
                                                                               1.587               2,347,880

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2013   2.501           2.501           1,061,571
                                                                     2012   2.189           2.501           1,357,583
                                                                     2011   2.025           2.189           1,510,689
                                                                     2010   1.600           2.025           1,739,293
                                                                     2009   1.235           1.600           1,923,485
                                                                     2008   2.035           1.235           1,900,438
                                                                     2007   2.555           2.035           2,341,756
                                                                     2006   1.901           2.555           2,842,057
                                                                     2005   1.681           1.901           2,624,804
                                                                     2004   1.261           1.681           1,854,183





                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90%
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   0.985
                                                                                    2006   1.000
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.099
                                                                                    2007   1.036
                                                                                    2006   1.000
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.108
                                                                                    2012   1.019
                                                                                    2011   0.989
                                                                                    2010   0.844
                                                                                    2009   0.741
                                                                                    2008   1.046
                                                                                    2007   1.107
                                                                                    2006   1.000
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.032
                                                                                    2012   0.959
                                                                                    2011   1.037
                                                                                    2010   0.836
                                                                                    2009   0.600
                                                                                    2008   1.074
                                                                                    2007   0.994
                                                                                    2006   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.029
                                                                                    2012   0.896
                                                                                    2011   1.032
                                                                                    2010   0.980
                                                                                    2009   0.736
                                                                                    2008   1.271
                                                                                    2007   1.133
                                                                                    2006   1.000
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.039
                                                                                    2012   0.903
                                                                                    2011   0.910
                                                                                    2010   0.751
                                                                                    2009   0.576
                                                                                    2008   0.998
                                                                                    2007   1.046
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   0.968
                                                                                    2012   0.867
                                                                                    2011   0.952
                                                                                    2010   0.840
                                                                                    2009   0.668
                                                                                    2008   1.085
                                                                                    2007   1.143



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 1.046           --
                                                                                    0.985           --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 1.082           --
                                                                                    1.099           --
                                                                                    1.036           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 1.396           --
                                                                                    1.108           --
                                                                                    1.019           --
                                                                                    0.989           --
                                                                                    0.844           --
                                                                                    0.741           --
                                                                                    1.046           --
                                                                                    1.107           --
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 1.385           --
                                                                                    1.032           --
                                                                                    0.959           --
                                                                                    1.037           --
                                                                                    0.836           --
                                                                                    0.600           --
                                                                                    1.074           --
                                                                                    0.994           --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 1.229           --
                                                                                    1.029           --
                                                                                    0.896           --
                                                                                    1.032           --
                                                                                    0.980           --
                                                                                    0.736           --
                                                                                    1.271           --
                                                                                    1.133           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 1.487           --
                                                                                    1.039           --
                                                                                    0.903           --
                                                                                    0.910           --
                                                                                    0.751           --
                                                                                    0.576           --
                                                                                    0.998           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 1.243           --
                                                                                    0.968           --
                                                                                    0.867           --
                                                                                    0.952           --
                                                                                    0.840           --
                                                                                    0.668           --
                                                                                    1.085           --

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........ 2013   1.029
                                                                                2012   0.928
                                                                                2011   0.887
                                                                                2010   0.815
                                                                                2009   0.684
                                                                                2008   1.082
                                                                                2007   1.088
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)................................... 2007   1.102
                                                                                2006   1.000
 LMPVPI Total Return Subaccount (Class II) (6/03).............................. 2007   1.067
                                                                                2006   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.024
                                                                                2006   1.000
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)......................... 2013   1.310
                                                                                2012   1.158
                                                                                2011   1.164
                                                                                2010   1.111
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.594
                                                                                2008   1.068
                                                                                2007   1.033
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.............. 2013   1.001
                                                                                2012   0.883
                                                                                2011   1.018
                                                                                2010   0.941
                                                                                2009   0.736
                                                                                2008   1.315
                                                                                2007   1.263
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   0.910
                                                                                2012   0.890
                                                                                2011   0.968
                                                                                2010   0.811
                                                                                2009   0.610
                                                                                2008   0.975
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.828
                                                                                2011   0.864
                                                                                2010   0.813
                                                                                2009   0.582
                                                                                2008   1.109
                                                                                2007   0.999
                                                                                2006   0.994
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   0.995
                                                                                2012   0.846
                                                                                2011   0.951
                                                                                2010   0.844
                                                                                2009   0.622
                                                                                2008   1.077
                                                                                2007   1.043
                                                                                2006   0.996
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.348
                                                                                2012   1.270
                                                                                2011   1.287
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   0.967
                                                                                2012   0.902
                                                                                2011   1.034
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.379
                                                                                2012   1.274
                                                                                2011   1.268
                                                                                2010   1.165
                                                                                2009   0.961



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........ 1.256           --
                                                                                1.029           --
                                                                                0.928           --
                                                                                0.887           --
                                                                                0.815           --
                                                                                0.684           --
                                                                                1.082           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)................................... 1.150           --
                                                                                1.102           --
 LMPVPI Total Return Subaccount (Class II) (6/03).............................. 1.093           --
                                                                                1.067           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 1.055           --
                                                                                1.024           --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)......................... 1.392           --
                                                                                1.310           --
                                                                                1.158           --
                                                                                1.164           --
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 0.562           --
                                                                                0.594           --
                                                                                1.068           --
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.............. 1.160           --
                                                                                1.001           --
                                                                                0.883           --
                                                                                1.018           --
                                                                                0.941           --
                                                                                0.736           --
                                                                                1.315           --
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 0.983           --
                                                                                0.910           --
                                                                                0.890           --
                                                                                0.968           --
                                                                                0.811           --
                                                                                0.610           --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 0.927           --
                                                                                0.828           --
                                                                                0.864           --
                                                                                0.813           --
                                                                                0.582           --
                                                                                1.109           --
                                                                                0.999           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 1.229           --
                                                                                0.995           --
                                                                                0.846           --
                                                                                0.951           --
                                                                                0.844           --
                                                                                0.622           --
                                                                                1.077           --
                                                                                1.043           --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 1.284           --
                                                                                1.348           --
                                                                                1.270           --
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 1.246           --
                                                                                0.967           --
                                                                                0.902           --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 1.359           --
                                                                                1.379           --
                                                                                1.274           --
                                                                                1.268           --
                                                                                1.165           --

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                        UNIT VALUE AT
                                                                                         BEGINNING OF
PORTFOLIO NAME                                                                   YEAR        YEAR
------------------------------------------------------------------------------- ------ ---------------
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   0.820
                                                                                2012   0.740
                                                                                2011   0.837
                                                                                2010   0.720
                                                                                2009   0.578
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   0.927
                                                                                2012   0.955
                                                                                2011   0.983
                                                                                2010   1.012
                                                                                2009   1.037
                                                                                2008   1.038
                                                                                2007   1.017
                                                                                2006   1.004
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.880
                                                                                2012   0.920
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 2013   1.065
                                                                                2012   0.985
                                                                                2011   0.993
                                                                                2010   0.931
                                                                                2009   0.810
                                                                                2008   1.074
                                                                                2007   1.102
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   0.989
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   1.000
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.000
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.000
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.005
                                                                                2006   1.000
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   1.000
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.000
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.265
                                                                                2010   1.195
                                                                                2009   1.049
                                                                                2008   1.089
                                                                                2007   1.079
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2013   0.893
                                                                                2012   0.832
                                                                                2011   0.889
                                                                                2010   0.837
                                                                                2009   0.745
                                                                                2008   1.137
                                                                                2007   1.100
                                                                                2006   1.000
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.106
                                                                                2006   1.000
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.000
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   0.973
                                                                                2010   0.866
                                                                                2009   0.713
                                                                                2008   1.119
                                                                                2007   1.099
                                                                                2006   1.000
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.680
                                                                                2008   1.065
                                                                                2007   1.073
                                                                                2006   1.000



                                                                                                 NUMBER OF UNITS
                                                                                 UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                    END OF YEAR      END OF YEAR
------------------------------------------------------------------------------- --------------- ----------------
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 1.068                     --
                                                                                0.820                     --
                                                                                0.740                     --
                                                                                0.837                     --
                                                                                0.720                     --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 0.901                     --
                                                                                0.927                     --
                                                                                0.955                     --
                                                                                0.983                     --
                                                                                1.012                     --
                                                                                1.037                     --
                                                                                1.038                     --
                                                                                1.017                144,557
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 1.169                     --
                                                                                0.880                     --
 MSF MFS(R) Total Return Subaccount (Class B) (4/07)........................... 1.228                     --
                                                                                1.065                     --
                                                                                0.985                     --
                                                                                0.993                     --
                                                                                0.931                     --
                                                                                0.810                     --
                                                                                1.074                136,677
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 1.223                     --
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 1.004                     --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 1.005                     --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 1.033                     --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 1.031                     --
                                                                                1.005                     --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 1.084                     --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 1.030                     --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 1.287                     --
                                                                                1.265                     --
                                                                                1.195                     --
                                                                                1.049                     --
                                                                                1.089                     --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 1.116                     --
                                                                                0.893                     --
                                                                                0.832                     --
                                                                                0.889                     --
                                                                                0.837                     --
                                                                                0.745                     --
                                                                                1.137                     --
                                                                                1.100                     --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 1.204                     --
                                                                                1.106                     --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 1.190                     --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 1.036                     --
                                                                                0.973                     --
                                                                                0.866                     --
                                                                                0.713                     --
                                                                                1.119                     --
                                                                                1.099                     --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 0.675                     --
                                                                                0.680                     --
                                                                                1.065                     --
                                                                                1.073                     --

                 PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.040
                                                                                 2009   0.669
                                                                                 2008   1.070
                                                                                 2007   1.043
                                                                                 2006   1.000
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.639
                                                                                 2008   1.093
                                                                                 2007   1.070
                                                                                 2006   1.000
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.544
                                                                                 2008   1.100
                                                                                 2007   1.054
                                                                                 2006   1.000
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   0.657
                                                                                 2008   1.234
                                                                                 2007   1.121
                                                                                 2006   1.000
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.618
                                                                                 2008   1.031
                                                                                 2007   0.982
                                                                                 2006   1.000
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.003
                                                                                 2006   1.000
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   0.561
                                                                                 2008   0.933
                                                                                 2007   1.035
                                                                                 2006   1.000
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.000
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   0.909
                                                                                 2008   1.060
                                                                                 2007   1.028
                                                                                 2006   1.000
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 2007   1.080
                                                                                 2006   1.000
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)...................... 2013   1.010
                                                                                 2012   0.932
                                                                                 2011   1.256
                                                                                 2010   1.118
                                                                                 2009   0.661
                                                                                 2008   1.633
                                                                                 2007   1.180
                                                                                 2006   1.000
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)......................... 2013   1.066
                                                                                 2012   0.999
                                                                                 2011   0.972
                                                                                 2010   0.839
                                                                                 2009   0.758
                                                                                 2008   1.123
                                                                                 2007   1.150
                                                                                 2006   1.000
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)............ 2013   1.007
                                                                                 2012   0.927
                                                                                 2011   0.986
                                                                                 2010   0.885
                                                                                 2009   0.686
                                                                                 2008   1.089
                                                                                 2007   1.060
                                                                                 2006   1.000
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05).......... 2013   1.049
                                                                                 2012   0.968
                                                                                 2011   1.018
                                                                                 2010   0.920
                                                                                 2009   0.720
                                                                                 2008   1.076
                                                                                 2007   1.049
                                                                                 2006   1.000



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 1.110                     --
                                                                                 1.040                     --
                                                                                 0.669                     --
                                                                                 1.070                     --
                                                                                 1.043                     --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 0.609                     --
                                                                                 0.639                     --
                                                                                 1.093                     --
                                                                                 1.070                     --
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 0.571                     --
                                                                                 0.544                     --
                                                                                 1.100                     --
                                                                                 1.054                     --
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 0.598                     --
                                                                                 0.657                     --
                                                                                 1.234                     --
                                                                                 1.121                     --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 0.634                     --
                                                                                 0.618                     --
                                                                                 1.031                     --
                                                                                 0.982                     --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 1.173                     --
                                                                                 1.003                     --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 0.533                     --
                                                                                 0.561                     --
                                                                                 0.933                     --
                                                                                 1.035                     --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 0.986                     --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 0.958                     --
                                                                                 0.909                     --
                                                                                 1.060                     --
                                                                                 1.028                     --
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 1.069                     --
                                                                                 1.080                     --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)...................... 0.960                     --
                                                                                 1.010                     --
                                                                                 0.932                     --
                                                                                 1.256                     --
                                                                                 1.118                     --
                                                                                 0.661                     --
                                                                                 1.633                     --
                                                                                 1.180                     --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)......................... 1.335                     --
                                                                                 1.066                     --
                                                                                 0.999                     --
                                                                                 0.972                     --
                                                                                 0.839                     --
                                                                                 0.758                     --
                                                                                 1.123                     --
                                                                                 1.150                     --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)............ 1.167                 95,067
                                                                                 1.007                 95,251
                                                                                 0.927                350,066
                                                                                 0.986                346,157
                                                                                 0.885                341,559
                                                                                 0.686                341,852
                                                                                 1.089                335,694
                                                                                 1.060                268,213
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05).......... 1.185                     --
                                                                                 1.049                     --
                                                                                 0.968                 67,162
                                                                                 1.018                 67,162
                                                                                 0.920                 67,162
                                                                                 0.720                 67,162
                                                                                 1.076                 67,162
                                                                                 1.049                 67,162

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.90% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2013   0.961           1.239           --
                                                                     2012   0.893           0.961           --
                                                                     2011   0.976           0.893           --
                                                                     2010   0.852           0.976           --
                                                                     2009   0.700           0.852           --
                                                                     2008   1.088           0.700           --
                                                                     2007   1.064           1.088           --
                                                                     2006   1.000           1.064           --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2013   1.124           1.108           --
                                                                     2012   0.997           1.124           --
                                                                     2011   0.935           0.997           --
                                                                     2010   0.748           0.935           --
                                                                     2009   0.586           0.748           --
                                                                     2008   0.978           0.586           --
                                                                     2007   1.245           0.978           --
                                                                     2006   1.000           1.245           --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust - Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Funds were renamed.




                      FORMER NAME                                             NEW NAME
------------------------------------------------------ -----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Franklin Rising Dividends Securities Fund             Franklin Rising Dividends VIP Fund
 Franklin Small-Mid Cap Growth Securities Fund         Franklin Small-Mid Cap Growth VIP Fund
 Templeton Foreign Securities Fund                     Templeton Foreign VIP Fund



UNDERLYING FUND SUBSTITUTIONS
The following former Underlying Funds were replaced by the new Underlying
Funds.




             FORMER UNDERLYING FUND/TRUST                     NEW UNDERLYING FUND/TRUST
----------------------------------------------------- -----------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio         T. Rowe Price Large Cap Value Portfolio
PIONEER VARIABLE CONTRACTS TRUST                      METROPOLITAN SERIES FUND
 Pioneer Disciplined Value VCT Portfolio              MFS(R) Value Portfolio
 Pioneer Ibbotson Growth Allocation VCT Portfolio     MetLife Asset Allocation 80 Portfolio
 Pioneer Ibbotson Moderate Allocation VCT Portfolio   MetLife Asset Allocation 60 Portfolio
PIONEER VARIABLE CONTRACTS TRUST                      MET INVESTORS SERIES TRUST
 Pioneer Emerging Markets VCT Portfolio               MFS(R) Emerging Markets Equity Portfolio
 Pioneer Equity Income VCT Portfolio                  Invesco Comstock Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Federal Tax Considerations

       Independent Registered Public Accounting Firm

       Condensed Financial Information

       Financial Statements

--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 28, 2014 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:


MIC-Book-70-71-75

                        PORTFOLIO ARCHITECT PLUS ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                        SUPPLEMENT DATED APRIL 28, 2014

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect Plus Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

  Templeton Foreign VIP Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Aggressive Growth Portfolio -- Class I

  ClearBridge Variable Appreciation Portfolio -- Class I
  ClearBridge Variable Large Cap Growth Portfolio -- Class I
  ClearBridge Variable Large Cap Value Portfolio -- Class I
  ClearBridge Variable Small Cap Growth Portfolio -- Class I
  Legg Mason Investment Counsel Variable Social Awareness Portfolio MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio -- Class A

  Clarion Global Real Estate Portfolio -- Class A
  ClearBridge Aggressive Growth Portfolio -- Class A

  Harris Oakmark International Portfolio -- Class A
  Invesco Comstock Portfolio -- Class B

  Invesco Mid Cap Value Portfolio -- Class B
  Invesco Small Cap Growth Portfolio -- Class A

  JPMorgan Small Cap Value Portfolio -- Class A

  Lord Abbett Bond Debenture Portfolio -- Class A
  MetLife Asset Allocation 100 Portfolio -- Class B

  MFS(R) Emerging Markets Equity Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class B
  PIMCO Inflation Protected Bond Portfolio -- Class A
  PIMCO Total Return Portfolio -- Class B
  Pioneer Fund Portfolio -- Class A
  Pioneer Strategic Income Portfolio -- Class A
  T. Rowe Price Large Cap Value Portfolio -- Class B
  Third Avenue Small Cap Value Portfolio -- Class B

  WMC Large Cap Research Portfolio -- Class E

METROPOLITAN SERIES FUND
  BlackRock Bond Income Portfolio -- Class A

  BlackRock Capital Appreciation Portfolio -- Class A
  BlackRock Money Market Portfolio -- Class A

  Frontier Mid Cap Growth Portfolio -- Class D

  MetLife Asset Allocation 20 Portfolio -- Class B
  MetLife Asset Allocation 40 Portfolio -- Class B
  MetLife Asset Allocation 60 Portfolio -- Class B
  MetLife Asset Allocation 80 Portfolio -- Class B

  MetLife Stock Index Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class F
  MFS(R) Value Portfolio -- Class A
  Neuberger Berman Genesis Portfolio -- Class B
  T. Rowe Price Large Cap Growth Portfolio -- Class B
  T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management U.S. Government Portfolio -- Class A

  WMC Balanced Portfolio -- Class A
  WMC Core Equity Opportunities Portfolio -- Class A

  Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.



The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, 2014. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                  STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                      BENEFIT           BENEFIT           BENEFIT
                                                                 ----------------   ---------------   --------------
Mortality and Expense Risk Charge*............................     1.40%              1.55%             1.75%
Administrative Expense Charge.................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED............................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge........................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED    1.75%              1.90%             2.10%
Optional GMAB Charge..........................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED.....................................................     2.05%              2.20%             2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)..................................................     2.25%              2.40%             2.60%
Optional GMWB I Charge........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.......................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge......................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED.....................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED.....................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED.....................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED.....................................................     2.00%              2.15%             2.35%

------------

*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in Harris Oakmark International Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in T. Rowe Price Large Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the
      T. Rowe Price Small Cap Growth Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.68% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B.


(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.27%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................    0.52%     0.25%            0.03%
 American Funds Growth Fund.......................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund................    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................    0.55%     0.25%            0.09%
 Dynamic Capital Appreciation Portfolio++             0.55%     0.25%            0.22%
 Mid Cap Portfolio................................    0.55%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.......................    0.64%     0.25%            0.14%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I............................    0.75%       --             0.04%
 ClearBridge Variable Appreciation
  Portfolio -- Class I............................    0.70%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I............................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I............................    0.65%       --             0.08%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................    0.75%       --             0.08%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................    0.71%       --             0.18%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.09%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.60%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.59%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B............    0.57%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio -- Class B           0.65%     0.25%            0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --           0.02%



                                                                     TOTAL                      NET TOTAL
                                                      ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                      FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................   --             0.80%       --               0.80%
 American Funds Growth Fund.......................   --             0.60%       --               0.60%
 American Funds Growth-Income Fund................   --             0.54%       --               0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................   --             0.89%       --               0.89%
 Dynamic Capital Appreciation Portfolio++            --             1.02%       --               1.02%
 Mid Cap Portfolio................................   --             0.89%       --               0.89%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.......................   --             1.03%       --               1.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I............................   --             0.79%     0.00%              0.79%
 ClearBridge Variable Appreciation
  Portfolio -- Class I............................   --             0.75%     0.00%              0.75%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I............................   --             0.85%     0.00%              0.85%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I............................   --             0.73%     0.00%              0.73%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I............................   --             0.83%     0.00%              0.83%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio......................   --             0.89%     0.00%              0.89%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........ 0.08%            0.77%       --               0.77%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.65%       --               0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.61%     0.00%              0.61%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.83%     0.02%              0.81%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%              0.82%
 Invesco Mid Cap Value Portfolio -- Class B        0.08%            1.03%     0.02%              1.01%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.87%     0.02%              0.85%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 JPMorgan Small Cap Value Portfolio --
  Class A........................................    0.77%       --           0.06%
 Lord Abbett Bond Debenture Portfolio --
  Class A........................................    0.51%       --           0.03%
 MetLife Asset Allocation 100 Portfolio --
  Class B........................................    0.07%     0.25%          0.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B........................................    0.87%     0.25%          0.15%
 MFS(R) Research International Portfolio --
  Class B++......................................    0.68%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.67%     0.25%          0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................    0.47%       --           0.08%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A...............    0.65%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A........................................    0.57%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
 Third Avenue Small Cap Value Portfolio --
  Class B........................................    0.73%     0.25%          0.03%
 WMC Large Cap Research Portfolio --
  Class E........................................    0.59%     0.15%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................    0.33%       --           0.02%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.33%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.72%     0.10%          0.03%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................    0.09%     0.25%          0.02%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.07%     0.25%          0.01%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.06%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.04%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................    0.80%       --           0.03%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%          0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.48%     0.25%          0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --           0.02%
 WMC Balanced Portfolio -- Class A...............    0.46%       --           0.05%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................    0.70%       --           0.02%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
 JPMorgan Small Cap Value Portfolio --
  Class A........................................ 0.04%            0.87%     0.09%              0.78%
 Lord Abbett Bond Debenture Portfolio --
  Class A........................................   --             0.54%       --               0.54%
 MetLife Asset Allocation 100 Portfolio --
  Class B........................................ 0.70%            1.03%       --               1.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B........................................   --             1.27%     0.01%              1.26%
 MFS(R) Research International Portfolio --
  Class B++......................................   --             1.00%     0.06%              0.94%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             1.00%     0.03%              0.97%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................   --             0.55%     0.00%              0.55%
 PIMCO Total Return Portfolio -- Class B.........   --             0.76%       --               0.76%
 Pioneer Fund Portfolio -- Class A...............   --             0.70%     0.04%              0.66%
 Pioneer Strategic Income Portfolio --
  Class A........................................   --             0.63%       --               0.63%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --               0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --               0.74%
 Third Avenue Small Cap Value Portfolio --
  Class B........................................   --             1.01%     0.02%              0.99%
 WMC Large Cap Research Portfolio --
  Class E........................................   --             0.77%     0.05%              0.72%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.35%     0.00%              0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.01%              0.70%
 BlackRock Money Market Portfolio --
  Class A........................................   --             0.35%     0.02%              0.33%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.85%     0.01%              0.84%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................ 0.52%            0.88%     0.01%              0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.57%            0.90%       --               0.90%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.62%            0.93%       --               0.93%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.66%            0.98%       --               0.98%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%              0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.79%       --               0.79%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%              0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................   --             0.83%     0.01%              0.82%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.01%              1.07%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.88%     0.01%              0.87%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --             0.77%       --               0.77%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........   --             0.49%     0.01%              0.48%
 WMC Balanced Portfolio -- Class A...............   --             0.51%     0.00%              0.51%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................   --             0.72%     0.11%              0.61%

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



            UNDERLYING FUND                       INVESTMENT OBJECTIVE            INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio++                                                                    Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund             Seeks long-term capital growth.           Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive        Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                     LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Appreciation      Seeks long-term appreciation of           Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  capital.                                  LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                     LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                  Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                     LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
Legg Mason Investment Counsel          Seeks capital appreciation and            Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio   retention of net investment income.       LLC
                                                                                 Subadviser: Legg Mason Investment
                                                                                 Counsel, LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --      Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                               consistent with income generation         Subadviser: BlackRock Financial
                                       and prudent investment management.        Management, Inc.
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
JPMorgan Small Cap Value                Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: J.P. Morgan Investment
                                                                                  Management Inc.
Lord Abbett Bond Debenture              Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                   opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                        to produce a high total return.
MetLife Asset Allocation 100            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Emerging Markets Equity          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                  Services Company
MFS(R) Research International           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Oppenheimer Funds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
Third Avenue Small Cap Value            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: Third Avenue
                                                                                  Management LLC
WMC Large Cap Research                  Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: Wellington Management
                                                                                  Company, LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --      Seeks a competitive total return          MetLife Advisers, LLC
 Class A                                primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: BlackRock Advisors, LLC

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
BlackRock Money Market Portfolio --        Seeks a high level of current income      MetLife Advisers, LLC
 Class A                                   consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                             Subadviser: Frontier Capital
                                                                                     Management Company, LLC
MetLife Asset Allocation 20                Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
MetLife Asset Allocation 40                Seeks high total return in the form of    MetLife Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
MetLife Asset Allocation 60                Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
WMC Balanced Portfolio -- Class A          Seeks long-term capital appreciation      MetLife Advisers, LLC
                                           with some current income.                 Subadviser: Wellington Management
                                                                                     Company, LLP
WMC Core Equity Opportunities              Seeks to provide a growing stream of      MetLife Advisers, LLC
 Portfolio -- Class A                      income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company, LLP
                                           current income.


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.




                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.



RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, JPMorgan Small Cap Value Portfolio, ClearBridge Variable Small Cap Growth Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Foreign VIP Fund and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; -any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer -policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply the Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                                LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")


Below is a list of Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified a Class A Subaccounts.:




             CLASS B SUBACCOUNTS/UNDERLYING FUNDS
     ---------------------------------------------------
     MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio - Class A
     PIMCO Inflation Protected Bond Portfolio - Class A
     PIMCO Total Return Portfolio - Class B
     Pioneer Strategic Income Portfolio - Class A
     METROPOLITAN SERIES FUND - CLASS A
     BlackRock Bond Income Portfolio
     BlackRock Money Market Portfolio
     Western Asset Management U.S. Government Portfolio

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS


The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.




                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2014, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $52,000 or 25% of pay for each participant in 2014.



ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth

Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.


Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.


We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS


If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
         METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.383           1.353                      --
                                                                        2005   1.223           1.383                 682,786
                                                                        2004   1.146           1.223                 648,687
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2013   2.249           2.860               1,522,148
                                                                        2012   1.864           2.249               1,651,014
                                                                        2011   2.077           1.864               1,835,155
                                                                        2010   1.888           2.077               2,167,106
                                                                        2009   1.347           1.888               2,352,962
                                                                        2008   2.221           1.347               2,288,132
                                                                        2007   1.964           2.221               2,653,561
                                                                        2006   1.657           1.964               2,480,315
                                                                        2005   1.475           1.657               2,209,097
                                                                        2004   1.320           1.475               1,284,663
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2013   1.854           2.375               3,586,256
                                                                        2012   1.598           1.854               4,096,017
                                                                        2011   1.695           1.598               4,756,491
                                                                        2010   1.451           1.695               5,580,432
                                                                        2009   1.057           1.451               5,944,451
                                                                        2008   1.916           1.057               6,693,397
                                                                        2007   1.732           1.916               7,733,744
                                                                        2006   1.596           1.732               7,549,012
                                                                        2005   1.395           1.596               6,996,054
                                                                        2004   1.259           1.395               3,989,138
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2013   1.619           2.129               3,540,649
                                                                        2012   1.400           1.619               3,644,182
                                                                        2011   1.449           1.400               3,933,709
                                                                        2010   1.320           1.449               4,543,209
                                                                        2009   1.022           1.320               4,959,495
                                                                        2008   1.670           1.022               5,249,811
                                                                        2007   1.614           1.670               5,912,852
                                                                        2006   1.423           1.614               6,102,276
                                                                        2005   1.366           1.423               5,905,027
                                                                        2004   1.257           1.366               3,678,011
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)...................................... 2006   1.666           1.649                      --
                                                                        2005   1.432           1.666               1,617,903
                                                                        2004   1.217           1.432                 403,695
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03).................. 2006   1.726           2.254                      --
                                                                        2005   1.635           1.726               2,947,283
                                                                        2004   1.264           1.635               1,173,619

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).......................... 2008   1.506
                                                                                       2007   1.428
                                                                                       2006   1.245
                                                                                       2005   1.212
                                                                                       2004   1.171
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 2008   1.313
                                                                                       2007   1.499
                                                                                       2006   1.467
                                                                                       2005   1.408
                                                                                       2004   1.285
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 2006   1.316
                                                                                       2005   1.213
                                                                                       2004   1.079
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 2006   1.313
                                                                                       2005   1.211
                                                                                       2004   1.072
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)....................... 2013   1.941
                                                                                       2012   1.697
                                                                                       2011   1.773
                                                                                       2010   1.540
                                                                                       2009   1.155
                                                                                       2008   2.046
                                                                                       2007   1.772
                                                                                       2006   1.615
                                                                                       2005   1.406
                                                                                       2004   1.240
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2013   1.710
                                                                                       2012   1.420
                                                                                       2011   1.484
                                                                                       2010   1.277
                                                                                       2009   0.955
                                                                                       2008   1.654
                                                                                       2007   1.574
                                                                                       2006   1.405
                                                                                       2005   1.182
                                                                                       2004   1.185
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................. 2013   2.594
                                                                                       2012   2.300
                                                                                       2011   2.620
                                                                                       2010   2.070
                                                                                       2009   1.504
                                                                                       2008   2.529
                                                                                       2007   2.227
                                                                                       2006   2.013
                                                                                       2005   1.732
                                                                                       2004   1.411
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03).......................... 2006   1.457
                                                                                       2005   1.339
                                                                                       2004   1.207
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........... 2008   3.645
                                                                                       2007   2.874
                                                                                       2006   2.279
                                                                                       2005   1.816
                                                                                       2004   1.479
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)...................... 2013   1.994
                                                                                       2012   1.713
                                                                                       2011   1.947
                                                                                       2010   1.824
                                                                                       2009   1.352
                                                                                       2008   2.303
                                                                                       2007   2.026
                                                                                       2006   1.694
                                                                                       2005   1.562
                                                                                       2004   1.338



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).......................... 1.442                      --
                                                                                       1.506                 472,106
                                                                                       1.428                 601,434
                                                                                       1.245                 687,164
                                                                                       1.212                 433,165
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 1.239                      --
                                                                                       1.313               1,229,258
                                                                                       1.499               1,342,028
                                                                                       1.467               1,354,441
                                                                                       1.408                 891,842
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 1.431                      --
                                                                                       1.316               1,014,567
                                                                                       1.213                  88,502
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 1.464                      --
                                                                                       1.313                 695,712
                                                                                       1.211                 295,098
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)....................... 2.502               1,935,650
                                                                                       1.941               2,255,908
                                                                                       1.697               2,499,850
                                                                                       1.773               2,807,052
                                                                                       1.540               2,939,345
                                                                                       1.155               3,166,440
                                                                                       2.046               3,125,075
                                                                                       1.772               3,406,359
                                                                                       1.615               2,889,474
                                                                                       1.406               1,106,182
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2.327                  36,951
                                                                                       1.710                  47,060
                                                                                       1.420                  50,593
                                                                                       1.484                  87,040
                                                                                       1.277                  95,172
                                                                                       0.955                 107,615
                                                                                       1.654                 221,762
                                                                                       1.574                 258,827
                                                                                       1.405                 271,035
                                                                                       1.182                 209,054
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................. 3.470               1,916,711
                                                                                       2.594               2,163,462
                                                                                       2.300               2,507,619
                                                                                       2.620               2,992,345
                                                                                       2.070               3,164,191
                                                                                       1.504               3,504,066
                                                                                       2.529               4,121,242
                                                                                       2.227               4,444,530
                                                                                       2.013               4,199,602
                                                                                       1.732               2,046,125
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03).......................... 1.699                      --
                                                                                       1.457                 718,558
                                                                                       1.339                 296,918
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........... 3.316                      --
                                                                                       3.645               1,553,828
                                                                                       2.874               1,452,724
                                                                                       2.279               1,196,069
                                                                                       1.816                 486,569
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)...................... 2.415               1,440,660
                                                                                       1.994               1,714,677
                                                                                       1.713               2,083,263
                                                                                       1.947               2,300,173
                                                                                       1.824               2,629,076
                                                                                       1.352               2,896,518
                                                                                       2.303               3,412,070
                                                                                       2.026               3,233,201
                                                                                       1.694               2,820,754
                                                                                       1.562               1,643,650

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)................... 2006   1.626
                                                                                   2005   1.517
                                                                                   2004   1.328
High Yield Bond Trust
 High Yield Bond Trust (6/04)..................................................... 2006   1.060
                                                                                   2005   1.063
                                                                                   2004   0.990
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03).......................... 2006   1.237
                                                                                   2005   1.167
                                                                                   2004   1.094
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03).............. 2010   1.608
                                                                                   2009   1.300
                                                                                   2008   1.860
                                                                                   2007   1.552
                                                                                   2006   1.483
                                                                                   2005   1.340
                                                                                   2004   1.192
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)................... 2008   1.677
                                                                                   2007   1.558
                                                                                   2006   1.341
                                                                                   2005   1.290
                                                                                   2004   1.254
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................. 2011   2.002
                                                                                   2010   1.634
                                                                                   2009   1.058
                                                                                   2008   1.918
                                                                                   2007   1.601
                                                                                   2006   1.508
                                                                                   2005   1.373
                                                                                   2004   1.386
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03).................................... 2006   1.546
                                                                                   2005   1.509
                                                                                   2004   1.334
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2013   1.808
                                                                                   2012   1.547
                                                                                   2011   1.533
                                                                                   2010   1.246
                                                                                   2009   0.940
                                                                                   2008   1.602
                                                                                   2007   1.661
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   1.584
                                                                                   2012   1.400
                                                                                   2011   1.515
                                                                                   2010   1.320
                                                                                   2009   1.036
                                                                                   2008   1.659
                                                                                   2007   1.732
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2013   1.703
                                                                                   2012   1.492
                                                                                   2011   1.477
                                                                                   2010   1.332
                                                                                   2009   1.108
                                                                                   2008   1.591
                                                                                   2007   1.537
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)......... 2013   1.548
                                                                                   2012   1.306
                                                                                   2011   1.335
                                                                                   2010   1.235
                                                                                   2009   0.881
                                                                                   2008   1.426
                                                                                   2007   1.424



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)................... 1.950                      --
                                                                                   1.626               2,752,976
                                                                                   1.517               1,122,480
High Yield Bond Trust
 High Yield Bond Trust (6/04)..................................................... 1.084                      --
                                                                                   1.060               2,509,000
                                                                                   1.063                 742,252
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03).......................... 1.278                      --
                                                                                   1.237                  61,670
                                                                                   1.167                  94,312
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03).............. 1.631                      --
                                                                                   1.608                  87,500
                                                                                   1.300                  88,565
                                                                                   1.860                  74,167
                                                                                   1.552                  52,098
                                                                                   1.483                  51,976
                                                                                   1.340                  60,932
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)................... 1.580                      --
                                                                                   1.677                  35,029
                                                                                   1.558                  42,569
                                                                                   1.341                  39,567
                                                                                   1.290                  43,823
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................. 2.143                      --
                                                                                   2.002                 299,819
                                                                                   1.634                 277,373
                                                                                   1.058                 228,946
                                                                                   1.918                 331,327
                                                                                   1.601                 147,445
                                                                                   1.508                 131,023
                                                                                   1.373                  94,010
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03).................................... 1.735                      --
                                                                                   1.546                 726,298
                                                                                   1.509                 359,971
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2.631                 854,322
                                                                                   1.808                 860,218
                                                                                   1.547                 894,306
                                                                                   1.533               1,064,988
                                                                                   1.246               1,193,292
                                                                                   0.940               1,558,047
                                                                                   1.602               1,823,120
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2.062                 510,010
                                                                                   1.584                 559,813
                                                                                   1.400                 621,136
                                                                                   1.515                 793,654
                                                                                   1.320                 960,678
                                                                                   1.036                 998,096
                                                                                   1.659               1,225,268
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2.180                 105,876
                                                                                   1.703                 145,606
                                                                                   1.492                 148,945
                                                                                   1.477                 149,410
                                                                                   1.332                 178,737
                                                                                   1.108                 240,761
                                                                                   1.591                 212,307
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)......... 2.101                 139,946
                                                                                   1.548                 165,401
                                                                                   1.306                 227,136
                                                                                   1.335                 327,464
                                                                                   1.235                 301,414
                                                                                   0.881                 446,435
                                                                                   1.426                 613,431

               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)..... 2013   1.717
                                                                              2012   1.497
                                                                              2011   1.449
                                                                              2010   1.344
                                                                              2009   1.097
                                                                              2008   1.730
                                                                              2007   1.691
                                                                              2006   1.452
                                                                              2005   1.385
                                                                              2004   1.274
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03).... 2013   2.390
                                                                              2012   2.033
                                                                              2011   2.036
                                                                              2010   1.652
                                                                              2009   1.175
                                                                              2008   2.013
                                                                              2007   1.859
                                                                              2006   1.674
                                                                              2005   1.621
                                                                              2004   1.430
 LMPVET Equity Index Subaccount (Class II) (5/03)............................ 2009   0.973
                                                                              2008   1.581
                                                                              2007   1.531
                                                                              2006   1.350
                                                                              2005   1.316
                                                                              2004   1.212
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2013   1.314
                                                                              2012   1.206
                                                                              2011   1.225
                                                                              2010   1.109
                                                                              2009   0.917
                                                                              2008   1.245
                                                                              2007   1.140
                                                                              2006   1.075
                                                                              2005   1.046
                                                                              2004   0.945
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)..... 2011   0.990
                                                                              2010   0.920
                                                                              2009   0.796
                                                                              2008   1.026
                                                                              2007   1.028
                                                                              2006   1.003
                                                                              2005   0.995
                                                                              2004   0.999
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................. 2007   1.665
                                                                              2006   1.432
                                                                              2005   1.398
                                                                              2004   1.311
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)......................... 2007   1.377
                                                                              2006   1.341
                                                                              2005   1.295
                                                                              2004   1.308
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)....................... 2007   1.619
                                                                              2006   1.480
                                                                              2005   1.368
                                                                              2004   1.274
 LMPVPII Growth and Income Subaccount (Class I) (7/03)....................... 2007   1.481
                                                                              2006   1.338
                                                                              2005   1.311
                                                                              2004   1.229
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).................. 2007   1.619
                                                                              2006   1.402
                                                                              2005   1.379
                                                                              2004   1.243



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)..... 2.238                 169,381
                                                                              1.717                 231,826
                                                                              1.497                 250,239
                                                                              1.449                 208,693
                                                                              1.344                 245,714
                                                                              1.097                 296,399
                                                                              1.730                 427,814
                                                                              1.691                 471,454
                                                                              1.452                 501,807
                                                                              1.385                 441,560
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03).... 3.461                 434,520
                                                                              2.390                 418,923
                                                                              2.033                 448,314
                                                                              2.036                 467,388
                                                                              1.652                 580,085
                                                                              1.175                 590,987
                                                                              2.013                 628,587
                                                                              1.859                 726,440
                                                                              1.674                 726,603
                                                                              1.621                 538,756
 LMPVET Equity Index Subaccount (Class II) (5/03)............................ 0.947                      --
                                                                              0.973               2,030,686
                                                                              1.581               2,446,846
                                                                              1.531               2,635,077
                                                                              1.350               2,735,875
                                                                              1.316               1,700,050
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 1.536                 403,053
                                                                              1.314                 400,719
                                                                              1.206                 407,169
                                                                              1.225                 451,807
                                                                              1.109                 550,276
                                                                              0.917                 554,742
                                                                              1.245                 589,213
                                                                              1.140                 587,661
                                                                              1.075                 440,393
                                                                              1.046                 175,622
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)..... 0.978                      --
                                                                              0.990                 438,843
                                                                              0.920                 430,668
                                                                              0.796                 471,364
                                                                              1.026                 620,275
                                                                              1.028                 752,805
                                                                              1.003                 750,615
                                                                              0.995                 370,521
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................. 1.747                      --
                                                                              1.665               1,177,694
                                                                              1.432               1,151,224
                                                                              1.398                 821,453
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)......................... 1.434                      --
                                                                              1.377                 619,300
                                                                              1.341                 625,036
                                                                              1.295                 624,068
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)....................... 1.676                      --
                                                                              1.619               1,920,219
                                                                              1.480               1,765,100
                                                                              1.368               1,209,453
 LMPVPII Growth and Income Subaccount (Class I) (7/03)....................... 1.547                      --
                                                                              1.481                 255,286
                                                                              1.338                 303,216
                                                                              1.311                 255,316
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).................. 1.682                      --
                                                                              1.619               1,464,517
                                                                              1.402               1,404,543
                                                                              1.379                 615,953

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.810           1.995                      --
                                                                          2006   1.638           1.810               1,998,685
                                                                          2005   1.537           1.638               2,045,405
                                                                          2004   1.258           1.537                 993,496
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.085           1.120                      --
                                                                          2005   1.061           1.085                 907,056
                                                                          2004   0.981           1.061                 358,051
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.792           1.728                      --
                                                                          2007   1.716           1.792               1,198,858
                                                                          2006   1.802           1.716               1,257,316
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2013   1.921           2.079               1,837,367
                                                                          2012   1.669           1.921               2,108,914
                                                                          2011   1.652           1.669               2,045,855
                                                                          2010   1.443           1.652               2,427,522
                                                                          2009   0.995           1.443               2,321,643
                                                                          2008   1.331           0.995               2,625,270
                                                                          2007   1.316           1.331               3,234,841
                                                                          2006   1.248           1.316               1,245,696
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.645           1.725                      --
                                                                          2006   1.553           1.645                 597,957
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.527           2.017                 406,202
                                                                          2012   1.366           1.527                 298,428
                                                                          2011   1.385           1.366                 409,260
                                                                          2010   1.249           1.385                 384,716
                                                                          2009   1.064           1.249                 421,636
                                                                          2008   1.724           1.064                 547,331
                                                                          2007   1.711           1.724                 543,310
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2013   1.041           1.063               2,280,435
                                                                          2012   0.837           1.041               2,655,639
                                                                          2011   0.897           0.837               2,994,566
                                                                          2010   0.784           0.897               3,461,895
                                                                          2009   0.589           0.784               3,954,412
                                                                          2008   1.024           0.589               4,196,181
                                                                          2007   1.221           1.024               4,804,600
                                                                          2006   1.003           1.221               5,414,203
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2013   2.090           2.657               1,050,387
                                                                          2012   1.728           2.090               1,137,101
                                                                          2011   1.894           1.728               1,179,476
                                                                          2010   1.754           1.894               1,458,314
                                                                          2009   1.244           1.754               1,598,666
                                                                          2008   2.172           1.244               1,575,078
                                                                          2007   1.691           2.172               1,564,313
                                                                          2006   1.649           1.691               1,646,669
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2013   2.131           2.745                 554,492
                                                                          2012   1.672           2.131                 543,069
                                                                          2011   1.974           1.672                 567,794
                                                                          2010   1.719           1.974                 617,080
                                                                          2009   1.123           1.719                 662,726
                                                                          2008   1.924           1.123                 708,406
                                                                          2007   1.970           1.924                 807,578
                                                                          2006   1.788           1.970                 874,772
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2013   1.664           2.219                 709,571
                                                                          2012   1.426           1.664                 779,586
                                                                          2011   1.470           1.426                 933,018
                                                                          2010   1.300           1.470               1,142,490
                                                                          2009   1.041           1.300               1,256,330
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2013   1.056           1.354               1,267,280
                                                                          2012   0.935           1.056               1,504,700
                                                                          2011   0.986           0.935               1,788,746
                                                                          2010   0.798           0.986               2,088,736
                                                                          2009   0.640           0.798               2,285,415
                                                                          2008   1.062           0.640               2,503,960
                                                                          2007   1.072           1.062               3,364,724
                                                                          2006   0.965           1.072                  51,725

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2013   1.573
                                                                            2012   1.348
                                                                            2011   1.381
                                                                            2010   1.109
                                                                            2009   0.839
                                                                            2008   1.388
                                                                            2007   1.265
                                                                            2006   1.274
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2013   1.468
                                                                            2012   1.289
                                                                            2011   1.456
                                                                            2010   1.237
                                                                            2009   0.974
                                                                            2008   1.322
                                                                            2007   1.356
                                                                            2006   1.272
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.913
                                                                            2008   1.240
                                                                            2007   1.184
                                                                            2006   1.120
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013   1.928
                                                                            2012   1.731
                                                                            2011   1.677
                                                                            2010   1.505
                                                                            2009   1.114
                                                                            2008   1.387
                                                                            2007   1.318
                                                                            2006   1.258
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.901
                                                                            2008   1.596
                                                                            2007   1.449
                                                                            2006   1.466
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).............. 2013   0.991
                                                                            2012   0.862
                                                                            2011   1.008
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)........... 2013   2.888
                                                                            2012   2.467
                                                                            2011   3.082
                                                                            2010   2.532
                                                                            2009   1.522
                                                                            2008   3.321
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 2013   1.895
                                                                            2012   1.649
                                                                            2011   1.876
                                                                            2010   1.710
                                                                            2009   1.320
                                                                            2008   2.326
                                                                            2007   2.214
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 2013   1.736
                                                                            2012   1.670
                                                                            2011   1.788
                                                                            2010   1.473
                                                                            2009   1.091
                                                                            2008   1.724
 MIST MLA Mid Cap Subaccount (Class B) (4/07).............................. 2013   1.078
                                                                            2012   1.040
                                                                            2011   1.115
                                                                            2010   0.922
                                                                            2009   0.685
                                                                            2008   1.127
                                                                            2007   1.271
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.............. 2013   1.088
                                                                            2012   0.912
                                                                            2011   1.012
                                                                            2010   0.886
                                                                            2009   0.644
                                                                            2008   1.100
                                                                            2007   1.051
                                                                            2006   0.996



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2.176                 213,645
                                                                            1.573                  95,524
                                                                            1.348                  95,666
                                                                            1.381                  68,053
                                                                            1.109                  68,769
                                                                            0.839                  73,474
                                                                            1.388                 101,944
                                                                            1.265                  66,083
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 1.926                 138,175
                                                                            1.468                 158,425
                                                                            1.289                 135,565
                                                                            1.456                 128,696
                                                                            1.237                  80,496
                                                                            0.974                 140,498
                                                                            1.322                  88,649
                                                                            1.356                  23,681
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.903                      --
                                                                            0.913                 847,504
                                                                            1.240                 848,585
                                                                            1.184                 866,855
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2.054                 689,075
                                                                            1.928                 716,868
                                                                            1.731                 644,745
                                                                            1.677                 705,031
                                                                            1.505                 662,082
                                                                            1.114                 716,059
                                                                            1.387                 875,686
                                                                            1.318                 869,658
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 0.857                      --
                                                                            0.901                 460,686
                                                                            1.596                 579,386
                                                                            1.449                 603,565
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).............. 1.264                 165,770
                                                                            0.991                 451,068
                                                                            0.862                 256,023
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)........... 2.702                 713,302
                                                                            2.888                 820,574
                                                                            2.467                 969,247
                                                                            3.082               1,193,268
                                                                            2.532               1,264,697
                                                                            1.522               1,263,528
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *.......... 2.225               1,304,709
                                                                            1.895               1,599,937
                                                                            1.649               1,791,610
                                                                            1.876               1,929,042
                                                                            1.710               2,172,868
                                                                            1.320               1,489,970
                                                                            2.326                 474,394
 MIST MLA Mid Cap Subaccount (Class A) (4/08).............................. 1.882                      --
                                                                            1.736                 783,059
                                                                            1.670                 901,142
                                                                            1.788                 965,061
                                                                            1.473               1,000,719
                                                                            1.091               1,087,114
 MIST MLA Mid Cap Subaccount (Class B) (4/07).............................. 1.168                      --
                                                                            1.078               3,042,023
                                                                            1.040               3,337,591
                                                                            1.115               3,716,664
                                                                            0.922               3,990,754
                                                                            0.685               2,711,797
                                                                            1.127                  89,796
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.............. 1.362               2,628,162
                                                                            1.088               3,227,875
                                                                            0.912               3,621,330
                                                                            1.012               4,064,418
                                                                            0.886               4,403,792
                                                                            0.644               4,832,675
                                                                            1.100               5,755,900
                                                                            1.051               5,922,776

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2013   1.634           1.465               1,957,555
                                                                          2012   1.518           1.634               2,720,268
                                                                          2011   1.383           1.518               3,119,858
                                                                          2010   1.301           1.383               3,080,081
                                                                          2009   1.116           1.301               2,972,107
                                                                          2008   1.214           1.116               3,355,786
                                                                          2007   1.146           1.214               3,177,968
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.603           1.548               6,433,826
                                                                          2012   1.490           1.603               8,842,108
                                                                          2011   1.467           1.490               9,215,698
                                                                          2010   1.377           1.467               6,092,638
                                                                          2009   1.235           1.377               5,847,652
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.517           1.987                  70,392
                                                                          2012   1.393           1.517                  66,253
                                                                          2011   1.482           1.393                  81,995
                                                                          2010   1.295           1.482                  90,198
                                                                          2009   1.062           1.295                 167,716
                                                                          2008   1.606           1.062                 176,165
                                                                          2007   1.553           1.606                 269,443
                                                                          2006   1.444           1.553                 283,597
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.164           1.286                      --
                                                                          2006   1.106           1.164                  84,676
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   1.737           1.737               1,132,137
                                                                          2012   1.581           1.737               1,319,025
                                                                          2011   1.549           1.581               1,343,999
                                                                          2010   1.403           1.549               1,327,183
                                                                          2009   1.071           1.403               1,350,479
                                                                          2008   1.218           1.071               1,513,676
                                                                          2007   1.160           1.218               1,834,393
                                                                          2006   1.120           1.160               1,825,798
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.905           1.991                      --
                                                                          2012   1.726           1.905                 215,738
                                                                          2011   2.135           1.726                 273,666
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   1.021           1.345               2,784,433
                                                                          2012   0.879           1.021               3,067,172
                                                                          2011   0.930           0.879               3,379,873
                                                                          2010   0.807           0.930               3,883,900
                                                                          2009   0.693           0.807               3,903,637
                                                                          2008   1.104           0.693               4,074,877
                                                                          2007   1.078           1.104               4,577,309
                                                                          2006   1.001           1.078               2,683,353
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   1.039           1.355               3,705,543
                                                                          2012   0.894           1.039               4,206,916
                                                                          2011   0.998           0.894               4,778,084
                                                                          2010   0.845           0.998               5,754,121
                                                                          2009   0.679           0.845               6,317,567
                                                                          2008   0.983           0.679               6,812,980
                                                                          2007   1.029           0.983               7,858,531
                                                                          2006   1.003           1.029               2,366,839
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.353           1.322               1,199,794
                                                                          2012   1.277           1.353               1,675,688
                                                                          2011   1.217           1.277               1,996,059
                                                                          2010   1.141           1.217               2,150,699
                                                                          2009   1.059           1.141               2,028,649
                                                                          2008   1.114           1.059               2,336,733
                                                                          2007   1.064           1.114               3,276,314
                                                                          2006   1.024           1.064               1,708,494
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.247           1.648                 811,759
                                                                          2012   1.108           1.247                 876,805
                                                                          2011   1.235           1.108                 917,166
                                                                          2010   1.047           1.235               1,229,652
                                                                          2009   0.831           1.047               1,138,143
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.299           1.542                 594,471
                                                                          2012   1.174           1.299                 613,548
                                                                          2011   1.148           1.174                 718,793
                                                                          2010   1.064           1.148                 761,158
                                                                          2009   0.917           1.064                 695,103

                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............................ 2013   1.022
                                                                                    2012   1.038
                                                                                    2011   1.055
                                                                                    2010   1.071
                                                                                    2009   1.083
                                                                                    2008   1.069
                                                                                    2007   1.034
                                                                                    2006   1.011
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 2013   1.335
                                                                                    2012   1.201
                                                                                    2011   1.271
                                                                                    2010   1.153
                                                                                    2009   0.887
                                                                                    2008   1.436
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.775
                                                                                    2008   1.427
                                                                                    2007   1.394
                                                                                    2006   1.375
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013   1.295
                                                                                    2012   1.137
                                                                                    2011   1.232
                                                                                    2010   1.093
                                                                                    2009   0.912
                                                                                    2008   1.519
                                                                                    2007   1.482
                                                                                    2006   1.444
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.660
                                                                                    2012   1.520
                                                                                    2011   1.594
                                                                                    2010   1.406
                                                                                    2009   0.957
                                                                                    2008   1.791
                                                                                    2007   1.510
                                                                                    2006   1.547
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.933
                                                                                    2010   0.819
                                                                                    2009   0.632
                                                                                    2008   1.078
                                                                                    2007   1.061
                                                                                    2006   1.002
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.284
                                                                                    2012   1.195
                                                                                    2011   1.175
                                                                                    2010   1.085
                                                                                    2009   0.914
                                                                                    2008   1.084
                                                                                    2007   1.043
                                                                                    2006   1.001
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.221
                                                                                    2012   1.112
                                                                                    2011   1.118
                                                                                    2010   1.018
                                                                                    2009   0.836
                                                                                    2008   1.083
                                                                                    2007   1.050
                                                                                    2006   1.002
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2013   1.145
                                                                                    2012   1.027
                                                                                    2011   1.057
                                                                                    2010   0.949
                                                                                    2009   0.761
                                                                                    2008   1.084
                                                                                    2007   1.055
                                                                                    2006   1.002



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............................ 1.007              10,018,131
                                                                                    1.022              12,543,678
                                                                                    1.038              13,039,890
                                                                                    1.055              14,271,296
                                                                                    1.071              16,182,132
                                                                                    1.083              23,360,395
                                                                                    1.069              14,341,336
                                                                                    1.034               9,629,261
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 1.757                 477,042
                                                                                    1.335                 460,964
                                                                                    1.201                 511,611
                                                                                    1.271                 527,774
                                                                                    1.153                 457,716
                                                                                    0.887                 475,963
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 0.809                      --
                                                                                    0.775                 840,879
                                                                                    1.427                 925,820
                                                                                    1.394               1,050,103
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 1.425                      --
                                                                                    1.295                 798,370
                                                                                    1.137                 877,645
                                                                                    1.232               1,052,276
                                                                                    1.093               1,098,203
                                                                                    0.912               1,255,504
                                                                                    1.519               1,484,108
                                                                                    1.482               1,473,209
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2.167                 625,816
                                                                                    1.660                 714,243
                                                                                    1.520                 839,857
                                                                                    1.594                 992,680
                                                                                    1.406               1,015,399
                                                                                    0.957               1,122,658
                                                                                    1.791               1,360,469
                                                                                    1.510               1,370,666
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 1.011                      --
                                                                                    0.933                 227,511
                                                                                    0.819                 221,096
                                                                                    0.632                 246,943
                                                                                    1.078                 266,656
                                                                                    1.061                 263,219
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 1.319               1,074,480
                                                                                    1.284               2,308,137
                                                                                    1.195               1,976,282
                                                                                    1.175               1,564,637
                                                                                    1.085               1,143,234
                                                                                    0.914                 665,471
                                                                                    1.084                  78,295
                                                                                    1.043                  66,476
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 1.333               2,189,635
                                                                                    1.221               2,295,264
                                                                                    1.112               2,610,615
                                                                                    1.118               1,615,515
                                                                                    1.018               1,163,679
                                                                                    0.836                 972,194
                                                                                    1.083                 900,547
                                                                                    1.050                 429,592
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 1.330               1,752,324
                                                                                    1.145               1,388,838
                                                                                    1.027               1,105,341
                                                                                    1.057               1,263,812
                                                                                    0.949               1,174,022
                                                                                    0.761               1,078,720
                                                                                    1.084               1,239,567
                                                                                    1.055               1,348,077

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)....... 2013   1.070
                                                                                  2012   0.942
                                                                                  2011   0.994
                                                                                  2010   0.880
                                                                                  2009   0.692
                                                                                  2008   1.084
                                                                                  2007   1.060
                                                                                  2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................. 2013   1.158
                                                                                  2012   1.019
                                                                                  2011   1.018
                                                                                  2010   0.903
                                                                                  2009   0.734
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................. 2013   1.510
                                                                                  2012   1.377
                                                                                  2011   1.368
                                                                                  2010   1.265
                                                                                  2009   1.085
                                                                                  2008   1.419
                                                                                  2007   1.383
                                                                                  2006   1.294
 MSF MFS(R) Value Subaccount (Class A) (4/06).................................... 2013   1.459
                                                                                  2012   1.270
                                                                                  2011   1.279
                                                                                  2010   1.166
                                                                                  2009   0.980
                                                                                  2008   1.475
                                                                                  2007   1.392
                                                                                  2006   1.259
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........................ 2013   1.895
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........................ 2013   1.177
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................. 2013   1.206
                                                                                  2012   1.032
                                                                                  2011   1.062
                                                                                  2010   0.924
                                                                                  2009   0.656
                                                                                  2008   1.149
                                                                                  2007   1.069
                                                                                  2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2013   1.655
                                                                                  2012   1.451
                                                                                  2011   1.452
                                                                                  2010   1.095
                                                                                  2009   0.802
                                                                                  2008   1.220
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2007   1.153
                                                                                  2006   1.084
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...... 2013   1.235
                                                                                  2012   1.212
                                                                                  2011   1.165
                                                                                  2010   1.116
                                                                                  2009   1.085
                                                                                  2008   1.104
                                                                                  2007   1.073
                                                                                  2006   1.037
Money Market Portfolio
 Money Market Subaccount (5/03).................................................. 2006   1.002
                                                                                  2005   0.989
                                                                                  2004   0.994
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04).................. 2006   1.096
                                                                                  2005   1.053
                                                                                  2004   0.992



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)....... 1.309               1,121,557
                                                                                  1.070               1,471,175
                                                                                  0.942               1,915,865
                                                                                  0.994               1,967,566
                                                                                  0.880               1,585,058
                                                                                  0.692               1,679,645
                                                                                  1.084               1,506,537
                                                                                  1.060               1,041,121
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................. 1.501               2,134,490
                                                                                  1.158               2,729,010
                                                                                  1.019               3,021,676
                                                                                  1.018               3,640,795
                                                                                  0.903               3,685,979
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................. 1.765               2,948,393
                                                                                  1.510               3,334,163
                                                                                  1.377               3,495,956
                                                                                  1.368               3,870,686
                                                                                  1.265               4,132,338
                                                                                  1.085               5,153,401
                                                                                  1.419               5,874,253
                                                                                  1.383               6,211,252
 MSF MFS(R) Value Subaccount (Class A) (4/06).................................... 1.950               1,693,173
                                                                                  1.459               1,081,793
                                                                                  1.270               1,094,426
                                                                                  1.279               1,215,911
                                                                                  1.166               1,413,020
                                                                                  0.980               1,380,791
                                                                                  1.475               1,546,147
                                                                                  1.392               1,587,913
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........................ 2.367                 695,022
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........................ 1.468               2,660,872
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................. 1.647                 668,474
                                                                                  1.206                 774,871
                                                                                  1.032                 816,568
                                                                                  1.062               1,010,584
                                                                                  0.924               1,247,569
                                                                                  0.656               1,477,950
                                                                                  1.149                 907,067
                                                                                  1.069                 879,739
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2.350               1,307,390
                                                                                  1.655               1,496,390
                                                                                  1.451               1,628,742
                                                                                  1.452               1,597,420
                                                                                  1.095               1,727,989
                                                                                  0.802               1,789,355
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 1.197                      --
                                                                                  1.153               2,774,278
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...... 1.209               1,174,260
                                                                                  1.235               1,375,985
                                                                                  1.212               1,550,633
                                                                                  1.165               1,893,020
                                                                                  1.116               1,876,916
                                                                                  1.085               2,138,366
                                                                                  1.104               1,902,390
                                                                                  1.073               2,479,854
Money Market Portfolio
 Money Market Subaccount (5/03).................................................. 1.011                      --
                                                                                  1.002               8,603,519
                                                                                  0.989               7,376,686
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04).................. 1.159                      --
                                                                                  1.096               1,107,893
                                                                                  1.053                 354,443

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)...................... 2007   1.119
                                                                                      2006   1.128
                                                                                      2005   1.122
                                                                                      2004   1.047
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)..................... 2009   1.192
                                                                                      2008   1.155
                                                                                      2007   1.079
                                                                                      2006   1.055
                                                                                      2005   1.046
                                                                                      2004   1.013
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)......................... 2007   2.056
                                                                                      2006   1.635
                                                                                      2005   1.480
                                                                                      2004   1.294
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03).............................. 2007   2.163
                                                                                      2006   1.873
                                                                                      2005   1.777
                                                                                      2004   1.430
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)................................ 2006   1.376
                                                                                      2005   1.286
                                                                                      2004   1.226
 Travelers Convertible Securities Subaccount (6/03).................................. 2006   1.180
                                                                                      2005   1.194
                                                                                      2004   1.141
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................... 2006   1.650
                                                                                      2005   1.490
                                                                                      2004   1.300
 Travelers Equity Income Subaccount (5/03)........................................... 2006   1.374
                                                                                      2005   1.336
                                                                                      2004   1.235
 Travelers Federated High Yield Subaccount (5/03).................................... 2006   1.217
                                                                                      2005   1.205
                                                                                      2004   1.109
 Travelers Federated Stock Subaccount (6/03)......................................... 2006   1.412
                                                                                      2005   1.362
                                                                                      2004   1.251
 Travelers Large Cap Subaccount (6/03)............................................... 2006   1.334
                                                                                      2005   1.247
                                                                                      2004   1.189
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................... 2006   1.101
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 2006   1.031
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 2006   1.068
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.078
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.047
                                                                                      2005   1.000
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.462
                                                                                      2005   1.325
                                                                                      2004   1.161
 Travelers MFS(R) Mid Cap Growth Subaccount (6/03)................................... 2006   1.462
                                                                                      2005   1.440
                                                                                      2004   1.282
 Travelers MFS(R) Total Return Subaccount (5/03)..................................... 2006   1.253
                                                                                      2005   1.236
                                                                                      2004   1.126



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)...................... 1.141                      --
                                                                                      1.119               3,379,543
                                                                                      1.128               3,428,297
                                                                                      1.122               1,935,023
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)..................... 1.232                      --
                                                                                      1.192               5,724,472
                                                                                      1.155               5,839,917
                                                                                      1.079               6,333,804
                                                                                      1.055               6,330,516
                                                                                      1.046               3,338,453
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)......................... 2.226                      --
                                                                                      2.056                 125,668
                                                                                      1.635                 147,722
                                                                                      1.480                 165,438
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03).............................. 2.310                      --
                                                                                      2.163               2,851,225
                                                                                      1.873               2,793,772
                                                                                      1.777               1,543,078
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)................................ 1.466                      --
                                                                                      1.376                 532,043
                                                                                      1.286                 281,369
 Travelers Convertible Securities Subaccount (6/03).................................. 1.258                      --
                                                                                      1.180                 801,813
                                                                                      1.194                 644,106
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................... 1.802                      --
                                                                                      1.650               1,336,963
                                                                                      1.490               1,090,380
 Travelers Equity Income Subaccount (5/03)........................................... 1.444                      --
                                                                                      1.374               1,510,545
                                                                                      1.336                 790,227
 Travelers Federated High Yield Subaccount (5/03).................................... 1.248                      --
                                                                                      1.217               1,281,352
                                                                                      1.205                 981,663
 Travelers Federated Stock Subaccount (6/03)......................................... 1.463                      --
                                                                                      1.412                 202,687
                                                                                      1.362                 158,920
 Travelers Large Cap Subaccount (6/03)............................................... 1.375                      --
                                                                                      1.334                 627,924
                                                                                      1.247                 364,940
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................... 1.170                      --
                                                                                      1.101                 217,807
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 1.035                      --
                                                                                      1.031                  58,058
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 1.106                      --
                                                                                      1.068               1,120,140
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 1.125                      --
                                                                                      1.078                 916,189
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 1.068                      --
                                                                                      1.047                 164,811
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 1.553                      --
                                                                                      1.462                 576,006
                                                                                      1.325                 253,889
 Travelers MFS(R) Mid Cap Growth Subaccount (6/03)................................... 1.547                      --
                                                                                      1.462               1,428,023
                                                                                      1.440                 693,904
 Travelers MFS(R) Total Return Subaccount (5/03)..................................... 1.294                      --
                                                                                      1.253               6,261,806
                                                                                      1.236               3,363,309

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers MFS(R) Value Subaccount (5/04)................................ 2006   1.165           1.259                      --
                                                                          2005   1.112           1.165               1,392,598
                                                                          2004   0.962           1.112                 646,507
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.556           1.788                      --
                                                                          2005   1.443           1.556                 711,397
                                                                          2004   1.266           1.443                 402,126
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.361           1.444                      --
                                                                          2005   1.304           1.361                 291,235
                                                                          2004   1.192           1.304                 136,056
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.051           1.106                      --
                                                                          2005   1.000           1.051                  22,497
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.108           1.120                      --
                                                                          2005   1.086           1.108               1,569,037
                                                                          2004   0.971           1.086                 275,405
 Travelers Quality Bond Subaccount (5/03)................................ 2006   1.033           1.024                      --
                                                                          2005   1.033           1.033               3,810,814
                                                                          2004   1.015           1.033               2,775,855
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.340           1.398                      --
                                                                          2005   1.334           1.340                 365,247
                                                                          2004   1.229           1.334                 198,056
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.107           1.274                      --
                                                                          2005   1.000           1.107                  30,325
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.109           1.272                      --
                                                                          2005   1.000           1.109                      --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.075           1.037                      --
                                                                          2005   1.047           1.075               2,432,490
                                                                          2004   0.979           1.047                 823,107
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)...................... 2009   1.038           1.007                      --
                                                                          2008   1.642           1.038               1,401,595
                                                                          2007   1.708           1.642               1,712,423
                                                                          2006   1.495           1.708               1,931,195
                                                                          2005   1.458           1.495               1,945,161
                                                                          2004   1.261           1.458                 872,734
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.841           0.862                      --
                                                                          2008   1.501           0.841                  43,526
                                                                          2007   1.356           1.501                  41,376
                                                                          2006   1.289           1.356                  43,299
                                                                          2005   1.214           1.289                  44,689
                                                                          2004   1.188           1.214                  42,818





                                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.183           1.145                    --
                                                                        2005   1.057           1.183                    --
                                                                        2004   1.000           1.057                    --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2013   1.558           1.961                13,253
                                                                        2012   1.305           1.558                14,624
                                                                        2011   1.470           1.305                15,413
                                                                        2010   1.350           1.470                16,891
                                                                        2009   0.974           1.350                19,318
                                                                        2008   1.622           0.974                35,569
                                                                        2007   1.450           1.622                39,975
                                                                        2006   1.236           1.450                41,330
                                                                        2005   1.112           1.236                40,074
                                                                        2004   1.000           1.112                 5,051

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
 American Funds Growth Subaccount (Class 2) (5/03).................................... 2013   1.325
                                                                                       2012   1.154
                                                                                       2011   1.237
                                                                                       2010   1.070
                                                                                       2009   0.788
                                                                                       2008   1.443
                                                                                       2007   1.318
                                                                                       2006   1.228
                                                                                       2005   1.084
                                                                                       2004   1.000
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 2013   1.159
                                                                                       2012   1.013
                                                                                       2011   1.059
                                                                                       2010   0.975
                                                                                       2009   0.763
                                                                                       2008   1.260
                                                                                       2007   1.231
                                                                                       2006   1.097
                                                                                       2005   1.063
                                                                                       2004   1.000
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)..................................................... 2006   1.345
                                                                                       2005   1.168
                                                                                       2004   1.000
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................. 2006   1.343
                                                                                       2005   1.286
                                                                                       2004   1.000
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).......................... 2008   1.230
                                                                                       2007   1.179
                                                                                       2006   1.039
                                                                                       2005   1.021
                                                                                       2004   1.000
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 2008   0.986
                                                                                       2007   1.138
                                                                                       2006   1.126
                                                                                       2005   1.092
                                                                                       2004   1.000
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 2006   1.197
                                                                                       2005   1.115
                                                                                       2004   1.000
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 2006   1.199
                                                                                       2005   1.118
                                                                                       2004   1.000
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)....................... 2013   1.403
                                                                                       2012   1.240
                                                                                       2011   1.309
                                                                                       2010   1.149
                                                                                       2009   0.871
                                                                                       2008   1.559
                                                                                       2007   1.364
                                                                                       2006   1.257
                                                                                       2005   1.105
                                                                                       2004   1.000
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2013   1.381
                                                                                       2012   1.159
                                                                                       2011   1.224
                                                                                       2010   1.065
                                                                                       2009   0.805
                                                                                       2008   1.408
                                                                                       2007   1.354
                                                                                       2006   1.221
                                                                                       2005   1.038
                                                                                       2004   1.000



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
 American Funds Growth Subaccount (Class 2) (5/03).................................... 1.680                 92,998
                                                                                       1.325                 98,162
                                                                                       1.154                100,758
                                                                                       1.237                121,282
                                                                                       1.070                129,536
                                                                                       0.788                150,195
                                                                                       1.443                151,126
                                                                                       1.318                162,233
                                                                                       1.228                146,374
                                                                                       1.084                  7,719
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 1.508                188,396
                                                                                       1.159                210,648
                                                                                       1.013                232,623
                                                                                       1.059                239,920
                                                                                       0.975                255,155
                                                                                       0.763                295,324
                                                                                       1.260                297,337
                                                                                       1.231                296,976
                                                                                       1.097                301,546
                                                                                       1.063                 10,471
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)..................................................... 1.326                     --
                                                                                       1.345                 27,231
                                                                                       1.168                     --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................. 1.735                     --
                                                                                       1.343                 23,582
                                                                                       1.286                  4,335
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).......................... 1.174                     --
                                                                                       1.230                  8,188
                                                                                       1.179                  8,985
                                                                                       1.039                  8,990
                                                                                       1.021                     --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 0.928                     --
                                                                                       0.986                 17,190
                                                                                       1.138                 15,604
                                                                                       1.126                 12,961
                                                                                       1.092                     --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 1.298                     --
                                                                                       1.197                 32,568
                                                                                       1.115                     --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 1.332                     --
                                                                                       1.199                113,859
                                                                                       1.118                     --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/03)....................... 1.790                 20,922
                                                                                       1.403                 31,780
                                                                                       1.240                 32,761
                                                                                       1.309                 48,966
                                                                                       1.149                 48,169
                                                                                       0.871                 49,113
                                                                                       1.559                 41,354
                                                                                       1.364                 61,623
                                                                                       1.257                 54,573
                                                                                       1.105                     --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 1.860                     --
                                                                                       1.381                     --
                                                                                       1.159                     --
                                                                                       1.224                     --
                                                                                       1.065                     --
                                                                                       0.805                     --
                                                                                       1.408                     --
                                                                                       1.354                     --
                                                                                       1.221                     --
                                                                                       1.038                     --

                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).......................... 2013   1.687
                                                                                    2012   1.512
                                                                                    2011   1.741
                                                                                    2010   1.389
                                                                                    2009   1.020
                                                                                    2008   1.734
                                                                                    2007   1.543
                                                                                    2006   1.409
                                                                                    2005   1.225
                                                                                    2004   1.000
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)....................... 2006   1.184
                                                                                    2005   1.099
                                                                                    2004   1.000
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........ 2008   2.449
                                                                                    2007   1.952
                                                                                    2006   1.564
                                                                                    2005   1.260
                                                                                    2004   1.000
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.355
                                                                                    2012   1.177
                                                                                    2011   1.351
                                                                                    2010   1.279
                                                                                    2009   0.958
                                                                                    2008   1.650
                                                                                    2007   1.467
                                                                                    2006   1.239
                                                                                    2005   1.154
                                                                                    2004   1.000
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03).................... 2006   1.186
                                                                                    2005   1.118
                                                                                    2004   1.000
High Yield Bond Trust
 High Yield Bond Trust (6/04)...................................................... 2006   1.061
                                                                                    2005   1.074
                                                                                    2004   1.006
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)........................... 2006   1.119
                                                                                    2005   1.067
                                                                                    2004   1.000
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............... 2010   1.181
                                                                                    2009   0.964
                                                                                    2008   1.395
                                                                                    2007   1.176
                                                                                    2006   1.135
                                                                                    2005   1.037
                                                                                    2004   1.000
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................... 2008   1.367
                                                                                    2007   1.283
                                                                                    2006   1.117
                                                                                    2005   1.085
                                                                                    2004   1.000
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).................. 2011   1.439
                                                                                    2010   1.187
                                                                                    2009   0.777
                                                                                    2008   1.423
                                                                                    2007   1.200
                                                                                    2006   1.142
                                                                                    2005   1.051
                                                                                    2004   1.000
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)..................................... 2006   1.139
                                                                                    2005   1.124
                                                                                    2004   1.000



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).......................... 2.234                 32,897
                                                                                    1.687                 37,296
                                                                                    1.512                 36,027
                                                                                    1.741                 41,179
                                                                                    1.389                 49,245
                                                                                    1.020                 53,857
                                                                                    1.734                 47,675
                                                                                    1.543                 49,551
                                                                                    1.409                 32,733
                                                                                    1.225                     --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)....................... 1.365                     --
                                                                                    1.184                  3,577
                                                                                    1.099                  2,543
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........ 2.221                     --
                                                                                    2.449                 55,231
                                                                                    1.952                 59,357
                                                                                    1.564                 58,687
                                                                                    1.260                     --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 1.624                114,676
                                                                                    1.355                118,023
                                                                                    1.177                125,466
                                                                                    1.351                122,966
                                                                                    1.279                120,080
                                                                                    0.958                118,480
                                                                                    1.650                112,977
                                                                                    1.467                123,624
                                                                                    1.239                113,416
                                                                                    1.154                  4,481
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03).................... 1.408                     --
                                                                                    1.186                    976
                                                                                    1.118                     --
High Yield Bond Trust
 High Yield Bond Trust (6/04)...................................................... 1.081                     --
                                                                                    1.061                 33,026
                                                                                    1.074                     --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)........................... 1.152                     --
                                                                                    1.119                     --
                                                                                    1.067                     --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............... 1.193                     --
                                                                                    1.181                     --
                                                                                    0.964                     --
                                                                                    1.395                     --
                                                                                    1.176                     --
                                                                                    1.135                     --
                                                                                    1.037                     --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................... 0.735                     --
                                                                                    1.367                     --
                                                                                    1.283                     --
                                                                                    1.117                     --
                                                                                    1.085                     --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).................. 1.536                     --
                                                                                    1.439                     --
                                                                                    1.187                     --
                                                                                    0.777                     --
                                                                                    1.423                     --
                                                                                    1.200                     --
                                                                                    1.142                     --
                                                                                    1.051                     --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)..................................... 1.268                     --
                                                                                    1.139                  1,014
                                                                                    1.124                     --

               PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07).... 2013   1.279
                                                                               2012   1.106
                                                                               2011   1.108
                                                                               2010   0.910
                                                                               2009   0.694
                                                                               2008   1.195
                                                                               2007   1.248
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........ 2013   1.100
                                                                               2012   0.982
                                                                               2011   1.075
                                                                               2010   0.946
                                                                               2009   0.750
                                                                               2008   1.215
                                                                               2007   1.277
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)......... 2013   1.270
                                                                               2012   1.125
                                                                               2011   1.125
                                                                               2010   1.025
                                                                               2009   0.862
                                                                               2008   1.251
                                                                               2007   1.217
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)..... 2013   1.087
                                                                               2012   0.927
                                                                               2011   0.958
                                                                               2010   0.895
                                                                               2009   0.645
                                                                               2008   1.056
                                                                               2007   1.062
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)...... 2013   1.229
                                                                               2012   1.083
                                                                               2011   1.059
                                                                               2010   0.993
                                                                               2009   0.819
                                                                               2008   1.305
                                                                               2007   1.289
                                                                               2006   1.119
                                                                               2005   1.078
                                                                               2004   1.000
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)..... 2013   1.579
                                                                               2012   1.357
                                                                               2011   1.374
                                                                               2010   1.126
                                                                               2009   0.810
                                                                               2008   1.402
                                                                               2007   1.308
                                                                               2006   1.190
                                                                               2005   1.164
                                                                               2004   1.000
 LMPVET Equity Index Subaccount (Class II) (5/03)............................. 2009   0.758
                                                                               2008   1.244
                                                                               2007   1.217
                                                                               2006   1.085
                                                                               2005   1.068
                                                                               2004   1.000
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)........ 2013   1.240
                                                                               2012   1.150
                                                                               2011   1.180
                                                                               2010   1.080
                                                                               2009   0.902
                                                                               2008   1.238
                                                                               2007   1.146
                                                                               2006   1.092
                                                                               2005   1.074
                                                                               2004   1.000



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07).... 1.842                    --
                                                                               1.279                    --
                                                                               1.106                    --
                                                                               1.108                    --
                                                                               0.910                    --
                                                                               0.694                    --
                                                                               1.195                    --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........ 1.417                   653
                                                                               1.100                   655
                                                                               0.982                   657
                                                                               1.075                   659
                                                                               0.946                   745
                                                                               0.750                   747
                                                                               1.215                   749
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)......... 1.609                    --
                                                                               1.270                    --
                                                                               1.125                    --
                                                                               1.125                    --
                                                                               1.025                    --
                                                                               0.862                    --
                                                                               1.251                    --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)..... 1.460                    --
                                                                               1.087                    --
                                                                               0.927                    --
                                                                               0.958                    --
                                                                               0.895                    --
                                                                               0.645                    --
                                                                               1.056                    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)...... 1.585                 7,985
                                                                               1.229                 8,057
                                                                               1.083                 8,521
                                                                               1.059                 9,058
                                                                               0.993                 8,475
                                                                               0.819                 7,875
                                                                               1.305                 7,561
                                                                               1.289                    --
                                                                               1.119                    --
                                                                               1.078                    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)..... 2.262                 7,151
                                                                               1.579                 7,290
                                                                               1.357                 7,421
                                                                               1.374                15,582
                                                                               1.126                15,354
                                                                               0.810                14,860
                                                                               1.402                13,817
                                                                               1.308                12,485
                                                                               1.190                 6,033
                                                                               1.164                    --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................. 0.735                    --
                                                                               0.758                    --
                                                                               1.244                    --
                                                                               1.217                    --
                                                                               1.085                    --
                                                                               1.068                    --
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)........ 1.434                    --
                                                                               1.240                    --
                                                                               1.150                    --
                                                                               1.180                    --
                                                                               1.080                    --
                                                                               0.902                    --
                                                                               1.238                    --
                                                                               1.146                10,685
                                                                               1.092                10,309
                                                                               1.074                    --

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03).... 2011   0.930
                                                                             2010   0.875
                                                                             2009   0.764
                                                                             2008   0.995
                                                                             2007   1.008
                                                                             2006   0.994
                                                                             2005   0.996
                                                                             2004   1.000
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)................................. 2007   1.232
                                                                             2006   1.070
                                                                             2005   1.056
                                                                             2004   1.000
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)........................ 2007   1.030
                                                                             2006   1.014
                                                                             2005   0.989
                                                                             2004   1.000
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)...................... 2007   1.220
                                                                             2006   1.127
                                                                             2005   1.053
                                                                             2004   1.000
 LMPVPII Growth and Income Subaccount (Class I) (7/03)...................... 2007   1.177
                                                                             2006   1.074
                                                                             2005   1.064
                                                                             2004   1.000
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)................. 2007   1.262
                                                                             2006   1.105
                                                                             2005   1.098
                                                                             2004   1.000
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)..................... 2007   1.337
                                                                             2006   1.222
                                                                             2005   1.159
                                                                             2004   1.000
Managed Assets Trust
 Managed Assets Trust (5/04)................................................ 2006   1.083
                                                                             2005   1.070
                                                                             2004   1.000
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................ 2008   1.302
                                                                             2007   1.260
                                                                             2006   1.333
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................... 2013   1.578
                                                                             2012   1.386
                                                                             2011   1.386
                                                                             2010   1.224
                                                                             2009   0.852
                                                                             2008   1.153
                                                                             2007   1.151
                                                                             2006   1.100
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).................. 2007   1.364
                                                                             2006   1.297
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).................. 2013   1.189
                                                                             2012   1.075
                                                                             2011   1.101
                                                                             2010   1.004
                                                                             2009   0.864
                                                                             2008   1.415
                                                                             2007   1.414



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03).... 0.916                    --
                                                                             0.930                    --
                                                                             0.875                    --
                                                                             0.764                    --
                                                                             0.995                    --
                                                                             1.008                    --
                                                                             0.994                 4,266
                                                                             0.996                 2,774
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)................................. 1.288                    --
                                                                             1.232                    --
                                                                             1.070                    --
                                                                             1.056                    --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)........................ 1.070                    --
                                                                             1.030                    --
                                                                             1.014                    --
                                                                             0.989                    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)...................... 1.259                    --
                                                                             1.220                 5,016
                                                                             1.127                 5,019
                                                                             1.053                    --
 LMPVPII Growth and Income Subaccount (Class I) (7/03)...................... 1.225                    --
                                                                             1.177                    --
                                                                             1.074                    --
                                                                             1.064                    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)................. 1.308                    --
                                                                             1.262                85,238
                                                                             1.105                84,748
                                                                             1.098                    --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)..................... 1.468                    --
                                                                             1.337                23,542
                                                                             1.222                23,021
                                                                             1.159                    --
Managed Assets Trust
 Managed Assets Trust (5/04)................................................ 1.114                    --
                                                                             1.083                42,651
                                                                             1.070                    --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................ 1.251                    --
                                                                             1.302                34,104
                                                                             1.260                42,503
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................... 1.690                68,266
                                                                             1.578                68,016
                                                                             1.386                72,698
                                                                             1.386                76,416
                                                                             1.224                83,726
                                                                             0.852                91,780
                                                                             1.153                99,175
                                                                             1.151                60,073
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).................. 1.426                    --
                                                                             1.364                34,017
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).................. 1.554                13,782
                                                                             1.189                17,131
                                                                             1.075                18,639
                                                                             1.101                35,648
                                                                             1.004                40,141
                                                                             0.864                41,468
                                                                             1.415                35,210

              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 2013   0.970
                                                                            2012   0.789
                                                                            2011   0.854
                                                                            2010   0.754
                                                                            2009   0.573
                                                                            2008   1.006
                                                                            2007   1.212
                                                                            2006   1.003
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2013   1.567
                                                                            2012   1.310
                                                                            2011   1.450
                                                                            2010   1.357
                                                                            2009   0.972
                                                                            2008   1.717
                                                                            2007   1.351
                                                                            2006   1.326
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2013   1.553
                                                                            2012   1.231
                                                                            2011   1.469
                                                                            2010   1.292
                                                                            2009   0.853
                                                                            2008   1.477
                                                                            2007   1.529
                                                                            2006   1.397
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2013   1.185
                                                                            2012   1.027
                                                                            2011   1.069
                                                                            2010   0.955
                                                                            2009   0.771
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2013   0.984
                                                                            2012   0.881
                                                                            2011   0.939
                                                                            2010   0.767
                                                                            2009   0.622
                                                                            2008   1.043
                                                                            2007   1.065
                                                                            2006   0.964
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2013   1.452
                                                                            2012   1.258
                                                                            2011   1.302
                                                                            2010   1.056
                                                                            2009   0.808
                                                                            2008   1.350
                                                                            2007   1.244
                                                                            2006   1.262
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2013   1.354
                                                                            2012   1.202
                                                                            2011   1.372
                                                                            2010   1.178
                                                                            2009   0.937
                                                                            2008   1.286
                                                                            2007   1.333
                                                                            2006   1.259
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.882
                                                                            2008   1.211
                                                                            2007   1.169
                                                                            2006   1.114
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013   1.546
                                                                            2012   1.402
                                                                            2011   1.373
                                                                            2010   1.245
                                                                            2009   0.932
                                                                            2008   1.172
                                                                            2007   1.126
                                                                            2006   1.081
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.708
                                                                            2008   1.267
                                                                            2007   1.162
                                                                            2006   1.184



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 0.981                33,469
                                                                            0.970                33,193
                                                                            0.789                35,369
                                                                            0.854                33,701
                                                                            0.754                39,543
                                                                            0.573                41,233
                                                                            1.006                32,629
                                                                            1.212                38,576
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 1.971                    --
                                                                            1.567                    --
                                                                            1.310                    --
                                                                            1.450                14,898
                                                                            1.357                15,790
                                                                            0.972                30,647
                                                                            1.717                30,840
                                                                            1.351                29,451
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 1.979                21,429
                                                                            1.553                23,822
                                                                            1.231                31,521
                                                                            1.469                32,509
                                                                            1.292                34,933
                                                                            0.853                56,059
                                                                            1.477                55,147
                                                                            1.529                45,548
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 1.564                    --
                                                                            1.185                    --
                                                                            1.027                    --
                                                                            1.069                 8,579
                                                                            0.955                12,161
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 1.249                20,637
                                                                            0.984                23,098
                                                                            0.881                24,462
                                                                            0.939                24,619
                                                                            0.767                29,669
                                                                            0.622                28,103
                                                                            1.043                24,076
                                                                            1.065                    --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 1.988                    --
                                                                            1.452                    --
                                                                            1.258                    --
                                                                            1.302                    --
                                                                            1.056                    --
                                                                            0.808                    --
                                                                            1.350                    --
                                                                            1.244                    --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 1.758                 7,208
                                                                            1.354                 7,465
                                                                            1.202                 7,380
                                                                            1.372                 7,146
                                                                            1.178                 7,275
                                                                            0.937                 9,475
                                                                            1.286                 7,547
                                                                            1.333                    --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.870                    --
                                                                            0.882                42,651
                                                                            1.211                42,651
                                                                            1.169                42,651
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 1.629                    --
                                                                            1.546                    --
                                                                            1.402                    --
                                                                            1.373                 2,122
                                                                            1.245                 2,123
                                                                            0.932                    --
                                                                            1.172                    --
                                                                            1.126                    --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 0.671                    --
                                                                            0.708                17,570
                                                                            1.267                17,570
                                                                            1.162                26,201

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............ 2013   0.924           1.166                     --
                                                                          2012   0.812           0.924                     --
                                                                          2011   0.956           0.812                     --
 MIST MFS(R) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2013   1.842           1.705                 36,870
                                                                          2012   1.590           1.842                 34,870
                                                                          2011   2.007           1.590                 35,037
                                                                          2010   1.666           2.007                 42,305
                                                                          2009   1.012           1.666                 45,145
                                                                          2008   2.224           1.012                 68,514
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2013   1.363           1.583                     --
                                                                          2012   1.198           1.363                     --
                                                                          2011   1.378           1.198                     --
                                                                          2010   1.269           1.378                     --
                                                                          2009   0.990           1.269                     --
                                                                          2008   1.763           0.990                     --
                                                                          2007   1.690           1.763                     --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   1.197           1.293                     --
                                                                          2012   1.163           1.197                     --
                                                                          2011   1.259           1.163                     --
                                                                          2010   1.048           1.259                 15,699
                                                                          2009   0.784           1.048                 15,699
                                                                          2008   1.249           0.784                 34,094
 MIST MLA Mid Cap Subaccount (Class B) (4/07)............................ 2013   0.995           1.075                     --
                                                                          2012   0.970           0.995                 19,651
                                                                          2011   1.051           0.970                 19,608
                                                                          2010   0.878           1.051                 19,525
                                                                          2009   0.659           0.878                 19,730
                                                                          2008   1.096           0.659                  3,480
                                                                          2007   1.246           1.096                     --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2013   1.015           1.257                 29,413
                                                                          2012   0.860           1.015                 30,191
                                                                          2011   0.963           0.860                 31,247
                                                                          2010   0.853           0.963                 32,277
                                                                          2009   0.626           0.853                 38,225
                                                                          2008   1.081           0.626                 44,795
                                                                          2007   1.044           1.081                 43,707
                                                                          2006   0.996           1.044                 44,703
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2013   1.427           1.266                148,198
                                                                          2012   1.340           1.427                121,596
                                                                          2011   1.234           1.340                117,472
                                                                          2010   1.172           1.234                128,764
                                                                          2009   1.016           1.172                124,949
                                                                          2008   1.117           1.016                113,140
                                                                          2007   1.062           1.117                148,065
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.469           1.404                114,564
                                                                          2012   1.380           1.469                124,952
                                                                          2011   1.373           1.380                124,857
                                                                          2010   1.302           1.373                 99,406
                                                                          2009   1.177           1.302                103,558
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.167           1.514                     --
                                                                          2012   1.084           1.167                     --
                                                                          2011   1.165           1.084                     --
                                                                          2010   1.029           1.165                     --
                                                                          2009   0.852           1.029                     --
                                                                          2008   1.303           0.852                     --
                                                                          2007   1.273           1.303                     --
                                                                          2006   1.192           1.273                     --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.145           1.260                     --
                                                                          2006   1.095           1.145                     --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   1.622           1.605                 35,749
                                                                          2012   1.491           1.622                 33,024
                                                                          2011   1.477           1.491                 34,592
                                                                          2010   1.351           1.477                 36,605
                                                                          2009   1.042           1.351                 42,549
                                                                          2008   1.198           1.042                 50,160
                                                                          2007   1.153           1.198                 73,242
                                                                          2006   1.121           1.153                 72,340

                             PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.341           1.397                     --
                                                                          2012   1.228           1.341                     --
                                                                          2011   1.529           1.228                     --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   0.952           1.241                 56,318
                                                                          2012   0.828           0.952                 60,296
                                                                          2011   0.886           0.828                 78,815
                                                                          2010   0.777           0.886                 98,533
                                                                          2009   0.673           0.777                105,845
                                                                          2008   1.084           0.673                119,260
                                                                          2007   1.070           1.084                125,595
                                                                          2006   1.001           1.070                 24,855
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   0.968           1.250                 89,826
                                                                          2012   0.843           0.968                 98,754
                                                                          2011   0.950           0.843                114,099
                                                                          2010   0.813           0.950                121,906
                                                                          2009   0.660           0.813                132,053
                                                                          2008   0.965           0.660                146,095
                                                                          2007   1.022           0.965                164,310
                                                                          2006   1.003           1.022                151,447
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.241           1.200                 61,541
                                                                          2012   1.184           1.241                 53,277
                                                                          2011   1.141           1.184                 65,862
                                                                          2010   1.081           1.141                 81,151
                                                                          2009   1.013           1.081                 85,650
                                                                          2008   1.077           1.013                 89,120
                                                                          2007   1.040           1.077                143,850
                                                                          2006   1.008           1.040                     --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   0.963           1.259                     --
                                                                          2012   0.864           0.963                     --
                                                                          2011   0.974           0.864                     --
                                                                          2010   0.834           0.974                 18,150
                                                                          2009   0.667           0.834                 18,150
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.204           1.415                 42,651
                                                                          2012   1.100           1.204                 42,651
                                                                          2011   1.087           1.100                 42,651
                                                                          2010   1.018           1.087                 42,651
                                                                          2009   0.883           1.018                 42,651
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2013   0.944           0.919                 82,715
                                                                          2012   0.969           0.944                 79,891
                                                                          2011   0.994           0.969                 82,003
                                                                          2010   1.020           0.994                126,906
                                                                          2009   1.043           1.020                 81,261
                                                                          2008   1.040           1.043                171,671
                                                                          2007   1.016           1.040                185,261
                                                                          2006   1.001           1.016                 42,885
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2013   1.034           1.347                  6,305
                                                                          2012   0.941           1.034                  6,617
                                                                          2011   1.006           0.941                  6,976
                                                                          2010   0.922           1.006                 10,286
                                                                          2009   0.717           0.922                 10,633
                                                                          2008   1.169           0.717                  7,756
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.624           0.649                     --
                                                                          2008   1.161           0.624                  5,414
                                                                          2007   1.147           1.161                  5,417
                                                                          2006   1.139           1.147                  5,420
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   0.980           1.076                     --
                                                                          2012   0.870           0.980                 53,475
                                                                          2011   0.953           0.870                 55,894
                                                                          2010   0.854           0.953                 55,348
                                                                          2009   0.720           0.854                 55,361
                                                                          2008   1.212           0.720                 61,257
                                                                          2007   1.196           1.212                 47,633
                                                                          2006   1.173           1.196                 46,874

                  PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.136
                                                                                    2012   1.051
                                                                                    2011   1.114
                                                                                    2010   0.993
                                                                                    2009   0.683
                                                                                    2008   1.291
                                                                                    2007   1.101
                                                                                    2006   1.135
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.888
                                                                                    2010   0.788
                                                                                    2009   0.615
                                                                                    2008   1.060
                                                                                    2007   1.053
                                                                                    2006   1.002
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.197
                                                                                    2012   1.126
                                                                                    2011   1.119
                                                                                    2010   1.043
                                                                                    2009   0.889
                                                                                    2008   1.065
                                                                                    2007   1.036
                                                                                    2006   1.001
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.138
                                                                                    2012   1.048
                                                                                    2011   1.064
                                                                                    2010   0.980
                                                                                    2009   0.813
                                                                                    2008   1.064
                                                                                    2007   1.042
                                                                                    2006   1.002
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2013   1.067
                                                                                    2012   0.967
                                                                                    2011   1.006
                                                                                    2010   0.913
                                                                                    2009   0.740
                                                                                    2008   1.065
                                                                                    2007   1.047
                                                                                    2006   1.002
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 2013   0.997
                                                                                    2012   0.887
                                                                                    2011   0.946
                                                                                    2010   0.846
                                                                                    2009   0.673
                                                                                    2008   1.065
                                                                                    2007   1.052
                                                                                    2006   1.002
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................... 2013   1.072
                                                                                    2012   0.954
                                                                                    2011   0.963
                                                                                    2010   0.863
                                                                                    2009   0.706
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2013   1.229
                                                                                    2012   1.133
                                                                                    2011   1.137
                                                                                    2010   1.062
                                                                                    2009   0.921
                                                                                    2008   1.217
                                                                                    2007   1.199
                                                                                    2006   1.129
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2013   1.357
                                                                                    2012   1.194
                                                                                    2011   1.215
                                                                                    2010   1.119
                                                                                    2009   0.951
                                                                                    2008   1.446
                                                                                    2007   1.379
                                                                                    2006   1.257
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 2013   1.302
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).......................... 2013   1.082



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 1.467                     --
                                                                                    1.136                     --
                                                                                    1.051                     --
                                                                                    1.114                     --
                                                                                    0.993                     --
                                                                                    0.683                     --
                                                                                    1.291                     --
                                                                                    1.101                     --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 0.959                     --
                                                                                    0.888                 20,290
                                                                                    0.788                 20,290
                                                                                    0.615                 20,290
                                                                                    1.060                 20,290
                                                                                    1.053                 18,621
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 1.217                     --
                                                                                    1.197                     --
                                                                                    1.126                     --
                                                                                    1.119                     --
                                                                                    1.043                     --
                                                                                    0.889                     --
                                                                                    1.065                     --
                                                                                    1.036                     --
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 1.230                     --
                                                                                    1.138                     --
                                                                                    1.048                     --
                                                                                    1.064                     --
                                                                                    0.980                     --
                                                                                    0.813                     --
                                                                                    1.064                     --
                                                                                    1.042                     --
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 1.227                     --
                                                                                    1.067                     --
                                                                                    0.967                     --
                                                                                    1.006                     --
                                                                                    0.913                     --
                                                                                    0.740                     --
                                                                                    1.065                     --
                                                                                    1.047                     --
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 1.208                     --
                                                                                    0.997                     --
                                                                                    0.887                     --
                                                                                    0.946                     --
                                                                                    0.846                     --
                                                                                    0.673                     --
                                                                                    1.065                 16,109
                                                                                    1.052                 16,160
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................... 1.376                     --
                                                                                    1.072                     --
                                                                                    0.954                     --
                                                                                    0.963                     --
                                                                                    0.863                     --
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 1.422                131,192
                                                                                    1.229                136,954
                                                                                    1.133                154,378
                                                                                    1.137                180,495
                                                                                    1.062                188,376
                                                                                    0.921                186,388
                                                                                    1.217                224,893
                                                                                    1.199                233,011
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 1.795                 45,690
                                                                                    1.357                 16,066
                                                                                    1.194                 17,717
                                                                                    1.215                 18,151
                                                                                    1.119                 18,005
                                                                                    0.951                 16,594
                                                                                    1.446                 16,262
                                                                                    1.379                 16,458
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).......................... 1.615                     --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).......................... 1.341                 19,315

                 PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2013   1.124
                                                                                   2012   0.972
                                                                                   2011   1.011
                                                                                   2010   0.889
                                                                                   2009   0.638
                                                                                   2008   1.129
                                                                                   2007   1.062
                                                                                   2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   1.327
                                                                                   2012   1.175
                                                                                   2011   1.189
                                                                                   2010   0.906
                                                                                   2009   0.671
                                                                                   2008   1.028
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.141
                                                                                   2006   1.081
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   1.162
                                                                                   2012   1.152
                                                                                   2011   1.119
                                                                                   2010   1.084
                                                                                   2009   1.065
                                                                                   2008   1.095
                                                                                   2007   1.075
                                                                                   2006   1.046
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   0.995
                                                                                   2005   0.993
                                                                                   2004   1.000
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 2006   1.093
                                                                                   2005   1.061
                                                                                   2004   1.000
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.040
                                                                                   2006   1.060
                                                                                   2005   1.066
                                                                                   2004   1.000
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.139
                                                                                   2008   1.116
                                                                                   2007   1.053
                                                                                   2006   1.041
                                                                                   2005   1.043
                                                                                   2004   1.000
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.575
                                                                                   2006   1.265
                                                                                   2005   1.157
                                                                                   2004   1.000
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   1.420
                                                                                   2006   1.242
                                                                                   2005   1.191
                                                                                   2004   1.000
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................. 2006   1.116
                                                                                   2005   1.053
                                                                                   2004   1.000
 Travelers Convertible Securities Subaccount (6/03)............................... 2006   1.018
                                                                                   2005   1.041
                                                                                   2004   1.000
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................ 2006   1.224
                                                                                   2005   1.117
                                                                                   2004   1.000
 Travelers Equity Income Subaccount (5/03)........................................ 2006   1.120
                                                                                   2005   1.101
                                                                                   2004   1.000



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.520                     --
                                                                                   1.124                     --
                                                                                   0.972                     --
                                                                                   1.011                     --
                                                                                   0.889                     --
                                                                                   0.638                     --
                                                                                   1.129                     --
                                                                                   1.062                     --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 1.864                  6,328
                                                                                   1.327                  9,413
                                                                                   1.175                  9,587
                                                                                   1.189                 25,362
                                                                                   0.906                 28,419
                                                                                   0.671                 29,108
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 1.180                     --
                                                                                   1.141                 35,053
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.126                  3,498
                                                                                   1.162                  2,786
                                                                                   1.152                  2,632
                                                                                   1.119                  2,732
                                                                                   1.084                  6,304
                                                                                   1.065                  3,051
                                                                                   1.095                 12,082
                                                                                   1.075                  8,672
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 1.001                     --
                                                                                   0.995                106,379
                                                                                   0.993                  2,496
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 1.152                     --
                                                                                   1.093                 20,308
                                                                                   1.061                     --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 1.058                     --
                                                                                   1.040                155,590
                                                                                   1.060                125,047
                                                                                   1.066                  5,161
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 1.173                     --
                                                                                   1.139                 91,326
                                                                                   1.116                126,361
                                                                                   1.053                132,834
                                                                                   1.041                 98,401
                                                                                   1.043                  5,301
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 1.699                     --
                                                                                   1.575                     --
                                                                                   1.265                     --
                                                                                   1.157                     --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 1.512                     --
                                                                                   1.420                 12,513
                                                                                   1.242                 12,827
                                                                                   1.191                     --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................. 1.184                     --
                                                                                   1.116                 23,593
                                                                                   1.053                     --
 Travelers Convertible Securities Subaccount (6/03)............................... 1.081                     --
                                                                                   1.018                     --
                                                                                   1.041                     --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................ 1.333                     --
                                                                                   1.224                 39,663
                                                                                   1.117                     --
 Travelers Equity Income Subaccount (5/03)........................................ 1.173                     --
                                                                                   1.120                 32,149
                                                                                   1.101                     --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 Travelers Federated High Yield Subaccount (5/03).................................... 2006   1.076
                                                                                      2005   1.077
                                                                                      2004   1.000
 Travelers Federated Stock Subaccount (6/03)......................................... 2006   1.106
                                                                                      2005   1.078
                                                                                      2004   1.000
 Travelers Large Cap Subaccount (6/03)............................................... 2006   1.109
                                                                                      2005   1.047
                                                                                      2004   1.000
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................... 2006   1.093
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 2006   1.024
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 2006   1.060
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.071
                                                                                      2005   1.000
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.040
                                                                                      2005   1.000
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.226
                                                                                      2005   1.123
                                                                                      2004   1.000
 Travelers MFS(R) Mid Cap Growth Subaccount (6/03)................................... 2006   1.076
                                                                                      2005   1.072
                                                                                      2004   1.000
 Travelers MFS(R) Total Return Subaccount (5/03)..................................... 2006   1.098
                                                                                      2005   1.094
                                                                                      2004   1.000
 Travelers MFS(R) Value Subaccount (5/04)............................................ 2006   1.167
                                                                                      2005   1.125
                                                                                      2004   1.000
 Travelers Mondrian International Stock Subaccount (6/03)............................ 2006   1.220
                                                                                      2005   1.143
                                                                                      2004   1.000
 Travelers Pioneer Fund Subaccount (6/03)............................................ 2006   1.127
                                                                                      2005   1.092
                                                                                      2004   1.000
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 2006   1.044
                                                                                      2005   1.000
 Travelers Pioneer Strategic Income Subaccount (5/04)................................ 2006   1.113
                                                                                      2005   1.102
                                                                                      2004   1.000
 Travelers Quality Bond Subaccount (5/03)............................................ 2006   1.020
                                                                                      2005   1.030
                                                                                      2004   1.000
 Travelers Strategic Equity Subaccount (6/03)........................................ 2006   1.090
                                                                                      2005   1.096
                                                                                      2004   1.000
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05).................... 2006   1.100
                                                                                      2005   1.000
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)..................... 2006   1.101
                                                                                      2005   1.000
 Travelers U.S. Government Securities Subaccount (5/04).............................. 2006   1.089
                                                                                      2005   1.071
                                                                                      2004   1.000



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 Travelers Federated High Yield Subaccount (5/03).................................... 1.100                     --
                                                                                      1.076                 57,514
                                                                                      1.077                     --
 Travelers Federated Stock Subaccount (6/03)......................................... 1.142                     --
                                                                                      1.106                     --
                                                                                      1.078                     --
 Travelers Large Cap Subaccount (6/03)............................................... 1.139                     --
                                                                                      1.109                  5,424
                                                                                      1.047                     --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................... 1.158                     --
                                                                                      1.093                 13,492
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 1.024                     --
                                                                                      1.024                     --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 1.095                     --
                                                                                      1.060                     --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 1.113                     --
                                                                                      1.071                     --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 1.057                     --
                                                                                      1.040                     --
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 1.297                     --
                                                                                      1.226                 31,177
                                                                                      1.123                     --
 Travelers MFS(R) Mid Cap Growth Subaccount (6/03)................................... 1.135                     --
                                                                                      1.076                     --
                                                                                      1.072                     --
 Travelers MFS(R) Total Return Subaccount (5/03)..................................... 1.129                     --
                                                                                      1.098                230,513
                                                                                      1.094                     --
 Travelers MFS(R) Value Subaccount (5/04)............................................ 1.257                     --
                                                                                      1.167                 17,195
                                                                                      1.125                     --
 Travelers Mondrian International Stock Subaccount (6/03)............................ 1.397                     --
                                                                                      1.220                 50,521
                                                                                      1.143                     --
 Travelers Pioneer Fund Subaccount (6/03)............................................ 1.192                     --
                                                                                      1.127                     --
                                                                                      1.092                     --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 1.095                     --
                                                                                      1.044                     --
 Travelers Pioneer Strategic Income Subaccount (5/04)................................ 1.121                     --
                                                                                      1.113                 47,987
                                                                                      1.102                     --
 Travelers Quality Bond Subaccount (5/03)............................................ 1.008                     --
                                                                                      1.020                138,041
                                                                                      1.030                  2,682
 Travelers Strategic Equity Subaccount (6/03)........................................ 1.134                     --
                                                                                      1.090                     --
                                                                                      1.096                     --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05).................... 1.262                     --
                                                                                      1.100                     --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)..................... 1.259                     --
                                                                                      1.101                     --
 Travelers U.S. Government Securities Subaccount (5/04).............................. 1.046                     --
                                                                                      1.089                  7,852
                                                                                      1.071                  5,154

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)............ 2009   0.771           0.745                    --
                                                                2008   1.233           0.771                 3,789
                                                                2007   1.296           1.233                 3,150
                                                                2006   1.146           1.296                 3,101
                                                                2005   1.129           1.146                 3,150
                                                                2004   1.000           1.129                    --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03)........ 2009   0.689           0.703                    --
                                                                2008   1.241           0.689                    --
                                                                2007   1.133           1.241                    --
                                                                2006   1.089           1.133                    --
                                                                2005   1.036           1.089                    --
                                                                2004   1.000           1.036                    --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.


Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class A and is no longer available as a funding option.

                                  APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Funds were renamed.




                       FORMER NAME                                              NEW NAME
-------------------------------------------------------- -----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Templeton Foreign Securities Fund                       Templeton Foreign VIP Fund
MET INVESTORS SERIES TRUST                               MET INVESTORS SERIES TRUST
 BlackRock Large Cap Core Portfolio                      WMC Large Cap Research Portfolio
 Janus Forty Portfolio                                   ClearBridge Aggressive Growth Portfolio II
 Lord Abbett Mid Cap Value Portfolio                     Invesco Mid Cap Value Portfolio
 MetLife Aggressive Strategy Portfolio                   MetLife Asset Allocation 100 Portfolio
METROPOLITAN SERIES FUND                                 METROPOLITAN SERIES FUND
 BlackRock Diversified Portfolio                         WMC Balanced Portfolio
 Davis Venture Value Portfolio                           WMC Core Equity Opportunities Portfolio
 MetLife Conservative Allocation Portfolio               MetLife Asset Allocation 20 Portfolio
 MetLife Conservative to Moderate Allocation Portfolio   MetLife Asset Allocation 40 Portfolio
 MetLife Moderate Allocation Portfolio                   MetLife Asset Allocation 60 Portfolio
 MetLife Moderate to Aggressive Allocation Portfolio     MetLife Asset Allocation 80 Portfolio



UNDERLYING FUND MERGER
The following former Underlying Fund merged with and into the new Underlying
Fund.




         FORMER UNDERLYING FUND/TRUST                 NEW UNDERLYING FUND/TRUST
--------------------------------------------- ----------------------------------------
MET INVESTORS SERIES TRUST                    MET INVESTORS SERIES TRUST
 ClearBridge Aggressive Growth Portfolio II   ClearBridge Aggressive Growth Portfolio



UNDERLYING FUND SUBSTITUTION
The following former Underlying Fund was replaced by the new Underlying Fund.




               FORMER UNDERLYING FUND/TRUST                            NEW UNDERLYING FUND/TRUST
--------------------------------------------------------- --------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                 MET INVESTORS SERIES TRUST
 ClearBridge Variable All Cap Value Portfolio (Class I)   T. Rowe Price Large Cap Value Portfolio (Class E)

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Federal Tax Considerations

       Independent Registered Public Accounting Firm

       Condensed Financial Information

       Financial Statements

--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 28, 2014 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:


MIC-Book-70-71-75

                        SCUDDER ADVOCATE REWARDS ANNUITY
                                   ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                        SUPPLEMENT DATED APRIL 28, 2014

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Scudder Advocate Rewards Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits, accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I
  Invesco V.I. Managed Volatility Fund
DWS VARIABLE SERIES II -- CLASS B

  DWS Government & Agency Securities VIP
  DWS Small Mid Cap Value VIP
MET INVESTORS SERIES TRUST

  BlackRock High Yield Portfolio -- Class B

  MFS(R) Emerging Markets Equity Portfolio -- Class A
  MFS(R) Research International Portfolio -- Class B
  Oppenheimer Global Equity Portfolio -- Class B
  Pioneer Strategic Income Portfolio -- Class E
  T. Rowe Price Large Cap Value Portfolio -- Class B
  T. Rowe Price Mid Cap Growth Portfolio -- Class B
METROPOLITAN SERIES FUND

  BlackRock Bond Income Portfolio -- Class B

  BlackRock Large Cap Value Portfolio -- Class B
  BlackRock Money Market Portfolio -- Class B


  Frontier Mid Cap Growth Portfolio -- Class B
  Jennison Growth Portfolio -- Class B
  MetLife Asset Allocation 40 Portfolio -- Class B
  MetLife Asset Allocation 60 Portfolio -- Class B
  MetLife Asset Allocation 80 Portfolio -- Class B

  MetLife Stock Index Portfolio -- Class B
  MFS(R) Total Return Portfolio -- Class B
  MFS(R) Value Portfolio -- Class E
  Neuberger Berman Genesis Portfolio -- Class B
  T. Rowe Price Large Cap Growth Portfolio -- Class E
  T. Rowe Price Small Cap Growth Portfolio -- Class B

  WMC Balanced Portfolio -- Class B
  WMC Core Equity Opportunities Portfolio -- Class B

THE ALGER PORTFOLIOS -- CLASS S
  Alger Capital Appreciation Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- SERVICE SHARES
  The Dreyfus Socially Responsible Growth Fund, Inc.


  Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.



The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, 2014. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 866-376-0389 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    8%(1)
(as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    8%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
(Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $40(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               3 years                8%
          3 years               4 years                7%
          4 years               5 years                6%
          5 years               6 years                5%
          6 years               7 years                4%
          7 years               8 years                3%
          8 years               9 years                2%
         9 years+                                      0%

(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMAB, a 0.40% charge for GMWB I (maximum of 1.00% upon reset), a 0.55% charge for GMWB I Plus (maximum of 1.00% upon reset), a 0.50% charge for GMWB II (maximum of 1.00% upon reset), a 0.65% charge for GMWB II Plus (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                  STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                      BENEFIT           BENEFIT           BENEFIT
                                                                 ----------------   ---------------   --------------
Mortality and Expense Risk Charge*............................     1.40%              1.55%             1.75%
Administrative Expense Charge.................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED............................................     1.55%              1.70%             1.90%
Optional E.S.P. Charge........................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED    1.75%              1.90%             2.10%
Optional GMAB Charge..........................................     0.40%              0.40%             0.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED.....................................................     1.95%              2.10%             2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)..................................................     2.15%              2.30%             2.50%
Optional GMWB I Charge........................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB I Plus Charge...................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.......................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Plus Charge..................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge......................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I PLUS ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II PLUS ONLY
 SELECTED.....................................................     2.55%              2.70%             2.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED.....................................................     1.80%              1.95%             2.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED.....................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 PLUS SELECTED................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED.....................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 PLUS SELECTED................................................     2.75%              2.90%             3.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED.....................................................     2.00%              2.15%             2.35%

------------

* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.63% for the Subaccount investing in the MetLife Stock Index Portfolio, 1.34% for the Subaccount investing in the T. Rowe Price Mid Cap Growth Portfolio, 1.08% for the Subaccount investing in the MFS(R) Value Portfolio, 1.24% for the Subaccount investing in the Pioneer Strategic Income Portfolio, 1.10% for the Subaccount investing in the BlackRock High Yield Portfolio, 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, 1.18% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio, 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio, and 0.83% for the Subaccount investing in the Jennison Growth Portfolio - Class B.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I, 0.55% for GMWB I Plus, 0.50% for GMWB II and 0.65% for GMWB II Plus.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2013 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-376-0389.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.52%       1.26%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Managed Volatility Fund.............    0.60%       --             0.48%
DWS VARIABLE SERIES II -- CLASS B
 DWS Government & Agency Securities
  VIP.............................................    0.45%     0.25%            0.36%
 DWS Small Mid Cap Value VIP......................    0.65%     0.25%            0.27%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........    0.60%     0.25%            0.09%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.........................................    0.87%       --             0.15%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.68%     0.25%            0.07%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.67%     0.25%            0.08%
 Pioneer Strategic Income Portfolio --
  Class E.........................................    0.57%     0.15%            0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%            0.02%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B.........................................    0.75%     0.25%            0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class B.........................................    0.33%     0.25%            0.02%
 BlackRock Large Cap Value Portfolio --
  Class B.........................................    0.63%     0.25%            0.02%
 BlackRock Money Market Portfolio --
  Class B.........................................    0.33%     0.25%            0.02%
 Frontier Mid Cap Growth Portfolio --
  Class B.........................................    0.72%     0.25%            0.03%
 Jennison Growth Portfolio -- Class B.............    0.60%     0.25%            0.02%
 MetLife Asset Allocation 40 Portfolio --
  Class B.........................................    0.07%     0.25%            0.01%



                                                                     TOTAL                      NET TOTAL
                                                      ACQUIRED       ANNUAL      FEE WAIVER      ANNUAL
                                                      FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- ---------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Managed Volatility Fund............. 0.01%            1.09%     0.06%            1.03%
DWS VARIABLE SERIES II -- CLASS B
 DWS Government & Agency Securities
  VIP.............................................   --             1.06%       --             1.06%
 DWS Small Mid Cap Value VIP......................   --             1.17%       --             1.17%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........ 0.08%            1.02%       --             1.02%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A.........................................   --             1.02%     0.01%            1.01%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.00%     0.06%            0.94%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             1.00%     0.03%            0.97%
 Pioneer Strategic Income Portfolio --
  Class E.........................................   --             0.78%       --             0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%       --             0.84%
 T. Rowe Price Mid Cap Growth Portfolio --
  Class B.........................................   --             1.03%       --             1.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class B.........................................   --             0.60%     0.00%            0.60%
 BlackRock Large Cap Value Portfolio --
  Class B.........................................   --             0.90%     0.06%            0.84%
 BlackRock Money Market Portfolio --
  Class B.........................................   --             0.60%     0.02%            0.58%
 Frontier Mid Cap Growth Portfolio --
  Class B.........................................   --             1.00%     0.01%            0.99%
 Jennison Growth Portfolio -- Class B.............   --             0.87%     0.07%            0.80%
 MetLife Asset Allocation 40 Portfolio --
  Class B......................................... 0.57%            0.90%       --             0.90%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.06%         0.25%        --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.06%         0.25%      0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%         0.25%      0.02%
 MFS(R) Total Return Portfolio -- Class B........    0.55%         0.25%      0.04%
 MFS(R) Value Portfolio -- Class E...............    0.70%         0.15%      0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%         0.25%      0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class E...........................    0.60%         0.15%      0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.48%         0.25%      0.04%
 WMC Balanced Portfolio -- Class B...............    0.46%         0.25%      0.05%
 WMC Core Equity Opportunities
  Portfolio -- Class B...........................    0.70%         0.25%      0.02%
THE ALGER PORTFOLIOS -- CLASS S
 Alger Capital Appreciation Portfolio............    0.81%         0.25%      0.20%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
 FUND, INC. -- SERVICE SHARES
 The Dreyfus Socially Responsible Growth
  Fund, Inc......................................    0.75%         0.25%      0.11%



                                                                    TOTAL                      NET TOTAL
                                                     ACQUIRED       ANNUAL      FEE WAIVER       ANNUAL
                                                     FUND FEES    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES    REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- ---------------- -----------
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.62%            0.93%       --             0.93%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.66%            0.98%       --             0.98%
 MetLife Stock Index Portfolio -- Class B........ --               0.52%     0.01%            0.51%
 MFS(R) Total Return Portfolio -- Class B........ --               0.84%       --             0.84%
 MFS(R) Value Portfolio -- Class E............... --               0.87%     0.14%            0.73%
 Neuberger Berman Genesis Portfolio --
  Class B........................................ --               1.08%     0.01%            1.07%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class E........................... --               0.78%     0.01%            0.77%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B........................... --               0.77%       --             0.77%
 WMC Balanced Portfolio -- Class B............... --               0.76%     0.00%            0.76%
 WMC Core Equity Opportunities
  Portfolio -- Class B........................... --               0.97%     0.11%            0.86%
THE ALGER PORTFOLIOS -- CLASS S
 Alger Capital Appreciation Portfolio............ --               1.26%       --             1.26%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
 FUND, INC. -- SERVICE SHARES
 The Dreyfus Socially Responsible Growth
  Fund, Inc...................................... --               1.11%       --             1.11%



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-376-0389 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- --------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
Invesco V.I. Managed Volatility Fund    Seeks both capital appreciation and     Invesco Advisers, Inc.
                                        current income while managing
                                        portfolio volatility.
DWS VARIABLE SERIES II -- CLASS B
DWS Government & Agency                 Seeks high current income consistent    Deutsche Investment Management
 Securities VIP                         with preservation of capital.           Americas Inc.
DWS Small Mid Cap Value VIP             Seeks long-term capital appreciation.   Deutsche Investment Management
                                                                                Americas Inc.
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --       Seeks to maximize total return,         MetLife Advisers, LLC
 Class B                                consistent with income generation       Subadviser: BlackRock Financial
                                        and prudent investment management.      Management, Inc.
MFS(R) Emerging Markets Equity          Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
MFS(R) Research International           Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
Oppenheimer Global Equity               Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Oppenheimer Funds, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.   MetLife Advisers, LLC
 Class E                                                                        Subadviser: Pioneer Investment
                                                                                Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation    MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks           Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income      Inc.
                                        is a secondary objective.
T. Rowe Price Mid Cap Growth            Seeks long-term growth of capital.      MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: T. Rowe Price Associates,
                                                                                Inc.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --      Seeks a competitive total return        MetLife Advisers, LLC
 Class B                                primarily from investing in             Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Large Cap Value               Seeks long-term growth of capital.      MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income    MetLife Advisers, LLC
 Class B                                consistent with preservation of         Subadviser: BlackRock Advisors, LLC
                                        capital.
Frontier Mid Cap Growth Portfolio --    Seeks maximum capital appreciation.     MetLife Advisers, LLC
 Class B                                                                        Subadviser: Frontier Capital
                                                                                Management Company, LLC
Jennison Growth Portfolio -- Class B    Seeks long-term growth of capital.      MetLife Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC

            UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
MetLife Asset Allocation 40            Seeks high total return in the form of   MetLife Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
MetLife Asset Allocation 60            Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
MetLife Asset Allocation 80            Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --       Seeks to track the performance of the    MetLife Advisers, LLC
 Class B                               Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                       Stock Price Index.                       Management, LLC
MFS(R) Total Return Portfolio --       Seeks a favorable total return through   MetLife Advisers, LLC
 Class B                               investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                Services Company
MFS(R) Value Portfolio -- Class E      Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                Subadviser: Massachusetts Financial
                                                                                Services Company
Neuberger Berman Genesis               Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                  principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                Management LLC
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: T. Rowe Price Associates,
                                                                                Inc.
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: T. Rowe Price Associates,
                                                                                Inc.
WMC Balanced Portfolio -- Class B      Seeks long-term capital appreciation     MetLife Advisers, LLC
                                       with some current income.                Subadviser: Wellington Management
                                                                                Company, LLP
WMC Core Equity Opportunities          Seeks to provide a growing stream of     MetLife Advisers, LLC
 Portfolio -- Class B                  income over time and, secondarily,       Subadviser: Wellington Management
                                       long-term capital appreciation and       Company, LLP
                                       current income.
THE ALGER PORTFOLIOS -- CLASS S
Alger Capital Appreciation Portfolio   Seeks long-term capital appreciation.    Fred Alger Management, Inc.
THE DREYFUS SOCIALLY RESPONSIBLE
 GROWTH FUND, INC. -- SERVICE
 SHARES
The Dreyfus Socially Responsible       Seeks to provide capital growth, with    The Dreyfus Corporation
 Growth Fund, Inc.                     current income as a secondary goal.



Certain Variable Funding Options have been subject to a name change, -merger or substitution. Please see "Appendix B -- Additional Information Regarding Underlying Funds" for more information.




                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in Good Order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Currently, the Fixed Account is not an available Funding Option.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Value from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.



RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., DWS Small Mid Cap Value VIP, BlackRock High Yield Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Neuberger Berman Genesis Portfolio and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios.
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria (the "Alternative Frequent Transfer Criteria"). Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

   o reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply the Alternative Frequent Transfer Criteria will be subject to the above-described restrictions applicable to such Contracts.



                                LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")


The list of Permitted Subaccounts in this section has been modified.:




              PERMITTED SUBACCOUNTS
     --------------------------------------
     METROPOLITAN SERIES FUND - CLASS B
     BlackRock Money Market Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio



                               OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.


DISTRIBUTION OF THE VARIABLE ANNUITY CONTRACTS


The principal executive offices of MetLife Investors Distribution Company, the principal underwriter and distributor of the Contracts, are located at 1095 Avenue of the Americas, New York, NY 10036.




                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009. For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2014, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $52,000 or 25% of pay for each participant in 2014.



ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)


GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.


The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.


Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.


We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.

You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.


Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



        FOR METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
         METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)................... 2013   2.025           2.208                 116,296
                                                                        2012   1.985           2.025                 147,041
                                                                        2011   1.731           1.985                 169,093
                                                                        2010   1.654           1.731                 178,318
                                                                        2009   1.462           1.654                 292,056
                                                                        2008   2.195           1.462                 369,002
                                                                        2007   1.848           2.195                 349,652
                                                                        2006   1.496           1.848                 350,687
                                                                        2005   1.300           1.496                 389,144
                                                                        2004   1.069           1.300                 169,935
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.164           1.171                      --
                                                                        2005   1.093           1.164               1,109,940
                                                                        2004   1.065           1.093               1,051,441
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2013   2.094           2.779                 294,206
                                                                        2012   1.804           2.094                 373,922
                                                                        2011   1.844           1.804                 825,397
                                                                        2010   1.648           1.844                 395,156
                                                                        2009   1.111           1.648                 444,203
                                                                        2008   2.061           1.111                 394,477
                                                                        2007   1.572           2.061                 462,189
                                                                        2006   1.342           1.572                 405,786
                                                                        2005   1.194           1.342                 337,541
                                                                        2004   1.124           1.194                 160,459
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.911           1.171                      --
                                                                        2008   1.738           0.911                 141,310
                                                                        2007   1.838           1.738                 130,811
                                                                        2006   1.649           1.838                 151,822
                                                                        2005   1.442           1.649                  85,037
                                                                        2004   1.241           1.442                  28,499
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.090           1.089                      --
                                                                        2011   1.307           1.090                      --
                                                                        2010   1.183           1.307                 114,924
                                                                        2009   1.179           1.183                 141,369
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.673           2.801                      --
                                                                        2006   2.049           2.673                 529,997
                                                                        2005   1.626           2.049                 533,142
                                                                        2004   1.322           1.626                 116,146
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)............... 2008   1.499           1.472                      --
                                                                        2007   1.502           1.499               1,002,056
                                                                        2006   1.417           1.502               1,053,123
                                                                        2005   1.321           1.417               1,058,890
                                                                        2004   1.174           1.321                 597,961

                  SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2013   1.414
                                                                                   2012   1.286
                                                                                   2011   1.298
                                                                                   2010   1.151
                                                                                   2009   0.876
                                                                                   2008   1.360
                                                                                   2007   1.285
                                                                                   2006   1.197
                                                                                   2005   1.177
                                                                                   2004   1.128
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.179
                                                                                   2007   1.142
                                                                                   2006   1.007
                                                                                   2005   1.000
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   2.222
                                                                                   2006   1.646
                                                                                   2005   1.501
                                                                                   2004   1.166
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)............................................. 2008   1.047
                                                                                   2007   1.024
                                                                                   2006   0.997
                                                                                   2005   1.000
 DWS Global Opportunities Subaccount (Class B) (7/03)............................. 2010   1.625
                                                                                   2009   1.118
                                                                                   2008   2.278
                                                                                   2007   2.124
                                                                                   2006   1.770
                                                                                   2005   1.523
                                                                                   2004   1.256
 DWS Growth & Income Subaccount (Class B) (6/03).................................. 2008   1.411
                                                                                   2007   1.419
                                                                                   2006   1.272
                                                                                   2005   1.222
                                                                                   2004   1.130
 DWS Health Care VIP Subaccount (Class B) (6/03).................................. 2011   1.427
                                                                                   2010   1.346
                                                                                   2009   1.122
                                                                                   2008   1.490
                                                                                   2007   1.341
                                                                                   2006   1.287
                                                                                   2005   1.210
                                                                                   2004   1.125
 DWS I Capital Growth Subaccount (Class B) (7/03)................................. 2013   1.490
                                                                                   2012   1.309
                                                                                   2011   1.396
                                                                                   2010   1.218
                                                                                   2009   0.978
                                                                                   2008   1.488
                                                                                   2007   1.347
                                                                                   2006   1.265
                                                                                   2005   1.184
                                                                                   2004   1.118
 DWS International Subaccount (Class B) (7/03).................................... 2008   2.151
                                                                                   2007   1.912
                                                                                   2006   1.548
                                                                                   2005   1.359
                                                                                   2004   1.187
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................................... 2006   1.441
                                                                                   2005   1.293
                                                                                   2004   1.178
 DWS Balanced Subaccount (Class B) (7/03)......................................... 2008   1.269
                                                                                   2007   1.235
                                                                                   2006   1.142
                                                                                   2005   1.116
                                                                                   2004   1.066



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 1.866                  56,181
                                                                                   1.414                  57,094
                                                                                   1.286                  57,256
                                                                                   1.298                  57,633
                                                                                   1.151                  57,693
                                                                                   0.876                  60,401
                                                                                   1.360                  58,840
                                                                                   1.285                  50,070
                                                                                   1.197                  40,707
                                                                                   1.177                  25,027
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 1.122                      --
                                                                                   1.179               1,182,084
                                                                                   1.142                 839,869
                                                                                   1.007                 926,279
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 1.830               1,007,057
                                                                                   2.222               1,095,278
                                                                                   1.646               1,094,262
                                                                                   1.501                 776,367
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)............................................. 1.018                      --
                                                                                   1.047                 118,195
                                                                                   1.024                  55,092
                                                                                   0.997                   5,944
 DWS Global Opportunities Subaccount (Class B) (7/03)............................. 1.743                      --
                                                                                   1.625                 452,615
                                                                                   1.118                 436,317
                                                                                   2.278                 425,276
                                                                                   2.124                 322,506
                                                                                   1.770                 323,018
                                                                                   1.523                 144,088
 DWS Growth & Income Subaccount (Class B) (6/03).................................. 1.325                      --
                                                                                   1.411                 563,871
                                                                                   1.419                 665,514
                                                                                   1.272                 654,428
                                                                                   1.222                 453,085
 DWS Health Care VIP Subaccount (Class B) (6/03).................................. 1.604                      --
                                                                                   1.427                 197,643
                                                                                   1.346                 333,018
                                                                                   1.122                 330,813
                                                                                   1.490                 331,717
                                                                                   1.341                 318,426
                                                                                   1.287                 327,171
                                                                                   1.210                 112,805
 DWS I Capital Growth Subaccount (Class B) (7/03)................................. 1.968                 958,933
                                                                                   1.490               1,068,575
                                                                                   1.309               1,143,843
                                                                                   1.396               1,057,133
                                                                                   1.218               1,267,287
                                                                                   0.978               1,376,316
                                                                                   1.488               1,700,324
                                                                                   1.347               1,611,402
                                                                                   1.265               1,033,038
                                                                                   1.184                 333,187
 DWS International Subaccount (Class B) (7/03).................................... 2.060                      --
                                                                                   2.151                 620,817
                                                                                   1.912                 670,141
                                                                                   1.548                 565,175
                                                                                   1.359                 427,364
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................................... 1.592                      --
                                                                                   1.441                 186,845
                                                                                   1.293                 100,474
 DWS Balanced Subaccount (Class B) (7/03)......................................... 1.235                      --
                                                                                   1.269                 597,386
                                                                                   1.235                 594,100
                                                                                   1.142                 451,536
                                                                                   1.116                 338,425

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Blue Chip Subaccount (Class B) (6/03).......................... 2008   1.639           1.536                      --
                                                                     2007   1.614           1.639                 892,430
                                                                     2006   1.423           1.614                 955,857
                                                                     2005   1.318           1.423               1,785,103
                                                                     2004   1.158           1.318                 480,877
 DWS Conservative Allocation Subaccount (Class B) (8/04)............ 2009   0.913           0.921                      --
                                                                     2008   1.203           0.913               2,412,619
                                                                     2007   1.167           1.203               3,146,488
                                                                     2006   1.089           1.167               3,282,126
                                                                     2005   1.060           1.089               2,515,324
                                                                     2004   1.003           1.060                 812,897
 DWS Core Fixed Income Subaccount (Class B) (6/03).................. 2008   1.064           1.026                      --
                                                                     2007   1.042           1.064               1,611,568
                                                                     2006   1.018           1.042               1,689,993
                                                                     2005   1.015           1.018               1,890,923
                                                                     2004   0.991           1.015               1,680,946
 DWS Davis Venture Value Subaccount (Class B) (7/03)................ 2008   1.581           1.532                      --
                                                                     2007   1.542           1.581               2,508,397
                                                                     2006   1.369           1.542               2,575,553
                                                                     2005   1.273           1.369               2,452,486
                                                                     2004   1.161           1.273               1,676,973
 DWS Dreman Financial Services Subaccount (Class B) (7/03).......... 2006   1.218           1.277                      --
                                                                     2005   1.243           1.218                 447,116
                                                                     2004   1.132           1.243                 213,718
 DWS Dreman High Return Equity Subaccount (Class B) (6/03).......... 2008   1.547           1.475                      --
                                                                     2007   1.606           1.547               3,595,530
                                                                     2006   1.380           1.606               3,684,742
                                                                     2005   1.304           1.380               2,564,976
                                                                     2004   1.165           1.304               1,717,259
 DWS Foreign Value Subaccount (Class B) (11/04)..................... 2006   1.135           1.365                      --
                                                                     2005   1.054           1.135                 104,549
                                                                     2004   1.000           1.054                      --
 DWS Growth Allocation Subaccount (Class B) (9/04).................. 2009   0.851           0.853                      --
                                                                     2008   1.320           0.851               3,046,571
                                                                     2007   1.270           1.320               2,943,854
                                                                     2006   1.145           1.270               2,485,802
                                                                     2005   1.097           1.145               2,847,211
                                                                     2004   1.016           1.097               1,231,540
 DWS High Income Subaccount (Class B) (6/03)........................ 2008   1.319           1.305                      --
                                                                     2007   1.333           1.319               1,104,452
                                                                     2006   1.229           1.333               2,053,944
                                                                     2005   1.207           1.229               2,168,097
                                                                     2004   1.094           1.207                 803,778
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03)............. 2013   2.136           2.833                 546,061
                                                                     2012   1.914           2.136                 597,823
                                                                     2011   2.075           1.914                 709,430
                                                                     2010   1.718           2.075                 740,237
                                                                     2009   1.350           1.718                 956,525
                                                                     2008   2.067           1.350               1,068,880
                                                                     2007   2.045           2.067               1,226,657
                                                                     2006   1.667           2.045               1,456,216
                                                                     2005   1.542           1.667               1,447,426
                                                                     2004   1.247           1.542                 807,966
 DWS Income Allocation Subaccount (Class B) (8/04).................. 2006   1.063           1.084                      --
                                                                     2005   1.043           1.063                 834,876
                                                                     2004   1.005           1.043                  88,460
 DWS Index 500 Subaccount (Class B) (7/03).......................... 2005   1.229           1.252                      --
                                                                     2004   1.135           1.229               1,183,205
 DWS International Select Equity Subaccount (Class B) (7/03)........ 2008   2.224           2.145                      --
                                                                     2007   1.944           2.224                 459,361
                                                                     2006   1.579           1.944                 479,393
                                                                     2005   1.407           1.579                 420,592
                                                                     2004   1.212           1.407                 281,707

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                            UNIT VALUE AT                   NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                       YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............. 2008   1.501           1.441                      --
                                                                    2007   1.435           1.501                 333,251
                                                                    2006   1.350           1.435                 371,107
                                                                    2005   1.227           1.350                 329,491
                                                                    2004   1.122           1.227                 220,494
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03)........ 2006   1.297           1.284                      --
                                                                    2005   1.229           1.297                 149,865
                                                                    2004   1.113           1.229                  82,222
 DWS Large Cap Core Subaccount (Class B) (12/04)................... 2006   1.153           1.280                      --
                                                                    2005   1.037           1.153                  53,637
 DWS Large Cap Value Subaccount (Class B) (7/03)................... 2008   1.581           1.559                      --
                                                                    2007   1.424           1.581                 757,126
                                                                    2006   1.258           1.424                 794,829
                                                                    2005   1.258           1.258                 859,894
                                                                    2004   1.165           1.258                 689,003
 DWS MFS(R) Strategic Value Subaccount (Class B) (8/03)............ 2006   1.272           1.311                      --
                                                                    2005   1.300           1.272                 511,937
                                                                    2004   1.124           1.300                 485,061
 DWS Mid Cap Growth Subaccount (Class B) (8/03).................... 2008   1.555           1.464                      --
                                                                    2007   1.463           1.555                 239,153
                                                                    2006   1.344           1.463                 248,153
                                                                    2005   1.191           1.344                 174,909
                                                                    2004   1.167           1.191                  89,408
 DWS Moderate Allocation Subaccount (Class B) (8/04)............... 2009   0.864           0.868                      --
                                                                    2008   1.260           0.864               5,496,146
                                                                    2007   1.218           1.260               2,637,601
                                                                    2006   1.115           1.218               2,555,044
                                                                    2005   1.078           1.115               2,478,421
                                                                    2004   1.000           1.078                 522,135
 DWS Money Market Subaccount (Class B) (7/03)...................... 2008   1.047           1.052                      --
                                                                    2007   1.017           1.047               4,672,142
                                                                    2006   0.991           1.017               6,108,455
                                                                    2005   0.982           0.991               2,127,867
                                                                    2004   0.992           0.982               3,334,869
 DWS Oak Strategic Equity Subaccount (Class B) (7/03).............. 2006   1.117           1.143                      --
                                                                    2005   1.188           1.117                 384,012
                                                                    2004   1.196           1.188                 181,881
 DWS Small Cap Growth Subaccount (Class B) (7/03).................. 2008   1.396           1.218                      --
                                                                    2007   1.340           1.396                 726,166
                                                                    2006   1.298           1.340                 760,854
                                                                    2005   1.235           1.298                 784,558
                                                                    2004   1.135           1.235                 298,340
 DWS Strategic Income Subaccount (Class B) (6/03).................. 2008   1.170           1.171                      --
                                                                    2007   1.131           1.170                 456,263
                                                                    2006   1.056           1.131                 496,298
                                                                    2005   1.052           1.056               2,222,561
                                                                    2004   0.987           1.052                 505,971
 DWS Technology Subaccount (Class B) (7/03)........................ 2010   1.139           1.179                      --
                                                                    2009   0.724           1.139                 525,079
                                                                    2008   1.372           0.724                 276,821
                                                                    2007   1.224           1.372                 260,205
                                                                    2006   1.238           1.224                 249,308
                                                                    2005   1.217           1.238                 327,747
                                                                    2004   1.218           1.217                 104,090
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)............. 2008   1.869           1.740                      --
                                                                    2007   1.517           1.869                 249,274
                                                                    2006   1.450           1.517                 271,054
                                                                    2005   1.324           1.450                 279,062
                                                                    2004   1.215           1.324                 218,311

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWSII Global Growth Subaccount (Class B) (8/03)......................... 2013   1.685           2.018                 237,769
                                                                          2012   1.449           1.685                 257,105
                                                                          2011   1.724           1.449                 276,182
                                                                          2010   1.546           1.724                 303,841
                                                                          2009   1.097           1.546                 401,792
                                                                          2008   2.137           1.097                 463,205
                                                                          2007   2.050           2.137                 748,585
                                                                          2006   1.606           2.050                 351,482
                                                                          2005   1.332           1.606                 343,729
                                                                          2004   1.183           1.332                 124,186
 DWSII Government & Agency Securities Subaccount (Class B) (6/03)........ 2013   1.318           1.256                 351,149
                                                                          2012   1.306           1.318                 647,067
                                                                          2011   1.238           1.306                 652,032
                                                                          2010   1.184           1.238                 777,085
                                                                          2009   1.116           1.184                 936,747
                                                                          2008   1.085           1.116               1,069,071
                                                                          2007   1.044           1.085                 565,552
                                                                          2006   1.022           1.044                 607,326
                                                                          2005   1.015           1.022                 584,174
                                                                          2004   0.998           1.015                 788,353
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................. 2013   1.860           2.003               4,062,753
                                                                          2012   1.621           1.860               5,519,026
                                                                          2011   1.609           1.621               6,792,409
                                                                          2010   1.411           1.609               8,016,351
                                                                          2009   0.977           1.411               1,458,169
                                                                          2008   1.308           0.977                 909,617
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)................ 2013   1.299           1.527               1,809,423
                                                                          2012   1.158           1.299               2,094,566
                                                                          2011   1.196           1.158               2,583,533
                                                                          2010   1.070           1.196               2,769,123
                                                                          2009   0.889           1.070               3,003,997
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................. 2013   1.328           1.646               1,181,112
                                                                          2012   1.165           1.328               1,699,093
                                                                          2011   1.231           1.165               2,210,022
                                                                          2010   1.083           1.231               2,320,427
                                                                          2009   0.880           1.083               2,345,492
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)................ 2013   1.340           1.507                 960,929
                                                                          2012   1.211           1.340               1,173,349
                                                                          2011   1.231           1.211               1,369,639
                                                                          2010   1.113           1.231               1,554,947
                                                                          2009   0.940           1.113               1,863,308
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   2.953           2.768                 299,624
                                                                          2012   2.518           2.953                 346,111
                                                                          2011   3.135           2.518                 478,917
                                                                          2010   2.568           3.135                 553,321
                                                                          2009   1.541           2.568                 562,616
                                                                          2008   3.509           1.541                 492,144
                                                                          2007   2.784           3.509                 457,511
 MIST MFS(R) Research International Subaccount (Class B) (4/08) *........ 2013   1.895           2.225               1,304,709
                                                                          2012   1.649           1.895               1,599,937
                                                                          2011   1.876           1.649               1,791,610
                                                                          2010   1.710           1.876               1,929,042
                                                                          2009   1.320           1.710               2,172,868
                                                                          2008   2.263           1.320               1,489,970
 MIST MLA Mid Cap Subaccount (Class B) (4/08)............................ 2013   1.078           1.168                      --
                                                                          2012   1.040           1.078               3,042,023
                                                                          2011   1.115           1.040               3,337,591
                                                                          2010   0.922           1.115               3,716,664
                                                                          2009   0.685           0.922               3,990,754
                                                                          2008   1.083           0.685               2,711,797
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).............. 2013   1.650           2.065                 235,109
                                                                          2012   1.383           1.650                 336,172
                                                                          2011   1.533           1.383                 421,870
                                                                          2010   1.418           1.533                 466,355

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2013   1.638           1.635               6,289,123
                                                                          2012   1.493           1.638               7,794,736
                                                                          2011   1.465           1.493               8,520,374
                                                                          2010   1.328           1.465               9,951,087
                                                                          2009   1.016           1.328              10,244,403
                                                                          2008   1.173           1.016                 527,774
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.391           1.454                      --
                                                                          2012   1.256           1.391                 158,354
                                                                          2011   1.417           1.256                 463,765
                                                                          2010   1.202           1.417                 410,054
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2013   1.021           1.345               2,784,433
                                                                          2012   0.879           1.021               3,067,172
                                                                          2011   0.930           0.879               3,379,873
                                                                          2010   0.807           0.930               3,883,900
                                                                          2009   0.693           0.807               3,903,637
                                                                          2008   1.042           0.693               4,074,877
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2013   1.774           2.386                 171,700
                                                                          2012   1.585           1.774                 254,985
                                                                          2011   1.637           1.585                 262,458
                                                                          2010   1.302           1.637                 266,108
                                                                          2009   0.909           1.302                 314,489
                                                                          2008   1.467           0.909                 166,374
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.633           1.761                      --
                                                                          2012   1.565           1.633                 223,484
                                                                          2011   1.717           1.565                 185,661
                                                                          2010   1.371           1.717                 192,438
                                                                          2009   0.947           1.371                 228,925
                                                                          2008   1.733           0.947                 292,229
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2013   1.233           1.201               1,151,067
                                                                          2012   1.167           1.233               1,593,906
                                                                          2011   1.115           1.167               1,698,837
                                                                          2010   1.048           1.115               1,784,882
                                                                          2009   0.975           1.048               1,894,517
                                                                          2008   1.029           0.975               1,133,274
 MSF BlackRock Diversified Subaccount (Class B) (4/08)................... 2013   1.350           1.599                 323,851
                                                                          2012   1.223           1.350                 419,917
                                                                          2011   1.199           1.223                 441,234
                                                                          2010   1.114           1.199                 527,005
                                                                          2009   0.967           1.114                 613,820
                                                                          2008   1.233           0.967                 620,936
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2013   1.325           1.719               1,601,217
                                                                          2012   1.181           1.325               1,833,245
                                                                          2011   1.175           1.181               1,948,062
                                                                          2010   1.096           1.175               2,087,367
                                                                          2009   1.002           1.096               2,324,527
                                                                          2008   1.470           1.002               2,630,179
 MSF BlackRock Money Market Subaccount (Class B) (4/08).................. 2013   1.781           1.753                 682,552
                                                                          2012   1.809           1.781               1,146,206
                                                                          2011   1.837           1.809               1,132,259
                                                                          2010   1.866           1.837               1,027,274
                                                                          2009   1.890           1.866               1,256,521
                                                                          2008   1.882           1.890               1,464,720
 MSF Davis Venture Value Subaccount (Class B) (4/08)..................... 2013   1.402           1.840                 748,644
                                                                          2012   1.264           1.402                 894,551
                                                                          2011   1.341           1.264                 967,837
                                                                          2010   1.219           1.341               1,942,307
                                                                          2009   0.941           1.219               2,412,889
                                                                          2008   1.526           0.941               2,014,579
 MSF FI Value Leaders Subaccount (Class B) (4/08) *...................... 2013   1.406           1.547                      --
                                                                          2012   1.237           1.406                 569,228
                                                                          2011   1.342           1.237                 614,163
                                                                          2010   1.192           1.342                 645,546
                                                                          2009   0.997           1.192                 753,043
                                                                          2008   1.535           0.997                 760,185
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)................. 2013   1.773           2.111                 193,622

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.55% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2013   1.158           1.501               2,134,490
                                                                        2012   1.019           1.158               2,729,010
                                                                        2011   1.018           1.019               3,021,676
                                                                        2010   0.903           1.018               3,640,795
                                                                        2009   0.728           0.903               3,685,979
                                                                        2008   1.121           0.728               1,926,569
 MSF MFS(R) Total Return Subaccount (Class B) (4/06)................... 2013   1.166           1.363               1,958,493
                                                                        2012   1.064           1.166               2,414,691
                                                                        2011   1.058           1.064               2,485,648
                                                                        2010   0.978           1.058               2,690,661
                                                                        2009   0.840           0.978               2,944,278
                                                                        2008   1.099           0.840               1,287,130
                                                                        2007   1.072           1.099               1,389,767
                                                                        2006   1.003           1.072               1,227,792
 MSF MFS(R) Value Subaccount (Class E) (4/08).......................... 2013   1.608           2.148                 813,351
                                                                        2012   1.403           1.608                 430,829
                                                                        2011   1.414           1.403                 489,371
                                                                        2010   1.291           1.414                 530,988
                                                                        2009   1.086           1.291                 560,276
                                                                        2008   1.558           1.086                 670,093
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2013   1.177           1.468               2,660,872
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.206           1.647                 668,474
                                                                        2012   1.032           1.206                 774,871
                                                                        2011   1.062           1.032                 816,568
                                                                        2010   0.924           1.062               1,010,584
                                                                        2009   0.656           0.924               1,247,569
                                                                        2008   1.075           0.656               1,477,950
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.461           1.844                 448,394
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.655           2.350               1,307,390
                                                                        2012   1.451           1.655               1,496,390
                                                                        2011   1.452           1.451               1,628,742
                                                                        2010   1.095           1.452               1,597,420
                                                                        2009   0.802           1.095               1,727,989
                                                                        2008   1.220           0.802               1,789,355





                               SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75%
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)........... 2013   1.377           1.484           --
                                                                2012   1.367           1.377           --
                                                                2011   1.206           1.367           --
                                                                2010   1.166           1.206           --
                                                                2009   1.043           1.166           --
                                                                2008   1.585           1.043           --
                                                                2007   1.351           1.585           --
                                                                2006   1.107           1.351           --
                                                                2005   1.000           1.107           --
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)........... 2006   1.069           1.071           --
                                                                2005   1.000           1.069           --
 Alger Capital Appreciation Subaccount (Class S) (7/03)........ 2013   1.629           2.136           --
                                                                2012   1.421           1.629           --
                                                                2011   1.469           1.421           --
                                                                2010   1.329           1.469           --
                                                                2009   0.907           1.329           --
                                                                2008   1.703           0.907           --
                                                                2007   1.314           1.703           --
                                                                2006   1.136           1.314           --
                                                                2005   1.000           1.136           --

                  SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)..................... 2009   0.596
                                                                                   2008   1.150
                                                                                   2007   1.231
                                                                                   2006   1.118
                                                                                   2005   1.000
 Credit Suisse International Equity Flex III Subaccount (12/09)................... 2012   0.689
                                                                                   2011   0.834
                                                                                   2010   0.764
                                                                                   2009   0.763
 Credit Suisse Trust Emerging Markets Subaccount (7/03)........................... 2007   1.564
                                                                                   2006   1.213
                                                                                   2005   1.000
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.103
                                                                                   2007   1.118
                                                                                   2006   1.067
                                                                                   2005   1.000
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2013   1.108
                                                                                   2012   1.020
                                                                                   2011   1.041
                                                                                   2010   0.934
                                                                                   2009   0.720
                                                                                   2008   1.131
                                                                                   2007   1.082
                                                                                   2006   1.020
                                                                                   2005   1.000
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.147
                                                                                   2007   1.125
                                                                                   2006   1.004
                                                                                   2005   1.000
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   1.507
                                                                                   2006   1.130
                                                                                   2005   1.000
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)............................................. 2008   1.015
                                                                                   2007   1.006
                                                                                   2006   0.991
                                                                                   2005   1.000
 DWS Global Opportunities Subaccount (Class B) (7/03)............................. 2010   0.988
                                                                                   2009   0.688
                                                                                   2008   1.419
                                                                                   2007   1.339
                                                                                   2006   1.129
                                                                                   2005   1.000
 DWS Growth & Income Subaccount (Class B) (6/03).................................. 2008   1.118
                                                                                   2007   1.138
                                                                                   2006   1.032
                                                                                   2005   1.000
 DWS Health Care VIP Subaccount (Class B) (6/03).................................. 2011   1.122
                                                                                   2010   1.071
                                                                                   2009   0.904
                                                                                   2008   1.215
                                                                                   2007   1.106
                                                                                   2006   1.075
                                                                                   2005   1.000
 DWS I Capital Growth Subaccount (Class B) (7/03)................................. 2013   1.151
                                                                                   2012   1.023
                                                                                   2011   1.105
                                                                                   2010   0.976
                                                                                   2009   0.793
                                                                                   2008   1.221
                                                                                   2007   1.119
                                                                                   2006   1.063
                                                                                   2005   1.000



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)..................... 0.757           --
                                                                                   0.596           --
                                                                                   1.150           --
                                                                                   1.231           --
                                                                                   1.118           --
 Credit Suisse International Equity Flex III Subaccount (12/09)................... 0.689           --
                                                                                   0.689           --
                                                                                   0.834           --
                                                                                   0.764           --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)........................... 1.633           --
                                                                                   1.564           --
                                                                                   1.213           --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 1.078           --
                                                                                   1.103           --
                                                                                   1.118           --
                                                                                   1.067           --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 1.444           --
                                                                                   1.108           --
                                                                                   1.020           --
                                                                                   1.041           --
                                                                                   0.934           --
                                                                                   0.720           --
                                                                                   1.131           --
                                                                                   1.082           --
                                                                                   1.020           --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 1.087           --
                                                                                   1.147           --
                                                                                   1.125           --
                                                                                   1.004           --
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 1.227           --
                                                                                   1.507           --
                                                                                   1.130           --
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)............................................. 0.984           --
                                                                                   1.015           --
                                                                                   1.006           --
                                                                                   0.991           --
 DWS Global Opportunities Subaccount (Class B) (7/03)............................. 1.056           --
                                                                                   0.988           --
                                                                                   0.688           --
                                                                                   1.419           --
                                                                                   1.339           --
                                                                                   1.129           --
 DWS Growth & Income Subaccount (Class B) (6/03).................................. 0.671           --
                                                                                   1.118           --
                                                                                   1.138           --
                                                                                   1.032           --
 DWS Health Care VIP Subaccount (Class B) (6/03).................................. 1.257           --
                                                                                   1.122           --
                                                                                   1.071           --
                                                                                   0.904           --
                                                                                   1.215           --
                                                                                   1.106           --
                                                                                   1.075           --
 DWS I Capital Growth Subaccount (Class B) (7/03)................................. 1.503           --
                                                                                   1.151           --
                                                                                   1.023           --
                                                                                   1.105           --
                                                                                   0.976           --
                                                                                   0.793           --
                                                                                   1.221           --
                                                                                   1.119           --
                                                                                   1.063           --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS International Subaccount (Class B) (7/03)...................... 2008   1.531           1.460           --
                                                                     2007   1.377           1.531           --
                                                                     2006   1.128           1.377           --
                                                                     2005   1.000           1.128           --
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)..................... 2006   1.110           1.213           --
                                                                     2005   1.000           1.110           --
 DWS Balanced Subaccount (Class B) (7/03)........................... 2008   1.097           1.062           --
                                                                     2007   1.079           1.097           --
                                                                     2006   1.010           1.079           --
                                                                     2005   1.000           1.010           --
 DWS Blue Chip Subaccount (Class B) (6/03).......................... 2008   1.203           1.123           --
                                                                     2007   1.199           1.203           --
                                                                     2006   1.070           1.199           --
                                                                     2005   1.000           1.070           --
 DWS Conservative Allocation Subaccount (Class B) (8/04)............ 2009   0.819           0.823           --
                                                                     2008   1.092           0.819           --
                                                                     2007   1.073           1.092           --
                                                                     2006   1.013           1.073           --
                                                                     2005   1.000           1.013           --
 DWS Core Fixed Income Subaccount (Class B) (6/03).................. 2008   1.002           0.963           --
                                                                     2007   0.993           1.002           --
                                                                     2006   0.982           0.993           --
                                                                     2005   1.000           0.982           --
 DWS Davis Venture Value Subaccount (Class B) (7/03)................ 2008   1.185           1.144           --
                                                                     2007   1.170           1.185           --
                                                                     2006   1.052           1.170           --
                                                                     2005   1.000           1.052           --
 DWS Dreman Financial Services Subaccount (Class B) (7/03).......... 2006   0.984           1.023           --
                                                                     2005   1.000           0.984           --
 DWS Dreman High Return Equity Subaccount (Class B) (6/03).......... 2008   1.132           1.075           --
                                                                     2007   1.189           1.132           --
                                                                     2006   1.034           1.189           --
                                                                     2005   1.000           1.034           --
 DWS Foreign Value Subaccount (Class B) (11/04)..................... 2006   1.058           1.258           --
                                                                     2005   1.000           1.058           --
 DWS Growth Allocation Subaccount (Class B) (9/04).................. 2009   0.741           0.740           --
                                                                     2008   1.164           0.741           --
                                                                     2007   1.133           1.164           --
                                                                     2006   1.034           1.133           --
                                                                     2005   1.000           1.034           --
 DWS High Income Subaccount (Class B) (6/03)........................ 2008   1.042           1.027           --
                                                                     2007   1.066           1.042           --
                                                                     2006   0.995           1.066           --
                                                                     2005   1.000           0.995           --
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03)............. 2013   1.264           1.657           --
                                                                     2012   1.146           1.264           --
                                                                     2011   1.258           1.146           --
                                                                     2010   1.054           1.258           --
                                                                     2009   0.838           1.054           --
                                                                     2008   1.299           0.838           --
                                                                     2007   1.301           1.299           --
                                                                     2006   1.073           1.301           --
                                                                     2005   1.000           1.073           --
 DWS Income Allocation Subaccount (Class B) (8/04).................. 2006   1.003           1.014           --
                                                                     2005   1.000           1.003           --
 DWS Index 500 Subaccount (Class B) (7/03).......................... 2005   1.000           1.017           --
 DWS International Select Equity Subaccount (Class B) (7/03)........ 2008   1.536           1.476           --
                                                                     2007   1.359           1.536           --
                                                                     2006   1.117           1.359           --
                                                                     2005   1.000           1.117           --

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 DWS Janus Growth & Income Subaccount (Class B) (7/03)................... 2008   1.186           1.135           --
                                                                          2007   1.148           1.186           --
                                                                          2006   1.093           1.148           --
                                                                          2005   1.000           1.093           --
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).............. 2006   1.065           1.043           --
                                                                          2005   1.000           1.065           --
 DWS Large Cap Core Subaccount (Class B) (12/04)......................... 2006   1.092           1.199           --
                                                                          2005   1.000           1.092           --
 DWS Large Cap Value Subaccount (Class B) (7/03)......................... 2008   1.206           1.185           --
                                                                          2007   1.099           1.206           --
                                                                          2006   0.983           1.099           --
                                                                          2005   1.000           0.983           --
 DWS MFS(R) Strategic Value Subaccount (Class B) (8/03).................. 2006   0.993           1.014           --
                                                                          2005   1.000           0.993           --
 DWS Mid Cap Growth Subaccount (Class B) (8/03).......................... 2008   1.250           1.172           --
                                                                          2007   1.190           1.250           --
                                                                          2006   1.107           1.190           --
                                                                          2005   1.000           1.107           --
 DWS Moderate Allocation Subaccount (Class B) (8/04)..................... 2009   0.765           0.765           --
                                                                          2008   1.128           0.765           --
                                                                          2007   1.104           1.128           --
                                                                          2006   1.023           1.104           --
                                                                          2005   1.000           1.023           --
 DWS Money Market Subaccount (Class B) (7/03)............................ 2008   1.030           1.031           --
                                                                          2007   1.012           1.030           --
                                                                          2006   0.998           1.012           --
                                                                          2005   1.000           0.998           --
 DWS Oak Strategic Equity Subaccount (Class B) (7/03).................... 2006   0.978           0.989           --
                                                                          2005   1.000           0.978           --
 DWS Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.087           0.944           --
                                                                          2007   1.056           1.087           --
                                                                          2006   1.035           1.056           --
                                                                          2005   1.000           1.035           --
 DWS Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.064           1.061           --
                                                                          2007   1.041           1.064           --
                                                                          2006   0.984           1.041           --
                                                                          2005   1.000           0.984           --
 DWS Technology Subaccount (Class B) (7/03).............................. 2010   0.919           0.947           --
                                                                          2009   0.591           0.919           --
                                                                          2008   1.134           0.591           --
                                                                          2007   1.024           1.134           --
                                                                          2006   1.048           1.024           --
                                                                          2005   1.000           1.048           --
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.366           1.267           --
                                                                          2007   1.122           1.366           --
                                                                          2006   1.086           1.122           --
                                                                          2005   1.000           1.086           --
 DWSII Global Growth Subaccount (Class B) (8/03)......................... 2013   1.137           1.346           --
                                                                          2012   0.990           1.137           --
                                                                          2011   1.192           0.990           --
                                                                          2010   1.082           1.192           --
                                                                          2009   0.776           1.082           --
                                                                          2008   1.531           0.776           --
                                                                          2007   1.487           1.531           --
                                                                          2006   1.179           1.487           --
                                                                          2005   1.000           1.179           --
 DWSII Government & Agency Securities Subaccount (Class B) (6/03)........ 2013   1.175           1.106           --
                                                                          2012   1.179           1.175           --
                                                                          2011   1.130           1.179           --
                                                                          2010   1.094           1.130           --
                                                                          2009   1.044           1.094           --
                                                                          2008   1.027           1.044           --
                                                                          2007   1.000           1.027           --
                                                                          2006   0.991           1.000           --
                                                                          2005   1.000           0.991           --

                              SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................. 2013   1.384           1.472                84,873
                                                                          2012   1.221           1.384                90,386
                                                                          2011   1.226           1.221                90,386
                                                                          2010   1.088           1.226                96,603
                                                                          2009   0.763           1.088                    --
                                                                          2008   1.029           0.763                    --
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)................ 2013   1.095           1.273                    --
                                                                          2012   0.988           1.095                    --
                                                                          2011   1.033           0.988                    --
                                                                          2010   0.935           1.033                    --
                                                                          2009   0.784           0.935                    --
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................. 2013   1.102           1.351                    --
                                                                          2012   0.979           1.102                    --
                                                                          2011   1.047           0.979                    --
                                                                          2010   0.932           1.047                    --
                                                                          2009   0.763           0.932                    --
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)................ 2013   1.146           1.274                    --
                                                                          2012   1.048           1.146                    --
                                                                          2011   1.079           1.048                    --
                                                                          2010   0.987           1.079                    --
                                                                          2009   0.840           0.987                    --
 MIST MFS(R) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   1.607           1.489                    --
                                                                          2012   1.387           1.607                    --
                                                                          2011   1.748           1.387                    --
                                                                          2010   1.449           1.748                    --
                                                                          2009   0.880           1.449                    --
                                                                          2008   2.028           0.880                    --
                                                                          2007   1.622           2.028                    --
 MIST MFS(R) Research International Subaccount (Class B) (4/08).......... 2013   1.162           1.349                    --
                                                                          2012   1.024           1.162                    --
                                                                          2011   1.179           1.024                    --
                                                                          2010   1.088           1.179                    --
                                                                          2009   0.850           1.088                    --
                                                                          2008   1.469           0.850                    --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)............................ 2013   0.984           1.062                    --
                                                                          2012   0.961           0.984                    --
                                                                          2011   1.043           0.961                    --
                                                                          2010   0.872           1.043                    --
                                                                          2009   0.656           0.872                    --
                                                                          2008   1.046           0.656                    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).............. 2013   1.198           1.482                    --
                                                                          2012   1.016           1.198                    --
                                                                          2011   1.141           1.016                    --
                                                                          2010   1.063           1.141                    --
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2013   1.402           1.384                    --
                                                                          2012   1.294           1.402                    --
                                                                          2011   1.285           1.294                    --
                                                                          2010   1.179           1.285                    --
                                                                          2009   0.913           1.179                    --
                                                                          2008   1.063           0.913                    --
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.082           1.127                    --
                                                                          2012   0.989           1.082                    --
                                                                          2011   1.130           0.989                    --
                                                                          2010   0.966           1.130                    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2013   0.942           1.227                    --
                                                                          2012   0.821           0.942                    --
                                                                          2011   0.879           0.821                    --
                                                                          2010   0.772           0.879                    --
                                                                          2009   0.671           0.772                    --
                                                                          2008   1.017           0.671                    --
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2013   1.343           1.784                    --
                                                                          2012   1.214           1.343                    --
                                                                          2011   1.269           1.214                    --
                                                                          2010   1.022           1.269                    --
                                                                          2009   0.722           1.022                    --
                                                                          2008   1.175           0.722                    --

                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                           UNIT VALUE AT                   NUMBER OF UNITS
                                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........... 2013   1.124           1.208                     --
                                                                   2012   1.090           1.124                     --
                                                                   2011   1.211           1.090                     --
                                                                   2010   0.979           1.211                     --
                                                                   2009   0.684           0.979                     --
                                                                   2008   1.262           0.684                     --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)............ 2013   1.093           1.053                     --
                                                                   2012   1.047           1.093                     --
                                                                   2011   1.013           1.047                     --
                                                                   2010   0.963           1.013                     --
                                                                   2009   0.907           0.963                     --
                                                                   2008   0.966           0.907                     --
 MSF BlackRock Diversified Subaccount (Class B) (4/08)............ 2013   1.098           1.285                     --
                                                                   2012   1.007           1.098                     --
                                                                   2011   0.999           1.007                     --
                                                                   2010   0.940           0.999                     --
                                                                   2009   0.825           0.940                     --
                                                                   2008   1.061           0.825                     --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)........ 2013   0.913           1.170                     --
                                                                   2012   0.823           0.913                     --
                                                                   2011   0.829           0.823                     --
                                                                   2010   0.782           0.829                     --
                                                                   2009   0.724           0.782                     --
                                                                   2008   1.071           0.724                     --
 MSF BlackRock Money Market Subaccount (Class B) (4/08)........... 2013   1.124           1.093                     --
                                                                   2012   1.155           1.124                     --
                                                                   2011   1.187           1.155                     --
                                                                   2010   1.221           1.187                     --
                                                                   2009   1.251           1.221                     --
                                                                   2008   1.256           1.251                     --
 MSF Davis Venture Value Subaccount (Class B) (4/08).............. 2013   0.990           1.284                     --
                                                                   2012   0.903           0.990                     --
                                                                   2011   0.970           0.903                     --
                                                                   2010   0.892           0.970                     --
                                                                   2009   0.697           0.892                     --
                                                                   2008   1.140           0.697                     --
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............... 2013   0.972           1.065                     --
                                                                   2012   0.865           0.972                     --
                                                                   2011   0.950           0.865                     --
                                                                   2010   0.854           0.950                     --
                                                                   2009   0.723           0.854                     --
                                                                   2008   1.122           0.723                     --
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13).......... 2013   1.216           1.436                     --
 MSF MetLife Stock Index Subaccount (Class B) (4/08).............. 2013   1.061           1.359                     --
                                                                   2012   0.945           1.061                     --
                                                                   2011   0.955           0.945                     --
                                                                   2010   0.858           0.955                     --
                                                                   2009   0.700           0.858                     --
                                                                   2008   1.086           0.700                     --
 MSF MFS(R) Total Return Subaccount (Class B) (4/06).............. 2013   1.076           1.243                 85,427
                                                                   2012   0.994           1.076                103,998
                                                                   2011   1.000           0.994                104,005
                                                                   2010   0.936           1.000                110,565
                                                                   2009   0.813           0.936                110,574
                                                                   2008   1.077           0.813                110,583
                                                                   2007   1.063           1.077                110,592
                                                                   2006   1.003           1.063                     --
 MSF MFS(R) Value Subaccount (Class E) (4/08)..................... 2013   1.155           1.524                     --
                                                                   2012   1.020           1.155                     --
                                                                   2011   1.040           1.020                     --
                                                                   2010   0.961           1.040                     --
                                                                   2009   0.819           0.961                     --
                                                                   2008   1.183           0.819                     --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......... 2013   1.070           1.324                     --

                             SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.113           1.502           --
                                                                        2012   0.964           1.113           --
                                                                        2011   1.004           0.964           --
                                                                        2010   0.884           1.004           --
                                                                        2009   0.635           0.884           --
                                                                        2008   1.050           0.635           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.133           1.418           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.213           1.702           --
                                                                        2012   1.076           1.213           --
                                                                        2011   1.090           1.076           --
                                                                        2010   0.832           1.090           --
                                                                        2009   0.617           0.832           --
                                                                        2008   0.946           0.617           --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(R) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.

Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.


Effective on or about 05/03/2010, Credit Suisse Trust-Credit Suisse International Equity Flex II Portfolio merged into Credit Suisse
Trust-International Equity Flex III Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series I-DWSI Global Opportunities VIP was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.


Effective on or about 05/03/2010, DWS Variable Series II-DWSII Technology VIP - Class B was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class E and is no longer available as a funding option.


Effective on or about 05/2/2011, DWS Variable Series I-DWS Health Care VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.


Effective on or about 04/30/2012, Credit Suisse Trust-International Equity Flex III Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class B merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class B merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Turner Mid Cap Growth Portfolio merged into Metropolitan Series Fund-Frontier Mid Cap Growth Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change, merger or substitution. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Funds were renamed.




                   FORMER NAME                                       NEW NAME
------------------------------------------------ -----------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE   AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
INSURANCE FUNDS)                                 INSURANCE FUNDS)
 Invesco V.I. Utilities Fund                     Invesco V.I. Managed Volatility Fund
METROPOLITAN SERIES FUND                         METROPOLITAN SERIES FUND
 BlackRock Diversified Portfolio                 WMC Balanced Portfolio
 Davis Venture Value Portfolio                   WMC Core Equity Opportunities Portfolio


UNDERLYING FUND MERGERS

The following former Underlying Funds merged with and into the new Underlying Funds.




     FORMER UNDERLYING FUND/TRUST             NEW UNDERLYING FUND/TRUST
-------------------------------------- --------------------------------------
MET INVESTORS SERIES TRUST             METROPOLITAN SERIES FUND
 MetLife Balanced Strategy Portfolio   MetLife Asset Allocation 60 Portfolio
 MetLife Growth Strategy Portfolio     MetLife Asset Allocation 80 Portfolio
 MetLife Moderate Strategy Portfolio   MetLife Asset Allocation 40 Portfolio



UNDERLYING FUND SUBSTITUTIONS
The following former Underlying Funds were replaced by the new Underlying
Funds.




 FORMER UNDERLYING FUND/TRUST        NEW UNDERLYING FUND/TRUST
------------------------------ ------------------------------------
DWS VARIABLE SERIES I          METROPOLITAN SERIES FUND
 DWS Capital Growth VIP        Jennison Growth Portfolio
DWS VARIABLE SERIES II         MET INVESTORS SERIES TRUST
 DWS Global Growth VIP         Oppenheimer Global Equity Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Federal Tax Considerations

       Independent Registered Public Accounting Firm

       Condensed Financial Information

       Financial Statements

--------------------------------------------------------------------------------

A copy of the MetLife Insurance Company of Connecticut Statement of Additional Information dated April 28, 2014 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:


MIC-Book-70-71-75

                            PIONEER ANNUISTAR PLUS
                           PORTFOLIO ARCHITECT PLUS
                            SCUDDER ADVOCATE REWARDS


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                 APRIL 28, 2014



                                      FOR


          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.
                        ------------------


























                                                               MIC-Book-70-71-75

                              TABLE OF CONTENTS

                                                                     PAGE
                                                                    -----
THE INSURANCE COMPANY..............................................    2
PRINCIPAL UNDERWRITER..............................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT..................    2
VALUATION OF ASSETS................................................    3
FEDERAL TAX CONSIDERATIONS.........................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................    7
CONDENSED FINANCIAL INFORMATION -- Pioneer AnnuiStar Plus..........    9
CONDENSED FINANCIAL INFORMATION -- Portfolio Architect Plus........  104
CONDENSED FINANCIAL INFORMATION -- Scudder Advocate Reward.........  268
FINANCIAL STATEMENTS...............................................    1

                             THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

In 2013, MetLife, Inc. announced its plans to merge the Company, MetLife Investors Insurance Company (MetLife Investors), MetLife Investors USA Insurance Company (MetLife Investors USA), - and Exeter Reassurance Company, Ltd. (Exeter Reassurance), to create one larger U.S.-based and U.S.-regulated life insurance company. - -MetLife Investors and MetLife Investors USA, like the Company, are U.S. insurance companies that issue variable insurance products in addition to other products. - Exeter Reassurance is a direct subsidiary of MetLife, Inc. that mainly reinsures guarantees associated with variable annuity products issued by U.S. insurance companies that are direct or indirect subsidiaries of MetLife, Inc. - The Company, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. These mergers are expected to occur towards the end of 2014, subject to regulatory approvals.



STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. The Separate Account meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                             PRINCIPAL UNDERWRITER


MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is affiliated with the Company and the Separate Account.



               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                           UNDERWRITING COMMISSIONS
------------------------


              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2013........$43,373,276                     $0
 2012........$35,916,770                     $0
 2011........$39,198,439                     $0


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                              VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 - 1.000081.)

CALCULATION OF MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:
                                                       ---

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 701/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 701/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS



Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August-14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section-1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes, Section-72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section-72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 for 2014, plus $1,000 for an owner age 50 or over, and may be indexed for inflation in later years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $52,000 for 2014 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.


SIMPLE PLAN IRA FORM


Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $12,000 in 2014 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a

SIMPLE plan IRA, the employer must either make a matching contribution or a non-elective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS


Section-408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5-years, and the distribution is made after age 591/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1)-before age-591/2 (subject to certain exceptions) or
(2)-during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS


Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.


The annual limit that applies to the amounts that may be contributed to a defined contribution plan for 2014 is $52,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $17,500 in 2014. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 591/2, or in the case of hardship.

SECTION-403(B) PLANS



Under Code section-403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section-403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section-403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($17,500 in 2014).

Code section-403(b)(11) restricts this distribution under Code section-403(b) annuity contracts of: (1) elective contributions made in years beginning after December-31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January-1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age-591/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


FEDERAL INCOME TAX WITHHOLDING


The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS
   SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law, or

   (d)        the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60-days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Exeter Reassurance Company, LTD ("Exeter"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to Exeter being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of MetLife Investors Insurance Company ("MLI"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to MLI being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.

                       CONDENSED FINANCIAL INFORMATION --
                             Pioneer AnnuiStar Plus
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.424       1.518            --
                                                                                    2006   1.366       1.424       787,253
                                                                                    2005   1.280       1.366       807,056
                                                                                    2004   1.224       1.280       612,238
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.716       1.695            --
                                                                                    2007   1.597       1.716       553,782
                                                                                    2006   1.464       1.597       542,246
                                                                                    2005   1.388       1.464       876,160
                                                                                    2004   1.243       1.388       644,715
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.670       2.130     1,549,633
                                                                                    2012   1.518       1.670     1,339,737
                                                                                    2011   1.456       1.518     1,487,186
                                                                                    2010   1.228       1.456     1,607,970
                                                                                    2009   1.064       1.228     1,803,458
                                                                                    2008   1.485       1.064     2,060,106
                                                                                    2007   1.552       1.485     2,143,724
                                                                                    2006   1.348       1.552     2,301,091
                                                                                    2005   1.325       1.348     2,262,980
                                                                                    2004   1.215       1.325     1,814,737
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.797       2.440       716,306
                                                                                    2012   1.649       1.797       622,737
                                                                                    2011   1.762       1.649       529,110
                                                                                    2010   1.404       1.762       640,878
                                                                                    2009   0.995       1.404       931,058
                                                                                    2008   1.760       0.995       712,714
                                                                                    2007   1.609       1.760     1,012,918
                                                                                    2006   1.506       1.609       704,307
                                                                                    2005   1.462       1.506       726,758
                                                                                    2004   1.334       1.462       588,175
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.966       2.376       615,482
                                                                                    2012   1.691       1.966       765,025
                                                                                    2011   1.925       1.691       840,062
                                                                                    2010   1.806       1.925       947,057
                                                                                    2009   1.340       1.806     1,095,082
                                                                                    2008   2.287       1.340     1,288,407
                                                                                    2007   2.015       2.287     1,434,778
                                                                                    2006   1.687       2.015     1,459,522
                                                                                    2005   1.558       1.687     1,527,265
                                                                                    2004   1.337       1.558       940,538
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.719       2.490     1,008,853
                                                                                    2012   1.476       1.719       951,857
                                                                                    2011   1.469       1.476       930,740
                                                                                    2010   1.198       1.469       926,504
                                                                                    2009   0.908       1.198       977,548
                                                                                    2008   1.555       0.908     1,155,285
                                                                                    2007   1.616       1.555     1,321,138
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   1.562       2.029       205,488
                                                                                    2012   1.382       1.562       267,392
                                                                                    2011   1.498       1.382       588,539
                                                                                    2010   1.307       1.498       311,817
                                                                                    2009   1.028       1.307       347,212
                                                                                    2008   1.648       1.028       340,472
                                                                                    2007   1.722       1.648       347,575
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)............ 2013   1.375       1.699       321,149

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.226       1.375       383,733
                                                                                2011   1.158       1.226       376,513
                                                                                2010   1.050       1.158       392,605
                                                                                2009   0.871       1.050       504,588
                                                                                2008   1.362       0.871       481,115
                                                                                2007   1.358       1.362       804,088
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)................................... 2007   1.200       1.257            --
                                                                                2006   1.035       1.200        27,416
                                                                                2005   0.977       1.035         2,641
 LMPVPI Total Return Subaccount (Class II) (6/03).............................. 2007   1.327       1.364            --
                                                                                2006   1.202       1.327       665,070
                                                                                2005   1.188       1.202       601,352
                                                                                2004   1.114       1.188       503,393
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.576       1.630            --
                                                                                2006   1.447       1.576     1,288,670
                                                                                2005   1.343       1.447     1,345,775
                                                                                2004   1.255       1.343     1,028,360
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2013   1.834       1.971     2,358,476
                                                                                2012   1.601       1.834     2,645,733
                                                                                2011   1.591       1.601     3,349,072
                                                                                2010   1.506       1.591     4,637,994
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.880       0.836            --
                                                                                2008   1.563       0.880       640,456
                                                                                2007   1.499       1.563       727,992
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.868       2.190       601,754
                                                                                2012   1.628       1.868       783,632
                                                                                2011   1.855       1.628       946,241
                                                                                2010   1.693       1.855       995,566
                                                                                2009   1.309       1.693     1,210,101
                                                                                2008   2.310       1.309     1,266,452
                                                                                2007   2.201       2.310        67,205
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.066       1.155            --
                                                                                2012   1.030       1.066     1,035,971
                                                                                2011   1.106       1.030     1,552,496
                                                                                2010   0.915       1.106     1,164,583
                                                                                2009   0.681       0.915     1,410,554
                                                                                2008   1.079       0.681     1,654,478
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.886       0.996            --
                                                                                2011   0.914       0.886     1,142,295
                                                                                2010   0.850       0.914     1,867,475
                                                                                2009   0.601       0.850     1,990,724
                                                                                2008   1.132       0.601     1,893,499
                                                                                2007   1.007       1.132     2,200,804
                                                                                2006   0.994       1.007     1,749,738
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.079       1.348       721,443
                                                                                2012   0.906       1.079       966,316
                                                                                2011   1.006       0.906     1,385,545
                                                                                2010   0.882       1.006     1,039,092
                                                                                2009   0.642       0.882     1,132,132
                                                                                2008   1.098       0.642     1,117,678
                                                                                2007   1.051       1.098     1,054,554
                                                                                2006   0.996       1.051     1,062,073
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.580       1.523     2,619,325
                                                                                2012   1.471       1.580     3,622,366
                                                                                2011   1.479       1.471     3,608,642
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.487       1.941       781,977
                                                                                2012   1.371       1.487       981,367
                                                                                2011   1.559       1.371     1,092,693
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.614       1.610     2,234,701

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.474       1.614     3,344,425
                                                                                2011   1.449       1.474     3,488,992
                                                                                2010   1.315       1.449     3,975,737
                                                                                2009   1.076       1.315     3,529,247
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   1.274       1.680       665,666
                                                                                2012   1.135       1.274       692,898
                                                                                2011   1.270       1.135       546,870
                                                                                2010   1.080       1.270       612,051
                                                                                2009   0.859       1.080       642,109
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   1.008       0.991     4,109,096
                                                                                2012   1.025       1.008     3,666,525
                                                                                2011   1.043       1.025     5,482,238
                                                                                2010   1.060       1.043     5,587,121
                                                                                2009   1.074       1.060     6,098,592
                                                                                2008   1.062       1.074     6,523,177
                                                                                2007   1.028       1.062     3,332,432
                                                                                2006   1.006       1.028     3,222,885
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.953       1.281       741,393
                                                                                2012   0.990       0.953     1,089,199
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2013   1.154       1.347     1,019,020
                                                                                2012   1.055       1.154       990,558
                                                                                2011   1.050       1.055       658,086
                                                                                2010   0.973       1.050       744,405
                                                                                2009   0.837       0.973       854,064
                                                                                2008   1.096       0.837       849,720
                                                                                2007   1.116       1.096       712,498
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.163       1.449       751,813
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   0.998       1.006            --
                                                                                2005   0.987       0.998     3,371,576
                                                                                2004   0.993       0.987     2,175,883
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.331       1.391            --
                                                                                2005   1.291       1.331     1,202,517
                                                                                2004   1.232       1.291       977,079
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.850       2.014            --
                                                                                2005   1.650       1.850       462,868
                                                                                2004   1.412       1.650       357,618
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.022       1.060            --
                                                                                2006   1.008       1.022     1,632,476
                                                                                2005   1.008       1.008     2,246,854
                                                                                2004   0.995       1.008     1,261,234
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.995       1.118            --
                                                                                2005   1.000       0.995        30,660
                                                                                2004   1.025       1.000        31,257
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.163       1.236            --
                                                                                2005   1.140       1.163       753,340
                                                                                2004   1.109       1.140       536,437
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.314       1.342            --
                                                                                2010   1.226       1.314     2,223,383
                                                                                2009   1.063       1.226     2,349,989
                                                                                2008   1.091       1.063     2,636,593
                                                                                2007   1.079       1.091     1,686,339
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2013   1.091       1.379       602,717
                                                                                2012   1.003       1.091       679,705
                                                                                2011   1.059       1.003       708,463
                                                                                2010   0.986       1.059     1,032,157
                                                                                2009   0.867       0.986     1,121,183
                                                                                2008   1.307       0.867     1,130,419
                                                                                2007   1.249       1.307     1,336,345
                                                                                2006   1.085       1.249     1,114,381
                                                                                2005   0.986       1.085       204,925

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05).................... 2007   1.247       1.372            --
                                                                                 2006   1.064       1.247           237
                                                                                 2005   0.978       1.064         3,262
 Pioneer Europe VCT Subaccount (Class II) (6/03)................................ 2006   1.579       2.004            --
                                                                                 2005   1.490       1.579       103,994
                                                                                 2004   1.282       1.490        35,157
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................. 2011   1.462       1.563            --
                                                                                 2010   1.285       1.462     1,541,083
                                                                                 2009   1.046       1.285     1,591,645
                                                                                 2008   1.622       1.046     2,383,927
                                                                                 2007   1.574       1.622     2,436,268
                                                                                 2006   1.376       1.574     2,099,244
                                                                                 2005   1.321       1.376     1,699,179
                                                                                 2004   1.211       1.321     1,430,389
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.742       0.740            --
                                                                                 2008   1.149       0.742       675,547
                                                                                 2007   1.145       1.149       799,868
                                                                                 2006   1.039       1.145       770,924
                                                                                 2005   0.996       1.039       424,905
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.341       1.437            --
                                                                                 2009   0.852       1.341     3,645,973
                                                                                 2008   1.347       0.852     3,496,517
                                                                                 2007   1.298       1.347     4,157,348
                                                                                 2006   1.220       1.298     5,501,224
                                                                                 2005   1.220       1.220     5,408,568
                                                                                 2004   1.151       1.220     3,872,083
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.746       0.714            --
                                                                                 2008   1.261       0.746       992,279
                                                                                 2007   1.219       1.261       926,953
                                                                                 2006   1.084       1.219       624,147
                                                                                 2005   1.003       1.084        24,646
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.694       0.730            --
                                                                                 2008   1.384       0.694       293,642
                                                                                 2007   1.311       1.384       409,758
                                                                                 2006   1.223       1.311       256,124
                                                                                 2005   1.205       1.223       399,679
                                                                                 2004   1.153       1.205       451,588
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   1.229       1.123            --
                                                                                 2008   2.280       1.229       361,746
                                                                                 2007   2.048       2.280       822,295
                                                                                 2006   1.699       2.048       875,229
                                                                                 2005   1.500       1.699       238,550
                                                                                 2004   1.288       1.500       147,231
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.758       0.780            --
                                                                                 2008   1.250       0.758       973,513
                                                                                 2007   1.176       1.250       615,178
                                                                                 2006   1.164       1.176       547,763
                                                                                 2005   1.094       1.164       453,749
                                                                                 2004   1.028       1.094       163,222
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.169       1.381            --
                                                                                 2006   1.103       1.169       112,696
                                                                                 2005   1.072       1.103       305,991
                                                                                 2004   1.061       1.072       290,662
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   1.086       1.036            --
                                                                                 2008   1.784       1.086       660,933
                                                                                 2007   1.955       1.784       781,263
                                                                                 2006   1.743       1.955       800,811
                                                                                 2005   1.595       1.743       822,610
                                                                                 2004   1.353       1.595       646,985
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.428       1.516            --
                                                                                 2005   1.429       1.428        88,448
                                                                                 2004   1.284       1.429        64,728
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   1.122       1.186            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2008   1.292       1.122      2,920,242
                                                                               2007   1.238       1.292      3,475,479
                                                                               2006   1.185       1.238      3,169,392
                                                                               2005   1.176       1.185      2,665,659
                                                                               2004   1.088       1.176      1,486,400
 Pioneer Value VCT Subaccount (Class II) (6/03)............................... 2007   1.518       1.518             --
                                                                               2006   1.342       1.518        361,418
                                                                               2005   1.304       1.342        406,893
                                                                               2004   1.190       1.304        226,750
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2013   2.919       2.807        320,558
                                                                               2012   2.660       2.919        359,481
                                                                               2011   3.541       2.660        369,502
                                                                               2010   3.116       3.541        423,735
                                                                               2009   1.821       3.116        652,839
                                                                               2008   4.443       1.821        675,821
                                                                               2007   3.173       4.443        717,561
                                                                               2006   2.381       3.173        508,661
                                                                               2005   1.760       2.381        575,549
                                                                               2004   1.509       1.760        267,349
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2013   1.705       2.160      1,301,128
                                                                               2012   1.577       1.705      1,615,026
                                                                               2011   1.517       1.577      1,766,801
                                                                               2010   1.294       1.517      2,265,325
                                                                               2009   1.156       1.294      1,866,028
                                                                               2008   1.691       1.156      2,352,893
                                                                               2007   1.711       1.691      2,284,303
                                                                               2006   1.425       1.711      2,301,665
                                                                               2005   1.373       1.425      1,564,052
                                                                               2004   1.204       1.373      1,181,065
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.203       1.411      6,803,644
                                                                               2012   1.094       1.203      7,016,789
                                                                               2011   1.150       1.094      7,129,442
                                                                               2010   1.020       1.150      7,392,952
                                                                               2009   0.782       1.020     10,001,591
                                                                               2008   1.225       0.782      9,454,379
                                                                               2007   1.178       1.225      9,482,749
                                                                               2006   1.064       1.178      8,057,740
                                                                               2005   0.983       1.064        774,132
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.227       1.402      1,942,440
                                                                               2012   1.119       1.227      2,367,909
                                                                               2011   1.162       1.119      2,436,653
                                                                               2010   1.037       1.162      2,815,655
                                                                               2009   0.803       1.037      3,514,179
                                                                               2008   1.185       0.803      3,257,139
                                                                               2007   1.141       1.185      5,095,126
                                                                               2006   1.049       1.141      3,302,385
                                                                               2005   0.992       1.049        485,158
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.795       2.343        710,473
                                                                               2012   1.648       1.795        864,966
                                                                               2011   1.780       1.648        878,393
                                                                               2010   1.536       1.780      1,320,447
                                                                               2009   1.247       1.536      1,411,722
                                                                               2008   1.915       1.247      1,617,083
                                                                               2007   1.849       1.915      1,809,615
                                                                               2006   1.675       1.849      1,762,922
                                                                               2005   1.583       1.675      1,589,232
                                                                               2004   1.322       1.583      1,276,978
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2013   2.465       2.461        483,842
                                                                               2012   2.160       2.465        546,417
                                                                               2011   2.002       2.160        606,176
                                                                               2010   1.584       2.002      1,040,392
                                                                               2009   1.225       1.584        773,641
                                                                               2008   2.021       1.225      1,196,569
                                                                               2007   2.541       2.021        951,568
                                                                               2006   1.894       2.541      1,380,663
                                                                               2005   1.677       1.894      1,203,780
                                                                               2004   1.260       1.677        993,392

                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75%
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.422       1.515           --
                                                                                    2006   1.364       1.422       18,207
                                                                                    2005   1.278       1.364       23,303
                                                                                    2004   1.224       1.278       25,524
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.712       1.691           --
                                                                                    2007   1.594       1.712       33,304
                                                                                    2006   1.462       1.594       50,642
                                                                                    2005   1.387       1.462       53,828
                                                                                    2004   1.243       1.387       57,583
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.662       2.118       29,136
                                                                                    2012   1.511       1.662       29,824
                                                                                    2011   1.450       1.511       31,062
                                                                                    2010   1.224       1.450       18,341
                                                                                    2009   1.061       1.224       20,642
                                                                                    2008   1.481       1.061       27,260
                                                                                    2007   1.549       1.481       59,809
                                                                                    2006   1.346       1.549       69,139
                                                                                    2005   1.324       1.346       39,878
                                                                                    2004   1.214       1.324       38,579
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.788       2.427        6,737
                                                                                    2012   1.641       1.788        9,033
                                                                                    2011   1.755       1.641       11,746
                                                                                    2010   1.400       1.755       27,201
                                                                                    2009   0.992       1.400       31,064
                                                                                    2008   1.756       0.992       33,690
                                                                                    2007   1.606       1.756       49,207
                                                                                    2006   1.504       1.606       52,914
                                                                                    2005   1.460       1.504       53,958
                                                                                    2004   1.333       1.460       56,976
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.956       2.364           --
                                                                                    2012   1.684       1.956           --
                                                                                    2011   1.917       1.684          984
                                                                                    2010   1.800       1.917          987
                                                                                    2009   1.336       1.800        1,510
                                                                                    2008   2.281       1.336        9,765
                                                                                    2007   2.011       2.281       27,581
                                                                                    2006   1.685       2.011       40,952
                                                                                    2005   1.556       1.685       36,787
                                                                                    2004   1.336       1.556       42,048
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.710       2.477        4,418
                                                                                    2012   1.469       1.710        4,678
                                                                                    2011   1.464       1.469        5,957
                                                                                    2010   1.194       1.464        6,187
                                                                                    2009   0.906       1.194        6,165
                                                                                    2008   1.551       0.906       13,135
                                                                                    2007   1.612       1.551        8,094
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   1.554       2.018        3,164
                                                                                    2012   1.376       1.554        4,141
                                                                                    2011   1.492       1.376        6,035
                                                                                    2010   1.302       1.492        9,080
                                                                                    2009   1.025       1.302       13,063
                                                                                    2008   1.644       1.025        3,191
                                                                                    2007   1.718       1.644        3,196
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)............ 2013   1.368       1.690        3,725
                                                                                    2012   1.221       1.368        5,848
                                                                                    2011   1.153       1.221        5,864
                                                                                    2010   1.047       1.153        5,882
                                                                                    2009   0.869       1.047        5,902
                                                                                    2008   1.359       0.869        7,477
                                                                                    2007   1.356       1.359       52,008
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)....................................... 2007   1.199       1.256           --
                                                                                    2006   1.035       1.199           --
                                                                                    2005   0.976       1.035           --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVPI Total Return Subaccount (Class II) (6/03).............................. 2007   1.325       1.361            --
                                                                                2006   1.201       1.325        53,215
                                                                                2005   1.187       1.201        27,010
                                                                                2004   1.113       1.187        33,077
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.573       1.627            --
                                                                                2006   1.445       1.573         7,605
                                                                                2005   1.341       1.445         7,530
                                                                                2004   1.255       1.341         6,964
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2013   1.825       1.961         6,872
                                                                                2012   1.594       1.825         6,767
                                                                                2011   1.585       1.594        42,847
                                                                                2010   1.501       1.585        55,333
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.878       0.833            --
                                                                                2008   1.560       0.878         7,544
                                                                                2007   1.496       1.560        11,730
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.859       2.178         2,733
                                                                                2012   1.621       1.859         2,766
                                                                                2011   1.847       1.621        34,707
                                                                                2010   1.687       1.847        36,846
                                                                                2009   1.305       1.687        34,464
                                                                                2008   2.305       1.305        34,716
                                                                                2007   2.197       2.305            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.062       1.150            --
                                                                                2012   1.026       1.062        24,430
                                                                                2011   1.103       1.026        71,521
                                                                                2010   0.913       1.103        53,698
                                                                                2009   0.680       0.913        55,873
                                                                                2008   1.077       0.680        70,366
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.884       0.993            --
                                                                                2011   0.912       0.884        21,859
                                                                                2010   0.848       0.912        21,838
                                                                                2009   0.601       0.848        28,698
                                                                                2008   1.131       0.601        42,720
                                                                                2007   1.007       1.131       102,727
                                                                                2006   0.994       1.007       125,771
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.075       1.343        20,894
                                                                                2012   0.903       1.075        31,670
                                                                                2011   1.003       0.903        31,119
                                                                                2010   0.881       1.003        65,345
                                                                                2009   0.641       0.881        73,125
                                                                                2008   1.098       0.641        51,946
                                                                                2007   1.051       1.098        78,291
                                                                                2006   0.996       1.051        98,374
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.572       1.515        35,269
                                                                                2012   1.464       1.572        41,367
                                                                                2011   1.473       1.464        42,041
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.480       1.930         8,869
                                                                                2012   1.365       1.480        54,885
                                                                                2011   1.553       1.365        61,717
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.607       1.601       105,243
                                                                                2012   1.467       1.607       103,366
                                                                                2011   1.443       1.467       106,753
                                                                                2010   1.311       1.443       178,038
                                                                                2009   1.073       1.311       180,500
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   1.268       1.670            --
                                                                                2012   1.130       1.268            --
                                                                                2011   1.265       1.130         1,102
                                                                                2010   1.076       1.265         1,105
                                                                                2009   0.857       1.076         1,538
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   1.003       0.985        40,108

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.020       1.003        29,001
                                                                                2011   1.038       1.020        30,614
                                                                                2010   1.057       1.038        33,546
                                                                                2009   1.071       1.057        27,446
                                                                                2008   1.059       1.071        21,460
                                                                                2007   1.026       1.059       100,284
                                                                                2006   1.005       1.026        83,497
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.950       1.277        20,960
                                                                                2012   0.990       0.950        21,169
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2013   1.150       1.342        14,470
                                                                                2012   1.052       1.150        14,363
                                                                                2011   1.048       1.052        14,681
                                                                                2010   0.971       1.048        14,956
                                                                                2009   0.835       0.971        36,117
                                                                                2008   1.095       0.835        21,253
                                                                                2007   1.115       1.095         9,667
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.158       1.443        28,615
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   0.996       1.005            --
                                                                                2005   0.986       0.996         2,843
                                                                                2004   0.993       0.986        29,727
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.329       1.389            --
                                                                                2005   1.290       1.329        60,268
                                                                                2004   1.231       1.290        55,217
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.848       2.010            --
                                                                                2005   1.649       1.848        51,328
                                                                                2004   1.411       1.649        51,797
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.020       1.058            --
                                                                                2006   1.007       1.020        11,563
                                                                                2005   1.007       1.007       118,724
                                                                                2004   0.994       1.007       122,795
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.994       1.117            --
                                                                                2005   1.000       0.994        15,081
                                                                                2004   1.025       1.000        14,456
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.161       1.234            --
                                                                                2005   1.139       1.161        27,647
                                                                                2004   1.109       1.139        27,650
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.311       1.340            --
                                                                                2010   1.225       1.311        20,800
                                                                                2009   1.063       1.225        34,898
                                                                                2008   1.091       1.063        10,384
                                                                                2007   1.079       1.091         4,305
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2013   1.086       1.373           709
                                                                                2012   1.000       1.086           793
                                                                                2011   1.056       1.000           933
                                                                                2010   0.984       1.056           922
                                                                                2009   0.865       0.984        22,442
                                                                                2008   1.305       0.865         1,353
                                                                                2007   1.248       1.305         1,359
                                                                                2006   1.084       1.248         1,396
                                                                                2005   0.986       1.084         1,428
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.246       1.370            --
                                                                                2006   1.063       1.246           690
                                                                                2005   0.978       1.063           725
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.577       2.000            --
                                                                                2005   1.488       1.577        46,500
                                                                                2004   1.281       1.488        48,358
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.456       1.556            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2010   1.281       1.456        94,319
                                                                                 2009   1.043       1.281       104,214
                                                                                 2008   1.618       1.043       174,721
                                                                                 2007   1.571       1.618       249,920
                                                                                 2006   1.374       1.571       277,949
                                                                                 2005   1.320       1.374       278,498
                                                                                 2004   1.211       1.320       316,944
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.741       0.739            --
                                                                                 2008   1.148       0.741        24,093
                                                                                 2007   1.144       1.148           740
                                                                                 2006   1.039       1.144           759
                                                                                 2005   0.996       1.039           750
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.337       1.432            --
                                                                                 2009   0.850       1.337        19,357
                                                                                 2008   1.344       0.850        23,949
                                                                                 2007   1.295       1.344        80,858
                                                                                 2006   1.218       1.295        91,419
                                                                                 2005   1.219       1.218        34,355
                                                                                 2004   1.151       1.219        36,953
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.745       0.712            --
                                                                                 2008   1.259       0.745       179,685
                                                                                 2007   1.218       1.259       179,721
                                                                                 2006   1.083       1.218        95,854
                                                                                 2005   1.003       1.083            --
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.692       0.728            --
                                                                                 2008   1.381       0.692        27,780
                                                                                 2007   1.308       1.381        44,355
                                                                                 2006   1.221       1.308        45,692
                                                                                 2005   1.204       1.221        54,628
                                                                                 2004   1.152       1.204        52,133
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   1.226       1.120            --
                                                                                 2008   2.274       1.226        45,621
                                                                                 2007   2.044       2.274        61,688
                                                                                 2006   1.697       2.044        63,076
                                                                                 2005   1.499       1.697            --
                                                                                 2004   1.288       1.499            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.756       0.778            --
                                                                                 2008   1.248       0.756        30,381
                                                                                 2007   1.174       1.248        30,248
                                                                                 2006   1.163       1.174        29,887
                                                                                 2005   1.094       1.163         1,192
                                                                                 2004   1.028       1.094            --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.168       1.378            --
                                                                                 2006   1.102       1.168        13,880
                                                                                 2005   1.072       1.102            --
                                                                                 2004   1.061       1.072            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   1.083       1.032            --
                                                                                 2008   1.780       1.083        48,013
                                                                                 2007   1.952       1.780        63,726
                                                                                 2006   1.740       1.952        77,871
                                                                                 2005   1.594       1.740        47,391
                                                                                 2004   1.353       1.594        50,819
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.426       1.514            --
                                                                                 2005   1.428       1.426        24,396
                                                                                 2004   1.283       1.428        27,133
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   1.118       1.182            --
                                                                                 2008   1.289       1.118       167,014
                                                                                 2007   1.236       1.289        96,345
                                                                                 2006   1.184       1.236       109,892
                                                                                 2005   1.175       1.184        96,801
                                                                                 2004   1.088       1.175        80,358
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 2007   1.515       1.514            --
                                                                                 2006   1.340       1.515        10,820
                                                                                 2005   1.303       1.340        11,860
                                                                                 2004   1.190       1.303        14,367

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2013   2.905       2.792         8,881
                                                                               2012   2.648       2.905        14,679
                                                                               2011   3.528       2.648        14,489
                                                                               2010   3.105       3.528        16,802
                                                                               2009   1.816       3.105        16,579
                                                                               2008   4.432       1.816        17,082
                                                                               2007   3.167       4.432        42,086
                                                                               2006   2.378       3.167        46,947
                                                                               2005   1.759       2.378        36,145
                                                                               2004   1.508       1.759        30,854
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2013   1.697       2.148        23,875
                                                                               2012   1.570       1.697        35,412
                                                                               2011   1.511       1.570        38,018
                                                                               2010   1.290       1.511        28,258
                                                                               2009   1.152       1.290        35,075
                                                                               2008   1.687       1.152        69,232
                                                                               2007   1.707       1.687       154,357
                                                                               2006   1.423       1.707       160,395
                                                                               2005   1.372       1.423       141,886
                                                                               2004   1.203       1.372       137,696
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.199       1.405       179,191
                                                                               2012   1.090       1.199       179,221
                                                                               2011   1.147       1.090       179,290
                                                                               2010   1.017       1.147       179,402
                                                                               2009   0.780       1.017       179,521
                                                                               2008   1.223       0.780         9,358
                                                                               2007   1.177       1.223        36,786
                                                                               2006   1.063       1.177        36,852
                                                                               2005   0.983       1.063        36,916
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.222       1.396       154,742
                                                                               2012   1.115       1.222       229,620
                                                                               2011   1.159       1.115       230,500
                                                                               2010   1.035       1.159       238,696
                                                                               2009   0.801       1.035       232,341
                                                                               2008   1.184       0.801       197,971
                                                                               2007   1.140       1.184       202,041
                                                                               2006   1.049       1.140       209,284
                                                                               2005   0.992       1.049            --
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.787       2.331         9,563
                                                                               2012   1.641       1.787        28,375
                                                                               2011   1.773       1.641        30,388
                                                                               2010   1.531       1.773        43,003
                                                                               2009   1.244       1.531        48,998
                                                                               2008   1.911       1.244        92,836
                                                                               2007   1.846       1.911       129,769
                                                                               2006   1.673       1.846       132,285
                                                                               2005   1.582       1.673       120,921
                                                                               2004   1.322       1.582       122,363
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2013   2.453       2.448        15,829
                                                                               2012   2.151       2.453        23,516
                                                                               2011   1.994       2.151        23,912
                                                                               2010   1.579       1.994        21,420
                                                                               2009   1.221       1.579        21,948
                                                                               2008   2.016       1.221        29,116
                                                                               2007   2.536       2.016        55,366
                                                                               2006   1.891       2.536        68,541
                                                                               2005   1.675       1.891        38,753
                                                                               2004   1.259       1.675        35,600




       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80%
                                          UNIT      UNIT     NUMBER OF
                                         VALUE      VALUE      UNITS
                                           AT        AT     OUTSTANDING
                                       BEGINNING   END OF       AT
PORTFOLIO NAME                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.337       1.424            --
                                                                                    2006   1.284       1.337       234,091
                                                                                    2005   1.204       1.284         1,955
                                                                                    2004   1.152       1.204            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.550       1.530            --
                                                                                    2007   1.444       1.550        28,124
                                                                                    2006   1.325       1.444        28,289
                                                                                    2005   1.257       1.325         1,829
                                                                                    2004   1.127       1.257            --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.570       1.999       162,196
                                                                                    2012   1.428       1.570       177,424
                                                                                    2011   1.371       1.428       182,826
                                                                                    2010   1.157       1.371       245,469
                                                                                    2009   1.004       1.157       287,531
                                                                                    2008   1.402       1.004       318,438
                                                                                    2007   1.467       1.402       348,129
                                                                                    2006   1.276       1.467       300,256
                                                                                    2005   1.256       1.276        10,496
                                                                                    2004   1.152       1.256            --
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.634       2.217        45,804
                                                                                    2012   1.501       1.634        48,838
                                                                                    2011   1.606       1.501        56,862
                                                                                    2010   1.281       1.606        76,607
                                                                                    2009   0.908       1.281        89,641
                                                                                    2008   1.608       0.908        76,528
                                                                                    2007   1.472       1.608        79,056
                                                                                    2006   1.379       1.472        96,327
                                                                                    2005   1.340       1.379         6,050
                                                                                    2004   1.224       1.340            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.774       2.143       127,026
                                                                                    2012   1.528       1.774       167,384
                                                                                    2011   1.741       1.528       156,213
                                                                                    2010   1.635       1.741       241,331
                                                                                    2009   1.215       1.635       254,431
                                                                                    2008   2.074       1.215       248,667
                                                                                    2007   1.829       2.074       321,873
                                                                                    2006   1.534       1.829       310,295
                                                                                    2005   1.417       1.534         8,460
                                                                                    2004   1.217       1.417            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.561       2.260        81,181
                                                                                    2012   1.342       1.561        83,587
                                                                                    2011   1.337       1.342        96,410
                                                                                    2010   1.092       1.337       104,456
                                                                                    2009   0.828       1.092       108,124
                                                                                    2008   1.420       0.828       130,991
                                                                                    2007   1.476       1.420       260,391
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   1.400       1.818         3,902
                                                                                    2012   1.240       1.400        18,598
                                                                                    2011   1.346       1.240        20,391
                                                                                    2010   1.175       1.346        23,302
                                                                                    2009   0.925       1.175        24,056
                                                                                    2008   1.485       0.925        26,190
                                                                                    2007   1.553       1.485       156,406
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)............ 2013   1.290       1.592         9,834
                                                                                    2012   1.152       1.290         8,660
                                                                                    2011   1.088       1.152        14,519
                                                                                    2010   0.988       1.088         6,235
                                                                                    2009   0.821       0.988        16,839
                                                                                    2008   1.285       0.821        98,121
                                                                                    2007   1.282       1.285       100,326
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)....................................... 2007   1.198       1.254            --
                                                                                    2006   1.035       1.198       202,269
                                                                                    2005   0.976       1.035            --
 LMPVPI Total Return Subaccount (Class II) (6/03).................................. 2007   1.253       1.287            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2006   1.136       1.253        18,264
                                                                                2005   1.124       1.136         6,758
                                                                                2004   1.054       1.124            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.440       1.489            --
                                                                                2006   1.324       1.440       203,748
                                                                                2005   1.229       1.324        13,923
                                                                                2004   1.151       1.229            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2013   1.816       1.950        44,207
                                                                                2012   1.587       1.816        39,746
                                                                                2011   1.579       1.587        45,534
                                                                                2010   1.496       1.579        47,079
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.825       0.783            --
                                                                                2008   1.466       0.825        94,781
                                                                                2007   1.406       1.466       244,979
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.695       1.985        29,439
                                                                                2012   1.479       1.695        30,590
                                                                                2011   1.686       1.479        27,589
                                                                                2010   1.541       1.686        30,720
                                                                                2009   1.193       1.541        41,457
                                                                                2008   2.107       1.193        20,278
                                                                                2007   2.009       2.107           516
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.058       1.145            --
                                                                                2012   1.023       1.058        27,493
                                                                                2011   1.100       1.023        34,193
                                                                                2010   0.911       1.100        76,744
                                                                                2009   0.678       0.911        89,891
                                                                                2008   1.075       0.678       121,130
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.881       0.990            --
                                                                                2011   0.910       0.881       228,179
                                                                                2010   0.847       0.910       288,192
                                                                                2009   0.600       0.847       322,673
                                                                                2008   1.130       0.600       303,219
                                                                                2007   1.007       1.130       345,791
                                                                                2006   0.994       1.007       336,725
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.071       1.338       132,024
                                                                                2012   0.900       1.071       143,147
                                                                                2011   1.001       0.900       146,175
                                                                                2010   0.879       1.001       148,074
                                                                                2009   0.640       0.879       155,491
                                                                                2008   1.097       0.640       142,258
                                                                                2007   1.050       1.097       303,343
                                                                                2006   0.996       1.050       268,291
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.528       1.472       303,311
                                                                                2012   1.424       1.528       453,960
                                                                                2011   1.433       1.424       430,893
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.379       1.798        57,615
                                                                                2012   1.272       1.379        65,622
                                                                                2011   1.448       1.272        66,004
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.599       1.593       131,292
                                                                                2012   1.461       1.599       245,287
                                                                                2011   1.438       1.461       391,601
                                                                                2010   1.307       1.438       286,931
                                                                                2009   1.070       1.307       149,727
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   1.189       1.566        68,840
                                                                                2012   1.061       1.189        69,857
                                                                                2011   1.187       1.061        75,784
                                                                                2010   1.011       1.187        94,699
                                                                                2009   0.805       1.011        96,412
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   0.999       0.982       349,017

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.018       0.999       414,384
                                                                                2011   1.036       1.018       483,466
                                                                                2010   1.055       1.036       678,570
                                                                                2009   1.069       1.055       784,752
                                                                                2008   1.059       1.069       631,296
                                                                                2007   1.026       1.059       490,084
                                                                                2006   1.005       1.026       470,063
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.947       1.272       147,701
                                                                                2012   0.980       0.947       203,067
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2013   1.147       1.337        50,710
                                                                                2012   1.049       1.147        73,043
                                                                                2011   1.045       1.049        62,873
                                                                                2010   0.969       1.045        58,227
                                                                                2009   0.834       0.969        58,157
                                                                                2008   1.094       0.834        27,662
                                                                                2007   1.114       1.094        24,400
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.153       1.436        26,088
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   0.997       1.005            --
                                                                                2005   0.986       0.997        17,086
                                                                                2004   0.994       0.986            --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.244       1.299            --
                                                                                2005   1.207       1.244        26,392
                                                                                2004   1.153       1.207            --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.659       1.804            --
                                                                                2005   1.481       1.659        23,249
                                                                                2004   1.268       1.481            --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.009       1.045            --
                                                                                2006   0.995       1.009        18,690
                                                                                2005   0.996       0.995         8,356
                                                                                2004   0.984       0.996            --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.994       1.115            --
                                                                                2005   1.000       0.994           336
                                                                                2004   1.024       1.000            --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.095       1.162            --
                                                                                2005   1.074       1.095         4,284
                                                                                2004   1.046       1.074            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.309       1.337            --
                                                                                2010   1.224       1.309       207,883
                                                                                2009   1.062       1.224        49,847
                                                                                2008   1.091       1.062        52,355
                                                                                2007   1.079       1.091        17,902
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2013   1.082       1.367        53,572
                                                                                2012   0.996       1.082        95,728
                                                                                2011   1.053       0.996       100,014
                                                                                2010   0.981       1.053       108,327
                                                                                2009   0.863       0.981       233,168
                                                                                2008   1.303       0.863       225,447
                                                                                2007   1.247       1.303       225,978
                                                                                2006   1.084       1.247       108,993
                                                                                2005   0.986       1.084        36,305
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.245       1.368            --
                                                                                2006   1.063       1.245         1,540
                                                                                2005   0.978       1.063            --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.469       1.863            --
                                                                                2005   1.387       1.469            --
                                                                                2004   1.195       1.387            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.358       1.452            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2010   1.195       1.358        82,194
                                                                                 2009   0.974       1.195       102,006
                                                                                 2008   1.511       0.974       101,742
                                                                                 2007   1.468       1.511       135,885
                                                                                 2006   1.285       1.468        29,543
                                                                                 2005   1.235       1.285         2,974
                                                                                 2004   1.133       1.235            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.740       0.737            --
                                                                                 2008   1.146       0.740       115,250
                                                                                 2007   1.143       1.146       123,198
                                                                                 2006   1.039       1.143       128,463
                                                                                 2005   0.996       1.039        16,646
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.254       1.343            --
                                                                                 2009   0.798       1.254        28,977
                                                                                 2008   1.262       0.798        14,471
                                                                                 2007   1.217       1.262        31,380
                                                                                 2006   1.145       1.217        48,781
                                                                                 2005   1.146       1.145        22,845
                                                                                 2004   1.083       1.146            --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.743       0.711            --
                                                                                 2008   1.257       0.743       199,365
                                                                                 2007   1.217       1.257       282,159
                                                                                 2006   1.083       1.217       300,634
                                                                                 2005   1.003       1.083        53,246
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.652       0.685            --
                                                                                 2008   1.301       0.652        43,672
                                                                                 2007   1.233       1.301       202,289
                                                                                 2006   1.152       1.233       202,744
                                                                                 2005   1.136       1.152            --
                                                                                 2004   1.088       1.136            --
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   1.139       1.040            --
                                                                                 2008   2.114       1.139        29,087
                                                                                 2007   1.901       2.114        84,997
                                                                                 2006   1.579       1.901        85,443
                                                                                 2005   1.396       1.579         2,956
                                                                                 2004   1.200       1.396            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.754       0.776            --
                                                                                 2008   1.245       0.754        51,378
                                                                                 2007   1.173       1.245        53,877
                                                                                 2006   1.162       1.173        47,899
                                                                                 2005   1.093       1.162         9,497
                                                                                 2004   1.028       1.093            --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.166       1.376            --
                                                                                 2006   1.101       1.166        17,599
                                                                                 2005   1.072       1.101        15,215
                                                                                 2004   1.061       1.072            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   0.966       0.921            --
                                                                                 2008   1.589       0.966       180,059
                                                                                 2007   1.743       1.589       158,177
                                                                                 2006   1.555       1.743       163,412
                                                                                 2005   1.425       1.555        31,310
                                                                                 2004   1.210       1.425            --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.304       1.384            --
                                                                                 2005   1.307       1.304            --
                                                                                 2004   1.175       1.307            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   1.073       1.134            --
                                                                                 2008   1.237       1.073       156,467
                                                                                 2007   1.187       1.237       117,535
                                                                                 2006   1.138       1.187        87,342
                                                                                 2005   1.130       1.138        26,269
                                                                                 2004   1.046       1.130            --
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 2007   1.425       1.424            --
                                                                                 2006   1.261       1.425        93,398
                                                                                 2005   1.227       1.261        43,710
                                                                                 2004   1.121       1.227            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2013   2.638       2.534        34,135
                                                                               2012   2.405       2.638        33,985
                                                                               2011   3.206       2.405        34,286
                                                                               2010   2.823       3.206        38,813
                                                                               2009   1.652       2.823        47,958
                                                                               2008   4.034       1.652        48,134
                                                                               2007   2.884       4.034        58,009
                                                                               2006   2.167       2.884        33,649
                                                                               2005   1.603       2.167        11,279
                                                                               2004   1.375       1.603            --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2013   1.563       1.978        29,934
                                                                               2012   1.447       1.563        52,081
                                                                               2011   1.393       1.447        59,172
                                                                               2010   1.190       1.393        59,089
                                                                               2009   1.064       1.190        59,703
                                                                               2008   1.558       1.064        38,810
                                                                               2007   1.578       1.558        59,449
                                                                               2006   1.315       1.578        28,582
                                                                               2005   1.269       1.315        15,684
                                                                               2004   1.114       1.269            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.194       1.399       547,893
                                                                               2012   1.087       1.194       630,950
                                                                               2011   1.144       1.087       651,752
                                                                               2010   1.015       1.144       654,301
                                                                               2009   0.779       1.015       804,301
                                                                               2008   1.222       0.779       770,847
                                                                               2007   1.176       1.222       856,805
                                                                               2006   1.063       1.176       922,490
                                                                               2005   0.983       1.063       195,270
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.217       1.390     1,433,982
                                                                               2012   1.111       1.217     1,367,337
                                                                               2011   1.155       1.111     1,593,132
                                                                               2010   1.032       1.155     1,815,354
                                                                               2009   0.800       1.032     2,037,841
                                                                               2008   1.182       0.800     2,021,598
                                                                               2007   1.139       1.182     2,233,778
                                                                               2006   1.048       1.139     1,302,076
                                                                               2005   0.992       1.048       236,206
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.618       2.110        17,939
                                                                               2012   1.487       1.618        25,950
                                                                               2011   1.608       1.487        27,400
                                                                               2010   1.389       1.608        32,235
                                                                               2009   1.129       1.389        27,328
                                                                               2008   1.735       1.129        76,568
                                                                               2007   1.677       1.735        43,555
                                                                               2006   1.521       1.677        33,190
                                                                               2005   1.438       1.521        16,241
                                                                               2004   1.203       1.438            --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2013   2.353       2.346        23,963
                                                                               2012   2.064       2.353        21,666
                                                                               2011   1.914       2.064        27,884
                                                                               2010   1.516       1.914        29,613
                                                                               2009   1.174       1.516        27,792
                                                                               2008   1.938       1.174        42,970
                                                                               2007   2.440       1.938        58,093
                                                                               2006   1.820       2.440        17,966
                                                                               2005   1.613       1.820        11,105
                                                                               2004   1.213       1.613            --




       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90%
                                          UNIT      UNIT     NUMBER OF
                                         VALUE      VALUE      UNITS
                                           AT        AT     OUTSTANDING
                                       BEGINNING   END OF       AT
PORTFOLIO NAME                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.414       1.506            --
                                                                                    2006   1.359       1.414       327,497
                                                                                    2005   1.275       1.359       361,520
                                                                                    2004   1.222       1.275       282,277
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.700       1.678            --
                                                                                    2007   1.586       1.700       164,740
                                                                                    2006   1.456       1.586       186,705
                                                                                    2005   1.383       1.456       230,169
                                                                                    2004   1.241       1.383       203,216
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.638       2.085       423,811
                                                                                    2012   1.491       1.638       553,736
                                                                                    2011   1.434       1.491       718,598
                                                                                    2010   1.211       1.434       756,580
                                                                                    2009   1.052       1.211       824,397
                                                                                    2008   1.471       1.052       978,618
                                                                                    2007   1.541       1.471     1,070,892
                                                                                    2006   1.341       1.541     1,145,616
                                                                                    2005   1.321       1.341     1,064,298
                                                                                    2004   1.213       1.321       785,302
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.762       2.389       225,615
                                                                                    2012   1.620       1.762       272,336
                                                                                    2011   1.735       1.620       284,890
                                                                                    2010   1.386       1.735       376,756
                                                                                    2009   0.984       1.386       416,354
                                                                                    2008   1.743       0.984       316,065
                                                                                    2007   1.598       1.743       349,576
                                                                                    2006   1.498       1.598       351,383
                                                                                    2005   1.457       1.498       361,523
                                                                                    2004   1.332       1.457       306,613
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.928       2.326       519,935
                                                                                    2012   1.662       1.928       561,321
                                                                                    2011   1.895       1.662       743,191
                                                                                    2010   1.782       1.895       771,223
                                                                                    2009   1.325       1.782       611,549
                                                                                    2008   2.266       1.325       683,896
                                                                                    2007   2.000       2.266       750,294
                                                                                    2006   1.678       2.000       719,754
                                                                                    2005   1.553       1.678       597,349
                                                                                    2004   1.335       1.553       446,903
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.686       2.437       138,177
                                                                                    2012   1.450       1.686       167,592
                                                                                    2011   1.447       1.450       290,200
                                                                                    2010   1.183       1.447       318,358
                                                                                    2009   0.898       1.183       567,575
                                                                                    2008   1.540       0.898       568,326
                                                                                    2007   1.603       1.540       638,874
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   1.532       1.986        24,248
                                                                                    2012   1.358       1.532        24,566
                                                                                    2011   1.475       1.358        37,918
                                                                                    2010   1.289       1.475        24,528
                                                                                    2009   1.016       1.289        77,694
                                                                                    2008   1.633       1.016        84,840
                                                                                    2007   1.708       1.633       102,357
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)............ 2013   1.348       1.663        82,284
                                                                                    2012   1.205       1.348       114,878
                                                                                    2011   1.140       1.205       119,021
                                                                                    2010   1.036       1.140        98,536
                                                                                    2009   0.861       1.036       106,270
                                                                                    2008   1.350       0.861       140,490
                                                                                    2007   1.348       1.350       167,355
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)....................................... 2007   1.196       1.252            --
                                                                                    2006   1.034       1.196       104,615
                                                                                    2005   0.976       1.034            --
 LMPVPI Total Return Subaccount (Class II) (6/03).................................. 2007   1.317       1.353            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2006   1.196       1.317       180,745
                                                                                2005   1.184       1.196       148,382
                                                                                2004   1.112       1.184       251,830
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.564       1.617            --
                                                                                2006   1.440       1.564       666,433
                                                                                2005   1.338       1.440       538,778
                                                                                2004   1.254       1.338       502,512
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2013   1.799       1.930       441,221
                                                                                2012   1.573       1.799       651,101
                                                                                2011   1.567       1.573       682,473
                                                                                2010   1.486       1.567     1,050,209
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.870       0.826            --
                                                                                2008   1.549       0.870       293,601
                                                                                2007   1.487       1.549       319,553
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.832       2.144       222,708
                                                                                2012   1.600       1.832       241,788
                                                                                2011   1.826       1.600       282,332
                                                                                2010   1.671       1.826       283,229
                                                                                2009   1.294       1.671       291,236
                                                                                2008   2.289       1.294       351,642
                                                                                2007   2.184       2.289        13,979
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.050       1.136            --
                                                                                2012   1.016       1.050       401,086
                                                                                2011   1.093       1.016       442,557
                                                                                2010   0.907       1.093       705,602
                                                                                2009   0.676       0.907       708,664
                                                                                2008   1.072       0.676       773,187
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.876       0.984            --
                                                                                2011   0.905       0.876       385,994
                                                                                2010   0.843       0.905       409,823
                                                                                2009   0.598       0.843       417,458
                                                                                2008   1.128       0.598       480,193
                                                                                2007   1.006       1.128       486,031
                                                                                2006   0.994       1.006       542,294
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.064       1.328       193,455
                                                                                2012   0.895       1.064       205,348
                                                                                2011   0.996       0.895       298,125
                                                                                2010   0.876       0.996       389,922
                                                                                2009   0.639       0.876       444,525
                                                                                2008   1.095       0.639       460,256
                                                                                2007   1.050       1.095       540,380
                                                                                2006   0.996       1.050       564,307
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.550       1.491       985,812
                                                                                2012   1.446       1.550     1,255,619
                                                                                2011   1.455       1.446     1,493,523
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.459       1.900       430,051
                                                                                2012   1.347       1.459       449,552
                                                                                2011   1.535       1.347       508,263
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.584       1.576       984,336
                                                                                2012   1.449       1.584     1,047,284
                                                                                2011   1.427       1.449     1,145,450
                                                                                2010   1.298       1.427     1,149,453
                                                                                2009   1.064       1.298     1,372,955
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   1.250       1.644       157,112
                                                                                2012   1.116       1.250       172,166
                                                                                2011   1.251       1.116       225,571
                                                                                2010   1.066       1.251       300,125
                                                                                2009   0.849       1.066       375,109
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   0.988       0.970       915,161

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.007       0.988     1,028,030
                                                                                2011   1.027       1.007     1,353,079
                                                                                2010   1.046       1.027     1,614,808
                                                                                2009   1.062       1.046     2,112,368
                                                                                2008   1.052       1.062     2,195,577
                                                                                2007   1.021       1.052     2,971,678
                                                                                2006   1.000       1.021       615,879
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.941       1.262       275,015
                                                                                2012   0.980       0.941       358,234
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2013   1.139       1.327       188,482
                                                                                2012   1.043       1.139       210,762
                                                                                2011   1.041       1.043       283,598
                                                                                2010   0.966       1.041       395,524
                                                                                2009   0.832       0.966       471,387
                                                                                2008   1.092       0.832       325,782
                                                                                2007   1.113       1.092       379,953
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.144       1.424       369,840
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   0.993       1.000            --
                                                                                2005   0.983       0.993       972,281
                                                                                2004   0.992       0.983       952,069
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.324       1.383            --
                                                                                2005   1.287       1.324       387,799
                                                                                2004   1.230       1.287       306,622
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.841       2.002            --
                                                                                2005   1.645       1.841       280,567
                                                                                2004   1.410       1.645       202,052
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.015       1.050            --
                                                                                2006   1.003       1.015     1,592,557
                                                                                2005   1.004       1.003     1,712,551
                                                                                2004   0.993       1.004     1,096,034
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.992       1.112            --
                                                                                2005   0.999       0.992        85,470
                                                                                2004   1.024       0.999        75,857
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.157       1.227            --
                                                                                2005   1.137       1.157       932,722
                                                                                2004   1.108       1.137       544,931
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.305       1.333            --
                                                                                2010   1.221       1.305     1,053,803
                                                                                2009   1.061       1.221     1,187,568
                                                                                2008   1.091       1.061     1,576,090
                                                                                2007   1.079       1.091     1,565,840
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2013   1.074       1.355       363,544
                                                                                2012   0.990       1.074       466,107
                                                                                2011   1.047       0.990       501,939
                                                                                2010   0.977       1.047       522,259
                                                                                2009   0.860       0.977       679,881
                                                                                2008   1.299       0.860       664,992
                                                                                2007   1.245       1.299       733,448
                                                                                2006   1.083       1.245       494,856
                                                                                2005   0.986       1.083        94,811
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.243       1.364            --
                                                                                2006   1.062       1.243        22,701
                                                                                2005   0.978       1.062         2,020
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.571       1.990            --
                                                                                2005   1.485       1.571         4,135
                                                                                2004   1.280       1.485            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.440       1.538            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2010   1.268       1.440       604,327
                                                                                 2009   1.035       1.268       710,132
                                                                                 2008   1.606       1.035       853,371
                                                                                 2007   1.563       1.606     1,097,326
                                                                                 2006   1.369       1.563       802,207
                                                                                 2005   1.317       1.369       843,294
                                                                                 2004   1.210       1.317       580,540
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.737       0.734            --
                                                                                 2008   1.143       0.737       336,847
                                                                                 2007   1.141       1.143       551,469
                                                                                 2006   1.038       1.141       403,249
                                                                                 2005   0.996       1.038       197,578
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.323       1.417            --
                                                                                 2009   0.843       1.323       728,296
                                                                                 2008   1.335       0.843       575,298
                                                                                 2007   1.288       1.335       891,816
                                                                                 2006   1.213       1.288     1,120,451
                                                                                 2005   1.216       1.213     1,842,181
                                                                                 2004   1.150       1.216     3,105,686
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.741       0.708            --
                                                                                 2008   1.254       0.741        49,681
                                                                                 2007   1.215       1.254       206,426
                                                                                 2006   1.082       1.215       205,926
                                                                                 2005   1.003       1.082         5,110
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.686       0.721            --
                                                                                 2008   1.371       0.686       188,327
                                                                                 2007   1.301       1.371       135,467
                                                                                 2006   1.216       1.301       146,684
                                                                                 2005   1.201       1.216       128,424
                                                                                 2004   1.151       1.201       162,070
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   1.216       1.110            --
                                                                                 2008   2.258       1.216       168,499
                                                                                 2007   2.033       2.258       198,016
                                                                                 2006   1.690       2.033       219,305
                                                                                 2005   1.495       1.690        80,209
                                                                                 2004   1.287       1.495        35,270
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.751       0.772            --
                                                                                 2008   1.241       0.751       429,533
                                                                                 2007   1.170       1.241       454,023
                                                                                 2006   1.160       1.170       622,217
                                                                                 2005   1.092       1.160       463,167
                                                                                 2004   1.028       1.092       336,722
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.163       1.371            --
                                                                                 2006   1.099       1.163       199,644
                                                                                 2005   1.071       1.099       136,830
                                                                                 2004   1.061       1.071       106,006
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   1.073       1.023            --
                                                                                 2008   1.768       1.073       262,734
                                                                                 2007   1.941       1.768       471,484
                                                                                 2006   1.733       1.941       417,892
                                                                                 2005   1.590       1.733       291,971
                                                                                 2004   1.352       1.590       215,148
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.421       1.507            --
                                                                                 2005   1.424       1.421        85,470
                                                                                 2004   1.282       1.424        69,632
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   1.109       1.172            --
                                                                                 2008   1.280       1.109       951,420
                                                                                 2007   1.229       1.280     1,028,154
                                                                                 2006   1.179       1.229     1,042,509
                                                                                 2005   1.172       1.179     1,063,125
                                                                                 2004   1.087       1.172       860,397
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 2007   1.507       1.504            --
                                                                                 2006   1.335       1.507       432,967
                                                                                 2005   1.299       1.335       396,941
                                                                                 2004   1.189       1.299       268,732

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2013   2.863       2.748       191,675
                                                                               2012   2.614       2.863       198,739
                                                                               2011   3.488       2.614       191,269
                                                                               2010   3.075       3.488       243,922
                                                                               2009   1.801       3.075       267,340
                                                                               2008   4.402       1.801       345,283
                                                                               2007   3.149       4.402       438,934
                                                                               2006   2.369       3.149       414,667
                                                                               2005   1.754       2.369       276,538
                                                                               2004   1.507       1.754       179,124
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2013   1.672       2.114       375,348
                                                                               2012   1.550       1.672       469,710
                                                                               2011   1.494       1.550       660,307
                                                                               2010   1.277       1.494       700,827
                                                                               2009   1.143       1.277       742,961
                                                                               2008   1.675       1.143       893,558
                                                                               2007   1.698       1.675       971,957
                                                                               2006   1.417       1.698     1,067,144
                                                                               2005   1.369       1.417     1,008,460
                                                                               2004   1.202       1.369       838,307
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.185       1.386     1,497,849
                                                                               2012   1.079       1.185     1,564,586
                                                                               2011   1.137       1.079     1,690,790
                                                                               2010   1.010       1.137     2,305,243
                                                                               2009   0.776       1.010     2,370,228
                                                                               2008   1.218       0.776     2,468,934
                                                                               2007   1.174       1.218     2,094,299
                                                                               2006   1.062       1.174     1,633,294
                                                                               2005   0.983       1.062       103,266
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.208       1.378     1,256,519
                                                                               2012   1.103       1.208     1,601,034
                                                                               2011   1.149       1.103     2,259,111
                                                                               2010   1.028       1.149     2,211,343
                                                                               2009   0.797       1.028     2,250,870
                                                                               2008   1.179       0.797     2,664,654
                                                                               2007   1.137       1.179     2,421,606
                                                                               2006   1.047       1.137     2,309,838
                                                                               2005   0.992       1.047       848,643
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.761       2.294       196,829
                                                                               2012   1.620       1.761       222,836
                                                                               2011   1.753       1.620       273,080
                                                                               2010   1.516       1.753       327,642
                                                                               2009   1.233       1.516       349,051
                                                                               2008   1.897       1.233       471,036
                                                                               2007   1.836       1.897       726,840
                                                                               2006   1.666       1.836       840,461
                                                                               2005   1.578       1.666       791,734
                                                                               2004   1.321       1.578       630,601
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2013   2.418       2.409       155,811
                                                                               2012   2.123       2.418       203,467
                                                                               2011   1.972       2.123       226,686
                                                                               2010   1.563       1.972       239,153
                                                                               2009   1.211       1.563       239,532
                                                                               2008   2.002       1.211       312,925
                                                                               2007   2.523       2.002       370,138
                                                                               2006   1.884       2.523       388,472
                                                                               2005   1.671       1.884       320,451
                                                                               2004   1.258       1.671       192,854




       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95%
                                          UNIT      UNIT     NUMBER OF
                                         VALUE      VALUE      UNITS
                                           AT        AT     OUTSTANDING
                                       BEGINNING   END OF       AT
PORTFOLIO NAME                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.411       1.502            --
                                                                                    2006   1.357       1.411     2,055,041
                                                                                    2005   1.274       1.357     2,224,026
                                                                                    2004   1.222       1.274     1,379,043
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.696       1.674            --
                                                                                    2007   1.583       1.696       516,627
                                                                                    2006   1.454       1.583       628,478
                                                                                    2005   1.382       1.454       691,370
                                                                                    2004   1.241       1.382       698,870
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.630       2.073     2,165,360
                                                                                    2012   1.485       1.630     1,367,990
                                                                                    2011   1.428       1.485     1,685,048
                                                                                    2010   1.207       1.428     2,002,862
                                                                                    2009   1.049       1.207     2,180,341
                                                                                    2008   1.467       1.049     2,524,197
                                                                                    2007   1.538       1.467     3,244,636
                                                                                    2006   1.339       1.538     3,888,300
                                                                                    2005   1.320       1.339     4,156,560
                                                                                    2004   1.213       1.320     3,040,138
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.753       2.376       786,674
                                                                                    2012   1.613       1.753       950,102
                                                                                    2011   1.728       1.613     1,162,653
                                                                                    2010   1.381       1.728     1,281,787
                                                                                    2009   0.981       1.381     1,537,321
                                                                                    2008   1.739       0.981     1,275,524
                                                                                    2007   1.594       1.739     1,477,143
                                                                                    2006   1.496       1.594     1,720,773
                                                                                    2005   1.455       1.496     1,750,655
                                                                                    2004   1.331       1.455     1,217,084
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.918       2.314     1,334,077
                                                                                    2012   1.655       1.918     1,686,139
                                                                                    2011   1.888       1.655     1,916,960
                                                                                    2010   1.776       1.888     2,137,164
                                                                                    2009   1.321       1.776     2,311,954
                                                                                    2008   2.260       1.321     2,701,843
                                                                                    2007   1.996       2.260     3,144,559
                                                                                    2006   1.676       1.996     3,558,027
                                                                                    2005   1.551       1.676     3,434,860
                                                                                    2004   1.334       1.551     1,581,727
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.677       2.424       721,027
                                                                                    2012   1.444       1.677       985,317
                                                                                    2011   1.441       1.444     1,194,931
                                                                                    2010   1.178       1.441     1,358,390
                                                                                    2009   0.895       1.178     1,432,095
                                                                                    2008   1.537       0.895     1,571,031
                                                                                    2007   1.599       1.537     1,821,312
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   1.524       1.976       673,522
                                                                                    2012   1.352       1.524       901,294
                                                                                    2011   1.470       1.352     1,190,370
                                                                                    2010   1.285       1.470     1,288,932
                                                                                    2009   1.013       1.285     1,386,700
                                                                                    2008   1.629       1.013     1,575,642
                                                                                    2007   1.705       1.629     1,681,030
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)............ 2013   1.342       1.654       371,280
                                                                                    2012   1.200       1.342       468,141
                                                                                    2011   1.136       1.200       416,216
                                                                                    2010   1.033       1.136       443,997
                                                                                    2009   0.859       1.033       474,248
                                                                                    2008   1.346       0.859       730,036
                                                                                    2007   1.345       1.346       736,320
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)....................................... 2007   1.194       1.250            --
                                                                                    2006   1.033       1.194        14,421
                                                                                    2005   0.976       1.033            --
 LMPVPI Total Return Subaccount (Class II) (6/03).................................. 2007   1.315       1.351            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2006   1.194       1.315        769,299
                                                                                2005   1.183       1.194        787,225
                                                                                2004   1.112       1.183        680,110
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.561       1.614             --
                                                                                2006   1.438       1.561      2,068,612
                                                                                2005   1.337       1.438      2,138,908
                                                                                2004   1.253       1.337      1,614,907
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2013   1.790       1.920      2,014,223
                                                                                2012   1.567       1.790      2,609,942
                                                                                2011   1.561       1.567      2,728,963
                                                                                2010   1.481       1.561      3,271,656
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.868       0.824             --
                                                                                2008   1.545       0.868      1,573,174
                                                                                2007   1.484       1.545      1,606,366
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.823       2.132      1,172,017
                                                                                2012   1.593       1.823      1,453,642
                                                                                2011   1.819       1.593      1,712,926
                                                                                2010   1.665       1.819      1,992,980
                                                                                2009   1.291       1.665      2,268,150
                                                                                2008   2.283       1.291      2,530,223
                                                                                2007   2.179       2.283        453,602
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.046       1.132             --
                                                                                2012   1.013       1.046      1,510,570
                                                                                2011   1.090       1.013      1,694,566
                                                                                2010   0.905       1.090      1,901,482
                                                                                2009   0.675       0.905      1,947,311
                                                                                2008   1.071       0.675      2,449,277
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.874       0.981             --
                                                                                2011   0.903       0.874      1,363,527
                                                                                2010   0.842       0.903      1,957,938
                                                                                2009   0.597       0.842      2,213,566
                                                                                2008   1.127       0.597      2,130,410
                                                                                2007   1.006       1.127      1,908,606
                                                                                2006   0.994       1.006      1,742,400
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.061       1.322      1,108,640
                                                                                2012   0.893       1.061      1,317,995
                                                                                2011   0.994       0.893      1,664,735
                                                                                2010   0.874       0.994      2,059,785
                                                                                2009   0.638       0.874      2,448,440
                                                                                2008   1.094       0.638      2,729,469
                                                                                2007   1.049       1.094      3,340,173
                                                                                2006   0.996       1.049      4,187,441
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.542       1.483      7,745,514
                                                                                2012   1.439       1.542      9,914,970
                                                                                2011   1.449       1.439     11,964,581
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.452       1.890      1,298,910
                                                                                2012   1.341       1.452      1,799,442
                                                                                2011   1.528       1.341      2,394,654
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.576       1.568      3,060,570
                                                                                2012   1.442       1.576      7,802,658
                                                                                2011   1.422       1.442      8,390,112
                                                                                2010   1.294       1.422      9,699,285
                                                                                2009   1.060       1.294      6,183,121
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   1.244       1.635        671,869
                                                                                2012   1.111       1.244        954,677
                                                                                2011   1.246       1.111      1,124,054
                                                                                2010   1.062       1.246      1,198,533
                                                                                2009   0.847       1.062      1,405,135
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   0.983       0.964      8,587,314

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.003       0.983     10,420,766
                                                                                2011   1.023       1.003     11,956,896
                                                                                2010   1.043       1.023     13,426,853
                                                                                2009   1.059       1.043     14,243,930
                                                                                2008   1.050       1.059     18,801,252
                                                                                2007   1.019       1.050     12,184,273
                                                                                2006   0.999       1.019     10,459,881
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.937       1.257        755,197
                                                                                2012   0.980       0.937      1,068,502
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2013   1.135       1.321        733,193
                                                                                2012   1.040       1.135        873,486
                                                                                2011   1.038       1.040        924,971
                                                                                2010   0.964       1.038      1,546,348
                                                                                2009   0.831       0.964      1,644,787
                                                                                2008   1.091       0.831      1,612,912
                                                                                2007   1.113       1.091      1,570,181
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.140       1.418      1,172,123
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   0.991       0.999             --
                                                                                2005   0.982       0.991      7,226,300
                                                                                2004   0.992       0.982      4,485,077
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.322       1.380             --
                                                                                2005   1.286       1.322      1,244,186
                                                                                2004   1.230       1.286      1,128,190
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.838       1.998             --
                                                                                2005   1.643       1.838      2,125,078
                                                                                2004   1.409       1.643      1,441,373
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.013       1.048             --
                                                                                2006   1.001       1.013      3,525,132
                                                                                2005   1.003       1.001      3,084,313
                                                                                2004   0.993       1.003      2,367,795
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.991       1.111             --
                                                                                2005   0.998       0.991        440,887
                                                                                2004   1.024       0.998        389,201
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.155       1.225             --
                                                                                2005   1.135       1.155      1,323,683
                                                                                2004   1.107       1.135        656,659
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.303       1.330             --
                                                                                2010   1.220       1.303      3,289,317
                                                                                2009   1.060       1.220      3,142,616
                                                                                2008   1.091       1.060      3,900,533
                                                                                2007   1.079       1.091      3,647,522
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2013   1.069       1.349        775,817
                                                                                2012   0.986       1.069        915,418
                                                                                2011   1.044       0.986      1,046,935
                                                                                2010   0.974       1.044      1,138,423
                                                                                2009   0.858       0.974      1,187,053
                                                                                2008   1.297       0.858      1,181,606
                                                                                2007   1.244       1.297      1,223,178
                                                                                2006   1.082       1.244      1,041,633
                                                                                2005   0.986       1.082        335,006
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.242       1.363             --
                                                                                2006   1.062       1.242         43,306
                                                                                2005   0.978       1.062          1,125
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.568       1.986             --
                                                                                2005   1.483       1.568        119,916
                                                                                2004   1.280       1.483        110,510
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.434       1.532             --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2010   1.264       1.434     2,992,877
                                                                                 2009   1.031       1.264     3,333,577
                                                                                 2008   1.603       1.031     3,827,404
                                                                                 2007   1.560       1.603     4,356,910
                                                                                 2006   1.367       1.560     3,604,902
                                                                                 2005   1.316       1.367     3,943,636
                                                                                 2004   1.209       1.316     2,893,099
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.735       0.733            --
                                                                                 2008   1.141       0.735       240,180
                                                                                 2007   1.140       1.141       260,950
                                                                                 2006   1.037       1.140       215,794
                                                                                 2005   0.996       1.037       109,870
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.319       1.412            --
                                                                                 2009   0.840       1.319     7,062,089
                                                                                 2008   1.332       0.840     7,511,390
                                                                                 2007   1.286       1.332     3,514,493
                                                                                 2006   1.211       1.286     4,114,555
                                                                                 2005   1.215       1.211     4,455,980
                                                                                 2004   1.149       1.215     7,923,791
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.739       0.706            --
                                                                                 2008   1.252       0.739       404,216
                                                                                 2007   1.214       1.252       456,258
                                                                                 2006   1.081       1.214       368,555
                                                                                 2005   1.003       1.081       124,656
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.684       0.719            --
                                                                                 2008   1.368       0.684       651,858
                                                                                 2007   1.299       1.368       731,570
                                                                                 2006   1.215       1.299       743,218
                                                                                 2005   1.200       1.215       763,692
                                                                                 2004   1.151       1.200       678,155
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   1.212       1.106            --
                                                                                 2008   2.253       1.212       552,689
                                                                                 2007   2.029       2.253       800,132
                                                                                 2006   1.687       2.029       765,166
                                                                                 2005   1.494       1.687       502,252
                                                                                 2004   1.286       1.494       393,706
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.749       0.770            --
                                                                                 2008   1.238       0.749     1,202,205
                                                                                 2007   1.168       1.238     1,342,029
                                                                                 2006   1.159       1.168     1,492,361
                                                                                 2005   1.092       1.159     1,473,770
                                                                                 2004   1.028       1.092       966,349
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.161       1.368            --
                                                                                 2006   1.098       1.161       596,075
                                                                                 2005   1.070       1.098       687,465
                                                                                 2004   1.061       1.070       467,677
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   1.070       1.020            --
                                                                                 2008   1.763       1.070       966,291
                                                                                 2007   1.938       1.763     1,117,607
                                                                                 2006   1.731       1.938     1,368,416
                                                                                 2005   1.588       1.731     1,250,254
                                                                                 2004   1.351       1.588       970,897
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.419       1.504            --
                                                                                 2005   1.423       1.419       304,772
                                                                                 2004   1.282       1.423       333,659
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   1.106       1.168            --
                                                                                 2008   1.277       1.106     4,536,704
                                                                                 2007   1.227       1.277     4,848,067
                                                                                 2006   1.177       1.227     5,869,920
                                                                                 2005   1.171       1.177     6,248,331
                                                                                 2004   1.086       1.171     3,580,133
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 2007   1.504       1.500            --
                                                                                 2006   1.333       1.504     2,514,567
                                                                                 2005   1.298       1.333     2,587,296
                                                                                 2004   1.188       1.298     1,509,937

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2013   2.849       2.733       479,658
                                                                               2012   2.602       2.849       578,060
                                                                               2011   3.474       2.602       652,124
                                                                               2010   3.064       3.474       841,582
                                                                               2009   1.795       3.064       986,020
                                                                               2008   4.391       1.795       867,488
                                                                               2007   3.143       4.391     1,101,635
                                                                               2006   2.365       3.143     1,460,549
                                                                               2005   1.753       2.365     1,544,086
                                                                               2004   1.506       1.753       907,499
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2013   1.664       2.103       682,862
                                                                               2012   1.543       1.664     1,123,160
                                                                               2011   1.488       1.543     1,412,201
                                                                               2010   1.272       1.488     1,631,634
                                                                               2009   1.139       1.272     1,781,568
                                                                               2008   1.671       1.139     2,018,222
                                                                               2007   1.695       1.671     2,493,912
                                                                               2006   1.415       1.695     2,760,344
                                                                               2005   1.367       1.415     2,814,100
                                                                               2004   1.202       1.367     2,297,805
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.180       1.380     1,344,754
                                                                               2012   1.076       1.180     1,614,915
                                                                               2011   1.134       1.076     1,647,681
                                                                               2010   1.008       1.134     1,905,892
                                                                               2009   0.774       1.008     2,164,920
                                                                               2008   1.217       0.774     1,868,392
                                                                               2007   1.173       1.217     4,845,071
                                                                               2006   1.062       1.173     1,470,890
                                                                               2005   0.983       1.062       679,471
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.203       1.372     3,336,768
                                                                               2012   1.100       1.203     4,077,886
                                                                               2011   1.145       1.100     4,476,623
                                                                               2010   1.025       1.145     4,423,472
                                                                               2009   0.795       1.025     5,477,304
                                                                               2008   1.177       0.795     4,200,524
                                                                               2007   1.136       1.177     6,554,339
                                                                               2006   1.047       1.136     3,105,213
                                                                               2005   0.992       1.047     1,142,980
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.752       2.281       707,985
                                                                               2012   1.613       1.752     1,036,482
                                                                               2011   1.746       1.613     1,149,552
                                                                               2010   1.510       1.746     1,276,191
                                                                               2009   1.230       1.510     1,415,860
                                                                               2008   1.893       1.230     1,634,447
                                                                               2007   1.832       1.893     1,999,819
                                                                               2006   1.664       1.832     2,231,698
                                                                               2005   1.576       1.664     2,408,539
                                                                               2004   1.320       1.576     1,843,760
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2013   2.406       2.396       444,907
                                                                               2012   2.114       2.406       562,826
                                                                               2011   1.964       2.114       868,741
                                                                               2010   1.558       1.964       994,346
                                                                               2009   1.208       1.558     1,105,654
                                                                               2008   1.997       1.208     1,143,449
                                                                               2007   2.518       1.997     1,374,436
                                                                               2006   1.881       2.518     1,749,298
                                                                               2005   1.670       1.881     1,657,334
                                                                               2004   1.258       1.670     1,312,633




       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00%
                                          UNIT      UNIT     NUMBER OF
                                         VALUE      VALUE      UNITS
                                           AT        AT     OUTSTANDING
                                       BEGINNING   END OF       AT
PORTFOLIO NAME                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.328       1.413            --
                                                                                    2006   1.277       1.328       130,619
                                                                                    2005   1.200       1.277            --
                                                                                    2004   1.151       1.200            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.536       1.516            --
                                                                                    2007   1.434       1.536            --
                                                                                    2006   1.318       1.434            --
                                                                                    2005   1.253       1.318            --
                                                                                    2004   1.126       1.253            --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.540       1.958            --
                                                                                    2012   1.403       1.540            --
                                                                                    2011   1.351       1.403            --
                                                                                    2010   1.142       1.351            --
                                                                                    2009   0.993       1.142            --
                                                                                    2008   1.390       0.993            --
                                                                                    2007   1.457       1.390       123,477
                                                                                    2006   1.269       1.457       123,477
                                                                                    2005   1.252       1.269            --
                                                                                    2004   1.151       1.252            --
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.603       2.171            --
                                                                                    2012   1.475       1.603            --
                                                                                    2011   1.582       1.475            --
                                                                                    2010   1.264       1.582            --
                                                                                    2009   0.898       1.264            --
                                                                                    2008   1.594       0.898            --
                                                                                    2007   1.462       1.594            --
                                                                                    2006   1.372       1.462            --
                                                                                    2005   1.336       1.372            --
                                                                                    2004   1.223       1.336            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.741       2.098            --
                                                                                    2012   1.502       1.741            --
                                                                                    2011   1.715       1.502            --
                                                                                    2010   1.614       1.715            --
                                                                                    2009   1.201       1.614         8,040
                                                                                    2008   2.056       1.201         8,045
                                                                                    2007   1.817       2.056        59,802
                                                                                    2006   1.526       1.817        55,765
                                                                                    2005   1.413       1.526            --
                                                                                    2004   1.216       1.413            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.532       2.213            --
                                                                                    2012   1.319       1.532            --
                                                                                    2011   1.317       1.319            --
                                                                                    2010   1.078       1.317            --
                                                                                    2009   0.819       1.078            --
                                                                                    2008   1.407       0.819            --
                                                                                    2007   1.465       1.407        60,868
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   1.374       1.780            --
                                                                                    2012   1.219       1.374            --
                                                                                    2011   1.326       1.219            --
                                                                                    2010   1.160       1.326            --
                                                                                    2009   0.915       1.160            --
                                                                                    2008   1.472       0.915            --
                                                                                    2007   1.541       1.472            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)............ 2013   1.266       1.559            --
                                                                                    2012   1.132       1.266            --
                                                                                    2011   1.072       1.132            --
                                                                                    2010   0.976       1.072            --
                                                                                    2009   0.812       0.976            --
                                                                                    2008   1.273       0.812            --
                                                                                    2007   1.272       1.273            --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)....................................... 2007   1.193       1.249            --
                                                                                    2006   1.033       1.193            --
                                                                                    2005   0.976       1.033            --
 LMPVPI Total Return Subaccount (Class II) (6/03).................................. 2007   1.244       1.278            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2006   1.131       1.244            --
                                                                                2005   1.120       1.131            --
                                                                                2004   1.053       1.120            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.430       1.478            --
                                                                                2006   1.317       1.430        60,868
                                                                                2005   1.226       1.317            --
                                                                                2004   1.149       1.226            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2013   1.782       1.910            --
                                                                                2012   1.560       1.782            --
                                                                                2011   1.555       1.560            --
                                                                                2010   1.475       1.555         1,970
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.816       0.774            --
                                                                                2008   1.453       0.816            --
                                                                                2007   1.396       1.453       130,619
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.663       1.944            --
                                                                                2012   1.454       1.663            --
                                                                                2011   1.661       1.454            --
                                                                                2010   1.521       1.661            --
                                                                                2009   1.179       1.521            --
                                                                                2008   2.088       1.179            --
                                                                                2007   1.993       2.088            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.042       1.127            --
                                                                                2012   1.010       1.042            --
                                                                                2011   1.087       1.010            --
                                                                                2010   0.903       1.087            --
                                                                                2009   0.674       0.903            --
                                                                                2008   1.069       0.674            --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.871       0.978            --
                                                                                2011   0.901       0.871            --
                                                                                2010   0.840       0.901            --
                                                                                2009   0.597       0.840        28,859
                                                                                2008   1.126       0.597        28,877
                                                                                2007   1.005       1.126        28,892
                                                                                2006   0.994       1.005        28,907
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.057       1.317        26,586
                                                                                2012   0.890       1.057        26,586
                                                                                2011   0.992       0.890        26,586
                                                                                2010   0.873       0.992        26,586
                                                                                2009   0.637       0.873        26,597
                                                                                2008   1.093       0.637        26,609
                                                                                2007   1.049       1.093        30,070
                                                                                2006   0.996       1.049        30,070
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.499       1.441            --
                                                                                2012   1.400       1.499            --
                                                                                2011   1.410       1.400            --
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.353       1.760        36,331
                                                                                2012   1.251       1.353        36,331
                                                                                2011   1.426       1.251        36,331
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.569       1.559        11,153
                                                                                2012   1.436       1.569        11,158
                                                                                2011   1.416       1.436        11,165
                                                                                2010   1.289       1.416        11,172
                                                                                2009   1.057       1.289        11,179
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   1.167       1.533            --
                                                                                2012   1.043       1.167            --
                                                                                2011   1.170       1.043            --
                                                                                2010   0.998       1.170            --
                                                                                2009   0.795       0.998            --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   0.981       0.961            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.000       0.981           --
                                                                                2011   1.021       1.000           --
                                                                                2010   1.041       1.021       13,623
                                                                                2009   1.058       1.041       13,630
                                                                                2008   1.049       1.058           --
                                                                                2007   1.019       1.049           --
                                                                                2006   0.999       1.019           --
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.934       1.252           --
                                                                                2012   0.970       0.934           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2013   1.131       1.316       13,083
                                                                                2012   1.037       1.131       13,090
                                                                                2011   1.036       1.037       13,097
                                                                                2010   0.962       1.036       13,105
                                                                                2009   0.830       0.962       13,114
                                                                                2008   1.090       0.830       13,124
                                                                                2007   1.112       1.090           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.135       1.412           --
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   0.992       0.999           --
                                                                                2005   0.983       0.992           --
                                                                                2004   0.993       0.983           --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.237       1.291           --
                                                                                2005   1.204       1.237           --
                                                                                2004   1.152       1.204           --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.650       1.794           --
                                                                                2005   1.476       1.650       16,696
                                                                                2004   1.267       1.476           --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.001       1.036           --
                                                                                2006   0.990       1.001           --
                                                                                2005   0.993       0.990           --
                                                                                2004   0.983       0.993           --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.990       1.109           --
                                                                                2005   0.998       0.990           --
                                                                                2004   1.024       0.998           --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.089       1.154           --
                                                                                2005   1.071       1.089           --
                                                                                2004   1.045       1.071           --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.301       1.328           --
                                                                                2010   1.219       1.301           --
                                                                                2009   1.060       1.219           --
                                                                                2008   1.091       1.060           --
                                                                                2007   1.079       1.091           --
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2013   1.065       1.343           --
                                                                                2012   0.983       1.065           --
                                                                                2011   1.041       0.983           --
                                                                                2010   0.972       1.041        6,377
                                                                                2009   0.857       0.972        6,380
                                                                                2008   1.296       0.857        6,384
                                                                                2007   1.242       1.296           --
                                                                                2006   1.082       1.242           --
                                                                                2005   0.986       1.082           --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.241       1.361           --
                                                                                2006   1.061       1.241           --
                                                                                2005   0.978       1.061           --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.462       1.850           --
                                                                                2005   1.383       1.462           --
                                                                                2004   1.194       1.383           --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.338       1.429           --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2010   1.179       1.338        36,331
                                                                                 2009   0.963       1.179        36,347
                                                                                 2008   1.497       0.963        36,363
                                                                                 2007   1.458       1.497        41,082
                                                                                 2006   1.278       1.458            --
                                                                                 2005   1.231       1.278            --
                                                                                 2004   1.132       1.231            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.734       0.731            --
                                                                                 2008   1.140       0.734         6,920
                                                                                 2007   1.139       1.140         6,920
                                                                                 2006   1.037       1.139         2,448
                                                                                 2005   0.996       1.037            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.238       1.325            --
                                                                                 2009   0.789       1.238         2,193
                                                                                 2008   1.251       0.789         2,194
                                                                                 2007   1.209       1.251         2,194
                                                                                 2006   1.139       1.209         2,196
                                                                                 2005   1.143       1.139            --
                                                                                 2004   1.082       1.143            --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.738       0.705            --
                                                                                 2008   1.250       0.738        13,643
                                                                                 2007   1.213       1.250         6,785
                                                                                 2006   1.081       1.213            --
                                                                                 2005   1.003       1.081            --
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.644       0.678            --
                                                                                 2008   1.290       0.644        48,848
                                                                                 2007   1.225       1.290        54,285
                                                                                 2006   1.146       1.225        50,103
                                                                                 2005   1.133       1.146        47,677
                                                                                 2004   1.087       1.133            --
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   1.127       1.028            --
                                                                                 2008   2.095       1.127            --
                                                                                 2007   1.888       2.095            --
                                                                                 2006   1.571       1.888            --
                                                                                 2005   1.391       1.571            --
                                                                                 2004   1.199       1.391            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.747       0.768            --
                                                                                 2008   1.236       0.747            --
                                                                                 2007   1.166       1.236       295,656
                                                                                 2006   1.157       1.166       295,656
                                                                                 2005   1.092       1.157            --
                                                                                 2004   1.028       1.092            --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.159       1.366            --
                                                                                 2006   1.097       1.159         6,197
                                                                                 2005   1.070       1.097            --
                                                                                 2004   1.061       1.070            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   0.955       0.910            --
                                                                                 2008   1.575       0.955         1,939
                                                                                 2007   1.731       1.575            --
                                                                                 2006   1.547       1.731            --
                                                                                 2005   1.420       1.547            --
                                                                                 2004   1.209       1.420            --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.298       1.376            --
                                                                                 2005   1.303       1.298            --
                                                                                 2004   1.174       1.303            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   1.061       1.121            --
                                                                                 2008   1.226       1.061            --
                                                                                 2007   1.179       1.226            --
                                                                                 2006   1.132       1.179            --
                                                                                 2005   1.127       1.132            --
                                                                                 2004   1.045       1.127            --
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 2007   1.415       1.411            --
                                                                                 2006   1.255       1.415        43,535
                                                                                 2005   1.223       1.255        43,535
                                                                                 2004   1.120       1.223            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2013   2.588       2.481           --
                                                                               2012   2.365       2.588           --
                                                                               2011   3.158       2.365           --
                                                                               2010   2.787       3.158       11,761
                                                                               2009   1.634       2.787       11,766
                                                                               2008   3.998       1.634       11,772
                                                                               2007   2.863       3.998        7,264
                                                                               2006   2.156       2.863        3,931
                                                                               2005   1.598       2.156           --
                                                                               2004   1.374       1.598           --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2013   1.534       1.937           --
                                                                               2012   1.423       1.534           --
                                                                               2011   1.372       1.423           --
                                                                               2010   1.174       1.372           --
                                                                               2009   1.052       1.174           --
                                                                               2008   1.544       1.052           --
                                                                               2007   1.567       1.544           --
                                                                               2006   1.309       1.567           --
                                                                               2005   1.265       1.309           --
                                                                               2004   1.112       1.265           --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.176       1.374       32,365
                                                                               2012   1.072       1.176       32,365
                                                                               2011   1.131       1.072       32,365
                                                                               2010   1.005       1.131       60,795
                                                                               2009   0.773       1.005       85,186
                                                                               2008   1.215       0.773       52,837
                                                                               2007   1.172       1.215       24,392
                                                                               2006   1.061       1.172       24,405
                                                                               2005   0.983       1.061           --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.199       1.366           --
                                                                               2012   1.096       1.199           --
                                                                               2011   1.142       1.096           --
                                                                               2010   1.023       1.142        2,481
                                                                               2009   0.794       1.023        2,483
                                                                               2008   1.176       0.794        2,484
                                                                               2007   1.135       1.176        2,484
                                                                               2006   1.047       1.135        2,486
                                                                               2005   0.992       1.047           --
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.588       2.066           --
                                                                               2012   1.462       1.588           --
                                                                               2011   1.584       1.462           --
                                                                               2010   1.370       1.584           --
                                                                               2009   1.116       1.370           --
                                                                               2008   1.719       1.116           --
                                                                               2007   1.665       1.719           --
                                                                               2006   1.513       1.665           --
                                                                               2005   1.434       1.513           --
                                                                               2004   1.201       1.434           --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2013   2.308       2.298           --
                                                                               2012   2.029       2.308           --
                                                                               2011   1.886       2.029           --
                                                                               2010   1.497       1.886           --
                                                                               2009   1.161       1.497           --
                                                                               2008   1.921       1.161           --
                                                                               2007   2.423       1.921           --
                                                                               2006   1.811       2.423           --
                                                                               2005   1.608       1.811           --
                                                                               2004   1.212       1.608           --




       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05%
                                          UNIT      UNIT     NUMBER OF
                                         VALUE      VALUE      UNITS
                                           AT        AT     OUTSTANDING
                                       BEGINNING   END OF       AT
PORTFOLIO NAME                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.168       1.243            --
                                                                                    2006   1.124       1.168       347,197
                                                                                    2005   1.056       1.124       117,113
                                                                                    2004   1.000       1.056         2,994
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.305       1.288            --
                                                                                    2007   1.219       1.305       224,493
                                                                                    2006   1.121       1.219       193,739
                                                                                    2005   1.067       1.121        86,439
                                                                                    2004   1.000       1.067        19,663
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.316       1.672       836,827
                                                                                    2012   1.200       1.316       801,594
                                                                                    2011   1.156       1.200     1,269,002
                                                                                    2010   0.978       1.156     1,226,759
                                                                                    2009   0.850       0.978     1,398,277
                                                                                    2008   1.191       0.850     1,542,754
                                                                                    2007   1.249       1.191     1,513,769
                                                                                    2006   1.089       1.249     1,156,428
                                                                                    2005   1.074       1.089       503,843
                                                                                    2004   1.000       1.074        20,290
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.299       1.758       414,244
                                                                                    2012   1.196       1.299       494,219
                                                                                    2011   1.283       1.196       598,907
                                                                                    2010   1.026       1.283       774,324
                                                                                    2009   0.729       1.026       944,764
                                                                                    2008   1.295       0.729       687,059
                                                                                    2007   1.188       1.295       528,255
                                                                                    2006   1.116       1.188       407,980
                                                                                    2005   1.087       1.116       229,908
                                                                                    2004   1.000       1.087        17,904
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.421       1.712     1,274,261
                                                                                    2012   1.227       1.421     1,521,960
                                                                                    2011   1.401       1.227     1,699,662
                                                                                    2010   1.319       1.401     1,961,001
                                                                                    2009   0.982       1.319     2,165,533
                                                                                    2008   1.682       0.982     2,140,193
                                                                                    2007   1.487       1.682     2,156,235
                                                                                    2006   1.250       1.487     2,017,281
                                                                                    2005   1.158       1.250     1,677,141
                                                                                    2004   1.000       1.158        45,551
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.312       1.895       728,882
                                                                                    2012   1.131       1.312       892,506
                                                                                    2011   1.130       1.131     1,023,144
                                                                                    2010   0.925       1.130     1,314,696
                                                                                    2009   0.703       0.925     1,521,264
                                                                                    2008   1.208       0.703     1,748,688
                                                                                    2007   1.259       1.208     1,471,988
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   1.153       1.493       179,409
                                                                                    2012   1.024       1.153       286,567
                                                                                    2011   1.114       1.024       337,799
                                                                                    2010   0.975       1.114       362,923
                                                                                    2009   0.769       0.975       382,158
                                                                                    2008   1.238       0.769       417,825
                                                                                    2007   1.297       1.238       465,377
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)............ 2013   1.188       1.462       236,170
                                                                                    2012   1.063       1.188       220,534
                                                                                    2011   1.007       1.063       149,573
                                                                                    2010   0.917       1.007       148,230
                                                                                    2009   0.763       0.917       145,296
                                                                                    2008   1.198       0.763       149,675
                                                                                    2007   1.197       1.198        54,342
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)....................................... 2007   1.192       1.248            --
                                                                                    2006   1.032       1.192         9,924
                                                                                    2005   0.976       1.032            --
 LMPVPI Total Return Subaccount (Class II) (6/03).................................. 2007   1.171       1.202            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2006   1.065       1.171        49,025
                                                                                2005   1.055       1.065        21,827
                                                                                2004   1.000       1.055            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.229       1.270            --
                                                                                2006   1.133       1.229     1,031,590
                                                                                2005   1.054       1.133       385,035
                                                                                2004   1.000       1.054            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2013   1.633       1.749       769,842
                                                                                2012   1.431       1.633       882,635
                                                                                2011   1.427       1.431     1,073,684
                                                                                2010   1.354       1.427     1,214,565
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.717       0.680            --
                                                                                2008   1.277       0.717       457,237
                                                                                2007   1.227       1.277       387,401
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.428       1.669       577,341
                                                                                2012   1.249       1.428       644,823
                                                                                2011   1.428       1.249       742,717
                                                                                2010   1.308       1.428       806,057
                                                                                2009   1.015       1.308       899,599
                                                                                2008   1.798       1.015       818,702
                                                                                2007   1.717       1.798        63,623
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.038       1.123            --
                                                                                2012   1.006       1.038       305,079
                                                                                2011   1.084       1.006       411,374
                                                                                2010   0.901       1.084       344,056
                                                                                2009   0.672       0.901       471,353
                                                                                2008   1.068       0.672       476,038
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.869       0.975            --
                                                                                2011   0.899       0.869       502,572
                                                                                2010   0.839       0.899       595,440
                                                                                2009   0.596       0.839       872,686
                                                                                2008   1.125       0.596       851,309
                                                                                2007   1.005       1.125       688,195
                                                                                2006   0.994       1.005       518,844
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.054       1.312       748,923
                                                                                2012   0.888       1.054       840,427
                                                                                2011   0.989       0.888       938,770
                                                                                2010   0.871       0.989     1,210,275
                                                                                2009   0.636       0.871     1,211,369
                                                                                2008   1.092       0.636     1,267,922
                                                                                2007   1.049       1.092     1,264,694
                                                                                2006   0.996       1.049     1,139,537
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.540       1.480     4,949,917
                                                                                2012   1.438       1.540     5,458,014
                                                                                2011   1.450       1.438     5,532,907
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.196       1.555       743,015
                                                                                2012   1.106       1.196       895,910
                                                                                2011   1.261       1.106       958,464
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.648       1.637     1,805,319
                                                                                2012   1.509       1.648     2,036,889
                                                                                2011   1.489       1.509     2,093,865
                                                                                2010   1.356       1.489     2,287,368
                                                                                2009   1.113       1.356     2,366,429
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   1.023       1.344       182,060
                                                                                2012   0.915       1.023       243,919
                                                                                2011   1.027       0.915       266,147
                                                                                2010   0.876       1.027       370,635
                                                                                2009   0.699       0.876       454,397
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   0.989       0.969     4,648,465

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.010       0.989     4,464,575
                                                                                2011   1.031       1.010     4,936,230
                                                                                2010   1.052       1.031     4,377,837
                                                                                2009   1.069       1.052     6,208,533
                                                                                2008   1.061       1.069     6,064,712
                                                                                2007   1.031       1.061     4,327,560
                                                                                2006   1.011       1.031     3,617,525
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.931       1.247       363,322
                                                                                2012   0.970       0.931       433,184
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2013   1.128       1.311       480,571
                                                                                2012   1.034       1.128       318,644
                                                                                2011   1.033       1.034       274,228
                                                                                2010   0.961       1.033       224,192
                                                                                2009   0.829       0.961       226,540
                                                                                2008   1.089       0.829       201,892
                                                                                2007   1.112       1.089       131,504
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.131       1.406       311,480
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   1.004       1.011            --
                                                                                2005   0.996       1.004     1,698,242
                                                                                2004   1.000       0.996       106,869
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.077       1.124            --
                                                                                2005   1.049       1.077       260,316
                                                                                2004   1.000       1.049           900
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.309       1.422            --
                                                                                2005   1.171       1.309       386,488
                                                                                2004   1.000       1.171            --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.042       1.077            --
                                                                                2006   1.031       1.042     1,064,576
                                                                                2005   1.034       1.031       514,683
                                                                                2004   1.000       1.034        32,248
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.985       1.103            --
                                                                                2005   0.994       0.985        79,163
                                                                                2004   1.000       0.994        11,999
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.044       1.106            --
                                                                                2005   1.028       1.044        79,904
                                                                                2004   1.000       1.028         2,998
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.299       1.326            --
                                                                                2010   1.217       1.299     1,337,409
                                                                                2009   1.059       1.217     1,640,777
                                                                                2008   1.091       1.059     1,645,994
                                                                                2007   1.079       1.091     1,209,189
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2013   1.061       1.337       859,952
                                                                                2012   0.980       1.061     1,281,692
                                                                                2011   1.038       0.980     1,270,019
                                                                                2010   0.970       1.038     1,942,715
                                                                                2009   0.855       0.970     2,071,727
                                                                                2008   1.294       0.855     2,074,491
                                                                                2007   1.241       1.294     2,157,370
                                                                                2006   1.082       1.241     1,274,390
                                                                                2005   0.986       1.082       358,242
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.240       1.359            --
                                                                                2006   1.061       1.240       115,695
                                                                                2005   0.978       1.061         1,262
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.246       1.576            --
                                                                                2005   1.179       1.246        12,683
                                                                                2004   1.000       1.179            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.183       1.264            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2010   1.044       1.183     1,320,670
                                                                                 2009   0.853       1.044     1,419,999
                                                                                 2008   1.327       0.853     1,438,076
                                                                                 2007   1.292       1.327     1,449,136
                                                                                 2006   1.134       1.292       743,755
                                                                                 2005   1.092       1.134       297,159
                                                                                 2004   1.000       1.092         5,417
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.733       0.730            --
                                                                                 2008   1.138       0.733       767,328
                                                                                 2007   1.138       1.138     1,040,055
                                                                                 2006   1.037       1.138       671,175
                                                                                 2005   0.996       1.037       152,323
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.174       1.257            --
                                                                                 2009   0.749       1.174     1,091,354
                                                                                 2008   1.188       0.749     1,001,434
                                                                                 2007   1.148       1.188     1,144,561
                                                                                 2006   1.083       1.148       983,104
                                                                                 2005   1.087       1.083       367,656
                                                                                 2004   1.000       1.087        23,069
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.736       0.704            --
                                                                                 2008   1.249       0.736     2,166,886
                                                                                 2007   1.212       1.249     1,864,263
                                                                                 2006   1.081       1.212     1,644,132
                                                                                 2005   1.003       1.081       512,526
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.615       0.646            --
                                                                                 2008   1.231       0.615       136,981
                                                                                 2007   1.170       1.231       126,820
                                                                                 2006   1.095       1.170       119,337
                                                                                 2005   1.083       1.095        40,677
                                                                                 2004   1.000       1.083         8,076
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   0.947       0.865            --
                                                                                 2008   1.763       0.947       814,061
                                                                                 2007   1.589       1.763       765,473
                                                                                 2006   1.323       1.589       366,957
                                                                                 2005   1.172       1.323        53,391
                                                                                 2004   1.000       1.172            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.732       0.753            --
                                                                                 2008   1.212       0.732       501,711
                                                                                 2007   1.144       1.212       614,171
                                                                                 2006   1.136       1.144       519,197
                                                                                 2005   1.072       1.136       273,713
                                                                                 2004   1.000       1.072        13,847
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.096       1.290            --
                                                                                 2006   1.037       1.096       163,621
                                                                                 2005   1.012       1.037        33,843
                                                                                 2004   1.000       1.012           525
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   0.776       0.739            --
                                                                                 2008   1.279       0.776       876,473
                                                                                 2007   1.407       1.279       907,990
                                                                                 2006   1.258       1.407       674,173
                                                                                 2005   1.156       1.258       192,606
                                                                                 2004   1.000       1.156         8,047
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.105       1.171            --
                                                                                 2005   1.110       1.105         8,543
                                                                                 2004   1.000       1.110            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   1.035       1.093            --
                                                                                 2008   1.196       1.035     2,452,360
                                                                                 2007   1.150       1.196     2,128,173
                                                                                 2006   1.105       1.150     1,747,263
                                                                                 2005   1.100       1.105       838,093
                                                                                 2004   1.000       1.100        44,037
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 2007   1.258       1.254            --
                                                                                 2006   1.116       1.258       595,855
                                                                                 2005   1.088       1.116       262,967
                                                                                 2004   1.000       1.088        15,949

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2013   2.092       2.005       615,335
                                                                               2012   1.913       2.092       747,638
                                                                               2011   2.556       1.913       961,399
                                                                               2010   2.257       2.556     1,237,300
                                                                               2009   1.324       2.257     1,346,529
                                                                               2008   3.241       1.324     1,402,679
                                                                               2007   2.322       3.241     1,307,768
                                                                               2006   1.749       2.322     1,080,978
                                                                               2005   1.297       1.749       298,561
                                                                               2004   1.000       1.297           956
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2013   1.361       1.717       782,233
                                                                               2012   1.263       1.361       973,124
                                                                               2011   1.219       1.263     1,056,120
                                                                               2010   1.043       1.219     1,232,318
                                                                               2009   0.935       1.043     1,551,380
                                                                               2008   1.373       0.935     1,587,548
                                                                               2007   1.394       1.373     1,756,462
                                                                               2006   1.165       1.394     1,172,681
                                                                               2005   1.127       1.165       535,719
                                                                               2004   1.000       1.127        19,001
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.171       1.368     2,795,925
                                                                               2012   1.068       1.171     3,677,033
                                                                               2011   1.127       1.068     4,537,522
                                                                               2010   1.003       1.127     5,472,978
                                                                               2009   0.771       1.003     7,107,510
                                                                               2008   1.213       0.771     6,787,562
                                                                               2007   1.171       1.213     6,684,579
                                                                               2006   1.061       1.171     5,347,108
                                                                               2005   0.983       1.061     2,763,439
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.194       1.360     5,650,064
                                                                               2012   1.092       1.194     6,656,093
                                                                               2011   1.139       1.092     7,773,249
                                                                               2010   1.020       1.139     8,525,714
                                                                               2009   0.792       1.020     9,071,559
                                                                               2008   1.174       0.792     9,364,755
                                                                               2007   1.134       1.174     8,700,515
                                                                               2006   1.046       1.134     6,129,710
                                                                               2005   0.992       1.046     2,253,275
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.263       1.643       665,871
                                                                               2012   1.164       1.263       780,565
                                                                               2011   1.261       1.164       891,363
                                                                               2010   1.092       1.261     1,033,910
                                                                               2009   0.890       1.092     1,380,425
                                                                               2008   1.371       0.890     1,458,692
                                                                               2007   1.329       1.371     1,562,147
                                                                               2006   1.208       1.329     1,272,353
                                                                               2005   1.146       1.208       799,076
                                                                               2004   1.000       1.146        22,849
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2013   1.873       1.863       539,986
                                                                               2012   1.647       1.873       605,900
                                                                               2011   1.532       1.647       798,937
                                                                               2010   1.216       1.532       985,366
                                                                               2009   0.944       1.216     1,135,239
                                                                               2008   1.563       0.944     1,169,272
                                                                               2007   1.972       1.563     1,163,856
                                                                               2006   1.475       1.972       785,698
                                                                               2005   1.310       1.475       319,632
                                                                               2004   1.000       1.310         9,668




       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10%
                                          UNIT      UNIT     NUMBER OF
                                         VALUE      VALUE      UNITS
                                           AT        AT     OUTSTANDING
                                       BEGINNING   END OF       AT
PORTFOLIO NAME                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.404       1.494            --
                                                                                    2006   1.351       1.404     1,276,451
                                                                                    2005   1.271       1.351     1,367,533
                                                                                    2004   1.221       1.271       955,117
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.684       1.662            --
                                                                                    2007   1.574       1.684       701,338
                                                                                    2006   1.448       1.574       944,451
                                                                                    2005   1.379       1.448     1,004,113
                                                                                    2004   1.240       1.379       813,234
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.607       2.041     1,115,181
                                                                                    2012   1.466       1.607     1,432,303
                                                                                    2011   1.412       1.466     1,613,020
                                                                                    2010   1.195       1.412     1,933,499
                                                                                    2009   1.040       1.195     1,955,852
                                                                                    2008   1.457       1.040     2,207,347
                                                                                    2007   1.530       1.457     2,919,764
                                                                                    2006   1.334       1.530     3,102,680
                                                                                    2005   1.317       1.334     3,197,573
                                                                                    2004   1.211       1.317     2,319,704
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.728       2.338       915,595
                                                                                    2012   1.592       1.728     1,008,138
                                                                                    2011   1.709       1.592     1,134,077
                                                                                    2010   1.367       1.709     1,234,868
                                                                                    2009   0.973       1.367     1,352,408
                                                                                    2008   1.727       0.973     1,334,102
                                                                                    2007   1.586       1.727     1,261,032
                                                                                    2006   1.490       1.586     1,424,914
                                                                                    2005   1.452       1.490     1,406,920
                                                                                    2004   1.330       1.452     1,166,987
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.891       2.277     1,323,571
                                                                                    2012   1.633       1.891     1,487,788
                                                                                    2011   1.867       1.633     1,773,593
                                                                                    2010   1.758       1.867     1,936,899
                                                                                    2009   1.310       1.758     2,042,661
                                                                                    2008   2.244       1.310     2,369,655
                                                                                    2007   1.985       2.244     2,543,699
                                                                                    2006   1.669       1.985     2,903,825
                                                                                    2005   1.547       1.669     2,796,139
                                                                                    2004   1.333       1.547     1,576,308
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.653       2.386       549,680
                                                                                    2012   1.426       1.653       766,208
                                                                                    2011   1.425       1.426       837,685
                                                                                    2010   1.167       1.425       893,944
                                                                                    2009   0.888       1.167     1,025,931
                                                                                    2008   1.526       0.888     1,121,311
                                                                                    2007   1.590       1.526     1,255,841
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   1.502       1.944       466,956
                                                                                    2012   1.334       1.502       537,521
                                                                                    2011   1.453       1.334       693,937
                                                                                    2010   1.272       1.453       711,759
                                                                                    2009   1.004       1.272       812,464
                                                                                    2008   1.617       1.004       902,809
                                                                                    2007   1.694       1.617       998,239
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)............ 2013   1.323       1.628       658,773
                                                                                    2012   1.184       1.323       771,895
                                                                                    2011   1.123       1.184       827,880
                                                                                    2010   1.023       1.123       881,821
                                                                                    2009   0.852       1.023       908,710
                                                                                    2008   1.337       0.852       953,380
                                                                                    2007   1.337       1.337       871,677
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)....................................... 2007   1.191       1.246            --
                                                                                    2006   1.032       1.191         2,802
                                                                                    2005   0.976       1.032            --
 LMPVPI Total Return Subaccount (Class II) (6/03).................................. 2007   1.308       1.343            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2006   1.190       1.308     1,064,152
                                                                                2005   1.180       1.190     1,041,068
                                                                                2004   1.111       1.180       692,369
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.553       1.604            --
                                                                                2006   1.432       1.553     1,418,887
                                                                                2005   1.334       1.432     1,477,382
                                                                                2004   1.252       1.334     1,404,329
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2013   1.765       1.890     1,858,484
                                                                                2012   1.547       1.765     2,391,821
                                                                                2011   1.543       1.547     2,589,883
                                                                                2010   1.465       1.543     3,279,515
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.861       0.816            --
                                                                                2008   1.534       0.861     1,180,371
                                                                                2007   1.475       1.534     1,256,029
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.797       2.098       881,159
                                                                                2012   1.572       1.797     1,519,887
                                                                                2011   1.798       1.572     1,846,593
                                                                                2010   1.649       1.798     2,295,120
                                                                                2009   1.280       1.649     2,528,677
                                                                                2008   2.268       1.280     3,009,570
                                                                                2007   2.166       2.268       353,484
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.034       1.119            --
                                                                                2012   1.003       1.034     2,902,562
                                                                                2011   1.081       1.003     3,074,157
                                                                                2010   0.899       1.081     2,967,256
                                                                                2009   0.671       0.899     2,853,449
                                                                                2008   1.066       0.671     3,150,125
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.866       0.972            --
                                                                                2011   0.897       0.866       986,644
                                                                                2010   0.837       0.897     1,030,290
                                                                                2009   0.595       0.837     1,256,092
                                                                                2008   1.124       0.595     1,169,800
                                                                                2007   1.005       1.124     1,190,566
                                                                                2006   0.994       1.005     1,156,581
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.050       1.307       960,687
                                                                                2012   0.885       1.050     1,156,456
                                                                                2011   0.987       0.885     1,274,500
                                                                                2010   0.869       0.987     1,435,999
                                                                                2009   0.635       0.869     1,711,634
                                                                                2008   1.091       0.635     1,844,163
                                                                                2007   1.048       1.091     2,043,637
                                                                                2006   0.996       1.048     2,278,512
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.520       1.460     4,541,635
                                                                                2012   1.421       1.520     5,700,431
                                                                                2011   1.432       1.421     6,642,169
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.431       1.860     1,383,665
                                                                                2012   1.324       1.431     1,786,802
                                                                                2011   1.510       1.324     1,989,680
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.554       1.543     2,337,105
                                                                                2012   1.424       1.554     3,355,938
                                                                                2011   1.405       1.424     3,917,304
                                                                                2010   1.281       1.405     4,621,907
                                                                                2009   1.051       1.281     4,434,575
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   1.226       1.609       682,517
                                                                                2012   1.097       1.226       918,842
                                                                                2011   1.232       1.097     1,125,258
                                                                                2010   1.051       1.232     1,076,232
                                                                                2009   0.839       1.051     1,185,612
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   0.969       0.949     7,439,267

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   0.990       0.969     7,890,296
                                                                                2011   1.011       0.990     8,183,980
                                                                                2010   1.032       1.011     7,562,774
                                                                                2009   1.050       1.032     6,572,679
                                                                                2008   1.042       1.050     9,643,105
                                                                                2007   1.013       1.042     7,014,620
                                                                                2006   0.994       1.013     3,634,823
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.928       1.243       680,249
                                                                                2012   0.970       0.928       892,359
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2013   1.124       1.306       793,209
                                                                                2012   1.031       1.124     1,309,935
                                                                                2011   1.031       1.031     1,577,941
                                                                                2010   0.959       1.031     1,909,167
                                                                                2009   0.828       0.959     1,576,510
                                                                                2008   1.088       0.828     1,966,414
                                                                                2007   1.111       1.088     2,808,573
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.126       1.400     1,653,257
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   0.987       0.994            --
                                                                                2005   0.980       0.987     3,543,795
                                                                                2004   0.991       0.980     2,643,226
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.317       1.374            --
                                                                                2005   1.283       1.317       924,977
                                                                                2004   1.229       1.283       713,291
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.831       1.990            --
                                                                                2005   1.639       1.831     1,216,116
                                                                                2004   1.408       1.639       777,991
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.007       1.041            --
                                                                                2006   0.997       1.007     1,516,006
                                                                                2005   1.001       0.997     1,542,905
                                                                                2004   0.992       1.001     1,008,871
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.988       1.106            --
                                                                                2005   0.997       0.988       383,638
                                                                                2004   1.024       0.997       222,699
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.151       1.218            --
                                                                                2005   1.133       1.151     1,693,907
                                                                                2004   1.106       1.133     1,094,370
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.297       1.323            --
                                                                                2010   1.216       1.297     1,461,097
                                                                                2009   1.059       1.216     1,468,004
                                                                                2008   1.091       1.059     1,868,615
                                                                                2007   1.079       1.091     1,313,583
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2013   1.057       1.331       266,083
                                                                                2012   0.976       1.057       345,471
                                                                                2011   1.035       0.976       420,487
                                                                                2010   0.967       1.035       645,795
                                                                                2009   0.854       0.967       756,508
                                                                                2008   1.292       0.854       475,923
                                                                                2007   1.240       1.292       579,450
                                                                                2006   1.081       1.240       275,462
                                                                                2005   0.986       1.081       167,728
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.239       1.357            --
                                                                                2006   1.061       1.239         6,837
                                                                                2005   0.978       1.061            --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.562       1.975            --
                                                                                2005   1.480       1.562       231,472
                                                                                2004   1.278       1.480        87,578
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.418       1.514            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2010   1.251       1.418     2,428,138
                                                                                 2009   1.023       1.251     2,649,235
                                                                                 2008   1.591       1.023     2,955,277
                                                                                 2007   1.551       1.591     3,446,833
                                                                                 2006   1.361       1.551     2,447,215
                                                                                 2005   1.312       1.361     2,658,459
                                                                                 2004   1.208       1.312     2,248,756
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.731       0.728            --
                                                                                 2008   1.137       0.731       186,866
                                                                                 2007   1.137       1.137       187,295
                                                                                 2006   1.036       1.137       258,917
                                                                                 2005   0.996       1.036       156,994
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.306       1.398            --
                                                                                 2009   0.833       1.306     2,658,032
                                                                                 2008   1.322       0.833     1,996,666
                                                                                 2007   1.279       1.322     2,598,363
                                                                                 2006   1.207       1.279     2,790,189
                                                                                 2005   1.212       1.207     3,596,835
                                                                                 2004   1.148       1.212     3,522,966
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.735       0.702            --
                                                                                 2008   1.247       0.735     1,098,128
                                                                                 2007   1.211       1.247       383,542
                                                                                 2006   1.080       1.211       328,696
                                                                                 2005   1.003       1.080       247,924
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.678       0.713            --
                                                                                 2008   1.359       0.678       574,580
                                                                                 2007   1.292       1.359       644,661
                                                                                 2006   1.210       1.292       654,877
                                                                                 2005   1.197       1.210       803,278
                                                                                 2004   1.149       1.197       696,559
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   1.202       1.097            --
                                                                                 2008   2.237       1.202       517,392
                                                                                 2007   2.018       2.237       758,170
                                                                                 2006   1.681       2.018     1,029,607
                                                                                 2005   1.490       1.681       322,570
                                                                                 2004   1.285       1.490       159,212
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.743       0.764            --
                                                                                 2008   1.231       0.743     1,440,720
                                                                                 2007   1.163       1.231     1,734,195
                                                                                 2006   1.155       1.163     1,791,818
                                                                                 2005   1.091       1.155     1,385,493
                                                                                 2004   1.028       1.091       704,818
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.156       1.361            --
                                                                                 2006   1.095       1.156       413,750
                                                                                 2005   1.069       1.095       415,710
                                                                                 2004   1.061       1.069       287,071
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   1.061       1.011            --
                                                                                 2008   1.751       1.061       507,673
                                                                                 2007   1.927       1.751       838,933
                                                                                 2006   1.724       1.927       893,855
                                                                                 2005   1.585       1.724       627,878
                                                                                 2004   1.350       1.585       593,744
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.413       1.498            --
                                                                                 2005   1.420       1.413       466,901
                                                                                 2004   1.281       1.420       302,983
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   1.097       1.158            --
                                                                                 2008   1.268       1.097     2,708,674
                                                                                 2007   1.220       1.268     3,157,165
                                                                                 2006   1.173       1.220     3,242,456
                                                                                 2005   1.169       1.173     3,292,048
                                                                                 2004   1.085       1.169     2,181,235
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 2007   1.496       1.490            --
                                                                                 2006   1.327       1.496     1,374,128
                                                                                 2005   1.295       1.327     1,441,581
                                                                                 2004   1.187       1.295     1,194,141

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2013   2.809       2.690       537,087
                                                                               2012   2.569       2.809       561,765
                                                                               2011   3.434       2.569       625,755
                                                                               2010   3.034       3.434       781,303
                                                                               2009   1.780       3.034       847,994
                                                                               2008   4.361       1.780       899,804
                                                                               2007   3.127       4.361       888,453
                                                                               2006   2.356       3.127       836,134
                                                                               2005   1.748       2.356       830,575
                                                                               2004   1.505       1.748       611,173
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2013   1.640       2.070       472,971
                                                                               2012   1.524       1.640       628,815
                                                                               2011   1.471       1.524       689,112
                                                                               2010   1.260       1.471       806,463
                                                                               2009   1.130       1.260       879,174
                                                                               2008   1.660       1.130       975,915
                                                                               2007   1.686       1.660     1,432,208
                                                                               2006   1.410       1.686     1,532,638
                                                                               2005   1.364       1.410     1,283,349
                                                                               2004   1.201       1.364     1,000,472
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.166       1.362       952,755
                                                                               2012   1.065       1.166     1,167,769
                                                                               2011   1.124       1.065     1,377,462
                                                                               2010   1.000       1.124     1,570,562
                                                                               2009   0.770       1.000     1,812,567
                                                                               2008   1.211       0.770     1,543,406
                                                                               2007   1.170       1.211     1,419,119
                                                                               2006   1.061       1.170       876,134
                                                                               2005   0.983       1.061       250,903
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.189       1.354     1,749,622
                                                                               2012   1.089       1.189     1,918,696
                                                                               2011   1.135       1.089     2,067,827
                                                                               2010   1.018       1.135     2,210,585
                                                                               2009   0.791       1.018     2,605,337
                                                                               2008   1.172       0.791     2,390,595
                                                                               2007   1.133       1.172     3,543,429
                                                                               2006   1.046       1.133     3,284,834
                                                                               2005   0.992       1.046       246,920
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.727       2.245       413,567
                                                                               2012   1.592       1.727       538,324
                                                                               2011   1.726       1.592       605,469
                                                                               2010   1.495       1.726       656,930
                                                                               2009   1.219       1.495       773,883
                                                                               2008   1.880       1.219       892,997
                                                                               2007   1.822       1.880     1,117,636
                                                                               2006   1.658       1.822     1,177,147
                                                                               2005   1.572       1.658     1,410,045
                                                                               2004   1.319       1.572     1,074,749
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2013   2.372       2.358       283,421
                                                                               2012   2.087       2.372       369,945
                                                                               2011   1.942       2.087       440,594
                                                                               2010   1.542       1.942       592,449
                                                                               2009   1.197       1.542       587,213
                                                                               2008   1.984       1.197       694,761
                                                                               2007   2.504       1.984       822,280
                                                                               2006   1.874       2.504     1,079,885
                                                                               2005   1.666       1.874     1,089,109
                                                                               2004   1.256       1.666       843,386




       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15%
                                          UNIT      UNIT     NUMBER OF
                                         VALUE      VALUE      UNITS
                                           AT        AT     OUTSTANDING
                                       BEGINNING   END OF       AT
PORTFOLIO NAME                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.401       1.491            --
                                                                                    2006   1.350       1.401       308,654
                                                                                    2005   1.270       1.350        77,885
                                                                                    2004   1.220       1.270        55,738
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.680       1.657            --
                                                                                    2007   1.571       1.680        59,267
                                                                                    2006   1.446       1.571        90,985
                                                                                    2005   1.378       1.446        88,840
                                                                                    2004   1.239       1.378        85,825
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.599       2.030       164,995
                                                                                    2012   1.459       1.599       223,702
                                                                                    2011   1.407       1.459       220,200
                                                                                    2010   1.191       1.407       223,861
                                                                                    2009   1.037       1.191       268,280
                                                                                    2008   1.454       1.037       321,138
                                                                                    2007   1.527       1.454       313,753
                                                                                    2006   1.332       1.527       418,836
                                                                                    2005   1.316       1.332       396,391
                                                                                    2004   1.211       1.316       207,475
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.720       2.326        46,075
                                                                                    2012   1.585       1.720        63,877
                                                                                    2011   1.702       1.585        67,983
                                                                                    2010   1.363       1.702        73,650
                                                                                    2009   0.970       1.363        99,505
                                                                                    2008   1.723       0.970       110,223
                                                                                    2007   1.583       1.723       112,889
                                                                                    2006   1.488       1.583       148,966
                                                                                    2005   1.451       1.488        95,631
                                                                                    2004   1.330       1.451        47,596
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.882       2.265        57,853
                                                                                    2012   1.626       1.882        64,326
                                                                                    2011   1.859       1.626        69,229
                                                                                    2010   1.752       1.859        67,513
                                                                                    2009   1.306       1.752        68,376
                                                                                    2008   2.239       1.306       116,112
                                                                                    2007   1.982       2.239       117,549
                                                                                    2006   1.667       1.982       184,551
                                                                                    2005   1.546       1.667       110,261
                                                                                    2004   1.333       1.546        67,868
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.645       2.373       118,549
                                                                                    2012   1.419       1.645       143,047
                                                                                    2011   1.419       1.419       153,344
                                                                                    2010   1.163       1.419       161,174
                                                                                    2009   0.885       1.163       226,602
                                                                                    2008   1.522       0.885       246,318
                                                                                    2007   1.587       1.522       262,572
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   1.495       1.934        17,931
                                                                                    2012   1.329       1.495        17,939
                                                                                    2011   1.447       1.329        17,948
                                                                                    2010   1.268       1.447        17,959
                                                                                    2009   1.002       1.268        17,971
                                                                                    2008   1.614       1.002        36,864
                                                                                    2007   1.691       1.614        25,033
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)............ 2013   1.316       1.619        43,721
                                                                                    2012   1.179       1.316        47,583
                                                                                    2011   1.118       1.179        52,139
                                                                                    2010   1.019       1.118        57,805
                                                                                    2009   0.849       1.019        73,194
                                                                                    2008   1.334       0.849        77,327
                                                                                    2007   1.334       1.334        82,123
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)....................................... 2007   1.190       1.245            --
                                                                                    2006   1.031       1.190        23,578
                                                                                    2005   0.976       1.031            --
 LMPVPI Total Return Subaccount (Class II) (6/03).................................. 2007   1.305       1.340            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2006   1.188       1.305        99,656
                                                                                2005   1.179       1.188        86,853
                                                                                2004   1.110       1.179        69,791
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.550       1.601            --
                                                                                2006   1.430       1.550       242,432
                                                                                2005   1.333       1.430       231,109
                                                                                2004   1.252       1.333       194,067
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2013   1.756       1.880       105,706
                                                                                2012   1.540       1.756       139,453
                                                                                2011   1.537       1.540       146,598
                                                                                2010   1.460       1.537       173,962
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.858       0.814            --
                                                                                2008   1.531       0.858       293,714
                                                                                2007   1.472       1.531       299,973
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.788       2.087        12,927
                                                                                2012   1.566       1.788        16,962
                                                                                2011   1.791       1.566        16,546
                                                                                2010   1.643       1.791        23,282
                                                                                2009   1.276       1.643        27,209
                                                                                2008   2.262       1.276        29,520
                                                                                2007   2.162       2.262        25,320
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.030       1.114            --
                                                                                2012   1.000       1.030        74,774
                                                                                2011   1.078       1.000        81,209
                                                                                2010   0.897       1.078        95,612
                                                                                2009   0.670       0.897       102,789
                                                                                2008   1.064       0.670       110,720
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.864       0.969            --
                                                                                2011   0.895       0.864       277,092
                                                                                2010   0.836       0.895       272,469
                                                                                2009   0.594       0.836       310,871
                                                                                2008   1.123       0.594       477,575
                                                                                2007   1.004       1.123       505,075
                                                                                2006   0.994       1.004       528,129
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.047       1.302       200,930
                                                                                2012   0.883       1.047       230,665
                                                                                2011   0.985       0.883       220,777
                                                                                2010   0.868       0.985       231,595
                                                                                2009   0.634       0.868       295,506
                                                                                2008   1.090       0.634       356,402
                                                                                2007   1.048       1.090       365,660
                                                                                2006   0.996       1.048       438,088
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.512       1.452       193,908
                                                                                2012   1.414       1.512       397,814
                                                                                2011   1.426       1.414       344,649
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.424       1.850       111,123
                                                                                2012   1.318       1.424       100,233
                                                                                2011   1.504       1.318       107,718
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.546       1.535       115,289
                                                                                2012   1.418       1.546       115,675
                                                                                2011   1.400       1.418       122,902
                                                                                2010   1.277       1.400       147,323
                                                                                2009   1.048       1.277       114,049
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   1.220       1.601       301,210
                                                                                2012   1.092       1.220       316,036
                                                                                2011   1.227       1.092       324,275
                                                                                2010   1.048       1.227       339,922
                                                                                2009   0.836       1.048       361,746
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   0.965       0.944       493,586

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   0.986       0.965       270,151
                                                                                2011   1.007       0.986       516,572
                                                                                2010   1.029       1.007       818,186
                                                                                2009   1.047       1.029       817,087
                                                                                2008   1.040       1.047        36,968
                                                                                2007   1.011       1.040       149,267
                                                                                2006   0.993       1.011       142,957
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.925       1.238       239,930
                                                                                2012   0.960       0.925       275,292
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2013   1.120       1.301        71,997
                                                                                2012   1.028       1.120       106,720
                                                                                2011   1.028       1.028       136,976
                                                                                2010   0.957       1.028       136,989
                                                                                2009   0.827       0.957       137,002
                                                                                2008   1.088       0.827        30,295
                                                                                2007   1.111       1.088        30,295
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.122       1.394        60,534
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   0.986       0.993            --
                                                                                2005   0.979       0.986       248,822
                                                                                2004   0.990       0.979       228,855
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.315       1.372            --
                                                                                2005   1.281       1.315       221,975
                                                                                2004   1.228       1.281       193,987
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.828       1.987            --
                                                                                2005   1.638       1.828       223,985
                                                                                2004   1.407       1.638       169,351
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.006       1.039            --
                                                                                2006   0.996       1.006        56,049
                                                                                2005   1.000       0.996        44,531
                                                                                2004   0.991       1.000        13,086
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.987       1.105            --
                                                                                2005   0.997       0.987            --
                                                                                2004   1.024       0.997            --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.149       1.216            --
                                                                                2005   1.132       1.149         2,967
                                                                                2004   1.106       1.132            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.295       1.321            --
                                                                                2010   1.215       1.295       171,630
                                                                                2009   1.058       1.215       115,224
                                                                                2008   1.091       1.058        78,500
                                                                                2007   1.079       1.091        89,484
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2013   1.053       1.325        28,941
                                                                                2012   0.973       1.053        28,955
                                                                                2011   1.032       0.973        28,973
                                                                                2010   0.965       1.032        28,993
                                                                                2009   0.852       0.965        36,129
                                                                                2008   1.290       0.852        54,038
                                                                                2007   1.239       1.290        58,333
                                                                                2006   1.081       1.239        55,535
                                                                                2005   0.986       1.081        13,622
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.237       1.355            --
                                                                                2006   1.060       1.237            --
                                                                                2005   0.977       1.060            --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.560       1.971            --
                                                                                2005   1.478       1.560         4,830
                                                                                2004   1.278       1.478         1,597
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.412       1.507            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2010   1.247       1.412       136,163
                                                                                 2009   1.020       1.247       150,110
                                                                                 2008   1.588       1.020       158,751
                                                                                 2007   1.548       1.588       162,217
                                                                                 2006   1.359       1.548       117,980
                                                                                 2005   1.311       1.359       117,626
                                                                                 2004   1.208       1.311        68,215
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.730       0.727            --
                                                                                 2008   1.135       0.730       149,029
                                                                                 2007   1.136       1.135       169,339
                                                                                 2006   1.036       1.136       188,898
                                                                                 2005   0.996       1.036        85,592
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.301       1.393            --
                                                                                 2009   0.831       1.301       387,013
                                                                                 2008   1.319       0.831       394,407
                                                                                 2007   1.277       1.319       393,517
                                                                                 2006   1.205       1.277       494,613
                                                                                 2005   1.211       1.205       565,829
                                                                                 2004   1.148       1.211       484,930
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.734       0.701            --
                                                                                 2008   1.245       0.734       148,546
                                                                                 2007   1.210       1.245       138,650
                                                                                 2006   1.080       1.210       138,679
                                                                                 2005   1.003       1.080            --
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.676       0.711            --
                                                                                 2008   1.355       0.676       185,424
                                                                                 2007   1.289       1.355       185,452
                                                                                 2006   1.208       1.289       185,476
                                                                                 2005   1.196       1.208        12,915
                                                                                 2004   1.149       1.196        20,367
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   1.198       1.093            --
                                                                                 2008   2.232       1.198        36,978
                                                                                 2007   2.014       2.232        39,744
                                                                                 2006   1.679       2.014        37,899
                                                                                 2005   1.489       1.679        19,033
                                                                                 2004   1.284       1.489        17,602
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.742       0.762            --
                                                                                 2008   1.229       0.742         1,906
                                                                                 2007   1.161       1.229         1,655
                                                                                 2006   1.154       1.161        13,570
                                                                                 2005   1.090       1.154        13,425
                                                                                 2004   1.028       1.090         1,092
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.155       1.358            --
                                                                                 2006   1.094       1.155        35,839
                                                                                 2005   1.069       1.094            --
                                                                                 2004   1.061       1.069            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   1.058       1.008            --
                                                                                 2008   1.747       1.058       116,076
                                                                                 2007   1.923       1.747       107,285
                                                                                 2006   1.722       1.923       129,725
                                                                                 2005   1.583       1.722       110,661
                                                                                 2004   1.349       1.583        82,428
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.411       1.495            --
                                                                                 2005   1.418       1.411         1,595
                                                                                 2004   1.280       1.418         1,597
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   1.093       1.154            --
                                                                                 2008   1.265       1.093        79,983
                                                                                 2007   1.218       1.265       111,506
                                                                                 2006   1.171       1.218       136,426
                                                                                 2005   1.167       1.171       185,000
                                                                                 2004   1.085       1.167       105,360
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 2007   1.493       1.487            --
                                                                                 2006   1.326       1.493        63,992
                                                                                 2005   1.294       1.326        65,701
                                                                                 2004   1.187       1.294        36,753

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2013   2.795       2.675        28,245
                                                                               2012   2.558       2.795        32,896
                                                                               2011   3.421       2.558        32,379
                                                                               2010   3.023       3.421        33,403
                                                                               2009   1.775       3.023        32,633
                                                                               2008   4.350       1.775        45,130
                                                                               2007   3.121       4.350        39,913
                                                                               2006   2.353       3.121        40,788
                                                                               2005   1.747       2.353        33,414
                                                                               2004   1.504       1.747        20,200
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2013   1.632       2.058        39,039
                                                                               2012   1.517       1.632        59,593
                                                                               2011   1.465       1.517        52,134
                                                                               2010   1.256       1.465        56,089
                                                                               2009   1.126       1.256        74,063
                                                                               2008   1.656       1.126        96,522
                                                                               2007   1.683       1.656       108,739
                                                                               2006   1.408       1.683       235,456
                                                                               2005   1.363       1.408       245,788
                                                                               2004   1.200       1.363       119,770
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.162       1.356       649,179
                                                                               2012   1.061       1.162       673,855
                                                                               2011   1.121       1.061       681,258
                                                                               2010   0.998       1.121       692,934
                                                                               2009   0.769       0.998       690,626
                                                                               2008   1.210       0.769       590,188
                                                                               2007   1.169       1.210       353,737
                                                                               2006   1.060       1.169       222,894
                                                                               2005   0.983       1.060        13,052
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.185       1.348       317,369
                                                                               2012   1.085       1.185       357,010
                                                                               2011   1.132       1.085       424,014
                                                                               2010   1.015       1.132       435,153
                                                                               2009   0.789       1.015       395,998
                                                                               2008   1.171       0.789       523,488
                                                                               2007   1.132       1.171       491,924
                                                                               2006   1.045       1.132       390,965
                                                                               2005   0.992       1.045       159,282
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.719       2.233        42,308
                                                                               2012   1.585       1.719        37,081
                                                                               2011   1.720       1.585        37,934
                                                                               2010   1.490       1.720        39,021
                                                                               2009   1.216       1.490        45,751
                                                                               2008   1.875       1.216        69,079
                                                                               2007   1.819       1.875        69,903
                                                                               2006   1.655       1.819       138,595
                                                                               2005   1.571       1.655       163,449
                                                                               2004   1.318       1.571        36,422
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2013   2.360       2.346        61,228
                                                                               2012   2.078       2.360        68,150
                                                                               2011   1.934       2.078        76,700
                                                                               2010   1.537       1.934       101,546
                                                                               2009   1.194       1.537       135,067
                                                                               2008   1.979       1.194       122,805
                                                                               2007   2.500       1.979       140,036
                                                                               2006   1.871       2.500       150,631
                                                                               2005   1.664       1.871       153,453
                                                                               2004   1.256       1.664       140,554




       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20%
                                          UNIT      UNIT     NUMBER OF
                                         VALUE      VALUE      UNITS
                                           AT        AT     OUTSTANDING
                                       BEGINNING   END OF       AT
PORTFOLIO NAME                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.318       1.402            --
                                                                                    2006   1.271       1.318       152,458
                                                                                    2005   1.196       1.271        97,463
                                                                                    2004   1.150       1.196           959
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.522       1.501            --
                                                                                    2007   1.424       1.522       205,972
                                                                                    2006   1.311       1.424       197,598
                                                                                    2005   1.250       1.311       112,316
                                                                                    2004   1.125       1.250           923
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.511       1.917       569,281
                                                                                    2012   1.380       1.511       610,890
                                                                                    2011   1.331       1.380       672,651
                                                                                    2010   1.127       1.331       762,084
                                                                                    2009   0.982       1.127       832,038
                                                                                    2008   1.377       0.982       869,715
                                                                                    2007   1.447       1.377       893,429
                                                                                    2006   1.263       1.447       659,851
                                                                                    2005   1.248       1.263       308,492
                                                                                    2004   1.149       1.248        17,811
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.573       2.126       319,854
                                                                                    2012   1.451       1.573       341,064
                                                                                    2011   1.558       1.451       382,611
                                                                                    2010   1.248       1.558       416,400
                                                                                    2009   0.889       1.248       443,376
                                                                                    2008   1.580       0.889       291,442
                                                                                    2007   1.452       1.580       263,082
                                                                                    2006   1.365       1.452       209,223
                                                                                    2005   1.332       1.365       142,230
                                                                                    2004   1.221       1.332        13,077
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.708       2.054       810,535
                                                                                    2012   1.477       1.708       892,122
                                                                                    2011   1.689       1.477       974,513
                                                                                    2010   1.593       1.689     1,045,008
                                                                                    2009   1.188       1.593     1,143,831
                                                                                    2008   2.037       1.188     1,222,137
                                                                                    2007   1.804       2.037     1,379,337
                                                                                    2006   1.518       1.804     1,194,699
                                                                                    2005   1.409       1.518       976,249
                                                                                    2004   1.215       1.409        35,367
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.503       2.166       497,629
                                                                                    2012   1.297       1.503       517,081
                                                                                    2011   1.298       1.297       748,771
                                                                                    2010   1.064       1.298       705,100
                                                                                    2009   0.810       1.064       607,206
                                                                                    2008   1.394       0.810       647,413
                                                                                    2007   1.453       1.394       662,431
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   1.348       1.743       272,027
                                                                                    2012   1.199       1.348       180,451
                                                                                    2011   1.306       1.199       204,240
                                                                                    2010   1.145       1.306       243,750
                                                                                    2009   0.905       1.145       240,105
                                                                                    2008   1.459       0.905       244,917
                                                                                    2007   1.529       1.459       261,378
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)............ 2013   1.242       1.527     1,822,094
                                                                                    2012   1.113       1.242     1,569,072
                                                                                    2011   1.056       1.113     1,540,342
                                                                                    2010   0.963       1.056     1,681,761
                                                                                    2009   0.803       0.963     1,815,238
                                                                                    2008   1.262       0.803     1,630,635
                                                                                    2007   1.262       1.262     1,496,484
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)....................................... 2007   1.189       1.243            --
                                                                                    2006   1.031       1.189        65,700
                                                                                    2005   0.976       1.031        21,725
 LMPVPI Total Return Subaccount (Class II) (6/03).................................. 2007   1.235       1.268            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2006   1.125       1.235       853,550
                                                                                2005   1.117       1.125        93,889
                                                                                2004   1.052       1.117         3,088
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.420       1.467            --
                                                                                2006   1.311       1.420       732,486
                                                                                2005   1.222       1.311       154,342
                                                                                2004   1.148       1.222            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2013   1.748       1.870     1,589,520
                                                                                2012   1.534       1.748     1,759,081
                                                                                2011   1.532       1.534     1,841,239
                                                                                2010   1.455       1.532     1,884,532
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.807       0.765            --
                                                                                2008   1.440       0.807       242,182
                                                                                2007   1.385       1.440       226,750
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.631       1.903       375,954
                                                                                2012   1.429       1.631       423,883
                                                                                2011   1.636       1.429       514,171
                                                                                2010   1.501       1.636       542,075
                                                                                2009   1.166       1.501       554,678
                                                                                2008   2.069       1.166       586,996
                                                                                2007   1.978       2.069        13,231
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.026       1.110            --
                                                                                2012   0.996       1.026       473,681
                                                                                2011   1.075       0.996       505,149
                                                                                2010   0.895       1.075       463,499
                                                                                2009   0.669       0.895       398,822
                                                                                2008   1.063       0.669       378,102
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.861       0.966            --
                                                                                2011   0.893       0.861       629,019
                                                                                2010   0.834       0.893       688,766
                                                                                2009   0.593       0.834       894,060
                                                                                2008   1.122       0.593       677,434
                                                                                2007   1.004       1.122       600,677
                                                                                2006   0.994       1.004       505,262
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.043       1.297       465,503
                                                                                2012   0.880       1.043       585,544
                                                                                2011   0.982       0.880       712,965
                                                                                2010   0.866       0.982       739,403
                                                                                2009   0.633       0.866       845,006
                                                                                2008   1.089       0.633       896,168
                                                                                2007   1.047       1.089       844,005
                                                                                2006   0.996       1.047       747,772
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.471       1.411     3,776,771
                                                                                2012   1.376       1.471     3,883,138
                                                                                2011   1.388       1.376     4,148,350
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.328       1.724       630,695
                                                                                2012   1.230       1.328       682,775
                                                                                2011   1.404       1.230       738,972
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.539       1.527     4,100,327
                                                                                2012   1.412       1.539     4,565,747
                                                                                2011   1.395       1.412     4,867,441
                                                                                2010   1.273       1.395     5,177,999
                                                                                2009   1.045       1.273     5,102,042
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   1.145       1.501       401,013
                                                                                2012   1.025       1.145       367,667
                                                                                2011   1.152       1.025       355,840
                                                                                2010   0.985       1.152       308,470
                                                                                2009   0.786       0.985       259,101
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   0.962       0.941     4,784,533

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   0.984       0.962     5,447,560
                                                                                2011   1.005       0.984     5,574,947
                                                                                2010   1.028       1.005     5,758,011
                                                                                2009   1.046       1.028     7,628,176
                                                                                2008   1.040       1.046     7,012,301
                                                                                2007   1.012       1.040     4,380,223
                                                                                2006   0.993       1.012     4,014,525
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.922       1.233       574,082
                                                                                2012   0.960       0.922       614,203
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2013   1.116       1.296     1,688,527
                                                                                2012   1.025       1.116     1,660,269
                                                                                2011   1.026       1.025     1,802,616
                                                                                2010   0.955       1.026     1,854,385
                                                                                2009   0.825       0.955     2,276,123
                                                                                2008   1.087       0.825     1,231,684
                                                                                2007   1.110       1.087       562,973
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.117       1.388       441,462
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   0.987       0.993            --
                                                                                2005   0.980       0.987     1,262,740
                                                                                2004   0.992       0.980       270,004
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.231       1.284            --
                                                                                2005   1.200       1.231       188,337
                                                                                2004   1.151       1.200        16,464
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.642       1.784            --
                                                                                2005   1.472       1.642       176,550
                                                                                2004   1.265       1.472         2,002
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   0.994       1.027            --
                                                                                2006   0.985       0.994       413,296
                                                                                2005   0.990       0.985       138,047
                                                                                2004   0.982       0.990         4,059
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.986       1.103            --
                                                                                2005   0.996       0.986        42,144
                                                                                2004   1.024       0.996         1,156
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.084       1.146            --
                                                                                2005   1.068       1.084       186,257
                                                                                2004   1.044       1.068            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.293       1.319            --
                                                                                2010   1.213       1.293     1,855,668
                                                                                2009   1.057       1.213     1,716,896
                                                                                2008   1.090       1.057     1,132,743
                                                                                2007   1.079       1.090       851,738
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2013   1.049       1.319       652,140
                                                                                2012   0.970       1.049       773,347
                                                                                2011   1.029       0.970       838,235
                                                                                2010   0.963       1.029     1,002,389
                                                                                2009   0.850       0.963       971,619
                                                                                2008   1.289       0.850     1,152,185
                                                                                2007   1.238       1.289       738,635
                                                                                2006   1.080       1.238       648,536
                                                                                2005   0.986       1.080       247,718
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.236       1.354            --
                                                                                2006   1.060       1.236         4,418
                                                                                2005   0.977       1.060        19,224
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.454       1.837            --
                                                                                2005   1.379       1.454        26,518
                                                                                2004   1.193       1.379            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.318       1.407            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2010   1.164       1.318       782,086
                                                                                 2009   0.953       1.164       827,996
                                                                                 2008   1.484       0.953       870,388
                                                                                 2007   1.448       1.484       876,327
                                                                                 2006   1.272       1.448       455,560
                                                                                 2005   1.227       1.272       394,294
                                                                                 2004   1.131       1.227            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.729       0.725            --
                                                                                 2008   1.133       0.729     2,782,170
                                                                                 2007   1.135       1.133     2,222,632
                                                                                 2006   1.035       1.135     1,424,978
                                                                                 2005   0.996       1.035       114,430
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.222       1.307            --
                                                                                 2009   0.780       1.222     2,153,739
                                                                                 2008   1.239       0.780     1,561,877
                                                                                 2007   1.200       1.239     1,488,718
                                                                                 2006   1.133       1.200       873,996
                                                                                 2005   1.139       1.133       152,759
                                                                                 2004   1.081       1.139            --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.732       0.699            --
                                                                                 2008   1.243       0.732     1,046,766
                                                                                 2007   1.208       1.243       901,767
                                                                                 2006   1.079       1.208       783,935
                                                                                 2005   1.003       1.079       471,583
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.637       0.670            --
                                                                                 2008   1.278       0.637       187,658
                                                                                 2007   1.216       1.278       177,229
                                                                                 2006   1.140       1.216        37,847
                                                                                 2005   1.129       1.140        10,683
                                                                                 2004   1.086       1.129            --
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   1.114       1.016            --
                                                                                 2008   2.077       1.114       156,850
                                                                                 2007   1.875       2.077       172,734
                                                                                 2006   1.563       1.875       123,275
                                                                                 2005   1.387       1.563        39,036
                                                                                 2004   1.197       1.387            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.740       0.760            --
                                                                                 2008   1.227       0.740       344,348
                                                                                 2007   1.160       1.227       381,437
                                                                                 2006   1.153       1.160       321,566
                                                                                 2005   1.090       1.153       150,546
                                                                                 2004   1.028       1.090         2,106
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.153       1.356            --
                                                                                 2006   1.093       1.153        74,198
                                                                                 2005   1.068       1.093        36,466
                                                                                 2004   1.061       1.068            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   0.945       0.900            --
                                                                                 2008   1.560       0.945       318,190
                                                                                 2007   1.719       1.560       300,267
                                                                                 2006   1.539       1.719       252,134
                                                                                 2005   1.416       1.539        87,838
                                                                                 2004   1.207       1.416            --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.291       1.368            --
                                                                                 2005   1.299       1.291         1,437
                                                                                 2004   1.173       1.299            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   1.050       1.108            --
                                                                                 2008   1.215       1.050     3,917,463
                                                                                 2007   1.170       1.215     3,385,599
                                                                                 2006   1.126       1.170     1,734,444
                                                                                 2005   1.123       1.126       563,381
                                                                                 2004   1.044       1.123        20,010
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 2007   1.405       1.399            --
                                                                                 2006   1.248       1.405       199,064
                                                                                 2005   1.219       1.248       146,050
                                                                                 2004   1.119       1.219            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2013   2.539       2.429        359,320
                                                                               2012   2.325       2.539        352,834
                                                                               2011   3.111       2.325        374,021
                                                                               2010   2.751       3.111        467,709
                                                                               2009   1.616       2.751        478,714
                                                                               2008   3.962       1.616        392,743
                                                                               2007   2.843       3.962        362,481
                                                                               2006   2.145       2.843        279,464
                                                                               2005   1.593       2.145        110,248
                                                                               2004   1.372       1.593             --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2013   1.505       1.896        378,261
                                                                               2012   1.399       1.505        387,750
                                                                               2011   1.352       1.399        443,450
                                                                               2010   1.159       1.352        470,533
                                                                               2009   1.040       1.159        499,243
                                                                               2008   1.530       1.040        562,329
                                                                               2007   1.556       1.530        692,157
                                                                               2006   1.302       1.556        387,094
                                                                               2005   1.261       1.302        159,828
                                                                               2004   1.111       1.261          1,953
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.157       1.350     60,164,655
                                                                               2012   1.058       1.157     61,614,213
                                                                               2011   1.118       1.058     64,115,693
                                                                               2010   0.996       1.118     67,093,347
                                                                               2009   0.767       0.996     69,942,656
                                                                               2008   1.208       0.767     73,180,720
                                                                               2007   1.168       1.208     60,850,809
                                                                               2006   1.060       1.168     37,017,997
                                                                               2005   0.983       1.060      1,160,964
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.180       1.342     23,179,836
                                                                               2012   1.081       1.180     24,921,222
                                                                               2011   1.129       1.081     25,550,474
                                                                               2010   1.013       1.129     27,045,384
                                                                               2009   0.788       1.013     27,575,738
                                                                               2008   1.169       0.788     29,025,111
                                                                               2007   1.131       1.169     25,120,906
                                                                               2006   1.045       1.131     14,750,685
                                                                               2005   0.992       1.045        707,003
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.558       2.023        458,366
                                                                               2012   1.437       1.558        491,106
                                                                               2011   1.560       1.437        543,373
                                                                               2010   1.353       1.560        699,721
                                                                               2009   1.104       1.353        763,643
                                                                               2008   1.704       1.104        724,375
                                                                               2007   1.653       1.704        720,776
                                                                               2006   1.505       1.653        501,696
                                                                               2005   1.430       1.505        225,231
                                                                               2004   1.200       1.430         14,164
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2013   2.265       2.250        214,102
                                                                               2012   1.995       2.265        216,119
                                                                               2011   1.858       1.995        260,473
                                                                               2010   1.477       1.858        266,952
                                                                               2009   1.148       1.477        265,718
                                                                               2008   1.904       1.148        250,224
                                                                               2007   2.406       1.904        334,000
                                                                               2006   1.802       2.406        251,457
                                                                               2005   1.603       1.802        107,773
                                                                               2004   1.211       1.603            788




       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25%
                                          UNIT      UNIT     NUMBER OF
                                         VALUE      VALUE      UNITS
                                           AT        AT     OUTSTANDING
                                       BEGINNING   END OF       AT
PORTFOLIO NAME                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.169       1.243            --
                                                                                    2006   1.127       1.169       100,852
                                                                                    2005   1.062       1.127       102,564
                                                                                    2004   1.000       1.062            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.339       1.320            --
                                                                                    2007   1.253       1.339        48,930
                                                                                    2006   1.155       1.253        20,570
                                                                                    2005   1.101       1.155            --
                                                                                    2004   1.000       1.101            --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.312       1.664        73,317
                                                                                    2012   1.199       1.312        83,893
                                                                                    2011   1.157       1.199        84,836
                                                                                    2010   0.981       1.157        95,277
                                                                                    2009   0.855       0.981        97,909
                                                                                    2008   1.199       0.855        27,190
                                                                                    2007   1.260       1.199        28,069
                                                                                    2006   1.101       1.260        23,082
                                                                                    2005   1.088       1.101        21,819
                                                                                    2004   1.000       1.088            --
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.302       1.759        17,329
                                                                                    2012   1.202       1.302        18,423
                                                                                    2011   1.291       1.202         8,863
                                                                                    2010   1.035       1.291         9,504
                                                                                    2009   0.737       1.035        10,090
                                                                                    2008   1.311       0.737        13,652
                                                                                    2007   1.206       1.311        45,305
                                                                                    2006   1.134       1.206        27,980
                                                                                    2005   1.107       1.134            --
                                                                                    2004   1.000       1.107            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.392       1.674            --
                                                                                    2012   1.204       1.392            --
                                                                                    2011   1.378       1.204            --
                                                                                    2010   1.300       1.378         1,289
                                                                                    2009   0.970       1.300         4,681
                                                                                    2008   1.665       0.970         6,651
                                                                                    2007   1.475       1.665         5,990
                                                                                    2006   1.242       1.475         6,566
                                                                                    2005   1.153       1.242         6,907
                                                                                    2004   1.000       1.153         2,400
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.270       1.830        26,488
                                                                                    2012   1.097       1.270        30,053
                                                                                    2011   1.098       1.097        60,384
                                                                                    2010   0.900       1.098        73,857
                                                                                    2009   0.686       0.900        80,596
                                                                                    2008   1.181       0.686        78,465
                                                                                    2007   1.232       1.181        76,228
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   1.129       1.459            --
                                                                                    2012   1.004       1.129            --
                                                                                    2011   1.095       1.004            --
                                                                                    2010   0.960       1.095            --
                                                                                    2009   0.759       0.960            --
                                                                                    2008   1.224       0.759            --
                                                                                    2007   1.284       1.224            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)............ 2013   1.157       1.422            --
                                                                                    2012   1.037       1.157            --
                                                                                    2011   0.985       1.037            --
                                                                                    2010   0.898       0.985            --
                                                                                    2009   0.749       0.898            --
                                                                                    2008   1.178       0.749            --
                                                                                    2007   1.179       1.178        39,991
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)....................................... 2007   1.188       1.242            --
                                                                                    2006   1.030       1.188            --
                                                                                    2005   0.976       1.030            --
 LMPVPI Total Return Subaccount (Class II) (6/03).................................. 2007   1.154       1.184            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2006   1.052       1.154        22,928
                                                                                2005   1.044       1.052            --
                                                                                2004   1.000       1.044            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.204       1.243            --
                                                                                2006   1.112       1.204        51,528
                                                                                2005   1.037       1.112         8,278
                                                                                2004   1.000       1.037            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2013   1.581       1.690        54,436
                                                                                2012   1.388       1.581        58,450
                                                                                2011   1.387       1.388        75,532
                                                                                2010   1.318       1.387       135,492
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.714       0.677            --
                                                                                2008   1.276       0.714        91,316
                                                                                2007   1.228       1.276        94,385
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.393       1.624       123,988
                                                                                2012   1.221       1.393       183,252
                                                                                2011   1.398       1.221       185,757
                                                                                2010   1.284       1.398       246,499
                                                                                2009   0.998       1.284       285,027
                                                                                2008   1.771       0.998       327,394
                                                                                2007   1.694       1.771            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.022       1.105            --
                                                                                2012   0.993       1.022       169,411
                                                                                2011   1.072       0.993       186,468
                                                                                2010   0.893       1.072       223,296
                                                                                2009   0.667       0.893       229,127
                                                                                2008   1.061       0.667       251,501
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.859       0.963            --
                                                                                2011   0.891       0.859        68,819
                                                                                2010   0.833       0.891        70,502
                                                                                2009   0.593       0.833        65,912
                                                                                2008   1.121       0.593        68,441
                                                                                2007   1.003       1.121       108,075
                                                                                2006   0.994       1.003        88,431
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.040       1.292       109,254
                                                                                2012   0.878       1.040       123,573
                                                                                2011   0.980       0.878       171,178
                                                                                2010   0.865       0.980       182,880
                                                                                2009   0.633       0.865       200,176
                                                                                2008   1.088       0.633       186,927
                                                                                2007   1.047       1.088       195,182
                                                                                2006   0.996       1.047       213,066
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.453       1.394        29,696
                                                                                2012   1.360       1.453        25,290
                                                                                2011   1.373       1.360        24,862
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.189       1.542       103,378
                                                                                2012   1.102       1.189       115,727
                                                                                2011   1.258       1.102       118,734
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.557       1.544       294,705
                                                                                2012   1.429       1.557       324,350
                                                                                2011   1.413       1.429       312,669
                                                                                2010   1.289       1.413       312,156
                                                                                2009   1.059       1.289       315,972
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   1.012       1.326        78,802
                                                                                2012   0.906       1.012        83,631
                                                                                2011   1.019       0.906        87,639
                                                                                2010   0.872       1.019        98,884
                                                                                2009   0.696       0.872       100,754
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   0.968       0.947        35,188

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   0.991       0.968        31,491
                                                                                2011   1.013       0.991       169,646
                                                                                2010   1.036       1.013        38,483
                                                                                2009   1.055       1.036        62,582
                                                                                2008   1.049       1.055        13,530
                                                                                2007   1.022       1.049        24,586
                                                                                2006   1.003       1.022        16,140
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.919       1.228        21,135
                                                                                2012   0.960       0.919        21,152
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2013   1.113       1.291        90,414
                                                                                2012   1.023       1.113       104,902
                                                                                2011   1.024       1.023       113,808
                                                                                2010   0.953       1.024       121,799
                                                                                2009   0.824       0.953       131,336
                                                                                2008   1.086       0.824       134,127
                                                                                2007   1.109       1.086       193,463
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.113       1.382       104,748
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   0.997       1.003            --
                                                                                2005   0.991       0.997        15,391
                                                                                2004   1.000       0.991            --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.092       1.138            --
                                                                                2005   1.065       1.092         8,108
                                                                                2004   1.000       1.065            --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.299       1.411            --
                                                                                2005   1.165       1.299       130,974
                                                                                2004   1.000       1.165            --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   0.996       1.028            --
                                                                                2006   0.987       0.996        40,869
                                                                                2005   0.992       0.987        39,202
                                                                                2004   1.000       0.992            --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.986       1.102            --
                                                                                2005   0.996       0.986            --
                                                                                2004   1.024       0.996            --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.035       1.094            --
                                                                                2005   1.020       1.035         3,976
                                                                                2004   1.000       1.020            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.291       1.317            --
                                                                                2010   1.212       1.291        29,176
                                                                                2009   1.057       1.212        20,384
                                                                                2008   1.090       1.057        19,251
                                                                                2007   1.079       1.090        35,992
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2013   1.045       1.314        47,133
                                                                                2012   0.966       1.045        51,558
                                                                                2011   1.026       0.966        52,450
                                                                                2010   0.960       1.026        55,757
                                                                                2009   0.849       0.960        60,086
                                                                                2008   1.287       0.849        58,191
                                                                                2007   1.237       1.287        57,785
                                                                                2006   1.080       1.237            --
                                                                                2005   0.986       1.080            --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.235       1.352            --
                                                                                2006   1.059       1.235         3,927
                                                                                2005   0.977       1.059         3,937
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.257       1.586            --
                                                                                2005   1.192       1.257            --
                                                                                2004   1.000       1.192            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.181       1.260            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2010   1.044       1.181       130,249
                                                                                 2009   0.855       1.044       136,301
                                                                                 2008   1.332       0.855       127,614
                                                                                 2007   1.300       1.332       135,240
                                                                                 2006   1.143       1.300       141,624
                                                                                 2005   1.103       1.143       140,572
                                                                                 2004   1.000       1.103            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.727       0.724            --
                                                                                 2008   1.132       0.727        16,031
                                                                                 2007   1.134       1.132        17,782
                                                                                 2006   1.035       1.134         1,902
                                                                                 2005   0.996       1.035            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.103       1.180            --
                                                                                 2009   0.705       1.103           848
                                                                                 2008   1.120       0.705           993
                                                                                 2007   1.085       1.120       238,858
                                                                                 2006   1.025       1.085       359,442
                                                                                 2005   1.031       1.025            --
                                                                                 2004   1.000       1.031            --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.731       0.698            --
                                                                                 2008   1.242       0.731       131,565
                                                                                 2007   1.207       1.242            --
                                                                                 2006   1.079       1.207            --
                                                                                 2005   1.003       1.079            --
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.597       0.627            --
                                                                                 2008   1.197       0.597            --
                                                                                 2007   1.140       1.197            --
                                                                                 2006   1.069       1.140            --
                                                                                 2005   1.060       1.069            --
                                                                                 2004   1.000       1.060            --
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   0.946       0.863            --
                                                                                 2008   1.763       0.946            --
                                                                                 2007   1.593       1.763            --
                                                                                 2006   1.329       1.593            --
                                                                                 2005   1.180       1.329            --
                                                                                 2004   1.000       1.180            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.738       0.758            --
                                                                                 2008   1.224       0.738        72,759
                                                                                 2007   1.158       1.224        77,665
                                                                                 2006   1.152       1.158        82,911
                                                                                 2005   1.089       1.152        81,915
                                                                                 2004   1.028       1.089            --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.151       1.353            --
                                                                                 2006   1.092       1.151         3,723
                                                                                 2005   1.068       1.092            --
                                                                                 2004   1.061       1.068            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   0.757       0.721            --
                                                                                 2008   1.251       0.757        41,620
                                                                                 2007   1.378       1.251        34,778
                                                                                 2006   1.235       1.378         5,080
                                                                                 2005   1.137       1.235            --
                                                                                 2004   1.000       1.137            --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.082       1.146            --
                                                                                 2005   1.089       1.082            --
                                                                                 2004   1.000       1.089            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   0.987       1.042            --
                                                                                 2008   1.143       0.987       132,054
                                                                                 2007   1.101       1.143       161,643
                                                                                 2006   1.060       1.101       165,687
                                                                                 2005   1.058       1.060       152,594
                                                                                 2004   1.000       1.058            --
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 2007   1.253       1.247            --
                                                                                 2006   1.113       1.253        13,181
                                                                                 2005   1.088       1.113        13,647
                                                                                 2004   1.000       1.088            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2013   1.813       1.734        29,883
                                                                               2012   1.661       1.813        27,501
                                                                               2011   2.224       1.661        41,499
                                                                               2010   1.968       2.224        36,996
                                                                               2009   1.156       1.968        41,530
                                                                               2008   2.837       1.156        47,696
                                                                               2007   2.037       2.837        42,036
                                                                               2006   1.537       2.037        27,146
                                                                               2005   1.142       1.537            --
                                                                               2004   1.000       1.142            --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2013   1.345       1.695            --
                                                                               2012   1.251       1.345            --
                                                                               2011   1.210       1.251            --
                                                                               2010   1.038       1.210            --
                                                                               2009   0.932       1.038            --
                                                                               2008   1.371       0.932            --
                                                                               2007   1.395       1.371            --
                                                                               2006   1.168       1.395            --
                                                                               2005   1.132       1.168            --
                                                                               2004   1.000       1.132            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.153       1.344         8,981
                                                                               2012   1.054       1.153         9,013
                                                                               2011   1.114       1.054         9,049
                                                                               2010   0.993       1.114       123,368
                                                                               2009   0.766       0.993       123,409
                                                                               2008   1.206       0.766         9,172
                                                                               2007   1.167       1.206            --
                                                                               2006   1.059       1.167            --
                                                                               2005   0.983       1.059            --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.175       1.336            --
                                                                               2012   1.078       1.175        39,747
                                                                               2011   1.126       1.078        41,570
                                                                               2010   1.010       1.126        41,651
                                                                               2009   0.786       1.010        41,794
                                                                               2008   1.167       0.786        41,987
                                                                               2007   1.130       1.167        45,883
                                                                               2006   1.045       1.130        45,924
                                                                               2005   0.992       1.045        40,276
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.269       1.648            --
                                                                               2012   1.172       1.269            --
                                                                               2011   1.273       1.172            --
                                                                               2010   1.104       1.273            --
                                                                               2009   0.901       1.104            --
                                                                               2008   1.392       0.901            --
                                                                               2007   1.351       1.392            --
                                                                               2006   1.231       1.351            --
                                                                               2005   1.170       1.231            --
                                                                               2004   1.000       1.170            --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2013   1.745       1.732        24,808
                                                                               2012   1.538       1.745        23,884
                                                                               2011   1.433       1.538        49,874
                                                                               2010   1.140       1.433        54,993
                                                                               2009   0.886       1.140        57,343
                                                                               2008   1.470       0.886        46,566
                                                                               2007   1.859       1.470        76,956
                                                                               2006   1.393       1.859        47,009
                                                                               2005   1.240       1.393         6,621
                                                                               2004   1.000       1.240            --




       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30%
                                          UNIT      UNIT     NUMBER OF
                                         VALUE      VALUE      UNITS
                                           AT        AT     OUTSTANDING
                                       BEGINNING   END OF       AT
PORTFOLIO NAME                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.393       1.482            --
                                                                                    2006   1.344       1.393       684,855
                                                                                    2005   1.267       1.344       716,175
                                                                                    2004   1.219       1.267       689,264
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.669       1.645            --
                                                                                    2007   1.563       1.669       289,693
                                                                                    2006   1.441       1.563       285,922
                                                                                    2005   1.374       1.441       283,768
                                                                                    2004   1.238       1.374       241,962
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.576       1.998       548,233
                                                                                    2012   1.441       1.576       672,139
                                                                                    2011   1.391       1.441       698,636
                                                                                    2010   1.180       1.391       761,573
                                                                                    2009   1.029       1.180       826,413
                                                                                    2008   1.444       1.029       970,424
                                                                                    2007   1.518       1.444     1,157,148
                                                                                    2006   1.327       1.518     1,295,206
                                                                                    2005   1.312       1.327     1,395,984
                                                                                    2004   1.210       1.312     1,267,817
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.695       2.289       276,849
                                                                                    2012   1.565       1.695       353,870
                                                                                    2011   1.683       1.565       394,693
                                                                                    2010   1.349       1.683       433,418
                                                                                    2009   0.962       1.349       499,780
                                                                                    2008   1.711       0.962       423,284
                                                                                    2007   1.574       1.711       474,991
                                                                                    2006   1.482       1.574       528,578
                                                                                    2005   1.447       1.482       543,569
                                                                                    2004   1.328       1.447       524,690
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.855       2.229       482,079
                                                                                    2012   1.605       1.855       560,952
                                                                                    2011   1.838       1.605       659,711
                                                                                    2010   1.735       1.838       726,578
                                                                                    2009   1.296       1.735       720,976
                                                                                    2008   2.224       1.296       654,891
                                                                                    2007   1.971       2.224       723,589
                                                                                    2006   1.661       1.971       709,070
                                                                                    2005   1.542       1.661     1,084,809
                                                                                    2004   1.331       1.542       561,804
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.622       2.336       411,813
                                                                                    2012   1.401       1.622       633,234
                                                                                    2011   1.403       1.401       598,391
                                                                                    2010   1.151       1.403       692,220
                                                                                    2009   0.878       1.151       773,260
                                                                                    2008   1.512       0.878       830,731
                                                                                    2007   1.577       1.512       920,562
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   1.473       1.903        31,293
                                                                                    2012   1.312       1.473        91,986
                                                                                    2011   1.431       1.312       117,821
                                                                                    2010   1.255       1.431       123,958
                                                                                    2009   0.993       1.255       143,417
                                                                                    2008   1.602       0.993       161,507
                                                                                    2007   1.681       1.602       189,239
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)............ 2013   1.297       1.593       120,262
                                                                                    2012   1.164       1.297       146,779
                                                                                    2011   1.106       1.164       182,083
                                                                                    2010   1.009       1.106       215,436
                                                                                    2009   0.842       1.009       224,692
                                                                                    2008   1.325       0.842       234,511
                                                                                    2007   1.326       1.325       235,616
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)....................................... 2007   1.187       1.241            --
                                                                                    2006   1.030       1.187           532
                                                                                    2005   0.976       1.030            --
 LMPVPI Total Return Subaccount (Class II) (6/03).................................. 2007   1.298       1.332            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2006   1.183       1.298       241,915
                                                                                2005   1.176       1.183       250,017
                                                                                2004   1.109       1.176       176,553
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.542       1.592            --
                                                                                2006   1.424       1.542     1,052,608
                                                                                2005   1.329       1.424     1,089,644
                                                                                2004   1.250       1.329     1,018,896
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2013   1.731       1.850     1,119,376
                                                                                2012   1.520       1.731     1,343,188
                                                                                2011   1.520       1.520     1,640,574
                                                                                2010   1.445       1.520     1,528,073
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.851       0.806            --
                                                                                2008   1.520       0.851       503,405
                                                                                2007   1.463       1.520       565,992
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.762       2.054       415,429
                                                                                2012   1.545       1.762       498,479
                                                                                2011   1.771       1.545       540,687
                                                                                2010   1.627       1.771       574,162
                                                                                2009   1.265       1.627       564,512
                                                                                2008   2.246       1.265       655,778
                                                                                2007   2.149       2.246        38,853
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.018       1.101            --
                                                                                2012   0.990       1.018       336,292
                                                                                2011   1.069       0.990       447,407
                                                                                2010   0.890       1.069       576,675
                                                                                2009   0.666       0.890       666,203
                                                                                2008   1.060       0.666       700,535
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.856       0.961            --
                                                                                2011   0.889       0.856       338,166
                                                                                2010   0.831       0.889       519,645
                                                                                2009   0.592       0.831       514,686
                                                                                2008   1.120       0.592       395,198
                                                                                2007   1.003       1.120       408,151
                                                                                2006   0.994       1.003       386,089
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.036       1.287       360,622
                                                                                2012   0.875       1.036       461,846
                                                                                2011   0.978       0.875       522,909
                                                                                2010   0.863       0.978       617,126
                                                                                2009   0.632       0.863       683,959
                                                                                2008   1.087       0.632       749,310
                                                                                2007   1.047       1.087       994,696
                                                                                2006   0.996       1.047     1,017,666
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.491       1.429     1,073,583
                                                                                2012   1.396       1.491     1,529,282
                                                                                2011   1.409       1.396     1,387,380
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.404       1.820       671,410
                                                                                2012   1.301       1.404       851,988
                                                                                2011   1.486       1.301       978,361
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.524       1.511     1,363,441
                                                                                2012   1.400       1.524     1,512,121
                                                                                2011   1.384       1.400     1,675,210
                                                                                2010   1.264       1.384     1,803,608
                                                                                2009   1.039       1.264     1,734,673
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   1.202       1.575       283,886
                                                                                2012   1.078       1.202       427,336
                                                                                2011   1.213       1.078       469,671
                                                                                2010   1.037       1.213       495,260
                                                                                2009   0.829       1.037       495,607
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   0.951       0.929     1,747,083

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   0.973       0.951     2,213,265
                                                                                2011   0.996       0.973     2,398,749
                                                                                2010   1.019       0.996     2,788,304
                                                                                2009   1.038       1.019     2,986,298
                                                                                2008   1.033       1.038     4,776,389
                                                                                2007   1.006       1.033     2,191,855
                                                                                2006   0.988       1.006     3,150,633
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.916       1.224       221,446
                                                                                2012   0.960       0.916       287,676
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2013   1.109       1.286       194,842
                                                                                2012   1.020       1.109       274,579
                                                                                2011   1.021       1.020       370,833
                                                                                2010   0.952       1.021       417,631
                                                                                2009   0.823       0.952       377,004
                                                                                2008   1.085       0.823       237,057
                                                                                2007   1.109       1.085       467,325
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.109       1.376       254,635
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   0.982       0.988            --
                                                                                2005   0.977       0.982     2,155,851
                                                                                2004   0.989       0.977     1,991,303
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.310       1.366            --
                                                                                2005   1.278       1.310       403,382
                                                                                2004   1.227       1.278       357,913
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.821       1.978            --
                                                                                2005   1.634       1.821       582,730
                                                                                2004   1.406       1.634       550,598
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.000       1.032            --
                                                                                2006   0.992       1.000       987,161
                                                                                2005   0.997       0.992       995,000
                                                                                2004   0.991       0.997       954,321
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.985       1.100            --
                                                                                2005   0.996       0.985       197,218
                                                                                2004   1.024       0.996       192,784
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.144       1.209            --
                                                                                2005   1.129       1.144       304,506
                                                                                2004   1.105       1.129       234,673
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.289       1.314            --
                                                                                2010   1.211       1.289       803,814
                                                                                2009   1.056       1.211     1,019,208
                                                                                2008   1.090       1.056     1,064,525
                                                                                2007   1.079       1.090       938,618
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2013   1.041       1.308       220,476
                                                                                2012   0.963       1.041       234,473
                                                                                2011   1.023       0.963       201,471
                                                                                2010   0.958       1.023       214,775
                                                                                2009   0.847       0.958       227,693
                                                                                2008   1.285       0.847       379,868
                                                                                2007   1.236       1.285       245,422
                                                                                2006   1.080       1.236       212,933
                                                                                2005   0.986       1.080       155,229
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.234       1.350            --
                                                                                2006   1.059       1.234         5,287
                                                                                2005   0.977       1.059            --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.554       1.961            --
                                                                                2005   1.475       1.554       106,663
                                                                                2004   1.277       1.475       116,206
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.396       1.490            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2010   1.234       1.396     1,244,773
                                                                                 2009   1.011       1.234     1,358,317
                                                                                 2008   1.577       1.011     1,630,924
                                                                                 2007   1.540       1.577     1,911,491
                                                                                 2006   1.354       1.540     1,522,423
                                                                                 2005   1.308       1.354     1,615,646
                                                                                 2004   1.207       1.308     1,563,684
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.726       0.722            --
                                                                                 2008   1.130       0.726       111,038
                                                                                 2007   1.133       1.130        73,539
                                                                                 2006   1.035       1.133        35,830
                                                                                 2005   0.996       1.035        24,020
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.289       1.378            --
                                                                                 2009   0.824       1.289     1,503,215
                                                                                 2008   1.310       0.824     1,550,398
                                                                                 2007   1.270       1.310     1,786,961
                                                                                 2006   1.200       1.270     2,163,697
                                                                                 2005   1.208       1.200     2,155,405
                                                                                 2004   1.147       1.208     2,106,122
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.729       0.696            --
                                                                                 2008   1.240       0.729       170,763
                                                                                 2007   1.206       1.240       177,545
                                                                                 2006   1.079       1.206       177,551
                                                                                 2005   1.003       1.079       177,118
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.671       0.704            --
                                                                                 2008   1.346       0.671       297,112
                                                                                 2007   1.282       1.346       341,783
                                                                                 2006   1.203       1.282       353,351
                                                                                 2005   1.193       1.203       347,038
                                                                                 2004   1.148       1.193       329,029
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   1.188       1.084            --
                                                                                 2008   2.217       1.188       351,206
                                                                                 2007   2.003       2.217       418,217
                                                                                 2006   1.672       2.003       387,158
                                                                                 2005   1.485       1.672       296,327
                                                                                 2004   1.283       1.485       265,602
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.736       0.756            --
                                                                                 2008   1.222       0.736       387,382
                                                                                 2007   1.157       1.222       510,379
                                                                                 2006   1.151       1.157       624,559
                                                                                 2005   1.089       1.151       666,819
                                                                                 2004   1.028       1.089       449,970
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.150       1.351            --
                                                                                 2006   1.091       1.150       137,831
                                                                                 2005   1.067       1.091       156,703
                                                                                 2004   1.061       1.067       141,213
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   1.049       0.999            --
                                                                                 2008   1.735       1.049       490,764
                                                                                 2007   1.913       1.735       553,519
                                                                                 2006   1.715       1.913       606,443
                                                                                 2005   1.579       1.715       558,956
                                                                                 2004   1.348       1.579       518,018
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.406       1.488            --
                                                                                 2005   1.415       1.406        90,044
                                                                                 2004   1.279       1.415        86,203
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   1.084       1.144            --
                                                                                 2008   1.256       1.084     1,415,802
                                                                                 2007   1.211       1.256     1,871,087
                                                                                 2006   1.166       1.211     2,072,843
                                                                                 2005   1.165       1.166     2,115,772
                                                                                 2004   1.084       1.165     1,984,753
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 2007   1.485       1.477            --
                                                                                 2006   1.320       1.485       733,116
                                                                                 2005   1.291       1.320       776,783
                                                                                 2004   1.186       1.291       755,244

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2013   2.755       2.633       222,789
                                                                               2012   2.525       2.755       302,717
                                                                               2011   3.382       2.525       363,716
                                                                               2010   2.994       3.382       432,005
                                                                               2009   1.760       2.994       429,992
                                                                               2008   4.320       1.760       286,616
                                                                               2007   3.104       4.320       338,459
                                                                               2006   2.344       3.104       393,737
                                                                               2005   1.743       2.344       452,600
                                                                               2004   1.503       1.743       420,827
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2013   1.609       2.026       381,058
                                                                               2012   1.497       1.609       668,727
                                                                               2011   1.449       1.497       713,762
                                                                               2010   1.243       1.449       766,227
                                                                               2009   1.117       1.243       851,285
                                                                               2008   1.644       1.117       892,893
                                                                               2007   1.674       1.644       986,290
                                                                               2006   1.402       1.674     1,013,761
                                                                               2005   1.360       1.402     1,306,649
                                                                               2004   1.199       1.360     1,020,839
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.148       1.338       301,426
                                                                               2012   1.050       1.148       429,635
                                                                               2011   1.111       1.050       667,804
                                                                               2010   0.991       1.111       517,405
                                                                               2009   0.764       0.991       678,317
                                                                               2008   1.205       0.764       742,446
                                                                               2007   1.166       1.205       787,443
                                                                               2006   1.059       1.166       695,213
                                                                               2005   0.983       1.059       719,613
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.171       1.330     2,160,071
                                                                               2012   1.074       1.171     1,976,889
                                                                               2011   1.122       1.074     2,304,054
                                                                               2010   1.008       1.122     2,618,202
                                                                               2009   0.785       1.008     2,174,172
                                                                               2008   1.166       0.785     1,024,682
                                                                               2007   1.129       1.166     1,224,317
                                                                               2006   1.044       1.129       829,791
                                                                               2005   0.992       1.044       516,585
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.694       2.198       360,047
                                                                               2012   1.564       1.694       424,943
                                                                               2011   1.700       1.564       463,815
                                                                               2010   1.476       1.700       606,780
                                                                               2009   1.205       1.476       720,359
                                                                               2008   1.862       1.205       736,715
                                                                               2007   1.809       1.862       816,809
                                                                               2006   1.649       1.809       908,073
                                                                               2005   1.567       1.649       956,112
                                                                               2004   1.317       1.567       816,187
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2013   2.326       2.308       157,979
                                                                               2012   2.051       2.326       210,205
                                                                               2011   1.912       2.051       231,318
                                                                               2010   1.522       1.912       265,534
                                                                               2009   1.184       1.522       282,170
                                                                               2008   1.965       1.184       274,615
                                                                               2007   2.486       1.965       293,175
                                                                               2006   1.864       2.486       337,527
                                                                               2005   1.660       1.864       356,839
                                                                               2004   1.255       1.660       339,942




       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35%
                                          UNIT      UNIT     NUMBER OF
                                         VALUE      VALUE      UNITS
                                           AT        AT     OUTSTANDING
                                       BEGINNING   END OF       AT
PORTFOLIO NAME                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.166       1.239            --
                                                                                    2006   1.125       1.166            --
                                                                                    2005   1.061       1.125            --
                                                                                    2004   1.000       1.061            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.334       1.315            --
                                                                                    2007   1.250       1.334            --
                                                                                    2006   1.153       1.250            --
                                                                                    2005   1.100       1.153            --
                                                                                    2004   1.000       1.100            --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.301       1.648        18,880
                                                                                    2012   1.190       1.301        19,971
                                                                                    2011   1.149       1.190        20,878
                                                                                    2010   0.975       1.149        22,127
                                                                                    2009   0.851       0.975        23,472
                                                                                    2008   1.195       0.851        23,472
                                                                                    2007   1.257       1.195        23,472
                                                                                    2006   1.099       1.257        23,472
                                                                                    2005   1.087       1.099            --
                                                                                    2004   1.000       1.087            --
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.291       1.742            --
                                                                                    2012   1.192       1.291            --
                                                                                    2011   1.282       1.192            --
                                                                                    2010   1.029       1.282            --
                                                                                    2009   0.734       1.029            --
                                                                                    2008   1.306       0.734            --
                                                                                    2007   1.202       1.306            --
                                                                                    2006   1.132       1.202            --
                                                                                    2005   1.106       1.132            --
                                                                                    2004   1.000       1.106            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.380       1.658            --
                                                                                    2012   1.195       1.380            --
                                                                                    2011   1.369       1.195            --
                                                                                    2010   1.293       1.369            --
                                                                                    2009   0.966       1.293            --
                                                                                    2008   1.659       0.966            --
                                                                                    2007   1.471       1.659            --
                                                                                    2006   1.240       1.471            --
                                                                                    2005   1.152       1.240            --
                                                                                    2004   1.000       1.152            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.259       1.812            --
                                                                                    2012   1.088       1.259            --
                                                                                    2011   1.091       1.088            --
                                                                                    2010   0.895       1.091            --
                                                                                    2009   0.683       0.895            --
                                                                                    2008   1.177       0.683        24,358
                                                                                    2007   1.228       1.177        24,358
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   1.119       1.444            --
                                                                                    2012   0.996       1.119            --
                                                                                    2011   1.087       0.996            --
                                                                                    2010   0.955       1.087            --
                                                                                    2009   0.756       0.955            --
                                                                                    2008   1.220       0.756            --
                                                                                    2007   1.280       1.220            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)............ 2013   1.147       1.408     2,394,567
                                                                                    2012   1.029       1.147       810,985
                                                                                    2011   0.978       1.029       590,021
                                                                                    2010   0.893       0.978       403,758
                                                                                    2009   0.746       0.893       436,993
                                                                                    2008   1.174       0.746       425,987
                                                                                    2007   1.176       1.174       517,962
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)....................................... 2007   1.185       1.239            --
                                                                                    2006   1.030       1.185            --
                                                                                    2005   0.976       1.030            --
 LMPVPI Total Return Subaccount (Class II) (6/03).................................. 2007   1.151       1.181            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2006   1.050       1.151       156,511
                                                                                2005   1.044       1.050            --
                                                                                2004   1.000       1.044            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.201       1.239            --
                                                                                2006   1.110       1.201        24,358
                                                                                2005   1.036       1.110            --
                                                                                2004   1.000       1.036            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2013   1.567       1.674       377,833
                                                                                2012   1.377       1.567       407,068
                                                                                2011   1.377       1.377       439,433
                                                                                2010   1.310       1.377       466,033
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.711       0.674            --
                                                                                2008   1.271       0.711            --
                                                                                2007   1.224       1.271            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.380       1.608        33,485
                                                                                2012   1.211       1.380        36,399
                                                                                2011   1.389       1.211        85,215
                                                                                2010   1.276       1.389       110,147
                                                                                2009   0.993       1.276       123,124
                                                                                2008   1.764       0.993       144,732
                                                                                2007   1.688       1.764            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.014       1.097            --
                                                                                2012   0.987       1.014        20,631
                                                                                2011   1.066       0.987        22,778
                                                                                2010   0.888       1.066         1,211
                                                                                2009   0.665       0.888         1,320
                                                                                2008   1.058       0.665         1,150
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.854       0.958            --
                                                                                2011   0.886       0.854            --
                                                                                2010   0.830       0.886            --
                                                                                2009   0.591       0.830            --
                                                                                2008   1.119       0.591            --
                                                                                2007   1.003       1.119            --
                                                                                2006   0.994       1.003            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.033       1.282            --
                                                                                2012   0.873       1.033            --
                                                                                2011   0.975       0.873            --
                                                                                2010   0.861       0.975            --
                                                                                2009   0.631       0.861            --
                                                                                2008   1.087       0.631            --
                                                                                2007   1.046       1.087            --
                                                                                2006   0.996       1.046            --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.441       1.380       706,686
                                                                                2012   1.350       1.441     1,401,293
                                                                                2011   1.363       1.350     1,457,451
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.178       1.527            --
                                                                                2012   1.093       1.178            --
                                                                                2011   1.249       1.093            --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.543       1.529     2,570,270
                                                                                2012   1.418       1.543     2,845,058
                                                                                2011   1.403       1.418     2,707,456
                                                                                2010   1.282       1.403     2,766,113
                                                                                2009   1.054       1.282     1,986,678
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   1.003       1.313            --
                                                                                2012   0.899       1.003            --
                                                                                2011   1.012       0.899            --
                                                                                2010   0.866       1.012            --
                                                                                2009   0.693       0.866            --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   0.960       0.938     1,850,491

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   0.983       0.960     2,191,992
                                                                                2011   1.006       0.983     2,956,894
                                                                                2010   1.030       1.006     3,591,722
                                                                                2009   1.050       1.030     5,196,783
                                                                                2008   1.045       1.050     5,906,840
                                                                                2007   1.019       1.045     5,419,780
                                                                                2006   1.001       1.019     3,247,845
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.913       1.219            --
                                                                                2012   0.950       0.913            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2013   1.105       1.281       913,192
                                                                                2012   1.017       1.105       923,053
                                                                                2011   1.019       1.017       931,473
                                                                                2010   0.950       1.019     1,256,163
                                                                                2009   0.822       0.950     1,626,999
                                                                                2008   1.084       0.822       737,743
                                                                                2007   1.108       1.084       451,073
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.104       1.370            --
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   0.995       1.001            --
                                                                                2005   0.990       0.995            --
                                                                                2004   1.000       0.990            --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.090       1.136            --
                                                                                2005   1.064       1.090            --
                                                                                2004   1.000       1.064            --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.296       1.408            --
                                                                                2005   1.164       1.296            --
                                                                                2004   1.000       1.164            --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   0.993       1.024            --
                                                                                2006   0.986       0.993       104,391
                                                                                2005   0.991       0.986            --
                                                                                2004   1.000       0.991            --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.984       1.099            --
                                                                                2005   0.995       0.984            --
                                                                                2004   1.024       0.995            --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.033       1.091            --
                                                                                2005   1.019       1.033            --
                                                                                2004   1.000       1.019            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.287       1.312            --
                                                                                2010   1.209       1.287     1,592,349
                                                                                2009   1.056       1.209     1,616,425
                                                                                2008   1.090       1.056       761,951
                                                                                2007   1.079       1.090       358,272
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2013   1.037       1.302        19,557
                                                                                2012   0.960       1.037        20,687
                                                                                2011   1.020       0.960        21,626
                                                                                2010   0.956       1.020        22,919
                                                                                2009   0.845       0.956        24,311
                                                                                2008   1.283       0.845        24,311
                                                                                2007   1.235       1.283        24,311
                                                                                2006   1.079       1.235        24,311
                                                                                2005   0.986       1.079            --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.233       1.348            --
                                                                                2006   1.058       1.233            --
                                                                                2005   0.977       1.058            --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.254       1.582            --
                                                                                2005   1.191       1.254            --
                                                                                2004   1.000       1.191            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.173       1.251            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2010   1.038       1.173            --
                                                                                 2009   0.851       1.038            --
                                                                                 2008   1.327       0.851            --
                                                                                 2007   1.297       1.327            --
                                                                                 2006   1.141       1.297            --
                                                                                 2005   1.102       1.141            --
                                                                                 2004   1.000       1.102            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.724       0.721            --
                                                                                 2008   1.129       0.724     1,317,304
                                                                                 2007   1.132       1.129     1,404,189
                                                                                 2006   1.034       1.132       855,991
                                                                                 2005   0.996       1.034            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.097       1.173            --
                                                                                 2009   0.702       1.097       490,933
                                                                                 2008   1.116       0.702       510,145
                                                                                 2007   1.082       1.116       524,531
                                                                                 2006   1.023       1.082       425,874
                                                                                 2005   1.030       1.023            --
                                                                                 2004   1.000       1.030            --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.728       0.695            --
                                                                                 2008   1.238       0.728            --
                                                                                 2007   1.205       1.238            --
                                                                                 2006   1.078       1.205            --
                                                                                 2005   1.003       1.078            --
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.594       0.624            --
                                                                                 2008   1.193       0.594            --
                                                                                 2007   1.137       1.193            --
                                                                                 2006   1.067       1.137            --
                                                                                 2005   1.059       1.067            --
                                                                                 2004   1.000       1.059            --
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   0.941       0.858            --
                                                                                 2008   1.757       0.941            --
                                                                                 2007   1.588       1.757            --
                                                                                 2006   1.326       1.588            --
                                                                                 2005   1.179       1.326            --
                                                                                 2004   1.000       1.179            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.735       0.755            --
                                                                                 2008   1.220       0.735            --
                                                                                 2007   1.155       1.220            --
                                                                                 2006   1.150       1.155            --
                                                                                 2005   1.088       1.150            --
                                                                                 2004   1.028       1.088            --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.148       1.348            --
                                                                                 2006   1.090       1.148            --
                                                                                 2005   1.067       1.090            --
                                                                                 2004   1.061       1.067            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   0.753       0.717            --
                                                                                 2008   1.246       0.753            --
                                                                                 2007   1.374       1.246            --
                                                                                 2006   1.233       1.374            --
                                                                                 2005   1.136       1.233            --
                                                                                 2004   1.000       1.136            --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.081       1.144            --
                                                                                 2005   1.088       1.081            --
                                                                                 2004   1.000       1.088            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   0.982       1.036            --
                                                                                 2008   1.139       0.982     2,205,080
                                                                                 2007   1.098       1.139     1,593,842
                                                                                 2006   1.058       1.098       530,231
                                                                                 2005   1.057       1.058            --
                                                                                 2004   1.000       1.057            --
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 2007   1.249       1.242            --
                                                                                 2006   1.111       1.249            --
                                                                                 2005   1.087       1.111            --
                                                                                 2004   1.000       1.087            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2013   1.797       1.717             --
                                                                               2012   1.648       1.797             --
                                                                               2011   2.209       1.648             --
                                                                               2010   1.956       2.209             --
                                                                               2009   1.151       1.956             --
                                                                               2008   2.826       1.151         15,081
                                                                               2007   2.031       2.826         15,081
                                                                               2006   1.534       2.031         15,081
                                                                               2005   1.142       1.534             --
                                                                               2004   1.000       1.142             --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2013   1.334       1.678         17,173
                                                                               2012   1.242       1.334         18,166
                                                                               2011   1.202       1.242         18,990
                                                                               2010   1.032       1.202         20,126
                                                                               2009   0.928       1.032         21,349
                                                                               2008   1.366       0.928         21,349
                                                                               2007   1.391       1.366         21,349
                                                                               2006   1.166       1.391         21,349
                                                                               2005   1.131       1.166             --
                                                                               2004   1.000       1.131             --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.144       1.333     65,325,363
                                                                               2012   1.047       1.144     65,469,199
                                                                               2011   1.108       1.047     68,355,955
                                                                               2010   0.988       1.108     72,697,844
                                                                               2009   0.763       0.988     73,786,672
                                                                               2008   1.203       0.763     75,458,706
                                                                               2007   1.165       1.203     60,691,117
                                                                               2006   1.058       1.165     31,526,282
                                                                               2005   0.982       1.058             --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.166       1.324     18,853,398
                                                                               2012   1.070       1.166     19,502,207
                                                                               2011   1.119       1.070     20,568,358
                                                                               2010   1.006       1.119     22,427,269
                                                                               2009   0.783       1.006     22,502,046
                                                                               2008   1.164       0.783     22,384,664
                                                                               2007   1.128       1.164     21,116,559
                                                                               2006   1.044       1.128     12,102,828
                                                                               2005   0.992       1.044             --
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.258       1.632             --
                                                                               2012   1.163       1.258             --
                                                                               2011   1.264       1.163             --
                                                                               2010   1.098       1.264             --
                                                                               2009   0.897       1.098             --
                                                                               2008   1.387       0.897             --
                                                                               2007   1.348       1.387             --
                                                                               2006   1.229       1.348             --
                                                                               2005   1.169       1.229             --
                                                                               2004   1.000       1.169             --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2013   1.730       1.716             --
                                                                               2012   1.526       1.730             --
                                                                               2011   1.423       1.526             --
                                                                               2010   1.133       1.423             --
                                                                               2009   0.882       1.133             --
                                                                               2008   1.465       0.882             --
                                                                               2007   1.854       1.465             --
                                                                               2006   1.391       1.854             --
                                                                               2005   1.239       1.391             --
                                                                               2004   1.000       1.239             --




       PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40%
                                          UNIT      UNIT     NUMBER OF
                                         VALUE      VALUE      UNITS
                                           AT        AT     OUTSTANDING
                                       BEGINNING   END OF       AT
PORTFOLIO NAME                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------ ------ ----------- -------- ------------
AIM Variable Insurance Funds

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.158       1.231            --
                                                                                    2006   1.118       1.158        59,982
                                                                                    2005   1.054       1.118        38,132
                                                                                    2004   1.000       1.054         7,548
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.289       1.271            --
                                                                                    2007   1.209       1.289       115,905
                                                                                    2006   1.115       1.209       110,704
                                                                                    2005   1.065       1.115        53,945
                                                                                    2004   1.000       1.065         7,466
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.277       1.617       151,386
                                                                                    2012   1.169       1.277       158,518
                                                                                    2011   1.129       1.169       175,779
                                                                                    2010   0.959       1.129       191,623
                                                                                    2009   0.837       0.959       225,156
                                                                                    2008   1.176       0.837       546,969
                                                                                    2007   1.238       1.176       182,271
                                                                                    2006   1.083       1.238       163,308
                                                                                    2005   1.072       1.083       116,508
                                                                                    2004   1.000       1.072         7,444
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.261       1.700       601,851
                                                                                    2012   1.165       1.261       617,964
                                                                                    2011   1.254       1.165       626,682
                                                                                    2010   1.006       1.254       735,241
                                                                                    2009   0.718       1.006       818,470
                                                                                    2008   1.279       0.718       230,857
                                                                                    2007   1.178       1.279       240,490
                                                                                    2006   1.110       1.178       144,195
                                                                                    2005   1.085       1.110        83,477
                                                                                    2004   1.000       1.085            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.379       1.655       460,677
                                                                                    2012   1.195       1.379       479,599
                                                                                    2011   1.369       1.195       497,969
                                                                                    2010   1.294       1.369       491,308
                                                                                    2009   0.967       1.294       776,946
                                                                                    2008   1.661       0.967       734,973
                                                                                    2007   1.474       1.661     1,009,051
                                                                                    2006   1.243       1.474     1,120,661
                                                                                    2005   1.156       1.243       740,036
                                                                                    2004   1.000       1.156            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.274       1.833       912,543
                                                                                    2012   1.102       1.274       848,700
                                                                                    2011   1.104       1.102     1,045,739
                                                                                    2010   0.907       1.104       652,741
                                                                                    2009   0.692       0.907       153,130
                                                                                    2008   1.194       0.692        95,128
                                                                                    2007   1.246       1.194        89,097
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   1.119       1.444        95,035
                                                                                    2012   0.997       1.119        51,376
                                                                                    2011   1.089       0.997        51,383
                                                                                    2010   0.956       1.089        51,390
                                                                                    2009   0.757       0.956        51,398
                                                                                    2008   1.223       0.757        51,407
                                                                                    2007   1.284       1.223       223,404
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)............ 2013   1.153       1.414       285,258
                                                                                    2012   1.035       1.153       308,214
                                                                                    2011   0.984       1.035       306,157
                                                                                    2010   0.899       0.984       328,034
                                                                                    2009   0.751       0.899       318,021
                                                                                    2008   1.183       0.751       281,318
                                                                                    2007   1.185       1.183       271,788
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)....................................... 2007   1.184       1.238            --
                                                                                    2006   1.029       1.184            --
                                                                                    2005   0.976       1.029            --
 LMPVPI Total Return Subaccount (Class II) (6/03).................................. 2007   1.161       1.190            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2006   1.059       1.161       198,392
                                                                                2005   1.053       1.059        34,644
                                                                                2004   1.000       1.053            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.218       1.257            --
                                                                                2006   1.127       1.218        72,212
                                                                                2005   1.052       1.127        47,398
                                                                                2004   1.000       1.052            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2013   1.585       1.692       675,789
                                                                                2012   1.393       1.585       600,939
                                                                                2011   1.394       1.393       663,705
                                                                                2010   1.327       1.394       615,186
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.705       0.668            --
                                                                                2008   1.262       0.705        99,535
                                                                                2007   1.215       1.262        71,136
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.386       1.614       124,428
                                                                                2012   1.217       1.386       189,920
                                                                                2011   1.396       1.217       207,976
                                                                                2010   1.283       1.396       214,340
                                                                                2009   0.999       1.283       214,349
                                                                                2008   1.776       0.999       358,020
                                                                                2007   1.700       1.776            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.011       1.092            --
                                                                                2012   0.983       1.011       183,981
                                                                                2011   1.063       0.983       179,180
                                                                                2010   0.886       1.063       188,939
                                                                                2009   0.664       0.886       189,232
                                                                                2008   1.057       0.664       181,467
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.852       0.955            --
                                                                                2011   0.884       0.852       159,574
                                                                                2010   0.828       0.884       841,661
                                                                                2009   0.590       0.828     1,015,192
                                                                                2008   1.118       0.590       167,030
                                                                                2007   1.002       1.118       290,116
                                                                                2006   0.994       1.002        94,508
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.494       1.431       642,545
                                                                                2012   1.401       1.494       804,181
                                                                                2011   1.415       1.401       742,170
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.160       1.504       141,814
                                                                                2012   1.077       1.160       147,279
                                                                                2011   1.231       1.077       169,688
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.599       1.583       651,521
                                                                                2012   1.470       1.599       614,621
                                                                                2011   1.455       1.470       650,282
                                                                                2010   1.330       1.455       339,841
                                                                                2009   1.094       1.330       343,294
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   0.993       1.299       109,352
                                                                                2012   0.891       0.993       127,389
                                                                                2011   1.003       0.891       114,549
                                                                                2010   0.859       1.003       111,124
                                                                                2009   0.687       0.859       107,639
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   0.960       0.937     1,100,005
                                                                                2012   0.983       0.960     1,003,845
                                                                                2011   1.007       0.983     1,425,723
                                                                                2010   1.032       1.007       954,833
                                                                                2009   1.052       1.032       993,445
                                                                                2008   1.048       1.052     1,168,375
                                                                                2007   1.022       1.048     1,099,935
                                                                                2006   1.005       1.022       497,072
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.910       1.214       118,056
                                                                                2012   0.950       0.910       151,490
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2013   1.102       1.277       242,408

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.014       1.102       247,308
                                                                                2011   1.016       1.014       250,681
                                                                                2010   0.948       1.016       199,582
                                                                                2009   0.821       0.948       185,689
                                                                                2008   1.083       0.821       112,301
                                                                                2007   1.108       1.083        19,627
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.100       1.364       164,060
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   0.998       1.005            --
                                                                                2005   0.994       0.998       461,847
                                                                                2004   1.000       0.994       122,820
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.071       1.117            --
                                                                                2005   1.047       1.071        53,520
                                                                                2004   1.000       1.047            --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.301       1.413            --
                                                                                2005   1.169       1.301        89,563
                                                                                2004   1.000       1.169         9,314
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.033       1.065            --
                                                                                2006   1.026       1.033        84,767
                                                                                2005   1.032       1.026        98,253
                                                                                2004   1.000       1.032         7,393
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.980       1.094            --
                                                                                2005   0.992       0.980        15,212
                                                                                2004   1.000       0.992            --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.039       1.097            --
                                                                                2005   1.026       1.039        22,643
                                                                                2004   1.000       1.026            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.285       1.310            --
                                                                                2010   1.208       1.285       246,457
                                                                                2009   1.055       1.208       284,015
                                                                                2008   1.090       1.055       294,807
                                                                                2007   1.079       1.090       234,900
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2013   1.033       1.296       176,803
                                                                                2012   0.957       1.033       188,703
                                                                                2011   1.017       0.957       222,682
                                                                                2010   0.953       1.017       236,235
                                                                                2009   0.844       0.953       264,439
                                                                                2008   1.281       0.844       857,034
                                                                                2007   1.234       1.281       351,294
                                                                                2006   1.079       1.234       201,298
                                                                                2005   0.986       1.079       136,255
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.232       1.347            --
                                                                                2006   1.058       1.232        22,468
                                                                                2005   0.977       1.058         6,416
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.239       1.562            --
                                                                                2005   1.177       1.239         3,465
                                                                                2004   1.000       1.177            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.157       1.234            --
                                                                                2010   1.024       1.157       172,825
                                                                                2009   0.840       1.024       215,152
                                                                                2008   1.310       0.840       881,928
                                                                                2007   1.281       1.310       284,877
                                                                                2006   1.128       1.281       147,120
                                                                                2005   1.090       1.128       135,807
                                                                                2004   1.000       1.090        10,959
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.723       0.719            --
                                                                                2008   1.127       0.723       670,127
                                                                                2007   1.131       1.127       214,579
                                                                                2006   1.034       1.131       155,784
                                                                                2005   0.996       1.034        93,241
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.152       1.231            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2009   0.737       1.152       569,576
                                                                                 2008   1.173       0.737       214,792
                                                                                 2007   1.138       1.173        84,970
                                                                                 2006   1.077       1.138       335,452
                                                                                 2005   1.085       1.077        57,814
                                                                                 2004   1.000       1.085            --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.727       0.694            --
                                                                                 2008   1.236       0.727     1,350,331
                                                                                 2007   1.204       1.236     1,382,192
                                                                                 2006   1.078       1.204     1,246,773
                                                                                 2005   1.003       1.078       109,548
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.605       0.635            --
                                                                                 2008   1.216       0.605       118,118
                                                                                 2007   1.159       1.216       115,117
                                                                                 2006   1.089       1.159        74,435
                                                                                 2005   1.081       1.089        32,329
                                                                                 2004   1.000       1.081            --
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   0.932       0.850            --
                                                                                 2008   1.741       0.932       140,664
                                                                                 2007   1.575       1.741       142,119
                                                                                 2006   1.316       1.575       100,572
                                                                                 2005   1.170       1.316        18,065
                                                                                 2004   1.000       1.170            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.721       0.740            --
                                                                                 2008   1.197       0.721       389,611
                                                                                 2007   1.134       1.197       346,174
                                                                                 2006   1.130       1.134       234,746
                                                                                 2005   1.070       1.130       134,609
                                                                                 2004   1.000       1.070         6,264
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.086       1.275            --
                                                                                 2006   1.032       1.086        65,626
                                                                                 2005   1.010       1.032        23,437
                                                                                 2004   1.000       1.010         5,339
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   0.763       0.727            --
                                                                                 2008   1.264       0.763        80,722
                                                                                 2007   1.395       1.264        81,256
                                                                                 2006   1.251       1.395        91,468
                                                                                 2005   1.154       1.251        34,435
                                                                                 2004   1.000       1.154            --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.099       1.164            --
                                                                                 2005   1.108       1.099        19,494
                                                                                 2004   1.000       1.108            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   1.018       1.074            --
                                                                                 2008   1.181       1.018       215,731
                                                                                 2007   1.140       1.181       181,819
                                                                                 2006   1.099       1.140       156,765
                                                                                 2005   1.098       1.099       126,879
                                                                                 2004   1.000       1.098        14,249
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 2007   1.247       1.239            --
                                                                                 2006   1.110       1.247        94,358
                                                                                 2005   1.086       1.110        91,209
                                                                                 2004   1.000       1.086         7,336
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)...................... 2013   2.031       1.939       381,507
                                                                                 2012   1.863       2.031       529,460
                                                                                 2011   2.498       1.863       535,412
                                                                                 2010   2.213       2.498       985,223
                                                                                 2009   1.303       2.213       997,453
                                                                                 2008   3.201       1.303       292,160
                                                                                 2007   2.302       3.201       515,195
                                                                                 2006   1.740       2.302       209,812
                                                                                 2005   1.295       1.740       102,894
                                                                                 2004   1.000       1.295            --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)......................... 2013   1.320       1.661       250,463

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2012   1.230       1.320       247,974
                                                                               2011   1.191       1.230       271,700
                                                                               2010   1.023       1.191       280,700
                                                                               2009   0.920       1.023       263,632
                                                                               2008   1.356       0.920       561,548
                                                                               2007   1.382       1.356       240,910
                                                                               2006   1.159       1.382       104,220
                                                                               2005   1.125       1.159        61,267
                                                                               2004   1.000       1.125         7,107
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.140       1.327     3,173,508
                                                                               2012   1.043       1.140     3,268,239
                                                                               2011   1.105       1.043     3,739,259
                                                                               2010   0.986       1.105     4,147,463
                                                                               2009   0.761       0.986     4,383,896
                                                                               2008   1.201       0.761     3,771,839
                                                                               2007   1.164       1.201     3,807,967
                                                                               2006   1.058       1.164     2,432,867
                                                                               2005   0.982       1.058     1,070,196
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.162       1.319     1,648,937
                                                                               2012   1.067       1.162     1,766,313
                                                                               2011   1.116       1.067     1,982,709
                                                                               2010   1.003       1.116     2,283,225
                                                                               2009   0.782       1.003     2,867,080
                                                                               2008   1.163       0.782     2,930,986
                                                                               2007   1.127       1.163     2,961,806
                                                                               2006   1.043       1.127     2,396,758
                                                                               2005   0.992       1.043       974,131
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.226       1.589       246,662
                                                                               2012   1.133       1.226       133,408
                                                                               2011   1.233       1.133       151,802
                                                                               2010   1.071       1.233       268,208
                                                                               2009   0.876       1.071       606,425
                                                                               2008   1.354       0.876       268,849
                                                                               2007   1.317       1.354       135,325
                                                                               2006   1.202       1.317       151,498
                                                                               2005   1.143       1.202       116,815
                                                                               2004   1.000       1.143         5,968
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2013   1.818       1.802       372,563
                                                                               2012   1.604       1.818       388,723
                                                                               2011   1.497       1.604       411,758
                                                                               2010   1.193       1.497       436,616
                                                                               2009   0.929       1.193       419,985
                                                                               2008   1.543       0.929       252,574
                                                                               2007   1.954       1.543       139,629
                                                                               2006   1.467       1.954       102,400
                                                                               2005   1.308       1.467        22,459
                                                                               2004   1.000       1.308            --





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.383       1.470            --
                                                                             2006   1.337       1.383       101,352
                                                                             2005   1.263       1.337        96,645
                                                                             2004   1.217       1.263        71,222
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.653       1.629            --
                                                                             2007   1.551       1.653       228,710
                                                                             2006   1.433       1.551       230,681
                                                                             2005   1.370       1.433       231,664
                                                                             2004   1.237       1.370       231,533
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03).... 2013   1.546       1.955       261,992

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   1.416       1.546       271,100
                                                                                    2011   1.369       1.416       361,904
                                                                                    2010   1.164       1.369       356,661
                                                                                    2009   1.017       1.164       424,566
                                                                                    2008   1.430       1.017       392,551
                                                                                    2007   1.507       1.430       418,742
                                                                                    2006   1.319       1.507       516,285
                                                                                    2005   1.308       1.319       488,275
                                                                                    2004   1.208       1.308       461,023
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.663       2.240        30,344
                                                                                    2012   1.538       1.663        45,031
                                                                                    2011   1.657       1.538        58,998
                                                                                    2010   1.331       1.657        62,052
                                                                                    2009   0.951       1.331        79,655
                                                                                    2008   1.695       0.951        80,904
                                                                                    2007   1.563       1.695        85,548
                                                                                    2006   1.474       1.563        86,830
                                                                                    2005   1.442       1.474       111,914
                                                                                    2004   1.326       1.442        82,149
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.819       2.182        71,202
                                                                                    2012   1.578       1.819       109,579
                                                                                    2011   1.810       1.578       162,436
                                                                                    2010   1.712       1.810       142,996
                                                                                    2009   1.281       1.712       159,291
                                                                                    2008   2.203       1.281       129,454
                                                                                    2007   1.957       2.203       262,279
                                                                                    2006   1.652       1.957       303,076
                                                                                    2005   1.537       1.652       162,941
                                                                                    2004   1.330       1.537       137,393
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.591       2.286        62,384
                                                                                    2012   1.377       1.591        83,353
                                                                                    2011   1.382       1.377       147,121
                                                                                    2010   1.136       1.382       153,060
                                                                                    2009   0.868       1.136       170,838
                                                                                    2008   1.498       0.868       180,966
                                                                                    2007   1.565       1.498       183,484
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   1.445       1.863       248,798
                                                                                    2012   1.289       1.445       257,503
                                                                                    2011   1.409       1.289       259,821
                                                                                    2010   1.239       1.409        26,289
                                                                                    2009   0.982       1.239        25,930
                                                                                    2008   1.587       0.982        16,093
                                                                                    2007   1.668       1.587        63,740
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)............ 2013   1.272       1.560       318,106
                                                                                    2012   1.144       1.272       251,757
                                                                                    2011   1.089       1.144       188,779
                                                                                    2010   0.996       1.089       189,004
                                                                                    2009   0.832       0.996       216,896
                                                                                    2008   1.312       0.832       256,644
                                                                                    2007   1.316       1.312       267,905
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)....................................... 2007   1.182       1.235            --
                                                                                    2006   1.028       1.182            --
                                                                                    2005   0.975       1.028            --
 LMPVPI Total Return Subaccount (Class II) (6/03).................................. 2007   1.289       1.321            --
                                                                                    2006   1.177       1.289       243,704
                                                                                    2005   1.172       1.177       215,997
                                                                                    2004   1.108       1.172       206,442
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)............................ 2007   1.530       1.579            --
                                                                                    2006   1.417       1.530       196,662
                                                                                    2005   1.325       1.417       199,956
                                                                                    2004   1.249       1.325       204,511
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *........................... 2013   1.699       1.811       716,523

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.495       1.699       741,214
                                                                                2011   1.497       1.495     1,308,085
                                                                                2010   1.425       1.497     1,324,886
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.841       0.797            --
                                                                                2008   1.506       0.841        59,726
                                                                                2007   1.452       1.506        61,389
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.729       2.011        23,427
                                                                                2012   1.519       1.729        28,517
                                                                                2011   1.744       1.519        31,274
                                                                                2010   1.605       1.744        81,624
                                                                                2009   1.251       1.605       160,878
                                                                                2008   2.226       1.251       112,208
                                                                                2007   2.132       2.226         5,549
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.003       1.084            --
                                                                                2012   0.977       1.003       346,323
                                                                                2011   1.057       0.977       343,251
                                                                                2010   0.882       1.057       341,884
                                                                                2009   0.662       0.882       360,279
                                                                                2008   1.054       0.662       353,144
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.847       0.949            --
                                                                                2011   0.880       0.847        72,673
                                                                                2010   0.825       0.880        77,258
                                                                                2009   0.589       0.825       270,299
                                                                                2008   1.117       0.589       135,501
                                                                                2007   1.002       1.117       142,287
                                                                                2006   0.994       1.002       150,303
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.022       1.268        72,111
                                                                                2012   0.865       1.022        63,788
                                                                                2011   0.969       0.865        84,592
                                                                                2010   0.857       0.969        91,061
                                                                                2009   0.628       0.857       124,034
                                                                                2008   1.084       0.628       132,719
                                                                                2007   1.045       1.084       120,402
                                                                                2006   0.996       1.045       198,682
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.462       1.399       698,005
                                                                                2012   1.372       1.462       719,832
                                                                                2011   1.387       1.372       665,578
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.377       1.782       104,892
                                                                                2012   1.279       1.377       107,669
                                                                                2011   1.463       1.279       161,576
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.495       1.479       556,363
                                                                                2012   1.376       1.495       556,976
                                                                                2011   1.364       1.376       600,493
                                                                                2010   1.248       1.364       542,857
                                                                                2009   1.027       1.248       486,895
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   1.179       1.542        57,273
                                                                                2012   1.059       1.179        52,247
                                                                                2011   1.194       1.059        71,439
                                                                                2010   1.024       1.194        53,065
                                                                                2009   0.819       1.024        64,955
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   0.933       0.910       415,405
                                                                                2012   0.956       0.933       518,264
                                                                                2011   0.980       0.956     1,098,230
                                                                                2010   1.005       0.980     1,480,833
                                                                                2009   1.026       1.005     2,374,369
                                                                                2008   1.023       1.026     1,756,078
                                                                                2007   0.999       1.023     1,507,902
                                                                                2006   0.982       0.999       325,640
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.904       1.205        18,139
                                                                                2012   0.940       0.904        20,120
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2013   1.094       1.267       147,793

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.008       1.094       163,493
                                                                                2011   1.012       1.008        53,880
                                                                                2010   0.945       1.012        58,722
                                                                                2009   0.819       0.945       111,198
                                                                                2008   1.081       0.819        51,801
                                                                                2007   1.107       1.081       101,165
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.091       1.352       350,373
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   0.977       0.982            --
                                                                                2005   0.973       0.977       427,636
                                                                                2004   0.988       0.973       519,442
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.303       1.358            --
                                                                                2005   1.274       1.303       113,433
                                                                                2004   1.225       1.274       120,474
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.811       1.966            --
                                                                                2005   1.628       1.811        89,384
                                                                                2004   1.404       1.628        66,471
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   0.993       1.022            --
                                                                                2006   0.987       0.993       177,166
                                                                                2005   0.994       0.987       175,013
                                                                                2004   0.989       0.994       173,471
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.981       1.094            --
                                                                                2005   0.994       0.981         9,942
                                                                                2004   1.024       0.994        10,787
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.138       1.201            --
                                                                                2005   1.125       1.138     1,203,007
                                                                                2004   1.103       1.125     1,244,513
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.281       1.305            --
                                                                                2010   1.206       1.281       175,782
                                                                                2009   1.054       1.206       194,673
                                                                                2008   1.090       1.054       174,377
                                                                                2007   1.079       1.090       188,444
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2013   1.025       1.285       164,817
                                                                                2012   0.950       1.025       178,621
                                                                                2011   1.011       0.950       389,620
                                                                                2010   0.949       1.011       400,372
                                                                                2009   0.841       0.949       406,630
                                                                                2008   1.278       0.841       435,625
                                                                                2007   1.232       1.278       427,705
                                                                                2006   1.078       1.232       445,126
                                                                                2005   0.986       1.078       237,014
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.230       1.343            --
                                                                                2006   1.057       1.230            --
                                                                                2005   0.977       1.057            --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.546       1.947            --
                                                                                2005   1.470       1.546         6,124
                                                                                2004   1.275       1.470         5,245
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   1.375       1.466            --
                                                                                2010   1.218       1.375       170,772
                                                                                2009   1.000       1.218       213,496
                                                                                2008   1.562       1.000       225,225
                                                                                2007   1.529       1.562       243,112
                                                                                2006   1.347       1.529       254,631
                                                                                2005   1.304       1.347       256,397
                                                                                2004   1.205       1.304       217,674
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.720       0.716            --
                                                                                2008   1.124       0.720       405,420
                                                                                2007   1.129       1.124       444,424
                                                                                2006   1.033       1.129       377,297
                                                                                2005   0.996       1.033       109,171
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.272       1.359            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2009   0.815       1.272     1,413,638
                                                                                 2008   1.298       0.815       978,856
                                                                                 2007   1.260       1.298     1,000,040
                                                                                 2006   1.194       1.260     1,077,893
                                                                                 2005   1.204       1.194     1,501,156
                                                                                 2004   1.145       1.204     1,887,948
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.724       0.691            --
                                                                                 2008   1.233       0.724        40,809
                                                                                 2007   1.202       1.233        40,846
                                                                                 2006   1.077       1.202        40,878
                                                                                 2005   1.003       1.077        40,915
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.663       0.696            --
                                                                                 2008   1.333       0.663        68,475
                                                                                 2007   1.273       1.333        71,046
                                                                                 2006   1.197       1.273        80,248
                                                                                 2005   1.189       1.197        77,877
                                                                                 2004   1.146       1.189        74,783
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   1.175       1.071            --
                                                                                 2008   2.196       1.175       210,915
                                                                                 2007   1.989       2.196       209,903
                                                                                 2006   1.663       1.989       221,701
                                                                                 2005   1.480       1.663       213,167
                                                                                 2004   1.282       1.480       200,686
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.729       0.749            --
                                                                                 2008   1.213       0.729       181,779
                                                                                 2007   1.150       1.213       207,031
                                                                                 2006   1.147       1.150       187,743
                                                                                 2005   1.087       1.147       193,655
                                                                                 2004   1.028       1.087        30,169
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.143       1.341            --
                                                                                 2006   1.087       1.143        21,339
                                                                                 2005   1.066       1.087        27,674
                                                                                 2004   1.061       1.066         4,247
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   1.038       0.987            --
                                                                                 2008   1.719       1.038       207,821
                                                                                 2007   1.899       1.719       206,750
                                                                                 2006   1.706       1.899       217,877
                                                                                 2005   1.574       1.706       219,611
                                                                                 2004   1.346       1.574       218,458
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.398       1.479            --
                                                                                 2005   1.410       1.398        25,532
                                                                                 2004   1.277       1.410         4,504
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   1.072       1.130            --
                                                                                 2008   1.245       1.072       278,395
                                                                                 2007   1.202       1.245       207,253
                                                                                 2006   1.160       1.202       260,072
                                                                                 2005   1.161       1.160       249,337
                                                                                 2004   1.082       1.161       271,269
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 2007   1.474       1.464            --
                                                                                 2006   1.313       1.474       132,939
                                                                                 2005   1.287       1.313       130,138
                                                                                 2004   1.184       1.287        85,883
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)...................... 2013   2.702       2.578        55,442
                                                                                 2012   2.481       2.702        53,280
                                                                                 2011   3.331       2.481        90,916
                                                                                 2010   2.954       3.331        90,347
                                                                                 2009   1.740       2.954       164,620
                                                                                 2008   4.280       1.740        52,829
                                                                                 2007   3.081       4.280        49,146
                                                                                 2006   2.331       3.081        73,576
                                                                                 2005   1.737       2.331        80,518
                                                                                 2004   1.501       1.737        63,044
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)......................... 2013   1.578       1.983       280,291

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2012   1.472       1.578        288,240
                                                                               2011   1.427       1.472        304,863
                                                                               2010   1.227       1.427        290,462
                                                                               2009   1.104       1.227        295,729
                                                                               2008   1.629       1.104        297,674
                                                                               2007   1.661       1.629        293,527
                                                                               2006   1.395       1.661        303,481
                                                                               2005   1.355       1.395        330,669
                                                                               2004   1.197       1.355        340,725
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.131       1.315      9,827,793
                                                                               2012   1.036       1.131     10,424,698
                                                                               2011   1.098       1.036     10,941,896
                                                                               2010   0.981       1.098     11,262,669
                                                                               2009   0.758       0.981     12,432,936
                                                                               2008   1.198       0.758     13,235,094
                                                                               2007   1.162       1.198     12,137,604
                                                                               2006   1.057       1.162      7,553,143
                                                                               2005   0.982       1.057        108,254
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.153       1.307      2,670,234
                                                                               2012   1.059       1.153      2,617,460
                                                                               2011   1.109       1.059      3,449,526
                                                                               2010   0.998       1.109      4,068,202
                                                                               2009   0.779       0.998      3,668,863
                                                                               2008   1.159       0.779      3,677,625
                                                                               2007   1.125       1.159      2,889,972
                                                                               2006   1.043       1.125      2,865,081
                                                                               2005   0.992       1.043        533,095
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.662       2.151        194,422
                                                                               2012   1.538       1.662        193,530
                                                                               2011   1.674       1.538        219,801
                                                                               2010   1.456       1.674        222,235
                                                                               2009   1.192       1.456        236,241
                                                                               2008   1.845       1.192        257,840
                                                                               2007   1.796       1.845        276,978
                                                                               2006   1.640       1.796        286,806
                                                                               2005   1.562       1.640        285,477
                                                                               2004   1.315       1.562        248,064
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2013   2.282       2.260         75,791
                                                                               2012   2.016       2.282         78,027
                                                                               2011   1.883       2.016        154,738
                                                                               2010   1.502       1.883        158,887
                                                                               2009   1.171       1.502        167,592
                                                                               2008   1.947       1.171         81,651
                                                                               2007   2.468       1.947         98,539
                                                                               2006   1.854       2.468        109,529
                                                                               2005   1.655       1.854        110,071
                                                                               2004   1.253       1.655        103,951





                              PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)................ 2007   1.111       1.180    --
                                                                             2006   1.074       1.111    --
                                                                             2005   1.000       1.074    --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)................. 2008   1.206       1.188    --
                                                                             2007   1.132       1.206    --
                                                                             2006   1.047       1.132    --
                                                                             2005   1.000       1.047    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03).... 2013   1.181       1.493    --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   1.082       1.181            --
                                                                                    2011   1.047       1.082            --
                                                                                    2010   0.890       1.047            --
                                                                                    2009   0.778       0.890            --
                                                                                    2008   1.095       0.778            --
                                                                                    2007   1.155       1.095            --
                                                                                    2006   1.011       1.155            --
                                                                                    2005   1.000       1.011            --
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.179       1.587            --
                                                                                    2012   1.091       1.179            --
                                                                                    2011   1.176       1.091            --
                                                                                    2010   0.945       1.176            --
                                                                                    2009   0.675       0.945            --
                                                                                    2008   1.205       0.675            --
                                                                                    2007   1.111       1.205            --
                                                                                    2006   1.049       1.111            --
                                                                                    2005   1.000       1.049            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.173       1.406            --
                                                                                    2012   1.018       1.173            --
                                                                                    2011   1.168       1.018            --
                                                                                    2010   1.105       1.168            --
                                                                                    2009   0.827       1.105            --
                                                                                    2008   1.424       0.827            --
                                                                                    2007   1.265       1.424            --
                                                                                    2006   1.068       1.265            --
                                                                                    2005   1.000       1.068            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.213       1.742            --
                                                                                    2012   1.050       1.213            --
                                                                                    2011   1.055       1.050            --
                                                                                    2010   0.868       1.055            --
                                                                                    2009   0.663       0.868            --
                                                                                    2008   1.145       0.663            --
                                                                                    2007   1.197       1.145            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   1.063       1.369            --
                                                                                    2012   0.948       1.063            --
                                                                                    2011   1.037       0.948            --
                                                                                    2010   0.912       1.037            --
                                                                                    2009   0.724       0.912            --
                                                                                    2008   1.170       0.724            --
                                                                                    2007   1.230       1.170            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)............ 2013   1.088       1.334       139,336
                                                                                    2012   0.979       1.088        50,991
                                                                                    2011   0.932       0.979        45,825
                                                                                    2010   0.853       0.932        47,001
                                                                                    2009   0.714       0.853        45,399
                                                                                    2008   1.125       0.714        35,825
                                                                                    2007   1.129       1.125        24,085
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)....................................... 2007   1.181       1.234            --
                                                                                    2006   1.028       1.181            --
                                                                                    2005   0.975       1.028            --
 LMPVPI Total Return Subaccount (Class II) (6/03).................................. 2007   1.106       1.134            --
                                                                                    2006   1.010       1.106        86,821
                                                                                    2005   1.000       1.010            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)............................ 2007   1.170       1.207            --
                                                                                    2006   1.084       1.170            --
                                                                                    2005   1.000       1.084            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *........................... 2013   1.406       1.498       213,808
                                                                                    2012   1.238       1.406       216,104
                                                                                    2011   1.240       1.238       212,408
                                                                                    2010   1.181       1.240       224,182
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *................... 2009   0.675       0.639            --
                                                                                    2008   1.209       0.675            --
                                                                                    2007   1.165       1.209            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07).......... 2013   1.181       1.373         2,721
                                                                                2012   1.038       1.181         2,725
                                                                                2011   1.193       1.038            --
                                                                                2010   1.098       1.193           629
                                                                                2009   0.856       1.098           649
                                                                                2008   1.524       0.856           668
                                                                                2007   1.461       1.524            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   0.999       1.079            --
                                                                                2012   0.974       0.999        15,998
                                                                                2011   1.054       0.974        15,163
                                                                                2010   0.880       1.054        19,059
                                                                                2009   0.660       0.880        19,383
                                                                                2008   1.052       0.660        19,175
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.844       0.946            --
                                                                                2011   0.878       0.844            --
                                                                                2010   0.824       0.878            --
                                                                                2009   0.588       0.824            --
                                                                                2008   1.116       0.588            --
                                                                                2007   1.001       1.116            --
                                                                                2006   0.994       1.001            --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.372       1.312        66,648
                                                                                2012   1.288       1.372        68,115
                                                                                2011   1.303       1.288        69,888
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.061       1.372            --
                                                                                2012   0.986       1.061            --
                                                                                2011   1.128       0.986            --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.425       1.409       524,702
                                                                                2012   1.312       1.425       530,170
                                                                                2011   1.300       1.312       538,862
                                                                                2010   1.191       1.300       551,548
                                                                                2009   0.980       1.191       551,501
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   0.944       1.234            --
                                                                                2012   0.849       0.944            --
                                                                                2011   0.957       0.849            --
                                                                                2010   0.821       0.957            --
                                                                                2009   0.657       0.821            --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   0.955       0.931       214,253
                                                                                2012   0.980       0.955       225,760
                                                                                2011   1.005       0.980       212,307
                                                                                2010   1.031       1.005       342,601
                                                                                2009   1.053       1.031       478,147
                                                                                2008   1.050       1.053       399,438
                                                                                2007   1.026       1.050       606,585
                                                                                2006   1.009       1.026       671,697
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.901       1.200            --
                                                                                2012   0.940       0.901            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2013   1.091       1.262        71,081
                                                                                2012   1.005       1.091        71,309
                                                                                2011   1.009       1.005        71,568
                                                                                2010   0.943       1.009        71,814
                                                                                2009   0.818       0.943        72,053
                                                                                2008   1.080       0.818        72,950
                                                                                2007   1.106       1.080            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.087       1.347        12,934
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   1.004       1.009            --
                                                                                2005   1.000       1.004            --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.037       1.080            --
                                                                                2005   1.000       1.037            --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.140       1.237            --
                                                                                2005   1.000       1.140            --
Pioneer Variable Contracts Trust

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer America Income VCT Subaccount (Class II) (5/03)........................ 2007   0.993       1.023            --
                                                                                 2006   0.988       0.993            --
                                                                                 2005   1.000       0.988            --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04).......................... 2006   0.987       1.100            --
                                                                                 2005   1.000       0.987            --
 Pioneer Balanced VCT Subaccount (Class II) (6/03).............................. 2006   1.009       1.064            --
                                                                                 2005   1.000       1.009            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................. 2011   1.279       1.303            --
                                                                                 2010   1.204       1.279       182,288
                                                                                 2009   1.053       1.204       188,005
                                                                                 2008   1.090       1.053        45,072
                                                                                 2007   1.079       1.090        26,640
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)..................... 2013   1.021       1.280            --
                                                                                 2012   0.947       1.021            --
                                                                                 2011   1.008       0.947            --
                                                                                 2010   0.947       1.008            --
                                                                                 2009   0.839       0.947            --
                                                                                 2008   1.276       0.839            --
                                                                                 2007   1.230       1.276            --
                                                                                 2006   1.077       1.230            --
                                                                                 2005   0.986       1.077            --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05).................... 2007   1.229       1.341            --
                                                                                 2006   1.057       1.229            --
                                                                                 2005   0.977       1.057            --
 Pioneer Europe VCT Subaccount (Class II) (6/03)................................ 2006   1.035       1.302            --
                                                                                 2005   1.000       1.035            --
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................. 2011   1.061       1.131            --
                                                                                 2010   0.940       1.061            --
                                                                                 2009   0.772       0.940            --
                                                                                 2008   1.207       0.772            --
                                                                                 2007   1.182       1.207            --
                                                                                 2006   1.042       1.182            --
                                                                                 2005   1.000       1.042            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.719       0.715            --
                                                                                 2008   1.122       0.719       239,497
                                                                                 2007   1.128       1.122       183,787
                                                                                 2006   1.033       1.128       116,910
                                                                                 2005   0.996       1.033            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.052       1.124            --
                                                                                 2009   0.674       1.052       218,139
                                                                                 2008   1.074       0.674       139,380
                                                                                 2007   1.044       1.074       109,792
                                                                                 2006   0.989       1.044        47,336
                                                                                 2005   1.000       0.989            --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.723       0.689            --
                                                                                 2008   1.231       0.723            --
                                                                                 2007   1.201       1.231            --
                                                                                 2006   1.076       1.201            --
                                                                                 2005   1.003       1.076            --
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.562       0.590            --
                                                                                 2008   1.131       0.562            --
                                                                                 2007   1.080       1.131            --
                                                                                 2006   1.016       1.080            --
                                                                                 2005   1.000       1.016            --
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   0.791       0.720            --
                                                                                 2008   1.479       0.791            --
                                                                                 2007   1.340       1.479            --
                                                                                 2006   1.121       1.340            --
                                                                                 2005   1.000       1.121            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.692       0.711            --
                                                                                 2008   1.152       0.692            --
                                                                                 2007   1.093       1.152            --
                                                                                 2006   1.090       1.093            --
                                                                                 2005   1.000       1.090            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04)............ 2007   1.064       1.247            --
                                                                               2006   1.012       1.064            --
                                                                               2005   1.000       1.012            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)..................... 2009   0.668       0.636            --
                                                                               2008   1.108       0.668            --
                                                                               2007   1.225       1.108            --
                                                                               2006   1.101       1.225            --
                                                                               2005   1.000       1.101            --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)....................... 2006   1.024       1.084            --
                                                                               2005   1.000       1.024            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03).................... 2009   0.918       0.968            --
                                                                               2008   1.066       0.918       558,876
                                                                               2007   1.030       1.066       214,553
                                                                               2006   0.995       1.030       215,430
                                                                               2005   1.000       0.995            --
 Pioneer Value VCT Subaccount (Class II) (6/03)............................... 2007   1.144       1.135            --
                                                                               2006   1.020       1.144            --
                                                                               2005   1.000       1.020            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2013   1.488       1.419            --
                                                                               2012   1.368       1.488            --
                                                                               2011   1.837       1.368            --
                                                                               2010   1.630       1.837            --
                                                                               2009   0.961       1.630            --
                                                                               2008   2.364       0.961            --
                                                                               2007   1.702       2.364            --
                                                                               2006   1.289       1.702            --
                                                                               2005   1.000       1.289            --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2013   1.155       1.450            --
                                                                               2012   1.077       1.155            --
                                                                               2011   1.045       1.077            --
                                                                               2010   0.899       1.045            --
                                                                               2009   0.810       0.899            --
                                                                               2008   1.195       0.810            --
                                                                               2007   1.219       1.195            --
                                                                               2006   1.024       1.219            --
                                                                               2005   1.000       1.024            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.126       1.309     5,653,792
                                                                               2012   1.033       1.126     5,693,168
                                                                               2011   1.095       1.033     5,870,064
                                                                               2010   0.979       1.095     6,246,359
                                                                               2009   0.757       0.979     6,297,902
                                                                               2008   1.196       0.757     6,466,610
                                                                               2007   1.161       1.196     5,710,624
                                                                               2006   1.057       1.161     3,150,750
                                                                               2005   0.982       1.057            --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.148       1.301     4,905,615
                                                                               2012   1.056       1.148     5,183,002
                                                                               2011   1.106       1.056     5,363,189
                                                                               2010   0.996       1.106     5,194,071
                                                                               2009   0.777       0.996     5,248,899
                                                                               2008   1.158       0.777     5,624,649
                                                                               2007   1.124       1.158     4,836,462
                                                                               2006   1.042       1.124     2,364,251
                                                                               2005   0.992       1.042            --
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.065       1.378            --
                                                                               2012   0.986       1.065            --
                                                                               2011   1.074       0.986            --
                                                                               2010   0.934       1.074            --
                                                                               2009   0.765       0.934            --
                                                                               2008   1.185       0.765            --
                                                                               2007   1.154       1.185            --
                                                                               2006   1.054       1.154            --
                                                                               2005   1.000       1.054            --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2013   1.438       1.424            --

PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.55%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2012   1.271       1.438    --
                 2011   1.188       1.271    --
                 2010   0.948       1.188    --
                 2009   0.739       0.948    --
                 2008   1.230       0.739    --
                 2007   1.560       1.230    --
                 2006   1.173       1.560    --
                 2005   1.000       1.173    --





                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60%
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.152       1.223            --
                                                                                    2006   1.114       1.152        10,810
                                                                                    2005   1.053       1.114         9,741
                                                                                    2004   1.000       1.053         4,791
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.280       1.261            --
                                                                                    2007   1.203       1.280         2,902
                                                                                    2006   1.112       1.203         3,004
                                                                                    2005   1.064       1.112         2,451
                                                                                    2004   1.000       1.064            --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.256       1.587         7,493
                                                                                    2012   1.151       1.256         8,386
                                                                                    2011   1.115       1.151         8,840
                                                                                    2010   0.948       1.115         9,752
                                                                                    2009   0.829       0.948        15,996
                                                                                    2008   1.168       0.829        17,661
                                                                                    2007   1.232       1.168        18,654
                                                                                    2006   1.079       1.232        18,008
                                                                                    2005   1.071       1.079         6,434
                                                                                    2004   1.000       1.071            --
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.239       1.668           879
                                                                                    2012   1.148       1.239           882
                                                                                    2011   1.237       1.148         5,978
                                                                                    2010   0.995       1.237         6,122
                                                                                    2009   0.711       0.995         6,789
                                                                                    2008   1.270       0.711         7,054
                                                                                    2007   1.172       1.270         6,361
                                                                                    2006   1.106       1.172         5,890
                                                                                    2005   1.083       1.106         4,777
                                                                                    2004   1.000       1.083         4,717
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.355       1.624       114,676
                                                                                    2012   1.177       1.355       118,023
                                                                                    2011   1.351       1.177       125,466
                                                                                    2010   1.279       1.351       122,966
                                                                                    2009   0.958       1.279       120,080
                                                                                    2008   1.650       0.958       118,480
                                                                                    2007   1.467       1.650       112,977
                                                                                    2006   1.239       1.467       123,624
                                                                                    2005   1.154       1.239       113,416
                                                                                    2004   1.000       1.154         4,481
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.252       1.798        22,543
                                                                                    2012   1.085       1.252        22,926
                                                                                    2011   1.090       1.085        28,616
                                                                                    2010   0.897       1.090        29,174
                                                                                    2009   0.686       0.897        28,127
                                                                                    2008   1.185       0.686        44,064
                                                                                    2007   1.239       1.185        43,036
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   1.100       1.417           653

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   0.982       1.100           655
                                                                                2011   1.075       0.982           657
                                                                                2010   0.946       1.075           659
                                                                                2009   0.750       0.946           745
                                                                                2008   1.215       0.750           747
                                                                                2007   1.277       1.215           749
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)........ 2013   1.133       1.388        10,061
                                                                                2012   1.020       1.133        10,063
                                                                                2011   0.971       1.020        10,069
                                                                                2010   0.889       0.971        10,076
                                                                                2009   0.744       0.889         5,814
                                                                                2008   1.175       0.744         3,467
                                                                                2007   1.178       1.175         3,473
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)................................... 2007   1.180       1.233            --
                                                                                2006   1.027       1.180           784
                                                                                2005   0.975       1.027           786
 LMPVPI Total Return Subaccount (Class II) (6/03).............................. 2007   1.155       1.183            --
                                                                                2006   1.056       1.155        13,180
                                                                                2005   1.052       1.056         2,987
                                                                                2004   1.000       1.052            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.212       1.250            --
                                                                                2006   1.123       1.212        23,009
                                                                                2005   1.051       1.123        22,912
                                                                                2004   1.000       1.051         4,861
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *....................... 2013   1.558       1.660       174,891
                                                                                2012   1.372       1.558       174,828
                                                                                2011   1.376       1.372       180,409
                                                                                2010   1.311       1.376       180,443
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.699       0.662            --
                                                                                2008   1.253       0.699        13,334
                                                                                2007   1.208       1.253        10,896
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.363       1.583            --
                                                                                2012   1.198       1.363            --
                                                                                2011   1.378       1.198            --
                                                                                2010   1.269       1.378            --
                                                                                2009   0.990       1.269            --
                                                                                2008   1.763       0.990            --
                                                                                2007   1.690       1.763            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   0.995       1.075            --
                                                                                2012   0.970       0.995        19,651
                                                                                2011   1.051       0.970        19,608
                                                                                2010   0.878       1.051        19,525
                                                                                2009   0.659       0.878        19,730
                                                                                2008   1.051       0.659         3,480
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.842       0.943            --
                                                                                2011   0.876       0.842       125,687
                                                                                2010   0.822       0.876       125,697
                                                                                2009   0.587       0.822       120,943
                                                                                2008   1.115       0.587       118,230
                                                                                2007   1.001       1.115       118,238
                                                                                2006   0.994       1.001       118,245
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.016       1.258       172,174
                                                                                2012   0.860       1.016       172,359
                                                                                2011   0.964       0.860       176,364
                                                                                2010   0.854       0.964       176,275
                                                                                2009   0.627       0.854       178,611
                                                                                2008   1.082       0.627       177,552
                                                                                2007   1.045       1.082       175,778
                                                                                2006   0.996       1.045       154,708
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.469       1.404       114,564
                                                                                2012   1.380       1.469       124,952
                                                                                2011   1.396       1.380       124,857

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.141       1.475         1,905
                                                                                2012   1.061       1.141         2,106
                                                                                2011   1.214       1.061        19,266
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.572       1.553        32,423
                                                                                2012   1.448       1.572        33,476
                                                                                2011   1.436       1.448        39,121
                                                                                2010   1.316       1.436        40,525
                                                                                2009   1.083       1.316        47,822
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   0.976       1.275           445
                                                                                2012   0.878       0.976           447
                                                                                2011   0.990       0.878         7,205
                                                                                2010   0.850       0.990         6,949
                                                                                2009   0.680       0.850        13,883
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   0.944       0.919        82,715
                                                                                2012   0.969       0.944        79,891
                                                                                2011   0.994       0.969        82,003
                                                                                2010   1.020       0.994       126,906
                                                                                2009   1.043       1.020        81,261
                                                                                2008   1.040       1.043       171,671
                                                                                2007   1.016       1.040       185,261
                                                                                2006   1.001       1.016        42,885
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.898       1.196       122,178
                                                                                2012   0.940       0.898       122,182
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2013   1.087       1.257            --
                                                                                2012   1.002       1.087            --
                                                                                2011   1.007       1.002            --
                                                                                2010   0.941       1.007            --
                                                                                2009   0.817       0.941            --
                                                                                2008   1.079       0.817            --
                                                                                2007   1.106       1.079            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.082       1.341        19,315
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   0.995       1.001            --
                                                                                2005   0.993       0.995       106,379
                                                                                2004   1.000       0.993         2,496
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.068       1.113            --
                                                                                2005   1.045       1.068       105,674
                                                                                2004   1.000       1.045            --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.297       1.408            --
                                                                                2005   1.167       1.297       109,344
                                                                                2004   1.000       1.167            --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.028       1.057            --
                                                                                2006   1.023       1.028        12,117
                                                                                2005   1.031       1.023        10,977
                                                                                2004   1.000       1.031            --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.977       1.088            --
                                                                                2005   0.991       0.977         2,400
                                                                                2004   1.000       0.991            --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.035       1.091            --
                                                                                2005   1.025       1.035            --
                                                                                2004   1.000       1.025            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.277       1.301            --
                                                                                2010   1.203       1.277        36,984
                                                                                2009   1.053       1.203        46,241
                                                                                2008   1.090       1.053        27,663
                                                                                2007   1.079       1.090        29,976
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2013   1.017       1.274        40,887

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2012   0.944       1.017        41,786
                                                                                 2011   1.005       0.944        42,243
                                                                                 2010   0.944       1.005        42,763
                                                                                 2009   0.837       0.944        40,066
                                                                                 2008   1.274       0.837        35,662
                                                                                 2007   1.229       1.274        36,805
                                                                                 2006   1.077       1.229        37,456
                                                                                 2005   0.986       1.077        25,273
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05).................... 2007   1.228       1.339            --
                                                                                 2006   1.056       1.228           480
                                                                                 2005   0.977       1.056            --
 Pioneer Europe VCT Subaccount (Class II) (6/03)................................ 2006   1.235       1.554            --
                                                                                 2005   1.176       1.235            --
                                                                                 2004   1.000       1.176            --
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................. 2011   1.142       1.217            --
                                                                                 2010   1.012       1.142        19,287
                                                                                 2009   0.832       1.012        32,867
                                                                                 2008   1.301       0.832        31,761
                                                                                 2007   1.274       1.301        29,920
                                                                                 2006   1.124       1.274        16,484
                                                                                 2005   1.089       1.124        16,935
                                                                                 2004   1.000       1.089         6,968
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.718       0.713            --
                                                                                 2008   1.121       0.718        39,666
                                                                                 2007   1.127       1.121        40,136
                                                                                 2006   1.032       1.127        19,416
                                                                                 2005   0.996       1.032        18,915
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.139       1.217            --
                                                                                 2009   0.730       1.139       194,478
                                                                                 2008   1.165       0.730         3,249
                                                                                 2007   1.132       1.165         3,318
                                                                                 2006   1.074       1.132        13,431
                                                                                 2005   1.084       1.074         2,754
                                                                                 2004   1.000       1.084            --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.721       0.688            --
                                                                                 2008   1.230       0.721            --
                                                                                 2007   1.200       1.230            --
                                                                                 2006   1.076       1.200            --
                                                                                 2005   1.003       1.076            --
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.600       0.629            --
                                                                                 2008   1.207       0.600       102,300
                                                                                 2007   1.153       1.207       102,311
                                                                                 2006   1.086       1.153       102,320
                                                                                 2005   1.080       1.086       101,352
                                                                                 2004   1.000       1.080            --
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   0.924       0.842            --
                                                                                 2008   1.729       0.924        26,250
                                                                                 2007   1.567       1.729        25,419
                                                                                 2006   1.312       1.567         9,727
                                                                                 2005   1.169       1.312         4,720
                                                                                 2004   1.000       1.169            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.714       0.733            --
                                                                                 2008   1.189       0.714       117,038
                                                                                 2007   1.128       1.189       117,043
                                                                                 2006   1.127       1.128       117,048
                                                                                 2005   1.069       1.127       114,298
                                                                                 2004   1.000       1.069            --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.081       1.266            --
                                                                                 2006   1.029       1.081       115,572
                                                                                 2005   1.009       1.029       105,396
                                                                                 2004   1.000       1.009            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   0.757       0.720            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2008   1.255       0.757       107,078
                                                                               2007   1.388       1.255       107,019
                                                                               2006   1.248       1.388       106,913
                                                                               2005   1.152       1.248        56,448
                                                                               2004   1.000       1.152            --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)....................... 2006   1.096       1.159            --
                                                                               2005   1.106       1.096        49,716
                                                                               2004   1.000       1.106            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03).................... 2009   1.009       1.064            --
                                                                               2008   1.173       1.009        23,955
                                                                               2007   1.134       1.173        27,311
                                                                               2006   1.095       1.134        26,499
                                                                               2005   1.097       1.095        25,896
                                                                               2004   1.000       1.097         6,826
 Pioneer Value VCT Subaccount (Class II) (6/03)............................... 2007   1.240       1.231            --
                                                                               2006   1.106       1.240        12,208
                                                                               2005   1.085       1.106        12,260
                                                                               2004   1.000       1.085         7,012
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2013   1.996       1.902       160,010
                                                                               2012   1.835       1.996       159,814
                                                                               2011   2.466       1.835       166,632
                                                                               2010   2.189       2.466       167,805
                                                                               2009   1.291       2.189       189,998
                                                                               2008   3.178       1.291       138,324
                                                                               2007   2.290       3.178       131,978
                                                                               2006   1.734       2.290       132,746
                                                                               2005   1.294       1.734        78,600
                                                                               2004   1.000       1.294         4,136
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2013   1.298       1.629        22,883
                                                                               2012   1.212       1.298        23,668
                                                                               2011   1.176       1.212        24,148
                                                                               2010   1.012       1.176        25,246
                                                                               2009   0.912       1.012        25,689
                                                                               2008   1.347       0.912        26,323
                                                                               2007   1.375       1.347        27,945
                                                                               2006   1.155       1.375        12,608
                                                                               2005   1.124       1.155         1,859
                                                                               2004   1.000       1.124            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.122       1.304        89,037
                                                                               2012   1.029       1.122        89,103
                                                                               2011   1.092       1.029        89,176
                                                                               2010   0.977       1.092        36,764
                                                                               2009   0.756       0.977        89,999
                                                                               2008   1.195       0.756        90,108
                                                                               2007   1.160       1.195       404,197
                                                                               2006   1.056       1.160       408,332
                                                                               2005   0.982       1.056         7,802
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.144       1.296       160,617
                                                                               2012   1.052       1.144       160,683
                                                                               2011   1.103       1.052       176,612
                                                                               2010   0.994       1.103       294,399
                                                                               2009   0.776       0.994       323,990
                                                                               2008   1.156       0.776       324,057
                                                                               2007   1.123       1.156        37,918
                                                                               2006   1.042       1.123        37,885
                                                                               2005   0.992       1.042         7,848
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.205       1.559       106,586
                                                                               2012   1.116       1.205       106,596
                                                                               2011   1.217       1.116       109,337
                                                                               2010   1.059       1.217       109,351
                                                                               2009   0.868       1.059       105,831
                                                                               2008   1.345       0.868       103,764
                                                                               2007   1.310       1.345       103,776
                                                                               2006   1.198       1.310       103,787
                                                                               2005   1.142       1.198        90,922
                                                                               2004   1.000       1.142            --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2013   1.787       1.768       184,351

PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.60%
                       (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2012   1.580       1.787      184,205
                 2011   1.478       1.580      190,483
                 2010   1.180       1.478      190,836
                 2009   0.920       1.180      191,033
                 2008   1.533       0.920       85,466
                 2007   1.945       1.533       86,271
                 2006   1.462       1.945       85,572
                 2005   1.306       1.462       77,752
                 2004   1.000       1.306           --





                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70%
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   0.987       1.048            --
                                                                                    2006   1.000       0.987            --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.103       1.087            --
                                                                                    2007   1.038       1.103            --
                                                                                    2006   1.000       1.038            --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.123       1.418            --
                                                                                    2012   1.031       1.123            --
                                                                                    2011   0.999       1.031            --
                                                                                    2010   0.851       0.999            --
                                                                                    2009   0.745       0.851            --
                                                                                    2008   1.050       0.745            --
                                                                                    2007   1.109       1.050            --
                                                                                    2006   1.000       1.109            --
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.046       1.407            --
                                                                                    2012   0.970       1.046            --
                                                                                    2011   1.047       0.970            --
                                                                                    2010   0.843       1.047            --
                                                                                    2009   0.603       0.843            --
                                                                                    2008   1.078       0.603            --
                                                                                    2007   0.995       1.078            --
                                                                                    2006   1.000       0.995            --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.043       1.249            --
                                                                                    2012   0.907       1.043            --
                                                                                    2011   1.042       0.907            --
                                                                                    2010   0.988       1.042            --
                                                                                    2009   0.740       0.988            --
                                                                                    2008   1.276       0.740            --
                                                                                    2007   1.135       1.276            --
                                                                                    2006   1.000       1.135            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.053       1.511            --
                                                                                    2012   0.914       1.053            --
                                                                                    2011   0.919       0.914            --
                                                                                    2010   0.757       0.919            --
                                                                                    2009   0.580       0.757            --
                                                                                    2008   1.002       0.580            --
                                                                                    2007   1.048       1.002            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   0.982       1.263            --
                                                                                    2012   0.877       0.982            --
                                                                                    2011   0.961       0.877            --
                                                                                    2010   0.847       0.961            --
                                                                                    2009   0.672       0.847            --
                                                                                    2008   1.089       0.672            --
                                                                                    2007   1.146       1.089            --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)............ 2013   1.043       1.276       139,731

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   0.939       1.043       141,663
                                                                                2011   0.896       0.939       144,898
                                                                                2010   0.821       0.896       146,895
                                                                                2009   0.688       0.821       145,677
                                                                                2008   1.086       0.688        85,774
                                                                                2007   1.091       1.086        95,939
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)................................... 2007   1.104       1.153            --
                                                                                2006   1.000       1.104            --
 LMPVPI Total Return Subaccount (Class II) (6/03).............................. 2007   1.069       1.096            --
                                                                                2006   1.000       1.069        55,779
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)........................ 2007   1.026       1.058            --
                                                                                2006   1.000       1.026            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10)......................... 2013   1.329       1.414       114,697
                                                                                2012   1.171       1.329       115,535
                                                                                2011   1.176       1.171       116,697
                                                                                2010   1.121       1.176       118,169
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *............... 2009   0.598       0.566            --
                                                                                2008   1.073       0.598            --
                                                                                2007   1.035       1.073            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.015       1.178            --
                                                                                2012   0.894       1.015            --
                                                                                2011   1.028       0.894            --
                                                                                2010   0.948       1.028            --
                                                                                2009   0.740       0.948            --
                                                                                2008   1.320       0.740            --
                                                                                2007   1.266       1.320            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   0.923       0.997            --
                                                                                2012   0.901       0.923            --
                                                                                2011   0.977       0.901            --
                                                                                2010   0.817       0.977            --
                                                                                2009   0.614       0.817            --
                                                                                2008   0.979       0.614            --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)............. 2012   0.837       0.938            --
                                                                                2011   0.872       0.837            --
                                                                                2010   0.819       0.872            --
                                                                                2009   0.586       0.819            --
                                                                                2008   1.113       0.586            --
                                                                                2007   1.000       1.113            --
                                                                                2006   0.994       1.000            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.009       1.248            --
                                                                                2012   0.856       1.009            --
                                                                                2011   0.960       0.856            --
                                                                                2010   0.850       0.960            --
                                                                                2009   0.625       0.850            --
                                                                                2008   1.080       0.625            --
                                                                                2007   1.044       1.080            --
                                                                                2006   0.996       1.044            --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.362       1.300        24,581
                                                                                2012   1.280       1.362        24,736
                                                                                2011   1.296       1.280        26,340
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   0.980       1.266            --
                                                                                2012   0.912       0.980            --
                                                                                2011   1.045       0.912            --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.399       1.381       230,504
                                                                                2012   1.289       1.399       223,904
                                                                                2011   1.280       1.289       224,343
                                                                                2010   1.174       1.280       215,653
                                                                                2009   0.967       1.174       258,346
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   0.832       1.085            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   0.748       0.832            --
                                                                                2011   0.846       0.748            --
                                                                                2010   0.726       0.846            --
                                                                                2009   0.582       0.726            --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   0.940       0.915       168,825
                                                                                2012   0.966       0.940       172,833
                                                                                2011   0.993       0.966       175,191
                                                                                2010   1.020       0.993       203,912
                                                                                2009   1.043       1.020       207,565
                                                                                2008   1.042       1.043       219,885
                                                                                2007   1.019       1.042       198,447
                                                                                2006   1.004       1.019       112,991
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.892       1.187            --
                                                                                2012   0.930       0.892            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2013   1.080       1.247            --
                                                                                2012   0.997       1.080            --
                                                                                2011   1.002       0.997            --
                                                                                2010   0.938       1.002            --
                                                                                2009   0.814       0.938            --
                                                                                2008   1.078       0.814            --
                                                                                2007   1.104       1.078            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.004       1.242            --
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   1.000       1.004            --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.000       1.005            --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.000       1.034            --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   1.007       1.035            --
                                                                                2006   1.000       1.007        47,453
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   1.000       1.086            --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.000       1.032            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.273       1.296            --
                                                                                2010   1.200       1.273        27,404
                                                                                2009   1.051       1.200        28,642
                                                                                2008   1.090       1.051        38,802
                                                                                2007   1.079       1.090        44,948
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05).................... 2013   0.906       1.134            --
                                                                                2012   0.842       0.906            --
                                                                                2011   0.897       0.842            --
                                                                                2010   0.844       0.897            --
                                                                                2009   0.749       0.844            --
                                                                                2008   1.141       0.749            --
                                                                                2007   1.102       1.141            --
                                                                                2006   1.000       1.102            --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05)................... 2007   1.108       1.208            --
                                                                                2006   1.000       1.108            --
 Pioneer Europe VCT Subaccount (Class II) (6/03)............................... 2006   1.000       1.192            --
 Pioneer Fund VCT Subaccount (Class II) (6/03)................................. 2011   0.983       1.047            --
                                                                                2010   0.872       0.983            --
                                                                                2009   0.718       0.872            --
                                                                                2008   1.123       0.718            --
                                                                                2007   1.101       1.123            --
                                                                                2006   1.000       1.101            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05).................... 2009   0.684       0.679            --
                                                                                2008   1.069       0.684       110,382
                                                                                2007   1.075       1.069       127,515
                                                                                2006   1.000       1.075        81,573
 Pioneer High Yield VCT Subaccount (Class II) (6/03)........................... 2010   1.048       1.120            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2009   0.673       1.048        28,642
                                                                                 2008   1.074       0.673        36,427
                                                                                 2007   1.045       1.074        38,507
                                                                                 2006   1.000       1.045        39,626
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.643       0.613            --
                                                                                 2008   1.097       0.643            --
                                                                                 2007   1.072       1.097            --
                                                                                 2006   1.000       1.072            --
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.548       0.575            --
                                                                                 2008   1.104       0.548            --
                                                                                 2007   1.056       1.104            --
                                                                                 2006   1.000       1.056            --
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   0.661       0.602            --
                                                                                 2008   1.238       0.661            --
                                                                                 2007   1.124       1.238            --
                                                                                 2006   1.000       1.124            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.621       0.638            --
                                                                                 2008   1.035       0.621            --
                                                                                 2007   0.984       1.035            --
                                                                                 2006   1.000       0.984            --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.005       1.177            --
                                                                                 2006   1.000       1.005            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   0.564       0.536            --
                                                                                 2008   0.937       0.564            --
                                                                                 2007   1.037       0.937            --
                                                                                 2006   1.000       1.037            --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.000       0.986            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   0.915       0.964            --
                                                                                 2008   1.064       0.915       247,309
                                                                                 2007   1.030       1.064       241,569
                                                                                 2006   1.000       1.030        68,017
 Pioneer Value VCT Subaccount (Class II) (6/03)................................. 2007   1.082       1.073            --
                                                                                 2006   1.000       1.082            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03)...................... 2013   1.024       0.975            --
                                                                                 2012   0.943       1.024            --
                                                                                 2011   1.268       0.943            --
                                                                                 2010   1.127       1.268            --
                                                                                 2009   0.665       1.127            --
                                                                                 2008   1.639       0.665            --
                                                                                 2007   1.182       1.639            --
                                                                                 2006   1.000       1.182            --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)......................... 2013   1.081       1.356            --
                                                                                 2012   1.010       1.081            --
                                                                                 2011   0.981       1.010            --
                                                                                 2010   0.846       0.981            --
                                                                                 2009   0.763       0.846            --
                                                                                 2008   1.127       0.763            --
                                                                                 2007   1.152       1.127            --
                                                                                 2006   1.000       1.152            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05)............ 2013   1.021       1.185     1,009,616
                                                                                 2012   0.938       1.021     1,092,681
                                                                                 2011   0.996       0.938     1,190,224
                                                                                 2010   0.892       0.996     1,269,873
                                                                                 2009   0.690       0.892     1,285,187
                                                                                 2008   1.093       0.690     1,343,418
                                                                                 2007   1.062       1.093     1,545,218
                                                                                 2006   1.000       1.062       962,053
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05).......... 2013   1.064       1.204     1,432,320

                    PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.70% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2012   0.980       1.064     1,467,396
                                                                     2011   1.028       0.980     1,491,446
                                                                     2010   0.927       1.028     1,505,470
                                                                     2009   0.725       0.927     1,520,603
                                                                     2008   1.081       0.725     1,581,382
                                                                     2007   1.051       1.081     1,546,086
                                                                     2006   1.000       1.051     1,154,992
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)............. 2013   0.974       1.259            --
                                                                     2012   0.903       0.974            --
                                                                     2011   0.986       0.903            --
                                                                     2010   0.859       0.986            --
                                                                     2009   0.704       0.859            --
                                                                     2008   1.093       0.704            --
                                                                     2007   1.066       1.093            --
                                                                     2006   1.000       1.066            --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03)........ 2013   1.139       1.126            --
                                                                     2012   1.008       1.139            --
                                                                     2011   0.944       1.008            --
                                                                     2010   0.754       0.944            --
                                                                     2009   0.589       0.754            --
                                                                     2008   0.982       0.589            --
                                                                     2007   1.247       0.982            --
                                                                     2006   1.000       1.247            --





                                  PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75%
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Subaccount (Series II) (6/03)....................... 2007   1.107       1.175    --
                                                                                    2006   1.072       1.107    --
                                                                                    2005   1.000       1.072    --
 AIM V.I. Mid Cap Core Equity Subaccount (Series II) (6/03)........................ 2008   1.199       1.181    --
                                                                                    2007   1.128       1.199    --
                                                                                    2006   1.045       1.128    --
                                                                                    2005   1.000       1.045    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) (6/03)........... 2013   1.162       1.467    --
                                                                                    2012   1.067       1.162    --
                                                                                    2011   1.035       1.067    --
                                                                                    2010   0.882       1.035    --
                                                                                    2009   0.772       0.882    --
                                                                                    2008   1.089       0.772    --
                                                                                    2007   1.151       1.089    --
                                                                                    2006   1.010       1.151    --
                                                                                    2005   1.000       1.010    --
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (6/03)....... 2013   1.160       1.559    --
                                                                                    2012   1.076       1.160    --
                                                                                    2011   1.162       1.076    --
                                                                                    2010   0.936       1.162    --
                                                                                    2009   0.670       0.936    --
                                                                                    2008   1.198       0.670    --
                                                                                    2007   1.107       1.198    --
                                                                                    2006   1.047       1.107    --
                                                                                    2005   1.000       1.047    --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.154       1.381    --
                                                                                    2012   1.004       1.154    --
                                                                                    2011   1.154       1.004    --
                                                                                    2010   1.095       1.154    --
                                                                                    2009   0.821       1.095    --
                                                                                    2008   1.415       0.821    --
                                                                                    2007   1.260       1.415    --
                                                                                    2006   1.067       1.260    --
                                                                                    2005   1.000       1.067    --

                            PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class II) (4/07)........ 2013   1.194       1.712           --
                                                                                    2012   1.036       1.194           --
                                                                                    2011   1.042       1.036           --
                                                                                    2010   0.859       1.042           --
                                                                                    2009   0.658       0.859           --
                                                                                    2008   1.138       0.658           --
                                                                                    2007   1.191       1.138           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............. 2013   1.046       1.345           --
                                                                                    2012   0.936       1.046           --
                                                                                    2011   1.025       0.936           --
                                                                                    2010   0.904       1.025           --
                                                                                    2009   0.718       0.904           --
                                                                                    2008   1.164       0.718           --
                                                                                    2007   1.225       1.164           --
 LMPVET ClearBridge Variable Equity Income Subaccount (Class II) (4/07)............ 2013   1.071       1.310           --
                                                                                    2012   0.966       1.071           --
                                                                                    2011   0.921       0.966           --
                                                                                    2010   0.845       0.921           --
                                                                                    2009   0.708       0.845           --
                                                                                    2008   1.119       0.708           --
                                                                                    2007   1.124       1.119        4,111
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class II) (4/05)....................................... 2007   1.177       1.229           --
                                                                                    2006   1.026       1.177           --
                                                                                    2005   0.975       1.026           --
 LMPVPI Total Return Subaccount (Class II) (6/03).................................. 2007   1.102       1.129           --
                                                                                    2006   1.009       1.102        4,055
                                                                                    2005   1.000       1.009           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class II) (6/03)............................ 2007   1.166       1.202           --
                                                                                    2006   1.082       1.166           --
                                                                                    2005   1.000       1.082           --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (5/10) *........................... 2013   1.384       1.472       84,873
                                                                                    2012   1.221       1.384       90,386
                                                                                    2011   1.226       1.221       90,386
                                                                                    2010   1.169       1.226       96,603
 MIST Met/AIM Capital Appreciation Subaccount (Class E) (4/07) *................... 2009   0.670       0.634           --
                                                                                    2008   1.202       0.670           --
                                                                                    2007   1.160       1.202           --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07).............. 2013   1.162       1.349           --
                                                                                    2012   1.024       1.162           --
                                                                                    2011   1.179       1.024           --
                                                                                    2010   1.088       1.179           --
                                                                                    2009   0.850       1.088           --
                                                                                    2008   1.515       0.850           --
                                                                                    2007   1.454       1.515           --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)...................................... 2013   0.984       1.062           --
                                                                                    2012   0.961       0.984           --
                                                                                    2011   1.043       0.961           --
                                                                                    2010   0.872       1.043           --
                                                                                    2009   0.656       0.872           --
                                                                                    2008   1.046       0.656           --
 MIST Oppenheimer Capital Appreciation Subaccount (Class B) (4/06)................. 2012   0.835       0.935           --
                                                                                    2011   0.870       0.835           --
                                                                                    2010   0.817       0.870           --
                                                                                    2009   0.585       0.817           --
                                                                                    2008   1.112       0.585           --
                                                                                    2007   1.000       1.112           --
                                                                                    2006   0.994       1.000           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *...................... 2013   1.006       1.244           --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   0.853       1.006            --
                                                                                2011   0.957       0.853            --
                                                                                2010   0.849       0.957            --
                                                                                2009   0.624       0.849            --
                                                                                2008   1.079       0.624            --
                                                                                2007   1.044       1.079            --
                                                                                2006   0.996       1.044            --
 MIST PIMCO Total Return Subaccount (Class B) (5/11)........................... 2013   1.358       1.296            --
                                                                                2012   1.278       1.358            --
                                                                                2011   1.294       1.278            --
 MIST Pioneer Fund Subaccount (Class B) (5/11)................................. 2013   1.044       1.348            --
                                                                                2012   0.973       1.044            --
                                                                                2011   1.114       0.973            --
 MIST Pioneer Strategic Income Subaccount (Class E) (5/09)..................... 2013   1.402       1.384            --
                                                                                2012   1.294       1.402            --
                                                                                2011   1.285       1.294            --
                                                                                2010   1.179       1.285            --
                                                                                2009   0.972       1.179            --
Metropolitan Series Fund
 MSF BlackRock Capital Appreciation Subaccount (Class E) (5/09)................ 2013   0.929       1.212            --
                                                                                2012   0.837       0.929            --
                                                                                2011   0.946       0.837            --
                                                                                2010   0.813       0.946            --
                                                                                2009   0.651       0.813            --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)........................ 2013   0.940       0.914         6,511
                                                                                2012   0.966       0.940         6,517
                                                                                2011   0.993       0.966         6,522
                                                                                2010   1.021       0.993         6,528
                                                                                2009   1.045       1.021         6,534
                                                                                2008   1.044       1.045            --
                                                                                2007   1.022       1.044            --
                                                                                2006   1.007       1.022            --
 MSF Jennison Growth Subaccount (Class B) (4/12)............................... 2013   0.889       1.182            --
                                                                                2012   0.930       0.889            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/07)..................... 2013   1.076       1.243        85,427
                                                                                2012   0.994       1.076       103,998
                                                                                2011   1.000       0.994       104,005
                                                                                2010   0.936       1.000       110,565
                                                                                2009   0.813       0.936       110,574
                                                                                2008   1.077       0.813       110,583
                                                                                2007   1.104       1.077       110,592
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)...................... 2013   1.070       1.324            --
Money Market Portfolio
 Money Market Subaccount (5/03)................................................ 2006   1.002       1.007            --
                                                                                2005   1.000       1.002            --
Oppenheimer Variable Account Funds
 Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) (6/03)........ 2006   1.035       1.078            --
                                                                                2005   1.000       1.035            --
 Oppenheimer Global Securities Subaccount/VA (Service Shares) (6/03)........... 2006   1.138       1.234            --
                                                                                2005   1.000       1.138            --
Pioneer Variable Contracts Trust
 Pioneer America Income VCT Subaccount (Class II) (5/03)....................... 2007   0.990       1.017            --
                                                                                2006   0.986       0.990            --
                                                                                2005   1.000       0.986            --
 Pioneer AmPac Growth VCT Subaccount (Class II) (4/04)......................... 2006   0.985       1.096            --
                                                                                2005   1.000       0.985            --
 Pioneer Balanced VCT Subaccount (Class II) (6/03)............................. 2006   1.008       1.060            --
                                                                                2005   1.000       1.008            --
 Pioneer Bond VCT Subaccount (Class II) (11/07)................................ 2011   1.271       1.294            --
                                                                                2010   1.199       1.271            --
                                                                                2009   1.051       1.199            --
                                                                                2008   1.090       1.051            --
                                                                                2007   1.079       1.090            --

                          PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Pioneer Disciplined Value VCT Subaccount (Class II) (3/05)..................... 2013   1.005       1.257            --
                                                                                 2012   0.934       1.005            --
                                                                                 2011   0.997       0.934            --
                                                                                 2010   0.938       0.997            --
                                                                                 2009   0.833       0.938            --
                                                                                 2008   1.269       0.833            --
                                                                                 2007   1.226       1.269            --
                                                                                 2006   1.076       1.226            --
                                                                                 2005   0.985       1.076            --
 Pioneer Equity Opportunity VCT Subaccount (Class II) (5/05).................... 2007   1.224       1.334            --
                                                                                 2006   1.055       1.224            --
                                                                                 2005   0.977       1.055            --
 Pioneer Europe VCT Subaccount (Class II) (6/03)................................ 2006   1.033       1.298            --
                                                                                 2005   1.000       1.033            --
 Pioneer Fund VCT Subaccount (Class II) (6/03).................................. 2011   1.048       1.117            --
                                                                                 2010   0.931       1.048            --
                                                                                 2009   0.766       0.931            --
                                                                                 2008   1.200       0.766            --
                                                                                 2007   1.177       1.200            --
                                                                                 2006   1.040       1.177            --
                                                                                 2005   1.000       1.040            --
 Pioneer Global High Yield VCT Subaccount (Class II) (3/05)..................... 2009   0.714       0.709            --
                                                                                 2008   1.116       0.714         9,582
                                                                                 2007   1.124       1.116         9,589
                                                                                 2006   1.031       1.124        19,249
                                                                                 2005   0.995       1.031            --
 Pioneer High Yield VCT Subaccount (Class II) (6/03)............................ 2010   1.041       1.112            --
                                                                                 2009   0.669       1.041       106,588
                                                                                 2008   1.068       0.669       101,442
                                                                                 2007   1.040       1.068       101,442
                                                                                 2006   0.987       1.040            --
                                                                                 2005   1.000       0.987            --
 Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) (4/05)........ 2009   0.717       0.684            --
                                                                                 2008   1.225       0.717            --
                                                                                 2007   1.197       1.225            --
                                                                                 2006   1.075       1.197            --
                                                                                 2005   1.003       1.075            --
 Pioneer Independence VCT Subaccount (Class II) (6/03).......................... 2009   0.558       0.585            --
                                                                                 2008   1.125       0.558            --
                                                                                 2007   1.076       1.125            --
                                                                                 2006   1.015       1.076            --
                                                                                 2005   1.000       1.015            --
 Pioneer International Value VCT Subaccount (Class II) (6/03)................... 2009   0.785       0.714            --
                                                                                 2008   1.470       0.785            --
                                                                                 2007   1.335       1.470            --
                                                                                 2006   1.119       1.335            --
                                                                                 2005   1.000       1.119            --
 Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) (4/04)............ 2009   0.687       0.705            --
                                                                                 2008   1.145       0.687            --
                                                                                 2007   1.089       1.145            --
                                                                                 2006   1.088       1.089            --
                                                                                 2005   1.000       1.088            --
 Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) (4/04).............. 2007   1.060       1.240            --
                                                                                 2006   1.010       1.060            --
                                                                                 2005   1.000       1.010            --
 Pioneer Small Cap Value VCT Subaccount (Class II) (6/03)....................... 2009   0.663       0.631            --
                                                                                 2008   1.102       0.663            --
                                                                                 2007   1.220       1.102            --
                                                                                 2006   1.099       1.220            --
                                                                                 2005   1.000       1.099            --
 Pioneer Small Company VCT Subaccount (Class II) (6/03)......................... 2006   1.023       1.081            --
                                                                                 2005   1.000       1.023            --
 Pioneer Strategic Income VCT Subaccount (Class II) (5/03)...................... 2009   0.911       0.959            --

                         PIONEER ANNUISTAR PLUS -- SEPARATE ACCOUNT CHARGES 2.75% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2008   1.060       0.911        24,657
                                                                               2007   1.026       1.060         4,302
                                                                               2006   0.993       1.026         4,360
                                                                               2005   1.000       0.993            --
 Pioneer Value VCT Subaccount (Class II) (6/03)............................... 2007   1.140       1.129            --
                                                                               2006   1.018       1.140            --
                                                                               2005   1.000       1.018            --
 Pioneer VCT Emerging Markets Subaccount (Class II) (6/03).................... 2013   1.465       1.394            --
                                                                               2012   1.349       1.465            --
                                                                               2011   1.815       1.349            --
                                                                               2010   1.614       1.815            --
                                                                               2009   0.953       1.614            --
                                                                               2008   2.350       0.953            --
                                                                               2007   1.696       2.350            --
                                                                               2006   1.286       1.696            --
                                                                               2005   1.000       1.286            --
 Pioneer VCT Equity Income Subaccount (Class II) (6/03)....................... 2013   1.137       1.425            --
                                                                               2012   1.063       1.137            --
                                                                               2011   1.033       1.063            --
                                                                               2010   0.890       1.033            --
                                                                               2009   0.803       0.890            --
                                                                               2008   1.188       0.803            --
                                                                               2007   1.215       1.188            --
                                                                               2006   1.022       1.215            --
                                                                               2005   1.000       1.022            --
 Pioneer VCT Ibbotson Growth Allocation Subaccount (Class II) (3/05).......... 2013   1.109       1.287       715,236
                                                                               2012   1.019       1.109       733,405
                                                                               2011   1.083       1.019       741,984
                                                                               2010   0.970       1.083       772,126
                                                                               2009   0.751       0.970       774,829
                                                                               2008   1.190       0.751       782,825
                                                                               2007   1.157       1.190     1,126,438
                                                                               2006   1.055       1.157       876,376
                                                                               2005   0.982       1.055            --
 Pioneer VCT Ibbotson Moderate Allocation Subaccount (Class II) (4/05)........ 2013   1.131       1.279        55,264
                                                                               2012   1.042       1.131        55,286
                                                                               2011   1.093       1.042        55,311
                                                                               2010   0.987       1.093        55,337
                                                                               2009   0.771       0.987        55,365
                                                                               2008   1.151       0.771        79,243
                                                                               2007   1.120       1.151        59,411
                                                                               2006   1.041       1.120         4,002
                                                                               2005   0.992       1.041            --
 Pioneer VCT Mid Cap Value Subaccount (Class II) (6/03)....................... 2013   1.048       1.354            --
                                                                               2012   0.972       1.048            --
                                                                               2011   1.061       0.972            --
                                                                               2010   0.925       1.061            --
                                                                               2009   0.759       0.925            --
                                                                               2008   1.178       0.759            --
                                                                               2007   1.150       1.178            --
                                                                               2006   1.053       1.150            --
                                                                               2005   1.000       1.053            --
 Pioneer VCT Real Estate Shares Subaccount (Class II) (6/03).................. 2013   1.416       1.399            --
                                                                               2012   1.254       1.416            --
                                                                               2011   1.174       1.254            --
                                                                               2010   0.939       1.174            --
                                                                               2009   0.734       0.939            --
                                                                               2008   1.223       0.734            --
                                                                               2007   1.554       1.223            --
                                                                               2006   1.171       1.554            --
                                                                               2005   1.000       1.171            --


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Capital Appreciation Fund/VA was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Global Securities Fund/VA was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/24/2006, Pioneer Variable Contracts Trust-Pioneer Small Company VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer AmPac Growth VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Growth VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Balanced VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Ibbotson Moderate Allocation VCT Portfolio and is no longer available as a funding option.

Effective on or about 12/18/2006, Pioneer Variable Contracts Trust-Pioneer Europe VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Capital Appreciation Fund was replaced by Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Value VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer America Income VCT Portfolio merged into Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust-Pioneer Equity Opportunity VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 11/12/2007, Pioneer Variable Contracts Trust - Pioneer Small and Mid Cap Growth VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 4/28/2008, AIM Variable Insurance Funds-AIM V.I. Mid Cap Core Equity Fund was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Strategic Income VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Global High Yield VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Ibbotson Aggressive Allocation VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Independence VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer International Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Oak Ridge Large Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/01/2009, Pioneer Variable Contracts Trust-Pioneer Small Cap Value VCT Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/03/2010, Pioneer Variable Contracts Trust-Pioneer High Yield VCT Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Bond VCT Portfolio was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Pioneer Variable Contracts Trust-Pioneer Fund VCT Portfolio was replaced by Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                            Portfolio Architect Plus
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........... 2006   1.378       1.346            --
                                                                           2005   1.220       1.378       233,209
                                                                           2004   1.145       1.220       145,734
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03)................. 2013   2.217       2.815       416,822
                                                                           2012   1.840       2.217       527,646
                                                                           2011   2.054       1.840       581,666
                                                                           2010   1.869       2.054       590,448
                                                                           2009   1.336       1.869       710,200
                                                                           2008   2.206       1.336       757,724
                                                                           2007   1.954       2.206       862,237
                                                                           2006   1.650       1.954       840,073
                                                                           2005   1.471       1.650       790,943
                                                                           2004   1.319       1.471       298,870
 American Funds Growth Subaccount (Class 2) (5/03)........................ 2013   1.828       2.338     1,196,264
                                                                           2012   1.577       1.828     1,469,839
                                                                           2011   1.676       1.577     1,584,818
                                                                           2010   1.436       1.676     1,776,385
                                                                           2009   1.048       1.436     1,981,591
                                                                           2008   1.902       1.048     2,169,802
                                                                           2007   1.722       1.902     2,261,505
                                                                           2006   1.589       1.722     2,434,271
                                                                           2005   1.391       1.589     2,311,664
                                                                           2004   1.258       1.391     1,178,911
 American Funds Growth-Income Subaccount (Class 2) (5/03)................. 2013   1.596       2.095       974,273
                                                                           2012   1.382       1.596     1,324,123
                                                                           2011   1.432       1.382     1,570,713
                                                                           2010   1.307       1.432     1,756,510
                                                                           2009   1.013       1.307     1,963,018
                                                                           2008   1.658       1.013     2,163,248
                                                                           2007   1.606       1.658     2,161,567
                                                                           2006   1.418       1.606     2,215,409
                                                                           2005   1.362       1.418     2,165,504
                                                                           2004   1.256       1.362     1,214,780
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)......................................... 2006   1.660       1.642            --
                                                                           2005   1.428       1.660       445,734
                                                                           2004   1.215       1.428        86,415
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)..................... 2006   1.719       2.242            --
                                                                           2005   1.631       1.719     1,012,396
                                                                           2004   1.263       1.631       516,544
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).............. 2008   1.496       1.431            --
                                                                           2007   1.420       1.496       236,748
                                                                           2006   1.240       1.420       240,910
                                                                           2005   1.209       1.240       235,604
                                                                           2004   1.170       1.209        87,371
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........ 2008   1.304       1.230            --
                                                                           2007   1.491       1.304       278,225
                                                                           2006   1.461       1.491       286,689
                                                                           2005   1.405       1.461       291,197
                                                                           2004   1.283       1.405       203,908
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)....... 2006   1.312       1.426            --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2005   1.211       1.312       261,973
                                                                                      2004   1.079       1.211        57,352
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................ 2006   1.309       1.459            --
                                                                                      2005   1.209       1.309       124,463
                                                                                      2004   1.072       1.209        48,619
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................ 2013   1.913       2.463       502,061
                                                                                      2012   1.675       1.913       596,265
                                                                                      2011   1.753       1.675       668,157
                                                                                      2010   1.525       1.753       697,747
                                                                                      2009   1.145       1.525       760,724
                                                                                      2008   2.032       1.145       855,864
                                                                                      2007   1.762       2.032       942,048
                                                                                      2006   1.608       1.762     1,002,487
                                                                                      2005   1.402       1.608       819,158
                                                                                      2004   1.239       1.402       398,465
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)....... 2013   1.685       2.290        23,229
                                                                                      2012   1.402       1.685        23,765
                                                                                      2011   1.467       1.402        24,548
                                                                                      2010   1.265       1.467        23,159
                                                                                      2009   0.947       1.265       224,935
                                                                                      2008   1.643       0.947       229,391
                                                                                      2007   1.566       1.643       217,483
                                                                                      2006   1.399       1.566       217,584
                                                                                      2005   1.179       1.399       231,823
                                                                                      2004   1.184       1.179         9,228
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................ 2013   2.557       3.415       619,808
                                                                                      2012   2.270       2.557       801,652
                                                                                      2011   2.590       2.270       904,292
                                                                                      2010   2.049       2.590       903,157
                                                                                      2009   1.491       2.049     1,070,554
                                                                                      2008   2.512       1.491     1,190,020
                                                                                      2007   2.215       2.512     1,327,016
                                                                                      2006   2.005       2.215     1,361,783
                                                                                      2005   1.728       2.005     1,211,721
                                                                                      2004   1.410       1.728       537,441
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)......................... 2006   1.452       1.690            --
                                                                                      2005   1.336       1.452       245,540
                                                                                      2004   1.206       1.336       113,600
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03).......... 2008   3.619       3.292            --
                                                                                      2007   2.859       3.619       358,586
                                                                                      2006   2.270       2.859       367,205
                                                                                      2005   1.812       2.270       338,359
                                                                                      2004   1.478       1.812       152,981
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)..................... 2013   1.966       2.376       615,482
                                                                                      2012   1.691       1.966       765,025
                                                                                      2011   1.925       1.691       840,062
                                                                                      2010   1.806       1.925       947,057
                                                                                      2009   1.340       1.806     1,095,082
                                                                                      2008   2.287       1.340     1,288,407
                                                                                      2007   2.015       2.287     1,434,778
                                                                                      2006   1.687       2.015     1,459,522
                                                                                      2005   1.558       1.687     1,527,265
                                                                                      2004   1.337       1.558       940,538
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)...................... 2006   1.619       1.939            --
                                                                                      2005   1.513       1.619     1,116,443
                                                                                      2004   1.326       1.513       468,827
High Yield Bond Trust
 High Yield Bond Trust (6/04)........................................................ 2006   1.058       1.081            --
                                                                                      2005   1.062       1.058       555,904
                                                                                      2004   0.990       1.062       180,567
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)............................. 2006   1.232       1.272            --
                                                                                      2005   1.164       1.232        28,018
                                                                                      2004   1.093       1.164        27,891

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03).............. 2010   1.592       1.614            --
                                                                                   2009   1.289       1.592         3,253
                                                                                   2008   1.847       1.289         3,255
                                                                                   2007   1.544       1.847         3,256
                                                                                   2006   1.477       1.544            --
                                                                                   2005   1.337       1.477            --
                                                                                   2004   1.191       1.337            --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)................... 2008   1.666       1.569            --
                                                                                   2007   1.549       1.666         3,622
                                                                                   2006   1.336       1.549         3,714
                                                                                   2005   1.287       1.336         3,689
                                                                                   2004   1.253       1.287         2,471
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................. 2011   1.979       2.118            --
                                                                                   2010   1.618       1.979        40,143
                                                                                   2009   1.049       1.618        44,572
                                                                                   2008   1.905       1.049        33,223
                                                                                   2007   1.592       1.905        37,776
                                                                                   2006   1.502       1.592        14,230
                                                                                   2005   1.369       1.502         7,740
                                                                                   2004   1.385       1.369            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03).................................... 2006   1.540       1.726            --
                                                                                   2005   1.506       1.540       294,987
                                                                                   2004   1.333       1.506       119,769
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2013   1.782       2.589       130,584
                                                                                   2012   1.527       1.782       182,158
                                                                                   2011   1.516       1.527       192,076
                                                                                   2010   1.233       1.516       213,462
                                                                                   2009   0.932       1.233       226,662
                                                                                   2008   1.591       0.932       243,658
                                                                                   2007   1.651       1.591       246,294
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   1.562       2.029       205,488
                                                                                   2012   1.382       1.562       267,392
                                                                                   2011   1.498       1.382       588,539
                                                                                   2010   1.307       1.498       311,817
                                                                                   2009   1.028       1.307       347,212
                                                                                   2008   1.648       1.028       340,472
                                                                                   2007   1.722       1.648       347,575
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2013   1.679       2.146        36,028
                                                                                   2012   1.473       1.679        42,880
                                                                                   2011   1.460       1.473        53,664
                                                                                   2010   1.318       1.460        60,501
                                                                                   2009   1.098       1.318        65,057
                                                                                   2008   1.580       1.098        79,583
                                                                                   2007   1.528       1.580       149,614
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)......... 2013   1.525       2.067       226,299
                                                                                   2012   1.289       1.525       251,626
                                                                                   2011   1.320       1.289       256,882
                                                                                   2010   1.222       1.320       262,911
                                                                                   2009   0.873       1.222       274,297
                                                                                   2008   1.417       0.873       222,879
                                                                                   2007   1.416       1.417       245,584
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03).......... 2013   1.693       2.203       101,015
                                                                                   2012   1.478       1.693       122,575
                                                                                   2011   1.432       1.478       137,646
                                                                                   2010   1.331       1.432       161,545
                                                                                   2009   1.087       1.331       175,379
                                                                                   2008   1.718       1.087       179,183
                                                                                   2007   1.682       1.718       204,059
                                                                                   2006   1.447       1.682       244,341
                                                                                   2005   1.381       1.447       271,405
                                                                                   2004   1.273       1.381       190,757
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)......... 2013   2.356       3.406       164,428

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                             2012   2.007       2.356       221,373
                                                                             2011   2.013       2.007       238,765
                                                                             2010   1.636       2.013       274,528
                                                                             2009   1.165       1.636       392,888
                                                                             2008   1.999       1.165       389,310
                                                                             2007   1.849       1.999       392,612
                                                                             2006   1.667       1.849       410,677
                                                                             2005   1.617       1.667       397,431
                                                                             2004   1.429       1.617       303,512
 LMPVET Equity Index Subaccount (Class II) (5/03)........................... 2009   0.965       0.939            --
                                                                             2008   1.570       0.965       546,627
                                                                             2007   1.522       1.570       699,338
                                                                             2006   1.345       1.522       695,284
                                                                             2005   1.312       1.345       698,391
                                                                             2004   1.211       1.312       504,679
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)...... 2013   1.297       1.514        52,863
                                                                             2012   1.192       1.297        62,157
                                                                             2011   1.212       1.192        62,193
                                                                             2010   1.100       1.212        69,847
                                                                             2009   0.911       1.100       320,894
                                                                             2008   1.238       0.911       353,204
                                                                             2007   1.136       1.238       360,173
                                                                             2006   1.073       1.136       362,779
                                                                             2005   1.045       1.073       372,448
                                                                             2004   0.945       1.045       333,251
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03).... 2011   0.979       0.967            --
                                                                             2010   0.912       0.979       130,236
                                                                             2009   0.790       0.912        71,565
                                                                             2008   1.019       0.790        86,995
                                                                             2007   1.023       1.019       308,701
                                                                             2006   0.999       1.023       123,836
                                                                             2005   0.993       0.999       146,211
                                                                             2004   0.998       0.993       146,687
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)................................. 2007   1.656       1.737            --
                                                                             2006   1.426       1.656       338,487
                                                                             2005   1.394       1.426       356,315
                                                                             2004   1.309       1.394       307,014
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)........................ 2007   1.369       1.426            --
                                                                             2006   1.336       1.369       253,907
                                                                             2005   1.291       1.336       286,424
                                                                             2004   1.307       1.291       217,039
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)...................... 2007   1.610       1.666            --
                                                                             2006   1.474       1.610       250,676
                                                                             2005   1.365       1.474       260,495
                                                                             2004   1.272       1.365       152,042
 LMPVPII Growth and Income Subaccount (Class I) (7/03)...................... 2007   1.473       1.538            --
                                                                             2006   1.333       1.473       157,580
                                                                             2005   1.308       1.333       126,393
                                                                             2004   1.227       1.308       117,048
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)................. 2007   1.610       1.672            --
                                                                             2006   1.396       1.610       469,864
                                                                             2005   1.375       1.396       485,157
                                                                             2004   1.242       1.375       176,267
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)..................... 2007   1.800       1.983            --
                                                                             2006   1.631       1.800       576,274
                                                                             2005   1.533       1.631       728,687
                                                                             2004   1.257       1.533       284,735
Managed Assets Trust
 Managed Assets Trust (5/04)................................................ 2006   1.082       1.116            --
                                                                             2005   1.060       1.082       417,007
                                                                             2004   0.981       1.060       165,264
Met Investors Series Trust

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.780       1.715            --
                                                                          2007   1.707       1.780       330,746
                                                                          2006   1.794       1.707       330,112
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2013   1.894       2.046       381,699
                                                                          2012   1.648       1.894       503,657
                                                                          2011   1.633       1.648       570,643
                                                                          2010   1.429       1.633       590,219
                                                                          2009   0.986       1.429       633,369
                                                                          2008   1.322       0.986       681,314
                                                                          2007   1.309       1.322       850,596
                                                                          2006   1.242       1.309       324,051
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.636       1.715            --
                                                                          2006   1.546       1.636       166,665
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.505       1.985        71,003
                                                                          2012   1.349       1.505       125,717
                                                                          2011   1.369       1.349       131,562
                                                                          2010   1.237       1.369       135,483
                                                                          2009   1.055       1.237       148,044
                                                                          2008   1.712       1.055       155,237
                                                                          2007   1.701       1.712       170,287
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2013   1.030       1.051       738,388
                                                                          2012   0.830       1.030     1,014,349
                                                                          2011   0.891       0.830     1,182,379
                                                                          2010   0.780       0.891     1,252,626
                                                                          2009   0.587       0.780     1,366,011
                                                                          2008   1.021       0.587     1,473,698
                                                                          2007   1.219       1.021     1,515,113
                                                                          2006   1.003       1.219     1,809,767
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2013   2.060       2.615       319,925
                                                                          2012   1.706       2.060       377,084
                                                                          2011   1.872       1.706       392,118
                                                                          2010   1.736       1.872       444,271
                                                                          2009   1.233       1.736       462,272
                                                                          2008   2.157       1.233       413,517
                                                                          2007   1.682       2.157       429,685
                                                                          2006   1.642       1.682       396,216
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2013   2.101       2.702       179,301
                                                                          2012   1.651       2.101       214,785
                                                                          2011   1.952       1.651       227,398
                                                                          2010   1.702       1.952       220,757
                                                                          2009   1.113       1.702       218,267
                                                                          2008   1.910       1.113       287,445
                                                                          2007   1.960       1.910       351,762
                                                                          2006   1.780       1.960       316,052
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2013   1.640       2.184       270,844
                                                                          2012   1.408       1.640       325,572
                                                                          2011   1.453       1.408       413,560
                                                                          2010   1.287       1.453       436,926
                                                                          2009   1.032       1.287       529,725
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2013   1.045       1.339       299,644
                                                                          2012   0.927       1.045       446,176
                                                                          2011   0.979       0.927       576,851
                                                                          2010   0.793       0.979       612,417
                                                                          2009   0.638       0.793       741,339
                                                                          2008   1.059       0.638       813,148
                                                                          2007   1.071       1.059       898,327
                                                                          2006   0.964       1.071         7,715
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2013   1.555       2.148        11,433
                                                                          2012   1.335       1.555        11,758
                                                                          2011   1.369       1.335        21,879
                                                                          2010   1.101       1.369        17,621
                                                                          2009   0.834       1.101        22,922
                                                                          2008   1.382       0.834        22,362
                                                                          2007   1.262       1.382        27,242
                                                                          2006   1.273       1.262        17,062
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2013   1.451       1.901        26,845

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.276       1.451        28,051
                                                                                2011   1.444       1.276        40,795
                                                                                2010   1.229       1.444        37,691
                                                                                2009   0.968       1.229        43,951
                                                                                2008   1.317       0.968        38,523
                                                                                2007   1.353       1.317        63,517
                                                                                2006   1.270       1.353        53,423
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........... 2009   0.906       0.896            --
                                                                                2008   1.233       0.906       397,331
                                                                                2007   1.179       1.233       420,681
                                                                                2006   1.116       1.179       472,318
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013   1.901       2.021       237,558
                                                                                2012   1.708       1.901       281,448
                                                                                2011   1.658       1.708       326,918
                                                                                2010   1.490       1.658       380,617
                                                                                2009   1.105       1.490       384,331
                                                                                2008   1.377       1.105       358,147
                                                                                2007   1.311       1.377       411,364
                                                                                2006   1.252       1.311       429,166
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.894       0.849            --
                                                                                2008   1.585       0.894       104,847
                                                                                2007   1.441       1.585       114,498
                                                                                2006   1.459       1.441       133,230
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   0.981       1.249        81,520
                                                                                2012   0.855       0.981       173,118
                                                                                2011   1.000       0.855       178,643
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2013   2.847       2.659       178,979
                                                                                2012   2.436       2.847       212,539
                                                                                2011   3.047       2.436       244,039
                                                                                2010   2.507       3.047       253,013
                                                                                2009   1.509       2.507       329,620
                                                                                2008   3.297       1.509       366,094
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.868       2.190       601,754
                                                                                2012   1.628       1.868       783,632
                                                                                2011   1.855       1.628       946,241
                                                                                2010   1.693       1.855       995,566
                                                                                2009   1.309       1.693     1,210,101
                                                                                2008   2.310       1.309     1,266,452
                                                                                2007   2.201       2.310        67,205
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   1.711       1.854            --
                                                                                2012   1.648       1.711       216,875
                                                                                2011   1.767       1.648       229,439
                                                                                2010   1.458       1.767       253,497
                                                                                2009   1.082       1.458       276,747
                                                                                2008   1.712       1.082       288,570
 MIST MLA Mid Cap Subaccount (Class B) (4/07).................................. 2013   1.066       1.155            --
                                                                                2012   1.030       1.066     1,035,971
                                                                                2011   1.106       1.030     1,552,496
                                                                                2010   0.915       1.106     1,164,583
                                                                                2009   0.681       0.915     1,410,554
                                                                                2008   1.122       0.681     1,654,478
                                                                                2007   1.268       1.122        86,866
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.078       1.347     1,114,391
                                                                                2012   0.905       1.078     1,322,622
                                                                                2011   1.005       0.905     1,416,751
                                                                                2010   0.881       1.005     1,591,586
                                                                                2009   0.641       0.881     1,624,393
                                                                                2008   1.097       0.641     1,736,560
                                                                                2007   1.050       1.097     1,928,469
                                                                                2006   0.996       1.050     2,037,499
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............. 2013   1.611       1.442       473,827
                                                                                2012   1.499       1.611       650,535
                                                                                2011   1.367       1.499       795,965
                                                                                2010   1.288       1.367       828,396
                                                                                2009   1.107       1.288       773,155
                                                                                2008   1.206       1.107       730,859
                                                                                2007   1.139       1.206       709,817

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.580       1.523     2,619,325
                                                                          2012   1.471       1.580     3,622,366
                                                                          2011   1.450       1.471     3,608,642
                                                                          2010   1.363       1.450     2,320,501
                                                                          2009   1.224       1.363     2,331,313
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.495       1.956        12,462
                                                                          2012   1.375       1.495        16,363
                                                                          2011   1.465       1.375        42,769
                                                                          2010   1.282       1.465        72,105
                                                                          2009   1.053       1.282        70,368
                                                                          2008   1.595       1.053        62,526
                                                                          2007   1.545       1.595        79,266
                                                                          2006   1.438       1.545        76,943
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.162       1.282            --
                                                                          2006   1.104       1.162        85,446
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   1.715       1.712       634,859
                                                                          2012   1.563       1.715       713,235
                                                                          2011   1.534       1.563       948,066
                                                                          2010   1.391       1.534       909,923
                                                                          2009   1.063       1.391       946,334
                                                                          2008   1.211       1.063       983,963
                                                                          2007   1.155       1.211     1,028,520
                                                                          2006   1.116       1.155       785,830
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.878       1.962            --
                                                                          2012   1.704       1.878        48,326
                                                                          2011   2.109       1.704        50,479
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   1.011       1.330       419,056
                                                                          2012   0.872       1.011       555,744
                                                                          2011   0.924       0.872       779,438
                                                                          2010   0.803       0.924       937,954
                                                                          2009   0.690       0.803       992,643
                                                                          2008   1.101       0.690     1,013,968
                                                                          2007   1.077       1.101     1,216,095
                                                                          2006   1.001       1.077       697,417
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   1.029       1.339     1,166,563
                                                                          2012   0.887       1.029     1,421,058
                                                                          2011   0.991       0.887     1,592,770
                                                                          2010   0.841       0.991     1,763,969
                                                                          2009   0.676       0.841     2,022,001
                                                                          2008   0.980       0.676     2,140,066
                                                                          2007   1.028       0.980     2,425,148
                                                                          2006   1.003       1.028       711,952
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.333       1.301       379,615
                                                                          2012   1.261       1.333       451,073
                                                                          2011   1.204       1.261       440,767
                                                                          2010   1.130       1.204       468,938
                                                                          2009   1.050       1.130       490,003
                                                                          2008   1.106       1.050       536,250
                                                                          2007   1.058       1.106       630,779
                                                                          2006   1.019       1.058       484,574
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.229       1.622       190,854
                                                                          2012   1.093       1.229       273,943
                                                                          2011   1.221       1.093       273,863
                                                                          2010   1.037       1.221       361,316
                                                                          2009   0.824       1.037       427,767
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.282       1.520       240,262
                                                                          2012   1.160       1.282       283,972
                                                                          2011   1.137       1.160       312,718
                                                                          2010   1.055       1.137       312,094
                                                                          2009   0.910       1.055       338,380
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2013   1.008       0.991     4,109,096

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   1.025       1.008     3,666,525
                                                                                    2011   1.043       1.025     5,482,238
                                                                                    2010   1.060       1.043     5,587,121
                                                                                    2009   1.074       1.060     6,098,592
                                                                                    2008   1.062       1.074     6,523,177
                                                                                    2007   1.028       1.062     3,332,432
                                                                                    2006   1.006       1.028     3,222,885
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 2013   1.315       1.729       142,532
                                                                                    2012   1.186       1.315       157,005
                                                                                    2011   1.257       1.186       175,607
                                                                                    2010   1.141       1.257       200,885
                                                                                    2009   0.880       1.141       239,608
                                                                                    2008   1.426       0.880       264,858
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.769       0.802            --
                                                                                    2008   1.417       0.769       310,605
                                                                                    2007   1.387       1.417       304,423
                                                                                    2006   1.369       1.387       318,716
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013   1.276       1.404            --
                                                                                    2012   1.123       1.276       598,087
                                                                                    2011   1.218       1.123       592,860
                                                                                    2010   1.082       1.218       618,116
                                                                                    2009   0.905       1.082       615,503
                                                                                    2008   1.508       0.905       650,801
                                                                                    2007   1.474       1.508       760,928
                                                                                    2006   1.438       1.474       812,291
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.636       2.133       178,626
                                                                                    2012   1.501       1.636       184,592
                                                                                    2011   1.576       1.501       196,569
                                                                                    2010   1.392       1.576       221,983
                                                                                    2009   0.949       1.392       416,079
                                                                                    2008   1.778       0.949       463,937
                                                                                    2007   1.502       1.778       461,426
                                                                                    2006   1.540       1.502       460,045
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.926       1.003            --
                                                                                    2010   0.814       0.926       170,919
                                                                                    2009   0.630       0.814       395,266
                                                                                    2008   1.076       0.630       401,375
                                                                                    2007   1.060       1.076       407,964
                                                                                    2006   1.002       1.060       415,612
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.271       1.304       503,263
                                                                                    2012   1.185       1.271       896,329
                                                                                    2011   1.167       1.185       776,520
                                                                                    2010   1.079       1.167       767,668
                                                                                    2009   0.910       1.079       809,221
                                                                                    2008   1.081       0.910       628,181
                                                                                    2007   1.042       1.081       167,259
                                                                                    2006   1.001       1.042        52,003
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.209       1.318       478,627
                                                                                    2012   1.103       1.209       773,047
                                                                                    2011   1.110       1.103       864,014
                                                                                    2010   1.013       1.110       953,169
                                                                                    2009   0.833       1.013       615,170
                                                                                    2008   1.080       0.833       347,305
                                                                                    2007   1.049       1.080       307,605
                                                                                    2006   1.002       1.049        78,615
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2013   1.133       1.314       661,098
                                                                                    2012   1.018       1.133       647,180
                                                                                    2011   1.050       1.018       702,750
                                                                                    2010   0.943       1.050       823,214
                                                                                    2009   0.758       0.943     1,106,422
                                                                                    2008   1.081       0.758       698,697
                                                                                    2007   1.054       1.081       826,468
                                                                                    2006   1.002       1.054       695,042
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 2013   1.059       1.294       405,797

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   0.934       1.059       343,365
                                                                                  2011   0.987       0.934       348,743
                                                                                  2010   0.875       0.987       279,346
                                                                                  2009   0.689       0.875       520,467
                                                                                  2008   1.081       0.689       525,964
                                                                                  2007   1.059       1.081       565,433
                                                                                  2006   1.002       1.059       434,710
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................. 2013   1.145       1.483       720,364
                                                                                  2012   1.009       1.145       625,964
                                                                                  2011   1.010       1.009       708,708
                                                                                  2010   0.897       1.010       755,899
                                                                                  2009   0.730       0.897     1,190,775
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)....................... 2013   1.488       1.737     1,184,455
                                                                                  2012   1.359       1.488     1,307,262
                                                                                  2011   1.353       1.359     1,317,848
                                                                                  2010   1.252       1.353     1,549,396
                                                                                  2009   1.076       1.252     1,631,485
                                                                                  2008   1.409       1.076     1,664,381
                                                                                  2007   1.376       1.409     2,193,063
                                                                                  2006   1.288       1.376     2,464,195
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).............................. 2013   1.440       1.922       782,763
                                                                                  2012   1.256       1.440       429,025
                                                                                  2011   1.266       1.256       458,507
                                                                                  2010   1.156       1.266       476,031
                                                                                  2009   0.973       1.156       480,020
                                                                                  2008   1.467       0.973       491,422
                                                                                  2007   1.387       1.467       511,174
                                                                                  2006   1.256       1.387       563,222
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........................ 2013   1.867       2.330       191,795
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........................ 2013   1.163       1.449       751,813
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................. 2013   1.194       1.628       106,856
                                                                                  2012   1.023       1.194       538,524
                                                                                  2011   1.055       1.023       903,709
                                                                                  2010   0.919       1.055       875,435
                                                                                  2009   0.653       0.919     1,112,032
                                                                                  2008   1.146       0.653       849,286
                                                                                  2007   1.068       1.146       319,549
                                                                                  2006   0.998       1.068       309,858
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2013   1.632       2.313       515,590
                                                                                  2012   1.432       1.632       540,183
                                                                                  2011   1.436       1.432       679,583
                                                                                  2010   1.084       1.436       743,130
                                                                                  2009   0.796       1.084       721,583
                                                                                  2008   1.211       0.796       668,556
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2007   1.148       1.191            --
                                                                                  2006   1.081       1.148       611,233
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...... 2013   1.219       1.192       156,980
                                                                                  2012   1.198       1.219       186,895
                                                                                  2011   1.153       1.198       235,069
                                                                                  2010   1.107       1.153       268,545
                                                                                  2009   1.078       1.107       328,155
                                                                                  2008   1.098       1.078       345,901
                                                                                  2007   1.069       1.098       356,357
                                                                                  2006   1.034       1.069       364,365
Money Market Portfolio
 Money Market Subaccount (5/03).................................................. 2006   0.998       1.006            --
                                                                                  2005   0.987       0.998     3,371,576
                                                                                  2004   0.993       0.987     2,175,883
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04).................. 2006   1.094       1.155            --
                                                                                  2005   1.052       1.094       269,043
                                                                                  2004   0.992       1.052        92,026
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03).................. 2007   1.113       1.135            --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2006   1.124       1.113       806,861
                                                                                      2005   1.120       1.124     1,079,597
                                                                                      2004   1.046       1.120       212,548
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)..................... 2009   1.182       1.221            --
                                                                                      2008   1.147       1.182     2,423,102
                                                                                      2007   1.073       1.147     2,470,927
                                                                                      2006   1.051       1.073     2,529,532
                                                                                      2005   1.044       1.051     2,497,306
                                                                                      2004   1.012       1.044       968,230
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)......................... 2007   2.045       2.213            --
                                                                                      2006   1.629       2.045         6,386
                                                                                      2005   1.476       1.629         4,302
                                                                                      2004   1.292       1.476            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03).............................. 2007   2.151       2.296            --
                                                                                      2006   1.865       2.151       868,558
                                                                                      2005   1.773       1.865       865,656
                                                                                      2004   1.428       1.773       469,458
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)................................ 2006   1.371       1.459            --
                                                                                      2005   1.282       1.371       136,917
                                                                                      2004   1.225       1.282        85,341
 Travelers Convertible Securities Subaccount (6/03).................................. 2006   1.175       1.252            --
                                                                                      2005   1.191       1.175       335,953
                                                                                      2004   1.140       1.191       184,806
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................... 2006   1.643       1.794            --
                                                                                      2005   1.487       1.643       326,543
                                                                                      2004   1.298       1.487       212,893
 Travelers Equity Income Subaccount (5/03)........................................... 2006   1.369       1.438            --
                                                                                      2005   1.333       1.369       796,677
                                                                                      2004   1.234       1.333       445,063
 Travelers Federated High Yield Subaccount (5/03).................................... 2006   1.212       1.242            --
                                                                                      2005   1.202       1.212       278,152
                                                                                      2004   1.108       1.202       163,728
 Travelers Federated Stock Subaccount (6/03)......................................... 2006   1.407       1.456            --
                                                                                      2005   1.359       1.407        33,030
                                                                                      2004   1.250       1.359        25,423
 Travelers Large Cap Subaccount (6/03)............................................... 2006   1.329       1.369            --
                                                                                      2005   1.244       1.329       267,943
                                                                                      2004   1.188       1.244       158,186
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................... 2006   1.100       1.169            --
                                                                                      2005   1.000       1.100       292,653
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 2006   1.030       1.033            --
                                                                                      2005   1.000       1.030        50,090
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 2006   1.067       1.104            --
                                                                                      2005   1.000       1.067       580,765
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.077       1.123            --
                                                                                      2005   1.000       1.077       334,074
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.046       1.066            --
                                                                                      2005   1.000       1.046        25,746
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.456       1.546            --
                                                                                      2005   1.322       1.456       161,991
                                                                                      2004   1.160       1.322        86,666
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................. 2006   1.456       1.540            --
                                                                                      2005   1.437       1.456       460,731
                                                                                      2004   1.281       1.437       312,401
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)............................... 2006   1.248       1.288            --
                                                                                      2005   1.233       1.248     2,471,112
                                                                                      2004   1.125       1.233     1,075,218
 Travelers MFS(Reg. TM) Value Subaccount (5/04)...................................... 2006   1.162       1.256            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.111       1.162       543,927
                                                                          2004   0.961       1.111       114,475
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.550       1.780            --
                                                                          2005   1.439       1.550       228,774
                                                                          2004   1.265       1.439       135,891
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.355       1.438            --
                                                                          2005   1.301       1.355        69,817
                                                                          2004   1.190       1.301         9,188
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.050       1.104            --
                                                                          2005   1.000       1.050        83,935
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.106       1.116            --
                                                                          2005   1.085       1.106       808,416
                                                                          2004   0.971       1.085       157,198
 Travelers Quality Bond Subaccount (5/03)................................ 2006   1.029       1.019            --
                                                                          2005   1.030       1.029       605,434
                                                                          2004   1.014       1.030       311,122
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.335       1.392            --
                                                                          2005   1.330       1.335        58,950
                                                                          2004   1.228       1.330        52,599
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.106       1.273            --
                                                                          2005   1.000       1.106        14,618
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.108       1.270            --
                                                                          2005   1.000       1.108        50,508
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.073       1.034            --
                                                                          2005   1.046       1.073       374,550
                                                                          2004   0.979       1.046        47,201
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)...................... 2009   1.029       0.998            --
                                                                          2008   1.631       1.029       535,740
                                                                          2007   1.699       1.631       596,073
                                                                          2006   1.489       1.699       611,947
                                                                          2005   1.454       1.489       597,781
                                                                          2004   1.260       1.454       248,011
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.834       0.855            --
                                                                          2008   1.490       0.834            --
                                                                          2007   1.348       1.490            --
                                                                          2006   1.284       1.348            --
                                                                          2005   1.211       1.284            --
                                                                          2004   1.187       1.211            --





                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.376       1.343           --
                                                                        2005   1.219       1.376           --
                                                                        2004   1.145       1.219           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2013   2.206       2.800           --
                                                                        2012   1.832       2.206           --
                                                                        2011   2.046       1.832           --
                                                                        2010   1.863       2.046           --
                                                                        2009   1.332       1.863       16,095
                                                                        2008   2.201       1.332       16,095
                                                                        2007   1.950       2.201       16,095
                                                                        2006   1.648       1.950       16,095
                                                                        2005   1.470       1.648       16,095
                                                                        2004   1.318       1.470       16,095

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 American Funds Growth Subaccount (Class 2) (5/03).................................... 2013   1.819       2.325        3,236
                                                                                       2012   1.570       1.819        3,240
                                                                                       2011   1.669       1.570        3,245
                                                                                       2010   1.431       1.669        3,251
                                                                                       2009   1.045       1.431       11,665
                                                                                       2008   1.898       1.045       11,671
                                                                                       2007   1.719       1.898       11,677
                                                                                       2006   1.587       1.719       11,682
                                                                                       2005   1.390       1.587       11,687
                                                                                       2004   1.257       1.390       11,693
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 2013   1.588       2.084        3,313
                                                                                       2012   1.376       1.588        3,319
                                                                                       2011   1.426       1.376        3,327
                                                                                       2010   1.303       1.426        3,335
                                                                                       2009   1.010       1.303        3,344
                                                                                       2008   1.654       1.010        3,354
                                                                                       2007   1.603       1.654        3,362
                                                                                       2006   1.416       1.603        3,369
                                                                                       2005   1.361       1.416           --
                                                                                       2004   1.255       1.361        5,691
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)..................................................... 2006   1.657       1.639           --
                                                                                       2005   1.427       1.657           --
                                                                                       2004   1.215       1.427           --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................. 2006   1.717       2.237           --
                                                                                       2005   1.630       1.717        1,701
                                                                                       2004   1.263       1.630        7,121
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).......................... 2008   1.492       1.428           --
                                                                                       2007   1.418       1.492       16,836
                                                                                       2006   1.239       1.418       17,229
                                                                                       2005   1.208       1.239       17,653
                                                                                       2004   1.170       1.208       13,843
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 2008   1.300       1.227           --
                                                                                       2007   1.488       1.300           --
                                                                                       2006   1.459       1.488           --
                                                                                       2005   1.404       1.459           --
                                                                                       2004   1.283       1.404        3,443
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 2006   1.310       1.424           --
                                                                                       2005   1.210       1.310           --
                                                                                       2004   1.078       1.210           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 2006   1.308       1.457           --
                                                                                       2005   1.208       1.308           --
                                                                                       2004   1.072       1.208           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................. 2013   1.903       2.449        3,031
                                                                                       2012   1.668       1.903        3,036
                                                                                       2011   1.746       1.668        3,043
                                                                                       2010   1.520       1.746        3,051
                                                                                       2009   1.142       1.520        3,059
                                                                                       2008   2.027       1.142        3,068
                                                                                       2007   1.759       2.027        3,075
                                                                                       2006   1.606       1.759        3,082
                                                                                       2005   1.401       1.606           --
                                                                                       2004   1.238       1.401           --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2013   1.677       2.278           --
                                                                                       2012   1.396       1.677           --
                                                                                       2011   1.461       1.396           --
                                                                                       2010   1.260       1.461           --
                                                                                       2009   0.944       1.260           --
                                                                                       2008   1.639       0.944           --
                                                                                       2007   1.563       1.639           --
                                                                                       2006   1.397       1.563           --
                                                                                       2005   1.178       1.397           --
                                                                                       2004   1.184       1.178           --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).......................... 2013   2.544       3.397           --
                                                                                    2012   2.260       2.544           --
                                                                                    2011   2.580       2.260           --
                                                                                    2010   2.042       2.580           --
                                                                                    2009   1.487       2.042           --
                                                                                    2008   2.506       1.487        1,502
                                                                                    2007   2.211       2.506        1,502
                                                                                    2006   2.002       2.211        1,559
                                                                                    2005   1.726       2.002        3,349
                                                                                    2004   1.409       1.726        3,924
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)....................... 2006   1.450       1.686           --
                                                                                    2005   1.334       1.450           --
                                                                                    2004   1.206       1.334        5,925
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........ 2008   3.611       3.283           --
                                                                                    2007   2.853       3.611           --
                                                                                    2006   2.267       2.853           --
                                                                                    2005   1.810       2.267           --
                                                                                    2004   1.477       1.810           --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.956       2.364           --
                                                                                    2012   1.684       1.956           --
                                                                                    2011   1.917       1.684          984
                                                                                    2010   1.800       1.917          987
                                                                                    2009   1.336       1.800        1,510
                                                                                    2008   2.281       1.336        9,765
                                                                                    2007   2.011       2.281       27,581
                                                                                    2006   1.685       2.011       40,952
                                                                                    2005   1.556       1.685       36,787
                                                                                    2004   1.336       1.556       42,048
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03).................... 2006   1.617       1.936           --
                                                                                    2005   1.512       1.617       25,503
                                                                                    2004   1.326       1.512       17,201
High Yield Bond Trust
 High Yield Bond Trust (6/04)...................................................... 2006   1.057       1.080           --
                                                                                    2005   1.062       1.057           --
                                                                                    2004   0.990       1.062           --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)........................... 2006   1.231       1.270           --
                                                                                    2005   1.163       1.231           --
                                                                                    2004   1.093       1.163        4,021
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............... 2010   1.587       1.608           --
                                                                                    2009   1.285       1.587           --
                                                                                    2008   1.843       1.285           --
                                                                                    2007   1.541       1.843           --
                                                                                    2006   1.475       1.541           --
                                                                                    2005   1.336       1.475           --
                                                                                    2004   1.190       1.336           --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................... 2008   1.662       1.565           --
                                                                                    2007   1.546       1.662           --
                                                                                    2006   1.334       1.546           --
                                                                                    2005   1.286       1.334           --
                                                                                    2004   1.252       1.286           --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).................. 2011   1.971       2.109           --
                                                                                    2010   1.613       1.971           --
                                                                                    2009   1.046       1.613           --
                                                                                    2008   1.900       1.046           --
                                                                                    2007   1.589       1.900           --
                                                                                    2006   1.500       1.589           --
                                                                                    2005   1.368       1.500        1,138
                                                                                    2004   1.384       1.368        1,140
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)..................................... 2006   1.537       1.723           --
                                                                                    2005   1.504       1.537        2,061
                                                                                    2004   1.333       1.504        2,065
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)......... 2013   1.773       2.575        3,511

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2012   1.520       1.773           --
                                                                              2011   1.510       1.520           --
                                                                              2010   1.229       1.510           --
                                                                              2009   0.929       1.229           --
                                                                              2008   1.587       0.929           --
                                                                              2007   1.648       1.587           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)....... 2013   1.554       2.018        3,164
                                                                              2012   1.376       1.554        4,141
                                                                              2011   1.492       1.376        6,035
                                                                              2010   1.302       1.492        9,080
                                                                              2009   1.025       1.302       13,063
                                                                              2008   1.644       1.025        3,191
                                                                              2007   1.718       1.644        3,196
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........ 2013   1.670       2.134           --
                                                                              2012   1.466       1.670           --
                                                                              2011   1.454       1.466           --
                                                                              2010   1.314       1.454           --
                                                                              2009   1.095       1.314           --
                                                                              2008   1.576       1.095           --
                                                                              2007   1.524       1.576           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07).... 2013   1.518       2.056           --
                                                                              2012   1.284       1.518           --
                                                                              2011   1.315       1.284           --
                                                                              2010   1.218       1.315           --
                                                                              2009   0.871       1.218           --
                                                                              2008   1.413       0.871           --
                                                                              2007   1.413       1.413           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)..... 2013   1.684       2.191           --
                                                                              2012   1.471       1.684           --
                                                                              2011   1.427       1.471           --
                                                                              2010   1.326       1.427           --
                                                                              2009   1.084       1.326        8,333
                                                                              2008   1.714       1.084        8,333
                                                                              2007   1.679       1.714        8,333
                                                                              2006   1.445       1.679        8,333
                                                                              2005   1.380       1.445        8,333
                                                                              2004   1.272       1.380        8,333
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03).... 2013   2.345       3.388           --
                                                                              2012   1.998       2.345           --
                                                                              2011   2.005       1.998           --
                                                                              2010   1.630       2.005           --
                                                                              2009   1.162       1.630           --
                                                                              2008   1.995       1.162           --
                                                                              2007   1.845       1.995           --
                                                                              2006   1.665       1.845           --
                                                                              2005   1.615       1.665           --
                                                                              2004   1.428       1.615           --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................ 2009   0.962       0.936           --
                                                                              2008   1.566       0.962           --
                                                                              2007   1.519       1.566           --
                                                                              2006   1.343       1.519           --
                                                                              2005   1.311       1.343           --
                                                                              2004   1.210       1.311        5,045
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2013   1.291       1.507           --
                                                                              2012   1.187       1.291           --
                                                                              2011   1.208       1.187           --
                                                                              2010   1.096       1.208           --
                                                                              2009   0.908       1.096           --
                                                                              2008   1.236       0.908           --
                                                                              2007   1.134       1.236           --
                                                                              2006   1.072       1.134           --
                                                                              2005   1.045       1.072           --
                                                                              2004   0.945       1.045           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)..... 2011   0.975       0.963           --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.909       0.975           --
                                                                     2009   0.788       0.909           --
                                                                     2008   1.017       0.788           --
                                                                     2007   1.021       1.017           --
                                                                     2006   0.998       1.021           --
                                                                     2005   0.992       0.998           --
                                                                     2004   0.998       0.992           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)......................... 2007   1.653       1.734           --
                                                                     2006   1.424       1.653        3,201
                                                                     2005   1.393       1.424        3,206
                                                                     2004   1.309       1.393        3,212
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)................ 2007   1.366       1.423           --
                                                                     2006   1.334       1.366           --
                                                                     2005   1.290       1.334           --
                                                                     2004   1.306       1.290           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).............. 2007   1.607       1.663           --
                                                                     2006   1.472       1.607           --
                                                                     2005   1.363       1.472           --
                                                                     2004   1.272       1.363        3,491
 LMPVPII Growth and Income Subaccount (Class I) (7/03).............. 2007   1.470       1.535           --
                                                                     2006   1.331       1.470           --
                                                                     2005   1.307       1.331        2,357
                                                                     2004   1.227       1.307        2,361
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)......... 2007   1.607       1.669           --
                                                                     2006   1.394       1.607           --
                                                                     2005   1.374       1.394           --
                                                                     2004   1.241       1.374        3,686
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.796       1.979           --
                                                                     2006   1.629       1.796        6,379
                                                                     2005   1.532       1.629        4,441
                                                                     2004   1.257       1.532        5,008
Managed Assets Trust
 Managed Assets Trust (5/04)........................................ 2006   1.081       1.115           --
                                                                     2005   1.060       1.081        2,761
                                                                     2004   0.981       1.060        3,195
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.776       1.711           --
                                                                     2007   1.704       1.776        3,134
                                                                     2006   1.791       1.704        3,139
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............ 2013   1.884       2.035           --
                                                                     2012   1.640       1.884           --
                                                                     2011   1.627       1.640           --
                                                                     2010   1.424       1.627           --
                                                                     2009   0.983       1.424           --
                                                                     2008   1.319       0.983           --
                                                                     2007   1.306       1.319           --
                                                                     2006   1.240       1.306           --
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.633       1.711           --
                                                                     2006   1.543       1.633        9,105
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).......... 2013   1.498       1.974           --
                                                                     2012   1.343       1.498           --
                                                                     2011   1.364       1.343           --
                                                                     2010   1.233       1.364           --
                                                                     2009   1.052       1.233        9,105
                                                                     2008   1.708       1.052        9,105
                                                                     2007   1.697       1.708        9,105
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........ 2013   1.027       1.047           --

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012   0.828       1.027           --
                                                                            2011   0.889       0.828           --
                                                                            2010   0.778       0.889           --
                                                                            2009   0.586       0.778           --
                                                                            2008   1.020       0.586        3,722
                                                                            2007   1.219       1.020        3,392
                                                                            2006   1.003       1.219        3,023
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2013   2.050       2.601           --
                                                                            2012   1.698       2.050           --
                                                                            2011   1.865       1.698           --
                                                                            2010   1.730       1.865           --
                                                                            2009   1.230       1.730           --
                                                                            2008   2.152       1.230           --
                                                                            2007   1.679       2.152           --
                                                                            2006   1.639       1.679           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2013   2.091       2.687        3,756
                                                                            2012   1.643       2.091        3,763
                                                                            2011   1.944       1.643        3,771
                                                                            2010   1.696       1.944        3,781
                                                                            2009   1.110       1.696        3,791
                                                                            2008   1.906       1.110        3,802
                                                                            2007   1.956       1.906        3,811
                                                                            2006   1.777       1.956        3,819
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2013   1.632       2.172           --
                                                                            2012   1.402       1.632           --
                                                                            2011   1.448       1.402           --
                                                                            2010   1.282       1.448           --
                                                                            2009   1.029       1.282           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2013   1.042       1.334        4,587
                                                                            2012   0.924       1.042        5,284
                                                                            2011   0.977       0.924        6,109
                                                                            2010   0.792       0.977        6,956
                                                                            2009   0.637       0.792        7,946
                                                                            2008   1.058       0.637        9,200
                                                                            2007   1.071       1.058       10,103
                                                                            2006   0.964       1.071           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2013   1.549       2.139           --
                                                                            2012   1.330       1.549           --
                                                                            2011   1.365       1.330           --
                                                                            2010   1.098       1.365           --
                                                                            2009   0.833       1.098           --
                                                                            2008   1.381       0.833           --
                                                                            2007   1.261       1.381           --
                                                                            2006   1.272       1.261           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2013   1.445       1.893           --
                                                                            2012   1.272       1.445           --
                                                                            2011   1.440       1.272           --
                                                                            2010   1.226       1.440           --
                                                                            2009   0.966       1.226           --
                                                                            2008   1.315       0.966           --
                                                                            2007   1.352       1.315           --
                                                                            2006   1.269       1.352           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.904       0.894           --
                                                                            2008   1.231       0.904        2,960
                                                                            2007   1.178       1.231        3,042
                                                                            2006   1.115       1.178        2,971
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013   1.892       2.011           --
                                                                            2012   1.701       1.892           --
                                                                            2011   1.651       1.701           --
                                                                            2010   1.485       1.651           --
                                                                            2009   1.102       1.485           --
                                                                            2008   1.374       1.102           --
                                                                            2007   1.309       1.374           --
                                                                            2006   1.250       1.309           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.891       0.847           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2008   1.581       0.891           --
                                                                                2007   1.438       1.581           --
                                                                                2006   1.457       1.438           --
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   0.978       1.244           --
                                                                                2012   0.852       0.978           --
                                                                                2011   0.998       0.852           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2013   2.833       2.645           --
                                                                                2012   2.425       2.833           --
                                                                                2011   3.035       2.425           --
                                                                                2010   2.498       3.035           --
                                                                                2009   1.505       2.498           --
                                                                                2008   3.288       1.505           --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.859       2.178        2,733
                                                                                2012   1.621       1.859        2,766
                                                                                2011   1.847       1.621       34,707
                                                                                2010   1.687       1.847       36,846
                                                                                2009   1.305       1.687       34,464
                                                                                2008   2.305       1.305       34,716
                                                                                2007   2.197       2.305           --
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   1.703       1.845           --
                                                                                2012   1.641       1.703        3,108
                                                                                2011   1.760       1.641        3,112
                                                                                2010   1.454       1.760        3,118
                                                                                2009   1.079       1.454        3,123
                                                                                2008   1.707       1.079        3,129
 MIST MLA Mid Cap Subaccount (Class B) (4/07).................................. 2013   1.062       1.150           --
                                                                                2012   1.026       1.062       24,430
                                                                                2011   1.103       1.026       71,521
                                                                                2010   0.913       1.103       53,698
                                                                                2009   0.680       0.913       55,873
                                                                                2008   1.121       0.680       70,366
                                                                                2007   1.266       1.121           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.074       1.342           --
                                                                                2012   0.902       1.074           --
                                                                                2011   1.002       0.902           --
                                                                                2010   0.880       1.002           --
                                                                                2009   0.640       0.880       14,053
                                                                                2008   1.096       0.640       39,661
                                                                                2007   1.050       1.096       41,005
                                                                                2006   0.996       1.050       42,052
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............. 2013   1.603       1.434           --
                                                                                2012   1.492       1.603        5,416
                                                                                2011   1.362       1.492        5,429
                                                                                2010   1.283       1.362        5,252
                                                                                2009   1.103       1.283        5,063
                                                                                2008   1.203       1.103          211
                                                                                2007   1.137       1.203           --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)........................... 2013   1.572       1.515       35,269
                                                                                2012   1.464       1.572       41,367
                                                                                2011   1.444       1.464       42,041
                                                                                2010   1.359       1.444       11,419
                                                                                2009   1.221       1.359       22,312
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................. 2013   1.488       1.945           --
                                                                                2012   1.369       1.488           --
                                                                                2011   1.460       1.369           --
                                                                                2010   1.278       1.460           --
                                                                                2009   1.050       1.278           --
                                                                                2008   1.591       1.050           --
                                                                                2007   1.542       1.591           --
                                                                                2006   1.435       1.542           --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)........................ 2007   1.161       1.281           --
                                                                                2006   1.104       1.161           --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)..................... 2013   1.708       1.704           --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.557       1.708            --
                                                                          2011   1.529       1.557            --
                                                                          2010   1.387       1.529            --
                                                                          2009   1.061       1.387            --
                                                                          2008   1.209       1.061            --
                                                                          2007   1.154       1.209            --
                                                                          2006   1.115       1.154            --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.868       1.952            --
                                                                          2012   1.696       1.868            --
                                                                          2011   2.101       1.696            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   1.008       1.325            --
                                                                          2012   0.869       1.008            --
                                                                          2011   0.921       0.869            --
                                                                          2010   0.801       0.921            --
                                                                          2009   0.689       0.801            --
                                                                          2008   1.100       0.689            --
                                                                          2007   1.077       1.100            --
                                                                          2006   1.001       1.077            --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   1.025       1.334            --
                                                                          2012   0.884       1.025            --
                                                                          2011   0.989       0.884            --
                                                                          2010   0.839       0.989            --
                                                                          2009   0.675       0.839            --
                                                                          2008   0.979       0.675         3,364
                                                                          2007   1.028       0.979         3,598
                                                                          2006   1.003       1.028            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.327       1.294         3,903
                                                                          2012   1.256       1.327         3,909
                                                                          2011   1.199       1.256         3,915
                                                                          2010   1.126       1.199         3,921
                                                                          2009   1.047       1.126         3,928
                                                                          2008   1.103       1.047        37,825
                                                                          2007   1.056       1.103        39,948
                                                                          2006   1.018       1.056            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.223       1.613         2,733
                                                                          2012   1.089       1.223         3,340
                                                                          2011   1.217       1.089         4,018
                                                                          2010   1.033       1.217         4,706
                                                                          2009   0.821       1.033         5,489
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.276       1.512            --
                                                                          2012   1.156       1.276            --
                                                                          2011   1.133       1.156            --
                                                                          2010   1.052       1.133            --
                                                                          2009   0.907       1.052            --
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2013   1.003       0.985        40,108
                                                                          2012   1.020       1.003        29,001
                                                                          2011   1.038       1.020        30,614
                                                                          2010   1.057       1.038        33,546
                                                                          2009   1.071       1.057        27,446
                                                                          2008   1.059       1.071        21,460
                                                                          2007   1.026       1.059       100,284
                                                                          2006   1.005       1.026        83,497
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2013   1.309       1.720            --
                                                                          2012   1.180       1.309            --
                                                                          2011   1.252       1.180            --
                                                                          2010   1.137       1.252            --
                                                                          2009   0.877       1.137         9,165
                                                                          2008   1.422       0.877        16,385
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.767       0.800            --
                                                                          2008   1.414       0.767        28,492
                                                                          2007   1.384       1.414        30,557
                                                                          2006   1.367       1.384        32,182
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.270       1.397            --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   1.118       1.270           --
                                                                                    2011   1.213       1.118           --
                                                                                    2010   1.079       1.213           --
                                                                                    2009   0.902       1.079           --
                                                                                    2008   1.505       0.902           --
                                                                                    2007   1.471       1.505           --
                                                                                    2006   1.436       1.471           --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.628       2.122           --
                                                                                    2012   1.494       1.628           --
                                                                                    2011   1.570       1.494           --
                                                                                    2010   1.387       1.570           --
                                                                                    2009   0.946       1.387           --
                                                                                    2008   1.774       0.946           --
                                                                                    2007   1.499       1.774           --
                                                                                    2006   1.538       1.499           --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.924       1.001           --
                                                                                    2010   0.813       0.924           --
                                                                                    2009   0.629       0.813           --
                                                                                    2008   1.075       0.629           --
                                                                                    2007   1.059       1.075           --
                                                                                    2006   1.002       1.059           --
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.267       1.299           --
                                                                                    2012   1.181       1.267           --
                                                                                    2011   1.164       1.181           --
                                                                                    2010   1.077       1.164           --
                                                                                    2009   0.909       1.077           --
                                                                                    2008   1.080       0.909           --
                                                                                    2007   1.042       1.080           --
                                                                                    2006   1.001       1.042           --
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.205       1.313           --
                                                                                    2012   1.100       1.205           --
                                                                                    2011   1.108       1.100           --
                                                                                    2010   1.011       1.108           --
                                                                                    2009   0.832       1.011           --
                                                                                    2008   1.079       0.832           --
                                                                                    2007   1.048       1.079           --
                                                                                    2006   1.002       1.048           --
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2013   1.129       1.309           --
                                                                                    2012   1.015       1.129           --
                                                                                    2011   1.047       1.015           --
                                                                                    2010   0.942       1.047           --
                                                                                    2009   0.757       0.942           --
                                                                                    2008   1.080       0.757           --
                                                                                    2007   1.053       1.080           --
                                                                                    2006   1.002       1.053           --
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 2013   1.055       1.289           --
                                                                                    2012   0.931       1.055           --
                                                                                    2011   0.984       0.931           --
                                                                                    2010   0.873       0.984           --
                                                                                    2009   0.689       0.873           --
                                                                                    2008   1.080       0.689           --
                                                                                    2007   1.058       1.080           --
                                                                                    2006   1.002       1.058           --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................... 2013   1.141       1.477           --
                                                                                    2012   1.006       1.141           --
                                                                                    2011   1.007       1.006           --
                                                                                    2010   0.895       1.007           --
                                                                                    2009   0.729       0.895           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)......................... 2013   1.481       1.728        7,167
                                                                                    2012   1.353       1.481        7,685
                                                                                    2011   1.347       1.353        8,258
                                                                                    2010   1.248       1.347        8,866
                                                                                    2009   1.073       1.248       28,425
                                                                                    2008   1.406       1.073       29,167
                                                                                    2007   1.373       1.406       29,798
                                                                                    2006   1.286       1.373       30,236
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................................ 2013   1.434       1.912           --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.251       1.434           --
                                                                                   2011   1.262       1.251           --
                                                                                   2010   1.153       1.262           --
                                                                                   2009   0.971       1.153           --
                                                                                   2008   1.465       0.971           --
                                                                                   2007   1.385       1.465           --
                                                                                   2006   1.254       1.385           --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   1.857       2.317        3,103
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2013   1.158       1.443       28,615
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2013   1.190       1.622           --
                                                                                   2012   1.020       1.190        6,296
                                                                                   2011   1.052       1.020        6,818
                                                                                   2010   0.917       1.052        6,918
                                                                                   2009   0.653       0.917        7,493
                                                                                   2008   1.145       0.653        8,187
                                                                                   2007   1.068       1.145           --
                                                                                   2006   0.998       1.068           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   1.624       2.301        3,974
                                                                                   2012   1.426       1.624           --
                                                                                   2011   1.430       1.426           --
                                                                                   2010   1.081       1.430           --
                                                                                   2009   0.793       1.081           --
                                                                                   2008   1.209       0.793           --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.146       1.189           --
                                                                                   2006   1.080       1.146           --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   1.214       1.186           --
                                                                                   2012   1.194       1.214           --
                                                                                   2011   1.149       1.194           --
                                                                                   2010   1.104       1.149           --
                                                                                   2009   1.075       1.104           --
                                                                                   2008   1.096       1.075           --
                                                                                   2007   1.068       1.096           --
                                                                                   2006   1.033       1.068           --
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   0.996       1.005           --
                                                                                   2005   0.986       0.996        2,843
                                                                                   2004   0.993       0.986       29,727
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 2006   1.093       1.154           --
                                                                                   2005   1.052       1.093           --
                                                                                   2004   0.992       1.052           --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.110       1.132           --
                                                                                   2006   1.122       1.110           --
                                                                                   2005   1.119       1.122           --
                                                                                   2004   1.045       1.119        4,140
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.179       1.217           --
                                                                                   2008   1.145       1.179       18,304
                                                                                   2007   1.071       1.145       18,782
                                                                                   2006   1.050       1.071       19,279
                                                                                   2005   1.043       1.050       16,287
                                                                                   2004   1.012       1.043       17,024
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   2.041       2.209           --
                                                                                   2006   1.626       2.041           --
                                                                                   2005   1.475       1.626           --
                                                                                   2004   1.292       1.475           --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   2.147       2.292           --
                                                                                   2006   1.863       2.147        1,700
                                                                                   2005   1.771       1.863        1,577
                                                                                   2004   1.428       1.771        2,066
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................. 2006   1.369       1.457           --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2005   1.281       1.369           --
                                                                                      2004   1.224       1.281           --
 Travelers Convertible Securities Subaccount (6/03).................................. 2006   1.173       1.250           --
                                                                                      2005   1.190       1.173           --
                                                                                      2004   1.139       1.190        3,938
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................... 2006   1.641       1.791           --
                                                                                      2005   1.485       1.641        3,144
                                                                                      2004   1.298       1.485        3,150
 Travelers Equity Income Subaccount (5/03)........................................... 2006   1.367       1.436           --
                                                                                      2005   1.332       1.367           --
                                                                                      2004   1.233       1.332           --
 Travelers Federated High Yield Subaccount (5/03).................................... 2006   1.210       1.240           --
                                                                                      2005   1.201       1.210           --
                                                                                      2004   1.107       1.201           --
 Travelers Federated Stock Subaccount (6/03)......................................... 2006   1.405       1.454           --
                                                                                      2005   1.358       1.405           --
                                                                                      2004   1.250       1.358           --
 Travelers Large Cap Subaccount (6/03)............................................... 2006   1.327       1.367           --
                                                                                      2005   1.243       1.327       31,049
                                                                                      2004   1.187       1.243       19,982
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................... 2006   1.099       1.168           --
                                                                                      2005   1.000       1.099           --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 2006   1.029       1.033           --
                                                                                      2005   1.000       1.029           --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 2006   1.066       1.104           --
                                                                                      2005   1.000       1.066           --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.077       1.122           --
                                                                                      2005   1.000       1.077           --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.046       1.066           --
                                                                                      2005   1.000       1.046           --
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.454       1.543           --
                                                                                      2005   1.321       1.454        9,105
                                                                                      2004   1.160       1.321        9,105
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................. 2006   1.454       1.538           --
                                                                                      2005   1.436       1.454           --
                                                                                      2004   1.280       1.436           --
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)............................... 2006   1.246       1.286           --
                                                                                      2005   1.232       1.246       30,252
                                                                                      2004   1.125       1.232       30,919
 Travelers MFS(Reg. TM) Value Subaccount (5/04)...................................... 2006   1.161       1.254           --
                                                                                      2005   1.110       1.161           --
                                                                                      2004   0.961       1.110           --
 Travelers Mondrian International Stock Subaccount (6/03)............................ 2006   1.548       1.777           --
                                                                                      2005   1.438       1.548           --
                                                                                      2004   1.264       1.438           --
 Travelers Pioneer Fund Subaccount (6/03)............................................ 2006   1.353       1.435           --
                                                                                      2005   1.299       1.353           --
                                                                                      2004   1.190       1.299           --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 2006   1.049       1.104           --
                                                                                      2005   1.000       1.049           --
 Travelers Pioneer Strategic Income Subaccount (5/04)................................ 2006   1.105       1.115           --
                                                                                      2005   1.084       1.105           --
                                                                                      2004   0.971       1.084           --
 Travelers Quality Bond Subaccount (5/03)............................................ 2006   1.028       1.018           --
                                                                                      2005   1.029       1.028       43,791
                                                                                      2004   1.014       1.029       25,966
 Travelers Strategic Equity Subaccount (6/03)........................................ 2006   1.333       1.390           --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.329       1.333    --
                                                                          2004   1.227       1.329    --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.106       1.272    --
                                                                          2005   1.000       1.106    --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.107       1.269    --
                                                                          2005   1.000       1.107    --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.072       1.033    --
                                                                          2005   1.045       1.072    --
                                                                          2004   0.979       1.045    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)...................... 2009   1.026       0.995    --
                                                                          2008   1.627       1.026    --
                                                                          2007   1.695       1.627    --
                                                                          2006   1.487       1.695    --
                                                                          2005   1.453       1.487    --
                                                                          2004   1.259       1.453    --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.832       0.852    --
                                                                          2008   1.487       0.832    --
                                                                          2007   1.346       1.487    --
                                                                          2006   1.283       1.346    --
                                                                          2005   1.210       1.283    --
                                                                          2004   1.186       1.210    --





                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.326       1.294            --
                                                                        2005   1.175       1.326            --
                                                                        2004   1.105       1.175            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2013   2.013       2.555        35,863
                                                                        2012   1.673       2.013        43,011
                                                                        2011   1.869       1.673        59,669
                                                                        2010   1.703       1.869        64,659
                                                                        2009   1.219       1.703        67,286
                                                                        2008   2.014       1.219       116,778
                                                                        2007   1.785       2.014       115,421
                                                                        2006   1.509       1.785       105,610
                                                                        2005   1.347       1.509        66,758
                                                                        2004   1.209       1.347            --
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2013   1.662       2.124       154,358
                                                                        2012   1.436       1.662       189,256
                                                                        2011   1.527       1.436       246,903
                                                                        2010   1.310       1.527       273,595
                                                                        2009   0.957       1.310       319,160
                                                                        2008   1.739       0.957       368,588
                                                                        2007   1.576       1.739       353,593
                                                                        2006   1.456       1.576       353,045
                                                                        2005   1.276       1.456       335,545
                                                                        2004   1.155       1.276            --
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2013   1.451       1.903        52,718
                                                                        2012   1.258       1.451        55,423
                                                                        2011   1.305       1.258        65,415
                                                                        2010   1.192       1.305        84,970
                                                                        2009   0.925       1.192        95,925
                                                                        2008   1.515       0.925       102,969
                                                                        2007   1.469       1.515       111,233
                                                                        2006   1.298       1.469       110,801
                                                                        2005   1.249       1.298        56,206
                                                                        2004   1.152       1.249            --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)..................................................... 2006   1.549       1.532            --
                                                                                       2005   1.334       1.549         4,325
                                                                                       2004   1.137       1.334            --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................. 2006   1.651       2.151            --
                                                                                       2005   1.568       1.651        63,253
                                                                                       2004   1.215       1.568            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).......................... 2008   1.389       1.328            --
                                                                                       2007   1.320       1.389           189
                                                                                       2006   1.154       1.320           191
                                                                                       2005   1.126       1.154            --
                                                                                       2004   1.091       1.126            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 2008   1.203       1.134            --
                                                                                       2007   1.377       1.203        25,165
                                                                                       2006   1.351       1.377        24,249
                                                                                       2005   1.300       1.351        18,044
                                                                                       2004   1.189       1.300            --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 2006   1.309       1.423            --
                                                                                       2005   1.210       1.309       132,515
                                                                                       2004   1.083       1.210            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 2006   1.306       1.455            --
                                                                                       2005   1.208       1.306        17,495
                                                                                       2004   1.124       1.208            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................. 2013   1.781       2.291        40,334
                                                                                       2012   1.561       1.781        48,721
                                                                                       2011   1.635       1.561        56,705
                                                                                       2010   1.424       1.635        60,189
                                                                                       2009   1.070       1.424        61,815
                                                                                       2008   1.902       1.070        78,752
                                                                                       2007   1.651       1.902        85,172
                                                                                       2006   1.508       1.651        87,922
                                                                                       2005   1.316       1.508        77,171
                                                                                       2004   1.164       1.316            --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2013   1.547       2.100            --
                                                                                       2012   1.288       1.547            --
                                                                                       2011   1.349       1.288            --
                                                                                       2010   1.164       1.349            --
                                                                                       2009   0.873       1.164            --
                                                                                       2008   1.516       0.873            --
                                                                                       2007   1.446       1.516            --
                                                                                       2006   1.293       1.446            --
                                                                                       2005   1.091       1.293            --
                                                                                       2004   1.097       1.091            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................. 2013   2.283       3.046        15,122
                                                                                       2012   2.029       2.283        15,540
                                                                                       2011   2.317       2.029        20,061
                                                                                       2010   1.835       2.317        28,028
                                                                                       2009   1.337       1.835        36,730
                                                                                       2008   2.254       1.337        54,110
                                                                                       2007   1.990       2.254        33,684
                                                                                       2006   1.802       1.990        39,701
                                                                                       2005   1.555       1.802        37,003
                                                                                       2004   1.270       1.555            --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03).......................... 2006   1.353       1.573            --
                                                                                       2005   1.246       1.353        60,968
                                                                                       2004   1.126       1.246            --
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........... 2008   3.245       2.950            --
                                                                                       2007   2.566       3.245        23,074
                                                                                       2006   2.039       2.566        30,482
                                                                                       2005   1.629       2.039        32,726
                                                                                       2004   1.330       1.629            --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03).................. 2013   1.774       2.143       127,026
                                                                                   2012   1.528       1.774       167,384
                                                                                   2011   1.741       1.528       156,213
                                                                                   2010   1.635       1.741       241,331
                                                                                   2009   1.215       1.635       254,431
                                                                                   2008   2.074       1.215       248,667
                                                                                   2007   1.829       2.074       321,873
                                                                                   2006   1.534       1.829       310,295
                                                                                   2005   1.417       1.534         8,460
                                                                                   2004   1.217       1.417            --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)................... 2006   1.446       1.730            --
                                                                                   2005   1.353       1.446       200,793
                                                                                   2004   1.187       1.353            --
High Yield Bond Trust
 High Yield Bond Trust (6/04)..................................................... 2006   1.056       1.079            --
                                                                                   2005   1.061       1.056        58,955
                                                                                   2004   0.990       1.061            --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03).......................... 2006   1.185       1.223            --
                                                                                   2005   1.121       1.185            --
                                                                                   2004   1.053       1.121            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03).............. 2010   1.480       1.499            --
                                                                                   2009   1.199       1.480            --
                                                                                   2008   1.720       1.199            --
                                                                                   2007   1.439       1.720            --
                                                                                   2006   1.378       1.439            --
                                                                                   2005   1.249       1.378            --
                                                                                   2004   1.114       1.249            --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)................... 2008   1.520       1.431            --
                                                                                   2007   1.415       1.520            --
                                                                                   2006   1.222       1.415            --
                                                                                   2005   1.178       1.222            --
                                                                                   2004   1.148       1.178            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................. 2011   1.760       1.883            --
                                                                                   2010   1.440       1.760             1
                                                                                   2009   0.935       1.440             5
                                                                                   2008   1.699       0.935        13,760
                                                                                   2007   1.421       1.699            12
                                                                                   2006   1.342       1.421            14
                                                                                   2005   1.225       1.342            18
                                                                                   2004   1.240       1.225            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03).................................... 2006   1.419       1.589            --
                                                                                   2005   1.389       1.419            --
                                                                                   2004   1.231       1.389            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2013   1.605       2.330            --
                                                                                   2012   1.377       1.605            --
                                                                                   2011   1.368       1.377            --
                                                                                   2010   1.114       1.368             1
                                                                                   2009   0.843       1.114         7,793
                                                                                   2008   1.440       0.843        32,485
                                                                                   2007   1.496       1.440        29,824
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   1.400       1.818         3,902
                                                                                   2012   1.240       1.400        18,598
                                                                                   2011   1.346       1.240        20,391
                                                                                   2010   1.175       1.346        23,302
                                                                                   2009   0.925       1.175        24,056
                                                                                   2008   1.485       0.925        26,190
                                                                                   2007   1.553       1.485       156,406
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2013   1.530       1.954            --
                                                                                   2012   1.344       1.530            --
                                                                                   2011   1.334       1.344        10,981
                                                                                   2010   1.206       1.334        12,004
                                                                                   2009   1.005       1.206        12,575
                                                                                   2008   1.448       1.005        13,769
                                                                                   2007   1.401       1.448        14,358

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07).... 2013   1.369       1.854           --
                                                                              2012   1.159       1.369           --
                                                                              2011   1.187       1.159           --
                                                                              2010   1.101       1.187           --
                                                                              2009   0.787       1.101           --
                                                                              2008   1.278       0.787           --
                                                                              2007   1.278       1.278           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)..... 2013   1.502       1.953           --
                                                                              2012   1.313       1.502           --
                                                                              2011   1.274       1.313           --
                                                                              2010   1.185       1.274           --
                                                                              2009   0.969       1.185           --
                                                                              2008   1.532       0.969           --
                                                                              2007   1.502       1.532           --
                                                                              2006   1.293       1.502           --
                                                                              2005   1.235       1.293           --
                                                                              2004   1.140       1.235           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03).... 2013   2.088       3.016       16,553
                                                                              2012   1.781       2.088       17,039
                                                                              2011   1.788       1.781       17,558
                                                                              2010   1.454       1.788       19,083
                                                                              2009   1.037       1.454       19,604
                                                                              2008   1.781       1.037       19,853
                                                                              2007   1.649       1.781           --
                                                                              2006   1.488       1.649           --
                                                                              2005   1.445       1.488           --
                                                                              2004   1.278       1.445           --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................ 2009   0.893       0.869           --
                                                                              2008   1.455       0.893       56,471
                                                                              2007   1.412       1.455       57,013
                                                                              2006   1.249       1.412       58,054
                                                                              2005   1.220       1.249       25,209
                                                                              2004   1.127       1.220           --
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2013   1.286       1.499           --
                                                                              2012   1.183       1.286           --
                                                                              2011   1.204       1.183           --
                                                                              2010   1.093       1.204           --
                                                                              2009   0.906       1.093           --
                                                                              2008   1.234       0.906           --
                                                                              2007   1.133       1.234           --
                                                                              2006   1.071       1.133           --
                                                                              2005   1.044       1.071           --
                                                                              2004   0.945       1.044           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)..... 2011   0.972       0.959           --
                                                                              2010   0.906       0.972           --
                                                                              2009   0.786       0.906           --
                                                                              2008   1.015       0.786       27,805
                                                                              2007   1.020       1.015       29,122
                                                                              2006   0.997       1.020       30,247
                                                                              2005   0.992       0.997       31,427
                                                                              2004   0.998       0.992           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................. 2007   1.494       1.567           --
                                                                              2006   1.288       1.494           --
                                                                              2005   1.260       1.288           --
                                                                              2004   1.185       1.260           --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)......................... 2007   1.236       1.287           --
                                                                              2006   1.208       1.236           --
                                                                              2005   1.169       1.208           --
                                                                              2004   1.184       1.169           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)....................... 2007   1.459       1.510           --
                                                                              2006   1.338       1.459       30,238
                                                                              2005   1.239       1.338       39,238
                                                                              2004   1.156       1.239           --
 LMPVPII Growth and Income Subaccount (Class I) (7/03)....................... 2007   1.351       1.410           --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2006   1.223       1.351         2,448
                                                                          2005   1.202       1.223            --
                                                                          2004   1.129       1.202            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).............. 2007   1.493       1.550            --
                                                                          2006   1.296       1.493       107,711
                                                                          2005   1.278       1.296        97,856
                                                                          2004   1.155       1.278            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.664       1.832            --
                                                                          2006   1.509       1.664       156,771
                                                                          2005   1.420       1.509       156,098
                                                                          2004   1.165       1.420            --
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.081       1.114            --
                                                                          2005   1.059       1.081         9,086
                                                                          2004   0.981       1.059            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.628       1.568            --
                                                                          2007   1.563       1.628        36,339
                                                                          2006   1.643       1.563         7,328
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2013   1.815       1.959        72,277
                                                                          2012   1.581       1.815        79,089
                                                                          2011   1.569       1.581        83,485
                                                                          2010   1.374       1.569        87,098
                                                                          2009   0.949       1.374        91,723
                                                                          2008   1.274       0.949       143,320
                                                                          2007   1.262       1.274       158,396
                                                                          2006   1.199       1.262        87,690
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.528       1.601            --
                                                                          2006   1.445       1.528         7,905
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.397       1.841            --
                                                                          2012   1.253       1.397            --
                                                                          2011   1.273       1.253            --
                                                                          2010   1.152       1.273            --
                                                                          2009   0.984       1.152            --
                                                                          2008   1.597       0.984            --
                                                                          2007   1.588       1.597         5,731
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2013   1.024       1.043       129,296
                                                                          2012   0.825       1.024       149,202
                                                                          2011   0.887       0.825       192,041
                                                                          2010   0.777       0.887       199,515
                                                                          2009   0.585       0.777       219,875
                                                                          2008   1.020       0.585       223,707
                                                                          2007   1.218       1.020       200,890
                                                                          2006   1.003       1.218       146,333
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2013   1.909       2.421        44,140
                                                                          2012   1.583       1.909        45,270
                                                                          2011   1.739       1.583        75,815
                                                                          2010   1.614       1.739        89,776
                                                                          2009   1.147       1.614       105,140
                                                                          2008   2.009       1.147       105,926
                                                                          2007   1.568       2.009       106,959
                                                                          2006   1.532       1.568        83,182
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2013   1.924       2.472         1,937
                                                                          2012   1.513       1.924         2,032
                                                                          2011   1.791       1.513         2,617
                                                                          2010   1.563       1.791         2,737
                                                                          2009   1.024       1.563        11,023
                                                                          2008   1.759       1.024        17,108
                                                                          2007   1.806       1.759        16,311
                                                                          2006   1.641       1.806         7,173
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2013   1.470       1.954       143,565
                                                                          2012   1.263       1.470       164,586
                                                                          2011   1.305       1.263       182,602
                                                                          2010   1.156       1.305       204,377
                                                                          2009   0.928       1.156       225,620

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *...................... 2013   1.038       1.329      118,526
                                                                                2012   0.922       1.038      151,264
                                                                                2011   0.974       0.922      161,883
                                                                                2010   0.790       0.974      182,953
                                                                                2009   0.636       0.790      226,659
                                                                                2008   1.058       0.636      260,534
                                                                                2007   1.071       1.058      236,077
                                                                                2006   0.964       1.071        8,430
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)..................... 2013   1.543       2.130           --
                                                                                2012   1.326       1.543           --
                                                                                2011   1.361       1.326           --
                                                                                2010   1.096       1.361           --
                                                                                2009   0.831       1.096           --
                                                                                2008   1.379       0.831        6,216
                                                                                2007   1.260       1.379        5,877
                                                                                2006   1.271       1.260        6,236
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)..................... 2013   1.440       1.884        1,356
                                                                                2012   1.268       1.440        1,396
                                                                                2011   1.436       1.268        1,369
                                                                                2010   1.223       1.436        1,311
                                                                                2009   0.965       1.223        1,377
                                                                                2008   1.314       0.965        1,359
                                                                                2007   1.351       1.314        1,549
                                                                                2006   1.269       1.351        1,438
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........... 2009   0.902       0.891           --
                                                                                2008   1.228       0.902       35,712
                                                                                2007   1.176       1.228       35,864
                                                                                2006   1.114       1.176       36,255
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013   1.791       1.903           --
                                                                                2012   1.612       1.791           --
                                                                                2011   1.565       1.612           --
                                                                                2010   1.408       1.565           --
                                                                                2009   1.046       1.408       17,089
                                                                                2008   1.305       1.046          138
                                                                                2007   1.243       1.305          139
                                                                                2006   1.188       1.243          140
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.839       0.797           --
                                                                                2008   1.489       0.839          172
                                                                                2007   1.354       1.489          173
                                                                                2006   1.373       1.354          174
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   0.974       1.240           --
                                                                                2012   0.850       0.974           --
                                                                                2011   0.995       0.850           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2013   2.540       2.370       30,613
                                                                                2012   2.175       2.540       30,927
                                                                                2011   2.724       2.175       30,592
                                                                                2010   2.243       2.724       28,061
                                                                                2009   1.352       2.243       30,484
                                                                                2008   2.955       1.352       46,665
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.695       1.985       29,439
                                                                                2012   1.479       1.695       30,590
                                                                                2011   1.686       1.479       27,589
                                                                                2010   1.541       1.686       30,720
                                                                                2009   1.193       1.541       41,457
                                                                                2008   2.107       1.193       20,278
                                                                                2007   2.009       2.107          516
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   1.557       1.687           --
                                                                                2012   1.502       1.557        1,804
                                                                                2011   1.612       1.502       29,110
                                                                                2010   1.331       1.612       32,790
                                                                                2009   0.988       1.331       38,039
                                                                                2008   1.565       0.988       38,886
 MIST MLA Mid Cap Subaccount (Class B) (4/07).................................. 2013   1.058       1.145           --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.023       1.058        27,493
                                                                          2011   1.100       1.023        34,193
                                                                          2010   0.911       1.100        76,744
                                                                          2009   0.678       0.911        89,891
                                                                          2008   1.119       0.678       121,130
                                                                          2007   1.265       1.119        45,145
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2013   1.070       1.336       263,800
                                                                          2012   0.900       1.070       326,102
                                                                          2011   1.000       0.900       334,428
                                                                          2010   0.878       1.000       357,008
                                                                          2009   0.640       0.878       394,638
                                                                          2008   1.096       0.640       518,875
                                                                          2007   1.050       1.096       481,473
                                                                          2006   0.996       1.050       501,533
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2013   1.518       1.357       110,342
                                                                          2012   1.414       1.518       102,319
                                                                          2011   1.291       1.414       126,811
                                                                          2010   1.217       1.291       136,185
                                                                          2009   1.047       1.217       134,684
                                                                          2008   1.142       1.047       143,004
                                                                          2007   1.080       1.142       182,484
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.528       1.472       303,311
                                                                          2012   1.424       1.528       453,960
                                                                          2011   1.405       1.424       430,893
                                                                          2010   1.323       1.405       241,207
                                                                          2009   1.188       1.323       235,915
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.404       1.835            --
                                                                          2012   1.293       1.404            --
                                                                          2011   1.379       1.293            --
                                                                          2010   1.208       1.379            --
                                                                          2009   0.993       1.208           163
                                                                          2008   1.505       0.993           165
                                                                          2007   1.459       1.505           166
                                                                          2006   1.359       1.459           167
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.160       1.279            --
                                                                          2006   1.103       1.160        46,267
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   1.700       1.696        59,076
                                                                          2012   1.551       1.700        59,601
                                                                          2011   1.524       1.551        60,820
                                                                          2010   1.383       1.524       107,263
                                                                          2009   1.058       1.383       115,514
                                                                          2008   1.207       1.058       216,727
                                                                          2007   1.152       1.207       248,507
                                                                          2006   1.114       1.152       254,998
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.666       1.740            --
                                                                          2012   1.513       1.666            --
                                                                          2011   1.875       1.513            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   1.004       1.319        69,904
                                                                          2012   0.867       1.004       140,291
                                                                          2011   0.919       0.867       182,403
                                                                          2010   0.800       0.919       190,937
                                                                          2009   0.688       0.800       206,568
                                                                          2008   1.099       0.688       285,750
                                                                          2007   1.076       1.099       280,694
                                                                          2006   1.001       1.076       103,968
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   1.022       1.329       114,315
                                                                          2012   0.882       1.022       143,433
                                                                          2011   0.986       0.882       146,422
                                                                          2010   0.838       0.986       150,332
                                                                          2009   0.674       0.838       164,448
                                                                          2008   0.979       0.674       155,484
                                                                          2007   1.027       0.979       172,747
                                                                          2006   1.003       1.027        34,914
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.292       1.259            --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   1.223       1.292            --
                                                                                    2011   1.168       1.223            --
                                                                                    2010   1.098       1.168            --
                                                                                    2009   1.021       1.098           538
                                                                                    2008   1.077       1.021           542
                                                                                    2007   1.031       1.077           546
                                                                                    2006   0.994       1.031            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).................... 2013   1.158       1.526            --
                                                                                    2012   1.031       1.158            --
                                                                                    2011   1.153       1.031            --
                                                                                    2010   0.979       1.153            --
                                                                                    2009   0.779       0.979           179
 MSF BlackRock Diversified Subaccount (Class A) (5/09)............................. 2013   1.271       1.505        28,908
                                                                                    2012   1.152       1.271        29,840
                                                                                    2011   1.129       1.152        32,263
                                                                                    2010   1.049       1.129        35,150
                                                                                    2009   0.905       1.049        35,219
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............................ 2013   0.999       0.982       349,017
                                                                                    2012   1.018       0.999       414,384
                                                                                    2011   1.036       1.018       483,466
                                                                                    2010   1.055       1.036       678,570
                                                                                    2009   1.069       1.055       784,752
                                                                                    2008   1.059       1.069       631,296
                                                                                    2007   1.026       1.059       490,084
                                                                                    2006   1.005       1.026       470,063
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 2013   1.215       1.596            --
                                                                                    2012   1.096       1.215            --
                                                                                    2011   1.163       1.096            --
                                                                                    2010   1.058       1.163            --
                                                                                    2009   0.816       1.058           187
                                                                                    2008   1.323       0.816           188
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.727       0.758            --
                                                                                    2008   1.341       0.727            --
                                                                                    2007   1.314       1.341            --
                                                                                    2006   1.298       1.314            --
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013   1.174       1.291            --
                                                                                    2012   1.033       1.174        25,514
                                                                                    2011   1.122       1.033        26,616
                                                                                    2010   0.998       1.122        27,857
                                                                                    2009   0.835       0.998        27,857
                                                                                    2008   1.394       0.835        51,273
                                                                                    2007   1.364       1.394        52,031
                                                                                    2006   1.331       1.364        52,907
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.472       1.918            --
                                                                                    2012   1.352       1.472         6,455
                                                                                    2011   1.421       1.352         7,287
                                                                                    2010   1.256       1.421        21,443
                                                                                    2009   0.857       1.256        23,152
                                                                                    2008   1.608       0.857        22,577
                                                                                    2007   1.360       1.608        23,002
                                                                                    2006   1.395       1.360        21,429
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.922       0.998            --
                                                                                    2010   0.811       0.922            --
                                                                                    2009   0.628       0.811            --
                                                                                    2008   1.074       0.628            --
                                                                                    2007   1.059       1.074            --
                                                                                    2006   1.002       1.059            --
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.263       1.294        17,172
                                                                                    2012   1.178       1.263        18,015
                                                                                    2011   1.161       1.178        18,936
                                                                                    2010   1.075       1.161        19,884
                                                                                    2009   0.908       1.075            --
                                                                                    2008   1.080       0.908            --
                                                                                    2007   1.041       1.080            --
                                                                                    2006   1.001       1.041            --
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.201       1.308            --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   1.097       1.201            --
                                                                                  2011   1.105       1.097            --
                                                                                  2010   1.009       1.105            --
                                                                                  2009   0.831       1.009        31,259
                                                                                  2008   1.079       0.831            --
                                                                                  2007   1.048       1.079            --
                                                                                  2006   1.002       1.048            --
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)..................... 2013   1.126       1.304         9,804
                                                                                  2012   1.012       1.126        10,286
                                                                                  2011   1.045       1.012        11,629
                                                                                  2010   0.940       1.045        12,163
                                                                                  2009   0.756       0.940        24,924
                                                                                  2008   1.079       0.756         1,224
                                                                                  2007   1.053       1.079        20,797
                                                                                  2006   1.002       1.053         1,149
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)....... 2013   1.052       1.284            --
                                                                                  2012   0.928       1.052            --
                                                                                  2011   0.982       0.928            --
                                                                                  2010   0.872       0.982            --
                                                                                  2009   0.688       0.872            --
                                                                                  2008   1.079       0.688            --
                                                                                  2007   1.058       1.079            --
                                                                                  2006   1.002       1.058            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................. 2013   1.137       1.470        30,541
                                                                                  2012   1.003       1.137        31,894
                                                                                  2011   1.005       1.003        33,271
                                                                                  2010   0.893       1.005        34,826
                                                                                  2009   0.727       0.893        34,835
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)....................... 2013   1.392       1.623       255,581
                                                                                  2012   1.273       1.392       292,369
                                                                                  2011   1.268       1.273       322,189
                                                                                  2010   1.175       1.268       338,603
                                                                                  2009   1.011       1.175       339,258
                                                                                  2008   1.324       1.011       436,166
                                                                                  2007   1.295       1.324       494,208
                                                                                  2006   1.213       1.295       447,977
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).............................. 2013   1.427       1.903        19,507
                                                                                  2012   1.246       1.427            --
                                                                                  2011   1.258       1.246            --
                                                                                  2010   1.149       1.258        15,846
                                                                                  2009   0.969       1.149        15,041
                                                                                  2008   1.462       0.969        15,555
                                                                                  2007   1.383       1.462        21,310
                                                                                  2006   1.253       1.383        25,316
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........................ 2013   1.698       2.118         1,782
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........................ 2013   1.153       1.436        26,088
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................. 2013   1.186       1.616            --
                                                                                  2012   1.017       1.186         3,654
                                                                                  2011   1.050       1.017         3,775
                                                                                  2010   0.916       1.050         3,899
                                                                                  2009   0.652       0.916        16,093
                                                                                  2008   1.144       0.652         1,466
                                                                                  2007   1.067       1.144            --
                                                                                  2006   0.998       1.067            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2013   1.616       2.289         9,257
                                                                                  2012   1.420       1.616         9,372
                                                                                  2011   1.425       1.420         9,462
                                                                                  2010   1.077       1.425         9,593
                                                                                  2009   0.791       1.077        15,613
                                                                                  2008   1.206       0.791         9,714
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2007   1.145       1.188            --
                                                                                  2006   1.079       1.145        74,529
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...... 2013   1.209       1.180            --

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012   1.189       1.209            --
                                                                            2011   1.146       1.189            --
                                                                            2010   1.101       1.146            --
                                                                            2009   1.073       1.101           519
                                                                            2008   1.094       1.073        49,796
                                                                            2007   1.066       1.094        62,433
                                                                            2006   1.032       1.066        59,794
Money Market Portfolio
 Money Market Subaccount (5/03)............................................ 2006   0.997       1.005            --
                                                                            2005   0.986       0.997        17,086
                                                                            2004   0.994       0.986            --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)............ 2006   1.092       1.153            --
                                                                            2005   1.051       1.092            --
                                                                            2004   0.992       1.051            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)............ 2007   1.055       1.075            --
                                                                            2006   1.066       1.055       145,049
                                                                            2005   1.064       1.066       124,863
                                                                            2004   0.994       1.064            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)........... 2009   1.148       1.185            --
                                                                            2008   1.115       1.148       307,620
                                                                            2007   1.044       1.115       414,144
                                                                            2006   1.024       1.044       400,473
                                                                            2005   1.018       1.024       324,409
                                                                            2004   0.988       1.018            --
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)............... 2007   1.867       2.019            --
                                                                            2006   1.488       1.867            --
                                                                            2005   1.350       1.488            --
                                                                            2004   1.183       1.350            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03).................... 2007   1.918       2.047            --
                                                                            2006   1.665       1.918        69,851
                                                                            2005   1.584       1.665        70,108
                                                                            2004   1.278       1.584            --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)...................... 2006   1.290       1.373            --
                                                                            2005   1.208       1.290           343
                                                                            2004   1.155       1.208            --
 Travelers Convertible Securities Subaccount (6/03)........................ 2006   1.115       1.188            --
                                                                            2005   1.131       1.115            --
                                                                            2004   1.084       1.131            --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)..................... 2006   1.506       1.643            --
                                                                            2005   1.364       1.506         1,818
                                                                            2004   1.192       1.364            --
 Travelers Equity Income Subaccount (5/03)................................. 2006   1.268       1.331            --
                                                                            2005   1.236       1.268        25,967
                                                                            2004   1.145       1.236            --
 Travelers Federated High Yield Subaccount (5/03).......................... 2006   1.170       1.199            --
                                                                            2005   1.162       1.170        82,442
                                                                            2004   1.072       1.162            --
 Travelers Federated Stock Subaccount (6/03)............................... 2006   1.277       1.321            --
                                                                            2005   1.235       1.277            --
                                                                            2004   1.137       1.235            --
 Travelers Large Cap Subaccount (6/03)..................................... 2006   1.261       1.298            --
                                                                            2005   1.181       1.261            --
                                                                            2004   1.129       1.181            --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)......... 2006   1.099       1.168            --
                                                                            2005   1.000       1.099            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)....... 2006   1.029       1.032            --
                                                                            2005   1.000       1.029            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)........... 2006   1.066       1.103            --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2005   1.000       1.066            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.076       1.122            --
                                                                                      2005   1.000       1.076            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.046       1.065            --
                                                                                      2005   1.000       1.046            --
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.362       1.445            --
                                                                                      2005   1.237       1.362         8,275
                                                                                      2004   1.087       1.237            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................. 2006   1.319       1.395            --
                                                                                      2005   1.303       1.319            --
                                                                                      2004   1.163       1.303            --
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)............................... 2006   1.175       1.213            --
                                                                                      2005   1.162       1.175       414,797
                                                                                      2004   1.062       1.162            --
 Travelers MFS(Reg. TM) Value Subaccount (5/04)...................................... 2006   1.160       1.253            --
                                                                                      2005   1.110       1.160            --
                                                                                      2004   0.961       1.110            --
 Travelers Mondrian International Stock Subaccount (6/03)............................ 2006   1.430       1.641            --
                                                                                      2005   1.329       1.430            --
                                                                                      2004   1.169       1.329            --
 Travelers Pioneer Fund Subaccount (6/03)............................................ 2006   1.282       1.359            --
                                                                                      2005   1.231       1.282            --
                                                                                      2004   1.128       1.231            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 2006   1.049       1.103            --
                                                                                      2005   1.000       1.049        29,525
 Travelers Pioneer Strategic Income Subaccount (5/04)................................ 2006   1.104       1.114            --
                                                                                      2005   1.084       1.104       256,138
                                                                                      2004   0.971       1.084            --
 Travelers Quality Bond Subaccount (5/03)............................................ 2006   1.004       0.994            --
                                                                                      2005   1.006       1.004            --
                                                                                      2004   0.992       1.006            --
 Travelers Strategic Equity Subaccount (6/03)........................................ 2006   1.239       1.292            --
                                                                                      2005   1.237       1.239            --
                                                                                      2004   1.142       1.237            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05).................... 2006   1.105       1.271            --
                                                                                      2005   1.000       1.105            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)..................... 2006   1.107       1.269            --
                                                                                      2005   1.000       1.107            --
 Travelers U.S. Government Securities Subaccount (5/04).............................. 2006   1.071       1.032            --
                                                                                      2005   1.045       1.071        58,157
                                                                                      2004   0.979       1.045            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03).................................. 2009   0.926       0.897            --
                                                                                      2008   1.469       0.926       276,809
                                                                                      2007   1.531       1.469       263,811
                                                                                      2006   1.343       1.531       271,595
                                                                                      2005   1.314       1.343       274,762
                                                                                      2004   1.139       1.314            --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).............................. 2009   0.787       0.806            --
                                                                                      2008   1.408       0.787            --
                                                                                      2007   1.275       1.408            --
                                                                                      2006   1.216       1.275            --
                                                                                      2005   1.147       1.216            --
                                                                                      2004   1.125       1.147            --

                              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03).............. 2006   1.370       1.336            --
                                                                              2005   1.216       1.370        35,399
                                                                              2004   1.144       1.216        29,152
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).................... 2013   2.174       2.756       114,915
                                                                              2012   1.808       2.174       121,254
                                                                              2011   2.022       1.808       126,793
                                                                              2010   1.845       2.022       157,186
                                                                              2009   1.321       1.845       172,769
                                                                              2008   2.185       1.321       204,145
                                                                              2007   1.940       2.185       210,779
                                                                              2006   1.641       1.940       146,647
                                                                              2005   1.466       1.641       143,248
                                                                              2004   1.317       1.466        79,986
 American Funds Growth Subaccount (Class 2) (5/03)........................... 2013   1.793       2.288       333,902
                                                                              2012   1.550       1.793       342,877
                                                                              2011   1.650       1.550       395,561
                                                                              2010   1.417       1.650       426,276
                                                                              2009   1.036       1.417       429,541
                                                                              2008   1.885       1.036       445,539
                                                                              2007   1.710       1.885       514,401
                                                                              2006   1.581       1.710       504,212
                                                                              2005   1.387       1.581       564,517
                                                                              2004   1.256       1.387       215,057
 American Funds Growth-Income Subaccount (Class 2) (5/03).................... 2013   1.566       2.051       439,204
                                                                              2012   1.358       1.566       452,685
                                                                              2011   1.410       1.358       490,288
                                                                              2010   1.290       1.410       507,446
                                                                              2009   1.002       1.290       516,444
                                                                              2008   1.643       1.002       513,201
                                                                              2007   1.594       1.643       649,113
                                                                              2006   1.410       1.594       707,159
                                                                              2005   1.358       1.410       701,792
                                                                              2004   1.254       1.358       324,187
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)............................................ 2006   1.651       1.632            --
                                                                              2005   1.423       1.651        73,672
                                                                              2004   1.214       1.423         4,184
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)........................ 2006   1.710       2.225            --
                                                                              2005   1.626       1.710       202,189
                                                                              2004   1.261       1.626        56,614
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................. 2008   1.482       1.417            --
                                                                              2007   1.410       1.482        12,234
                                                                              2006   1.234       1.410        12,531
                                                                              2005   1.205       1.234        18,074
                                                                              2004   1.169       1.205        18,315
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 2008   1.291       1.218            --
                                                                              2007   1.480       1.291        47,624
                                                                              2006   1.454       1.480        46,062
                                                                              2005   1.400       1.454        48,668
                                                                              2004   1.282       1.400        29,320
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 2006   1.306       1.419            --
                                                                              2005   1.208       1.306       270,024
                                                                              2004   1.078       1.208        41,497
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)........ 2006   1.304       1.452            --
                                                                              2005   1.206       1.304       145,324
                                                                              2004   1.072       1.206        34,501
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 2013   1.876       2.411        90,252

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2012   1.647       1.876        94,011
                                                                                       2011   1.726       1.647        96,023
                                                                                       2010   1.505       1.726       113,857
                                                                                       2009   1.132       1.505       118,205
                                                                                       2008   2.013       1.132       115,194
                                                                                       2007   1.749       2.013       111,923
                                                                                       2006   1.600       1.749       131,043
                                                                                       2005   1.398       1.600       186,067
                                                                                       2004   1.237       1.398        35,251
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2013   1.653       2.242        17,411
                                                                                       2012   1.378       1.653        17,417
                                                                                       2011   1.444       1.378        17,424
                                                                                       2010   1.248       1.444        17,432
                                                                                       2009   0.937       1.248        18,215
                                                                                       2008   1.627       0.937        19,824
                                                                                       2007   1.554       1.627        21,562
                                                                                       2006   1.392       1.554        21,537
                                                                                       2005   1.175       1.392        21,852
                                                                                       2004   1.183       1.175         5,370
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................. 2013   2.508       3.343       181,765
                                                                                       2012   2.231       2.508       189,537
                                                                                       2011   2.551       2.231       191,678
                                                                                       2010   2.022       2.551       200,306
                                                                                       2009   1.475       2.022       203,395
                                                                                       2008   2.489       1.475       212,450
                                                                                       2007   2.199       2.489       223,211
                                                                                       2006   1.994       2.199       246,787
                                                                                       2005   1.722       1.994       270,650
                                                                                       2004   1.408       1.722        96,075
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03).......................... 2006   1.444       1.677            --
                                                                                       2005   1.331       1.444       134,233
                                                                                       2004   1.204       1.331        50,118
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........... 2008   3.586       3.259            --
                                                                                       2007   2.838       3.586        89,946
                                                                                       2006   2.258       2.838       272,281
                                                                                       2005   1.806       2.258       158,764
                                                                                       2004   1.476       1.806        33,014
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)...................... 2013   1.928       2.326       519,935
                                                                                       2012   1.662       1.928       561,321
                                                                                       2011   1.895       1.662       743,191
                                                                                       2010   1.782       1.895       771,223
                                                                                       2009   1.325       1.782       611,549
                                                                                       2008   2.266       1.325       683,896
                                                                                       2007   2.000       2.266       750,294
                                                                                       2006   1.678       2.000       719,754
                                                                                       2005   1.553       1.678       597,349
                                                                                       2004   1.335       1.553       446,903
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)....................... 2006   1.611       1.925            --
                                                                                       2005   1.508       1.611       180,408
                                                                                       2004   1.325       1.508        62,083
High Yield Bond Trust
 High Yield Bond Trust (6/04)......................................................... 2006   1.054       1.077            --
                                                                                       2005   1.060       1.054       173,884
                                                                                       2004   0.990       1.060        71,082
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03).............................. 2006   1.226       1.265            --
                                                                                       2005   1.160       1.226        35,762
                                                                                       2004   1.092       1.160        31,478
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03).................. 2010   1.571       1.591            --
                                                                                       2009   1.274       1.571         5,292
                                                                                       2008   1.830       1.274         5,292
                                                                                       2007   1.533       1.830         5,292
                                                                                       2006   1.469       1.533         5,292
                                                                                       2005   1.333       1.469         5,292
                                                                                       2004   1.189       1.333         5,292
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)....................... 2008   1.650       1.553            --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   1.538       1.650        16,383
                                                                                   2006   1.329       1.538        17,432
                                                                                   2005   1.283       1.329        17,575
                                                                                   2004   1.251       1.283        17,362
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................. 2011   1.949       2.084            --
                                                                                   2010   1.597       1.949        19,441
                                                                                   2009   1.037       1.597        26,671
                                                                                   2008   1.887       1.037        37,056
                                                                                   2007   1.580       1.887         8,316
                                                                                   2006   1.494       1.580        10,628
                                                                                   2005   1.365       1.494         9,055
                                                                                   2004   1.383       1.365         9,057
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03).................................... 2006   1.531       1.714            --
                                                                                   2005   1.501       1.531       146,489
                                                                                   2004   1.331       1.501        66,799
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2013   1.748       2.535       204,315
                                                                                   2012   1.501       1.748       213,229
                                                                                   2011   1.493       1.501       220,847
                                                                                   2010   1.217       1.493       231,928
                                                                                   2009   0.922       1.217         8,907
                                                                                   2008   1.576       0.922         9,165
                                                                                   2007   1.638       1.576         8,066
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   1.532       1.986        24,248
                                                                                   2012   1.358       1.532        24,566
                                                                                   2011   1.475       1.358        37,918
                                                                                   2010   1.289       1.475        24,528
                                                                                   2009   1.016       1.289        77,694
                                                                                   2008   1.633       1.016        84,840
                                                                                   2007   1.708       1.633       102,357
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2013   1.646       2.100         1,473
                                                                                   2012   1.447       1.646         1,477
                                                                                   2011   1.438       1.447         1,482
                                                                                   2010   1.301       1.438         1,488
                                                                                   2009   1.086       1.301         1,494
                                                                                   2008   1.566       1.086         1,875
                                                                                   2007   1.515       1.566         6,361
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)......... 2013   1.496       2.024        15,848
                                                                                   2012   1.267       1.496        17,007
                                                                                   2011   1.300       1.267        19,332
                                                                                   2010   1.206       1.300        21,613
                                                                                   2009   0.863       1.206        22,338
                                                                                   2008   1.403       0.863        23,159
                                                                                   2007   1.405       1.403        22,877
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03).......... 2013   1.660       2.156         5,226
                                                                                   2012   1.453       1.660         5,231
                                                                                   2011   1.410       1.453        21,494
                                                                                   2010   1.313       1.410        21,501
                                                                                   2009   1.075       1.313        21,509
                                                                                   2008   1.702       1.075        23,077
                                                                                   2007   1.670       1.702        23,090
                                                                                   2006   1.439       1.670        24,210
                                                                                   2005   1.377       1.439        24,228
                                                                                   2004   1.271       1.377        20,562
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)......... 2013   2.311       3.334        22,508
                                                                                   2012   1.972       2.311        23,618
                                                                                   2011   1.983       1.972        24,457
                                                                                   2010   1.614       1.983        25,443
                                                                                   2009   1.152       1.614        25,645
                                                                                   2008   1.981       1.152        25,709
                                                                                   2007   1.835       1.981        26,140
                                                                                   2006   1.659       1.835        47,191
                                                                                   2005   1.611       1.659        74,741
                                                                                   2004   1.427       1.611        33,772
 LMPVET Equity Index Subaccount (Class II) (5/03)................................. 2009   0.954       0.928            --

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                             2008   1.556       0.954        18,184
                                                                             2007   1.511       1.556        25,441
                                                                             2006   1.338       1.511        23,258
                                                                             2005   1.308       1.338        34,710
                                                                             2004   1.209       1.308         7,900
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)...... 2013   1.275       1.485         4,459
                                                                             2012   1.174       1.275         4,467
                                                                             2011   1.196       1.174        25,974
                                                                             2010   1.087       1.196        25,984
                                                                             2009   0.902       1.087        25,995
                                                                             2008   1.229       0.902        26,007
                                                                             2007   1.130       1.229        26,018
                                                                             2006   1.069       1.130        26,028
                                                                             2005   1.044       1.069        26,039
                                                                             2004   0.945       1.044        17,765
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03).... 2011   0.965       0.952            --
                                                                             2010   0.900       0.965        57,769
                                                                             2009   0.781       0.900        52,805
                                                                             2008   1.010       0.781        50,518
                                                                             2007   1.016       1.010        56,875
                                                                             2006   0.995       1.016        56,262
                                                                             2005   0.990       0.995        42,054
                                                                             2004   0.998       0.990        17,041
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)................................. 2007   1.644       1.723            --
                                                                             2006   1.419       1.644        30,087
                                                                             2005   1.390       1.419        30,277
                                                                             2004   1.308       1.390        33,630
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)........................ 2007   1.359       1.414            --
                                                                             2006   1.329       1.359        39,283
                                                                             2005   1.287       1.329        42,873
                                                                             2004   1.305       1.287        37,436
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)...................... 2007   1.598       1.653            --
                                                                             2006   1.467       1.598         9,643
                                                                             2005   1.360       1.467        13,282
                                                                             2004   1.271       1.360           912
 LMPVPII Growth and Income Subaccount (Class I) (7/03)...................... 2007   1.462       1.526            --
                                                                             2006   1.326       1.462         6,372
                                                                             2005   1.304       1.326         6,384
                                                                             2004   1.226       1.304         6,396
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)................. 2007   1.598       1.659            --
                                                                             2006   1.389       1.598       225,945
                                                                             2005   1.371       1.389       216,663
                                                                             2004   1.240       1.371        61,472
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)..................... 2007   1.787       1.967            --
                                                                             2006   1.623       1.787       391,998
                                                                             2005   1.528       1.623       408,796
                                                                             2004   1.255       1.528       115,122
Managed Assets Trust
 Managed Assets Trust (5/04)................................................ 2006   1.079       1.112            --
                                                                             2005   1.059       1.079        56,421
                                                                             2004   0.981       1.059        49,466
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................ 2008   1.763       1.698            --
                                                                             2007   1.695       1.763       130,832
                                                                             2006   1.783       1.695       139,842
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................... 2013   1.857       2.003       252,850

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.619       1.857       265,021
                                                                          2011   1.608       1.619       256,643
                                                                          2010   1.410       1.608       269,070
                                                                          2009   0.975       1.410       267,016
                                                                          2008   1.310       0.975       291,458
                                                                          2007   1.299       1.310       372,403
                                                                          2006   1.235       1.299       200,119
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.624       1.701            --
                                                                          2006   1.537       1.624       346,226
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.476       1.943       107,990
                                                                          2012   1.326       1.476       111,711
                                                                          2011   1.348       1.326       133,937
                                                                          2010   1.220       1.348       151,467
                                                                          2009   1.043       1.220       151,193
                                                                          2008   1.696       1.043       134,254
                                                                          2007   1.687       1.696       117,976
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2013   1.017       1.035       216,297
                                                                          2012   0.821       1.017       214,654
                                                                          2011   0.883       0.821       234,740
                                                                          2010   0.774       0.883       239,136
                                                                          2009   0.584       0.774       256,773
                                                                          2008   1.018       0.584       245,856
                                                                          2007   1.218       1.018       249,935
                                                                          2006   1.003       1.218       331,068
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2013   2.020       2.560       214,706
                                                                          2012   1.677       2.020       222,456
                                                                          2011   1.844       1.677       231,540
                                                                          2010   1.713       1.844       241,815
                                                                          2009   1.219       1.713        32,572
                                                                          2008   2.137       1.219        29,436
                                                                          2007   1.670       2.137        31,724
                                                                          2006   1.632       1.670        47,512
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2013   2.061       2.645        79,802
                                                                          2012   1.622       2.061        86,269
                                                                          2011   1.922       1.622        96,070
                                                                          2010   1.679       1.922       122,803
                                                                          2009   1.101       1.679       120,299
                                                                          2008   1.893       1.101       122,551
                                                                          2007   1.946       1.893       116,121
                                                                          2006   1.769       1.946        97,479
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2013   1.609       2.137       104,453
                                                                          2012   1.384       1.609       113,050
                                                                          2011   1.431       1.384       129,315
                                                                          2010   1.270       1.431       140,257
                                                                          2009   1.020       1.270       146,058
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2013   1.031       1.318       304,711
                                                                          2012   0.916       1.031       328,300
                                                                          2011   0.970       0.916       357,512
                                                                          2010   0.787       0.970       383,287
                                                                          2009   0.634       0.787       406,623
                                                                          2008   1.056       0.634       433,837
                                                                          2007   1.070       1.056       513,293
                                                                          2006   0.964       1.070            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2013   1.531       2.112         8,855
                                                                          2012   1.317       1.531         8,855
                                                                          2011   1.354       1.317         8,855
                                                                          2010   1.091       1.354         8,855
                                                                          2009   0.828       1.091         8,855
                                                                          2008   1.375       0.828         8,855
                                                                          2007   1.258       1.375        11,125
                                                                          2006   1.270       1.258            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2013   1.429       1.868            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.259       1.429            --
                                                                                2011   1.428       1.259            --
                                                                                2010   1.217       1.428            --
                                                                                2009   0.961       1.217            --
                                                                                2008   1.310       0.961            --
                                                                                2007   1.348       1.310            --
                                                                                2006   1.268       1.348            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........... 2009   0.898       0.887            --
                                                                                2008   1.224       0.898        92,628
                                                                                2007   1.173       1.224        96,733
                                                                                2006   1.112       1.173        94,524
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013   1.864       1.979        88,510
                                                                                2012   1.679       1.864        93,232
                                                                                2011   1.632       1.679        93,259
                                                                                2010   1.470       1.632        89,883
                                                                                2009   1.093       1.470        96,857
                                                                                2008   1.365       1.093       138,936
                                                                                2007   1.302       1.365       156,666
                                                                                2006   1.245       1.302       101,091
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.884       0.839            --
                                                                                2008   1.570       0.884        45,161
                                                                                2007   1.430       1.570        44,779
                                                                                2006   1.451       1.430        51,879
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   0.968       1.230            --
                                                                                2012   0.845       0.968            --
                                                                                2011   0.990       0.845            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2013   2.792       2.603        65,443
                                                                                2012   2.394       2.792        63,066
                                                                                2011   3.001       2.394        76,518
                                                                                2010   2.473       3.001        83,163
                                                                                2009   1.492       2.473        80,060
                                                                                2008   3.264       1.492        85,170
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.832       2.144       222,708
                                                                                2012   1.600       1.832       241,788
                                                                                2011   1.826       1.600       282,332
                                                                                2010   1.671       1.826       283,229
                                                                                2009   1.294       1.671       291,236
                                                                                2008   2.289       1.294       351,642
                                                                                2007   2.184       2.289        13,979
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   1.678       1.817            --
                                                                                2012   1.620       1.678       104,126
                                                                                2011   1.740       1.620       104,576
                                                                                2010   1.439       1.740       106,259
                                                                                2009   1.069       1.439       109,538
                                                                                2008   1.695       1.069       123,239
 MIST MLA Mid Cap Subaccount (Class B) (4/07).................................. 2013   1.050       1.136            --
                                                                                2012   1.016       1.050       401,086
                                                                                2011   1.093       1.016       442,557
                                                                                2010   0.907       1.093       705,602
                                                                                2009   0.676       0.907       708,664
                                                                                2008   1.117       0.676       773,187
                                                                                2007   1.263       1.117            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.063       1.326       291,705
                                                                                2012   0.894       1.063       308,735
                                                                                2011   0.995       0.894       308,590
                                                                                2010   0.875       0.995       314,154
                                                                                2009   0.638       0.875       350,744
                                                                                2008   1.094       0.638       349,133
                                                                                2007   1.049       1.094       361,804
                                                                                2006   0.996       1.049     1,272,556
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............. 2013   1.580       1.411       201,191
                                                                                2012   1.473       1.580       168,276
                                                                                2011   1.347       1.473       182,335
                                                                                2010   1.271       1.347       198,350
                                                                                2009   1.094       1.271       222,343
                                                                                2008   1.194       1.094       233,304
                                                                                2007   1.130       1.194       219,448

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.550       1.491       985,812
                                                                          2012   1.446       1.550     1,255,619
                                                                          2011   1.428       1.446     1,493,523
                                                                          2010   1.345       1.428       470,577
                                                                          2009   1.210       1.345       518,620
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.466       1.915            --
                                                                          2012   1.351       1.466            --
                                                                          2011   1.443       1.351            --
                                                                          2010   1.265       1.443            --
                                                                          2009   1.041       1.265            --
                                                                          2008   1.580       1.041         6,162
                                                                          2007   1.533       1.580        13,666
                                                                          2006   1.429       1.533        13,890
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.158       1.277            --
                                                                          2006   1.102       1.158            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   1.685       1.679       114,042
                                                                          2012   1.539       1.685       108,736
                                                                          2011   1.514       1.539       112,531
                                                                          2010   1.375       1.514       118,713
                                                                          2009   1.053       1.375       188,447
                                                                          2008   1.202       1.053       116,533
                                                                          2007   1.149       1.202       142,637
                                                                          2006   1.112       1.149       151,320
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.842       1.923            --
                                                                          2012   1.674       1.842        17,565
                                                                          2011   2.076       1.674        18,734
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   0.997       1.309       419,690
                                                                          2012   0.862       0.997       437,276
                                                                          2011   0.915       0.862       521,650
                                                                          2010   0.797       0.915       543,344
                                                                          2009   0.686       0.797       560,177
                                                                          2008   1.097       0.686       557,303
                                                                          2007   1.075       1.097       618,382
                                                                          2006   1.001       1.075       308,607
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   1.015       1.319       594,058
                                                                          2012   0.877       1.015       618,577
                                                                          2011   0.982       0.877       632,610
                                                                          2010   0.835       0.982       656,664
                                                                          2009   0.673       0.835       346,350
                                                                          2008   0.977       0.673       347,795
                                                                          2007   1.027       0.977       440,600
                                                                          2006   1.003       1.027       375,519
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.308       1.273        34,439
                                                                          2012   1.239       1.308        34,891
                                                                          2011   1.185       1.239        41,994
                                                                          2010   1.115       1.185        58,853
                                                                          2009   1.038       1.115        72,969
                                                                          2008   1.096       1.038        69,083
                                                                          2007   1.051       1.096        82,096
                                                                          2006   1.013       1.051        48,424
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.206       1.588        84,844
                                                                          2012   1.075       1.206        84,562
                                                                          2011   1.203       1.075       117,817
                                                                          2010   1.023       1.203       120,001
                                                                          2009   0.814       1.023       123,634
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.260       1.491       191,056
                                                                          2012   1.143       1.260       205,757
                                                                          2011   1.122       1.143       221,587
                                                                          2010   1.043       1.122       240,250
                                                                          2009   0.901       1.043        61,631
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2013   0.988       0.970       915,161

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   1.007       0.988     1,028,030
                                                                                    2011   1.027       1.007     1,353,079
                                                                                    2010   1.046       1.027     1,614,808
                                                                                    2009   1.062       1.046     2,112,368
                                                                                    2008   1.052       1.062     2,195,577
                                                                                    2007   1.021       1.052     2,971,678
                                                                                    2006   1.000       1.021       615,879
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 2013   1.290       1.693         8,305
                                                                                    2012   1.165       1.290         8,997
                                                                                    2011   1.238       1.165         9,267
                                                                                    2010   1.126       1.238        10,866
                                                                                    2009   0.870       1.126         8,553
                                                                                    2008   1.412       0.870         3,925
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.760       0.792            --
                                                                                    2008   1.404       0.760        76,623
                                                                                    2007   1.377       1.404        76,123
                                                                                    2006   1.361       1.377        78,767
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013   1.252       1.377            --
                                                                                    2012   1.103       1.252       126,107
                                                                                    2011   1.199       1.103       155,023
                                                                                    2010   1.068       1.199       163,036
                                                                                    2009   0.894       1.068       168,997
                                                                                    2008   1.494       0.894       203,824
                                                                                    2007   1.463       1.494       210,006
                                                                                    2006   1.429       1.463       239,210
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.605       2.088        19,850
                                                                                    2012   1.475       1.605        22,546
                                                                                    2011   1.552       1.475        23,306
                                                                                    2010   1.373       1.552        46,805
                                                                                    2009   0.938       1.373        54,928
                                                                                    2008   1.762       0.938        55,250
                                                                                    2007   1.491       1.762        50,930
                                                                                    2006   1.531       1.491        50,822
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.917       0.993            --
                                                                                    2010   0.808       0.917            --
                                                                                    2009   0.626       0.808            --
                                                                                    2008   1.072       0.626            --
                                                                                    2007   1.058       1.072            --
                                                                                    2006   1.002       1.058            --
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.255       1.284            --
                                                                                    2012   1.171       1.255            --
                                                                                    2011   1.156       1.171            --
                                                                                    2010   1.071       1.156            --
                                                                                    2009   0.905       1.071         9,273
                                                                                    2008   1.078       0.905            --
                                                                                    2007   1.041       1.078        14,445
                                                                                    2006   1.001       1.041         8,936
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.193       1.298        15,192
                                                                                    2012   1.091       1.193        75,851
                                                                                    2011   1.100       1.091        82,108
                                                                                    2010   1.005       1.100        66,953
                                                                                    2009   0.828       1.005        66,992
                                                                                    2008   1.077       0.828         8,645
                                                                                    2007   1.047       1.077         8,685
                                                                                    2006   1.002       1.047            --
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2013   1.118       1.294       678,453
                                                                                    2012   1.006       1.118       695,184
                                                                                    2011   1.040       1.006       714,339
                                                                                    2010   0.937       1.040       735,217
                                                                                    2009   0.754       0.937       405,566
                                                                                    2008   1.077       0.754       405,349
                                                                                    2007   1.052       1.077       410,442
                                                                                    2006   1.002       1.052       323,255
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 2013   1.045       1.274        24,096

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   0.923       1.045        45,918
                                                                                  2011   0.978       0.923        45,998
                                                                                  2010   0.869       0.978        46,086
                                                                                  2009   0.686       0.869        46,180
                                                                                  2008   1.077       0.686        46,279
                                                                                  2007   1.057       1.077        46,364
                                                                                  2006   1.002       1.057        46,438
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................. 2013   1.129       1.458        81,021
                                                                                  2012   0.997       1.129       131,415
                                                                                  2011   0.999       0.997       188,966
                                                                                  2010   0.890       0.999       225,288
                                                                                  2009   0.725       0.890       227,845
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)....................... 2013   1.459       1.700       570,233
                                                                                  2012   1.336       1.459       573,349
                                                                                  2011   1.332       1.336       593,385
                                                                                  2010   1.236       1.332       630,367
                                                                                  2009   1.064       1.236       641,950
                                                                                  2008   1.396       1.064       738,016
                                                                                  2007   1.366       1.396       854,330
                                                                                  2006   1.280       1.366       826,721
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).............................. 2013   1.415       1.885       166,938
                                                                                  2012   1.237       1.415        73,379
                                                                                  2011   1.250       1.237        94,515
                                                                                  2010   1.143       1.250        96,080
                                                                                  2009   0.964       1.143        95,781
                                                                                  2008   1.456       0.964       156,687
                                                                                  2007   1.379       1.456       178,966
                                                                                  2006   1.251       1.379       169,561
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........................ 2013   1.830       2.280       100,090
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........................ 2013   1.144       1.424       369,840
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................. 2013   1.178       1.604        42,203
                                                                                  2012   1.012       1.178       267,091
                                                                                  2011   1.045       1.012       236,797
                                                                                  2010   0.912       1.045       409,259
                                                                                  2009   0.650       0.912       386,369
                                                                                  2008   1.142       0.650       398,832
                                                                                  2007   1.067       1.142        49,390
                                                                                  2006   0.998       1.067        48,934
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2013   1.601       2.265        60,388
                                                                                  2012   1.408       1.601        63,621
                                                                                  2011   1.414       1.408        67,943
                                                                                  2010   1.070       1.414       117,116
                                                                                  2009   0.787       1.070        92,216
                                                                                  2008   1.200       0.787        93,582
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2007   1.142       1.184            --
                                                                                  2006   1.077       1.142       192,615
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...... 2013   1.198       1.169       260,593
                                                                                  2012   1.180       1.198       259,491
                                                                                  2011   1.138       1.180       271,196
                                                                                  2010   1.094       1.138       286,755
                                                                                  2009   1.068       1.094       283,503
                                                                                  2008   1.090       1.068       290,305
                                                                                  2007   1.063       1.090       345,363
                                                                                  2006   1.030       1.063       345,799
Money Market Portfolio
 Money Market Subaccount (5/03).................................................. 2006   0.993       1.000            --
                                                                                  2005   0.983       0.993       972,281
                                                                                  2004   0.992       0.983       952,069
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04).................. 2006   1.090       1.151            --
                                                                                  2005   1.051       1.090        87,788
                                                                                  2004   0.992       1.051        31,878
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03).................. 2007   1.104       1.125            --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2006   1.118       1.104       223,213
                                                                                      2005   1.116       1.118       228,182
                                                                                      2004   1.044       1.116        31,632
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)..................... 2009   1.169       1.206            --
                                                                                      2008   1.137       1.169       491,882
                                                                                      2007   1.065       1.137       466,737
                                                                                      2006   1.046       1.065       501,044
                                                                                      2005   1.040       1.046       503,978
                                                                                      2004   1.011       1.040       259,516
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)......................... 2007   2.030       2.196            --
                                                                                      2006   1.620       2.030         8,259
                                                                                      2005   1.471       1.620         9,292
                                                                                      2004   1.291       1.471         9,410
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03).............................. 2007   2.135       2.278            --
                                                                                      2006   1.855       2.135       131,765
                                                                                      2005   1.767       1.855       135,336
                                                                                      2004   1.427       1.767        44,244
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)................................ 2006   1.364       1.451            --
                                                                                      2005   1.278       1.364        60,357
                                                                                      2004   1.223       1.278        45,437
 Travelers Convertible Securities Subaccount (6/03).................................. 2006   1.169       1.245            --
                                                                                      2005   1.187       1.169       103,499
                                                                                      2004   1.138       1.187        95,843
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................... 2006   1.634       1.783            --
                                                                                      2005   1.482       1.634       136,409
                                                                                      2004   1.297       1.482        31,303
 Travelers Equity Income Subaccount (5/03)........................................... 2006   1.362       1.429            --
                                                                                      2005   1.328       1.362       269,091
                                                                                      2004   1.232       1.328       154,674
 Travelers Federated High Yield Subaccount (5/03).................................... 2006   1.206       1.235            --
                                                                                      2005   1.198       1.206       184,510
                                                                                      2004   1.106       1.198       117,310
 Travelers Federated Stock Subaccount (6/03)......................................... 2006   1.399       1.448            --
                                                                                      2005   1.354       1.399        52,115
                                                                                      2004   1.248       1.354        42,711
 Travelers Large Cap Subaccount (6/03)............................................... 2006   1.322       1.361            --
                                                                                      2005   1.240       1.322        18,281
                                                                                      2004   1.186       1.240        17,971
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................... 2006   1.098       1.166            --
                                                                                      2005   1.000       1.098            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 2006   1.028       1.031            --
                                                                                      2005   1.000       1.028            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 2006   1.065       1.102            --
                                                                                      2005   1.000       1.065       277,545
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.076       1.121            --
                                                                                      2005   1.000       1.076        41,561
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.045       1.064            --
                                                                                      2005   1.000       1.045            --
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.449       1.537            --
                                                                                      2005   1.318       1.449       164,685
                                                                                      2004   1.159       1.318        67,661
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................. 2006   1.448       1.531            --
                                                                                      2005   1.432       1.448        65,372
                                                                                      2004   1.279       1.432        11,941
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)............................... 2006   1.241       1.280            --
                                                                                      2005   1.229       1.241       769,703
                                                                                      2004   1.124       1.229       521,821
 Travelers MFS(Reg. TM) Value Subaccount (5/04)...................................... 2006   1.158       1.251            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.109       1.158       305,624
                                                                          2004   0.961       1.109       110,919
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.542       1.769            --
                                                                          2005   1.435       1.542       104,848
                                                                          2004   1.263       1.435        42,103
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.348       1.429            --
                                                                          2005   1.296       1.348        19,121
                                                                          2004   1.189       1.296        19,139
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.048       1.102            --
                                                                          2005   1.000       1.048            --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.102       1.112            --
                                                                          2005   1.083       1.102       141,342
                                                                          2004   0.970       1.083        65,593
 Travelers Quality Bond Subaccount (5/03)................................ 2006   1.024       1.013            --
                                                                          2005   1.027       1.024        85,318
                                                                          2004   1.013       1.027        66,399
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.327       1.384            --
                                                                          2005   1.326       1.327        71,060
                                                                          2004   1.226       1.326        56,996
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.105       1.270            --
                                                                          2005   1.000       1.105            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.106       1.268            --
                                                                          2005   1.000       1.106            --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.069       1.030            --
                                                                          2005   1.044       1.069       328,334
                                                                          2004   0.979       1.044        56,872
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)...................... 2009   1.018       0.986            --
                                                                          2008   1.616       1.018       146,461
                                                                          2007   1.686       1.616       149,875
                                                                          2006   1.481       1.686       183,954
                                                                          2005   1.450       1.481       316,526
                                                                          2004   1.258       1.450        46,055
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.825       0.844            --
                                                                          2008   1.477       0.825         8,402
                                                                          2007   1.338       1.477         8,417
                                                                          2006   1.278       1.338         8,430
                                                                          2005   1.207       1.278         8,446
                                                                          2004   1.185       1.207         8,462





                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.368       1.333            --
                                                                        2005   1.215       1.368     1,446,650
                                                                        2004   1.143       1.215     1,066,297
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2013   2.163       2.741     2,468,217
                                                                        2012   1.800       2.163     2,957,074
                                                                        2011   2.015       1.800     3,741,951
                                                                        2010   1.838       2.015     4,333,180
                                                                        2009   1.317       1.838     4,868,172
                                                                        2008   2.180       1.317     5,404,627
                                                                        2007   1.936       2.180     5,665,061
                                                                        2006   1.639       1.936     5,578,621
                                                                        2005   1.465       1.639     5,335,014
                                                                        2004   1.316       1.465     3,767,523

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 American Funds Growth Subaccount (Class 2) (5/03).................................... 2013   1.784       2.276      6,483,424
                                                                                       2012   1.543       1.784      8,211,577
                                                                                       2011   1.644       1.543     10,177,776
                                                                                       2010   1.412       1.644     11,683,994
                                                                                       2009   1.033       1.412     12,695,260
                                                                                       2008   1.880       1.033     13,871,335
                                                                                       2007   1.707       1.880     15,423,879
                                                                                       2006   1.579       1.707     17,191,152
                                                                                       2005   1.385       1.579     17,962,097
                                                                                       2004   1.256       1.385     10,816,871
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 2013   1.558       2.040      6,600,566
                                                                                       2012   1.352       1.558      8,146,265
                                                                                       2011   1.405       1.352      9,752,589
                                                                                       2010   1.285       1.405     11,084,770
                                                                                       2009   0.999       1.285     11,885,667
                                                                                       2008   1.639       0.999     12,953,306
                                                                                       2007   1.591       1.639     14,587,559
                                                                                       2006   1.408       1.591     16,216,918
                                                                                       2005   1.357       1.408     16,265,299
                                                                                       2004   1.253       1.357      9,524,728
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)..................................................... 2006   1.649       1.629             --
                                                                                       2005   1.422       1.649      2,224,227
                                                                                       2004   1.213       1.422      1,017,661
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................. 2006   1.707       2.221             --
                                                                                       2005   1.624       1.707      3,331,967
                                                                                       2004   1.261       1.624      2,338,420
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).......................... 2008   1.478       1.413             --
                                                                                       2007   1.407       1.478      1,311,793
                                                                                       2006   1.232       1.407      1,362,149
                                                                                       2005   1.204       1.232      1,372,248
                                                                                       2004   1.168       1.204      1,199,792
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 2008   1.288       1.215             --
                                                                                       2007   1.477       1.288      2,799,760
                                                                                       2006   1.451       1.477      3,048,205
                                                                                       2005   1.399       1.451      3,282,760
                                                                                       2004   1.281       1.399      2,382,036
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 2006   1.305       1.417             --
                                                                                       2005   1.208       1.305      2,680,327
                                                                                       2004   1.078       1.208        709,540
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 2006   1.302       1.450             --
                                                                                       2005   1.206       1.302      2,383,154
                                                                                       2004   1.071       1.206      1,036,837
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................. 2013   1.867       2.398      3,619,817
                                                                                       2012   1.639       1.867      4,499,662
                                                                                       2011   1.719       1.639      4,989,150
                                                                                       2010   1.499       1.719      5,014,550
                                                                                       2009   1.129       1.499      5,523,778
                                                                                       2008   2.008       1.129      5,825,507
                                                                                       2007   1.746       2.008      6,462,397
                                                                                       2006   1.598       1.746      6,331,967
                                                                                       2005   1.396       1.598      5,954,325
                                                                                       2004   1.237       1.396      3,705,401
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2013   1.645       2.230        128,911
                                                                                       2012   1.372       1.645        145,068
                                                                                       2011   1.439       1.372        217,054
                                                                                       2010   1.243       1.439        226,393
                                                                                       2009   0.934       1.243        288,727
                                                                                       2008   1.623       0.934        332,581
                                                                                       2007   1.551       1.623        492,092
                                                                                       2006   1.390       1.551        538,482
                                                                                       2005   1.174       1.390        533,752
                                                                                       2004   1.182       1.174        324,735

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).......................... 2013   2.495       3.325     3,068,510
                                                                                    2012   2.221       2.495     3,454,654
                                                                                    2011   2.541       2.221     3,847,556
                                                                                    2010   2.015       2.541     4,088,893
                                                                                    2009   1.470       2.015     4,232,935
                                                                                    2008   2.483       1.470     4,728,413
                                                                                    2007   2.195       2.483     5,530,751
                                                                                    2006   1.991       2.195     5,997,264
                                                                                    2005   1.720       1.991     5,952,503
                                                                                    2004   1.407       1.720     3,415,326
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)....................... 2006   1.442       1.674            --
                                                                                    2005   1.330       1.442     2,847,614
                                                                                    2004   1.204       1.330     1,545,711
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........ 2008   3.577       3.251            --
                                                                                    2007   2.833       3.577     2,398,451
                                                                                    2006   2.255       2.833     2,284,035
                                                                                    2005   1.804       2.255     2,302,402
                                                                                    2004   1.475       1.804     1,534,755
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.918       2.314     1,334,077
                                                                                    2012   1.655       1.918     1,686,139
                                                                                    2011   1.888       1.655     1,916,960
                                                                                    2010   1.776       1.888     2,137,164
                                                                                    2009   1.321       1.776     2,311,954
                                                                                    2008   2.260       1.321     2,701,843
                                                                                    2007   1.996       2.260     3,144,559
                                                                                    2006   1.676       1.996     3,558,027
                                                                                    2005   1.551       1.676     3,434,860
                                                                                    2004   1.334       1.551     1,581,727
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03).................... 2006   1.608       1.921            --
                                                                                    2005   1.506       1.608     3,527,801
                                                                                    2004   1.324       1.506     2,094,099
High Yield Bond Trust
 High Yield Bond Trust (6/04)...................................................... 2006   1.053       1.076            --
                                                                                    2005   1.060       1.053     1,912,567
                                                                                    2004   0.990       1.060       617,054
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)........................... 2006   1.224       1.263            --
                                                                                    2005   1.159       1.224       612,964
                                                                                    2004   1.092       1.159       688,730
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............... 2010   1.566       1.586            --
                                                                                    2009   1.271       1.566       169,163
                                                                                    2008   1.826       1.271       189,123
                                                                                    2007   1.530       1.826       208,854
                                                                                    2006   1.467       1.530       239,090
                                                                                    2005   1.332       1.467       238,123
                                                                                    2004   1.189       1.332       236,645
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................... 2008   1.646       1.549            --
                                                                                    2007   1.535       1.646       221,329
                                                                                    2006   1.327       1.535       205,531
                                                                                    2005   1.282       1.327       201,037
                                                                                    2004   1.250       1.282       150,292
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).................. 2011   1.941       2.076            --
                                                                                    2010   1.591       1.941       394,001
                                                                                    2009   1.034       1.591       433,865
                                                                                    2008   1.882       1.034       449,483
                                                                                    2007   1.577       1.882       631,363
                                                                                    2006   1.492       1.577       529,080
                                                                                    2005   1.363       1.492       462,793
                                                                                    2004   1.382       1.363       392,646
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)..................................... 2006   1.529       1.711            --
                                                                                    2005   1.499       1.529     1,784,289
                                                                                    2004   1.331       1.499     1,300,138
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)......... 2013   1.739       2.521     1,065,612

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2012   1.494       1.739     1,300,527
                                                                              2011   1.487       1.494     1,538,411
                                                                              2010   1.213       1.487     1,640,305
                                                                              2009   0.919       1.213     1,809,729
                                                                              2008   1.573       0.919     1,977,925
                                                                              2007   1.635       1.573     2,331,348
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)....... 2013   1.524       1.976       673,522
                                                                              2012   1.352       1.524       901,294
                                                                              2011   1.470       1.352     1,190,370
                                                                              2010   1.285       1.470     1,288,932
                                                                              2009   1.013       1.285     1,386,700
                                                                              2008   1.629       1.013     1,575,642
                                                                              2007   1.705       1.629     1,681,030
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........ 2013   1.638       2.089       340,267
                                                                              2012   1.441       1.638       392,276
                                                                              2011   1.432       1.441       444,641
                                                                              2010   1.297       1.432       560,985
                                                                              2009   1.083       1.297       590,811
                                                                              2008   1.562       1.083       643,680
                                                                              2007   1.512       1.562     1,003,788
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07).... 2013   1.489       2.013       832,178
                                                                              2012   1.262       1.489     1,059,401
                                                                              2011   1.295       1.262       992,349
                                                                              2010   1.202       1.295     1,017,034
                                                                              2009   0.861       1.202     1,091,310
                                                                              2008   1.400       0.861     1,196,640
                                                                              2007   1.402       1.400     1,360,637
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)..... 2013   1.652       2.145       424,617
                                                                              2012   1.446       1.652       501,156
                                                                              2011   1.405       1.446       600,032
                                                                              2010   1.309       1.405       625,364
                                                                              2009   1.072       1.309       973,978
                                                                              2008   1.698       1.072     1,117,359
                                                                              2007   1.667       1.698     1,529,895
                                                                              2006   1.437       1.667     1,560,295
                                                                              2005   1.375       1.437     1,552,486
                                                                              2004   1.271       1.375     1,273,512
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03).... 2013   2.300       3.316       821,824
                                                                              2012   1.964       2.300       917,913
                                                                              2011   1.975       1.964     1,076,192
                                                                              2010   1.609       1.975     1,226,161
                                                                              2009   1.149       1.609     1,376,679
                                                                              2008   1.976       1.149     1,489,595
                                                                              2007   1.832       1.976     1,684,545
                                                                              2006   1.656       1.832     1,826,602
                                                                              2005   1.610       1.656     1,928,545
                                                                              2004   1.426       1.610     1,412,236
 LMPVET Equity Index Subaccount (Class II) (5/03)............................ 2009   0.951       0.925            --
                                                                              2008   1.552       0.951     5,355,007
                                                                              2007   1.508       1.552     5,682,514
                                                                              2006   1.336       1.508     5,973,584
                                                                              2005   1.307       1.336     6,322,261
                                                                              2004   1.209       1.307     4,753,252
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2013   1.269       1.478       359,930
                                                                              2012   1.169       1.269       365,795
                                                                              2011   1.192       1.169       389,416
                                                                              2010   1.084       1.192       405,661
                                                                              2009   0.900       1.084       417,379
                                                                              2008   1.227       0.900       397,974
                                                                              2007   1.128       1.227       399,251
                                                                              2006   1.068       1.128       400,623
                                                                              2005   1.043       1.068       379,131
                                                                              2004   0.945       1.043       183,909
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)..... 2011   0.961       0.949            --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.897       0.961       873,546
                                                                     2009   0.779       0.897       919,204
                                                                     2008   1.008       0.779     1,272,283
                                                                     2007   1.015       1.008     1,473,388
                                                                     2006   0.994       1.015     1,554,625
                                                                     2005   0.990       0.994     1,581,560
                                                                     2004   0.998       0.990       915,496
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)......................... 2007   1.641       1.720            --
                                                                     2006   1.417       1.641     1,628,476
                                                                     2005   1.388       1.417     1,688,830
                                                                     2004   1.307       1.388     1,425,396
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)................ 2007   1.357       1.412            --
                                                                     2006   1.327       1.357     1,581,958
                                                                     2005   1.286       1.327     1,689,735
                                                                     2004   1.305       1.286     1,364,354
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).............. 2007   1.595       1.650            --
                                                                     2006   1.465       1.595     2,707,987
                                                                     2005   1.359       1.465     2,936,955
                                                                     2004   1.270       1.359     1,895,003
 LMPVPII Growth and Income Subaccount (Class I) (7/03).............. 2007   1.459       1.522            --
                                                                     2006   1.324       1.459     1,137,012
                                                                     2005   1.302       1.324     1,156,361
                                                                     2004   1.225       1.302       938,294
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)......... 2007   1.595       1.656            --
                                                                     2006   1.387       1.595     4,657,947
                                                                     2005   1.370       1.387     4,793,326
                                                                     2004   1.240       1.370     2,734,465
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.783       1.963            --
                                                                     2006   1.620       1.783     3,770,947
                                                                     2005   1.527       1.620     4,041,401
                                                                     2004   1.255       1.527     2,228,107
Managed Assets Trust
 Managed Assets Trust (5/04)........................................ 2006   1.078       1.111            --
                                                                     2005   1.058       1.078     1,510,320
                                                                     2004   0.981       1.058       858,566
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.759       1.694            --
                                                                     2007   1.691       1.759     1,672,947
                                                                     2006   1.780       1.691     1,718,135
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............ 2013   1.848       1.992     1,700,494
                                                                     2012   1.612       1.848     2,012,608
                                                                     2011   1.602       1.612     2,263,449
                                                                     2010   1.405       1.602     2,301,334
                                                                     2009   0.972       1.405     2,493,286
                                                                     2008   1.307       0.972     2,792,118
                                                                     2007   1.297       1.307     3,383,228
                                                                     2006   1.233       1.297     1,935,626
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.621       1.698            --
                                                                     2006   1.534       1.621     1,544,296
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).......... 2013   1.469       1.933       665,022
                                                                     2012   1.320       1.469       790,953
                                                                     2011   1.343       1.320       801,088
                                                                     2010   1.216       1.343       809,627
                                                                     2009   1.040       1.216       822,977
                                                                     2008   1.692       1.040       860,409
                                                                     2007   1.683       1.692     1,325,236
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........ 2013   1.013       1.031     2,181,775

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012   0.818       1.013     2,689,141
                                                                            2011   0.881       0.818     3,352,561
                                                                            2010   0.772       0.881     3,721,255
                                                                            2009   0.583       0.772     4,058,050
                                                                            2008   1.017       0.583     4,287,210
                                                                            2007   1.217       1.017     4,995,194
                                                                            2006   1.003       1.217     6,029,742
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2013   2.011       2.546     1,246,052
                                                                            2012   1.669       2.011     1,688,722
                                                                            2011   1.837       1.669     1,651,974
                                                                            2010   1.707       1.837     1,945,858
                                                                            2009   1.216       1.707     1,994,993
                                                                            2008   2.132       1.216     2,051,575
                                                                            2007   1.667       2.132     2,267,900
                                                                            2006   1.629       1.667     2,093,375
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2013   2.051       2.630       838,165
                                                                            2012   1.615       2.051       964,103
                                                                            2011   1.915       1.615     1,119,973
                                                                            2010   1.673       1.915     1,191,392
                                                                            2009   1.098       1.673     1,323,386
                                                                            2008   1.888       1.098     1,306,134
                                                                            2007   1.942       1.888     1,634,966
                                                                            2006   1.766       1.942     1,588,346
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2013   1.601       2.126     1,310,446
                                                                            2012   1.378       1.601     1,698,635
                                                                            2011   1.426       1.378     2,007,747
                                                                            2010   1.265       1.426     2,571,101
                                                                            2009   1.016       1.265     2,985,743
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2013   1.028       1.313     2,585,961
                                                                            2012   0.914       1.028     3,302,839
                                                                            2011   0.968       0.914     3,861,919
                                                                            2010   0.786       0.968     4,328,558
                                                                            2009   0.633       0.786     4,594,889
                                                                            2008   1.055       0.633     5,205,051
                                                                            2007   1.069       1.055     6,084,773
                                                                            2006   0.964       1.069        61,141
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2013   1.525       2.103       158,613
                                                                            2012   1.313       1.525       133,066
                                                                            2011   1.350       1.313       131,791
                                                                            2010   1.088       1.350       184,553
                                                                            2009   0.827       1.088       205,475
                                                                            2008   1.373       0.827       198,255
                                                                            2007   1.257       1.373       157,886
                                                                            2006   1.270       1.257        42,053
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2013   1.423       1.860        62,305
                                                                            2012   1.255       1.423       102,566
                                                                            2011   1.424       1.255       115,725
                                                                            2010   1.215       1.424       111,692
                                                                            2009   0.959       1.215       118,004
                                                                            2008   1.308       0.959       100,792
                                                                            2007   1.347       1.308       285,082
                                                                            2006   1.267       1.347       150,531
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.896       0.885            --
                                                                            2008   1.221       0.896     1,116,444
                                                                            2007   1.171       1.221     1,385,640
                                                                            2006   1.111       1.171     1,520,164
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013   1.855       1.968       954,603
                                                                            2012   1.672       1.855     1,087,899
                                                                            2011   1.626       1.672     1,228,226
                                                                            2010   1.465       1.626     1,336,244
                                                                            2009   1.089       1.465     1,336,400
                                                                            2008   1.361       1.089     1,641,058
                                                                            2007   1.299       1.361     1,922,042
                                                                            2006   1.243       1.299     2,091,458
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.881       0.837            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2008   1.567       0.881        750,142
                                                                                2007   1.427       1.567        800,947
                                                                                2006   1.448       1.427        830,559
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   0.965       1.225        120,019
                                                                                2012   0.843       0.965        115,333
                                                                                2011   0.988       0.843        113,037
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2013   2.779       2.589      1,561,529
                                                                                2012   2.383       2.779      1,764,555
                                                                                2011   2.989       2.383      1,934,825
                                                                                2010   2.465       2.989      2,128,239
                                                                                2009   1.488       2.465      2,137,808
                                                                                2008   3.255       1.488      2,192,390
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.823       2.132      1,172,017
                                                                                2012   1.593       1.823      1,453,642
                                                                                2011   1.819       1.593      1,712,926
                                                                                2010   1.665       1.819      1,992,980
                                                                                2009   1.291       1.665      2,268,150
                                                                                2008   2.283       1.291      2,530,223
                                                                                2007   2.179       2.283        453,602
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   1.670       1.808             --
                                                                                2012   1.613       1.670      1,041,086
                                                                                2011   1.734       1.613      1,181,823
                                                                                2010   1.434       1.734      1,292,739
                                                                                2009   1.066       1.434      1,403,577
                                                                                2008   1.690       1.066      1,494,855
 MIST MLA Mid Cap Subaccount (Class B) (4/07).................................. 2013   1.046       1.132             --
                                                                                2012   1.013       1.046      1,510,570
                                                                                2011   1.090       1.013      1,694,566
                                                                                2010   0.905       1.090      1,901,482
                                                                                2009   0.675       0.905      1,947,311
                                                                                2008   1.115       0.675      2,449,277
                                                                                2007   1.261       1.115         67,930
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.060       1.321      4,292,402
                                                                                2012   0.892       1.060      5,226,407
                                                                                2011   0.993       0.892      5,952,665
                                                                                2010   0.873       0.993      6,394,906
                                                                                2009   0.637       0.873      6,714,614
                                                                                2008   1.093       0.637      7,461,465
                                                                                2007   1.049       1.093      8,115,893
                                                                                2006   0.996       1.049      9,427,535
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............. 2013   1.572       1.403      3,054,276
                                                                                2012   1.467       1.572      4,793,206
                                                                                2011   1.341       1.467      4,782,360
                                                                                2010   1.266       1.341      4,798,257
                                                                                2009   1.091       1.266      4,310,783
                                                                                2008   1.191       1.091      5,162,948
                                                                                2007   1.128       1.191      4,671,910
 MIST PIMCO Total Return Subaccount (Class B) (5/09)........................... 2013   1.542       1.483      7,745,514
                                                                                2012   1.439       1.542      9,914,970
                                                                                2011   1.422       1.439     11,964,581
                                                                                2010   1.341       1.422      9,282,171
                                                                                2009   1.206       1.341      8,663,471
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................. 2013   1.459       1.904        125,173
                                                                                2012   1.345       1.459        169,036
                                                                                2011   1.437       1.345        181,465
                                                                                2010   1.261       1.437        187,047
                                                                                2009   1.038       1.261        211,738
                                                                                2008   1.576       1.038        233,163
                                                                                2007   1.530       1.576        283,878
                                                                                2006   1.427       1.530        389,417
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)........................ 2007   1.157       1.276             --
                                                                                2006   1.102       1.157         57,486
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)..................... 2013   1.678       1.671      2,104,580

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.533       1.678      2,529,968
                                                                          2011   1.509       1.533      2,628,159
                                                                          2010   1.371       1.509      2,816,857
                                                                          2009   1.051       1.371      2,476,661
                                                                          2008   1.200       1.051      2,901,707
                                                                          2007   1.148       1.200      3,242,208
                                                                          2006   1.111       1.148      3,104,648
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.833       1.913             --
                                                                          2012   1.667       1.833        409,444
                                                                          2011   2.067       1.667        364,164
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   0.994       1.304      5,036,160
                                                                          2012   0.859       0.994      6,185,928
                                                                          2011   0.913       0.859      6,692,749
                                                                          2010   0.795       0.913      7,589,083
                                                                          2009   0.685       0.795      8,557,665
                                                                          2008   1.096       0.685      9,498,604
                                                                          2007   1.075       1.096     11,725,128
                                                                          2006   1.001       1.075      6,087,214
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   1.011       1.314      4,611,546
                                                                          2012   0.874       1.011      6,064,245
                                                                          2011   0.979       0.874      7,073,910
                                                                          2010   0.833       0.979      7,864,666
                                                                          2009   0.672       0.833      8,626,898
                                                                          2008   0.976       0.672      9,652,340
                                                                          2007   1.026       0.976     11,874,934
                                                                          2006   1.003       1.026      6,517,395
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.301       1.266      1,763,890
                                                                          2012   1.234       1.301      2,572,351
                                                                          2011   1.181       1.234      2,600,735
                                                                          2010   1.111       1.181      2,862,290
                                                                          2009   1.035       1.111      3,142,016
                                                                          2008   1.093       1.035      3,449,828
                                                                          2007   1.049       1.093      4,086,073
                                                                          2006   1.012       1.049      2,358,263
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.200       1.579      1,560,530
                                                                          2012   1.070       1.200      1,758,336
                                                                          2011   1.198       1.070      1,932,327
                                                                          2010   1.020       1.198      1,994,565
                                                                          2009   0.811       1.020      2,239,166
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.254       1.483        785,986
                                                                          2012   1.138       1.254        785,314
                                                                          2011   1.118       1.138        851,952
                                                                          2010   1.040       1.118        828,208
                                                                          2009   0.898       1.040      1,057,532
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2013   0.983       0.964      8,587,314
                                                                          2012   1.003       0.983     10,420,766
                                                                          2011   1.023       1.003     11,956,896
                                                                          2010   1.043       1.023     13,426,853
                                                                          2009   1.059       1.043     14,243,930
                                                                          2008   1.050       1.059     18,801,252
                                                                          2007   1.019       1.050     12,184,273
                                                                          2006   0.999       1.019     10,459,881
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2013   1.284       1.684        900,441
                                                                          2012   1.160       1.284        984,125
                                                                          2011   1.233       1.160        957,855
                                                                          2010   1.122       1.233      1,089,556
                                                                          2009   0.867       1.122        976,100
                                                                          2008   1.408       0.867      1,135,699
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.758       0.790             --
                                                                          2008   1.401       0.758      1,549,305
                                                                          2007   1.374       1.401      1,723,995
                                                                          2006   1.359       1.374      1,875,574
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.246       1.370             --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   1.098       1.246      2,346,964
                                                                                    2011   1.195       1.098      2,485,766
                                                                                    2010   1.064       1.195      2,707,015
                                                                                    2009   0.892       1.064      2,932,088
                                                                                    2008   1.491       0.892      3,210,429
                                                                                    2007   1.461       1.491      3,847,105
                                                                                    2006   1.427       1.461      4,054,232
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.597       2.077        709,943
                                                                                    2012   1.468       1.597        902,838
                                                                                    2011   1.546       1.468      1,145,328
                                                                                    2010   1.369       1.546      1,306,197
                                                                                    2009   0.935       1.369      1,479,373
                                                                                    2008   1.758       0.935      1,534,941
                                                                                    2007   1.488       1.758      2,054,635
                                                                                    2006   1.528       1.488      2,057,753
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.915       0.991             --
                                                                                    2010   0.807       0.915        428,406
                                                                                    2009   0.626       0.807        410,604
                                                                                    2008   1.071       0.626        141,029
                                                                                    2007   1.058       1.071        194,530
                                                                                    2006   1.002       1.058        166,522
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.250       1.279      2,596,175
                                                                                    2012   1.168       1.250      3,528,893
                                                                                    2011   1.153       1.168      3,117,558
                                                                                    2010   1.069       1.153      2,746,854
                                                                                    2009   0.904       1.069      2,206,200
                                                                                    2008   1.077       0.904      1,040,428
                                                                                    2007   1.040       1.077        290,146
                                                                                    2006   1.001       1.040        762,906
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.189       1.293      2,247,151
                                                                                    2012   1.088       1.189      1,917,682
                                                                                    2011   1.097       1.088      1,929,294
                                                                                    2010   1.003       1.097      1,408,260
                                                                                    2009   0.827       1.003      1,291,130
                                                                                    2008   1.076       0.827      1,629,351
                                                                                    2007   1.047       1.076        812,407
                                                                                    2006   1.002       1.047         32,113
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2013   1.114       1.289      2,732,290
                                                                                    2012   1.004       1.114      3,023,101
                                                                                    2011   1.038       1.004      2,777,599
                                                                                    2010   0.935       1.038      2,863,275
                                                                                    2009   0.753       0.935      3,019,694
                                                                                    2008   1.076       0.753      2,317,839
                                                                                    2007   1.052       1.076      1,565,691
                                                                                    2006   1.002       1.052        840,847
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 2013   1.041       1.270      1,903,410
                                                                                    2012   0.920       1.041      1,994,465
                                                                                    2011   0.975       0.920      2,263,678
                                                                                    2010   0.867       0.975      2,539,708
                                                                                    2009   0.685       0.867      2,380,036
                                                                                    2008   1.076       0.685      2,173,056
                                                                                    2007   1.057       1.076      3,096,031
                                                                                    2006   1.002       1.057      2,655,143
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................... 2013   1.124       1.452      5,548,268
                                                                                    2012   0.993       1.124      7,590,499
                                                                                    2011   0.997       0.993      8,811,419
                                                                                    2010   0.888       0.997     11,368,994
                                                                                    2009   0.723       0.888     11,081,194
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)......................... 2013   1.452       1.691      6,428,388
                                                                                    2012   1.330       1.452      7,591,184
                                                                                    2011   1.327       1.330      9,663,822
                                                                                    2010   1.231       1.327     10,654,668
                                                                                    2009   1.061       1.231     12,558,844
                                                                                    2008   1.392       1.061     13,733,676
                                                                                    2007   1.363       1.392     15,761,999
                                                                                    2006   1.278       1.363     16,894,540
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................................ 2013   1.409       1.876      2,575,333

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.232       1.409      1,154,365
                                                                                   2011   1.245       1.232      1,394,353
                                                                                   2010   1.140       1.245      1,558,801
                                                                                   2009   0.962       1.140      1,859,578
                                                                                   2008   1.454       0.962      1,969,767
                                                                                   2007   1.377       1.454      2,412,270
                                                                                   2006   1.249       1.377      1,976,009
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   1.820       2.268        746,342
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2013   1.140       1.418      1,172,123
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2013   1.174       1.597      1,267,749
                                                                                   2012   1.009       1.174      1,506,919
                                                                                   2011   1.042       1.009      1,607,728
                                                                                   2010   0.911       1.042      1,774,209
                                                                                   2009   0.649       0.911      1,949,472
                                                                                   2008   1.141       0.649      2,452,097
                                                                                   2007   1.066       1.141      1,814,115
                                                                                   2006   0.998       1.066      2,050,674
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   1.593       2.253      1,907,478
                                                                                   2012   1.402       1.593      2,549,722
                                                                                   2011   1.409       1.402      3,177,786
                                                                                   2010   1.067       1.409      3,709,066
                                                                                   2009   0.785       1.067      3,628,350
                                                                                   2008   1.197       0.785      3,817,198
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.140       1.182             --
                                                                                   2006   1.076       1.140      1,792,617
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   1.193       1.163      3,227,288
                                                                                   2012   1.175       1.193      4,046,871
                                                                                   2011   1.134       1.175      2,028,562
                                                                                   2010   1.091       1.134      2,059,467
                                                                                   2009   1.065       1.091      1,941,627
                                                                                   2008   1.088       1.065      2,583,722
                                                                                   2007   1.062       1.088      1,910,721
                                                                                   2006   1.029       1.062      1,768,963
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   0.991       0.999             --
                                                                                   2005   0.982       0.991      7,226,300
                                                                                   2004   0.992       0.982      4,485,077
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 2006   1.089       1.149             --
                                                                                   2005   1.050       1.089        880,928
                                                                                   2004   0.992       1.050        618,787
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.102       1.123             --
                                                                                   2006   1.116       1.102      4,959,978
                                                                                   2005   1.115       1.116      4,931,112
                                                                                   2004   1.044       1.115      3,040,077
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.165       1.203             --
                                                                                   2008   1.134       1.165      8,691,827
                                                                                   2007   1.063       1.134     10,226,517
                                                                                   2006   1.044       1.063     10,625,611
                                                                                   2005   1.039       1.044     10,209,308
                                                                                   2004   1.010       1.039      6,234,606
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   2.026       2.191             --
                                                                                   2006   1.618       2.026        225,484
                                                                                   2005   1.470       1.618        217,756
                                                                                   2004   1.290       1.470        206,926
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   2.131       2.273             --
                                                                                   2006   1.853       2.131      3,307,357
                                                                                   2005   1.765       1.853      3,274,704
                                                                                   2004   1.426       1.765      1,896,275
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................. 2006   1.362       1.448             --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2005   1.277       1.362        971,381
                                                                                      2004   1.223       1.277        913,452
 Travelers Convertible Securities Subaccount (6/03).................................. 2006   1.167       1.243             --
                                                                                      2005   1.186       1.167      1,952,423
                                                                                      2004   1.138       1.186      1,835,280
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................... 2006   1.632       1.780             --
                                                                                      2005   1.480       1.632      1,789,951
                                                                                      2004   1.296       1.480      1,437,094
 Travelers Equity Income Subaccount (5/03)........................................... 2006   1.360       1.427             --
                                                                                      2005   1.327       1.360      4,117,515
                                                                                      2004   1.232       1.327      2,851,638
 Travelers Federated High Yield Subaccount (5/03).................................... 2006   1.204       1.233             --
                                                                                      2005   1.197       1.204      2,017,258
                                                                                      2004   1.106       1.197      1,488,625
 Travelers Federated Stock Subaccount (6/03)......................................... 2006   1.397       1.445             --
                                                                                      2005   1.353       1.397        424,679
                                                                                      2004   1.248       1.353        245,975
 Travelers Large Cap Subaccount (6/03)............................................... 2006   1.320       1.359             --
                                                                                      2005   1.238       1.320      1,241,554
                                                                                      2004   1.186       1.238      1,065,686
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................... 2006   1.098       1.166             --
                                                                                      2005   1.000       1.098         99,439
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 2006   1.028       1.031             --
                                                                                      2005   1.000       1.028             --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 2006   1.065       1.102             --
                                                                                      2005   1.000       1.065        536,445
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.075       1.120             --
                                                                                      2005   1.000       1.075      2,259,960
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.044       1.064             --
                                                                                      2005   1.000       1.044          4,119
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.447       1.534             --
                                                                                      2005   1.316       1.447      1,514,552
                                                                                      2004   1.158       1.316        489,481
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................. 2006   1.446       1.528             --
                                                                                      2005   1.431       1.446      2,107,522
                                                                                      2004   1.279       1.431        861,813
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)............................... 2006   1.240       1.278             --
                                                                                      2005   1.228       1.240     16,161,421
                                                                                      2004   1.123       1.228      8,714,058
 Travelers MFS(Reg. TM) Value Subaccount (5/04)...................................... 2006   1.157       1.249             --
                                                                                      2005   1.109       1.157      1,820,997
                                                                                      2004   0.961       1.109        578,109
 Travelers Mondrian International Stock Subaccount (6/03)............................ 2006   1.540       1.766             --
                                                                                      2005   1.433       1.540      1,286,909
                                                                                      2004   1.263       1.433        632,499
 Travelers Pioneer Fund Subaccount (6/03)............................................ 2006   1.346       1.427             --
                                                                                      2005   1.295       1.346        380,063
                                                                                      2004   1.188       1.295        219,253
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 2006   1.048       1.102             --
                                                                                      2005   1.000       1.048             --
 Travelers Pioneer Strategic Income Subaccount (5/04)................................ 2006   1.101       1.111             --
                                                                                      2005   1.083       1.101      3,015,849
                                                                                      2004   0.970       1.083      1,140,984
 Travelers Quality Bond Subaccount (5/03)............................................ 2006   1.022       1.012             --
                                                                                      2005   1.026       1.022      3,822,133
                                                                                      2004   1.013       1.026      3,303,244
 Travelers Strategic Equity Subaccount (6/03)........................................ 2006   1.326       1.382             --

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT      NUMBER OF
                                                                                    VALUE      VALUE       UNITS
                                                                                      AT        AT      OUTSTANDING
                                                                                  BEGINNING   END OF         AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR     END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ---------------
                                                                          2005   1.325       1.326        592,707
                                                                          2004   1.225       1.325        590,087
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.104       1.270             --
                                                                          2005   1.000       1.104         18,599
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.106       1.267             --
                                                                          2005   1.000       1.106         11,244
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.068       1.029             --
                                                                          2005   1.044       1.068       1,671,366
                                                                          2004   0.979       1.044        649,181
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)...................... 2009   1.015       0.983               (4)
                                                                          2008   1.612       1.015       3,284,045
                                                                          2007   1.683       1.612       4,010,531
                                                                          2006   1.479       1.683       4,148,414
                                                                          2005   1.448       1.479       4,167,998
                                                                          2004   1.258       1.448       2,379,217
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.822       0.842             --
                                                                          2008   1.473       0.822         91,812
                                                                          2007   1.336       1.473        108,843
                                                                          2006   1.276       1.336        115,292
                                                                          2005   1.206       1.276        124,682
                                                                          2004   1.185       1.206        141,970





                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.319       1.285           --
                                                                        2005   1.172       1.319           --
                                                                        2004   1.103       1.172           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2013   1.975       2.501           --
                                                                        2012   1.645       1.975           --
                                                                        2011   1.841       1.645           --
                                                                        2010   1.681       1.841           --
                                                                        2009   1.205       1.681           --
                                                                        2008   1.996       1.205           --
                                                                        2007   1.773       1.996           --
                                                                        2006   1.502       1.773           --
                                                                        2005   1.343       1.502           --
                                                                        2004   1.207       1.343           --
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2013   1.631       2.080           --
                                                                        2012   1.412       1.631           --
                                                                        2011   1.504       1.412           --
                                                                        2010   1.293       1.504           --
                                                                        2009   0.946       1.293           --
                                                                        2008   1.723       0.946           --
                                                                        2007   1.565       1.723           --
                                                                        2006   1.449       1.565           --
                                                                        2005   1.272       1.449           --
                                                                        2004   1.153       1.272           --
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2013   1.424       1.863       99,739
                                                                        2012   1.237       1.424       99,739
                                                                        2011   1.285       1.237       99,739
                                                                        2010   1.177       1.285       99,739
                                                                        2009   0.915       1.177       99,739
                                                                        2008   1.502       0.915       99,739
                                                                        2007   1.458       1.502       99,739
                                                                        2006   1.291       1.458       99,950
                                                                        2005   1.245       1.291       86,686
                                                                        2004   1.151       1.245           --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)..................................................... 2006   1.541       1.523           --
                                                                                       2005   1.330       1.541           --
                                                                                       2004   1.135       1.330           --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................. 2006   1.643       2.136           --
                                                                                       2005   1.564       1.643           --
                                                                                       2004   1.214       1.564           --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).......................... 2008   1.376       1.316           --
                                                                                       2007   1.311       1.376           --
                                                                                       2006   1.148       1.311           --
                                                                                       2005   1.122       1.148           --
                                                                                       2004   1.090       1.122           --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 2008   1.192       1.124           --
                                                                                       2007   1.367       1.192           --
                                                                                       2006   1.344       1.367           --
                                                                                       2005   1.296       1.344           --
                                                                                       2004   1.187       1.296           --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 2006   1.304       1.416           --
                                                                                       2005   1.207       1.304           --
                                                                                       2004   1.082       1.207           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 2006   1.301       1.448           --
                                                                                       2005   1.205       1.301           --
                                                                                       2004   1.123       1.205           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................. 2013   1.747       2.243       87,394
                                                                                       2012   1.535       1.747       87,394
                                                                                       2011   1.611       1.535       87,394
                                                                                       2010   1.405       1.611       87,394
                                                                                       2009   1.058       1.405       87,394
                                                                                       2008   1.884       1.058       87,394
                                                                                       2007   1.639       1.884       87,394
                                                                                       2006   1.501       1.639       87,584
                                                                                       2005   1.312       1.501       76,124
                                                                                       2004   1.163       1.312           --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2013   1.518       2.057           --
                                                                                       2012   1.267       1.518           --
                                                                                       2011   1.329       1.267           --
                                                                                       2010   1.149       1.329           --
                                                                                       2009   0.863       1.149           --
                                                                                       2008   1.502       0.863           --
                                                                                       2007   1.436       1.502           --
                                                                                       2006   1.287       1.436           --
                                                                                       2005   1.088       1.287           --
                                                                                       2004   1.096       1.088           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................. 2013   2.239       2.983       73,455
                                                                                       2012   1.995       2.239       73,455
                                                                                       2011   2.282       1.995       73,455
                                                                                       2010   1.811       2.282       73,455
                                                                                       2009   1.322       1.811       73,455
                                                                                       2008   2.234       1.322       73,455
                                                                                       2007   1.976       2.234       73,455
                                                                                       2006   1.793       1.976       73,612
                                                                                       2005   1.550       1.793       64,332
                                                                                       2004   1.269       1.550           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03).......................... 2006   1.346       1.562           --
                                                                                       2005   1.242       1.346           --
                                                                                       2004   1.125       1.242           --
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........... 2008   3.216       2.922           --
                                                                                       2007   2.548       3.216           --
                                                                                       2006   2.029       2.548           --
                                                                                       2005   1.625       2.029           --
                                                                                       2004   1.329       1.625           --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03).................. 2013   1.741       2.098           --
                                                                                   2012   1.502       1.741           --
                                                                                   2011   1.715       1.502           --
                                                                                   2010   1.614       1.715           --
                                                                                   2009   1.201       1.614        8,040
                                                                                   2008   2.056       1.201        8,045
                                                                                   2007   1.817       2.056       59,802
                                                                                   2006   1.526       1.817       55,765
                                                                                   2005   1.413       1.526           --
                                                                                   2004   1.216       1.413           --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)................... 2006   1.439       1.718           --
                                                                                   2005   1.348       1.439           --
                                                                                   2004   1.186       1.348           --
High Yield Bond Trust
 High Yield Bond Trust (6/04)..................................................... 2006   1.053       1.075           --
                                                                                   2005   1.060       1.053           --
                                                                                   2004   0.990       1.060           --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03).......................... 2006   1.179       1.216           --
                                                                                   2005   1.117       1.179           --
                                                                                   2004   1.052       1.117           --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03).............. 2010   1.461       1.479           --
                                                                                   2009   1.186       1.461           --
                                                                                   2008   1.705       1.186           --
                                                                                   2007   1.429       1.705           --
                                                                                   2006   1.371       1.429           --
                                                                                   2005   1.245       1.371           --
                                                                                   2004   1.112       1.245           --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)................... 2008   1.506       1.417           --
                                                                                   2007   1.405       1.506           --
                                                                                   2006   1.215       1.405           --
                                                                                   2005   1.174       1.215           --
                                                                                   2004   1.146       1.174           --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................. 2011   1.734       1.853           --
                                                                                   2010   1.422       1.734           --
                                                                                   2009   0.925       1.422           --
                                                                                   2008   1.684       0.925           --
                                                                                   2007   1.411       1.684           --
                                                                                   2006   1.335       1.411           --
                                                                                   2005   1.221       1.335           --
                                                                                   2004   1.239       1.221           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03).................................... 2006   1.412       1.579           --
                                                                                   2005   1.385       1.412           --
                                                                                   2004   1.230       1.385           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2013   1.575       2.282           --
                                                                                   2012   1.354       1.575           --
                                                                                   2011   1.348       1.354           --
                                                                                   2010   1.100       1.348           --
                                                                                   2009   0.834       1.100           --
                                                                                   2008   1.428       0.834           --
                                                                                   2007   1.484       1.428           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   1.374       1.780           --
                                                                                   2012   1.219       1.374           --
                                                                                   2011   1.326       1.219           --
                                                                                   2010   1.160       1.326           --
                                                                                   2009   0.915       1.160           --
                                                                                   2008   1.472       0.915           --
                                                                                   2007   1.541       1.472           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2013   1.501       1.913           --
                                                                                   2012   1.321       1.501           --
                                                                                   2011   1.314       1.321           --
                                                                                   2010   1.190       1.314           --
                                                                                   2009   0.994       1.190           --
                                                                                   2008   1.435       0.994           --
                                                                                   2007   1.390       1.435           --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07).... 2013   1.343       1.815    --
                                                                              2012   1.139       1.343    --
                                                                              2011   1.169       1.139    --
                                                                              2010   1.086       1.169    --
                                                                              2009   0.778       1.086    --
                                                                              2008   1.266       0.778    --
                                                                              2007   1.268       1.266    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)..... 2013   1.474       1.912    --
                                                                              2012   1.291       1.474    --
                                                                              2011   1.255       1.291    --
                                                                              2010   1.169       1.255    --
                                                                              2009   0.958       1.169    --
                                                                              2008   1.518       0.958    --
                                                                              2007   1.491       1.518    --
                                                                              2006   1.286       1.491    --
                                                                              2005   1.232       1.286    --
                                                                              2004   1.138       1.232    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03).... 2013   2.049       2.953    --
                                                                              2012   1.751       2.049    --
                                                                              2011   1.761       1.751    --
                                                                              2010   1.435       1.761    --
                                                                              2009   1.026       1.435    --
                                                                              2008   1.765       1.026    --
                                                                              2007   1.637       1.765    --
                                                                              2006   1.481       1.637    --
                                                                              2005   1.440       1.481    --
                                                                              2004   1.276       1.440    --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................ 2009   0.884       0.859    --
                                                                              2008   1.442       0.884    --
                                                                              2007   1.402       1.442    --
                                                                              2006   1.243       1.402    --
                                                                              2005   1.216       1.243    --
                                                                              2004   1.126       1.216    --
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2013   1.264       1.471    --
                                                                              2012   1.165       1.264    --
                                                                              2011   1.188       1.165    --
                                                                              2010   1.081       1.188    --
                                                                              2009   0.898       1.081    --
                                                                              2008   1.225       0.898    --
                                                                              2007   1.127       1.225    --
                                                                              2006   1.067       1.127    --
                                                                              2005   1.043       1.067    --
                                                                              2004   0.945       1.043    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)..... 2011   0.958       0.945    --
                                                                              2010   0.895       0.958    --
                                                                              2009   0.777       0.895    --
                                                                              2008   1.006       0.777    --
                                                                              2007   1.013       1.006    --
                                                                              2006   0.993       1.013    --
                                                                              2005   0.989       0.993    --
                                                                              2004   0.998       0.989    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................. 2007   1.484       1.555    --
                                                                              2006   1.282       1.484    --
                                                                              2005   1.257       1.282    --
                                                                              2004   1.184       1.257    --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)......................... 2007   1.228       1.277    --
                                                                              2006   1.202       1.228    --
                                                                              2005   1.165       1.202    --
                                                                              2004   1.182       1.165    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)....................... 2007   1.449       1.498    --
                                                                              2006   1.331       1.449    --
                                                                              2005   1.235       1.331    --
                                                                              2004   1.155       1.235    --
 LMPVPII Growth and Income Subaccount (Class I) (7/03)....................... 2007   1.341       1.399    --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2006   1.217       1.341           --
                                                                          2005   1.198       1.217           --
                                                                          2004   1.128       1.198           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).............. 2007   1.482       1.538           --
                                                                          2006   1.289       1.482           --
                                                                          2005   1.274       1.289           --
                                                                          2004   1.154       1.274           --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.652       1.818           --
                                                                          2006   1.502       1.652       86,796
                                                                          2005   1.415       1.502       75,080
                                                                          2004   1.164       1.415           --
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.077       1.110           --
                                                                          2005   1.058       1.077           --
                                                                          2004   0.981       1.058           --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.613       1.553           --
                                                                          2007   1.552       1.613           --
                                                                          2006   1.634       1.552           --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2013   1.781       1.918           --
                                                                          2012   1.554       1.781           --
                                                                          2011   1.545       1.554           --
                                                                          2010   1.356       1.545           --
                                                                          2009   0.939       1.356           --
                                                                          2008   1.262       0.939           --
                                                                          2007   1.253       1.262           --
                                                                          2006   1.192       1.253           --
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.517       1.589           --
                                                                          2006   1.437       1.517           --
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.371       1.803           --
                                                                          2012   1.232       1.371           --
                                                                          2011   1.254       1.232           --
                                                                          2010   1.137       1.254           --
                                                                          2009   0.973       1.137           --
                                                                          2008   1.583       0.973           --
                                                                          2007   1.575       1.583           --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2013   1.010       1.027           --
                                                                          2012   0.816       1.010           --
                                                                          2011   0.879       0.816           --
                                                                          2010   0.771       0.879           --
                                                                          2009   0.582       0.771           --
                                                                          2008   1.016       0.582           --
                                                                          2007   1.217       1.016           --
                                                                          2006   1.003       1.217           --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2013   1.873       2.371           --
                                                                          2012   1.556       1.873           --
                                                                          2011   1.713       1.556           --
                                                                          2010   1.593       1.713           --
                                                                          2009   1.135       1.593           --
                                                                          2008   1.991       1.135           --
                                                                          2007   1.557       1.991           --
                                                                          2006   1.523       1.557           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2013   1.888       2.421           --
                                                                          2012   1.488       1.888           --
                                                                          2011   1.765       1.488           --
                                                                          2010   1.543       1.765           --
                                                                          2009   1.013       1.543           --
                                                                          2008   1.743       1.013           --
                                                                          2007   1.793       1.743           --
                                                                          2006   1.632       1.793           --
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2013   1.442       1.914       96,889
                                                                          2012   1.241       1.442       96,889
                                                                          2011   1.285       1.241       96,889
                                                                          2010   1.141       1.285       96,889
                                                                          2009   0.917       1.141       96,889

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *...................... 2013   1.024       1.308      133,902
                                                                                2012   0.911       1.024      133,902
                                                                                2011   0.965       0.911      133,902
                                                                                2010   0.785       0.965      133,902
                                                                                2009   0.633       0.785      133,902
                                                                                2008   1.054       0.633      133,902
                                                                                2007   1.069       1.054      133,902
                                                                                2006   0.964       1.069           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)..................... 2013   1.520       2.094           --
                                                                                2012   1.308       1.520           --
                                                                                2011   1.346       1.308           --
                                                                                2010   1.086       1.346           --
                                                                                2009   0.825       1.086           --
                                                                                2008   1.372       0.825           --
                                                                                2007   1.256       1.372           --
                                                                                2006   1.269       1.256           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)..................... 2013   1.418       1.852           --
                                                                                2012   1.251       1.418           --
                                                                                2011   1.420       1.251           --
                                                                                2010   1.212       1.420           --
                                                                                2009   0.958       1.212           --
                                                                                2008   1.307       0.958           --
                                                                                2007   1.346       1.307           --
                                                                                2006   1.266       1.346           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........... 2009   0.894       0.883           --
                                                                                2008   1.219       0.894           --
                                                                                2007   1.170       1.219           --
                                                                                2006   1.110       1.170           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013   1.758       1.864           --
                                                                                2012   1.584       1.758           --
                                                                                2011   1.542       1.584           --
                                                                                2010   1.390       1.542           --
                                                                                2009   1.034       1.390           --
                                                                                2008   1.293       1.034           --
                                                                                2007   1.235       1.293           --
                                                                                2006   1.181       1.235           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.829       0.787           --
                                                                                2008   1.475       0.829           --
                                                                                2007   1.345       1.475           --
                                                                                2006   1.365       1.345           --
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   0.961       1.221           --
                                                                                2012   0.840       0.961           --
                                                                                2011   0.985       0.840           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2013   2.492       2.321           --
                                                                                2012   2.138       2.492           --
                                                                                2011   2.683       2.138           --
                                                                                2010   2.214       2.683           --
                                                                                2009   1.337       2.214           --
                                                                                2008   2.926       1.337           --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.663       1.944           --
                                                                                2012   1.454       1.663           --
                                                                                2011   1.661       1.454           --
                                                                                2010   1.521       1.661           --
                                                                                2009   1.179       1.521           --
                                                                                2008   2.088       1.179           --
                                                                                2007   1.993       2.088           --
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   1.528       1.654           --
                                                                                2012   1.476       1.528           --
                                                                                2011   1.587       1.476           --
                                                                                2010   1.314       1.587           --
                                                                                2009   0.977       1.314           --
                                                                                2008   1.550       0.977           --
 MIST MLA Mid Cap Subaccount (Class B) (4/07).................................. 2013   1.042       1.127           --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.010       1.042    --
                                                                          2011   1.087       1.010    --
                                                                          2010   0.903       1.087    --
                                                                          2009   0.674       0.903    --
                                                                          2008   1.114       0.674    --
                                                                          2007   1.260       1.114    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2013   1.056       1.316    --
                                                                          2012   0.889       1.056    --
                                                                          2011   0.991       0.889    --
                                                                          2010   0.872       0.991    --
                                                                          2009   0.636       0.872    --
                                                                          2008   1.092       0.636    --
                                                                          2007   1.048       1.092    --
                                                                          2006   0.996       1.048    --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2013   1.489       1.329    --
                                                                          2012   1.390       1.489    --
                                                                          2011   1.272       1.390    --
                                                                          2010   1.202       1.272    --
                                                                          2009   1.036       1.202    --
                                                                          2008   1.131       1.036    --
                                                                          2007   1.071       1.131    --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.499       1.441    --
                                                                          2012   1.400       1.499    --
                                                                          2011   1.384       1.400    --
                                                                          2010   1.306       1.384    --
                                                                          2009   1.175       1.306    --
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.377       1.797    --
                                                                          2012   1.271       1.377    --
                                                                          2011   1.358       1.271    --
                                                                          2010   1.192       1.358    --
                                                                          2009   0.982       1.192    --
                                                                          2008   1.491       0.982    --
                                                                          2007   1.449       1.491    --
                                                                          2006   1.351       1.449    --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.156       1.274    --
                                                                          2006   1.101       1.156    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   1.671       1.663    --
                                                                          2012   1.527       1.671    --
                                                                          2011   1.504       1.527    --
                                                                          2010   1.367       1.504    --
                                                                          2009   1.048       1.367    --
                                                                          2008   1.198       1.048    --
                                                                          2007   1.146       1.198    --
                                                                          2006   1.110       1.146    --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.635       1.706    --
                                                                          2012   1.488       1.635    --
                                                                          2011   1.846       1.488    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   0.991       1.299    --
                                                                          2012   0.857       0.991    --
                                                                          2011   0.911       0.857    --
                                                                          2010   0.794       0.911    --
                                                                          2009   0.684       0.794    --
                                                                          2008   1.095       0.684    --
                                                                          2007   1.075       1.095    --
                                                                          2006   1.001       1.075    --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   1.008       1.309    --
                                                                          2012   0.872       1.008    --
                                                                          2011   0.977       0.872    --
                                                                          2010   0.831       0.977    --
                                                                          2009   0.671       0.831    --
                                                                          2008   0.975       0.671    --
                                                                          2007   1.026       0.975    --
                                                                          2006   1.003       1.026    --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.267       1.233    --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   1.202       1.267           --
                                                                                    2011   1.151       1.202           --
                                                                                    2010   1.084       1.151           --
                                                                                    2009   1.010       1.084           --
                                                                                    2008   1.067       1.010           --
                                                                                    2007   1.024       1.067           --
                                                                                    2006   0.989       1.024           --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).................... 2013   1.136       1.495           --
                                                                                    2012   1.013       1.136           --
                                                                                    2011   1.135       1.013           --
                                                                                    2010   0.967       1.135           --
                                                                                    2009   0.770       0.967           --
 MSF BlackRock Diversified Subaccount (Class A) (5/09)............................. 2013   1.249       1.476           --
                                                                                    2012   1.134       1.249           --
                                                                                    2011   1.114       1.134           --
                                                                                    2010   1.037       1.114           --
                                                                                    2009   0.896       1.037           --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............................ 2013   0.981       0.961           --
                                                                                    2012   1.000       0.981           --
                                                                                    2011   1.021       1.000           --
                                                                                    2010   1.041       1.021       13,623
                                                                                    2009   1.058       1.041       13,630
                                                                                    2008   1.049       1.058           --
                                                                                    2007   1.019       1.049           --
                                                                                    2006   0.999       1.019           --
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 2013   1.192       1.563           --
                                                                                    2012   1.078       1.192           --
                                                                                    2011   1.146       1.078           --
                                                                                    2010   1.044       1.146           --
                                                                                    2009   0.807       1.044           --
                                                                                    2008   1.311       0.807           --
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.719       0.749           --
                                                                                    2008   1.329       0.719           --
                                                                                    2007   1.305       1.329           --
                                                                                    2006   1.291       1.305           --
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013   1.152       1.266           --
                                                                                    2012   1.016       1.152           --
                                                                                    2011   1.106       1.016           --
                                                                                    2010   0.986       1.106           --
                                                                                    2009   0.826       0.986           --
                                                                                    2008   1.382       0.826           --
                                                                                    2007   1.354       1.382           --
                                                                                    2006   1.324       1.354           --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.444       1.878           --
                                                                                    2012   1.329       1.444           --
                                                                                    2011   1.400       1.329           --
                                                                                    2010   1.240       1.400           --
                                                                                    2009   0.848       1.240           --
                                                                                    2008   1.594       0.848           --
                                                                                    2007   1.351       1.594           --
                                                                                    2006   1.387       1.351           --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.913       0.988           --
                                                                                    2010   0.805       0.913           --
                                                                                    2009   0.625       0.805           --
                                                                                    2008   1.070       0.625           --
                                                                                    2007   1.057       1.070           --
                                                                                    2006   1.002       1.057           --
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.246       1.274           --
                                                                                    2012   1.165       1.246           --
                                                                                    2011   1.151       1.165           --
                                                                                    2010   1.067       1.151           --
                                                                                    2009   0.903       1.067           --
                                                                                    2008   1.076       0.903           --
                                                                                    2007   1.040       1.076           --
                                                                                    2006   1.001       1.040           --
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.185       1.288           --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   1.084       1.185    --
                                                                                  2011   1.095       1.084    --
                                                                                  2010   1.001       1.095    --
                                                                                  2009   0.826       1.001    --
                                                                                  2008   1.075       0.826    --
                                                                                  2007   1.046       1.075    --
                                                                                  2006   1.002       1.046    --
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)..................... 2013   1.111       1.285    --
                                                                                  2012   1.001       1.111    --
                                                                                  2011   1.035       1.001    --
                                                                                  2010   0.933       1.035    --
                                                                                  2009   0.752       0.933    --
                                                                                  2008   1.076       0.752    --
                                                                                  2007   1.052       1.076    --
                                                                                  2006   1.002       1.052    --
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)....... 2013   1.038       1.265    --
                                                                                  2012   0.918       1.038    --
                                                                                  2011   0.973       0.918    --
                                                                                  2010   0.865       0.973    --
                                                                                  2009   0.684       0.865    --
                                                                                  2008   1.075       0.684    --
                                                                                  2007   1.057       1.075    --
                                                                                  2006   1.002       1.057    --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................. 2013   1.120       1.446    --
                                                                                  2012   0.990       1.120    --
                                                                                  2011   0.994       0.990    --
                                                                                  2010   0.886       0.994    --
                                                                                  2009   0.722       0.886    --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)....................... 2013   1.365       1.589    --
                                                                                  2012   1.251       1.365    --
                                                                                  2011   1.249       1.251    --
                                                                                  2010   1.160       1.249    --
                                                                                  2009   0.999       1.160    --
                                                                                  2008   1.313       0.999    --
                                                                                  2007   1.285       1.313    --
                                                                                  2006   1.206       1.285    --
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).............................. 2013   1.403       1.867    --
                                                                                  2012   1.227       1.403    --
                                                                                  2011   1.241       1.227    --
                                                                                  2010   1.137       1.241    --
                                                                                  2009   0.960       1.137    --
                                                                                  2008   1.451       0.960    --
                                                                                  2007   1.376       1.451    --
                                                                                  2006   1.248       1.376    --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........................ 2013   1.665       2.074    --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........................ 2013   1.135       1.412    --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................. 2013   1.170       1.591    --
                                                                                  2012   1.006       1.170    --
                                                                                  2011   1.040       1.006    --
                                                                                  2010   0.909       1.040    --
                                                                                  2009   0.648       0.909    --
                                                                                  2008   1.140       0.648    --
                                                                                  2007   1.066       1.140    --
                                                                                  2006   0.998       1.066    --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2013   1.586       2.241    --
                                                                                  2012   1.396       1.586    --
                                                                                  2011   1.404       1.396    --
                                                                                  2010   1.063       1.404    --
                                                                                  2009   0.783       1.063    --
                                                                                  2008   1.194       0.783    --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2007   1.139       1.181    --
                                                                                  2006   1.075       1.139    --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...... 2013   1.188       1.158    --

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012   1.171       1.188    --
                                                                            2011   1.130       1.171    --
                                                                            2010   1.088       1.130    --
                                                                            2009   1.063       1.088    --
                                                                            2008   1.086       1.063    --
                                                                            2007   1.061       1.086    --
                                                                            2006   1.028       1.061    --
Money Market Portfolio
 Money Market Subaccount (5/03)............................................ 2006   0.992       0.999    --
                                                                            2005   0.983       0.992    --
                                                                            2004   0.993       0.983    --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)............ 2006   1.088       1.148    --
                                                                            2005   1.050       1.088    --
                                                                            2004   0.991       1.050    --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)............ 2007   1.047       1.067    --
                                                                            2006   1.061       1.047    --
                                                                            2005   1.060       1.061    --
                                                                            2004   0.993       1.060    --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)........... 2009   1.135       1.172    --
                                                                            2008   1.105       1.135    --
                                                                            2007   1.037       1.105    --
                                                                            2006   1.019       1.037    --
                                                                            2005   1.014       1.019    --
                                                                            2004   0.987       1.014    --
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)............... 2007   1.854       2.004    --
                                                                            2006   1.480       1.854    --
                                                                            2005   1.346       1.480    --
                                                                            2004   1.182       1.346    --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03).................... 2007   1.905       2.032    --
                                                                            2006   1.657       1.905    --
                                                                            2005   1.579       1.657    --
                                                                            2004   1.276       1.579    --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)...................... 2006   1.284       1.365    --
                                                                            2005   1.204       1.284    --
                                                                            2004   1.154       1.204    --
 Travelers Convertible Securities Subaccount (6/03)........................ 2006   1.110       1.181    --
                                                                            2005   1.128       1.110    --
                                                                            2004   1.083       1.128    --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)..................... 2006   1.498       1.634    --
                                                                            2005   1.359       1.498    --
                                                                            2004   1.191       1.359    --
 Travelers Equity Income Subaccount (5/03)................................. 2006   1.262       1.324    --
                                                                            2005   1.232       1.262    --
                                                                            2004   1.144       1.232    --
 Travelers Federated High Yield Subaccount (5/03).......................... 2006   1.164       1.192    --
                                                                            2005   1.158       1.164    --
                                                                            2004   1.070       1.158    --
 Travelers Federated Stock Subaccount (6/03)............................... 2006   1.271       1.314    --
                                                                            2005   1.231       1.271    --
                                                                            2004   1.136       1.231    --
 Travelers Large Cap Subaccount (6/03)..................................... 2006   1.254       1.291    --
                                                                            2005   1.177       1.254    --
                                                                            2004   1.127       1.177    --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)......... 2006   1.097       1.165    --
                                                                            2005   1.000       1.097    --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)....... 2006   1.028       1.030    --
                                                                            2005   1.000       1.028    --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)........... 2006   1.064       1.101    --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2005   1.000       1.064           --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.075       1.120           --
                                                                                      2005   1.000       1.075           --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.044       1.063           --
                                                                                      2005   1.000       1.044           --
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.355       1.437           --
                                                                                      2005   1.233       1.355           --
                                                                                      2004   1.086       1.233           --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................. 2006   1.313       1.387           --
                                                                                      2005   1.299       1.313           --
                                                                                      2004   1.162       1.299           --
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)............................... 2006   1.170       1.206           --
                                                                                      2005   1.159       1.170           --
                                                                                      2004   1.061       1.159           --
 Travelers MFS(Reg. TM) Value Subaccount (5/04)...................................... 2006   1.157       1.248           --
                                                                                      2005   1.108       1.157           --
                                                                                      2004   0.961       1.108           --
 Travelers Mondrian International Stock Subaccount (6/03)............................ 2006   1.423       1.632           --
                                                                                      2005   1.325       1.423           --
                                                                                      2004   1.168       1.325           --
 Travelers Pioneer Fund Subaccount (6/03)............................................ 2006   1.275       1.351           --
                                                                                      2005   1.227       1.275           --
                                                                                      2004   1.127       1.227           --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 2006   1.048       1.101           --
                                                                                      2005   1.000       1.048           --
 Travelers Pioneer Strategic Income Subaccount (5/04)................................ 2006   1.100       1.110           --
                                                                                      2005   1.082       1.100           --
                                                                                      2004   0.970       1.082           --
 Travelers Quality Bond Subaccount (5/03)............................................ 2006   0.999       0.989           --
                                                                                      2005   1.003       0.999           --
                                                                                      2004   0.991       1.003           --
 Travelers Strategic Equity Subaccount (6/03)........................................ 2006   1.233       1.285           --
                                                                                      2005   1.233       1.233           --
                                                                                      2004   1.141       1.233           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05).................... 2006   1.104       1.269           --
                                                                                      2005   1.000       1.104           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)..................... 2006   1.105       1.266           --
                                                                                      2005   1.000       1.105           --
 Travelers U.S. Government Securities Subaccount (5/04).............................. 2006   1.067       1.028           --
                                                                                      2005   1.044       1.067           --
                                                                                      2004   0.979       1.044           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03).................................. 2009   0.916       0.887           --
                                                                                      2008   1.455       0.916       96,889
                                                                                      2007   1.520       1.455       96,889
                                                                                      2006   1.337       1.520       97,093
                                                                                      2005   1.310       1.337       84,129
                                                                                      2004   1.138       1.310           --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).............................. 2009   0.779       0.797           --
                                                                                      2008   1.395       0.779           --
                                                                                      2007   1.266       1.395           --
                                                                                      2006   1.209       1.266           --
                                                                                      2005   1.144       1.209           --
                                                                                      2004   1.124       1.144           --

                              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03).............. 2006   1.193       1.161            --
                                                                              2005   1.060       1.193        22,094
                                                                              2004   1.000       1.060         1,930
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).................... 2013   1.633       2.067     1,939,305
                                                                              2012   1.360       1.633     2,232,386
                                                                              2011   1.524       1.360     2,612,049
                                                                              2010   1.392       1.524     2,872,485
                                                                              2009   0.998       1.392     3,406,844
                                                                              2008   1.654       0.998     3,868,364
                                                                              2007   1.470       1.654     3,869,749
                                                                              2006   1.246       1.470     3,422,804
                                                                              2005   1.115       1.246     2,447,434
                                                                              2004   1.000       1.115       102,699
 American Funds Growth Subaccount (Class 2) (5/03)........................... 2013   1.389       1.771     4,800,377
                                                                              2012   1.203       1.389     5,358,140
                                                                              2011   1.283       1.203     6,046,677
                                                                              2010   1.103       1.283     6,769,675
                                                                              2009   0.808       1.103     7,352,364
                                                                              2008   1.471       0.808     7,628,848
                                                                              2007   1.337       1.471     7,630,777
                                                                              2006   1.238       1.337     8,366,738
                                                                              2005   1.088       1.238     6,930,184
                                                                              2004   1.000       1.088       326,545
 American Funds Growth-Income Subaccount (Class 2) (5/03).................... 2013   1.215       1.589     4,616,414
                                                                              2012   1.056       1.215     4,986,867
                                                                              2011   1.098       1.056     5,628,934
                                                                              2010   1.006       1.098     6,023,164
                                                                              2009   0.782       1.006     6,546,820
                                                                              2008   1.285       0.782     7,121,717
                                                                              2007   1.248       1.285     7,674,099
                                                                              2006   1.106       1.248     7,687,562
                                                                              2005   1.067       1.106     6,619,910
                                                                              2004   1.000       1.067       438,687
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)............................................ 2006   1.356       1.340            --
                                                                              2005   1.171       1.356     1,176,891
                                                                              2004   1.000       1.171        72,539
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)........................ 2006   1.354       1.760            --
                                                                              2005   1.290       1.354     1,488,230
                                                                              2004   1.000       1.290       252,024
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................. 2008   1.254       1.199            --
                                                                              2007   1.195       1.254       285,423
                                                                              2006   1.047       1.195       282,970
                                                                              2005   1.024       1.047       269,573
                                                                              2004   1.000       1.024        11,289
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 2008   1.006       0.948            --
                                                                              2007   1.154       1.006     1,549,790
                                                                              2006   1.136       1.154     1,471,395
                                                                              2005   1.095       1.136     1,012,264
                                                                              2004   1.000       1.095       103,653
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 2006   1.208       1.311            --
                                                                              2005   1.119       1.208       901,142
                                                                              2004   1.000       1.119        27,184
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)........ 2006   1.209       1.346            --
                                                                              2005   1.121       1.209       917,926
                                                                              2004   1.000       1.121        31,903
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 2013   1.470       1.887     1,951,659

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2012   1.293       1.470     2,311,633
                                                                                       2011   1.357       1.293     2,680,741
                                                                                       2010   1.185       1.357     2,894,124
                                                                                       2009   0.893       1.185     3,195,329
                                                                                       2008   1.590       0.893     3,310,029
                                                                                       2007   1.384       1.590     3,428,176
                                                                                       2006   1.267       1.384     3,362,207
                                                                                       2005   1.109       1.267     2,591,826
                                                                                       2004   1.000       1.109       178,970
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2013   1.447       1.960         3,615
                                                                                       2012   1.209       1.447         3,899
                                                                                       2011   1.269       1.209         4,757
                                                                                       2010   1.098       1.269         4,944
                                                                                       2009   0.825       1.098         5,487
                                                                                       2008   1.436       0.825         6,152
                                                                                       2007   1.373       1.436        12,484
                                                                                       2006   1.232       1.373        12,409
                                                                                       2005   1.042       1.232        12,878
                                                                                       2004   1.000       1.042         6,188
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................. 2013   1.769       2.354     2,290,804
                                                                                       2012   1.576       1.769     2,584,984
                                                                                       2011   1.804       1.576     2,825,541
                                                                                       2010   1.433       1.804     2,961,443
                                                                                       2009   1.046       1.433     3,394,164
                                                                                       2008   1.768       1.046     3,738,049
                                                                                       2007   1.565       1.768     4,025,869
                                                                                       2006   1.421       1.565     4,371,181
                                                                                       2005   1.229       1.421     3,449,474
                                                                                       2004   1.000       1.229       269,552
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03).......................... 2006   1.194       1.384            --
                                                                                       2005   1.102       1.194     1,431,952
                                                                                       2004   1.000       1.102        25,433
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........... 2008   2.498       2.269            --
                                                                                       2007   1.980       2.498     1,308,808
                                                                                       2006   1.578       1.980     1,256,355
                                                                                       2005   1.264       1.578     1,089,482
                                                                                       2004   1.000       1.264        34,135
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)...................... 2013   1.421       1.712     1,274,261
                                                                                       2012   1.227       1.421     1,521,960
                                                                                       2011   1.401       1.227     1,699,662
                                                                                       2010   1.319       1.401     1,961,001
                                                                                       2009   0.982       1.319     2,165,533
                                                                                       2008   1.682       0.982     2,140,193
                                                                                       2007   1.487       1.682     2,156,235
                                                                                       2006   1.250       1.487     2,017,281
                                                                                       2005   1.158       1.250     1,677,141
                                                                                       2004   1.000       1.158        45,551
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)....................... 2006   1.196       1.427            --
                                                                                       2005   1.121       1.196     1,763,327
                                                                                       2004   1.000       1.121       118,493
High Yield Bond Trust
 High Yield Bond Trust (6/04)......................................................... 2006   1.070       1.092            --
                                                                                       2005   1.078       1.070     1,679,828
                                                                                       2004   1.007       1.078       174,953
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03).............................. 2006   1.129       1.164            --
                                                                                       2005   1.070       1.129            --
                                                                                       2004   1.000       1.070            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03).................. 2010   1.217       1.232            --
                                                                                       2009   0.989       1.217            --
                                                                                       2008   1.422       0.989            --
                                                                                       2007   1.193       1.422            --
                                                                                       2006   1.145       1.193            --
                                                                                       2005   1.040       1.145            --
                                                                                       2004   1.000       1.040            --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)....................... 2008   1.394       1.311            --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   1.301       1.394            --
                                                                                   2006   1.126       1.301            --
                                                                                   2005   1.089       1.126            --
                                                                                   2004   1.000       1.089            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................. 2011   1.492       1.595            --
                                                                                   2010   1.224       1.492       126,074
                                                                                   2009   0.797       1.224       133,304
                                                                                   2008   1.451       0.797       180,214
                                                                                   2007   1.217       1.451       164,752
                                                                                   2006   1.152       1.217        78,955
                                                                                   2005   1.054       1.152        86,738
                                                                                   2004   1.000       1.054        10,943
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03).................................... 2006   1.149       1.284            --
                                                                                   2005   1.128       1.149       665,019
                                                                                   2004   1.000       1.128        51,497
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2013   1.341       1.942       584,831
                                                                                   2012   1.153       1.341       653,001
                                                                                   2011   1.149       1.153       914,684
                                                                                   2010   0.938       1.149     1,080,768
                                                                                   2009   0.711       0.938     1,176,257
                                                                                   2008   1.218       0.711     1,353,443
                                                                                   2007   1.267       1.218     1,377,455
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   1.153       1.493       179,409
                                                                                   2012   1.024       1.153       286,567
                                                                                   2011   1.114       1.024       337,799
                                                                                   2010   0.975       1.114       362,923
                                                                                   2009   0.769       0.975       382,158
                                                                                   2008   1.238       0.769       417,825
                                                                                   2007   1.297       1.238       465,377
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2013   1.332       1.696        84,076
                                                                                   2012   1.172       1.332        76,764
                                                                                   2011   1.166       1.172        79,489
                                                                                   2010   1.057       1.166        81,169
                                                                                   2009   0.884       1.057        80,730
                                                                                   2008   1.276       0.884        82,844
                                                                                   2007   1.236       1.276        92,312
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)......... 2013   1.140       1.539       182,030
                                                                                   2012   0.967       1.140       219,339
                                                                                   2011   0.993       0.967       252,365
                                                                                   2010   0.923       0.993       264,814
                                                                                   2009   0.662       0.923       266,162
                                                                                   2008   1.077       0.662       268,783
                                                                                   2007   1.079       1.077       267,544
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03).......... 2013   1.288       1.671       357,310
                                                                                   2012   1.129       1.288       370,291
                                                                                   2011   1.098       1.129       441,080
                                                                                   2010   1.024       1.098       463,572
                                                                                   2009   0.839       1.024       470,253
                                                                                   2008   1.331       0.839       468,753
                                                                                   2007   1.308       1.331       549,385
                                                                                   2006   1.129       1.308       531,050
                                                                                   2005   1.081       1.129       252,372
                                                                                   2004   1.000       1.081        37,417
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)......... 2013   1.655       2.384       381,114
                                                                                   2012   1.415       1.655       439,376
                                                                                   2011   1.424       1.415       536,498
                                                                                   2010   1.161       1.424       557,714
                                                                                   2009   0.830       1.161       659,811
                                                                                   2008   1.429       0.830       686,747
                                                                                   2007   1.326       1.429       675,600
                                                                                   2006   1.200       1.326       698,488
                                                                                   2005   1.168       1.200       648,799
                                                                                   2004   1.000       1.168       119,827
 LMPVET Equity Index Subaccount (Class II) (5/03)................................. 2009   0.777       0.755            --

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                             2008   1.269       0.777     1,662,680
                                                                             2007   1.234       1.269     1,701,241
                                                                             2006   1.094       1.234     1,787,149
                                                                             2005   1.072       1.094     1,778,795
                                                                             2004   1.000       1.072       310,379
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)...... 2013   1.300       1.512        78,750
                                                                             2012   1.199       1.300        82,793
                                                                             2011   1.224       1.199        81,916
                                                                             2010   1.114       1.224        97,012
                                                                             2009   0.925       1.114       105,126
                                                                             2008   1.263       0.925        95,379
                                                                             2007   1.162       1.263       102,530
                                                                             2006   1.102       1.162       101,380
                                                                             2005   1.077       1.102        68,550
                                                                             2004   1.000       1.077        11,365
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03).... 2011   0.965       0.952            --
                                                                             2010   0.902       0.965       462,714
                                                                             2009   0.784       0.902       473,513
                                                                             2008   1.015       0.784       471,941
                                                                             2007   1.022       1.015       559,477
                                                                             2006   1.002       1.022       629,039
                                                                             2005   0.999       1.002       584,191
                                                                             2004   1.000       0.999        55,228
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)................................. 2007   1.249       1.309            --
                                                                             2006   1.079       1.249       609,853
                                                                             2005   1.059       1.079       552,573
                                                                             2004   1.000       1.059        81,667
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)........................ 2007   1.045       1.087            --
                                                                             2006   1.023       1.045       334,491
                                                                             2005   0.992       1.023       302,703
                                                                             2004   1.000       0.992        97,956
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)...................... 2007   1.237       1.279            --
                                                                             2006   1.137       1.237     1,696,269
                                                                             2005   1.056       1.137     1,652,019
                                                                             2004   1.000       1.056       158,847
 LMPVPII Growth and Income Subaccount (Class I) (7/03)...................... 2007   1.193       1.244            --
                                                                             2006   1.083       1.193       134,641
                                                                             2005   1.067       1.083       127,168
                                                                             2004   1.000       1.067        34,220
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)................. 2007   1.280       1.328            --
                                                                             2006   1.114       1.280     2,895,639
                                                                             2005   1.101       1.114     2,465,777
                                                                             2004   1.000       1.101        59,185
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)..................... 2007   1.355       1.492            --
                                                                             2006   1.233       1.355     1,638,645
                                                                             2005   1.162       1.233     1,646,916
                                                                             2004   1.000       1.162        31,511
Managed Assets Trust
 Managed Assets Trust (5/04)................................................ 2006   1.092       1.125            --
                                                                             2005   1.073       1.092       457,636
                                                                             2004   1.000       1.073        82,439
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................ 2008   1.328       1.278            --
                                                                             2007   1.278       1.328       398,377
                                                                             2006   1.346       1.278       374,224
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................... 2013   1.654       1.781     1,234,209

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.444       1.654     1,333,687
                                                                          2011   1.437       1.444     1,480,432
                                                                          2010   1.262       1.437     1,566,878
                                                                          2009   0.874       1.262     1,794,506
                                                                          2008   1.175       0.874     2,008,039
                                                                          2007   1.168       1.175     2,578,175
                                                                          2006   1.111       1.168       597,716
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.384       1.449            --
                                                                          2006   1.310       1.384       921,759
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.246       1.638       599,534
                                                                          2012   1.121       1.246       662,464
                                                                          2011   1.142       1.121       717,999
                                                                          2010   1.035       1.142       850,588
                                                                          2009   0.886       1.035       797,284
                                                                          2008   1.443       0.886       788,207
                                                                          2007   1.436       1.443       930,515
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2013   1.007       1.023     1,215,972
                                                                          2012   0.814       1.007     1,236,261
                                                                          2011   0.877       0.814     1,429,434
                                                                          2010   0.770       0.877     1,798,332
                                                                          2009   0.581       0.770     2,034,861
                                                                          2008   1.015       0.581     2,226,372
                                                                          2007   1.216       1.015     2,315,406
                                                                          2006   1.003       1.216     2,602,053
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2013   1.643       2.078       619,444
                                                                          2012   1.365       1.643       692,048
                                                                          2011   1.503       1.365       820,932
                                                                          2010   1.399       1.503       980,337
                                                                          2009   0.997       1.399     1,028,462
                                                                          2008   1.751       0.997     1,170,190
                                                                          2007   1.370       1.751     1,153,308
                                                                          2006   1.340       1.370     1,349,965
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2013   1.628       2.086       471,457
                                                                          2012   1.283       1.628       488,323
                                                                          2011   1.523       1.283       521,034
                                                                          2010   1.332       1.523       556,598
                                                                          2009   0.875       1.332       513,486
                                                                          2008   1.506       0.875       649,249
                                                                          2007   1.551       1.506       655,318
                                                                          2006   1.411       1.551       658,036
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2013   1.242       1.648     1,001,777
                                                                          2012   1.070       1.242     1,184,081
                                                                          2011   1.108       1.070     1,503,272
                                                                          2010   0.985       1.108     1,625,658
                                                                          2009   0.792       0.985     1,826,382
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2013   1.021       1.303     1,047,871
                                                                          2012   0.909       1.021     1,203,832
                                                                          2011   0.963       0.909     1,327,691
                                                                          2010   0.783       0.963     1,550,510
                                                                          2009   0.632       0.783     1,846,360
                                                                          2008   1.053       0.632     1,974,778
                                                                          2007   1.069       1.053     2,083,924
                                                                          2006   0.964       1.069        37,558
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2013   1.514       2.085        60,580
                                                                          2012   1.304       1.514        56,276
                                                                          2011   1.342       1.304        55,365
                                                                          2010   1.083       1.342        58,071
                                                                          2009   0.824       1.083        71,097
                                                                          2008   1.370       0.824        75,328
                                                                          2007   1.255       1.370        77,035
                                                                          2006   1.269       1.255        22,821
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2013   1.412       1.844        34,484

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.247       1.412        33,707
                                                                                2011   1.416       1.247        40,574
                                                                                2010   1.209       1.416        32,072
                                                                                2009   0.956       1.209        28,271
                                                                                2008   1.305       0.956        20,778
                                                                                2007   1.345       1.305        21,288
                                                                                2006   1.266       1.345        30,034
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........... 2009   0.905       0.893            --
                                                                                2008   1.235       0.905       819,159
                                                                                2007   1.186       1.235       808,668
                                                                                2006   1.125       1.186       553,746
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013   1.620       1.717       385,543
                                                                                2012   1.461       1.620       422,819
                                                                                2011   1.423       1.461       460,150
                                                                                2010   1.283       1.423       696,118
                                                                                2009   0.955       1.283       374,879
                                                                                2008   1.195       0.955       445,126
                                                                                2007   1.142       1.195       448,164
                                                                                2006   1.093       1.142       389,792
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.726       0.689            --
                                                                                2008   1.292       0.726       460,310
                                                                                2007   1.178       1.292       442,177
                                                                                2006   1.197       1.178       427,187
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   0.958       1.216       236,863
                                                                                2012   0.838       0.958       313,512
                                                                                2011   0.983       0.838       326,120
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2013   1.930       1.797       943,543
                                                                                2012   1.657       1.930       904,204
                                                                                2011   2.081       1.657       962,996
                                                                                2010   1.718       2.081       989,469
                                                                                2009   1.038       1.718     1,094,839
                                                                                2008   2.272       1.038     1,297,575
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.428       1.669       577,341
                                                                                2012   1.249       1.428       644,823
                                                                                2011   1.428       1.249       742,717
                                                                                2010   1.308       1.428       806,057
                                                                                2009   1.015       1.308       899,599
                                                                                2008   1.798       1.015       818,702
                                                                                2007   1.717       1.798        63,623
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   1.254       1.358            --
                                                                                2012   1.213       1.254       254,001
                                                                                2011   1.305       1.213       290,789
                                                                                2010   1.080       1.305       298,228
                                                                                2009   0.804       1.080       316,927
                                                                                2008   1.276       0.804       330,311
 MIST MLA Mid Cap Subaccount (Class B) (4/07).................................. 2013   1.038       1.123            --
                                                                                2012   1.006       1.038       305,079
                                                                                2011   1.084       1.006       411,374
                                                                                2010   0.901       1.084       344,056
                                                                                2009   0.672       0.901       471,353
                                                                                2008   1.112       0.672       476,038
                                                                                2007   1.259       1.112       158,062
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.053       1.311     2,018,366
                                                                                2012   0.887       1.053     2,125,285
                                                                                2011   0.988       0.887     2,402,003
                                                                                2010   0.870       0.988     2,643,380
                                                                                2009   0.635       0.870     2,880,492
                                                                                2008   1.091       0.635     3,261,405
                                                                                2007   1.048       1.091     3,475,687
                                                                                2006   0.996       1.048     3,543,586
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............. 2013   1.496       1.334     1,743,998
                                                                                2012   1.397       1.496     1,792,682
                                                                                2011   1.279       1.397     1,758,700
                                                                                2010   1.209       1.279     1,877,063
                                                                                2009   1.042       1.209     1,605,253
                                                                                2008   1.139       1.042     1,601,290
                                                                                2007   1.079       1.139     1,975,883

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.540       1.480     4,949,917
                                                                          2012   1.438       1.540     5,458,014
                                                                          2011   1.423       1.438     5,532,907
                                                                          2010   1.343       1.423     4,464,553
                                                                          2009   1.209       1.343     4,804,848
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.224       1.595       154,512
                                                                          2012   1.130       1.224       161,255
                                                                          2011   1.208       1.130       169,526
                                                                          2010   1.061       1.208       170,942
                                                                          2009   0.874       1.061       161,052
                                                                          2008   1.328       0.874       196,929
                                                                          2007   1.291       1.328       205,133
                                                                          2006   1.205       1.291       203,966
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.155       1.273            --
                                                                          2006   1.101       1.155       141,109
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   1.700       1.691     1,995,330
                                                                          2012   1.555       1.700     2,029,783
                                                                          2011   1.531       1.555     2,129,139
                                                                          2010   1.393       1.531     2,196,655
                                                                          2009   1.068       1.393     2,292,609
                                                                          2008   1.222       1.068     2,537,774
                                                                          2007   1.170       1.222     2,870,206
                                                                          2006   1.133       1.170     3,032,011
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.406       1.467            --
                                                                          2012   1.280       1.406        95,700
                                                                          2011   1.588       1.280       142,220
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   0.988       1.294     3,673,400
                                                                          2012   0.855       0.988     3,990,959
                                                                          2011   0.909       0.855     4,560,706
                                                                          2010   0.793       0.909     5,475,523
                                                                          2009   0.683       0.793     5,861,192
                                                                          2008   1.094       0.683     6,465,586
                                                                          2007   1.074       1.094     7,175,494
                                                                          2006   1.001       1.074     4,279,681
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   1.005       1.304     2,258,127
                                                                          2012   0.869       1.005     2,673,185
                                                                          2011   0.975       0.869     3,033,054
                                                                          2010   0.830       0.975     3,383,972
                                                                          2009   0.670       0.830     3,792,988
                                                                          2008   0.974       0.670     4,024,446
                                                                          2007   1.026       0.974     5,073,874
                                                                          2006   1.003       1.026     2,539,054
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.301       1.264     1,148,214
                                                                          2012   1.234       1.301     1,146,666
                                                                          2011   1.182       1.234     1,061,286
                                                                          2010   1.114       1.182     1,527,419
                                                                          2009   1.039       1.114     1,270,284
                                                                          2008   1.098       1.039     1,310,534
                                                                          2007   1.054       1.098     1,803,466
                                                                          2006   1.018       1.054     1,254,251
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.009       1.327     1,128,945
                                                                          2012   0.901       1.009     1,266,767
                                                                          2011   1.010       0.901     1,420,527
                                                                          2010   0.860       1.010     1,576,099
                                                                          2009   0.685       0.860     1,835,589
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.262       1.491       597,763
                                                                          2012   1.146       1.262       610,589
                                                                          2011   1.127       1.146       634,175
                                                                          2010   1.049       1.127       642,945
                                                                          2009   0.907       1.049       721,694
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2013   0.989       0.969     4,648,465

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   1.010       0.989     4,464,575
                                                                                    2011   1.031       1.010     4,936,230
                                                                                    2010   1.052       1.031     4,377,837
                                                                                    2009   1.069       1.052     6,208,533
                                                                                    2008   1.061       1.069     6,064,712
                                                                                    2007   1.031       1.061     4,327,560
                                                                                    2006   1.011       1.031     3,617,525
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 2013   1.084       1.420       178,885
                                                                                    2012   0.980       1.084       207,702
                                                                                    2011   1.043       0.980       244,884
                                                                                    2010   0.950       1.043       311,773
                                                                                    2009   0.735       0.950       320,611
                                                                                    2008   1.194       0.735       307,581
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.640       0.667            --
                                                                                    2008   1.184       0.640     1,494,816
                                                                                    2007   1.163       1.184     1,531,523
                                                                                    2006   1.151       1.163     1,588,244
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013   1.028       1.130            --
                                                                                    2012   0.907       1.028       729,267
                                                                                    2011   0.988       0.907       775,303
                                                                                    2010   0.881       0.988       835,687
                                                                                    2009   0.739       0.881     1,070,794
                                                                                    2008   1.236       0.739     1,065,755
                                                                                    2007   1.212       1.236     1,175,885
                                                                                    2006   1.185       1.212     1,127,351
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.190       1.547       262,991
                                                                                    2012   1.096       1.190       326,432
                                                                                    2011   1.155       1.096       340,343
                                                                                    2010   1.023       1.155       369,295
                                                                                    2009   0.700       1.023       394,854
                                                                                    2008   1.317       0.700       440,572
                                                                                    2007   1.116       1.317       400,200
                                                                                    2006   1.147       1.116       472,077
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.911       0.986            --
                                                                                    2010   0.804       0.911       380,662
                                                                                    2009   0.624       0.804       397,181
                                                                                    2008   1.069       0.624       399,913
                                                                                    2007   1.057       1.069       519,603
                                                                                    2006   1.002       1.057       706,237
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.242       1.269     1,432,318
                                                                                    2012   1.161       1.242     2,163,806
                                                                                    2011   1.148       1.161     1,982,968
                                                                                    2010   1.065       1.148     1,996,981
                                                                                    2009   0.902       1.065     2,031,931
                                                                                    2008   1.075       0.902     1,776,602
                                                                                    2007   1.040       1.075     1,619,797
                                                                                    2006   1.001       1.040     1,629,306
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.181       1.283     1,912,429
                                                                                    2012   1.081       1.181     1,483,922
                                                                                    2011   1.092       1.081     1,195,959
                                                                                    2010   1.000       1.092     1,142,078
                                                                                    2009   0.825       1.000     1,151,609
                                                                                    2008   1.074       0.825     1,248,009
                                                                                    2007   1.046       1.074     1,473,563
                                                                                    2006   1.002       1.046     1,126,245
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2013   1.107       1.280     3,846,106
                                                                                    2012   0.998       1.107     3,521,658
                                                                                    2011   1.033       0.998     3,947,315
                                                                                    2010   0.931       1.033     4,201,961
                                                                                    2009   0.751       0.931     4,112,266
                                                                                    2008   1.075       0.751     4,268,478
                                                                                    2007   1.051       1.075     4,727,370
                                                                                    2006   1.002       1.051     4,608,518
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 2013   1.034       1.260     1,044,081

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   0.915       1.034     1,059,599
                                                                                  2011   0.971       0.915     1,121,466
                                                                                  2010   0.864       0.971     1,344,374
                                                                                  2009   0.683       0.864     1,783,150
                                                                                  2008   1.074       0.683     1,984,349
                                                                                  2007   1.056       1.074     3,042,363
                                                                                  2006   1.002       1.056     2,661,428
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................. 2013   1.116       1.440     1,224,084
                                                                                  2012   0.987       1.116     1,415,781
                                                                                  2011   0.991       0.987     1,594,495
                                                                                  2010   0.884       0.991     2,213,548
                                                                                  2009   0.721       0.884     2,295,293
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)....................... 2013   1.288       1.498     2,940,831
                                                                                  2012   1.181       1.288     3,068,160
                                                                                  2011   1.179       1.181     3,418,569
                                                                                  2010   1.095       1.179     3,806,803
                                                                                  2009   0.945       1.095     4,242,539
                                                                                  2008   1.241       0.945     4,744,697
                                                                                  2007   1.216       1.241     5,727,520
                                                                                  2006   1.141       1.216     5,376,250
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).............................. 2013   1.422       1.891     1,473,668
                                                                                  2012   1.245       1.422     1,158,175
                                                                                  2011   1.260       1.245     1,305,390
                                                                                  2010   1.154       1.260     1,532,617
                                                                                  2009   0.975       1.154     1,651,085
                                                                                  2008   1.475       0.975     1,891,735
                                                                                  2007   1.399       1.475     2,090,425
                                                                                  2006   1.270       1.399     1,760,576
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........................ 2013   1.367       1.702       214,812
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........................ 2013   1.131       1.406       311,480
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................. 2013   1.166       1.585       168,138
                                                                                  2012   1.003       1.166        47,741
                                                                                  2011   1.038       1.003        89,453
                                                                                  2010   0.907       1.038        93,124
                                                                                  2009   0.647       0.907       107,698
                                                                                  2008   1.139       0.647        88,269
                                                                                  2007   1.066       1.139       101,732
                                                                                  2006   0.998       1.066        26,363
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2013   1.391       1.965       956,416
                                                                                  2012   1.225       1.391     1,050,417
                                                                                  2011   1.233       1.225     1,221,513
                                                                                  2010   0.934       1.233     1,273,867
                                                                                  2009   0.688       0.934     1,433,813
                                                                                  2008   1.050       0.688     1,522,492
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2007   1.157       1.199            --
                                                                                  2006   1.092       1.157     1,967,121
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...... 2013   1.218       1.186     1,035,324
                                                                                  2012   1.201       1.218     1,125,259
                                                                                  2011   1.160       1.201     1,201,902
                                                                                  2010   1.117       1.160     1,236,617
                                                                                  2009   1.092       1.117     1,329,086
                                                                                  2008   1.117       1.092     1,362,887
                                                                                  2007   1.091       1.117     1,626,772
                                                                                  2006   1.057       1.091     1,694,959
Money Market Portfolio
 Money Market Subaccount (5/03).................................................. 2006   1.004       1.011            --
                                                                                  2005   0.996       1.004     1,698,242
                                                                                  2004   1.000       0.996       106,869
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04).................. 2006   1.103       1.164            --
                                                                                  2005   1.064       1.103     1,603,777
                                                                                  2004   1.000       1.064       437,585
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03).................. 2007   1.055       1.075            --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2006   1.069       1.055     1,899,386
                                                                                      2005   1.069       1.069     1,591,187
                                                                                      2004   1.000       1.069       192,626
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)..................... 2009   1.168       1.205            --
                                                                                      2008   1.138       1.168     4,181,671
                                                                                      2007   1.068       1.138     5,335,536
                                                                                      2006   1.050       1.068     5,477,660
                                                                                      2005   1.046       1.050     4,662,090
                                                                                      2004   1.000       1.046       670,301
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)......................... 2007   1.597       1.726            --
                                                                                      2006   1.276       1.597            --
                                                                                      2005   1.161       1.276            --
                                                                                      2004   1.000       1.161            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03).............................. 2007   1.440       1.536            --
                                                                                      2006   1.253       1.440     2,066,452
                                                                                      2005   1.195       1.253     1,902,274
                                                                                      2004   1.000       1.195       111,744
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)................................ 2006   1.125       1.197            --
                                                                                      2005   1.056       1.125       409,708
                                                                                      2004   1.000       1.056        42,426
 Travelers Convertible Securities Subaccount (6/03).................................. 2006   1.027       1.093            --
                                                                                      2005   1.044       1.027       209,373
                                                                                      2004   1.000       1.044         8,712
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................... 2006   1.234       1.346            --
                                                                                      2005   1.121       1.234       279,051
                                                                                      2004   1.000       1.121        63,337
 Travelers Equity Income Subaccount (5/03)........................................... 2006   1.130       1.185            --
                                                                                      2005   1.104       1.130     1,007,488
                                                                                      2004   1.000       1.104       109,314
 Travelers Federated High Yield Subaccount (5/03).................................... 2006   1.085       1.111            --
                                                                                      2005   1.080       1.085       598,612
                                                                                      2004   1.000       1.080        68,480
 Travelers Federated Stock Subaccount (6/03)......................................... 2006   1.116       1.153            --
                                                                                      2005   1.081       1.116         3,957
                                                                                      2004   1.000       1.081            --
 Travelers Large Cap Subaccount (6/03)............................................... 2006   1.118       1.151            --
                                                                                      2005   1.050       1.118     1,418,767
                                                                                      2004   1.000       1.050       128,216
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................... 2006   1.097       1.165            --
                                                                                      2005   1.000       1.097       489,349
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 2006   1.028       1.030            --
                                                                                      2005   1.000       1.028       955,740
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 2006   1.064       1.100            --
                                                                                      2005   1.000       1.064     3,453,005
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.074       1.119            --
                                                                                      2005   1.000       1.074     1,815,494
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.044       1.063            --
                                                                                      2005   1.000       1.044       312,401
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.236       1.310            --
                                                                                      2005   1.126       1.236       735,211
                                                                                      2004   1.000       1.126        10,467
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................. 2006   1.086       1.147            --
                                                                                      2005   1.075       1.086       488,365
                                                                                      2004   1.000       1.075       125,343
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)............................... 2006   1.107       1.141            --
                                                                                      2005   1.097       1.107     4,467,136
                                                                                      2004   1.000       1.097       170,830
 Travelers MFS(Reg. TM) Value Subaccount (5/04)...................................... 2006   1.177       1.270            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.128       1.177     1,369,480
                                                                          2004   1.000       1.128       140,941
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.231       1.411            --
                                                                          2005   1.147       1.231       329,605
                                                                          2004   1.000       1.147        56,547
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.137       1.205            --
                                                                          2005   1.095       1.137       230,822
                                                                          2004   1.000       1.095            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.047       1.101            --
                                                                          2005   1.000       1.047       110,831
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.123       1.133            --
                                                                          2005   1.106       1.123     2,170,620
                                                                          2004   1.000       1.106        35,566
 Travelers Quality Bond Subaccount (5/03)................................ 2006   1.029       1.018            --
                                                                          2005   1.033       1.029     1,124,066
                                                                          2004   1.000       1.033       439,326
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.099       1.145            --
                                                                          2005   1.100       1.099       119,498
                                                                          2004   1.000       1.100         4,346
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.104       1.269            --
                                                                          2005   1.000       1.104        18,713
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105       1.266            --
                                                                          2005   1.000       1.105         6,935
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.098       1.057            --
                                                                          2005   1.074       1.098     1,533,044
                                                                          2004   1.000       1.074       100,757
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)...................... 2009   0.791       0.766            --
                                                                          2008   1.257       0.791     2,287,184
                                                                          2007   1.314       1.257     2,515,110
                                                                          2006   1.156       1.314     2,548,452
                                                                          2005   1.133       1.156     2,545,186
                                                                          2004   1.000       1.133       100,005
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.706       0.722            --
                                                                          2008   1.266       0.706            --
                                                                          2007   1.149       1.266            --
                                                                          2006   1.098       1.149            --
                                                                          2005   1.039       1.098            --
                                                                          2004   1.000       1.039            --





                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.363       1.326            --
                                                                        2005   1.212       1.363       343,834
                                                                        2004   1.142       1.212       349,162
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2013   2.132       2.697     1,059,015
                                                                        2012   1.777       2.132     1,247,605
                                                                        2011   1.992       1.777     1,532,422
                                                                        2010   1.820       1.992     1,963,986
                                                                        2009   1.306       1.820     2,113,567
                                                                        2008   2.165       1.306     2,246,236
                                                                        2007   1.925       2.165     2,321,629
                                                                        2006   1.633       1.925     2,424,248
                                                                        2005   1.461       1.633     2,421,457
                                                                        2004   1.315       1.461     1,719,677

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 American Funds Growth Subaccount (Class 2) (5/03).................................... 2013   1.758       2.240     3,924,577
                                                                                       2012   1.523       1.758     4,927,164
                                                                                       2011   1.625       1.523     5,758,110
                                                                                       2010   1.398       1.625     6,547,034
                                                                                       2009   1.024       1.398     7,093,555
                                                                                       2008   1.867       1.024     7,718,571
                                                                                       2007   1.697       1.867     8,017,365
                                                                                       2006   1.573       1.697     8,919,985
                                                                                       2005   1.382       1.573     8,936,004
                                                                                       2004   1.255       1.382     5,386,219
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 2013   1.536       2.008     4,205,161
                                                                                       2012   1.335       1.536     5,010,171
                                                                                       2011   1.389       1.335     5,965,387
                                                                                       2010   1.273       1.389     7,236,668
                                                                                       2009   0.990       1.273     7,607,627
                                                                                       2008   1.627       0.990     8,468,501
                                                                                       2007   1.582       1.627     9,041,374
                                                                                       2006   1.403       1.582     9,635,934
                                                                                       2005   1.353       1.403     9,693,323
                                                                                       2004   1.252       1.353     5,165,721
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)..................................................... 2006   1.642       1.622            --
                                                                                       2005   1.419       1.642       741,870
                                                                                       2004   1.212       1.419       307,989
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................. 2006   1.701       2.209            --
                                                                                       2005   1.621       1.701     2,087,208
                                                                                       2004   1.260       1.621     1,052,167
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).......................... 2008   1.468       1.403            --
                                                                                       2007   1.400       1.468       310,671
                                                                                       2006   1.227       1.400       339,545
                                                                                       2005   1.201       1.227       322,564
                                                                                       2004   1.167       1.201       279,194
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 2008   1.279       1.206            --
                                                                                       2007   1.469       1.279     1,710,107
                                                                                       2006   1.446       1.469     1,890,021
                                                                                       2005   1.395       1.446     2,001,004
                                                                                       2004   1.280       1.395     1,244,600
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 2006   1.301       1.412            --
                                                                                       2005   1.206       1.301     2,614,343
                                                                                       2004   1.078       1.206     1,355,470
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 2006   1.298       1.445            --
                                                                                       2005   1.204       1.298     1,534,424
                                                                                       2004   1.071       1.204       752,043
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................. 2013   1.840       2.360     1,564,779
                                                                                       2012   1.618       1.840     2,154,774
                                                                                       2011   1.700       1.618     2,381,921
                                                                                       2010   1.485       1.700     2,582,351
                                                                                       2009   1.119       1.485     2,732,046
                                                                                       2008   1.994       1.119     3,075,786
                                                                                       2007   1.736       1.994     3,515,653
                                                                                       2006   1.591       1.736     3,315,493
                                                                                       2005   1.393       1.591     3,246,857
                                                                                       2004   1.235       1.393     1,658,416
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2013   1.621       2.195        71,994
                                                                                       2012   1.354       1.621        73,392
                                                                                       2011   1.422       1.354       114,920
                                                                                       2010   1.231       1.422       123,556
                                                                                       2009   0.926       1.231       126,613
                                                                                       2008   1.612       0.926       134,916
                                                                                       2007   1.543       1.612       161,283
                                                                                       2006   1.384       1.543       195,010
                                                                                       2005   1.171       1.384       180,171
                                                                                       2004   1.181       1.171       128,822

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).......................... 2013   2.460       3.272     1,285,303
                                                                                    2012   2.193       2.460     1,531,778
                                                                                    2011   2.512       2.193     1,810,500
                                                                                    2010   1.995       2.512     2,333,813
                                                                                    2009   1.458       1.995     2,559,728
                                                                                    2008   2.465       1.458     2,866,645
                                                                                    2007   2.183       2.465     3,059,518
                                                                                    2006   1.983       2.183     3,019,813
                                                                                    2005   1.716       1.983     3,083,672
                                                                                    2004   1.406       1.716     1,606,538
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)....................... 2006   1.436       1.665            --
                                                                                    2005   1.327       1.436     1,605,512
                                                                                    2004   1.203       1.327     1,107,519
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........ 2008   3.552       3.227            --
                                                                                    2007   2.817       3.552     1,164,679
                                                                                    2006   2.246       2.817     1,177,668
                                                                                    2005   1.800       2.246     1,082,179
                                                                                    2004   1.474       1.800       662,560
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.891       2.277     1,323,571
                                                                                    2012   1.633       1.891     1,487,788
                                                                                    2011   1.867       1.633     1,773,593
                                                                                    2010   1.758       1.867     1,936,899
                                                                                    2009   1.310       1.758     2,042,661
                                                                                    2008   2.244       1.310     2,369,655
                                                                                    2007   1.985       2.244     2,543,699
                                                                                    2006   1.669       1.985     2,903,825
                                                                                    2005   1.547       1.669     2,796,139
                                                                                    2004   1.333       1.547     1,576,308
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03).................... 2006   1.602       1.911            --
                                                                                    2005   1.503       1.602     2,824,330
                                                                                    2004   1.323       1.503     1,519,416
High Yield Bond Trust
 High Yield Bond Trust (6/04)...................................................... 2006   1.051       1.073            --
                                                                                    2005   1.059       1.051       807,731
                                                                                    2004   0.990       1.059       182,003
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)........................... 2006   1.219       1.257            --
                                                                                    2005   1.156       1.219       183,354
                                                                                    2004   1.090       1.156       172,027
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............... 2010   1.550       1.569            --
                                                                                    2009   1.260       1.550       157,600
                                                                                    2008   1.813       1.260       164,954
                                                                                    2007   1.521       1.813       179,838
                                                                                    2006   1.461       1.521       221,719
                                                                                    2005   1.328       1.461       225,844
                                                                                    2004   1.188       1.328       253,919
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................... 2008   1.635       1.538            --
                                                                                    2007   1.527       1.635       170,072
                                                                                    2006   1.322       1.527       169,546
                                                                                    2005   1.279       1.322       184,033
                                                                                    2004   1.249       1.279       199,306
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).................. 2011   1.919       2.051            --
                                                                                    2010   1.576       1.919       544,186
                                                                                    2009   1.026       1.576       592,901
                                                                                    2008   1.869       1.026       596,411
                                                                                    2007   1.569       1.869       601,276
                                                                                    2006   1.486       1.569       233,502
                                                                                    2005   1.360       1.486       223,695
                                                                                    2004   1.381       1.360       193,118
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)..................................... 2006   1.523       1.702            --
                                                                                    2005   1.496       1.523       958,501
                                                                                    2004   1.330       1.496       590,570
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)......... 2013   1.715       2.481       412,684

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2012   1.475       1.715       389,144
                                                                              2011   1.470       1.475       468,281
                                                                              2010   1.201       1.470       543,132
                                                                              2009   0.911       1.201       717,738
                                                                              2008   1.562       0.911       810,739
                                                                              2007   1.625       1.562     1,175,628
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)....... 2013   1.502       1.944       466,956
                                                                              2012   1.334       1.502       537,521
                                                                              2011   1.453       1.334       693,937
                                                                              2010   1.272       1.453       711,759
                                                                              2009   1.004       1.272       812,464
                                                                              2008   1.617       1.004       902,809
                                                                              2007   1.694       1.617       998,239
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........ 2013   1.615       2.056       132,670
                                                                              2012   1.422       1.615       250,871
                                                                              2011   1.416       1.422       244,160
                                                                              2010   1.284       1.416       335,548
                                                                              2009   1.074       1.284       398,461
                                                                              2008   1.551       1.074       427,872
                                                                              2007   1.503       1.551       467,471
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07).... 2013   1.467       1.981       171,419
                                                                              2012   1.245       1.467       176,966
                                                                              2011   1.280       1.245       258,960
                                                                              2010   1.190       1.280       306,573
                                                                              2009   0.854       1.190       325,132
                                                                              2008   1.390       0.854       371,103
                                                                              2007   1.393       1.390       449,572
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)..... 2013   1.628       2.111        59,245
                                                                              2012   1.428       1.628       104,101
                                                                              2011   1.389       1.428       100,814
                                                                              2010   1.296       1.389       124,583
                                                                              2009   1.063       1.296       159,638
                                                                              2008   1.686       1.063       180,595
                                                                              2007   1.657       1.686       296,043
                                                                              2006   1.431       1.657       305,865
                                                                              2005   1.372       1.431       334,372
                                                                              2004   1.269       1.372       301,312
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03).... 2013   2.267       3.264       386,905
                                                                              2012   1.938       2.267       360,566
                                                                              2011   1.952       1.938       415,904
                                                                              2010   1.593       1.952       492,685
                                                                              2009   1.139       1.593       580,193
                                                                              2008   1.962       1.139       680,976
                                                                              2007   1.822       1.962       972,287
                                                                              2006   1.650       1.822     1,083,714
                                                                              2005   1.606       1.650     1,091,263
                                                                              2004   1.425       1.606       764,608
 LMPVET Equity Index Subaccount (Class II) (5/03)............................ 2009   0.943       0.917            --
                                                                              2008   1.541       0.943     1,605,616
                                                                              2007   1.500       1.541     2,056,807
                                                                              2006   1.331       1.500     2,279,284
                                                                              2005   1.304       1.331     2,386,302
                                                                              2004   1.208       1.304     2,052,173
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2013   1.253       1.456        75,465
                                                                              2012   1.156       1.253        90,996
                                                                              2011   1.180       1.156       120,337
                                                                              2010   1.075       1.180       126,347
                                                                              2009   0.894       1.075       118,647
                                                                              2008   1.220       0.894       160,007
                                                                              2007   1.124       1.220        60,495
                                                                              2006   1.065       1.124        61,603
                                                                              2005   1.042       1.065        69,952
                                                                              2004   0.945       1.042        11,831
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)..... 2011   0.951       0.938            --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.889       0.951       363,075
                                                                     2009   0.773       0.889       438,436
                                                                     2008   1.002       0.773       502,575
                                                                     2007   1.010       1.002       606,203
                                                                     2006   0.990       1.010       841,411
                                                                     2005   0.988       0.990       910,340
                                                                     2004   0.997       0.988       675,999
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)......................... 2007   1.632       1.710            --
                                                                     2006   1.411       1.632     1,037,127
                                                                     2005   1.385       1.411     1,072,017
                                                                     2004   1.306       1.385       837,152
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)................ 2007   1.349       1.403            --
                                                                     2006   1.322       1.349       524,198
                                                                     2005   1.283       1.322       554,845
                                                                     2004   1.303       1.283       498,159
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).............. 2007   1.587       1.640            --
                                                                     2006   1.459       1.587     1,326,883
                                                                     2005   1.356       1.459     1,399,865
                                                                     2004   1.269       1.356       877,342
 LMPVPII Growth and Income Subaccount (Class I) (7/03).............. 2007   1.451       1.513            --
                                                                     2006   1.319       1.451       492,473
                                                                     2005   1.299       1.319       501,683
                                                                     2004   1.224       1.299       472,835
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)......... 2007   1.587       1.646            --
                                                                     2006   1.381       1.587     3,589,692
                                                                     2005   1.366       1.381     3,531,171
                                                                     2004   1.239       1.366     1,425,542
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.774       1.952            --
                                                                     2006   1.614       1.774     2,283,458
                                                                     2005   1.523       1.614     2,309,497
                                                                     2004   1.254       1.523     1,163,033
Managed Assets Trust
 Managed Assets Trust (5/04)........................................ 2006   1.075       1.108            --
                                                                     2005   1.057       1.075     1,804,168
                                                                     2004   0.981       1.057       543,062
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.747       1.681            --
                                                                     2007   1.682       1.747       636,284
                                                                     2006   1.773       1.682       647,573
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............ 2013   1.822       1.960     1,069,246
                                                                     2012   1.591       1.822     1,149,891
                                                                     2011   1.584       1.591     1,108,760
                                                                     2010   1.391       1.584     1,213,818
                                                                     2009   0.964       1.391     1,134,600
                                                                     2008   1.298       0.964     1,360,095
                                                                     2007   1.290       1.298     1,529,085
                                                                     2006   1.228       1.290       902,734
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.612       1.688            --
                                                                     2006   1.527       1.612     1,455,583
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).......... 2013   1.448       1.902       435,739
                                                                     2012   1.303       1.448       596,463
                                                                     2011   1.327       1.303       690,825
                                                                     2010   1.204       1.327       775,742
                                                                     2009   1.032       1.204       831,630
                                                                     2008   1.680       1.032     1,177,251
                                                                     2007   1.674       1.680     1,244,354
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........ 2013   1.003       1.019     1,668,448

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012   0.811       1.003     1,999,044
                                                                            2011   0.875       0.811     2,228,954
                                                                            2010   0.768       0.875     2,457,919
                                                                            2009   0.581       0.768     2,734,713
                                                                            2008   1.014       0.581     2,770,893
                                                                            2007   1.216       1.014     3,082,707
                                                                            2006   1.003       1.216     3,740,248
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2013   1.982       2.506       344,377
                                                                            2012   1.648       1.982       392,873
                                                                            2011   1.816       1.648       659,080
                                                                            2010   1.691       1.816       774,713
                                                                            2009   1.205       1.691       684,204
                                                                            2008   2.117       1.205       760,251
                                                                            2007   1.658       2.117       686,480
                                                                            2006   1.622       1.658       769,123
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2013   2.021       2.589       471,369
                                                                            2012   1.594       2.021       506,395
                                                                            2011   1.893       1.594       514,967
                                                                            2010   1.657       1.893       528,113
                                                                            2009   1.088       1.657       564,812
                                                                            2008   1.875       1.088       791,738
                                                                            2007   1.931       1.875       898,221
                                                                            2006   1.759       1.931       852,137
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2013   1.578       2.092       937,408
                                                                            2012   1.360       1.578     1,132,864
                                                                            2011   1.409       1.360     1,386,146
                                                                            2010   1.253       1.409     1,456,739
                                                                            2009   1.007       1.253     1,691,345
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2013   1.018       1.298     1,673,284
                                                                            2012   0.906       1.018     2,042,231
                                                                            2011   0.961       0.906     2,424,307
                                                                            2010   0.782       0.961     2,625,321
                                                                            2009   0.631       0.782     3,187,300
                                                                            2008   1.052       0.631     3,583,036
                                                                            2007   1.068       1.052     3,588,846
                                                                            2006   0.964       1.068         4,548
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2013   1.508       2.076        39,314
                                                                            2012   1.300       1.508        43,406
                                                                            2011   1.339       1.300        64,251
                                                                            2010   1.081       1.339        63,746
                                                                            2009   0.823       1.081        84,027
                                                                            2008   1.368       0.823        81,793
                                                                            2007   1.254       1.368        56,259
                                                                            2006   1.268       1.254        20,528
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2013   1.407       1.836       105,530
                                                                            2012   1.243       1.407       115,990
                                                                            2011   1.412       1.243        79,320
                                                                            2010   1.206       1.412       106,479
                                                                            2009   0.954       1.206       104,100
                                                                            2008   1.303       0.954       111,049
                                                                            2007   1.344       1.303       135,135
                                                                            2006   1.265       1.344        99,304
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.889       0.878            --
                                                                            2008   1.215       0.889     1,248,695
                                                                            2007   1.167       1.215     1,430,548
                                                                            2006   1.108       1.167     1,447,475
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013   1.829       1.937       528,870
                                                                            2012   1.650       1.829       765,329
                                                                            2011   1.607       1.650       832,055
                                                                            2010   1.450       1.607       878,473
                                                                            2009   1.080       1.450       908,592
                                                                            2008   1.352       1.080     1,059,184
                                                                            2007   1.292       1.352     1,032,931
                                                                            2006   1.237       1.292     1,285,776
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.874       0.829            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2008   1.556       0.874       253,977
                                                                                2007   1.420       1.556       361,931
                                                                                2006   1.442       1.420       396,527
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   0.955       1.211       527,593
                                                                                2012   0.836       0.955       876,123
                                                                                2011   0.980       0.836       883,065
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2013   2.739       2.548       394,703
                                                                                2012   2.353       2.739       483,936
                                                                                2011   2.955       2.353       612,691
                                                                                2010   2.441       2.955       858,693
                                                                                2009   1.475       2.441       962,584
                                                                                2008   3.231       1.475     1,080,107
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.797       2.098       881,159
                                                                                2012   1.572       1.797     1,519,887
                                                                                2011   1.798       1.572     1,846,593
                                                                                2010   1.649       1.798     2,295,120
                                                                                2009   1.280       1.649     2,528,677
                                                                                2008   2.268       1.280     3,009,570
                                                                                2007   2.166       2.268       353,484
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   1.646       1.781            --
                                                                                2012   1.592       1.646       273,622
                                                                                2011   1.714       1.592       355,317
                                                                                2010   1.420       1.714       448,517
                                                                                2009   1.057       1.420       489,974
                                                                                2008   1.678       1.057       501,327
 MIST MLA Mid Cap Subaccount (Class B) (4/07).................................. 2013   1.034       1.119            --
                                                                                2012   1.003       1.034     2,902,562
                                                                                2011   1.081       1.003     3,074,157
                                                                                2010   0.899       1.081     2,967,256
                                                                                2009   0.671       0.899     2,853,449
                                                                                2008   1.111       0.671     3,150,125
                                                                                2007   1.258       1.111        39,850
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.049       1.306     3,384,683
                                                                                2012   0.884       1.049     4,267,761
                                                                                2011   0.986       0.884     5,151,814
                                                                                2010   0.869       0.986     5,732,407
                                                                                2009   0.634       0.869     6,219,643
                                                                                2008   1.090       0.634     7,061,297
                                                                                2007   1.047       1.090     7,520,103
                                                                                2006   0.996       1.047     8,152,506
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............. 2013   1.550       1.381     1,549,309
                                                                                2012   1.448       1.550     2,209,238
                                                                                2011   1.326       1.448     2,432,598
                                                                                2010   1.254       1.326     2,298,571
                                                                                2009   1.082       1.254     2,049,303
                                                                                2008   1.183       1.082     2,291,751
                                                                                2007   1.121       1.183     2,044,905
 MIST PIMCO Total Return Subaccount (Class B) (5/09)........................... 2013   1.520       1.460     4,541,635
                                                                                2012   1.421       1.520     5,700,431
                                                                                2011   1.406       1.421     6,642,169
                                                                                2010   1.328       1.406     5,467,350
                                                                                2009   1.195       1.328     5,132,705
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................. 2013   1.438       1.874       101,130
                                                                                2012   1.328       1.438       114,990
                                                                                2011   1.421       1.328       105,861
                                                                                2010   1.249       1.421       125,257
                                                                                2009   1.029       1.249       152,179
                                                                                2008   1.565       1.029       175,789
                                                                                2007   1.522       1.565       190,834
                                                                                2006   1.420       1.522       196,379
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)........................ 2007   1.154       1.272            --
                                                                                2006   1.100       1.154        36,564
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)..................... 2013   1.656       1.647     1,494,060

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.516       1.656     1,702,513
                                                                          2011   1.494       1.516     1,791,204
                                                                          2010   1.360       1.494     1,881,342
                                                                          2009   1.043       1.360     1,866,228
                                                                          2008   1.194       1.043     1,740,511
                                                                          2007   1.143       1.194     1,915,583
                                                                          2006   1.107       1.143     2,260,023
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.806       1.885            --
                                                                          2012   1.645       1.806       569,156
                                                                          2011   2.043       1.645       543,400
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   0.984       1.289     3,979,979
                                                                          2012   0.852       0.984     4,676,693
                                                                          2011   0.906       0.852     5,485,937
                                                                          2010   0.791       0.906     6,124,371
                                                                          2009   0.682       0.791     6,409,257
                                                                          2008   1.093       0.682     7,175,990
                                                                          2007   1.074       1.093     8,122,047
                                                                          2006   1.001       1.074     3,304,742
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   1.001       1.299     2,029,328
                                                                          2012   0.867       1.001     2,599,347
                                                                          2011   0.973       0.867     3,112,104
                                                                          2010   0.828       0.973     3,525,183
                                                                          2009   0.669       0.828     4,044,024
                                                                          2008   0.974       0.669     5,169,643
                                                                          2007   1.025       0.974     5,831,154
                                                                          2006   1.003       1.025     3,672,398
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.283       1.246       914,756
                                                                          2012   1.218       1.283     1,254,342
                                                                          2011   1.167       1.218     1,313,910
                                                                          2010   1.100       1.167     1,354,018
                                                                          2009   1.026       1.100     1,502,400
                                                                          2008   1.085       1.026     1,400,323
                                                                          2007   1.043       1.085     1,694,437
                                                                          2006   1.007       1.043       856,478
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.183       1.554       555,793
                                                                          2012   1.056       1.183       644,729
                                                                          2011   1.184       1.056       785,759
                                                                          2010   1.010       1.184       813,279
                                                                          2009   0.804       1.010       848,124
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.238       1.462       582,974
                                                                          2012   1.125       1.238       768,340
                                                                          2011   1.107       1.125       988,410
                                                                          2010   1.031       1.107     1,034,867
                                                                          2009   0.892       1.031     1,023,437
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2013   0.969       0.949     7,439,267
                                                                          2012   0.990       0.969     7,890,296
                                                                          2011   1.011       0.990     8,183,980
                                                                          2010   1.032       1.011     7,562,774
                                                                          2009   1.050       1.032     6,572,679
                                                                          2008   1.042       1.050     9,643,105
                                                                          2007   1.013       1.042     7,014,620
                                                                          2006   0.994       1.013     3,634,823
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2013   1.266       1.657       186,344
                                                                          2012   1.145       1.266       338,635
                                                                          2011   1.219       1.145       393,605
                                                                          2010   1.111       1.219       428,327
                                                                          2009   0.860       1.111       358,814
                                                                          2008   1.397       0.860       322,061
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.752       0.783            --
                                                                          2008   1.391       0.752       624,771
                                                                          2007   1.367       1.391       680,650
                                                                          2006   1.353       1.367       798,415
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.228       1.349            --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   1.084       1.228     1,028,667
                                                                                    2011   1.181       1.084     1,144,081
                                                                                    2010   1.054       1.181     1,297,641
                                                                                    2009   0.884       1.054     1,359,262
                                                                                    2008   1.480       0.884     1,463,110
                                                                                    2007   1.453       1.480     1,751,750
                                                                                    2006   1.421       1.453     1,848,662
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.574       2.044       472,630
                                                                                    2012   1.450       1.574       528,552
                                                                                    2011   1.528       1.450       550,229
                                                                                    2010   1.355       1.528       593,003
                                                                                    2009   0.927       1.355       639,579
                                                                                    2008   1.745       0.927       735,572
                                                                                    2007   1.480       1.745       823,668
                                                                                    2006   1.522       1.480       901,647
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.909       0.983            --
                                                                                    2010   0.802       0.909       418,229
                                                                                    2009   0.623       0.802       456,485
                                                                                    2008   1.068       0.623       275,521
                                                                                    2007   1.057       1.068       272,491
                                                                                    2006   1.002       1.057       171,061
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.238       1.264     1,462,485
                                                                                    2012   1.158       1.238     1,646,626
                                                                                    2011   1.145       1.158     1,682,518
                                                                                    2010   1.063       1.145     1,805,121
                                                                                    2009   0.900       1.063     1,583,269
                                                                                    2008   1.074       0.900       331,472
                                                                                    2007   1.039       1.074       102,739
                                                                                    2006   1.001       1.039            --
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.177       1.278       811,209
                                                                                    2012   1.078       1.177       800,012
                                                                                    2011   1.090       1.078       693,462
                                                                                    2010   0.998       1.090       829,779
                                                                                    2009   0.824       0.998       860,291
                                                                                    2008   1.073       0.824       830,766
                                                                                    2007   1.046       1.073       480,220
                                                                                    2006   1.002       1.046       343,609
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2013   1.103       1.275     1,551,658
                                                                                    2012   0.995       1.103     1,388,249
                                                                                    2011   1.030       0.995     1,493,315
                                                                                    2010   0.930       1.030     1,239,983
                                                                                    2009   0.750       0.930     1,524,583
                                                                                    2008   1.074       0.750     1,261,047
                                                                                    2007   1.051       1.074       908,903
                                                                                    2006   1.002       1.051       319,669
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 2013   1.031       1.255       749,574
                                                                                    2012   0.913       1.031       704,634
                                                                                    2011   0.968       0.913       285,069
                                                                                    2010   0.862       0.968       218,108
                                                                                    2009   0.682       0.862       226,553
                                                                                    2008   1.074       0.682        58,931
                                                                                    2007   1.056       1.074       208,019
                                                                                    2006   1.002       1.056       199,806
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................... 2013   1.112       1.434     1,369,313
                                                                                    2012   0.984       1.112     2,043,442
                                                                                    2011   0.989       0.984     2,591,385
                                                                                    2010   0.882       0.989     3,124,317
                                                                                    2009   0.719       0.882     3,478,120
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)......................... 2013   1.431       1.665     3,024,988
                                                                                    2012   1.313       1.431     3,572,890
                                                                                    2011   1.312       1.313     4,172,470
                                                                                    2010   1.219       1.312     4,556,794
                                                                                    2009   1.052       1.219     4,789,724
                                                                                    2008   1.383       1.052     5,312,043
                                                                                    2007   1.356       1.383     5,889,838
                                                                                    2006   1.273       1.356     6,557,953
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................................ 2013   1.391       1.849     1,412,617

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.218       1.391       852,173
                                                                                   2011   1.233       1.218       880,464
                                                                                   2010   1.130       1.233       953,277
                                                                                   2009   0.955       1.130       931,318
                                                                                   2008   1.446       0.955     1,066,337
                                                                                   2007   1.372       1.446     1,281,576
                                                                                   2006   1.246       1.372     1,198,544
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   1.793       2.232       211,314
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2013   1.126       1.400     1,653,257
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2013   1.162       1.579       424,928
                                                                                   2012   1.000       1.162       822,193
                                                                                   2011   1.035       1.000       966,079
                                                                                   2010   0.906       1.035     1,387,967
                                                                                   2009   0.647       0.906     1,445,643
                                                                                   2008   1.138       0.647     1,573,780
                                                                                   2007   1.065       1.138       533,717
                                                                                   2006   0.998       1.065       509,295
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   1.570       2.217     1,125,805
                                                                                   2012   1.384       1.570     1,553,187
                                                                                   2011   1.393       1.384     1,822,681
                                                                                   2010   1.056       1.393     2,374,998
                                                                                   2009   0.778       1.056     2,841,948
                                                                                   2008   1.188       0.778     2,729,993
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.136       1.177            --
                                                                                   2006   1.073       1.136       780,163
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   1.178       1.147       444,824
                                                                                   2012   1.162       1.178       606,463
                                                                                   2011   1.123       1.162       630,517
                                                                                   2010   1.082       1.123       633,229
                                                                                   2009   1.058       1.082       537,435
                                                                                   2008   1.082       1.058       545,933
                                                                                   2007   1.058       1.082       726,358
                                                                                   2006   1.025       1.058       592,121
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   0.987       0.994            --
                                                                                   2005   0.980       0.987     3,543,795
                                                                                   2004   0.991       0.980     2,643,226
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 2006   1.086       1.146            --
                                                                                   2005   1.049       1.086       639,076
                                                                                   2004   0.991       1.049        98,843
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.096       1.116            --
                                                                                   2006   1.112       1.096     1,916,081
                                                                                   2005   1.112       1.112     1,872,545
                                                                                   2004   1.043       1.112     1,097,395
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.156       1.192            --
                                                                                   2008   1.126       1.156     5,225,270
                                                                                   2007   1.057       1.126     5,652,971
                                                                                   2006   1.040       1.057     6,200,665
                                                                                   2005   1.037       1.040     6,118,643
                                                                                   2004   1.009       1.037     2,965,417
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   2.015       2.178            --
                                                                                   2006   1.611       2.015       139,707
                                                                                   2005   1.466       1.611       139,933
                                                                                   2004   1.289       1.466        84,431
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   2.120       2.260            --
                                                                                   2006   1.846       2.120     1,399,522
                                                                                   2005   1.761       1.846     1,386,078
                                                                                   2004   1.425       1.761       694,951
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................. 2006   1.356       1.442            --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2005   1.274       1.356       396,876
                                                                                      2004   1.221       1.274       287,910
 Travelers Convertible Securities Subaccount (6/03).................................. 2006   1.163       1.237            --
                                                                                      2005   1.183       1.163     1,328,636
                                                                                      2004   1.137       1.183       932,494
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................... 2006   1.626       1.773            --
                                                                                      2005   1.477       1.626       623,163
                                                                                      2004   1.295       1.477       388,638
 Travelers Equity Income Subaccount (5/03)........................................... 2006   1.354       1.421            --
                                                                                      2005   1.324       1.354     1,928,237
                                                                                      2004   1.230       1.324       923,266
 Travelers Federated High Yield Subaccount (5/03).................................... 2006   1.199       1.228            --
                                                                                      2005   1.194       1.199       941,389
                                                                                      2004   1.105       1.194       718,180
 Travelers Federated Stock Subaccount (6/03)......................................... 2006   1.392       1.439            --
                                                                                      2005   1.350       1.392       132,563
                                                                                      2004   1.247       1.350       151,090
 Travelers Large Cap Subaccount (6/03)............................................... 2006   1.315       1.353            --
                                                                                      2005   1.235       1.315       749,735
                                                                                      2004   1.184       1.235       396,440
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................... 2006   1.097       1.164            --
                                                                                      2005   1.000       1.097       142,057
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 2006   1.027       1.029            --
                                                                                      2005   1.000       1.027            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 2006   1.064       1.100            --
                                                                                      2005   1.000       1.064       279,777
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.074       1.119            --
                                                                                      2005   1.000       1.074       178,532
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.043       1.062            --
                                                                                      2005   1.000       1.043       330,800
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.441       1.527            --
                                                                                      2005   1.313       1.441     1,501,989
                                                                                      2004   1.157       1.313       815,483
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................. 2006   1.440       1.522            --
                                                                                      2005   1.427       1.440       937,530
                                                                                      2004   1.277       1.427       530,700
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)............................... 2006   1.235       1.273            --
                                                                                      2005   1.225       1.235     6,276,279
                                                                                      2004   1.122       1.225     3,975,238
 Travelers MFS(Reg. TM) Value Subaccount (5/04)...................................... 2006   1.155       1.246            --
                                                                                      2005   1.107       1.155     1,113,129
                                                                                      2004   0.961       1.107       405,745
 Travelers Mondrian International Stock Subaccount (6/03)............................ 2006   1.533       1.759            --
                                                                                      2005   1.430       1.533       733,727
                                                                                      2004   1.262       1.430       364,931
 Travelers Pioneer Fund Subaccount (6/03)............................................ 2006   1.341       1.420            --
                                                                                      2005   1.292       1.341       184,763
                                                                                      2004   1.187       1.292        84,086
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 2006   1.047       1.100            --
                                                                                      2005   1.000       1.047        17,119
 Travelers Pioneer Strategic Income Subaccount (5/04)................................ 2006   1.098       1.107            --
                                                                                      2005   1.082       1.098     2,110,523
                                                                                      2004   0.970       1.082       531,486
 Travelers Quality Bond Subaccount (5/03)............................................ 2006   1.018       1.007            --
                                                                                      2005   1.023       1.018     1,839,772
                                                                                      2004   1.012       1.023     1,146,092
 Travelers Strategic Equity Subaccount (6/03)........................................ 2006   1.320       1.375            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.321       1.320       163,666
                                                                          2004   1.224       1.321       161,756
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.103       1.268            --
                                                                          2005   1.000       1.103         3,875
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.105       1.265            --
                                                                          2005   1.000       1.105            --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.066       1.025            --
                                                                          2005   1.043       1.066       645,959
                                                                          2004   0.979       1.043       201,875
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)...................... 2009   1.006       0.974            --
                                                                          2008   1.601       1.006     1,946,020
                                                                          2007   1.674       1.601     2,089,455
                                                                          2006   1.473       1.674     2,408,690
                                                                          2005   1.445       1.473     2,551,418
                                                                          2004   1.256       1.445     1,530,528
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.815       0.834            --
                                                                          2008   1.463       0.815        10,812
                                                                          2007   1.329       1.463        16,196
                                                                          2006   1.271       1.329        30,556
                                                                          2005   1.203       1.271        30,565
                                                                          2004   1.183       1.203        31,217





                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.361       1.324            --
                                                                        2005   1.211       1.361            --
                                                                        2004   1.142       1.211            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2013   2.122       2.683        47,383
                                                                        2012   1.769       2.122        49,522
                                                                        2011   1.984       1.769        50,120
                                                                        2010   1.814       1.984        53,938
                                                                        2009   1.302       1.814        54,218
                                                                        2008   2.160       1.302        71,213
                                                                        2007   1.922       2.160       105,741
                                                                        2006   1.630       1.922        80,516
                                                                        2005   1.460       1.630        67,290
                                                                        2004   1.315       1.460        65,170
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2013   1.750       2.228       212,123
                                                                        2012   1.517       1.750       220,894
                                                                        2011   1.619       1.517       241,206
                                                                        2010   1.394       1.619       246,417
                                                                        2009   1.021       1.394       248,258
                                                                        2008   1.863       1.021       294,324
                                                                        2007   1.694       1.863       304,898
                                                                        2006   1.570       1.694       335,800
                                                                        2005   1.381       1.570       460,207
                                                                        2004   1.254       1.381       341,625
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2013   1.528       1.997       177,641
                                                                        2012   1.329       1.528       182,392
                                                                        2011   1.383       1.329       204,013
                                                                        2010   1.268       1.383       209,725
                                                                        2009   0.987       1.268       210,752
                                                                        2008   1.623       0.987       217,900
                                                                        2007   1.579       1.623       231,541
                                                                        2006   1.401       1.579       322,910
                                                                        2005   1.352       1.401       346,186
                                                                        2004   1.252       1.352       250,388

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)..................................................... 2006   1.640       1.620            --
                                                                                       2005   1.417       1.640        61,779
                                                                                       2004   1.212       1.417         1,512
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................. 2006   1.698       2.205            --
                                                                                       2005   1.619       1.698       179,489
                                                                                       2004   1.259       1.619        73,707
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).......................... 2008   1.465       1.399            --
                                                                                       2007   1.397       1.465        16,711
                                                                                       2006   1.225       1.397        16,732
                                                                                       2005   1.199       1.225        16,755
                                                                                       2004   1.167       1.199        16,134
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 2008   1.276       1.203            --
                                                                                       2007   1.466       1.276        18,165
                                                                                       2006   1.444       1.466        18,181
                                                                                       2005   1.394       1.444        68,387
                                                                                       2004   1.279       1.394        31,099
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 2006   1.299       1.411            --
                                                                                       2005   1.205       1.299        66,640
                                                                                       2004   1.078       1.205            --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 2006   1.297       1.443            --
                                                                                       2005   1.203       1.297        15,868
                                                                                       2004   1.071       1.203         1,648
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................. 2013   1.831       2.347         3,869
                                                                                       2012   1.611       1.831         4,049
                                                                                       2011   1.693       1.611        27,919
                                                                                       2010   1.479       1.693         4,408
                                                                                       2009   1.116       1.479         4,580
                                                                                       2008   1.990       1.116        42,503
                                                                                       2007   1.733       1.990       109,129
                                                                                       2006   1.589       1.733        71,365
                                                                                       2005   1.392       1.589       143,776
                                                                                       2004   1.235       1.392        82,985
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2013   1.613       2.183            --
                                                                                       2012   1.348       1.613            --
                                                                                       2011   1.417       1.348            --
                                                                                       2010   1.227       1.417            --
                                                                                       2009   0.923       1.227            --
                                                                                       2008   1.608       0.923            --
                                                                                       2007   1.540       1.608            --
                                                                                       2006   1.382       1.540            --
                                                                                       2005   1.170       1.382            --
                                                                                       2004   1.181       1.170            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................. 2013   2.447       3.255        25,663
                                                                                       2012   2.183       2.447        29,254
                                                                                       2011   2.502       2.183        33,890
                                                                                       2010   1.988       2.502        29,033
                                                                                       2009   1.454       1.988        58,125
                                                                                       2008   2.459       1.454        62,345
                                                                                       2007   2.179       2.459       119,781
                                                                                       2006   1.981       2.179       123,512
                                                                                       2005   1.715       1.981       119,742
                                                                                       2004   1.405       1.715        69,952
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03).......................... 2006   1.434       1.662            --
                                                                                       2005   1.325       1.434        44,188
                                                                                       2004   1.202       1.325        41,807
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........... 2008   3.544       3.218            --
                                                                                       2007   2.812       3.544        28,197
                                                                                       2006   2.243       2.812        12,016
                                                                                       2005   1.798       2.243            --
                                                                                       2004   1.473       1.798            --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03).................. 2013   1.882       2.265        57,853
                                                                                   2012   1.626       1.882        64,326
                                                                                   2011   1.859       1.626        69,229
                                                                                   2010   1.752       1.859        67,513
                                                                                   2009   1.306       1.752        68,376
                                                                                   2008   2.239       1.306       116,112
                                                                                   2007   1.982       2.239       117,549
                                                                                   2006   1.667       1.982       184,551
                                                                                   2005   1.546       1.667       110,261
                                                                                   2004   1.333       1.546        67,868
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)................... 2006   1.600       1.907            --
                                                                                   2005   1.501       1.600        57,664
                                                                                   2004   1.322       1.501        24,780
High Yield Bond Trust
 High Yield Bond Trust (6/04)..................................................... 2006   1.050       1.071            --
                                                                                   2005   1.059       1.050       136,340
                                                                                   2004   0.989       1.059         4,280
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03).......................... 2006   1.217       1.255            --
                                                                                   2005   1.155       1.217         6,457
                                                                                   2004   1.090       1.155         6,465
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03).............. 2010   1.545       1.564            --
                                                                                   2009   1.256       1.545            --
                                                                                   2008   1.809       1.256            --
                                                                                   2007   1.519       1.809            --
                                                                                   2006   1.459       1.519            --
                                                                                   2005   1.327       1.459            --
                                                                                   2004   1.187       1.327            --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)................... 2008   1.631       1.534            --
                                                                                   2007   1.524       1.631            --
                                                                                   2006   1.320       1.524            --
                                                                                   2005   1.277       1.320            --
                                                                                   2004   1.249       1.277            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................. 2011   1.912       2.043            --
                                                                                   2010   1.570       1.912            --
                                                                                   2009   1.023       1.570            --
                                                                                   2008   1.865       1.023           706
                                                                                   2007   1.566       1.865        63,021
                                                                                   2006   1.484       1.566            --
                                                                                   2005   1.359       1.484            --
                                                                                   2004   1.381       1.359            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03).................................... 2006   1.521       1.699            --
                                                                                   2005   1.494       1.521        53,278
                                                                                   2004   1.329       1.494        45,418
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2013   1.706       2.468            --
                                                                                   2012   1.468       1.706           358
                                                                                   2011   1.464       1.468           360
                                                                                   2010   1.197       1.464           362
                                                                                   2009   0.909       1.197           365
                                                                                   2008   1.558       0.909           368
                                                                                   2007   1.622       1.558           370
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   1.495       1.934        17,931
                                                                                   2012   1.329       1.495        17,939
                                                                                   2011   1.447       1.329        17,948
                                                                                   2010   1.268       1.447        17,959
                                                                                   2009   1.002       1.268        17,971
                                                                                   2008   1.614       1.002        36,864
                                                                                   2007   1.691       1.614        25,033
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2013   1.607       2.045            --
                                                                                   2012   1.416       1.607            --
                                                                                   2011   1.410       1.416            --
                                                                                   2010   1.279       1.410            --
                                                                                   2009   1.070       1.279            --
                                                                                   2008   1.547       1.070         8,246
                                                                                   2007   1.500       1.547            --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07).... 2013   1.460       1.970           --
                                                                              2012   1.240       1.460        3,638
                                                                              2011   1.275       1.240        3,641
                                                                              2010   1.186       1.275        3,643
                                                                              2009   0.851       1.186        3,646
                                                                              2008   1.387       0.851        8,524
                                                                              2007   1.390       1.387        7,050
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)..... 2013   1.620       2.099           --
                                                                              2012   1.421       1.620       13,589
                                                                              2011   1.384       1.421           --
                                                                              2010   1.291       1.384       12,957
                                                                              2009   1.060       1.291       12,968
                                                                              2008   1.682       1.060       12,981
                                                                              2007   1.654       1.682       12,991
                                                                              2006   1.429       1.654       13,000
                                                                              2005   1.371       1.429       13,010
                                                                              2004   1.269       1.371       13,020
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03).... 2013   2.255       3.246           --
                                                                              2012   1.930       2.255           --
                                                                              2011   1.945       1.930           --
                                                                              2010   1.587       1.945           --
                                                                              2009   1.136       1.587           --
                                                                              2008   1.958       1.136           --
                                                                              2007   1.818       1.958           --
                                                                              2006   1.647       1.818           --
                                                                              2005   1.605       1.647           --
                                                                              2004   1.424       1.605           --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................ 2009   0.940       0.914           --
                                                                              2008   1.537       0.940       66,052
                                                                              2007   1.497       1.537       66,578
                                                                              2006   1.329       1.497       66,610
                                                                              2005   1.302       1.329       59,105
                                                                              2004   1.207       1.302       50,491
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2013   1.247       1.449           --
                                                                              2012   1.151       1.247           --
                                                                              2011   1.177       1.151           --
                                                                              2010   1.072       1.177           --
                                                                              2009   0.892       1.072           --
                                                                              2008   1.218       0.892           --
                                                                              2007   1.122       1.218           --
                                                                              2006   1.065       1.122           --
                                                                              2005   1.042       1.065           --
                                                                              2004   0.945       1.042           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)..... 2011   0.947       0.934           --
                                                                              2010   0.886       0.947           --
                                                                              2009   0.771       0.886           --
                                                                              2008   1.000       0.771           --
                                                                              2007   1.008       1.000           --
                                                                              2006   0.989       1.008           --
                                                                              2005   0.987       0.989           --
                                                                              2004   0.997       0.987           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................. 2007   1.629       1.706           --
                                                                              2006   1.409       1.629        7,041
                                                                              2005   1.384       1.409        7,041
                                                                              2004   1.305       1.384           --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)......................... 2007   1.347       1.400           --
                                                                              2006   1.320       1.347        7,123
                                                                              2005   1.282       1.320        6,941
                                                                              2004   1.303       1.282        7,172
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)....................... 2007   1.583       1.636           --
                                                                              2006   1.457       1.583       41,638
                                                                              2005   1.354       1.457       42,158
                                                                              2004   1.268       1.354          378
 LMPVPII Growth and Income Subaccount (Class I) (7/03)....................... 2007   1.448       1.510           --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2006   1.317       1.448            --
                                                                          2005   1.298       1.317            --
                                                                          2004   1.224       1.298            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).............. 2007   1.583       1.643            --
                                                                          2006   1.380       1.583       108,690
                                                                          2005   1.365       1.380       137,175
                                                                          2004   1.238       1.365        65,061
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.770       1.948            --
                                                                          2006   1.612       1.770       100,934
                                                                          2005   1.521       1.612       109,351
                                                                          2004   1.253       1.521        73,136
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.074       1.106            --
                                                                          2005   1.057       1.074            --
                                                                          2004   0.981       1.057            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.743       1.677            --
                                                                          2007   1.679       1.743           827
                                                                          2006   1.770       1.679           786
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2013   1.813       1.950        65,443
                                                                          2012   1.584       1.813       113,189
                                                                          2011   1.577       1.584        75,990
                                                                          2010   1.387       1.577        65,769
                                                                          2009   0.961       1.387        66,580
                                                                          2008   1.295       0.961       125,574
                                                                          2007   1.287       1.295       129,869
                                                                          2006   1.226       1.287       173,995
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.609       1.684            --
                                                                          2006   1.525       1.609        14,624
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.441       1.892        12,836
                                                                          2012   1.297       1.441        13,070
                                                                          2011   1.322       1.297        13,601
                                                                          2010   1.200       1.322        13,587
                                                                          2009   1.029       1.200        13,320
                                                                          2008   1.676       1.029        12,353
                                                                          2007   1.670       1.676        11,823
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2013   1.000       1.015        21,274
                                                                          2012   0.809       1.000        32,568
                                                                          2011   0.873       0.809        31,016
                                                                          2010   0.767       0.873        45,744
                                                                          2009   0.580       0.767        76,228
                                                                          2008   1.014       0.580        81,411
                                                                          2007   1.216       1.014        87,240
                                                                          2006   1.003       1.216       137,758
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2013   1.972       2.492        29,786
                                                                          2012   1.641       1.972        30,826
                                                                          2011   1.809       1.641        29,801
                                                                          2010   1.685       1.809        29,372
                                                                          2009   1.202       1.685        66,965
                                                                          2008   2.112       1.202        60,602
                                                                          2007   1.654       2.112        66,808
                                                                          2006   1.620       1.654        63,907
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2013   2.011       2.575           866
                                                                          2012   1.587       2.011         8,394
                                                                          2011   1.885       1.587        10,977
                                                                          2010   1.651       1.885           873
                                                                          2009   1.085       1.651           876
                                                                          2008   1.871       1.085        14,505
                                                                          2007   1.928       1.871        17,893
                                                                          2006   1.756       1.928        45,238
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2013   1.570       2.081        61,561
                                                                          2012   1.354       1.570        62,590
                                                                          2011   1.404       1.354        64,048
                                                                          2010   1.249       1.404        64,897
                                                                          2009   1.004       1.249        98,588

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *...................... 2013   1.014       1.293        98,695
                                                                                2012   0.904       1.014       104,461
                                                                                2011   0.959       0.904       104,181
                                                                                2010   0.780       0.959       104,566
                                                                                2009   0.630       0.780       106,956
                                                                                2008   1.051       0.630       105,536
                                                                                2007   1.068       1.051       102,462
                                                                                2006   0.964       1.068            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)..................... 2013   1.502       2.067            --
                                                                                2012   1.296       1.502            --
                                                                                2011   1.335       1.296            --
                                                                                2010   1.078       1.335            --
                                                                                2009   0.821       1.078            --
                                                                                2008   1.366       0.821            --
                                                                                2007   1.253       1.366            --
                                                                                2006   1.267       1.253            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)..................... 2013   1.402       1.828            --
                                                                                2012   1.238       1.402            --
                                                                                2011   1.408       1.238            --
                                                                                2010   1.203       1.408            --
                                                                                2009   0.952       1.203            --
                                                                                2008   1.301       0.952            --
                                                                                2007   1.343       1.301            --
                                                                                2006   1.264       1.343            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........... 2009   0.887       0.876            --
                                                                                2008   1.213       0.887            --
                                                                                2007   1.165       1.213            --
                                                                                2006   1.106       1.165            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013   1.820       1.927        19,627
                                                                                2012   1.643       1.820        20,001
                                                                                2011   1.601       1.643        26,991
                                                                                2010   1.445       1.601        20,874
                                                                                2009   1.077       1.445        21,285
                                                                                2008   1.349       1.077        19,052
                                                                                2007   1.290       1.349        20,498
                                                                                2006   1.235       1.290        17,963
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.871       0.827            --
                                                                                2008   1.552       0.871        18,544
                                                                                2007   1.417       1.552        18,558
                                                                                2006   1.440       1.417        18,564
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   0.952       1.207            --
                                                                                2012   0.833       0.952            --
                                                                                2011   0.978       0.833            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2013   2.725       2.534            --
                                                                                2012   2.342       2.725            --
                                                                                2011   2.944       2.342            --
                                                                                2010   2.432       2.944            --
                                                                                2009   1.471       2.432            --
                                                                                2008   3.223       1.471            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.788       2.087        12,927
                                                                                2012   1.566       1.788        16,962
                                                                                2011   1.791       1.566        16,546
                                                                                2010   1.643       1.791        23,282
                                                                                2009   1.276       1.643        27,209
                                                                                2008   2.262       1.276        29,520
                                                                                2007   2.162       2.262        25,320
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   1.638       1.772            --
                                                                                2012   1.585       1.638           764
                                                                                2011   1.707       1.585           741
                                                                                2010   1.415       1.707           763
                                                                                2009   1.054       1.415           796
                                                                                2008   1.673       1.054           830
 MIST MLA Mid Cap Subaccount (Class B) (4/07).................................. 2013   1.030       1.114            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.000       1.030        74,774
                                                                          2011   1.078       1.000        81,209
                                                                          2010   0.897       1.078        95,612
                                                                          2009   0.670       0.897       102,789
                                                                          2008   1.109       0.670       110,720
                                                                          2007   1.257       1.109         3,095
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2013   1.046       1.301        96,305
                                                                          2012   0.882       1.046       111,947
                                                                          2011   0.984       0.882        95,158
                                                                          2010   0.867       0.984        95,488
                                                                          2009   0.634       0.867       156,961
                                                                          2008   1.089       0.634       169,256
                                                                          2007   1.047       1.089       169,046
                                                                          2006   0.996       1.047       169,798
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2013   1.542       1.374        57,677
                                                                          2012   1.441       1.542        79,461
                                                                          2011   1.321       1.441        81,155
                                                                          2010   1.250       1.321        89,670
                                                                          2009   1.079       1.250        90,811
                                                                          2008   1.180       1.079        99,731
                                                                          2007   1.119       1.180       117,393
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.512       1.452       193,908
                                                                          2012   1.414       1.512       397,814
                                                                          2011   1.401       1.414       344,649
                                                                          2010   1.323       1.401       156,400
                                                                          2009   1.192       1.323       160,310
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.431       1.864            --
                                                                          2012   1.322       1.431            --
                                                                          2011   1.415       1.322            --
                                                                          2010   1.244       1.415            --
                                                                          2009   1.026       1.244            --
                                                                          2008   1.561       1.026         8,241
                                                                          2007   1.519       1.561            --
                                                                          2006   1.418       1.519            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.153       1.271            --
                                                                          2006   1.100       1.153            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   1.649       1.639            --
                                                                          2012   1.510       1.649        39,872
                                                                          2011   1.489       1.510        14,295
                                                                          2010   1.356       1.489            --
                                                                          2009   1.041       1.356            --
                                                                          2008   1.191       1.041        69,527
                                                                          2007   1.142       1.191        69,013
                                                                          2006   1.106       1.142        69,017
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.797       1.875            --
                                                                          2012   1.638       1.797            --
                                                                          2011   2.034       1.638            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   0.981       1.284        40,639
                                                                          2012   0.850       0.981        45,447
                                                                          2011   0.904       0.850       101,681
                                                                          2010   0.790       0.904        45,600
                                                                          2009   0.681       0.790        72,747
                                                                          2008   1.093       0.681        72,174
                                                                          2007   1.074       1.093        72,094
                                                                          2006   1.001       1.074         7,088
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   0.998       1.294       111,894
                                                                          2012   0.864       0.998       119,704
                                                                          2011   0.970       0.864       115,019
                                                                          2010   0.827       0.970       112,855
                                                                          2009   0.668       0.827       113,441
                                                                          2008   0.973       0.668       139,491
                                                                          2007   1.025       0.973       139,672
                                                                          2006   1.003       1.025       125,035
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.276       1.240         7,570

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   1.213       1.276         8,092
                                                                                    2011   1.163       1.213         8,908
                                                                                    2010   1.097       1.163         9,758
                                                                                    2009   1.023       1.097        10,664
                                                                                    2008   1.083       1.023        20,128
                                                                                    2007   1.041       1.083        22,971
                                                                                    2006   1.006       1.041        11,864
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).................... 2013   1.177       1.546        28,842
                                                                                    2012   1.051       1.177        52,847
                                                                                    2011   1.180       1.051        39,201
                                                                                    2010   1.006       1.180        31,618
                                                                                    2009   0.802       1.006        32,049
 MSF BlackRock Diversified Subaccount (Class A) (5/09)............................. 2013   1.233       1.455            --
                                                                                    2012   1.121       1.233            --
                                                                                    2011   1.103       1.121            --
                                                                                    2010   1.028       1.103            --
                                                                                    2009   0.889       1.028            --
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............................ 2013   0.965       0.944       493,586
                                                                                    2012   0.986       0.965       270,151
                                                                                    2011   1.007       0.986       516,572
                                                                                    2010   1.029       1.007       818,186
                                                                                    2009   1.047       1.029       817,087
                                                                                    2008   1.040       1.047        36,968
                                                                                    2007   1.011       1.040       149,267
                                                                                    2006   0.993       1.011       142,957
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 2013   1.259       1.648         5,209
                                                                                    2012   1.140       1.259        11,652
                                                                                    2011   1.214       1.140        11,893
                                                                                    2010   1.107       1.214        12,151
                                                                                    2009   0.857       1.107        12,391
                                                                                    2008   1.394       0.857        16,688
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.749       0.781            --
                                                                                    2008   1.388       0.749         9,381
                                                                                    2007   1.364       1.388         9,392
                                                                                    2006   1.351       1.364         9,402
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013   1.222       1.342            --
                                                                                    2012   1.079       1.222           945
                                                                                    2011   1.176       1.079           947
                                                                                    2010   1.050       1.176           950
                                                                                    2009   0.882       1.050           954
                                                                                    2008   1.477       0.882        35,230
                                                                                    2007   1.450       1.477        43,749
                                                                                    2006   1.419       1.450        43,754
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.566       2.033         2,485
                                                                                    2012   1.443       1.566         6,744
                                                                                    2011   1.522       1.443         2,514
                                                                                    2010   1.350       1.522         2,531
                                                                                    2009   0.925       1.350         2,549
                                                                                    2008   1.741       0.925         2,568
                                                                                    2007   1.478       1.741         2,584
                                                                                    2006   1.519       1.478         2,599
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.907       0.981            --
                                                                                    2010   0.801       0.907            --
                                                                                    2009   0.622       0.801            --
                                                                                    2008   1.068       0.622            --
                                                                                    2007   1.056       1.068            --
                                                                                    2006   1.002       1.056            --
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.234       1.259            --
                                                                                    2012   1.155       1.234            --
                                                                                    2011   1.143       1.155            --
                                                                                    2010   1.061       1.143            --
                                                                                    2009   0.899       1.061            --
                                                                                    2008   1.073       0.899            --
                                                                                    2007   1.039       1.073            --
                                                                                    2006   1.001       1.039            --
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.173       1.273            --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   1.075       1.173            --
                                                                                  2011   1.087       1.075            --
                                                                                  2010   0.996       1.087            --
                                                                                  2009   0.823       0.996            --
                                                                                  2008   1.072       0.823            --
                                                                                  2007   1.045       1.072            --
                                                                                  2006   1.002       1.045            --
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)..................... 2013   1.100       1.270            --
                                                                                  2012   0.992       1.100            --
                                                                                  2011   1.028       0.992            --
                                                                                  2010   0.928       1.028            --
                                                                                  2009   0.749       0.928            --
                                                                                  2008   1.073       0.749            --
                                                                                  2007   1.051       1.073            --
                                                                                  2006   1.002       1.051            --
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)....... 2013   1.027       1.250            --
                                                                                  2012   0.910       1.027            --
                                                                                  2011   0.966       0.910            --
                                                                                  2010   0.861       0.966            --
                                                                                  2009   0.681       0.861            --
                                                                                  2008   1.073       0.681            --
                                                                                  2007   1.055       1.073            --
                                                                                  2006   1.002       1.055            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................. 2013   1.108       1.428        34,598
                                                                                  2012   0.981       1.108        51,683
                                                                                  2011   0.986       0.981        56,684
                                                                                  2010   0.880       0.986        56,735
                                                                                  2009   0.718       0.880        73,571
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)....................... 2013   1.424       1.656        15,673
                                                                                  2012   1.307       1.424        34,195
                                                                                  2011   1.307       1.307        33,961
                                                                                  2010   1.215       1.307        34,319
                                                                                  2009   1.049       1.215        34,027
                                                                                  2008   1.379       1.049        39,367
                                                                                  2007   1.353       1.379        40,071
                                                                                  2006   1.271       1.353        39,980
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).............................. 2013   1.385       1.840        65,678
                                                                                  2012   1.213       1.385        64,563
                                                                                  2011   1.229       1.213        67,029
                                                                                  2010   1.127       1.229        66,294
                                                                                  2009   0.953       1.127        62,233
                                                                                  2008   1.443       0.953        66,855
                                                                                  2007   1.370       1.443        67,056
                                                                                  2006   1.244       1.370       106,767
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........................ 2013   1.784       2.220           822
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........................ 2013   1.122       1.394        60,534
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................. 2013   1.158       1.573            --
                                                                                  2012   0.997       1.158         7,319
                                                                                  2011   1.033       0.997         7,360
                                                                                  2010   0.904       1.033         7,536
                                                                                  2009   0.646       0.904        16,172
                                                                                  2008   1.137       0.646        14,189
                                                                                  2007   1.065       1.137            --
                                                                                  2006   0.998       1.065            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2013   1.563       2.205         5,814
                                                                                  2012   1.378       1.563        23,493
                                                                                  2011   1.388       1.378        23,932
                                                                                  2010   1.053       1.388        25,650
                                                                                  2009   0.776       1.053        25,769
                                                                                  2008   1.185       0.776        25,873
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2007   1.134       1.175            --
                                                                                  2006   1.071       1.134         4,259
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...... 2013   1.173       1.141        26,108

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012   1.157       1.173        27,323
                                                                            2011   1.119       1.157        28,495
                                                                            2010   1.079       1.119        29,746
                                                                            2009   1.055       1.079        30,907
                                                                            2008   1.080       1.055        36,576
                                                                            2007   1.056       1.080        32,850
                                                                            2006   1.024       1.056        32,850
Money Market Portfolio
 Money Market Subaccount (5/03)............................................ 2006   0.986       0.993            --
                                                                            2005   0.979       0.986       248,822
                                                                            2004   0.990       0.979       228,855
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)............ 2006   1.085       1.145            --
                                                                            2005   1.049       1.085            --
                                                                            2004   0.991       1.049            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)............ 2007   1.094       1.114            --
                                                                            2006   1.110       1.094       109,562
                                                                            2005   1.111       1.110       247,896
                                                                            2004   1.042       1.111       179,040
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)........... 2009   1.152       1.188            --
                                                                            2008   1.123       1.152       243,442
                                                                            2007   1.055       1.123       252,025
                                                                            2006   1.039       1.055       254,812
                                                                            2005   1.036       1.039       174,033
                                                                            2004   1.009       1.036       135,135
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)............... 2007   2.011       2.174            --
                                                                            2006   1.609       2.011            --
                                                                            2005   1.465       1.609            --
                                                                            2004   1.288       1.465            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03).................... 2007   2.116       2.255            --
                                                                            2006   1.843       2.116        80,633
                                                                            2005   1.759       1.843        84,475
                                                                            2004   1.424       1.759        90,101
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)...................... 2006   1.354       1.440            --
                                                                            2005   1.273       1.354        18,579
                                                                            2004   1.221       1.273        18,594
 Travelers Convertible Securities Subaccount (6/03)........................ 2006   1.161       1.235            --
                                                                            2005   1.182       1.161        17,971
                                                                            2004   1.136       1.182        17,979
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)..................... 2006   1.623       1.770            --
                                                                            2005   1.475       1.623           800
                                                                            2004   1.294       1.475            --
 Travelers Equity Income Subaccount (5/03)................................. 2006   1.353       1.419            --
                                                                            2005   1.323       1.353        42,718
                                                                            2004   1.230       1.323        41,759
 Travelers Federated High Yield Subaccount (5/03).......................... 2006   1.198       1.226            --
                                                                            2005   1.193       1.198       141,714
                                                                            2004   1.104       1.193        90,338
 Travelers Federated Stock Subaccount (6/03)............................... 2006   1.390       1.437            --
                                                                            2005   1.348       1.390            --
                                                                            2004   1.246       1.348            --
 Travelers Large Cap Subaccount (6/03)..................................... 2006   1.313       1.351            --
                                                                            2005   1.234       1.313         1,048
                                                                            2004   1.184       1.234            --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)......... 2006   1.096       1.164            --
                                                                            2005   1.000       1.096            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)....... 2006   1.027       1.029            --
                                                                            2005   1.000       1.027            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)........... 2006   1.063       1.099            --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2005   1.000       1.063            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.074       1.118            --
                                                                                      2005   1.000       1.074            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.043       1.062            --
                                                                                      2005   1.000       1.043            --
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.439       1.525            --
                                                                                      2005   1.312       1.439        67,553
                                                                                      2004   1.157       1.312        18,211
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................. 2006   1.438       1.519            --
                                                                                      2005   1.426       1.438         2,616
                                                                                      2004   1.277       1.426            --
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)............................... 2006   1.233       1.271            --
                                                                                      2005   1.224       1.233       120,551
                                                                                      2004   1.122       1.224       106,714
 Travelers MFS(Reg. TM) Value Subaccount (5/04)...................................... 2006   1.154       1.244            --
                                                                                      2005   1.107       1.154       111,542
                                                                                      2004   0.961       1.107            --
 Travelers Mondrian International Stock Subaccount (6/03)............................ 2006   1.531       1.756            --
                                                                                      2005   1.429       1.531        31,852
                                                                                      2004   1.261       1.429            --
 Travelers Pioneer Fund Subaccount (6/03)............................................ 2006   1.339       1.418            --
                                                                                      2005   1.291       1.339            --
                                                                                      2004   1.187       1.291            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 2006   1.047       1.100            --
                                                                                      2005   1.000       1.047            --
 Travelers Pioneer Strategic Income Subaccount (5/04)................................ 2006   1.097       1.106            --
                                                                                      2005   1.081       1.097            --
                                                                                      2004   0.970       1.081            --
 Travelers Quality Bond Subaccount (5/03)............................................ 2006   1.017       1.006            --
                                                                                      2005   1.022       1.017        83,884
                                                                                      2004   1.011       1.022       115,684
 Travelers Strategic Equity Subaccount (6/03)........................................ 2006   1.318       1.373            --
                                                                                      2005   1.320       1.318         8,228
                                                                                      2004   1.224       1.320         8,236
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05).................... 2006   1.103       1.267            --
                                                                                      2005   1.000       1.103            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)..................... 2006   1.104       1.264            --
                                                                                      2005   1.000       1.104            --
 Travelers U.S. Government Securities Subaccount (5/04).............................. 2006   1.065       1.024            --
                                                                                      2005   1.043       1.065       165,026
                                                                                      2004   0.979       1.043            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03).................................. 2009   1.003       0.971            --
                                                                                      2008   1.597       1.003       127,630
                                                                                      2007   1.671       1.597       126,489
                                                                                      2006   1.471       1.671       157,891
                                                                                      2005   1.443       1.471       214,607
                                                                                      2004   1.256       1.443        81,080
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).............................. 2009   0.813       0.832            --
                                                                                      2008   1.459       0.813            --
                                                                                      2007   1.326       1.459            --
                                                                                      2006   1.269       1.326            --
                                                                                      2005   1.202       1.269            --
                                                                                      2004   1.183       1.202            --

                              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03).............. 2006   1.313       1.276            --
                                                                              2005   1.168       1.313         2,338
                                                                              2004   1.102       1.168            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).................... 2013   1.938       2.449       649,146
                                                                              2012   1.617       1.938       690,699
                                                                              2011   1.814       1.617       797,771
                                                                              2010   1.659       1.814       924,544
                                                                              2009   1.192       1.659     1,044,018
                                                                              2008   1.978       1.192     1,141,028
                                                                              2007   1.761       1.978     1,150,538
                                                                              2006   1.494       1.761     1,356,016
                                                                              2005   1.339       1.494     1,020,543
                                                                              2004   1.206       1.339        37,254
 American Funds Growth Subaccount (Class 2) (5/03)........................... 2013   1.600       2.037     2,384,674
                                                                              2012   1.388       1.600     2,716,642
                                                                              2011   1.482       1.388     2,970,575
                                                                              2010   1.276       1.482     3,446,041
                                                                              2009   0.936       1.276     3,909,891
                                                                              2008   1.708       0.936     4,043,683
                                                                              2007   1.554       1.708     3,978,956
                                                                              2006   1.441       1.554     4,265,814
                                                                              2005   1.268       1.441     3,617,683
                                                                              2004   1.152       1.268       150,607
 American Funds Growth-Income Subaccount (Class 2) (5/03).................... 2013   1.397       1.825     2,413,083
                                                                              2012   1.216       1.397     2,701,226
                                                                              2011   1.266       1.216     3,094,800
                                                                              2010   1.161       1.266     3,467,359
                                                                              2009   0.905       1.161     3,592,504
                                                                              2008   1.488       0.905     3,719,738
                                                                              2007   1.448       1.488     3,973,463
                                                                              2006   1.285       1.448     4,274,112
                                                                              2005   1.241       1.285     3,793,793
                                                                              2004   1.149       1.241       165,767
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)............................................ 2006   1.534       1.514            --
                                                                              2005   1.326       1.534       818,380
                                                                              2004   1.134       1.326        65,584
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)........................ 2006   1.634       2.121            --
                                                                              2005   1.559       1.634       503,067
                                                                              2004   1.213       1.559       104,263
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................. 2008   1.364       1.303            --
                                                                              2007   1.302       1.364       314,653
                                                                              2006   1.142       1.302       326,344
                                                                              2005   1.119       1.142       240,724
                                                                              2004   1.089       1.119        11,846
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 2008   1.181       1.113            --
                                                                              2007   1.358       1.181       716,957
                                                                              2006   1.337       1.358       707,287
                                                                              2005   1.292       1.337       616,359
                                                                              2004   1.186       1.292        50,940
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 2006   1.298       1.409            --
                                                                              2005   1.204       1.298     1,885,381
                                                                              2004   1.082       1.204        13,789
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)........ 2006   1.295       1.441            --
                                                                              2005   1.202       1.295       492,360
                                                                              2004   1.123       1.202        33,250
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 2013   1.714       2.196     1,003,752

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2012   1.509       1.714     1,127,745
                                                                                       2011   1.587       1.509     1,198,636
                                                                                       2010   1.387       1.587     1,284,388
                                                                                       2009   1.047       1.387     1,399,567
                                                                                       2008   1.867       1.047     1,583,569
                                                                                       2007   1.628       1.867     1,646,796
                                                                                       2006   1.493       1.628     1,766,849
                                                                                       2005   1.308       1.493     1,255,003
                                                                                       2004   1.161       1.308        18,589
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2013   1.489       2.014         3,371
                                                                                       2012   1.245       1.489         3,656
                                                                                       2011   1.309       1.245         3,889
                                                                                       2010   1.134       1.309         4,158
                                                                                       2009   0.854       1.134         4,438
                                                                                       2008   1.488       0.854         4,433
                                                                                       2007   1.426       1.488         4,011
                                                                                       2006   1.280       1.426         4,125
                                                                                       2005   1.085       1.280         4,126
                                                                                       2004   1.095       1.085            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................. 2013   2.197       2.920       639,701
                                                                                       2012   1.961       2.197       749,249
                                                                                       2011   2.248       1.961       785,623
                                                                                       2010   1.788       2.248       797,891
                                                                                       2009   1.308       1.788       950,303
                                                                                       2008   2.213       1.308       980,802
                                                                                       2007   1.962       2.213       963,717
                                                                                       2006   1.784       1.962     1,093,420
                                                                                       2005   1.545       1.784       977,292
                                                                                       2004   1.267       1.545        77,689
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03).......................... 2006   1.339       1.551            --
                                                                                       2005   1.238       1.339       505,524
                                                                                       2004   1.124       1.238         3,525
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........... 2008   3.187       2.894            --
                                                                                       2007   2.530       3.187       506,025
                                                                                       2006   2.019       2.530       655,796
                                                                                       2005   1.620       2.019       614,776
                                                                                       2004   1.328       1.620         6,918
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)...................... 2013   1.708       2.054       810,535
                                                                                       2012   1.477       1.708       892,122
                                                                                       2011   1.689       1.477       974,513
                                                                                       2010   1.593       1.689     1,045,008
                                                                                       2009   1.188       1.593     1,143,831
                                                                                       2008   2.037       1.188     1,222,137
                                                                                       2007   1.804       2.037     1,379,337
                                                                                       2006   1.518       1.804     1,194,699
                                                                                       2005   1.409       1.518       976,249
                                                                                       2004   1.215       1.409        35,367
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)....................... 2006   1.432       1.706            --
                                                                                       2005   1.344       1.432     1,842,779
                                                                                       2004   1.184       1.344        84,054
High Yield Bond Trust
 High Yield Bond Trust (6/04)......................................................... 2006   1.049       1.070            --
                                                                                       2005   1.058       1.049       554,017
                                                                                       2004   0.989       1.058        87,615
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03).............................. 2006   1.173       1.209            --
                                                                                       2005   1.114       1.173            --
                                                                                       2004   1.051       1.114            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03).................. 2010   1.442       1.459            --
                                                                                       2009   1.173       1.442            --
                                                                                       2008   1.690       1.173            --
                                                                                       2007   1.419       1.690            --
                                                                                       2006   1.364       1.419            --
                                                                                       2005   1.242       1.364            --
                                                                                       2004   1.111       1.242            --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)....................... 2008   1.493       1.403            --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   1.395       1.493            --
                                                                                   2006   1.209       1.395            --
                                                                                   2005   1.171       1.209            --
                                                                                   2004   1.145       1.171            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................. 2011   1.708       1.824            --
                                                                                   2010   1.403       1.708        84,656
                                                                                   2009   0.914       1.403       110,409
                                                                                   2008   1.668       0.914       136,456
                                                                                   2007   1.402       1.668       127,557
                                                                                   2006   1.329       1.402       105,391
                                                                                   2005   1.217       1.329        94,478
                                                                                   2004   1.238       1.217         1,759
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03).................................... 2006   1.404       1.568            --
                                                                                   2005   1.380       1.404       303,471
                                                                                   2004   1.228       1.380         1,848
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2013   1.545       2.234       333,666
                                                                                   2012   1.331       1.545       352,281
                                                                                   2011   1.328       1.331       390,711
                                                                                   2010   1.086       1.328       459,942
                                                                                   2009   0.825       1.086       493,226
                                                                                   2008   1.415       0.825       503,618
                                                                                   2007   1.473       1.415       595,221
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   1.348       1.743       272,027
                                                                                   2012   1.199       1.348       180,451
                                                                                   2011   1.306       1.199       204,240
                                                                                   2010   1.145       1.306       243,750
                                                                                   2009   0.905       1.145       240,105
                                                                                   2008   1.459       0.905       244,917
                                                                                   2007   1.529       1.459       261,378
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2013   1.473       1.873        27,110
                                                                                   2012   1.299       1.473        48,085
                                                                                   2011   1.294       1.299        54,407
                                                                                   2010   1.175       1.294        63,454
                                                                                   2009   0.983       1.175        63,235
                                                                                   2008   1.422       0.983        73,109
                                                                                   2007   1.379       1.422        71,124
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)......... 2013   1.318       1.777       158,022
                                                                                   2012   1.120       1.318       169,862
                                                                                   2011   1.152       1.120       200,841
                                                                                   2010   1.072       1.152       206,203
                                                                                   2009   0.770       1.072       207,644
                                                                                   2008   1.255       0.770       212,178
                                                                                   2007   1.259       1.255       219,027
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03).......... 2013   1.446       1.872       113,949
                                                                                   2012   1.269       1.446       126,729
                                                                                   2011   1.236       1.269       135,740
                                                                                   2010   1.154       1.236       141,934
                                                                                   2009   0.948       1.154       145,454
                                                                                   2008   1.505       0.948       146,376
                                                                                   2007   1.481       1.505       148,189
                                                                                   2006   1.280       1.481       151,038
                                                                                   2005   1.228       1.280       132,437
                                                                                   2004   1.137       1.228        45,303
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)......... 2013   2.010       2.892       148,790
                                                                                   2012   1.721       2.010       173,988
                                                                                   2011   1.735       1.721       205,303
                                                                                   2010   1.417       1.735       204,100
                                                                                   2009   1.014       1.417       229,767
                                                                                   2008   1.749       1.014       252,875
                                                                                   2007   1.626       1.749       261,933
                                                                                   2006   1.474       1.626       279,667
                                                                                   2005   1.436       1.474       264,336
                                                                                   2004   1.275       1.436        47,850
 LMPVET Equity Index Subaccount (Class II) (5/03)................................. 2009   0.874       0.849            --

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                             2008   1.429       0.874       838,597
                                                                             2007   1.393       1.429       848,805
                                                                             2006   1.237       1.393       874,703
                                                                             2005   1.213       1.237       702,497
                                                                             2004   1.124       1.213        48,594
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)...... 2013   1.242       1.442        26,033
                                                                             2012   1.147       1.242        26,163
                                                                             2011   1.173       1.147        56,534
                                                                             2010   1.069       1.173        93,681
                                                                             2009   0.889       1.069        93,119
                                                                             2008   1.216       0.889        90,377
                                                                             2007   1.121       1.216        90,634
                                                                             2006   1.064       1.121        91,880
                                                                             2005   1.042       1.064        78,032
                                                                             2004   0.945       1.042            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03).... 2011   0.944       0.931            --
                                                                             2010   0.884       0.944       581,580
                                                                             2009   0.769       0.884       480,109
                                                                             2008   0.998       0.769       467,154
                                                                             2007   1.006       0.998       513,791
                                                                             2006   0.988       1.006       494,797
                                                                             2005   0.987       0.988       513,247
                                                                             2004   0.997       0.987        62,405
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)................................. 2007   1.473       1.543            --
                                                                             2006   1.275       1.473       202,778
                                                                             2005   1.253       1.275       197,652
                                                                             2004   1.182       1.253        88,206
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)........................ 2007   1.219       1.267            --
                                                                             2006   1.196       1.219       249,371
                                                                             2005   1.161       1.196       187,950
                                                                             2004   1.181       1.161        57,722
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)...................... 2007   1.439       1.487            --
                                                                             2006   1.324       1.439       611,608
                                                                             2005   1.232       1.324       458,522
                                                                             2004   1.154       1.232        77,889
 LMPVPII Growth and Income Subaccount (Class I) (7/03)...................... 2007   1.332       1.388            --
                                                                             2006   1.211       1.332        71,646
                                                                             2005   1.195       1.211        51,085
                                                                             2004   1.127       1.195        21,267
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)................. 2007   1.472       1.527            --
                                                                             2006   1.283       1.472     1,048,214
                                                                             2005   1.270       1.283       862,943
                                                                             2004   1.153       1.270         2,656
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)..................... 2007   1.640       1.804            --
                                                                             2006   1.494       1.640     1,065,798
                                                                             2005   1.411       1.494       955,093
                                                                             2004   1.163       1.411        61,026
Managed Assets Trust
 Managed Assets Trust (5/04)................................................ 2006   1.073       1.105            --
                                                                             2005   1.057       1.073       769,875
                                                                             2004   0.981       1.057            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................ 2008   1.599       1.538            --
                                                                             2007   1.541       1.599       104,866
                                                                             2006   1.625       1.541       114,960
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................... 2013   1.747       1.878       368,255

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.528       1.747       404,634
                                                                          2011   1.522       1.528       420,297
                                                                          2010   1.339       1.522       367,542
                                                                          2009   0.929       1.339       493,560
                                                                          2008   1.251       0.929       619,979
                                                                          2007   1.244       1.251       818,690
                                                                          2006   1.185       1.244       395,062
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.507       1.577            --
                                                                          2006   1.428       1.507       407,536
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.345       1.765       272,938
                                                                          2012   1.211       1.345       262,350
                                                                          2011   1.236       1.211       331,624
                                                                          2010   1.122       1.236       411,768
                                                                          2009   0.962       1.122       447,645
                                                                          2008   1.569       0.962       441,675
                                                                          2007   1.563       1.569       412,214
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2013   0.997       1.012       582,588
                                                                          2012   0.807       0.997       613,356
                                                                          2011   0.871       0.807       687,124
                                                                          2010   0.765       0.871       788,405
                                                                          2009   0.579       0.765       905,831
                                                                          2008   1.013       0.579       954,582
                                                                          2007   1.215       1.013       874,392
                                                                          2006   1.003       1.215       890,783
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2013   1.838       2.321       468,240
                                                                          2012   1.530       1.838       554,192
                                                                          2011   1.687       1.530       749,805
                                                                          2010   1.572       1.687       776,075
                                                                          2009   1.122       1.572       862,979
                                                                          2008   1.973       1.122       922,485
                                                                          2007   1.546       1.973       927,984
                                                                          2006   1.514       1.546       986,471
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2013   1.852       2.370       197,978
                                                                          2012   1.463       1.852       215,044
                                                                          2011   1.738       1.463       215,166
                                                                          2010   1.523       1.738       250,592
                                                                          2009   1.002       1.523       312,495
                                                                          2008   1.727       1.002       361,162
                                                                          2007   1.781       1.727       348,947
                                                                          2006   1.623       1.781       346,712
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2013   1.415       1.874       434,350
                                                                          2012   1.220       1.415       586,063
                                                                          2011   1.266       1.220       619,158
                                                                          2010   1.127       1.266       640,434
                                                                          2009   0.906       1.127       829,741
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2013   1.011       1.288       830,149
                                                                          2012   0.901       1.011       899,878
                                                                          2011   0.956       0.901     1,026,784
                                                                          2010   0.779       0.956     1,071,669
                                                                          2009   0.629       0.779     1,401,084
                                                                          2008   1.051       0.629     1,360,483
                                                                          2007   1.068       1.051     1,512,748
                                                                          2006   0.964       1.068           147
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2013   1.497       2.058        76,592
                                                                          2012   1.291       1.497        70,465
                                                                          2011   1.331       1.291        71,035
                                                                          2010   1.076       1.331        49,225
                                                                          2009   0.820       1.076        57,435
                                                                          2008   1.365       0.820        70,163
                                                                          2007   1.252       1.365        48,471
                                                                          2006   1.267       1.252        55,001
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2013   1.396       1.820        51,016

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.234       1.396        45,542
                                                                                2011   1.404       1.234        39,649
                                                                                2010   1.201       1.404        68,812
                                                                                2009   0.951       1.201        43,078
                                                                                2008   1.300       0.951        56,727
                                                                                2007   1.342       1.300        23,148
                                                                                2006   1.264       1.342        18,011
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........... 2009   0.885       0.874            --
                                                                                2008   1.210       0.885       465,448
                                                                                2007   1.164       1.210       468,129
                                                                                2006   1.105       1.164       485,658
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013   1.724       1.825       210,599
                                                                                2012   1.558       1.724       163,346
                                                                                2011   1.519       1.558       171,336
                                                                                2010   1.372       1.519       170,851
                                                                                2009   1.023       1.372       186,401
                                                                                2008   1.281       1.023       146,992
                                                                                2007   1.226       1.281       150,330
                                                                                2006   1.175       1.226       171,989
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.820       0.778            --
                                                                                2008   1.462       0.820       131,271
                                                                                2007   1.335       1.462       145,757
                                                                                2006   1.357       1.335       158,802
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   0.949       1.202       327,249
                                                                                2012   0.831       0.949       444,424
                                                                                2011   0.975       0.831       452,213
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2013   2.445       2.272       398,185
                                                                                2012   2.102       2.445       359,674
                                                                                2011   2.643       2.102       377,152
                                                                                2010   2.185       2.643       389,471
                                                                                2009   1.322       2.185       430,807
                                                                                2008   2.898       1.322       448,281
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.631       1.903       375,954
                                                                                2012   1.429       1.631       423,883
                                                                                2011   1.636       1.429       514,171
                                                                                2010   1.501       1.636       542,075
                                                                                2009   1.166       1.501       554,678
                                                                                2008   2.069       1.166       586,996
                                                                                2007   1.978       2.069        13,231
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   1.499       1.621            --
                                                                                2012   1.451       1.499        61,869
                                                                                2011   1.564       1.451        63,174
                                                                                2010   1.297       1.564        67,963
                                                                                2009   0.967       1.297        85,165
                                                                                2008   1.535       0.967        93,830
 MIST MLA Mid Cap Subaccount (Class B) (4/07).................................. 2013   1.026       1.110            --
                                                                                2012   0.996       1.026       473,681
                                                                                2011   1.075       0.996       505,149
                                                                                2010   0.895       1.075       463,499
                                                                                2009   0.669       0.895       398,822
                                                                                2008   1.108       0.669       378,102
                                                                                2007   1.255       1.108        17,040
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.042       1.296     3,007,046
                                                                                2012   0.879       1.042     3,633,207
                                                                                2011   0.981       0.879     3,846,523
                                                                                2010   0.865       0.981     4,047,274
                                                                                2009   0.633       0.865     4,693,468
                                                                                2008   1.088       0.633     4,903,552
                                                                                2007   1.047       1.088     5,301,266
                                                                                2006   0.996       1.047     6,033,310
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............. 2013   1.461       1.301       771,143
                                                                                2012   1.367       1.461     1,013,468
                                                                                2011   1.253       1.367     1,151,093
                                                                                2010   1.186       1.253     1,238,422
                                                                                2009   1.024       1.186     1,265,695
                                                                                2008   1.121       1.024     1,195,507
                                                                                2007   1.063       1.121     1,338,887

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.471       1.411     3,776,771
                                                                          2012   1.376       1.471     3,883,138
                                                                          2011   1.364       1.376     4,148,350
                                                                          2010   1.289       1.364     2,490,762
                                                                          2009   1.161       1.289     2,713,340
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.351       1.759        25,431
                                                                          2012   1.249       1.351        25,650
                                                                          2011   1.338       1.249        25,596
                                                                          2010   1.177       1.338        25,589
                                                                          2009   0.971       1.177        27,163
                                                                          2008   1.478       0.971        26,870
                                                                          2007   1.439       1.478        26,917
                                                                          2006   1.344       1.439       144,548
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.152       1.270            --
                                                                          2006   1.099       1.152        16,748
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   1.642       1.631       458,212
                                                                          2012   1.504       1.642       478,491
                                                                          2011   1.484       1.504       482,061
                                                                          2010   1.352       1.484       520,864
                                                                          2009   1.038       1.352       679,018
                                                                          2008   1.189       1.038       774,968
                                                                          2007   1.140       1.189       988,568
                                                                          2006   1.105       1.140     1,031,345
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.604       1.673            --
                                                                          2012   1.463       1.604        61,352
                                                                          2011   1.817       1.463        42,051
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   0.978       1.279     1,476,445
                                                                          2012   0.847       0.978     1,661,874
                                                                          2011   0.902       0.847     1,844,292
                                                                          2010   0.788       0.902     2,043,400
                                                                          2009   0.681       0.788     2,318,149
                                                                          2008   1.092       0.681     2,720,214
                                                                          2007   1.073       1.092     2,916,660
                                                                          2006   1.001       1.073     1,529,139
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   0.995       1.289     1,121,851
                                                                          2012   0.862       0.995     1,367,859
                                                                          2011   0.968       0.862     1,433,184
                                                                          2010   0.825       0.968     1,501,589
                                                                          2009   0.667       0.825     1,778,406
                                                                          2008   0.972       0.667     1,745,181
                                                                          2007   1.025       0.972     1,890,953
                                                                          2006   1.003       1.025     1,275,885
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.243       1.207       306,651
                                                                          2012   1.182       1.243       280,725
                                                                          2011   1.134       1.182       352,335
                                                                          2010   1.070       1.134       390,685
                                                                          2009   0.999       1.070       559,412
                                                                          2008   1.057       0.999       468,495
                                                                          2007   1.017       1.057       614,197
                                                                          2006   0.983       1.017       520,252
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.115       1.463       325,831
                                                                          2012   0.996       1.115       377,758
                                                                          2011   1.118       0.996       424,725
                                                                          2010   0.954       1.118       431,532
                                                                          2009   0.761       0.954       475,973
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.227       1.448       361,342
                                                                          2012   1.117       1.227       350,182
                                                                          2011   1.100       1.117       353,357
                                                                          2010   1.025       1.100       476,141
                                                                          2009   0.887       1.025       471,185
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2013   0.962       0.941     4,784,533

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   0.984       0.962     5,447,560
                                                                                    2011   1.005       0.984     5,574,947
                                                                                    2010   1.028       1.005     5,758,011
                                                                                    2009   1.046       1.028     7,628,176
                                                                                    2008   1.040       1.046     7,012,301
                                                                                    2007   1.012       1.040     4,380,223
                                                                                    2006   0.993       1.012     4,014,525
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 2013   1.170       1.530       274,885
                                                                                    2012   1.060       1.170       240,600
                                                                                    2011   1.129       1.060       304,655
                                                                                    2010   1.030       1.129       300,993
                                                                                    2009   0.798       1.030       421,963
                                                                                    2008   1.298       0.798       386,755
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.711       0.741            --
                                                                                    2008   1.317       0.711       343,411
                                                                                    2007   1.296       1.317       276,408
                                                                                    2006   1.283       1.296       282,614
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013   1.130       1.241            --
                                                                                    2012   0.999       1.130       717,294
                                                                                    2011   1.089       0.999       786,607
                                                                                    2010   0.973       1.089       829,482
                                                                                    2009   0.817       0.973       880,256
                                                                                    2008   1.369       0.817       931,125
                                                                                    2007   1.345       1.369     1,020,680
                                                                                    2006   1.316       1.345     1,114,110
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.417       1.839       229,575
                                                                                    2012   1.307       1.417       239,819
                                                                                    2011   1.379       1.307       220,475
                                                                                    2010   1.224       1.379       238,600
                                                                                    2009   0.838       1.224       252,987
                                                                                    2008   1.580       0.838       284,819
                                                                                    2007   1.341       1.580       223,289
                                                                                    2006   1.379       1.341       223,329
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.905       0.978            --
                                                                                    2010   0.799       0.905       523,582
                                                                                    2009   0.621       0.799       465,327
                                                                                    2008   1.067       0.621       482,672
                                                                                    2007   1.056       1.067       526,314
                                                                                    2006   1.002       1.056       671,207
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.230       1.254       762,184
                                                                                    2012   1.151       1.230       752,126
                                                                                    2011   1.140       1.151       764,076
                                                                                    2010   1.059       1.140       621,182
                                                                                    2009   0.898       1.059       722,607
                                                                                    2008   1.072       0.898       578,047
                                                                                    2007   1.038       1.072       152,633
                                                                                    2006   1.001       1.038       129,982
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.169       1.268       597,979
                                                                                    2012   1.072       1.169       751,400
                                                                                    2011   1.085       1.072       741,163
                                                                                    2010   0.994       1.085       628,820
                                                                                    2009   0.822       0.994       317,946
                                                                                    2008   1.071       0.822       164,694
                                                                                    2007   1.045       1.071       420,572
                                                                                    2006   1.002       1.045            --
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2013   1.096       1.265     1,963,839
                                                                                    2012   0.989       1.096     2,016,439
                                                                                    2011   1.025       0.989     2,026,546
                                                                                    2010   0.926       1.025     2,048,328
                                                                                    2009   0.748       0.926     2,123,102
                                                                                    2008   1.072       0.748     2,600,791
                                                                                    2007   1.050       1.072     3,361,865
                                                                                    2006   1.002       1.050     3,734,876
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 2013   1.024       1.245       396,512

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   0.907       1.024       504,854
                                                                                  2011   0.964       0.907       933,091
                                                                                  2010   0.859       0.964     1,284,074
                                                                                  2009   0.680       0.859     1,347,042
                                                                                  2008   1.072       0.680     1,111,255
                                                                                  2007   1.055       1.072     1,477,379
                                                                                  2006   1.002       1.055     1,825,641
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................. 2013   1.104       1.422       904,807
                                                                                  2012   0.978       1.104       985,031
                                                                                  2011   0.984       0.978       744,065
                                                                                  2010   0.878       0.984       878,891
                                                                                  2009   0.717       0.878     1,033,347
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)....................... 2013   1.340       1.556     1,463,978
                                                                                  2012   1.230       1.340     1,558,668
                                                                                  2011   1.230       1.230     1,779,668
                                                                                  2010   1.145       1.230     1,847,901
                                                                                  2009   0.988       1.145     2,157,425
                                                                                  2008   1.301       0.988     2,254,271
                                                                                  2007   1.276       1.301     2,419,094
                                                                                  2006   1.199       1.276     2,486,757
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).............................. 2013   1.379       1.831       830,630
                                                                                  2012   1.208       1.379       404,317
                                                                                  2011   1.225       1.208       448,332
                                                                                  2010   1.124       1.225       486,463
                                                                                  2009   0.951       1.124       566,943
                                                                                  2008   1.440       0.951       598,060
                                                                                  2007   1.368       1.440       584,107
                                                                                  2006   1.243       1.368       538,257
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........................ 2013   1.633       2.031        26,461
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........................ 2013   1.117       1.388       441,462
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................. 2013   1.154       1.567       115,776
                                                                                  2012   0.994       1.154       130,480
                                                                                  2011   1.030       0.994       197,401
                                                                                  2010   0.902       1.030       296,460
                                                                                  2009   0.645       0.902       386,707
                                                                                  2008   1.136       0.645       395,142
                                                                                  2007   1.064       1.136        34,696
                                                                                  2006   0.998       1.064         2,904
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2013   1.555       2.194       381,437
                                                                                  2012   1.372       1.555       467,633
                                                                                  2011   1.382       1.372       580,971
                                                                                  2010   1.049       1.382       733,074
                                                                                  2009   0.774       1.049       999,289
                                                                                  2008   1.182       0.774     1,087,541
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2007   1.133       1.174            --
                                                                                  2006   1.070       1.133       520,980
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...... 2013   1.168       1.135       200,803
                                                                                  2012   1.153       1.168       349,518
                                                                                  2011   1.115       1.153       382,110
                                                                                  2010   1.076       1.115       414,144
                                                                                  2009   1.053       1.076       395,891
                                                                                  2008   1.078       1.053       542,172
                                                                                  2007   1.055       1.078       357,273
                                                                                  2006   1.023       1.055       339,240
Money Market Portfolio
 Money Market Subaccount (5/03).................................................. 2006   0.987       0.993            --
                                                                                  2005   0.980       0.987     1,262,740
                                                                                  2004   0.992       0.980       270,004
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04).................. 2006   1.085       1.144            --
                                                                                  2005   1.048       1.085       338,931
                                                                                  2004   0.991       1.048       154,823
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03).................. 2007   1.040       1.059            --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2006   1.056       1.040     1,321,802
                                                                                      2005   1.057       1.056     1,044,496
                                                                                      2004   0.992       1.057        58,531
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)..................... 2009   1.123       1.158            --
                                                                                      2008   1.095       1.123     2,693,404
                                                                                      2007   1.030       1.095     2,994,971
                                                                                      2006   1.014       1.030     2,720,847
                                                                                      2005   1.011       1.014     2,304,778
                                                                                      2004   0.986       1.011       276,700
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)......................... 2007   1.841       1.989            --
                                                                                      2006   1.473       1.841            --
                                                                                      2005   1.342       1.473            --
                                                                                      2004   1.181       1.342            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03).............................. 2007   1.892       2.016            --
                                                                                      2006   1.648       1.892       444,890
                                                                                      2005   1.574       1.648       506,529
                                                                                      2004   1.275       1.574        40,231
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)................................ 2006   1.277       1.357            --
                                                                                      2005   1.201       1.277       115,767
                                                                                      2004   1.152       1.201            --
 Travelers Convertible Securities Subaccount (6/03).................................. 2006   1.104       1.175            --
                                                                                      2005   1.125       1.104       126,318
                                                                                      2004   1.082       1.125           243
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................... 2006   1.491       1.625            --
                                                                                      2005   1.355       1.491       108,989
                                                                                      2004   1.190       1.355        41,788
 Travelers Equity Income Subaccount (5/03)........................................... 2006   1.255       1.316            --
                                                                                      2005   1.228       1.255       815,787
                                                                                      2004   1.143       1.228       119,910
 Travelers Federated High Yield Subaccount (5/03).................................... 2006   1.158       1.185            --
                                                                                      2005   1.155       1.158       410,952
                                                                                      2004   1.069       1.155        62,194
 Travelers Federated Stock Subaccount (6/03)......................................... 2006   1.264       1.307            --
                                                                                      2005   1.227       1.264        31,338
                                                                                      2004   1.135       1.227        29,646
 Travelers Large Cap Subaccount (6/03)............................................... 2006   1.248       1.283            --
                                                                                      2005   1.174       1.248       266,425
                                                                                      2004   1.126       1.174        33,560
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................... 2006   1.096       1.163            --
                                                                                      2005   1.000       1.096       302,387
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 2006   1.027       1.028            --
                                                                                      2005   1.000       1.027       125,442
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 2006   1.063       1.099            --
                                                                                      2005   1.000       1.063     3,314,757
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.073       1.117            --
                                                                                      2005   1.000       1.073     1,521,475
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.043       1.061            --
                                                                                      2005   1.000       1.043            --
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.348       1.428            --
                                                                                      2005   1.230       1.348       380,315
                                                                                      2004   1.085       1.230        48,763
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................. 2006   1.306       1.379            --
                                                                                      2005   1.296       1.306       204,003
                                                                                      2004   1.161       1.296        37,844
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)............................... 2006   1.164       1.199            --
                                                                                      2005   1.155       1.164     1,772,220
                                                                                      2004   1.060       1.155        78,497
 Travelers MFS(Reg. TM) Value Subaccount (5/04)...................................... 2006   1.153       1.243            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.107       1.153       445,037
                                                                          2004   0.961       1.107        43,523
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.415       1.623            --
                                                                          2005   1.321       1.415       286,271
                                                                          2004   1.167       1.321        16,678
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.269       1.344            --
                                                                          2005   1.224       1.269       139,578
                                                                          2004   1.126       1.224            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.047       1.099            --
                                                                          2005   1.000       1.047        52,789
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.096       1.105            --
                                                                          2005   1.081       1.096       735,828
                                                                          2004   0.970       1.081            --
 Travelers Quality Bond Subaccount (5/03)................................ 2006   0.994       0.983            --
                                                                          2005   1.000       0.994       585,730
                                                                          2004   0.989       1.000       245,149
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.227       1.278            --
                                                                          2005   1.229       1.227        52,430
                                                                          2004   1.140       1.229            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.103       1.267            --
                                                                          2005   1.000       1.103        52,336
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.104       1.264            --
                                                                          2005   1.000       1.104        11,783
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.064       1.023            --
                                                                          2005   1.042       1.064       371,791
                                                                          2004   0.979       1.042        51,060
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)...................... 2009   0.906       0.877            --
                                                                          2008   1.442       0.906       896,716
                                                                          2007   1.510       1.442       869,067
                                                                          2006   1.330       1.510     1,036,717
                                                                          2005   1.306       1.330       916,581
                                                                          2004   1.137       1.306            --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.770       0.788            --
                                                                          2008   1.383       0.770            --
                                                                          2007   1.257       1.383            --
                                                                          2006   1.203       1.257            --
                                                                          2005   1.140       1.203            --
                                                                          2004   1.123       1.140            --





                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.217       1.182    --
                                                                        2005   1.084       1.217    --
                                                                        2004   1.000       1.084    --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2013   1.611       2.035    --
                                                                        2012   1.345       1.611    --
                                                                        2011   1.509       1.345    --
                                                                        2010   1.382       1.509    --
                                                                        2009   0.993       1.382    --
                                                                        2008   1.648       0.993    --
                                                                        2007   1.468       1.648    --
                                                                        2006   1.247       1.468    --
                                                                        2005   1.118       1.247    --
                                                                        2004   1.000       1.118    --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 American Funds Growth Subaccount (Class 2) (5/03).................................... 2013   1.384       1.760        2,998
                                                                                       2012   1.200       1.384        3,007
                                                                                       2011   1.283       1.200        3,018
                                                                                       2010   1.105       1.283        3,031
                                                                                       2009   0.811       1.105        3,045
                                                                                       2008   1.480       0.811        3,059
                                                                                       2007   1.348       1.480        3,070
                                                                                       2006   1.251       1.348        3,080
                                                                                       2005   1.101       1.251        3,091
                                                                                       2004   1.000       1.101           --
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 2013   1.208       1.577          902
                                                                                       2012   1.052       1.208          905
                                                                                       2011   1.096       1.052          908
                                                                                       2010   1.006       1.096        3,138
                                                                                       2009   0.784       1.006        9,180
                                                                                       2008   1.290       0.784       11,545
                                                                                       2007   1.256       1.290       11,014
                                                                                       2006   1.115       1.256       10,918
                                                                                       2005   1.077       1.115       11,085
                                                                                       2004   1.000       1.077        3,331
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)..................................................... 2006   1.345       1.328           --
                                                                                       2005   1.163       1.345           --
                                                                                       2004   1.000       1.163           --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................. 2006   1.259       1.633           --
                                                                                       2005   1.202       1.259        3,614
                                                                                       2004   1.000       1.202          766
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).......................... 2008   1.259       1.203           --
                                                                                       2007   1.202       1.259           --
                                                                                       2006   1.056       1.202           --
                                                                                       2005   1.034       1.056           --
                                                                                       2004   1.000       1.034           --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 2008   0.963       0.907           --
                                                                                       2007   1.108       0.963           --
                                                                                       2006   1.092       1.108           --
                                                                                       2005   1.055       1.092           --
                                                                                       2004   1.000       1.055           --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 2006   1.199       1.302           --
                                                                                       2005   1.113       1.199          895
                                                                                       2004   1.000       1.113           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 2006   1.182       1.314           --
                                                                                       2005   1.097       1.182           --
                                                                                       2004   1.000       1.097           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................. 2013   1.473       1.886           --
                                                                                       2012   1.297       1.473           --
                                                                                       2011   1.364       1.297           --
                                                                                       2010   1.193       1.364        1,361
                                                                                       2009   0.901       1.193        5,254
                                                                                       2008   1.608       0.901        6,928
                                                                                       2007   1.402       1.608        6,967
                                                                                       2006   1.287       1.402        7,582
                                                                                       2005   1.128       1.287        7,465
                                                                                       2004   1.000       1.128        2,416
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2013   1.411       1.907           --
                                                                                       2012   1.180       1.411           --
                                                                                       2011   1.242       1.180           --
                                                                                       2010   1.076       1.242           --
                                                                                       2009   0.811       1.076           --
                                                                                       2008   1.414       0.811           --
                                                                                       2007   1.355       1.414           --
                                                                                       2006   1.217       1.355           --
                                                                                       2005   1.032       1.217           --
                                                                                       2004   1.000       1.032           --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).......................... 2013   1.698       2.256           --
                                                                                    2012   1.516       1.698           --
                                                                                    2011   1.739       1.516           --
                                                                                    2010   1.383       1.739           --
                                                                                    2009   1.012       1.383           --
                                                                                    2008   1.715       1.012           --
                                                                                    2007   1.521       1.715          736
                                                                                    2006   1.384       1.521          805
                                                                                    2005   1.199       1.384          807
                                                                                    2004   1.000       1.199           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)....................... 2006   1.175       1.361           --
                                                                                    2005   1.087       1.175           --
                                                                                    2004   1.000       1.087           --
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........ 2008   2.319       2.105           --
                                                                                    2007   1.842       2.319          272
                                                                                    2006   1.470       1.842          351
                                                                                    2005   1.180       1.470          389
                                                                                    2004   1.000       1.180           --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.392       1.674           --
                                                                                    2012   1.204       1.392           --
                                                                                    2011   1.378       1.204           --
                                                                                    2010   1.300       1.378        1,289
                                                                                    2009   0.970       1.300        4,681
                                                                                    2008   1.665       0.970        6,651
                                                                                    2007   1.475       1.665        5,990
                                                                                    2006   1.242       1.475        6,566
                                                                                    2005   1.153       1.242        6,907
                                                                                    2004   1.000       1.153        2,400
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03).................... 2006   1.208       1.439           --
                                                                                    2005   1.135       1.208           --
                                                                                    2004   1.000       1.135           --
High Yield Bond Trust
 High Yield Bond Trust (6/04)...................................................... 2006   1.048       1.069           --
                                                                                    2005   1.058       1.048        5,275
                                                                                    2004   0.989       1.058        1,669
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)........................... 2006   1.117       1.151           --
                                                                                    2005   1.061       1.117           --
                                                                                    2004   1.000       1.061           --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............... 2010   1.233       1.248           --
                                                                                    2009   1.004       1.233           --
                                                                                    2008   1.447       1.004           --
                                                                                    2007   1.216       1.447           --
                                                                                    2006   1.170       1.216           --
                                                                                    2005   1.065       1.170           --
                                                                                    2004   1.000       1.065           --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................... 2008   1.303       1.225           --
                                                                                    2007   1.219       1.303           --
                                                                                    2006   1.057       1.219           --
                                                                                    2005   1.024       1.057           --
                                                                                    2004   1.000       1.024           --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).................. 2011   1.422       1.519           --
                                                                                    2010   1.169       1.422           --
                                                                                    2009   0.762       1.169           --
                                                                                    2008   1.391       0.762           --
                                                                                    2007   1.169       1.391           --
                                                                                    2006   1.109       1.169           --
                                                                                    2005   1.017       1.109           --
                                                                                    2004   1.000       1.017           --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)..................................... 2006   1.134       1.265           --
                                                                                    2005   1.115       1.134           --
                                                                                    2004   1.000       1.115           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)......... 2013   1.299       1.877           --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2012   1.119       1.299           --
                                                                              2011   1.117       1.119           --
                                                                              2010   0.914       1.117           --
                                                                              2009   0.695       0.914           --
                                                                              2008   1.192       0.695           --
                                                                              2007   1.242       1.192        1,044
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)....... 2013   1.129       1.459           --
                                                                              2012   1.004       1.129           --
                                                                              2011   1.095       1.004           --
                                                                              2010   0.960       1.095           --
                                                                              2009   0.759       0.960           --
                                                                              2008   1.224       0.759           --
                                                                              2007   1.284       1.224           --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........ 2013   1.322       1.680           --
                                                                              2012   1.166       1.322           --
                                                                              2011   1.162       1.166           --
                                                                              2010   1.056       1.162           --
                                                                              2009   0.884       1.056           --
                                                                              2008   1.279       0.884           --
                                                                              2007   1.241       1.279           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07).... 2013   1.134       1.529           --
                                                                              2012   0.964       1.134           --
                                                                              2011   0.993       0.964           --
                                                                              2010   0.924       0.993           --
                                                                              2009   0.664       0.924           --
                                                                              2008   1.083       0.664           --
                                                                              2007   1.086       1.083           --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)..... 2013   1.253       1.621           --
                                                                              2012   1.100       1.253           --
                                                                              2011   1.072       1.100           --
                                                                              2010   1.001       1.072           --
                                                                              2009   0.823       1.001           --
                                                                              2008   1.307       0.823           --
                                                                              2007   1.287       1.307           --
                                                                              2006   1.113       1.287           --
                                                                              2005   1.068       1.113           --
                                                                              2004   1.000       1.068           --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03).... 2013   1.561       2.245           --
                                                                              2012   1.337       1.561           --
                                                                              2011   1.349       1.337           --
                                                                              2010   1.102       1.349           --
                                                                              2009   0.790       1.102           --
                                                                              2008   1.362       0.790           --
                                                                              2007   1.266       1.362           --
                                                                              2006   1.149       1.266           --
                                                                              2005   1.120       1.149           --
                                                                              2004   1.000       1.120           --
 LMPVET Equity Index Subaccount (Class II) (5/03)............................ 2009   0.782       0.760           --
                                                                              2008   1.280       0.782          912
                                                                              2007   1.248       1.280          916
                                                                              2006   1.108       1.248          919
                                                                              2005   1.087       1.108          922
                                                                              2004   1.000       1.087           --
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2013   1.237       1.435           --
                                                                              2012   1.143       1.237           --
                                                                              2011   1.169       1.143           --
                                                                              2010   1.066       1.169           --
                                                                              2009   0.887       1.066           --
                                                                              2008   1.213       0.887           --
                                                                              2007   1.119       1.213           --
                                                                              2006   1.063       1.119           --
                                                                              2005   1.041       1.063           --
                                                                              2004   0.945       1.041           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)..... 2011   0.944       0.931           --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.884       0.944           --
                                                                     2009   0.770       0.884           --
                                                                     2008   0.999       0.770           --
                                                                     2007   1.008       0.999           --
                                                                     2006   0.991       1.008           --
                                                                     2005   0.990       0.991           --
                                                                     2004   1.000       0.990           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)......................... 2007   1.237       1.295           --
                                                                     2006   1.071       1.237           --
                                                                     2005   1.053       1.071           --
                                                                     2004   1.000       1.053           --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)................ 2007   1.052       1.094           --
                                                                     2006   1.033       1.052           --
                                                                     2005   1.004       1.033           --
                                                                     2004   1.000       1.004           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).............. 2007   1.213       1.253           --
                                                                     2006   1.117       1.213        1,017
                                                                     2005   1.040       1.117          984
                                                                     2004   1.000       1.040           --
 LMPVPII Growth and Income Subaccount (Class I) (7/03).............. 2007   1.199       1.249           --
                                                                     2006   1.091       1.199           --
                                                                     2005   1.076       1.091           --
                                                                     2004   1.000       1.076           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)......... 2007   1.279       1.327           --
                                                                     2006   1.116       1.279        1,383
                                                                     2005   1.105       1.116        1,388
                                                                     2004   1.000       1.105           --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.375       1.513           --
                                                                     2006   1.253       1.375        7,797
                                                                     2005   1.184       1.253        7,683
                                                                     2004   1.000       1.184        2,336
Managed Assets Trust
 Managed Assets Trust (5/04)........................................ 2006   1.072       1.104           --
                                                                     2005   1.056       1.072           --
                                                                     2004   0.981       1.056           --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.314       1.264           --
                                                                     2007   1.267       1.314           --
                                                                     2006   1.337       1.267           --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............ 2013   1.606       1.725           --
                                                                     2012   1.405       1.606           --
                                                                     2011   1.400       1.405           --
                                                                     2010   1.232       1.400          851
                                                                     2009   0.855       1.232        3,439
                                                                     2008   1.152       0.855        4,714
                                                                     2007   1.147       1.152        5,705
                                                                     2006   1.093       1.147           --
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.369       1.432           --
                                                                     2006   1.298       1.369           --
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).......... 2013   1.218       1.598           --
                                                                     2012   1.098       1.218           --
                                                                     2011   1.120       1.098           --
                                                                     2010   1.018       1.120           --
                                                                     2009   0.873       1.018           --
                                                                     2008   1.425       0.873           --
                                                                     2007   1.420       1.425           --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........ 2013   0.993       1.008           --

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012   0.804       0.993           --
                                                                            2011   0.869       0.804           --
                                                                            2010   0.764       0.869          667
                                                                            2009   0.578       0.764        2,714
                                                                            2008   1.012       0.578        3,714
                                                                            2007   1.215       1.012        4,987
                                                                            2006   1.003       1.215        4,223
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2013   1.606       2.027           --
                                                                            2012   1.337       1.606           --
                                                                            2011   1.476       1.337           --
                                                                            2010   1.376       1.476           --
                                                                            2009   0.983       1.376           --
                                                                            2008   1.728       0.983           --
                                                                            2007   1.355       1.728           --
                                                                            2006   1.328       1.355           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2013   1.591       2.035          861
                                                                            2012   1.257       1.591          864
                                                                            2011   1.495       1.257          867
                                                                            2010   1.310       1.495          871
                                                                            2009   0.862       1.310          875
                                                                            2008   1.487       0.862          879
                                                                            2007   1.534       1.487          882
                                                                            2006   1.398       1.534          885
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2013   1.225       1.622           --
                                                                            2012   1.057       1.225           --
                                                                            2011   1.097       1.057           --
                                                                            2010   0.977       1.097           --
                                                                            2009   0.786       0.977           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2013   1.007       1.283           --
                                                                            2012   0.898       1.007           --
                                                                            2011   0.954       0.898           --
                                                                            2010   0.777       0.954        1,991
                                                                            2009   0.628       0.777        8,099
                                                                            2008   1.050       0.628       10,311
                                                                            2007   1.067       1.050       10,434
                                                                            2006   0.964       1.067           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2013   1.491       2.049           --
                                                                            2012   1.287       1.491           --
                                                                            2011   1.327       1.287           --
                                                                            2010   1.073       1.327           --
                                                                            2009   0.818       1.073           --
                                                                            2008   1.363       0.818           --
                                                                            2007   1.251       1.363           --
                                                                            2006   1.266       1.251           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2013   1.391       1.812           --
                                                                            2012   1.230       1.391           --
                                                                            2011   1.400       1.230           --
                                                                            2010   1.198       1.400           --
                                                                            2009   0.949       1.198           --
                                                                            2008   1.298       0.949           --
                                                                            2007   1.341       1.298           --
                                                                            2006   1.263       1.341           --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.883       0.872           --
                                                                            2008   1.208       0.883           --
                                                                            2007   1.162       1.208           --
                                                                            2006   1.104       1.162           --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013   1.575       1.665           --
                                                                            2012   1.423       1.575           --
                                                                            2011   1.388       1.423           --
                                                                            2010   1.255       1.388           --
                                                                            2009   0.936       1.255           --
                                                                            2008   1.173       0.936           --
                                                                            2007   1.123       1.173           --
                                                                            2006   1.076       1.123           --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.725       0.687           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2008   1.292       0.725            --
                                                                                2007   1.181       1.292            --
                                                                                2006   1.201       1.181            --
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   0.946       1.197            --
                                                                                2012   0.829       0.946            --
                                                                                2011   0.973       0.829            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2013   1.774       1.648            --
                                                                                2012   1.526       1.774            --
                                                                                2011   1.920       1.526            --
                                                                                2010   1.588       1.920            --
                                                                                2009   0.961       1.588            --
                                                                                2008   2.108       0.961            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.393       1.624       123,988
                                                                                2012   1.221       1.393       183,252
                                                                                2011   1.398       1.221       185,757
                                                                                2010   1.284       1.398       246,499
                                                                                2009   0.998       1.284       285,027
                                                                                2008   1.771       0.998       327,394
                                                                                2007   1.694       1.771            --
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   1.229       1.329            --
                                                                                2012   1.191       1.229            --
                                                                                2011   1.283       1.191            --
                                                                                2010   1.065       1.283            --
                                                                                2009   0.794       1.065            --
                                                                                2008   1.261       0.794            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07).................................. 2013   1.022       1.105            --
                                                                                2012   0.993       1.022       169,411
                                                                                2011   1.072       0.993       186,468
                                                                                2010   0.893       1.072       223,296
                                                                                2009   0.667       0.893       229,127
                                                                                2008   1.106       0.667       251,501
                                                                                2007   1.254       1.106            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.039       1.291         1,134
                                                                                2012   0.877       1.039         1,137
                                                                                2011   0.979       0.877         1,141
                                                                                2010   0.864       0.979         1,146
                                                                                2009   0.632       0.864         1,151
                                                                                2008   1.087       0.632         1,156
                                                                                2007   1.046       1.087         1,161
                                                                                2006   0.996       1.046         1,165
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............. 2013   1.404       1.249            --
                                                                                2012   1.313       1.404            --
                                                                                2011   1.205       1.313            --
                                                                                2010   1.141       1.205           947
                                                                                2009   0.986       1.141         3,545
                                                                                2008   1.080       0.986         4,296
                                                                                2007   1.024       1.080         6,241
 MIST PIMCO Total Return Subaccount (Class B) (5/09)........................... 2013   1.453       1.394        29,696
                                                                                2012   1.360       1.453        25,290
                                                                                2011   1.349       1.360        24,862
                                                                                2010   1.275       1.349            --
                                                                                2009   1.149       1.275            --
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................. 2013   1.217       1.584            --
                                                                                2012   1.126       1.217            --
                                                                                2011   1.206       1.126            --
                                                                                2010   1.062       1.206            --
                                                                                2009   0.876       1.062            --
                                                                                2008   1.335       0.876            --
                                                                                2007   1.300       1.335            --
                                                                                2006   1.214       1.300            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)........................ 2007   1.151       1.268            --
                                                                                2006   1.099       1.151            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)..................... 2013   1.635       1.623            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.498       1.635            --
                                                                          2011   1.479       1.498            --
                                                                          2010   1.348       1.479            --
                                                                          2009   1.036       1.348            --
                                                                          2008   1.187       1.036            --
                                                                          2007   1.139       1.187         3,167
                                                                          2006   1.104       1.139         3,229
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.334       1.391            --
                                                                          2012   1.217       1.334            --
                                                                          2011   1.513       1.217            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   0.974       1.275         1,603
                                                                          2012   0.845       0.974         1,608
                                                                          2011   0.900       0.845         1,614
                                                                          2010   0.787       0.900         1,620
                                                                          2009   0.680       0.787         1,628
                                                                          2008   1.091       0.680         1,635
                                                                          2007   1.073       1.091         1,641
                                                                          2006   1.001       1.073            --
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   0.991       1.284            --
                                                                          2012   0.860       0.991            --
                                                                          2011   0.966       0.860            --
                                                                          2010   0.824       0.966         1,313
                                                                          2009   0.666       0.824         5,116
                                                                          2008   0.971       0.666         6,288
                                                                          2007   1.024       0.971         7,928
                                                                          2006   1.003       1.024            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.229       1.193            --
                                                                          2012   1.169       1.229            --
                                                                          2011   1.122       1.169            --
                                                                          2010   1.059       1.122            --
                                                                          2009   0.990       1.059            --
                                                                          2008   1.048       0.990            --
                                                                          2007   1.009       1.048            --
                                                                          2006   0.975       1.009            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   1.000       1.313           909
                                                                          2012   0.895       1.000           912
                                                                          2011   1.005       0.895           915
                                                                          2010   0.858       1.005           919
                                                                          2009   0.684       0.858           923
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.222       1.441            --
                                                                          2012   1.112       1.222            --
                                                                          2011   1.096       1.112            --
                                                                          2010   1.022       1.096            --
                                                                          2009   0.885       1.022            --
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2013   0.968       0.947        35,188
                                                                          2012   0.991       0.968        31,491
                                                                          2011   1.013       0.991       169,646
                                                                          2010   1.036       1.013        38,483
                                                                          2009   1.055       1.036        62,582
                                                                          2008   1.049       1.055        13,530
                                                                          2007   1.022       1.049        24,586
                                                                          2006   1.003       1.022        16,140
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2013   1.077       1.408            --
                                                                          2012   0.976       1.077            --
                                                                          2011   1.040       0.976            --
                                                                          2010   0.950       1.040            --
                                                                          2009   0.736       0.950            --
                                                                          2008   1.198       0.736            --
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.640       0.666            --
                                                                          2008   1.185       0.640           928
                                                                          2007   1.166       1.185           931
                                                                          2006   1.156       1.166           934
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.005       1.104            --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   0.889       1.005            --
                                                                                    2011   0.969       0.889            --
                                                                                    2010   0.866       0.969            --
                                                                                    2009   0.728       0.866            --
                                                                                    2008   1.221       0.728            --
                                                                                    2007   1.200       1.221            --
                                                                                    2006   1.174       1.200            --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.197       1.552            --
                                                                                    2012   1.104       1.197            --
                                                                                    2011   1.166       1.104            --
                                                                                    2010   1.035       1.166            --
                                                                                    2009   0.709       1.035            --
                                                                                    2008   1.337       0.709            --
                                                                                    2007   1.136       1.337            --
                                                                                    2006   1.169       1.136            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.902       0.976            --
                                                                                    2010   0.798       0.902        44,777
                                                                                    2009   0.621       0.798        47,070
                                                                                    2008   1.066       0.621        49,771
                                                                                    2007   1.056       1.066        55,497
                                                                                    2006   1.002       1.056        61,568
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.226       1.250            --
                                                                                    2012   1.148       1.226            --
                                                                                    2011   1.137       1.148            --
                                                                                    2010   1.057       1.137            --
                                                                                    2009   0.897       1.057            --
                                                                                    2008   1.071       0.897            --
                                                                                    2007   1.038       1.071            --
                                                                                    2006   1.001       1.038            --
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.165       1.264            --
                                                                                    2012   1.069       1.165            --
                                                                                    2011   1.082       1.069            --
                                                                                    2010   0.992       1.082        42,696
                                                                                    2009   0.821       0.992        44,924
                                                                                    2008   1.070       0.821        47,501
                                                                                    2007   1.045       1.070        53,048
                                                                                    2006   1.002       1.045        58,852
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2013   1.092       1.260            --
                                                                                    2012   0.987       1.092            --
                                                                                    2011   1.023       0.987            --
                                                                                    2010   0.925       1.023        86,790
                                                                                    2009   0.747       0.925        91,292
                                                                                    2008   1.071       0.747        96,530
                                                                                    2007   1.050       1.071       107,731
                                                                                    2006   1.002       1.050       119,517
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 2013   1.021       1.241            --
                                                                                    2012   0.905       1.021            --
                                                                                    2011   0.962       0.905            --
                                                                                    2010   0.857       0.962            --
                                                                                    2009   0.679       0.857            --
                                                                                    2008   1.071       0.679            --
                                                                                    2007   1.055       1.071            --
                                                                                    2006   1.002       1.055            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................... 2013   1.100       1.417           982
                                                                                    2012   0.975       1.100           985
                                                                                    2011   0.981       0.975           989
                                                                                    2010   0.876       0.981           993
                                                                                    2009   0.715       0.876           997
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)......................... 2013   1.247       1.449            --
                                                                                    2012   1.146       1.247            --
                                                                                    2011   1.147       1.146            --
                                                                                    2010   1.067       1.147            --
                                                                                    2009   0.922       1.067            --
                                                                                    2008   1.214       0.922            --
                                                                                    2007   1.192       1.214            --
                                                                                    2006   1.120       1.192            --
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................................ 2013   1.373       1.822            --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.204       1.373            --
                                                                                   2011   1.221       1.204            --
                                                                                   2010   1.120       1.221            --
                                                                                   2009   0.948       1.120            --
                                                                                   2008   1.438       0.948            --
                                                                                   2007   1.366       1.438            --
                                                                                   2006   1.242       1.366            --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   1.338       1.664            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2013   1.113       1.382       104,748
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2013   1.150       1.561            --
                                                                                   2012   0.992       1.150        44,052
                                                                                   2011   1.028       0.992        69,300
                                                                                   2010   0.901       1.028        95,479
                                                                                   2009   0.644       0.901        93,761
                                                                                   2008   1.136       0.644       127,177
                                                                                   2007   1.064       1.136            --
                                                                                   2006   0.998       1.064            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   1.194       1.682        34,920
                                                                                   2012   1.053       1.194        89,619
                                                                                   2011   1.062       1.053       104,398
                                                                                   2010   0.806       1.062       145,734
                                                                                   2009   0.595       0.806       145,314
                                                                                   2008   0.909       0.595       146,797
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.131       1.172            --
                                                                                   2006   1.069       1.131         5,579
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   1.162       1.130            --
                                                                                   2012   1.149       1.162            --
                                                                                   2011   1.112       1.149            --
                                                                                   2010   1.073       1.112            --
                                                                                   2009   1.050       1.073            --
                                                                                   2008   1.076       1.050            --
                                                                                   2007   1.053       1.076            --
                                                                                   2006   1.022       1.053            --
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   0.997       1.003            --
                                                                                   2005   0.991       0.997        15,391
                                                                                   2004   1.000       0.991            --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 2006   1.084       1.143            --
                                                                                   2005   1.048       1.084            --
                                                                                   2004   0.991       1.048            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.002       1.020            --
                                                                                   2006   1.018       1.002         6,067
                                                                                   2005   1.020       1.018         5,409
                                                                                   2004   1.000       1.020         1,736
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.112       1.146            --
                                                                                   2008   1.085       1.112            --
                                                                                   2007   1.020       1.085            --
                                                                                   2006   1.005       1.020            --
                                                                                   2005   1.003       1.005            --
                                                                                   2004   1.000       1.003            --
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.576       1.703            --
                                                                                   2006   1.262       1.576            --
                                                                                   2005   1.150       1.262            --
                                                                                   2004   1.000       1.150            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   1.416       1.509            --
                                                                                   2006   1.235       1.416         5,364
                                                                                   2005   1.180       1.235         5,408
                                                                                   2004   1.000       1.180         1,569
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................. 2006   1.130       1.201            --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2005   1.063       1.130            --
                                                                                      2004   1.000       1.063            --
 Travelers Convertible Securities Subaccount (6/03).................................. 2006   1.012       1.076            --
                                                                                      2005   1.031       1.012            --
                                                                                      2004   1.000       1.031            --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................... 2006   1.227       1.337            --
                                                                                      2005   1.116       1.227            --
                                                                                      2004   1.000       1.116            --
 Travelers Equity Income Subaccount (5/03)........................................... 2006   1.120       1.174            --
                                                                                      2005   1.097       1.120            --
                                                                                      2004   1.000       1.097            --
 Travelers Federated High Yield Subaccount (5/03).................................... 2006   1.068       1.093            --
                                                                                      2005   1.065       1.068            --
                                                                                      2004   1.000       1.065            --
 Travelers Federated Stock Subaccount (6/03)......................................... 2006   1.117       1.154            --
                                                                                      2005   1.085       1.117            --
                                                                                      2004   1.000       1.085            --
 Travelers Large Cap Subaccount (6/03)............................................... 2006   1.124       1.156            --
                                                                                      2005   1.058       1.124           938
                                                                                      2004   1.000       1.058            --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................... 2006   1.096       1.162            --
                                                                                      2005   1.000       1.096        52,812
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 2006   1.026       1.028            --
                                                                                      2005   1.000       1.026            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 2006   1.063       1.098            --
                                                                                      2005   1.000       1.063       109,162
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.073       1.117            --
                                                                                      2005   1.000       1.073            --
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.042       1.060            --
                                                                                      2005   1.000       1.042        55,703
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.225       1.298            --
                                                                                      2005   1.118       1.225            --
                                                                                      2004   1.000       1.118            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................. 2006   1.107       1.169            --
                                                                                      2005   1.098       1.107            --
                                                                                      2004   1.000       1.098            --
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)............................... 2006   1.087       1.120            --
                                                                                      2005   1.080       1.087            --
                                                                                      2004   1.000       1.080            --
 Travelers MFS(Reg. TM) Value Subaccount (5/04)...................................... 2006   1.152       1.242            --
                                                                                      2005   1.106       1.152            --
                                                                                      2004   0.961       1.106            --
 Travelers Mondrian International Stock Subaccount (6/03)............................ 2006   1.220       1.398            --
                                                                                      2005   1.139       1.220           888
                                                                                      2004   1.000       1.139            --
 Travelers Pioneer Fund Subaccount (6/03)............................................ 2006   1.147       1.214            --
                                                                                      2005   1.107       1.147            --
                                                                                      2004   1.000       1.107            --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 2006   1.046       1.099            --
                                                                                      2005   1.000       1.046            --
 Travelers Pioneer Strategic Income Subaccount (5/04)................................ 2006   1.095       1.104            --
                                                                                      2005   1.081       1.095         3,054
                                                                                      2004   0.970       1.081            --
 Travelers Quality Bond Subaccount (5/03)............................................ 2006   0.986       0.975            --
                                                                                      2005   0.992       0.986            --
                                                                                      2004   1.000       0.992            --
 Travelers Strategic Equity Subaccount (6/03)........................................ 2006   1.099       1.144            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.101       1.099    --
                                                                          2004   1.000       1.101    --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.102       1.266    --
                                                                          2005   1.000       1.102    --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.104       1.263    --
                                                                          2005   1.000       1.104    --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.063       1.022    --
                                                                          2005   1.042       1.063    --
                                                                          2004   0.979       1.042    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)...................... 2009   0.786       0.761    --
                                                                          2008   1.252       0.786    --
                                                                          2007   1.311       1.252    --
                                                                          2006   1.156       1.311    --
                                                                          2005   1.135       1.156    --
                                                                          2004   1.000       1.135    --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.703       0.719    --
                                                                          2008   1.263       0.703    --
                                                                          2007   1.149       1.263    --
                                                                          2006   1.101       1.149    --
                                                                          2005   1.043       1.101    --
                                                                          2004   1.000       1.043    --





                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.356       1.316            --
                                                                        2005   1.208       1.356       118,938
                                                                        2004   1.141       1.208       136,216
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2013   2.091       2.640       204,710
                                                                        2012   1.746       2.091       331,819
                                                                        2011   1.961       1.746       366,504
                                                                        2010   1.796       1.961       355,520
                                                                        2009   1.291       1.796       399,676
                                                                        2008   2.145       1.291       414,140
                                                                        2007   1.911       2.145       667,915
                                                                        2006   1.624       1.911       763,456
                                                                        2005   1.457       1.624       748,500
                                                                        2004   1.313       1.457       489,566
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2013   1.725       2.193       790,662
                                                                        2012   1.497       1.725     1,002,017
                                                                        2011   1.600       1.497     1,168,660
                                                                        2010   1.380       1.600     1,304,247
                                                                        2009   1.013       1.380     1,466,866
                                                                        2008   1.850       1.013     1,581,286
                                                                        2007   1.685       1.850     1,748,923
                                                                        2006   1.564       1.685     2,008,696
                                                                        2005   1.377       1.564     2,290,690
                                                                        2004   1.253       1.377     1,605,103
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2013   1.506       1.965       778,600
                                                                        2012   1.312       1.506     1,134,309
                                                                        2011   1.368       1.312     1,240,530
                                                                        2010   1.256       1.368     1,294,622
                                                                        2009   0.979       1.256     1,360,796
                                                                        2008   1.612       0.979     1,362,494
                                                                        2007   1.571       1.612     1,515,466
                                                                        2006   1.395       1.571     1,806,708
                                                                        2005   1.349       1.395     1,948,617
                                                                        2004   1.250       1.349     1,335,538

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)..................................................... 2006   1.633       1.612            --
                                                                                       2005   1.414       1.633       272,146
                                                                                       2004   1.210       1.414       194,013
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................. 2006   1.692       2.193            --
                                                                                       2005   1.615       1.692       681,007
                                                                                       2004   1.258       1.615       710,953
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).......................... 2008   1.455       1.389            --
                                                                                       2007   1.390       1.455        78,010
                                                                                       2006   1.221       1.390        88,127
                                                                                       2005   1.197       1.221        96,861
                                                                                       2004   1.166       1.197        61,163
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 2008   1.267       1.194            --
                                                                                       2007   1.458       1.267       364,164
                                                                                       2006   1.438       1.458       390,874
                                                                                       2005   1.391       1.438       578,553
                                                                                       2004   1.278       1.391       440,447
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 2006   1.295       1.405            --
                                                                                       2005   1.203       1.295       483,665
                                                                                       2004   1.078       1.203       178,177
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 2006   1.293       1.438            --
                                                                                       2005   1.201       1.293       408,330
                                                                                       2004   1.071       1.201       177,278
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................. 2013   1.805       2.310       217,648
                                                                                       2012   1.590       1.805       287,775
                                                                                       2011   1.674       1.590       347,057
                                                                                       2010   1.465       1.674       377,039
                                                                                       2009   1.106       1.465       393,578
                                                                                       2008   1.976       1.106       467,202
                                                                                       2007   1.724       1.976       622,821
                                                                                       2006   1.583       1.724       641,627
                                                                                       2005   1.388       1.583       705,307
                                                                                       2004   1.234       1.388       503,793
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2013   1.590       2.148         8,496
                                                                                       2012   1.331       1.590        10,924
                                                                                       2011   1.401       1.331        42,732
                                                                                       2010   1.215       1.401        45,478
                                                                                       2009   0.915       1.215        60,493
                                                                                       2008   1.597       0.915        64,122
                                                                                       2007   1.532       1.597        82,858
                                                                                       2006   1.377       1.532        94,641
                                                                                       2005   1.167       1.377        91,287
                                                                                       2004   1.179       1.167        41,106
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................. 2013   2.412       3.203       317,608
                                                                                       2012   2.155       2.412       448,444
                                                                                       2011   2.474       2.155       490,882
                                                                                       2010   1.969       2.474       503,376
                                                                                       2009   1.441       1.969       422,203
                                                                                       2008   2.442       1.441       381,449
                                                                                       2007   2.167       2.442       443,368
                                                                                       2006   1.973       2.167       470,538
                                                                                       2005   1.710       1.973       470,118
                                                                                       2004   1.404       1.710       277,003
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03).......................... 2006   1.429       1.653            --
                                                                                       2005   1.322       1.429       477,293
                                                                                       2004   1.201       1.322       330,169
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........... 2008   3.519       3.195            --
                                                                                       2007   2.797       3.519       394,355
                                                                                       2006   2.234       2.797       705,718
                                                                                       2005   1.794       2.234       735,779
                                                                                       2004   1.472       1.794       352,058

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03).................. 2013   1.855       2.229       482,079
                                                                                   2012   1.605       1.855       560,952
                                                                                   2011   1.838       1.605       659,711
                                                                                   2010   1.735       1.838       726,578
                                                                                   2009   1.296       1.735       720,976
                                                                                   2008   2.224       1.296       654,891
                                                                                   2007   1.971       2.224       723,589
                                                                                   2006   1.661       1.971       709,070
                                                                                   2005   1.542       1.661     1,084,809
                                                                                   2004   1.331       1.542       561,804
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)................... 2006   1.594       1.897            --
                                                                                   2005   1.498       1.594       344,238
                                                                                   2004   1.321       1.498       133,717
High Yield Bond Trust
 High Yield Bond Trust (6/04)..................................................... 2006   1.047       1.068            --
                                                                                   2005   1.058       1.047       161,603
                                                                                   2004   0.989       1.058        19,588
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03).......................... 2006   1.213       1.250            --
                                                                                   2005   1.153       1.213        35,087
                                                                                   2004   1.089       1.153        48,674
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03).............. 2010   1.530       1.547            --
                                                                                   2009   1.246       1.530        39,432
                                                                                   2008   1.796       1.246        45,516
                                                                                   2007   1.510       1.796        54,861
                                                                                   2006   1.453       1.510        81,920
                                                                                   2005   1.324       1.453       151,746
                                                                                   2004   1.186       1.324       151,614
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)................... 2008   1.619       1.522            --
                                                                                   2007   1.515       1.619            --
                                                                                   2006   1.315       1.515            --
                                                                                   2005   1.274       1.315            --
                                                                                   2004   1.248       1.274            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................. 2011   1.890       2.018            --
                                                                                   2010   1.555       1.890       348,041
                                                                                   2009   1.014       1.555       316,463
                                                                                   2008   1.852       1.014       131,042
                                                                                   2007   1.557       1.852       104,868
                                                                                   2006   1.478       1.557        86,245
                                                                                   2005   1.355       1.478       100,506
                                                                                   2004   1.379       1.355        93,098
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03).................................... 2006   1.515       1.690            --
                                                                                   2005   1.491       1.515       419,277
                                                                                   2004   1.328       1.491       327,477
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2013   1.682       2.429        79,102
                                                                                   2012   1.450       1.682       125,876
                                                                                   2011   1.447       1.450       126,233
                                                                                   2010   1.185       1.447       115,583
                                                                                   2009   0.901       1.185       112,682
                                                                                   2008   1.547       0.901       137,922
                                                                                   2007   1.612       1.547       186,336
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   1.473       1.903        31,293
                                                                                   2012   1.312       1.473        91,986
                                                                                   2011   1.431       1.312       117,821
                                                                                   2010   1.255       1.431       123,958
                                                                                   2009   0.993       1.255       143,417
                                                                                   2008   1.602       0.993       161,507
                                                                                   2007   1.681       1.602       189,239
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2013   1.584       2.012        26,818
                                                                                   2012   1.398       1.584        28,681
                                                                                   2011   1.394       1.398        29,163
                                                                                   2010   1.267       1.394        29,897
                                                                                   2009   1.061       1.267        27,655
                                                                                   2008   1.537       1.061        25,421
                                                                                   2007   1.491       1.537        26,537

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07).... 2013   1.439       1.939        27,018
                                                                              2012   1.224       1.439        93,155
                                                                              2011   1.261       1.224        96,413
                                                                              2010   1.174       1.261        97,996
                                                                              2009   0.844       1.174       396,756
                                                                              2008   1.377       0.844       142,786
                                                                              2007   1.382       1.377       146,075
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)..... 2013   1.597       2.066        21,979
                                                                              2012   1.403       1.597        58,901
                                                                              2011   1.368       1.403        62,719
                                                                              2010   1.279       1.368       104,968
                                                                              2009   1.051       1.279        99,552
                                                                              2008   1.670       1.051       133,976
                                                                              2007   1.645       1.670       191,707
                                                                              2006   1.424       1.645       198,362
                                                                              2005   1.367       1.424       220,078
                                                                              2004   1.268       1.367       337,824
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03).... 2013   2.223       3.195        70,876
                                                                              2012   1.905       2.223       135,181
                                                                              2011   1.923       1.905       159,454
                                                                              2010   1.572       1.923       190,199
                                                                              2009   1.126       1.572       195,639
                                                                              2008   1.944       1.126       198,364
                                                                              2007   1.808       1.944       333,304
                                                                              2006   1.641       1.808       386,886
                                                                              2005   1.601       1.641       397,012
                                                                              2004   1.423       1.601       342,427
 LMPVET Equity Index Subaccount (Class II) (5/03)............................ 2009   0.933       0.906            --
                                                                              2008   1.527       0.933       341,355
                                                                              2007   1.489       1.527       450,100
                                                                              2006   1.324       1.489       605,832
                                                                              2005   1.299       1.324       631,868
                                                                              2004   1.206       1.299       410,864
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2013   1.231       1.428        18,665
                                                                              2012   1.138       1.231        14,655
                                                                              2011   1.165       1.138        11,631
                                                                              2010   1.063       1.165         3,285
                                                                              2009   0.885       1.063         3,170
                                                                              2008   1.211       0.885         3,100
                                                                              2007   1.118       1.211         3,195
                                                                              2006   1.062       1.118         3,363
                                                                              2005   1.041       1.062         3,240
                                                                              2004   0.945       1.041         3,300
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)..... 2011   0.937       0.924            --
                                                                              2010   0.878       0.937        26,584
                                                                              2009   0.765       0.878        15,283
                                                                              2008   0.993       0.765        15,647
                                                                              2007   1.003       0.993        24,238
                                                                              2006   0.986       1.003        54,675
                                                                              2005   0.985       0.986       624,487
                                                                              2004   0.997       0.985       438,219
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................. 2007   1.620       1.696            --
                                                                              2006   1.404       1.620       200,018
                                                                              2005   1.380       1.404       186,222
                                                                              2004   1.304       1.380       140,570
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)......................... 2007   1.339       1.392            --
                                                                              2006   1.315       1.339       174,228
                                                                              2005   1.279       1.315       173,373
                                                                              2004   1.302       1.279       147,703
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)....................... 2007   1.575       1.627            --
                                                                              2006   1.451       1.575       199,913
                                                                              2005   1.351       1.451       190,031
                                                                              2004   1.267       1.351       108,050
 LMPVPII Growth and Income Subaccount (Class I) (7/03)....................... 2007   1.441       1.501            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2006   1.311       1.441        26,822
                                                                          2005   1.295       1.311        27,856
                                                                          2004   1.223       1.295         8,022
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).............. 2007   1.575       1.633            --
                                                                          2006   1.374       1.575       533,019
                                                                          2005   1.362       1.374       576,219
                                                                          2004   1.237       1.362       334,227
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.761       1.936            --
                                                                          2006   1.605       1.761       438,788
                                                                          2005   1.518       1.605       573,850
                                                                          2004   1.252       1.518       369,193
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.072       1.103            --
                                                                          2005   1.056       1.072        92,318
                                                                          2004   0.981       1.056        83,884
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.731       1.664            --
                                                                          2007   1.670       1.731       235,726
                                                                          2006   1.762       1.670       238,443
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2013   1.787       1.919       175,618
                                                                          2012   1.564       1.787       209,355
                                                                          2011   1.559       1.564       247,914
                                                                          2010   1.373       1.559       323,414
                                                                          2009   0.953       1.373       331,715
                                                                          2008   1.286       0.953       233,300
                                                                          2007   1.280       1.286       291,616
                                                                          2006   1.220       1.280       296,938
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.600       1.674            --
                                                                          2006   1.518       1.600       375,619
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.420       1.862       156,152
                                                                          2012   1.280       1.420       213,615
                                                                          2011   1.307       1.280       285,007
                                                                          2010   1.188       1.307       293,615
                                                                          2009   1.020       1.188       343,436
                                                                          2008   1.665       1.020       306,283
                                                                          2007   1.660       1.665       360,574
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2013   0.990       1.004       411,197
                                                                          2012   0.802       0.990       470,231
                                                                          2011   0.866       0.802       570,908
                                                                          2010   0.762       0.866       576,167
                                                                          2009   0.577       0.762       687,470
                                                                          2008   1.011       0.577       762,788
                                                                          2007   1.214       1.011       931,049
                                                                          2006   1.003       1.214     1,059,246
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2013   1.944       2.453        83,986
                                                                          2012   1.619       1.944       121,805
                                                                          2011   1.788       1.619       166,099
                                                                          2010   1.668       1.788       207,920
                                                                          2009   1.192       1.668       428,768
                                                                          2008   2.098       1.192       212,523
                                                                          2007   1.645       2.098       212,930
                                                                          2006   1.612       1.645       188,130
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2013   1.982       2.534       112,733
                                                                          2012   1.567       1.982        97,122
                                                                          2011   1.864       1.567       126,226
                                                                          2010   1.635       1.864       168,709
                                                                          2009   1.076       1.635       192,793
                                                                          2008   1.858       1.076       230,313
                                                                          2007   1.917       1.858       717,899
                                                                          2006   1.748       1.917       206,980
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2013   1.548       2.048        91,187
                                                                          2012   1.337       1.548       137,263
                                                                          2011   1.388       1.337       147,699
                                                                          2010   1.236       1.388       152,329
                                                                          2009   0.995       1.236       147,408

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *...................... 2013   1.004       1.279       331,613
                                                                                2012   0.896       1.004       359,900
                                                                                2011   0.952       0.896       433,315
                                                                                2010   0.776       0.952       556,675
                                                                                2009   0.627       0.776       747,810
                                                                                2008   1.049       0.627       694,665
                                                                                2007   1.067       1.049       803,393
                                                                                2006   0.964       1.067        62,536
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)..................... 2013   1.485       2.040        10,334
                                                                                2012   1.283       1.485        10,334
                                                                                2011   1.324       1.283        15,038
                                                                                2010   1.071       1.324        15,038
                                                                                2009   0.817       1.071        13,451
                                                                                2008   1.361       0.817         4,708
                                                                                2007   1.250       1.361            --
                                                                                2006   1.266       1.250            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)..................... 2013   1.386       1.804        25,156
                                                                                2012   1.226       1.386            --
                                                                                2011   1.396       1.226            --
                                                                                2010   1.195       1.396            --
                                                                                2009   0.947       1.195            --
                                                                                2008   1.296       0.947        29,950
                                                                                2007   1.340       1.296       141,192
                                                                                2006   1.263       1.340        13,909
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........... 2009   0.881       0.869            --
                                                                                2008   1.206       0.881        41,064
                                                                                2007   1.160       1.206        81,474
                                                                                2006   1.103       1.160        89,078
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013   1.794       1.896       458,056
                                                                                2012   1.622       1.794       503,075
                                                                                2011   1.583       1.622       530,150
                                                                                2010   1.431       1.583       593,749
                                                                                2009   1.068       1.431       635,335
                                                                                2008   1.339       1.068       429,278
                                                                                2007   1.283       1.339       706,015
                                                                                2006   1.230       1.283       680,384
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.864       0.819            --
                                                                                2008   1.541       0.864       117,570
                                                                                2007   1.409       1.541       121,846
                                                                                2006   1.433       1.409       145,832
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   0.942       1.193            --
                                                                                2012   0.826       0.942            --
                                                                                2011   0.970       0.826        69,254
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2013   2.686       2.494       121,727
                                                                                2012   2.312       2.686       149,758
                                                                                2011   2.910       2.312       212,847
                                                                                2010   2.408       2.910       228,808
                                                                                2009   1.459       2.408       260,447
                                                                                2008   3.199       1.459       250,646
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.762       2.054       415,429
                                                                                2012   1.545       1.762       498,479
                                                                                2011   1.771       1.545       540,687
                                                                                2010   1.627       1.771       574,162
                                                                                2009   1.265       1.627       564,512
                                                                                2008   2.246       1.265       655,778
                                                                                2007   2.149       2.246        38,853
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   1.614       1.746            --
                                                                                2012   1.565       1.614       153,415
                                                                                2011   1.688       1.565       169,715
                                                                                2010   1.401       1.688       179,405
                                                                                2009   1.045       1.401       196,624
                                                                                2008   1.661       1.045       226,739
 MIST MLA Mid Cap Subaccount (Class B) (4/07).................................. 2013   1.018       1.101            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   0.990       1.018       336,292
                                                                          2011   1.069       0.990       447,407
                                                                          2010   0.890       1.069       576,675
                                                                          2009   0.666       0.890       666,203
                                                                          2008   1.105       0.666       700,535
                                                                          2007   1.253       1.105        17,679
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2013   1.035       1.286       504,625
                                                                          2012   0.874       1.035       630,818
                                                                          2011   0.977       0.874       671,115
                                                                          2010   0.862       0.977       645,990
                                                                          2009   0.631       0.862       683,113
                                                                          2008   1.086       0.631       755,075
                                                                          2007   1.046       1.086       934,133
                                                                          2006   0.996       1.046     1,181,410
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2013   1.520       1.352       222,820
                                                                          2012   1.423       1.520       303,714
                                                                          2011   1.306       1.423       310,034
                                                                          2010   1.237       1.306       319,838
                                                                          2009   1.070       1.237       287,113
                                                                          2008   1.172       1.070       303,957
                                                                          2007   1.112       1.172       433,502
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.491       1.429     1,073,583
                                                                          2012   1.396       1.491     1,529,282
                                                                          2011   1.385       1.396     1,387,380
                                                                          2010   1.310       1.385       774,717
                                                                          2009   1.181       1.310       685,975
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.411       1.835            --
                                                                          2012   1.305       1.411        21,721
                                                                          2011   1.399       1.305        21,610
                                                                          2010   1.232       1.399        21,418
                                                                          2009   1.018       1.232        20,634
                                                                          2008   1.550       1.018         4,673
                                                                          2007   1.511       1.550        43,579
                                                                          2006   1.412       1.511        89,014
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.151       1.267            --
                                                                          2006   1.098       1.151        14,915
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   1.628       1.616       372,815
                                                                          2012   1.493       1.628       404,673
                                                                          2011   1.474       1.493       443,771
                                                                          2010   1.344       1.474       481,112
                                                                          2009   1.034       1.344       500,177
                                                                          2008   1.185       1.034       281,588
                                                                          2007   1.137       1.185       368,385
                                                                          2006   1.103       1.137       388,007
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.772       1.847            --
                                                                          2012   1.617       1.772       300,452
                                                                          2011   2.010       1.617       311,070
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   0.971       1.270       560,071
                                                                          2012   0.842       0.971       642,796
                                                                          2011   0.898       0.842       696,907
                                                                          2010   0.785       0.898       754,357
                                                                          2009   0.679       0.785       837,753
                                                                          2008   1.090       0.679       892,095
                                                                          2007   1.073       1.090     1,109,989
                                                                          2006   1.001       1.073       668,921
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   0.988       1.279       591,732
                                                                          2012   0.857       0.988       782,544
                                                                          2011   0.964       0.857       897,988
                                                                          2010   0.822       0.964       984,492
                                                                          2009   0.665       0.822     1,141,011
                                                                          2008   0.970       0.665     1,139,528
                                                                          2007   1.024       0.970     1,535,978
                                                                          2006   1.003       1.024     1,324,857
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.258       1.220       151,130

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   1.197       1.258       170,353
                                                                                    2011   1.149       1.197       193,972
                                                                                    2010   1.086       1.149       204,707
                                                                                    2009   1.015       1.086       244,693
                                                                                    2008   1.075       1.015       347,607
                                                                                    2007   1.035       1.075       415,427
                                                                                    2006   1.001       1.035       371,120
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).................... 2013   1.160       1.522        89,449
                                                                                    2012   1.038       1.160       135,495
                                                                                    2011   1.166       1.038       183,093
                                                                                    2010   0.996       1.166       179,770
                                                                                    2009   0.795       0.996       208,922
 MSF BlackRock Diversified Subaccount (Class A) (5/09)............................. 2013   1.217       1.434        84,752
                                                                                    2012   1.108       1.217        47,802
                                                                                    2011   1.092       1.108       104,461
                                                                                    2010   1.019       1.092        42,960
                                                                                    2009   0.883       1.019        40,948
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............................ 2013   0.951       0.929     1,747,083
                                                                                    2012   0.973       0.951     2,213,265
                                                                                    2011   0.996       0.973     2,398,749
                                                                                    2010   1.019       0.996     2,788,304
                                                                                    2009   1.038       1.019     2,986,298
                                                                                    2008   1.033       1.038     4,776,389
                                                                                    2007   1.006       1.033     2,191,855
                                                                                    2006   0.988       1.006     3,150,633
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 2013   1.241       1.622        37,094
                                                                                    2012   1.126       1.241        66,273
                                                                                    2011   1.200       1.126        52,030
                                                                                    2010   1.096       1.200        46,753
                                                                                    2009   0.850       1.096        44,882
                                                                                    2008   1.384       0.850        45,468
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.743       0.774            --
                                                                                    2008   1.378       0.743       115,085
                                                                                    2007   1.357       1.378       134,507
                                                                                    2006   1.345       1.357       147,196
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013   1.204       1.323            --
                                                                                    2012   1.066       1.204       176,801
                                                                                    2011   1.163       1.066       178,475
                                                                                    2010   1.040       1.163       179,732
                                                                                    2009   0.874       1.040       157,203
                                                                                    2008   1.467       0.874       171,530
                                                                                    2007   1.442       1.467       192,982
                                                                                    2006   1.412       1.442       213,537
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.544       2.001       100,064
                                                                                    2012   1.425       1.544       103,086
                                                                                    2011   1.505       1.425       109,194
                                                                                    2010   1.337       1.505       107,471
                                                                                    2009   0.917       1.337       160,608
                                                                                    2008   1.729       0.917       189,318
                                                                                    2007   1.470       1.729       350,570
                                                                                    2006   1.513       1.470       381,920
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.900       0.973            --
                                                                                    2010   0.796       0.900        69,303
                                                                                    2009   0.620       0.796       377,802
                                                                                    2008   1.065       0.620       429,900
                                                                                    2007   1.055       1.065       429,944
                                                                                    2006   1.002       1.055        88,728
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.221       1.245        30,888
                                                                                    2012   1.145       1.221       442,846
                                                                                    2011   1.135       1.145       464,840
                                                                                    2010   1.055       1.135       547,931
                                                                                    2009   0.896       1.055       422,602
                                                                                    2008   1.071       0.896       393,489
                                                                                    2007   1.038       1.071       393,528
                                                                                    2006   1.001       1.038            --
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.161       1.259       308,157

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   1.066       1.161       348,045
                                                                                  2011   1.080       1.066       359,060
                                                                                  2010   0.990       1.080       440,225
                                                                                  2009   0.819       0.990       456,936
                                                                                  2008   1.070       0.819       397,189
                                                                                  2007   1.044       1.070        16,368
                                                                                  2006   1.002       1.044         2,322
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)..................... 2013   1.089       1.255       433,695
                                                                                  2012   0.984       1.089       363,710
                                                                                  2011   1.021       0.984       580,845
                                                                                  2010   0.923       1.021       586,069
                                                                                  2009   0.746       0.923       736,500
                                                                                  2008   1.070       0.746       830,396
                                                                                  2007   1.050       1.070       634,367
                                                                                  2006   1.002       1.050       649,461
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)....... 2013   1.017       1.236       107,875
                                                                                  2012   0.902       1.017       108,002
                                                                                  2011   0.959       0.902        44,644
                                                                                  2010   0.856       0.959       185,462
                                                                                  2009   0.678       0.856       186,029
                                                                                  2008   1.070       0.678       359,704
                                                                                  2007   1.054       1.070       665,980
                                                                                  2006   1.002       1.054     1,179,107
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................. 2013   1.096       1.411     1,089,634
                                                                                  2012   0.972       1.096     1,090,098
                                                                                  2011   0.978       0.972     1,222,586
                                                                                  2010   0.874       0.978     1,315,224
                                                                                  2009   0.714       0.874     1,424,412
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)....................... 2013   1.404       1.629       507,404
                                                                                  2012   1.290       1.404       700,796
                                                                                  2011   1.292       1.290       750,201
                                                                                  2010   1.203       1.292       827,928
                                                                                  2009   1.040       1.203       843,405
                                                                                  2008   1.370       1.040     1,055,838
                                                                                  2007   1.346       1.370     1,034,026
                                                                                  2006   1.265       1.346     1,067,742
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).............................. 2013   1.367       1.813       200,800
                                                                                  2012   1.199       1.367       109,638
                                                                                  2011   1.217       1.199       116,928
                                                                                  2010   1.117       1.217       194,883
                                                                                  2009   0.946       1.117       285,920
                                                                                  2008   1.435       0.946       273,405
                                                                                  2007   1.365       1.435       310,544
                                                                                  2006   1.241       1.365       371,856
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........................ 2013   1.758       2.185        92,635
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........................ 2013   1.109       1.376       254,635
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................. 2013   1.147       1.555       403,427
                                                                                  2012   0.989       1.147       214,405
                                                                                  2011   1.026       0.989       262,441
                                                                                  2010   0.899       1.026       307,400
                                                                                  2009   0.643       0.899       361,706
                                                                                  2008   1.135       0.643       356,675
                                                                                  2007   1.064       1.135       139,496
                                                                                  2006   0.998       1.064       173,613
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2013   1.541       2.171       461,010
                                                                                  2012   1.360       1.541       586,329
                                                                                  2011   1.372       1.360       688,470
                                                                                  2010   1.043       1.372       788,168
                                                                                  2009   0.770       1.043       607,650
                                                                                  2008   1.176       0.770       629,902
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2007   1.130       1.170            --
                                                                                  2006   1.068       1.130       104,585
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...... 2013   1.157       1.125        62,783

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012   1.144       1.157       103,987
                                                                            2011   1.108       1.144       181,278
                                                                            2010   1.070       1.108       386,489
                                                                            2009   1.048       1.070       408,253
                                                                            2008   1.074       1.048       176,288
                                                                            2007   1.052       1.074       156,346
                                                                            2006   1.021       1.052       168,187
Money Market Portfolio
 Money Market Subaccount (5/03)............................................ 2006   0.982       0.988            --
                                                                            2005   0.977       0.982     2,155,851
                                                                            2004   0.989       0.977     1,991,303
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)............ 2006   1.083       1.141            --
                                                                            2005   1.048       1.083         9,491
                                                                            2004   0.991       1.048            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)............ 2007   1.088       1.108            --
                                                                            2006   1.106       1.088       501,450
                                                                            2005   1.108       1.106       632,376
                                                                            2004   1.041       1.108       355,171
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)........... 2009   1.143       1.178            --
                                                                            2008   1.116       1.143       835,476
                                                                            2007   1.050       1.116       794,155
                                                                            2006   1.034       1.050       863,716
                                                                            2005   1.033       1.034     1,056,216
                                                                            2004   1.008       1.033       669,474
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)............... 2007   2.000       2.161            --
                                                                            2006   1.603       2.000        19,791
                                                                            2005   1.462       1.603        23,041
                                                                            2004   1.287       1.462        41,689
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03).................... 2007   2.104       2.242            --
                                                                            2006   1.836       2.104       238,721
                                                                            2005   1.755       1.836       279,291
                                                                            2004   1.423       1.755       761,420
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)...................... 2006   1.349       1.433            --
                                                                            2005   1.270       1.349       205,672
                                                                            2004   1.220       1.270       165,632
 Travelers Convertible Securities Subaccount (6/03)........................ 2006   1.156       1.230            --
                                                                            2005   1.179       1.156       255,243
                                                                            2004   1.135       1.179       188,358
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)..................... 2006   1.617       1.762            --
                                                                            2005   1.472       1.617       297,839
                                                                            2004   1.293       1.472       227,258
 Travelers Equity Income Subaccount (5/03)................................. 2006   1.347       1.412            --
                                                                            2005   1.320       1.347       204,053
                                                                            2004   1.229       1.320       150,613
 Travelers Federated High Yield Subaccount (5/03).......................... 2006   1.193       1.220            --
                                                                            2005   1.190       1.193       286,829
                                                                            2004   1.103       1.190       208,068
 Travelers Federated Stock Subaccount (6/03)............................... 2006   1.385       1.430            --
                                                                            2005   1.345       1.385        23,564
                                                                            2004   1.245       1.345        15,490
 Travelers Large Cap Subaccount (6/03)..................................... 2006   1.308       1.345            --
                                                                            2005   1.231       1.308       108,488
                                                                            2004   1.183       1.231        58,557
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)......... 2006   1.095       1.162            --
                                                                            2005   1.000       1.095            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)....... 2006   1.026       1.027            --
                                                                            2005   1.000       1.026            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)........... 2006   1.062       1.098            --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2005   1.000       1.062       469,242
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.073       1.116            --
                                                                                      2005   1.000       1.073       906,666
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.042       1.060            --
                                                                                      2005   1.000       1.042         2,205
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.433       1.518            --
                                                                                      2005   1.309       1.433       282,601
                                                                                      2004   1.156       1.309       153,164
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................. 2006   1.433       1.513            --
                                                                                      2005   1.422       1.433       248,731
                                                                                      2004   1.276       1.422       141,938
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)............................... 2006   1.228       1.265            --
                                                                                      2005   1.221       1.228     1,227,410
                                                                                      2004   1.121       1.221     1,158,398
 Travelers MFS(Reg. TM) Value Subaccount (5/04)...................................... 2006   1.151       1.241            --
                                                                                      2005   1.106       1.151       266,011
                                                                                      2004   0.961       1.106       159,450
 Travelers Mondrian International Stock Subaccount (6/03)............................ 2006   1.525       1.748            --
                                                                                      2005   1.425       1.525       179,628
                                                                                      2004   1.260       1.425        94,813
 Travelers Pioneer Fund Subaccount (6/03)............................................ 2006   1.334       1.412            --
                                                                                      2005   1.288       1.334        87,965
                                                                                      2004   1.186       1.288        14,897
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 2006   1.046       1.098            --
                                                                                      2005   1.000       1.046            --
 Travelers Pioneer Strategic Income Subaccount (5/04)................................ 2006   1.094       1.103            --
                                                                                      2005   1.080       1.094       388,275
                                                                                      2004   0.970       1.080       277,659
 Travelers Quality Bond Subaccount (5/03)............................................ 2006   1.013       1.001            --
                                                                                      2005   1.020       1.013       624,547
                                                                                      2004   1.010       1.020       427,684
 Travelers Strategic Equity Subaccount (6/03)........................................ 2006   1.313       1.367            --
                                                                                      2005   1.317       1.313        35,777
                                                                                      2004   1.223       1.317        24,172
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05).................... 2006   1.102       1.266            --
                                                                                      2005   1.000       1.102            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)..................... 2006   1.103       1.263            --
                                                                                      2005   1.000       1.103            --
 Travelers U.S. Government Securities Subaccount (5/04).............................. 2006   1.062       1.021            --
                                                                                      2005   1.041       1.062       175,255
                                                                                      2004   0.979       1.041        88,140
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03).................................. 2009   0.995       0.963            --
                                                                                      2008   1.586       0.995       156,985
                                                                                      2007   1.662       1.586       226,055
                                                                                      2006   1.465       1.662       248,635
                                                                                      2005   1.440       1.465       256,421
                                                                                      2004   1.255       1.440       155,844
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).............................. 2009   0.806       0.824            --
                                                                                      2008   1.449       0.806            --
                                                                                      2007   1.319       1.449            --
                                                                                      2006   1.264       1.319            --
                                                                                      2005   1.199       1.264            --
                                                                                      2004   1.182       1.199            --

                              PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03).............. 2006   1.215       1.179           --
                                                                              2005   1.083       1.215           --
                                                                              2004   1.000       1.083           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).................... 2013   1.597       2.015           --
                                                                              2012   1.334       1.597           --
                                                                              2011   1.499       1.334           --
                                                                              2010   1.374       1.499           --
                                                                              2009   0.988       1.374           --
                                                                              2008   1.642       0.988           --
                                                                              2007   1.464       1.642           --
                                                                              2006   1.244       1.464           --
                                                                              2005   1.117       1.244           --
                                                                              2004   1.000       1.117           --
 American Funds Growth Subaccount (Class 2) (5/03)........................... 2013   1.371       1.743           --
                                                                              2012   1.191       1.371           --
                                                                              2011   1.274       1.191           --
                                                                              2010   1.099       1.274           --
                                                                              2009   0.807       1.099           --
                                                                              2008   1.475       0.807           --
                                                                              2007   1.344       1.475           --
                                                                              2006   1.248       1.344           --
                                                                              2005   1.100       1.248           --
                                                                              2004   1.000       1.100           --
 American Funds Growth-Income Subaccount (Class 2) (5/03).................... 2013   1.197       1.561           --
                                                                              2012   1.044       1.197           --
                                                                              2011   1.088       1.044           --
                                                                              2010   1.000       1.088           --
                                                                              2009   0.780       1.000           --
                                                                              2008   1.285       0.780        6,960
                                                                              2007   1.252       1.285        7,514
                                                                              2006   1.113       1.252        7,634
                                                                              2005   1.077       1.113        7,713
                                                                              2004   1.000       1.077           --
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)............................................ 2006   1.342       1.325           --
                                                                              2005   1.162       1.342           --
                                                                              2004   1.000       1.162           --
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)........................ 2006   1.257       1.628           --
                                                                              2005   1.201       1.257        6,786
                                                                              2004   1.000       1.201           --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03)................. 2008   1.254       1.198           --
                                                                              2007   1.199       1.254           --
                                                                              2006   1.054       1.199           --
                                                                              2005   1.033       1.054           --
                                                                              2004   1.000       1.033           --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03)........... 2008   0.960       0.904           --
                                                                              2007   1.105       0.960           --
                                                                              2006   1.090       1.105           --
                                                                              2005   1.054       1.090           --
                                                                              2004   1.000       1.054           --
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04).......... 2006   1.197       1.299           --
                                                                              2005   1.112       1.197           --
                                                                              2004   1.000       1.112           --
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)........ 2006   1.179       1.311           --
                                                                              2005   1.097       1.179           --
                                                                              2004   1.000       1.097           --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)........ 2013   1.460       1.867           --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2012   1.287       1.460           --
                                                                                       2011   1.355       1.287           --
                                                                                       2010   1.187       1.355           --
                                                                                       2009   0.897       1.187           --
                                                                                       2008   1.602       0.897        6,151
                                                                                       2007   1.398       1.602        6,112
                                                                                       2006   1.285       1.398        6,799
                                                                                       2005   1.127       1.285        6,666
                                                                                       2004   1.000       1.127           --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2013   1.398       1.888           --
                                                                                       2012   1.171       1.398           --
                                                                                       2011   1.233       1.171           --
                                                                                       2010   1.070       1.233           --
                                                                                       2009   0.807       1.070           --
                                                                                       2008   1.408       0.807           --
                                                                                       2007   1.351       1.408           --
                                                                                       2006   1.215       1.351           --
                                                                                       2005   1.031       1.215           --
                                                                                       2004   1.000       1.031           --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................. 2013   1.683       2.234           --
                                                                                       2012   1.504       1.683           --
                                                                                       2011   1.727       1.504           --
                                                                                       2010   1.375       1.727           --
                                                                                       2009   1.008       1.375           --
                                                                                       2008   1.708       1.008           --
                                                                                       2007   1.516       1.708           --
                                                                                       2006   1.381       1.516           --
                                                                                       2005   1.198       1.381           --
                                                                                       2004   1.000       1.198           --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03).......................... 2006   1.173       1.357           --
                                                                                       2005   1.087       1.173           --
                                                                                       2004   1.000       1.087           --
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........... 2008   2.310       2.096           --
                                                                                       2007   1.837       2.310           --
                                                                                       2006   1.468       1.837           --
                                                                                       2005   1.179       1.468           --
                                                                                       2004   1.000       1.179           --
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)...................... 2013   1.380       1.658           --
                                                                                       2012   1.195       1.380           --
                                                                                       2011   1.369       1.195           --
                                                                                       2010   1.293       1.369           --
                                                                                       2009   0.966       1.293           --
                                                                                       2008   1.659       0.966           --
                                                                                       2007   1.471       1.659           --
                                                                                       2006   1.240       1.471           --
                                                                                       2005   1.152       1.240           --
                                                                                       2004   1.000       1.152           --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)....................... 2006   1.206       1.435           --
                                                                                       2005   1.134       1.206        7,298
                                                                                       2004   1.000       1.134           --
High Yield Bond Trust
 High Yield Bond Trust (6/04)......................................................... 2006   1.046       1.067           --
                                                                                       2005   1.057       1.046           --
                                                                                       2004   0.989       1.057           --
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03).............................. 2006   1.115       1.148           --
                                                                                       2005   1.060       1.115           --
                                                                                       2004   1.000       1.060           --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03).................. 2010   1.226       1.240           --
                                                                                       2009   0.999       1.226           --
                                                                                       2008   1.441       0.999           --
                                                                                       2007   1.213       1.441           --
                                                                                       2006   1.167       1.213           --
                                                                                       2005   1.064       1.167           --
                                                                                       2004   1.000       1.064           --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)....................... 2008   1.298       1.220           --

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   1.215       1.298    --
                                                                                   2006   1.055       1.215    --
                                                                                   2005   1.023       1.055    --
                                                                                   2004   1.000       1.023    --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................. 2011   1.412       1.508    --
                                                                                   2010   1.162       1.412    --
                                                                                   2009   0.758       1.162    --
                                                                                   2008   1.386       0.758    --
                                                                                   2007   1.166       1.386    --
                                                                                   2006   1.107       1.166    --
                                                                                   2005   1.016       1.107    --
                                                                                   2004   1.000       1.016    --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03).................................... 2006   1.132       1.262    --
                                                                                   2005   1.114       1.132    --
                                                                                   2004   1.000       1.114    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2013   1.288       1.859    --
                                                                                   2012   1.111       1.288    --
                                                                                   2011   1.110       1.111    --
                                                                                   2010   0.909       1.110    --
                                                                                   2009   0.691       0.909    --
                                                                                   2008   1.188       0.691    --
                                                                                   2007   1.238       1.188    --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   1.119       1.444    --
                                                                                   2012   0.996       1.119    --
                                                                                   2011   1.087       0.996    --
                                                                                   2010   0.955       1.087    --
                                                                                   2009   0.756       0.955    --
                                                                                   2008   1.220       0.756    --
                                                                                   2007   1.280       1.220    --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2013   1.310       1.664    --
                                                                                   2012   1.157       1.310    --
                                                                                   2011   1.155       1.157    --
                                                                                   2010   1.049       1.155    --
                                                                                   2009   0.880       1.049    --
                                                                                   2008   1.274       0.880    --
                                                                                   2007   1.237       1.274    --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)......... 2013   1.124       1.514    --
                                                                                   2012   0.957       1.124    --
                                                                                   2011   0.986       0.957    --
                                                                                   2010   0.919       0.986    --
                                                                                   2009   0.661       0.919    --
                                                                                   2008   1.079       0.661    --
                                                                                   2007   1.083       1.079    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03).......... 2013   1.242       1.606    --
                                                                                   2012   1.091       1.242    --
                                                                                   2011   1.065       1.091    --
                                                                                   2010   0.996       1.065    --
                                                                                   2009   0.819       0.996    --
                                                                                   2008   1.302       0.819    --
                                                                                   2007   1.283       1.302    --
                                                                                   2006   1.111       1.283    --
                                                                                   2005   1.067       1.111    --
                                                                                   2004   1.000       1.067    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03)......... 2013   1.548       2.223    --
                                                                                   2012   1.327       1.548    --
                                                                                   2011   1.340       1.327    --
                                                                                   2010   1.096       1.340    --
                                                                                   2009   0.786       1.096    --
                                                                                   2008   1.357       0.786    --
                                                                                   2007   1.263       1.357    --
                                                                                   2006   1.146       1.263    --
                                                                                   2005   1.119       1.146    --
                                                                                   2004   1.000       1.119    --
 LMPVET Equity Index Subaccount (Class II) (5/03)................................. 2009   0.778       0.756    --

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                             2008   1.275       0.778           --
                                                                             2007   1.244       1.275           --
                                                                             2006   1.106       1.244           --
                                                                             2005   1.086       1.106           --
                                                                             2004   1.000       1.086           --
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)...... 2013   1.226       1.421           --
                                                                             2012   1.134       1.226           --
                                                                             2011   1.161       1.134           --
                                                                             2010   1.060       1.161           --
                                                                             2009   0.883       1.060           --
                                                                             2008   1.209       0.883           --
                                                                             2007   1.116       1.209           --
                                                                             2006   1.061       1.116           --
                                                                             2005   1.040       1.061           --
                                                                             2004   0.945       1.040           --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03).... 2011   0.937       0.924           --
                                                                             2010   0.879       0.937           --
                                                                             2009   0.766       0.879           --
                                                                             2008   0.995       0.766        6,442
                                                                             2007   1.006       0.995        9,730
                                                                             2006   0.989       1.006        9,418
                                                                             2005   0.989       0.989        8,717
                                                                             2004   1.000       0.989           --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)................................. 2007   1.234       1.291           --
                                                                             2006   1.070       1.234           --
                                                                             2005   1.052       1.070           --
                                                                             2004   1.000       1.052           --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)........................ 2007   1.049       1.091           --
                                                                             2006   1.031       1.049           --
                                                                             2005   1.003       1.031           --
                                                                             2004   1.000       1.003           --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)...................... 2007   1.210       1.249           --
                                                                             2006   1.115       1.210           --
                                                                             2005   1.039       1.115           --
                                                                             2004   1.000       1.039           --
 LMPVPII Growth and Income Subaccount (Class I) (7/03)...................... 2007   1.195       1.246           --
                                                                             2006   1.089       1.195           --
                                                                             2005   1.076       1.089           --
                                                                             2004   1.000       1.076           --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)................. 2007   1.276       1.323           --
                                                                             2006   1.114       1.276        7,582
                                                                             2005   1.104       1.114        7,685
                                                                             2004   1.000       1.104           --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)..................... 2007   1.372       1.508           --
                                                                             2006   1.251       1.372           --
                                                                             2005   1.183       1.251           --
                                                                             2004   1.000       1.183           --
Managed Assets Trust
 Managed Assets Trust (5/04)................................................ 2006   1.071       1.102           --
                                                                             2005   1.056       1.071           --
                                                                             2004   0.981       1.056           --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)................ 2008   1.309       1.259           --
                                                                             2007   1.264       1.309           --
                                                                             2006   1.334       1.264           --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *.................... 2013   1.592       1.708           --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.394       1.592           --
                                                                          2011   1.391       1.394           --
                                                                          2010   1.225       1.391           --
                                                                          2009   0.851       1.225           --
                                                                          2008   1.148       0.851           --
                                                                          2007   1.144       1.148           --
                                                                          2006   1.091       1.144           --
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.365       1.428           --
                                                                          2006   1.296       1.365           --
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.208       1.583           --
                                                                          2012   1.089       1.208           --
                                                                          2011   1.113       1.089           --
                                                                          2010   1.012       1.113           --
                                                                          2009   0.869       1.012           --
                                                                          2008   1.419       0.869           --
                                                                          2007   1.416       1.419           --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2013   0.987       1.000           --
                                                                          2012   0.800       0.987           --
                                                                          2011   0.864       0.800           --
                                                                          2010   0.761       0.864           --
                                                                          2009   0.577       0.761           --
                                                                          2008   1.010       0.577       10,529
                                                                          2007   1.214       1.010        9,391
                                                                          2006   1.003       1.214        7,722
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2013   1.592       2.007           --
                                                                          2012   1.327       1.592           --
                                                                          2011   1.466       1.327           --
                                                                          2010   1.368       1.466           --
                                                                          2009   0.978       1.368           --
                                                                          2008   1.722       0.978           --
                                                                          2007   1.351       1.722           --
                                                                          2006   1.325       1.351           --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2013   1.577       2.015           --
                                                                          2012   1.247       1.577           --
                                                                          2011   1.484       1.247           --
                                                                          2010   1.303       1.484           --
                                                                          2009   0.858       1.303           --
                                                                          2008   1.482       0.858           --
                                                                          2007   1.530       1.482           --
                                                                          2006   1.395       1.530           --
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2013   1.214       1.606           --
                                                                          2012   1.049       1.214           --
                                                                          2011   1.090       1.049           --
                                                                          2010   0.971       1.090           --
                                                                          2009   0.782       0.971           --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2013   1.001       1.274           --
                                                                          2012   0.893       1.001           --
                                                                          2011   0.950       0.893           --
                                                                          2010   0.774       0.950           --
                                                                          2009   0.627       0.774           --
                                                                          2008   1.048       0.627           --
                                                                          2007   1.067       1.048           --
                                                                          2006   0.964       1.067           --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)............... 2013   1.480       2.031           --
                                                                          2012   1.279       1.480           --
                                                                          2011   1.320       1.279           --
                                                                          2010   1.069       1.320           --
                                                                          2009   0.815       1.069           --
                                                                          2008   1.359       0.815           --
                                                                          2007   1.249       1.359           --
                                                                          2006   1.265       1.249           --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)............... 2013   1.380       1.797           --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.222       1.380            --
                                                                                2011   1.392       1.222            --
                                                                                2010   1.192       1.392            --
                                                                                2009   0.945       1.192            --
                                                                                2008   1.294       0.945            --
                                                                                2007   1.338       1.294            --
                                                                                2006   1.262       1.338            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........... 2009   0.879       0.867            --
                                                                                2008   1.204       0.879            --
                                                                                2007   1.159       1.204            --
                                                                                2006   1.102       1.159            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013   1.561       1.649            --
                                                                                2012   1.412       1.561            --
                                                                                2011   1.379       1.412            --
                                                                                2010   1.247       1.379            --
                                                                                2009   0.931       1.247            --
                                                                                2008   1.168       0.931            --
                                                                                2007   1.120       1.168            --
                                                                                2006   1.074       1.120            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.721       0.684            --
                                                                                2008   1.288       0.721            --
                                                                                2007   1.178       1.288            --
                                                                                2006   1.198       1.178            --
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   0.939       1.188        39,345
                                                                                2012   0.824       0.939        39,382
                                                                                2011   0.968       0.824        39,426
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2013   1.759       1.632            --
                                                                                2012   1.515       1.759            --
                                                                                2011   1.907       1.515            --
                                                                                2010   1.579       1.907            --
                                                                                2009   0.957       1.579            --
                                                                                2008   2.099       0.957            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.380       1.608        33,485
                                                                                2012   1.211       1.380        36,399
                                                                                2011   1.389       1.211        85,215
                                                                                2010   1.276       1.389       110,147
                                                                                2009   0.993       1.276       123,124
                                                                                2008   1.764       0.993       144,732
                                                                                2007   1.688       1.764            --
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   1.218       1.317            --
                                                                                2012   1.181       1.218            --
                                                                                2011   1.275       1.181            --
                                                                                2010   1.059       1.275            --
                                                                                2009   0.790       1.059            --
                                                                                2008   1.256       0.790            --
 MIST MLA Mid Cap Subaccount (Class B) (4/07).................................. 2013   1.014       1.097            --
                                                                                2012   0.987       1.014        20,631
                                                                                2011   1.066       0.987        22,778
                                                                                2010   0.888       1.066         1,211
                                                                                2009   0.665       0.888         1,320
                                                                                2008   1.104       0.665         1,150
                                                                                2007   1.252       1.104            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.032       1.281            --
                                                                                2012   0.872       1.032            --
                                                                                2011   0.974       0.872            --
                                                                                2010   0.861       0.974            --
                                                                                2009   0.630       0.861            --
                                                                                2008   1.085       0.630         8,987
                                                                                2007   1.046       1.085         8,884
                                                                                2006   0.996       1.046         9,237
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............. 2013   1.391       1.237            --
                                                                                2012   1.303       1.391            --
                                                                                2011   1.197       1.303            --
                                                                                2010   1.134       1.197            --
                                                                                2009   0.981       1.134            --
                                                                                2008   1.076       0.981            --
                                                                                2007   1.021       1.076            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.441       1.380       706,686
                                                                          2012   1.350       1.441     1,401,293
                                                                          2011   1.339       1.350     1,457,451
                                                                          2010   1.268       1.339            --
                                                                          2009   1.143       1.268            --
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.207       1.569            --
                                                                          2012   1.117       1.207            --
                                                                          2011   1.198       1.117            --
                                                                          2010   1.055       1.198            --
                                                                          2009   0.872       1.055            --
                                                                          2008   1.330       0.872            --
                                                                          2007   1.297       1.330            --
                                                                          2006   1.212       1.297            --
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.150       1.266            --
                                                                          2006   1.098       1.150            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   1.621       1.608            --
                                                                          2012   1.487       1.621            --
                                                                          2011   1.469       1.487            --
                                                                          2010   1.340       1.469            --
                                                                          2009   1.031       1.340            --
                                                                          2008   1.183       1.031         8,976
                                                                          2007   1.136       1.183         9,573
                                                                          2006   1.102       1.136         9,573
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.322       1.379            --
                                                                          2012   1.208       1.322            --
                                                                          2011   1.502       1.208            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   0.968       1.265            --
                                                                          2012   0.840       0.968            --
                                                                          2011   0.896       0.840            --
                                                                          2010   0.784       0.896            --
                                                                          2009   0.678       0.784            --
                                                                          2008   1.089       0.678        16,728
                                                                          2007   1.072       1.089        17,763
                                                                          2006   1.001       1.072         9,022
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   0.985       1.274            --
                                                                          2012   0.855       0.985            --
                                                                          2011   0.961       0.855            --
                                                                          2010   0.821       0.961            --
                                                                          2009   0.665       0.821            --
                                                                          2008   0.970       0.665            --
                                                                          2007   1.024       0.970            --
                                                                          2006   1.003       1.024            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.218       1.181            --
                                                                          2012   1.160       1.218            --
                                                                          2011   1.114       1.160            --
                                                                          2010   1.053       1.114            --
                                                                          2009   0.985       1.053            --
                                                                          2008   1.044       0.985         5,265
                                                                          2007   1.006       1.044         9,323
                                                                          2006   0.973       1.006            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   0.991       1.300            --
                                                                          2012   0.888       0.991            --
                                                                          2011   0.998       0.888            --
                                                                          2010   0.853       0.998            --
                                                                          2009   0.680       0.853            --
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.211       1.427            --
                                                                          2012   1.104       1.211            --
                                                                          2011   1.089       1.104            --
                                                                          2010   1.016       1.089            --
                                                                          2009   0.880       1.016            --
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2013   0.960       0.938     1,850,491

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   0.983       0.960     2,191,992
                                                                                    2011   1.006       0.983     2,956,894
                                                                                    2010   1.030       1.006     3,591,722
                                                                                    2009   1.050       1.030     5,196,783
                                                                                    2008   1.045       1.050     5,906,840
                                                                                    2007   1.019       1.045     5,419,780
                                                                                    2006   1.001       1.019     3,247,845
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 2013   1.068       1.394            --
                                                                                    2012   0.969       1.068            --
                                                                                    2011   1.033       0.969            --
                                                                                    2010   0.945       1.033            --
                                                                                    2009   0.733       0.945            --
                                                                                    2008   1.193       0.733            --
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.636       0.662            --
                                                                                    2008   1.181       0.636            --
                                                                                    2007   1.163       1.181            --
                                                                                    2006   1.153       1.163            --
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013   0.996       1.094            --
                                                                                    2012   0.882       0.996            --
                                                                                    2011   0.963       0.882            --
                                                                                    2010   0.861       0.963            --
                                                                                    2009   0.724       0.861            --
                                                                                    2008   1.216       0.724         7,698
                                                                                    2007   1.196       1.216         7,990
                                                                                    2006   1.172       1.196         8,033
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.186       1.537            --
                                                                                    2012   1.095       1.186            --
                                                                                    2011   1.158       1.095            --
                                                                                    2010   1.029       1.158            --
                                                                                    2009   0.706       1.029            --
                                                                                    2008   1.332       0.706            --
                                                                                    2007   1.133       1.332            --
                                                                                    2006   1.166       1.133            --
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.898       0.971            --
                                                                                    2010   0.795       0.898        39,476
                                                                                    2009   0.619       0.795        39,529
                                                                                    2008   1.064       0.619        39,583
                                                                                    2007   1.055       1.064        39,627
                                                                                    2006   1.002       1.055        39,664
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.217       1.240            --
                                                                                    2012   1.142       1.217            --
                                                                                    2011   1.132       1.142            --
                                                                                    2010   1.053       1.132            --
                                                                                    2009   0.894       1.053            --
                                                                                    2008   1.070       0.894         9,920
                                                                                    2007   1.037       1.070        10,580
                                                                                    2006   1.001       1.037        10,580
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.157       1.254            --
                                                                                    2012   1.063       1.157            --
                                                                                    2011   1.077       1.063            --
                                                                                    2010   0.989       1.077            --
                                                                                    2009   0.818       0.989            --
                                                                                    2008   1.069       0.818            --
                                                                                    2007   1.044       1.069            --
                                                                                    2006   1.002       1.044            --
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2013   1.085       1.250            --
                                                                                    2012   0.981       1.085            --
                                                                                    2011   1.018       0.981            --
                                                                                    2010   0.921       1.018            --
                                                                                    2009   0.745       0.921            --
                                                                                    2008   1.069       0.745            --
                                                                                    2007   1.049       1.069            --
                                                                                    2006   1.002       1.049            --
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 2013   1.014       1.231        70,440

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   0.900       1.014        74,916
                                                                                  2011   0.957       0.900        80,109
                                                                                  2010   0.854       0.957        85,477
                                                                                  2009   0.678       0.854        91,251
                                                                                  2008   1.069       0.678        98,175
                                                                                  2007   1.054       1.069       104,041
                                                                                  2006   1.002       1.054       108,635
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................. 2013   1.092       1.405        10,394
                                                                                  2012   0.969       1.092        11,168
                                                                                  2011   0.976       0.969        12,447
                                                                                  2010   0.873       0.976        12,456
                                                                                  2009   0.713       0.873        13,259
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)....................... 2013   1.236       1.434            --
                                                                                  2012   1.137       1.236            --
                                                                                  2011   1.139       1.137            --
                                                                                  2010   1.061       1.139            --
                                                                                  2009   0.918       1.061            --
                                                                                  2008   1.210       0.918         5,781
                                                                                  2007   1.189       1.210         8,009
                                                                                  2006   1.118       1.189         8,053
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).............................. 2013   1.361       1.804            --
                                                                                  2012   1.195       1.361            --
                                                                                  2011   1.213       1.195            --
                                                                                  2010   1.114       1.213            --
                                                                                  2009   0.944       1.114            --
                                                                                  2008   1.433       0.944            --
                                                                                  2007   1.363       1.433            --
                                                                                  2006   1.239       1.363            --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........................ 2013   1.326       1.648            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........................ 2013   1.104       1.370            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................. 2013   1.143       1.549            --
                                                                                  2012   0.986       1.143        49,240
                                                                                  2011   1.023       0.986       143,122
                                                                                  2010   0.897       1.023       140,258
                                                                                  2009   0.642       0.897       262,608
                                                                                  2008   1.134       0.642       166,329
                                                                                  2007   1.063       1.134            --
                                                                                  2006   0.998       1.063            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2013   1.183       1.666        28,914
                                                                                  2012   1.045       1.183            --
                                                                                  2011   1.055       1.045            --
                                                                                  2010   0.802       1.055            --
                                                                                  2009   0.592       0.802        64,741
                                                                                  2008   0.906       0.592        19,779
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2007   1.128       1.168            --
                                                                                  2006   1.067       1.128            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...... 2013   1.152       1.119            --
                                                                                  2012   1.140       1.152            --
                                                                                  2011   1.104       1.140            --
                                                                                  2010   1.067       1.104            --
                                                                                  2009   1.045       1.067            --
                                                                                  2008   1.072       1.045            --
                                                                                  2007   1.051       1.072            --
                                                                                  2006   1.020       1.051            --
Money Market Portfolio
 Money Market Subaccount (5/03).................................................. 2006   0.995       1.001            --
                                                                                  2005   0.990       0.995            --
                                                                                  2004   1.000       0.990            --
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04).................. 2006   1.082       1.140            --
                                                                                  2005   1.047       1.082         7,841
                                                                                  2004   0.991       1.047            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03).................. 2007   0.999       1.017            --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2006   1.016       0.999            --
                                                                                      2005   1.019       1.016            --
                                                                                      2004   1.000       1.019            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)..................... 2009   1.106       1.140            --
                                                                                      2008   1.081       1.106            --
                                                                                      2007   1.017       1.081            --
                                                                                      2006   1.003       1.017            --
                                                                                      2005   1.002       1.003            --
                                                                                      2004   1.000       1.002            --
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)......................... 2007   1.572       1.697            --
                                                                                      2006   1.260       1.572            --
                                                                                      2005   1.149       1.260            --
                                                                                      2004   1.000       1.149            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03).............................. 2007   1.412       1.504            --
                                                                                      2006   1.233       1.412            --
                                                                                      2005   1.179       1.233            --
                                                                                      2004   1.000       1.179            --
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)................................ 2006   1.128       1.198            --
                                                                                      2005   1.062       1.128            --
                                                                                      2004   1.000       1.062            --
 Travelers Convertible Securities Subaccount (6/03).................................. 2006   1.010       1.074            --
                                                                                      2005   1.030       1.010            --
                                                                                      2004   1.000       1.030            --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................... 2006   1.224       1.334            --
                                                                                      2005   1.115       1.224            --
                                                                                      2004   1.000       1.115            --
 Travelers Equity Income Subaccount (5/03)........................................... 2006   1.118       1.172            --
                                                                                      2005   1.096       1.118         7,621
                                                                                      2004   1.000       1.096            --
 Travelers Federated High Yield Subaccount (5/03).................................... 2006   1.066       1.091            --
                                                                                      2005   1.064       1.066            --
                                                                                      2004   1.000       1.064            --
 Travelers Federated Stock Subaccount (6/03)......................................... 2006   1.115       1.152            --
                                                                                      2005   1.084       1.115            --
                                                                                      2004   1.000       1.084            --
 Travelers Large Cap Subaccount (6/03)............................................... 2006   1.122       1.153            --
                                                                                      2005   1.057       1.122            --
                                                                                      2004   1.000       1.057            --
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................... 2006   1.095       1.161            --
                                                                                      2005   1.000       1.095            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 2006   1.026       1.027            --
                                                                                      2005   1.000       1.026        10,313
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 2006   1.062       1.097            --
                                                                                      2005   1.000       1.062            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.072       1.116            --
                                                                                      2005   1.000       1.072       102,060
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.042       1.059            --
                                                                                      2005   1.000       1.042            --
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.223       1.296            --
                                                                                      2005   1.118       1.223            --
                                                                                      2004   1.000       1.118            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................. 2006   1.105       1.166            --
                                                                                      2005   1.098       1.105            --
                                                                                      2004   1.000       1.098            --
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)............................... 2006   1.085       1.118            --
                                                                                      2005   1.079       1.085         7,906
                                                                                      2004   1.000       1.079            --
 Travelers MFS(Reg. TM) Value Subaccount (5/04)...................................... 2006   1.150       1.239            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.106       1.150           --
                                                                          2004   0.961       1.106           --
 Travelers Mondrian International Stock Subaccount (6/03)................ 2006   1.218       1.395           --
                                                                          2005   1.138       1.218           --
                                                                          2004   1.000       1.138           --
 Travelers Pioneer Fund Subaccount (6/03)................................ 2006   1.145       1.212           --
                                                                          2005   1.106       1.145           --
                                                                          2004   1.000       1.106           --
 Travelers Pioneer Mid Cap Value Subaccount (5/05)....................... 2006   1.046       1.098           --
                                                                          2005   1.000       1.046           --
 Travelers Pioneer Strategic Income Subaccount (5/04).................... 2006   1.094       1.102           --
                                                                          2005   1.080       1.094        9,573
                                                                          2004   0.970       1.080           --
 Travelers Quality Bond Subaccount (5/03)................................ 2006   0.984       0.973           --
                                                                          2005   0.992       0.984        8,795
                                                                          2004   1.000       0.992           --
 Travelers Strategic Equity Subaccount (6/03)............................ 2006   1.097       1.142           --
                                                                          2005   1.100       1.097           --
                                                                          2004   1.000       1.100           --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.102       1.265           --
                                                                          2005   1.000       1.102           --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.103       1.262           --
                                                                          2005   1.000       1.103           --
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.061       1.020           --
                                                                          2005   1.041       1.061           --
                                                                          2004   0.979       1.041           --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)...................... 2009   0.782       0.757           --
                                                                          2008   1.247       0.782           --
                                                                          2007   1.308       1.247           --
                                                                          2006   1.153       1.308           --
                                                                          2005   1.134       1.153           --
                                                                          2004   1.000       1.134           --
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.700       0.715           --
                                                                          2008   1.258       0.700           --
                                                                          2007   1.146       1.258           --
                                                                          2006   1.099       1.146           --
                                                                          2005   1.043       1.099           --
                                                                          2004   1.000       1.043           --





                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.186       1.151            --
                                                                        2005   1.058       1.186        13,923
                                                                        2004   1.000       1.058         6,266
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2013   1.585       1.999       208,881
                                                                        2012   1.325       1.585       261,203
                                                                        2011   1.489       1.325       264,594
                                                                        2010   1.365       1.489       260,760
                                                                        2009   0.983       1.365       238,175
                                                                        2008   1.634       0.983       313,588
                                                                        2007   1.457       1.634       302,749
                                                                        2006   1.239       1.457       298,965
                                                                        2005   1.113       1.239       283,179
                                                                        2004   1.000       1.113        56,118

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 American Funds Growth Subaccount (Class 2) (5/03).................................... 2013   1.348       1.713       502,065
                                                                                       2012   1.172       1.348       577,067
                                                                                       2011   1.254       1.172       614,177
                                                                                       2010   1.082       1.254       637,392
                                                                                       2009   0.795       1.082       688,936
                                                                                       2008   1.453       0.795       784,927
                                                                                       2007   1.325       1.453       894,474
                                                                                       2006   1.231       1.325     1,008,487
                                                                                       2005   1.086       1.231     1,096,818
                                                                                       2004   1.000       1.086        62,763
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 2013   1.179       1.537       252,382
                                                                                       2012   1.028       1.179       361,564
                                                                                       2011   1.073       1.028       421,497
                                                                                       2010   0.986       1.073       433,511
                                                                                       2009   0.770       0.986       676,238
                                                                                       2008   1.269       0.770       712,191
                                                                                       2007   1.237       1.269       947,241
                                                                                       2006   1.100       1.237     1,030,688
                                                                                       2005   1.065       1.100     1,143,451
                                                                                       2004   1.000       1.065       248,977
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)..................................................... 2006   1.349       1.331            --
                                                                                       2005   1.169       1.349       678,965
                                                                                       2004   1.000       1.169        21,941
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................. 2006   1.347       1.744            --
                                                                                       2005   1.287       1.347        89,921
                                                                                       2004   1.000       1.287            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).......................... 2008   1.239       1.183            --
                                                                                       2007   1.185       1.239        80,873
                                                                                       2006   1.042       1.185        87,735
                                                                                       2005   1.022       1.042        89,465
                                                                                       2004   1.000       1.022        11,107
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 2008   0.993       0.935            --
                                                                                       2007   1.144       0.993        96,887
                                                                                       2006   1.129       1.144        96,101
                                                                                       2005   1.093       1.129       119,790
                                                                                       2004   1.000       1.093        12,455
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 2006   1.201       1.303            --
                                                                                       2005   1.116       1.201       328,531
                                                                                       2004   1.000       1.116         4,832
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 2006   1.203       1.337            --
                                                                                       2005   1.119       1.203       158,626
                                                                                       2004   1.000       1.119        10,114
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................. 2013   1.427       1.825       106,575
                                                                                       2012   1.259       1.427       108,391
                                                                                       2011   1.326       1.259       121,933
                                                                                       2010   1.162       1.326       126,803
                                                                                       2009   0.878       1.162       162,252
                                                                                       2008   1.570       0.878       171,256
                                                                                       2007   1.371       1.570       188,373
                                                                                       2006   1.260       1.371       181,357
                                                                                       2005   1.107       1.260       148,235
                                                                                       2004   1.000       1.107        28,719
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2013   1.405       1.896            --
                                                                                       2012   1.177       1.405            --
                                                                                       2011   1.240       1.177            --
                                                                                       2010   1.076       1.240            --
                                                                                       2009   0.812       1.076         5,053
                                                                                       2008   1.418       0.812         5,024
                                                                                       2007   1.361       1.418         4,785
                                                                                       2006   1.225       1.361         4,605
                                                                                       2005   1.040       1.225         5,132
                                                                                       2004   1.000       1.040            --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03).......................... 2013   1.716       2.277       140,774
                                                                                    2012   1.535       1.716       153,859
                                                                                    2011   1.764       1.535       168,703
                                                                                    2010   1.405       1.764       175,491
                                                                                    2009   1.030       1.405       233,342
                                                                                    2008   1.747       1.030       200,539
                                                                                    2007   1.551       1.747       222,946
                                                                                    2006   1.414       1.551       251,232
                                                                                    2005   1.227       1.414       238,798
                                                                                    2004   1.000       1.227        23,433
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03)....................... 2006   1.187       1.372            --
                                                                                    2005   1.100       1.187       104,000
                                                                                    2004   1.000       1.100            --
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........ 2008   2.467       2.238            --
                                                                                    2007   1.962       2.467       127,952
                                                                                    2006   1.569       1.962       139,225
                                                                                    2005   1.261       1.569       137,970
                                                                                    2004   1.000       1.261         6,091
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03)................... 2013   1.379       1.655       460,677
                                                                                    2012   1.195       1.379       479,599
                                                                                    2011   1.369       1.195       497,969
                                                                                    2010   1.294       1.369       491,308
                                                                                    2009   0.967       1.294       776,946
                                                                                    2008   1.661       0.967       734,973
                                                                                    2007   1.474       1.661     1,009,051
                                                                                    2006   1.243       1.474     1,120,661
                                                                                    2005   1.156       1.243       740,036
                                                                                    2004   1.000       1.156            --
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03).................... 2006   1.190       1.415            --
                                                                                    2005   1.119       1.190       413,565
                                                                                    2004   1.000       1.119        20,151
High Yield Bond Trust
 High Yield Bond Trust (6/04)...................................................... 2006   1.064       1.085            --
                                                                                    2005   1.076       1.064       135,067
                                                                                    2004   1.007       1.076        13,701
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03)........................... 2006   1.123       1.156            --
                                                                                    2005   1.068       1.123            --
                                                                                    2004   1.000       1.068            --
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03)............... 2010   1.194       1.207            --
                                                                                    2009   0.973       1.194            --
                                                                                    2008   1.405       0.973            --
                                                                                    2007   1.182       1.405            --
                                                                                    2006   1.139       1.182            --
                                                                                    2005   1.038       1.139            --
                                                                                    2004   1.000       1.038            --
 Janus Aspen Global Research Subaccount (Service Shares) (6/03).................... 2008   1.377       1.294            --
                                                                                    2007   1.290       1.377            --
                                                                                    2006   1.120       1.290            --
                                                                                    2005   1.087       1.120            --
                                                                                    2004   1.000       1.087            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03).................. 2011   1.458       1.557            --
                                                                                    2010   1.201       1.458        30,190
                                                                                    2009   0.784       1.201        17,501
                                                                                    2008   1.433       0.784        18,690
                                                                                    2007   1.206       1.433        20,826
                                                                                    2006   1.146       1.206        17,567
                                                                                    2005   1.052       1.146         4,581
                                                                                    2004   1.000       1.052            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03)..................................... 2006   1.143       1.274            --
                                                                                    2005   1.125       1.143        90,093
                                                                                    2004   1.000       1.125            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)......... 2013   1.301       1.878        52,507

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2012   1.123       1.301        68,765
                                                                              2011   1.122       1.123        71,966
                                                                              2010   0.920       1.122        76,310
                                                                              2009   0.700       0.920       375,983
                                                                              2008   1.203       0.700       361,066
                                                                              2007   1.255       1.203       375,920
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)....... 2013   1.119       1.444        95,035
                                                                              2012   0.997       1.119        51,376
                                                                              2011   1.089       0.997        51,383
                                                                              2010   0.956       1.089        51,390
                                                                              2009   0.757       0.956        51,398
                                                                              2008   1.223       0.757        51,407
                                                                              2007   1.284       1.223       223,404
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........ 2013   1.292       1.640            --
                                                                              2012   1.142       1.292        10,004
                                                                              2011   1.140       1.142            --
                                                                              2010   1.037       1.140            --
                                                                              2009   0.870       1.037            --
                                                                              2008   1.260       0.870         1,606
                                                                              2007   1.224       1.260         4,254
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07).... 2013   1.106       1.489            --
                                                                              2012   0.941       1.106            --
                                                                              2011   0.971       0.941            --
                                                                              2010   0.905       0.971            --
                                                                              2009   0.651       0.905            --
                                                                              2008   1.064       0.651            --
                                                                              2007   1.068       1.064            --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)..... 2013   1.250       1.616            --
                                                                              2012   1.100       1.250            --
                                                                              2011   1.073       1.100            --
                                                                              2010   1.004       1.073            --
                                                                              2009   0.826       1.004            --
                                                                              2008   1.314       0.826            --
                                                                              2007   1.296       1.314            --
                                                                              2006   1.122       1.296            --
                                                                              2005   1.079       1.122            --
                                                                              2004   1.000       1.079            --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03).... 2013   1.606       2.306        15,511
                                                                              2012   1.378       1.606        16,276
                                                                              2011   1.392       1.378        25,762
                                                                              2010   1.139       1.392        26,111
                                                                              2009   0.817       1.139        31,574
                                                                              2008   1.411       0.817        40,158
                                                                              2007   1.314       1.411        37,389
                                                                              2006   1.194       1.314        38,121
                                                                              2005   1.166       1.194        39,664
                                                                              2004   1.000       1.166         7,372
 LMPVET Equity Index Subaccount (Class II) (5/03)............................ 2009   0.765       0.742            --
                                                                              2008   1.253       0.765        24,030
                                                                              2007   1.224       1.253        23,895
                                                                              2006   1.089       1.224        36,493
                                                                              2005   1.070       1.089        60,633
                                                                              2004   1.000       1.070            --
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2013   1.262       1.462         2,224
                                                                              2012   1.167       1.262         2,342
                                                                              2011   1.196       1.167         2,583
                                                                              2010   1.092       1.196         2,872
                                                                              2009   0.911       1.092         2,855
                                                                              2008   1.247       0.911         2,845
                                                                              2007   1.152       1.247         4,108
                                                                              2006   1.096       1.152         4,229
                                                                              2005   1.075       1.096         3,702
                                                                              2004   1.000       1.075            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)..... 2011   0.943       0.929            --

                   PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2010   0.884       0.943       156,088
                                                                     2009   0.771       0.884       161,688
                                                                     2008   1.002       0.771       151,651
                                                                     2007   1.013       1.002       545,659
                                                                     2006   0.997       1.013       558,584
                                                                     2005   0.997       0.997       588,291
                                                                     2004   1.000       0.997        42,987
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03)......................... 2007   1.238       1.296            --
                                                                     2006   1.074       1.238       229,339
                                                                     2005   1.057       1.074       236,481
                                                                     2004   1.000       1.057            --
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)................ 2007   1.035       1.076            --
                                                                     2006   1.017       1.035            --
                                                                     2005   0.990       1.017            --
                                                                     2004   1.000       0.990            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03).............. 2007   1.226       1.266            --
                                                                     2006   1.131       1.226       502,011
                                                                     2005   1.054       1.131       718,648
                                                                     2004   1.000       1.054            --
 LMPVPII Growth and Income Subaccount (Class I) (7/03).............. 2007   1.183       1.232            --
                                                                     2006   1.078       1.183         4,390
                                                                     2005   1.065       1.078         4,417
                                                                     2004   1.000       1.065         4,371
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03)......... 2007   1.269       1.315            --
                                                                     2006   1.108       1.269       230,266
                                                                     2005   1.099       1.108       253,593
                                                                     2004   1.000       1.099        34,875
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)............. 2007   1.343       1.477            --
                                                                     2006   1.226       1.343       441,478
                                                                     2005   1.160       1.226       405,356
                                                                     2004   1.000       1.160        24,910
Managed Assets Trust
 Managed Assets Trust (5/04)........................................ 2006   1.086       1.118            --
                                                                     2005   1.071       1.086        48,184
                                                                     2004   1.000       1.071            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........ 2008   1.312       1.261            --
                                                                     2007   1.267       1.312        25,544
                                                                     2006   1.338       1.267        25,965
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *............ 2013   1.605       1.722       101,529
                                                                     2012   1.407       1.605       154,593
                                                                     2011   1.404       1.407       210,037
                                                                     2010   1.237       1.404       215,815
                                                                     2009   0.860       1.237       202,696
                                                                     2008   1.161       0.860       247,890
                                                                     2007   1.157       1.161       246,784
                                                                     2006   1.104       1.157       128,814
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).......... 2007   1.371       1.434            --
                                                                     2006   1.302       1.371       347,687
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).......... 2013   1.209       1.584       213,373
                                                                     2012   1.092       1.209       228,991
                                                                     2011   1.116       1.092       241,608
                                                                     2010   1.015       1.116       244,361
                                                                     2009   0.872       1.015       251,633
                                                                     2008   1.425       0.872       243,194
                                                                     2007   1.422       1.425       349,645
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)........ 2013   0.983       0.996       125,860

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012   0.798       0.983       134,673
                                                                            2011   0.862       0.798       134,023
                                                                            2010   0.760       0.862       134,130
                                                                            2009   0.576       0.760       158,046
                                                                            2008   1.009       0.576       118,382
                                                                            2007   1.214       1.009       110,302
                                                                            2006   1.003       1.214       118,556
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2013   1.594       2.009        63,602
                                                                            2012   1.329       1.594        71,832
                                                                            2011   1.469       1.329        94,443
                                                                            2010   1.372       1.469        92,218
                                                                            2009   0.981       1.372       375,264
                                                                            2008   1.729       0.981       346,151
                                                                            2007   1.358       1.729       362,992
                                                                            2006   1.331       1.358       361,696
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2013   1.580       2.017        32,227
                                                                            2012   1.250       1.580        26,025
                                                                            2011   1.488       1.250        25,432
                                                                            2010   1.307       1.488        25,159
                                                                            2009   0.861       1.307        34,601
                                                                            2008   1.488       0.861        42,265
                                                                            2007   1.537       1.488        65,892
                                                                            2006   1.402       1.537        78,692
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2013   1.206       1.594       161,095
                                                                            2012   1.042       1.206       176,627
                                                                            2011   1.083       1.042       185,883
                                                                            2010   0.966       1.083       187,809
                                                                            2009   0.778       0.966       190,168
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2013   0.997       1.269       345,310
                                                                            2012   0.891       0.997       389,363
                                                                            2011   0.947       0.891       426,857
                                                                            2010   0.773       0.947       440,222
                                                                            2009   0.626       0.773       491,495
                                                                            2008   1.047       0.626       457,927
                                                                            2007   1.066       1.047       525,674
                                                                            2006   0.964       1.066         1,603
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2013   1.474       2.023         7,796
                                                                            2012   1.274       1.474         7,891
                                                                            2011   1.316       1.274         7,875
                                                                            2010   1.066       1.316         8,097
                                                                            2009   0.814       1.066         8,154
                                                                            2008   1.358       0.814         8,355
                                                                            2007   1.248       1.358         8,393
                                                                            2006   1.264       1.248        14,723
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2013   1.375       1.789           825
                                                                            2012   1.218       1.375           868
                                                                            2011   1.388       1.218           919
                                                                            2010   1.189       1.388           974
                                                                            2009   0.944       1.189         1,021
                                                                            2008   1.293       0.944         1,023
                                                                            2007   1.337       1.293        34,191
                                                                            2006   1.261       1.337         1,201
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.890       0.878            --
                                                                            2008   1.220       0.890        33,588
                                                                            2007   1.175       1.220        42,930
                                                                            2006   1.118       1.175        50,634
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2013   1.573       1.661         3,343
                                                                            2012   1.423       1.573        20,823
                                                                            2011   1.391       1.423        29,617
                                                                            2010   1.259       1.391        42,058
                                                                            2009   0.940       1.259        13,654
                                                                            2008   1.180       0.940        16,640
                                                                            2007   1.131       1.180        19,932
                                                                            2006   1.085       1.131        26,317
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............. 2009   0.715       0.677            --

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2008   1.276       0.715        19,215
                                                                                2007   1.168       1.276        21,852
                                                                                2006   1.189       1.168        20,827
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   0.936       1.184        98,889
                                                                                2012   0.821       0.936        98,889
                                                                                2011   0.966       0.821       114,259
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2013   1.873       1.738       127,378
                                                                                2012   1.614       1.873       126,007
                                                                                2011   2.034       1.614       140,892
                                                                                2010   1.685       2.034       141,046
                                                                                2009   1.021       1.685       148,540
                                                                                2008   2.242       1.021       128,738
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.386       1.614       124,428
                                                                                2012   1.217       1.386       189,920
                                                                                2011   1.396       1.217       207,976
                                                                                2010   1.283       1.396       214,340
                                                                                2009   0.999       1.283       214,349
                                                                                2008   1.776       0.999       358,020
                                                                                2007   1.700       1.776            --
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   1.217       1.316            --
                                                                                2012   1.181       1.217        13,802
                                                                                2011   1.275       1.181        20,019
                                                                                2010   1.060       1.275        22,653
                                                                                2009   0.791       1.060        24,515
                                                                                2008   1.258       0.791        23,352
 MIST MLA Mid Cap Subaccount (Class B) (4/07).................................. 2013   1.011       1.092            --
                                                                                2012   0.983       1.011       183,981
                                                                                2011   1.063       0.983       179,180
                                                                                2010   0.886       1.063       188,939
                                                                                2009   0.664       0.886       189,232
                                                                                2008   1.102       0.664       181,467
                                                                                2007   1.251       1.102        30,533
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *.................. 2013   1.028       1.276       300,959
                                                                                2012   0.869       1.028       344,541
                                                                                2011   0.972       0.869       371,687
                                                                                2010   0.859       0.972       365,128
                                                                                2009   0.629       0.859       394,022
                                                                                2008   1.085       0.629       398,615
                                                                                2007   1.045       1.085       882,712
                                                                                2006   0.996       1.045       937,141
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............. 2013   1.452       1.290       146,165
                                                                                2012   1.360       1.452       138,943
                                                                                2011   1.250       1.360       133,088
                                                                                2010   1.185       1.250       152,501
                                                                                2009   1.026       1.185       160,485
                                                                                2008   1.125       1.026       146,214
                                                                                2007   1.068       1.125       188,755
 MIST PIMCO Total Return Subaccount (Class B) (5/09)........................... 2013   1.494       1.431       642,545
                                                                                2012   1.401       1.494       804,181
                                                                                2011   1.391       1.401       742,170
                                                                                2010   1.317       1.391       273,169
                                                                                2009   1.188       1.317       250,592
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................. 2013   1.188       1.543        19,688
                                                                                2012   1.100       1.188        21,546
                                                                                2011   1.180       1.100        20,806
                                                                                2010   1.040       1.180        20,250
                                                                                2009   0.860       1.040        20,562
                                                                                2008   1.312       0.860        20,211
                                                                                2007   1.280       1.312        19,327
                                                                                2006   1.197       1.280        19,233
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06)........................ 2007   1.149       1.265            --
                                                                                2006   1.097       1.149            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)..................... 2013   1.650       1.635       244,510

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.514       1.650       241,466
                                                                          2011   1.496       1.514       265,428
                                                                          2010   1.366       1.496       266,885
                                                                          2009   1.052       1.366       298,317
                                                                          2008   1.207       1.052       311,237
                                                                          2007   1.159       1.207       365,741
                                                                          2006   1.125       1.159       347,972
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.364       1.422            --
                                                                          2012   1.247       1.364        18,260
                                                                          2011   1.551       1.247        30,204
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   0.965       1.260       292,991
                                                                          2012   0.838       0.965       318,100
                                                                          2011   0.894       0.838       327,353
                                                                          2010   0.782       0.894       354,038
                                                                          2009   0.677       0.782       394,536
                                                                          2008   1.088       0.677       427,297
                                                                          2007   1.072       1.088       429,266
                                                                          2006   1.001       1.072       175,715
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   0.982       1.269       288,185
                                                                          2012   0.852       0.982       317,937
                                                                          2011   0.959       0.852       347,001
                                                                          2010   0.819       0.959       348,614
                                                                          2009   0.664       0.819       767,513
                                                                          2008   0.969       0.664       758,747
                                                                          2007   1.023       0.969       820,458
                                                                          2006   1.003       1.023       373,562
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.262       1.223        52,030
                                                                          2012   1.202       1.262        85,864
                                                                          2011   1.156       1.202        66,747
                                                                          2010   1.093       1.156        69,594
                                                                          2009   1.022       1.093        47,384
                                                                          2008   1.084       1.022        52,852
                                                                          2007   1.045       1.084        69,263
                                                                          2006   1.011       1.045        36,825
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2013   0.980       1.284        24,049
                                                                          2012   0.877       0.980        28,174
                                                                          2011   0.987       0.877        33,418
                                                                          2010   0.844       0.987        34,360
                                                                          2009   0.673       0.844        34,504
 MSF BlackRock Diversified Subaccount (Class A) (5/09)................... 2013   1.225       1.442        22,914
                                                                          2012   1.116       1.225        27,072
                                                                          2011   1.102       1.116        27,804
                                                                          2010   1.029       1.102        27,407
                                                                          2009   0.892       1.029        29,848
 MSF BlackRock Money Market Subaccount (Class A) (4/06).................. 2013   0.960       0.937     1,100,005
                                                                          2012   0.983       0.960     1,003,845
                                                                          2011   1.007       0.983     1,425,723
                                                                          2010   1.032       1.007       954,833
                                                                          2009   1.052       1.032       993,445
                                                                          2008   1.048       1.052     1,168,375
                                                                          2007   1.022       1.048     1,099,935
                                                                          2006   1.005       1.022       497,072
 MSF Davis Venture Value Subaccount (Class A) (4/08)..................... 2013   1.052       1.373        52,731
                                                                          2012   0.955       1.052        53,376
                                                                          2011   1.019       0.955        61,495
                                                                          2010   0.932       1.019        64,230
                                                                          2009   0.723       0.932        70,934
                                                                          2008   1.178       0.723        82,362
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.630       0.656            --
                                                                          2008   1.170       0.630        30,299
                                                                          2007   1.153       1.170        27,152
                                                                          2006   1.143       1.153        30,138
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   0.997       1.095            --

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   0.884       0.997        76,837
                                                                                    2011   0.965       0.884        76,958
                                                                                    2010   0.864       0.965        76,287
                                                                                    2009   0.727       0.864        77,657
                                                                                    2008   1.221       0.727        79,118
                                                                                    2007   1.202       1.221        81,922
                                                                                    2006   1.178       1.202        88,916
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.155       1.496         7,109
                                                                                    2012   1.067       1.155         7,112
                                                                                    2011   1.129       1.067         7,115
                                                                                    2010   1.004       1.129         7,119
                                                                                    2009   0.689       1.004        49,939
                                                                                    2008   1.301       0.689        52,058
                                                                                    2007   1.106       1.301        89,678
                                                                                    2006   1.140       1.106        63,324
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.896       0.969            --
                                                                                    2010   0.793       0.896       141,121
                                                                                    2009   0.618       0.793       199,686
                                                                                    2008   1.063       0.618       197,166
                                                                                    2007   1.055       1.063       399,523
                                                                                    2006   1.002       1.055       389,107
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.213       1.235        31,577
                                                                                    2012   1.138       1.213        30,538
                                                                                    2011   1.129       1.138        32,331
                                                                                    2010   1.051       1.129       367,874
                                                                                    2009   0.893       1.051       177,679
                                                                                    2008   1.069       0.893       679,585
                                                                                    2007   1.037       1.069        48,822
                                                                                    2006   1.001       1.037        86,553
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.153       1.249        13,886
                                                                                    2012   1.060       1.153        37,035
                                                                                    2011   1.074       1.060        14,924
                                                                                    2010   0.987       1.074       318,372
                                                                                    2009   0.817       0.987        22,887
                                                                                    2008   1.068       0.817        23,889
                                                                                    2007   1.044       1.068        32,410
                                                                                    2006   1.002       1.044        35,938
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2013   1.081       1.246       146,141
                                                                                    2012   0.978       1.081        91,539
                                                                                    2011   1.016       0.978        99,335
                                                                                    2010   0.919       1.016       141,671
                                                                                    2009   0.744       0.919       484,162
                                                                                    2008   1.068       0.744       498,088
                                                                                    2007   1.049       1.068       530,872
                                                                                    2006   1.002       1.049       535,804
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 2013   1.010       1.226       438,432
                                                                                    2012   0.897       1.010       466,543
                                                                                    2011   0.955       0.897       478,427
                                                                                    2010   0.853       0.955        65,955
                                                                                    2009   0.677       0.853        66,003
                                                                                    2008   1.068       0.677        92,934
                                                                                    2007   1.054       1.068       781,291
                                                                                    2006   1.002       1.054       873,317
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................... 2013   1.088       1.399        13,694
                                                                                    2012   0.966       1.088        13,584
                                                                                    2011   0.973       0.966        14,052
                                                                                    2010   0.871       0.973        14,062
                                                                                    2009   0.712       0.871        26,019
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)......................... 2013   1.250       1.449        84,540
                                                                                    2012   1.150       1.250       102,308
                                                                                    2011   1.152       1.150        93,382
                                                                                    2010   1.074       1.152        97,799
                                                                                    2009   0.930       1.074       134,232
                                                                                    2008   1.226       0.930       306,439
                                                                                    2007   1.205       1.226       298,755
                                                                                    2006   1.134       1.205       285,177
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)................................ 2013   1.380       1.829       151,945

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.212       1.380       121,441
                                                                                   2011   1.231       1.212       148,225
                                                                                   2010   1.132       1.231       158,510
                                                                                   2009   0.959       1.132       202,736
                                                                                   2008   1.457       0.959       128,160
                                                                                   2007   1.386       1.457       171,501
                                                                                   2006   1.261       1.386       172,731
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2013   1.325       1.646        13,477
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......................... 2013   1.100       1.364       164,060
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2013   1.139       1.543        16,450
                                                                                   2012   0.983       1.139         9,860
                                                                                   2011   1.021       0.983        10,769
                                                                                   2010   0.896       1.021        10,841
                                                                                   2009   0.641       0.896        11,377
                                                                                   2008   1.133       0.641        20,525
                                                                                   2007   1.063       1.133        17,099
                                                                                   2006   0.998       1.063        17,451
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2013   1.350       1.900        47,224
                                                                                   2012   1.193       1.350        52,762
                                                                                   2011   1.205       1.193        87,783
                                                                                   2010   0.916       1.205       111,681
                                                                                   2009   0.677       0.916        88,307
                                                                                   2008   1.036       0.677       101,167
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.147       1.187            --
                                                                                   2006   1.085       1.147       147,898
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2013   1.182       1.147        13,582
                                                                                   2012   1.170       1.182        27,791
                                                                                   2011   1.134       1.170        94,672
                                                                                   2010   1.096       1.134        91,023
                                                                                   2009   1.074       1.096       127,573
                                                                                   2008   1.103       1.074        21,457
                                                                                   2007   1.081       1.103        29,540
                                                                                   2006   1.050       1.081        32,369
Money Market Portfolio
 Money Market Subaccount (5/03)................................................... 2006   0.998       1.005            --
                                                                                   2005   0.994       0.998       461,847
                                                                                   2004   1.000       0.994       122,820
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)................... 2006   1.097       1.156            --
                                                                                   2005   1.062       1.097        13,937
                                                                                   2004   1.000       1.062            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)................... 2007   1.046       1.064            --
                                                                                   2006   1.064       1.046       181,886
                                                                                   2005   1.067       1.064       154,299
                                                                                   2004   1.000       1.067        45,572
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03).................. 2009   1.150       1.185            --
                                                                                   2008   1.124       1.150       331,102
                                                                                   2007   1.059       1.124       398,778
                                                                                   2006   1.044       1.059       360,763
                                                                                   2005   1.044       1.044       293,341
                                                                                   2004   1.000       1.044        68,820
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)...................... 2007   1.583       1.709            --
                                                                                   2006   1.269       1.583            --
                                                                                   2005   1.159       1.269            --
                                                                                   2004   1.000       1.159            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03)........................... 2007   1.427       1.520            --
                                                                                   2006   1.246       1.427       384,859
                                                                                   2005   1.193       1.246       102,196
                                                                                   2004   1.000       1.193        18,970
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)............................. 2006   1.119       1.189            --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2005   1.054       1.119        20,086
                                                                                      2004   1.000       1.054         4,416
 Travelers Convertible Securities Subaccount (6/03).................................. 2006   1.021       1.085            --
                                                                                      2005   1.042       1.021        16,276
                                                                                      2004   1.000       1.042            --
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)............................... 2006   1.228       1.338            --
                                                                                      2005   1.119       1.228        22,597
                                                                                      2004   1.000       1.119            --
 Travelers Equity Income Subaccount (5/03)........................................... 2006   1.124       1.178            --
                                                                                      2005   1.102       1.124        88,576
                                                                                      2004   1.000       1.102         2,095
 Travelers Federated High Yield Subaccount (5/03).................................... 2006   1.079       1.104            --
                                                                                      2005   1.078       1.079       105,681
                                                                                      2004   1.000       1.078        18,452
 Travelers Federated Stock Subaccount (6/03)......................................... 2006   1.110       1.146            --
                                                                                      2005   1.079       1.110         4,249
                                                                                      2004   1.000       1.079         4,285
 Travelers Large Cap Subaccount (6/03)............................................... 2006   1.112       1.143            --
                                                                                      2005   1.048       1.112        15,864
                                                                                      2004   1.000       1.048        10,882
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)................... 2006   1.094       1.161            --
                                                                                      2005   1.000       1.094       136,743
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)................. 2006   1.025       1.026            --
                                                                                      2005   1.000       1.025       564,583
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)..................... 2006   1.062       1.097            --
                                                                                      2005   1.000       1.062        86,003
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.072       1.115            --
                                                                                      2005   1.000       1.072       753,723
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.041       1.059            --
                                                                                      2005   1.000       1.041        33,375
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.229       1.302            --
                                                                                      2005   1.124       1.229       314,464
                                                                                      2004   1.000       1.124            --
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................. 2006   1.080       1.140            --
                                                                                      2005   1.073       1.080        41,239
                                                                                      2004   1.000       1.073            --
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)............................... 2006   1.101       1.134            --
                                                                                      2005   1.095       1.101       297,074
                                                                                      2004   1.000       1.095        10,404
 Travelers MFS(Reg. TM) Value Subaccount (5/04)...................................... 2006   1.170       1.261            --
                                                                                      2005   1.126       1.170       141,133
                                                                                      2004   1.000       1.126            --
 Travelers Mondrian International Stock Subaccount (6/03)............................ 2006   1.224       1.402            --
                                                                                      2005   1.145       1.224        57,153
                                                                                      2004   1.000       1.145         5,671
 Travelers Pioneer Fund Subaccount (6/03)............................................ 2006   1.131       1.197            --
                                                                                      2005   1.093       1.131        19,978
                                                                                      2004   1.000       1.093         3,277
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 2006   1.045       1.097            --
                                                                                      2005   1.000       1.045            --
 Travelers Pioneer Strategic Income Subaccount (5/04)................................ 2006   1.117       1.125            --
                                                                                      2005   1.103       1.117       294,318
                                                                                      2004   1.000       1.103        36,748
 Travelers Quality Bond Subaccount (5/03)............................................ 2006   1.023       1.011            --
                                                                                      2005   1.031       1.023        80,963
                                                                                      2004   1.000       1.031        16,224
 Travelers Strategic Equity Subaccount (6/03)........................................ 2006   1.093       1.138            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.097       1.093        11,831
                                                                          2004   1.000       1.097            --
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05)........ 2006   1.101       1.264            --
                                                                          2005   1.000       1.101        14,717
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)......... 2006   1.103       1.261            --
                                                                          2005   1.000       1.103         1,251
 Travelers U.S. Government Securities Subaccount (5/04).................. 2006   1.092       1.050            --
                                                                          2005   1.072       1.092        45,022
                                                                          2004   1.000       1.072        24,703
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03)...................... 2009   0.778       0.753            --
                                                                          2008   1.242       0.778       179,775
                                                                          2007   1.302       1.242       258,186
                                                                          2006   1.149       1.302       252,550
                                                                          2005   1.131       1.149       257,053
                                                                          2004   1.000       1.131         4,747
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).................. 2009   0.695       0.710            --
                                                                          2008   1.250       0.695            --
                                                                          2007   1.139       1.250            --
                                                                          2006   1.093       1.139            --
                                                                          2005   1.037       1.093            --
                                                                          2004   1.000       1.037            --





                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/03)........ 2006   1.348       1.307            --
                                                                        2005   1.204       1.348         4,365
                                                                        2004   1.139       1.204        10,470
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (6/03).............. 2013   2.051       2.585       149,478
                                                                        2012   1.716       2.051       185,222
                                                                        2011   1.931       1.716       192,473
                                                                        2010   1.772       1.931       199,653
                                                                        2009   1.277       1.772       204,063
                                                                        2008   2.125       1.277       226,187
                                                                        2007   1.897       2.125       202,928
                                                                        2006   1.615       1.897       203,793
                                                                        2005   1.452       1.615       210,761
                                                                        2004   1.312       1.452       121,245
 American Funds Growth Subaccount (Class 2) (5/03)..................... 2013   1.691       2.146       333,376
                                                                        2012   1.471       1.691       403,274
                                                                        2011   1.576       1.471       452,529
                                                                        2010   1.361       1.576       472,370
                                                                        2009   1.001       1.361       404,448
                                                                        2008   1.832       1.001       433,792
                                                                        2007   1.673       1.832       625,129
                                                                        2006   1.556       1.673       614,733
                                                                        2005   1.373       1.556       664,324
                                                                        2004   1.251       1.373       521,083
 American Funds Growth-Income Subaccount (Class 2) (5/03).............. 2013   1.477       1.924       136,836
                                                                        2012   1.289       1.477       192,160
                                                                        2011   1.347       1.289       237,555
                                                                        2010   1.239       1.347       277,975
                                                                        2009   0.968       1.239       268,006
                                                                        2008   1.597       0.968       267,284
                                                                        2007   1.559       1.597       494,541
                                                                        2006   1.388       1.559       547,192
                                                                        2005   1.344       1.388       541,196
                                                                        2004   1.249       1.344       422,154

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Capital Appreciation Fund
 Capital Appreciation Fund (6/03)..................................................... 2006   1.625       1.603            --
                                                                                       2005   1.409       1.625        47,279
                                                                                       2004   1.209       1.409        23,222
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (6/03)................................. 2006   1.683       2.177            --
                                                                                       2005   1.610       1.683       166,130
                                                                                       2004   1.256       1.610        83,323
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (5/03).......................... 2008   1.441       1.375            --
                                                                                       2007   1.379       1.441           582
                                                                                       2006   1.214       1.379           597
                                                                                       2005   1.193       1.214           586
                                                                                       2004   1.164       1.193           574
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (5/03).................... 2008   1.256       1.182            --
                                                                                       2007   1.448       1.256        66,266
                                                                                       2006   1.430       1.448        72,152
                                                                                       2005   1.386       1.430        75,972
                                                                                       2004   1.276       1.386        58,200
FAM Variable Series Funds, Inc.
 FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (3/04)................... 2006   1.290       1.399            --
                                                                                       2005   1.200       1.290       125,973
                                                                                       2004   1.078       1.200        90,411
 FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (1/04)................. 2006   1.287       1.431            --
                                                                                       2005   1.198       1.287        72,459
                                                                                       2004   1.071       1.198        57,729
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/03)................. 2013   1.770       2.261        19,328
                                                                                       2012   1.563       1.770        32,135
                                                                                       2011   1.648       1.563        39,013
                                                                                       2010   1.445       1.648        40,823
                                                                                       2009   1.094       1.445        27,527
                                                                                       2008   1.957       1.094        41,767
                                                                                       2007   1.711       1.957        45,843
                                                                                       2006   1.574       1.711        56,414
                                                                                       2005   1.384       1.574        65,739
                                                                                       2004   1.232       1.384        35,402
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (7/03)........ 2013   1.560       2.103         2,213
                                                                                       2012   1.308       1.560        12,437
                                                                                       2011   1.379       1.308        12,542
                                                                                       2010   1.199       1.379        12,529
                                                                                       2009   0.905       1.199        12,614
                                                                                       2008   1.582       0.905        12,574
                                                                                       2007   1.520       1.582        13,567
                                                                                       2006   1.370       1.520        13,719
                                                                                       2005   1.164       1.370        46,059
                                                                                       2004   1.178       1.164         5,607
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/03)............................. 2013   2.366       3.136        52,585
                                                                                       2012   2.118       2.366        74,031
                                                                                       2011   2.436       2.118        81,407
                                                                                       2010   1.942       2.436       104,765
                                                                                       2009   1.425       1.942       156,662
                                                                                       2008   2.420       1.425       172,412
                                                                                       2007   2.151       2.420       194,438
                                                                                       2006   1.962       2.151       124,081
                                                                                       2005   1.705       1.962       132,577
                                                                                       2004   1.402       1.705       142,852
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (6/03).......................... 2006   1.421       1.641            --
                                                                                       2005   1.318       1.421       251,494
                                                                                       2004   1.200       1.318       161,762
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (6/03)........... 2008   3.487       3.163            --
                                                                                       2007   2.776       3.487        85,605
                                                                                       2006   2.222       2.776        92,669
                                                                                       2005   1.788       2.222        66,830
                                                                                       2004   1.470       1.788        40,489

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (6/03).................. 2013   1.819       2.182        71,202
                                                                                   2012   1.578       1.819       109,579
                                                                                   2011   1.810       1.578       162,436
                                                                                   2010   1.712       1.810       142,996
                                                                                   2009   1.281       1.712       159,291
                                                                                   2008   2.203       1.281       129,454
                                                                                   2007   1.957       2.203       262,279
                                                                                   2006   1.652       1.957       303,076
                                                                                   2005   1.537       1.652       162,941
                                                                                   2004   1.330       1.537       137,393
 FTVIPT Templeton Growth Securities Subaccount (Class 2) (6/03)................... 2006   1.585       1.883            --
                                                                                   2005   1.493       1.585       146,752
                                                                                   2004   1.319       1.493        90,435
High Yield Bond Trust
 High Yield Bond Trust (6/04)..................................................... 2006   1.044       1.064            --
                                                                                   2005   1.056       1.044        52,152
                                                                                   2004   0.989       1.056        18,681
Janus Aspen Series
 Janus Aspen Balanced Subaccount (Service Shares) (6/03).......................... 2006   1.206       1.242            --
                                                                                   2005   1.149       1.206         5,997
                                                                                   2004   1.088       1.149         6,000
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/03).............. 2010   1.509       1.526            --
                                                                                   2009   1.232       1.509            --
                                                                                   2008   1.779       1.232            --
                                                                                   2007   1.499       1.779            --
                                                                                   2006   1.446       1.499            --
                                                                                   2005   1.319       1.446         2,975
                                                                                   2004   1.184       1.319         2,832
 Janus Aspen Global Research Subaccount (Service Shares) (6/03)................... 2008   1.604       0.864            --
                                                                                   2007   1.504       1.604            --
                                                                                   2006   1.308       1.504         8,874
                                                                                   2005   1.270       1.308            --
                                                                                   2004   1.246       1.270            --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/03)................. 2011   1.861       1.986            --
                                                                                   2010   1.534       1.861            --
                                                                                   2009   1.002       1.534            --
                                                                                   2008   1.835       1.002            --
                                                                                   2007   1.546       1.835         2,168
                                                                                   2006   1.470       1.546            --
                                                                                   2005   1.351       1.470            --
                                                                                   2004   1.377       1.351            --
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (6/03).................................... 2006   1.507       1.678            --
                                                                                   2005   1.486       1.507       237,758
                                                                                   2004   1.326       1.486       196,058
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)........ 2013   1.649       2.377        60,973
                                                                                   2012   1.425       1.649        79,707
                                                                                   2011   1.425       1.425        81,132
                                                                                   2010   1.169       1.425        80,241
                                                                                   2009   0.891       1.169        72,218
                                                                                   2008   1.533       0.891        98,995
                                                                                   2007   1.599       1.533       142,582
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)............ 2013   1.445       1.863       248,798
                                                                                   2012   1.289       1.445       257,503
                                                                                   2011   1.409       1.289       259,821
                                                                                   2010   1.239       1.409        26,289
                                                                                   2009   0.982       1.239        25,930
                                                                                   2008   1.587       0.982        16,093
                                                                                   2007   1.668       1.587        63,740
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............. 2013   1.554       1.970            --
                                                                                   2012   1.374       1.554            --
                                                                                   2011   1.373       1.374            --
                                                                                   2010   1.250       1.373            --
                                                                                   2009   1.049       1.250            --
                                                                                   2008   1.522       1.049            --
                                                                                   2007   1.480       1.522            --

                        PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07).... 2013   1.412       1.898         3,018
                                                                              2012   1.203       1.412         3,336
                                                                              2011   1.241       1.203         3,732
                                                                              2010   1.159       1.241         4,565
                                                                              2009   0.835       1.159         5,045
                                                                              2008   1.365       0.835         5,048
                                                                              2007   1.371       1.365        41,962
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (6/03)..... 2013   1.567       2.022         6,492
                                                                              2012   1.379       1.567         6,739
                                                                              2011   1.347       1.379         7,140
                                                                              2010   1.262       1.347         7,476
                                                                              2009   1.039       1.262         7,755
                                                                              2008   1.655       1.039        21,864
                                                                              2007   1.633       1.655        38,071
                                                                              2006   1.416       1.633        38,725
                                                                              2005   1.363       1.416        38,605
                                                                              2004   1.266       1.363        21,842
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (6/03).... 2013   2.180       3.127         8,689
                                                                              2012   1.872       2.180        11,500
                                                                              2011   1.893       1.872        18,741
                                                                              2010   1.551       1.893        20,925
                                                                              2009   1.114       1.551        24,054
                                                                              2008   1.926       1.114        26,679
                                                                              2007   1.795       1.926        26,547
                                                                              2006   1.632       1.795        27,742
                                                                              2005   1.595       1.632        30,111
                                                                              2004   1.421       1.595        15,641
 LMPVET Equity Index Subaccount (Class II) (5/03)............................ 2009   0.922       0.895            --
                                                                              2008   1.513       0.922       168,076
                                                                              2007   1.478       1.513       209,871
                                                                              2006   1.317       1.478       221,503
                                                                              2005   1.295       1.317       265,824
                                                                              2004   1.204       1.295       261,946
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)....... 2013   1.210       1.401           749
                                                                              2012   1.121       1.210           826
                                                                              2011   1.149       1.121           945
                                                                              2010   1.051       1.149         1,047
                                                                              2009   0.877       1.051         1,063
                                                                              2008   1.202       0.877         1,014
                                                                              2007   1.112       1.202         2,875
                                                                              2006   1.058       1.112         2,681
                                                                              2005   1.039       1.058         2,670
                                                                              2004   0.945       1.039           437
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (11/03)..... 2011   0.923       0.910            --
                                                                              2010   0.867       0.923        33,975
                                                                              2009   0.757       0.867        35,995
                                                                              2008   0.985       0.757        36,025
                                                                              2007   0.996       0.985        45,684
                                                                              2006   0.981       0.996        46,403
                                                                              2005   0.983       0.981        60,512
                                                                              2004   0.996       0.983        39,548
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (6/03).................................. 2007   1.608       1.683            --
                                                                              2006   1.396       1.608        62,018
                                                                              2005   1.376       1.396        66,895
                                                                              2004   1.302       1.376        34,398
 LMPVPI Large Cap Growth Subaccount (Class I) (6/03)......................... 2007   1.330       1.381            --
                                                                              2006   1.308       1.330        49,680
                                                                              2005   1.274       1.308        46,771
                                                                              2004   1.300       1.274        19,231
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (6/03)....................... 2007   1.563       1.614            --
                                                                              2006   1.443       1.563       162,996
                                                                              2005   1.347       1.443       156,558
                                                                              2004   1.265       1.347        89,830
 LMPVPII Growth and Income Subaccount (Class I) (7/03)....................... 2007   1.430       1.489            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2006   1.304       1.430        10,519
                                                                          2005   1.291       1.304        10,519
                                                                          2004   1.221       1.291        10,519
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (6/03).............. 2007   1.563       1.620            --
                                                                          2006   1.367       1.563       119,325
                                                                          2005   1.357       1.367       134,532
                                                                          2004   1.235       1.357        94,812
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.748       1.921            --
                                                                          2006   1.597       1.748       164,293
                                                                          2005   1.513       1.597       233,865
                                                                          2004   1.250       1.513       181,375
Managed Assets Trust
 Managed Assets Trust (5/04)............................................. 2006   1.068       1.099            --
                                                                          2005   1.054       1.068       152,865
                                                                          2004   0.981       1.054            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.715       1.648            --
                                                                          2007   1.658       1.715        37,257
                                                                          2006   1.752       1.658        39,756
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2013   1.753       1.878        89,890
                                                                          2012   1.537       1.753        94,568
                                                                          2011   1.536       1.537       113,334
                                                                          2010   1.355       1.536       111,631
                                                                          2009   0.943       1.355       111,636
                                                                          2008   1.274       0.943       160,665
                                                                          2007   1.271       1.274       290,661
                                                                          2006   1.213       1.271       247,785
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............... 2007   1.589       1.661            --
                                                                          2006   1.509       1.589       112,764
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............... 2013   1.393       1.823       137,575
                                                                          2012   1.258       1.393       143,058
                                                                          2011   1.287       1.258       149,076
                                                                          2010   1.172       1.287       155,743
                                                                          2009   1.008       1.172       162,392
                                                                          2008   1.649       1.008       170,327
                                                                          2007   1.647       1.649       109,978
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2013   0.977       0.988        44,355
                                                                          2012   0.793       0.977        51,659
                                                                          2011   0.858       0.793        58,125
                                                                          2010   0.757       0.858        54,595
                                                                          2009   0.574       0.757       160,729
                                                                          2008   1.008       0.574       164,211
                                                                          2007   1.213       1.008       277,823
                                                                          2006   1.003       1.213       264,390
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2013   1.906       2.401        24,460
                                                                          2012   1.592       1.906        46,950
                                                                          2011   1.761       1.592        48,634
                                                                          2010   1.646       1.761        50,622
                                                                          2009   1.178       1.646       108,960
                                                                          2008   2.078       1.178        92,366
                                                                          2007   1.633       2.078        32,608
                                                                          2006   1.603       1.633        49,606
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2013   1.944       2.480       104,647
                                                                          2012   1.540       1.944       124,832
                                                                          2011   1.836       1.540       136,678
                                                                          2010   1.613       1.836       132,957
                                                                          2009   1.064       1.613        50,307
                                                                          2008   1.840       1.064        67,480
                                                                          2007   1.903       1.840        51,479
                                                                          2006   1.738       1.903        52,793
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2013   1.518       2.005        12,777
                                                                          2012   1.314       1.518        14,105
                                                                          2011   1.367       1.314        15,526
                                                                          2010   1.220       1.367        12,037
                                                                          2009   0.983       1.220        12,355

                         PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *...................... 2013   0.991       1.259        60,135
                                                                                2012   0.886       0.991        69,728
                                                                                2011   0.943       0.886        80,517
                                                                                2010   0.770       0.943        89,131
                                                                                2009   0.624       0.770        87,962
                                                                                2008   1.045       0.624       119,874
                                                                                2007   1.065       1.045       254,850
                                                                                2006   0.964       1.065            --
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)..................... 2013   1.463       2.005            --
                                                                                2012   1.266       1.463            --
                                                                                2011   1.309       1.266            --
                                                                                2010   1.061       1.309            --
                                                                                2009   0.811       1.061            --
                                                                                2008   1.354       0.811            --
                                                                                2007   1.246       1.354            --
                                                                                2006   1.263       1.246            --
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)..................... 2013   1.365       1.774            --
                                                                                2012   1.210       1.365            --
                                                                                2011   1.380       1.210            --
                                                                                2010   1.184       1.380            --
                                                                                2009   0.940       1.184            --
                                                                                2008   1.289       0.940            --
                                                                                2007   1.335       1.289            --
                                                                                2006   1.260       1.335            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........... 2009   0.873       0.861            --
                                                                                2008   1.197       0.873       152,865
                                                                                2007   1.154       1.197       152,865
                                                                                2006   1.099       1.154       152,865
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................... 2013   1.759       1.856        41,655
                                                                                2012   1.594       1.759        52,439
                                                                                2011   1.559       1.594        55,307
                                                                                2010   1.412       1.559        58,058
                                                                                2009   1.056       1.412        70,689
                                                                                2008   1.327       1.056        96,180
                                                                                2007   1.273       1.327       144,999
                                                                                2006   1.222       1.273       148,242
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................. 2009   0.854       0.809            --
                                                                                2008   1.527       0.854         5,383
                                                                                2007   1.399       1.527        42,097
                                                                                2006   1.425       1.399        55,671
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................. 2013   0.930       1.175            --
                                                                                2012   0.817       0.930            --
                                                                                2011   0.961       0.817            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class B) (4/08)......... 2013   2.635       2.442        18,014
                                                                                2012   2.272       2.635        22,951
                                                                                2011   2.866       2.272        21,523
                                                                                2010   2.376       2.866        21,315
                                                                                2009   1.442       2.376        31,735
                                                                                2008   3.167       1.442        33,162
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *........ 2013   1.729       2.011        23,427
                                                                                2012   1.519       1.729        28,517
                                                                                2011   1.744       1.519        31,274
                                                                                2010   1.605       1.744        81,624
                                                                                2009   1.251       1.605       160,878
                                                                                2008   2.226       1.251       112,208
                                                                                2007   2.132       2.226         5,549
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................. 2013   1.584       1.711            --
                                                                                2012   1.538       1.584            --
                                                                                2011   1.662       1.538            --
                                                                                2010   1.383       1.662            --
                                                                                2009   1.034       1.383            --
                                                                                2008   1.645       1.034         5,969
 MIST MLA Mid Cap Subaccount (Class B) (4/07).................................. 2013   1.003       1.084            --

                      PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   0.977       1.003       346,323
                                                                          2011   1.057       0.977       343,251
                                                                          2010   0.882       1.057       341,884
                                                                          2009   0.662       0.882       360,279
                                                                          2008   1.099       0.662       353,144
                                                                          2007   1.248       1.099            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2013   1.021       1.266       194,024
                                                                          2012   0.864       1.021       194,610
                                                                          2011   0.968       0.864       219,312
                                                                          2010   0.856       0.968       218,946
                                                                          2009   0.628       0.856       220,935
                                                                          2008   1.083       0.628       260,647
                                                                          2007   1.045       1.083       378,012
                                                                          2006   0.996       1.045       400,642
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2013   1.491       1.323        58,812
                                                                          2012   1.398       1.491        62,982
                                                                          2011   1.286       1.398        60,992
                                                                          2010   1.221       1.286        49,179
                                                                          2009   1.058       1.221        34,481
                                                                          2008   1.161       1.058        55,607
                                                                          2007   1.103       1.161       137,932
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2013   1.462       1.399       698,005
                                                                          2012   1.372       1.462       719,832
                                                                          2011   1.364       1.372       665,578
                                                                          2010   1.293       1.364       530,733
                                                                          2009   1.167       1.293       520,566
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2013   1.383       1.796            --
                                                                          2012   1.283       1.383            --
                                                                          2011   1.378       1.283            --
                                                                          2010   1.216       1.378            --
                                                                          2009   1.006       1.216            --
                                                                          2008   1.536       1.006         4,831
                                                                          2007   1.500       1.536        15,040
                                                                          2006   1.403       1.500        32,427
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.147       1.262            --
                                                                          2006   1.096       1.147            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2013   1.600       1.585        60,819
                                                                          2012   1.470       1.600        75,634
                                                                          2011   1.454       1.470        92,448
                                                                          2010   1.329       1.454        95,487
                                                                          2009   1.024       1.329        87,391
                                                                          2008   1.176       1.024        95,567
                                                                          2007   1.131       1.176        30,549
                                                                          2006   1.098       1.131        31,271
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.738       1.811            --
                                                                          2012   1.589       1.738           846
                                                                          2011   1.978       1.589            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2013   0.958       1.250       212,048
                                                                          2012   0.833       0.958       226,310
                                                                          2011   0.890       0.833       249,991
                                                                          2010   0.780       0.890       254,469
                                                                          2009   0.675       0.780       275,312
                                                                          2008   1.086       0.675       322,777
                                                                          2007   1.071       1.086       485,112
                                                                          2006   1.001       1.071       370,933
 MIST Third Avenue Small Cap Value Subaccount (Class B) (4/06) *......... 2013   0.975       1.259        71,204
                                                                          2012   0.847       0.975        84,152
                                                                          2011   0.955       0.847        87,625
                                                                          2010   0.816       0.955        96,299
                                                                          2009   0.662       0.816       158,379
                                                                          2008   0.967       0.662       152,200
                                                                          2007   1.023       0.967       379,616
                                                                          2006   1.003       1.023       348,723
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2013   1.234       1.194        88,939

                           PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2012   1.177       1.234        86,652
                                                                                    2011   1.132       1.177       107,103
                                                                                    2010   1.071       1.132       108,189
                                                                                    2009   1.003       1.071        86,919
                                                                                    2008   1.065       1.003       125,253
                                                                                    2007   1.028       1.065       146,957
                                                                                    2006   0.995       1.028       148,153
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).................... 2013   1.138       1.489        10,934
                                                                                    2012   1.020       1.138        12,754
                                                                                    2011   1.149       1.020        15,228
                                                                                    2010   0.983       1.149        25,717
                                                                                    2009   0.785       0.983        49,793
 MSF BlackRock Diversified Subaccount (Class A) (5/09)............................. 2013   1.196       1.407       152,865
                                                                                    2012   1.091       1.196       152,865
                                                                                    2011   1.078       1.091       152,865
                                                                                    2010   1.008       1.078       152,865
                                                                                    2009   0.874       1.008       152,865
 MSF BlackRock Money Market Subaccount (Class A) (4/06)............................ 2013   0.933       0.910       415,405
                                                                                    2012   0.956       0.933       518,264
                                                                                    2011   0.980       0.956     1,098,230
                                                                                    2010   1.005       0.980     1,480,833
                                                                                    2009   1.026       1.005     2,374,369
                                                                                    2008   1.023       1.026     1,756,078
                                                                                    2007   0.999       1.023     1,507,902
                                                                                    2006   0.982       0.999       325,640
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................... 2013   1.217       1.588        25,307
                                                                                    2012   1.106       1.217        59,134
                                                                                    2011   1.182       1.106        61,432
                                                                                    2010   1.082       1.182        63,943
                                                                                    2009   0.840       1.082        45,374
                                                                                    2008   1.370       0.840        37,568
 MSF FI Large Cap Subaccount (Class A) (4/06)...................................... 2009   0.735       0.764            --
                                                                                    2008   1.365       0.735        53,517
                                                                                    2007   1.347       1.365        15,057
                                                                                    2006   1.337       1.347        25,678
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2013   1.181       1.296            --
                                                                                    2012   1.047       1.181       339,569
                                                                                    2011   1.145       1.047       359,085
                                                                                    2010   1.026       1.145       381,257
                                                                                    2009   0.864       1.026       415,153
                                                                                    2008   1.453       0.864       411,953
                                                                                    2007   1.432       1.453       417,281
                                                                                    2006   1.404       1.432       361,693
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................... 2013   1.514       1.958         6,909
                                                                                    2012   1.400       1.514         9,849
                                                                                    2011   1.482       1.400        10,073
                                                                                    2010   1.319       1.482        10,245
                                                                                    2009   0.906       1.319        10,448
                                                                                    2008   1.713       0.906        10,397
                                                                                    2007   1.459       1.713        22,150
                                                                                    2006   1.503       1.459        21,547
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.892       0.964            --
                                                                                    2010   0.790       0.892            --
                                                                                    2009   0.616       0.790            --
                                                                                    2008   1.061       0.616            --
                                                                                    2007   1.054       1.061            --
                                                                                    2006   1.002       1.054            --
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2013   1.205       1.226       238,127
                                                                                    2012   1.132       1.205       273,090
                                                                                    2011   1.124       1.132       281,441
                                                                                    2010   1.047       1.124       230,747
                                                                                    2009   0.891       1.047       191,838
                                                                                    2008   1.067       0.891       146,529
                                                                                    2007   1.036       1.067       133,574
                                                                                    2006   1.001       1.036       133,574
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2013   1.146       1.239        88,971

                          PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2012   1.054       1.146        77,037
                                                                                  2011   1.069       1.054         5,005
                                                                                  2010   0.983       1.069        14,482
                                                                                  2009   0.815       0.983        11,002
                                                                                  2008   1.066       0.815        13,826
                                                                                  2007   1.043       1.066            --
                                                                                  2006   1.002       1.043            --
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)..................... 2013   1.074       1.236       146,499
                                                                                  2012   0.973       1.074       104,990
                                                                                  2011   1.011       0.973        32,692
                                                                                  2010   0.916       1.011        17,804
                                                                                  2009   0.742       0.916        17,938
                                                                                  2008   1.067       0.742        27,996
                                                                                  2007   1.048       1.067        26,855
                                                                                  2006   1.002       1.048        26,893
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)....... 2013   1.004       1.217            --
                                                                                  2012   0.892       1.004            --
                                                                                  2011   0.950       0.892            --
                                                                                  2010   0.850       0.950        33,517
                                                                                  2009   0.675       0.850        33,566
                                                                                  2008   1.066       0.675        33,616
                                                                                  2007   1.053       1.066        33,659
                                                                                  2006   1.002       1.053        33,696
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................. 2013   1.080       1.388       183,943
                                                                                  2012   0.960       1.080       243,263
                                                                                  2011   0.968       0.960       264,789
                                                                                  2010   0.867       0.968       258,672
                                                                                  2009   0.709       0.867       242,469
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)....................... 2013   1.377       1.595       120,505
                                                                                  2012   1.268       1.377       172,963
                                                                                  2011   1.272       1.268       192,928
                                                                                  2010   1.187       1.272       198,092
                                                                                  2009   1.028       1.187       158,490
                                                                                  2008   1.357       1.028       147,867
                                                                                  2007   1.336       1.357       250,436
                                                                                  2006   1.257       1.336       268,549
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).............................. 2013   1.343       1.778       402,192
                                                                                  2012   1.181       1.343       150,816
                                                                                  2011   1.200       1.181       167,097
                                                                                  2010   1.105       1.200       176,299
                                                                                  2009   0.937       1.105       113,444
                                                                                  2008   1.425       0.937        75,450
                                                                                  2007   1.357       1.425        91,155
                                                                                  2006   1.236       1.357       107,603
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........................ 2013   1.723       2.139            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)........................ 2013   1.091       1.352       350,373
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06).................. 2013   1.131       1.531         1,107
                                                                                  2012   0.978       1.131         5,149
                                                                                  2011   1.016       0.978         5,242
                                                                                  2010   0.892       1.016         5,556
                                                                                  2009   0.640       0.892        79,085
                                                                                  2008   1.131       0.640        42,962
                                                                                  2007   1.062       1.131         5,856
                                                                                  2006   0.998       1.062        28,465
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).................. 2013   1.511       2.125        32,028
                                                                                  2012   1.337       1.511        36,551
                                                                                  2011   1.351       1.337        47,638
                                                                                  2010   1.029       1.351        50,562
                                                                                  2009   0.761       1.029        52,869
                                                                                  2008   1.165       0.761        55,846
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)........ 2007   1.124       1.163            --
                                                                                  2006   1.064       1.124        49,479
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *...... 2013   1.138       1.103            --

                       PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2012   1.127       1.138            --
                                                                            2011   1.093       1.127            --
                                                                            2010   1.058       1.093            --
                                                                            2009   1.038       1.058            --
                                                                            2008   1.067       1.038        18,687
                                                                            2007   1.046       1.067        36,909
                                                                            2006   1.017       1.046        39,131
Money Market Portfolio
 Money Market Subaccount (5/03)............................................ 2006   0.977       0.982            --
                                                                            2005   0.973       0.977       427,636
                                                                            2004   0.988       0.973       519,442
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (6/04)............ 2006   1.079       1.137            --
                                                                            2005   1.046       1.079         4,394
                                                                            2004   0.991       1.046         4,397
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/03)............ 2007   1.080       1.099            --
                                                                            2006   1.100       1.080       145,608
                                                                            2005   1.105       1.100       155,445
                                                                            2004   1.040       1.105        58,433
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/03)........... 2009   1.130       1.164            --
                                                                            2008   1.105       1.130       525,364
                                                                            2007   1.042       1.105       207,715
                                                                            2006   1.029       1.042       222,385
                                                                            2005   1.030       1.029       230,687
                                                                            2004   1.007       1.030       177,219
Putnam Variable Trust
 Putnam VT International Equity Subaccount (Class IB) (5/03)............... 2007   1.986       2.143            --
                                                                            2006   1.594       1.986         3,383
                                                                            2005   1.457       1.594            --
                                                                            2004   1.285       1.457            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/03).................... 2007   2.089       2.224            --
                                                                            2006   1.826       2.089        16,766
                                                                            2005   1.749       1.826        13,717
                                                                            2004   1.421       1.749        21,067
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/03)...................... 2006   1.342       1.425            --
                                                                            2005   1.265       1.342        57,526
                                                                            2004   1.218       1.265        35,130
 Travelers Convertible Securities Subaccount (6/03)........................ 2006   1.150       1.222            --
                                                                            2005   1.175       1.150       173,605
                                                                            2004   1.134       1.175       100,202
 Travelers Disciplined Mid Cap Stock Subaccount (6/03)..................... 2006   1.608       1.752            --
                                                                            2005   1.467       1.608        42,754
                                                                            2004   1.291       1.467        19,691
 Travelers Equity Income Subaccount (5/03)................................. 2006   1.340       1.404            --
                                                                            2005   1.315       1.340       385,079
                                                                            2004   1.227       1.315       420,661
 Travelers Federated High Yield Subaccount (5/03).......................... 2006   1.186       1.213            --
                                                                            2005   1.186       1.186       240,860
                                                                            2004   1.102       1.186        80,804
 Travelers Federated Stock Subaccount (6/03)............................... 2006   1.377       1.422            --
                                                                            2005   1.341       1.377            --
                                                                            2004   1.243       1.341         5,987
 Travelers Large Cap Subaccount (6/03)..................................... 2006   1.301       1.337            --
                                                                            2005   1.227       1.301        24,312
                                                                            2004   1.181       1.227        10,898
 Travelers Managed Allocation Series: Aggressive Subaccount (5/05)......... 2006   1.094       1.160            --
                                                                            2005   1.000       1.094            --
 Travelers Managed Allocation Series: Conservative Subaccount (5/05)....... 2006   1.025       1.025            --
                                                                            2005   1.000       1.025            --
 Travelers Managed Allocation Series: Moderate Subaccount (5/05)........... 2006   1.061       1.096            --

                            PORTFOLIO ARCHITECT PLUS -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2005   1.000       1.061            --
 Travelers Managed Allocation Series: Moderate-Aggressive Subaccount (5/05).......... 2006   1.071       1.114            --
                                                                                      2005   1.000       1.071        30,333
 Travelers Managed Allocation Series: Moderate-Conservative Subaccount (5/05)........ 2006   1.041       1.058            --
                                                                                      2005   1.000       1.041            --
 Travelers Mercury Large Cap Core Subaccount (6/03).................................. 2006   1.426       1.509            --
                                                                                      2005   1.304       1.426       114,518
                                                                                      2004   1.154       1.304        86,722
 Travelers MFS(Reg. TM) Mid Cap Growth Subaccount (6/03)............................. 2006   1.425       1.503            --
                                                                                      2005   1.418       1.425        21,437
                                                                                      2004   1.274       1.418        15,159
 Travelers MFS(Reg. TM) Total Return Subaccount (5/03)............................... 2006   1.222       1.257            --
                                                                                      2005   1.217       1.222       276,336
                                                                                      2004   1.119       1.217       204,411
 Travelers MFS(Reg. TM) Value Subaccount (5/04)...................................... 2006   1.147       1.236            --
                                                                                      2005   1.104       1.147       109,504
                                                                                      2004   0.961       1.104        40,039
 Travelers Mondrian International Stock Subaccount (6/03)............................ 2006   1.517       1.738            --
                                                                                      2005   1.420       1.517        55,914
                                                                                      2004   1.258       1.420        25,220
 Travelers Pioneer Fund Subaccount (6/03)............................................ 2006   1.327       1.403            --
                                                                                      2005   1.283       1.327        32,382
                                                                                      2004   1.184       1.283        20,092
 Travelers Pioneer Mid Cap Value Subaccount (5/05)................................... 2006   1.045       1.096            --
                                                                                      2005   1.000       1.045            --
 Travelers Pioneer Strategic Income Subaccount (5/04)................................ 2006   1.091       1.098            --
                                                                                      2005   1.079       1.091        32,031
                                                                                      2004   0.970       1.079        14,580
 Travelers Quality Bond Subaccount (5/03)............................................ 2006   1.008       0.995            --
                                                                                      2005   1.016       1.008       155,175
                                                                                      2004   1.009       1.016       105,941
 Travelers Strategic Equity Subaccount (6/03)........................................ 2006   1.306       1.359            --
                                                                                      2005   1.313       1.306         1,234
                                                                                      2004   1.221       1.313         1,170
 Travelers Style Focus Series: Small Cap Growth Subaccount (5/05).................... 2006   1.101       1.263            --
                                                                                      2005   1.000       1.101            --
 Travelers Style Focus Series: Small Cap Value Subaccount (5/05)..................... 2006   1.102       1.260            --
                                                                                      2005   1.000       1.102            --
 Travelers U.S. Government Securities Subaccount (5/04).............................. 2006   1.058       1.017            --
                                                                                      2005   1.040       1.058        48,194
                                                                                      2004   0.979       1.040         6,020
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (6/03).................................. 2009   0.984       0.951            --
                                                                                      2008   1.571       0.984        11,964
                                                                                      2007   1.649       1.571        39,186
                                                                                      2006   1.457       1.649        44,172
                                                                                      2005   1.435       1.457        41,776
                                                                                      2004   1.253       1.435        47,949
 Van Kampen LIT Enterprise Subaccount (Class II) (6/03).............................. 2009   0.797       0.815            --
                                                                                      2008   1.436       0.797         2,786
                                                                                      2007   1.309       1.436         2,787
                                                                                      2006   1.257       1.309         2,789
                                                                                      2005   1.195       1.257         2,790
                                                                                      2004   1.180       1.195         2,792


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation V.I. Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate - Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus
Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.


Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                            Scudder Advocate Reward
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70%
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)............................. 2013   1.996       2.174       169,346
                                                                                  2012   1.960       1.996        93,590
                                                                                  2011   1.712       1.960       129,091
                                                                                  2010   1.638       1.712       151,351
                                                                                  2009   1.450       1.638       251,999
                                                                                  2008   2.180       1.450       324,056
                                                                                  2007   1.838       2.180       358,482
                                                                                  2006   1.490       1.838       347,514
                                                                                  2005   1.297       1.490       270,209
                                                                                  2004   1.068       1.297        35,539
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)............................. 2006   1.160       1.166            --
                                                                                  2005   1.091       1.160       425,221
                                                                                  2004   1.064       1.091       316,721
 Alger Capital Appreciation Subaccount (Class S) (7/03).......................... 2013   2.064       2.735       129,938
                                                                                  2012   1.781       2.064       168,983
                                                                                  2011   1.823       1.781       246,893
                                                                                  2010   1.632       1.823       349,797
                                                                                  2009   1.102       1.632       465,847
                                                                                  2008   2.047       1.102       549,823
                                                                                  2007   1.563       2.047       627,520
                                                                                  2006   1.337       1.563       407,429
                                                                                  2005   1.191       1.337       241,137
                                                                                  2004   1.123       1.191       111,360
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).................... 2009   0.903       1.160            --
                                                                                  2008   1.726       0.903        79,119
                                                                                  2007   1.828       1.726        74,858
                                                                                  2006   1.642       1.828        81,586
                                                                                  2005   1.438       1.642        63,239
                                                                                  2004   1.240       1.438        48,868
 Credit Suisse International Equity Flex III Subaccount (12/09).................. 2012   1.076       1.076            --
                                                                                  2011   1.292       1.076            --
                                                                                  2010   1.171       1.292       102,708
                                                                                  2009   1.168       1.171        70,276
 Credit Suisse Trust Emerging Markets Subaccount (7/03).......................... 2007   2.659       2.785            --
                                                                                  2006   2.041       2.659       494,866
                                                                                  2005   1.623       2.041       424,756
                                                                                  2004   1.321       1.623       151,468
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)......................... 2008   1.489       1.461            --
                                                                                  2007   1.494       1.489       701,332
                                                                                  2006   1.411       1.494     1,054,800
                                                                                  2005   1.318       1.411       959,063
                                                                                  2004   1.173       1.318       654,169
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)...... 2013   1.394       1.837        71,806
                                                                                  2012   1.270       1.394        71,825
                                                                                  2011   1.283       1.270        71,848
                                                                                  2010   1.139       1.283        71,875
                                                                                  2009   0.868       1.139        71,904
                                                                                  2008   1.350       0.868        80,810
                                                                                  2007   1.278       1.350        43,725
                                                                                  2006   1.193       1.278        54,056
                                                                                  2005   1.174       1.193        53,735
                                                                                  2004   1.127       1.174        19,256

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.175       1.118            --
                                                                         2007   1.140       1.175       560,444
                                                                         2006   1.007       1.140       592,427
                                                                         2005   1.000       1.007       609,125
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   2.210       1.818       428,110
                                                                         2006   1.639       2.210       711,238
                                                                         2005   1.498       1.639       759,684
                                                                         2004   1.165       1.498       441,155
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)................................... 2008   1.043       1.014            --
                                                                         2007   1.022       1.043       103,435
                                                                         2006   0.996       1.022        12,397
                                                                         2005   1.000       0.996         4,140
 DWS Global Opportunities Subaccount (Class B) (7/03)................... 2010   1.609       1.726            --
                                                                         2009   1.109       1.609       232,253
                                                                         2008   2.262       1.109       287,834
                                                                         2007   2.113       2.262       360,235
                                                                         2006   1.763       2.113       355,577
                                                                         2005   1.519       1.763       336,204
                                                                         2004   1.255       1.519       183,911
 DWS Growth & Income Subaccount (Class B) (6/03)........................ 2008   1.401       1.315            --
                                                                         2007   1.411       1.401       448,543
                                                                         2006   1.267       1.411       485,254
                                                                         2005   1.219       1.267       453,897
                                                                         2004   1.129       1.219       265,519
 DWS Health Care VIP Subaccount (Class B) (6/03)........................ 2011   1.411       1.586            --
                                                                         2010   1.333       1.411       172,109
                                                                         2009   1.113       1.333       174,959
                                                                         2008   1.480       1.113       444,958
                                                                         2007   1.333       1.480       387,365
                                                                         2006   1.282       1.333       384,475
                                                                         2005   1.207       1.282       365,938
                                                                         2004   1.125       1.207       224,931
 DWS I Capital Growth Subaccount (Class B) (7/03)....................... 2013   1.468       1.937       614,831
                                                                         2012   1.292       1.468       803,130
                                                                         2011   1.380       1.292       803,859
                                                                         2010   1.206       1.380       636,511
                                                                         2009   0.970       1.206       818,275
                                                                         2008   1.477       0.970     1,207,246
                                                                         2007   1.340       1.477     1,370,698
                                                                         2006   1.260       1.340     1,446,302
                                                                         2005   1.181       1.260       503,776
                                                                         2004   1.117       1.181        90,670
 DWS International Subaccount (Class B) (7/03).......................... 2008   2.137       2.045            --
                                                                         2007   1.902       2.137       579,903
                                                                         2006   1.542       1.902       601,176
                                                                         2005   1.356       1.542       459,260
                                                                         2004   1.186       1.356       230,955
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)......................... 2006   1.436       1.584            --
                                                                         2005   1.290       1.436        47,564
                                                                         2004   1.177       1.290         8,275
 DWS Balanced Subaccount (Class B) (7/03)............................... 2008   1.261       1.226            --
                                                                         2007   1.228       1.261       414,398
                                                                         2006   1.137       1.228       444,758
                                                                         2005   1.113       1.137       456,852
                                                                         2004   1.065       1.113       193,582
 DWS Blue Chip Subaccount (Class B) (6/03).............................. 2008   1.628       1.525            --
                                                                         2007   1.606       1.628       644,194
                                                                         2006   1.418       1.606       758,864
                                                                         2005   1.315       1.418       653,746
                                                                         2004   1.157       1.315       288,150
 DWS Conservative Allocation Subaccount (Class B) (8/04)................ 2009   0.907       0.914            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                     2008   1.197       0.907       967,483
                                                                     2007   1.163       1.197     1,147,930
                                                                     2006   1.087       1.163     1,216,233
                                                                     2005   1.059       1.087       790,500
                                                                     2004   1.003       1.059       527,935
 DWS Core Fixed Income Subaccount (Class B) (6/03).................. 2008   1.057       1.019            --
                                                                     2007   1.036       1.057     1,062,037
                                                                     2006   1.014       1.036       941,396
                                                                     2005   1.013       1.014     1,163,620
                                                                     2004   0.990       1.013       737,902
 DWS Davis Venture Value Subaccount (Class B) (7/03)................ 2008   1.570       1.521            --
                                                                     2007   1.533       1.570     1,452,009
                                                                     2006   1.364       1.533     1,420,588
                                                                     2005   1.270       1.364     1,536,278
                                                                     2004   1.160       1.270     1,028,966
 DWS Dreman Financial Services Subaccount (Class B) (7/03).......... 2006   1.213       1.270            --
                                                                     2005   1.240       1.213       308,745
                                                                     2004   1.131       1.240       233,747
 DWS Dreman High Return Equity Subaccount (Class B) (6/03).......... 2008   1.536       1.464            --
                                                                     2007   1.598       1.536     1,837,451
                                                                     2006   1.375       1.598     2,006,875
                                                                     2005   1.301       1.375     1,669,361
                                                                     2004   1.164       1.301     1,092,256
 DWS Foreign Value Subaccount (Class B) (11/04)..................... 2006   1.133       1.361            --
                                                                     2005   1.054       1.133       233,036
                                                                     2004   1.000       1.054        19,724
 DWS Growth Allocation Subaccount (Class B) (9/04).................. 2009   0.845       0.847            --
                                                                     2008   1.313       0.845     1,409,013
                                                                     2007   1.265       1.313     1,983,762
                                                                     2006   1.142       1.265     2,073,213
                                                                     2005   1.096       1.142     3,045,436
                                                                     2004   1.016       1.096     1,153,466
 DWS High Income Subaccount (Class B) (6/03)........................ 2008   1.310       1.295            --
                                                                     2007   1.326       1.310       468,468
                                                                     2006   1.225       1.326       496,514
                                                                     2005   1.205       1.225       604,103
                                                                     2004   1.093       1.205       335,786
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03)............. 2013   2.106       2.788       439,475
                                                                     2012   1.889       2.106       501,466
                                                                     2011   2.051       1.889       563,578
                                                                     2010   1.701       2.051       634,512
                                                                     2009   1.338       1.701       830,718
                                                                     2008   2.053       1.338     1,001,547
                                                                     2007   2.034       2.053     1,055,263
                                                                     2006   1.660       2.034     1,309,522
                                                                     2005   1.538       1.660     1,277,808
                                                                     2004   1.246       1.538       733,940
 DWS Income Allocation Subaccount (Class B) (8/04).................. 2006   1.061       1.080            --
                                                                     2005   1.042       1.061       461,688
                                                                     2004   1.005       1.042       109,973
 DWS Index 500 Subaccount (Class B) (7/03).......................... 2005   1.226       1.248            --
                                                                     2004   1.134       1.226       288,447
 DWS International Select Equity Subaccount (Class B) (7/03)........ 2008   2.209       2.130            --
                                                                     2007   1.934       2.209       838,056
                                                                     2006   1.573       1.934       558,611
                                                                     2005   1.403       1.573       584,601
                                                                     2004   1.211       1.403       372,591
 DWS Janus Growth & Income Subaccount (Class B) (7/03).............. 2008   1.491       1.431            --
                                                                     2007   1.428       1.491       370,442
                                                                     2006   1.345       1.428       518,469
                                                                     2005   1.224       1.345       578,030
                                                                     2004   1.121       1.224       300,253
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03)......... 2006   1.292       1.277            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.226       1.292       299,667
                                                                          2004   1.112       1.226       150,471
 DWS Large Cap Core Subaccount (Class B) (12/04)......................... 2006   1.151       1.276            --
                                                                          2005   1.037       1.151        96,718
 DWS Large Cap Value Subaccount (Class B) (7/03)......................... 2008   1.570       1.548            --
                                                                          2007   1.417       1.570       478,714
                                                                          2006   1.253       1.417       475,199
                                                                          2005   1.255       1.253       538,468
                                                                          2004   1.164       1.255       383,077
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)............ 2006   1.267       1.305            --
                                                                          2005   1.297       1.267       206,607
                                                                          2004   1.124       1.297        86,908
 DWS Mid Cap Growth Subaccount (Class B) (8/03).......................... 2008   1.544       1.453            --
                                                                          2007   1.456       1.544       189,244
                                                                          2006   1.339       1.456        92,947
                                                                          2005   1.188       1.339        38,179
                                                                          2004   1.166       1.188        29,339
 DWS Moderate Allocation Subaccount (Class B) (8/04)..................... 2009   0.858       0.861            --
                                                                          2008   1.254       0.858     2,327,425
                                                                          2007   1.213       1.254     2,468,779
                                                                          2006   1.113       1.213     2,641,525
                                                                          2005   1.077       1.113     2,390,538
                                                                          2004   1.000       1.077       621,390
 DWS Money Market Subaccount (Class B) (7/03)............................ 2008   1.040       1.045            --
                                                                          2007   1.011       1.040       302,778
                                                                          2006   0.987       1.011       358,133
                                                                          2005   0.980       0.987       544,740
                                                                          2004   0.992       0.980       505,558
 DWS Oak Strategic Equity Subaccount (Class B) (7/03).................... 2006   1.113       1.137            --
                                                                          2005   1.185       1.113       649,944
                                                                          2004   1.195       1.185       429,065
 DWS Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.386       1.209            --
                                                                          2007   1.333       1.386       389,007
                                                                          2006   1.293       1.333       326,052
                                                                          2005   1.233       1.293       335,937
                                                                          2004   1.134       1.233       132,792
 DWS Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.162       1.162            --
                                                                          2007   1.125       1.162       615,739
                                                                          2006   1.052       1.125     1,054,602
                                                                          2005   1.050       1.052       680,339
                                                                          2004   0.986       1.050       445,880
 DWS Technology Subaccount (Class B) (7/03).............................. 2010   1.128       1.167            --
                                                                          2009   0.718       1.128       378,653
                                                                          2008   1.363       0.718       343,697
                                                                          2007   1.218       1.363       439,513
                                                                          2006   1.233       1.218       161,480
                                                                          2005   1.215       1.233       132,915
                                                                          2004   1.217       1.215        73,206
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.856       1.727            --
                                                                          2007   1.509       1.856       237,055
                                                                          2006   1.445       1.509       154,667
                                                                          2005   1.321       1.445       224,480
                                                                          2004   1.214       1.321       123,320
 DWSII Global Growth Subaccount (Class B) (8/03)......................... 2013   1.661       1.987       201,317
                                                                          2012   1.430       1.661       264,629
                                                                          2011   1.705       1.430       270,021
                                                                          2010   1.531       1.705       278,448
                                                                          2009   1.087       1.531       273,582
                                                                          2008   2.122       1.087       364,727
                                                                          2007   2.039       2.122       572,210
                                                                          2006   1.600       2.039       614,032
                                                                          2005   1.328       1.600       470,296
                                                                          2004   1.182       1.328       206,050
 DWSII Government & Agency Securities Subaccount (Class B) (6/03)........ 2013   1.299       1.236       408,944

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.290       1.299       474,546
                                                                                2011   1.224       1.290       426,531
                                                                                2010   1.172       1.224       415,383
                                                                                2009   1.107       1.172       365,920
                                                                                2008   1.077       1.107       326,025
                                                                                2007   1.039       1.077       254,820
                                                                                2006   1.018       1.039       275,610
                                                                                2005   1.013       1.018       272,646
                                                                                2004   0.997       1.013       176,629
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *....................... 2013   1.834       1.971     2,358,476
                                                                                2012   1.601       1.834     2,645,733
                                                                                2011   1.591       1.601     3,349,072
                                                                                2010   1.398       1.591     4,637,994
                                                                                2009   0.969       1.398       702,742
                                                                                2008   1.298       0.969       411,090
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)...................... 2013   1.282       1.506     1,427,095
                                                                                2012   1.145       1.282     1,606,953
                                                                                2011   1.185       1.145     1,708,286
                                                                                2010   1.061       1.185     2,089,965
                                                                                2009   0.883       1.061     2,317,516
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................ 2013   1.311       1.623       724,142
                                                                                2012   1.153       1.311     1,040,693
                                                                                2011   1.219       1.153     1,056,234
                                                                                2010   1.074       1.219     1,163,446
                                                                                2009   0.874       1.074     1,378,302
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)...................... 2013   1.323       1.486       490,555
                                                                                2012   1.198       1.323       590,524
                                                                                2011   1.220       1.198       921,618
                                                                                2010   1.104       1.220       986,874
                                                                                2009   0.934       1.104     1,038,545
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   2.910       2.724       132,185
                                                                                2012   2.486       2.910       229,567
                                                                                2011   3.099       2.486       326,741
                                                                                2010   2.542       3.099       418,861
                                                                                2009   1.529       2.542       486,392
                                                                                2008   3.485       1.529       452,241
                                                                                2007   2.767       3.485       604,489
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2013   1.868       2.190       601,754
                                                                                2012   1.628       1.868       783,632
                                                                                2011   1.855       1.628       946,241
                                                                                2010   1.693       1.855       995,566
                                                                                2009   1.309       1.693     1,210,101
                                                                                2008   2.247       1.309     1,266,452
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.066       1.155            --
                                                                                2012   1.030       1.066     1,035,971
                                                                                2011   1.106       1.030     1,552,496
                                                                                2010   0.915       1.106     1,164,583
                                                                                2009   0.681       0.915     1,410,554
                                                                                2008   1.079       0.681     1,654,478
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................... 2013   1.626       2.032       236,925
                                                                                2012   1.365       1.626       173,832
                                                                                2011   1.516       1.365       181,828
                                                                                2010   1.403       1.516       165,970
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 2013   1.614       1.610     2,234,701
                                                                                2012   1.474       1.614     3,344,425
                                                                                2011   1.449       1.474     3,488,992
                                                                                2010   1.315       1.449     3,975,737
                                                                                2009   1.008       1.315     3,529,247
                                                                                2008   1.165       1.008       590,942
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 2013   1.371       1.432            --
                                                                                2012   1.240       1.371       295,207
                                                                                2011   1.401       1.240       356,186
                                                                                2010   1.190       1.401       284,309
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 2013   1.011       1.330       419,056

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2012   0.872       1.011       555,744
                                                                         2011   0.924       0.872       779,438
                                                                         2010   0.803       0.924       937,954
                                                                         2009   0.690       0.803       992,643
                                                                         2008   1.039       0.690     1,013,968
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *........ 2013   1.749       2.348       137,583
                                                                         2012   1.565       1.749       146,807
                                                                         2011   1.618       1.565       239,401
                                                                         2010   1.289       1.618       366,182
                                                                         2009   0.901       1.289       312,968
                                                                         2008   1.456       0.901       213,354
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)................. 2013   1.610       1.735            --
                                                                         2012   1.545       1.610       136,906
                                                                         2011   1.698       1.545       251,984
                                                                         2010   1.358       1.698       143,140
                                                                         2009   0.939       1.358       226,339
                                                                         2008   1.720       0.939       294,884
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08).................. 2013   1.215       1.183     1,685,832
                                                                         2012   1.152       1.215     1,932,897
                                                                         2011   1.102       1.152     1,623,760
                                                                         2010   1.037       1.102     1,786,855
                                                                         2009   0.967       1.037     1,536,247
                                                                         2008   1.022       0.967     1,160,353
 MSF BlackRock Diversified Subaccount (Class B) (4/08).................. 2013   1.331       1.573        98,439
                                                                         2012   1.207       1.331        76,395
                                                                         2011   1.186       1.207        79,432
                                                                         2010   1.103       1.186       101,171
                                                                         2009   0.959       1.103       150,560
                                                                         2008   1.224       0.959       163,522
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).............. 2013   1.306       1.692       869,813
                                                                         2012   1.166       1.306     1,075,462
                                                                         2011   1.162       1.166     1,228,624
                                                                         2010   1.085       1.162     1,258,274
                                                                         2009   0.994       1.085     1,536,896
                                                                         2008   1.459       0.994     1,667,548
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................. 2013   1.755       1.726       531,445
                                                                         2012   1.786       1.755     1,550,481
                                                                         2011   1.816       1.786       925,775
                                                                         2010   1.847       1.816     1,031,489
                                                                         2009   1.874       1.847     1,055,912
                                                                         2008   1.868       1.874     1,467,055
 MSF Davis Venture Value Subaccount (Class B) (4/08).................... 2013   1.382       1.811       601,138
                                                                         2012   1.248       1.382       776,586
                                                                         2011   1.326       1.248       832,416
                                                                         2010   1.207       1.326       829,849
                                                                         2009   0.933       1.207       837,325
                                                                         2008   1.515       0.933     1,017,180
 MSF FI Value Leaders Subaccount (Class B) (4/08) *..................... 2013   1.386       1.525            --
                                                                         2012   1.221       1.386       364,996
                                                                         2011   1.327       1.221       409,193
                                                                         2010   1.181       1.327       404,320
                                                                         2009   0.989       1.181       530,164
                                                                         2008   1.524       0.989       588,336
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)................ 2013   1.747       2.078       111,444
 MSF MetLife Stock Index Subaccount (Class B) (4/08).................... 2013   1.145       1.483       720,364
                                                                         2012   1.009       1.145       625,964
                                                                         2011   1.010       1.009       708,708
                                                                         2010   0.897       1.010       755,899
                                                                         2009   0.725       0.897     1,190,775
                                                                         2008   1.116       0.725       472,930
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06).............. 2013   1.154       1.347     1,019,020

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   1.055       1.154       990,558
                                                                        2011   1.050       1.055       658,086
                                                                        2010   0.973       1.050       744,405
                                                                        2009   0.837       0.973       854,064
                                                                        2008   1.096       0.837       849,720
                                                                        2007   1.071       1.096       712,498
                                                                        2006   1.003       1.071       367,219
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2013   1.585       2.114       665,195
                                                                        2012   1.385       1.585       277,125
                                                                        2011   1.398       1.385       614,498
                                                                        2010   1.278       1.398       654,349
                                                                        2009   1.077       1.278       657,129
                                                                        2008   1.546       1.077       629,372
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2013   1.163       1.449       751,813
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.194       1.628       106,856
                                                                        2012   1.023       1.194       538,524
                                                                        2011   1.055       1.023       903,709
                                                                        2010   0.919       1.055       875,435
                                                                        2009   0.653       0.919     1,112,032
                                                                        2008   1.072       0.653       849,286
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.440       1.815       732,345
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.632       2.313       515,590
                                                                        2012   1.432       1.632       540,183
                                                                        2011   1.436       1.432       679,583
                                                                        2010   1.084       1.436       743,130
                                                                        2009   0.796       1.084       721,583
                                                                        2008   1.211       0.796       668,556





                          SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75%
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)................. 2013   1.987       2.162           --
                                                                      2012   1.952       1.987           --
                                                                      2011   1.705       1.952           --
                                                                      2010   1.633       1.705           --
                                                                      2009   1.446       1.633           --
                                                                      2008   2.175       1.446           --
                                                                      2007   1.835       2.175           --
                                                                      2006   1.488       1.835           --
                                                                      2005   1.296       1.488           --
                                                                      2004   1.068       1.296           --
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................. 2006   1.158       1.164           --
                                                                      2005   1.090       1.158        7,965
                                                                      2004   1.064       1.090        6,583
 Alger Capital Appreciation Subaccount (Class S) (7/03).............. 2013   2.054       2.721           --
                                                                      2012   1.773       2.054           --
                                                                      2011   1.816       1.773           --
                                                                      2010   1.627       1.816           --
                                                                      2009   1.098       1.627           --
                                                                      2008   2.042       1.098           --
                                                                      2007   1.561       2.042           --
                                                                      2006   1.335       1.561           --
                                                                      2005   1.190       1.335           --
                                                                      2004   1.122       1.190           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)........ 2009   0.901       1.156           --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2008   1.722       0.901           --
                                                                                   2007   1.825       1.722           --
                                                                                   2006   1.640       1.825           --
                                                                                   2005   1.437       1.640           --
                                                                                   2004   1.239       1.437           --
 Credit Suisse International Equity Flex III Subaccount (12/09)................... 2012   1.071       1.071           --
                                                                                   2011   1.287       1.071           --
                                                                                   2010   1.167       1.287           --
                                                                                   2009   1.164       1.167           --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)........................... 2007   2.655       2.780           --
                                                                                   2006   2.038       2.655          646
                                                                                   2005   1.621       2.038          650
                                                                                   2004   1.321       1.621           --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.486       1.457           --
                                                                                   2007   1.491       1.486       38,392
                                                                                   2006   1.410       1.491       38,241
                                                                                   2005   1.317       1.410       38,076
                                                                                   2004   1.173       1.317       33,126
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2013   1.387       1.827           --
                                                                                   2012   1.264       1.387           --
                                                                                   2011   1.278       1.264           --
                                                                                   2010   1.136       1.278           --
                                                                                   2009   0.866       1.136           --
                                                                                   2008   1.347       0.866           --
                                                                                   2007   1.276       1.347           --
                                                                                   2006   1.191       1.276           --
                                                                                   2005   1.173       1.191           --
                                                                                   2004   1.127       1.173           --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.174       1.116           --
                                                                                   2007   1.139       1.174           --
                                                                                   2006   1.007       1.139           --
                                                                                   2005   1.000       1.007           --
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   2.206       1.814          336
                                                                                   2006   1.637       2.206          338
                                                                                   2005   1.497       1.637          340
                                                                                   2004   1.165       1.497           --
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)............................................. 2008   1.041       1.012           --
                                                                                   2007   1.021       1.041           --
                                                                                   2006   0.996       1.021           --
                                                                                   2005   1.000       0.996           --
 DWS Global Opportunities Subaccount (Class B) (7/03)............................. 2010   1.604       1.720           --
                                                                                   2009   1.105       1.604        1,722
                                                                                   2008   2.257       1.105          336
                                                                                   2007   2.109       2.257          338
                                                                                   2006   1.761       2.109          340
                                                                                   2005   1.518       1.761          342
                                                                                   2004   1.255       1.518           --
 DWS Growth & Income Subaccount (Class B) (6/03).................................. 2008   1.398       0.848           --
                                                                                   2007   1.409       1.398           --
                                                                                   2006   1.265       1.409           --
                                                                                   2005   1.218       1.265           --
                                                                                   2004   1.129       1.218           --
 DWS Health Care VIP Subaccount (Class B) (6/03).................................. 2011   1.406       1.579           --
                                                                                   2010   1.328       1.406        2,993
                                                                                   2009   1.110       1.328        2,996
                                                                                   2008   1.476       1.110        1,299
                                                                                   2007   1.331       1.476        1,307
                                                                                   2006   1.281       1.331        1,314
                                                                                   2005   1.206       1.281        1,322
                                                                                   2004   1.124       1.206           --
 DWS I Capital Growth Subaccount (Class B) (7/03)................................. 2013   1.461       1.927        3,955

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                   2012   1.287       1.461         3,959
                                                                   2011   1.375       1.287         3,963
                                                                   2010   1.203       1.375           741
                                                                   2009   0.967       1.203           742
                                                                   2008   1.474       0.967           747
                                                                   2007   1.337       1.474            --
                                                                   2006   1.258       1.337            --
                                                                   2005   1.180       1.258            --
                                                                   2004   1.116       1.180            --
 DWS International Subaccount (Class B) (7/03).................... 2008   2.132       2.040            --
                                                                   2007   1.899       2.132            --
                                                                   2006   1.540       1.899            --
                                                                   2005   1.355       1.540            --
                                                                   2004   1.186       1.355            --
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.434       1.581            --
                                                                   2005   1.288       1.434            --
                                                                   2004   1.177       1.288            --
 DWS Balanced Subaccount (Class B) (7/03)......................... 2008   1.258       1.223            --
                                                                   2007   1.226       1.258            --
                                                                   2006   1.136       1.226            --
                                                                   2005   1.112       1.136            --
                                                                   2004   1.064       1.112            --
 DWS Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.624       1.521            --
                                                                   2007   1.603       1.624            --
                                                                   2006   1.416       1.603            --
                                                                   2005   1.314       1.416            --
                                                                   2004   1.157       1.314            --
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.905       0.912            --
                                                                   2008   1.195       0.905        11,051
                                                                   2007   1.162       1.195        11,087
                                                                   2006   1.086       1.162        11,121
                                                                   2005   1.059       1.086            --
                                                                   2004   1.003       1.059            --
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.054       1.016            --
                                                                   2007   1.034       1.054            --
                                                                   2006   1.013       1.034            --
                                                                   2005   1.012       1.013            --
                                                                   2004   0.989       1.012            --
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.566       1.517            --
                                                                   2007   1.531       1.566         3,375
                                                                   2006   1.362       1.531         3,417
                                                                   2005   1.269       1.362         3,379
                                                                   2004   1.159       1.269         2,804
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.212       1.268            --
                                                                   2005   1.239       1.212            --
                                                                   2004   1.131       1.239            --
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.533       1.461            --
                                                                   2007   1.595       1.533        61,905
                                                                   2006   1.373       1.595        61,732
                                                                   2005   1.300       1.373        61,883
                                                                   2004   1.164       1.300        52,698
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.133       1.359            --
                                                                   2005   1.054       1.133            --
                                                                   2004   1.000       1.054            --
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.843       0.845            --
                                                                   2008   1.311       0.843       482,986
                                                                   2007   1.264       1.311       483,054
                                                                   2006   1.142       1.264       483,116
                                                                   2005   1.096       1.142       477,447
                                                                   2004   1.016       1.096            --
 DWS High Income Subaccount (Class B) (6/03)...................... 2008   1.307       1.292            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2007   1.324       1.307        37,818
                                                                      2006   1.223       1.324        37,734
                                                                      2005   1.204       1.223        37,689
                                                                      2004   1.093       1.204        32,512
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03).............. 2013   2.096       2.774         2,221
                                                                      2012   1.881       2.096         2,428
                                                                      2011   2.044       1.881         2,505
                                                                      2010   1.695       2.044         2,415
                                                                      2009   1.335       1.695         2,769
                                                                      2008   2.048       1.335         2,892
                                                                      2007   2.030       2.048         2,565
                                                                      2006   1.658       2.030         2,517
                                                                      2005   1.537       1.658         2,748
                                                                      2004   1.246       1.537         2,316
 DWS Income Allocation Subaccount (Class B) (8/04)................... 2006   1.060       1.079            --
                                                                      2005   1.042       1.060            --
                                                                      2004   1.005       1.042            --
 DWS Index 500 Subaccount (Class B) (7/03)........................... 2005   1.225       1.246            --
                                                                      2004   1.133       1.225            --
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   2.204       2.125            --
                                                                      2007   1.930       2.204        35,911
                                                                      2006   1.571       1.930        36,265
                                                                      2005   1.402       1.571        36,572
                                                                      2004   1.211       1.402        32,029
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.488       1.427            --
                                                                      2007   1.425       1.488         5,393
                                                                      2006   1.343       1.425         5,362
                                                                      2005   1.223       1.343         5,175
                                                                      2004   1.121       1.223         4,425
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.290       1.275            --
                                                                      2005   1.225       1.290            --
                                                                      2004   1.111       1.225            --
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.150       1.275            --
                                                                      2005   1.037       1.150            --
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.567       1.544            --
                                                                      2007   1.414       1.567            --
                                                                      2006   1.252       1.414            --
                                                                      2005   1.254       1.252            --
                                                                      2004   1.164       1.254            --
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.266       1.303            --
                                                                      2005   1.296       1.266            --
                                                                      2004   1.123       1.296            --
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.541       1.450            --
                                                                      2007   1.453       1.541            --
                                                                      2006   1.338       1.453            --
                                                                      2005   1.187       1.338            --
                                                                      2004   1.166       1.187            --
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.856       0.859            --
                                                                      2008   1.252       0.856            --
                                                                      2007   1.212       1.252       196,105
                                                                      2006   1.112       1.212       205,315
                                                                      2005   1.077       1.112       198,970
                                                                      2004   1.000       1.077            --
 DWS Money Market Subaccount (Class B) (7/03)........................ 2008   1.038       1.042            --
                                                                      2007   1.010       1.038            --
                                                                      2006   0.986       1.010            --
                                                                      2005   0.979       0.986            --
                                                                      2004   0.991       0.979            --
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)................ 2006   1.112       1.135            --
                                                                      2005   1.185       1.112            --
                                                                      2004   1.195       1.185            --
 DWS Small Cap Growth Subaccount (Class B) (7/03).................... 2008   1.383       1.206            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2007   1.330       1.383            --
                                                                               2006   1.292       1.330            --
                                                                               2005   1.232       1.292            --
                                                                               2004   1.134       1.232            --
 DWS Strategic Income Subaccount (Class B) (6/03)............................. 2008   1.159       1.160            --
                                                                               2007   1.123       1.159         4,588
                                                                               2006   1.051       1.123         4,545
                                                                               2005   1.049       1.051         4,425
                                                                               2004   0.986       1.049         3,395
 DWS Technology Subaccount (Class B) (7/03)................................... 2010   1.124       1.163            --
                                                                               2009   0.716       1.124            --
                                                                               2008   1.360       0.716            --
                                                                               2007   1.216       1.360            --
                                                                               2006   1.232       1.216            --
                                                                               2005   1.214       1.232            --
                                                                               2004   1.217       1.214            --
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.852       1.723            --
                                                                               2007   1.506       1.852            --
                                                                               2006   1.443       1.506            --
                                                                               2005   1.320       1.443            --
                                                                               2004   1.214       1.320            --
 DWSII Global Growth Subaccount (Class B) (8/03).............................. 2013   1.653       1.976            --
                                                                               2012   1.424       1.653            --
                                                                               2011   1.698       1.424        70,024
                                                                               2010   1.526       1.698        70,024
                                                                               2009   1.084       1.526        70,024
                                                                               2008   2.117       1.084        70,024
                                                                               2007   2.036       2.117        70,024
                                                                               2006   1.598       2.036        70,024
                                                                               2005   1.327       1.598        70,024
                                                                               2004   1.181       1.327        61,511
 DWSII Government & Agency Securities Subaccount (Class B) (6/03)............. 2013   1.293       1.229            --
                                                                               2012   1.284       1.293            --
                                                                               2011   1.220       1.284            --
                                                                               2010   1.168       1.220            --
                                                                               2009   1.104       1.168            --
                                                                               2008   1.075       1.104            --
                                                                               2007   1.037       1.075            --
                                                                               2006   1.017       1.037            --
                                                                               2005   1.012       1.017            --
                                                                               2004   0.997       1.012            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *...................... 2013   1.825       1.961         6,872
                                                                               2012   1.594       1.825         6,767
                                                                               2011   1.585       1.594        42,847
                                                                               2010   1.393       1.585        55,333
                                                                               2009   0.967       1.393        37,454
                                                                               2008   1.295       0.967        37,511
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)..................... 2013   1.277       1.499            --
                                                                               2012   1.141       1.277            --
                                                                               2011   1.181       1.141            --
                                                                               2010   1.058       1.181            --
                                                                               2009   0.881       1.058            --
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)....................... 2013   1.306       1.615       472,144
                                                                               2012   1.148       1.306       472,171
                                                                               2011   1.216       1.148       472,203
                                                                               2010   1.071       1.216       482,828
                                                                               2009   0.872       1.071       482,905
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)..................... 2013   1.318       1.479        10,882
                                                                               2012   1.193       1.318        10,911
                                                                               2011   1.216       1.193        10,942
                                                                               2010   1.101       1.216        10,976
                                                                               2009   0.932       1.101        11,012
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)........ 2013   2.897       2.710         1,229

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   2.475       2.897         1,230
                                                                                2011   3.088       2.475         1,231
                                                                                2010   2.534       3.088         1,232
                                                                                2009   1.524       2.534         1,234
                                                                                2008   3.477       1.524           319
                                                                                2007   2.762       3.477           642
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2013   1.859       2.178         2,733
                                                                                2012   1.621       1.859         2,766
                                                                                2011   1.847       1.621        34,707
                                                                                2010   1.687       1.847        36,846
                                                                                2009   1.305       1.687        34,464
                                                                                2008   2.241       1.305        34,716
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.062       1.150            --
                                                                                2012   1.026       1.062        24,430
                                                                                2011   1.103       1.026        71,521
                                                                                2010   0.913       1.103        53,698
                                                                                2009   0.680       0.913        55,873
                                                                                2008   1.077       0.680        70,366
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................... 2013   1.618       2.021         2,123
                                                                                2012   1.359       1.618         2,126
                                                                                2011   1.510       1.359         2,128
                                                                                2010   1.398       1.510         2,130
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 2013   1.607       1.601       105,243
                                                                                2012   1.467       1.607       103,366
                                                                                2011   1.443       1.467       106,753
                                                                                2010   1.311       1.443       178,038
                                                                                2009   1.005       1.311       180,500
                                                                                2008   1.162       1.005         3,241
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 2013   1.364       1.425            --
                                                                                2012   1.235       1.364            --
                                                                                2011   1.396       1.235            --
                                                                                2010   1.186       1.396            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 2013   1.008       1.325            --
                                                                                2012   0.869       1.008            --
                                                                                2011   0.921       0.869            --
                                                                                2010   0.801       0.921            --
                                                                                2009   0.689       0.801            --
                                                                                2008   1.038       0.689            --
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 2013   1.740       2.336            --
                                                                                2012   1.558       1.740            --
                                                                                2011   1.612       1.558            --
                                                                                2010   1.285       1.612            --
                                                                                2009   0.899       1.285            --
                                                                                2008   1.453       0.899            --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 2013   1.602       1.727            --
                                                                                2012   1.538       1.602            --
                                                                                2011   1.691       1.538            --
                                                                                2010   1.354       1.691            --
                                                                                2009   0.936       1.354            --
                                                                                2008   1.716       0.936            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)......................... 2013   1.209       1.176            --
                                                                                2012   1.147       1.209            --
                                                                                2011   1.098       1.147            --
                                                                                2010   1.034       1.098            --
                                                                                2009   0.964       1.034            --
                                                                                2008   1.019       0.964            --
 MSF BlackRock Diversified Subaccount (Class B) (4/08)......................... 2013   1.324       1.565            --
                                                                                2012   1.202       1.324            --
                                                                                2011   1.181       1.202            --
                                                                                2010   1.099       1.181            --
                                                                                2009   0.956       1.099            --
                                                                                2008   1.221       0.956            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)..................... 2013   1.300       1.683         6,751

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.75% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   1.161       1.300        7,139
                                                                        2011   1.158       1.161       64,610
                                                                        2010   1.081       1.158       64,804
                                                                        2009   0.991       1.081       64,710
                                                                        2008   1.456       0.991       62,146
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................ 2013   1.747       1.717           --
                                                                        2012   1.778       1.747           --
                                                                        2011   1.809       1.778           --
                                                                        2010   1.841       1.809           --
                                                                        2009   1.869       1.841           --
                                                                        2008   1.864       1.869           --
 MSF Davis Venture Value Subaccount (Class B) (4/08)................... 2013   1.375       1.802        3,333
                                                                        2012   1.243       1.375        3,702
                                                                        2011   1.321       1.243        3,799
                                                                        2010   1.203       1.321        3,758
                                                                        2009   0.930       1.203        3,788
                                                                        2008   1.511       0.930        3,804
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2013   1.379       1.517           --
                                                                        2012   1.216       1.379        2,270
                                                                        2011   1.322       1.216        2,272
                                                                        2010   1.177       1.322        2,275
                                                                        2009   0.986       1.177        2,278
                                                                        2008   1.520       0.986          418
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2013   1.738       2.067           --
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2013   1.141       1.477           --
                                                                        2012   1.006       1.141           --
                                                                        2011   1.007       1.006           --
                                                                        2010   0.895       1.007           --
                                                                        2009   0.724       0.895           --
                                                                        2008   1.115       0.724           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2013   1.150       1.342       14,470
                                                                        2012   1.052       1.150       14,363
                                                                        2011   1.048       1.052       14,681
                                                                        2010   0.971       1.048       14,956
                                                                        2009   0.835       0.971       36,117
                                                                        2008   1.095       0.835       21,253
                                                                        2007   1.070       1.095        9,667
                                                                        2006   1.003       1.070        9,667
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2013   1.578       2.103           --
                                                                        2012   1.380       1.578           --
                                                                        2011   1.393       1.380           --
                                                                        2010   1.274       1.393           --
                                                                        2009   1.074       1.274           --
                                                                        2008   1.542       1.074           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2013   1.158       1.443       28,615
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.190       1.622           --
                                                                        2012   1.020       1.190        6,296
                                                                        2011   1.052       1.020        6,818
                                                                        2010   0.917       1.052        6,918
                                                                        2009   0.653       0.917        7,493
                                                                        2008   1.071       0.653        8,187
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.432       1.806        5,023
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.624       2.301        3,974
                                                                        2012   1.426       1.624           --
                                                                        2011   1.430       1.426           --
                                                                        2010   1.081       1.430           --
                                                                        2009   0.793       1.081           --
                                                                        2008   1.209       0.793           --

                                 SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03).............................. 2013   1.977       2.151       11,449
                                                                                   2012   1.943       1.977       11,363
                                                                                   2011   1.699       1.943       11,387
                                                                                   2010   1.627       1.699       15,091
                                                                                   2009   1.442       1.627       13,603
                                                                                   2008   2.170       1.442       13,003
                                                                                   2007   1.832       2.170        4,601
                                                                                   2006   1.486       1.832        4,654
                                                                                   2005   1.295       1.486        3,429
                                                                                   2004   1.067       1.295           --
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03).............................. 2006   1.157       1.163           --
                                                                                   2005   1.089       1.157           --
                                                                                   2004   1.063       1.089           --
 Alger Capital Appreciation Subaccount (Class S) (7/03)........................... 2013   2.044       2.707       10,031
                                                                                   2012   1.766       2.044       10,282
                                                                                   2011   1.809       1.766       11,871
                                                                                   2010   1.621       1.809       11,651
                                                                                   2009   1.095       1.621       11,101
                                                                                   2008   2.038       1.095       11,961
                                                                                   2007   1.558       2.038       10,277
                                                                                   2006   1.333       1.558       10,945
                                                                                   2005   1.189       1.333           --
                                                                                   2004   1.122       1.189           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)..................... 2009   0.898       1.152           --
                                                                                   2008   1.718       0.898           --
                                                                                   2007   1.821       1.718           --
                                                                                   2006   1.638       1.821           --
                                                                                   2005   1.436       1.638           --
                                                                                   2004   1.239       1.436           --
 Credit Suisse International Equity Flex III Subaccount (12/09)................... 2012   1.067       1.067           --
                                                                                   2011   1.282       1.067           --
                                                                                   2010   1.163       1.282           --
                                                                                   2009   1.160       1.163           --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)........................... 2007   2.650       2.774           --
                                                                                   2006   2.036       2.650       10,569
                                                                                   2005   1.620       2.036        4,151
                                                                                   2004   1.320       1.620           --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.482       1.454           --
                                                                                   2007   1.489       1.482        6,048
                                                                                   2006   1.408       1.489        6,055
                                                                                   2005   1.316       1.408        6,063
                                                                                   2004   1.173       1.316           --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2013   1.381       1.817           --
                                                                                   2012   1.259       1.381           --
                                                                                   2011   1.273       1.259           --
                                                                                   2010   1.132       1.273           --
                                                                                   2009   0.864       1.132           --
                                                                                   2008   1.344       0.864           --
                                                                                   2007   1.273       1.344           --
                                                                                   2006   1.190       1.273           --
                                                                                   2005   1.172       1.190           --
                                                                                   2004   1.126       1.172           --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.173       1.115           --
                                                                                   2007   1.139       1.173           --
                                                                                   2006   1.006       1.139           --
                                                                                   2005   1.000       1.006           --
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   2.202       1.810       19,244
                                                                                   2006   1.635       2.202       15,831
                                                                                   2005   1.496       1.635        4,680
                                                                                   2004   1.165       1.496           --
DWS Variable Series I

                  SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                            UNIT      UNIT     NUMBER OF
                                                                           VALUE      VALUE      UNITS
                                                                             AT        AT     OUTSTANDING
                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                    YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------- ------ ----------- -------- ------------
 DWS Bond Subaccount (Class B) (6/05)........................... 2008   1.040       1.011           --
                                                                 2007   1.020       1.040           --
                                                                 2006   0.996       1.020           --
                                                                 2005   1.000       0.996           --
 DWS Global Opportunities Subaccount (Class B) (7/03)........... 2010   1.599       1.714           --
                                                                 2009   1.102       1.599        3,411
                                                                 2008   2.252       1.102        3,124
                                                                 2007   2.106       2.252        3,126
                                                                 2006   1.759       2.106        3,128
                                                                 2005   1.517       1.759        3,130
                                                                 2004   1.254       1.517           --
 DWS Growth & Income Subaccount (Class B) (6/03)................ 2008   1.395       0.845           --
                                                                 2007   1.406       1.395           --
                                                                 2006   1.264       1.406           --
                                                                 2005   1.217       1.264           --
                                                                 2004   1.129       1.217           --
 DWS Health Care VIP Subaccount (Class B) (6/03)................ 2011   1.400       1.573           --
                                                                 2010   1.324       1.400        1,752
                                                                 2009   1.107       1.324        1,748
                                                                 2008   1.473       1.107        1,427
                                                                 2007   1.329       1.473        1,608
                                                                 2006   1.279       1.329        1,584
                                                                 2005   1.205       1.279           --
                                                                 2004   1.124       1.205           --
 DWS I Capital Growth Subaccount (Class B) (7/03)............... 2013   1.455       1.917       87,664
                                                                 2012   1.281       1.455       89,488
                                                                 2011   1.369       1.281       64,604
                                                                 2010   1.199       1.369       61,286
                                                                 2009   0.965       1.199       58,359
                                                                 2008   1.471       0.965       51,917
                                                                 2007   1.335       1.471       53,444
                                                                 2006   1.257       1.335       51,325
                                                                 2005   1.179       1.257           --
                                                                 2004   1.116       1.179           --
 DWS International Subaccount (Class B) (7/03).................. 2008   2.127       2.035           --
                                                                 2007   1.896       2.127       11,950
                                                                 2006   1.539       1.896       15,589
                                                                 2005   1.354       1.539           --
                                                                 2004   1.186       1.354           --
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................. 2006   1.432       1.578           --
                                                                 2005   1.287       1.432           --
                                                                 2004   1.176       1.287           --
 DWS Balanced Subaccount (Class B) (7/03)....................... 2008   1.255       1.220           --
                                                                 2007   1.224       1.255       37,460
                                                                 2006   1.134       1.224       36,828
                                                                 2005   1.112       1.134        8,101
                                                                 2004   1.064       1.112           --
 DWS Blue Chip Subaccount (Class B) (6/03)...................... 2008   1.621       1.517           --
                                                                 2007   1.600       1.621       15,080
                                                                 2006   1.414       1.600       19,762
                                                                 2005   1.313       1.414       15,225
                                                                 2004   1.157       1.313           --
 DWS Conservative Allocation Subaccount (Class B) (8/04)........ 2009   0.903       0.910           --
                                                                 2008   1.193       0.903       42,028
                                                                 2007   1.160       1.193       43,215
                                                                 2006   1.086       1.160       42,080
                                                                 2005   1.059       1.086           --
                                                                 2004   1.003       1.059           --
 DWS Core Fixed Income Subaccount (Class B) (6/03).............. 2008   1.052       1.014           --
                                                                 2007   1.032       1.052           --
                                                                 2006   1.012       1.032           --
                                                                 2005   1.011       1.012           --
                                                                 2004   0.989       1.011           --
 DWS Davis Venture Value Subaccount (Class B) (7/03)............ 2008   1.563       1.514           --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2007   1.528       1.563        8,680
                                                                      2006   1.361       1.528       12,633
                                                                      2005   1.268       1.361       13,352
                                                                      2004   1.159       1.268           --
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........... 2006   1.210       1.266           --
                                                                      2005   1.238       1.210           --
                                                                      2004   1.130       1.238           --
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........... 2008   1.529       1.457           --
                                                                      2007   1.592       1.529       47,665
                                                                      2006   1.371       1.592       46,280
                                                                      2005   1.299       1.371       13,100
                                                                      2004   1.164       1.299           --
 DWS Foreign Value Subaccount (Class B) (11/04)...................... 2006   1.132       1.358           --
                                                                      2005   1.054       1.132       13,738
                                                                      2004   1.000       1.054           --
 DWS Growth Allocation Subaccount (Class B) (9/04)................... 2009   0.841       0.843           --
                                                                      2008   1.309       0.841       69,594
                                                                      2007   1.262       1.309       68,657
                                                                      2006   1.141       1.262       69,838
                                                                      2005   1.096       1.141       35,630
                                                                      2004   1.016       1.096           --
 DWS High Income Subaccount (Class B) (6/03)......................... 2008   1.305       1.289           --
                                                                      2007   1.321       1.305       12,954
                                                                      2006   1.222       1.321       10,532
                                                                      2005   1.203       1.222           --
                                                                      2004   1.093       1.203           --
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03).............. 2013   2.086       2.759        1,266
                                                                      2012   1.873       2.086        1,268
                                                                      2011   2.036       1.873        1,272
                                                                      2010   1.690       2.036        4,583
                                                                      2009   1.331       1.690        4,589
                                                                      2008   2.043       1.331        4,595
                                                                      2007   2.026       2.043        4,601
                                                                      2006   1.656       2.026        4,605
                                                                      2005   1.536       1.656        4,611
                                                                      2004   1.246       1.536           --
 DWS Income Allocation Subaccount (Class B) (8/04)................... 2006   1.060       1.078           --
                                                                      2005   1.042       1.060        5,563
                                                                      2004   1.005       1.042           --
 DWS Index 500 Subaccount (Class B) (7/03)........................... 2005   1.224       1.245           --
                                                                      2004   1.133       1.224           --
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   2.199       2.119           --
                                                                      2007   1.927       2.199        9,936
                                                                      2006   1.569       1.927        9,998
                                                                      2005   1.401       1.569        5,033
                                                                      2004   1.211       1.401           --
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.484       1.424           --
                                                                      2007   1.423       1.484        1,016
                                                                      2006   1.341       1.423        1,002
                                                                      2005   1.223       1.341           --
                                                                      2004   1.121       1.223           --
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.288       1.273           --
                                                                      2005   1.225       1.288           --
                                                                      2004   1.111       1.225           --
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.150       1.274           --
                                                                      2005   1.037       1.150           --
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.563       1.540           --
                                                                      2007   1.412       1.563           --
                                                                      2006   1.250       1.412           --
                                                                      2005   1.253       1.250           --
                                                                      2004   1.163       1.253           --
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.264       1.300           --
                                                                      2005   1.295       1.264           --
                                                                      2004   1.123       1.295           --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 DWS Mid Cap Growth Subaccount (Class B) (8/03).......................... 2008   1.537       1.446           --
                                                                          2007   1.450       1.537        4,487
                                                                          2006   1.336       1.450        4,494
                                                                          2005   1.186       1.336           --
                                                                          2004   1.166       1.186           --
 DWS Moderate Allocation Subaccount (Class B) (8/04)..................... 2009   0.855       0.857           --
                                                                          2008   1.249       0.855        6,440
                                                                          2007   1.211       1.249       69,225
                                                                          2006   1.111       1.211       69,837
                                                                          2005   1.077       1.111       69,899
                                                                          2004   1.000       1.077           --
 DWS Money Market Subaccount (Class B) (7/03)............................ 2008   1.036       1.039           --
                                                                          2007   1.008       1.036           --
                                                                          2006   0.984       1.008           --
                                                                          2005   0.978       0.984           --
                                                                          2004   0.991       0.978           --
 DWS Oak Strategic Equity Subaccount (Class B) (7/03).................... 2006   1.110       1.133           --
                                                                          2005   1.184       1.110           --
                                                                          2004   1.195       1.184           --
 DWS Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.380       1.203           --
                                                                          2007   1.328       1.380           --
                                                                          2006   1.290       1.328           --
                                                                          2005   1.231       1.290           --
                                                                          2004   1.134       1.231           --
 DWS Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.157       1.157           --
                                                                          2007   1.121       1.157           --
                                                                          2006   1.049       1.121           --
                                                                          2005   1.048       1.049           --
                                                                          2004   0.986       1.048           --
 DWS Technology Subaccount (Class B) (7/03).............................. 2010   1.121       1.159           --
                                                                          2009   0.714       1.121        3,612
                                                                          2008   1.357       0.714        3,985
                                                                          2007   1.213       1.357        3,529
                                                                          2006   1.230       1.213        3,444
                                                                          2005   1.213       1.230           --
                                                                          2004   1.217       1.213           --
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.848       1.719           --
                                                                          2007   1.503       1.848           --
                                                                          2006   1.441       1.503           --
                                                                          2005   1.319       1.441           --
                                                                          2004   1.214       1.319           --
 DWSII Global Growth Subaccount (Class B) (8/03)......................... 2013   1.646       1.966           --
                                                                          2012   1.418       1.646           --
                                                                          2011   1.692       1.418           --
                                                                          2010   1.521       1.692           --
                                                                          2009   1.081       1.521           --
                                                                          2008   2.112       1.081           --
                                                                          2007   2.032       2.112           --
                                                                          2006   1.596       2.032           --
                                                                          2005   1.326       1.596           --
                                                                          2004   1.181       1.326           --
 DWSII Government & Agency Securities Subaccount (Class B) (6/03)........ 2013   1.287       1.223           --
                                                                          2012   1.279       1.287           --
                                                                          2011   1.215       1.279           --
                                                                          2010   1.164       1.215           --
                                                                          2009   1.101       1.164           --
                                                                          2008   1.072       1.101       54,175
                                                                          2007   1.035       1.072           --
                                                                          2006   1.016       1.035           --
                                                                          2005   1.011       1.016           --
                                                                          2004   0.996       1.011           --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................. 2013   1.816       1.950       44,207

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.587       1.816        39,746
                                                                                2011   1.579       1.587        45,534
                                                                                2010   1.388       1.579        47,079
                                                                                2009   0.964       1.388        10,687
                                                                                2008   1.292       0.964        10,830
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)...................... 2013   1.272       1.492         1,505
                                                                                2012   1.137       1.272         1,505
                                                                                2011   1.177       1.137         1,506
                                                                                2010   1.055       1.177         1,507
                                                                                2009   0.879       1.055         7,907
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................ 2013   1.300       1.608        38,485
                                                                                2012   1.144       1.300        61,216
                                                                                2011   1.212       1.144        60,529
                                                                                2010   1.068       1.212        65,720
                                                                                2009   0.869       1.068        66,260
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)...................... 2013   1.312       1.472        37,295
                                                                                2012   1.189       1.312        35,860
                                                                                2011   1.212       1.189        36,618
                                                                                2010   1.098       1.212        36,350
                                                                                2009   0.929       1.098        35,908
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   2.883       2.695        12,469
                                                                                2012   2.465       2.883        10,915
                                                                                2011   3.076       2.465         8,703
                                                                                2010   2.526       3.076        10,489
                                                                                2009   1.520       2.526        11,787
                                                                                2008   3.469       1.520        12,691
                                                                                2007   2.757       3.469         9,835
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2013   1.695       1.985        29,439
                                                                                2012   1.479       1.695        30,590
                                                                                2011   1.686       1.479        27,589
                                                                                2010   1.541       1.686        30,720
                                                                                2009   1.193       1.541        41,457
                                                                                2008   2.048       1.193        20,278
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.058       1.145            --
                                                                                2012   1.023       1.058        27,493
                                                                                2011   1.100       1.023        34,193
                                                                                2010   0.911       1.100        76,744
                                                                                2009   0.678       0.911        89,891
                                                                                2008   1.075       0.678       121,130
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................... 2013   1.476       1.843           391
                                                                                2012   1.240       1.476           391
                                                                                2011   1.379       1.240           392
                                                                                2010   1.277       1.379         9,482
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 2013   1.599       1.593       131,292
                                                                                2012   1.461       1.599       245,287
                                                                                2011   1.438       1.461       391,601
                                                                                2010   1.307       1.438       286,931
                                                                                2009   1.002       1.307       149,727
                                                                                2008   1.159       1.002            --
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 2013   1.358       1.418            --
                                                                                2012   1.229       1.358         7,094
                                                                                2011   1.391       1.229         3,228
                                                                                2010   1.182       1.391         3,334
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 2013   1.004       1.319        69,904
                                                                                2012   0.867       1.004       140,291
                                                                                2011   0.919       0.867       182,403
                                                                                2010   0.800       0.919       190,937
                                                                                2009   0.688       0.800       206,568
                                                                                2008   1.037       0.688       285,750
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 2013   1.732       2.324            --
                                                                                2012   1.551       1.732            --
                                                                                2011   1.606       1.551         4,452
                                                                                2010   1.281       1.606         4,460
                                                                                2009   0.896       1.281         9,897
                                                                                2008   1.449       0.896         4,479

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........... 2013   1.595       1.718           --
                                                                   2012   1.531       1.595           --
                                                                   2011   1.685       1.531           --
                                                                   2010   1.349       1.685           --
                                                                   2009   0.933       1.349           --
                                                                   2008   1.712       0.933           --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)............ 2013   1.203       1.170           --
                                                                   2012   1.142       1.203           --
                                                                   2011   1.094       1.142           --
                                                                   2010   1.031       1.094           --
                                                                   2009   0.961       1.031           --
                                                                   2008   1.017       0.961           --
 MSF BlackRock Diversified Subaccount (Class B) (4/08)............ 2013   1.318       1.557       44,352
                                                                   2012   1.197       1.318       41,332
                                                                   2011   1.177       1.197       40,661
                                                                   2010   1.096       1.177       39,440
                                                                   2009   0.954       1.096       34,844
                                                                   2008   1.218       0.954       29,034
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)........ 2013   1.294       1.674       77,945
                                                                   2012   1.156       1.294       80,029
                                                                   2011   1.153       1.156       58,586
                                                                   2010   1.078       1.153       61,879
                                                                   2009   0.988       1.078       68,491
                                                                   2008   1.452       0.988       46,409
 MSF BlackRock Money Market Subaccount (Class B) (4/08)........... 2013   1.739       1.708       27,155
                                                                   2012   1.770       1.739       22,332
                                                                   2011   1.802       1.770       17,110
                                                                   2010   1.835       1.802       15,934
                                                                   2009   1.864       1.835       18,270
                                                                   2008   1.859       1.864       15,065
 MSF Davis Venture Value Subaccount (Class B) (4/08).............. 2013   1.368       1.792          711
                                                                   2012   1.237       1.368          711
                                                                   2011   1.316       1.237          712
                                                                   2010   1.199       1.316          712
                                                                   2009   0.928       1.199        4,723
                                                                   2008   1.507       0.928        4,014
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............... 2013   1.373       1.510           --
                                                                   2012   1.211       1.373        6,863
                                                                   2011   1.317       1.211        7,039
                                                                   2010   1.173       1.317        7,277
                                                                   2009   0.983       1.173       11,075
                                                                   2008   1.516       0.983       10,920
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13).......... 2013   1.730       2.056           --
 MSF MetLife Stock Index Subaccount (Class B) (4/08).............. 2013   1.137       1.470       30,541
                                                                   2012   1.003       1.137       31,894
                                                                   2011   1.005       1.003       33,271
                                                                   2010   0.893       1.005       34,826
                                                                   2009   0.722       0.893       34,835
                                                                   2008   1.113       0.722           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)........ 2013   1.147       1.337       50,710
                                                                   2012   1.049       1.147       73,043
                                                                   2011   1.045       1.049       62,873
                                                                   2010   0.969       1.045       58,227
                                                                   2009   0.834       0.969       58,157
                                                                   2008   1.094       0.834       27,662
                                                                   2007   1.070       1.094       24,400
                                                                   2006   1.003       1.070       16,032
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08)............... 2013   1.570       2.092        6,171
                                                                   2012   1.374       1.570          632
                                                                   2011   1.387       1.374          632
                                                                   2010   1.270       1.387          632
                                                                   2009   1.071       1.270          633
                                                                   2008   1.539       1.071           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......... 2013   1.153       1.436       26,088

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.186       1.616           --
                                                                        2012   1.017       1.186        3,654
                                                                        2011   1.050       1.017        3,775
                                                                        2010   0.916       1.050        3,899
                                                                        2009   0.652       0.916       16,093
                                                                        2008   1.070       0.652        1,466
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.425       1.796       10,027
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.616       2.289        9,257
                                                                        2012   1.420       1.616        9,372
                                                                        2011   1.425       1.420        9,462
                                                                        2010   1.077       1.425        9,593
                                                                        2009   0.791       1.077       15,613
                                                                        2008   1.206       0.791        9,714





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)................... 2013   1.958       2.128         9,712
                                                                        2012   1.927       1.958         9,260
                                                                        2011   1.686       1.927        42,094
                                                                        2010   1.617       1.686        15,666
                                                                        2009   1.434       1.617        16,446
                                                                        2008   2.160       1.434        15,854
                                                                        2007   1.825       2.160        27,002
                                                                        2006   1.482       1.825        22,656
                                                                        2005   1.293       1.482        23,710
                                                                        2004   1.067       1.293        19,240
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.154       1.159            --
                                                                        2005   1.087       1.154       290,401
                                                                        2004   1.063       1.087       288,456
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2013   2.025       2.678        39,615
                                                                        2012   1.751       2.025        42,122
                                                                        2011   1.796       1.751        43,772
                                                                        2010   1.611       1.796        42,849
                                                                        2009   1.089       1.611        57,355
                                                                        2008   2.028       1.089        65,036
                                                                        2007   1.552       2.028        59,605
                                                                        2006   1.330       1.552        49,800
                                                                        2005   1.187       1.330        51,573
                                                                        2004   1.121       1.187        56,378
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.893       1.145            --
                                                                        2008   1.710       0.893        23,568
                                                                        2007   1.815       1.710        27,930
                                                                        2006   1.634       1.815        27,698
                                                                        2005   1.434       1.634        26,862
                                                                        2004   1.238       1.434        14,324
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.058       1.058            --
                                                                        2011   1.273       1.058            --
                                                                        2010   1.156       1.273        19,497
                                                                        2009   1.153       1.156        21,912
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.640       2.763            --
                                                                        2006   2.031       2.640       121,269
                                                                        2005   1.618       2.031       126,189
                                                                        2004   1.320       1.618        57,431
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)............... 2008   1.476       1.447            --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   1.484       1.476       435,379
                                                                                   2006   1.404       1.484       460,599
                                                                                   2005   1.314       1.404       460,059
                                                                                   2004   1.172       1.314       298,946
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2013   1.368       1.798         8,262
                                                                                   2012   1.248       1.368         8,262
                                                                                   2011   1.264       1.248        56,279
                                                                                   2010   1.124       1.264         8,262
                                                                                   2009   0.859       1.124         8,262
                                                                                   2008   1.338       0.859         8,266
                                                                                   2007   1.269       1.338         8,266
                                                                                   2006   1.187       1.269         8,266
                                                                                   2005   1.170       1.187         8,266
                                                                                   2004   1.126       1.170            --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.170       1.112            --
                                                                                   2007   1.137       1.170       468,489
                                                                                   2006   1.006       1.137       488,240
                                                                                   2005   1.000       1.006       403,756
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   2.195       1.801        85,294
                                                                                   2006   1.631       2.195        95,229
                                                                                   2005   1.493       1.631       113,357
                                                                                   2004   1.164       1.493        85,025
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)............................................. 2008   1.037       1.008            --
                                                                                   2007   1.019       1.037        49,918
                                                                                   2006   0.995       1.019        24,664
                                                                                   2005   1.000       0.995        31,602
 DWS Global Opportunities Subaccount (Class B) (7/03)............................. 2010   1.588       1.702            --
                                                                                   2009   1.096       1.588        31,258
                                                                                   2008   2.242       1.096        73,951
                                                                                   2007   2.098       2.242        82,343
                                                                                   2006   1.754       2.098        99,521
                                                                                   2005   1.514       1.754       104,972
                                                                                   2004   1.254       1.514        98,828
 DWS Growth & Income Subaccount (Class B) (6/03).................................. 2008   1.388       1.302            --
                                                                                   2007   1.401       1.388       160,579
                                                                                   2006   1.260       1.401       210,033
                                                                                   2005   1.215       1.260       176,373
                                                                                   2004   1.128       1.215       124,026
 DWS Health Care VIP Subaccount (Class B) (6/03).................................. 2011   1.390       1.561            --
                                                                                   2010   1.315       1.390       102,334
                                                                                   2009   1.101       1.315       113,790
                                                                                   2008   1.466       1.101       121,650
                                                                                   2007   1.324       1.466       148,908
                                                                                   2006   1.276       1.324       136,011
                                                                                   2005   1.203       1.276       139,318
                                                                                   2004   1.123       1.203        96,846
 DWS I Capital Growth Subaccount (Class B) (7/03)................................. 2013   1.441       1.897       263,382
                                                                                   2012   1.270       1.441       317,143
                                                                                   2011   1.359       1.270       361,167
                                                                                   2010   1.191       1.359       302,632
                                                                                   2009   0.959       1.191       458,034
                                                                                   2008   1.464       0.959       524,155
                                                                                   2007   1.330       1.464       595,695
                                                                                   2006   1.253       1.330       616,559
                                                                                   2005   1.177       1.253       313,252
                                                                                   2004   1.115       1.177        40,798
 DWS International Subaccount (Class B) (7/03).................................... 2008   2.117       2.025            --
                                                                                   2007   1.889       2.117       178,211
                                                                                   2006   1.535       1.889       176,674
                                                                                   2005   1.352       1.535       131,334
                                                                                   2004   1.185       1.352       130,051
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................................... 2006   1.428       1.572            --

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                   2005   1.285       1.428            --
                                                                   2004   1.176       1.285            --
 DWS Balanced Subaccount (Class B) (7/03)......................... 2008   1.249       1.214            --
                                                                   2007   1.219       1.249       101,585
                                                                   2006   1.131       1.219       111,401
                                                                   2005   1.110       1.131       107,539
                                                                   2004   1.063       1.110       101,837
 DWS Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.613       1.510            --
                                                                   2007   1.594       1.613       100,502
                                                                   2006   1.411       1.594        99,681
                                                                   2005   1.311       1.411       116,657
                                                                   2004   1.156       1.311        78,630
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.899       0.906            --
                                                                   2008   1.189       0.899       360,131
                                                                   2007   1.157       1.189       371,557
                                                                   2006   1.084       1.157       296,784
                                                                   2005   1.058       1.084       213,886
                                                                   2004   1.003       1.058         8,761
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.047       1.009            --
                                                                   2007   1.029       1.047       715,867
                                                                   2006   1.009       1.029       721,818
                                                                   2005   1.010       1.009       755,373
                                                                   2004   0.989       1.010       741,711
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.556       1.506            --
                                                                   2007   1.523       1.556       804,221
                                                                   2006   1.357       1.523       831,053
                                                                   2005   1.266       1.357       798,456
                                                                   2004   1.158       1.266       654,549
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.207       1.262            --
                                                                   2005   1.236       1.207        81,798
                                                                   2004   1.130       1.236        80,918
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.522       1.450            --
                                                                   2007   1.587       1.522       732,138
                                                                   2006   1.368       1.587       806,444
                                                                   2005   1.297       1.368       598,995
                                                                   2004   1.163       1.297       282,426
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.131       1.355            --
                                                                   2005   1.053       1.131        64,188
                                                                   2004   1.000       1.053        50,309
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.838       0.839            --
                                                                   2008   1.305       0.838     1,581,048
                                                                   2007   1.259       1.305     1,490,977
                                                                   2006   1.139       1.259     1,538,144
                                                                   2005   1.095       1.139     1,523,550
                                                                   2004   1.016       1.095     1,103,829
 DWS High Income Subaccount (Class B) (6/03)...................... 2008   1.299       1.283            --
                                                                   2007   1.317       1.299       592,256
                                                                   2006   1.219       1.317       613,922
                                                                   2005   1.201       1.219       616,581
                                                                   2004   1.092       1.201       592,379
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03)........... 2013   2.066       2.730       133,705
                                                                   2012   1.857       2.066       202,400
                                                                   2011   2.021       1.857       212,755
                                                                   2010   1.679       2.021       247,220
                                                                   2009   1.324       1.679       324,782
                                                                   2008   2.034       1.324       383,584
                                                                   2007   2.019       2.034       403,392
                                                                   2006   1.652       2.019       442,398
                                                                   2005   1.533       1.652       448,368
                                                                   2004   1.245       1.533       304,896
 DWS Income Allocation Subaccount (Class B) (8/04)................ 2006   1.058       1.076            --
                                                                   2005   1.042       1.058        90,075
                                                                   2004   1.005       1.042            --
 DWS Index 500 Subaccount (Class B) (7/03)........................ 2005   1.222       1.242            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2004   1.132       1.222       312,892
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   2.189       2.109            --
                                                                      2007   1.920       2.189       209,300
                                                                      2006   1.565       1.920       255,617
                                                                      2005   1.399       1.565       262,838
                                                                      2004   1.210       1.399       189,048
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.477       1.417            --
                                                                      2007   1.418       1.477       300,902
                                                                      2006   1.338       1.418       278,136
                                                                      2005   1.221       1.338       283,186
                                                                      2004   1.120       1.221       215,207
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.285       1.268            --
                                                                      2005   1.223       1.285        87,257
                                                                      2004   1.110       1.223        70,171
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.149       1.271            --
                                                                      2005   1.037       1.149        49,823
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.556       1.533            --
                                                                      2007   1.407       1.556       235,025
                                                                      2006   1.247       1.407       250,594
                                                                      2005   1.251       1.247       265,905
                                                                      2004   1.163       1.251       275,024
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.261       1.296            --
                                                                      2005   1.293       1.261       198,995
                                                                      2004   1.122       1.293       187,731
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.530       1.439            --
                                                                      2007   1.445       1.530        35,824
                                                                      2006   1.332       1.445        36,664
                                                                      2005   1.184       1.332        36,569
                                                                      2004   1.165       1.184        22,308
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.851       0.853            --
                                                                      2008   1.245       0.851       822,989
                                                                      2007   1.208       1.245       845,420
                                                                      2006   1.110       1.208       984,151
                                                                      2005   1.076       1.110     1,139,760
                                                                      2004   1.000       1.076        89,489
 DWS Money Market Subaccount (Class B) (7/03)........................ 2008   1.031       1.034            --
                                                                      2007   1.004       1.031        33,657
                                                                      2006   0.982       1.004       146,413
                                                                      2005   0.977       0.982        28,760
                                                                      2004   0.990       0.977       274,043
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)................ 2006   1.107       1.129            --
                                                                      2005   1.182       1.107       212,634
                                                                      2004   1.194       1.182        42,485
 DWS Small Cap Growth Subaccount (Class B) (7/03).................... 2008   1.374       1.197            --
                                                                      2007   1.323       1.374        81,560
                                                                      2006   1.287       1.323        71,759
                                                                      2005   1.229       1.287        72,117
                                                                      2004   1.133       1.229        48,356
 DWS Strategic Income Subaccount (Class B) (6/03).................... 2008   1.151       1.151            --
                                                                      2007   1.117       1.151       349,696
                                                                      2006   1.047       1.117       353,312
                                                                      2005   1.047       1.047       368,592
                                                                      2004   0.985       1.047       348,639
 DWS Technology Subaccount (Class B) (7/03).......................... 2010   1.113       1.151            --
                                                                      2009   0.710       1.113        65,883
                                                                      2008   1.350       0.710        74,524
                                                                      2007   1.209       1.350        86,576
                                                                      2006   1.227       1.209        84,702
                                                                      2005   1.211       1.227       149,732
                                                                      2004   1.216       1.211        92,170
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)............... 2008   1.839       1.710            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2007   1.498       1.839       107,814
                                                                                2006   1.437       1.498       105,855
                                                                                2005   1.317       1.437       102,298
                                                                                2004   1.213       1.317        76,106
 DWSII Global Growth Subaccount (Class B) (8/03)............................... 2013   1.630       1.945         6,020
                                                                                2012   1.406       1.630         6,152
                                                                                2011   1.679       1.406         6,117
                                                                                2010   1.511       1.679         7,942
                                                                                2009   1.075       1.511         7,965
                                                                                2008   2.103       1.075         9,693
                                                                                2007   2.025       2.103        46,979
                                                                                2006   1.592       2.025        12,823
                                                                                2005   1.324       1.592        17,978
                                                                                2004   1.180       1.324        17,695
 DWSII Government & Agency Securities Subaccount (Class B) (6/03).............. 2013   1.275       1.210        47,409
                                                                                2012   1.268       1.275        72,439
                                                                                2011   1.206       1.268       206,989
                                                                                2010   1.157       1.206       127,009
                                                                                2009   1.095       1.157       126,656
                                                                                2008   1.068       1.095       124,617
                                                                                2007   1.031       1.068       119,639
                                                                                2006   1.013       1.031       142,686
                                                                                2005   1.010       1.013       153,770
                                                                                2004   0.996       1.010       151,122
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *....................... 2013   1.799       1.930       441,221
                                                                                2012   1.573       1.799       651,101
                                                                                2011   1.567       1.573       682,473
                                                                                2010   1.379       1.567     1,050,209
                                                                                2009   0.959       1.379       462,408
                                                                                2008   1.286       0.959       555,213
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)...................... 2013   1.261       1.478       623,954
                                                                                2012   1.128       1.261       713,295
                                                                                2011   1.170       1.128       713,295
                                                                                2010   1.050       1.170       723,967
                                                                                2009   0.875       1.050       724,442
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................ 2013   1.289       1.593       695,595
                                                                                2012   1.136       1.289     1,399,007
                                                                                2011   1.204       1.136     1,504,088
                                                                                2010   1.063       1.204     1,504,219
                                                                                2009   0.865       1.063     1,366,907
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)...................... 2013   1.301       1.459       271,104
                                                                                2012   1.180       1.301       420,445
                                                                                2011   1.204       1.180       428,117
                                                                                2010   1.092       1.204       438,565
                                                                                2009   0.925       1.092       446,559
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   2.855       2.667        56,357
                                                                                2012   2.444       2.855        52,885
                                                                                2011   3.053       2.444        50,531
                                                                                2010   2.509       3.053        56,423
                                                                                2009   1.512       2.509        89,789
                                                                                2008   3.453       1.512        94,074
                                                                                2007   2.746       3.453       104,255
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2013   1.832       2.144       222,708
                                                                                2012   1.600       1.832       241,788
                                                                                2011   1.826       1.600       282,332
                                                                                2010   1.671       1.826       283,229
                                                                                2009   1.294       1.671       291,236
                                                                                2008   2.224       1.294       351,642
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.050       1.136            --
                                                                                2012   1.016       1.050       401,086
                                                                                2011   1.093       1.016       442,557
                                                                                2010   0.907       1.093       705,602
                                                                                2009   0.676       0.907       708,664
                                                                                2008   1.072       0.676       773,187
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................... 2013   1.595       1.989        29,452

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.341       1.595        47,266
                                                                          2011   1.493       1.341        47,672
                                                                          2010   1.384       1.493        52,565
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2013   1.584       1.576       984,336
                                                                          2012   1.449       1.584     1,047,284
                                                                          2011   1.427       1.449     1,145,450
                                                                          2010   1.298       1.427     1,149,453
                                                                          2009   0.996       1.298     1,372,955
                                                                          2008   1.153       0.996       324,220
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.345       1.404            --
                                                                          2012   1.219       1.345        65,426
                                                                          2011   1.380       1.219       112,522
                                                                          2010   1.174       1.380        68,065
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2013   0.997       1.309       419,690
                                                                          2012   0.862       0.997       437,276
                                                                          2011   0.915       0.862       521,650
                                                                          2010   0.797       0.915       543,344
                                                                          2009   0.686       0.797       560,177
                                                                          2008   1.035       0.686       557,303
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2013   1.716       2.299        32,611
                                                                          2012   1.538       1.716        50,976
                                                                          2011   1.594       1.538        82,200
                                                                          2010   1.272       1.594        42,063
                                                                          2009   0.891       1.272        29,296
                                                                          2008   1.442       0.891        36,084
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.579       1.702            --
                                                                          2012   1.518       1.579        67,174
                                                                          2011   1.672       1.518        66,103
                                                                          2010   1.340       1.672        71,039
                                                                          2009   0.928       1.340        81,041
                                                                          2008   1.704       0.928        88,773
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2013   1.192       1.158       478,915
                                                                          2012   1.133       1.192       501,333
                                                                          2011   1.086       1.133       626,069
                                                                          2010   1.024       1.086       533,887
                                                                          2009   0.956       1.024       617,076
                                                                          2008   1.012       0.956       701,637
 MSF BlackRock Diversified Subaccount (Class B) (4/08)................... 2013   1.305       1.541        26,264
                                                                          2012   1.187       1.305        25,940
                                                                          2011   1.168       1.187        45,279
                                                                          2010   1.089       1.168        45,833
                                                                          2009   0.948       1.089        88,698
                                                                          2008   1.212       0.948        85,266
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2013   1.281       1.656       295,106
                                                                          2012   1.146       1.281       365,840
                                                                          2011   1.144       1.146       462,078
                                                                          2010   1.071       1.144       485,382
                                                                          2009   0.983       1.071       701,651
                                                                          2008   1.445       0.983       721,612
 MSF BlackRock Money Market Subaccount (Class B) (4/08).................. 2013   1.722       1.690       116,776
                                                                          2012   1.755       1.722        83,061
                                                                          2011   1.789       1.755       130,445
                                                                          2010   1.823       1.789        81,244
                                                                          2009   1.853       1.823       252,958
                                                                          2008   1.850       1.853       465,455
 MSF Davis Venture Value Subaccount (Class B) (4/08)..................... 2013   1.355       1.774       305,785
                                                                          2012   1.227       1.355       398,164
                                                                          2011   1.306       1.227       493,142
                                                                          2010   1.192       1.306       618,059
                                                                          2009   0.922       1.192       686,761
                                                                          2008   1.500       0.922       760,033
 MSF FI Value Leaders Subaccount (Class B) (4/08) *...................... 2013   1.360       1.495            --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   1.200       1.360        62,788
                                                                        2011   1.307       1.200        95,724
                                                                        2010   1.165       1.307        99,851
                                                                        2009   0.978       1.165        76,059
                                                                        2008   1.509       0.978        80,612
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2013   1.712       2.035        64,660
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2013   1.129       1.458        81,021
                                                                        2012   0.997       1.129       131,415
                                                                        2011   0.999       0.997       188,966
                                                                        2010   0.890       0.999       225,288
                                                                        2009   0.720       0.890       227,845
                                                                        2008   1.111       0.720       208,244
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2013   1.139       1.327       188,482
                                                                        2012   1.043       1.139       210,762
                                                                        2011   1.041       1.043       283,598
                                                                        2010   0.966       1.041       395,524
                                                                        2009   0.832       0.966       471,387
                                                                        2008   1.092       0.832       325,782
                                                                        2007   1.069       1.092       379,953
                                                                        2006   1.003       1.069       325,089
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2013   1.555       2.070       159,901
                                                                        2012   1.362       1.555       154,572
                                                                        2011   1.377       1.362       195,039
                                                                        2010   1.261       1.377       195,309
                                                                        2009   1.065       1.261       240,756
                                                                        2008   1.531       1.065       243,676
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2013   1.144       1.424       369,840
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.178       1.604        42,203
                                                                        2012   1.012       1.178       267,091
                                                                        2011   1.045       1.012       236,797
                                                                        2010   0.912       1.045       409,259
                                                                        2009   0.650       0.912       386,369
                                                                        2008   1.068       0.650       398,832
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.411       1.777       250,188
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.601       2.265        60,388
                                                                        2012   1.408       1.601        63,621
                                                                        2011   1.414       1.408        67,943
                                                                        2010   1.070       1.414       117,116
                                                                        2009   0.787       1.070        92,216
                                                                        2008   1.200       0.787        93,582





                       SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95%
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)........... 2013   1.949       2.117       159,473
                                                                2012   1.918       1.949       165,514
                                                                2011   1.680       1.918       175,193
                                                                2010   1.611       1.680       185,186
                                                                2009   1.430       1.611       180,142
                                                                2008   2.155       1.430       215,906
                                                                2007   1.822       2.155       312,590
                                                                2006   1.481       1.822       366,397
                                                                2005   1.292       1.481       372,594
                                                                2004   1.066       1.292       255,686
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)........... 2006   1.152       1.158            --
                                                                2005   1.086       1.152     1,412,665
                                                                2004   1.062       1.086     1,319,889
 Alger Capital Appreciation Subaccount (Class S) (7/03)........ 2013   2.015       2.664       207,151

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.743       2.015       225,971
                                                                                   2011   1.789       1.743       238,619
                                                                                   2010   1.605       1.789       303,140
                                                                                   2009   1.086       1.605       332,591
                                                                                   2008   2.024       1.086       428,762
                                                                                   2007   1.550       2.024       465,065
                                                                                   2006   1.328       1.550       381,065
                                                                                   2005   1.186       1.328       362,283
                                                                                   2004   1.121       1.186       202,175
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)..................... 2009   0.891       1.141            --
                                                                                   2008   1.706       0.891        79,244
                                                                                   2007   1.812       1.706        95,211
                                                                                   2006   1.632       1.812       111,268
                                                                                   2005   1.433       1.632       114,136
                                                                                   2004   1.238       1.433       153,840
 Credit Suisse International Equity Flex III Subaccount (12/09)................... 2012   1.054       1.054            --
                                                                                   2011   1.268       1.054            --
                                                                                   2010   1.152       1.268        92,221
                                                                                   2009   1.149       1.152        58,852
 Credit Suisse Trust Emerging Markets Subaccount (7/03)........................... 2007   2.636       2.758            --
                                                                                   2006   2.028       2.636       838,986
                                                                                   2005   1.616       2.028       899,458
                                                                                   2004   1.319       1.616       587,875
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.472       1.443            --
                                                                                   2007   1.481       1.472     1,303,173
                                                                                   2006   1.402       1.481     1,426,094
                                                                                   2005   1.313       1.402     1,596,211
                                                                                   2004   1.172       1.313     1,372,525
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2013   1.361       1.789        37,518
                                                                                   2012   1.243       1.361        45,925
                                                                                   2011   1.259       1.243        42,981
                                                                                   2010   1.121       1.259        74,902
                                                                                   2009   0.856       1.121        76,944
                                                                                   2008   1.335       0.856        55,365
                                                                                   2007   1.267       1.335        86,767
                                                                                   2006   1.185       1.267       101,987
                                                                                   2005   1.169       1.185       110,465
                                                                                   2004   1.125       1.169        37,746
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.169       1.110            --
                                                                                   2007   1.137       1.169     2,697,228
                                                                                   2006   1.006       1.137     2,713,066
                                                                                   2005   1.000       1.006     2,858,953
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   2.191       1.797     1,040,641
                                                                                   2006   1.629       2.191     1,143,930
                                                                                   2005   1.492       1.629     1,245,319
                                                                                   2004   1.164       1.492     1,086,069
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)............................................. 2008   1.036       1.007            --
                                                                                   2007   1.018       1.036        70,390
                                                                                   2006   0.995       1.018         7,265
                                                                                   2005   1.000       0.995         7,272
 DWS Global Opportunities Subaccount (Class B) (7/03)............................. 2010   1.583       1.696            --
                                                                                   2009   1.093       1.583       668,832
                                                                                   2008   2.237       1.093       782,684
                                                                                   2007   2.094       2.237       884,298
                                                                                   2006   1.752       2.094       914,487
                                                                                   2005   1.513       1.752     1,083,970
                                                                                   2004   1.253       1.513       654,608
 DWS Growth & Income Subaccount (Class B) (6/03).................................. 2008   1.385       1.299            --
                                                                                   2007   1.399       1.385       992,695
                                                                                   2006   1.259       1.399     1,114,920
                                                                                   2005   1.214       1.259     1,061,409
                                                                                   2004   1.128       1.214       820,983

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
 DWS Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.384       1.555            --
                                                                   2010   1.311       1.384       477,607
                                                                   2009   1.097       1.311       484,982
                                                                   2008   1.463       1.097       661,899
                                                                   2007   1.322       1.463       770,922
                                                                   2006   1.274       1.322       807,263
                                                                   2005   1.202       1.274     1,118,378
                                                                   2004   1.123       1.202       763,880
 DWS I Capital Growth Subaccount (Class B) (7/03)................. 2013   1.434       1.887     1,387,302
                                                                   2012   1.265       1.434     1,756,102
                                                                   2011   1.354       1.265     1,995,947
                                                                   2010   1.187       1.354     1,847,925
                                                                   2009   0.957       1.187     2,268,695
                                                                   2008   1.461       0.957     2,595,224
                                                                   2007   1.328       1.461     3,220,778
                                                                   2006   1.252       1.328     3,496,811
                                                                   2005   1.176       1.252     2,323,786
                                                                   2004   1.115       1.176       688,589
 DWS International Subaccount (Class B) (7/03).................... 2008   2.112       2.020            --
                                                                   2007   1.885       2.112       905,996
                                                                   2006   1.533       1.885       941,853
                                                                   2005   1.350       1.533       739,991
                                                                   2004   1.185       1.350       544,810
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.426       1.570            --
                                                                   2005   1.284       1.426        96,209
                                                                   2004   1.175       1.284       100,352
 DWS Balanced Subaccount (Class B) (7/03)......................... 2008   1.246       1.211            --
                                                                   2007   1.217       1.246     1,314,581
                                                                   2006   1.130       1.217     1,305,019
                                                                   2005   1.109       1.130     1,413,029
                                                                   2004   1.063       1.109     1,135,374
 DWS Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.610       1.506            --
                                                                   2007   1.591       1.610     1,507,328
                                                                   2006   1.409       1.591     1,597,699
                                                                   2005   1.310       1.409     1,630,945
                                                                   2004   1.156       1.310     1,070,728
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.897       0.904            --
                                                                   2008   1.187       0.897     3,143,648
                                                                   2007   1.156       1.187     3,060,131
                                                                   2006   1.083       1.156     2,698,129
                                                                   2005   1.058       1.083     2,090,415
                                                                   2004   1.003       1.058       818,805
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.045       1.006            --
                                                                   2007   1.027       1.045     3,343,448
                                                                   2006   1.008       1.027     3,490,478
                                                                   2005   1.009       1.008     3,471,549
                                                                   2004   0.988       1.009     3,241,694
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.552       1.503            --
                                                                   2007   1.520       1.552     2,573,182
                                                                   2006   1.355       1.520     3,220,705
                                                                   2005   1.265       1.355     3,877,898
                                                                   2004   1.158       1.265     3,402,692
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.206       1.260            --
                                                                   2005   1.235       1.206     1,093,138
                                                                   2004   1.130       1.235       702,747
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.519       1.447            --
                                                                   2007   1.584       1.519     5,027,960
                                                                   2006   1.366       1.584     5,167,979
                                                                   2005   1.296       1.366     3,949,262
                                                                   2004   1.163       1.296     2,944,614
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.130       1.354            --
                                                                   2005   1.053       1.130       233,518
                                                                   2004   1.000       1.053            --
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.836       0.837            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2008   1.302       0.836     4,429,979
                                                                      2007   1.258       1.302     4,703,657
                                                                      2006   1.139       1.258     4,910,402
                                                                      2005   1.095       1.139     4,529,817
                                                                      2004   1.016       1.095     1,527,819
 DWS High Income Subaccount (Class B) (6/03)......................... 2008   1.296       1.279            --
                                                                      2007   1.314       1.296     1,452,167
                                                                      2006   1.217       1.314     1,728,669
                                                                      2005   1.200       1.217     1,715,502
                                                                      2004   1.092       1.200     1,606,243
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03).............. 2013   2.056       2.716       484,485
                                                                      2012   1.849       2.056       706,574
                                                                      2011   2.013       1.849       825,410
                                                                      2010   1.673       2.013       976,117
                                                                      2009   1.320       1.673     1,299,617
                                                                      2008   2.029       1.320     1,327,067
                                                                      2007   2.016       2.029     1,553,769
                                                                      2006   1.650       2.016     1,727,703
                                                                      2005   1.532       1.650     1,912,056
                                                                      2004   1.245       1.532     1,653,878
 DWS Income Allocation Subaccount (Class B) (8/04)................... 2006   1.057       1.075            --
                                                                      2005   1.041       1.057       616,698
                                                                      2004   1.005       1.041       403,424
 DWS Index 500 Subaccount (Class B) (7/03)........................... 2005   1.221       1.241            --
                                                                      2004   1.132       1.221     2,195,972
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   2.184       2.104            --
                                                                      2007   1.917       2.184     1,717,858
                                                                      2006   1.563       1.917     2,030,052
                                                                      2005   1.398       1.563     2,020,976
                                                                      2004   1.210       1.398     1,931,793
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.474       1.414            --
                                                                      2007   1.415       1.474       611,394
                                                                      2006   1.336       1.415       679,397
                                                                      2005   1.220       1.336       737,651
                                                                      2004   1.120       1.220       990,342
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.283       1.266            --
                                                                      2005   1.222       1.283        92,956
                                                                      2004   1.110       1.222        32,352
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.148       1.270            --
                                                                      2005   1.036       1.148        65,272
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.553       1.529            --
                                                                      2007   1.404       1.553       912,428
                                                                      2006   1.245       1.404     1,026,737
                                                                      2005   1.250       1.245     1,170,701
                                                                      2004   1.163       1.250     1,211,453
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.259       1.294            --
                                                                      2005   1.292       1.259       732,687
                                                                      2004   1.122       1.292       826,372
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.527       1.436            --
                                                                      2007   1.443       1.527       279,456
                                                                      2006   1.331       1.443       274,945
                                                                      2005   1.183       1.331       259,942
                                                                      2004   1.165       1.183       120,411
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.849       0.851            --
                                                                      2008   1.243       0.849     4,744,890
                                                                      2007   1.206       1.243     5,694,782
                                                                      2006   1.109       1.206     5,493,860
                                                                      2005   1.076       1.109     5,500,435
                                                                      2004   1.000       1.076     1,696,423
 DWS Money Market Subaccount (Class B) (7/03)........................ 2008   1.029       1.032            --
                                                                      2007   1.002       1.029     3,363,453
                                                                      2006   0.981       1.002     1,921,703
                                                                      2005   0.976       0.981       407,293
                                                                      2004   0.990       0.976     1,690,427

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 DWS Oak Strategic Equity Subaccount (Class B) (7/03).................... 2006   1.106       1.127            --
                                                                          2005   1.181       1.106     1,166,411
                                                                          2004   1.194       1.181       863,278
 DWS Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.371       1.194            --
                                                                          2007   1.321       1.371     1,115,019
                                                                          2006   1.285       1.321     1,174,710
                                                                          2005   1.228       1.285     1,251,546
                                                                          2004   1.133       1.228     1,091,295
 DWS Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.149       1.148            --
                                                                          2007   1.115       1.149     1,684,108
                                                                          2006   1.045       1.115     1,810,175
                                                                          2005   1.046       1.045     1,782,342
                                                                          2004   0.985       1.046     1,449,640
 DWS Technology Subaccount (Class B) (7/03).............................. 2010   1.110       1.147            --
                                                                          2009   0.708       1.110       341,284
                                                                          2008   1.347       0.708       416,050
                                                                          2007   1.207       1.347       373,758
                                                                          2006   1.225       1.207       418,102
                                                                          2005   1.210       1.225       654,505
                                                                          2004   1.216       1.210       590,476
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.835       1.706            --
                                                                          2007   1.495       1.835       444,814
                                                                          2006   1.436       1.495       421,434
                                                                          2005   1.316       1.436       458,244
                                                                          2004   1.213       1.316       494,879
 DWSII Global Growth Subaccount (Class B) (8/03)......................... 2013   1.622       1.935       205,818
                                                                          2012   1.400       1.622       258,448
                                                                          2011   1.673       1.400       476,388
                                                                          2010   1.506       1.673       675,876
                                                                          2009   1.072       1.506       756,984
                                                                          2008   2.098       1.072       794,917
                                                                          2007   2.021       2.098       932,133
                                                                          2006   1.590       2.021       848,388
                                                                          2005   1.323       1.590       918,999
                                                                          2004   1.180       1.323       651,961
 DWSII Government & Agency Securities Subaccount (Class B) (6/03)........ 2013   1.269       1.204       668,834
                                                                          2012   1.263       1.269     1,003,809
                                                                          2011   1.201       1.263     1,028,108
                                                                          2010   1.153       1.201     1,192,613
                                                                          2009   1.092       1.153     1,226,957
                                                                          2008   1.065       1.092     1,883,030
                                                                          2007   1.029       1.065     1,653,043
                                                                          2006   1.012       1.029     1,834,004
                                                                          2005   1.009       1.012     1,702,600
                                                                          2004   0.995       1.009     1,617,923
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................. 2013   1.790       1.920     2,014,223
                                                                          2012   1.567       1.790     2,609,942
                                                                          2011   1.561       1.567     2,728,963
                                                                          2010   1.375       1.561     3,271,656
                                                                          2009   0.956       1.375       931,655
                                                                          2008   1.283       0.956     1,123,073
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)................ 2013   1.256       1.471     2,926,744
                                                                          2012   1.124       1.256     3,506,109
                                                                          2011   1.166       1.124     3,810,455
                                                                          2010   1.047       1.166     3,941,808
                                                                          2009   0.873       1.047     4,584,310
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................. 2013   1.284       1.585     1,694,424
                                                                          2012   1.131       1.284     2,393,988
                                                                          2011   1.200       1.131     2,868,213
                                                                          2010   1.060       1.200     3,345,619
                                                                          2009   0.863       1.060     4,206,706
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)................ 2013   1.296       1.452     2,357,403
                                                                          2012   1.176       1.296     2,637,940
                                                                          2011   1.200       1.176     2,486,193
                                                                          2010   1.089       1.200     3,571,647
                                                                          2009   0.923       1.089     3,195,710

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   2.842       2.653       327,696
                                                                                2012   2.433       2.842       391,783
                                                                                2011   3.041       2.433       428,564
                                                                                2010   2.501       3.041       580,201
                                                                                2009   1.507       2.501       607,176
                                                                                2008   3.445       1.507       711,476
                                                                                2007   2.741       3.445       691,308
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2013   1.823       2.132     1,172,017
                                                                                2012   1.593       1.823     1,453,642
                                                                                2011   1.819       1.593     1,712,926
                                                                                2010   1.665       1.819     1,992,980
                                                                                2009   1.291       1.665     2,268,150
                                                                                2008   2.219       1.291     2,530,223
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.046       1.132            --
                                                                                2012   1.013       1.046     1,510,570
                                                                                2011   1.090       1.013     1,694,566
                                                                                2010   0.905       1.090     1,901,482
                                                                                2009   0.675       0.905     1,947,311
                                                                                2008   1.071       0.675     2,449,277
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................... 2013   1.587       1.978       626,128
                                                                                2012   1.336       1.587       647,127
                                                                                2011   1.487       1.336       712,326
                                                                                2010   1.379       1.487       762,125
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 2013   1.576       1.568     3,060,570
                                                                                2012   1.442       1.576     7,802,658
                                                                                2011   1.422       1.442     8,390,112
                                                                                2010   1.294       1.422     9,699,285
                                                                                2009   0.994       1.294     6,183,121
                                                                                2008   1.151       0.994     1,616,410
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 2013   1.338       1.397            --
                                                                                2012   1.214       1.338       182,024
                                                                                2011   1.375       1.214       306,028
                                                                                2010   1.170       1.375       322,408
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 2013   0.994       1.304     5,036,160
                                                                                2012   0.859       0.994     6,185,928
                                                                                2011   0.913       0.859     6,692,749
                                                                                2010   0.795       0.913     7,589,083
                                                                                2009   0.685       0.795     8,557,665
                                                                                2008   1.034       0.685     9,498,604
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 2013   1.707       2.287       156,655
                                                                                2012   1.532       1.707       163,930
                                                                                2011   1.588       1.532       177,601
                                                                                2010   1.268       1.588       226,351
                                                                                2009   0.889       1.268       253,345
                                                                                2008   1.439       0.889       290,895
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 2013   1.572       1.693            --
                                                                                2012   1.512       1.572       238,153
                                                                                2011   1.666       1.512       236,494
                                                                                2010   1.336       1.666       264,514
                                                                                2009   0.926       1.336       374,727
                                                                                2008   1.700       0.926       358,510
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)......................... 2013   1.186       1.152     2,469,386
                                                                                2012   1.128       1.186     2,719,293
                                                                                2011   1.082       1.128     2,474,912
                                                                                2010   1.021       1.082     2,640,347
                                                                                2009   0.953       1.021     2,976,550
                                                                                2008   1.009       0.953     3,941,577
 MSF BlackRock Diversified Subaccount (Class B) (4/08)......................... 2013   1.299       1.532       548,305
                                                                                2012   1.182       1.299       637,743
                                                                                2011   1.163       1.182       714,384
                                                                                2010   1.085       1.163       983,870
                                                                                2009   0.946       1.085     1,202,296
                                                                                2008   1.209       0.946     1,283,925
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)..................... 2013   1.275       1.648     1,710,679

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   1.141       1.275      2,263,535
                                                                        2011   1.140       1.141      2,785,749
                                                                        2010   1.067       1.140      3,397,159
                                                                        2009   0.980       1.067      4,308,456
                                                                        2008   1.442       0.980      4,594,964
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................ 2013   1.714       1.681      1,355,829
                                                                        2012   1.748       1.714      2,850,525
                                                                        2011   1.782       1.748      3,405,267
                                                                        2010   1.817       1.782      1,929,519
                                                                        2009   1.848       1.817      2,142,897
                                                                        2008   1.846       1.848      2,177,030
 MSF Davis Venture Value Subaccount (Class B) (4/08)................... 2013   1.349       1.764        904,930
                                                                        2012   1.222       1.349      1,265,634
                                                                        2011   1.301       1.222      1,484,661
                                                                        2010   1.188       1.301      1,688,013
                                                                        2009   0.920       1.188      2,030,441
                                                                        2008   1.496       0.920      2,820,514
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2013   1.353       1.487             --
                                                                        2012   1.195       1.353        762,519
                                                                        2011   1.302       1.195        842,425
                                                                        2010   1.162       1.302      1,080,384
                                                                        2009   0.975       1.162      1,152,333
                                                                        2008   1.505       0.975      1,385,415
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2013   1.704       2.024        198,864
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2013   1.124       1.452      5,548,268
                                                                        2012   0.993       1.124      7,590,499
                                                                        2011   0.997       0.993      8,811,419
                                                                        2010   0.888       0.997     11,368,994
                                                                        2009   0.719       0.888     11,081,194
                                                                        2008   1.109       0.719      3,495,408
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2013   1.135       1.321        733,193
                                                                        2012   1.040       1.135        873,486
                                                                        2011   1.038       1.040        924,971
                                                                        2010   0.964       1.038      1,546,348
                                                                        2009   0.831       0.964      1,644,787
                                                                        2008   1.091       0.831      1,612,912
                                                                        2007   1.069       1.091      1,570,181
                                                                        2006   1.003       1.069      1,653,919
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2013   1.548       2.059        832,088
                                                                        2012   1.356       1.548        438,224
                                                                        2011   1.372       1.356        486,415
                                                                        2010   1.257       1.372        507,445
                                                                        2009   1.062       1.257        579,841
                                                                        2008   1.527       1.062        724,967
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2013   1.140       1.418      1,172,123
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.174       1.597      1,267,749
                                                                        2012   1.009       1.174      1,506,919
                                                                        2011   1.042       1.009      1,607,728
                                                                        2010   0.911       1.042      1,774,209
                                                                        2009   0.649       0.911      1,949,472
                                                                        2008   1.067       0.649      2,452,097
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.404       1.768        510,637
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.593       2.253      1,907,478
                                                                        2012   1.402       1.593      2,549,722
                                                                        2011   1.409       1.402      3,177,786
                                                                        2010   1.067       1.409      3,709,066
                                                                        2009   0.785       1.067      3,628,350
                                                                        2008   1.197       0.785      3,817,198

                                 SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03).............................. 2013   1.940       2.106           --
                                                                                   2012   1.910       1.940           --
                                                                                   2011   1.674       1.910           --
                                                                                   2010   1.606       1.674           --
                                                                                   2009   1.426       1.606           --
                                                                                   2008   2.150       1.426           --
                                                                                   2007   1.819       2.150           --
                                                                                   2006   1.479       1.819           --
                                                                                   2005   1.291       1.479           --
                                                                                   2004   1.066       1.291           --
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03).............................. 2006   1.151       1.156           --
                                                                                   2005   1.086       1.151           --
                                                                                   2004   1.062       1.086           --
 Alger Capital Appreciation Subaccount (Class S) (7/03)........................... 2013   2.006       2.650           --
                                                                                   2012   1.736       2.006           --
                                                                                   2011   1.782       1.736           --
                                                                                   2010   1.600       1.782           --
                                                                                   2009   1.083       1.600           --
                                                                                   2008   2.019       1.083           --
                                                                                   2007   1.547       2.019           --
                                                                                   2006   1.326       1.547           --
                                                                                   2005   1.185       1.326           --
                                                                                   2004   1.121       1.185           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)..................... 2009   0.888       1.137           --
                                                                                   2008   1.702       0.888           --
                                                                                   2007   1.808       1.702           --
                                                                                   2006   1.630       1.808           --
                                                                                   2005   1.431       1.630           --
                                                                                   2004   1.238       1.431        3,652
 Credit Suisse International Equity Flex III Subaccount (12/09)................... 2012   1.049       1.049           --
                                                                                   2011   1.263       1.049           --
                                                                                   2010   1.148       1.263           --
                                                                                   2009   1.145       1.148           --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)........................... 2007   2.631       2.753           --
                                                                                   2006   2.025       2.631           --
                                                                                   2005   1.615       2.025           --
                                                                                   2004   1.319       1.615           --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.469       1.440           --
                                                                                   2007   1.478       1.469           --
                                                                                   2006   1.401       1.478           --
                                                                                   2005   1.312       1.401           --
                                                                                   2004   1.171       1.312        3,916
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2013   1.355       1.779           --
                                                                                   2012   1.237       1.355           --
                                                                                   2011   1.254       1.237           --
                                                                                   2010   1.117       1.254           --
                                                                                   2009   0.854       1.117           --
                                                                                   2008   1.332       0.854           --
                                                                                   2007   1.264       1.332           --
                                                                                   2006   1.184       1.264           --
                                                                                   2005   1.168       1.184           --
                                                                                   2004   1.125       1.168           --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.167       1.109           --
                                                                                   2007   1.136       1.167           --
                                                                                   2006   1.006       1.136           --
                                                                                   2005   1.000       1.006           --
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   2.187       1.793        9,292
                                                                                   2006   1.627       2.187        9,302
                                                                                   2005   1.491       1.627        9,312
                                                                                   2004   1.164       1.491        5,292
DWS Variable Series I

                  SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                            UNIT      UNIT     NUMBER OF
                                                                           VALUE      VALUE      UNITS
                                                                             AT        AT     OUTSTANDING
                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                    YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------- ------ ----------- -------- ------------
 DWS Bond Subaccount (Class B) (6/05)........................... 2008   1.035       1.005           --
                                                                 2007   1.017       1.035           --
                                                                 2006   0.995       1.017           --
                                                                 2005   1.000       0.995           --
 DWS Global Opportunities Subaccount (Class B) (7/03)........... 2010   1.578       1.690           --
                                                                 2009   1.090       1.578           --
                                                                 2008   2.232       1.090           --
                                                                 2007   2.091       2.232           --
                                                                 2006   1.750       2.091           --
                                                                 2005   1.512       1.750           --
                                                                 2004   1.253       1.512        3,462
 DWS Growth & Income Subaccount (Class B) (6/03)................ 2008   1.382       0.836           --
                                                                 2007   1.396       1.382           --
                                                                 2006   1.257       1.396           --
                                                                 2005   1.213       1.257           --
                                                                 2004   1.127       1.213        4,220
 DWS Health Care VIP Subaccount (Class B) (6/03)................ 2011   1.379       1.549           --
                                                                 2010   1.307       1.379        4,845
                                                                 2009   1.094       1.307        4,848
                                                                 2008   1.460       1.094        4,851
                                                                 2007   1.319       1.460        4,854
                                                                 2006   1.272       1.319        4,857
                                                                 2005   1.201       1.272        4,860
                                                                 2004   1.123       1.201           --
 DWS I Capital Growth Subaccount (Class B) (7/03)............... 2013   1.427       1.877        5,214
                                                                 2012   1.259       1.427        5,217
                                                                 2011   1.349       1.259        5,220
                                                                 2010   1.183       1.349           --
                                                                 2009   0.954       1.183           --
                                                                 2008   1.457       0.954           --
                                                                 2007   1.326       1.457           --
                                                                 2006   1.250       1.326           --
                                                                 2005   1.175       1.250           --
                                                                 2004   1.115       1.175           --
 DWS International Subaccount (Class B) (7/03).................. 2008   2.108       2.015           --
                                                                 2007   1.882       2.108           --
                                                                 2006   1.531       1.882           --
                                                                 2005   1.349       1.531           --
                                                                 2004   1.184       1.349           --
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................. 2006   1.425       1.567           --
                                                                 2005   1.283       1.425           --
                                                                 2004   1.175       1.283           --
 DWS Balanced Subaccount (Class B) (7/03)....................... 2008   1.244       1.208           --
                                                                 2007   1.215       1.244           --
                                                                 2006   1.129       1.215           --
                                                                 2005   1.108       1.129           --
                                                                 2004   1.063       1.108           --
 DWS Blue Chip Subaccount (Class B) (6/03)...................... 2008   1.606       1.502           --
                                                                 2007   1.589       1.606           --
                                                                 2006   1.407       1.589           --
                                                                 2005   1.309       1.407           --
                                                                 2004   1.155       1.309           --
 DWS Conservative Allocation Subaccount (Class B) (8/04)........ 2009   0.895       0.902           --
                                                                 2008   1.185       0.895           --
                                                                 2007   1.155       1.185           --
                                                                 2006   1.083       1.155           --
                                                                 2005   1.058       1.083           --
                                                                 2004   1.003       1.058           --
 DWS Core Fixed Income Subaccount (Class B) (6/03).............. 2008   1.042       1.004           --
                                                                 2007   1.025       1.042           --
                                                                 2006   1.007       1.025           --
                                                                 2005   1.008       1.007           --
                                                                 2004   0.988       1.008           --
 DWS Davis Venture Value Subaccount (Class B) (7/03)............ 2008   1.549       1.499           --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2007   1.517       1.549           --
                                                                      2006   1.354       1.517           --
                                                                      2005   1.264       1.354           --
                                                                      2004   1.158       1.264           --
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........... 2006   1.204       1.258           --
                                                                      2005   1.234       1.204           --
                                                                      2004   1.129       1.234           --
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........... 2008   1.516       1.443           --
                                                                      2007   1.581       1.516       10,489
                                                                      2006   1.364       1.581       10,500
                                                                      2005   1.295       1.364        6,511
                                                                      2004   1.162       1.295        6,124
 DWS Foreign Value Subaccount (Class B) (11/04)...................... 2006   1.130       1.352           --
                                                                      2005   1.053       1.130           --
                                                                      2004   1.000       1.053           --
 DWS Growth Allocation Subaccount (Class B) (9/04)................... 2009   0.834       0.835           --
                                                                      2008   1.300       0.834           --
                                                                      2007   1.256       1.300           --
                                                                      2006   1.138       1.256           --
                                                                      2005   1.095       1.138           --
                                                                      2004   1.016       1.095           --
 DWS High Income Subaccount (Class B) (6/03)......................... 2008   1.293       1.276           --
                                                                      2007   1.312       1.293           --
                                                                      2006   1.215       1.312           --
                                                                      2005   1.199       1.215           --
                                                                      2004   1.091       1.199        4,259
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03).............. 2013   2.046       2.701           --
                                                                      2012   1.841       2.046           --
                                                                      2011   2.005       1.841           --
                                                                      2010   1.668       2.005           --
                                                                      2009   1.316       1.668           --
                                                                      2008   2.025       1.316           --
                                                                      2007   2.012       2.025        1,776
                                                                      2006   1.647       2.012        1,781
                                                                      2005   1.531       1.647        1,787
                                                                      2004   1.244       1.531        5,165
 DWS Income Allocation Subaccount (Class B) (8/04)................... 2006   1.057       1.074           --
                                                                      2005   1.041       1.057           --
                                                                      2004   1.005       1.041           --
 DWS Index 500 Subaccount (Class B) (7/03)........................... 2005   1.220       1.239           --
                                                                      2004   1.132       1.220           --
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   2.179       2.099           --
                                                                      2007   1.913       2.179           --
                                                                      2006   1.561       1.913           --
                                                                      2005   1.397       1.561           --
                                                                      2004   1.209       1.397           --
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.471       1.410           --
                                                                      2007   1.413       1.471           --
                                                                      2006   1.335       1.413           --
                                                                      2005   1.219       1.335           --
                                                                      2004   1.119       1.219           --
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.282       1.264           --
                                                                      2005   1.221       1.282           --
                                                                      2004   1.110       1.221           --
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.147       1.268           --
                                                                      2005   1.036       1.147           --
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.549       1.525           --
                                                                      2007   1.402       1.549        6,891
                                                                      2006   1.244       1.402        6,900
                                                                      2005   1.249       1.244        6,910
                                                                      2004   1.162       1.249        2,170
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.258       1.292           --
                                                                      2005   1.291       1.258        4,575
                                                                      2004   1.122       1.291           --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 DWS Mid Cap Growth Subaccount (Class B) (8/03).......................... 2008   1.523       1.432           --
                                                                          2007   1.440       1.523           --
                                                                          2006   1.329       1.440           --
                                                                          2005   1.183       1.329           --
                                                                          2004   1.164       1.183           --
 DWS Moderate Allocation Subaccount (Class B) (8/04)..................... 2009   0.847       0.849           --
                                                                          2008   1.241       0.847           --
                                                                          2007   1.205       1.241           --
                                                                          2006   1.108       1.205           --
                                                                          2005   1.076       1.108           --
                                                                          2004   1.000       1.076           --
 DWS Money Market Subaccount (Class B) (7/03)............................ 2008   1.026       1.029           --
                                                                          2007   1.001       1.026           --
                                                                          2006   0.979       1.001           --
                                                                          2005   0.975       0.979           --
                                                                          2004   0.990       0.975           --
 DWS Oak Strategic Equity Subaccount (Class B) (7/03).................... 2006   1.105       1.125           --
                                                                          2005   1.180       1.105           --
                                                                          2004   1.193       1.180           --
 DWS Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.367       1.191           --
                                                                          2007   1.319       1.367           --
                                                                          2006   1.284       1.319           --
                                                                          2005   1.227       1.284           --
                                                                          2004   1.132       1.227           --
 DWS Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.146       1.145           --
                                                                          2007   1.113       1.146       11,194
                                                                          2006   1.044       1.113       11,201
                                                                          2005   1.045       1.044       11,208
                                                                          2004   0.985       1.045           --
 DWS Technology Subaccount (Class B) (7/03).............................. 2010   1.106       1.143           --
                                                                          2009   0.706       1.106           --
                                                                          2008   1.344       0.706           --
                                                                          2007   1.205       1.344           --
                                                                          2006   1.224       1.205           --
                                                                          2005   1.209       1.224           --
                                                                          2004   1.215       1.209           --
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.831       1.702           --
                                                                          2007   1.493       1.831        8,879
                                                                          2006   1.434       1.493        8,884
                                                                          2005   1.315       1.434        8,890
                                                                          2004   1.212       1.315           --
 DWSII Global Growth Subaccount (Class B) (8/03)......................... 2013   1.614       1.925           --
                                                                          2012   1.394       1.614           --
                                                                          2011   1.667       1.394           --
                                                                          2010   1.501       1.667           --
                                                                          2009   1.069       1.501           --
                                                                          2008   2.093       1.069           --
                                                                          2007   2.018       2.093           --
                                                                          2006   1.588       2.018           --
                                                                          2005   1.322       1.588           --
                                                                          2004   1.180       1.322           --
 DWSII Government & Agency Securities Subaccount (Class B) (6/03)........ 2013   1.263       1.197           --
                                                                          2012   1.257       1.263           --
                                                                          2011   1.197       1.257           --
                                                                          2010   1.149       1.197           --
                                                                          2009   1.089       1.149           --
                                                                          2008   1.063       1.089           --
                                                                          2007   1.028       1.063           --
                                                                          2006   1.010       1.028           --
                                                                          2005   1.008       1.010           --
                                                                          2004   0.995       1.008        5,032
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................. 2013   1.782       1.910           --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.560       1.782           --
                                                                                2011   1.555       1.560           --
                                                                                2010   1.370       1.555        1,970
                                                                                2009   0.953       1.370           --
                                                                                2008   1.279       0.953           --
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)...................... 2013   1.251       1.464           --
                                                                                2012   1.120       1.251           --
                                                                                2011   1.162       1.120           --
                                                                                2010   1.044       1.162           --
                                                                                2009   0.871       1.044           --
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................ 2013   1.278       1.578           --
                                                                                2012   1.127       1.278           --
                                                                                2011   1.196       1.127           --
                                                                                2010   1.057       1.196        8,804
                                                                                2009   0.861       1.057        8,843
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)...................... 2013   1.291       1.445           --
                                                                                2012   1.172       1.291           --
                                                                                2011   1.197       1.172           --
                                                                                2010   1.086       1.197           --
                                                                                2009   0.921       1.086           --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   2.828       2.639           --
                                                                                2012   2.423       2.828           --
                                                                                2011   3.030       2.423           --
                                                                                2010   2.493       3.030           --
                                                                                2009   1.503       2.493           --
                                                                                2008   3.438       1.503           --
                                                                                2007   2.735       3.438           --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2013   1.663       1.944           --
                                                                                2012   1.454       1.663           --
                                                                                2011   1.661       1.454           --
                                                                                2010   1.521       1.661           --
                                                                                2009   1.179       1.521           --
                                                                                2008   2.028       1.179           --
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.042       1.127           --
                                                                                2012   1.010       1.042           --
                                                                                2011   1.087       1.010           --
                                                                                2010   0.903       1.087           --
                                                                                2009   0.674       0.903           --
                                                                                2008   1.069       0.674           --
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................... 2013   1.448       1.805           --
                                                                                2012   1.219       1.448           --
                                                                                2011   1.358       1.219           --
                                                                                2010   1.260       1.358           --
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 2013   1.569       1.559       11,153
                                                                                2012   1.436       1.569       11,158
                                                                                2011   1.416       1.436       11,165
                                                                                2010   1.289       1.416       11,172
                                                                                2009   0.991       1.289       11,179
                                                                                2008   1.148       0.991       11,187
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 2013   1.332       1.390           --
                                                                                2012   1.209       1.332           --
                                                                                2011   1.370       1.209           --
                                                                                2010   1.166       1.370           --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 2013   0.991       1.299           --
                                                                                2012   0.857       0.991           --
                                                                                2011   0.911       0.857           --
                                                                                2010   0.794       0.911           --
                                                                                2009   0.684       0.794           --
                                                                                2008   1.033       0.684           --
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 2013   1.699       2.275           --
                                                                                2012   1.525       1.699           --
                                                                                2011   1.582       1.525           --
                                                                                2010   1.264       1.582           --
                                                                                2009   0.886       1.264           --
                                                                                2008   1.435       0.886           --

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........... 2013   1.564       1.685           --
                                                                   2012   1.505       1.564        8,850
                                                                   2011   1.660       1.505        8,855
                                                                   2010   1.332       1.660        8,861
                                                                   2009   0.923       1.332        8,867
                                                                   2008   1.695       0.923        8,873
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)............ 2013   1.181       1.146           --
                                                                   2012   1.123       1.181           --
                                                                   2011   1.078       1.123           --
                                                                   2010   1.017       1.078           --
                                                                   2009   0.951       1.017           --
                                                                   2008   1.007       0.951           --
 MSF BlackRock Diversified Subaccount (Class B) (4/08)............ 2013   1.293       1.524           --
                                                                   2012   1.177       1.293           --
                                                                   2011   1.159       1.177           --
                                                                   2010   1.082       1.159           --
                                                                   2009   0.943       1.082           --
                                                                   2008   1.206       0.943           --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)........ 2013   1.269       1.639        8,352
                                                                   2012   1.136       1.269        8,356
                                                                   2011   1.136       1.136        8,361
                                                                   2010   1.064       1.136        8,366
                                                                   2009   0.977       1.064        8,372
                                                                   2008   1.438       0.977        8,378
 MSF BlackRock Money Market Subaccount (Class B) (4/08)........... 2013   1.706       1.672           --
                                                                   2012   1.740       1.706           --
                                                                   2011   1.775       1.740           --
                                                                   2010   1.811       1.775           --
                                                                   2009   1.843       1.811           --
                                                                   2008   1.841       1.843        4,041
 MSF Davis Venture Value Subaccount (Class B) (4/08).............. 2013   1.342       1.755           --
                                                                   2012   1.216       1.342           --
                                                                   2011   1.296       1.216           --
                                                                   2010   1.184       1.296           --
                                                                   2009   0.917       1.184           --
                                                                   2008   1.493       0.917           --
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............... 2013   1.347       1.480           --
                                                                   2012   1.190       1.347           --
                                                                   2011   1.297       1.190           --
                                                                   2010   1.158       1.297           --
                                                                   2009   0.972       1.158           --
                                                                   2008   1.502       0.972           --
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13).......... 2013   1.696       2.013        8,846
 MSF MetLife Stock Index Subaccount (Class B) (4/08).............. 2013   1.120       1.446           --
                                                                   2012   0.990       1.120           --
                                                                   2011   0.994       0.990           --
                                                                   2010   0.886       0.994           --
                                                                   2009   0.718       0.886           --
                                                                   2008   1.108       0.718           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)........ 2013   1.131       1.316       13,083
                                                                   2012   1.037       1.131       13,090
                                                                   2011   1.036       1.037       13,097
                                                                   2010   0.962       1.036       13,105
                                                                   2009   0.830       0.962       13,114
                                                                   2008   1.090       0.830       13,124
                                                                   2007   1.068       1.090           --
                                                                   2006   1.003       1.068           --
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08)............... 2013   1.540       2.048        4,722
                                                                   2012   1.350       1.540        4,724
                                                                   2011   1.367       1.350        4,727
                                                                   2010   1.253       1.367        4,730
                                                                   2009   1.059       1.253        4,733
                                                                   2008   1.524       1.059        4,737
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......... 2013   1.135       1.412           --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.170       1.591    --
                                                                        2012   1.006       1.170    --
                                                                        2011   1.040       1.006    --
                                                                        2010   0.909       1.040    --
                                                                        2009   0.648       0.909    --
                                                                        2008   1.066       0.648    --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.397       1.759    --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.586       2.241    --
                                                                        2012   1.396       1.586    --
                                                                        2011   1.404       1.396    --
                                                                        2010   1.063       1.404    --
                                                                        2009   0.783       1.063    --
                                                                        2008   1.194       0.783    --





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)................... 2013   1.823       1.978        57,017
                                                                        2012   1.796       1.823        62,122
                                                                        2011   1.574       1.796        68,342
                                                                        2010   1.512       1.574        73,081
                                                                        2009   1.343       1.512        69,180
                                                                        2008   2.026       1.343        71,036
                                                                        2007   1.714       2.026        51,616
                                                                        2006   1.395       1.714        53,436
                                                                        2005   1.218       1.395        48,071
                                                                        2004   1.000       1.218            --
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.104       1.109            --
                                                                        2005   1.042       1.104        40,866
                                                                        2004   1.000       1.042            --
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2013   1.775       2.345        19,863
                                                                        2012   1.537       1.775        22,232
                                                                        2011   1.579       1.537        34,778
                                                                        2010   1.418       1.579        38,538
                                                                        2009   0.961       1.418        51,638
                                                                        2008   1.792       0.961        39,800
                                                                        2007   1.373       1.792        68,707
                                                                        2006   1.178       1.373        38,551
                                                                        2005   1.053       1.178        32,093
                                                                        2004   1.000       1.053            --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.696       0.891            --
                                                                        2008   1.335       0.696        68,546
                                                                        2007   1.419       1.335        58,050
                                                                        2006   1.279       1.419        40,171
                                                                        2005   1.124       1.279        16,299
                                                                        2004   1.000       1.124            --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.821       0.821            --
                                                                        2011   0.989       0.821            --
                                                                        2010   0.899       0.989       122,182
                                                                        2009   0.897       0.899       118,832
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.097       2.194            --
                                                                        2006   1.615       2.097       548,445
                                                                        2005   1.289       1.615       296,934
                                                                        2004   1.000       1.289            --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)............... 2008   1.263       1.238            --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   1.272       1.263        84,715
                                                                                   2006   1.206       1.272        85,324
                                                                                   2005   1.130       1.206        55,984
                                                                                   2004   1.000       1.130            --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2013   1.189       1.561            --
                                                                                   2012   1.087       1.189            --
                                                                                   2011   1.102       1.087            --
                                                                                   2010   0.982       1.102            --
                                                                                   2009   0.751       0.982            --
                                                                                   2008   1.172       0.751            --
                                                                                   2007   1.113       1.172            --
                                                                                   2006   1.043       1.113            --
                                                                                   2005   1.030       1.043            --
                                                                                   2004   1.000       1.030            --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.166       1.107            --
                                                                                   2007   1.135       1.166       195,645
                                                                                   2006   1.006       1.135       194,699
                                                                                   2005   1.000       1.006       194,098
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   1.880       1.541       266,013
                                                                                   2006   1.399       1.880       232,788
                                                                                   2005   1.283       1.399       194,118
                                                                                   2004   1.000       1.283            --
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)............................................. 2008   1.033       1.004            --
                                                                                   2007   1.017       1.033        21,164
                                                                                   2006   0.995       1.017        20,150
                                                                                   2005   1.000       0.995        19,219
 DWS Global Opportunities Subaccount (Class B) (7/03)............................. 2010   1.231       1.319            --
                                                                                   2009   0.851       1.231       183,070
                                                                                   2008   1.743       0.851       166,474
                                                                                   2007   1.634       1.743       190,160
                                                                                   2006   1.368       1.634       195,277
                                                                                   2005   1.183       1.368       148,657
                                                                                   2004   1.000       1.183            --
 DWS Growth & Income Subaccount (Class B) (6/03).................................. 2008   1.214       1.138            --
                                                                                   2007   1.227       1.214       490,349
                                                                                   2006   1.106       1.227       487,432
                                                                                   2005   1.067       1.106       366,062
                                                                                   2004   1.000       1.067            --
 DWS Health Care VIP Subaccount (Class B) (6/03).................................. 2011   1.198       1.345            --
                                                                                   2010   1.136       1.198       110,921
                                                                                   2009   0.952       1.136       109,019
                                                                                   2008   1.270       0.952       106,480
                                                                                   2007   1.149       1.270       154,541
                                                                                   2006   1.108       1.149       145,978
                                                                                   2005   1.047       1.108       116,009
                                                                                   2004   1.000       1.047            --
 DWS I Capital Growth Subaccount (Class B) (7/03)................................. 2013   1.258       1.654       222,672
                                                                                   2012   1.111       1.258       230,742
                                                                                   2011   1.190       1.111       237,005
                                                                                   2010   1.044       1.190       152,073
                                                                                   2009   0.843       1.044       176,467
                                                                                   2008   1.288       0.843       268,155
                                                                                   2007   1.172       1.288       344,486
                                                                                   2006   1.106       1.172       362,162
                                                                                   2005   1.040       1.106       186,159
                                                                                   2004   1.000       1.040            --
 DWS International Subaccount (Class B) (7/03).................................... 2008   1.803       1.723            --
                                                                                   2007   1.611       1.803       127,733
                                                                                   2006   1.311       1.611       133,712
                                                                                   2005   1.156       1.311        68,613
                                                                                   2004   1.000       1.156            --
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................................... 2006   1.211       1.331            --

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                   2005   1.091       1.211        46,232
                                                                   2004   1.000       1.091            --
 DWS Balanced Subaccount (Class B) (7/03)......................... 2008   1.168       1.134            --
                                                                   2007   1.142       1.168       190,198
                                                                   2006   1.061       1.142       195,954
                                                                   2005   1.043       1.061       196,685
                                                                   2004   1.000       1.043            --
 DWS Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.342       1.255            --
                                                                   2007   1.328       1.342       203,239
                                                                   2006   1.177       1.328       126,198
                                                                   2005   1.095       1.177       114,247
                                                                   2004   1.000       1.095            --
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.894       0.900            --
                                                                   2008   1.183       0.894     1,147,898
                                                                   2007   1.153       1.183       847,834
                                                                   2006   1.082       1.153     1,015,564
                                                                   2005   1.058       1.082       591,964
                                                                   2004   1.002       1.058            --
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.077       1.037            --
                                                                   2007   1.060       1.077       373,016
                                                                   2006   1.041       1.060       373,118
                                                                   2005   1.043       1.041       283,402
                                                                   2004   1.000       1.043            --
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.311       1.269            --
                                                                   2007   1.285       1.311       256,839
                                                                   2006   1.147       1.285       250,962
                                                                   2005   1.072       1.147       214,562
                                                                   2004   1.000       1.072            --
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.066       1.113            --
                                                                   2005   1.093       1.066        71,221
                                                                   2004   1.000       1.093            --
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.314       1.251            --
                                                                   2007   1.372       1.314     1,250,438
                                                                   2006   1.184       1.372     1,231,102
                                                                   2005   1.124       1.184     1,046,070
                                                                   2004   1.000       1.124            --
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.129       1.351            --
                                                                   2005   1.053       1.129        56,182
                                                                   2004   1.000       1.053            --
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.832       0.833            --
                                                                   2008   1.298       0.832     2,321,357
                                                                   2007   1.255       1.298     2,818,319
                                                                   2006   1.137       1.255     2,514,600
                                                                   2005   1.095       1.137     2,409,174
                                                                   2004   1.016       1.095            --
 DWS High Income Subaccount (Class B) (6/03)...................... 2008   1.188       1.173            --
                                                                   2007   1.206       1.188       337,303
                                                                   2006   1.118       1.206       333,001
                                                                   2005   1.103       1.118       328,946
                                                                   2004   1.000       1.103            --
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03)........... 2013   1.583       2.089       210,884
                                                                   2012   1.425       1.583       229,907
                                                                   2011   1.553       1.425       260,337
                                                                   2010   1.292       1.553       273,900
                                                                   2009   1.020       1.292       263,021
                                                                   2008   1.570       1.020       309,661
                                                                   2007   1.561       1.570       318,797
                                                                   2006   1.279       1.561       295,734
                                                                   2005   1.189       1.279       308,550
                                                                   2004   1.000       1.189            --
 DWS Income Allocation Subaccount (Class B) (8/04)................ 2006   1.056       1.073            --
                                                                   2005   1.041       1.056       245,486
                                                                   2004   1.005       1.041            --
 DWS Index 500 Subaccount (Class B) (7/03)........................ 2005   1.071       1.088            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2004   1.000       1.071            --
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   1.819       1.752            --
                                                                      2007   1.598       1.819       434,395
                                                                      2006   1.304       1.598       375,875
                                                                      2005   1.168       1.304       214,538
                                                                      2004   1.000       1.168            --
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.324       1.269            --
                                                                      2007   1.272       1.324        11,017
                                                                      2006   1.202       1.272        10,961
                                                                      2005   1.098       1.202         8,950
                                                                      2004   1.000       1.098            --
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.143       1.127            --
                                                                      2005   1.089       1.143        44,116
                                                                      2004   1.000       1.089            --
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.147       1.267            --
                                                                      2005   1.036       1.147        99,873
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.327       1.306            --
                                                                      2007   1.201       1.327        99,001
                                                                      2006   1.067       1.201        98,033
                                                                      2005   1.072       1.067        62,040
                                                                      2004   1.000       1.072            --
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.105       1.135            --
                                                                      2005   1.135       1.105        17,403
                                                                      2004   1.000       1.135            --
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.372       1.289            --
                                                                      2007   1.297       1.372        25,712
                                                                      2006   1.198       1.297         6,636
                                                                      2005   1.066       1.198        11,923
                                                                      2004   1.000       1.066            --
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.845       0.847            --
                                                                      2008   1.239       0.845     1,314,207
                                                                      2007   1.203       1.239     1,664,296
                                                                      2006   1.107       1.203     1,632,161
                                                                      2005   1.076       1.107     1,428,113
                                                                      2004   1.000       1.076            --
 DWS Money Market Subaccount (Class B) (7/03)........................ 2008   1.043       1.046            --
                                                                      2007   1.017       1.043       196,222
                                                                      2006   0.996       1.017            --
                                                                      2005   0.993       0.996         9,985
                                                                      2004   1.000       0.993            --
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)................ 2006   0.970       0.988            --
                                                                      2005   1.037       0.970        53,574
                                                                      2004   1.000       1.037            --
 DWS Small Cap Growth Subaccount (Class B) (7/03).................... 2008   1.203       1.048            --
                                                                      2007   1.160       1.203       158,883
                                                                      2006   1.130       1.160       157,323
                                                                      2005   1.081       1.130        68,782
                                                                      2004   1.000       1.081            --
 DWS Strategic Income Subaccount (Class B) (6/03).................... 2008   1.207       1.206            --
                                                                      2007   1.173       1.207       114,490
                                                                      2006   1.100       1.173       110,442
                                                                      2005   1.102       1.100       105,435
                                                                      2004   1.000       1.102            --
 DWS Technology Subaccount (Class B) (7/03).......................... 2010   0.948       0.979            --
                                                                      2009   0.605       0.948        36,606
                                                                      2008   1.153       0.605        23,992
                                                                      2007   1.034       1.153        25,642
                                                                      2006   1.051       1.034        23,793
                                                                      2005   1.039       1.051        13,373
                                                                      2004   1.000       1.039            --
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)............... 2008   1.540       1.432            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2007   1.257       1.540        80,569
                                                                                2006   1.207       1.257        84,704
                                                                                2005   1.108       1.207        68,246
                                                                                2004   1.000       1.108            --
 DWSII Global Growth Subaccount (Class B) (8/03)............................... 2013   1.411       1.681       207,194
                                                                                2012   1.219       1.411       225,603
                                                                                2011   1.458       1.219       220,265
                                                                                2010   1.314       1.458       209,525
                                                                                2009   0.937       1.314       244,805
                                                                                2008   1.834       0.937       255,122
                                                                                2007   1.769       1.834       285,776
                                                                                2006   1.393       1.769       251,382
                                                                                2005   1.160       1.393       230,741
                                                                                2004   1.000       1.160            --
 DWSII Government & Agency Securities Subaccount (Class B) (6/03).............. 2013   1.291       1.224       310,238
                                                                                2012   1.286       1.291       313,570
                                                                                2011   1.225       1.286       202,211
                                                                                2010   1.177       1.225       222,238
                                                                                2009   1.116       1.177       179,766
                                                                                2008   1.089       1.116        51,944
                                                                                2007   1.054       1.089        32,550
                                                                                2006   1.037       1.054        30,840
                                                                                2005   1.035       1.037        25,923
                                                                                2004   1.000       1.035            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *....................... 2013   1.633       1.749       769,842
                                                                                2012   1.431       1.633       882,635
                                                                                2011   1.427       1.431     1,073,684
                                                                                2010   1.258       1.427     1,214,565
                                                                                2009   0.876       1.258       361,978
                                                                                2008   1.176       0.876       385,139
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)...................... 2013   1.245       1.457     1,127,521
                                                                                2012   1.116       1.245       738,328
                                                                                2011   1.159       1.116       825,671
                                                                                2010   1.041       1.159     1,158,647
                                                                                2009   0.869       1.041     1,301,757
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................ 2013   1.273       1.571     1,266,174
                                                                                2012   1.123       1.273     1,637,125
                                                                                2011   1.193       1.123     1,742,645
                                                                                2010   1.054       1.193     1,927,428
                                                                                2009   0.859       1.054     2,373,357
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)...................... 2013   1.285       1.438       378,341
                                                                                2012   1.167       1.285       347,287
                                                                                2011   1.193       1.167       360,312
                                                                                2010   1.083       1.193       629,188
                                                                                2009   0.919       1.083       840,281
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   2.248       2.096       814,761
                                                                                2012   1.927       2.248       894,572
                                                                                2011   2.410       1.927       964,999
                                                                                2010   1.984       2.410       943,029
                                                                                2009   1.197       1.984       892,303
                                                                                2008   2.739       1.197       905,065
                                                                                2007   2.180       2.739       676,155
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2013   1.428       1.669       577,341
                                                                                2012   1.249       1.428       644,823
                                                                                2011   1.428       1.249       742,717
                                                                                2010   1.308       1.428       806,057
                                                                                2009   1.015       1.308       899,599
                                                                                2008   1.746       1.015       818,702
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.038       1.123            --
                                                                                2012   1.006       1.038       305,079
                                                                                2011   1.084       1.006       411,374
                                                                                2010   0.901       1.084       344,056
                                                                                2009   0.672       0.901       471,353
                                                                                2008   1.068       0.672       476,038
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................... 2013   1.337       1.665       175,183

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.126       1.337       178,449
                                                                          2011   1.255       1.126       191,957
                                                                          2010   1.165       1.255       203,304
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2013   1.648       1.637     1,805,319
                                                                          2012   1.509       1.648     2,036,889
                                                                          2011   1.489       1.509     2,093,865
                                                                          2010   1.356       1.489     2,287,368
                                                                          2009   1.043       1.356     2,366,429
                                                                          2008   1.208       1.043       145,218
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.140       1.190            --
                                                                          2012   1.035       1.140        26,199
                                                                          2011   1.173       1.035        37,038
                                                                          2010   0.999       1.173        35,956
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2013   0.988       1.294     3,673,400
                                                                          2012   0.855       0.988     3,990,959
                                                                          2011   0.909       0.855     4,560,706
                                                                          2010   0.793       0.909     5,475,523
                                                                          2009   0.683       0.793     5,861,192
                                                                          2008   1.032       0.683     6,465,586
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2013   1.526       2.042            --
                                                                          2012   1.371       1.526        10,335
                                                                          2011   1.422       1.371        24,967
                                                                          2010   1.137       1.422        32,540
                                                                          2009   0.798       1.137        21,254
                                                                          2008   1.292       0.798         6,630
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.313       1.414            --
                                                                          2012   1.264       1.313        75,995
                                                                          2011   1.394       1.264        74,073
                                                                          2010   1.119       1.394        78,094
                                                                          2009   0.776       1.119        78,879
                                                                          2008   1.426       0.776        72,325
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2013   1.217       1.180       225,308
                                                                          2012   1.158       1.217       832,520
                                                                          2011   1.112       1.158       835,566
                                                                          2010   1.050       1.112       373,881
                                                                          2009   0.982       1.050       378,820
                                                                          2008   1.041       0.982       617,512
 MSF BlackRock Diversified Subaccount (Class B) (4/08)................... 2013   1.212       1.428       140,302
                                                                          2012   1.103       1.212       129,820
                                                                          2011   1.087       1.103       127,680
                                                                          2010   1.015       1.087       137,410
                                                                          2009   0.886       1.015       144,770
                                                                          2008   1.133       0.886       186,012
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2013   1.098       1.417       686,834
                                                                          2012   0.983       1.098       692,250
                                                                          2011   0.983       0.983       735,373
                                                                          2010   0.922       0.983       878,941
                                                                          2009   0.847       0.922       974,718
                                                                          2008   1.247       0.847       869,587
 MSF BlackRock Money Market Subaccount (Class B) (4/08).................. 2013   1.462       1.432       173,851
                                                                          2012   1.493       1.462       221,689
                                                                          2011   1.523       1.493       214,935
                                                                          2010   1.555       1.523       199,993
                                                                          2009   1.583       1.555       200,325
                                                                          2008   1.582       1.583       346,922
 MSF Davis Venture Value Subaccount (Class B) (4/08)..................... 2013   1.134       1.482        34,909
                                                                          2012   1.028       1.134        61,460
                                                                          2011   1.096       1.028        93,254
                                                                          2010   1.001       1.096       215,517
                                                                          2009   0.776       1.001       323,111
                                                                          2008   1.264       0.776       250,003
 MSF FI Value Leaders Subaccount (Class B) (4/08) *...................... 2013   1.123       1.233            --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.05% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   0.993       1.123        72,012
                                                                        2011   1.082       0.993       104,905
                                                                        2010   0.967       1.082       112,887
                                                                        2009   0.812       0.967       169,130
                                                                        2008   1.255       0.812       196,972
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2013   1.423       1.689        72,692
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2013   1.116       1.440     1,224,084
                                                                        2012   0.987       1.116     1,415,781
                                                                        2011   0.991       0.987     1,594,495
                                                                        2010   0.884       0.991     2,213,548
                                                                        2009   0.716       0.884     2,295,293
                                                                        2008   1.106       0.716       151,951
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2013   1.128       1.311       480,571
                                                                        2012   1.034       1.128       318,644
                                                                        2011   1.033       1.034       274,228
                                                                        2010   0.961       1.033       224,192
                                                                        2009   0.829       0.961       226,540
                                                                        2008   1.089       0.829       201,892
                                                                        2007   1.068       1.089       131,504
                                                                        2006   1.003       1.068        45,191
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2013   1.316       1.749       122,357
                                                                        2012   1.155       1.316        73,435
                                                                        2011   1.169       1.155        77,845
                                                                        2010   1.073       1.169        77,756
                                                                        2009   0.907       1.073        77,566
                                                                        2008   1.305       0.907        96,735
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2013   1.131       1.406       311,480
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.166       1.585       168,138
                                                                        2012   1.003       1.166        47,741
                                                                        2011   1.038       1.003        89,453
                                                                        2010   0.907       1.038        93,124
                                                                        2009   0.647       0.907       107,698
                                                                        2008   1.064       0.647        88,269
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.196       1.505        71,165
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.391       1.965       956,416
                                                                        2012   1.225       1.391     1,050,417
                                                                        2011   1.233       1.225     1,221,513
                                                                        2010   0.934       1.233     1,273,867
                                                                        2009   0.688       0.934     1,433,813
                                                                        2008   1.050       0.688     1,522,492





                       SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)........... 2013   1.921       2.084       163,379
                                                                2012   1.894       1.921       267,933
                                                                2011   1.661       1.894       365,035
                                                                2010   1.596       1.661       466,672
                                                                2009   1.418       1.596       502,387
                                                                2008   2.141       1.418       609,912
                                                                2007   1.812       2.141       841,706
                                                                2006   1.475       1.812       954,561
                                                                2005   1.289       1.475       656,810
                                                                2004   1.065       1.289       334,463
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)........... 2006   1.148       1.153            --
                                                                2005   1.084       1.148     2,166,535
                                                                2004   1.061       1.084     1,724,029
 Alger Capital Appreciation Subaccount (Class S) (7/03)........ 2013   1.987       2.622       193,630

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.721       1.987       334,124
                                                                                   2011   1.769       1.721       349,190
                                                                                   2010   1.590       1.769       449,870
                                                                                   2009   1.077       1.590       570,495
                                                                                   2008   2.010       1.077       611,970
                                                                                   2007   1.541       2.010       658,846
                                                                                   2006   1.323       1.541       600,391
                                                                                   2005   1.184       1.323       642,291
                                                                                   2004   1.120       1.184       556,625
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)..................... 2009   0.884       1.130            --
                                                                                   2008   1.695       0.884       346,291
                                                                                   2007   1.802       1.695       390,487
                                                                                   2006   1.626       1.802       496,936
                                                                                   2005   1.429       1.626       219,867
                                                                                   2004   1.237       1.429       202,959
 Credit Suisse International Equity Flex III Subaccount (12/09)................... 2012   1.040       1.040            --
                                                                                   2011   1.253       1.040            --
                                                                                   2010   1.141       1.253       408,685
                                                                                   2009   1.138       1.141       401,383
 Credit Suisse Trust Emerging Markets Subaccount (7/03)........................... 2007   2.622       2.742            --
                                                                                   2006   2.020       2.622       948,578
                                                                                   2005   1.613       2.020       735,007
                                                                                   2004   1.318       1.613       524,512
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.462       1.433            --
                                                                                   2007   1.473       1.462     1,957,357
                                                                                   2006   1.397       1.473     2,180,835
                                                                                   2005   1.310       1.397     2,272,159
                                                                                   2004   1.171       1.310     1,821,314
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2013   1.342       1.761        18,705
                                                                                   2012   1.227       1.342        31,248
                                                                                   2011   1.245       1.227        91,612
                                                                                   2010   1.110       1.245        45,999
                                                                                   2009   0.849       1.110        76,712
                                                                                   2008   1.326       0.849        83,716
                                                                                   2007   1.260       1.326       102,064
                                                                                   2006   1.181       1.260       127,439
                                                                                   2005   1.167       1.181       129,208
                                                                                   2004   1.125       1.167        57,306
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.165       1.106            --
                                                                                   2007   1.134       1.165     1,744,123
                                                                                   2006   1.006       1.134     1,811,337
                                                                                   2005   1.000       1.006     2,015,491
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   2.179       1.785     1,335,618
                                                                                   2006   1.623       2.179     1,312,269
                                                                                   2005   1.489       1.623     1,397,745
                                                                                   2004   1.163       1.489     1,223,976
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)............................................. 2008   1.032       1.002            --
                                                                                   2007   1.016       1.032        25,670
                                                                                   2006   0.994       1.016        35,874
                                                                                   2005   1.000       0.994        16,230
 DWS Global Opportunities Subaccount (Class B) (7/03)............................. 2010   1.568       1.679            --
                                                                                   2009   1.084       1.568       512,175
                                                                                   2008   2.222       1.084       561,168
                                                                                   2007   2.083       2.222       668,194
                                                                                   2006   1.745       2.083       714,356
                                                                                   2005   1.510       1.745       757,456
                                                                                   2004   1.252       1.510       517,921
 DWS Growth & Income Subaccount (Class B) (6/03).................................. 2008   1.376       1.290            --
                                                                                   2007   1.391       1.376     2,404,504
                                                                                   2006   1.254       1.391     2,621,916
                                                                                   2005   1.211       1.254     1,807,213
                                                                                   2004   1.127       1.211     1,320,705

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
 DWS Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.369       1.536            --
                                                                   2010   1.298       1.369       498,829
                                                                   2009   1.088       1.298       490,762
                                                                   2008   1.453       1.088       635,228
                                                                   2007   1.315       1.453       863,650
                                                                   2006   1.269       1.315     1,003,514
                                                                   2005   1.199       1.269     1,114,041
                                                                   2004   1.122       1.199       952,861
 DWS I Capital Growth Subaccount (Class B) (7/03)................. 2013   1.413       1.857     1,082,103
                                                                   2012   1.249       1.413     1,548,184
                                                                   2011   1.339       1.249     1,912,417
                                                                   2010   1.175       1.339     1,689,027
                                                                   2009   0.949       1.175     1,854,414
                                                                   2008   1.451       0.949     2,033,540
                                                                   2007   1.321       1.451     2,742,057
                                                                   2006   1.247       1.321     3,473,765
                                                                   2005   1.173       1.247     2,534,205
                                                                   2004   1.114       1.173       816,394
 DWS International Subaccount (Class B) (7/03).................... 2008   2.098       2.005            --
                                                                   2007   1.875       2.098     1,467,770
                                                                   2006   1.527       1.875     1,627,956
                                                                   2005   1.347       1.527     1,163,843
                                                                   2004   1.184       1.347       944,284
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.421       1.562            --
                                                                   2005   1.281       1.421       142,273
                                                                   2004   1.174       1.281       137,469
 DWS Balanced Subaccount (Class B) (7/03)......................... 2008   1.238       1.202            --
                                                                   2007   1.211       1.238     1,387,828
                                                                   2006   1.126       1.211     1,602,699
                                                                   2005   1.106       1.126     2,625,625
                                                                   2004   1.062       1.106     1,968,047
 DWS Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.599       1.495            --
                                                                   2007   1.583       1.599     1,932,873
                                                                   2006   1.403       1.583     2,101,581
                                                                   2005   1.307       1.403     2,038,661
                                                                   2004   1.155       1.307     1,724,279
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.892       0.897            --
                                                                   2008   1.181       0.892     3,124,376
                                                                   2007   1.152       1.181     2,704,269
                                                                   2006   1.081       1.152     2,957,982
                                                                   2005   1.058       1.081     1,989,815
                                                                   2004   1.002       1.058       942,669
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.038       0.999            --
                                                                   2007   1.021       1.038     3,929,811
                                                                   2006   1.004       1.021     3,873,404
                                                                   2005   1.007       1.004     3,859,669
                                                                   2004   0.987       1.007     3,177,680
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.542       1.492            --
                                                                   2007   1.512       1.542     3,599,725
                                                                   2006   1.350       1.512     3,690,537
                                                                   2005   1.262       1.350     3,830,850
                                                                   2004   1.157       1.262     2,879,695
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.201       1.254            --
                                                                   2005   1.232       1.201       832,423
                                                                   2004   1.129       1.232       797,679
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.509       1.436            --
                                                                   2007   1.575       1.509     3,997,268
                                                                   2006   1.361       1.575     4,454,829
                                                                   2005   1.292       1.361     3,262,513
                                                                   2004   1.162       1.292     2,306,972
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.128       1.350            --
                                                                   2005   1.053       1.128       716,445
                                                                   2004   1.000       1.053            --
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.830       0.831            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2008   1.296       0.830     4,743,680
                                                                      2007   1.254       1.296     4,881,675
                                                                      2006   1.136       1.254     5,137,113
                                                                      2005   1.094       1.136     5,172,947
                                                                      2004   1.016       1.094     1,163,269
 DWS High Income Subaccount (Class B) (6/03)......................... 2008   1.287       1.270            --
                                                                      2007   1.307       1.287     1,619,083
                                                                      2006   1.212       1.307     1,763,728
                                                                      2005   1.197       1.212     1,911,764
                                                                      2004   1.091       1.197     1,803,867
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03).............. 2013   2.027       2.673       556,754
                                                                      2012   1.826       2.027       760,963
                                                                      2011   1.990       1.826       870,219
                                                                      2010   1.657       1.990     1,158,343
                                                                      2009   1.309       1.657     1,274,291
                                                                      2008   2.015       1.309     1,558,422
                                                                      2007   2.005       2.015     2,115,868
                                                                      2006   1.643       2.005     2,420,539
                                                                      2005   1.528       1.643     2,470,673
                                                                      2004   1.244       1.528     1,998,264
 DWS Income Allocation Subaccount (Class B) (8/04)................... 2006   1.055       1.071            --
                                                                      2005   1.041       1.055       899,597
                                                                      2004   1.005       1.041       319,340
 DWS Index 500 Subaccount (Class B) (7/03)........................... 2005   1.218       1.236            --
                                                                      2004   1.131       1.218     1,136,186
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   2.169       2.089            --
                                                                      2007   1.907       2.169     1,605,393
                                                                      2006   1.557       1.907     1,643,932
                                                                      2005   1.395       1.557     1,692,178
                                                                      2004   1.209       1.395     1,517,406
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.464       1.403            --
                                                                      2007   1.408       1.464       654,542
                                                                      2006   1.331       1.408       649,885
                                                                      2005   1.217       1.331       725,320
                                                                      2004   1.119       1.217       664,646
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.279       1.260            --
                                                                      2005   1.219       1.279       152,552
                                                                      2004   1.109       1.219       128,893
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.146       1.266            --
                                                                      2005   1.036       1.146       821,508
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.542       1.518            --
                                                                      2007   1.397       1.542     1,273,342
                                                                      2006   1.241       1.397     1,430,291
                                                                      2005   1.247       1.241     1,246,418
                                                                      2004   1.162       1.247     1,207,829
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.254       1.288            --
                                                                      2005   1.289       1.254       628,928
                                                                      2004   1.121       1.289       649,676
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.516       1.425            --
                                                                      2007   1.435       1.516       420,767
                                                                      2006   1.326       1.435       587,949
                                                                      2005   1.181       1.326       373,826
                                                                      2004   1.164       1.181       390,272
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.843       0.845            --
                                                                      2008   1.237       0.843     7,112,932
                                                                      2007   1.202       1.237     7,834,628
                                                                      2006   1.106       1.202     8,155,084
                                                                      2005   1.076       1.106     8,283,036
 DWS Money Market Subaccount (Class B) (7/03)........................ 2008   1.022       1.024            --
                                                                      2007   0.997       1.022     1,819,256
                                                                      2006   0.977       0.997     1,870,964
                                                                      2005   0.974       0.977     3,508,631
                                                                      2004   0.989       0.974       724,607
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)................ 2006   1.102       1.121            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2005   1.178       1.102       650,598
                                                                          2004   1.193       1.178       629,144
 DWS Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.361       1.186            --
                                                                          2007   1.314       1.361     1,300,291
                                                                          2006   1.280       1.314     1,470,940
                                                                          2005   1.225       1.280     1,460,234
                                                                          2004   1.132       1.225       843,339
 DWS Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.141       1.140            --
                                                                          2007   1.109       1.141     2,305,983
                                                                          2006   1.041       1.109     2,259,878
                                                                          2005   1.043       1.041     2,174,010
                                                                          2004   0.984       1.043     1,630,459
 DWS Technology Subaccount (Class B) (7/03).............................. 2010   1.099       1.135            --
                                                                          2009   0.702       1.099       419,790
                                                                          2008   1.338       0.702       469,265
                                                                          2007   1.200       1.338       575,790
                                                                          2006   1.221       1.200       762,250
                                                                          2005   1.207       1.221       828,746
                                                                          2004   1.215       1.207       672,006
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.822       1.694            --
                                                                          2007   1.487       1.822       930,568
                                                                          2006   1.430       1.487     1,102,136
                                                                          2005   1.313       1.430     1,068,837
                                                                          2004   1.212       1.313     1,072,439
 DWSII Global Growth Subaccount (Class B) (8/03)......................... 2013   1.599       1.904       223,459
                                                                          2012   1.382       1.599       323,217
                                                                          2011   1.654       1.382       441,206
                                                                          2010   1.492       1.654       778,675
                                                                          2009   1.063       1.492       959,374
                                                                          2008   2.084       1.063     1,147,430
                                                                          2007   2.011       2.084     1,229,072
                                                                          2006   1.584       2.011     1,249,858
                                                                          2005   1.320       1.584       836,970
                                                                          2004   1.179       1.320       778,052
 DWSII Government & Agency Securities Subaccount (Class B) (6/03)........ 2013   1.251       1.185       478,659
                                                                          2012   1.246       1.251       723,684
                                                                          2011   1.188       1.246     1,790,816
                                                                          2010   1.142       1.188       954,585
                                                                          2009   1.083       1.142     1,297,195
                                                                          2008   1.058       1.083     1,913,418
                                                                          2007   1.024       1.058       876,256
                                                                          2006   1.008       1.024       958,146
                                                                          2005   1.007       1.008     1,168,837
                                                                          2004   0.995       1.007       966,073
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................. 2013   1.765       1.890     1,858,484
                                                                          2012   1.547       1.765     2,391,821
                                                                          2011   1.543       1.547     2,589,883
                                                                          2010   1.361       1.543     3,279,515
                                                                          2009   0.948       1.361     1,233,432
                                                                          2008   1.273       0.948     1,177,727
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)................ 2013   1.240       1.450     4,668,067
                                                                          2012   1.112       1.240     5,201,582
                                                                          2011   1.155       1.112     5,637,695
                                                                          2010   1.038       1.155     6,000,820
                                                                          2009   0.867       1.038     6,668,015
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................. 2013   1.268       1.563     2,748,549
                                                                          2012   1.119       1.268     3,285,439
                                                                          2011   1.189       1.119     3,325,185
                                                                          2010   1.051       1.189     3,808,805
                                                                          2009   0.857       1.051     4,674,592
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)................ 2013   1.280       1.432     1,832,588
                                                                          2012   1.163       1.280     2,314,546
                                                                          2011   1.189       1.163     2,545,499
                                                                          2010   1.080       1.189     2,749,389
                                                                          2009   0.916       1.080     3,004,317

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   2.801       2.611       197,736
                                                                                2012   2.402       2.801       354,785
                                                                                2011   3.007       2.402       291,664
                                                                                2010   2.477       3.007       708,126
                                                                                2009   1.495       2.477       869,563
                                                                                2008   3.422       1.495       703,957
                                                                                2007   2.725       3.422       806,173
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2013   1.797       2.098       881,159
                                                                                2012   1.572       1.797     1,519,887
                                                                                2011   1.798       1.572     1,846,593
                                                                                2010   1.649       1.798     2,295,120
                                                                                2009   1.280       1.649     2,528,677
                                                                                2008   2.202       1.280     3,009,570
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.034       1.119            --
                                                                                2012   1.003       1.034     2,902,562
                                                                                2011   1.081       1.003     3,074,157
                                                                                2010   0.899       1.081     2,967,256
                                                                                2009   0.671       0.899     2,853,449
                                                                                2008   1.066       0.671     3,150,125
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................... 2013   1.564       1.947       233,411
                                                                                2012   1.318       1.564       401,820
                                                                                2011   1.470       1.318       504,260
                                                                                2010   1.364       1.470       628,613
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 2013   1.554       1.543     2,337,105
                                                                                2012   1.424       1.554     3,355,938
                                                                                2011   1.405       1.424     3,917,304
                                                                                2010   1.281       1.405     4,621,907
                                                                                2009   0.985       1.281     4,434,575
                                                                                2008   1.142       0.985     1,931,637
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 2013   1.319       1.377            --
                                                                                2012   1.198       1.319       284,187
                                                                                2011   1.359       1.198       438,451
                                                                                2010   1.158       1.359       403,357
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 2013   0.984       1.289     3,979,979
                                                                                2012   0.852       0.984     4,676,693
                                                                                2011   0.906       0.852     5,485,937
                                                                                2010   0.791       0.906     6,124,371
                                                                                2009   0.682       0.791     6,409,257
                                                                                2008   1.031       0.682     7,175,990
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 2013   1.683       2.251        73,345
                                                                                2012   1.512       1.683       117,340
                                                                                2011   1.570       1.512       183,060
                                                                                2010   1.256       1.570       412,024
                                                                                2009   0.882       1.256       416,617
                                                                                2008   1.428       0.882       424,063
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 2013   1.549       1.668            --
                                                                                2012   1.493       1.549       301,514
                                                                                2011   1.647       1.493       396,210
                                                                                2010   1.323       1.647       480,810
                                                                                2009   0.918       1.323       703,170
                                                                                2008   1.687       0.918       640,892
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)......................... 2013   1.169       1.134     2,266,861
                                                                                2012   1.113       1.169     2,955,522
                                                                                2011   1.069       1.113     3,054,664
                                                                                2010   1.011       1.069     3,139,526
                                                                                2009   0.945       1.011     3,104,653
                                                                                2008   1.002       0.945     3,507,147
 MSF BlackRock Diversified Subaccount (Class B) (4/08)......................... 2013   1.281       1.508       381,344
                                                                                2012   1.167       1.281       519,387
                                                                                2011   1.150       1.167       755,949
                                                                                2010   1.074       1.150       891,260
                                                                                2009   0.938       1.074       887,171
                                                                                2008   1.200       0.938       946,344
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)..................... 2013   1.257       1.622     1,509,343

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   1.127       1.257     2,156,064
                                                                        2011   1.127       1.127     2,604,968
                                                                        2010   1.057       1.127     3,093,929
                                                                        2009   0.972       1.057     3,322,451
                                                                        2008   1.431       0.972     3,479,749
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................ 2013   1.689       1.654     1,502,115
                                                                        2012   1.726       1.689     1,806,133
                                                                        2011   1.762       1.726     2,163,822
                                                                        2010   1.799       1.762     2,224,729
                                                                        2009   1.833       1.799     2,031,702
                                                                        2008   1.832       1.833     3,137,526
 MSF Davis Venture Value Subaccount (Class B) (4/08)................... 2013   1.330       1.736       895,703
                                                                        2012   1.206       1.330     1,463,051
                                                                        2011   1.286       1.206     1,713,212
                                                                        2010   1.176       1.286     2,268,519
                                                                        2009   0.912       1.176     2,493,169
                                                                        2008   1.485       0.912     2,901,846
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2013   1.334       1.465            --
                                                                        2012   1.180       1.334       852,035
                                                                        2011   1.287       1.180       947,265
                                                                        2010   1.150       1.287     1,109,552
                                                                        2009   0.967       1.150     1,302,981
                                                                        2008   1.494       0.967     1,554,340
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2013   1.679       1.992       139,287
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2013   1.112       1.434     1,369,313
                                                                        2012   0.984       1.112     2,043,442
                                                                        2011   0.989       0.984     2,591,385
                                                                        2010   0.882       0.989     3,124,317
                                                                        2009   0.715       0.882     3,478,120
                                                                        2008   1.105       0.715     1,872,860
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2013   1.124       1.306       793,209
                                                                        2012   1.031       1.124     1,309,935
                                                                        2011   1.031       1.031     1,577,941
                                                                        2010   0.959       1.031     1,909,167
                                                                        2009   0.828       0.959     1,576,510
                                                                        2008   1.088       0.828     1,966,414
                                                                        2007   1.068       1.088     2,808,573
                                                                        2006   1.003       1.068     2,857,017
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2013   1.526       2.026       778,770
                                                                        2012   1.339       1.526       672,879
                                                                        2011   1.356       1.339       779,830
                                                                        2010   1.245       1.356       798,068
                                                                        2009   1.054       1.245       851,254
                                                                        2008   1.516       1.054     1,021,761
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2013   1.126       1.400     1,653,257
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.162       1.579       424,928
                                                                        2012   1.000       1.162       822,193
                                                                        2011   1.035       1.000       966,079
                                                                        2010   0.906       1.035     1,387,967
                                                                        2009   0.647       0.906     1,445,643
                                                                        2008   1.063       0.647     1,573,780
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.384       1.740       479,988
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.570       2.217     1,125,805
                                                                        2012   1.384       1.570     1,553,187
                                                                        2011   1.393       1.384     1,822,681
                                                                        2010   1.056       1.393     2,374,998
                                                                        2009   0.778       1.056     2,841,948
                                                                        2008   1.188       0.778     2,729,993

                                 SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03).............................. 2013   1.912       2.073           --
                                                                                   2012   1.886       1.912           --
                                                                                   2011   1.655       1.886          509
                                                                                   2010   1.590       1.655        6,125
                                                                                   2009   1.414       1.590       30,787
                                                                                   2008   2.136       1.414       33,289
                                                                                   2007   1.809       2.136       35,212
                                                                                   2006   1.473       1.809       36,298
                                                                                   2005   1.288       1.473       27,874
                                                                                   2004   1.065       1.288          707
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03).............................. 2006   1.146       1.151           --
                                                                                   2005   1.083       1.146       26,390
                                                                                   2004   1.061       1.083       26,400
 Alger Capital Appreciation Subaccount (Class S) (7/03)........................... 2013   1.977       2.608           --
                                                                                   2012   1.714       1.977           --
                                                                                   2011   1.762       1.714           --
                                                                                   2010   1.584       1.762           --
                                                                                   2009   1.074       1.584           --
                                                                                   2008   2.005       1.074           --
                                                                                   2007   1.539       2.005           --
                                                                                   2006   1.321       1.539           --
                                                                                   2005   1.183       1.321           --
                                                                                   2004   1.120       1.183           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)..................... 2009   0.881       1.126           --
                                                                                   2008   1.691       0.881        6,678
                                                                                   2007   1.799       1.691        6,678
                                                                                   2006   1.624       1.799        6,678
                                                                                   2005   1.428       1.624        6,678
                                                                                   2004   1.237       1.428        6,681
 Credit Suisse International Equity Flex III Subaccount (12/09)................... 2012   1.036       1.036           --
                                                                                   2011   1.249       1.036           --
                                                                                   2010   1.137       1.249        6,672
                                                                                   2009   1.134       1.137        6,675
 Credit Suisse Trust Emerging Markets Subaccount (7/03)........................... 2007   2.617       2.737           --
                                                                                   2006   2.018       2.617        8,765
                                                                                   2005   1.611       2.018        8,920
                                                                                   2004   1.318       1.611        3,605
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.459       1.429           --
                                                                                   2007   1.470       1.459       24,687
                                                                                   2006   1.395       1.470       24,914
                                                                                   2005   1.309       1.395       25,487
                                                                                   2004   1.170       1.309       15,645
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2013   1.335       1.751           --
                                                                                   2012   1.222       1.335           --
                                                                                   2011   1.240       1.222           --
                                                                                   2010   1.106       1.240           --
                                                                                   2009   0.847       1.106           --
                                                                                   2008   1.323       0.847           --
                                                                                   2007   1.258       1.323           --
                                                                                   2006   1.179       1.258           --
                                                                                   2005   1.166       1.179           --
                                                                                   2004   1.124       1.166           --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.163       1.105           --
                                                                                   2007   1.134       1.163       42,574
                                                                                   2006   1.005       1.134       44,072
                                                                                   2005   1.000       1.005       31,648
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   2.175       1.781       39,712
                                                                                   2006   1.621       2.175       40,659
                                                                                   2005   1.487       1.621       33,069
                                                                                   2004   1.163       1.487       12,828
DWS Variable Series I

                  SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                            UNIT      UNIT     NUMBER OF
                                                                           VALUE      VALUE      UNITS
                                                                             AT        AT     OUTSTANDING
                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                    YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------- ------ ----------- -------- ------------
 DWS Bond Subaccount (Class B) (6/05)........................... 2008   1.031       1.001            --
                                                                 2007   1.015       1.031            --
                                                                 2006   0.994       1.015            --
                                                                 2005   1.000       0.994            --
 DWS Global Opportunities Subaccount (Class B) (7/03)........... 2010   1.562       1.673            --
                                                                 2009   1.081       1.562        29,212
                                                                 2008   2.217       1.081        33,731
                                                                 2007   2.080       2.217        27,736
                                                                 2006   1.743       2.080        26,032
                                                                 2005   1.508       1.743        22,732
                                                                 2004   1.252       1.508           600
 DWS Growth & Income Subaccount (Class B) (6/03)................ 2008   1.372       1.287            --
                                                                 2007   1.389       1.372        31,434
                                                                 2006   1.252       1.389        31,379
                                                                 2005   1.210       1.252        22,924
                                                                 2004   1.126       1.210        17,072
 DWS Health Care VIP Subaccount (Class B) (6/03)................ 2011   1.364       1.530            --
                                                                 2010   1.294       1.364         6,457
                                                                 2009   1.085       1.294         6,457
                                                                 2008   1.450       1.085         6,457
                                                                 2007   1.312       1.450         6,457
                                                                 2006   1.268       1.312         6,457
                                                                 2005   1.198       1.268         6,457
                                                                 2004   1.122       1.198            --
 DWS I Capital Growth Subaccount (Class B) (7/03)............... 2013   1.407       1.847            --
                                                                 2012   1.243       1.407            --
                                                                 2011   1.334       1.243         1,339
                                                                 2010   1.171       1.334         8,255
                                                                 2009   0.946       1.171         8,251
                                                                 2008   1.447       0.946         8,144
                                                                 2007   1.318       1.447         8,212
                                                                 2006   1.245       1.318         8,238
                                                                 2005   1.173       1.245         1,382
                                                                 2004   1.114       1.173         1,386
 DWS International Subaccount (Class B) (7/03).................. 2008   2.093       2.000            --
                                                                 2007   1.872       2.093        15,494
                                                                 2006   1.525       1.872        15,872
                                                                 2005   1.346       1.525         9,297
                                                                 2004   1.183       1.346         9,760
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................. 2006   1.419       1.559            --
                                                                 2005   1.280       1.419         5,819
                                                                 2004   1.174       1.280            --
 DWS Balanced Subaccount (Class B) (7/03)....................... 2008   1.235       1.199            --
                                                                 2007   1.209       1.235            --
                                                                 2006   1.124       1.209            --
                                                                 2005   1.106       1.124            --
                                                                 2004   1.062       1.106            --
 DWS Blue Chip Subaccount (Class B) (6/03)...................... 2008   1.595       1.491            --
                                                                 2007   1.580       1.595        55,227
                                                                 2006   1.402       1.580        56,951
                                                                 2005   1.306       1.402        58,860
                                                                 2004   1.154       1.306        44,567
 DWS Conservative Allocation Subaccount (Class B) (8/04)........ 2009   0.890       0.895            --
                                                                 2008   1.179       0.890       539,006
                                                                 2007   1.151       1.179       541,761
                                                                 2006   1.080       1.151       541,460
                                                                 2005   1.057       1.080       540,961
                                                                 2004   1.002       1.057            --
 DWS Core Fixed Income Subaccount (Class B) (6/03).............. 2008   1.035       0.997            --
                                                                 2007   1.020       1.035        15,221
                                                                 2006   1.003       1.020        14,843
                                                                 2005   1.006       1.003        14,558
                                                                 2004   0.987       1.006         4,118
 DWS Davis Venture Value Subaccount (Class B) (7/03)............ 2008   1.538       1.488            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2007   1.509       1.538        35,874
                                                                      2006   1.348       1.509        31,278
                                                                      2005   1.261       1.348        23,286
                                                                      2004   1.157       1.261            --
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........... 2006   1.200       1.252            --
                                                                      2005   1.231       1.200         6,626
                                                                      2004   1.128       1.231         1,366
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........... 2008   1.505       1.432            --
                                                                      2007   1.572       1.505        78,625
                                                                      2006   1.359       1.572        73,795
                                                                      2005   1.291       1.359        30,860
                                                                      2004   1.161       1.291            --
 DWS Foreign Value Subaccount (Class B) (11/04)...................... 2006   1.128       1.348            --
                                                                      2005   1.053       1.128         9,475
                                                                      2004   1.000       1.053            --
 DWS Growth Allocation Subaccount (Class B) (9/04)................... 2009   0.829       0.829            --
                                                                      2008   1.294       0.829       224,959
                                                                      2007   1.252       1.294       252,411
                                                                      2006   1.135       1.252       266,980
                                                                      2005   1.094       1.135       267,712
                                                                      2004   1.016       1.094        55,272
 DWS High Income Subaccount (Class B) (6/03)......................... 2008   1.284       1.267            --
                                                                      2007   1.305       1.284        37,338
                                                                      2006   1.211       1.305        38,545
                                                                      2005   1.196       1.211        27,727
                                                                      2004   1.090       1.196         2,298
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03).............. 2013   2.017       2.659        10,532
                                                                      2012   1.818       2.017        14,035
                                                                      2011   1.983       1.818        26,018
                                                                      2010   1.652       1.983        33,971
                                                                      2009   1.305       1.652        38,425
                                                                      2008   2.011       1.305        40,495
                                                                      2007   2.001       2.011        42,663
                                                                      2006   1.641       2.001        40,755
                                                                      2005   1.527       1.641        37,810
                                                                      2004   1.243       1.527        22,318
 DWS Income Allocation Subaccount (Class B) (8/04)................... 2006   1.054       1.070            --
                                                                      2005   1.041       1.054            --
                                                                      2004   1.005       1.041            --
 DWS Index 500 Subaccount (Class B) (7/03)........................... 2005   1.217       1.235            --
                                                                      2004   1.131       1.217            --
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   2.164       2.084            --
                                                                      2007   1.903       2.164        20,545
                                                                      2006   1.555       1.903        20,507
                                                                      2005   1.393       1.555        17,186
                                                                      2004   1.208       1.393         6,789
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.461       1.400            --
                                                                      2007   1.405       1.461        10,596
                                                                      2006   1.329       1.405        10,040
                                                                      2005   1.216       1.329        10,511
                                                                      2004   1.118       1.216        10,376
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.277       1.257            --
                                                                      2005   1.218       1.277            --
                                                                      2004   1.109       1.218            --
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.145       1.264            --
                                                                      2005   1.036       1.145         9,127
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.538       1.514            --
                                                                      2007   1.394       1.538        43,104
                                                                      2006   1.239       1.394        44,693
                                                                      2005   1.246       1.239        45,703
                                                                      2004   1.161       1.246        47,296
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.253       1.286            --
                                                                      2005   1.288       1.253        24,492
                                                                      2004   1.121       1.288            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 DWS Mid Cap Growth Subaccount (Class B) (8/03).......................... 2008   1.513       1.422            --
                                                                          2007   1.432       1.513           591
                                                                          2006   1.324       1.432           655
                                                                          2005   1.180       1.324           652
                                                                          2004   1.163       1.180           713
 DWS Moderate Allocation Subaccount (Class B) (8/04)..................... 2009   0.842       0.843            --
                                                                          2008   1.235       0.842       465,661
                                                                          2007   1.201       1.235       466,066
                                                                          2006   1.106       1.201       466,221
                                                                          2005   1.075       1.106       466,120
                                                                          2004   1.000       1.075            --
 DWS Money Market Subaccount (Class B) (7/03)............................ 2008   1.019       1.022            --
                                                                          2007   0.995       1.019         7,618
                                                                          2006   0.976       0.995         7,819
                                                                          2005   0.973       0.976         8,151
                                                                          2004   0.989       0.973         8,439
 DWS Oak Strategic Equity Subaccount (Class B) (7/03).................... 2006   1.100       1.119            --
                                                                          2005   1.177       1.100            --
                                                                          2004   1.192       1.177            --
 DWS Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.358       1.183            --
                                                                          2007   1.312       1.358        16,806
                                                                          2006   1.279       1.312        17,242
                                                                          2005   1.224       1.279        17,631
                                                                          2004   1.131       1.224        10,819
 DWS Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.138       1.137            --
                                                                          2007   1.107       1.138        47,891
                                                                          2006   1.040       1.107        43,741
                                                                          2005   1.043       1.040        35,419
                                                                          2004   0.984       1.043        11,148
 DWS Technology Subaccount (Class B) (7/03).............................. 2010   1.095       1.131            --
                                                                          2009   0.700       1.095           793
                                                                          2008   1.335       0.700           782
                                                                          2007   1.198       1.335           734
                                                                          2006   1.219       1.198           803
                                                                          2005   1.206       1.219           718
                                                                          2004   1.214       1.206           693
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.818       1.690            --
                                                                          2007   1.485       1.818        12,158
                                                                          2006   1.428       1.485        12,192
                                                                          2005   1.312       1.428        12,220
                                                                          2004   1.211       1.312           667
 DWSII Global Growth Subaccount (Class B) (8/03)......................... 2013   1.591       1.894            --
                                                                          2012   1.376       1.591            --
                                                                          2011   1.648       1.376            --
                                                                          2010   1.487       1.648            --
                                                                          2009   1.061       1.487            --
                                                                          2008   2.079       1.061            --
                                                                          2007   2.007       2.079            --
                                                                          2006   1.582       2.007            --
                                                                          2005   1.319       1.582            --
                                                                          2004   1.179       1.319            --
 DWSII Government & Agency Securities Subaccount (Class B) (6/03)........ 2013   1.245       1.179            --
                                                                          2012   1.241       1.245       101,049
                                                                          2011   1.183       1.241       107,860
                                                                          2010   1.138       1.183       112,397
                                                                          2009   1.080       1.138       171,831
                                                                          2008   1.055       1.080       179,760
                                                                          2007   1.022       1.055         8,165
                                                                          2006   1.007       1.022         7,580
                                                                          2005   1.006       1.007         7,112
                                                                          2004   0.994       1.006         6,664
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................. 2013   1.756       1.880       105,706

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.540       1.756       139,453
                                                                                2011   1.537       1.540       146,598
                                                                                2010   1.357       1.537       173,962
                                                                                2009   0.945       1.357        32,036
                                                                                2008   1.270       0.945        35,272
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)...................... 2013   1.235       1.443       466,508
                                                                                2012   1.108       1.235       466,010
                                                                                2011   1.151       1.108       466,098
                                                                                2010   1.036       1.151       466,035
                                                                                2009   0.865       1.036       465,988
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................ 2013   1.263       1.556       187,379
                                                                                2012   1.115       1.263       194,427
                                                                                2011   1.185       1.115       200,676
                                                                                2010   1.048       1.185       207,670
                                                                                2009   0.855       1.048       215,069
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)...................... 2013   1.274       1.425       517,884
                                                                                2012   1.159       1.274       521,262
                                                                                2011   1.185       1.159       526,332
                                                                                2010   1.077       1.185       531,202
                                                                                2009   0.914       1.077       536,607
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   2.788       2.598            --
                                                                                2012   2.392       2.788            --
                                                                                2011   2.996       2.392            --
                                                                                2010   2.468       2.996         5,487
                                                                                2009   1.491       2.468         5,487
                                                                                2008   3.414       1.491         5,487
                                                                                2007   2.719       3.414         8,626
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2013   1.788       2.087        12,927
                                                                                2012   1.566       1.788        16,962
                                                                                2011   1.791       1.566        16,546
                                                                                2010   1.643       1.791        23,282
                                                                                2009   1.276       1.643        27,209
                                                                                2008   2.197       1.276        29,520
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.030       1.114            --
                                                                                2012   1.000       1.030        74,774
                                                                                2011   1.078       1.000        81,209
                                                                                2010   0.897       1.078        95,612
                                                                                2009   0.670       0.897       102,789
                                                                                2008   1.064       0.670       110,720
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................... 2013   1.556       1.936        14,249
                                                                                2012   1.313       1.556        16,107
                                                                                2011   1.464       1.313        16,397
                                                                                2010   1.359       1.464        33,177
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 2013   1.546       1.535       115,289
                                                                                2012   1.418       1.546       115,675
                                                                                2011   1.400       1.418       122,902
                                                                                2010   1.277       1.400       147,323
                                                                                2009   0.983       1.277       114,049
                                                                                2008   1.139       0.983        30,856
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 2013   1.313       1.370            --
                                                                                2012   1.193       1.313            --
                                                                                2011   1.354       1.193           638
                                                                                2010   1.154       1.354           731
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 2013   0.981       1.284        40,639
                                                                                2012   0.850       0.981        45,447
                                                                                2011   0.904       0.850       101,681
                                                                                2010   0.790       0.904        45,600
                                                                                2009   0.681       0.790        72,747
                                                                                2008   1.030       0.681        72,174
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 2013   1.675       2.239            --
                                                                                2012   1.506       1.675            --
                                                                                2011   1.564       1.506           555
                                                                                2010   1.252       1.564           614
                                                                                2009   0.879       1.252           697
                                                                                2008   1.425       0.879           644

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........... 2013   1.542       1.660            --
                                                                   2012   1.486       1.542            --
                                                                   2011   1.641       1.486           516
                                                                   2010   1.319       1.641        12,213
                                                                   2009   0.915       1.319        12,293
                                                                   2008   1.683       0.915        12,155
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)............ 2013   1.164       1.128            --
                                                                   2012   1.109       1.164         1,458
                                                                   2011   1.065       1.109         3,255
                                                                   2010   1.007       1.065        13,148
                                                                   2009   0.943       1.007        14,041
                                                                   2008   1.000       0.943        15,141
 MSF BlackRock Diversified Subaccount (Class B) (4/08)............ 2013   1.275       1.500            --
                                                                   2012   1.162       1.275            --
                                                                   2011   1.146       1.162            --
                                                                   2010   1.071       1.146            --
                                                                   2009   0.935       1.071            --
                                                                   2008   1.197       0.935            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)........ 2013   1.251       1.613        21,557
                                                                   2012   1.122       1.251        25,111
                                                                   2011   1.123       1.122        26,797
                                                                   2010   1.053       1.123        51,616
                                                                   2009   0.969       1.053        53,392
                                                                   2008   1.428       0.969        52,300
 MSF BlackRock Money Market Subaccount (Class B) (4/08)........... 2013   1.681       1.646            --
                                                                   2012   1.718       1.681            --
                                                                   2011   1.755       1.718        17,340
                                                                   2010   1.794       1.755        13,252
                                                                   2009   1.828       1.794        35,962
                                                                   2008   1.828       1.828        38,445
 MSF Davis Venture Value Subaccount (Class B) (4/08).............. 2013   1.323       1.727        20,292
                                                                   2012   1.201       1.323        23,603
                                                                   2011   1.282       1.201        23,295
                                                                   2010   1.172       1.282        33,988
                                                                   2009   0.910       1.172        36,657
                                                                   2008   1.482       0.910        39,817
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............... 2013   1.328       1.458            --
                                                                   2012   1.175       1.328            --
                                                                   2011   1.282       1.175            --
                                                                   2010   1.146       1.282        16,405
                                                                   2009   0.964       1.146        16,405
                                                                   2008   1.491       0.964        16,405
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13).......... 2013   1.671       1.982            --
 MSF MetLife Stock Index Subaccount (Class B) (4/08).............. 2013   1.108       1.428        34,598
                                                                   2012   0.981       1.108        51,683
                                                                   2011   0.986       0.981        56,684
                                                                   2010   0.880       0.986        56,735
                                                                   2009   0.714       0.880        73,571
                                                                   2008   1.103       0.714            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)........ 2013   1.120       1.301        71,997
                                                                   2012   1.028       1.120       106,720
                                                                   2011   1.028       1.028       136,976
                                                                   2010   0.957       1.028       136,989
                                                                   2009   0.827       0.957       137,002
                                                                   2008   1.088       0.827        30,295
                                                                   2007   1.067       1.088        30,295
                                                                   2006   1.003       1.067        30,295
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08)............... 2013   1.518       2.016            --
                                                                   2012   1.333       1.518         5,244
                                                                   2011   1.351       1.333         6,693
                                                                   2010   1.241       1.351         6,566
                                                                   2009   1.051       1.241        10,898
                                                                   2008   1.513       1.051        10,968
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......... 2013   1.122       1.394        60,534

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.15% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.158       1.573           --
                                                                        2012   0.997       1.158        7,319
                                                                        2011   1.033       0.997        7,360
                                                                        2010   0.904       1.033        7,536
                                                                        2009   0.646       0.904       16,172
                                                                        2008   1.062       0.646       14,189
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.377       1.731           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.563       2.205        5,814
                                                                        2012   1.378       1.563       23,493
                                                                        2011   1.388       1.378       23,932
                                                                        2010   1.053       1.388       25,650
                                                                        2009   0.776       1.053       25,769
                                                                        2008   1.185       0.776       25,873





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)................... 2013   1.903       2.062        21,969
                                                                        2012   1.878       1.903        21,891
                                                                        2011   1.648       1.878        27,064
                                                                        2010   1.585       1.648        28,328
                                                                        2009   1.410       1.585        41,455
                                                                        2008   2.131       1.410        54,556
                                                                        2007   1.806       2.131        75,232
                                                                        2006   1.471       1.806        42,429
                                                                        2005   1.287       1.471        42,909
                                                                        2004   1.065       1.287            --
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.145       1.149            --
                                                                        2005   1.082       1.145        95,072
                                                                        2004   1.061       1.082            --
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2013   1.968       2.595        84,738
                                                                        2012   1.706       1.968        90,009
                                                                        2011   1.755       1.706        95,324
                                                                        2010   1.579       1.755       125,689
                                                                        2009   1.071       1.579       311,211
                                                                        2008   2.001       1.071       352,566
                                                                        2007   1.536       2.001       320,891
                                                                        2006   1.320       1.536       322,325
                                                                        2005   1.182       1.320        56,870
                                                                        2004   1.119       1.182            --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.879       1.123            --
                                                                        2008   1.687       0.879         2,505
                                                                        2007   1.796       1.687         3,211
                                                                        2006   1.621       1.796         3,161
                                                                        2005   1.427       1.621         1,492
                                                                        2004   1.236       1.427            --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   1.032       1.032            --
                                                                        2011   1.244       1.032            --
                                                                        2010   1.133       1.244         2,484
                                                                        2009   1.130       1.133         2,462
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.612       2.731            --
                                                                        2006   2.015       2.612       109,578
                                                                        2005   1.610       2.015        40,216
                                                                        2004   1.317       1.610            --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)............... 2008   1.456       1.426            --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   1.468       1.456        46,144
                                                                                   2006   1.393       1.468        89,486
                                                                                   2005   1.307       1.393        78,106
                                                                                   2004   1.170       1.307            --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2013   1.329       1.742            --
                                                                                   2012   1.216       1.329            --
                                                                                   2011   1.235       1.216            --
                                                                                   2010   1.103       1.235            --
                                                                                   2009   0.845       1.103            --
                                                                                   2008   1.320       0.845            --
                                                                                   2007   1.255       1.320            --
                                                                                   2006   1.178       1.255            --
                                                                                   2005   1.165       1.178            --
                                                                                   2004   1.124       1.165            --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.162       1.103            --
                                                                                   2007   1.133       1.162         6,211
                                                                                   2006   1.005       1.133         6,214
                                                                                   2005   1.000       1.005         6,218
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   2.171       1.777        56,030
                                                                                   2006   1.619       2.171        75,280
                                                                                   2005   1.486       1.619        66,089
                                                                                   2004   1.162       1.486            --
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)............................................. 2008   1.029       0.999            --
                                                                                   2007   1.014       1.029        19,547
                                                                                   2006   0.994       1.014            --
                                                                                   2005   1.000       0.994            --
 DWS Global Opportunities Subaccount (Class B) (7/03)............................. 2010   1.557       1.667            --
                                                                                   2009   1.078       1.557        52,547
                                                                                   2008   2.211       1.078        55,795
                                                                                   2007   2.076       2.211        71,764
                                                                                   2006   1.741       2.076       128,954
                                                                                   2005   1.507       1.741       110,069
                                                                                   2004   1.251       1.507            --
 DWS Growth & Income Subaccount (Class B) (6/03).................................. 2008   1.369       1.283            --
                                                                                   2007   1.386       1.369       976,594
                                                                                   2006   1.251       1.386     1,062,844
                                                                                   2005   1.209       1.251        99,587
                                                                                   2004   1.126       1.209            --
 DWS Health Care VIP Subaccount (Class B) (6/03).................................. 2011   1.358       1.524            --
                                                                                   2010   1.290       1.358        39,927
                                                                                   2009   1.082       1.290        50,426
                                                                                   2008   1.446       1.082         4,013
                                                                                   2007   1.310       1.446        41,274
                                                                                   2006   1.266       1.310         4,022
                                                                                   2005   1.198       1.266         4,091
                                                                                   2004   1.121       1.198            --
 DWS I Capital Growth Subaccount (Class B) (7/03)................................. 2013   1.400       1.838        88,309
                                                                                   2012   1.238       1.400       106,708
                                                                                   2011   1.329       1.238       153,976
                                                                                   2010   1.167       1.329       157,594
                                                                                   2009   0.944       1.167       165,991
                                                                                   2008   1.444       0.944       169,279
                                                                                   2007   1.316       1.444       184,014
                                                                                   2006   1.244       1.316       197,480
                                                                                   2005   1.172       1.244       103,402
                                                                                   2004   1.114       1.172            --
 DWS International Subaccount (Class B) (7/03).................................... 2008   2.088       1.995            --
                                                                                   2007   1.869       2.088       375,203
                                                                                   2006   1.523       1.869       388,024
                                                                                   2005   1.345       1.523         5,949
                                                                                   2004   1.183       1.345            --
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................................... 2006   1.417       1.556            --

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                   2005   1.279       1.417        11,995
                                                                   2004   1.174       1.279            --
 DWS Balanced Subaccount (Class B) (7/03)......................... 2008   1.232       1.196            --
                                                                   2007   1.206       1.232       260,770
                                                                   2006   1.123       1.206       281,922
                                                                   2005   1.105       1.123       281,931
                                                                   2004   1.062       1.105            --
 DWS Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.591       1.488            --
                                                                   2007   1.577       1.591        74,829
                                                                   2006   1.400       1.577       123,200
                                                                   2005   1.304       1.400       111,431
                                                                   2004   1.154       1.304            --
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.888       0.893            --
                                                                   2008   1.177       0.888       624,112
                                                                   2007   1.149       1.177       624,220
                                                                   2006   1.080       1.149       628,108
                                                                   2005   1.057       1.080       170,289
                                                                   2004   1.002       1.057            --
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.033       0.994            --
                                                                   2007   1.018       1.033        47,992
                                                                   2006   1.001       1.018        46,441
                                                                   2005   1.005       1.001        62,497
                                                                   2004   0.987       1.005            --
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.535       1.484            --
                                                                   2007   1.506       1.535     1,053,706
                                                                   2006   1.347       1.506       973,324
                                                                   2005   1.260       1.347       441,346
                                                                   2004   1.156       1.260            --
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.198       1.250            --
                                                                   2005   1.230       1.198        51,727
                                                                   2004   1.128       1.230            --
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.502       1.429            --
                                                                   2007   1.570       1.502     1,062,009
                                                                   2006   1.357       1.570     1,114,755
                                                                   2005   1.290       1.357       680,123
                                                                   2004   1.161       1.290            --
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.127       1.347            --
                                                                   2005   1.053       1.127       433,641
                                                                   2004   1.000       1.053            --
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.827       0.827            --
                                                                   2008   1.291       0.827       573,702
                                                                   2007   1.251       1.291       616,696
                                                                   2006   1.135       1.251     1,067,172
                                                                   2005   1.094       1.135       945,104
                                                                   2004   1.016       1.094            --
 DWS High Income Subaccount (Class B) (6/03)...................... 2008   1.281       1.264            --
                                                                   2007   1.303       1.281       192,891
                                                                   2006   1.209       1.303       165,326
                                                                   2005   1.195       1.209       120,793
                                                                   2004   1.090       1.195            --
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03)........... 2013   2.007       2.645       154,680
                                                                   2012   1.810       2.007       187,977
                                                                   2011   1.975       1.810       245,638
                                                                   2010   1.646       1.975       331,238
                                                                   2009   1.302       1.646       447,756
                                                                   2008   2.006       1.302       485,429
                                                                   2007   1.998       2.006       522,544
                                                                   2006   1.639       1.998       547,627
                                                                   2005   1.526       1.639       382,254
                                                                   2004   1.243       1.526            --
 DWS Income Allocation Subaccount (Class B) (8/04)................ 2006   1.054       1.069            --
                                                                   2005   1.040       1.054       454,145
                                                                   2004   1.005       1.040            --
 DWS Index 500 Subaccount (Class B) (7/03)........................ 2005   1.216       1.234            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2004   1.130       1.216            --
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   2.159       2.078            --
                                                                      2007   1.900       2.159       183,887
                                                                      2006   1.553       1.900       245,238
                                                                      2005   1.392       1.553       152,361
                                                                      2004   1.208       1.392            --
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.457       1.396            --
                                                                      2007   1.403       1.457       179,205
                                                                      2006   1.328       1.403       163,014
                                                                      2005   1.215       1.328        39,689
                                                                      2004   1.118       1.215            --
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.275       1.255            --
                                                                      2005   1.217       1.275        38,924
                                                                      2004   1.109       1.217            --
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.145       1.263            --
                                                                      2005   1.036       1.145       464,220
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.535       1.510            --
                                                                      2007   1.392       1.535        40,253
                                                                      2006   1.237       1.392       135,712
                                                                      2005   1.245       1.237       121,171
                                                                      2004   1.161       1.245            --
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.251       1.284            --
                                                                      2005   1.287       1.251        26,842
                                                                      2004   1.120       1.287            --
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.509       1.418            --
                                                                      2007   1.430       1.509         2,025
                                                                      2006   1.322       1.430         2,030
                                                                      2005   1.179       1.322            --
                                                                      2004   1.163       1.179            --
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.840       0.841            --
                                                                      2008   1.233       0.840       892,715
                                                                      2007   1.199       1.233     1,104,915
                                                                      2006   1.105       1.199     1,113,417
                                                                      2005   1.075       1.105     1,043,212
                                                                      2004   1.000       1.075            --
 DWS Money Market Subaccount (Class B) (7/03)........................ 2008   1.017       1.019            --
                                                                      2007   0.994       1.017        30,736
                                                                      2006   0.974       0.994        28,269
                                                                      2005   0.972       0.974       106,100
                                                                      2004   0.989       0.972            --
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)................ 2006   1.099       1.117            --
                                                                      2005   1.176       1.099        38,681
                                                                      2004   1.192       1.176            --
 DWS Small Cap Growth Subaccount (Class B) (7/03).................... 2008   1.355       1.180            --
                                                                      2007   1.309       1.355       474,138
                                                                      2006   1.277       1.309       468,609
                                                                      2005   1.223       1.277       199,762
                                                                      2004   1.131       1.223            --
 DWS Strategic Income Subaccount (Class B) (6/03).................... 2008   1.136       1.134            --
                                                                      2007   1.105       1.136       345,203
                                                                      2006   1.039       1.105       303,670
                                                                      2005   1.042       1.039       193,174
                                                                      2004   0.984       1.042            --
 DWS Technology Subaccount (Class B) (7/03).......................... 2010   1.092       1.127            --
                                                                      2009   0.698       1.092        59,051
                                                                      2008   1.332       0.698           891
                                                                      2007   1.196       1.332         2,939
                                                                      2006   1.217       1.196            --
                                                                      2005   1.205       1.217            --
                                                                      2004   1.214       1.205            --
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)............... 2008   1.814       1.686            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2007   1.482       1.814        58,737
                                                                                2006   1.426       1.482        58,501
                                                                                2005   1.311       1.426        58,464
                                                                                2004   1.211       1.311            --
 DWSII Global Growth Subaccount (Class B) (8/03)............................... 2013   1.584       1.884        42,930
                                                                                2012   1.370       1.584        35,082
                                                                                2011   1.642       1.370        37,933
                                                                                2010   1.482       1.642        98,633
                                                                                2009   1.058       1.482       145,926
                                                                                2008   2.074       1.058       131,501
                                                                                2007   2.004       2.074       104,731
                                                                                2006   1.580       2.004        58,127
                                                                                2005   1.318       1.580        60,612
                                                                                2004   1.178       1.318            --
 DWSII Government & Agency Securities Subaccount (Class B) (6/03).............. 2013   1.239       1.172        19,107
                                                                                2012   1.236       1.239        16,553
                                                                                2011   1.179       1.236        37,815
                                                                                2010   1.134       1.179        18,615
                                                                                2009   1.077       1.134        74,312
                                                                                2008   1.053       1.077       125,929
                                                                                2007   1.020       1.053        18,260
                                                                                2006   1.005       1.020        16,919
                                                                                2005   1.005       1.005        16,617
                                                                                2004   0.994       1.005            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *....................... 2013   1.748       1.870     1,589,520
                                                                                2012   1.534       1.748     1,759,081
                                                                                2011   1.532       1.534     1,841,239
                                                                                2010   1.352       1.532     1,884,532
                                                                                2009   0.943       1.352       150,158
                                                                                2008   1.267       0.943       150,682
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)...................... 2013   1.230       1.437       589,400
                                                                                2012   1.104       1.230       606,922
                                                                                2011   1.148       1.104       615,238
                                                                                2010   1.033       1.148       651,833
                                                                                2009   0.863       1.033       674,431
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................ 2013   1.257       1.549       404,376
                                                                                2012   1.111       1.257       411,008
                                                                                2011   1.181       1.111       459,239
                                                                                2010   1.046       1.181       768,602
                                                                                2009   0.853       1.046       761,717
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)...................... 2013   1.269       1.418       569,059
                                                                                2012   1.154       1.269       578,262
                                                                                2011   1.181       1.154       937,397
                                                                                2010   1.075       1.181       597,927
                                                                                2009   0.912       1.075       623,995
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   2.775       2.584        15,834
                                                                                2012   2.382       2.775         9,468
                                                                                2011   2.984       2.382        18,477
                                                                                2010   2.460       2.984        25,257
                                                                                2009   1.487       2.460        70,336
                                                                                2008   3.406       1.487        91,101
                                                                                2007   2.714       3.406       105,600
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2013   1.631       1.903       375,954
                                                                                2012   1.429       1.631       423,883
                                                                                2011   1.636       1.429       514,171
                                                                                2010   1.501       1.636       542,075
                                                                                2009   1.166       1.501       554,678
                                                                                2008   2.009       1.166       586,996
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.026       1.110            --
                                                                                2012   0.996       1.026       473,681
                                                                                2011   1.075       0.996       505,149
                                                                                2010   0.895       1.075       463,499
                                                                                2009   0.669       0.895       398,822
                                                                                2008   1.063       0.669       378,102
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................... 2013   1.421       1.767        31,049

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.199       1.421        20,088
                                                                          2011   1.338       1.199        20,132
                                                                          2010   1.243       1.338        56,305
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2013   1.539       1.527     4,100,327
                                                                          2012   1.412       1.539     4,565,747
                                                                          2011   1.395       1.412     4,867,441
                                                                          2010   1.273       1.395     5,177,999
                                                                          2009   0.980       1.273     5,102,042
                                                                          2008   1.137       0.980       329,828
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.307       1.363            --
                                                                          2012   1.188       1.307         9,839
                                                                          2011   1.349       1.188        55,447
                                                                          2010   1.150       1.349        55,462
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2013   0.978       1.279     1,476,445
                                                                          2012   0.847       0.978     1,661,874
                                                                          2011   0.902       0.847     1,844,292
                                                                          2010   0.788       0.902     2,043,400
                                                                          2009   0.681       0.788     2,318,149
                                                                          2008   1.029       0.681     2,720,214
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2013   1.667       2.227        28,711
                                                                          2012   1.499       1.667        31,740
                                                                          2011   1.558       1.499        79,966
                                                                          2010   1.247       1.558        70,993
                                                                          2009   0.877       1.247        71,392
                                                                          2008   1.421       0.877         2,019
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.535       1.652            --
                                                                          2012   1.480       1.535        48,549
                                                                          2011   1.635       1.480        54,313
                                                                          2010   1.314       1.635        67,978
                                                                          2009   0.913       1.314        82,046
                                                                          2008   1.679       0.913        90,301
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2013   1.158       1.122        26,214
                                                                          2012   1.104       1.158        39,356
                                                                          2011   1.061       1.104        42,742
                                                                          2010   1.004       1.061        31,816
                                                                          2009   0.940       1.004        34,505
                                                                          2008   0.997       0.940        36,886
 MSF BlackRock Diversified Subaccount (Class B) (4/08)................... 2013   1.268       1.493       210,848
                                                                          2012   1.157       1.268       231,420
                                                                          2011   1.142       1.157       242,909
                                                                          2010   1.067       1.142       251,274
                                                                          2009   0.933       1.067       260,748
                                                                          2008   1.194       0.933       260,760
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2013   1.245       1.605       300,209
                                                                          2012   1.117       1.245       410,422
                                                                          2011   1.119       1.117       499,323
                                                                          2010   1.050       1.119       668,261
                                                                          2009   0.966       1.050       922,531
                                                                          2008   1.424       0.966       967,675
 MSF BlackRock Money Market Subaccount (Class B) (4/08).................. 2013   1.673       1.637       241,776
                                                                          2012   1.711       1.673       110,205
                                                                          2011   1.749       1.711       201,535
                                                                          2010   1.788       1.749       276,214
                                                                          2009   1.823       1.788       162,301
                                                                          2008   1.823       1.823       308,330
 MSF Davis Venture Value Subaccount (Class B) (4/08)..................... 2013   1.317       1.718       218,182
                                                                          2012   1.196       1.317       292,890
                                                                          2011   1.277       1.196       424,988
                                                                          2010   1.168       1.277       574,961
                                                                          2009   0.907       1.168       968,483
                                                                          2008   1.478       0.907     1,002,523
 MSF FI Value Leaders Subaccount (Class B) (4/08) *...................... 2013   1.321       1.451            --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.20% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   1.170       1.321        69,424
                                                                        2011   1.277       1.170        71,404
                                                                        2010   1.143       1.277        73,801
                                                                        2009   0.961       1.143        72,167
                                                                        2008   1.487       0.961        71,921
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2013   1.662       1.971        44,379
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2013   1.104       1.422       904,807
                                                                        2012   0.978       1.104       985,031
                                                                        2011   0.984       0.978       744,065
                                                                        2010   0.878       0.984       878,891
                                                                        2009   0.713       0.878     1,033,347
                                                                        2008   1.102       0.713        14,539
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2013   1.116       1.296     1,688,527
                                                                        2012   1.025       1.116     1,660,269
                                                                        2011   1.026       1.025     1,802,616
                                                                        2010   0.955       1.026     1,854,385
                                                                        2009   0.825       0.955     2,276,123
                                                                        2008   1.087       0.825     1,231,684
                                                                        2007   1.067       1.087       562,973
                                                                        2006   1.003       1.067       104,293
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2013   1.511       2.005       116,346
                                                                        2012   1.327       1.511        69,730
                                                                        2011   1.346       1.327        78,290
                                                                        2010   1.237       1.346        83,313
                                                                        2009   1.048       1.237        84,767
                                                                        2008   1.509       1.048        68,219
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2013   1.117       1.388       441,462
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.154       1.567       115,776
                                                                        2012   0.994       1.154       130,480
                                                                        2011   1.030       0.994       197,401
                                                                        2010   0.902       1.030       296,460
                                                                        2009   0.645       0.902       386,707
                                                                        2008   1.061       0.645       395,142
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.370       1.722        71,720
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.555       2.194       381,437
                                                                        2012   1.372       1.555       467,633
                                                                        2011   1.382       1.372       580,971
                                                                        2010   1.049       1.382       733,074
                                                                        2009   0.774       1.049       999,289
                                                                        2008   1.182       0.774     1,087,541





                       SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25%
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)........... 2013   1.771       1.918         4,692
                                                                2012   1.748       1.771        12,095
                                                                2011   1.535       1.748        21,130
                                                                2010   1.477       1.535        43,365
                                                                2009   1.315       1.477        47,288
                                                                2008   1.988       1.315        48,450
                                                                2007   1.685       1.988        76,109
                                                                2006   1.374       1.685        51,225
                                                                2005   1.203       1.374        51,839
                                                                2004   1.000       1.203         7,136
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)........... 2006   1.076       1.080            --
                                                                2005   1.017       1.076       138,482
                                                                2004   1.000       1.017        49,391
 Alger Capital Appreciation Subaccount (Class S) (7/03)........ 2013   1.773       2.337        33,623

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.538       1.773        35,142
                                                                                   2011   1.583       1.538        36,255
                                                                                   2010   1.425       1.583        33,836
                                                                                   2009   0.967       1.425        34,333
                                                                                   2008   1.808       0.967        35,602
                                                                                   2007   1.388       1.808        92,604
                                                                                   2006   1.193       1.388        35,951
                                                                                   2005   1.069       1.193        36,717
                                                                                   2004   1.000       1.069        19,874
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)..................... 2009   0.696       0.889            --
                                                                                   2008   1.337       0.696        18,138
                                                                                   2007   1.424       1.337        21,118
                                                                                   2006   1.286       1.424        29,797
                                                                                   2005   1.133       1.286        20,278
                                                                                   2004   1.000       1.133            --
 Credit Suisse International Equity Flex III Subaccount (12/09)................... 2012   0.816       0.816            --
                                                                                   2011   0.984       0.816            --
                                                                                   2010   0.897       0.984        19,541
                                                                                   2009   0.895       0.897        19,159
 Credit Suisse Trust Emerging Markets Subaccount (7/03)........................... 2007   1.888       1.974            --
                                                                                   2006   1.457       1.888       131,038
                                                                                   2005   1.165       1.457       148,877
                                                                                   2004   1.000       1.165        81,525
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.242       1.216            --
                                                                                   2007   1.253       1.242       226,064
                                                                                   2006   1.190       1.253       246,208
                                                                                   2005   1.117       1.190       248,322
                                                                                   2004   1.000       1.117       193,170
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2013   1.188       1.556            --
                                                                                   2012   1.088       1.188            --
                                                                                   2011   1.105       1.088            --
                                                                                   2010   0.987       1.105            --
                                                                                   2009   0.756       0.987            --
                                                                                   2008   1.182       0.756            --
                                                                                   2007   1.125       1.182            --
                                                                                   2006   1.056       1.125            --
                                                                                   2005   1.045       1.056            --
                                                                                   2004   1.000       1.045            --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.161       1.102            --
                                                                                   2007   1.132       1.161         5,482
                                                                                   2006   1.005       1.132         5,489
                                                                                   2005   1.000       1.005        13,382
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   1.770       1.448       162,725
                                                                                   2006   1.320       1.770       194,962
                                                                                   2005   1.213       1.320       215,914
                                                                                   2004   1.000       1.213        73,241
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)............................................. 2008   1.028       0.998            --
                                                                                   2007   1.013       1.028        13,489
                                                                                   2006   0.993       1.013        14,347
                                                                                   2005   1.000       0.993            --
 DWS Global Opportunities Subaccount (Class B) (7/03)............................. 2010   1.233       1.320            --
                                                                                   2009   0.854       1.233       106,752
                                                                                   2008   1.753       0.854       110,860
                                                                                   2007   1.646       1.753        96,537
                                                                                   2006   1.381       1.646       111,830
                                                                                   2005   1.197       1.381       123,658
                                                                                   2004   1.000       1.197       101,738
 DWS Growth & Income Subaccount (Class B) (6/03).................................. 2008   1.224       1.147            --
                                                                                   2007   1.239       1.224       687,409
                                                                                   2006   1.119       1.239       820,431
                                                                                   2005   1.082       1.119       624,279
                                                                                   2004   1.000       1.082       526,405

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
 DWS Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.176       1.319            --
                                                                   2010   1.117       1.176        51,673
                                                                   2009   0.938       1.117        49,990
                                                                   2008   1.254       0.938        58,291
                                                                   2007   1.136       1.254        49,521
                                                                   2006   1.099       1.136        61,620
                                                                   2005   1.040       1.099        78,445
                                                                   2004   1.000       1.040        71,153
 DWS I Capital Growth Subaccount (Class B) (7/03)................. 2013   1.257       1.650       109,601
                                                                   2012   1.112       1.257       122,617
                                                                   2011   1.195       1.112       165,771
                                                                   2010   1.050       1.195       219,346
                                                                   2009   0.849       1.050       240,945
                                                                   2008   1.300       0.849       236,780
                                                                   2007   1.186       1.300       226,677
                                                                   2006   1.121       1.186       220,990
                                                                   2005   1.056       1.121       109,916
                                                                   2004   1.000       1.056        19,922
 DWS International Subaccount (Class B) (7/03).................... 2008   1.766       1.687            --
                                                                   2007   1.581       1.766       162,239
                                                                   2006   1.289       1.581       146,002
                                                                   2005   1.139       1.289        57,399
                                                                   2004   1.000       1.139        36,920
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.222       1.342            --
                                                                   2005   1.104       1.222         8,849
                                                                   2004   1.000       1.104           729
 DWS Balanced Subaccount (Class B) (7/03)......................... 2008   1.152       1.118            --
                                                                   2007   1.128       1.152       420,289
                                                                   2006   1.051       1.128       438,709
                                                                   2005   1.034       1.051       509,695
                                                                   2004   1.000       1.034       375,718
 DWS Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.355       1.267            --
                                                                   2007   1.344       1.355       228,413
                                                                   2006   1.193       1.344       236,007
                                                                   2005   1.112       1.193       229,714
                                                                   2004   1.000       1.112       148,845
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.886       0.891            --
                                                                   2008   1.175       0.886       141,032
                                                                   2007   1.148       1.175       529,164
                                                                   2006   1.079       1.148       550,100
                                                                   2005   1.057       1.079       355,797
                                                                   2004   1.002       1.057            --
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.022       0.984            --
                                                                   2007   1.008       1.022       349,401
                                                                   2006   0.992       1.008       540,813
                                                                   2005   0.996       0.992       386,789
                                                                   2004   1.000       0.996       262,027
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.300       1.258            --
                                                                   2007   1.277       1.300       569,448
                                                                   2006   1.142       1.277       553,736
                                                                   2005   1.069       1.142       534,266
                                                                   2004   1.000       1.069       215,916
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.033       1.078            --
                                                                   2005   1.062       1.033        84,350
                                                                   2004   1.000       1.062        70,489
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.297       1.234            --
                                                                   2007   1.356       1.297       645,430
                                                                   2006   1.173       1.356       630,452
                                                                   2005   1.116       1.173       448,703
                                                                   2004   1.000       1.116       172,392
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.126       1.345            --
                                                                   2005   1.053       1.126        78,032
                                                                   2004   1.000       1.053            --
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.825       0.825            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2008   1.289       0.825       517,049
                                                                      2007   1.249       1.289       674,640
                                                                      2006   1.134       1.249       645,164
                                                                      2005   1.094       1.134       645,278
                                                                      2004   1.016       1.094       245,258
 DWS High Income Subaccount (Class B) (6/03)......................... 2008   1.162       1.146            --
                                                                      2007   1.182       1.162       193,432
                                                                      2006   1.098       1.182       172,871
                                                                      2005   1.085       1.098       168,760
                                                                      2004   1.000       1.085        92,252
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03).............. 2013   1.531       2.017       106,944
                                                                      2012   1.381       1.531       122,158
                                                                      2011   1.508       1.381       135,599
                                                                      2010   1.258       1.508       200,254
                                                                      2009   0.995       1.258       230,183
                                                                      2008   1.534       0.995       260,145
                                                                      2007   1.529       1.534       303,493
                                                                      2006   1.255       1.529       285,396
                                                                      2005   1.169       1.255       294,240
                                                                      2004   1.000       1.169       167,464
 DWS Income Allocation Subaccount (Class B) (8/04)................... 2006   1.053       1.068            --
                                                                      2005   1.040       1.053       168,575
                                                                      2004   1.005       1.040            --
 DWS Index 500 Subaccount (Class B) (7/03)........................... 2005   1.087       1.102            --
                                                                      2004   1.000       1.087        28,239
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   1.783       1.717            --
                                                                      2007   1.570       1.783       229,894
                                                                      2006   1.284       1.570       251,879
                                                                      2005   1.152       1.284       222,822
                                                                      2004   1.000       1.152       160,814
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.320       1.265            --
                                                                      2007   1.271       1.320       112,444
                                                                      2006   1.204       1.271       146,676
                                                                      2005   1.102       1.204       164,141
                                                                      2004   1.000       1.102       130,633
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.161       1.143            --
                                                                      2005   1.109       1.161         9,317
                                                                      2004   1.000       1.109            --
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.144       1.262            --
                                                                      2005   1.036       1.144       200,092
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.331       1.310            --
                                                                      2007   1.208       1.331       102,151
                                                                      2006   1.074       1.208       103,461
                                                                      2005   1.082       1.074       105,490
                                                                      2004   1.000       1.082        35,381
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.110       1.138            --
                                                                      2005   1.142       1.110       148,023
                                                                      2004   1.000       1.142        99,647
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.337       1.256            --
                                                                      2007   1.267       1.337            --
                                                                      2006   1.172       1.267            --
                                                                      2005   1.045       1.172            --
                                                                      2004   1.000       1.045            --
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.838       0.839            --
                                                                      2008   1.231       0.838     2,036,615
                                                                      2007   1.198       1.231     2,108,019
                                                                      2006   1.104       1.198     3,205,353
                                                                      2005   1.075       1.104     4,632,739
                                                                      2004   1.000       1.075       319,936
 DWS Money Market Subaccount (Class B) (7/03)........................ 2008   1.030       1.033            --
                                                                      2007   1.007       1.030       143,677
                                                                      2006   0.988       1.007        78,118
                                                                      2005   0.987       0.988        80,939
                                                                      2004   1.000       0.987        71,280

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 DWS Oak Strategic Equity Subaccount (Class B) (7/03).................... 2006   0.949       0.965            --
                                                                          2005   1.016       0.949       124,899
                                                                          2004   1.000       1.016        56,739
 DWS Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.180       1.027            --
                                                                          2007   1.141       1.180       122,459
                                                                          2006   1.113       1.141       128,193
                                                                          2005   1.067       1.113       128,043
                                                                          2004   1.000       1.067       119,412
 DWS Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.152       1.150            --
                                                                          2007   1.121       1.152       312,806
                                                                          2006   1.055       1.121       336,181
                                                                          2005   1.058       1.055       333,217
                                                                          2004   1.000       1.058       150,723
 DWS Technology Subaccount (Class B) (7/03).............................. 2010   0.946       0.976            --
                                                                          2009   0.605       0.946        47,068
                                                                          2008   1.155       0.605        41,652
                                                                          2007   1.038       1.155        39,848
                                                                          2006   1.057       1.038        42,079
                                                                          2005   1.047       1.057        25,052
                                                                          2004   1.000       1.047        34,735
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.519       1.411            --
                                                                          2007   1.242       1.519        58,864
                                                                          2006   1.196       1.242        66,585
                                                                          2005   1.099       1.196        47,285
                                                                          2004   1.000       1.099        52,753
 DWSII Global Growth Subaccount (Class B) (8/03)......................... 2013   1.347       1.601        20,621
                                                                          2012   1.166       1.347        20,624
                                                                          2011   1.397       1.166        20,946
                                                                          2010   1.262       1.397        45,004
                                                                          2009   0.901       1.262        48,109
                                                                          2008   1.768       0.901        51,155
                                                                          2007   1.709       1.768        59,922
                                                                          2006   1.348       1.709        53,272
                                                                          2005   1.125       1.348        75,661
                                                                          2004   1.000       1.125        46,740
 DWSII Government & Agency Securities Subaccount (Class B) (6/03)........ 2013   1.229       1.163       222,892
                                                                          2012   1.227       1.229       218,430
                                                                          2011   1.171       1.227       222,512
                                                                          2010   1.128       1.171       249,533
                                                                          2009   1.071       1.128       248,013
                                                                          2008   1.048       1.071       247,991
                                                                          2007   1.016       1.048        93,322
                                                                          2006   1.001       1.016        93,775
                                                                          2005   1.002       1.001       115,039
                                                                          2004   1.000       1.002       105,052
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................. 2013   1.581       1.690        54,436
                                                                          2012   1.388       1.581        58,450
                                                                          2011   1.387       1.388        75,532
                                                                          2010   1.225       1.387       135,492
                                                                          2009   0.854       1.225       142,200
                                                                          2008   1.149       0.854       142,946
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)................ 2013   1.225       1.430     1,057,407
                                                                          2012   1.100       1.225     1,277,626
                                                                          2011   1.144       1.100     1,686,375
                                                                          2010   1.030       1.144     1,868,138
                                                                          2009   0.861       1.030     1,879,175
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................. 2013   1.252       1.541       137,253
                                                                          2012   1.107       1.252       137,291
                                                                          2011   1.177       1.107       150,527
                                                                          2010   1.043       1.177       285,001
                                                                          2009   0.851       1.043       285,200
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)................ 2013   1.264       1.412        95,745
                                                                          2012   1.150       1.264       115,496
                                                                          2011   1.178       1.150       132,927
                                                                          2010   1.072       1.178       130,828
                                                                          2009   0.910       1.072       146,789

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   1.999       1.861        47,846
                                                                                2012   1.717       1.999        47,191
                                                                                2011   2.152       1.717        43,187
                                                                                2010   1.775       2.152        82,518
                                                                                2009   1.073       1.775       102,636
                                                                                2008   2.460       1.073       100,612
                                                                                2007   1.961       2.460       102,765
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2013   1.393       1.624       123,988
                                                                                2012   1.221       1.393       183,252
                                                                                2011   1.398       1.221       185,757
                                                                                2010   1.284       1.398       246,499
                                                                                2009   0.998       1.284       285,027
                                                                                2008   1.719       0.998       327,394
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.022       1.105            --
                                                                                2012   0.993       1.022       169,411
                                                                                2011   1.072       0.993       186,468
                                                                                2010   0.893       1.072       223,296
                                                                                2009   0.667       0.893       229,127
                                                                                2008   1.061       0.667       251,501
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................... 2013   1.238       1.538        58,203
                                                                                2012   1.045       1.238        72,319
                                                                                2011   1.167       1.045        83,886
                                                                                2010   1.084       1.167       107,284
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 2013   1.557       1.544       294,705
                                                                                2012   1.429       1.557       324,350
                                                                                2011   1.413       1.429       312,669
                                                                                2010   1.289       1.413       312,156
                                                                                2009   0.993       1.289       315,972
                                                                                2008   1.153       0.993       246,519
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 2013   1.130       1.179            --
                                                                                2012   1.028       1.130        28,009
                                                                                2011   1.168       1.028        26,292
                                                                                2010   0.996       1.168        32,854
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 2013   0.974       1.275         1,603
                                                                                2012   0.845       0.974         1,608
                                                                                2011   0.900       0.845         1,614
                                                                                2010   0.787       0.900         1,620
                                                                                2009   0.680       0.787         1,628
                                                                                2008   1.028       0.680         1,635
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 2013   1.473       1.967         3,209
                                                                                2012   1.325       1.473         3,598
                                                                                2011   1.378       1.325         3,602
                                                                                2010   1.104       1.378            --
                                                                                2009   0.776       1.104            --
                                                                                2008   1.258       0.776            --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 2013   1.282       1.379            --
                                                                                2012   1.237       1.282        19,368
                                                                                2011   1.367       1.237        23,610
                                                                                2010   1.099       1.367        52,265
                                                                                2009   0.764       1.099        66,803
                                                                                2008   1.406       0.764        71,882
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)......................... 2013   1.144       1.107        69,604
                                                                                2012   1.090       1.144       387,864
                                                                                2011   1.049       1.090       409,574
                                                                                2010   0.993       1.049       482,870
                                                                                2009   0.930       0.993       581,539
                                                                                2008   0.987       0.930       291,439
 MSF BlackRock Diversified Subaccount (Class B) (4/08)......................... 2013   1.183       1.391       302,371
                                                                                2012   1.079       1.183       302,981
                                                                                2011   1.065       1.079       286,511
                                                                                2010   0.997       1.065       289,818
                                                                                2009   0.871       0.997       321,730
                                                                                2008   1.116       0.871       358,636
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)..................... 2013   1.073       1.382       144,568

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   0.963       1.073       242,826
                                                                        2011   0.965       0.963       311,281
                                                                        2010   0.906       0.965       377,001
                                                                        2009   0.834       0.906       438,241
                                                                        2008   1.230       0.834       556,082
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................ 2013   1.360       1.330       108,099
                                                                        2012   1.391       1.360       111,793
                                                                        2011   1.423       1.391       119,671
                                                                        2010   1.455       1.423       141,665
                                                                        2009   1.484       1.455       145,399
                                                                        2008   1.485       1.484       394,897
 MSF Davis Venture Value Subaccount (Class B) (4/08)................... 2013   1.113       1.452       150,730
                                                                        2012   1.011       1.113       230,736
                                                                        2011   1.080       1.011       255,137
                                                                        2010   0.989       1.080       431,153
                                                                        2009   0.768       0.989       499,529
                                                                        2008   1.252       0.768       495,709
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2013   1.122       1.232            --
                                                                        2012   0.994       1.122       193,823
                                                                        2011   1.086       0.994       186,548
                                                                        2010   0.972       1.086       224,267
                                                                        2009   0.818       0.972       224,757
                                                                        2008   1.266       0.818       224,441
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2013   1.388       1.646        11,949
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2013   1.100       1.417           982
                                                                        2012   0.975       1.100           985
                                                                        2011   0.981       0.975           989
                                                                        2010   0.876       0.981           993
                                                                        2009   0.712       0.876           997
                                                                        2008   1.100       0.712            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2013   1.113       1.291        90,414
                                                                        2012   1.023       1.113       104,902
                                                                        2011   1.024       1.023       113,808
                                                                        2010   0.953       1.024       121,799
                                                                        2009   0.824       0.953       131,336
                                                                        2008   1.086       0.824       134,127
                                                                        2007   1.067       1.086       193,463
                                                                        2006   1.003       1.067       352,660
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2013   1.307       1.734       218,172
                                                                        2012   1.149       1.307        78,061
                                                                        2011   1.166       1.149        93,200
                                                                        2010   1.072       1.166       116,648
                                                                        2009   0.908       1.072       117,483
                                                                        2008   1.308       0.908       119,806
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2013   1.113       1.382       104,748
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.150       1.561            --
                                                                        2012   0.992       1.150        44,052
                                                                        2011   1.028       0.992        69,300
                                                                        2010   0.901       1.028        95,479
                                                                        2009   0.644       0.901        93,761
                                                                        2008   1.060       0.644       127,177
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.185       1.489        58,410
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.194       1.682        34,920
                                                                        2012   1.053       1.194        89,619
                                                                        2011   1.062       1.053       104,398
                                                                        2010   0.806       1.062       145,734
                                                                        2009   0.595       0.806       145,314
                                                                        2008   0.909       0.595       146,797

                                 SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03).............................. 2013   1.885       2.040       127,357
                                                                                   2012   1.862       1.885       131,979
                                                                                   2011   1.636       1.862       119,718
                                                                                   2010   1.575       1.636       111,843
                                                                                   2009   1.402       1.575       108,394
                                                                                   2008   2.121       1.402       201,199
                                                                                   2007   1.799       2.121       169,321
                                                                                   2006   1.467       1.799       169,104
                                                                                   2005   1.285       1.467       198,034
                                                                                   2004   1.064       1.285        55,788
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03).............................. 2006   1.142       1.146            --
                                                                                   2005   1.080       1.142       312,033
                                                                                   2004   1.060       1.080       298,766
 Alger Capital Appreciation Subaccount (Class S) (7/03)........................... 2013   1.949       2.567       135,346
                                                                                   2012   1.692       1.949       136,730
                                                                                   2011   1.742       1.692       139,582
                                                                                   2010   1.569       1.742       134,784
                                                                                   2009   1.065       1.569        49,502
                                                                                   2008   1.992       1.065        64,501
                                                                                   2007   1.530       1.992        69,538
                                                                                   2006   1.316       1.530        57,825
                                                                                   2005   1.180       1.316        63,019
                                                                                   2004   1.119       1.180        70,159
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)..................... 2009   0.874       1.115            --
                                                                                   2008   1.679       0.874       148,217
                                                                                   2007   1.789       1.679       177,086
                                                                                   2006   1.617       1.789       190,000
                                                                                   2005   1.425       1.617       165,569
                                                                                   2004   1.236       1.425        51,243
 Credit Suisse International Equity Flex III Subaccount (12/09)................... 2012   1.023       1.023            --
                                                                                   2011   1.235       1.023            --
                                                                                   2010   1.126       1.235        81,331
                                                                                   2009   1.123       1.126        83,236
 Credit Suisse Trust Emerging Markets Subaccount (7/03)........................... 2007   2.603       2.721            --
                                                                                   2006   2.010       2.603       192,176
                                                                                   2005   1.608       2.010       187,979
                                                                                   2004   1.317       1.608        83,528
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.449       1.419            --
                                                                                   2007   1.463       1.449       410,311
                                                                                   2006   1.390       1.463       443,425
                                                                                   2005   1.305       1.390       472,085
                                                                                   2004   1.169       1.305       464,512
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2013   1.316       1.724         1,578
                                                                                   2012   1.206       1.316         1,614
                                                                                   2011   1.226       1.206         1,618
                                                                                   2010   1.095       1.226         1,623
                                                                                   2009   0.840       1.095         1,719
                                                                                   2008   1.314       0.840         2,118
                                                                                   2007   1.251       1.314         2,508
                                                                                   2006   1.175       1.251         2,512
                                                                                   2005   1.163       1.175         2,517
                                                                                   2004   1.123       1.163         2,522
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.159       1.100            --
                                                                                   2007   1.131       1.159     3,422,913
                                                                                   2006   1.005       1.131     3,429,682
                                                                                   2005   1.000       1.005     3,459,838
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   2.164       1.769       819,062
                                                                                   2006   1.614       2.164       828,138
                                                                                   2005   1.484       1.614       904,787
                                                                                   2004   1.162       1.484       562,916
DWS Variable Series I

                  SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                            UNIT      UNIT     NUMBER OF
                                                                           VALUE      VALUE      UNITS
                                                                             AT        AT     OUTSTANDING
                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                    YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------- ------ ----------- -------- ------------
 DWS Bond Subaccount (Class B) (6/05)........................... 2008   1.027       0.997            --
                                                                 2007   1.013       1.027       139,447
                                                                 2006   0.993       1.013        84,716
                                                                 2005   1.000       0.993            --
 DWS Global Opportunities Subaccount (Class B) (7/03)........... 2010   1.547       1.656            --
                                                                 2009   1.072       1.547       135,437
                                                                 2008   2.201       1.072       191,619
                                                                 2007   2.069       2.201       220,266
                                                                 2006   1.737       2.069       228,663
                                                                 2005   1.505       1.737       233,672
                                                                 2004   1.251       1.505       137,739
 DWS Growth & Income Subaccount (Class B) (6/03)................ 2008   1.363       1.277            --
                                                                 2007   1.381       1.363       771,975
                                                                 2006   1.248       1.381       811,649
                                                                 2005   1.207       1.248       723,428
                                                                 2004   1.125       1.207       568,447
 DWS Health Care VIP Subaccount (Class B) (6/03)................ 2011   1.348       1.512            --
                                                                 2010   1.281       1.348       162,691
                                                                 2009   1.076       1.281       176,328
                                                                 2008   1.440       1.076       182,275
                                                                 2007   1.305       1.440       258,331
                                                                 2006   1.263       1.305       266,851
                                                                 2005   1.196       1.263       250,052
                                                                 2004   1.121       1.196       274,372
 DWS I Capital Growth Subaccount (Class B) (7/03)............... 2013   1.387       1.818       297,521
                                                                 2012   1.227       1.387       486,243
                                                                 2011   1.319       1.227       662,016
                                                                 2010   1.160       1.319       541,726
                                                                 2009   0.938       1.160       581,418
                                                                 2008   1.438       0.938       575,939
                                                                 2007   1.311       1.438       660,489
                                                                 2006   1.241       1.311       710,137
                                                                 2005   1.170       1.241       431,425
                                                                 2004   1.113       1.170        13,201
 DWS International Subaccount (Class B) (7/03).................. 2008   2.079       1.986            --
                                                                 2007   1.862       2.079       297,231
                                                                 2006   1.519       1.862       310,121
                                                                 2005   1.343       1.519       282,498
                                                                 2004   1.182       1.343       284,429
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................. 2006   1.414       1.551            --
                                                                 2005   1.277       1.414        34,622
                                                                 2004   1.173       1.277        40,914
 DWS Balanced Subaccount (Class B) (7/03)....................... 2008   1.227       1.190            --
                                                                 2007   1.202       1.227       370,418
                                                                 2006   1.120       1.202       369,715
                                                                 2005   1.103       1.120       369,179
                                                                 2004   1.061       1.103        95,571
 DWS Blue Chip Subaccount (Class B) (6/03)...................... 2008   1.584       1.481            --
                                                                 2007   1.572       1.584       264,553
                                                                 2006   1.396       1.572       278,057
                                                                 2005   1.302       1.396       328,171
                                                                 2004   1.153       1.302       323,540
 DWS Conservative Allocation Subaccount (Class B) (8/04)........ 2009   0.884       0.889            --
                                                                 2008   1.173       0.884       663,907
                                                                 2007   1.146       1.173       793,755
                                                                 2006   1.078       1.146     1,438,389
                                                                 2005   1.057       1.078     1,073,774
                                                                 2004   1.002       1.057       591,288
 DWS Core Fixed Income Subaccount (Class B) (6/03).............. 2008   1.028       0.989            --
                                                                 2007   1.014       1.028       782,181
                                                                 2006   0.999       1.014       717,534
                                                                 2005   1.003       0.999       793,523
                                                                 2004   0.986       1.003       748,446
 DWS Davis Venture Value Subaccount (Class B) (7/03)............ 2008   1.528       1.477            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2007   1.501       1.528       317,812
                                                                      2006   1.343       1.501       306,553
                                                                      2005   1.258       1.343       428,127
                                                                      2004   1.156       1.258       357,861
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........... 2006   1.195       1.246            --
                                                                      2005   1.228       1.195       231,877
                                                                      2004   1.127       1.228       202,183
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........... 2008   1.495       1.422            --
                                                                      2007   1.564       1.495       914,202
                                                                      2006   1.354       1.564       936,267
                                                                      2005   1.288       1.354       528,628
                                                                      2004   1.160       1.288       477,347
 DWS Foreign Value Subaccount (Class B) (11/04)...................... 2006   1.126       1.344            --
                                                                      2005   1.053       1.126        72,702
                                                                      2004   1.000       1.053        28,525
 DWS Growth Allocation Subaccount (Class B) (9/04)................... 2009   0.823       0.823            --
                                                                      2008   1.287       0.823     2,677,907
                                                                      2007   1.248       1.287     2,719,667
                                                                      2006   1.133       1.248     2,761,331
                                                                      2005   1.094       1.133     1,737,173
                                                                      2004   1.016       1.094       251,633
 DWS High Income Subaccount (Class B) (6/03)......................... 2008   1.275       1.258            --
                                                                      2007   1.298       1.275       338,540
                                                                      2006   1.206       1.298       354,517
                                                                      2005   1.193       1.206       467,383
                                                                      2004   1.090       1.193       460,712
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03).............. 2013   1.988       2.617       130,473
                                                                      2012   1.795       1.988       167,253
                                                                      2011   1.960       1.795       203,470
                                                                      2010   1.635       1.960       247,921
                                                                      2009   1.294       1.635       246,343
                                                                      2008   1.997       1.294       326,420
                                                                      2007   1.991       1.997       411,910
                                                                      2006   1.635       1.991       420,352
                                                                      2005   1.524       1.635       465,339
                                                                      2004   1.242       1.524       349,099
 DWS Income Allocation Subaccount (Class B) (8/04)................... 2006   1.052       1.067            --
                                                                      2005   1.040       1.052       257,828
                                                                      2004   1.005       1.040            --
 DWS Index 500 Subaccount (Class B) (7/03)........................... 2005   1.214       1.231            --
                                                                      2004   1.130       1.214     2,811,601
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   2.149       2.068            --
                                                                      2007   1.893       2.149       511,102
                                                                      2006   1.549       1.893       527,028
                                                                      2005   1.390       1.549       518,709
                                                                      2004   1.207       1.390       270,382
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.451       1.390            --
                                                                      2007   1.398       1.451       199,443
                                                                      2006   1.324       1.398       237,623
                                                                      2005   1.213       1.324       258,807
                                                                      2004   1.117       1.213       191,606
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.272       1.251            --
                                                                      2005   1.215       1.272        36,480
                                                                      2004   1.108       1.215        17,204
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.143       1.261            --
                                                                      2005   1.036       1.143            --
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.528       1.503            --
                                                                      2007   1.387       1.528       479,859
                                                                      2006   1.234       1.387       502,745
                                                                      2005   1.243       1.234       514,974
                                                                      2004   1.160       1.243       453,213
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.248       1.279            --
                                                                      2005   1.285       1.248       349,432
                                                                      2004   1.120       1.285       289,324

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 DWS Mid Cap Growth Subaccount (Class B) (8/03).......................... 2008   1.503       1.411            --
                                                                          2007   1.425       1.503         2,301
                                                                          2006   1.319       1.425         7,682
                                                                          2005   1.177       1.319        19,357
                                                                          2004   1.162       1.177         2,317
 DWS Moderate Allocation Subaccount (Class B) (8/04)..................... 2009   0.836       0.837            --
                                                                          2008   1.229       0.836       573,958
                                                                          2007   1.196       1.229       854,462
                                                                          2006   1.103       1.196       644,247
                                                                          2005   1.075       1.103       670,314
                                                                          2004   0.999       1.075       293,834
 DWS Money Market Subaccount (Class B) (7/03)............................ 2008   1.012       1.014            --
                                                                          2007   0.990       1.012       393,191
                                                                          2006   0.972       0.990       360,375
                                                                          2005   0.971       0.972       307,283
                                                                          2004   0.988       0.971     1,736,779
 DWS Oak Strategic Equity Subaccount (Class B) (7/03).................... 2006   1.096       1.114            --
                                                                          2005   1.174       1.096       226,814
                                                                          2004   1.191       1.174       163,532
 DWS Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.349       1.174            --
                                                                          2007   1.305       1.349       248,986
                                                                          2006   1.274       1.305       289,034
                                                                          2005   1.221       1.274       323,601
                                                                          2004   1.130       1.221       151,781
 DWS Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.131       1.129            --
                                                                          2007   1.101       1.131       412,080
                                                                          2006   1.036       1.101       434,480
                                                                          2005   1.040       1.036       466,061
                                                                          2004   0.983       1.040       388,986
 DWS Technology Subaccount (Class B) (7/03).............................. 2010   1.085       1.119            --
                                                                          2009   0.694       1.085       131,204
                                                                          2008   1.326       0.694       174,196
                                                                          2007   1.192       1.326       174,458
                                                                          2006   1.214       1.192       209,019
                                                                          2005   1.203       1.214       239,428
                                                                          2004   1.213       1.203       253,631
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.806       1.677            --
                                                                          2007   1.477       1.806       293,473
                                                                          2006   1.423       1.477       334,551
                                                                          2005   1.309       1.423       306,904
                                                                          2004   1.210       1.309       196,566
 DWSII Global Growth Subaccount (Class B) (8/03)......................... 2013   1.569       1.865       100,139
                                                                          2012   1.359       1.569       109,609
                                                                          2011   1.629       1.359       116,151
                                                                          2010   1.472       1.629       137,730
                                                                          2009   1.052       1.472       157,076
                                                                          2008   2.065       1.052       263,464
                                                                          2007   1.996       2.065       350,756
                                                                          2006   1.576       1.996       335,545
                                                                          2005   1.316       1.576       318,203
                                                                          2004   1.178       1.316       149,851
 DWSII Government & Agency Securities Subaccount (Class B) (6/03)........ 2013   1.227       1.160        86,722
                                                                          2012   1.225       1.227       158,472
                                                                          2011   1.170       1.225       120,156
                                                                          2010   1.127       1.170       172,178
                                                                          2009   1.071       1.127       168,863
                                                                          2008   1.048       1.071       200,936
                                                                          2007   1.017       1.048       177,792
                                                                          2006   1.003       1.017       166,095
                                                                          2005   1.004       1.003       234,498
                                                                          2004   0.994       1.004       231,867
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................. 2013   1.731       1.850     1,119,376

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.520       1.731     1,343,188
                                                                                2011   1.520       1.520     1,640,574
                                                                                2010   1.344       1.520     1,528,073
                                                                                2009   0.938       1.344       336,233
                                                                                2008   1.261       0.938       293,045
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)...................... 2013   1.220       1.423       379,738
                                                                                2012   1.095       1.220       494,661
                                                                                2011   1.140       1.095       690,524
                                                                                2010   1.027       1.140       584,325
                                                                                2009   0.859       1.027       512,846
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................ 2013   1.247       1.534     1,054,666
                                                                                2012   1.103       1.247     1,103,219
                                                                                2011   1.174       1.103     1,132,042
                                                                                2010   1.040       1.174     1,266,478
                                                                                2009   0.849       1.040     2,451,208
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)...................... 2013   1.259       1.405     1,525,557
                                                                                2012   1.146       1.259     1,663,729
                                                                                2011   1.174       1.146     1,677,571
                                                                                2010   1.069       1.174     1,688,257
                                                                                2009   0.908       1.069       725,480
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   2.748       2.557        53,469
                                                                                2012   2.361       2.748        58,454
                                                                                2011   2.962       2.361        60,944
                                                                                2010   2.444       2.962        83,099
                                                                                2009   1.478       2.444        80,788
                                                                                2008   3.391       1.478       152,237
                                                                                2007   2.704       3.391       183,443
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2013   1.762       2.054       415,429
                                                                                2012   1.545       1.762       498,479
                                                                                2011   1.771       1.545       540,687
                                                                                2010   1.627       1.771       574,162
                                                                                2009   1.265       1.627       564,512
                                                                                2008   2.180       1.265       655,778
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.018       1.101            --
                                                                                2012   0.990       1.018       336,292
                                                                                2011   1.069       0.990       447,407
                                                                                2010   0.890       1.069       576,675
                                                                                2009   0.666       0.890       666,203
                                                                                2008   1.060       0.666       700,535
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................... 2013   1.534       1.906       101,488
                                                                                2012   1.296       1.534        98,263
                                                                                2011   1.447       1.296       118,067
                                                                                2010   1.345       1.447       159,806
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 2013   1.524       1.511     1,363,441
                                                                                2012   1.400       1.524     1,512,121
                                                                                2011   1.384       1.400     1,675,210
                                                                                2010   1.264       1.384     1,803,608
                                                                                2009   0.975       1.264     1,734,673
                                                                                2008   1.131       0.975       383,859
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 2013   1.294       1.350            --
                                                                                2012   1.178       1.294        65,570
                                                                                2011   1.339       1.178        93,346
                                                                                2010   1.142       1.339       111,362
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 2013   0.971       1.270       560,071
                                                                                2012   0.842       0.971       642,796
                                                                                2011   0.898       0.842       696,907
                                                                                2010   0.785       0.898       754,357
                                                                                2009   0.679       0.785       837,753
                                                                                2008   1.027       0.679       892,095
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 2013   1.651       2.204         8,017
                                                                                2012   1.486       1.651        21,589
                                                                                2011   1.546       1.486        10,287
                                                                                2010   1.239       1.546        31,512
                                                                                2009   0.872       1.239        23,249
                                                                                2008   1.414       0.872         2,368

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........... 2013   1.520       1.636            --
                                                                   2012   1.467       1.520       135,463
                                                                   2011   1.623       1.467       151,247
                                                                   2010   1.306       1.623       166,047
                                                                   2009   0.908       1.306       186,841
                                                                   2008   1.671       0.908       283,126
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)............ 2013   1.147       1.110       368,503
                                                                   2012   1.094       1.147       749,360
                                                                   2011   1.053       1.094       842,398
                                                                   2010   0.997       1.053       923,427
                                                                   2009   0.935       0.997       888,721
                                                                   2008   0.992       0.935       798,731
 MSF BlackRock Diversified Subaccount (Class B) (4/08)............ 2013   1.256       1.477       279,621
                                                                   2012   1.147       1.256       339,633
                                                                   2011   1.133       1.147       358,017
                                                                   2010   1.060       1.133       455,176
                                                                   2009   0.927       1.060       445,369
                                                                   2008   1.189       0.927       433,559
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)........ 2013   1.233       1.588       305,010
                                                                   2012   1.107       1.233       329,316
                                                                   2011   1.110       1.107       451,116
                                                                   2010   1.043       1.110       534,762
                                                                   2009   0.961       1.043       598,084
                                                                   2008   1.417       0.961       693,545
 MSF BlackRock Money Market Subaccount (Class B) (4/08)........... 2013   1.657       1.620     1,120,300
                                                                   2012   1.696       1.657     1,188,472
                                                                   2011   1.736       1.696     1,210,301
                                                                   2010   1.776       1.736     1,100,826
                                                                   2009   1.813       1.776     1,153,377
                                                                   2008   1.814       1.813       836,802
 MSF Davis Venture Value Subaccount (Class B) (4/08).............. 2013   1.304       1.700       313,025
                                                                   2012   1.185       1.304       473,982
                                                                   2011   1.267       1.185       520,806
                                                                   2010   1.161       1.267       564,480
                                                                   2009   0.902       1.161       539,826
                                                                   2008   1.471       0.902       574,824
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............... 2013   1.309       1.437            --
                                                                   2012   1.160       1.309       119,370
                                                                   2011   1.268       1.160       152,558
                                                                   2010   1.135       1.268       165,046
                                                                   2009   0.956       1.135       180,035
                                                                   2008   1.480       0.956       224,254
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13).......... 2013   1.646       1.950       110,159
 MSF MetLife Stock Index Subaccount (Class B) (4/08).............. 2013   1.096       1.411     1,089,634
                                                                   2012   0.972       1.096     1,090,098
                                                                   2011   0.978       0.972     1,222,586
                                                                   2010   0.874       0.978     1,315,224
                                                                   2009   0.711       0.874     1,424,412
                                                                   2008   1.099       0.711     1,179,703
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)........ 2013   1.109       1.286       194,842
                                                                   2012   1.020       1.109       274,579
                                                                   2011   1.021       1.020       370,833
                                                                   2010   0.952       1.021       417,631
                                                                   2009   0.823       0.952       377,004
                                                                   2008   1.085       0.823       237,057
                                                                   2007   1.066       1.085       467,325
                                                                   2006   1.003       1.066       350,023
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08)............... 2013   1.497       1.984       181,519
                                                                   2012   1.316       1.497       163,330
                                                                   2011   1.336       1.316       174,013
                                                                   2010   1.229       1.336       208,657
                                                                   2009   1.042       1.229       220,146
                                                                   2008   1.502       1.042       325,879
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13)......... 2013   1.109       1.376       254,635

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.30% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.147       1.555    403,427
                                                                        2012   0.989       1.147    214,405
                                                                        2011   1.026       0.989    262,441
                                                                        2010   0.899       1.026    307,400
                                                                        2009   0.643       0.899    361,706
                                                                        2008   1.059       0.643    356,675
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.357       1.704    146,241
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.541       2.171    461,010
                                                                        2012   1.360       1.541    586,329
                                                                        2011   1.372       1.360    688,470
                                                                        2010   1.043       1.372    788,168
                                                                        2009   0.770       1.043    607,650
                                                                        2008   1.176       0.770    629,902





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)................... 2013   1.755       1.899       13,742
                                                                        2012   1.735       1.755       13,710
                                                                        2011   1.525       1.735       13,437
                                                                        2010   1.469       1.525       17,663
                                                                        2009   1.308       1.469       19,000
                                                                        2008   1.980       1.308       24,781
                                                                        2007   1.681       1.980       20,852
                                                                        2006   1.371       1.681        8,394
                                                                        2005   1.202       1.371        4,442
                                                                        2004   1.000       1.202           --
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.074       1.077           --
                                                                        2005   1.017       1.074           --
                                                                        2004   1.000       1.017           --
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2013   1.758       2.314       31,602
                                                                        2012   1.527       1.758           --
                                                                        2011   1.573       1.527           --
                                                                        2010   1.417       1.573           --
                                                                        2009   0.963       1.417       24,181
                                                                        2008   1.801       0.963       17,401
                                                                        2007   1.384       1.801       50,909
                                                                        2006   1.191       1.384           --
                                                                        2005   1.068       1.191           --
                                                                        2004   1.000       1.068           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.693       0.884           --
                                                                        2008   1.332       0.693        3,523
                                                                        2007   1.420       1.332        3,752
                                                                        2006   1.284       1.420        3,899
                                                                        2005   1.132       1.284        3,903
                                                                        2004   1.000       1.132           --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.810       0.810           --
                                                                        2011   0.978       0.810           --
                                                                        2010   0.892       0.978           --
                                                                        2009   0.890       0.892        3,401
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   1.883       1.967           --
                                                                        2006   1.454       1.883        8,081
                                                                        2005   1.164       1.454        7,745
                                                                        2004   1.000       1.164           --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)............... 2008   1.237       1.211           --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2007   1.249       1.237         1,063
                                                                                   2006   1.188       1.249         4,977
                                                                                   2005   1.116       1.188         4,701
                                                                                   2004   1.000       1.116            --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2013   1.177       1.541            --
                                                                                   2012   1.079       1.177            --
                                                                                   2011   1.098       1.079            --
                                                                                   2010   0.981       1.098            --
                                                                                   2009   0.753       0.981            --
                                                                                   2008   1.178       0.753            --
                                                                                   2007   1.122       1.178            --
                                                                                   2006   1.054       1.122         4,400
                                                                                   2005   1.044       1.054         4,041
                                                                                   2004   1.000       1.044            --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.158       1.099            --
                                                                                   2007   1.131       1.158            --
                                                                                   2006   1.005       1.131            --
                                                                                   2005   1.000       1.005            --
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   1.765       1.442        39,552
                                                                                   2006   1.318       1.765        42,006
                                                                                   2005   1.212       1.318        43,957
                                                                                   2004   1.000       1.212            --
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)............................................. 2008   1.025       0.995            --
                                                                                   2007   1.012       1.025         3,938
                                                                                   2006   0.993       1.012         3,633
                                                                                   2005   1.000       0.993         3,921
 DWS Global Opportunities Subaccount (Class B) (7/03)............................. 2010   1.226       1.312            --
                                                                                   2009   0.850       1.226        15,885
                                                                                   2008   1.746       0.850         2,230
                                                                                   2007   1.642       1.746         3,793
                                                                                   2006   1.379       1.642         6,828
                                                                                   2005   1.196       1.379         5,753
                                                                                   2004   1.000       1.196            --
 DWS Growth & Income Subaccount (Class B) (6/03).................................. 2008   1.219       1.142            --
                                                                                   2007   1.236       1.219        75,420
                                                                                   2006   1.117       1.236       201,221
                                                                                   2005   1.081       1.117            --
                                                                                   2004   1.000       1.081            --
 DWS Health Care VIP Subaccount (Class B) (6/03).................................. 2011   1.168       1.310            --
                                                                                   2010   1.111       1.168        28,462
                                                                                   2009   0.934       1.111        27,955
                                                                                   2008   1.249       0.934        17,765
                                                                                   2007   1.133       1.249        13,272
                                                                                   2006   1.097       1.133         6,513
                                                                                   2005   1.039       1.097         6,297
                                                                                   2004   1.000       1.039            --
 DWS I Capital Growth Subaccount (Class B) (7/03)................................. 2013   1.246       1.634        20,907
                                                                                   2012   1.104       1.246        26,454
                                                                                   2011   1.186       1.104        28,592
                                                                                   2010   1.044       1.186            --
                                                                                   2009   0.845       1.044            --
                                                                                   2008   1.295       0.845         6,709
                                                                                   2007   1.182       1.295        27,065
                                                                                   2006   1.119       1.182            --
                                                                                   2005   1.056       1.119            --
                                                                                   2004   1.000       1.056            --
 DWS International Subaccount (Class B) (7/03).................................... 2008   1.759       1.680            --
                                                                                   2007   1.576       1.759       200,507
                                                                                   2006   1.286       1.576       206,004
                                                                                   2005   1.138       1.286        45,580
                                                                                   2004   1.000       1.138            --
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................................... 2006   1.220       1.338            --

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                   2005   1.103       1.220            --
                                                                   2004   1.000       1.103            --
 DWS Balanced Subaccount (Class B) (7/03)......................... 2008   1.147       1.113            --
                                                                   2007   1.125       1.147            --
                                                                   2006   1.049       1.125            --
                                                                   2005   1.033       1.049            --
                                                                   2004   1.000       1.033            --
 DWS Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.350       1.262            --
                                                                   2007   1.340       1.350         3,550
                                                                   2006   1.191       1.340         6,662
                                                                   2005   1.112       1.191         3,637
                                                                   2004   1.000       1.112            --
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.882       0.887            --
                                                                   2008   1.171       0.882        10,560
                                                                   2007   1.145       1.171        11,534
                                                                   2006   1.077       1.145         6,674
                                                                   2005   1.057       1.077         2,927
                                                                   2004   1.002       1.057            --
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.018       0.980            --
                                                                   2007   1.005       1.018         6,964
                                                                   2006   0.990       1.005            --
                                                                   2005   0.996       0.990            --
                                                                   2004   1.000       0.996            --
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.295       1.252            --
                                                                   2007   1.274       1.295       254,973
                                                                   2006   1.140       1.274       208,952
                                                                   2005   1.069       1.140       200,664
                                                                   2004   1.000       1.069            --
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.031       1.075            --
                                                                   2005   1.061       1.031            --
                                                                   2004   1.000       1.061            --
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.292       1.229            --
                                                                   2007   1.353       1.292       182,924
                                                                   2006   1.171       1.353       229,714
                                                                   2005   1.115       1.171       223,055
                                                                   2004   1.000       1.115            --
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.125       1.343            --
                                                                   2005   1.053       1.125       196,474
                                                                   2004   1.000       1.053            --
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.821       0.821            --
                                                                   2008   1.285       0.821       144,032
                                                                   2007   1.246       1.285       144,056
                                                                   2006   1.132       1.246       150,555
                                                                   2005   1.093       1.132       149,400
                                                                   2004   1.016       1.093            --
 DWS High Income Subaccount (Class B) (6/03)...................... 2008   1.157       1.141            --
                                                                   2007   1.178       1.157        29,307
                                                                   2006   1.096       1.178        27,113
                                                                   2005   1.085       1.096        26,433
                                                                   2004   1.000       1.085            --
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03)........... 2013   1.518       1.997         5,737
                                                                   2012   1.371       1.518         7,132
                                                                   2011   1.498       1.371        53,987
                                                                   2010   1.250       1.498        61,223
                                                                   2009   0.990       1.250        68,856
                                                                   2008   1.528       0.990        90,851
                                                                   2007   1.524       1.528       138,293
                                                                   2006   1.252       1.524       146,812
                                                                   2005   1.168       1.252       149,448
                                                                   2004   1.000       1.168            --
 DWS Income Allocation Subaccount (Class B) (8/04)................ 2006   1.052       1.066            --
                                                                   2005   1.040       1.052         3,674
                                                                   2004   1.005       1.040            --
 DWS Index 500 Subaccount (Class B) (7/03)........................ 2005   1.086       1.100            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2004   1.000       1.086            --
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   1.777       1.709            --
                                                                      2007   1.566       1.777         5,609
                                                                      2006   1.282       1.566         2,939
                                                                      2005   1.151       1.282         4,022
                                                                      2004   1.000       1.151            --
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.315       1.260            --
                                                                      2007   1.268       1.315       143,708
                                                                      2006   1.202       1.268       142,809
                                                                      2005   1.102       1.202       136,116
                                                                      2004   1.000       1.102            --
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.159       1.139            --
                                                                      2005   1.108       1.159            --
                                                                      2004   1.000       1.108            --
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.143       1.259            --
                                                                      2005   1.036       1.143       183,560
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.326       1.304            --
                                                                      2007   1.204       1.326            --
                                                                      2006   1.072       1.204            --
                                                                      2005   1.081       1.072            --
                                                                      2004   1.000       1.081            --
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.108       1.135            --
                                                                      2005   1.141       1.108         3,816
                                                                      2004   1.000       1.141            --
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.332       1.250            --
                                                                      2007   1.263       1.332         7,392
                                                                      2006   1.170       1.263         4,240
                                                                      2005   1.045       1.170         2,544
                                                                      2004   1.000       1.045            --
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.834       0.835            --
                                                                      2008   1.226       0.834        24,684
                                                                      2007   1.195       1.226            --
                                                                      2006   1.103       1.195            --
                                                                      2005   1.075       1.103            --
                                                                      2004   0.999       1.075            --
 DWS Money Market Subaccount (Class B) (7/03)........................ 2008   1.026       1.028            --
                                                                      2007   1.004       1.026            --
                                                                      2006   0.986       1.004            --
                                                                      2005   0.986       0.986            --
                                                                      2004   1.000       0.986            --
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)................ 2006   0.947       0.962            --
                                                                      2005   1.015       0.947            --
                                                                      2004   1.000       1.015            --
 DWS Small Cap Growth Subaccount (Class B) (7/03).................... 2008   1.176       1.023            --
                                                                      2007   1.138       1.176        59,803
                                                                      2006   1.111       1.138        56,768
                                                                      2005   1.066       1.111        51,099
                                                                      2004   1.000       1.066            --
 DWS Strategic Income Subaccount (Class B) (6/03).................... 2008   1.147       1.146            --
                                                                      2007   1.118       1.147        80,722
                                                                      2006   1.053       1.118        47,024
                                                                      2005   1.057       1.053        45,748
                                                                      2004   1.000       1.057            --
 DWS Technology Subaccount (Class B) (7/03).......................... 2010   0.940       0.970            --
                                                                      2009   0.602       0.940        57,047
                                                                      2008   1.151       0.602            --
                                                                      2007   1.035       1.151        30,237
                                                                      2006   1.055       1.035            --
                                                                      2005   1.046       1.055            --
                                                                      2004   1.000       1.046            --
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)............... 2008   1.513       1.405            --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2007   1.238       1.513        53,983
                                                                                2006   1.194       1.238        13,257
                                                                                2005   1.098       1.194        12,328
                                                                                2004   1.000       1.098            --
 DWSII Global Growth Subaccount (Class B) (8/03)............................... 2013   1.335       1.586            --
                                                                                2012   1.157       1.335            --
                                                                                2011   1.388       1.157            --
                                                                                2010   1.255       1.388            --
                                                                                2009   0.897       1.255            --
                                                                                2008   1.761       0.897            --
                                                                                2007   1.704       1.761         2,049
                                                                                2006   1.345       1.704         4,756
                                                                                2005   1.124       1.345         3,313
                                                                                2004   1.000       1.124            --
 DWSII Government & Agency Securities Subaccount (Class B) (6/03).............. 2013   1.219       1.152            --
                                                                                2012   1.218       1.219            --
                                                                                2011   1.163       1.218            --
                                                                                2010   1.121       1.163            --
                                                                                2009   1.066       1.121            --
                                                                                2008   1.044       1.066            --
                                                                                2007   1.013       1.044            --
                                                                                2006   1.000       1.013            --
                                                                                2005   1.001       1.000            --
                                                                                2004   1.000       1.001            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *....................... 2013   1.567       1.674       377,833
                                                                                2012   1.377       1.567       407,068
                                                                                2011   1.377       1.377       439,433
                                                                                2010   1.218       1.377       466,033
                                                                                2009   0.850       1.218        43,236
                                                                                2008   1.144       0.850        26,532
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)...................... 2013   1.214       1.417            --
                                                                                2012   1.091       1.214            --
                                                                                2011   1.137       1.091            --
                                                                                2010   1.025       1.137            --
                                                                                2009   0.857       1.025        25,348
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................ 2013   1.242       1.527        17,292
                                                                                2012   1.099       1.242        19,259
                                                                                2011   1.170       1.099        21,533
                                                                                2010   1.037       1.170        23,476
                                                                                2009   0.847       1.037        23,516
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)...................... 2013   1.253       1.398        15,301
                                                                                2012   1.142       1.253        14,811
                                                                                2011   1.170       1.142        13,882
                                                                                2010   1.066       1.170        14,784
                                                                                2009   0.906       1.066        17,050
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   1.982       1.843        11,154
                                                                                2012   1.704       1.982        20,994
                                                                                2011   2.138       1.704        21,867
                                                                                2010   1.765       2.138        44,707
                                                                                2009   1.068       1.765        40,883
                                                                                2008   2.451       1.068        15,552
                                                                                2007   1.955       2.451         8,896
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2013   1.380       1.608        33,485
                                                                                2012   1.211       1.380        36,399
                                                                                2011   1.389       1.211        85,215
                                                                                2010   1.276       1.389       110,147
                                                                                2009   0.993       1.276       123,124
                                                                                2008   1.712       0.993       144,732
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.014       1.097            --
                                                                                2012   0.987       1.014        20,631
                                                                                2011   1.066       0.987        22,778
                                                                                2010   0.888       1.066         1,211
                                                                                2009   0.665       0.888         1,320
                                                                                2008   1.058       0.665         1,150
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................... 2013   1.227       1.523        61,988

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.037       1.227        18,812
                                                                          2011   1.159       1.037        20,750
                                                                          2010   1.077       1.159        25,310
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2013   1.543       1.529     2,570,270
                                                                          2012   1.418       1.543     2,845,058
                                                                          2011   1.403       1.418     2,707,456
                                                                          2010   1.282       1.403     2,766,113
                                                                          2009   0.989       1.282     1,986,678
                                                                          2008   1.148       0.989        67,641
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.120       1.168            --
                                                                          2012   1.020       1.120            --
                                                                          2011   1.160       1.020            --
                                                                          2010   0.990       1.160            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2013   0.968       1.265            --
                                                                          2012   0.840       0.968            --
                                                                          2011   0.896       0.840            --
                                                                          2010   0.784       0.896            --
                                                                          2009   0.678       0.784            --
                                                                          2008   1.026       0.678        16,728
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2013   1.460       1.947        45,090
                                                                          2012   1.315       1.460        24,338
                                                                          2011   1.368       1.315        26,109
                                                                          2010   1.097       1.368        70,004
                                                                          2009   0.772       1.097        74,411
                                                                          2008   1.253       0.772         5,858
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.271       1.367            --
                                                                          2012   1.227       1.271            --
                                                                          2011   1.358       1.227            --
                                                                          2010   1.093       1.358         7,915
                                                                          2009   0.760       1.093        20,073
                                                                          2008   1.400       0.760        22,751
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2013   1.134       1.096            --
                                                                          2012   1.082       1.134        25,079
                                                                          2011   1.042       1.082        28,103
                                                                          2010   0.987       1.042        30,577
                                                                          2009   0.926       0.987         4,031
                                                                          2008   0.983       0.926         4,887
 MSF BlackRock Diversified Subaccount (Class B) (4/08)................... 2013   1.172       1.377            --
                                                                          2012   1.071       1.172            --
                                                                          2011   1.058       1.071            --
                                                                          2010   0.991       1.058            --
                                                                          2009   0.867       0.991            --
                                                                          2008   1.112       0.867            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2013   1.063       1.368        81,350
                                                                          2012   0.955       1.063        88,727
                                                                          2011   0.958       0.955       166,597
                                                                          2010   0.901       0.958       205,250
                                                                          2009   0.830       0.901       229,191
                                                                          2008   1.225       0.830       186,340
 MSF BlackRock Money Market Subaccount (Class B) (4/08).................. 2013   1.348       1.317         7,740
                                                                          2012   1.380       1.348       195,217
                                                                          2011   1.413       1.380       311,016
                                                                          2010   1.447       1.413       258,561
                                                                          2009   1.477       1.447        83,371
                                                                          2008   1.479       1.477       308,344
 MSF Davis Venture Value Subaccount (Class B) (4/08)..................... 2013   1.103       1.437        88,380
                                                                          2012   1.003       1.103        82,282
                                                                          2011   1.073       1.003       197,903
                                                                          2010   0.983       1.073       154,077
                                                                          2009   0.765       0.983       224,164
                                                                          2008   1.247       0.765       184,278
 MSF FI Value Leaders Subaccount (Class B) (4/08) *...................... 2013   1.112       1.221            --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   0.986       1.112            --
                                                                        2011   1.079       0.986            --
                                                                        2010   0.966       1.079            --
                                                                        2009   0.814       0.966            --
                                                                        2008   1.261       0.814            --
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2013   1.376       1.630            --
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2013   1.092       1.405        10,394
                                                                        2012   0.969       1.092        11,168
                                                                        2011   0.976       0.969        12,447
                                                                        2010   0.873       0.976        12,456
                                                                        2009   0.709       0.873        13,259
                                                                        2008   1.098       0.709        13,270
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2013   1.105       1.281       913,192
                                                                        2012   1.017       1.105       923,053
                                                                        2011   1.019       1.017       931,473
                                                                        2010   0.950       1.019     1,256,163
                                                                        2009   0.822       0.950     1,626,999
                                                                        2008   1.084       0.822       737,743
                                                                        2007   1.066       1.084       451,073
                                                                        2006   1.003       1.066            --
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2013   1.296       1.717            --
                                                                        2012   1.140       1.296            --
                                                                        2011   1.158       1.140            --
                                                                        2010   1.065       1.158            --
                                                                        2009   0.904       1.065            --
                                                                        2008   1.303       0.904            --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2013   1.104       1.370            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.143       1.549            --
                                                                        2012   0.986       1.143        49,240
                                                                        2011   1.023       0.986       143,122
                                                                        2010   0.897       1.023       140,258
                                                                        2009   0.642       0.897       262,608
                                                                        2008   1.058       0.642       166,329
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.174       1.474        49,575
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.183       1.666        28,914
                                                                        2012   1.045       1.183            --
                                                                        2011   1.055       1.045            --
                                                                        2010   0.802       1.055            --
                                                                        2009   0.592       0.802        64,741
                                                                        2008   0.906       0.592        19,779





                       SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40%
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)........... 2013   1.769       1.913          696
                                                                2012   1.749       1.769          609
                                                                2011   1.539       1.749          595
                                                                2010   1.483       1.539        4,525
                                                                2009   1.321       1.483        4,568
                                                                2008   2.001       1.321        4,322
                                                                2007   1.699       2.001        4,421
                                                                2006   1.387       1.699        4,768
                                                                2005   1.216       1.387        5,036
                                                                2004   1.000       1.216           --
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)........... 2006   1.098       1.102           --
                                                                2005   1.040       1.098           --
                                                                2004   1.000       1.040           --
 Alger Capital Appreciation Subaccount (Class S) (7/03)........ 2013   1.723       2.268           --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.497       1.723            --
                                                                                   2011   1.543       1.497            --
                                                                                   2010   1.391       1.543            --
                                                                                   2009   0.946       1.391            --
                                                                                   2008   1.770       0.946            --
                                                                                   2007   1.361       1.770            --
                                                                                   2006   1.172       1.361            --
                                                                                   2005   1.051       1.172            --
                                                                                   2004   1.000       1.051            --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)..................... 2009   0.685       0.874            --
                                                                                   2008   1.318       0.685            --
                                                                                   2007   1.406       1.318            --
                                                                                   2006   1.272       1.406            --
                                                                                   2005   1.122       1.272            --
                                                                                   2004   1.000       1.122            --
 Credit Suisse International Equity Flex III Subaccount (12/09)................... 2012   0.800       0.800            --
                                                                                   2011   0.966       0.800            --
                                                                                   2010   0.882       0.966            --
                                                                                   2009   0.880       0.882            --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)........................... 2007   2.079       2.172            --
                                                                                   2006   1.607       2.079        78,273
                                                                                   2005   1.286       1.607        78,547
                                                                                   2004   1.000       1.286            --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.248       1.221            --
                                                                                   2007   1.261       1.248        19,867
                                                                                   2006   1.199       1.261        19,082
                                                                                   2005   1.127       1.199        26,900
                                                                                   2004   1.000       1.127            --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2013   1.154       1.510            --
                                                                                   2012   1.059       1.154            --
                                                                                   2011   1.077       1.059            --
                                                                                   2010   0.963       1.077            --
                                                                                   2009   0.739       0.963            --
                                                                                   2008   1.158       0.739            --
                                                                                   2007   1.103       1.158            --
                                                                                   2006   1.037       1.103            --
                                                                                   2005   1.028       1.037            --
                                                                                   2004   1.000       1.028            --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.157       1.097            --
                                                                                   2007   1.130       1.157         5,209
                                                                                   2006   1.005       1.130         6,417
                                                                                   2005   1.000       1.005            --
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   1.863       1.522       148,627
                                                                                   2006   1.392       1.863       148,627
                                                                                   2005   1.281       1.392       148,627
                                                                                   2004   1.000       1.281            --
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)............................................. 2008   1.024       0.994            --
                                                                                   2007   1.011       1.024        12,409
                                                                                   2006   0.993       1.011        12,416
                                                                                   2005   1.000       0.993        12,422
 DWS Global Opportunities Subaccount (Class B) (7/03)............................. 2010   1.208       1.292            --
                                                                                   2009   0.838       1.208        31,300
                                                                                   2008   1.722       0.838       113,958
                                                                                   2007   1.619       1.722       117,975
                                                                                   2006   1.361       1.619       118,433
                                                                                   2005   1.181       1.361       120,875
                                                                                   2004   1.000       1.181            --
 DWS Growth & Income Subaccount (Class B) (6/03).................................. 2008   1.199       1.123            --
                                                                                   2007   1.216       1.199        22,105
                                                                                   2006   1.100       1.216        21,617
                                                                                   2005   1.065       1.100         8,940
                                                                                   2004   1.000       1.065            --

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
 DWS Health Care VIP Subaccount (Class B) (6/03).................. 2011   1.171       1.313            --
                                                                   2010   1.114       1.171        80,710
                                                                   2009   0.937       1.114        80,614
                                                                   2008   1.254       0.937        96,214
                                                                   2007   1.138       1.254       107,027
                                                                   2006   1.102       1.138       108,804
                                                                   2005   1.045       1.102       119,081
                                                                   2004   1.000       1.045            --
 DWS I Capital Growth Subaccount (Class B) (7/03)................. 2013   1.221       1.600        25,078
                                                                   2012   1.082       1.221        93,571
                                                                   2011   1.163       1.082       104,132
                                                                   2010   1.024       1.163        31,933
                                                                   2009   0.830       1.024        32,076
                                                                   2008   1.272       0.830        31,688
                                                                   2007   1.162       1.272        32,474
                                                                   2006   1.100       1.162        32,460
                                                                   2005   1.038       1.100        20,875
                                                                   2004   1.000       1.038            --
 DWS International Subaccount (Class B) (7/03).................... 2008   1.780       1.700            --
                                                                   2007   1.596       1.780       131,203
                                                                   2006   1.303       1.596       131,824
                                                                   2005   1.154       1.303        33,193
                                                                   2004   1.000       1.154            --
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.204       1.320            --
                                                                   2005   1.089       1.204         5,785
                                                                   2004   1.000       1.089            --
 DWS Balanced Subaccount (Class B) (7/03)......................... 2008   1.154       1.119            --
                                                                   2007   1.132       1.154        23,740
                                                                   2006   1.056       1.132        23,740
                                                                   2005   1.041       1.056        23,740
                                                                   2004   1.000       1.041            --
 DWS Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.326       1.238            --
                                                                   2007   1.316       1.326        39,217
                                                                   2006   1.171       1.316        38,356
                                                                   2005   1.093       1.171        38,574
                                                                   2004   1.000       1.093            --
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.880       0.885            --
                                                                   2008   1.169       0.880        58,601
                                                                   2007   1.144       1.169        58,637
                                                                   2006   1.077       1.144        58,670
                                                                   2005   1.056       1.077        58,704
                                                                   2004   1.002       1.056            --
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.064       1.023            --
                                                                   2007   1.051       1.064        13,709
                                                                   2006   1.036       1.051        12,551
                                                                   2005   1.041       1.036        11,831
                                                                   2004   1.000       1.041            --
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.295       1.252            --
                                                                   2007   1.274       1.295         7,960
                                                                   2006   1.141       1.274         7,793
                                                                   2005   1.070       1.141         7,644
                                                                   2004   1.000       1.070            --
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.060       1.104            --
                                                                   2005   1.091       1.060         4,927
                                                                   2004   1.000       1.091            --
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.298       1.234            --
                                                                   2007   1.359       1.298        95,166
                                                                   2006   1.178       1.359        94,220
                                                                   2005   1.122       1.178        95,799
                                                                   2004   1.000       1.122            --
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.124       1.341            --
                                                                   2005   1.053       1.124       121,473
                                                                   2004   1.000       1.053            --
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.820       0.819            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2008   1.283       0.820        95,896
                                                                      2007   1.245       1.283        95,968
                                                                      2006   1.132       1.245        96,032
                                                                      2005   1.093       1.132        96,100
                                                                      2004   1.016       1.093            --
 DWS High Income Subaccount (Class B) (6/03)......................... 2008   1.173       1.157            --
                                                                      2007   1.195       1.173        44,950
                                                                      2006   1.112       1.195        44,950
                                                                      2005   1.101       1.112        44,950
                                                                      2004   1.000       1.101            --
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03).............. 2013   1.536       2.020        85,605
                                                                      2012   1.388       1.536        93,463
                                                                      2011   1.518       1.388        93,486
                                                                      2010   1.267       1.518        98,744
                                                                      2009   1.004       1.267        98,952
                                                                      2008   1.551       1.004       110,117
                                                                      2007   1.547       1.551       110,055
                                                                      2006   1.272       1.547       109,927
                                                                      2005   1.187       1.272       110,384
                                                                      2004   1.000       1.187            --
 DWS Income Allocation Subaccount (Class B) (8/04)................... 2006   1.051       1.065            --
                                                                      2005   1.040       1.051            --
                                                                      2004   1.005       1.040            --
 DWS Index 500 Subaccount (Class B) (7/03)........................... 2005   1.069       1.083            --
                                                                      2004   1.000       1.069            --
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   1.797       1.728            --
                                                                      2007   1.584       1.797       230,663
                                                                      2006   1.297       1.584       236,529
                                                                      2005   1.166       1.297       245,955
                                                                      2004   1.000       1.166            --
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.307       1.252            --
                                                                      2007   1.261       1.307            --
                                                                      2006   1.196       1.261            --
                                                                      2005   1.096       1.196            --
                                                                      2004   1.000       1.096            --
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.137       1.117            --
                                                                      2005   1.087       1.137            --
                                                                      2004   1.000       1.087            --
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.142       1.258            --
                                                                      2005   1.036       1.142        16,445
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.311       1.289            --
                                                                      2007   1.191       1.311         9,747
                                                                      2006   1.061       1.191         9,896
                                                                      2005   1.070       1.061        10,630
                                                                      2004   1.000       1.070            --
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.099       1.126            --
                                                                      2005   1.133       1.099            --
                                                                      2004   1.000       1.133            --
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.355       1.272            --
                                                                      2007   1.286       1.355            --
                                                                      2006   1.192       1.286            --
                                                                      2005   1.064       1.192            --
                                                                      2004   1.000       1.064            --
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.832       0.834            --
                                                                      2008   1.224       0.832        95,791
                                                                      2007   1.194       1.224        96,823
                                                                      2006   1.102       1.194        97,257
                                                                      2005   1.074       1.102        99,217
                                                                      2004   0.999       1.074            --
 DWS Money Market Subaccount (Class B) (7/03)........................ 2008   1.030       1.032            --
                                                                      2007   1.008       1.030        11,738
                                                                      2006   0.991       1.008            --
                                                                      2005   0.991       0.991            --
                                                                      2004   1.000       0.991            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 DWS Oak Strategic Equity Subaccount (Class B) (7/03).................... 2006   0.965       0.980            --
                                                                          2005   1.035       0.965         5,906
                                                                          2004   1.000       1.035            --
 DWS Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.188       1.034            --
                                                                          2007   1.150       1.188        13,107
                                                                          2006   1.124       1.150        13,167
                                                                          2005   1.079       1.124        12,746
                                                                          2004   1.000       1.079            --
 DWS Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.192       1.190            --
                                                                          2007   1.162       1.192        55,803
                                                                          2006   1.094       1.162        60,892
                                                                          2005   1.100       1.094        23,716
                                                                          2004   1.000       1.100            --
 DWS Technology Subaccount (Class B) (7/03).............................. 2010   0.930       0.960            --
                                                                          2009   0.596       0.930        21,562
                                                                          2008   1.139       0.596        21,987
                                                                          2007   1.025       1.139        22,402
                                                                          2006   1.045       1.025        22,570
                                                                          2005   1.037       1.045        30,370
                                                                          2004   1.000       1.037            --
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.521       1.413            --
                                                                          2007   1.245       1.521       109,870
                                                                          2006   1.201       1.245       110,944
                                                                          2005   1.106       1.201       110,806
                                                                          2004   1.000       1.106            --
 DWSII Global Growth Subaccount (Class B) (8/03)......................... 2013   1.369       1.626            --
                                                                          2012   1.187       1.369            --
                                                                          2011   1.425       1.187            --
                                                                          2010   1.289       1.425            --
                                                                          2009   0.922       1.289            --
                                                                          2008   1.811       0.922            --
                                                                          2007   1.753       1.811         9,276
                                                                          2006   1.385       1.753         9,276
                                                                          2005   1.158       1.385        15,672
                                                                          2004   1.000       1.158            --
 DWSII Government & Agency Securities Subaccount (Class B) (6/03)........ 2013   1.253       1.184         3,557
                                                                          2012   1.253       1.253         3,481
                                                                          2011   1.197       1.253         3,348
                                                                          2010   1.154       1.197         3,391
                                                                          2009   1.098       1.154         3,320
                                                                          2008   1.076       1.098         3,066
                                                                          2007   1.045       1.076         3,426
                                                                          2006   1.031       1.045         3,458
                                                                          2005   1.033       1.031         3,427
                                                                          2004   1.000       1.033            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................. 2013   1.585       1.692       675,789
                                                                          2012   1.393       1.585       600,939
                                                                          2011   1.394       1.393       663,705
                                                                          2010   1.234       1.394       615,186
                                                                          2009   0.862       1.234        20,339
                                                                          2008   1.160       0.862        44,950
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)................ 2013   1.209       1.410        88,711
                                                                          2012   1.087       1.209        91,350
                                                                          2011   1.133       1.087        85,597
                                                                          2010   1.022       1.133        88,632
                                                                          2009   0.855       1.022        91,938
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09).................. 2013   1.236       1.520        80,925
                                                                          2012   1.095       1.236        83,592
                                                                          2011   1.166       1.095        86,596
                                                                          2010   1.034       1.166        89,663
                                                                          2009   0.845       1.034        93,005
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)................ 2013   1.248       1.392        43,664
                                                                          2012   1.138       1.248        46,328
                                                                          2011   1.167       1.138        49,327
                                                                          2010   1.063       1.167        52,388
                                                                          2009   0.904       1.063        55,722

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   2.181       2.027           776
                                                                                2012   1.876       2.181           669
                                                                                2011   2.356       1.876           644
                                                                                2010   1.946       2.356         3,834
                                                                                2009   1.178       1.946         4,152
                                                                                2008   2.705       1.178        78,317
                                                                                2007   2.158       2.705        77,061
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2013   1.386       1.614       124,428
                                                                                2012   1.217       1.386       189,920
                                                                                2011   1.396       1.217       207,976
                                                                                2010   1.283       1.396       214,340
                                                                                2009   0.999       1.283       214,349
                                                                                2008   1.723       0.999       358,020
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.011       1.092            --
                                                                                2012   0.983       1.011       183,981
                                                                                2011   1.063       0.983       179,180
                                                                                2010   0.886       1.063       188,939
                                                                                2009   0.664       0.886       189,232
                                                                                2008   1.057       0.664       181,467
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................... 2013   1.298       1.610        13,385
                                                                                2012   1.097       1.298        13,525
                                                                                2011   1.227       1.097        22,934
                                                                                2010   1.141       1.227        35,483
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 2013   1.599       1.583       651,521
                                                                                2012   1.470       1.599       614,621
                                                                                2011   1.455       1.470       650,282
                                                                                2010   1.330       1.455       339,841
                                                                                2009   1.026       1.330       343,294
                                                                                2008   1.192       1.026        90,408
 MIST RCM Technology Subaccount (Class E) (5/10)............................... 2013   1.106       1.154            --
                                                                                2012   1.008       1.106         6,200
                                                                                2011   1.147       1.008        21,528
                                                                                2010   0.979       1.147        21,544
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *.............. 2013   0.965       1.260       292,991
                                                                                2012   0.838       0.965       318,100
                                                                                2011   0.894       0.838       327,353
                                                                                2010   0.782       0.894       354,038
                                                                                2009   0.677       0.782       394,536
                                                                                2008   1.025       0.677       427,297
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............... 2013   1.481       1.975            --
                                                                                2012   1.335       1.481            --
                                                                                2011   1.390       1.335            --
                                                                                2010   1.115       1.390            --
                                                                                2009   0.785       1.115            --
                                                                                2008   1.275       0.785            --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........................ 2013   1.274       1.370            --
                                                                                2012   1.231       1.274        99,903
                                                                                2011   1.363       1.231        99,756
                                                                                2010   1.098       1.363       109,795
                                                                                2009   0.764       1.098       110,190
                                                                                2008   1.407       0.764       111,223
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)......................... 2013   1.181       1.142       237,034
                                                                                2012   1.128       1.181       259,625
                                                                                2011   1.087       1.128       259,583
                                                                                2010   1.030       1.087       266,275
                                                                                2009   0.966       1.030       266,309
                                                                                2008   1.027       0.966        22,443
 MSF BlackRock Diversified Subaccount (Class B) (4/08)......................... 2013   1.176       1.381        10,798
                                                                                2012   1.075       1.176        10,798
                                                                                2011   1.062       1.075        10,798
                                                                                2010   0.996       1.062        10,798
                                                                                2009   0.872       0.996        10,798
                                                                                2008   1.118       0.872        23,740
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)..................... 2013   1.065       1.370        32,907

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.40% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   0.958       1.065        32,969
                                                                        2011   0.961       0.958        33,161
                                                                        2010   0.904       0.961        54,493
                                                                        2009   0.834       0.904        52,864
                                                                        2008   1.230       0.834        85,871
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................ 2013   1.419       1.385        47,336
                                                                        2012   1.454       1.419        47,336
                                                                        2011   1.489       1.454        47,336
                                                                        2010   1.525       1.489         8,044
                                                                        2009   1.558       1.525       103,470
                                                                        2008   1.561       1.558       148,627
 MSF Davis Venture Value Subaccount (Class B) (4/08)................... 2013   1.100       1.433         1,224
                                                                        2012   1.001       1.100         1,269
                                                                        2011   1.071       1.001         1,301
                                                                        2010   0.982       1.071         8,612
                                                                        2009   0.764       0.982         8,341
                                                                        2008   1.247       0.764         8,150
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2013   1.090       1.196            --
                                                                        2012   0.967       1.090        12,948
                                                                        2011   1.058       0.967        13,061
                                                                        2010   0.948       1.058        29,557
                                                                        2009   0.799       0.948        28,431
                                                                        2008   1.238       0.799        40,075
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2013   1.379       1.633        91,233
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2013   1.088       1.399        13,694
                                                                        2012   0.966       1.088        13,584
                                                                        2011   0.973       0.966        14,052
                                                                        2010   0.871       0.973        14,062
                                                                        2009   0.708       0.871        26,019
                                                                        2008   1.096       0.708            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2013   1.102       1.277       242,408
                                                                        2012   1.014       1.102       247,308
                                                                        2011   1.016       1.014       250,681
                                                                        2010   0.948       1.016       199,582
                                                                        2009   0.821       0.948       185,689
                                                                        2008   1.083       0.821       112,301
                                                                        2007   1.066       1.083        19,627
                                                                        2006   1.003       1.066            --
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2013   1.278       1.692        19,770
                                                                        2012   1.125       1.278         9,094
                                                                        2011   1.143       1.125         9,099
                                                                        2010   1.052       1.143         9,105
                                                                        2009   0.893       1.052         9,111
                                                                        2008   1.288       0.893         9,501
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2013   1.100       1.364       164,060
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.139       1.543        16,450
                                                                        2012   0.983       1.139         9,860
                                                                        2011   1.021       0.983        10,769
                                                                        2010   0.896       1.021        10,841
                                                                        2009   0.641       0.896        11,377
                                                                        2008   1.057       0.641        20,525
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.159       1.455         6,197
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.350       1.900        47,224
                                                                        2012   1.193       1.350        52,762
                                                                        2011   1.205       1.193        87,783
                                                                        2010   0.916       1.205       111,681
                                                                        2009   0.677       0.916        88,307
                                                                        2008   1.036       0.677       101,167

                                 SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45%
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03).............................. 2013   1.740       1.880        29,212
                                                                                   2012   1.721       1.740        46,995
                                                                                   2011   1.515       1.721        45,949
                                                                                   2010   1.460       1.515        47,358
                                                                                   2009   1.302       1.460        48,463
                                                                                   2008   1.973       1.302        50,729
                                                                                   2007   1.676       1.973        53,071
                                                                                   2006   1.369       1.676        53,626
                                                                                   2005   1.201       1.369        35,355
                                                                                   2004   1.000       1.201        20,810
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03).............................. 2006   1.072       1.075            --
                                                                                   2005   1.016       1.072       155,084
                                                                                   2004   1.000       1.016        75,549
 Alger Capital Appreciation Subaccount (Class S) (7/03)........................... 2013   1.742       2.292        40,112
                                                                                   2012   1.515       1.742        43,526
                                                                                   2011   1.562       1.515        56,703
                                                                                   2010   1.409       1.562        53,911
                                                                                   2009   0.958       1.409        64,099
                                                                                   2008   1.794       0.958        71,777
                                                                                   2007   1.380       1.794        59,854
                                                                                   2006   1.189       1.380        70,162
                                                                                   2005   1.067       1.189        73,707
                                                                                   2004   1.000       1.067        29,900
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)..................... 2009   0.689       0.879            --
                                                                                   2008   1.327       0.689        16,188
                                                                                   2007   1.416       1.327        16,228
                                                                                   2006   1.282       1.416        14,784
                                                                                   2005   1.131       1.282        29,751
                                                                                   2004   1.000       1.131        31,691
 Credit Suisse International Equity Flex III Subaccount (12/09)................... 2012   0.804       0.804            --
                                                                                   2011   0.971       0.804            --
                                                                                   2010   0.887       0.971        40,642
                                                                                   2009   0.885       0.887        40,412
 Credit Suisse Trust Emerging Markets Subaccount (7/03)........................... 2007   1.877       1.961            --
                                                                                   2006   1.452       1.877       183,744
                                                                                   2005   1.163       1.452       200,315
                                                                                   2004   1.000       1.163       111,941
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.232       1.206            --
                                                                                   2007   1.246       1.232       441,331
                                                                                   2006   1.186       1.246       438,573
                                                                                   2005   1.115       1.186       450,476
                                                                                   2004   1.000       1.115       239,222
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2013   1.167       1.526            --
                                                                                   2012   1.071       1.167            --
                                                                                   2011   1.090       1.071            --
                                                                                   2010   0.975       1.090            --
                                                                                   2009   0.749       0.975            --
                                                                                   2008   1.173       0.749            --
                                                                                   2007   1.119       1.173            --
                                                                                   2006   1.052       1.119        10,781
                                                                                   2005   1.043       1.052        11,530
                                                                                   2004   1.000       1.043            --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.155       1.096            --
                                                                                   2007   1.129       1.155        75,420
                                                                                   2006   1.004       1.129        65,705
                                                                                   2005   1.000       1.004        66,241
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   1.760       1.437       209,223
                                                                                   2006   1.315       1.760       200,025
                                                                                   2005   1.211       1.315       229,398
                                                                                   2004   1.000       1.211       129,519
DWS Variable Series I

                  SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                            UNIT      UNIT     NUMBER OF
                                                                           VALUE      VALUE      UNITS
                                                                             AT        AT     OUTSTANDING
                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                    YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------- ------ ----------- -------- ------------
 DWS Bond Subaccount (Class B) (6/05)........................... 2008   1.023       0.992            --
                                                                 2007   1.010       1.023        10,584
                                                                 2006   0.992       1.010        10,591
                                                                 2005   1.000       0.992        10,598
 DWS Global Opportunities Subaccount (Class B) (7/03)........... 2010   1.219       1.304            --
                                                                 2009   0.846       1.219       152,341
                                                                 2008   1.740       0.846       150,388
                                                                 2007   1.637       1.740       145,237
                                                                 2006   1.376       1.637       168,142
                                                                 2005   1.195       1.376       178,788
                                                                 2004   1.000       1.195       102,253
 DWS Growth & Income Subaccount (Class B) (6/03)................ 2008   1.214       1.137            --
                                                                 2007   1.232       1.214       274,094
                                                                 2006   1.115       1.232       275,508
                                                                 2005   1.080       1.115       297,332
                                                                 2004   1.000       1.080       139,527
 DWS Health Care VIP Subaccount (Class B) (6/03)................ 2011   1.160       1.301            --
                                                                 2010   1.104       1.160       116,027
                                                                 2009   0.929       1.104       115,332
                                                                 2008   1.245       0.929       146,574
                                                                 2007   1.130       1.245       187,569
                                                                 2006   1.095       1.130       196,847
                                                                 2005   1.038       1.095       179,229
                                                                 2004   1.000       1.038       103,322
 DWS I Capital Growth Subaccount (Class B) (7/03)............... 2013   1.235       1.618       170,806
                                                                 2012   1.095       1.235       258,634
                                                                 2011   1.178       1.095       321,823
                                                                 2010   1.038       1.178       244,149
                                                                 2009   0.841       1.038       278,498
                                                                 2008   1.291       0.841       305,509
                                                                 2007   1.179       1.291       365,608
                                                                 2006   1.117       1.179       403,359
                                                                 2005   1.055       1.117       218,893
                                                                 2004   1.000       1.055        24,509
 DWS International Subaccount (Class B) (7/03).................. 2008   1.752       1.673            --
                                                                 2007   1.572       1.752        93,592
                                                                 2006   1.284       1.572        72,746
                                                                 2005   1.137       1.284        48,457
                                                                 2004   1.000       1.137        34,231
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................. 2006   1.218       1.334            --
                                                                 2005   1.102       1.218        21,525
                                                                 2004   1.000       1.102         5,782
 DWS Balanced Subaccount (Class B) (7/03)....................... 2008   1.143       1.109            --
                                                                 2007   1.122       1.143       553,267
                                                                 2006   1.047       1.122       576,812
                                                                 2005   1.032       1.047       604,364
                                                                 2004   1.000       1.032       417,937
 DWS Blue Chip Subaccount (Class B) (6/03)...................... 2008   1.345       1.256            --
                                                                 2007   1.336       1.345       500,185
                                                                 2006   1.189       1.336       497,458
                                                                 2005   1.111       1.189       517,994
                                                                 2004   1.000       1.111       380,613
 DWS Conservative Allocation Subaccount (Class B) (8/04)........ 2009   0.878       0.883            --
                                                                 2008   1.167       0.878       226,791
                                                                 2007   1.142       1.167       338,103
                                                                 2006   1.076       1.142       342,456
                                                                 2005   1.056       1.076       319,782
                                                                 2004   1.002       1.056       135,542
 DWS Core Fixed Income Subaccount (Class B) (6/03).............. 2008   1.015       0.976            --
                                                                 2007   1.002       1.015       247,750
                                                                 2006   0.989       1.002       252,325
                                                                 2005   0.995       0.989       257,913
                                                                 2004   1.000       0.995       200,130
 DWS Davis Venture Value Subaccount (Class B) (7/03)............ 2008   1.290       1.247            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2007   1.270       1.290       306,678
                                                                      2006   1.138       1.270       312,904
                                                                      2005   1.068       1.138       329,833
                                                                      2004   1.000       1.068       148,614
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........... 2006   1.030       1.072            --
                                                                      2005   1.060       1.030       233,582
                                                                      2004   1.000       1.060       114,580
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........... 2008   1.287       1.224            --
                                                                      2007   1.349       1.287       905,184
                                                                      2006   1.169       1.349       923,721
                                                                      2005   1.114       1.169       668,044
                                                                      2004   1.000       1.114       431,353
 DWS Foreign Value Subaccount (Class B) (11/04)...................... 2006   1.124       1.340            --
                                                                      2005   1.053       1.124        28,661
                                                                      2004   1.000       1.053            --
 DWS Growth Allocation Subaccount (Class B) (9/04)................... 2009   0.818       0.817            --
                                                                      2008   1.281       0.818       998,219
                                                                      2007   1.243       1.281     1,001,191
                                                                      2006   1.131       1.243     1,021,489
                                                                      2005   1.093       1.131       951,926
                                                                      2004   1.016       1.093       158,450
 DWS High Income Subaccount (Class B) (6/03)......................... 2008   1.153       1.137            --
                                                                      2007   1.175       1.153       430,448
                                                                      2006   1.094       1.175       429,092
                                                                      2005   1.084       1.094       444,818
                                                                      2004   1.000       1.084       273,978
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03).............. 2013   1.504       1.977        87,504
                                                                      2012   1.360       1.504       184,440
                                                                      2011   1.488       1.360       220,659
                                                                      2010   1.243       1.488       253,250
                                                                      2009   0.985       1.243       327,477
                                                                      2008   1.523       0.985       353,053
                                                                      2007   1.520       1.523       478,881
                                                                      2006   1.250       1.520       510,024
                                                                      2005   1.167       1.250       572,037
                                                                      2004   1.000       1.167       347,101
 DWS Income Allocation Subaccount (Class B) (8/04)................... 2006   1.050       1.064            --
                                                                      2005   1.039       1.050        20,472
                                                                      2004   1.005       1.039        13,051
 DWS Index 500 Subaccount (Class B) (7/03)........................... 2005   1.085       1.099            --
                                                                      2004   1.000       1.085        44,669
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   1.770       1.702            --
                                                                      2007   1.561       1.770       162,922
                                                                      2006   1.279       1.561       188,021
                                                                      2005   1.150       1.279       214,165
                                                                      2004   1.000       1.150        78,243
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.310       1.255            --
                                                                      2007   1.264       1.310       102,936
                                                                      2006   1.200       1.264       124,652
                                                                      2005   1.101       1.200       125,713
                                                                      2004   1.000       1.101        75,051
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.157       1.136            --
                                                                      2005   1.107       1.157         1,445
                                                                      2004   1.000       1.107         1,448
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.141       1.257            --
                                                                      2005   1.036       1.141            --
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.321       1.299            --
                                                                      2007   1.201       1.321       225,597
                                                                      2006   1.070       1.201       232,209
                                                                      2005   1.080       1.070       247,199
                                                                      2004   1.000       1.080       155,386
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.106       1.133            --
                                                                      2005   1.140       1.106       167,357
                                                                      2004   1.000       1.140       152,122

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 DWS Mid Cap Growth Subaccount (Class B) (8/03).......................... 2008   1.327       1.245            --
                                                                          2007   1.260       1.327        33,974
                                                                          2006   1.168       1.260        35,233
                                                                          2005   1.044       1.168        35,342
                                                                          2004   1.000       1.044        15,118
 DWS Moderate Allocation Subaccount (Class B) (8/04)..................... 2009   0.831       0.832            --
                                                                          2008   1.222       0.831       184,410
                                                                          2007   1.192       1.222       196,421
                                                                          2006   1.101       1.192       237,374
                                                                          2005   1.074       1.101       238,585
                                                                          2004   0.999       1.074        56,813
 DWS Money Market Subaccount (Class B) (7/03)............................ 2008   1.022       1.024            --
                                                                          2007   1.001       1.022       128,495
                                                                          2006   0.985       1.001        66,349
                                                                          2005   0.985       0.985        24,224
                                                                          2004   1.000       0.985         3,807
 DWS Oak Strategic Equity Subaccount (Class B) (7/03).................... 2006   0.946       0.959            --
                                                                          2005   1.015       0.946       194,676
                                                                          2004   1.000       1.015       107,721
 DWS Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.171       1.019            --
                                                                          2007   1.135       1.171       163,335
                                                                          2006   1.109       1.135       182,075
                                                                          2005   1.065       1.109       192,896
                                                                          2004   1.000       1.065        85,297
 DWS Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.143       1.141            --
                                                                          2007   1.115       1.143       159,963
                                                                          2006   1.051       1.115       162,057
                                                                          2005   1.056       1.051       150,128
                                                                          2004   1.000       1.056        89,938
 DWS Technology Subaccount (Class B) (7/03).............................. 2010   0.935       0.965            --
                                                                          2009   0.599       0.935        57,210
                                                                          2008   1.146       0.599        97,090
                                                                          2007   1.032       1.146       106,738
                                                                          2006   1.053       1.032       124,060
                                                                          2005   1.045       1.053       125,547
                                                                          2004   1.000       1.045        83,849
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.508       1.400            --
                                                                          2007   1.235       1.508        67,786
                                                                          2006   1.191       1.235        87,845
                                                                          2005   1.097       1.191        85,263
                                                                          2004   1.000       1.097        38,492
 DWSII Global Growth Subaccount (Class B) (8/03)......................... 2013   1.323       1.570        85,125
                                                                          2012   1.148       1.323       116,697
                                                                          2011   1.378       1.148       138,830
                                                                          2010   1.247       1.378       142,768
                                                                          2009   0.892       1.247       188,562
                                                                          2008   1.755       0.892       221,353
                                                                          2007   1.699       1.755       237,812
                                                                          2006   1.343       1.699       234,852
                                                                          2005   1.123       1.343       250,339
                                                                          2004   1.000       1.123       124,306
 DWSII Government & Agency Securities Subaccount (Class B) (6/03)........ 2013   1.208       1.141        89,334
                                                                          2012   1.208       1.208        98,329
                                                                          2011   1.155       1.208        82,228
                                                                          2010   1.115       1.155       148,779
                                                                          2009   1.061       1.115       201,343
                                                                          2008   1.040       1.061       272,847
                                                                          2007   1.010       1.040       273,232
                                                                          2006   0.998       1.010       256,885
                                                                          2005   1.000       0.998       247,721
                                                                          2004   1.000       1.000       117,594
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................. 2013   1.554       1.658        93,734

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2012   1.366       1.554       178,587
                                                                              2011   1.368       1.366       185,633
                                                                              2010   1.211       1.368       224,167
                                                                              2009   0.846       1.211       286,130
                                                                              2008   1.139       0.846       336,706
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09).................... 2013   1.204       1.403       201,648
                                                                              2012   1.083       1.204       138,278
                                                                              2011   1.129       1.083       138,970
                                                                              2010   1.019       1.129       138,391
                                                                              2009   0.852       1.019       183,790
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)...................... 2013   1.231       1.513       897,096
                                                                              2012   1.090       1.231       898,449
                                                                              2011   1.163       1.090     1,028,152
                                                                              2010   1.032       1.163     1,024,213
                                                                              2009   0.843       1.032     1,023,415
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09).................... 2013   1.243       1.385       210,274
                                                                              2012   1.133       1.243       234,552
                                                                              2011   1.163       1.133       234,737
                                                                              2010   1.060       1.163       226,222
                                                                              2009   0.901       1.060       226,682
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2013   1.964       1.825        74,403
                                                                              2012   1.690       1.964        80,020
                                                                              2011   2.123       1.690        94,192
                                                                              2010   1.755       2.123       104,364
                                                                              2009   1.063       1.755       148,577
                                                                              2008   2.442       1.063       176,947
                                                                              2007   1.949       2.442       152,873
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08)........ 2013   1.368       1.592        11,335
                                                                              2012   1.202       1.368        13,220
                                                                              2011   1.379       1.202        40,203
                                                                              2010   1.269       1.379        77,061
                                                                              2009   0.988       1.269        78,843
                                                                              2008   1.705       0.988        91,225
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................ 2013   1.007       1.088            --
                                                                              2012   0.980       1.007       169,834
                                                                              2011   1.060       0.980       205,763
                                                                              2010   0.884       1.060       247,921
                                                                              2009   0.663       0.884       339,786
                                                                              2008   1.055       0.663       382,217
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................. 2013   1.840       2.282        53,262
                                                                              2012   1.556       1.840        74,148
                                                                              2011   1.741       1.556        64,597
                                                                              2010   1.620       1.741        78,317
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................... 2013   1.530       1.514        96,391
                                                                              2012   1.407       1.530       145,905
                                                                              2011   1.394       1.407       161,588
                                                                              2010   1.275       1.394       153,894
                                                                              2009   0.984       1.275       155,862
                                                                              2008   1.143       0.984       154,121
 MIST RCM Technology Subaccount (Class E) (5/10)............................. 2013   1.111       1.158            --
                                                                              2012   1.012       1.111        56,598
                                                                              2011   1.152       1.012        63,120
                                                                              2010   0.984       1.152        55,824
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............. 2013   1.447       1.928           990
                                                                              2012   1.304       1.447         5,658
                                                                              2011   1.359       1.304        15,945
                                                                              2010   1.091       1.359        16,826
                                                                              2009   0.769       1.091        27,166
                                                                              2008   1.248       0.769        37,545
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)...................... 2013   1.259       1.355            --
                                                                              2012   1.218       1.259        31,127
                                                                              2011   1.348       1.218        43,902
                                                                              2010   1.087       1.348        44,003
                                                                              2009   0.757       1.087        56,043
                                                                              2008   1.394       0.757        64,652

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................. 2013   1.124       1.085       229,984
                                                                        2012   1.074       1.124       265,117
                                                                        2011   1.035       1.074       249,140
                                                                        2010   0.981       1.035       301,673
                                                                        2009   0.921       0.981       320,258
                                                                        2008   0.979       0.921       271,723
 MSF BlackRock Diversified Subaccount (Class B) (4/08)................. 2013   1.162       1.364       314,748
                                                                        2012   1.062       1.162       354,903
                                                                        2011   1.051       1.062       376,439
                                                                        2010   0.985       1.051       410,438
                                                                        2009   0.863       0.985       443,131
                                                                        2008   1.107       0.863       468,150
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2013   1.054       1.355       324,305
                                                                        2012   0.948       1.054       519,870
                                                                        2011   0.952       0.948       597,566
                                                                        2010   0.895       0.952       684,639
                                                                        2009   0.826       0.895       789,578
                                                                        2008   1.220       0.826       788,285
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................ 2013   1.336       1.304        30,462
                                                                        2012   1.370       1.336       123,151
                                                                        2011   1.404       1.370       198,748
                                                                        2010   1.438       1.404       179,756
                                                                        2009   1.470       1.438       284,059
                                                                        2008   1.473       1.470       397,481
 MSF Davis Venture Value Subaccount (Class B) (4/08)................... 2013   1.094       1.423        89,239
                                                                        2012   0.995       1.094       153,620
                                                                        2011   1.066       0.995       166,766
                                                                        2010   0.978       1.066       202,971
                                                                        2009   0.761       0.978       266,159
                                                                        2008   1.242       0.761       276,606
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2013   1.103       1.210            --
                                                                        2012   0.979       1.103       295,072
                                                                        2011   1.071       0.979       356,678
                                                                        2010   0.961       1.071       398,428
                                                                        2009   0.811       0.961       416,528
                                                                        2008   1.256       0.811       469,442
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2013   1.363       1.614        28,525
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2013   1.084       1.393        50,989
                                                                        2012   0.963       1.084        54,064
                                                                        2011   0.971       0.963        58,408
                                                                        2010   0.869       0.971        71,127
                                                                        2009   0.707       0.869        71,482
                                                                        2008   1.095       0.707        67,252
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2013   1.098       1.272        20,595
                                                                        2012   1.011       1.098        38,884
                                                                        2011   1.014       1.011        48,191
                                                                        2010   0.946       1.014        79,834
                                                                        2009   0.820       0.946       114,376
                                                                        2008   1.082       0.820       147,981
                                                                        2007   1.065       1.082       208,694
                                                                        2006   1.003       1.065       201,514
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2013   1.285       1.700       244,987
                                                                        2012   1.131       1.285       101,383
                                                                        2011   1.150       1.131       116,055
                                                                        2010   1.059       1.150       124,120
                                                                        2009   0.900       1.059       177,018
                                                                        2008   1.298       0.900       164,276
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2013   1.095       1.358       114,695
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.135       1.537            --
                                                                        2012   0.980       1.135       100,874
                                                                        2011   1.018       0.980        68,698
                                                                        2010   0.894       1.018        93,176
                                                                        2009   0.640       0.894       101,352
                                                                        2008   1.056       0.640        69,996

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.164       1.460        95,368
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.173       1.650        92,161
                                                                        2012   1.037       1.173       115,990
                                                                        2011   1.048       1.037       154,009
                                                                        2010   0.797       1.048       199,658
                                                                        2009   0.589       0.797       217,982
                                                                        2008   0.902       0.589       191,969





                                SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50%
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)............................. 2013   1.849       1.997           --
                                                                                  2012   1.830       1.849           --
                                                                                  2011   1.611       1.830           --
                                                                                  2010   1.554       1.611           --
                                                                                  2009   1.387       1.554           --
                                                                                  2008   2.102       1.387           --
                                                                                  2007   1.787       2.102           --
                                                                                  2006   1.460       1.787           --
                                                                                  2005   1.281       1.460           --
                                                                                  2004   1.063       1.281           --
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)............................. 2006   1.136       1.139           --
                                                                                  2005   1.077       1.136       85,977
                                                                                  2004   1.059       1.077       80,232
 Alger Capital Appreciation Subaccount (Class S) (7/03).......................... 2013   1.912       2.514        7,712
                                                                                  2012   1.663       1.912        7,832
                                                                                  2011   1.716       1.663        7,971
                                                                                  2010   1.548       1.716        8,121
                                                                                  2009   1.054       1.548        8,261
                                                                                  2008   1.974       1.054        8,386
                                                                                  2007   1.520       1.974       11,439
                                                                                  2006   1.310       1.520       11,448
                                                                                  2005   1.176       1.310       11,457
                                                                                  2004   1.118       1.176       11,467
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).................... 2009   0.864       1.101           --
                                                                                  2008   1.664       0.864       13,755
                                                                                  2007   1.777       1.664       14,333
                                                                                  2006   1.609       1.777       14,929
                                                                                  2005   1.420       1.609       15,520
                                                                                  2004   1.234       1.420        9,450
 Credit Suisse International Equity Flex III Subaccount (12/09).................. 2012   1.006       1.006           --
                                                                                  2011   1.216       1.006           --
                                                                                  2010   1.111       1.216       12,354
                                                                                  2009   1.108       1.111       13,025
 Credit Suisse Trust Emerging Markets Subaccount (7/03).......................... 2007   2.585       2.700           --
                                                                                  2006   2.000       2.585          400
                                                                                  2005   1.603       2.000          401
                                                                                  2004   1.315       1.603          402
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03)......................... 2008   1.436       1.405           --
                                                                                  2007   1.452       1.436       25,781
                                                                                  2006   1.383       1.452       25,580
                                                                                  2005   1.301       1.383       25,507
                                                                                  2004   1.168       1.301       31,744
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)...... 2013   1.291       1.688        1,234

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2012   1.186       1.291         1,293
                                                                         2011   1.208       1.186         1,362
                                                                         2010   1.081       1.208         1,436
                                                                         2009   0.831       1.081         1,505
                                                                         2008   1.302       0.831         1,567
                                                                         2007   1.242       1.302         1,688
                                                                         2006   1.169       1.242         1,689
                                                                         2005   1.159       1.169         1,691
                                                                         2004   1.122       1.159         1,693
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)................... 2008   1.154       1.094            --
                                                                         2007   1.129       1.154        15,101
                                                                         2006   1.004       1.129        15,908
                                                                         2005   1.000       1.004        15,823
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03)........ 2007   2.148       1.753        26,737
                                                                         2006   1.606       2.148        24,566
                                                                         2005   1.479       1.606        27,728
                                                                         2004   1.160       1.479        25,899
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)................................... 2008   1.022       0.991            --
                                                                         2007   1.010       1.022            --
                                                                         2006   0.992       1.010            --
                                                                         2005   1.000       0.992            --
 DWS Global Opportunities Subaccount (Class B) (7/03)................... 2010   1.527       1.633            --
                                                                         2009   1.060       1.527         3,650
                                                                         2008   2.181       1.060         3,653
                                                                         2007   2.054       2.181         3,656
                                                                         2006   1.728       2.054         3,658
                                                                         2005   1.500       1.728         3,661
                                                                         2004   1.249       1.500         3,664
 DWS Growth & Income Subaccount (Class B) (6/03)........................ 2008   1.351       0.813            --
                                                                         2007   1.371       1.351        23,579
                                                                         2006   1.241       1.371        23,391
                                                                         2005   1.204       1.241        23,813
                                                                         2004   1.124       1.204        23,260
 DWS Health Care VIP Subaccount (Class B) (6/03)........................ 2011   1.328       1.489            --
                                                                         2010   1.264       1.328         4,404
                                                                         2009   1.064       1.264         4,790
                                                                         2008   1.427       1.064         5,252
                                                                         2007   1.296       1.427        18,747
                                                                         2006   1.256       1.296        19,302
                                                                         2005   1.192       1.256        18,960
                                                                         2004   1.119       1.192        20,145
 DWS I Capital Growth Subaccount (Class B) (7/03)....................... 2013   1.360       1.780        40,037
                                                                         2012   1.207       1.360        44,063
                                                                         2011   1.299       1.207        49,039
                                                                         2010   1.145       1.299        48,710
                                                                         2009   0.928       1.145       166,023
                                                                         2008   1.425       0.928       167,101
                                                                         2007   1.302       1.425       182,690
                                                                         2006   1.234       1.302       189,092
                                                                         2005   1.166       1.234       102,249
                                                                         2004   1.112       1.166           685
 DWS International Subaccount (Class B) (7/03).......................... 2008   2.060       1.966            --
                                                                         2007   1.849       2.060        34,251
                                                                         2006   1.511       1.849        35,511
                                                                         2005   1.339       1.511        36,764
                                                                         2004   1.181       1.339        33,731
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)......................... 2006   1.406       1.540            --
                                                                         2005   1.274       1.406            --
                                                                         2004   1.172       1.274            --
 DWS Balanced Subaccount (Class B) (7/03)............................... 2008   1.216       1.179            --
                                                                         2007   1.194       1.216        26,388
                                                                         2006   1.114       1.194        26,389
                                                                         2005   1.099       1.114        26,391
                                                                         2004   1.060       1.099        32,200

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                UNIT      UNIT     NUMBER OF
                                                                               VALUE      VALUE      UNITS
                                                                                 AT        AT     OUTSTANDING
                                                                             BEGINNING   END OF       AT
PORTFOLIO NAME                                                        YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------- ------ ----------- -------- ------------
 DWS Blue Chip Subaccount (Class B) (6/03).......................... 2008   1.570       1.466           --
                                                                     2007   1.561       1.570       29,732
                                                                     2006   1.389       1.561       29,729
                                                                     2005   1.298       1.389       30,691
                                                                     2004   1.152       1.298       41,147
 DWS Conservative Allocation Subaccount (Class B) (8/04)............ 2009   0.876       0.881           --
                                                                     2008   1.165       0.876       16,767
                                                                     2007   1.141       1.165       17,958
                                                                     2006   1.075       1.141       18,866
                                                                     2005   1.056       1.075        5,026
                                                                     2004   1.002       1.056           --
 DWS Core Fixed Income Subaccount (Class B) (6/03).................. 2008   1.019       0.980           --
                                                                     2007   1.007       1.019       93,158
                                                                     2006   0.994       1.007       92,571
                                                                     2005   1.000       0.994       87,034
                                                                     2004   0.985       1.000       79,619
 DWS Davis Venture Value Subaccount (Class B) (7/03)................ 2008   1.514       1.463           --
                                                                     2007   1.490       1.514       19,322
                                                                     2006   1.336       1.490       19,915
                                                                     2005   1.254       1.336       19,709
                                                                     2004   1.154       1.254       21,914
 DWS Dreman Financial Services Subaccount (Class B) (7/03).......... 2006   1.189       1.238           --
                                                                     2005   1.225       1.189       18,602
                                                                     2004   1.126       1.225       17,717
 DWS Dreman High Return Equity Subaccount (Class B) (6/03).......... 2008   1.481       1.408           --
                                                                     2007   1.553       1.481       66,427
                                                                     2006   1.347       1.553       66,207
                                                                     2005   1.284       1.347       30,231
                                                                     2004   1.159       1.284       33,520
 DWS Foreign Value Subaccount (Class B) (11/04)..................... 2006   1.123       1.338           --
                                                                     2005   1.053       1.123           --
                                                                     2004   1.000       1.053           --
 DWS Growth Allocation Subaccount (Class B) (9/04).................. 2009   0.816       0.815           --
                                                                     2008   1.278       0.816       72,727
                                                                     2007   1.242       1.278       39,748
                                                                     2006   1.130       1.242       39,780
                                                                     2005   1.093       1.130       39,814
                                                                     2004   1.016       1.093           --
 DWS High Income Subaccount (Class B) (6/03)........................ 2008   1.264       1.246           --
                                                                     2007   1.289       1.264       70,397
                                                                     2006   1.200       1.289       70,340
                                                                     2005   1.190       1.200       67,671
                                                                     2004   1.088       1.190       63,733
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03)............. 2013   1.950       2.562        8,490
                                                                     2012   1.764       1.950       11,931
                                                                     2011   1.931       1.764       10,415
                                                                     2010   1.614       1.931       10,977
                                                                     2009   1.280       1.614       11,292
                                                                     2008   1.979       1.280       11,665
                                                                     2007   1.977       1.979       21,797
                                                                     2006   1.627       1.977       22,105
                                                                     2005   1.519       1.627       23,209
                                                                     2004   1.241       1.519       22,392
 DWS Income Allocation Subaccount (Class B) (8/04).................. 2006   1.049       1.063           --
                                                                     2005   1.039       1.049       15,284
                                                                     2004   1.005       1.039           --
 DWS Index 500 Subaccount (Class B) (7/03).......................... 2005   1.211       1.225           --
                                                                     2004   1.128       1.211       13,006
 DWS International Select Equity Subaccount (Class B) (7/03)........ 2008   2.130       2.048           --
                                                                     2007   1.880       2.130       48,554
                                                                     2006   1.541       1.880       49,782
                                                                     2005   1.386       1.541       51,001
                                                                     2004   1.206       1.386       34,831
 DWS Janus Growth & Income Subaccount (Class B) (7/03).............. 2008   1.437       1.376           --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2007   1.388       1.437        46,545
                                                                      2006   1.318       1.388        48,248
                                                                      2005   1.209       1.318        47,172
                                                                      2004   1.116       1.209        48,969
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.266       1.242            --
                                                                      2005   1.211       1.266            --
                                                                      2004   1.107       1.211            --
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.141       1.255            --
                                                                      2005   1.036       1.141            --
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.514       1.488            --
                                                                      2007   1.377       1.514        94,679
                                                                      2006   1.228       1.377        96,388
                                                                      2005   1.239       1.228        97,319
                                                                      2004   1.159       1.239       108,938
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.242       1.271            --
                                                                      2005   1.281       1.242        23,758
                                                                      2004   1.119       1.281        33,181
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.489       1.398            --
                                                                      2007   1.415       1.489            --
                                                                      2006   1.312       1.415            --
                                                                      2005   1.173       1.312            --
                                                                      2004   1.161       1.173            --
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.829       0.830            --
                                                                      2008   1.220       0.829            --
                                                                      2007   1.191       1.220            --
                                                                      2006   1.100       1.191            --
                                                                      2005   1.074       1.100            --
                                                                      2004   0.999       1.074            --
 DWS Money Market Subaccount (Class B) (7/03)........................ 2008   1.003       1.005            --
                                                                      2007   0.983       1.003       102,231
                                                                      2006   0.967       0.983       106,233
                                                                      2005   0.968       0.967       110,254
                                                                      2004   0.987       0.968        66,151
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)................ 2006   1.091       1.106            --
                                                                      2005   1.171       1.091        95,554
                                                                      2004   1.190       1.171        94,266
 DWS Small Cap Growth Subaccount (Class B) (7/03).................... 2008   1.337       1.163            --
                                                                      2007   1.295       1.337         6,750
                                                                      2006   1.267       1.295         6,757
                                                                      2005   1.217       1.267         6,765
                                                                      2004   1.129       1.217         8,897
 DWS Strategic Income Subaccount (Class B) (6/03).................... 2008   1.120       1.118            --
                                                                      2007   1.093       1.120        55,024
                                                                      2006   1.031       1.093        55,265
                                                                      2005   1.037       1.031        54,386
                                                                      2004   0.982       1.037        45,037
 DWS Technology Subaccount (Class B) (7/03).......................... 2010   1.070       1.104            --
                                                                      2009   0.686       1.070         3,001
                                                                      2008   1.314       0.686         3,700
                                                                      2007   1.184       1.314        16,884
                                                                      2006   1.208       1.184        18,908
                                                                      2005   1.199       1.208        17,967
                                                                      2004   1.212       1.199        17,722
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)............... 2008   1.789       1.661            --
                                                                      2007   1.466       1.789        89,762
                                                                      2006   1.416       1.466        92,169
                                                                      2005   1.305       1.416        91,093
                                                                      2004   1.209       1.305        92,391
 DWSII Global Growth Subaccount (Class B) (8/03)..................... 2013   1.539       1.826           462

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.336       1.539           463
                                                                                2011   1.605       1.336           465
                                                                                2010   1.453       1.605           466
                                                                                2009   1.040       1.453           468
                                                                                2008   2.046       1.040           470
                                                                                2007   1.982       2.046           471
                                                                                2006   1.567       1.982           472
                                                                                2005   1.312       1.567           474
                                                                                2004   1.176       1.312           475
 DWSII Government & Agency Securities Subaccount (Class B) (6/03).............. 2013   1.204       1.136            --
                                                                                2012   1.204       1.204            --
                                                                                2011   1.152       1.204        25,297
                                                                                2010   1.112       1.152        25,297
                                                                                2009   1.059       1.112        36,544
                                                                                2008   1.039       1.059        35,981
                                                                                2007   1.009       1.039        39,674
                                                                                2006   0.998       1.009        39,618
                                                                                2005   1.000       0.998        38,211
                                                                                2004   0.992       1.000        47,637
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *....................... 2013   1.699       1.811       716,523
                                                                                2012   1.495       1.699       741,214
                                                                                2011   1.497       1.495     1,308,085
                                                                                2010   1.326       1.497     1,324,886
                                                                                2009   0.927       1.326        68,890
                                                                                2008   1.249       0.927        59,621
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)...................... 2013   1.199       1.397        40,205
                                                                                2012   1.079       1.199        40,236
                                                                                2011   1.126       1.079            --
                                                                                2010   1.016       1.126            --
                                                                                2009   0.850       1.016            --
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................ 2013   1.226       1.506        32,832
                                                                                2012   1.086       1.226        32,861
                                                                                2011   1.159       1.086        72,488
                                                                                2010   1.029       1.159        72,563
                                                                                2009   0.841       1.029        72,643
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)...................... 2013   1.238       1.379            --
                                                                                2012   1.129       1.238        13,931
                                                                                2011   1.159       1.129        14,729
                                                                                2010   1.057       1.159        15,757
                                                                                2009   0.899       1.057        16,727
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   2.696       2.503           391
                                                                                2012   2.321       2.696           392
                                                                                2011   2.918       2.321           393
                                                                                2010   2.412       2.918           394
                                                                                2009   1.462       2.412           396
                                                                                2008   3.360       1.462           397
                                                                                2007   2.683       3.360           399
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2013   1.729       2.011        23,427
                                                                                2012   1.519       1.729        28,517
                                                                                2011   1.744       1.519        31,274
                                                                                2010   1.605       1.744        81,624
                                                                                2009   1.251       1.605       160,878
                                                                                2008   2.159       1.251       112,208
 MIST MLA Mid Cap Subaccount (Class B) (4/08).................................. 2013   1.003       1.084            --
                                                                                2012   0.977       1.003       346,323
                                                                                2011   1.057       0.977       343,251
                                                                                2010   0.882       1.057       341,884
                                                                                2009   0.662       0.882       360,279
                                                                                2008   1.054       0.662       353,144
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................... 2013   1.836       2.276            --
                                                                                2012   1.554       1.836         3,700
                                                                                2011   1.739       1.554         3,702
                                                                                2010   1.619       1.739         3,705
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)..................... 2013   1.495       1.479       556,363

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.376       1.495       556,976
                                                                          2011   1.364       1.376       600,493
                                                                          2010   1.248       1.364       542,857
                                                                          2009   0.964       1.248       486,895
                                                                          2008   1.120       0.964        52,977
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.270       1.323            --
                                                                          2012   1.158       1.270         4,442
                                                                          2011   1.319       1.158         2,191
                                                                          2010   1.126       1.319         2,532
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2013   0.958       1.250       212,048
                                                                          2012   0.833       0.958       226,310
                                                                          2011   0.890       0.833       249,991
                                                                          2010   0.780       0.890       254,469
                                                                          2009   0.675       0.780       275,312
                                                                          2008   1.022       0.675       322,777
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2013   1.620       2.158            --
                                                                          2012   1.461       1.620            --
                                                                          2011   1.523       1.461            --
                                                                          2010   1.223       1.523            --
                                                                          2009   0.862       1.223            --
                                                                          2008   1.401       0.862            --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.491       1.603            --
                                                                          2012   1.442       1.491        16,208
                                                                          2011   1.598       1.442        14,714
                                                                          2010   1.289       1.598        16,857
                                                                          2009   0.898       1.289        89,226
                                                                          2008   1.654       0.898        92,609
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2013   1.125       1.087         8,538
                                                                          2012   1.076       1.125         8,538
                                                                          2011   1.038       1.076        34,124
                                                                          2010   0.984       1.038        34,988
                                                                          2009   0.924       0.984        85,816
                                                                          2008   0.983       0.924        84,011
 MSF BlackRock Diversified Subaccount (Class B) (4/08)................... 2013   1.233       1.446            --
                                                                          2012   1.127       1.233         2,173
                                                                          2011   1.116       1.127        26,381
                                                                          2010   1.047       1.116        26,383
                                                                          2009   0.917       1.047        26,385
                                                                          2008   1.177       0.917        26,386
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2013   1.210       1.555        27,347
                                                                          2012   1.089       1.210        27,508
                                                                          2011   1.094       1.089        25,174
                                                                          2010   1.029       1.094        26,945
                                                                          2009   0.950       1.029        67,329
                                                                          2008   1.403       0.950        39,255
 MSF BlackRock Money Market Subaccount (Class B) (4/08).................. 2013   1.626       1.586        80,127
                                                                          2012   1.667       1.626        88,739
                                                                          2011   1.710       1.667        92,316
                                                                          2010   1.753       1.710       149,119
                                                                          2009   1.793       1.753       159,455
                                                                          2008   1.797       1.793       162,499
 MSF Davis Venture Value Subaccount (Class B) (4/08)..................... 2013   1.280       1.665         7,189
                                                                          2012   1.165       1.280         7,244
                                                                          2011   1.248       1.165         7,307
                                                                          2010   1.145       1.248         7,375
                                                                          2009   0.892       1.145        19,202
                                                                          2008   1.457       0.892        18,768
 MSF FI Value Leaders Subaccount (Class B) (4/08) *...................... 2013   1.284       1.409            --
                                                                          2012   1.140       1.284        14,070
                                                                          2011   1.249       1.140        14,369
                                                                          2010   1.120       1.249        14,841
                                                                          2009   0.946       1.120        15,304
                                                                          2008   1.465       0.946        15,791
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)................. 2013   1.614       1.910        14,559

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2013   1.080       1.388       183,943
                                                                        2012   0.960       1.080       243,263
                                                                        2011   0.968       0.960       264,789
                                                                        2010   0.867       0.968       258,672
                                                                        2009   0.706       0.867       242,469
                                                                        2008   1.093       0.706        17,215
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2013   1.094       1.267       147,793
                                                                        2012   1.008       1.094       163,493
                                                                        2011   1.012       1.008        53,880
                                                                        2010   0.945       1.012        58,722
                                                                        2009   0.819       0.945       111,198
                                                                        2008   1.081       0.819        51,801
                                                                        2007   1.065       1.081       101,165
                                                                        2006   1.003       1.065        98,803
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2013   1.468       1.943        21,186
                                                                        2012   1.294       1.468        24,760
                                                                        2011   1.316       1.294        51,358
                                                                        2010   1.213       1.316        54,171
                                                                        2009   1.030       1.213        81,744
                                                                        2008   1.487       1.030        69,476
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2013   1.091       1.352       350,373
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.131       1.531         1,107
                                                                        2012   0.978       1.131         5,149
                                                                        2011   1.016       0.978         5,242
                                                                        2010   0.892       1.016         5,556
                                                                        2009   0.640       0.892        79,085
                                                                        2008   1.055       0.640        42,962
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.330       1.668         9,095
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.511       2.125        32,028
                                                                        2012   1.337       1.511        36,551
                                                                        2011   1.351       1.337        47,638
                                                                        2010   1.029       1.351        50,562
                                                                        2009   0.761       1.029        52,869
                                                                        2008   1.165       0.761        55,846





                       SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55%
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)........... 2013   1.399       1.511       10,879
                                                                2012   1.386       1.399       11,273
                                                                2011   1.221       1.386       12,217
                                                                2010   1.178       1.221       16,983
                                                                2009   1.051       1.178       16,469
                                                                2008   1.594       1.051       14,375
                                                                2007   1.356       1.594       15,101
                                                                2006   1.109       1.356       15,543
                                                                2005   1.000       1.109       16,900
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)........... 2006   1.071       1.074           --
                                                                2005   1.000       1.071       18,150
 Alger Capital Appreciation Subaccount (Class S) (7/03)........ 2013   1.655       2.175        1,950
                                                                2012   1.440       1.655        4,762
                                                                2011   1.487       1.440        2,806
                                                                2010   1.342       1.487        2,863
                                                                2009   0.914       1.342        2,830
                                                                2008   1.713       0.914        3,233
                                                                2007   1.319       1.713        3,007
                                                                2006   1.138       1.319        3,506
                                                                2005   1.000       1.138        3,821

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)..................... 2009   0.600       0.765           --
                                                                                   2008   1.157       0.600          428
                                                                                   2007   1.236       1.157          430
                                                                                   2006   1.120       1.236          431
                                                                                   2005   1.000       1.120          432
 Credit Suisse International Equity Flex III Subaccount (12/09)................... 2012   0.698       0.698           --
                                                                                   2011   0.844       0.698           --
                                                                                   2010   0.772       0.844          381
                                                                                   2009   0.770       0.772          426
 Credit Suisse Trust Emerging Markets Subaccount (7/03)........................... 2007   1.570       1.640           --
                                                                                   2006   1.215       1.570       14,824
                                                                                   2005   1.000       1.215       16,791
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.109       1.085           --
                                                                                   2007   1.122       1.109       18,962
                                                                                   2006   1.069       1.122       17,181
                                                                                   2005   1.000       1.069       16,424
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2013   1.126       1.470           --
                                                                                   2012   1.034       1.126           --
                                                                                   2011   1.054       1.034           --
                                                                                   2010   0.944       1.054           --
                                                                                   2009   0.725       0.944           --
                                                                                   2008   1.138       0.725           --
                                                                                   2007   1.086       1.138           --
                                                                                   2006   1.022       1.086           --
                                                                                   2005   1.000       1.022           --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.153       1.093           --
                                                                                   2007   1.128       1.153           --
                                                                                   2006   1.004       1.128           --
                                                                                   2005   1.000       1.004           --
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   1.513       1.234           --
                                                                                   2006   1.132       1.513           --
                                                                                   2005   1.000       1.132           --
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)............................................. 2008   1.020       0.989           --
                                                                                   2007   1.009       1.020           --
                                                                                   2006   0.992       1.009           --
                                                                                   2005   1.000       0.992           --
 DWS Global Opportunities Subaccount (Class B) (7/03)............................. 2010   0.998       1.067           --
                                                                                   2009   0.693       0.998        1,277
                                                                                   2008   1.427       0.693        1,283
                                                                                   2007   1.344       1.427        1,288
                                                                                   2006   1.131       1.344        1,292
                                                                                   2005   1.000       1.131        1,295
 DWS Growth & Income Subaccount (Class B) (6/03).................................. 2008   1.124       1.052           --
                                                                                   2007   1.142       1.124       19,638
                                                                                   2006   1.034       1.142       17,993
                                                                                   2005   1.000       1.034           --
 DWS Health Care VIP Subaccount (Class B) (6/03).................................. 2011   1.135       1.272           --
                                                                                   2010   1.082       1.135        5,484
                                                                                   2009   0.911       1.082        5,509
                                                                                   2008   1.222       0.911        5,534
                                                                                   2007   1.110       1.222       25,133
                                                                                   2006   1.077       1.110       66,027
                                                                                   2005   1.000       1.077       98,385
 DWS I Capital Growth Subaccount (Class B) (7/03)................................. 2013   1.169       1.530        5,165

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                   2012   1.038       1.169        14,312
                                                                   2011   1.118       1.038        14,284
                                                                   2010   0.985       1.118         8,957
                                                                   2009   0.799       0.985         8,939
                                                                   2008   1.228       0.799         8,663
                                                                   2007   1.123       1.228         9,470
                                                                   2006   1.065       1.123         9,468
                                                                   2005   1.000       1.065            --
 DWS International Subaccount (Class B) (7/03).................... 2008   1.540       1.469            --
                                                                   2007   1.382       1.540            --
                                                                   2006   1.130       1.382            --
                                                                   2005   1.000       1.130            --
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.112       1.217            --
                                                                   2005   1.000       1.112         3,826
 DWS Balanced Subaccount (Class B) (7/03)......................... 2008   1.103       1.069            --
                                                                   2007   1.084       1.103            --
                                                                   2006   1.012       1.084            --
                                                                   2005   1.000       1.012            --
 DWS Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.210       1.130            --
                                                                   2007   1.204       1.210        12,453
                                                                   2006   1.072       1.204        12,463
                                                                   2005   1.000       1.072           448
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.826       0.830            --
                                                                   2008   1.099       0.826       281,348
                                                                   2007   1.077       1.099       348,741
                                                                   2006   1.015       1.077       348,851
                                                                   2005   1.000       1.015       348,946
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.008       0.969            --
                                                                   2007   0.996       1.008            --
                                                                   2006   0.984       0.996            --
                                                                   2005   1.000       0.984            --
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.192       1.152            --
                                                                   2007   1.174       1.192           908
                                                                   2006   1.054       1.174           911
                                                                   2005   1.000       1.054           913
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   0.986       1.026            --
                                                                   2005   1.000       0.986            --
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.138       1.082            --
                                                                   2007   1.194       1.138        50,109
                                                                   2006   1.036       1.194        40,496
                                                                   2005   1.000       1.036        19,635
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.060       1.262            --
                                                                   2005   1.000       1.060            --
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.747       0.746            --
                                                                   2008   1.171       0.747        86,972
                                                                   2007   1.138       1.171       187,170
                                                                   2006   1.036       1.138       187,274
                                                                   2005   1.000       1.036       187,367
 DWS High Income Subaccount (Class B) (6/03)...................... 2008   1.048       1.033            --
                                                                   2007   1.070       1.048        17,847
                                                                   2006   0.997       1.070        15,884
                                                                   2005   1.000       0.997        15,312
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03)........... 2013   1.284       1.686        10,449
                                                                   2012   1.162       1.284        12,528
                                                                   2011   1.273       1.162        13,145
                                                                   2010   1.064       1.273        16,700
                                                                   2009   0.845       1.064        17,132
                                                                   2008   1.306       0.845        16,976
                                                                   2007   1.305       1.306        16,847
                                                                   2006   1.075       1.305        15,982
                                                                   2005   1.000       1.075        17,401
 DWS Income Allocation Subaccount (Class B) (8/04)................ 2006   1.005       1.017            --
                                                                   2005   1.000       1.005            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 DWS Index 500 Subaccount (Class B) (7/03)............................... 2005   1.000       1.018            --
 DWS International Select Equity Subaccount (Class B) (7/03)............. 2008   1.545       1.485            --
                                                                          2007   1.364       1.545        20,576
                                                                          2006   1.119       1.364        62,035
                                                                          2005   1.000       1.119        99,604
 DWS Janus Growth & Income Subaccount (Class B) (7/03)................... 2008   1.193       1.142            --
                                                                          2007   1.152       1.193         4,054
                                                                          2006   1.095       1.152         3,802
                                                                          2005   1.000       1.095         3,908
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).............. 2006   1.067       1.047            --
                                                                          2005   1.000       1.067            --
 DWS Large Cap Core Subaccount (Class B) (12/04)......................... 2006   1.094       1.203            --
                                                                          2005   1.000       1.094        17,064
 DWS Large Cap Value Subaccount (Class B) (7/03)......................... 2008   1.213       1.192            --
                                                                          2007   1.104       1.213            --
                                                                          2006   0.985       1.104            --
                                                                          2005   1.000       0.985        19,623
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)............ 2006   0.995       1.018            --
                                                                          2005   1.000       0.995         5,537
 DWS Mid Cap Growth Subaccount (Class B) (8/03).......................... 2008   1.257       1.180            --
                                                                          2007   1.195       1.257            --
                                                                          2006   1.109       1.195            --
                                                                          2005   1.000       1.109            --
 DWS Moderate Allocation Subaccount (Class B) (8/04)..................... 2009   0.770       0.771            --
                                                                          2008   1.135       0.770       179,885
                                                                          2007   1.108       1.135       127,323
                                                                          2006   1.025       1.108       109,363
                                                                          2005   1.000       1.025        52,787
 DWS Money Market Subaccount (Class B) (7/03)............................ 2008   1.036       1.038            --
                                                                          2007   1.016       1.036       311,636
                                                                          2006   1.000       1.016       311,636
                                                                          2005   1.000       1.000       311,636
 DWS Oak Strategic Equity Subaccount (Class B) (7/03).................... 2006   0.979       0.993            --
                                                                          2005   1.000       0.979         5,632
 DWS Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.093       0.950            --
                                                                          2007   1.060       1.093         4,235
                                                                          2006   1.037       1.060         4,293
                                                                          2005   1.000       1.037         4,215
 DWS Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.070       1.068            --
                                                                          2007   1.045       1.070            --
                                                                          2006   0.985       1.045            --
                                                                          2005   1.000       0.985            --
 DWS Technology Subaccount (Class B) (7/03).............................. 2010   0.928       0.957            --
                                                                          2009   0.595       0.928         7,100
                                                                          2008   1.141       0.595         7,107
                                                                          2007   1.028       1.141         7,112
                                                                          2006   1.050       1.028         7,117
                                                                          2005   1.000       1.050            --
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.374       1.275            --
                                                                          2007   1.127       1.374            --
                                                                          2006   1.088       1.127        19,785
                                                                          2005   1.000       1.088           885
 DWSII Global Growth Subaccount (Class B) (8/03)......................... 2013   1.155       1.370        10,716
                                                                          2012   1.003       1.155        10,724
                                                                          2011   1.206       1.003        11,046
                                                                          2010   1.092       1.206        11,103
                                                                          2009   0.782       1.092        11,156
                                                                          2008   1.540       0.782        11,169
                                                                          2007   1.493       1.540        35,624
                                                                          2006   1.181       1.493        28,749
                                                                          2005   1.000       1.181           409
 DWSII Government & Agency Securities Subaccount (Class B) (6/03)........ 2013   1.194       1.126         2,527

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2012   1.195       1.194         2,530
                                                                              2011   1.144       1.195            --
                                                                              2010   1.105       1.144            --
                                                                              2009   1.052       1.105            --
                                                                              2008   1.033       1.052            --
                                                                              2007   1.004       1.033            --
                                                                              2006   0.993       1.004            --
                                                                              2005   1.000       0.993            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *..................... 2013   1.406       1.498       213,808
                                                                              2012   1.238       1.406       216,104
                                                                              2011   1.240       1.238       212,408
                                                                              2010   1.099       1.240       224,182
                                                                              2009   0.769       1.099        13,468
                                                                              2008   1.036       0.769        15,200
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09).................... 2013   1.113       1.295            --
                                                                              2012   1.002       1.113        10,210
                                                                              2011   1.046       1.002        10,247
                                                                              2010   0.944       1.046        10,288
                                                                              2009   0.791       0.944        73,426
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)...................... 2013   1.120       1.375        53,702
                                                                              2012   0.993       1.120        53,765
                                                                              2011   1.060       0.993        82,538
                                                                              2010   0.941       1.060        82,661
                                                                              2009   0.770       0.941        82,793
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09).................... 2013   1.164       1.297       122,589
                                                                              2012   1.063       1.164       122,687
                                                                              2011   1.092       1.063       122,793
                                                                              2010   0.996       1.092       122,907
                                                                              2009   0.848       0.996       176,521
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2013   1.633       1.515        12,615
                                                                              2012   1.407       1.633        12,166
                                                                              2011   1.769       1.407        11,040
                                                                              2010   1.463       1.769        12,412
                                                                              2009   0.887       1.463        13,190
                                                                              2008   2.040       0.887        15,794
                                                                              2007   1.629       2.040        12,050
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08)........ 2013   1.181       1.373         2,721
                                                                              2012   1.038       1.181         2,725
                                                                              2011   1.193       1.038            --
                                                                              2010   1.098       1.193           629
                                                                              2009   0.856       1.098           649
                                                                              2008   1.478       0.856           668
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................ 2013   0.999       1.079            --
                                                                              2012   0.974       0.999        15,998
                                                                              2011   1.054       0.974        15,163
                                                                              2010   0.880       1.054        19,059
                                                                              2009   0.660       0.880        19,383
                                                                              2008   1.052       0.660        19,175
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................. 2013   1.217       1.508            --
                                                                              2012   1.030       1.217            --
                                                                              2011   1.154       1.030           991
                                                                              2010   1.074       1.154         1,142
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................... 2013   1.425       1.409       524,702
                                                                              2012   1.312       1.425       530,170
                                                                              2011   1.300       1.312       538,862
                                                                              2010   1.191       1.300       551,548
                                                                              2009   0.920       1.191       551,501
                                                                              2008   1.070       0.920            --
 MIST RCM Technology Subaccount (Class E) (5/10)............................. 2013   1.099       1.146            --
                                                                              2012   1.003       1.099         7,080
                                                                              2011   1.143       1.003         7,086
                                                                              2010   0.977       1.143         7,093
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............. 2013   1.364       1.816         3,433

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                   2012   1.231       1.364         3,437
                                                                   2011   1.284       1.231            --
                                                                   2010   1.032       1.284            --
                                                                   2009   0.727       1.032            --
                                                                   2008   1.182       0.727            --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)........... 2013   1.142       1.228            --
                                                                   2012   1.105       1.142            --
                                                                   2011   1.225       1.105            --
                                                                   2010   0.988       1.225            --
                                                                   2009   0.689       0.988            --
                                                                   2008   1.270       0.689            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)............ 2013   1.110       1.071            --
                                                                   2012   1.062       1.110            --
                                                                   2011   1.025       1.062            --
                                                                   2010   0.973       1.025            --
                                                                   2009   0.914       0.973            --
                                                                   2008   0.972       0.914            --
 MSF BlackRock Diversified Subaccount (Class B) (4/08)............ 2013   1.116       1.308            --
                                                                   2012   1.021       1.116            --
                                                                   2011   1.011       1.021            --
                                                                   2010   0.949       1.011            --
                                                                   2009   0.832       0.949            --
                                                                   2008   1.068       0.832            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)........ 2013   0.927       1.191        12,406
                                                                   2012   0.835       0.927        19,227
                                                                   2011   0.839       0.835        19,174
                                                                   2010   0.790       0.839        19,126
                                                                   2009   0.730       0.790        18,675
                                                                   2008   1.078       0.730        18,023
 MSF BlackRock Money Market Subaccount (Class B) (4/08)........... 2013   1.142       1.113        33,487
                                                                   2012   1.171       1.142            --
                                                                   2011   1.201       1.171           196
                                                                   2010   1.232       1.201            --
                                                                   2009   1.261       1.232            --
                                                                   2008   1.264       1.261       312,278
 MSF Davis Venture Value Subaccount (Class B) (4/08).............. 2013   1.005       1.307            --
                                                                   2012   0.916       1.005            --
                                                                   2011   0.981       0.916           699
                                                                   2010   0.901       0.981           805
                                                                   2009   0.702       0.901           900
                                                                   2008   1.147       0.702           904
 MSF FI Value Leaders Subaccount (Class B) (4/08) *............... 2013   0.987       1.083            --
                                                                   2012   0.877       0.987        11,954
                                                                   2011   0.961       0.877        12,307
                                                                   2010   0.863       0.961        12,370
                                                                   2009   0.729       0.863        12,428
                                                                   2008   1.129       0.729        12,442
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13).......... 2013   1.236       1.462            --
 MSF MetLife Stock Index Subaccount (Class B) (4/08).............. 2013   1.076       1.382            --
                                                                   2012   0.957       1.076            --
                                                                   2011   0.965       0.957            --
                                                                   2010   0.865       0.965            --
                                                                   2009   0.705       0.865            --
                                                                   2008   1.092       0.705            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)........ 2013   1.091       1.262        71,081
                                                                   2012   1.005       1.091        71,309
                                                                   2011   1.009       1.005        71,568
                                                                   2010   0.943       1.009        71,814
                                                                   2009   0.818       0.943        72,053
                                                                   2008   1.080       0.818        72,950
                                                                   2007   1.064       1.080            --
                                                                   2006   1.003       1.064            --
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08)............... 2013   1.173       1.551         4,205

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.55% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   1.034       1.173        4,210
                                                                        2011   1.052       1.034           --
                                                                        2010   0.970       1.052           --
                                                                        2009   0.825       0.970           --
                                                                        2008   1.191       0.825           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2013   1.087       1.347       12,934
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.128       1.525           --
                                                                        2012   0.975       1.128        4,123
                                                                        2011   1.014       0.975        4,145
                                                                        2010   0.891       1.014        4,175
                                                                        2009   0.639       0.891        4,297
                                                                        2008   1.054       0.639        4,531
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.152       1.444        7,075
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.233       1.733           --
                                                                        2012   1.091       1.233        3,877
                                                                        2011   1.103       1.091        3,963
                                                                        2010   0.840       1.103        4,071
                                                                        2009   0.622       0.840        4,458
                                                                        2008   0.952       0.622        4,601





                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60%
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)................... 2013   1.739       1.877        9,267
                                                                        2012   1.723       1.739       10,567
                                                                        2011   1.519       1.723        9,795
                                                                        2010   1.466       1.519       11,535
                                                                        2009   1.310       1.466       11,528
                                                                        2008   1.987       1.310       10,031
                                                                        2007   1.691       1.987       10,054
                                                                        2006   1.383       1.691       10,883
                                                                        2005   1.215       1.383       11,424
                                                                        2004   1.000       1.215           --
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03)................... 2006   1.095       1.098           --
                                                                        2005   1.039       1.095           --
                                                                        2004   1.000       1.039           --
 Alger Capital Appreciation Subaccount (Class S) (7/03)................ 2013   1.694       2.225           --
                                                                        2012   1.475       1.694           --
                                                                        2011   1.523       1.475           --
                                                                        2010   1.376       1.523           --
                                                                        2009   0.937       1.376           --
                                                                        2008   1.757       0.937           --
                                                                        2007   1.354       1.757           --
                                                                        2006   1.168       1.354           --
                                                                        2005   1.050       1.168           --
                                                                        2004   1.000       1.050           --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03).......... 2009   0.679       0.864           --
                                                                        2008   1.309       0.679           --
                                                                        2007   1.399       1.309           --
                                                                        2006   1.268       1.399           --
                                                                        2005   1.121       1.268           --
                                                                        2004   1.000       1.121           --
 Credit Suisse International Equity Flex III Subaccount (12/09)........ 2012   0.788       0.788           --
                                                                        2011   0.954       0.788           --
                                                                        2010   0.872       0.954           --
                                                                        2009   0.870       0.872           --
 Credit Suisse Trust Emerging Markets Subaccount (7/03)................ 2007   2.068       2.160           --

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2006   1.602       2.068        6,087
                                                                                   2005   1.285       1.602        6,911
                                                                                   2004   1.000       1.285           --
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.239       1.212           --
                                                                                   2007   1.254       1.239           --
                                                                                   2006   1.195       1.254           --
                                                                                   2005   1.126       1.195           --
                                                                                   2004   1.000       1.126           --
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2013   1.135       1.481           --
                                                                                   2012   1.043       1.135           --
                                                                                   2011   1.063       1.043           --
                                                                                   2010   0.953       1.063           --
                                                                                   2009   0.733       0.953           --
                                                                                   2008   1.150       0.733           --
                                                                                   2007   1.098       1.150           --
                                                                                   2006   1.034       1.098           --
                                                                                   2005   1.027       1.034           --
                                                                                   2004   1.000       1.027           --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.151       1.092           --
                                                                                   2007   1.127       1.151           --
                                                                                   2006   1.004       1.127           --
                                                                                   2005   1.000       1.004           --
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   1.854       1.511           --
                                                                                   2006   1.388       1.854           --
                                                                                   2005   1.279       1.388           --
                                                                                   2004   1.000       1.279           --
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)............................................. 2008   1.019       0.988           --
                                                                                   2007   1.008       1.019           --
                                                                                   2006   0.992       1.008           --
                                                                                   2005   1.000       0.992           --
 DWS Global Opportunities Subaccount (Class B) (7/03)............................. 2010   1.194       1.277           --
                                                                                   2009   0.830       1.194           --
                                                                                   2008   1.710       0.830           --
                                                                                   2007   1.611       1.710           --
                                                                                   2006   1.357       1.611           --
                                                                                   2005   1.179       1.357           --
                                                                                   2004   1.000       1.179           --
 DWS Growth & Income Subaccount (Class B) (6/03).................................. 2008   1.191       0.716           --
                                                                                   2007   1.210       1.191           --
                                                                                   2006   1.096       1.210           --
                                                                                   2005   1.064       1.096           --
                                                                                   2004   1.000       1.064           --
 DWS Health Care VIP Subaccount (Class B) (6/03).................................. 2011   1.156       1.295           --
                                                                                   2010   1.102       1.156       19,986
                                                                                   2009   0.928       1.102       20,660
                                                                                   2008   1.246       0.928       19,294
                                                                                   2007   1.133       1.246       21,342
                                                                                   2006   1.099       1.133       21,675
                                                                                   2005   1.044       1.099       19,684
                                                                                   2004   1.000       1.044           --
 DWS I Capital Growth Subaccount (Class B) (7/03)................................. 2013   1.200       1.569       15,109
                                                                                   2012   1.066       1.200       20,564
                                                                                   2011   1.148       1.066       21,054
                                                                                   2010   1.013       1.148           --
                                                                                   2009   0.822       1.013           --
                                                                                   2008   1.263       0.822           --
                                                                                   2007   1.156       1.263           --
                                                                                   2006   1.097       1.156           --
                                                                                   2005   1.037       1.097           --
                                                                                   2004   1.000       1.037           --
 DWS International Subaccount (Class B) (7/03).................................... 2008   1.768       1.687           --

                   SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                   2007   1.588       1.768           --
                                                                   2006   1.299       1.588           --
                                                                   2005   1.152       1.299           --
                                                                   2004   1.000       1.152           --
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................... 2006   1.201       1.313           --
                                                                   2005   1.088       1.201           --
                                                                   2004   1.000       1.088           --
 DWS Balanced Subaccount (Class B) (7/03)......................... 2008   1.146       1.111           --
                                                                   2007   1.126       1.146           --
                                                                   2006   1.052       1.126           --
                                                                   2005   1.039       1.052           --
                                                                   2004   1.000       1.039           --
 DWS Blue Chip Subaccount (Class B) (6/03)........................ 2008   1.316       1.229           --
                                                                   2007   1.310       1.316           --
                                                                   2006   1.167       1.310           --
                                                                   2005   1.092       1.167           --
                                                                   2004   1.000       1.092           --
 DWS Conservative Allocation Subaccount (Class B) (8/04).......... 2009   0.872       0.877           --
                                                                   2008   1.161       0.872           --
                                                                   2007   1.138       1.161           --
                                                                   2006   1.074       1.138           --
                                                                   2005   1.056       1.074           --
                                                                   2004   1.002       1.056           --
 DWS Core Fixed Income Subaccount (Class B) (6/03)................ 2008   1.056       1.016           --
                                                                   2007   1.045       1.056           --
                                                                   2006   1.032       1.045           --
                                                                   2005   1.040       1.032           --
                                                                   2004   1.000       1.040           --
 DWS Davis Venture Value Subaccount (Class B) (7/03).............. 2008   1.286       1.242           --
                                                                   2007   1.268       1.286           --
                                                                   2006   1.138       1.268           --
                                                                   2005   1.069       1.138           --
                                                                   2004   1.000       1.069           --
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........ 2006   1.057       1.099           --
                                                                   2005   1.089       1.057           --
                                                                   2004   1.000       1.089           --
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........ 2008   1.289       1.225           --
                                                                   2007   1.352       1.289           --
                                                                   2006   1.174       1.352           --
                                                                   2005   1.121       1.174           --
                                                                   2004   1.000       1.121           --
 DWS Foreign Value Subaccount (Class B) (11/04)................... 2006   1.122       1.336           --
                                                                   2005   1.053       1.122           --
                                                                   2004   1.000       1.053           --
 DWS Growth Allocation Subaccount (Class B) (9/04)................ 2009   0.812       0.812           --
                                                                   2008   1.274       0.812           --
                                                                   2007   1.239       1.274           --
                                                                   2006   1.128       1.239           --
                                                                   2005   1.092       1.128           --
                                                                   2004   1.016       1.092           --
 DWS High Income Subaccount (Class B) (6/03)...................... 2008   1.165       1.148           --
                                                                   2007   1.189       1.165           --
                                                                   2006   1.108       1.189           --
                                                                   2005   1.100       1.108           --
                                                                   2004   1.000       1.100           --
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03)........... 2013   1.510       1.982        5,964

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2012   1.367       1.510        8,290
                                                                      2011   1.498       1.367        8,286
                                                                      2010   1.253       1.498        7,803
                                                                      2009   0.995       1.253        9,175
                                                                      2008   1.540       0.995        9,242
                                                                      2007   1.540       1.540        8,654
                                                                      2006   1.268       1.540        7,939
                                                                      2005   1.185       1.268        8,404
                                                                      2004   1.000       1.185           --
 DWS Income Allocation Subaccount (Class B) (8/04)................... 2006   1.048       1.060           --
                                                                      2005   1.039       1.048           --
                                                                      2004   1.005       1.039           --
 DWS Index 500 Subaccount (Class B) (7/03)........................... 2005   1.068       1.080           --
                                                                      2004   1.000       1.068           --
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   1.784       1.715           --
                                                                      2007   1.576       1.784           --
                                                                      2006   1.293       1.576           --
                                                                      2005   1.164       1.293           --
                                                                      2004   1.000       1.164           --
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.298       1.242           --
                                                                      2007   1.254       1.298           --
                                                                      2006   1.192       1.254           --
                                                                      2005   1.095       1.192           --
                                                                      2004   1.000       1.095           --
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.133       1.111           --
                                                                      2005   1.086       1.133           --
                                                                      2004   1.000       1.086           --
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.140       1.253           --
                                                                      2005   1.036       1.140           --
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.302       1.279           --
                                                                      2007   1.185       1.302           --
                                                                      2006   1.058       1.185           --
                                                                      2005   1.069       1.058           --
                                                                      2004   1.000       1.069           --
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.096       1.121           --
                                                                      2005   1.131       1.096           --
                                                                      2004   1.000       1.131           --
 DWS Mid Cap Growth Subaccount (Class B) (8/03)...................... 2008   1.345       1.262           --
                                                                      2007   1.279       1.345           --
                                                                      2006   1.188       1.279           --
                                                                      2005   1.063       1.188           --
                                                                      2004   1.000       1.063           --
 DWS Moderate Allocation Subaccount (Class B) (8/04)................. 2009   0.825       0.826           --
                                                                      2008   1.216       0.825           --
                                                                      2007   1.188       1.216           --
                                                                      2006   1.099       1.188           --
                                                                      2005   1.074       1.099           --
                                                                      2004   0.999       1.074           --
 DWS Money Market Subaccount (Class B) (7/03)........................ 2008   1.023       1.024           --
                                                                      2007   1.003       1.023           --
                                                                      2006   0.988       1.003           --
                                                                      2005   0.990       0.988           --
                                                                      2004   1.000       0.990           --
 DWS Oak Strategic Equity Subaccount (Class B) (7/03)................ 2006   0.962       0.975           --
                                                                      2005   1.034       0.962           --
                                                                      2004   1.000       1.034           --
 DWS Small Cap Growth Subaccount (Class B) (7/03).................... 2008   1.179       1.026           --
                                                                      2007   1.144       1.179       11,724
                                                                      2006   1.121       1.144       10,729
                                                                      2005   1.077       1.121        9,546
                                                                      2004   1.000       1.077           --
 DWS Strategic Income Subaccount (Class B) (6/03).................... 2008   1.183       1.181           --

                         SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2007   1.156       1.183        22,361
                                                                                2006   1.091       1.156        21,345
                                                                                2005   1.099       1.091        19,874
                                                                                2004   1.000       1.099            --
 DWS Technology Subaccount (Class B) (7/03).................................... 2010   0.920       0.948            --
                                                                                2009   0.590       0.920            --
                                                                                2008   1.131       0.590            --
                                                                                2007   1.020       1.131            --
                                                                                2006   1.042       1.020            --
                                                                                2005   1.036       1.042            --
                                                                                2004   1.000       1.036            --
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)......................... 2008   1.510       1.402            --
                                                                                2007   1.239       1.510            --
                                                                                2006   1.197       1.239            --
                                                                                2005   1.104       1.197            --
                                                                                2004   1.000       1.104            --
 DWSII Global Growth Subaccount (Class B) (8/03)............................... 2013   1.346       1.595        11,200
                                                                                2012   1.169       1.346        13,944
                                                                                2011   1.407       1.169        14,443
                                                                                2010   1.275       1.407        12,554
                                                                                2009   0.913       1.275        13,507
                                                                                2008   1.799       0.913        14,385
                                                                                2007   1.744       1.799        11,173
                                                                                2006   1.381       1.744        10,627
                                                                                2005   1.157       1.381        11,851
                                                                                2004   1.000       1.157            --
 DWSII Government & Agency Securities Subaccount (Class B) (6/03).............. 2013   1.232       1.161            --
                                                                                2012   1.234       1.232            --
                                                                                2011   1.182       1.234            --
                                                                                2010   1.142       1.182            --
                                                                                2009   1.088       1.142            --
                                                                                2008   1.068       1.088            --
                                                                                2007   1.039       1.068            --
                                                                                2006   1.028       1.039            --
                                                                                2005   1.032       1.028            --
                                                                                2004   1.000       1.032            --
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *....................... 2013   1.558       1.660       174,891
                                                                                2012   1.372       1.558       174,828
                                                                                2011   1.376       1.372       180,409
                                                                                2010   1.220       1.376       180,443
                                                                                2009   0.854       1.220            --
                                                                                2008   1.151       0.854            --
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09)...................... 2013   1.189       1.384            --
                                                                                2012   1.072       1.189            --
                                                                                2011   1.119       1.072            --
                                                                                2010   1.011       1.119            --
                                                                                2009   0.846       1.011            --
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)........................ 2013   1.216       1.492            --
                                                                                2012   1.078       1.216            --
                                                                                2011   1.151       1.078            --
                                                                                2010   1.023       1.151            --
                                                                                2009   0.837       1.023            --
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09)...................... 2013   1.227       1.366            --
                                                                                2012   1.121       1.227            --
                                                                                2011   1.152       1.121            --
                                                                                2010   1.052       1.152            --
                                                                                2009   0.895       1.052            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)......... 2013   2.144       1.989         5,814
                                                                                2012   1.848       2.144         5,866
                                                                                2011   2.325       1.848         6,014
                                                                                2010   1.925       2.325         5,094
                                                                                2009   1.168       1.925         5,999
                                                                                2008   2.686       1.168         7,308
                                                                                2007   2.146       2.686         5,160
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08) *........ 2013   1.363       1.583            --

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.198       1.363            --
                                                                          2011   1.378       1.198            --
                                                                          2010   1.269       1.378            --
                                                                          2009   0.990       1.269            --
                                                                          2008   1.710       0.990            --
 MIST MLA Mid Cap Subaccount (Class B) (4/08)............................ 2013   0.995       1.075            --
                                                                          2012   0.970       0.995        19,651
                                                                          2011   1.051       0.970        19,608
                                                                          2010   0.878       1.051        19,525
                                                                          2009   0.659       0.878        19,730
                                                                          2008   1.051       0.659         3,480
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).............. 2013   1.454       1.801            --
                                                                          2012   1.232       1.454            --
                                                                          2011   1.381       1.232            --
                                                                          2010   1.286       1.381            --
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)............... 2013   1.572       1.553        32,423
                                                                          2012   1.448       1.572        33,476
                                                                          2011   1.436       1.448        39,121
                                                                          2010   1.316       1.436        40,525
                                                                          2009   1.017       1.316        47,822
                                                                          2008   1.183       1.017        16,731
 MIST RCM Technology Subaccount (Class E) (5/10)......................... 2013   1.088       1.133            --
                                                                          2012   0.993       1.088            --
                                                                          2011   1.132       0.993            --
                                                                          2010   0.967       1.132            --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/08) *........ 2013   0.952       1.241        56,318
                                                                          2012   0.828       0.952        60,296
                                                                          2011   0.886       0.828        78,815
                                                                          2010   0.777       0.886        98,533
                                                                          2009   0.673       0.777       105,845
                                                                          2008   1.020       0.673       119,260
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *......... 2013   1.456       1.938            --
                                                                          2012   1.315       1.456            --
                                                                          2011   1.372       1.315            --
                                                                          2010   1.103       1.372            --
                                                                          2009   0.778       1.103            --
                                                                          2008   1.265       0.778            --
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08).................. 2013   1.252       1.346            --
                                                                          2012   1.213       1.252            --
                                                                          2011   1.345       1.213            --
                                                                          2010   1.085       1.345            --
                                                                          2009   0.757       1.085            --
                                                                          2008   1.396       0.757            --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................... 2013   1.161       1.120            --
                                                                          2012   1.111       1.161            --
                                                                          2011   1.073       1.111            --
                                                                          2010   1.019       1.073            --
                                                                          2009   0.958       1.019            --
                                                                          2008   1.019       0.958            --
 MSF BlackRock Diversified Subaccount (Class B) (4/08)................... 2013   1.156       1.355            --
                                                                          2012   1.058       1.156            --
                                                                          2011   1.049       1.058            --
                                                                          2010   0.985       1.049            --
                                                                          2009   0.864       0.985            --
                                                                          2008   1.109       0.864            --
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............... 2013   1.047       1.344            --
                                                                          2012   0.943       1.047            --
                                                                          2011   0.949       0.943            --
                                                                          2010   0.894       0.949            --
                                                                          2009   0.826       0.894            --
                                                                          2008   1.221       0.826            --
 MSF BlackRock Money Market Subaccount (Class B) (4/08).................. 2013   1.395       1.359            --

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.60% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2012   1.432       1.395           --
                                                                        2011   1.469       1.432           --
                                                                        2010   1.508       1.469           --
                                                                        2009   1.544       1.508           --
                                                                        2008   1.549       1.544           --
 MSF Davis Venture Value Subaccount (Class B) (4/08)................... 2013   1.082       1.406           --
                                                                        2012   0.986       1.082           --
                                                                        2011   1.057       0.986           --
                                                                        2010   0.971       1.057           --
                                                                        2009   0.757       0.971           --
                                                                        2008   1.237       0.757           --
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2013   1.071       1.175           --
                                                                        2012   0.952       1.071           --
                                                                        2011   1.044       0.952           --
                                                                        2010   0.937       1.044           --
                                                                        2009   0.792       0.937           --
                                                                        2008   1.228       0.792           --
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2013   1.355       1.602           --
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2013   1.072       1.376           --
                                                                        2012   0.954       1.072           --
                                                                        2011   0.963       0.954           --
                                                                        2010   0.863       0.963           --
                                                                        2009   0.704       0.863           --
                                                                        2008   1.090       0.704           --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2013   1.087       1.257           --
                                                                        2012   1.002       1.087           --
                                                                        2011   1.007       1.002           --
                                                                        2010   0.941       1.007           --
                                                                        2009   0.817       0.941           --
                                                                        2008   1.079       0.817           --
                                                                        2007   1.064       1.079           --
                                                                        2006   1.003       1.064           --
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2013   1.256       1.660           --
                                                                        2012   1.108       1.256           --
                                                                        2011   1.128       1.108           --
                                                                        2010   1.040       1.128           --
                                                                        2009   0.885       1.040           --
                                                                        2008   1.278       0.885           --
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2013   1.082       1.341       19,315
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.124       1.520           --
                                                                        2012   0.972       1.124           --
                                                                        2011   1.011       0.972           --
                                                                        2010   0.889       1.011           --
                                                                        2009   0.638       0.889           --
                                                                        2008   1.053       0.638           --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.139       1.428           --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.327       1.864        6,328
                                                                        2012   1.175       1.327        9,413
                                                                        2011   1.189       1.175        9,587
                                                                        2010   0.906       1.189       25,362
                                                                        2009   0.671       0.906       28,419
                                                                        2008   1.028       0.671       29,108





                       SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65%
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Utilities Subaccount (Series I) (7/03)........... 2013   1.710       1.844    3,884

                           SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2012   1.695       1.710         4,463
                                                                                   2011   1.494       1.695         5,306
                                                                                   2010   1.443       1.494         6,193
                                                                                   2009   1.290       1.443         7,158
                                                                                   2008   1.958       1.290         8,313
                                                                                   2007   1.667       1.958         9,205
                                                                                   2006   1.364       1.667         9,998
                                                                                   2005   1.199       1.364         8,423
                                                                                   2004   1.000       1.199         9,585
Alger Portfolios
 Alger American Balanced Subaccount (Class S) (6/03).............................. 2006   1.068       1.071            --
                                                                                   2005   1.014       1.068       177,852
                                                                                   2004   1.000       1.014       197,176
 Alger Capital Appreciation Subaccount (Class S) (7/03)........................... 2013   1.712       2.247        10,861
                                                                                   2012   1.491       1.712        14,522
                                                                                   2011   1.541       1.491        15,270
                                                                                   2010   1.393       1.541        16,775
                                                                                   2009   0.949       1.393        17,713
                                                                                   2008   1.780       0.949         2,480
                                                                                   2007   1.373       1.780         2,486
                                                                                   2006   1.185       1.373            --
                                                                                   2005   1.066       1.185            --
                                                                                   2004   1.000       1.066            --
Credit Suisse Trust
 Credit Suisse International Equity Flex II Subaccount (6/03)..................... 2009   0.683       0.869            --
                                                                                   2008   1.317       0.683        46,547
                                                                                   2007   1.408       1.317        43,075
                                                                                   2006   1.277       1.408        54,441
                                                                                   2005   1.129       1.277        77,056
                                                                                   2004   1.000       1.129        28,010
 Credit Suisse International Equity Flex III Subaccount (12/09)................... 2012   0.792       0.792            --
                                                                                   2011   0.958       0.792            --
                                                                                   2010   0.877       0.958        35,794
                                                                                   2009   0.875       0.877        36,850
 Credit Suisse Trust Emerging Markets Subaccount (7/03)........................... 2007   1.867       1.949            --
                                                                                   2006   1.447       1.867        48,157
                                                                                   2005   1.161       1.447       143,883
                                                                                   2004   1.000       1.161       115,538
Dreyfus Investment Portfolios
 Dreyfus MidCap Stock Subaccount (Service Shares) (6/03).......................... 2008   1.223       1.196            --
                                                                                   2007   1.239       1.223        88,927
                                                                                   2006   1.181       1.239       102,927
                                                                                   2005   1.114       1.181       137,034
                                                                                   2004   1.000       1.114        67,616
Dreyfus Socially Responsible Growth Fund, Inc.
 The Dreyfus Socially Responsible Growth Subaccount (Service Shares) (9/03)....... 2013   1.147       1.496        11,974
                                                                                   2012   1.054       1.147        14,192
                                                                                   2011   1.075       1.054        14,998
                                                                                   2010   0.964       1.075        17,095
                                                                                   2009   0.742       0.964        17,620
                                                                                   2008   1.165       0.742        28,629
                                                                                   2007   1.113       1.165        32,821
                                                                                   2006   1.049       1.113        32,885
                                                                                   2005   1.042       1.049        32,044
                                                                                   2004   1.000       1.042            --
DWS Investments VIT Funds
 DWS VIT Equity 500 Index Subaccount (Class B) (9/05)............................. 2008   1.150       1.090            --
                                                                                   2007   1.126       1.150            --
                                                                                   2006   1.004       1.126            --
                                                                                   2005   1.000       1.004         1,564
 DWS VIT RREEF Real Estate Securites Subaccount (Class B) (6/03).................. 2007   1.750       1.426        37,016
                                                                                   2006   1.311       1.750        47,281
                                                                                   2005   1.209       1.311        88,239
                                                                                   2004   1.000       1.209        63,171
DWS Variable Series I
 DWS Bond Subaccount (Class B) (6/05)............................................. 2008   1.018       0.987            --

                  SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                            UNIT      UNIT     NUMBER OF
                                                                           VALUE      VALUE      UNITS
                                                                             AT        AT     OUTSTANDING
                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                    YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------- ------ ----------- -------- ------------
                                                                 2007   1.007       1.018            --
                                                                 2006   0.991       1.007            --
                                                                 2005   1.000       0.991            --
 DWS Global Opportunities Subaccount (Class B) (7/03)........... 2010   1.205       1.288            --
                                                                 2009   0.838       1.205         4,589
                                                                 2008   1.727       0.838         4,492
                                                                 2007   1.628       1.727         4,494
                                                                 2006   1.371       1.628         3,420
                                                                 2005   1.193       1.371         3,530
                                                                 2004   1.000       1.193         3,201
 DWS Growth & Income Subaccount (Class B) (6/03)................ 2008   1.205       1.128            --
                                                                 2007   1.226       1.205        73,355
                                                                 2006   1.111       1.226        86,725
                                                                 2005   1.079       1.111       208,382
                                                                 2004   1.000       1.079        12,452
 DWS Health Care VIP Subaccount (Class B) (6/03)................ 2011   1.145       1.282            --
                                                                 2010   1.091       1.145        30,092
                                                                 2009   0.920       1.091        34,167
                                                                 2008   1.235       0.920        37,677
                                                                 2007   1.124       1.235        40,666
                                                                 2006   1.091       1.124        40,662
                                                                 2005   1.037       1.091        44,250
                                                                 2004   1.000       1.037        37,210
 DWS I Capital Growth Subaccount (Class B) (7/03)............... 2013   1.214       1.586        68,432
                                                                 2012   1.078       1.214        73,431
                                                                 2011   1.163       1.078       113,108
                                                                 2010   1.026       1.163       100,007
                                                                 2009   0.833       1.026       103,850
                                                                 2008   1.281       0.833       114,859
                                                                 2007   1.173       1.281       133,412
                                                                 2006   1.113       1.173       196,646
                                                                 2005   1.053       1.113       251,158
                                                                 2004   1.000       1.053       126,915
 DWS International Subaccount (Class B) (7/03).................. 2008   1.739       1.659            --
                                                                 2007   1.563       1.739       107,722
                                                                 2006   1.280       1.563       112,152
                                                                 2005   1.135       1.280       200,894
                                                                 2004   1.000       1.135       192,174
DWS Variable Series II
 DWS All Cap Growth Subaccount (Class B) (8/03)................. 2006   1.214       1.327            --
                                                                 2005   1.101       1.214        28,997
                                                                 2004   1.000       1.101        21,188
 DWS Balanced Subaccount (Class B) (7/03)....................... 2008   1.134       1.100            --
                                                                 2007   1.116       1.134        28,763
                                                                 2006   1.043       1.116        41,166
                                                                 2005   1.031       1.043       506,574
                                                                 2004   1.000       1.031       648,694
 DWS Blue Chip Subaccount (Class B) (6/03)...................... 2008   1.335       1.246            --
                                                                 2007   1.329       1.335       135,237
                                                                 2006   1.185       1.329       149,955
                                                                 2005   1.109       1.185       156,702
                                                                 2004   1.000       1.109        64,617
 DWS Conservative Allocation Subaccount (Class B) (8/04)........ 2009   0.870       0.874            --
                                                                 2008   1.159       0.870            --
                                                                 2007   1.137       1.159            --
                                                                 2006   1.073       1.137       194,482
                                                                 2005   1.055       1.073       472,263
                                                                 2004   1.002       1.055            --
 DWS Core Fixed Income Subaccount (Class B) (6/03).............. 2008   1.007       0.968            --
                                                                 2007   0.997       1.007        95,404
                                                                 2006   0.985       0.997       114,324
                                                                 2005   0.993       0.985       331,589
                                                                 2004   1.000       0.993       569,162
 DWS Davis Venture Value Subaccount (Class B) (7/03)............ 2008   1.281       1.237            --

                    SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                 UNIT      UNIT     NUMBER OF
                                                                                VALUE      VALUE      UNITS
                                                                                  AT        AT     OUTSTANDING
                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                         YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                      2007   1.263       1.281       149,705
                                                                      2006   1.134       1.263       176,637
                                                                      2005   1.066       1.134       374,649
                                                                      2004   1.000       1.066       228,243
 DWS Dreman Financial Services Subaccount (Class B) (7/03)........... 2006   1.026       1.067            --
                                                                      2005   1.058       1.026        69,196
                                                                      2004   1.000       1.058        23,048
 DWS Dreman High Return Equity Subaccount (Class B) (6/03)........... 2008   1.277       1.214            --
                                                                      2007   1.341       1.277       116,100
                                                                      2006   1.165       1.341       158,352
                                                                      2005   1.113       1.165       125,431
                                                                      2004   1.000       1.113        97,929
 DWS Foreign Value Subaccount (Class B) (11/04)...................... 2006   1.121       1.334            --
                                                                      2005   1.052       1.121       107,493
                                                                      2004   1.000       1.052            --
 DWS Growth Allocation Subaccount (Class B) (9/04)................... 2009   0.811       0.810            --
                                                                      2008   1.272       0.811            --
                                                                      2007   1.237       1.272            --
                                                                      2006   1.128       1.237            --
                                                                      2005   1.092       1.128       265,930
                                                                      2004   1.016       1.092            --
 DWS High Income Subaccount (Class B) (6/03)......................... 2008   1.144       1.127            --
                                                                      2007   1.169       1.144        73,163
                                                                      2006   1.090       1.169        90,246
                                                                      2005   1.082       1.090       193,348
                                                                      2004   1.000       1.082       149,931
 DWS II Small Mid Cap Value Subaccount (Class B) (7/03).............. 2013   1.478       1.939        40,382
                                                                      2012   1.339       1.478        44,890
                                                                      2011   1.468       1.339        59,392
                                                                      2010   1.229       1.468        64,677
                                                                      2009   0.976       1.229        69,990
                                                                      2008   1.511       0.976        80,196
                                                                      2007   1.512       1.511        86,062
                                                                      2006   1.246       1.512        95,367
                                                                      2005   1.165       1.246       121,216
                                                                      2004   1.000       1.165        49,334
 DWS Income Allocation Subaccount (Class B) (8/04)................... 2006   1.047       1.059            --
                                                                      2005   1.039       1.047            --
                                                                      2004   1.005       1.039            --
 DWS Index 500 Subaccount (Class B) (7/03)........................... 2005   1.083       1.095            --
                                                                      2004   1.000       1.083        19,465
 DWS International Select Equity Subaccount (Class B) (7/03)......... 2008   1.757       1.689            --
                                                                      2007   1.553       1.757        34,480
                                                                      2006   1.275       1.553        50,728
                                                                      2005   1.148       1.275       155,155
                                                                      2004   1.000       1.148       118,454
 DWS Janus Growth & Income Subaccount (Class B) (7/03)............... 2008   1.300       1.244            --
                                                                      2007   1.257       1.300        54,489
                                                                      2006   1.196       1.257        57,989
                                                                      2005   1.099       1.196        56,240
                                                                      2004   1.000       1.099         9,886
 DWS Janus Growth Opportunities Subaccount (Class B) (7/03).......... 2006   1.153       1.130            --
                                                                      2005   1.105       1.153         8,893
                                                                      2004   1.000       1.105        24,422
 DWS Large Cap Core Subaccount (Class B) (12/04)..................... 2006   1.139       1.251            --
                                                                      2005   1.036       1.139        44,899
 DWS Large Cap Value Subaccount (Class B) (7/03)..................... 2008   1.311       1.288            --
                                                                      2007   1.194       1.311        66,024
                                                                      2006   1.067       1.194        67,157
                                                                      2005   1.078       1.067        67,216
                                                                      2004   1.000       1.078         2,855
 DWS MFS(Reg. TM) Strategic Value Subaccount (Class B) (8/03)........ 2006   1.102       1.127            --
                                                                      2005   1.138       1.102        35,283
                                                                      2004   1.000       1.138        64,106

                      SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 DWS Mid Cap Growth Subaccount (Class B) (8/03).......................... 2008   1.317       1.235            --
                                                                          2007   1.253       1.317         2,931
                                                                          2006   1.164       1.253         2,923
                                                                          2005   1.042       1.164        45,378
                                                                          2004   1.000       1.042        45,980
 DWS Moderate Allocation Subaccount (Class B) (8/04)..................... 2009   0.823       0.824            --
                                                                          2008   1.214       0.823       186,487
                                                                          2007   1.186       1.214       205,631
                                                                          2006   1.098       1.186       226,931
                                                                          2005   1.073       1.098       249,729
                                                                          2004   0.999       1.073       273,922
 DWS Money Market Subaccount (Class B) (7/03)............................ 2008   1.015       1.016            --
                                                                          2007   0.996       1.015        93,449
                                                                          2006   0.981       0.996        94,237
                                                                          2005   0.983       0.981        95,008
                                                                          2004   1.000       0.983       102,225
 DWS Oak Strategic Equity Subaccount (Class B) (7/03).................... 2006   0.942       0.954            --
                                                                          2005   1.013       0.942       175,853
                                                                          2004   1.000       1.013        84,018
 DWS Small Cap Growth Subaccount (Class B) (7/03)........................ 2008   1.162       1.011            --
                                                                          2007   1.128       1.162        61,668
                                                                          2006   1.106       1.128        83,011
                                                                          2005   1.064       1.106       125,802
                                                                          2004   1.000       1.064        24,255
 DWS Strategic Income Subaccount (Class B) (6/03)........................ 2008   1.134       1.132            --
                                                                          2007   1.109       1.134        99,086
                                                                          2006   1.047       1.109       118,825
                                                                          2005   1.055       1.047       328,345
                                                                          2004   1.000       1.055       243,785
 DWS Technology Subaccount (Class B) (7/03).............................. 2010   0.924       0.953            --
                                                                          2009   0.593       0.924        27,657
                                                                          2008   1.138       0.593        31,098
                                                                          2007   1.026       1.138        32,907
                                                                          2006   1.049       1.026        33,216
                                                                          2005   1.043       1.049        49,178
                                                                          2004   1.000       1.043        49,196
 DWS Turner Mid Cap Growth Subaccount (Class B) (7/03)................... 2008   1.496       1.388            --
                                                                          2007   1.228       1.496        21,337
                                                                          2006   1.187       1.228        26,080
                                                                          2005   1.096       1.187        27,754
                                                                          2004   1.000       1.096         8,551
 DWSII Global Growth Subaccount (Class B) (8/03)......................... 2013   1.300       1.540        18,845
                                                                          2012   1.130       1.300        19,128
                                                                          2011   1.360       1.130        14,878
                                                                          2010   1.233       1.360        14,266
                                                                          2009   0.884       1.233        14,380
                                                                          2008   1.741       0.884        10,854
                                                                          2007   1.690       1.741        14,233
                                                                          2006   1.338       1.690        18,090
                                                                          2005   1.122       1.338       128,903
                                                                          2004   1.000       1.122       141,027
 DWSII Government & Agency Securities Subaccount (Class B) (6/03)........ 2013   1.187       1.118         5,307
                                                                          2012   1.190       1.187         4,538
                                                                          2011   1.140       1.190         4,448
                                                                          2010   1.102       1.140         4,524
                                                                          2009   1.050       1.102         4,371
                                                                          2008   1.032       1.050         2,553
                                                                          2007   1.005       1.032         2,897
                                                                          2006   0.994       1.005        34,521
                                                                          2005   0.998       0.994       355,515
                                                                          2004   1.000       0.998       325,683
Met Investors Series Trust
 MIST BlackRock High Yield Subaccount (Class B) (4/08) *................. 2013   1.526       1.625        49,469

                        SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2012   1.345       1.526        50,370
                                                                              2011   1.350       1.345        41,056
                                                                              2010   1.197       1.350        45,516
                                                                              2009   0.838       1.197        39,809
                                                                              2008   1.130       0.838        57,271
 MIST FOF - Balanced Strategy Subaccount (Class B) (5/09).................... 2013   1.184       1.377        73,924
                                                                              2012   1.068       1.184        73,955
                                                                              2011   1.115       1.068        73,990
                                                                              2010   1.008       1.115        74,028
                                                                              2009   0.844       1.008       186,445
 MIST FOF - Growth Strategy Subaccount (Class B) (5/09)...................... 2013   1.211       1.485            --
                                                                              2012   1.075       1.211            --
                                                                              2011   1.148       1.075            --
                                                                              2010   1.021       1.148            --
                                                                              2009   0.835       1.021            --
 MIST FOF - Moderate Strategy Subaccount (Class B) (5/09).................... 2013   1.222       1.360            --
                                                                              2012   1.117       1.222            --
                                                                              2011   1.148       1.117            --
                                                                              2010   1.049       1.148            --
                                                                              2009   0.893       1.049            --
 MIST MFS(Reg. TM) Emerging Markets Equity Subaccount (Class A) (4/07)....... 2013   1.930       1.789        13,087
                                                                              2012   1.664       1.930        15,202
                                                                              2011   2.095       1.664        32,223
                                                                              2010   1.735       2.095        34,378
                                                                              2009   1.053       1.735        37,252
                                                                              2008   2.423       1.053        49,585
                                                                              2007   1.937       2.423        43,315
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08)........ 2013   1.344       1.562        32,173
                                                                              2012   1.183       1.344        35,543
                                                                              2011   1.361       1.183        79,756
                                                                              2010   1.254       1.361        86,153
                                                                              2009   0.979       1.254        88,733
                                                                              2008   1.691       0.979       109,864
 MIST MLA Mid Cap Subaccount (Class B) (4/08)................................ 2013   0.991       1.071            --
                                                                              2012   0.967       0.991        56,399
                                                                              2011   1.048       0.967        68,175
                                                                              2010   0.876       1.048        70,725
                                                                              2009   0.658       0.876        76,288
                                                                              2008   1.049       0.658        92,100
 MIST Oppenheimer Global Equity Subaccount (Class B) (5/10).................. 2013   1.825       2.260         7,952
                                                                              2012   1.547       1.825         7,969
                                                                              2011   1.734       1.547         8,213
                                                                              2010   1.616       1.734         3,634
 MIST Pioneer Strategic Income Subaccount (Class E) (4/08)................... 2013   1.503       1.485       108,657
                                                                              2012   1.385       1.503       120,552
                                                                              2011   1.375       1.385       116,521
                                                                              2010   1.260       1.375       129,095
                                                                              2009   0.974       1.260       129,539
                                                                              2008   1.134       0.974        95,388
 MIST RCM Technology Subaccount (Class E) (5/10)............................. 2013   1.091       1.137            --
                                                                              2012   0.997       1.091        14,471
                                                                              2011   1.137       0.997        19,408
                                                                              2010   0.972       1.137        23,351
 MIST T. Rowe Price Mid Cap Growth Subaccount (Class B) (4/08) *............. 2013   1.422       1.891        30,989
                                                                              2012   1.284       1.422        38,423
                                                                              2011   1.341       1.284        41,567
                                                                              2010   1.078       1.341        46,281
                                                                              2009   0.761       1.078        49,243
                                                                              2008   1.238       0.761         2,978
 MIST Turner Mid Cap Growth Subaccount (Class B) (4/08)...................... 2013   1.237       1.330            --
                                                                              2012   1.199       1.237         5,560
                                                                              2011   1.330       1.199        19,253
                                                                              2010   1.074       1.330        20,397
                                                                              2009   0.749       1.074        21,576
                                                                              2008   1.383       0.749        21,767

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class B) (4/08)................. 2013   1.104       1.064        64,932
                                                                        2012   1.057       1.104        67,170
                                                                        2011   1.021       1.057        72,715
                                                                        2010   0.970       1.021        77,568
                                                                        2009   0.912       0.970        82,674
                                                                        2008   0.971       0.912        85,768
 MSF BlackRock Diversified Subaccount (Class B) (4/08)................. 2013   1.142       1.337         9,974
                                                                        2012   1.046       1.142        11,095
                                                                        2011   1.037       1.046        15,818
                                                                        2010   0.974       1.037        19,599
                                                                        2009   0.855       0.974        23,685
                                                                        2008   1.098       0.855        27,025
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)............. 2013   1.035       1.329        66,152
                                                                        2012   0.933       1.035        74,064
                                                                        2011   0.939       0.933        78,538
                                                                        2010   0.885       0.939        88,934
                                                                        2009   0.818       0.885        93,019
                                                                        2008   1.210       0.818        98,221
 MSF BlackRock Money Market Subaccount (Class B) (4/08)................ 2013   1.313       1.279        92,962
                                                                        2012   1.348       1.313        91,935
                                                                        2011   1.385       1.348        95,460
                                                                        2010   1.422       1.385        83,554
                                                                        2009   1.456       1.422        82,199
                                                                        2008   1.461       1.456        82,821
 MSF Davis Venture Value Subaccount (Class B) (4/08)................... 2013   1.075       1.396        81,408
                                                                        2012   0.980       1.075        89,971
                                                                        2011   1.051       0.980       107,938
                                                                        2010   0.966       1.051       116,580
                                                                        2009   0.754       0.966       119,278
                                                                        2008   1.232       0.754       137,075
 MSF FI Value Leaders Subaccount (Class B) (4/08) *.................... 2013   1.083       1.188            --
                                                                        2012   0.964       1.083        72,690
                                                                        2011   1.057       0.964        93,203
                                                                        2010   0.950       1.057       105,768
                                                                        2009   0.803       0.950       117,244
                                                                        2008   1.245       0.803       126,776
 MSF Frontier Mid Cap Growth Subaccount (Class B) (4/13)............... 2013   1.339       1.582         4,910
 MSF MetLife Stock Index Subaccount (Class B) (4/08)................... 2013   1.068       1.370         6,508
                                                                        2012   0.951       1.068            --
                                                                        2011   0.960       0.951            --
                                                                        2010   0.861       0.960            --
                                                                        2009   0.702       0.861            --
                                                                        2008   1.089       0.702            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class B) (4/06)............. 2013   1.083       1.252         3,167
                                                                        2012   1.000       1.083         3,170
                                                                        2011   1.005       1.000         3,174
                                                                        2010   0.940       1.005         3,178
                                                                        2009   0.816       0.940         3,183
                                                                        2008   1.078       0.816         3,188
                                                                        2007   1.064       1.078         3,191
                                                                        2006   1.003       1.064         4,240
 MSF MFS(Reg. TM) Value Subaccount (Class E) (4/08).................... 2013   1.262       1.667       122,451
                                                                        2012   1.114       1.262        76,390
                                                                        2011   1.134       1.114        81,742
                                                                        2010   1.047       1.134        89,221
                                                                        2009   0.891       1.047        95,446
                                                                        2008   1.287       0.891        60,541
 MSF Neuberger Berman Genesis Subaccount (Class B) (4/13).............. 2013   1.078       1.335        48,710
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)........ 2013   1.120       1.514            --
                                                                        2012   0.969       1.120        24,603
                                                                        2011   1.009       0.969        27,492
                                                                        2010   0.887       1.009        30,979
                                                                        2009   0.637       0.887        33,461
                                                                        2008   1.052       0.637        57,945

                     SCUDDER ADVOCATE REWARD -- SEPARATE ACCOUNT CHARGES 2.65% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF T. Rowe Price Large Cap Growth Subaccount (Class E) (4/13)........ 2013   1.143       1.432    37,087
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........ 2013   1.152       1.618    12,615
                                                                        2012   1.021       1.152    16,496
                                                                        2011   1.033       1.021    37,339
                                                                        2010   0.788       1.033    43,122
                                                                        2009   0.584       0.788    47,620
                                                                        2008   0.894       0.584    61,171


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2013.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2013 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 04/29/2005, Scudder Variable Series I-21st Century Growth Portfolio merged into Scudder Variable Series II-Scudder Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-Scudder Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Eagle Focused Large Cap Growth Portfolio merged into Scudder Variable Series I-Capital Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2005, Scudder Variable Series II-SVS Focused Vale and Growth Portfolio merged into Scudder Variable Series I-Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 09/19/2005, Scudder Variable Series II-SVS Index 500 Portfolio merged into Scudder Investments VIT Funds-Scudder VIT Equity Index 500 Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, The Alger American Fund-Alger American Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Dreman Financial Services VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS Income Allocation VIP merged into DWS Variable Series II-DWS Conservative Allocation VIP and is no longer available as a funding option.

Effective on or about 09/18/2006, DWS Variable Series II-DWS MFS(Reg. TM) Strategic Value VIP merged into DWS Variable Series II-DWS Dreman High Return Equity VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Janus Growth Opportunities VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Legg Mason Aggressive Growth VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Mercury Large Cap Core VIP merged into DWS Variable Series I-DWS Growth & Income VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Oak Strategic Equity VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.

Effective on or about 12/11/2006, DWS Variable Series II-DWS Templeton Foreign Value VIP merged into DWS Variable Series I-DWS International VIP and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Investment Portfolios-Mid Cap Stock Portfolio was replaced by Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Investments VIT Funds-DWS Equity 500 Index VIP was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Bond VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS Growth & Income VIP was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series I-DWS International VIP was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Balanced VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Blue Chip VIP was replaced by Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Core Fixed Income VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Davis Venture Value VIP was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Dreman High Return Equity VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Large Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS High Income VIP was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS International Select Equity VIP was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Janus Growth & Income VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Large Cap Value VIP was replaced by Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Mid Cap Growth VIP was replaced by Met Investors Series Trust-T. Rowe Price Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Money Market VIP was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Small Cap Growth VIP was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Strategic Income VIP was replaced by Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, DWS Variable Series II-DWS Turner Mid Cap Growth VIP was replaced by Met Investors Series Trust-Turner Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Conservative Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Moderate Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Growth Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Growth Strategy Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, DWS Variable Series II-DWS Moderate Allocation VIP Portfolio was replaced by Met Investors Series Trust-MetLife Balanced Strategy Portfolio and is no longer available as a funding option.

Effective on or about 12/14/2009, Credit Suisse Trust-International Equity Flex II was transferred to Credit Suisse Trust-International Equity Flex III and is no longer available as a funding option.


Effective on or about 05/03/2010, Credit Suisse Trust-Credit Suisse International Equity Flex II Portfolio merged into Credit Suisse
Trust-International Equity Flex III Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, DWS Variable Series I-DWSI Global Opportunities VIP was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.


Effective on or about 05/03/2010, DWS Variable Series II-DWSII Technology VIP - Class B was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class E and is no longer available as a funding option.


Effective on or about 05/2/2011, DWS Variable Series I-DWS Health Care VIP merged into DWS Variable Series I-DWS Capital Growth VIP and is no longer available as a funding option.


Effective on or about 04/30/2012, Credit Suisse Trust-International Equity Flex III Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class B merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class B merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Turner Mid Cap Growth Portfolio merged into Metropolitan Series Fund-Frontier Mid Cap Growth Portfolio and is no longer available as a funding option.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company of Connecticut

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Note 2.A as of December 31, 2013, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2013, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2014

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2013


                                                                    ALLIANCEBERNSTEIN
                                               ALGER CAPITAL         GLOBAL THEMATIC                                AMERICAN FUNDS
                                               APPRECIATION              GROWTH            AMERICAN FUNDS BOND       GLOBAL GROWTH
                                                SUBACCOUNT             SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                            -------------------    -------------------    --------------------   -------------------
ASSETS:
   Investments at fair value.............   $         3,363,998    $           901,278    $         7,716,511    $       150,574,191
   Due from MetLife Insurance
     Company of Connecticut..............                    --                     --                     --                     --
                                            -------------------    -------------------    --------------------   -------------------
        Total Assets.....................             3,363,998                901,278              7,716,511            150,574,191
                                            -------------------    -------------------    --------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut..............                     3                      1                     --                      8
                                            -------------------    -------------------    --------------------   -------------------
        Total Liabilities................                     3                      1                     --                      8
                                            -------------------    -------------------    --------------------   -------------------

NET ASSETS...............................   $         3,363,995    $           901,277    $         7,716,511    $       150,574,183
                                            ===================    ===================    ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....   $         3,363,995    $           901,277    $         7,716,511    $       150,450,295
   Net assets from contracts in payout...                    --                     --                     --                123,888
                                            -------------------    -------------------    --------------------   -------------------
        Total Net Assets.................   $         3,363,995    $           901,277    $         7,716,511    $       150,574,183
                                            ===================    ===================    ====================   ===================


 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                             AMERICAN FUNDS
                                              GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS      DELAWARE VIP SMALL
                                             CAPITALIZATION            GROWTH             GROWTH-INCOME           CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          3,564,842  $        325,074,338  $        279,010,814  $         15,302,894
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                    --                     2
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             3,564,842           325,074,338           279,010,814            15,302,896
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    --                    11                    10                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    11                    10                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          3,564,842  $        325,074,327  $        279,010,804  $         15,302,896
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          3,551,296  $        324,829,667  $        278,841,898  $         15,302,896
   Net assets from contracts in payout..                13,546               244,660               168,906                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          3,564,842  $        325,074,327  $        279,010,804  $         15,302,896
                                          ====================  ====================  ====================  ====================


                                            DREYFUS SOCIALLY        DWS I CAPITAL         DWS II GLOBAL      DWS II GOVERNMENT &
                                           RESPONSIBLE GROWTH          GROWTH              GROWTH VIP         AGENCY SECURITIES
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            710,336  $         10,652,441  $          2,639,081  $          3,417,260
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................               710,336            10,652,441             2,639,081             3,417,260
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     1                     2                     2                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                     2                     2                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            710,335  $         10,652,439  $          2,639,079  $          3,417,259
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            710,335  $         10,652,439  $          2,639,079  $          3,417,259
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            710,335  $         10,652,439  $          2,639,079  $          3,417,259
                                          ====================  ====================  ====================  ====================


                                              DWS II SMALL          FIDELITY VIP
                                              MID CAP VALUE          CONTRAFUND
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          8,094,385  $       255,326,885
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                          --------------------  -------------------
        Total Assets....................             8,094,385          255,326,885
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     3                    9
                                          --------------------  -------------------
        Total Liabilities...............                     3                    9
                                          --------------------  -------------------

NET ASSETS..............................  $          8,094,382  $       255,326,876
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          8,094,382  $       255,263,389
   Net assets from contracts in payout..                    --               63,487
                                          --------------------  -------------------
        Total Net Assets................  $          8,094,382  $       255,326,876
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                              FIDELITY VIP
                                             DYNAMIC CAPITAL        FIDELITY VIP         FIDELITY VIP HIGH
                                              APPRECIATION          EQUITY-INCOME             INCOME         FIDELITY VIP MID CAP
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                          --------------------  ---------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          2,445,391  $         261,131,880  $         24,369,720  $        312,221,243
   Due from MetLife Insurance
     Company of Connecticut.............                    --                      1                    --                    --
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Assets....................             2,445,391            261,131,881            24,369,720           312,221,243
                                          --------------------  ---------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    --                     --                     1                    10
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Liabilities...............                    --                     --                     1                    10
                                          --------------------  ---------------------  --------------------  ---------------------

NET ASSETS..............................  $          2,445,391  $         261,131,881  $         24,369,719  $        312,221,233
                                          ====================  =====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,445,391  $         260,706,402  $         24,319,785  $        312,021,965
   Net assets from contracts in payout..                    --                425,479                49,934               199,268
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Net Assets................  $          2,445,391  $         261,131,881  $         24,369,719  $        312,221,233
                                          ====================  =====================  ====================  =====================

                                                                   FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                             FTVIPT FRANKLIN      RISING DIVIDENDS        SMALL-MID CAP         FTVIPT MUTUAL
                                            INCOME SECURITIES        SECURITIES         GROWTH SECURITIES     SHARES SECURITIES
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         36,879,665  $         24,118,820  $         36,768,273  $         25,274,641
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            36,879,665            24,118,820            36,768,273            25,274,641
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     3                     3                     6                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     3                     3                     6                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         36,879,662  $         24,118,817  $         36,768,267  $         25,274,641
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         36,858,809  $         24,118,817  $         36,758,300  $         25,274,641
   Net assets from contracts in payout..                20,853                    --                 9,967                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         36,879,662  $         24,118,817  $         36,768,267  $         25,274,641
                                          ====================  ====================  ====================  ====================

                                            FTVIPT TEMPLETON
                                           DEVELOPING MARKETS     FTVIPT TEMPLETON
                                               SECURITIES        FOREIGN SECURITIES
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         23,212,611  $         96,258,682
   Due from MetLife Insurance
     Company of Connecticut.............                    14                    --
                                          --------------------  --------------------
        Total Assets....................            23,212,625            96,258,682
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    --                     7
                                          --------------------  --------------------
        Total Liabilities...............                    --                     7
                                          --------------------  --------------------

NET ASSETS..............................  $         23,212,625  $         96,258,675
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         23,209,318  $         96,123,470
   Net assets from contracts in payout..                 3,307               135,205
                                          --------------------  --------------------
        Total Net Assets................  $         23,212,625  $         96,258,675
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                               INVESCO V.I.           INVESCO V.I.          INVESCO V.I.           INVESCO V.I.
                                            AMERICAN FRANCHISE          COMSTOCK        DIVERSIFIED DIVIDEND     EQUITY AND INCOME
                                                SUBACCOUNT             SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          ---------------------  ---------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $          11,927,366  $           8,281,574  $           1,508,708  $          77,591,291
   Due from MetLife Insurance
      Company of Connecticut............                     --                     11                     --                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Assets....................             11,927,366              8,281,585              1,508,708             77,591,291
                                          ---------------------  ---------------------  ---------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
      Company of Connecticut............                     30                     --                      1                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Liabilities...............                     30                     --                      1                     --
                                          ---------------------  ---------------------  ---------------------  ---------------------

NET ASSETS..............................  $          11,927,336  $           8,281,585  $           1,508,707  $          77,591,291
                                          =====================  =====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          11,734,561  $           8,249,606  $           1,508,707  $          77,530,844
   Net assets from contracts in payout..                192,775                 31,979                     --                 60,447
                                          ---------------------  ---------------------  ---------------------  ---------------------
        Total Net Assets................  $          11,927,336  $           8,281,585  $           1,508,707  $          77,591,291
                                          =====================  =====================  =====================  =====================

                                              INVESCO V.I.            INVESCO V.I.           INVESCO V.I.
                                          GOVERNMENT SECURITIES     GROWTH AND INCOME        S&P 500 INDEX
                                               SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          ---------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value............  $          12,461,124  $          87,371,139  $           2,775,396
   Due from MetLife Insurance
      Company of Connecticut............                     --                     --                     --
                                          ---------------------  ---------------------  ---------------------
        Total Assets....................             12,461,124             87,371,139              2,775,396
                                          ---------------------  ---------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
      Company of Connecticut............                      2                      4                      1
                                          ---------------------  ---------------------  ---------------------
        Total Liabilities...............                      2                      4                      1
                                          ---------------------  ---------------------  ---------------------

NET ASSETS..............................  $          12,461,122  $          87,371,135  $           2,775,395
                                          =====================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          12,443,613  $          87,299,831  $           2,775,395
   Net assets from contracts in payout..                 17,509                 71,304                     --
                                          ---------------------  ---------------------  ---------------------
        Total Net Assets................  $          12,461,122  $          87,371,135  $           2,775,395
                                          =====================  =====================  =====================

                                                                        JANUS ASPEN            JANUS ASPEN
                                          INVESCO V.I. UTILITIES        ENTERPRISE           GLOBAL RESEARCH
                                                SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                          ----------------------  ---------------------  ---------------------
ASSETS:
   Investments at fair value............   $           1,919,718  $          14,258,785  $           1,151,391
   Due from MetLife Insurance
      Company of Connecticut............                      --                     --                     --
                                          ----------------------  ---------------------  ---------------------
        Total Assets....................               1,919,718             14,258,785              1,151,391
                                          ----------------------  ---------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
      Company of Connecticut............                       1                      3                     17
                                          ----------------------  ---------------------  ---------------------
        Total Liabilities...............                       1                      3                     17
                                          ----------------------  ---------------------  ---------------------

NET ASSETS..............................   $           1,919,717  $          14,258,782  $           1,151,374
                                          ======================  =====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $           1,919,717  $          14,252,786  $           1,151,374
   Net assets from contracts in payout..                      --                  5,996                     --
                                          ----------------------  ---------------------  ---------------------
        Total Net Assets................   $           1,919,717  $          14,258,782  $           1,151,374
                                          ======================  =====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                       LMPVET                LMPVET                LMPVET
                                                                CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                          JANUS ASPEN OVERSEAS    AGGRESSIVE GROWTH       ALL CAP VALUE         APPRECIATION
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         53,057,257   $       443,416,724  $       343,551,753   $        327,510,704
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                   --                     --
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................            53,057,257           443,416,724          343,551,753            327,510,704
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    --                    11                    9                    282
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                    --                    11                    9                    282
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         53,057,257   $       443,416,713  $       343,551,744   $        327,510,422
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         52,979,231   $       442,981,286  $       343,247,496   $        327,391,896
   Net assets from contracts in payout..                78,026               435,427              304,248                118,526
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $         53,057,257   $       443,416,713  $       343,551,744   $        327,510,422
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              EQUITY INCOME       LARGE CAP GROWTH       LARGE CAP VALUE        MID CAP CORE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............   $       125,813,048  $       108,269,818   $        143,905,526   $        42,887,474
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --                     --                    --
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................           125,813,048          108,269,818            143,905,526            42,887,474
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     8                    8                      9                     5
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                     8                    8                      9                     5
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................   $       125,813,040  $       108,269,810   $        143,905,517   $        42,887,469
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $       125,717,984  $       108,071,210   $        143,470,572   $        42,779,436
   Net assets from contracts in payout..                95,056              198,600                434,945               108,033
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................   $       125,813,040  $       108,269,810   $        143,905,517   $        42,887,469
                                          ====================  ====================  ====================  ====================

                                                 LMPVET           LMPVET INVESTMENT
                                          CLEARBRIDGE VARIABLE    COUNSEL VARIABLE
                                            SMALL CAP GROWTH      SOCIAL AWARENESS
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        74,135,009   $         44,216,483
   Due from MetLife Insurance
     Company of Connecticut.............                   --                     --
                                          --------------------  --------------------
       Total Assets.....................           74,135,009             44,216,483
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    9                      1
                                          --------------------  --------------------
       Total Liabilities................                    9                      1
                                          --------------------  --------------------

NET ASSETS..............................  $        74,135,000   $         44,216,482
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        74,105,892   $         44,203,250
   Net assets from contracts in payout..               29,108                 13,232
                                          --------------------  --------------------
       Total Net Assets.................  $        74,135,000   $         44,216,482
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                 LMPVET              LMPVET                LMPVET            LMPVIT WESTERN
                                           VARIABLE LIFESTYLE  VARIABLE LIFESTYLE    VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL
                                             ALLOCATION 50%      ALLOCATION 70%        ALLOCATION 85%        HIGH YIELD BOND
                                               SUBACCOUNT          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $        67,949,518  $        41,240,143  $         26,611,147  $          9,465,036
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  ---------------------
        Total Assets....................           67,949,518           41,240,143            26,611,147             9,465,036
                                          -------------------  -------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                   --                     1                     4
                                          -------------------  -------------------  --------------------  ---------------------
        Total Liabilities...............                   --                   --                     1                     4
                                          -------------------  -------------------  --------------------  ---------------------

NET ASSETS..............................  $        67,949,518  $        41,240,143  $         26,611,146  $          9,465,032
                                          ===================  ===================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        67,670,764  $        41,240,143  $         26,611,146  $          9,445,148
   Net assets from contracts in payout..              278,754                   --                    --                19,884
                                          -------------------  -------------------  --------------------  ---------------------
        Total Net Assets................  $        67,949,518  $        41,240,143  $         26,611,146  $          9,465,032
                                          ===================  ===================  ====================  =====================

                                            LMPVIT WESTERN         MIST AMERICAN         MIST AMERICAN       MIST AMERICAN
                                          ASSET VARIABLE HIGH     FUNDS BALANCED         FUNDS GROWTH       FUNDS MODERATE
                                                INCOME              ALLOCATION            ALLOCATION          ALLOCATION
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        94,954,015  $          3,871,346  $         3,542,061  $         2,718,822
   Due from MetLife Insurance
     Company of Connecticut.............                   --                     2                    1                    1
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................           94,954,015             3,871,348            3,542,062            2,718,823
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    3                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    3                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        94,954,012  $          3,871,348  $         3,542,062  $         2,718,823
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        94,775,586  $          3,871,348  $         3,542,062  $         2,718,823
   Net assets from contracts in payout..              178,426                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $        94,954,012  $          3,871,348  $         3,542,062  $         2,718,823
                                          ===================  ====================  ===================  ===================


                                             MIST BLACKROCK        MIST BLACKROCK
                                               HIGH YIELD          LARGE CAP CORE
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        123,385,099  $         50,072,690
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --
                                          --------------------  --------------------
        Total Assets....................           123,385,099            50,072,690
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     7                     5
                                          --------------------  --------------------
        Total Liabilities...............                     7                     5
                                          --------------------  --------------------

NET ASSETS..............................  $        123,385,092  $         50,072,685
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        123,327,958  $         50,025,807
   Net assets from contracts in payout..                57,134                46,878
                                          --------------------  --------------------
        Total Net Assets................  $        123,385,092  $         50,072,685
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                                                MIST HARRIS
                                          MIST CLARION GLOBAL    MIST CLEARBRIDGE      MIST CLEARBRIDGE           OAKMARK
                                              REAL ESTATE        AGGRESSIVE GROWTH   AGGRESSIVE GROWTH II      INTERNATIONAL
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        69,115,564  $          5,944,350   $       576,670,360  $         83,400,617
   Due from MetLife Insurance
     Company of Connecticut.............                   --                     1                    --                    --
                                          -------------------  --------------------  --------------------  --------------------
       Total Assets.....................           69,115,564             5,944,351           576,670,360            83,400,617
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    9                    --                     7                     6
                                          -------------------  --------------------  --------------------  --------------------
       Total Liabilities................                    9                    --                     7                     6
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        69,115,555  $          5,944,351   $       576,670,353  $         83,400,611
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        69,034,691  $          5,935,250   $       575,482,178  $         83,354,808
   Net assets from contracts in payout..               80,864                 9,101             1,188,175                45,803
                                          -------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $        69,115,555  $          5,944,351   $       576,670,353  $         83,400,611
                                          ===================  ====================  ====================  ====================


                                              MIST INVESCO          MIST INVESCO         MIST INVESCO          MIST JPMORGAN
                                                COMSTOCK            MID CAP VALUE      SMALL CAP GROWTH       SMALL CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        159,177,706  $        61,479,517  $         15,149,426  $        13,918,321
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           159,177,706           61,479,517            15,149,426           13,918,321
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     7                   10                     6                    4
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                     7                   10                     6                    4
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        159,177,699  $        61,479,507  $         15,149,420  $        13,918,317
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        159,005,137  $        61,451,307  $         15,149,420  $        13,915,085
   Net assets from contracts in payout..               172,562               28,200                    --                3,232
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        159,177,699  $        61,479,507  $         15,149,420  $        13,918,317
                                          ====================  ===================  ====================  ===================


                                           MIST LOOMIS SAYLES     MIST LORD ABBETT
                                             GLOBAL MARKETS        BOND DEBENTURE
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        160,979,992  $        45,642,594
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           160,979,992           45,642,594
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     2                    2
                                          --------------------  -------------------
       Total Liabilities................                     2                    2
                                          --------------------  -------------------

NET ASSETS..............................  $        160,979,990  $        45,642,592
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        160,647,324  $        45,582,569
   Net assets from contracts in payout..               332,666               60,023
                                          --------------------  -------------------
       Total Net Assets.................  $        160,979,990  $        45,642,592
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                             MIST MET/EATON        MIST METLIFE          MIST METLIFE        MIST METLIFE
                                           VANCE FLOATING RATE  AGGRESSIVE STRATEGY    BALANCED STRATEGY    GROWTH STRATEGY
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $          5,050,875  $        66,836,972  $        23,257,416  $        18,719,196
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................             5,050,875           66,836,972           23,257,416           18,719,196
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    --                   --                    2                    2
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    --                   --                    2                    2
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $          5,050,875  $        66,836,972  $        23,257,414  $        18,719,194
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,039,101  $        66,836,972  $        23,257,414  $        18,719,194
   Net assets from contracts in payout..                11,774                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $          5,050,875  $        66,836,972  $        23,257,414  $        18,719,194
                                          ====================  ===================  ===================  ===================

                                                                                                               MIST MORGAN
                                             MIST METLIFE        MIST MFS EMERGING     MIST MFS RESEARCH     STANLEY MID CAP
                                           MODERATE STRATEGY      MARKETS EQUITY         INTERNATIONAL           GROWTH
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        13,886,951  $        58,259,371   $         92,815,178  $        14,243,585
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                     --                   --
                                          -------------------  --------------------  --------------------  -------------------
       Total Assets.....................           13,886,951           58,259,371             92,815,178           14,243,585
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    2                    9                      6                    2
                                          -------------------  --------------------  --------------------  -------------------
       Total Liabilities................                    2                    9                      6                    2
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        13,886,949  $        58,259,362   $         92,815,172  $        14,243,583
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        13,886,949  $        58,219,122   $         92,698,311  $        14,216,224
   Net assets from contracts in payout..                   --               40,240                116,861               27,359
                                          -------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $        13,886,949  $        58,259,362   $         92,815,172  $        14,243,583
                                          ===================  ====================  ====================  ===================

                                                                    MIST PIMCO
                                            MIST OPPENHEIMER    INFLATION PROTECTED
                                              GLOBAL EQUITY            BOND
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        395,783,754  $        76,820,094
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                          --------------------  -------------------
       Total Assets.....................           395,783,754           76,820,094
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    19                    6
                                          --------------------  -------------------
       Total Liabilities................                    19                    6
                                          --------------------  -------------------

NET ASSETS..............................  $        395,783,735  $        76,820,088
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        395,639,500  $        76,775,407
   Net assets from contracts in payout..               144,235               44,681
                                          --------------------  -------------------
       Total Net Assets.................  $        395,783,735  $        76,820,088
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                                                            MIST PYRAMIS
                                            MIST PIMCO TOTAL                           MIST PIONEER         MANAGED RISK
                                                 RETURN          MIST PIONEER FUND   STRATEGIC INCOME         PORTFOLIO
                                               SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       296,027,279  $        62,232,317  $       175,717,243  $             1,369
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................          296,027,279           62,232,317          175,717,243                1,369
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    7                    9                    9                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    7                    9                    9                   --
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $       296,027,272  $        62,232,308  $       175,717,234  $             1,369
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       295,492,914  $        62,102,250  $       175,487,907  $             1,369
   Net assets from contracts in payout..              534,358              130,058              229,327                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $       296,027,272  $        62,232,308  $       175,717,234  $             1,369
                                          ===================  ===================  ===================  ===================


                                           MIST SSGA GROWTH      MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE
                                            AND INCOME ETF              ETF            LARGE CAP VALUE      MID CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $       128,281,207  $       163,090,332  $       129,704,922  $          2,644,912
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................          128,281,207          163,090,332          129,704,922             2,644,912
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                   --                   12                     2
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   --                   --                   12                     2
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $       128,281,207  $       163,090,332  $       129,704,910  $          2,644,910
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       128,281,207  $       163,090,332  $       129,653,923  $          2,644,910
   Net assets from contracts in payout..                   --                   --               50,987                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $       128,281,207  $       163,090,332  $       129,704,910  $          2,644,910
                                          ===================  ===================  ===================  ====================


                                           MIST THIRD AVENUE      MORGAN STANLEY
                                            SMALL CAP VALUE      MULTI CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       139,708,203  $         1,210,402
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          139,708,203            1,210,402
                                          -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    8                    2
                                          -------------------  -------------------
       Total Liabilities................                    8                    2
                                          -------------------  -------------------

NET ASSETS..............................  $       139,708,195  $         1,210,400
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       139,477,928  $         1,210,400
   Net assets from contracts in payout..              230,267                   --
                                          -------------------  -------------------
       Total Net Assets.................  $       139,708,195  $         1,210,400
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                              MSF BARCLAYS
                                             AGGREGATE BOND     MSF BLACKROCK BOND       MSF BLACKROCK         MSF BLACKROCK
                                                  INDEX               INCOME         CAPITAL APPRECIATION       DIVERSIFIED
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        80,759,059  $        185,528,400   $       218,130,434  $       265,542,358
   Due from MetLife Insurance
     Company of Connecticut.............                  926                    --                    16                   --
                                          -------------------  --------------------  --------------------  -------------------
       Total Assets.....................           80,759,985           185,528,400           218,130,450          265,542,358
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                    19                    --                    1
                                          -------------------  --------------------  --------------------  -------------------
       Total Liabilities................                   --                    19                    --                    1
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        80,759,985  $        185,528,381   $       218,130,450  $       265,542,357
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        80,609,356  $        185,176,317   $       217,132,491  $       264,891,647
   Net assets from contracts in payout..              150,629               352,064               997,959              650,710
                                          -------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $        80,759,985  $        185,528,381   $       218,130,450  $       265,542,357
                                          ===================  ====================  ====================  ===================


                                             MSF BLACKROCK         MSF BLACKROCK      MSF DAVIS VENTURE      MSF FRONTIER
                                            LARGE CAP VALUE        MONEY MARKET             VALUE           MID CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        15,413,318  $       306,076,682  $        109,181,333  $        93,792,088
   Due from MetLife Insurance
     Company of Connecticut.............                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           15,413,318          306,076,682           109,181,333           93,792,088
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                   13                    11                    8
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    1                   13                    11                    8
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        15,413,317  $       306,076,669  $        109,181,322  $        93,792,080
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        15,413,317  $       305,605,312  $        109,112,304  $        93,694,395
   Net assets from contracts in payout..                   --              471,357                69,018               97,685
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        15,413,317  $       306,076,669  $        109,181,322  $        93,792,080
                                          ===================  ===================  ====================  ===================


                                                                  MSF LOOMIS SAYLES
                                           MSF JENNISON GROWTH     SMALL CAP CORE
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $       377,320,714   $          1,019,555
   Due from MetLife Insurance
     Company of Connecticut.............                   --                     --
                                          --------------------  --------------------
       Total Assets.....................          377,320,714              1,019,555
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    6                      2
                                          --------------------  --------------------
       Total Liabilities................                    6                      2
                                          --------------------  --------------------

NET ASSETS..............................  $       377,320,708   $          1,019,553
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       377,011,859   $          1,019,553
   Net assets from contracts in payout..              308,849                     --
                                          --------------------  --------------------
       Total Net Assets.................  $       377,320,708   $          1,019,553
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013


                                                                        MSF
                                                                  MET/DIMENSIONAL         MSF METLIFE         MSF METLIFE
                                            MSF MET/ARTISAN     INTERNATIONAL SMALL      CONSERVATIVE       CONSERVATIVE TO
                                             MID CAP VALUE            COMPANY             ALLOCATION      MODERATE ALLOCATION
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         2,205,750  $            969,532  $        35,985,166  $        85,938,163
   Due from MetLife Insurance
     Company of Connecticut.............                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................            2,205,750               969,532           35,985,166           85,938,163
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    1                    --                    3                    3
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                    1                    --                    3                    3
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         2,205,749  $            969,532  $        35,985,163  $        85,938,160
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,205,749  $            969,532  $        35,985,163  $        85,933,776
   Net assets from contracts in payout..                   --                    --                   --                4,384
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $         2,205,749  $            969,532  $        35,985,163  $        85,938,160
                                          ===================  ====================  ===================  ===================


                                                                                          MSF METLIFE
                                             MSF METLIFE MID        MSF METLIFE           MODERATE TO        MSF METLIFE STOCK
                                             CAP STOCK INDEX    MODERATE ALLOCATION  AGGRESSIVE ALLOCATION         INDEX
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  ---------------------  -------------------
ASSETS:
   Investments at fair value............  $        14,115,030  $        449,109,728  $       392,110,513    $     1,022,209,514
   Due from MetLife Insurance
     Company of Connecticut.............                    2                    --                   --                    887
                                          -------------------  --------------------  ---------------------  -------------------
        Total Assets....................           14,115,032           449,109,728          392,110,513          1,022,210,401
                                          -------------------  --------------------  ---------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                     3                    3                     --
                                          -------------------  --------------------  ---------------------  -------------------
        Total Liabilities...............                   --                     3                    3                     --
                                          -------------------  --------------------  ---------------------  -------------------

NET ASSETS..............................  $        14,115,032  $        449,109,725  $       392,110,510    $     1,022,210,401
                                          ===================  ====================  =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        14,115,032  $        449,109,725  $       392,057,958    $     1,018,215,548
   Net assets from contracts in payout..                   --                    --               52,552              3,994,853
                                          -------------------  --------------------  ---------------------  -------------------
        Total Net Assets................  $        14,115,032  $        449,109,725  $       392,110,510    $     1,022,210,401
                                          ===================  ====================  =====================  ===================



                                              MSF MFS TOTAL
                                                 RETURN             MSF MFS VALUE
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        467,083,541  $       152,814,325
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                          --------------------  -------------------
        Total Assets....................           467,083,541          152,814,325
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                    25                   29
                                          --------------------  -------------------
        Total Liabilities...............                    25                   29
                                          --------------------  -------------------

NET ASSETS..............................  $        467,083,516  $       152,814,296
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        466,179,834  $       152,755,548
   Net assets from contracts in payout..               903,682               58,748
                                          --------------------  -------------------
        Total Net Assets................  $        467,083,516  $       152,814,296
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2013



                                               MSF MSCI            MSF NEUBERGER     MSF RUSSELL 2000      MSF T. ROWE PRICE
                                              EAFE INDEX          BERMAN GENESIS           INDEX           LARGE CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        66,367,332  $        82,899,613  $       123,574,396  $        54,003,661
   Due from MetLife Insurance
     Company of Connecticut.............                  500                   --                  376                   --
                                          -------------------  -------------------  -------------------  -------------------
       Total Assets.....................           66,367,832           82,899,613          123,574,772           54,003,661
                                          -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                   --                   13                   --                    8
                                          -------------------  -------------------  -------------------  -------------------
       Total Liabilities................                   --                   13                   --                    8
                                          -------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        66,367,832  $        82,899,600  $       123,574,772  $        54,003,653
                                          ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        66,297,600  $        82,853,664  $       123,500,016  $        53,943,576
   Net assets from contracts in payout..               70,232               45,936               74,756               60,077
                                          -------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        66,367,832  $        82,899,600  $       123,574,772  $        54,003,653
                                          ===================  ===================  ===================  ===================

                                                                  MSF WESTERN ASSET     MSF WESTERN ASSET
                                            MSF T. ROWE PRICE   MANAGEMENT STRATEGIC     MANAGEMENT U.S.        PIONEER VCT
                                            SMALL CAP GROWTH     BOND OPPORTUNITIES        GOVERNMENT        DISCIPLINED VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        125,245,598   $        44,979,006  $        109,839,173  $        10,612,644
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Assets.....................           125,245,598            44,979,006           109,839,173           10,612,644
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     4                     5                     4                    3
                                          --------------------  --------------------  --------------------  -------------------
       Total Liabilities................                     4                     5                     4                    3
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        125,245,594   $        44,979,001  $        109,839,169  $        10,612,641
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        125,215,353   $        44,911,438  $        109,721,964  $        10,612,641
   Net assets from contracts in payout..                30,241                67,563               117,205                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $        125,245,594   $        44,979,001  $        109,839,169  $        10,612,641
                                          ====================  ====================  ====================  ===================


                                               PIONEER VCT          PIONEER VCT
                                            EMERGING MARKETS       EQUITY INCOME
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         11,823,448  $        18,092,867
   Due from MetLife Insurance
     Company of Connecticut.............                    --                   --
                                          --------------------  -------------------
       Total Assets.....................            11,823,448           18,092,867
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     3                    3
                                          --------------------  -------------------
       Total Liabilities................                     3                    3
                                          --------------------  -------------------

NET ASSETS..............................  $         11,823,445  $        18,092,864
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         11,823,445  $        18,092,864
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
       Total Net Assets.................  $         11,823,445  $        18,092,864
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2013


                                               PIONEER VCT           PIONEER VCT
                                                IBBOTSON          IBBOTSON MODERATE        PIONEER VCT        PIONEER VCT REAL
                                            GROWTH ALLOCATION        ALLOCATION           MID CAP VALUE         ESTATE SHARES
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        252,878,161  $        118,420,644  $         29,462,186  $         10,515,687
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           252,878,161           118,420,644            29,462,186            10,515,687
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     3                     4                     3                     3
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     3                     4                     3                     3
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        252,878,158  $        118,420,640  $         29,462,183  $         10,515,684
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        252,878,158  $        118,420,640  $         29,462,183  $         10,515,684
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        252,878,158  $        118,420,640  $         29,462,183  $         10,515,684
                                          ====================  ====================  ====================  ====================


                                                                                         WELLS FARGO VT
                                               UIF GROWTH       UIF U.S. REAL ESTATE     SMALL CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          7,732,653  $         10,891,729  $          2,776,007
   Due from MetLife Insurance
     Company of Connecticut.............                    --                    --                     1
                                          --------------------  --------------------  --------------------
        Total Assets....................             7,732,653            10,891,729             2,776,008
                                          --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company of Connecticut.............                     2                    --                    --
                                          --------------------  --------------------  --------------------
        Total Liabilities...............                     2                    --                    --
                                          --------------------  --------------------  --------------------

NET ASSETS..............................  $          7,732,651  $         10,891,729  $          2,776,008
                                          ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          7,707,876  $         10,885,701  $          2,763,588
   Net assets from contracts in payout..                24,775                 6,028                12,420
                                          --------------------  --------------------  --------------------
        Total Net Assets................  $          7,732,651  $         10,891,729  $          2,776,008
                                          ====================  ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                      ALLIANCEBERNSTEIN
                                                  ALGER CAPITAL        GLOBAL THEMATIC                             AMERICAN FUNDS
                                                  APPRECIATION             GROWTH          AMERICAN FUNDS BOND      GLOBAL GROWTH
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              3,331  $                190  $           150,272   $          1,738,065
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                59,988                13,908              136,254              2,243,976
      Administrative charges................                 5,017                 1,302               14,054                196,548
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                65,005                15,210              150,308              2,440,524
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (61,674)              (15,020)                 (36)              (702,459)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               352,127                    --              109,845                     --
      Realized gains (losses) on sale of
        investments.........................               383,606                23,203               78,674              9,516,429
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               735,733                23,203              188,519              9,516,429
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               261,276               156,146            (552,432)             26,002,227
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               997,009               179,349            (363,913)             35,518,656
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            935,335  $            164,329  $         (363,949)   $         34,816,197
                                              ====================  ====================  ====================  ====================

                                                 AMERICAN FUNDS
                                                  GLOBAL SMALL       AMERICAN FUNDS        AMERICAN FUNDS      DELAWARE VIP SMALL
                                                 CAPITALIZATION          GROWTH             GROWTH-INCOME           CAP VALUE
                                                   SUBACCOUNT          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            29,764  $         2,859,533  $          3,489,791  $            101,693
                                              -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               51,121            5,106,989             4,468,582                91,493
      Administrative charges................                5,201              439,417               387,018                   183
                                              -------------------  -------------------  --------------------  --------------------
        Total expenses......................               56,322            5,546,406             4,855,600                91,676
                                              -------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....             (26,558)          (2,686,873)           (1,365,809)                10,017
                                              -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   --                   --                    --               644,791
      Realized gains (losses) on sale of
        investments.........................              199,709           17,489,309            14,350,569               506,454
                                              -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......              199,709           17,489,309            14,350,569             1,151,245
                                              -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              641,158           63,001,582            60,371,095             2,799,912
                                              -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              840,867           80,490,891            74,721,664             3,951,157
                                              -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           814,309  $        77,804,018  $         73,355,855  $          3,961,174
                                              ===================  ===================  ====================  ====================


                                                DREYFUS SOCIALLY        DWS I CAPITAL
                                               RESPONSIBLE GROWTH          GROWTH
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $              6,721  $           106,532
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                11,718              193,923
      Administrative charges................                   961               16,115
                                              --------------------  -------------------
        Total expenses......................                12,679              210,038
                                              --------------------  -------------------
           Net investment income (loss).....               (5,958)            (103,506)
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                   --
      Realized gains (losses) on sale of
        investments.........................                19,377              872,400
                                              --------------------  -------------------
           Net realized gains (losses)......                19,377              872,400
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................               162,762            2,174,525
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               182,139            3,046,925
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            176,181  $         2,943,419
                                              ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                   DWS II GLOBAL      DWS II GOVERNMENT &       DWS II SMALL
                                                    GROWTH VIP         AGENCY SECURITIES        MID CAP VALUE
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             26,774  $            112,275   $             67,466
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                48,428                74,218                146,765
      Administrative charges.................                 3,992                 6,187                 12,203
                                               --------------------  ---------------------  --------------------
         Total expenses......................                52,420                80,405                158,968
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......              (25,646)                31,870               (91,502)
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --               174,404                     --
      Realized gains (losses) on sale of
         investments.........................              (61,716)              (72,811)                132,685
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......              (61,716)               101,593                132,685
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               556,629             (352,166)              2,218,962
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               494,913             (250,573)              2,351,647
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            469,267  $          (218,703)   $          2,260,145
                                               ====================  =====================  ====================

                                                                         FIDELITY VIP
                                                   FIDELITY VIP         DYNAMIC CAPITAL        FIDELITY VIP
                                                    CONTRAFUND           APPRECIATION          EQUITY-INCOME
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          2,004,444  $              2,596  $          6,108,686
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................             3,324,244                30,198             3,105,940
      Administrative charges.................               171,343                 2,049                12,039
                                               --------------------  --------------------  --------------------
         Total expenses......................             3,495,587                32,247             3,117,979
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......           (1,491,143)              (29,651)             2,990,707
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                67,959               182,558            16,235,497
      Realized gains (losses) on sale of
         investments.........................             6,216,006               161,681             2,335,810
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......             6,283,965               344,239            18,571,307
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            56,291,772               378,710            35,924,876
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            62,575,737               722,949            54,496,183
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         61,084,594  $            693,298  $         57,486,890
                                               ====================  ====================  ====================


                                                 FIDELITY VIP HIGH                             FTVIPT FRANKLIN
                                                      INCOME         FIDELITY VIP MID CAP     INCOME SECURITIES
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,414,204  $            771,915   $          2,449,030
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................               315,151             3,854,535                612,242
      Administrative charges.................                    92               184,819                 56,982
                                               --------------------  ---------------------  --------------------
         Total expenses......................               315,243             4,039,354                669,224
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......             1,098,961           (3,267,439)              1,779,806
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --            37,103,778                     --
      Realized gains (losses) on sale of
         investments.........................             (156,051)             7,821,517                737,033
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......             (156,051)            44,925,295                737,033
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................               209,161            42,081,895              1,769,151
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                53,110            87,007,190              2,506,184
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          1,152,071  $         83,739,751   $          4,285,990
                                               ====================  =====================  ====================

                                                  FTVIPT FRANKLIN
                                                 RISING DIVIDENDS
                                                    SECURITIES
                                                    SUBACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $            338,076
                                               --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................               383,539
      Administrative charges.................                32,456
                                               --------------------
         Total expenses......................               415,995
                                               --------------------
           Net investment income (loss)......              (77,919)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             1,799,359
                                               --------------------
           Net realized gains (losses).......             1,799,359
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             3,422,567
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             5,221,926
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          5,144,007
                                               ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                  FTVIPT FRANKLIN                             FTVIPT TEMPLETON
                                                   SMALL-MID CAP         FTVIPT MUTUAL       DEVELOPING MARKETS
                                                 GROWTH SECURITIES     SHARES SECURITIES         SECURITIES
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $                 --  $            531,593  $             483,714
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................               561,701               389,390                290,432
      Administrative charges.................                42,173                39,179                    471
                                               --------------------  --------------------  ---------------------
         Total expenses......................               603,874               428,569                290,903
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......             (603,874)               103,024                192,811
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............             2,195,370                    --                     --
      Realized gains (losses) on sale of
         investments.........................             1,716,833             1,127,184              (128,961)
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......             3,912,203             1,127,184              (128,961)
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................             7,106,109             4,865,272              (644,865)
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            11,018,312             5,992,456              (773,826)
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         10,414,438  $          6,095,480  $           (581,015)
                                               ====================  ====================  =====================


                                                 FTVIPT TEMPLETON         INVESCO V.I.          INVESCO V.I.
                                                FOREIGN SECURITIES     AMERICAN FRANCHISE         COMSTOCK
                                                    SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                               ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $           2,232,438  $             31,846  $             130,554
                                               ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................              1,560,770               181,590                125,224
      Administrative charges.................                115,659                16,535                 12,367
                                               ---------------------  --------------------  ---------------------
         Total expenses......................              1,676,429               198,125                137,591
                                               ---------------------  --------------------  ---------------------
           Net investment income (loss)......                556,009             (166,279)                (7,037)
                                               ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                     --                    --                     --
      Realized gains (losses) on sale of
         investments.........................              2,544,926               853,501                423,952
                                               ---------------------  --------------------  ---------------------
           Net realized gains (losses).......              2,544,926               853,501                423,952
                                               ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................             14,774,044             2,855,688              1,972,850
                                               ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             17,318,970             3,709,189              2,396,802
                                               ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          17,874,979  $          3,542,910  $           2,389,765
                                               =====================  ====================  =====================


                                                   INVESCO V.I.          INVESCO V.I.           INVESCO V.I.
                                               DIVERSIFIED DIVIDEND    EQUITY AND INCOME    GOVERNMENT SECURITIES
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               --------------------  --------------------  ----------------------
INVESTMENT INCOME:
      Dividends..............................  $             30,741  $          1,175,029  $             464,596
                                               --------------------  --------------------  ----------------------
EXPENSES:
      Mortality and expense risk
         charges.............................                31,736             1,209,905                231,819
      Administrative charges.................                 2,307               121,254                 22,009
                                               --------------------  --------------------  ----------------------
         Total expenses......................                34,043             1,331,159                253,828
                                               --------------------  --------------------  ----------------------
           Net investment income (loss)......               (3,302)             (156,130)                210,768
                                               --------------------  --------------------  ----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --                    --                     --
      Realized gains (losses) on sale of
         investments.........................               111,528             5,245,140                124,407
                                               --------------------  --------------------  ----------------------
           Net realized gains (losses).......               111,528             5,245,140                124,407
                                               --------------------  --------------------  ----------------------
      Change in unrealized gains (losses)
         on investments......................               264,409            11,533,297            (1,015,023)
                                               --------------------  --------------------  ----------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               375,937            16,778,437              (890,616)
                                               --------------------  --------------------  ----------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            372,635  $         16,622,307  $           (679,848)
                                               ====================  ====================  ======================


                                                   INVESCO V.I.
                                                 GROWTH AND INCOME
                                                    SUBACCOUNT
                                               ---------------------
INVESTMENT INCOME:
      Dividends..............................  $           1,080,688
                                               ---------------------
EXPENSES:
      Mortality and expense risk
         charges.............................              1,308,738
      Administrative charges.................                130,357
                                               ---------------------
         Total expenses......................              1,439,095
                                               ---------------------
           Net investment income (loss)......              (358,407)
                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                735,337
      Realized gains (losses) on sale of
         investments.........................              5,989,057
                                               ---------------------
           Net realized gains (losses).......              6,724,394
                                               ---------------------
      Change in unrealized gains (losses)
         on investments......................             17,435,882
                                               ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             24,160,276
                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          23,801,869
                                               =====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                                  INVESCO V.I.                                   JANUS ASPEN
                                                  S&P 500 INDEX     INVESCO V.I. UTILITIES       ENTERPRISE
                                                   SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                              --------------------  ----------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             47,309   $             63,689   $             50,574
                                              --------------------  ----------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                54,339                 38,726                195,756
      Administrative charges................                 3,947                  3,128                 16,091
                                              --------------------  ----------------------  --------------------
        Total expenses......................                58,286                 41,854                211,847
                                              --------------------  ----------------------  --------------------
           Net investment income (loss).....              (10,977)                 21,835              (161,273)
                                              --------------------  ----------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                 44,355                     --
      Realized gains (losses) on sale of
        investments.........................               230,896                 22,298              1,516,095
                                              --------------------  ----------------------  --------------------
           Net realized gains (losses)......               230,896                 66,653              1,516,095
                                              --------------------  ----------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               459,450                 68,927              2,316,874
                                              --------------------  ----------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               690,346                135,580              3,832,969
                                              --------------------  ----------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            679,369   $            157,415   $          3,671,696
                                              ====================  ======================  ====================

                                                                                                  LMPVET
                                                   JANUS ASPEN                             CLEARBRIDGE VARIABLE
                                                 GLOBAL RESEARCH    JANUS ASPEN OVERSEAS     AGGRESSIVE GROWTH
                                                   SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                              --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             11,293  $          1,606,071   $          1,041,786
                                              --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................                 5,364               678,240              5,997,842
      Administrative charges................                    50                 7,596                511,845
                                              --------------------  ---------------------  --------------------
        Total expenses......................                 5,414               685,836              6,509,687
                                              --------------------  ---------------------  --------------------
           Net investment income (loss).....                 5,879               920,235            (5,467,901)
                                              --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                    --             20,874,477
      Realized gains (losses) on sale of
        investments.........................                15,224           (1,006,092)             38,964,326
                                              --------------------  ---------------------  --------------------
           Net realized gains (losses)......                15,224           (1,006,092)             59,838,803
                                              --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               228,557             6,383,285             98,193,520
                                              --------------------  ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               243,781             5,377,193            158,032,323
                                              --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            249,660  $          6,297,428   $        152,564,422
                                              ====================  =====================  ====================

                                                     LMPVET                LMPVET                LMPVET                LMPVET
                                              CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                  ALL CAP VALUE         APPRECIATION          EQUITY INCOME       LARGE CAP GROWTH
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          4,440,279  $          3,705,220  $          1,919,916  $            506,658
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................             4,751,876             4,632,937             2,142,306             1,540,975
      Administrative charges................               412,384               457,070               189,159               128,818
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             5,164,260             5,090,007             2,331,465             1,669,793
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (723,981)           (1,384,787)             (411,549)           (1,163,135)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........            23,290,417            10,225,797                    --            10,711,341
      Realized gains (losses) on sale of
        investments.........................            12,847,627            18,955,668             2,751,112             7,574,329
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            36,138,044            29,181,465             2,751,112            18,285,670
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            53,397,553            51,555,173            24,482,520            14,336,026
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            89,535,597            80,736,638            27,233,632            32,621,696
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         88,811,616  $         79,351,851  $         26,822,083  $         31,458,561
                                              ====================  ====================  ====================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                    LMPVET                LMPVET                LMPVET           LMPVET INVESTMENT
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE    COUNSEL VARIABLE
                                                LARGE CAP VALUE        MID CAP CORE        SMALL CAP GROWTH      SOCIAL AWARENESS
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $         2,186,515  $             53,577  $            30,344   $            363,098
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................             1,826,239               651,685              986,191                545,711
      Administrative charges...............               170,975                62,057               75,288                 16,625
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................             1,997,214               713,742            1,061,479                562,336
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....               189,301             (660,165)          (1,031,135)              (199,238)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             6,482,456             2,834,985            4,827,089                     --
      Realized gains (losses) on sale of
        investments........................             4,523,421             2,653,306            4,666,539              1,047,569
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....            11,005,877             5,488,291            9,493,628              1,047,569
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            25,777,927             7,556,899           15,673,658              6,003,454
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            36,783,804            13,045,190           25,167,286              7,051,023
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        36,973,105  $         12,385,025  $        24,136,151   $          6,851,785
                                             ====================  ====================  ====================  ====================

                                                    LMPVET              LMPVET                LMPVET            LMPVIT WESTERN
                                              VARIABLE LIFESTYLE  VARIABLE LIFESTYLE    VARIABLE LIFESTYLE   ASSET VARIABLE GLOBAL
                                                ALLOCATION 50%      ALLOCATION 70%        ALLOCATION 85%        HIGH YIELD BOND
                                                  SUBACCOUNT          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $         1,356,710  $           624,237  $            416,664  $           557,416
                                             -------------------  -------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk
        charges............................              919,555              525,857               327,214              171,974
      Administrative charges...............              104,010               61,884                38,940               15,354
                                             -------------------  -------------------  --------------------  ---------------------
        Total expenses.....................            1,023,565              587,741               366,154              187,328
                                             -------------------  -------------------  --------------------  ---------------------
           Net investment income (loss)....              333,145               36,496                50,510              370,088
                                             -------------------  -------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................            2,142,077            1,038,914               642,074               85,940
                                             -------------------  -------------------  --------------------  ---------------------
           Net realized gains (losses).....            2,142,077            1,038,914               642,074               85,940
                                             -------------------  -------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................            6,414,130            6,489,221             5,044,254             (18,528)
                                             -------------------  -------------------  --------------------  ---------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            8,556,207            7,528,135             5,686,328               67,412
                                             -------------------  -------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,889,352  $         7,564,631  $          5,736,838  $           437,500
                                             ===================  ===================  ====================  =====================

                                                LMPVIT WESTERN         MIST AMERICAN
                                              ASSET VARIABLE HIGH     FUNDS BALANCED
                                                    INCOME              ALLOCATION
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          6,889,907  $            38,653
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................             1,507,632               18,715
      Administrative charges...............               149,825                  195
                                             --------------------  -------------------
        Total expenses.....................             1,657,457               18,910
                                             --------------------  -------------------
           Net investment income (loss)....             5,232,450               19,743
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --              173,813
      Realized gains (losses) on sale of
        investments........................           (1,300,022)               35,647
                                             --------------------  -------------------
           Net realized gains (losses).....           (1,300,022)              209,460
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             3,447,105              258,246
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             2,147,083              467,706
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          7,379,533  $           487,449
                                             ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                 MIST AMERICAN         MIST AMERICAN
                                                 FUNDS GROWTH         FUNDS MODERATE       MIST BLACKROCK        MIST BLACKROCK
                                                  ALLOCATION            ALLOCATION           HIGH YIELD          LARGE CAP CORE
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             28,582  $            40,896  $          8,803,078  $           598,192
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                20,166               18,985             1,820,003              666,652
      Administrative charges...............                   469                  236               117,295               61,976
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                20,635               19,221             1,937,298              728,628
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                 7,947               21,675             6,865,780            (130,436)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               157,709              134,888             3,492,710                   --
      Realized gains (losses) on sale of
        investments........................                40,620               27,300             1,872,643              803,734
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               198,329              162,188             5,365,353              803,734
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               427,722              105,616           (2,490,150)           12,259,377
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               626,051              267,804             2,875,203           13,063,111
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            633,998  $           289,479  $          9,740,983  $        12,932,675
                                             ====================  ===================  ====================  ===================

                                                                                                                    MIST HARRIS
                                              MIST CLARION GLOBAL    MIST CLEARBRIDGE      MIST CLEARBRIDGE           OAKMARK
                                                  REAL ESTATE        AGGRESSIVE GROWTH   AGGRESSIVE GROWTH II      INTERNATIONAL
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         5,374,601   $             10,095  $         4,139,016   $          2,116,204
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,085,055                 78,301            6,587,853              1,171,425
      Administrative charges...............               65,284                  6,412               98,530                 87,143
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            1,150,339                 84,713            6,686,383              1,258,568
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....            4,224,262               (74,618)          (2,547,367)                857,636
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                     --                   --                     --
      Realized gains (losses) on sale of
        investments........................          (1,846,045)                318,260           10,347,547              2,841,710
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....          (1,846,045)                318,260           10,347,547              2,841,710
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (625,710)              1,389,657          122,087,103             15,797,358
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (2,471,755)              1,707,917          132,434,650             18,639,068
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,752,507   $          1,633,299  $       129,887,283   $         19,496,704
                                             ====================  ====================  ====================  ====================


                                                 MIST INVESCO         MIST INVESCO
                                                   COMSTOCK           MID CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,774,659  $            478,077
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            2,429,133             1,043,641
      Administrative charges...............              219,222                88,195
                                             -------------------  --------------------
        Total expenses.....................            2,648,355             1,131,836
                                             -------------------  --------------------
           Net investment income (loss)....            (873,696)             (653,759)
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................           19,321,109             1,338,194
                                             -------------------  --------------------
           Net realized gains (losses).....           19,321,109             1,338,194
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           26,261,120            14,230,313
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           45,582,229            15,568,507
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        44,708,533  $         14,914,748
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                 MIST INVESCO          MIST JPMORGAN     MIST LOOMIS SAYLES     MIST LORD ABBETT
                                               SMALL CAP GROWTH       SMALL CAP VALUE      GLOBAL MARKETS        BOND DEBENTURE
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             49,397  $            89,747  $          4,103,389  $         3,426,977
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               218,782              196,652             1,963,862              693,490
      Administrative charges...............                13,709               10,568                 1,047               60,282
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               232,491              207,220             1,964,909              753,772
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (183,094)            (117,473)             2,138,480            2,673,205
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               780,778                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................               873,509              864,407             4,174,369            1,233,068
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             1,654,287              864,407             4,174,369            1,233,068
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             2,800,712            2,738,943            16,907,180            (828,173)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             4,454,999            3,603,350            21,081,549              404,895
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          4,271,905  $         3,485,877  $         23,220,029  $         3,078,100
                                             ====================  ===================  ====================  ===================

                                                MIST MET/EATON        MIST METLIFE          MIST METLIFE        MIST METLIFE
                                              VANCE FLOATING RATE  AGGRESSIVE STRATEGY    BALANCED STRATEGY    GROWTH STRATEGY
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           175,910   $           455,657  $           461,266  $           308,057
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               75,792               741,332              420,737              359,298
      Administrative charges...............                6,568                 6,274               34,399               29,091
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               82,360               747,606              455,136              388,389
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               93,550             (291,949)                6,130             (80,332)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               20,942                    --                   --                   --
      Realized gains (losses) on sale of
        investments........................              (3,098)               839,855            1,290,827            2,118,568
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....               17,844               839,855            1,290,827            2,118,568
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (45,103)            14,374,112            2,302,680            2,048,198
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (27,259)            15,213,967            3,593,507            4,166,766
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            66,291   $        14,922,018  $         3,599,637  $         4,086,434
                                             ====================  ===================  ===================  ===================

                                                 MIST METLIFE      MIST MFS EMERGING
                                               MODERATE STRATEGY    MARKETS EQUITY
                                                  SUBACCOUNT          SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           335,650  $           785,729
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              261,217            1,097,616
      Administrative charges...............               20,809               92,018
                                             -------------------  -------------------
        Total expenses.....................              282,026            1,189,634
                                             -------------------  -------------------
           Net investment income (loss)....               53,624            (403,905)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               25,729                   --
      Realized gains (losses) on sale of
        investments........................              683,478              589,139
                                             -------------------  -------------------
           Net realized gains (losses).....              709,207              589,139
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              812,818          (4,852,078)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,522,025          (4,262,939)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,575,649  $       (4,666,844)
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                        MIST MORGAN                               MIST PIMCO
                                               MIST MFS RESEARCH      STANLEY MID CAP     MIST OPPENHEIMER    INFLATION PROTECTED
                                                 INTERNATIONAL            GROWTH            GLOBAL EQUITY            BOND
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,435,608   $            98,772  $         6,678,231  $         2,455,377
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,315,671               217,628            4,752,934            1,491,458
      Administrative charges...............              108,334                18,989              183,952               95,255
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................            1,424,005               236,617            4,936,886            1,586,713
                                             --------------------  -------------------  -------------------  --------------------
          Net investment income (loss).....            1,011,603             (137,845)            1,741,345              868,664
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --                   --            5,895,723
      Realized gains (losses) on sale of
        investments........................            (663,165)               808,283            8,061,157          (1,710,273)
                                             --------------------  -------------------  -------------------  --------------------
          Net realized gains (losses)......            (663,165)               808,283            8,061,157            4,185,450
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           14,671,944             3,425,665           72,325,448         (15,986,354)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           14,008,779             4,233,948           80,386,605         (11,800,904)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        15,020,382   $         4,096,103  $        82,127,950  $      (10,932,240)
                                             ====================  ===================  ===================  ====================


                                               MIST PIMCO TOTAL                            MIST PIONEER         MIST PYRAMIS
                                                    RETURN          MIST PIONEER FUND    STRATEGIC INCOME     MANAGED PORTFOLIO
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT (a)
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        14,686,183  $         1,960,691  $        10,202,840  $                10
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            5,262,111              865,699            3,083,764                   --
      Administrative charges...............              387,192               70,337              260,257                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            5,649,303              936,036            3,344,021                   --
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            9,036,880            1,024,655            6,858,819                   10
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            6,832,761                   --              586,875                   23
      Realized gains (losses) on sale of
        investments........................            5,417,475            2,852,216            5,693,667                   --
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           12,250,236            2,852,216            6,280,542                   23
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (33,638,868)           12,295,148         (13,611,818)                  (4)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................         (21,388,632)           15,147,364          (7,331,276)                   19
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (12,351,752)  $        16,172,019  $         (472,457)  $                29
                                             ===================  ===================  ===================  ===================


                                               MIST SSGA GROWTH     MIST SSGA GROWTH
                                                AND INCOME ETF             ETF
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         3,166,985  $         3,257,587
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,575,326            1,941,410
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................            1,575,326            1,941,410
                                             -------------------  -------------------
          Net investment income (loss).....            1,591,659            1,316,177
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            2,974,740            5,638,132
      Realized gains (losses) on sale of
        investments........................            1,748,108            1,727,153
                                             -------------------  -------------------
          Net realized gains (losses)......            4,722,848            7,365,285
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            7,409,087           15,207,254
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           12,131,935           22,572,539
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,723,594  $        23,888,716
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013



                                              MIST T. ROWE PRICE   MIST T. ROWE PRICE     MIST THIRD AVENUE     MORGAN STANLEY
                                                LARGE CAP VALUE      MID CAP GROWTH        SMALL CAP VALUE     MULTI CAP GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          1,921,446  $             6,491  $         1,336,397  $              2,666
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................             2,046,149               49,297            1,917,621                23,852
      Administrative charges...............               153,710                4,211               98,392                 1,691
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             2,199,859               53,508            2,016,013                25,543
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             (278,413)             (47,017)            (679,616)              (22,877)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --              164,043                   --                15,727
      Realized gains (losses) on sale of
        investments........................             2,616,256              267,628            2,842,323               120,863
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             2,616,256              431,671            2,842,323               136,590
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            31,565,291              440,352           33,150,522               329,155
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            34,181,547              872,023           35,992,845               465,745
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         33,903,134  $           825,006  $        35,313,229  $            442,868
                                             ====================  ===================  ===================  ====================

                                                 MSF BARCLAYS
                                                AGGREGATE BOND     MSF BLACKROCK BOND        MSF BLACKROCK         MSF BLACKROCK
                                                     INDEX               INCOME          CAPITAL APPRECIATION       DIVERSIFIED
                                                  SUBACCOUNT           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             -------------------  ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         3,167,928   $         8,279,244   $         1,704,900   $          6,262,527
                                             -------------------  ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,038,888             2,963,265             2,620,088              3,175,993
      Administrative charges...............                  208               214,476               215,375                 16,941
                                             -------------------  ---------------------  --------------------  --------------------
        Total expenses.....................            1,039,096             3,177,741             2,835,463              3,192,934
                                             -------------------  ---------------------  --------------------  --------------------
           Net investment income (loss)....            2,128,832             5,101,503           (1,130,563)              3,069,593
                                             -------------------  ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --             5,172,848                    --                     --
      Realized gains (losses) on sale of
        investments........................              355,080             2,001,150            17,851,710              5,658,892
                                             -------------------  ---------------------  --------------------  --------------------
           Net realized gains (losses).....              355,080             7,173,998            17,851,710              5,658,892
                                             -------------------  ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,641,109)          (17,284,665)            40,510,171             35,451,352
                                             -------------------  ---------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (5,286,029)          (10,110,667)            58,361,881             41,110,244
                                             -------------------  ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (3,157,197)   $       (5,009,164)   $        57,231,318   $         44,179,837
                                             ===================  =====================  ====================  ====================


                                                MSF BLACKROCK         MSF BLACKROCK
                                               LARGE CAP VALUE        MONEY MARKET
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           186,350  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................              257,619            4,761,763
      Administrative charges...............               20,735              379,769
                                             -------------------  -------------------
        Total expenses.....................              278,354            5,141,532
                                             -------------------  -------------------
           Net investment income (loss)....             (92,004)          (5,141,532)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              856,929                   --
      Realized gains (losses) on sale of
        investments........................            (127,684)                   --
                                             -------------------  -------------------
           Net realized gains (losses).....              729,245                   --
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,319,124                   --
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,048,369                   --
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,956,365  $       (5,141,532)
                                             ===================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013




                                              MSF DAVIS VENTURE       MSF FRONTIER                             MSF LOOMIS SAYLES
                                                    VALUE            MID CAP GROWTH      MSF JENNISON GROWTH    SMALL CAP CORE
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,366,419  $          1,056,307  $         1,324,239   $             2,241
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,820,181             1,199,888            4,345,862                16,662
      Administrative charges...............              145,904               114,943               83,513                 1,350
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            1,966,085             1,314,831            4,429,375                18,012
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....            (599,666)             (258,524)          (3,105,136)              (15,771)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,842,473             2,173,608            3,497,648                74,179
      Realized gains (losses) on sale of
        investments........................            3,504,572             4,791,068            4,801,512               134,631
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....            5,347,045             6,964,676            8,299,160               208,810
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           24,307,357            17,227,251           98,217,431                95,243
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           29,654,402            24,191,927          106,516,591               304,053
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        29,054,736  $         23,933,403  $       103,411,455   $           288,282
                                             ===================  ====================  ====================  ===================

                                                                           MSF
                                                                     MET/DIMENSIONAL         MSF METLIFE         MSF METLIFE
                                               MSF MET/ARTISAN     INTERNATIONAL SMALL      CONSERVATIVE       CONSERVATIVE TO
                                                MID CAP VALUE            COMPANY             ALLOCATION      MODERATE ALLOCATION
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            16,237  $             15,969  $         1,206,786  $         2,230,900
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               31,473                16,449              609,347            1,149,270
      Administrative charges...............                3,044                 1,340               37,246               33,722
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               34,517                17,789              646,593            1,182,992
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....             (18,280)               (1,820)              560,193            1,047,908
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                24,966              197,539              920,689
      Realized gains (losses) on sale of
        investments........................              126,994                23,579              946,760            2,072,791
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....              126,994                48,545            1,144,299            2,993,480
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              482,351               158,676            (682,628)            3,837,722
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              609,345               207,221              461,671            6,831,202
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           591,065  $            205,401  $         1,021,864  $         7,879,110
                                             ===================  ====================  ===================  ===================



                                                MSF METLIFE MID        MSF METLIFE
                                                CAP STOCK INDEX    MODERATE ALLOCATION
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            127,147  $         8,387,322
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               145,572            5,339,612
      Administrative charges...............                    --               65,457
                                             --------------------  -------------------
        Total expenses.....................               145,572            5,405,069
                                             --------------------  -------------------
           Net investment income (loss)....              (18,425)            2,982,253
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               311,609            3,422,028
      Realized gains (losses) on sale of
        investments........................               259,244            5,122,523
                                             --------------------  -------------------
           Net realized gains (losses).....               570,853            8,544,551
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             2,527,315           53,809,121
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             3,098,168           62,353,672
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          3,079,743  $        65,335,925
                                             ====================  ===================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                  MSF METLIFE
                                                  MODERATE TO        MSF METLIFE STOCK       MSF MFS TOTAL
                                             AGGRESSIVE ALLOCATION         INDEX                RETURN            MSF MFS VALUE
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             ---------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          5,385,646   $        18,636,496  $        11,494,416  $          1,324,206
                                             ---------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................             4,468,069            15,691,714            6,570,249             1,809,772
      Administrative charges...............                26,708               421,067              497,866               118,798
                                             ---------------------  -------------------  -------------------  --------------------
        Total expenses.....................             4,494,777            16,112,781            7,068,115             1,928,570
                                             ---------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....               890,869             2,523,715            4,426,301             (604,364)
                                             ---------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --            15,435,098                   --             2,259,995
      Realized gains (losses) on sale of
        investments........................             3,680,390            69,290,644            6,803,668             3,491,233
                                             ---------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             3,680,390            84,725,742            6,803,668             5,751,228
                                             ---------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            70,992,292           174,006,859           62,516,313            27,680,037
                                             ---------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            74,672,682           258,732,601           69,319,981            33,431,265
                                             ---------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         75,563,551   $       261,256,316  $        73,746,282  $         32,826,901
                                             =====================  ===================  ===================  ====================


                                                   MSF MSCI           MSF NEUBERGER       MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                  EAFE INDEX         BERMAN GENESIS             INDEX          LARGE CAP GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          1,901,327  $               756  $         1,725,222  $             32,304
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               721,114              717,725            1,318,943               690,411
      Administrative charges...............                 1,862               38,064                5,349                56,084
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               722,976              755,789            1,324,292               746,495
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             1,178,351            (755,033)              400,930             (714,191)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --                   --                   --                    --
      Realized gains (losses) on sale of
        investments........................           (1,703,283)            1,170,082            2,571,199             4,791,112
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....           (1,703,283)            1,170,082            2,571,199             4,791,112
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            12,148,332           17,473,581           31,689,365            10,863,922
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            10,445,049           18,643,663           34,260,564            15,655,034
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         11,623,400  $        17,888,630  $        34,661,494  $         14,940,843
                                             ====================  ===================  ===================  ====================

                                                                    MSF WESTERN ASSET
                                              MSF T. ROWE PRICE   MANAGEMENT STRATEGIC
                                              SMALL CAP GROWTH     BOND OPPORTUNITIES
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           152,551  $         2,495,699
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................            1,444,957              765,612
      Administrative charges...............               52,681               71,858
                                             -------------------  --------------------
        Total expenses.....................            1,497,638              837,470
                                             -------------------  --------------------
           Net investment income (loss)....          (1,345,087)            1,658,229
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            6,198,101                   --
      Realized gains (losses) on sale of
        investments........................            5,241,091              866,373
                                             -------------------  --------------------
           Net realized gains (losses).....           11,439,192              866,373
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           29,168,456          (2,898,428)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           40,607,648          (2,032,055)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        39,262,561  $         (373,826)
                                             ===================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                MSF WESTERN ASSET
                                                 MANAGEMENT U.S.         PIONEER VCT           PIONEER VCT           PIONEER VCT
                                                   GOVERNMENT         DISCIPLINED VALUE     EMERGING MARKETS        EQUITY INCOME
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,719,799  $            162,040  $            115,460  $            414,989
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................             1,543,402               185,774               225,080               316,586
      Administrative charges................               107,350                16,183                18,667                27,509
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,650,752               201,957               243,747               344,095
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             1,069,047              (39,917)             (128,287)                70,894
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --               442,606                    --                    --
      Realized gains (losses) on sale of
        investments.........................               380,252               441,212             (236,138)               956,204
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               380,252               883,818             (236,138)               956,204
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (4,019,160)             1,669,390             (250,368)             3,283,953
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (3,638,908)             2,553,208             (486,506)             4,240,157
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (2,569,861)  $          2,513,291  $          (614,793)  $          4,311,051
                                              ====================  ====================  ====================  ====================

                                                  PIONEER VCT           PIONEER VCT
                                                   IBBOTSON          IBBOTSON MODERATE        PIONEER VCT        PIONEER VCT REAL
                                               GROWTH ALLOCATION        ALLOCATION           MID CAP VALUE         ESTATE SHARES
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         4,282,284  $          2,686,252  $            218,985  $            251,618
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................            5,017,679             2,382,703               479,046               213,343
      Administrative charges................              357,093               174,665                44,171                17,998
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................            5,374,772             2,557,368               523,217               231,341
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....          (1,092,488)               128,884             (304,232)                20,277
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                   --                    --                    --               576,324
      Realized gains (losses) on sale of
        investments.........................            1,742,231             1,834,911               228,082               240,931
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            1,742,231             1,834,911               228,082               817,255
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           35,899,481            13,021,324             7,893,729             (747,580)
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           37,641,712            14,856,235             8,121,811                69,675
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        36,549,224  $         14,985,119  $          7,817,579  $             89,952
                                              ===================  ====================  ====================  ====================



                                                   UIF GROWTH       UIF U.S. REAL ESTATE
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             32,704  $            138,789
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               114,996               189,214
      Administrative charges................                10,728                19,144
                                              --------------------  --------------------
        Total expenses......................               125,724               208,358
                                              --------------------  --------------------
           Net investment income (loss).....              (93,020)              (69,569)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               272,712                    --
      Realized gains (losses) on sale of
        investments.........................               906,047               318,119
                                              --------------------  --------------------
           Net realized gains (losses)......             1,178,759               318,119
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,610,149              (89,405)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             2,788,908               228,714
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,695,888  $            159,145
                                              ====================  ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2013


                                                                                                                   WELLS FARGO VT
                                                                                                                   SMALL CAP VALUE
                                                                                                                     SUBACCOUNT
                                                                                                                --------------------
INVESTMENT INCOME:
      Dividends..............................................................................................   $             19,353
                                                                                                                --------------------
EXPENSES:
      Mortality and expense risk
         charges.............................................................................................                 34,561
      Administrative charges.................................................................................                  2,087
                                                                                                                --------------------
         Total expenses......................................................................................                 36,648
                                                                                                                --------------------
           Net investment income (loss)......................................................................               (17,295)
                                                                                                                --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............................................................................                     --
      Realized gains (losses) on sale of
         investments.........................................................................................                 50,657
                                                                                                                --------------------
           Net realized gains (losses).......................................................................                 50,657
                                                                                                                --------------------
      Change in unrealized gains (losses)
         on investments......................................................................................                328,989
                                                                                                                --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................................................................................                379,646
                                                                                                                --------------------
      Net increase (decrease) in net assets
         resulting from operations...........................................................................   $            362,351
                                                                                                                ====================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                              ALLIANCEBERNSTEIN GLOBAL
                                         ALGER CAPITAL APPRECIATION                THEMATIC GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2013              2012               2013              2012
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (61,674)  $        (55,042)  $       (15,020)  $       (15,799)
   Net realized gains (losses).....           735,733            338,030            23,203             1,725
   Change in unrealized gains
     (losses) on investments.......           261,276            283,401           156,146           111,735
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           935,335            566,389           164,329            97,661
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             2,099              1,567                --               137
   Net transfers (including fixed
     account)......................          (39,535)          (715,863)             6,009            73,748
   Contract charges................             (771)              (928)             (280)             (355)
   Transfers for contract benefits
     and terminations..............         (834,098)          (456,844)         (147,135)         (166,712)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (872,305)        (1,172,068)         (141,406)          (93,182)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............            63,030          (605,679)            22,923             4,479
NET ASSETS:
   Beginning of year...............         3,300,965          3,906,644           878,354           873,875
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $      3,363,995  $       3,300,965  $        901,277  $        878,354
                                     ================  =================  ================  ================


                                             AMERICAN FUNDS BOND            AMERICAN FUNDS GLOBAL GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2013               2012              2013              2012
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $           (36)  $          91,490  $      (702,459)  $    (1,250,888)
   Net realized gains (losses).....           188,519            209,113         9,516,429         4,907,179
   Change in unrealized gains
     (losses) on investments.......         (552,432)             94,433        26,002,227        23,997,679
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (363,949)            395,036        34,816,197        27,653,970
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            46,654             32,090         1,104,190         1,543,246
   Net transfers (including fixed
     account)......................           446,383          2,732,364       (4,259,158)       (6,984,587)
   Contract charges................           (3,367)            (3,966)          (25,749)          (31,424)
   Transfers for contract benefits
     and terminations..............       (3,052,108)        (3,664,008)      (24,204,925)      (27,094,062)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (2,562,438)          (903,520)      (27,385,642)      (32,566,827)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (2,926,387)          (508,484)         7,430,555       (4,912,857)
NET ASSETS:
   Beginning of year...............        10,642,898         11,151,382       143,143,628       148,056,485
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $      7,716,511  $      10,642,898  $    150,574,183  $    143,143,628
                                     ================  =================  ================  ================

                                             AMERICAN FUNDS GLOBAL
                                             SMALL CAPITALIZATION                 AMERICAN FUNDS GROWTH
                                                  SUBACCOUNT                           SUBACCOUNT
                                     ------------------------------------  ----------------------------------
                                           2013                2012              2013              2012
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $        (26,558)  $        (10,357)  $    (2,686,873)  $    (3,251,892)
   Net realized gains (losses).....            199,709            116,153        17,489,309         6,546,581
   Change in unrealized gains
     (losses) on investments.......            641,158            452,356        63,001,582        44,862,840
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            814,309            558,152        77,804,018        48,157,529
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              9,564             44,785         2,741,028         2,219,827
   Net transfers (including fixed
     account)......................            116,517            303,838      (11,724,629)      (12,448,672)
   Contract charges................            (1,351)            (1,684)          (57,633)          (69,851)
   Transfers for contract benefits
     and terminations..............          (657,464)        (1,529,104)      (52,827,432)      (51,856,896)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............          (532,734)        (1,182,165)      (61,868,666)      (62,155,592)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............            281,575          (624,013)        15,935,352      (13,998,063)
NET ASSETS:
   Beginning of year...............          3,283,267          3,907,280       309,138,975       323,137,038
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $       3,564,842  $       3,283,267  $    325,074,327  $    309,138,975
                                     =================  =================  ================  ================


                                        AMERICAN FUNDS GROWTH-INCOME
                                                 SUBACCOUNT
                                     -----------------------------------
                                            2013              2012
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $     (1,365,809)  $      (753,330)
   Net realized gains (losses).....         14,350,569         3,451,949
   Change in unrealized gains
     (losses) on investments.......         60,371,095        36,965,015
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         73,355,855        39,663,634
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,144,786         1,348,701
   Net transfers (including fixed
     account)......................       (10,982,121)      (12,709,273)
   Contract charges................           (49,429)          (59,677)
   Transfers for contract benefits
     and terminations..............       (45,466,316)      (42,829,402)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (55,353,080)      (54,249,651)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............         18,002,775      (14,586,017)
NET ASSETS:
   Beginning of year...............        261,008,029       275,594,046
                                     -----------------  ----------------
   End of year.....................  $     279,010,804  $    261,008,029
                                     =================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                             DREYFUS SOCIALLY RESPONSIBLE
                                        DELAWARE VIP SMALL CAP VALUE                    GROWTH
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2013              2012              2013               2012
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $          10,017  $       (11,207)  $         (5,958)  $        (8,456)
   Net realized gains (losses).....          1,151,245         1,292,860             19,377            22,452
   Change in unrealized gains
     (losses) on investments.......          2,799,912           300,163            162,762            43,365
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,961,174         1,581,816            176,181            57,361
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            641,543           731,350                 --                --
   Net transfers (including fixed
     account)......................          (121,583)         (690,554)           (24,411)         (116,528)
   Contract charges................               (32)              (28)              (138)             (150)
   Transfers for contract benefits
     and terminations..............        (1,793,109)       (1,661,436)           (22,902)          (22,404)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (1,273,181)       (1,620,668)           (47,451)         (139,082)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............          2,687,993          (38,852)            128,730          (81,721)
NET ASSETS:
   Beginning of year...............         12,614,903        12,653,755            581,605           663,326
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      15,302,896  $     12,614,903  $         710,335  $        581,605
                                     =================  ================  =================  ================


                                            DWS I CAPITAL GROWTH               DWS II GLOBAL GROWTH VIP
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013               2012              2013               2012
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (103,506)  $      (159,104)  $       (25,646)  $        (25,631)
   Net realized gains (losses).....            872,400           322,430          (61,716)          (265,169)
   Change in unrealized gains
     (losses) on investments.......          2,174,525         1,237,985           556,629            730,914
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,943,419         1,401,311           469,267            440,114
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             13,518            29,993             5,136             23,802
   Net transfers (including fixed
     account)......................          (321,615)         (349,162)         (165,650)           (35,971)
   Contract charges................            (2,932)           (3,483)             (677)              (844)
   Transfers for contract benefits
     and terminations..............        (2,369,269)       (1,272,303)         (445,160)          (677,908)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (2,680,298)       (1,594,955)         (606,351)          (690,921)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            263,121         (193,644)         (137,084)          (250,807)
NET ASSETS:
   Beginning of year...............         10,389,318        10,582,962         2,776,163          3,026,970
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $      10,652,439  $     10,389,318  $      2,639,079  $       2,776,163
                                     =================  ================  ================  =================

                                         DWS II GOVERNMENT & AGENCY
                                                 SECURITIES                   DWS II SMALL MID CAP VALUE
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2013              2012               2013              2012
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         31,870  $          88,124  $       (91,502)  $        (94,431)
   Net realized gains (losses).....           101,593            179,420           132,685          (279,013)
   Change in unrealized gains
     (losses) on investments.......         (352,166)          (238,163)         2,218,962          1,251,534
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (218,703)             29,381         2,260,145            878,090
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --            147,683             6,709             14,509
   Net transfers (including fixed
     account)......................             5,094          (616,320)         (273,479)          (294,594)
   Contract charges................           (1,060)            (1,373)           (1,883)            (2,159)
   Transfers for contract benefits
     and terminations..............       (1,482,782)          (932,099)       (1,721,998)        (1,031,963)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (1,478,748)        (1,402,109)       (1,990,651)        (1,314,207)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (1,697,451)        (1,372,728)           269,494          (436,117)
NET ASSETS:
   Beginning of year...............         5,114,710          6,487,438         7,824,888          8,261,005
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $      3,417,259  $       5,114,710  $      8,094,382  $       7,824,888
                                     ================  =================  ================  =================


                                           FIDELITY VIP CONTRAFUND
                                                 SUBACCOUNT
                                     -----------------------------------
                                           2013              2012
                                     ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $    (1,491,143)  $       (890,038)
   Net realized gains (losses).....         6,283,965          (217,305)
   Change in unrealized gains
     (losses) on investments.......        56,291,772         32,418,560
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        61,084,594         31,311,217
                                     ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         5,970,944          6,078,861
   Net transfers (including fixed
     account)......................       (3,006,539)        (8,160,108)
   Contract charges................          (86,875)           (94,569)
   Transfers for contract benefits
     and terminations..............      (32,802,301)       (28,683,433)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (29,924,771)       (30,859,249)
                                     ----------------  -----------------
     Net increase (decrease)
        in net assets..............        31,159,823            451,968
NET ASSETS:
   Beginning of year...............       224,167,053        223,715,085
                                     ----------------  -----------------
   End of year.....................  $    255,326,876  $     224,167,053
                                     ================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                         FIDELITY VIP DYNAMIC CAPITAL
                                                 APPRECIATION                   FIDELITY VIP EQUITY-INCOME
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2013               2012               2013              2012
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (29,651)  $       (21,067)  $       2,990,707  $       3,993,514
   Net realized gains (losses)......            344,239           117,242         18,571,307         13,182,136
   Change in unrealized gains
     (losses) on investments........            378,710           296,790         35,924,876         15,416,329
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            693,298           392,965         57,486,890         32,591,979
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             33,034            37,029          6,098,643          6,860,943
   Net transfers (including fixed
     account).......................             49,455             2,822        (4,270,403)        (6,524,100)
   Contract charges.................              (325)             (383)          (167,400)          (177,494)
   Transfers for contract benefits
     and terminations...............          (459,633)         (371,492)       (22,246,728)       (22,344,583)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (377,469)         (332,024)       (20,585,888)       (22,185,234)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            315,829            60,941         36,901,002         10,406,745
NET ASSETS:
   Beginning of year................          2,129,562         2,068,621        224,230,879        213,824,134
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $       2,445,391  $      2,129,562  $     261,131,881  $     224,230,879
                                      =================  ================  =================  =================


                                           FIDELITY VIP HIGH INCOME                FIDELITY VIP MID CAP
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2013               2012               2013              2012
                                      -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       1,098,961  $      1,147,111  $     (3,267,439)  $     (2,917,416)
   Net realized gains (losses)......          (156,051)         (319,382)         44,925,295         26,258,921
   Change in unrealized gains
     (losses) on investments........            209,161         2,353,424         42,081,895          9,907,900
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          1,152,071         3,181,153         83,739,751         33,249,405
                                      -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            340,290           407,151          9,494,104         10,365,662
   Net transfers (including fixed
     account).......................          (676,878)         (187,370)        (7,457,674)       (10,756,521)
   Contract charges.................           (18,006)          (21,468)           (98,588)          (106,107)
   Transfers for contract benefits
     and terminations...............        (2,621,339)       (3,110,690)       (35,774,275)       (37,874,468)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (2,975,933)       (2,912,377)       (33,836,433)       (38,371,434)
                                      -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,823,862)           268,776         49,903,318        (5,122,029)
NET ASSETS:
   Beginning of year................         26,193,581        25,924,805        262,317,915        267,439,944
                                      -----------------  ----------------  -----------------  -----------------
   End of year......................  $      24,369,719  $     26,193,581  $     312,221,233  $     262,317,915
                                      =================  ================  =================  =================

                                            FTVIPT FRANKLIN INCOME               FTVIPT FRANKLIN RISING
                                                  SECURITIES                      DIVIDENDS SECURITIES
                                                  SUBACCOUNT                           SUBACCOUNT
                                      -----------------------------------  ------------------------------------
                                            2013               2012               2013              2012
                                      ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $      1,779,806  $       1,807,410  $        (77,919)  $        (65,554)
   Net realized gains (losses)......           737,033            251,057          1,799,359            818,497
   Change in unrealized gains
     (losses) on investments........         1,769,151          1,840,344          3,422,567          1,229,328
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         4,285,990          3,898,811          5,144,007          1,982,271
                                      ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           257,722             73,349            269,464             35,945
   Net transfers (including fixed
     account).......................           796,177          3,927,427          2,390,768          (264,262)
   Contract charges.................           (6,625)            (7,367)            (7,124)            (7,675)
   Transfers for contract benefits
     and terminations...............       (7,070,723)        (7,742,097)        (3,915,791)        (3,653,849)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (6,023,449)        (3,748,688)        (1,262,683)        (3,889,841)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (1,737,459)            150,123          3,881,324        (1,907,570)
NET ASSETS:
   Beginning of year................        38,617,121         38,466,998         20,237,493         22,145,063
                                      ----------------  -----------------  -----------------  -----------------
   End of year......................  $     36,879,662  $      38,617,121  $      24,118,817  $      20,237,493
                                      ================  =================  =================  =================

                                         FTVIPT FRANKLIN SMALL-MID CAP
                                               GROWTH SECURITIES
                                                  SUBACCOUNT
                                      -----------------------------------
                                            2013               2012
                                      ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $      (603,874)  $       (620,750)
   Net realized gains (losses)......         3,912,203          3,396,351
   Change in unrealized gains
     (losses) on investments........         7,106,109            276,252
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        10,414,438          3,051,853
                                      ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           306,814            333,633
   Net transfers (including fixed
     account).......................         (699,848)          (966,502)
   Contract charges.................          (11,579)           (12,963)
   Transfers for contract benefits
     and terminations...............       (5,438,244)        (5,167,132)
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (5,842,857)        (5,812,964)
                                      ----------------  -----------------
     Net increase (decrease)
        in net assets...............         4,571,581        (2,761,111)
NET ASSETS:
   Beginning of year................        32,196,686         34,957,797
                                      ----------------  -----------------
   End of year......................  $     36,768,267  $      32,196,686
                                      ================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                                FTVIPT TEMPLETON DEVELOPING
                                        FTVIPT MUTUAL SHARES SECURITIES             MARKETS SECURITIES
                                                  SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2013               2012               2013               2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         103,024  $          92,497  $         192,811  $          52,090
   Net realized gains (losses)......          1,127,184          (112,713)          (128,961)          (289,789)
   Change in unrealized gains
     (losses) on investments........          4,865,272          3,644,908          (644,865)          3,136,219
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          6,095,480          3,624,692          (581,015)          2,898,520
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             84,976             71,335          1,390,826          1,469,993
   Net transfers (including fixed
     account).......................          (928,376)        (1,093,683)        (1,211,921)        (1,429,738)
   Contract charges.................            (9,934)           (12,225)           (12,137)           (14,972)
   Transfers for contract benefits
     and terminations...............        (6,472,234)        (9,188,675)        (2,809,192)        (2,169,694)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (7,325,568)       (10,223,248)        (2,642,424)        (2,144,411)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,230,088)        (6,598,556)        (3,223,439)            754,109
NET ASSETS:
   Beginning of year................         26,504,729         33,103,285         26,436,064         25,681,955
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      25,274,641  $      26,504,729  $      23,212,625  $      26,436,064
                                      =================  =================  =================  =================

                                           FTVIPT TEMPLETON FOREIGN
                                                  SECURITIES                   INVESCO V.I. AMERICAN FRANCHISE
                                                  SUBACCOUNT                             SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2013               2012                2013               2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         556,009  $       1,139,713  $       (166,279)  $       (208,599)
   Net realized gains (losses)......          2,544,926          (944,229)            853,501            517,385
   Change in unrealized gains
     (losses) on investments........         14,774,044         13,948,363          2,855,688            971,254
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         17,874,979         14,143,847          3,542,910          1,280,040
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          1,577,814          1,440,354              2,384              3,146
   Net transfers (including fixed
     account).......................        (4,574,417)        (3,163,312)          (368,300)          (475,619)
   Contract charges.................           (21,328)           (24,492)            (2,550)            (3,377)
   Transfers for contract benefits
     and terminations...............       (13,959,584)       (12,879,146)        (1,740,069)        (1,669,817)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (16,977,515)       (14,626,596)        (2,108,535)        (2,145,667)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            897,464          (482,749)          1,434,375          (865,627)
NET ASSETS:
   Beginning of year................         95,361,211         95,843,960         10,492,961         11,358,588
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      96,258,675  $      95,361,211  $      11,927,336  $      10,492,961
                                      =================  =================  =================  =================


                                              INVESCO V.I. COMSTOCK           INVESCO V.I. DIVERSIFIED DIVIDEND
                                                   SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2013               2012               2013               2012
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         (7,037)  $             858  $         (3,302)  $         (5,721)
   Net realized gains (losses)......            423,952            (7,149)            111,528             46,105
   Change in unrealized gains
     (losses) on investments........          1,972,850          1,305,188            264,409            175,602
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          2,389,765          1,298,897            372,635            215,986
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                361                 --              1,194
   Net transfers (including fixed
     account).......................          (448,194)          (246,949)             20,008           (51,056)
   Contract charges.................            (1,385)            (1,700)              (134)              (156)
   Transfers for contract benefits
     and terminations...............        (1,485,504)        (1,266,249)          (288,448)          (313,733)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,935,083)        (1,514,537)          (268,574)          (363,751)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            454,682          (215,640)            104,061          (147,765)
NET ASSETS:
   Beginning of year................          7,826,903          8,042,543          1,404,646          1,552,411
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       8,281,585  $       7,826,903  $       1,508,707  $       1,404,646
                                      =================  =================  =================  =================


                                         INVESCO V.I. EQUITY AND INCOME
                                                   SUBACCOUNT
                                      ------------------------------------
                                             2013               2012
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       (156,130)  $          16,354
   Net realized gains (losses)......          5,245,140          4,276,625
   Change in unrealized gains
     (losses) on investments........         11,533,297          5,503,768
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         16,622,307          9,796,747
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            201,462            213,015
   Net transfers (including fixed
     account).......................        (1,010,257)        (2,416,792)
   Contract charges.................           (27,704)           (33,275)
   Transfers for contract benefits
     and terminations...............       (18,810,104)       (30,869,610)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (19,646,603)       (33,106,662)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (3,024,296)       (23,309,915)
NET ASSETS:
   Beginning of year................         80,615,587        103,925,502
                                      -----------------  -----------------
   End of year......................  $      77,591,291  $      80,615,587
                                      =================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                       INVESCO V.I. GOVERNMENT SECURITIES      INVESCO V.I. GROWTH AND INCOME
                                                   SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  -------------------------------------
                                             2013               2012               2013               2012
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         210,768  $         209,049  $        (358,407)  $       (368,946)
   Net realized gains (losses)......            124,407            314,611           6,724,394          3,072,038
   Change in unrealized gains
     (losses) on investments........        (1,015,023)          (426,184)          17,435,882          8,408,985
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (679,848)             97,476          23,801,869         11,112,077
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              9,511              8,100             238,369            266,480
   Net transfers (including fixed
     account).......................          (754,815)          (166,931)         (2,637,231)        (1,811,856)
   Contract charges.................            (2,421)            (3,205)            (33,579)           (39,879)
   Transfers for contract benefits
     and terminations...............        (2,968,234)        (3,955,771)        (17,704,912)       (21,113,886)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (3,715,959)        (4,117,807)        (20,137,353)       (22,699,141)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............        (4,395,807)        (4,020,331)           3,664,516       (11,587,064)
NET ASSETS:
   Beginning of year................         16,856,929         20,877,260          83,706,619         95,293,683
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $      12,461,122  $      16,856,929  $       87,371,135  $      83,706,619
                                      =================  =================  ==================  =================

                                           INVESCO V.I. S&P 500 INDEX              INVESCO V.I. UTILITIES
                                                   SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  -------------------------------------
                                            2013                2012               2013               2012
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (10,977)  $        (14,738)  $           21,835  $          26,983
   Net realized gains (losses)......            230,896            140,465              66,653             80,133
   Change in unrealized gains
     (losses) on investments........            459,450            263,167              68,927           (73,979)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            679,369            388,894             157,415             33,137
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --               1,899              1,896
   Net transfers (including fixed
     account).......................             59,862          (133,975)             361,976            (5,416)
   Contract charges.................              (483)              (551)               (669)              (747)
   Transfers for contract benefits
     and terminations...............          (752,832)          (609,963)           (567,044)          (429,489)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (693,453)          (744,489)           (203,838)          (433,756)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............           (14,084)          (355,595)            (46,423)          (400,619)
NET ASSETS:
   Beginning of year................          2,789,479          3,145,074           1,966,140          2,366,759
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $       2,775,395  $       2,789,479  $        1,919,717  $       1,966,140
                                      =================  =================  ==================  =================

                                             JANUS ASPEN ENTERPRISE              JANUS ASPEN GLOBAL RESEARCH
                                                   SUBACCOUNT                            SUBACCOUNT
                                      ------------------------------------  -------------------------------------
                                            2013                2012               2013               2012
                                      -----------------  -----------------  ------------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       (161,273)  $       (212,620)  $            5,879  $           2,142
   Net realized gains (losses)......          1,516,095            846,540              15,224              (167)
   Change in unrealized gains
     (losses) on investments........          2,316,874          1,321,397             228,557            146,904
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          3,671,696          1,955,317             249,660            148,879
                                      -----------------  -----------------  ------------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            236,556            267,589              61,894             64,175
   Net transfers (including fixed
     account).......................          (804,603)            108,869            (20,896)           (48,601)
   Contract charges.................            (2,405)            (3,043)                (13)               (12)
   Transfers for contract benefits
     and terminations...............        (2,407,286)        (2,317,257)            (60,078)           (40,800)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (2,977,738)        (1,943,842)            (19,093)           (25,238)
                                      -----------------  -----------------  ------------------  -----------------
     Net increase (decrease)
        in net assets...............            693,958             11,475             230,567            123,641
NET ASSETS:
   Beginning of year................         13,564,824         13,553,349             920,807            797,166
                                      -----------------  -----------------  ------------------  -----------------
   End of year......................  $      14,258,782  $      13,564,824  $        1,151,374  $         920,807
                                      =================  =================  ==================  =================

                                              JANUS ASPEN OVERSEAS
                                                   SUBACCOUNT
                                      ------------------------------------
                                            2013                2012
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         920,235  $       (382,361)
   Net realized gains (losses)......        (1,006,092)          4,705,470
   Change in unrealized gains
     (losses) on investments........          6,383,285          1,651,324
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          6,297,428          5,974,433
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          2,455,370          2,968,757
   Net transfers (including fixed
     account).......................        (4,937,327)        (3,474,120)
   Contract charges.................           (29,579)           (34,603)
   Transfers for contract benefits
     and terminations...............        (5,308,342)        (4,488,415)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (7,819,878)        (5,028,381)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............        (1,522,450)            946,052
NET ASSETS:
   Beginning of year................         54,579,707         53,633,655
                                      -----------------  -----------------
   End of year......................  $      53,057,257  $      54,579,707
                                      =================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                        LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                             AGGRESSIVE GROWTH                     ALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (5,467,901)  $    (4,814,580)  $      (723,981)  $         87,097
   Net realized gains (losses)....        59,838,803        44,085,430        36,138,044           297,028
   Change in unrealized gains
     (losses) on investments......        98,193,520        23,116,839        53,397,553        43,071,355
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       152,564,422        62,387,689        88,811,616        43,455,480
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,970,258         3,566,611         2,556,420         3,007,764
   Net transfers (including fixed
     account).....................      (11,474,702)      (15,777,633)       (9,217,379)      (10,124,391)
   Contract charges...............         (222,588)         (247,106)         (147,525)         (171,837)
   Transfers for contract benefits
     and terminations.............      (66,747,401)      (76,445,520)      (60,161,270)      (69,240,823)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (75,474,433)      (88,903,648)      (66,969,754)      (76,529,287)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        77,089,989      (26,515,959)        21,841,862      (33,073,807)
NET ASSETS:
   Beginning of year..............       366,326,724       392,842,683       321,709,882       354,783,689
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    443,416,713  $    366,326,724  $    343,551,744  $    321,709,882
                                    ================  ================  ================  ================

                                        LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                               APPRECIATION                        EQUITY INCOME
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,384,787)  $      (338,582)  $      (411,549)  $      1,153,234
   Net realized gains (losses)....        29,181,465        11,541,475         2,751,112       (2,380,705)
   Change in unrealized gains
     (losses) on investments......        51,555,173        34,435,202        24,482,520        16,441,244
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        79,351,851        45,638,095        26,822,083        15,213,773
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,556,026         1,791,990           432,042           339,783
   Net transfers (including fixed
     account).....................       (4,330,210)       (8,210,376)         1,591,908             6,397
   Contract charges...............         (186,108)         (216,634)          (44,623)          (52,471)
   Transfers for contract benefits
     and terminations.............      (61,163,550)      (71,941,731)      (26,800,917)      (27,333,135)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (64,123,842)      (78,576,751)      (24,821,590)      (27,039,426)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        15,228,009      (32,938,656)         2,000,493      (11,825,653)
NET ASSETS:
   Beginning of year..............       312,282,413       345,221,069       123,812,547       135,638,200
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    327,510,422  $    312,282,413  $    125,813,040  $    123,812,547
                                    ================  ================  ================  ================

                                        LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP GROWTH                     LARGE CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,163,135)  $      (995,851)  $        189,301  $      1,016,861
   Net realized gains (losses)....        18,285,670        10,988,853        11,005,877         (307,541)
   Change in unrealized gains
     (losses) on investments......        14,336,026         7,312,286        25,777,927        18,178,454
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        31,458,561        17,305,288        36,973,105        18,887,774
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           528,912           727,124           797,314           759,512
   Net transfers (including fixed
     account).....................       (4,867,017)       (3,735,251)       (2,537,354)       (2,998,025)
   Contract charges...............          (33,068)          (39,057)          (63,883)          (73,396)
   Transfers for contract benefits
     and terminations.............      (16,851,432)      (16,061,095)      (22,545,401)      (19,375,272)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (21,222,605)      (19,108,279)      (24,349,324)      (21,687,181)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        10,235,956       (1,802,991)        12,623,781       (2,799,407)
NET ASSETS:
   Beginning of year..............        98,033,854        99,836,845       131,281,736       134,081,143
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    108,269,810  $     98,033,854  $    143,905,517  $    131,281,736
                                    ================  ================  ================  ================

                                       LMPVET CLEARBRIDGE VARIABLE
                                              MID CAP CORE
                                               SUBACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (660,165)  $      (377,630)
   Net realized gains (losses)....         5,488,291         2,098,149
   Change in unrealized gains
     (losses) on investments......         7,556,899         4,560,303
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        12,385,025         6,280,822
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            14,930           109,113
   Net transfers (including fixed
     account).....................       (1,142,422)       (1,098,264)
   Contract charges...............          (14,866)          (17,321)
   Transfers for contract benefits
     and terminations.............       (7,163,372)       (8,867,245)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (8,305,730)       (9,873,717)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         4,079,295       (3,592,895)
NET ASSETS:
   Beginning of year..............        38,808,174        42,401,069
                                    ----------------  ----------------
   End of year....................  $     42,887,469  $     38,808,174
                                    ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                          LMPVET CLEARBRIDGE VARIABLE           LMPVET INVESTMENT COUNSEL
                                               SMALL CAP GROWTH                 VARIABLE SOCIAL AWARENESS
                                                  SUBACCOUNT                           SUBACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2013                2012              2013              2012
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $     (1,031,135)  $       (788,395)  $      (199,238)  $          50,226
   Net realized gains (losses).....          9,493,628          5,971,824         1,047,569            671,030
   Change in unrealized gains
     (losses) on investments.......         15,673,658          4,719,516         6,003,454          3,239,630
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         24,136,151          9,902,945         6,851,785          3,960,886
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            646,305            592,445           761,304            848,103
   Net transfers (including fixed
     account)......................          1,447,636        (1,810,170)         (327,563)        (1,059,503)
   Contract charges................           (21,159)           (21,924)          (33,864)           (38,575)
   Transfers for contract benefits
     and terminations..............        (8,700,737)       (11,517,060)       (5,004,769)        (5,534,979)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (6,627,955)       (12,756,709)       (4,604,892)        (5,784,954)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         17,508,196        (2,853,764)         2,246,893        (1,824,068)
NET ASSETS:
   Beginning of year...............         56,626,804         59,480,568        41,969,589         43,793,657
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $      74,135,000  $      56,626,804  $     44,216,482  $      41,969,589
                                     =================  =================  ================  =================

                                          LMPVET VARIABLE LIFESTYLE           LMPVET VARIABLE LIFESTYLE
                                               ALLOCATION 50%                      ALLOCATION 70%
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2013              2012               2013              2012
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $        333,145  $        794,452  $          36,496  $        375,508
   Net realized gains (losses).....         2,142,077         1,189,253          1,038,914            39,219
   Change in unrealized gains
     (losses) on investments.......         6,414,130         6,234,000          6,489,221         4,822,006
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         8,889,352         8,217,705          7,564,631         5,236,733
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           168,948           171,607            125,427           120,645
   Net transfers (including fixed
     account)......................           785,577           466,107          (619,699)         (273,998)
   Contract charges................          (46,080)          (44,091)           (36,217)          (41,133)
   Transfers for contract benefits
     and terminations..............      (12,794,643)      (15,336,669)        (6,427,477)       (7,899,829)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (11,886,198)      (14,743,046)        (6,957,966)       (8,094,315)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (2,996,846)       (6,525,341)            606,665       (2,857,582)
NET ASSETS:
   Beginning of year...............        70,946,364        77,471,705         40,633,478        43,491,060
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $     67,949,518  $     70,946,364  $      41,240,143  $     40,633,478
                                     ================  ================  =================  ================

                                          LMPVET VARIABLE LIFESTYLE          LMPVIT WESTERN ASSET VARIABLE
                                               ALLOCATION 85%                   GLOBAL HIGH YIELD BOND
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2013              2012               2013              2012
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         50,510  $          71,869  $        370,088  $        571,247
   Net realized gains (losses).....           642,074          (119,023)            85,940          (40,295)
   Change in unrealized gains
     (losses) on investments.......         5,044,254          3,658,299          (18,528)         1,171,574
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         5,736,838          3,611,145           437,500         1,702,526
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            60,613             97,174            34,058             7,382
   Net transfers (including fixed
     account)......................         (132,861)          (760,712)             7,198         (339,514)
   Contract charges................          (27,920)           (31,702)           (1,180)           (1,739)
   Transfers for contract benefits
     and terminations..............       (4,162,971)        (5,203,494)       (1,980,939)       (1,945,028)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (4,263,139)        (5,898,734)       (1,940,863)       (2,278,899)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         1,473,699        (2,287,589)       (1,503,363)         (576,373)
NET ASSETS:
   Beginning of year...............        25,137,447         27,425,036        10,968,395        11,544,768
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $     26,611,146  $      25,137,447  $      9,465,032  $     10,968,395
                                     ================  =================  ================  ================

                                        LMPVIT WESTERN ASSET VARIABLE
                                                 HIGH INCOME
                                                 SUBACCOUNT
                                     -----------------------------------
                                            2013              2012
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       5,232,450  $      6,915,426
   Net realized gains (losses).....        (1,300,022)       (2,933,206)
   Change in unrealized gains
     (losses) on investments.......          3,447,105        12,556,579
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          7,379,533        16,538,799
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            297,766           126,420
   Net transfers (including fixed
     account)......................           (56,969)       (1,651,746)
   Contract charges................           (29,994)          (37,222)
   Transfers for contract benefits
     and terminations..............       (19,568,606)      (22,011,987)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (19,357,803)      (23,574,535)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (11,978,270)       (7,035,736)
NET ASSETS:
   Beginning of year...............        106,932,282       113,968,018
                                     -----------------  ----------------
   End of year.....................  $      94,954,012  $    106,932,282
                                     =================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                      MIST AMERICAN FUNDS BALANCED         MIST AMERICAN FUNDS GROWTH
                                               ALLOCATION                          ALLOCATION
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         19,743  $         22,182  $          7,947  $          9,809
   Net realized gains (losses)....           209,460            48,473           198,329            28,530
   Change in unrealized gains
     (losses) on investments......           258,246           188,559           427,722           198,921
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           487,449           259,214           633,998           237,260
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           778,188           561,361           639,408           574,068
   Net transfers (including fixed
     account).....................           424,697          (28,923)           472,495          (68,125)
   Contract charges...............              (52)              (51)              (58)              (56)
   Transfers for contract benefits
     and terminations.............         (250,786)         (173,711)         (224,704)         (159,244)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           952,047           358,676           887,141           346,643
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,439,496           617,890         1,521,139           583,903
NET ASSETS:
   Beginning of year..............         2,431,852         1,813,962         2,020,923         1,437,020
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      3,871,348  $      2,431,852  $      3,542,062  $      2,020,923
                                    ================  ================  ================  ================

                                      MIST AMERICAN FUNDS MODERATE
                                               ALLOCATION                    MIST BLACKROCK HIGH YIELD
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         21,675  $         18,164  $      6,865,780  $      7,611,283
   Net realized gains (losses)....           162,188            27,405         5,365,353         3,342,309
   Change in unrealized gains
     (losses) on investments......           105,616           108,490       (2,490,150)         7,720,031
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           289,479           154,059         9,740,983        18,673,623
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           442,522           424,405         1,837,669         1,945,799
   Net transfers (including fixed
     account).....................           358,383           218,100       (1,510,013)         1,500,903
   Contract charges...............             (227)             (183)          (46,039)          (53,044)
   Transfers for contract benefits
     and terminations.............         (405,416)         (112,163)      (19,432,058)      (21,972,385)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............           395,262           530,159      (19,150,441)      (18,578,727)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           684,741           684,218       (9,409,458)            94,896
NET ASSETS:
   Beginning of year..............         2,034,082         1,349,864       132,794,550       132,699,654
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,718,823  $      2,034,082  $    123,385,092  $    132,794,550
                                    ================  ================  ================  ================


                                       MIST BLACKROCK LARGE CAP CORE      MIST CLARION GLOBAL REAL ESTATE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (130,436)  $      (223,173)  $      4,224,262  $        532,206
   Net realized gains (losses)....           803,734         (871,444)       (1,846,045)       (3,134,837)
   Change in unrealized gains
     (losses) on investments......        12,259,377         6,281,384         (625,710)        18,607,737
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        12,932,675         5,186,767         1,752,507        16,005,106
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           276,426           315,431         1,743,786         1,841,167
   Net transfers (including fixed
     account).....................           419,030         (886,017)           273,938       (1,277,816)
   Contract charges...............          (31,920)          (35,808)          (24,835)          (29,775)
   Transfers for contract benefits
     and terminations.............       (6,273,031)       (7,872,380)      (10,682,405)      (10,374,122)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (5,609,495)       (8,478,774)       (8,689,516)       (9,840,546)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         7,323,180       (3,292,007)       (6,937,009)         6,164,560
NET ASSETS:
   Beginning of year..............        42,749,505        46,041,512        76,052,564        69,888,004
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     50,072,685  $     42,749,505  $     69,115,555  $     76,052,564
                                    ================  ================  ================  ================

                                        MIST CLEARBRIDGE AGGRESSIVE
                                                  GROWTH
                                                SUBACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (74,618)  $       (54,095)
   Net realized gains (losses)....           318,260            72,205
   Change in unrealized gains
     (losses) on investments......         1,389,657           470,746
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,633,299           488,856
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           142,560           216,872
   Net transfers (including fixed
     account).....................         1,976,535         (333,489)
   Contract charges...............             (409)             (346)
   Transfers for contract benefits
     and terminations.............         (882,892)         (293,220)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         1,235,794         (410,183)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         2,869,093            78,673
NET ASSETS:
   Beginning of year..............         3,075,258         2,996,585
                                    ----------------  ----------------
   End of year....................  $      5,944,351  $      3,075,258
                                    ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                       MIST CLEARBRIDGE AGGRESSIVE             MIST HARRIS OAKMARK
                                                GROWTH II                         INTERNATIONAL
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (2,547,367)  $    (4,180,016)  $        857,636  $        142,371
   Net realized gains (losses)....        10,347,547         1,098,638         2,841,710       (1,522,520)
   Change in unrealized gains
     (losses) on investments......       122,087,103        98,730,778        15,797,358        17,503,483
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       129,887,283        95,649,400        19,496,704        16,123,334
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,992,590        12,610,741         1,245,509         1,051,982
   Net transfers (including fixed
     account).....................      (16,329,624)      (14,947,078)         4,727,338       (1,000,166)
   Contract charges...............         (365,254)         (399,210)          (17,408)          (17,447)
   Transfers for contract benefits
     and terminations.............      (52,270,785)      (49,205,210)      (12,494,482)       (8,915,818)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (56,973,073)      (51,940,757)       (6,539,043)       (8,881,449)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        72,914,210        43,708,643        12,957,661         7,241,885
NET ASSETS:
   Beginning of year..............       503,756,143       460,047,500        70,442,950        63,201,065
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    576,670,353  $    503,756,143  $     83,400,611  $     70,442,950
                                    ================  ================  ================  ================


                                          MIST INVESCO COMSTOCK             MIST INVESCO MID CAP VALUE
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (873,696)  $      (470,886)  $      (653,759)  $      (828,299)
   Net realized gains (losses)....        19,321,109        16,812,925         1,338,194       (1,449,083)
   Change in unrealized gains
     (losses) on investments......        26,261,120         8,982,368        14,230,313         7,840,704
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        44,708,533        25,324,407        14,914,748         5,563,322
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           993,565           950,933           295,652           273,799
   Net transfers (including fixed
     account).....................       (5,625,364)       (6,505,517)       (1,353,139)        13,349,622
   Contract charges...............          (62,529)          (72,812)          (10,141)          (12,072)
   Transfers for contract benefits
     and terminations.............      (31,017,357)      (37,963,052)       (9,461,977)       (7,617,589)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (35,711,685)      (43,590,448)      (10,529,605)         5,993,760
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         8,996,848      (18,266,041)         4,385,143        11,557,082
NET ASSETS:
   Beginning of year..............       150,180,851       168,446,892        57,094,364        45,537,282
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    159,177,699  $    150,180,851  $     61,479,507  $     57,094,364
                                    ================  ================  ================  ================


                                       MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (183,094)  $      (219,568)  $      (117,473)  $       (92,716)
   Net realized gains (losses)....         1,654,287         1,366,907           864,407           303,468
   Change in unrealized gains
     (losses) on investments......         2,800,712           768,284         2,738,943         1,354,946
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,271,905         1,915,623         3,485,877         1,565,698
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           223,226           192,144           274,037           423,618
   Net transfers (including fixed
     account).....................           721,588         (678,893)         (131,385)         (340,717)
   Contract charges...............           (3,154)           (3,133)           (3,396)           (3,488)
   Transfers for contract benefits
     and terminations.............       (1,605,531)       (2,462,177)       (1,608,645)       (1,702,034)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (663,871)       (2,952,059)       (1,469,389)       (1,622,621)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         3,608,034       (1,036,436)         2,016,488          (56,923)
NET ASSETS:
   Beginning of year..............        11,541,386        12,577,822        11,901,829        11,958,752
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     15,149,420  $     11,541,386  $     13,918,317  $     11,901,829
                                    ================  ================  ================  ================

                                         MIST LOOMIS SAYLES GLOBAL
                                                  MARKETS
                                                SUBACCOUNT
                                    -----------------------------------
                                          2013               2012
                                    ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,138,480  $       2,032,676
   Net realized gains (losses)....         4,174,369          2,483,209
   Change in unrealized gains
     (losses) on investments......        16,907,180         18,401,482
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        23,220,029         22,917,367
                                    ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,266,257          3,393,868
   Net transfers (including fixed
     account).....................       (4,642,898)        (5,232,576)
   Contract charges...............          (98,928)          (109,706)
   Transfers for contract benefits
     and terminations.............      (16,403,169)       (16,179,822)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (17,878,738)       (18,128,236)
                                    ----------------  -----------------
     Net increase (decrease)
       in net assets..............         5,341,291          4,789,131
NET ASSETS:
   Beginning of year..............       155,638,699        150,849,568
                                    ----------------  -----------------
   End of year....................  $    160,979,990  $     155,638,699
                                    ================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                          MIST LORD ABBETT BOND               MIST MET/EATON VANCE
                                                DEBENTURE                         FLOATING RATE
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,673,205  $      3,356,304  $         93,550  $          3,907
   Net realized gains (losses)....         1,233,068         1,403,323            17,844            11,499
   Change in unrealized gains
     (losses) on investments......         (828,173)         1,326,661          (45,103)            69,646
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,078,100         6,086,288            66,291            85,052
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           346,794           375,961            83,011            31,408
   Net transfers (including fixed
     account).....................         (852,846)       (1,732,389)         3,375,711         1,427,064
   Contract charges...............          (12,515)          (15,373)             (152)             (170)
   Transfers for contract benefits
     and terminations.............       (8,981,804)      (10,567,168)         (951,263)         (305,479)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,500,371)      (11,938,969)         2,507,307         1,152,823
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (6,422,271)       (5,852,681)         2,573,598         1,237,875
NET ASSETS:
   Beginning of year..............        52,064,863        57,917,544         2,477,277         1,239,402
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     45,642,592  $     52,064,863  $      5,050,875  $      2,477,277
                                    ================  ================  ================  ================


                                     MIST METLIFE AGGRESSIVE STRATEGY     MIST METLIFE BALANCED STRATEGY
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (291,949)  $      (324,721)  $          6,130  $         36,506
   Net realized gains (losses)....           839,855         (307,784)         1,290,827           772,633
   Change in unrealized gains
     (losses) on investments......        14,374,112         8,071,655         2,302,680         1,614,962
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        14,922,018         7,439,150         3,599,637         2,424,101
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,657,946         2,856,173           146,971            64,103
   Net transfers (including fixed
     account).....................            67,670       (1,523,425)           700,192         (110,062)
   Contract charges...............          (59,097)          (61,060)           (4,707)           (5,307)
   Transfers for contract benefits
     and terminations.............       (5,336,373)       (3,722,535)       (3,058,311)       (2,334,802)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (2,669,854)       (2,450,847)       (2,215,855)       (2,386,068)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        12,252,164         4,988,303         1,383,782            38,033
NET ASSETS:
   Beginning of year..............        54,584,808        49,596,505        21,873,632        21,835,599
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     66,836,972  $     54,584,808  $     23,257,414  $     21,873,632
                                    ================  ================  ================  ================


                                        MIST METLIFE GROWTH STRATEGY       MIST METLIFE MODERATE STRATEGY
                                                 SUBACCOUNT                          SUBACCOUNT
                                    ------------------------------------  ----------------------------------
                                           2013              2012               2013              2012
                                    -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        (80,332)  $        (66,568)  $         53,624  $         87,748
   Net realized gains (losses)....          2,118,568            800,368           709,207           445,713
   Change in unrealized gains
     (losses) on investments......          2,048,198          1,709,951           812,818           858,237
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          4,086,434          2,443,751         1,575,649         1,391,698
                                    -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........              4,443             28,000             3,180            51,150
   Net transfers (including fixed
     account).....................          (714,412)          (562,907)           251,192         (187,325)
   Contract charges...............            (4,321)            (5,356)           (3,926)           (4,299)
   Transfers for contract benefits
     and terminations.............        (3,917,825)        (1,471,796)       (2,172,710)       (1,163,974)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............        (4,632,115)        (2,012,059)       (1,922,264)       (1,304,448)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (545,681)            431,692         (346,615)            87,250
NET ASSETS:
   Beginning of year..............         19,264,875         18,833,183        14,233,564        14,146,314
                                    -----------------  -----------------  ----------------  ----------------
   End of year....................  $      18,719,194  $      19,264,875  $     13,886,949  $     14,233,564
                                    =================  =================  ================  ================

                                        MIST MFS EMERGING MARKETS
                                                 EQUITY
                                               SUBACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (403,905)  $      (727,859)
   Net realized gains (losses)....           589,139            67,203
   Change in unrealized gains
     (losses) on investments......       (4,852,078)        12,358,695
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,666,844)        11,698,039
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           288,367           308,800
   Net transfers (including fixed
     account).....................           120,674       (2,197,101)
   Contract charges...............          (10,359)          (14,187)
   Transfers for contract benefits
     and terminations.............      (10,203,377)      (11,300,655)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,804,695)      (13,203,143)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,471,539)       (1,505,104)
NET ASSETS:
   Beginning of year..............        72,730,901        74,236,005
                                    ----------------  ----------------
   End of year....................  $     58,259,362  $     72,730,901
                                    ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                            MIST MORGAN STANLEY MID CAP
                                     MIST MFS RESEARCH INTERNATIONAL                  GROWTH
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,011,603  $        377,389  $      (137,845)  $      (233,311)
   Net realized gains (losses)....         (663,165)       (4,460,099)           808,283           408,285
   Change in unrealized gains
     (losses) on investments......        14,671,944        17,574,640         3,425,665           742,007
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        15,020,382        13,491,930         4,096,103           916,981
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           869,585         1,077,006           200,040            59,160
   Net transfers (including fixed
     account).....................       (2,058,523)       (3,454,724)         (277,302)           170,802
   Contract charges...............          (44,184)          (51,859)           (1,778)           (2,115)
   Transfers for contract benefits
     and terminations.............      (15,278,299)      (15,776,853)       (1,844,731)       (1,978,573)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (16,511,421)      (18,206,430)       (1,923,771)       (1,750,726)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,491,039)       (4,714,500)         2,172,332         (833,745)
NET ASSETS:
   Beginning of year..............        94,306,211        99,020,711        12,071,251        12,904,996
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     92,815,172  $     94,306,211  $     14,243,583  $     12,071,251
                                    ================  ================  ================  ================

                                                                         MIST PIMCO INFLATION PROTECTED
                                      MIST OPPENHEIMER GLOBAL EQUITY                  BOND
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,741,345  $        452,000  $        868,664  $      1,829,534
   Net realized gains (losses)....         8,061,157         (972,244)         4,185,450         8,795,864
   Change in unrealized gains
     (losses) on investments......        72,325,448        56,108,439      (15,986,354)       (2,029,603)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        82,127,950        55,588,195      (10,932,240)         8,595,795
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,397,218         7,516,782         2,015,048         2,689,139
   Net transfers (including fixed
     account).....................        31,931,652      (11,480,407)      (16,432,561)         9,298,774
   Contract charges...............         (162,927)         (161,283)          (21,960)          (29,649)
   Transfers for contract benefits
     and terminations.............      (42,157,196)      (36,397,866)      (15,172,246)      (18,834,647)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (2,991,253)      (40,522,774)      (29,611,719)       (6,876,383)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        79,136,697        15,065,421      (40,543,959)         1,719,412
NET ASSETS:
   Beginning of year..............       316,647,038       301,581,617       117,364,047       115,644,635
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    395,783,735  $    316,647,038  $     76,820,088  $    117,364,047
                                    ================  ================  ================  ================


                                          MIST PIMCO TOTAL RETURN                MIST PIONEER FUND
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      9,036,880  $      5,709,092  $      1,024,655  $       (50,580)
   Net realized gains (losses)....        12,250,236         7,774,845         2,852,216           982,682
   Change in unrealized gains
     (losses) on investments......      (33,638,868)        14,475,036        12,295,148         4,172,837
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (12,351,752)        27,958,973        16,172,019         5,104,939
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,197,974         6,402,752           518,310           744,386
   Net transfers (including fixed
     account).....................      (18,542,538)        10,751,704       (1,951,734)       (1,505,451)
   Contract charges...............          (74,283)          (89,753)          (25,848)          (29,490)
   Transfers for contract benefits
     and terminations.............      (56,109,482)      (64,344,973)       (8,920,122)       (8,148,327)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (69,528,329)      (47,280,270)      (10,379,394)       (8,938,882)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (81,880,081)      (19,321,297)         5,792,625       (3,833,943)
NET ASSETS:
   Beginning of year..............       377,907,353       397,228,650        56,439,683        60,273,626
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    296,027,272  $    377,907,353  $     62,232,308  $     56,439,683
                                    ================  ================  ================  ================


                                      MIST PIONEER STRATEGIC INCOME
                                               SUBACCOUNT
                                    ---------------------------------
                                          2013              2012
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      6,858,819  $     7,217,786
   Net realized gains (losses)....         6,280,542        6,866,347
   Change in unrealized gains
     (losses) on investments......      (13,611,818)        6,409,275
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (472,457)       20,493,408
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,919,214        1,838,698
   Net transfers (including fixed
     account).....................       (1,771,635)        7,400,345
   Contract charges...............          (48,095)         (58,800)
   Transfers for contract benefits
     and terminations.............      (37,750,587)     (39,879,979)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (37,651,103)     (30,699,736)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (38,123,560)     (10,206,328)
NET ASSETS:
   Beginning of year..............       213,840,794      224,047,122
                                    ----------------  ---------------
   End of year....................  $    175,717,234  $   213,840,794
                                    ================  ===============

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                        MIST PYRAMIS
                                           MANAGED            MIST SSGA GROWTH AND
                                          PORTFOLIO                INCOME ETF                     MIST SSGA GROWTH ETF
                                         SUBACCOUNT                SUBACCOUNT                          SUBACCOUNT
                                      ----------------  ----------------------------------  ---------------------------------
                                          2013 (a)            2013              2012             2013              2012
                                      ----------------  ----------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $             10  $      1,591,659  $      1,347,109  $     1,316,177  $        993,049
   Net realized gains (losses)......                23         4,722,848         3,698,820        7,365,285         6,305,964
   Change in unrealized gains
     (losses) on investments........               (4)         7,409,087         8,035,731       15,207,254        11,324,188
                                      ----------------  ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..............                29        13,723,594        13,081,660       23,888,716        18,623,201
                                      ----------------  ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               223         3,555,724         3,902,222        5,201,906         5,627,082
   Net transfers (including fixed
     account).......................             1,117       (2,634,069)       (1,715,029)      (3,728,747)       (4,385,270)
   Contract charges.................                --         (144,229)         (155,371)        (175,104)         (188,943)
   Transfers for contract benefits
     and terminations...............                --       (9,581,040)       (8,966,183)     (10,900,508)      (12,418,857)
                                      ----------------  ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.................             1,340       (8,803,614)       (6,934,361)      (9,602,453)      (11,365,988)
                                      ----------------  ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets................             1,369         4,919,980         6,147,299       14,286,263         7,257,213
NET ASSETS:
   Beginning of year................                --       123,361,227       117,213,928      148,804,069       141,546,856
                                      ----------------  ----------------  ----------------  ---------------  ----------------
   End of year......................  $          1,369  $    128,281,207  $    123,361,227  $   163,090,332  $    148,804,069
                                      ================  ================  ================  ===============  ================


                                         MIST T. ROWE PRICE LARGE CAP        MIST T. ROWE PRICE MID CAP
                                                     VALUE                             GROWTH
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2013              2012              2013              2012
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $      (278,413)  $      (408,680)  $       (47,017)  $       (62,018)
   Net realized gains (losses)......         2,616,256       (3,066,751)           431,671           574,317
   Change in unrealized gains
     (losses) on investments........        31,565,291        20,922,598           440,352         (133,949)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        33,903,134        17,447,167           825,006           378,350
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         1,901,959         1,145,490             1,590             1,122
   Net transfers (including fixed
     account).......................       (3,051,520)       (3,942,231)          (41,837)         (425,485)
   Contract charges.................          (28,233)          (31,573)             (415)             (526)
   Transfers for contract benefits
     and terminations...............      (19,107,183)      (15,727,373)         (951,695)         (632,053)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.................      (20,284,977)      (18,555,687)         (992,357)       (1,056,942)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets................        13,618,157       (1,108,520)         (167,351)         (678,592)
NET ASSETS:
   Beginning of year................       116,086,753       117,195,273         2,812,261         3,490,853
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $    129,704,910  $    116,086,753  $      2,644,910  $      2,812,261
                                      ================  ================  ================  ================



                                       MIST THIRD AVENUE SMALL CAP VALUE     MORGAN STANLEY MULTI CAP GROWTH
                                                  SUBACCOUNT                           SUBACCOUNT
                                      -----------------------------------  ----------------------------------
                                            2013              2012               2013              2012
                                      ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $      (679,616)  $    (1,950,747)   $       (22,877)  $       (24,522)
   Net realized gains (losses)......         2,842,323       (2,049,928)            136,590           104,178
   Change in unrealized gains
     (losses) on investments........        33,150,522        23,044,283            329,155            26,725
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations..............        35,313,229        19,043,608            442,868           106,381
                                      ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         2,791,180         2,985,194                 --             6,000
   Net transfers (including fixed
     account).......................       (5,549,253)       (5,087,359)           (67,387)           194,504
   Contract charges.................          (59,044)          (63,560)               (89)             (106)
   Transfers for contract benefits
     and terminations...............      (17,786,276)      (17,033,883)          (217,956)         (291,086)
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions.................      (20,603,393)      (19,199,608)          (285,432)          (90,688)
                                      ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets................        14,709,836         (156,000)            157,436            15,693
NET ASSETS:
   Beginning of year................       124,998,359       125,154,359          1,052,964         1,037,271
                                      ----------------  ----------------   ----------------  ----------------
   End of year......................  $    139,708,195  $    124,998,359   $      1,210,400  $      1,052,964
                                      ================  ================   ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                        MSF BARCLAYS AGGREGATE BOND
                                                   INDEX                    MSF BLACKROCK BOND INCOME
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,128,832  $      2,566,158  $      5,101,503  $      2,632,287
   Net realized gains (losses)....           355,080           946,556         7,173,998         5,461,985
   Change in unrealized gains
     (losses) on investments......       (5,641,109)         (822,155)      (17,284,665)         5,368,211
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,157,197)         2,690,559       (5,009,164)        13,462,483
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,979,916         2,381,531         1,702,649         1,684,578
   Net transfers (including fixed
     account).....................       (4,156,814)       (1,264,013)       (3,772,509)         4,221,930
   Contract charges...............          (55,216)          (70,760)          (62,756)          (77,617)
   Transfers for contract benefits
     and terminations.............       (9,031,615)      (12,450,038)      (34,807,674)      (42,695,199)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (11,263,729)      (11,403,280)      (36,940,290)      (36,866,308)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,420,926)       (8,712,721)      (41,949,454)      (23,403,825)
NET ASSETS:
   Beginning of year..............        95,180,911       103,893,632       227,477,835       250,881,660
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     80,759,985  $     95,180,911  $    185,528,381  $    227,477,835
                                    ================  ================  ================  ================

                                          MSF BLACKROCK CAPITAL
                                              APPRECIATION                   MSF BLACKROCK DIVERSIFIED
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013               2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,130,563)  $    (2,311,466)  $      3,069,593  $      2,534,634
   Net realized gains (losses)....        17,851,710        14,335,793         5,658,892         3,883,777
   Change in unrealized gains
     (losses) on investments......        40,510,171        13,662,533        35,451,352        19,262,933
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        57,231,318        25,686,860        44,179,837        25,681,344
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,625,768         2,998,291         3,914,483         4,358,237
   Net transfers (including fixed
     account).....................       (6,871,007)       (6,945,223)       (3,040,080)       (5,444,581)
   Contract charges...............          (85,175)         (101,035)         (170,950)         (189,007)
   Transfers for contract benefits
     and terminations.............      (30,848,702)      (30,740,805)      (21,259,691)      (24,033,764)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (36,179,116)      (34,788,772)      (20,556,238)      (25,309,115)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        21,052,202       (9,101,912)        23,623,599           372,229
NET ASSETS:
   Beginning of year..............       197,078,248       206,180,160       241,918,758       241,546,529
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    218,130,450  $    197,078,248  $    265,542,357  $    241,918,758
                                    ================  ================  ================  ================


                                       MSF BLACKROCK LARGE CAP VALUE        MSF BLACKROCK MONEY MARKET
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (92,004)  $       (63,522)  $    (5,141,532)  $    (5,757,241)
   Net realized gains (losses)....           729,245         1,917,264                --                --
   Change in unrealized gains
     (losses) on investments......         3,319,124         (115,596)                --                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,956,365         1,738,146       (5,141,532)       (5,757,241)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           188,897           214,911         9,429,447        10,678,386
   Net transfers (including fixed
     account).....................         (514,493)         (166,449)       148,394,164        74,595,895
   Contract charges...............           (3,867)           (4,419)         (151,728)         (158,212)
   Transfers for contract benefits
     and terminations.............       (2,777,332)       (2,394,223)     (184,717,643)     (137,876,250)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,106,795)       (2,350,180)      (27,045,760)      (52,760,181)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           849,570         (612,034)      (32,187,292)      (58,517,422)
NET ASSETS:
   Beginning of year..............        14,563,747        15,175,781       338,263,961       396,781,383
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     15,413,317  $     14,563,747  $    306,076,669  $    338,263,961
                                    ================  ================  ================  ================


                                         MSF DAVIS VENTURE VALUE
                                               SUBACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (599,666)  $    (1,264,955)
   Net realized gains (losses)....         5,347,045         (681,017)
   Change in unrealized gains
     (losses) on investments......        24,307,357        13,217,423
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        29,054,736        11,271,451
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           352,778           474,088
   Net transfers (including fixed
     account).....................       (4,335,123)       (3,768,664)
   Contract charges...............          (23,615)          (28,925)
   Transfers for contract benefits
     and terminations.............      (18,934,585)      (15,507,602)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (22,940,545)      (18,831,103)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         6,114,191       (7,559,652)
NET ASSETS:
   Beginning of year..............       103,067,131       110,626,783
                                    ----------------  ----------------
   End of year....................  $    109,181,322  $    103,067,131
                                    ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                         MSF FRONTIER MID CAP GROWTH              MSF JENNISON GROWTH
                                                 SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2013              2012              2013                2012
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      (258,524)  $    (1,330,400)  $     (3,105,136)  $     (3,119,604)
   Net realized gains (losses).....         6,964,676         2,757,661          8,299,160          7,130,586
   Change in unrealized gains
     (losses) on investments.......        17,227,251         6,784,308         98,217,431       (10,278,788)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        23,933,403         8,211,569        103,411,455        (6,267,806)
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           989,772           742,640          6,162,682          4,383,464
   Net transfers (including fixed
     account)......................         (971,012)       (3,230,355)       (11,980,284)        304,619,233
   Contract charges................          (57,802)          (65,736)          (254,893)          (285,716)
   Transfers for contract benefits
     and terminations..............      (13,468,216)      (12,681,680)       (37,129,065)       (29,157,613)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (13,507,258)      (15,235,131)       (43,201,560)        279,559,368
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        10,426,145       (7,023,562)         60,209,895        273,291,562
NET ASSETS:
   Beginning of year...............        83,365,935        90,389,497        317,110,813         43,819,251
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $     93,792,080  $     83,365,935  $     377,320,708  $     317,110,813
                                     ================  ================  =================  =================


                                     MSF LOOMIS SAYLES SMALL CAP CORE       MSF MET/ARTISAN MID CAP VALUE
                                                SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (15,771)  $       (23,884)  $       (18,280)  $       (17,112)
   Net realized gains (losses).....           208,810            86,663           126,994            85,483
   Change in unrealized gains
     (losses) on investments.......            95,243            97,079           482,351           110,427
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           288,282           159,858           591,065           178,798
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            12,790            18,205                --             1,291
   Net transfers (including fixed
     account)......................         (377,185)         (188,708)           101,443            15,070
   Contract charges................              (59)             (100)             (248)             (311)
   Transfers for contract benefits
     and terminations..............          (60,709)         (179,803)         (273,305)         (461,551)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (425,163)         (350,406)         (172,110)         (445,501)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         (136,881)         (190,548)           418,955         (266,703)
NET ASSETS:
   Beginning of year...............         1,156,434         1,346,982         1,786,794         2,053,497
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $      1,019,553  $      1,156,434  $      2,205,749  $      1,786,794
                                     ================  ================  ================  ================

                                      MSF MET/DIMENSIONAL INTERNATIONAL        MSF METLIFE CONSERVATIVE
                                                SMALL COMPANY                         ALLOCATION
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                            2013              2012              2013              2012
                                     -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         (1,820)  $        (8,019)  $        560,193  $        549,844
   Net realized gains (losses).....             48,545             9,450         1,144,299         1,546,934
   Change in unrealized gains
     (losses) on investments.......            158,676            48,414         (682,628)           758,350
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............            205,401            49,845         1,021,864         2,855,128
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --               500         1,052,993         1,117,280
   Net transfers (including fixed
     account)......................             25,921           695,278         (255,048)         6,503,203
   Contract charges................               (55)              (57)          (11,689)          (11,790)
   Transfers for contract benefits
     and terminations..............           (90,429)          (32,688)       (9,004,290)       (5,177,716)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............           (64,563)           663,033       (8,218,034)         2,430,977
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............            140,838           712,878       (7,196,170)         5,286,105
NET ASSETS:
   Beginning of year...............            828,694           115,816        43,181,333        37,895,228
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $         969,532  $        828,694  $     35,985,163  $     43,181,333
                                     =================  ================  ================  ================

                                          MSF METLIFE CONSERVATIVE TO
                                              MODERATE ALLOCATION
                                                  SUBACCOUNT
                                     ------------------------------------
                                           2013                2012
                                     -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       1,047,908  $       1,376,028
   Net realized gains (losses).....          2,993,480          1,281,990
   Change in unrealized gains
     (losses) on investments.......          3,837,722          5,498,496
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          7,879,110          8,156,514
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,597,612          3,218,129
   Net transfers (including fixed
     account)......................          2,727,109          1,839,905
   Contract charges................           (40,794)           (43,764)
   Transfers for contract benefits
     and terminations..............       (14,035,466)       (11,611,698)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (8,751,539)        (6,597,428)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (872,429)          1,559,086
NET ASSETS:
   Beginning of year...............         86,810,589         85,251,503
                                     -----------------  -----------------
   End of year.....................  $      85,938,160  $      86,810,589
                                     =================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                      MSF METLIFE MID CAP STOCK INDEX     MSF METLIFE MODERATE ALLOCATION
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (18,425)  $       (20,104)  $      2,982,253  $      4,201,416
   Net realized gains (losses)....           570,853           451,624         8,544,551           514,353
   Change in unrealized gains
     (losses) on investments......         2,527,315           785,864        53,809,121        39,922,201
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,079,743         1,217,384        65,335,925        44,637,970
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           663,814           372,495        13,730,586        15,234,193
   Net transfers (including fixed
     account).....................         2,392,735           600,877         7,040,208         1,280,329
   Contract charges...............           (6,112)           (5,189)         (327,265)         (348,742)
   Transfers for contract benefits
     and terminations.............         (950,458)         (817,437)      (42,916,969)      (42,321,658)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         2,099,979           150,746      (22,473,440)      (26,155,878)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         5,179,722         1,368,130        42,862,485        18,482,092
NET ASSETS:
   Beginning of year..............         8,935,310         7,567,180       406,247,240       387,765,148
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,115,032  $      8,935,310  $    449,109,725  $    406,247,240
                                    ================  ================  ================  ================

                                          MSF METLIFE MODERATE TO
                                           AGGRESSIVE ALLOCATION              MSF METLIFE STOCK INDEX
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        890,869  $      2,268,913  $      2,523,715  $    (3,062,797)
   Net realized gains (losses)....         3,680,390       (1,490,907)        84,725,742        24,695,876
   Change in unrealized gains
     (losses) on investments......        70,992,292        42,766,330       174,006,859        76,781,148
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        75,563,551        43,544,336       261,256,316        98,414,227
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        11,850,159        12,846,236        15,677,722        15,913,166
   Net transfers (including fixed
     account).....................       (3,838,214)       (5,676,065)      (84,676,303)       231,186,569
   Contract charges...............         (366,330)         (389,201)         (610,148)         (878,766)
   Transfers for contract benefits
     and terminations.............      (33,057,120)      (26,955,458)     (125,072,521)      (99,740,412)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (25,411,505)      (20,174,488)     (194,681,250)       146,480,557
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............        50,152,046        23,369,848        66,575,066       244,894,784
NET ASSETS:
   Beginning of year..............       341,958,464       318,588,616       955,635,335       710,740,551
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    392,110,510  $    341,958,464  $  1,022,210,401  $    955,635,335
                                    ================  ================  ================  ================


                                          MSF MFS TOTAL RETURN                    MSF MFS VALUE
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2013              2012              2013              2012
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      4,426,301  $      5,957,411  $      (604,364)  $        240,325
   Net realized gains (losses)....         6,803,668       (3,009,153)         5,751,228         1,425,668
   Change in unrealized gains
     (losses) on investments......        62,516,313        42,725,699        27,680,037         7,474,276
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        73,746,282        45,673,957        32,826,901         9,140,269
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,429,459         6,658,837         1,789,033         1,622,670
   Net transfers (including fixed
     account).....................       (4,356,427)       (9,870,945)        74,625,783       (2,418,294)
   Contract charges...............         (187,597)         (219,278)          (41,962)          (22,471)
   Transfers for contract benefits
     and terminations.............      (74,128,616)      (75,950,142)      (20,484,531)       (8,179,126)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (72,243,181)      (79,381,528)        55,888,323       (8,997,221)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         1,503,101      (33,707,571)        88,715,224           143,048
NET ASSETS:
   Beginning of year..............       465,580,415       499,287,986        64,099,072        63,956,024
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    467,083,516  $    465,580,415  $    152,814,296  $     64,099,072
                                    ================  ================  ================  ================


                                           MSF MSCI EAFE INDEX
                                               SUBACCOUNT
                                    ----------------------------------
                                          2013              2012
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,178,351  $      1,126,871
   Net realized gains (losses)....       (1,703,283)       (3,462,250)
   Change in unrealized gains
     (losses) on investments......        12,148,332        11,344,422
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        11,623,400         9,009,043
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,873,040         1,931,856
   Net transfers (including fixed
     account).....................         (253,951)       (1,603,125)
   Contract charges...............          (37,146)          (40,106)
   Transfers for contract benefits
     and terminations.............       (6,050,286)       (6,283,899)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (4,468,343)       (5,995,274)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         7,155,057         3,013,769
NET ASSETS:
   Beginning of year..............        59,212,775        56,199,006
                                    ----------------  ----------------
   End of year....................  $     66,367,832  $     59,212,775
                                    ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                        MSF NEUBERGER BERMAN GENESIS           MSF RUSSELL 2000 INDEX
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2013              2012              2013               2012
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      (755,033)  $        (1,654)  $         400,930  $       (34,770)
   Net realized gains (losses).....         1,170,082               223          2,571,199           160,588
   Change in unrealized gains
     (losses) on investments.......        17,473,581             5,406         31,689,365        13,304,339
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        17,888,630             3,975         34,661,494        13,430,157
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           811,548             2,162          2,523,589         2,507,815
   Net transfers (including fixed
     account)......................        71,498,045            92,938           (65,285)       (2,828,948)
   Contract charges................          (41,881)               (8)           (69,985)          (69,898)
   Transfers for contract benefits
     and terminations..............       (7,375,346)             (468)       (10,291,504)       (9,523,958)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        64,892,366            94,624        (7,903,185)       (9,914,989)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        82,780,996            98,599         26,758,309         3,515,168
NET ASSETS:
   Beginning of year...............           118,604            20,005         96,816,463        93,301,295
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $     82,899,600  $        118,604  $     123,574,772  $     96,816,463
                                     ================  ================  =================  ================

                                         MSF T. ROWE PRICE LARGE CAP          MSF T. ROWE PRICE SMALL CAP
                                                   GROWTH                               GROWTH
                                                 SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2013              2012              2013                2012
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      (714,191)  $      (650,842)  $     (1,345,087)  $     (1,381,100)
   Net realized gains (losses).....         4,791,112         1,778,040         11,439,192         14,551,497
   Change in unrealized gains
     (losses) on investments.......        10,863,922         5,188,407         29,168,456            458,209
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        14,940,843         6,315,605         39,262,561         13,628,606
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           473,025           362,331          2,656,098          3,028,125
   Net transfers (including fixed
     account)......................         7,359,944            81,257        (2,098,804)        (4,024,439)
   Contract charges................          (17,523)          (16,934)           (56,062)           (56,989)
   Transfers for contract benefits
     and terminations..............       (7,681,930)       (6,174,855)       (12,992,773)       (11,895,518)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............           133,516       (5,748,201)       (12,491,541)       (12,948,821)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        15,074,359           567,404         26,771,020            679,785
NET ASSETS:
   Beginning of year...............        38,929,294        38,361,890         98,474,574         97,794,789
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $     54,003,653  $     38,929,294  $     125,245,594  $      98,474,574
                                     ================  ================  =================  =================

                                        MSF WESTERN ASSET MANAGEMENT        MSF WESTERN ASSET MANAGEMENT
                                        STRATEGIC BOND OPPORTUNITIES               U.S. GOVERNMENT
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2013              2012              2013               2012
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      1,658,229  $      1,035,893  $      1,069,047  $       1,035,750
   Net realized gains (losses).....           866,373           791,156           380,252            769,852
   Change in unrealized gains
     (losses) on investments.......       (2,898,428)         3,457,585       (4,019,160)            928,987
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (373,826)         5,284,634       (2,569,861)          2,734,589
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            87,695            81,156         1,555,742          1,902,930
   Net transfers (including fixed
     account)......................       (1,406,369)           452,932       (2,441,865)          7,191,353
   Contract charges................           (7,902)          (10,449)          (63,046)           (76,227)
   Transfers for contract benefits
     and terminations..............       (8,975,402)       (9,773,986)      (21,635,461)       (25,694,277)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (10,301,978)       (9,250,347)      (22,584,630)       (16,676,221)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (10,675,804)       (3,965,713)      (25,154,491)       (13,941,632)
NET ASSETS:
   Beginning of year...............        55,654,805        59,620,518       134,993,660        148,935,292
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $     44,979,001  $     55,654,805  $    109,839,169  $     134,993,660
                                     ================  ================  ================  =================


                                       PIONEER VCT DISCIPLINED VALUE
                                                SUBACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (39,917)  $       (98,048)
   Net realized gains (losses).....           883,818            78,320
   Change in unrealized gains
     (losses) on investments.......         1,669,390           941,617
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         2,513,291           921,889
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            16,839            49,364
   Net transfers (including fixed
     account)......................         (716,527)           220,675
   Contract charges................           (3,405)           (3,861)
   Transfers for contract benefits
     and terminations..............       (1,666,937)       (1,485,303)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (2,370,030)       (1,219,125)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............           143,261         (297,236)
NET ASSETS:
   Beginning of year...............        10,469,380        10,766,616
                                     ----------------  ----------------
   End of year.....................  $     10,612,641  $     10,469,380
                                     ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012



                                        PIONEER VCT EMERGING MARKETS          PIONEER VCT EQUITY INCOME
                                                 SUBACCOUNT                          SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2013               2012              2013              2012
                                     ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      (128,287)  $       (271,207)  $         70,894  $        338,439
   Net realized gains (losses).....         (236,138)            156,040           956,204           236,816
   Change in unrealized gains
     (losses) on investments.......         (250,368)          1,390,536         3,283,953           870,578
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (614,793)          1,275,369         4,311,051         1,445,833
                                     ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           137,027            127,717            66,384           144,844
   Net transfers (including fixed
     account)......................         (480,364)          (240,035)         (622,319)         (539,010)
   Contract charges................           (5,381)            (7,019)           (6,012)           (6,802)
   Transfers for contract benefits
     and terminations..............       (1,817,442)        (1,961,621)       (3,530,271)       (2,351,762)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (2,166,160)        (2,080,958)       (4,092,218)       (2,752,730)
                                     ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (2,780,953)          (805,589)           218,833       (1,306,897)
NET ASSETS:
   Beginning of year...............        14,604,398         15,409,987        17,874,031        19,180,928
                                     ----------------  -----------------  ----------------  ----------------
   End of year.....................  $     11,823,445  $      14,604,398  $     18,092,864  $     17,874,031
                                     ================  =================  ================  ================

                                                 PIONEER VCT                          PIONEER VCT
                                         IBBOTSON GROWTH ALLOCATION          IBBOTSON MODERATE ALLOCATION
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2013               2012              2013              2012
                                     -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $     (1,092,488)  $    (1,145,637)  $        128,884  $        301,977
   Net realized gains (losses).....          1,742,231       (1,018,774)         1,834,911            45,485
   Change in unrealized gains
     (losses) on investments.......         35,899,481        22,165,857        13,021,324         9,914,423
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         36,549,224        20,001,446        14,985,119        10,261,885
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          7,079,447         4,010,911           511,047           558,161
   Net transfers (including fixed
     account)......................        (2,066,395)       (2,675,315)         (869,792)          (15,369)
   Contract charges................          (100,729)         (110,634)          (34,047)          (36,924)
   Transfers for contract benefits
     and terminations..............       (14,632,116)      (12,945,160)      (11,013,201)      (12,478,678)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (9,719,793)      (11,720,198)      (11,405,993)      (11,972,810)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............         26,829,431         8,281,248         3,579,126       (1,710,925)
NET ASSETS:
   Beginning of year...............        226,048,727       217,767,479       114,841,514       116,552,439
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $     252,878,158  $    226,048,727  $    118,420,640  $    114,841,514
                                     =================  ================  ================  ================


                                          PIONEER VCT MID CAP VALUE         PIONEER VCT REAL ESTATE SHARES
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                            2013              2012              2013               2012
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (304,232)  $      (289,510)  $         20,277  $          22,691
   Net realized gains (losses).....            228,082       (1,302,882)           817,255            110,070
   Change in unrealized gains
     (losses) on investments.......          7,893,729         4,374,689         (747,580)          1,648,335
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          7,817,579         2,782,297            89,952          1,781,096
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            139,831           136,865            34,478             99,972
   Net transfers (including fixed
     account)......................          (736,064)         (484,974)            36,854          (642,554)
   Contract charges................           (11,239)          (13,087)           (5,033)            (6,298)
   Transfers for contract benefits
     and terminations..............        (6,313,577)       (6,292,918)       (2,184,452)        (2,054,969)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (6,921,049)       (6,654,114)       (2,118,153)        (2,603,849)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............            896,530       (3,871,817)       (2,028,201)          (822,753)
NET ASSETS:
   Beginning of year...............         28,565,653        32,437,470        12,543,885         13,366,638
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $      29,462,183  $     28,565,653  $     10,515,684  $      12,543,885
                                     =================  ================  ================  =================


                                                UIF GROWTH
                                                SUBACCOUNT
                                     ----------------------------------
                                           2013              2012
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (93,020)  $      (134,198)
   Net realized gains (losses).....         1,178,759           866,677
   Change in unrealized gains
     (losses) on investments.......         1,610,149           153,448
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         2,695,888           885,927
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --            29,398
   Net transfers (including fixed
     account)......................         (546,324)            59,632
   Contract charges................           (1,235)           (1,526)
   Transfers for contract benefits
     and terminations..............       (1,515,306)       (1,223,613)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (2,062,865)       (1,136,109)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............           633,023         (250,182)
NET ASSETS:
   Beginning of year...............         7,099,628         7,349,810
                                     ----------------  ----------------
   End of year.....................  $      7,732,651  $      7,099,628
                                     ================  ================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012


                                                                  UIF U.S. REAL ESTATE             WELLS FARGO VT SMALL CAP VALUE
                                                                       SUBACCOUNT                            SUBACCOUNT
                                                          ------------------------------------  ------------------------------------
                                                                 2013               2012               2013               2012
                                                          -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).............................................  $        (69,569)  $       (120,005)  $        (17,295)  $        (13,053)
   Net realized gains (losses)..........................            318,119           (66,324)             50,657           (17,294)
   Change in unrealized gains
     (losses) on investments............................           (89,405)          2,219,377            328,989            406,775
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.................................            159,145          2,033,048            362,351            376,428
                                                          -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...............................             72,561             60,094             37,412             53,152
   Net transfers (including fixed
     account)...........................................            432,550           (12,581)           (37,659)           (71,383)
   Contract charges.....................................            (5,387)            (7,219)              (275)              (365)
   Transfers for contract benefits
     and terminations...................................        (3,570,283)        (3,912,201)          (666,084)          (496,151)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions....................................        (3,070,559)        (3,871,907)          (666,606)          (514,747)
                                                          -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...................................        (2,911,414)        (1,838,859)          (304,255)          (138,319)
NET ASSETS:
   Beginning of year....................................         13,803,143         15,642,002          3,080,263          3,218,582
                                                          -----------------  -----------------  -----------------  -----------------
   End of year..........................................  $      10,891,729  $      13,803,143  $       2,776,008  $       3,080,263
                                                          =================  =================  =================  =================

(a) For the period April 29, 2013 to December 31, 2013.


 The accompanying notes are an integral part of these financial statements.

  METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
           OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on November 14, 2002 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the State of Connecticut Insurance Department.

In the second quarter of 2013, MetLife, Inc. announced its plans to merge into the Company, as the surviving entity, two United States ("U.S.")-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company, which is expected to be renamed and domiciled in Delaware (the "Mergers"). The companies to be merged into the Company consist of MetLife Investors USA Insurance Company and MetLife Investors Insurance Company, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Equity Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVET")
AllianceBernstein Variable Products Series Fund, Inc.      Legg Mason Partners Variable Income Trust ("LMPVIT")
   ("AllianceBernstein")                                   Met Investors Series Trust ("MIST")*
American Funds Insurance Series ("American Funds")         Metropolitan Series Fund ("MSF")*
Delaware VIP Trust ("Delaware VIP")                        Morgan Stanley Variable Investment Series ("Morgan
DWS Variable Series I ("DWS I")                              Stanley")
DWS Variable Series II ("DWS II")                          Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity Variable Insurance Products ("Fidelity VIP")      The Alger Portfolios ("Alger")
Franklin Templeton Variable Insurance Products Trust       The Dreyfus Socially Responsible Growth Fund, Inc.
   ("FTVIPT")                                              The Universal Institutional Funds, Inc. ("UIF")
Janus Aspen Series ("Janus Aspen")                         Wells Fargo Variable Trust ("Wells Fargo VT")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2013:

Alger Capital Appreciation Subaccount                   American Funds Global Growth Subaccount
AllianceBernstein Global Thematic Growth                American Funds Global Small Capitalization
   Subaccount                                             Subaccount
American Funds Bond Subaccount                          American Funds Growth Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONTINUED)


American Funds Growth-Income Subaccount                     LMPVET Investment Counsel Variable Social
Delaware VIP Small Cap Value Subaccount                       Awareness Subaccount
Dreyfus Socially Responsible Growth Subaccount              LMPVET Variable Lifestyle Allocation 50%
DWS I Capital Growth Subaccount                               Subaccount
DWS II Global Growth VIP Subaccount                         LMPVET Variable Lifestyle Allocation 70%
DWS II Government & Agency Securities Subaccount              Subaccount
DWS II Small Mid Cap Value Subaccount                       LMPVET Variable Lifestyle Allocation 85%
Fidelity VIP Contrafund Subaccount (a)                        Subaccount
Fidelity VIP Dynamic Capital Appreciation                   LMPVIT Western Asset Variable Global High Yield
   Subaccount                                                 Bond Subaccount
Fidelity VIP Equity-Income Subaccount (a)                   LMPVIT Western Asset Variable High Income
Fidelity VIP High Income Subaccount                           Subaccount
Fidelity VIP Mid Cap Subaccount                             MIST American Funds Balanced Allocation
FTVIPT Franklin Income Securities Subaccount                  Subaccount
FTVIPT Franklin Rising Dividends Securities                 MIST American Funds Growth Allocation Subaccount
   Subaccount                                               MIST American Funds Moderate Allocation
FTVIPT Franklin Small-Mid Cap Growth Securities               Subaccount
   Subaccount                                               MIST BlackRock High Yield Subaccount (a)
FTVIPT Mutual Shares Securities Subaccount                  MIST BlackRock Large Cap Core Subaccount
FTVIPT Templeton Developing Markets Securities              MIST Clarion Global Real Estate Subaccount (a)
   Subaccount                                               MIST ClearBridge Aggressive Growth Subaccount
FTVIPT Templeton Foreign Securities Subaccount              MIST ClearBridge Aggressive Growth II Subaccount  (a)
Invesco V.I. American Franchise Subaccount (a)              MIST Harris Oakmark International Subaccount
Invesco V.I. Comstock Subaccount                            MIST Invesco Comstock Subaccount (a)
Invesco V.I. Diversified Dividend Subaccount                MIST Invesco Mid Cap Value Subaccount (a)
Invesco V.I. Equity and Income Subaccount                   MIST Invesco Small Cap Growth Subaccount (a)
Invesco V.I. Government Securities Subaccount (a)           MIST JPMorgan Small Cap Value Subaccount
Invesco V.I. Growth and Income Subaccount (a)               MIST Loomis Sayles Global Markets Subaccount
Invesco V.I. S&P 500 Index Subaccount                       MIST Lord Abbett Bond Debenture Subaccount
Invesco V.I. Utilities Subaccount                           MIST Met/Eaton Vance Floating Rate Subaccount
Janus Aspen Enterprise Subaccount                           MIST MetLife Aggressive Strategy Subaccount
Janus Aspen Global Research Subaccount                      MIST MetLife Balanced Strategy Subaccount
Janus Aspen Overseas Subaccount                             MIST MetLife Growth Strategy Subaccount
LMPVET ClearBridge Variable Aggressive Growth               MIST MetLife Moderate Strategy Subaccount
   Subaccount (a)                                           MIST MFS Emerging Markets Equity Subaccount (a)
LMPVET ClearBridge Variable All Cap Value                   MIST MFS Research International Subaccount
   Subaccount                                               MIST Morgan Stanley Mid Cap Growth Subaccount (a)
LMPVET ClearBridge Variable Appreciation                    MIST Oppenheimer Global Equity Subaccount (a)
   Subaccount                                               MIST PIMCO Inflation Protected Bond Subaccount (a)
LMPVET ClearBridge Variable Equity Income                   MIST PIMCO Total Return Subaccount
   Subaccount (a)                                           MIST Pioneer Fund Subaccount (a)
LMPVET ClearBridge Variable Large Cap Growth                MIST Pioneer Strategic Income Subaccount (a)
   Subaccount                                               MIST Pyramis Managed Portfolio Subaccount (b)
LMPVET ClearBridge Variable Large Cap Value                 MIST SSgA Growth and Income ETF Subaccount
   Subaccount                                               MIST SSgA Growth ETF Subaccount
LMPVET ClearBridge Variable Mid Cap Core                    MIST T. Rowe Price Large Cap Value Subaccount
   Subaccount                                               MIST T. Rowe Price Mid Cap Growth Subaccount
LMPVET ClearBridge Variable Small Cap Growth                MIST Third Avenue Small Cap Value Subaccount (a)
   Subaccount                                               Morgan Stanley Multi Cap Growth Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)

MSF Barclays Aggregate Bond Index Subaccount           MSF MFS Value Subaccount (a)
MSF BlackRock Bond Income Subaccount (a)               MSF MSCI EAFE Index Subaccount
MSF BlackRock Capital Appreciation Subaccount (a)      MSF Neuberger Berman Genesis Subaccount (a)
MSF BlackRock Diversified Subaccount (a)               MSF Russell 2000 Index Subaccount
MSF BlackRock Large Cap Value Subaccount               MSF T. Rowe Price Large Cap Growth Subaccount (a)
MSF BlackRock Money Market Subaccount (a)              MSF T. Rowe Price Small Cap Growth Subaccount
MSF Davis Venture Value Subaccount (a)                 MSF Western Asset Management Strategic Bond
MSF Frontier Mid Cap Growth Subaccount (a)               Opportunities Subaccount (a)
MSF Jennison Growth Subaccount (a)                     MSF Western Asset Management U.S. Government
MSF Loomis Sayles Small Cap Core Subaccount              Subaccount
MSF Met/Artisan Mid Cap Value Subaccount               Pioneer VCT Disciplined Value Subaccount
MSF Met/Dimensional International Small Company        Pioneer VCT Emerging Markets Subaccount
   Subaccount                                          Pioneer VCT Equity Income Subaccount
MSF MetLife Conservative Allocation Subaccount         Pioneer VCT Ibbotson Growth Allocation Subaccount
MSF MetLife Conservative to Moderate Allocation        Pioneer VCT Ibbotson Moderate Allocation
   Subaccount                                            Subaccount
MSF MetLife Mid Cap Stock Index Subaccount (a)         Pioneer VCT Mid Cap Value Subaccount
MSF MetLife Moderate Allocation Subaccount             Pioneer VCT Real Estate Shares Subaccount
MSF MetLife Moderate to Aggressive Allocation          UIF Growth Subaccount
   Subaccount                                          UIF U.S. Real Estate Subaccount
MSF MetLife Stock Index Subaccount (a)                 Wells Fargo VT Small Cap Value Subaccount
MSF MFS Total Return Subaccount (a)

(a) This Subaccount invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.
(b) This Subaccount began operations during the year ended December 31, 2013.

B. The following Subaccount had no net assets as of December 31, 2013:

MIST MetLife Multi-Index Targeted Risk Subaccount


3.  PORTFOLIO CHANGES

The following Subaccounts ceased operations during the year ended December 31, 2013:

MIST Met/Franklin Mutual Shares Subaccount           MIST Turner Mid Cap Growth Subaccount
MIST MLA Mid Cap Subaccount                          MSF FI Value Leaders Subaccount
MIST RCM Technology Subaccount                       MSF Oppenheimer Global Equity Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2013:

NAME CHANGES:

Former Name                                             New Name

DWS Dreman Small Mid Cap Value VIP                      DWS Small Mid Cap Value VIP
DWS Global Thematic VIP                                 DWS Global Growth VIP
Invesco Van Kampen V.I. American Franchise Fund         Invesco V.I. American Franchise Fund
Invesco Van Kampen V.I. Comstock Fund                   Invesco V.I. Comstock Fund
Invesco Van Kampen V.I. Equity and Income Fund          Invesco V.I. Equity and Income Fund
Invesco Van Kampen V.I. Growth and Income Fund          Invesco V.I. Growth and Income Fund
Janus Aspen Worldwide Portfolio                         Janus Aspen Global Research Portfolio
Legg Mason ClearBridge Variable Aggressive Growth       ClearBridge Variable Aggressive Growth Portfolio
   Portfolio

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3. PORTFOLIO CHANGES -- (CONCLUDED)

NAME CHANGES: (CONCLUDED)

Former Name                                               New Name

Legg Mason ClearBridge Variable Appreciation              ClearBridge Variable Appreciation Portfolio
   Portfolio
Legg Mason ClearBridge Variable Equity Income             ClearBridge Variable Equity Income Portfolio
   Builder Portfolio
Legg Mason ClearBridge Variable Fundamental All           ClearBridge Variable All Cap Value Portfolio
   Cap Value Portfolio
Legg Mason ClearBridge Variable Large Cap Growth          ClearBridge Variable Large Cap Growth Portfolio
   Portfolio
Legg Mason ClearBridge Variable Large Cap Value           ClearBridge Variable Large Cap Value Portfolio
   Portfolio
Legg Mason ClearBridge Variable Mid Cap Core              ClearBridge Variable Mid Cap Core Portfolio
   Portfolio
Legg Mason ClearBridge Variable Small Cap Growth          ClearBridge Variable Small Cap Growth Portfolio
   Portfolio
Legg Mason Western Asset Variable Global High Yield       Western Asset Variable Global High Yield Bond
   Bond Portfolio                                           Portfolio
Legg Mason Western Asset Variable High Income             Western Asset Variable High Income Portfolio
   Portfolio
(MIST) Dreman Small Cap Value Portfolio                   (MIST) JPMorgan Small Cap Value Portfolio
(MIST) Janus Forty Portfolio                              (MIST) ClearBridge Aggressive Growth Portfolio II
(MIST) Legg Mason ClearBridge Aggressive Growth           (MIST) ClearBridge Aggressive Growth Portfolio
   Portfolio
(MIST) Lord Abbett Mid Cap Value Portfolio                (MIST) Invesco Mid Cap Value Portfolio
(MIST) Met/Templeton Growth Portfolio (a)                 (MIST) Oppenheimer Global Equity Portfolio (a)
(MIST) Van Kampen Comstock Portfolio                      (MIST) Invesco Comstock Portfolio
(MSF) Barclays Capital Aggregate Bond Index               (MSF) Barclays Aggregate Bond Index Portfolio
   Portfolio
(MSF) BlackRock Aggressive Growth Portfolio               (MSF) Frontier Mid Cap Growth Portfolio
(MSF) BlackRock Legacy Large Cap Growth Portfolio         (MSF) BlackRock Capital Appreciation Portfolio
Pioneer Fundamental Value VCT Portfolio                   Pioneer Disciplined Value VCT Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Met/Franklin Mutual Shares Portfolio             (MSF) MFS Value Portfolio
(MIST) MLA Mid Cap Portfolio                            (MSF) Neuberger Berman Genesis Portfolio
(MIST) RCM Technology Portfolio                         (MSF) T. Rowe Price Large Cap Growth Portfolio
(MIST) Turner Mid Cap Growth Portfolio                  (MSF) Frontier Mid Cap Growth Portfolio
(MSF) FI Value Leaders Portfolio                        (MSF) MFS Value Portfolio
(MSF) Oppenheimer Global Equity Portfolio (a)           (MIST) Met/Templeton Growth Portfolio (a)

(a) At the close of business on April 26, 2013, the (MSF) Oppenheimer Global Equity Portfolio merged with and into the (MIST) Met/Templeton Growth Portfolio. Concurrently, Oppenheimer Funds, Inc. became the subadviser of the (MIST) Met/Templeton Growth Portfolio, the portfolio's investment objective and principal investment strategies changed, and the portfolio's name was changed to (MIST) Oppenheimer Global Equity Portfolio. Pursuant to these changes, (MSF) Oppenheimer Global Equity Portfolio was deemed to be the accounting and performance survivor of the merger for financial reporting purposes, and therefore, the results of MIST Oppenheimer Global Equity Subaccount presented in the financial statements reflect the historical esults of MSF Oppenheimer Global Equity Subaccount prior to the merger, and the combined results thereafter.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.
Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

     Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

     Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

     Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2013:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                    0.30% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                                0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                 0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                         0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                                0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                       0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                          0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                          1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

MetLife Advisers, LLC, which acts in the capacity of investment adviser to the portfolios of the MIST and MSF Trusts, is an affiliate of the Company.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                          FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2013             DECEMBER 31, 2013
                                                                   -------------------------------  -------------------------------
                                                                                                       COST OF          PROCEEDS
                                                                      SHARES           COST ($)     PURCHASES ($)    FROM SALES ($)
                                                                   -------------    --------------  -------------    --------------
     Alger Capital Appreciation Subaccount.......................         47,023         2,304,362        514,766         1,096,619
     AllianceBernstein Global Thematic Growth Subaccount.........         44,662           692,968         36,563           192,988
     American Funds Bond Subaccount..............................        727,287         7,793,632      1,364,476         3,817,105
     American Funds Global Growth Subaccount.....................      5,032,560        96,812,500      6,297,731        34,385,838
     American Funds Global Small Capitalization Subaccount.......        141,182         2,543,319        365,401           924,693
     American Funds Growth Subaccount............................      4,170,828       220,810,910     10,142,224        74,697,768
     American Funds Growth-Income Subaccount.....................      5,535,929       193,901,083     10,498,169        67,217,063
     Delaware VIP Small Cap Value Subaccount.....................        366,800        10,185,662      1,271,114         1,889,490
     Dreyfus Socially Responsible Growth Subaccount..............         16,233           420,258          7,858            61,267
     DWS I Capital Growth Subaccount.............................        376,544         6,716,650        290,718         3,074,524
     DWS II Global Growth VIP Subaccount.........................        236,901         2,681,226        102,830           734,827
     DWS II Government & Agency Securities Subaccount............        298,190         3,712,425        581,653         1,854,129
     DWS II Small Mid Cap Value Subaccount.......................        474,188         6,756,638        613,567         2,695,720
     Fidelity VIP Contrafund Subaccount..........................      7,543,276       195,990,747     11,789,856        43,137,818
     Fidelity VIP Dynamic Capital Appreciation Subaccount........        195,631         1,656,346        343,541           568,105
     Fidelity VIP Equity-Income Subaccount.......................     11,217,865       234,326,237     23,479,873        24,839,558
     Fidelity VIP High Income Subaccount.........................      4,201,676        25,850,669      2,471,300         4,348,272
     Fidelity VIP Mid Cap Subaccount.............................      8,770,260       254,928,142     44,682,769        44,682,870
     FTVIPT Franklin Income Securities Subaccount................      2,294,939        33,347,068      6,251,328        10,494,974
     FTVIPT Franklin Rising Dividends Securities Subaccount......        873,238        16,762,901      5,054,706         6,395,309
     FTVIPT Franklin Small-Mid Cap Growth Securities
        Subaccount...............................................      1,353,766        26,579,756      4,554,825         8,806,190
     FTVIPT Mutual Shares Securities Subaccount..................      1,168,499        19,632,470        696,076         7,918,620
     FTVIPT Templeton Developing Markets Securities Subaccount...      2,277,981        23,773,505      2,813,622         5,263,239
     FTVIPT Templeton Foreign Securities Subaccount..............      5,583,450        77,686,762      6,167,427        22,588,939
     Invesco V.I. American Franchise Subaccount..................        239,328         7,107,722        720,989         2,995,799
     Invesco V.I. Comstock Subaccount............................        466,568         5,923,798        185,345         2,127,472
     Invesco V.I. Diversified Dividend Subaccount................         72,360         1,020,633        139,493           411,370
     Invesco V.I. Equity and Income Subaccount...................      4,189,595        54,552,150      2,345,567        22,148,301
     Invesco V.I. Government Securities Subaccount...............      1,078,001        12,627,133      1,542,133         5,047,325
     Invesco V.I. Growth and Income Subaccount...................      3,330,236        57,135,711      2,278,364        22,038,787
     Invesco V.I. S&P 500 Index Subaccount.......................        167,394         1,852,422        259,627           964,058
     Invesco V.I. Utilities Subaccount...........................        112,726         1,888,309        577,964           715,615
     Janus Aspen Enterprise Subaccount...........................        251,035         8,151,177      1,072,496         4,211,509
     Janus Aspen Global Research Subaccount......................         29,983           837,314         69,327            82,557
     Janus Aspen Overseas Subaccount.............................      1,296,609        54,441,232      3,541,670        10,441,314
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....     16,632,542       236,832,401     32,704,418        92,772,283
     LMPVET ClearBridge Variable All Cap Value Subaccount........     13,769,609       279,204,519     31,213,057        75,616,382
     LMPVET ClearBridge Variable Appreciation Subaccount.........      9,756,060       226,959,533     17,054,304        72,337,140
     LMPVET ClearBridge Variable Equity Income Subaccount........      8,745,513       106,207,532      7,332,828        32,565,974
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      4,890,236        74,249,789     12,777,127        24,451,533
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      7,514,649       116,686,897     12,836,186        30,513,757
     LMPVET ClearBridge Variable Mid Cap Core Subaccount.........      2,292,222        30,010,373      3,817,541         9,948,454
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....      3,079,975        47,045,386     11,030,735        13,862,741
     LMPVET Investment Counsel Variable Social Awareness
        Subaccount...............................................      1,428,181        33,647,145      1,050,136         5,854,269
     LMPVET Variable Lifestyle Allocation 50% Subaccount.........      4,778,447        55,254,900      2,572,766        14,125,820
     LMPVET Variable Lifestyle Allocation 70% Subaccount.........      2,935,242        33,211,538        841,069         7,762,539
     LMPVET Variable Lifestyle Allocation 85% Subaccount.........      1,611,820        20,932,504        563,470         4,776,100
     LMPVIT Western Asset Variable Global High Yield Bond
        Subaccount...............................................      1,165,645         9,512,798      1,574,737         3,145,513
     LMPVIT Western Asset Variable High Income Subaccount........     15,617,437       102,848,695     10,019,724        24,145,082
     MIST American Funds Balanced Allocation Subaccount..........        338,997         3,320,910      1,469,491           323,889

(a)  For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                          FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2013             DECEMBER 31, 2013
                                                                   ------------------------------   -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES           COST ($)      PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------   --------------   --------------
     MIST American Funds Growth Allocation Subaccount............        303,519        2,857,299       1,307,170           254,375
     MIST American Funds Moderate Allocation Subaccount..........        245,381        2,430,711       1,001,024           449,202
     MIST BlackRock High Yield Subaccount........................     13,951,499      114,793,932      27,085,801        35,877,759
     MIST BlackRock Large Cap Core Subaccount....................      3,921,119       40,280,203       3,656,632         9,396,568
     MIST Clarion Global Real Estate Subaccount..................      6,205,638       78,350,059      11,124,973        15,590,234
     MIST ClearBridge Aggressive Growth Subaccount...............        452,730        4,290,707       2,681,235         1,520,061
     MIST ClearBridge Aggressive Growth II Subaccount............      5,786,790      425,967,942       8,413,750        67,934,196
     MIST Harris Oakmark International Subaccount................      4,359,677       64,922,826      14,319,201        20,000,615
     MIST Invesco Comstock Subaccount............................     10,961,591       75,317,398       4,972,429        41,557,815
     MIST Invesco Mid Cap Value Subaccount.......................      2,733,622       50,316,968       3,276,092        14,459,461
     MIST Invesco Small Cap Growth Subaccount....................        743,299       10,617,595       4,101,530         4,167,720
     MIST JPMorgan Small Cap Value Subaccount....................        698,360        9,542,358       2,248,367         3,835,233
     MIST Loomis Sayles Global Markets Subaccount................     10,789,544      119,592,490       5,409,758        21,150,016
     MIST Lord Abbett Bond Debenture Subaccount..................      3,368,457       40,762,239       6,451,889        13,279,060
     MIST Met/Eaton Vance Floating Rate Subaccount...............        477,850        5,020,050       3,806,699         1,184,900
     MIST MetLife Aggressive Strategy Subaccount.................      4,987,834       52,032,343       3,549,012         6,510,818
     MIST MetLife Balanced Strategy Subaccount...................      1,774,021       14,466,615       1,615,358         3,825,084
     MIST MetLife Growth Strategy Subaccount.....................      1,332,327       10,258,252         535,886         5,248,333
     MIST MetLife Moderate Strategy Subaccount...................      1,090,028        9,787,431         880,431         2,723,342
     MIST MFS Emerging Markets Equity Subaccount.................      5,650,870       57,422,863       5,327,663        15,536,274
     MIST MFS Research International Subaccount..................      7,799,595       87,923,249       4,434,521        19,934,346
     MIST Morgan Stanley Mid Cap Growth Subaccount...............        883,720        9,248,367       1,258,453         3,320,073
     MIST Oppenheimer Global Equity Subaccount...................     19,123,891      301,918,098      53,074,023        54,323,935
     MIST PIMCO Inflation Protected Bond Subaccount..............      7,725,644       84,921,988      13,745,441        36,592,781
     MIST PIMCO Total Return Subaccount..........................     25,344,801      285,504,070      36,656,756        90,315,451
     MIST Pioneer Fund Subaccount................................      3,342,199       42,941,626       3,864,697        13,219,442
     MIST Pioneer Strategic Income Subaccount....................     15,803,924      158,892,254      25,032,348        55,237,766
     MIST Pyramis Managed Portfolio Subaccount (a)...............            129            1,373           1,373                --
     MIST SSgA Growth and Income ETF Subaccount..................      9,944,280      104,018,352       7,475,340        11,712,554
     MIST SSgA Growth ETF Subaccount.............................     12,652,470      131,828,266       9,999,891        12,648,034
     MIST T. Rowe Price Large Cap Value Subaccount...............      4,059,622      104,321,805       8,373,350        28,936,747
     MIST T. Rowe Price Mid Cap Growth Subaccount................        223,766        1,966,501         560,878         1,436,210
     MIST Third Avenue Small Cap Value Subaccount................      6,685,265      108,784,565       3,173,360        24,456,376
     Morgan Stanley Multi Cap Growth Subaccount..................         20,187          625,151          22,678           315,259
     MSF Barclays Aggregate Bond Index Subaccount................      7,388,752       80,249,555       4,550,642        13,686,465
     MSF BlackRock Bond Income Subaccount........................      1,737,895      181,747,340      23,431,605        50,097,548
     MSF BlackRock Capital Appreciation Subaccount...............      5,765,268      106,563,304       4,698,266        42,007,979
     MSF BlackRock Diversified Subaccount........................     12,897,730      193,106,658       9,558,145        27,044,796
     MSF BlackRock Large Cap Value Subaccount....................      1,291,980       14,363,673       1,571,451         3,913,322
     MSF BlackRock Money Market Subaccount.......................      3,060,767      306,076,682     193,785,830       225,973,139
     MSF Davis Venture Value Subaccount..........................      2,553,325       84,460,599       4,933,798        26,631,541
     MSF Frontier Mid Cap Growth Subaccount......................      2,571,222       63,083,432       8,045,585        19,637,762
     MSF Jennison Growth Subaccount..............................     23,882,338      287,331,581       6,509,180        49,318,233
     MSF Loomis Sayles Small Cap Core Subaccount.................          3,252          811,308         539,263           906,016
     MSF Met/Artisan Mid Cap Value Subaccount....................          8,435        1,385,343         247,282           437,671
     MSF Met/Dimensional International Small Company
       Subaccount................................................         57,883          775,687         154,763           196,180
     MSF MetLife Conservative Allocation Subaccount..............      3,006,280       33,667,696       8,912,605        16,372,911
     MSF MetLife Conservative to Moderate Allocation Subaccount..      6,667,041       74,633,785      12,912,511        19,695,454
     MSF MetLife Mid Cap Stock Index Subaccount..................        765,091       10,733,206       3,847,206         1,454,044
     MSF MetLife Moderate Allocation Subaccount..................     32,805,678      376,175,884      30,256,676        46,325,839
     MSF MetLife Moderate to Aggressive Allocation Subaccount....     27,305,746      322,636,600      10,914,024        35,434,662
     MSF MetLife Stock Index Subaccount..........................     24,057,596      751,018,160      43,657,985       220,381,320
     MSF MFS Total Return Subaccount.............................      2,891,784      403,592,410      23,174,416        90,991,296

(a)  For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2013               DECEMBER 31, 2013
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     MSF MFS Value Subaccount...................................      8,613,891      120,646,064        84,791,942        27,247,972
     MSF MSCI EAFE Index Subaccount.............................      4,798,795       75,399,741         3,470,986         6,761,479
     MSF Neuberger Berman Genesis Subaccount....................      4,585,355       65,420,291        75,183,633        11,046,288
     MSF Russell 2000 Index Subaccount..........................      6,231,689       85,248,581         4,955,225        12,457,858
     MSF T. Rowe Price Large Cap Growth Subaccount..............      2,219,784       35,331,649        23,935,547        24,516,222
     MSF T. Rowe Price Small Cap Growth Subaccount..............      5,500,465       78,015,513        11,010,627        18,649,159
     MSF Western Asset Management Strategic Bond Opportunities
       Subaccount...............................................      3,361,244       42,536,714         4,607,424        13,251,176
     MSF Western Asset Management U.S. Government Subaccount....      9,145,643      109,288,748         7,378,278        28,893,864
     Pioneer VCT Disciplined Value Subaccount...................        742,662        8,353,323           843,859         2,811,201
     Pioneer VCT Emerging Markets Subaccount....................        478,101       12,555,503           584,933         2,879,382
     Pioneer VCT Equity Income Subaccount.......................        665,179       13,574,425         1,067,135         5,088,458
     Pioneer VCT Ibbotson Growth Allocation Subaccount..........     19,347,985      217,409,426        14,283,698        25,095,981
     Pioneer VCT Ibbotson Moderate Allocation Subaccount........      9,428,395      101,372,856         8,663,476        19,940,587
     Pioneer VCT Mid Cap Value Subaccount.......................      1,292,768       25,260,281         1,323,706         8,548,988
     Pioneer VCT Real Estate Shares Subaccount..................        559,643       10,567,183         1,281,700         2,803,254
     UIF Growth Subaccount......................................        249,199        3,933,592           468,231         2,351,405
     UIF U.S. Real Estate Subaccount............................        691,978       10,550,996         1,043,095         4,183,223
     Wells Fargo VT Small Cap Value Subaccount..................        259,198        2,412,916            94,771           778,675

(a)  For the period April 29, 2013 to December 31, 2013.

This page is intentionally left blank.

     METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             OF METLIFE INSURANCE COMPANY OF CONNECTICUT
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                                                          ALLIANCEBERNSTEIN GLOBAL
                                       ALGER CAPITAL APPRECIATION              THEMATIC GROWTH
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  -------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............        1,645,523        2,234,246        1,104,786       1,221,384
Units issued and transferred
   from other funding options......           77,409          294,395           52,155         129,193
Units redeemed and transferred to
   other funding options...........        (447,453)        (883,118)        (217,100)       (245,791)
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................        1,275,479        1,645,523          939,841       1,104,786
                                     ===============  ===============  ===============  ==============



                                           AMERICAN FUNDS BOND          AMERICAN FUNDS GLOBAL GROWTH
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     --------------  ---------------  ---------------  ---------------

Units beginning of year............       6,125,338        6,649,857       74,340,049       92,495,761
Units issued and transferred
   from other funding options......         938,294        2,069,548        3,210,111        3,643,151
Units redeemed and transferred to
   other funding options...........     (2,459,658)      (2,594,067)     (15,834,550)     (21,798,863)
                                     --------------  ---------------  ---------------  ---------------
Units end of year..................       4,603,974        6,125,338       61,715,610       74,340,049
                                     ==============  ===============  ===============  ===============


                                              AMERICAN FUNDS
                                        GLOBAL SMALL CAPITALIZATION         AMERICAN FUNDS GROWTH
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        1,174,553        1,623,025      187,729,621      226,708,667
Units issued and transferred
   from other funding options......          123,443          271,167        7,280,620        7,165,670
Units redeemed and transferred to
   other funding options...........        (287,811)        (719,639)     (40,163,591)     (46,144,716)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        1,010,185        1,174,553      154,846,650      187,729,621
                                     ===============  ===============  ===============  ===============

                                             AMERICAN FUNDS
                                              GROWTH-INCOME             DELAWARE VIP SMALL CAP VALUE
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     --------------  ---------------  ---------------  ---------------

Units beginning of year............     174,788,776      212,465,063        5,246,939        5,815,368
Units issued and transferred
   from other funding options......       6,753,748        5,747,361          336,199          439,078
Units redeemed and transferred to
   other funding options...........    (38,779,390)     (43,423,648)        (752,852)      (1,007,507)
                                     --------------  ---------------  ---------------  ---------------
Units end of year..................     142,763,134      174,788,776        4,830,286        5,246,939
                                     ==============  ===============  ===============  ===============


                                       DREYFUS SOCIALLY RESPONSIBLE
                                                  GROWTH                    DWS I CAPITAL GROWTH
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............          429,359          536,060        7,339,612        8,491,921
Units issued and transferred
   from other funding options......              922            8,246          165,822          297,934
Units redeemed and transferred to
   other funding options...........         (32,167)        (114,947)      (1,800,886)      (1,450,243)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................          398,114          429,359        5,704,548        7,339,612
                                     ===============  ===============  ===============  ===============


                                                                         DWS II GOVERNMENT & AGENCY
                                        DWS II GLOBAL GROWTH VIP                 SECURITIES
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     --------------  ---------------  ---------------  ---------------

Units beginning of year............       1,766,415        2,219,665        4,017,203        5,140,392
Units issued and transferred
   from other funding options......          69,833           81,579          297,927          695,703
Units redeemed and transferred to
   other funding options...........       (423,661)        (534,829)      (1,484,437)      (1,818,892)
                                     --------------  ---------------  ---------------  ---------------
Units end of year..................       1,412,587        1,766,415        2,830,693        4,017,203
                                     ==============  ===============  ===============  ===============

                                          DWS II SMALL MID CAP
                                                  VALUE                     FIDELITY VIP CONTRAFUND
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2013             2012              2013             2012
                                     ---------------  ---------------  ---------------  ----------------

Units beginning of year............        3,970,007        4,665,637      123,668,052       141,726,054
Units issued and transferred
   from other funding options......          268,405          181,846        9,668,225         9,011,322
Units redeemed and transferred to
   other funding options...........      (1,135,139)        (877,476)     (24,655,803)      (27,069,324)
                                     ---------------  ---------------  ---------------  ----------------
Units end of year..................        3,103,273        3,970,007      108,680,474       123,668,052
                                     ===============  ===============  ===============  ================


                                      FIDELITY VIP DYNAMIC CAPITAL
                                              APPRECIATION                FIDELITY VIP EQUITY-INCOME
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2013              2012             2013             2012
                                     ---------------  ---------------  ---------------  ----------------

Units beginning of year............        1,416,012        1,629,814       69,667,292        78,077,952
Units issued and transferred
   from other funding options......           85,248          429,851        3,232,795         3,481,471
Units redeemed and transferred to
   other funding options...........        (303,594)        (643,653)      (9,212,417)      (11,892,131)
                                     ---------------  ---------------  ---------------  ----------------
Units end of year..................        1,197,666        1,416,012       63,687,670        69,667,292
                                     ===============  ===============  ===============  ================



                                        FIDELITY VIP HIGH INCOME             FIDELITY VIP MID CAP
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2013              2012             2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        8,865,709        9,899,875      114,724,500      131,855,567
Units issued and transferred
   from other funding options......          621,891          806,737        7,517,402        9,553,588
Units redeemed and transferred to
   other funding options...........      (1,615,010)      (1,840,903)     (20,402,748)     (26,684,655)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        7,872,590        8,865,709      101,839,154      114,724,500
                                     ===============  ===============  ===============  ===============

                                          FTVIPT FRANKLIN INCOME            FTVIPT FRANKLIN RISING
                                                SECURITIES                   DIVIDENDS SECURITIES
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       20,017,657       22,928,793       12,855,504       15,551,161
Units issued and transferred
   from other funding options......        1,812,464        2,097,819        2,639,025          808,561
Units redeemed and transferred to
   other funding options...........      (4,796,409)      (5,008,955)      (3,460,225)      (3,504,218)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       17,033,712       20,017,657       12,034,304       12,855,504
                                     ===============  ===============  ===============  ===============


                                      FTVIPT FRANKLIN SMALL-MID CAP         FTVIPT MUTUAL SHARES
                                            GROWTH SECURITIES                    SECURITIES
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       21,757,192       25,729,063       18,783,084       26,399,650
Units issued and transferred
   from other funding options......        1,642,422        1,458,236          323,847          716,000
Units redeemed and transferred to
   other funding options...........      (5,054,828)      (5,430,107)      (4,912,215)      (8,332,566)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       18,344,786       21,757,192       14,194,716       18,783,084
                                     ===============  ===============  ===============  ===============


                                        FTVIPT TEMPLETON DEVELOPING        FTVIPT TEMPLETON FOREIGN
                                            MARKETS SECURITIES                    SECURITIES
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       12,276,465       13,337,044       59,299,810       69,167,489
Units issued and transferred
   from other funding options......        2,117,595        1,999,457        3,666,572        4,543,293
Units redeemed and transferred to
   other funding options...........      (3,377,292)      (3,060,036)     (13,363,907)     (14,410,972)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       11,016,768       12,276,465       49,602,475       59,299,810
                                     ===============  ===============  ===============  ===============

(a) For the period April 29, 2013 to December 31, 2013.

     METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             OF METLIFE INSURANCE COMPANY OF CONNECTICUT
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:



                                       INVESCO V.I. AMERICAN FRANCHISE         INVESCO V.I. COMSTOCK
                                                 SUBACCOUNT                         SUBACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ----------------

Units beginning of year............         8,990,506        10,789,832         7,161,636         8,566,782
Units issued and transferred
   from other funding options......         1,122,373           198,500         2,518,290            91,543
Units redeemed and transferred to
   other funding options...........       (2,595,021)       (1,997,826)       (3,861,489)       (1,496,689)
                                     ----------------  ----------------  ----------------  ----------------
Units end of year..................         7,517,858         8,990,506         5,818,437         7,161,636
                                     ================  ================  ================  ================



                                     INVESCO V.I. DIVERSIFIED DIVIDEND    INVESCO V.I. EQUITY AND INCOME
                                                SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ----------------

Units beginning of year............         1,166,210         1,477,262        49,170,292        70,089,823
Units issued and transferred
   from other funding options......            86,574            51,025         2,087,711         3,135,678
Units redeemed and transferred to
   other funding options...........         (269,585)         (362,077)      (12,739,775)      (24,055,209)
                                     ----------------  ----------------  ----------------  ----------------
Units end of year..................           983,199         1,166,210        38,518,228        49,170,292
                                     ================  ================  ================  ================


                                               INVESCO V.I.                        INVESCO V.I.
                                           GOVERNMENT SECURITIES                 GROWTH AND INCOME
                                                SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2013              2012              2013              2012
                                     ----------------  ----------------  ----------------  ----------------

Units beginning of year............        13,042,147        16,254,323        56,626,334        72,432,015
Units issued and transferred
   from other funding options......         2,882,935           481,791         3,657,725         1,176,705
Units redeemed and transferred to
   other funding options...........       (5,648,489)       (3,693,967)      (14,908,458)      (16,982,386)
                                     ----------------  ----------------  ----------------  ----------------
Units end of year..................        10,276,593        13,042,147        45,375,601        56,626,334
                                     ================  ================  ================  ================


                                        INVESCO V.I. S&P 500 INDEX           INVESCO V.I. UTILITIES
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2013             2012             2013              2012
                                     ---------------  ----------------  ---------------  ---------------

Units beginning of year............        2,132,423         2,706,272        1,026,009        1,250,696
Units issued and transferred
   from other funding options......          139,707           145,749          242,996          225,407
Units redeemed and transferred to
   other funding options...........        (620,809)         (719,598)        (350,359)        (450,094)
                                     ---------------  ----------------  ---------------  ---------------
Units end of year..................        1,651,321         2,132,423          918,646        1,026,009
                                     ===============  ================  ===============  ===============



                                         JANUS ASPEN ENTERPRISE           JANUS ASPEN GLOBAL RESEARCH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2013              2012             2013             2012
                                     ---------------  ---------------  ----------------  ---------------

Units beginning of year............       13,439,690       15,657,254           821,059          865,137
Units issued and transferred
   from other funding options......        1,088,380          954,097            54,216           74,255
Units redeemed and transferred to
   other funding options...........      (3,931,504)      (3,171,661)          (76,978)        (118,333)
                                     ---------------  ---------------  ----------------  ---------------
Units end of year..................       10,596,566       13,439,690           798,297          821,059
                                     ===============  ===============  ================  ===============


                                                                               LMPVET CLEARBRIDGE
                                           JANUS ASPEN OVERSEAS            VARIABLE AGGRESSIVE GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2013             2012              2013             2012
                                     ---------------  ----------------  ---------------  ----------------

Units beginning of year............       32,661,250        35,812,624      276,489,134       346,829,648
Units issued and transferred
   from other funding options......        3,328,080         4,561,615       11,783,512         8,747,447
Units redeemed and transferred to
   other funding options...........      (7,907,935)       (7,712,989)     (58,148,588)      (79,087,961)
                                     ---------------  ----------------  ---------------  ----------------
Units end of year..................       28,081,395        32,661,250      230,124,058       276,489,134
                                     ===============  ================  ===============  ================

                                           LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                         VARIABLE ALL CAP VALUE            VARIABLE APPRECIATION
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............     230,712,859      289,032,086     209,159,554      264,460,402
Units issued and transferred
   from other funding options......       6,690,767        6,994,196       5,178,258        5,612,014
Units redeemed and transferred to
   other funding options...........    (47,590,383)     (65,313,423)    (42,822,984)     (60,912,862)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................     189,813,243      230,712,859     171,514,828      209,159,554
                                     ==============  ===============  ==============  ===============


                                           LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE
                                         VARIABLE EQUITY INCOME          VARIABLE LARGE CAP GROWTH      VARIABLE LARGE CAP VALUE
                                               SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2013            2012             2013            2012            2013            2012
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      94,929,719      116,486,691      72,914,920      87,976,409      91,023,321     106,825,703
Units issued and transferred
   from other funding options......       4,899,425        5,876,306       1,784,706       2,171,915       4,227,034       2,687,838
Units redeemed and transferred to
   other funding options...........    (21,439,380)     (27,433,278)    (15,172,477)    (17,233,404)    (18,470,136)    (18,490,220)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      78,389,764       94,929,719      59,527,149      72,914,920      76,780,219      91,023,321
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                          LMPVET CLEARBRIDGE
                                         VARIABLE MID CAP CORE
                                              SUBACCOUNT
                                     ------------------------------
                                          2013            2012
                                     --------------  --------------

Units beginning of year............      22,961,433      29,141,332
Units issued and transferred
   from other funding options......         816,819       1,210,340
Units redeemed and transferred to
   other funding options...........     (5,017,077)     (7,390,239)
                                     --------------  --------------
Units end of year..................      18,761,175      22,961,433
                                     ==============  ==============

                                           LMPVET CLEARBRIDGE            LMPVET INVESTMENT COUNSEL
                                        VARIABLE SMALL CAP GROWTH        VARIABLE SOCIAL AWARENESS
                                               SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------  --------------------------------
                                          2013            2012             2013             2012
                                     --------------  --------------  ---------------  ---------------

Units beginning of year............      31,622,684      38,530,720       19,935,151       23,310,011
Units issued and transferred
   from other funding options......       4,452,537       2,658,977          719,434          674,595
Units redeemed and transferred to
   other funding options...........     (7,289,925)     (9,567,013)      (3,004,487)      (4,049,455)
                                     --------------  --------------  ---------------  ---------------
Units end of year..................      28,785,296      31,622,684       17,650,098       19,935,151
                                     ==============  ==============  ===============  ===============


                                         LMPVET VARIABLE LIFESTYLE        LMPVET VARIABLE LIFESTYLE
                                              ALLOCATION 50%                   ALLOCATION 70%
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       44,938,353       54,802,370       29,657,743       35,895,323
Units issued and transferred
   from other funding options......        1,573,982        1,804,909          320,844          571,889
Units redeemed and transferred to
   other funding options...........      (8,640,204)     (11,668,926)      (4,916,413)      (6,809,469)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       37,872,131       44,938,353       25,062,174       29,657,743
                                     ===============  ===============  ===============  ===============


                                        LMPVET VARIABLE LIFESTYLE          LMPVIT WESTERN ASSET
                                             ALLOCATION 85%           VARIABLE GLOBAL HIGH YIELD BOND
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012            2013             2012
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............       19,365,531      24,183,514       5,919,632        7,281,992
Units issued and transferred
   from other funding options......          219,527         202,722       2,111,082          478,177
Units redeemed and transferred to
   other funding options...........      (3,164,802)     (5,020,705)     (3,048,606)      (1,840,537)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................       16,420,256      19,365,531       4,982,108        5,919,632
                                     ===============  ==============  ==============  ===============

(a) For the period April 29, 2013 to December 31, 2013.

     METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             OF METLIFE INSURANCE COMPANY OF CONNECTICUT
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                          LMPVIT WESTERN ASSET               MIST AMERICAN FUNDS
                                          VARIABLE HIGH INCOME               BALANCED ALLOCATION
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............       54,128,179      66,903,303        2,190,157        1,843,499
Units issued and transferred
   from other funding options......        3,527,842       2,458,833        1,177,527          648,933
Units redeemed and transferred to
   other funding options...........     (12,905,119)    (15,233,957)        (386,907)        (302,275)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       44,750,902      54,128,179        2,980,777        2,190,157
                                     ===============  ==============  ===============  ===============


                                           MIST AMERICAN FUNDS              MIST AMERICAN FUNDS
                                            GROWTH ALLOCATION               MODERATE ALLOCATION
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............       1,922,890        1,580,396        1,804,687       1,316,789
Units issued and transferred
   from other funding options......       1,060,112          769,280          745,667         617,554
Units redeemed and transferred to
   other funding options...........       (253,816)        (426,786)        (406,587)       (129,656)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................       2,729,186        1,922,890        2,143,767       1,804,687
                                     ==============  ===============  ===============  ==============


                                                                               MIST BLACKROCK
                                        MIST BLACKROCK HIGH YIELD              LARGE CAP CORE
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............       53,791,302       62,492,572      38,383,679       46,368,859
Units issued and transferred
   from other funding options......        7,830,630        8,932,018       2,403,524        2,117,953
Units redeemed and transferred to
   other funding options...........     (16,109,738)     (17,633,288)     (6,991,917)     (10,103,133)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................       45,512,194       53,791,302      33,795,286       38,383,679
                                     ===============  ===============  ==============  ===============

                                                                               MIST CLEARBRIDGE
                                     MIST CLARION GLOBAL REAL ESTATE           AGGRESSIVE GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012              2013             2012
                                     --------------  ---------------   ---------------  ---------------

Units beginning of year............      68,080,621       77,408,843         4,186,645        4,640,959
Units issued and transferred
   from other funding options......       9,239,675        5,892,283         3,222,365          824,757
Units redeemed and transferred to
   other funding options...........    (16,727,497)     (15,220,505)       (1,734,981)      (1,279,071)
                                     --------------  ---------------   ---------------  ---------------
Units end of year..................      60,592,799       68,080,621         5,674,029        4,186,645
                                     ==============  ===============   ===============  ===============


                                            MIST CLEARBRIDGE                 MIST HARRIS OAKMARK
                                          AGGRESSIVE GROWTH II                  INTERNATIONAL
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ------------------------------
                                          2013             2012             2013            2012
                                     ---------------  ---------------  --------------  --------------

Units beginning of year............       99,435,525      112,073,709      42,865,772      49,035,319
Units issued and transferred
   from other funding options......        4,533,289        5,932,404       8,229,037       4,764,889
Units redeemed and transferred to
   other funding options...........     (16,839,380)     (18,570,588)    (11,954,859)    (10,934,436)
                                     ---------------  ---------------  --------------  --------------
Units end of year..................       87,129,434       99,435,525      39,139,950      42,865,772
                                     ===============  ===============  ==============  ==============



                                           MIST INVESCO COMSTOCK         MIST INVESCO MID CAP VALUE
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............      105,506,703      137,929,311       49,340,187       48,643,274
Units issued and transferred
   from other funding options......        5,305,754        3,198,466        3,828,388       10,937,641
Units redeemed and transferred to
   other funding options...........     (26,440,389)     (35,621,074)     (11,522,600)     (10,240,728)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       84,372,068      105,506,703       41,645,975       49,340,187
                                     ===============  ===============  ===============  ===============


                                      MIST INVESCO SMALL CAP GROWTH     MIST JPMORGAN SMALL CAP VALUE
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013            2012
                                     ---------------  ---------------  --------------  --------------

Units beginning of year............        6,837,358        8,619,870       8,174,785       9,341,233
Units issued and transferred
   from other funding options......        1,846,637          995,839       1,588,705       1,222,523
Units redeemed and transferred to
   other funding options...........      (2,080,986)      (2,778,351)     (2,488,051)     (2,388,971)
                                     ---------------  ---------------  --------------  --------------
Units end of year..................        6,603,009        6,837,358       7,275,439       8,174,785
                                     ===============  ===============  ==============  ==============


                                         MIST LOOMIS SAYLES GLOBAL          MIST LORD ABBETT BOND
                                                  MARKETS                         DEBENTURE
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............       26,809,216       30,124,440      26,255,396       32,502,638
Units issued and transferred
   from other funding options......        1,225,852        1,394,518       2,175,692        2,867,812
Units redeemed and transferred to
   other funding options...........      (4,124,916)      (4,709,742)     (6,736,546)      (9,115,054)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................       23,910,152       26,809,216      21,694,542       26,255,396
                                     ===============  ===============  ==============  ===============


                                          MIST MET/EATON VANCE             MIST METLIFE AGGRESSIVE
                                              FLOATING RATE                       STRATEGY
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  --------------  ---------------

Units beginning of year............        2,309,179        1,214,850      51,476,410       54,062,263
Units issued and transferred
   from other funding options......        3,482,590        1,528,125       4,144,074        4,383,614
Units redeemed and transferred to
   other funding options...........      (1,175,264)        (433,796)     (6,474,716)      (6,969,467)
                                     ---------------  ---------------  --------------  ---------------
Units end of year..................        4,616,505        2,309,179      49,145,768       51,476,410
                                     ===============  ===============  ==============  ===============

                                          MIST METLIFE BALANCED             MIST METLIFE GROWTH
                                                STRATEGY                         STRATEGY
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      17,469,564       19,472,712      15,063,300       16,695,645
Units issued and transferred
   from other funding options......         909,872          153,829         161,675          258,473
Units redeemed and transferred to
   other funding options...........     (2,505,589)      (2,156,977)     (3,334,843)      (1,890,818)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      15,873,847       17,469,564      11,890,132       15,063,300
                                     ==============  ===============  ==============  ===============


                                          MIST METLIFE MODERATE          MIST MFS EMERGING MARKETS
                                                STRATEGY                          EQUITY
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      11,059,027       12,096,560      27,471,452       32,814,639
Units issued and transferred
   from other funding options......         390,083          516,695       2,960,921        1,910,708
Units redeemed and transferred to
   other funding options...........     (1,801,934)      (1,554,228)     (6,813,696)      (7,253,895)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       9,647,176       11,059,027      23,618,677       27,471,452
                                     ==============  ===============  ==============  ===============


                                           MIST MFS RESEARCH              MIST MORGAN STANLEY
                                             INTERNATIONAL                  MID CAP GROWTH
                                              SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------  ------------------------------
                                          2013            2012            2013            2012
                                     --------------  --------------  --------------  --------------

Units beginning of year............      64,389,120      77,589,499       8,161,498       9,246,133
Units issued and transferred
   from other funding options......       2,416,524       4,053,451       1,943,974       1,095,461
Units redeemed and transferred to
   other funding options...........    (12,808,946)    (17,253,830)     (3,295,517)     (2,180,096)
                                     --------------  --------------  --------------  --------------
Units end of year..................      53,996,698      64,389,120       6,809,955       8,161,498
                                     ==============  ==============  ==============  ==============

(a) For the period April 29, 2013 to December 31, 2013.

     METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             OF METLIFE INSURANCE COMPANY OF CONNECTICUT
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:



                                                                             MIST PIMCO INFLATION
                                      MIST OPPENHEIMER GLOBAL EQUITY            PROTECTED BOND
                                                SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  -------------------------------
                                           2013             2012             2013             2012
                                      --------------  ---------------   --------------  ---------------

Units beginning of year............      280,274,259      319,487,588       76,954,212       81,257,553
Units issued and transferred
   from other funding options......      325,108,008       13,204,233        7,213,962       16,446,646
Units redeemed and transferred to
   other funding options...........    (321,014,803)     (52,417,562)     (27,740,019)     (20,749,987)
                                      --------------  ---------------   --------------  ---------------
Units end of year..................      284,367,464      280,274,259       56,428,155       76,954,212
                                      ==============  ===============   ==============  ===============




                                         MIST PIMCO TOTAL RETURN            MIST PIONEER FUND          MIST PIONEER STRATEGIC INCOME
                                               SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2013            2012            2013             2012            2013            2012
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............     230,205,457     260,102,976      37,349,570       43,521,716     117,013,589     134,759,531
Units issued and transferred
   from other funding options......      20,458,371      28,318,767       1,466,353        1,524,750      12,700,737      14,779,317
Units redeemed and transferred to
   other funding options...........    (63,501,098)    (58,216,286)     (7,348,674)      (7,696,896)    (33,875,782)    (32,525,259)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................     187,162,730     230,205,457      31,467,249       37,349,570      95,838,544     117,013,589
                                     ==============  ==============  ==============  ===============  ==============  ==============


                                      MIST PYRAMIS
                                         MANAGED
                                        PORTFOLIO
                                       SUBACCOUNT
                                     ---------------
                                        2013 (a)
                                     ---------------

Units beginning of year............               --
Units issued and transferred
   from other funding options......              127
Units redeemed and transferred to
   other funding options...........               --
                                     ---------------
Units end of year..................              127
                                     ===============

                                                MIST SSGA
                                          GROWTH AND INCOME ETF            MIST SSGA GROWTH ETF
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013             2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      96,610,845      102,294,878     123,165,362      133,087,707
Units issued and transferred
   from other funding options......       4,070,902        4,834,219       5,395,879        7,009,857
Units redeemed and transferred to
   other funding options...........    (10,602,663)     (10,518,252)    (12,794,947)     (16,932,202)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      90,079,084       96,610,845     115,766,294      123,165,362
                                     ==============  ===============  ==============  ===============


                                           MIST T. ROWE PRICE               MIST T. ROWE PRICE
                                             LARGE CAP VALUE                  MID CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............     109,882,316      128,584,761       2,028,845        2,874,302
Units issued and transferred
   from other funding options......       7,395,922        5,206,738         211,458          431,944
Units redeemed and transferred to
   other funding options...........    (23,599,471)     (23,909,183)       (799,029)      (1,277,401)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      93,678,767      109,882,316       1,441,274        2,028,845
                                     ==============  ===============  ==============  ===============


                                            MIST THIRD AVENUE            MORGAN STANLEY MULTI CAP
                                             SMALL CAP VALUE                      GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      87,597,110      102,729,374         634,940          683,491
Units issued and transferred
   from other funding options......       3,305,350        4,198,888           2,479          134,143
Units redeemed and transferred to
   other funding options...........    (16,802,649)     (19,331,152)       (137,986)        (182,694)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      74,099,811       87,597,110         499,433          634,940
                                     ==============  ===============  ==============  ===============

                                         MSF BARCLAYS AGGREGATE
                                               BOND INDEX                MSF BLACKROCK BOND INCOME
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  ------------------------------
                                          2013             2012            2013            2012
                                     --------------  ---------------  --------------  --------------

Units beginning of year............      40,275,965       45,268,185     159,459,776     185,391,674
Units issued and transferred
   from other funding options......       1,718,500        2,911,941      12,910,377      14,170,027
Units redeemed and transferred to
   other funding options...........     (6,612,487)      (7,904,161)    (39,089,647)    (40,101,925)
                                     --------------  ---------------  --------------  --------------
Units end of year..................      35,381,978       40,275,965     133,280,506     159,459,776
                                     ==============  ===============  ==============  ==============


                                              MSF BLACKROCK
                                          CAPITAL APPRECIATION           MSF BLACKROCK DIVERSIFIED
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............      165,758,971     197,272,481       95,084,218     105,534,840
Units issued and transferred
   from other funding options......        4,290,694       5,571,987        3,992,837       3,480,698
Units redeemed and transferred to
   other funding options...........     (32,977,499)    (37,085,497)     (11,517,347)    (13,931,320)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................      137,072,166     165,758,971       87,559,708      95,084,218
                                     ===============  ==============  ===============  ==============



                                      MSF BLACKROCK LARGE CAP VALUE     MSF BLACKROCK MONEY MARKET
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............       11,585,791      13,528,382      305,952,973     355,598,094
Units issued and transferred
   from other funding options......          490,412         730,110      211,984,355     149,151,409
Units redeemed and transferred to
   other funding options...........      (2,629,226)     (2,672,701)    (245,453,183)   (198,796,530)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................        9,446,977      11,585,791      272,484,145     305,952,973
                                     ===============  ==============  ===============  ==============

                                                                                MSF FRONTIER
                                         MSF DAVIS VENTURE VALUE               MID CAP GROWTH
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013            2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............       81,093,170      96,387,852       80,896,694       95,805,405
Units issued and transferred
   from other funding options......        1,564,692       2,319,534        4,726,792        3,785,668
Units redeemed and transferred to
   other funding options...........     (17,110,638)    (17,614,216)     (16,590,048)     (18,694,379)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       65,547,224      81,093,170       69,033,438       80,896,694
                                     ===============  ==============  ===============  ===============


                                                                             MSF LOOMIS SAYLES
                                           MSF JENNISON GROWTH                SMALL CAP CORE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2013             2012            2013             2012
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............     347,786,347       60,489,570          324,926         421,875
Units issued and transferred
   from other funding options......      10,716,167      331,078,417          107,554          89,010
Units redeemed and transferred to
   other funding options...........    (52,125,332)     (43,781,640)        (227,155)       (185,959)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................     306,377,182      347,786,347          205,325         324,926
                                     ==============  ===============  ===============  ==============


                                         MSF MET/ARTISAN MID CAP            MSF MET/DIMENSIONAL
                                                  VALUE                 INTERNATIONAL SMALL COMPANY
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2013            2012            2013             2012
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............          727,228         918,844         512,674           82,833
Units issued and transferred
   from other funding options......           86,080          49,909          72,120          475,285
Units redeemed and transferred to
   other funding options...........        (141,291)       (241,525)       (105,502)         (45,444)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................          672,017         727,228         479,292          512,674
                                     ===============  ==============  ==============  ===============

(a) For the period April 29, 2013 to December 31, 2013.

     METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             OF METLIFE INSURANCE COMPANY OF CONNECTICUT
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                         MSF METLIFE CONSERVATIVE         MSF METLIFE CONSERVATIVE TO
                                                ALLOCATION                    MODERATE ALLOCATION
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       33,750,786       31,816,365       69,601,690       75,138,747
Units issued and transferred
   from other funding options......        6,851,570        8,906,925        9,683,457       10,825,726
Units redeemed and transferred to
   other funding options...........     (13,302,055)      (6,972,504)     (16,267,964)     (16,362,783)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       27,300,301       33,750,786       63,017,183       69,601,690
                                     ===============  ===============  ===============  ===============


                                                MSF METLIFE                      MSF METLIFE
                                            MID CAP STOCK INDEX              MODERATE ALLOCATION
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        6,983,172        6,867,767      342,679,345      365,836,158
Units issued and transferred
   from other funding options......        3,035,554        1,987,923       28,928,743       27,008,932
Units redeemed and transferred to
   other funding options...........      (1,660,829)      (1,872,518)     (46,397,264)     (50,165,745)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        8,357,897        6,983,172      325,210,824      342,679,345
                                     ===============  ===============  ===============  ===============


                                         MSF METLIFE MODERATE TO
                                          AGGRESSIVE ALLOCATION            MSF METLIFE STOCK INDEX
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013              2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............      301,438,988      320,193,265      746,876,608      660,304,058
Units issued and transferred
   from other funding options......       16,252,801       19,562,785       31,410,625      206,111,279
Units redeemed and transferred to
   other funding options...........     (36,432,025)     (38,317,062)    (159,207,628)    (119,538,729)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................      281,259,764      301,438,988      619,079,605      746,876,608
                                     ===============  ===============  ===============  ===============


                                          MSF MFS TOTAL RETURN                MSF MFS VALUE                MSF MSCI EAFE INDEX
                                               SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------  ------------------------------  -------------------------------
                                          2013            2012            2013            2012             2013            2012
                                     --------------  --------------  --------------  --------------  ---------------  --------------

Units beginning of year............     252,752,393     300,786,307      42,193,599      48,193,344       31,591,933      35,199,957
Units issued and transferred
   from other funding options......      12,924,295      10,295,635      50,072,122       4,138,969        1,817,759       1,670,192
Units redeemed and transferred to
   other funding options...........    (50,918,259)    (58,329,549)    (16,067,615)    (10,138,714)      (4,169,420)     (5,278,216)
                                     --------------  --------------  --------------  --------------  ---------------  --------------
Units end of year..................     214,758,429     252,752,393      76,198,106      42,193,599       29,240,272      31,591,933
                                     ==============  ==============  ==============  ==============  ===============  ==============


                                              MSF NEUBERGER
                                             BERMAN GENESIS              MSF RUSSELL 2000 INDEX
                                               SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------
                                          2013            2012             2013            2012
                                     --------------  ---------------  --------------  --------------

Units beginning of year............          70,294           12,539      33,654,928      37,289,119
Units issued and transferred
   from other funding options......      42,252,252           60,985       2,482,361       2,048,180
Units redeemed and transferred to
   other funding options...........     (6,330,914)          (3,230)     (4,868,690)     (5,682,371)
                                     --------------  ---------------  --------------  --------------
Units end of year..................      35,991,632           70,294      31,268,599      33,654,928
                                     ==============  ===============  ==============  ==============


                                       MSF T. ROWE PRICE LARGE CAP
                                                 GROWTH
                                               SUBACCOUNT
                                     -------------------------------
                                          2013             2012
                                     --------------  ---------------

Units beginning of year............      32,201,056       37,121,993
Units issued and transferred
   from other funding options......      26,670,660        3,626,587
Units redeemed and transferred to
   other funding options...........    (26,460,307)      (8,547,524)
                                     --------------  ---------------
Units end of year..................      32,411,409       32,201,056
                                     ==============  ===============

                                        MSF T. ROWE PRICE SMALL CAP     MSF WESTERN ASSET MANAGEMENT
                                                  GROWTH                STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012             2013            2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       62,635,996       71,061,468       33,573,093       39,676,652
Units issued and transferred
   from other funding options......        5,290,209        8,165,803        2,883,297        1,705,643
Units redeemed and transferred to
   other funding options...........     (11,934,919)     (16,591,275)      (8,807,313)      (7,809,202)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       55,991,286       62,635,996       27,649,077       33,573,093
                                     ===============  ===============  ===============  ===============


                                      MSF WESTERN ASSET MANAGEMENT
                                             U.S. GOVERNMENT            PIONEER VCT DISCIPLINED VALUE
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2013             2012             2013             2012
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............       89,352,294     101,794,264        9,719,668       10,856,888
Units issued and transferred
   from other funding options......        7,639,118      14,563,215          243,514          725,572
Units redeemed and transferred to
   other funding options...........     (23,300,847)    (27,005,185)      (2,153,482)      (1,862,792)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       73,690,565      89,352,294        7,809,700        9,719,668
                                     ===============  ==============  ===============  ===============



                                      PIONEER VCT EMERGING MARKETS        PIONEER VCT EQUITY INCOME
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  -------------------------------
                                           2013            2012             2013             2012
                                     ---------------  ---------------  ---------------  --------------

Units beginning of year............        5,609,487        6,504,758       11,046,306      12,775,811
Units issued and transferred
   from other funding options......          358,275          622,758          537,866         638,358
Units redeemed and transferred to
   other funding options...........      (1,240,213)      (1,518,029)      (2,729,799)     (2,367,863)
                                     ---------------  ---------------  ---------------  --------------
Units end of year..................        4,727,549        5,609,487        8,854,373      11,046,306
                                     ===============  ===============  ===============  ==============

                                           PIONEER VCT IBBOTSON             PIONEER VCT IBBOTSON
                                             GROWTH ALLOCATION               MODERATE ALLOCATION
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............      196,235,811      206,818,842       97,323,359      107,898,072
Units issued and transferred
   from other funding options......       11,167,558        7,455,420        8,150,713        4,727,843
Units redeemed and transferred to
   other funding options...........     (19,070,596)     (18,038,451)     (17,046,347)     (15,302,556)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................      188,332,773      196,235,811       88,427,725       97,323,359
                                     ===============  ===============  ===============  ===============



                                        PIONEER VCT MID CAP VALUE       PIONEER VCT REAL ESTATE SHARES
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2013             2012             2013              2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............       17,566,894       21,724,375        5,535,016        6,712,774
Units issued and transferred
   from other funding options......          921,681        1,014,781          320,529          430,599
Units redeemed and transferred to
   other funding options...........      (4,539,721)      (5,172,262)      (1,176,153)      (1,608,357)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................       13,948,854       17,566,894        4,679,392        5,535,016
                                     ===============  ===============  ===============  ===============



                                                UIF GROWTH                  UIF U.S. REAL ESTATE
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2013             2012            2013             2012
                                     ---------------  ---------------  ---------------  ---------------

Units beginning of year............        5,479,096        6,391,312        9,063,057       11,698,765
Units issued and transferred
   from other funding options......        1,170,260          309,375        1,076,638          997,265
Units redeemed and transferred to
   other funding options...........      (2,751,714)      (1,221,591)      (3,012,369)      (3,632,973)
                                     ---------------  ---------------  ---------------  ---------------
Units end of year..................        3,897,642        5,479,096        7,127,326        9,063,057
                                     ===============  ===============  ===============  ===============

(a) For the period April 29, 2013 to December 31, 2013.

     METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
             OF METLIFE INSURANCE COMPANY OF CONNECTICUT
           NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012:


                                        WELLS FARGO VT SMALL CAP VALUE
                                                  SUBACCOUNT
                                        --------------------------------
                                             2013             2012
                                        ---------------  ---------------

Units beginning of year...............        1,781,119        2,074,209
Units issued and transferred
   from other funding options.........           50,891           76,493
Units redeemed and transferred to
   other funding options..............        (402,220)        (369,583)
                                        ---------------  ---------------
Units end of year.....................        1,429,790        1,781,119
                                        ===============  ===============

(a) For the period April 29, 2013 to December 31, 2013.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund, for the respective stated periods in the five years ended December 31, 2013:

                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  Alger Capital Appreciation     2013     1,275,479      2.17 - 2.78       3,363,995
     Subaccount                  2012     1,645,523      1.66 - 2.09       3,300,965
                                 2011     2,234,246      1.44 - 1.80       3,906,644
                                 2010     2,108,411      1.49 - 1.84       3,755,704
                                 2009     2,568,654      1.34 - 1.65       4,100,549

  AllianceBernstein Global       2013       939,841      0.94 - 0.97         901,277
     Thematic Growth Subaccount  2012     1,104,786      0.78 - 0.80         878,354
                                 2011     1,221,384      0.70 - 0.72         873,875
                                 2010     1,545,364      0.94 - 0.96       1,471,499
                                 2009     1,859,710      0.80 - 0.82       1,520,169

  American Funds Bond            2013     4,603,974      1.59 - 1.73       7,716,511
     Subaccount                  2012     6,125,338      1.66 - 1.80      10,642,898
                                 2011     6,649,857      1.61 - 1.73      11,151,382
                                 2010     6,629,074      1.54 - 1.65      10,629,167
                                 2009     5,354,874      1.48 - 1.57       8,185,030

  American Funds Global          2013    61,715,610      1.88 - 2.93     150,574,183
     Growth Subaccount           2012    74,340,049      1.48 - 2.31     143,143,628
                                 2011    92,495,761      1.23 - 1.92     148,056,485
                                 2010   115,240,903      1.38 - 2.14     206,239,786
                                 2009   130,525,259      1.26 - 1.95     212,149,219

  American Funds Global Small    2013     1,010,185      3.38 - 3.65       3,564,842
     Capitalization Subaccount   2012     1,174,553      2.68 - 2.89       3,283,267
                                 2011     1,623,025      2.32 - 2.48       3,907,280
                                 2010     2,635,611      2.92 - 3.11       7,972,844
                                 2009     1,997,395      2.43 - 2.58       5,011,389

  American Funds Growth          2013   154,846,650      1.55 - 2.51     325,074,327
     Subaccount                  2012   187,729,621      1.22 - 1.96     309,138,975
                                 2011   226,708,667      1.06 - 1.69     323,137,038
                                 2010   282,002,413      1.14 - 1.80     428,158,662
                                 2009   323,767,342      0.99 - 1.54     421,186,273

  American Funds                 2013   142,763,134      1.49 - 2.21     279,010,804
     Growth-Income Subaccount    2012   174,788,776      1.14 - 1.68     261,008,029
                                 2011   212,465,063      1.00 - 1.46     275,594,046
                                 2010   266,085,972      1.04 - 1.51     358,904,564
                                 2009   305,682,875      0.95 - 1.38     376,941,251



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  Alger Capital Appreciation     2013      0.10         1.55 - 2.65         31.27 - 32.72
     Subaccount                  2012      0.46         1.55 - 2.65         14.79 - 16.07
                                 2011        --         1.55 - 2.65       (3.24) - (2.17)
                                 2010      0.23         1.55 - 2.65         10.70 - 11.89
                                 2009        --         1.55 - 2.65         46.68 - 48.33

  AllianceBernstein Global       2013      0.02         1.65 - 1.90         20.61 - 20.92
     Thematic Growth Subaccount  2012        --         1.65 - 1.90         11.10 - 11.38
                                 2011      0.36         1.65 - 1.90     (24.89) - (24.66)
                                 2010      1.97         1.65 - 1.90         16.42 - 16.57
                                 2009        --         1.65 - 1.90         50.28 - 50.64

  American Funds Bond            2013      1.60         1.40 - 1.90       (4.00) - (3.52)
     Subaccount                  2012      2.46         1.40 - 1.90           3.38 - 3.90
                                 2011      3.15         1.40 - 1.90           4.08 - 4.60
                                 2010      3.26         1.40 - 1.90           4.47 - 4.96
                                 2009      4.01         1.40 - 1.90         10.47 - 11.08

  American Funds Global          2013      1.20         0.30 - 2.60         25.86 - 28.79
     Growth Subaccount           2012      0.84         0.30 - 2.60         19.40 - 22.19
                                 2011      1.21         0.30 - 2.70      (11.30) - (9.16)
                                 2010      1.45         0.30 - 2.70          8.71 - 11.44
                                 2009      1.43         0.30 - 2.70         38.52 - 41.88

  American Funds Global Small    2013      0.86         1.40 - 1.90         25.87 - 26.50
     Capitalization Subaccount   2012      1.34         1.40 - 1.90         15.94 - 16.53
                                 2011      1.46         1.40 - 1.90     (20.66) - (20.26)
                                 2010      1.81         1.40 - 1.90         20.08 - 20.69
                                 2009      0.46         1.40 - 1.90         58.31 - 59.01

  American Funds Growth          2013      0.90         0.30 - 2.70         26.64 - 29.71
     Subaccount                  2012      0.76         0.30 - 2.70         14.74 - 17.54
                                 2011      0.58         0.30 - 2.70       (6.83) - (4.57)
                                 2010      0.70         0.30 - 2.70         15.51 - 18.38
                                 2009      0.66         0.30 - 2.70         35.68 - 38.90

  American Funds                 2013      1.29         0.30 - 2.75         29.88 - 33.10
     Growth-Income Subaccount    2012      1.53         0.30 - 2.75         14.28 - 17.13
                                 2011      1.43         0.30 - 2.75       (4.48) - (2.15)
                                 2010      1.43         0.30 - 2.75          8.45 - 11.08
                                 2009      1.60         0.30 - 2.75         27.57 - 30.86



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    ----------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                        UNITS        HIGHEST ($)      ASSETS ($)
                                    ------------  ----------------  --------------
  Delaware VIP Small Cap      2013     4,830,286       2.51 - 4.57      15,302,896
     Value Subaccount         2012     5,246,939       1.89 - 3.44      12,614,903
                              2011     5,815,368       1.66 - 3.04      12,653,755
                              2010    10,497,320       1.69 - 3.10      24,258,561
                              2009    11,809,419       1.28 - 2.36      21,004,334

  Dreyfus Socially            2013       398,114       1.50 - 1.87         710,335
     Responsible Growth       2012       429,359       1.15 - 1.41         581,605
     Subaccount               2011       536,060       1.05 - 1.29         663,326
                              2010       480,877       1.08 - 1.30         602,610
                              2009       574,094       0.96 - 1.15         639,903

  DWS I Capital Growth        2013     5,704,548       1.53 - 1.97      10,652,439
     Subaccount               2012     7,339,612       1.17 - 1.49      10,389,318
                              2011     8,491,921       1.04 - 1.31      10,582,962
                              2010     7,420,886       1.12 - 1.40       9,928,161
                              2009     8,917,378       0.99 - 1.22      10,469,508

  DWS II Global Growth VIP    2013     1,412,587       1.37 - 2.02       2,639,079
     Subaccount               2012     1,766,415       1.16 - 1.69       2,776,163
                              2011     2,219,665       1.00 - 1.45       3,026,970
                              2010     2,895,029       1.21 - 1.72       4,734,517
                              2009     3,417,264       1.09 - 1.55       5,030,435

  DWS II Government & Agency  2013     2,830,693       1.12 - 1.26       3,417,259
     Securities Subaccount    2012     4,017,203       1.19 - 1.32       5,114,710
                              2011     5,140,392       1.19 - 1.31       6,487,438
                              2010     4,693,342       1.14 - 1.24       5,647,349
                              2009     5,472,346       1.10 - 1.18       6,311,542

  DWS II Small Mid Cap Value  2013     3,103,273       1.69 - 2.83       8,094,382
     Subaccount               2012     3,970,007       1.28 - 2.14       7,824,888
                              2011     4,665,637       1.16 - 1.91       8,261,005
                              2010     5,549,304       1.27 - 2.08      10,696,706
                              2009     6,769,158       1.06 - 1.72      10,898,028

  Fidelity VIP Contrafund     2013   108,680,474       1.60 - 2.59     255,326,876
     Subaccount               2012   123,668,052       1.25 - 2.01     224,167,053
                              2011   141,726,054       1.09 - 1.77     223,715,085
                              2010   160,809,148       1.15 - 1.85     264,096,436
                              2009   181,273,642       1.00 - 1.61     257,127,712

  Fidelity VIP Dynamic        2013     1,197,666       1.51 - 2.59       2,445,391
     Capital Appreciation     2012     1,416,012       1.11 - 1.88       2,129,562
     Subaccount               2011     1,629,814       0.92 - 1.54       2,068,621
                              2010     1,800,348       0.96 - 1.59       2,381,228
                              2009     2,259,227       0.82 - 1.35       2,578,968

  Fidelity VIP Equity-Income  2013    63,687,670       1.56 - 4.32     261,131,881
     Subaccount               2012    69,667,292       1.22 - 3.41     224,230,879
                              2011    78,077,952       1.06 - 2.94     213,824,134
                              2010    87,497,260       1.07 - 2.95     237,379,610
                              2009   108,541,676       0.95 - 2.60     240,102,941



                                               FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  Delaware VIP Small Cap      2013      0.72         0.30 - 1.30         31.78 - 33.11
     Value Subaccount         2012      0.59         0.30 - 1.30         12.43 - 13.56
                              2011      0.67         0.30 - 1.30       (2.60) - (1.66)
                              2010      0.66         0.30 - 2.60         28.92 - 31.90
                              2009      1.02         0.30 - 2.60         28.40 - 31.49

  Dreyfus Socially            2013      1.03         1.55 - 2.65         30.49 - 31.94
     Responsible Growth       2012      0.63         1.55 - 2.65           8.76 - 9.97
     Subaccount               2011      0.67         1.55 - 2.65       (1.95) - (0.92)
                              2010      0.73         1.55 - 2.65         11.51 - 12.77
                              2009      0.64         1.55 - 2.65         29.92 - 31.39

  DWS I Capital Growth        2013      0.99         1.55 - 2.65         30.69 - 32.13
     Subaccount               2012      0.54         1.55 - 2.65         12.57 - 13.83
                              2011      0.36         1.55 - 2.65       (7.23) - (6.23)
                              2010      0.58         1.55 - 2.65         13.26 - 14.61
                              2009      1.08         1.55 - 2.65         23.17 - 24.54

  DWS II Global Growth VIP    2013      1.00         1.55 - 2.65         18.45 - 19.75
     Subaccount               2012      1.06         1.55 - 2.65         15.05 - 16.33
                              2011      0.24         1.55 - 2.65     (16.91) - (15.95)
                              2010      0.62         1.55 - 2.65         10.27 - 11.51
                              2009      1.26         1.55 - 2.65         39.48 - 41.06

  DWS II Government & Agency  2013      2.71         1.55 - 2.65       (5.78) - (4.74)
     Securities Subaccount    2012      3.52         1.55 - 2.65         (0.21) - 0.90
                              2011      3.81         1.55 - 2.65           4.39 - 5.49
                              2010      4.40         1.55 - 2.65           3.45 - 4.56
                              2009      4.70         1.55 - 2.65           4.95 - 6.09

  DWS II Small Mid Cap Value  2013      0.83         1.55 - 2.65         31.18 - 32.63
     Subaccount               2012      0.81         1.55 - 2.65         10.40 - 11.63
                              2011      0.68         1.55 - 2.65       (8.79) - (7.76)
                              2010      0.93         1.55 - 2.65         19.45 - 20.78
                              2009      1.69         1.55 - 2.65         25.92 - 27.35

  Fidelity VIP Contrafund     2013      0.84         0.30 - 2.65         27.53 - 30.56
     Subaccount               2012      1.10         0.30 - 2.65         13.09 - 15.79
                              2011      0.77         0.30 - 2.70       (5.31) - (3.06)
                              2010      1.01         0.30 - 2.70         13.91 - 16.63
                              2009      1.23         0.30 - 2.70         31.90 - 35.08

  Fidelity VIP Dynamic        2013      0.12         0.30 - 2.50         34.84 - 37.84
     Capital Appreciation     2012      0.53         0.30 - 2.50         19.22 - 21.88
     Subaccount               2011        --         0.30 - 2.50       (5.15) - (3.02)
                              2010      0.23         0.30 - 2.50         15.01 - 17.63
                              2009      0.02         0.30 - 2.50         32.49 - 35.41

  Fidelity VIP Equity-Income  2013      2.47         0.30 - 1.90         25.42 - 27.76
     Subaccount               2012      3.06         0.30 - 1.90         14.84 - 16.95
                              2011      2.43         0.30 - 1.90         (1.18) - 0.67
                              2010      1.75         0.30 - 1.90         12.67 - 14.86
                              2009      2.34         0.30 - 1.90         27.47 - 29.73



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                          ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO          NET
                                              UNITS        HIGHEST ($)     ASSETS ($)
                                          ------------  ---------------  --------------
  Fidelity VIP High Income          2013     7,872,590      1.77 - 3.12      24,369,719
     Subaccount                     2012     8,865,709      1.69 - 2.98      26,193,581
                                    2011     9,899,875      1.50 - 2.64      25,924,805
                                    2010    11,343,721      1.46 - 2.57      28,813,104
                                    2009    14,725,421      1.25 - 2.29      31,480,724

  Fidelity VIP Mid Cap              2013   101,839,154      1.80 - 3.51     312,221,233
     Subaccount                     2012   114,724,500      1.36 - 2.62     262,317,915
                                    2011   131,855,567      1.20 - 2.32     267,439,944
                                    2010   150,237,224      1.38 - 2.65     346,905,399
                                    2009   163,964,353      1.10 - 2.10     298,753,019

  FTVIPT Franklin Income            2013    17,033,712      1.45 - 6.01      36,879,662
     Securities Subaccount          2012    20,017,657      1.30 - 5.35      38,617,121
                                    2011    22,928,793      1.18 - 4.81      38,466,998
                                    2010    29,222,902      1.18 - 4.77      48,715,164
                                    2009    30,320,651      1.08 - 4.29      41,814,022

  FTVIPT Franklin Rising            2013    12,034,304      1.59 - 2.16      24,118,817
     Dividends Securities           2012    12,855,504      1.26 - 1.69      20,237,493
     Subaccount                     2011    15,551,161      1.14 - 1.54      22,145,063
                                    2010    16,928,302      1.06 - 1.47      23,199,262
                                    2009    18,663,538      0.90 - 1.24      21,564,888

  FTVIPT Franklin Small-Mid         2013    18,344,786      1.37 - 2.53      36,768,267
     Cap Growth Securities          2012    21,757,192      1.01 - 1.87      32,196,686
     Subaccount                     2011    25,729,063      0.93 - 1.71      34,957,797
                                    2010    31,824,896      0.99 - 1.83      46,170,327
                                    2009    38,242,323      0.79 - 1.46      44,113,405

  FTVIPT Mutual Shares              2013    14,194,716      1.71 - 1.93      25,274,641
     Securities Subaccount          2012    18,783,084      1.36 - 1.52      26,504,729
                                    2011    26,399,650      1.22 - 1.35      33,103,285
                                    2010    36,409,020      1.25 - 1.39      46,886,371
                                    2009    42,535,689      1.15 - 1.26      50,121,663

  FTVIPT Templeton Developing       2013    11,016,768      1.80 - 2.99      23,212,625
     Markets Securities Subaccount  2012    12,276,465      1.85 - 3.06      26,436,064
                                    2011    13,337,044      1.67 - 2.74      25,681,955
                                    2010    14,717,477      2.02 - 3.30      34,095,115
                                    2009    15,673,026      1.75 - 2.85      31,239,521

  FTVIPT Templeton Foreign          2013    49,602,475      1.39 - 2.50      96,258,675
     Securities Subaccount          2012    59,299,810      1.16 - 2.07      95,361,211
                                    2011    69,167,489      1.01 - 1.78      95,843,960
                                    2010    84,974,211      1.16 - 2.03     133,825,834
                                    2009    97,704,725      1.10 - 1.90     144,240,071

  Invesco V.I. American             2013     7,517,858      0.96 - 2.23      11,927,336
     Franchise Subaccount           2012     8,990,506      0.70 - 1.61      10,492,961
                                    2011    10,789,832      0.63 - 1.44      11,358,588
                                    2010    12,335,955      0.68 - 1.55      15,074,925
                                    2009    15,018,782      0.58 - 1.31      15,653,524



                                                    FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  Fidelity VIP High Income          2013      5.60         0.95 - 1.30           4.58 - 4.95
     Subaccount                     2012      5.59         0.60 - 1.30         12.75 - 13.54
                                    2011      6.54         0.60 - 1.30           2.66 - 3.40
                                    2010      7.21         0.30 - 1.30         12.36 - 13.42
                                    2009      8.11         0.30 - 1.30         42.09 - 43.51

  Fidelity VIP Mid Cap              2013      0.27         0.30 - 2.65         32.32 - 35.46
     Subaccount                     2012      0.37         0.30 - 2.65         11.55 - 14.22
                                    2011      0.02         0.30 - 2.70     (13.21) - (11.08)
                                    2010      0.12         0.30 - 2.70         25.11 - 28.14
                                    2009      0.47         0.30 - 2.70         36.02 - 39.41

  FTVIPT Franklin Income            2013      6.44         1.30 - 2.60         11.02 - 12.47
     Securities Subaccount          2012      6.43         1.30 - 2.60          9.75 - 11.19
                                    2011      5.99         1.30 - 2.70         (0.34) - 1.02
                                    2010      6.39         1.30 - 2.70          9.65 - 11.21
                                    2009      8.12         1.30 - 2.70         31.95 - 33.84

  FTVIPT Franklin Rising            2013      1.56         1.50 - 2.65         26.30 - 27.76
     Dividends Securities           2012      1.62         1.50 - 2.65          9.02 - 10.29
     Subaccount                     2011      1.52         1.50 - 2.65           3.20 - 4.38
                                    2010      1.60         1.50 - 2.65         17.54 - 18.83
                                    2009      1.47         1.50 - 2.65         14.27 - 15.66

  FTVIPT Franklin Small-Mid         2013        --         1.25 - 2.75         34.41 - 36.44
     Cap Growth Securities          2012        --         1.25 - 2.75           7.83 - 9.47
     Subaccount                     2011        --         1.25 - 2.75       (7.35) - (5.96)
                                    2010        --         1.25 - 2.75         24.11 - 26.04
                                    2009        --         1.25 - 2.75         39.60 - 41.80

  FTVIPT Mutual Shares              2013      2.04         1.40 - 1.90         25.85 - 26.48
     Securities Subaccount          2012      1.96         1.40 - 1.90         12.08 - 12.65
                                    2011      2.15         1.40 - 1.90       (2.96) - (2.45)
                                    2010      1.53         1.40 - 1.90           9.15 - 9.65
                                    2009      1.91         1.40 - 1.90         23.60 - 24.29

  FTVIPT Templeton Developing       2013      1.98         0.30 - 1.80       (2.69) - (1.22)
     Markets Securities Subaccount  2012      1.40         0.30 - 1.80         11.13 - 12.82
                                    2011      0.98         0.30 - 1.80     (17.32) - (16.11)
                                    2010      1.60         0.30 - 1.80         15.47 - 17.21
                                    2009      4.01         0.30 - 1.80         69.58 - 72.16

  FTVIPT Templeton Foreign          2013      2.37         0.30 - 2.70         19.70 - 22.60
     Securities Subaccount          2012      3.01         0.30 - 2.70         15.07 - 17.88
                                    2011      1.72         0.30 - 2.70     (13.04) - (10.86)
                                    2010      1.91         0.30 - 2.75           5.44 - 8.03
                                    2009      3.43         0.30 - 2.75         33.29 - 36.64

  Invesco V.I. American             2013      0.29         1.40 - 2.60         36.21 - 38.19
     Franchise Subaccount           2012        --         1.40 - 2.60         10.47 - 12.14
                                    2011        --         1.40 - 2.60       (8.78) - (7.47)
                                    2010        --         1.40 - 2.60         16.48 - 18.19
                                    2009      0.02         1.40 - 2.60          0.00 - 63.84



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  Invesco V.I. Comstock           2013     5,818,437       0.98 - 2.07       8,281,585
     Subaccount                   2012     7,161,636       0.73 - 1.55       7,826,903
     (Commenced 5/2/2011)         2011     8,566,782       0.63 - 1.32       8,042,543

  Invesco V.I. Diversified        2013       983,199       1.33 - 1.64       1,508,707
     Dividend Subaccount          2012     1,166,210       1.04 - 1.28       1,404,646
                                  2011     1,477,262       0.91 - 1.10       1,552,411
                                  2010     1,892,620       0.93 - 1.12       2,026,368
                                  2009     2,297,823       0.86 - 1.03       2,276,427

  Invesco V.I. Equity and Income  2013    38,518,228       1.96 - 2.07      77,591,291
     Subaccount                   2012    49,170,292       1.60 - 1.68      80,615,587
                                  2011    70,089,823       1.45 - 1.52     103,925,502
                                  2010    95,244,297       1.50 - 1.56     145,446,901
                                  2009   106,877,677       1.36 - 1.41     148,131,048

  Invesco V.I. Government         2013    10,276,593       1.03 - 1.54      12,461,122
     Securities Subaccount        2012    13,042,147       1.09 - 1.60      16,856,929
     (Commenced 5/2/2011)         2011    16,254,323       1.10 - 1.59      20,877,260

  Invesco V.I. Growth and Income  2013    45,375,601       1.45 - 2.50      87,371,135
     Subaccount                   2012    56,626,334       1.11 - 1.89      83,706,619
                                  2011    72,432,015       0.99 - 1.67      95,293,683
                                  2010    95,521,755       1.03 - 1.73     130,864,665
                                  2009   114,335,077       0.94 - 1.56     141,710,332

  Invesco V.I. S&P 500 Index      2013     1,651,321       1.44 - 1.82       2,775,395
     Subaccount                   2012     2,132,423       1.12 - 1.40       2,789,479
                                  2011     2,706,272       0.99 - 1.23       3,145,074
                                  2010     6,211,524       1.00 - 1.24       7,379,716
                                  2009     6,684,139       0.89 - 1.10       7,067,118

  Invesco V.I. Utilities          2013       918,646       1.51 - 2.21       1,919,717
     Subaccount                   2012     1,026,009       1.40 - 2.03       1,966,140
                                  2011     1,250,696       1.39 - 1.99       2,366,759
                                  2010     1,414,907       1.22 - 1.73       2,340,520
                                  2009     1,703,060       1.18 - 1.65       2,716,233

  Janus Aspen Enterprise          2013    10,596,566       0.89 - 3.17      14,258,782
     Subaccount                   2012    13,439,690       0.69 - 2.44      13,564,824
                                  2011    15,657,254       0.60 - 2.13      13,553,349
                                  2010    20,137,778       0.62 - 2.20      17,466,737
                                  2009    24,776,585       0.50 - 1.79      17,035,938

  Janus Aspen Global Research     2013       798,297       1.08 - 1.71       1,151,374
     Subaccount                   2012       821,059       0.86 - 1.34         920,807
                                  2011       865,137       0.72 - 1.12         797,166
                                  2010     1,013,409       0.85 - 1.31       1,072,638
                                  2009     1,215,231       0.75 - 1.13       1,081,304



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  Invesco V.I. Comstock           2013      1.58         1.40 - 2.60         32.49 - 34.08
     Subaccount                   2012      1.69         1.40 - 2.60         16.16 - 17.57
     (Commenced 5/2/2011)         2011        --         1.40 - 2.60      (11.45) - (3.30)

  Invesco V.I. Diversified        2013      1.98         1.60 - 2.50         27.54 - 28.69
     Dividend Subaccount          2012      1.77         1.60 - 2.50         15.43 - 16.48
                                  2011      1.48         1.60 - 2.50       (2.58) - (1.70)
                                  2010      1.54         1.60 - 2.50           7.49 - 8.45
                                  2009      1.75         1.60 - 2.50         20.90 - 22.06

  Invesco V.I. Equity and Income  2013      1.45         1.40 - 1.90         22.54 - 23.15
     Subaccount                   2012      1.68         1.40 - 1.90         10.26 - 10.82
                                  2011      1.86         1.40 - 1.90       (3.14) - (2.70)
                                  2010      1.99         1.40 - 1.90          9.90 - 10.50
                                  2009      2.80         1.40 - 1.90         20.19 - 20.74

  Invesco V.I. Government         2013      3.16         1.40 - 2.60       (5.35) - (3.98)
     Securities Subaccount        2012      2.85         1.40 - 2.60         (0.42) - 1.04
     (Commenced 5/2/2011)         2011        --         1.40 - 2.60           4.79 - 5.87

  Invesco V.I. Growth and Income  2013      1.24         1.40 - 2.60         30.34 - 32.22
     Subaccount                   2012      1.27         1.40 - 2.60         11.40 - 13.03
                                  2011      0.99         1.40 - 2.60       (4.70) - (3.41)
                                  2010      0.11         1.40 - 2.60          9.24 - 10.97
                                  2009      3.64         1.40 - 2.60         21.02 - 22.66

  Invesco V.I. S&P 500 Index      2013      1.79         1.55 - 2.60         28.18 - 29.53
     Subaccount                   2012      1.71         1.55 - 2.60         12.54 - 13.73
                                  2011      1.76         1.55 - 2.60         (1.05) - 0.00
                                  2010      1.68         1.55 - 2.60         11.62 - 12.79
                                  2009      2.54         1.55 - 2.60         22.77 - 24.19

  Invesco V.I. Utilities          2013      3.02         1.55 - 2.65           7.86 - 9.05
     Subaccount                   2012      3.17         1.55 - 2.65           0.88 - 2.00
                                  2011      3.25         1.55 - 2.65         13.43 - 14.67
                                  2010      3.67         1.55 - 2.65           3.53 - 4.66
                                  2009      4.58         1.55 - 2.65         11.86 - 13.13

  Janus Aspen Enterprise          2013      0.36         0.30 - 2.60         28.65 - 31.64
     Subaccount                   2012        --         0.30 - 2.60         13.97 - 16.64
                                  2011        --         0.30 - 2.60       (4.17) - (1.97)
                                  2010        --         0.30 - 2.60         22.28 - 25.15
                                  2009        --         0.30 - 2.60         40.68 - 44.00

  Janus Aspen Global Research     2013      1.09         0.30 - 1.30         26.42 - 27.69
     Subaccount                   2012      0.79         0.30 - 1.30         18.30 - 19.50
                                  2011      0.47         0.30 - 1.30     (15.12) - (14.24)
                                  2010      0.50         0.30 - 1.30         14.04 - 15.17
                                  2009      1.30         0.30 - 1.30         35.75 - 36.96



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  Janus Aspen Overseas            2013    28,081,395      1.30 - 3.09      53,057,257
     Subaccount                   2012    32,661,250      1.16 - 2.77      54,579,707
                                  2011    35,812,624      1.04 - 2.50      53,633,655
                                  2010    40,655,745      1.57 - 3.78      91,389,889
                                  2009    43,929,512      1.28 - 3.09      79,311,843

  LMPVET ClearBridge Variable     2013   230,124,058      1.62 - 2.75     443,416,713
     Aggressive Growth            2012   276,489,134      1.11 - 1.86     366,326,724
     Subaccount                   2011   346,829,648      0.95 - 1.60     392,842,683
                                  2010   443,390,285      0.94 - 1.59     497,935,929
                                  2009   532,331,659      0.76 - 1.32     486,236,715

  LMPVET ClearBridge Variable     2013   189,813,243      1.34 - 4.33     343,551,744
     All Cap Value Subaccount     2012   230,712,859      1.04 - 3.32     321,709,882
                                  2011   289,032,086      0.93 - 2.92     354,783,689
                                  2010   360,564,870      1.02 - 3.15     478,128,074
                                  2009   428,072,804      0.90 - 2.73     494,512,064

  LMPVET ClearBridge Variable     2013   171,514,828      1.61 - 2.45     327,510,422
     Appreciation Subaccount      2012   209,159,554      0.79 - 1.91     312,282,413
                                  2011   264,460,402      1.13 - 1.67     345,221,069
                                  2010   340,812,870      1.12 - 1.65     439,981,790
                                  2009   397,735,990      1.01 - 1.49     463,631,605

  LMPVET ClearBridge Variable     2013    78,389,764      1.28 - 2.13     125,813,040
     Equity Income Subaccount     2012    94,929,719      1.04 - 1.74     123,812,547
                                  2011   116,486,691      0.93 - 1.56     135,638,200
                                  2010   117,810,538      0.90 - 1.36     130,583,106
                                  2009   135,980,347      0.82 - 1.22     137,170,481

  LMPVET ClearBridge Variable     2013    59,527,149      1.44 - 2.67     108,269,810
     Large Cap Growth Subaccount  2012    72,914,920      1.07 - 1.95      98,033,854
                                  2011    87,976,409      0.90 - 1.63      99,836,845
                                  2010   107,663,025      0.92 - 1.65     124,995,190
                                  2009   128,748,339      0.86 - 1.51     137,942,475

  LMPVET ClearBridge Variable     2013    76,780,219      1.46 - 2.84     143,905,517
     Large Cap Value Subaccount   2012    91,023,321      1.14 - 2.16     131,281,736
                                  2011   106,825,703      1.00 - 1.86     134,081,143
                                  2010   129,276,662      0.98 - 1.79     156,733,252
                                  2009   153,410,278      0.92 - 1.64     172,680,085

  LMPVET ClearBridge Variable     2013    18,761,175      1.92 - 2.69      42,887,469
     Mid Cap Core Subaccount      2012    22,961,433      1.41 - 1.99      38,808,174
                                  2011    29,141,332      1.22 - 1.71      42,401,069
                                  2010    39,617,087      1.29 - 1.82      61,152,307
                                  2009    49,070,208      1.08 - 1.51      62,841,873

  LMPVET ClearBridge Variable     2013    28,785,296      1.96 - 3.67      74,135,000
     Small Cap Growth Subaccount  2012    31,622,684      1.36 - 2.54      56,626,804
                                  2011    38,530,720      1.17 - 2.17      59,480,568
                                  2010    46,003,583      1.18 - 2.18      71,509,944
                                  2009    54,202,034      0.96 - 1.77      68,494,048



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  Janus Aspen Overseas            2013      3.06         1.25 - 2.50         11.46 - 12.86
     Subaccount                   2012      0.61         1.25 - 2.50         10.37 - 11.77
                                  2011      0.38         1.25 - 2.50     (34.01) - (33.19)
                                  2010      0.54         1.25 - 2.50         21.93 - 23.50
                                  2009      0.42         1.25 - 2.50         74.67 - 76.85

  LMPVET ClearBridge Variable     2013      0.25         0.30 - 2.65         43.52 - 47.34
     Aggressive Growth            2012      0.38         0.30 - 2.65         15.34 - 18.37
     Subaccount                   2011      0.17         0.30 - 2.70         (0.52) - 2.14
                                  2010      0.13         0.30 - 2.70         21.43 - 24.70
                                  2009        --         0.30 - 2.70         30.76 - 34.11

  LMPVET ClearBridge Variable     2013      1.31         0.30 - 2.75         28.58 - 31.77
     All Cap Value Subaccount     2012      1.57         0.30 - 2.75         11.84 - 14.63
                                  2011      1.24         0.30 - 2.75       (8.77) - (6.50)
                                  2010      1.65         0.30 - 2.75         13.48 - 16.32
                                  2009      1.33         0.30 - 2.75         25.84 - 28.91

  LMPVET ClearBridge Variable     2013      1.15         0.30 - 2.70         26.54 - 29.61
     Appreciation Subaccount      2012      1.49         0.30 - 2.70          0.00 - 15.60
                                  2011      1.44         0.60 - 2.70         (0.18) - 2.06
                                  2010      1.52         0.60 - 2.70          9.69 - 11.88
                                  2009      2.10         0.60 - 2.70         18.86 - 21.39

  LMPVET ClearBridge Variable     2013      1.50         0.30 - 2.70         22.34 - 25.56
     Equity Income Subaccount     2012      2.70         0.30 - 2.70         11.02 - 13.86
                                  2011      3.20         0.30 - 2.70         (2.40) - 7.56
                                  2010      3.70         0.30 - 2.70          9.14 - 11.90
                                  2009      3.17         0.30 - 2.70         19.33 - 22.53

  LMPVET ClearBridge Variable     2013      0.49         0.30 - 2.70         34.19 - 37.44
     Large Cap Growth Subaccount  2012      0.65         0.30 - 2.70         17.13 - 19.99
                                  2011      0.42         0.30 - 2.70       (3.33) - (0.98)
                                  2010      0.11         0.30 - 2.70           6.90 - 9.54
                                  2009      0.27         0.30 - 2.70         38.57 - 42.03

  LMPVET ClearBridge Variable     2013      1.57         0.30 - 2.70         28.85 - 31.97
     Large Cap Value Subaccount   2012      2.19         0.30 - 2.70         13.39 - 16.15
                                  2011      2.13         0.30 - 2.70           2.14 - 4.63
                                  2010      2.92         0.30 - 2.70           6.61 - 9.13
                                  2009      1.90         0.30 - 2.70         21.21 - 24.09

  LMPVET ClearBridge Variable     2013      0.13         1.30 - 2.70         33.71 - 35.59
     Mid Cap Core Subaccount      2012      0.81         1.30 - 2.70         14.74 - 16.37
                                  2011        --         1.30 - 2.70       (6.52) - (5.18)
                                  2010        --         1.30 - 2.70         19.30 - 20.96
                                  2009      0.46         1.30 - 2.70         32.43 - 34.18

  LMPVET ClearBridge Variable     2013      0.05         0.30 - 2.60         43.28 - 46.61
     Small Cap Growth Subaccount  2012      0.33         0.30 - 2.60         16.35 - 19.07
                                  2011        --         0.30 - 2.60         (1.24) - 1.10
                                  2010        --         0.30 - 2.75         21.75 - 24.79
                                  2009        --         0.30 - 2.75         38.93 - 42.35



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  LMPVET Investment Counsel      2013    17,650,098       1.20 - 3.98      44,216,482
     Variable Social Awareness   2012    19,935,151       1.03 - 3.39      41,969,589
     Subaccount                  2011    23,310,011       0.94 - 3.10      43,793,657
                                 2010    28,992,998       0.95 - 3.14      53,105,312
                                 2009    35,265,807       0.86 - 2.84      55,656,183

  LMPVET Variable Lifestyle      2013    37,872,131       1.62 - 2.22      67,949,518
     Allocation 50% Subaccount   2012    44,938,353       1.43 - 1.95      70,946,364
                                 2011    54,802,370       1.29 - 1.74      77,471,705
                                 2010    69,091,278       1.30 - 1.74      97,750,305
                                 2009    82,791,698       1.16 - 1.54     104,008,687

  LMPVET Variable Lifestyle      2013    25,062,174       1.57 - 2.02      41,240,143
     Allocation 70% Subaccount   2012    29,657,743       1.31 - 1.68      40,633,478
                                 2011    35,895,323       1.17 - 1.48      43,491,060
                                 2010    44,663,513       1.20 - 1.51      55,155,290
                                 2009    52,457,087       1.06 - 1.33      57,089,042

  LMPVET Variable Lifestyle      2013    16,420,256       1.53 - 2.05      26,611,146
     Allocation 85% Subaccount   2012    19,365,531       1.23 - 1.64      25,137,447
                                 2011    24,183,514       1.08 - 1.43      27,425,036
                                 2010    28,603,564       1.13 - 1.49      33,646,055
                                 2009    33,143,582       1.00 - 1.30      34,156,185

  LMPVIT Western Asset           2013     4,982,108       1.45 - 2.40       9,465,032
     Variable Global High Yield  2012     5,919,632       1.40 - 2.29      10,968,395
     Bond Subaccount             2011     7,281,992       1.21 - 1.96      11,544,768
                                 2010     8,965,094       1.22 - 1.95      14,183,211
                                 2009    10,569,292       1.08 - 1.72      14,895,212

  LMPVIT Western Asset           2013    44,750,902       1.65 - 2.96      94,954,012
     Variable High Income        2012    54,128,179       1.54 - 2.75     106,932,282
     Subaccount                  2011    66,903,303       1.33 - 2.36     113,968,018
                                 2010    85,709,100       1.32 - 2.33     144,770,864
                                 2009   102,925,900       1.16 - 2.02     151,238,219

  MIST American Funds            2013     2,980,777       1.26 - 1.33       3,871,348
     Balanced Allocation         2012     2,190,157       1.07 - 1.13       2,431,852
     Subaccount                  2011     1,843,499       0.96 - 0.99       1,813,962
                                 2010     2,241,816       0.99 - 1.02       2,255,436
                                 2009     1,066,350       0.90 - 0.91         966,059

  MIST American Funds Growth     2013     2,729,186       1.26 - 1.33       3,542,062
     Allocation Subaccount       2012     1,922,890       1.02 - 1.07       2,020,923
                                 2011     1,580,396       0.89 - 0.92       1,437,020
                                 2010     2,314,410       0.94 - 0.97       2,214,066
                                 2009       860,371       0.84 - 0.86         733,008

  MIST American Funds            2013     2,143,767       1.23 - 1.30       2,718,823
     Moderate Allocation         2012     1,804,687       1.10 - 1.15       2,034,082
     Subaccount                  2011     1,316,789       1.01 - 1.04       1,349,864
                                 2010     1,184,260       1.02 - 1.04       1,220,961
                                 2009       664,781       0.94 - 0.95         628,194



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVET Investment Counsel      2013      0.84         0.30 - 2.50        15.78 - 18.35
     Variable Social Awareness   2012      1.43         0.30 - 2.50         7.97 - 10.38
     Subaccount                  2011      1.04         0.30 - 2.50      (2.44) - (0.35)
                                 2010      1.29         0.30 - 2.50         9.32 - 11.87
                                 2009      1.52         0.30 - 2.50        19.84 - 22.47

  LMPVET Variable Lifestyle      2013      1.96         1.17 - 1.90        13.16 - 13.99
     Allocation 50% Subaccount   2012      2.54         1.17 - 1.90        10.96 - 11.77
                                 2011      2.37         1.17 - 1.90        (0.77) - 0.00
                                 2010      2.91         1.17 - 1.90        12.26 - 13.04
                                 2009      4.97         1.17 - 1.90        29.82 - 30.79

  LMPVET Variable Lifestyle      2013      1.51         1.17 - 1.90        19.53 - 20.40
     Allocation 70% Subaccount   2012      2.31         1.17 - 1.90        12.43 - 13.26
                                 2011      1.81         1.17 - 1.90      (2.42) - (1.79)
                                 2010      2.03         1.17 - 1.90        12.81 - 13.70
                                 2009      3.47         1.17 - 1.90        30.47 - 31.36

  LMPVET Variable Lifestyle      2013      1.60         1.17 - 1.90        24.12 - 25.03
     Allocation 85% Subaccount   2012      1.69         1.17 - 1.90        13.70 - 14.53
                                 2011      1.40         1.17 - 1.90      (4.07) - (3.43)
                                 2010      1.57         1.17 - 1.90        13.47 - 14.32
                                 2009      2.32         1.17 - 1.90        30.07 - 30.95

  LMPVIT Western Asset           2013      5.42         1.40 - 2.60          3.54 - 4.79
     Variable Global High Yield  2012      6.91         1.40 - 2.60        15.28 - 16.67
     Bond Subaccount             2011      7.29         1.40 - 2.60        (0.90) - 0.31
                                 2010      8.24         1.40 - 2.60        12.05 - 13.34
                                 2009     10.68         1.40 - 2.60        51.46 - 53.38

  LMPVIT Western Asset           2013      6.79         0.30 - 2.60          6.41 - 8.88
     Variable High Income        2012      7.85         0.30 - 2.60        14.84 - 17.52
     Subaccount                  2011      7.96         0.30 - 2.70        (0.29) - 2.07
                                 2010      9.24         0.30 - 2.70        13.47 - 16.27
                                 2009     11.51         0.30 - 2.70        55.73 - 59.42

  MIST American Funds            2013      1.30         0.30 - 1.30        17.00 - 18.18
     Balanced Allocation         2012      1.61         0.30 - 1.30        12.06 - 13.19
     Subaccount                  2011      1.36         0.30 - 1.30      (3.33) - (2.36)
                                 2010      0.76         0.30 - 1.30        10.71 - 11.86
                                 2009        --         0.30 - 1.30        27.64 - 28.85

  MIST American Funds Growth     2013      0.97         0.30 - 1.30        23.49 - 24.73
     Allocation Subaccount       2012      1.18         0.30 - 1.30        14.65 - 15.81
                                 2011      1.16         0.30 - 1.30      (6.04) - (4.95)
                                 2010      0.55         0.30 - 1.30        12.11 - 13.07
                                 2009        --         0.30 - 1.30        32.18 - 33.70

  MIST American Funds            2013      1.68         0.30 - 1.30        12.05 - 13.18
     Moderate Allocation         2012      1.88         0.30 - 1.30         9.40 - 10.51
     Subaccount                  2011      1.52         0.30 - 1.30      (1.08) - (0.10)
                                 2010      1.32         0.30 - 1.30          8.54 - 9.55
                                 2009        --         0.30 - 1.30        21.85 - 22.97



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  MIST BlackRock High Yield    2013    45,512,194      1.41 - 9.60     123,385,092
     Subaccount                2012    53,791,302      1.33 - 8.84     132,794,550
                               2011    62,492,572      1.17 - 7.66     132,699,654
                               2010    72,671,332      1.18 - 7.56     150,232,781
                               2009    52,060,128      1.10 - 6.58     105,877,776

  MIST BlackRock Large Cap     2013    33,795,286      1.15 - 2.10      50,072,685
     Core Subaccount           2012    38,383,679      0.87 - 1.59      42,749,505
                               2011    46,368,859      0.78 - 1.43      46,041,512
                               2010    54,907,593      0.79 - 1.45      54,941,051
                               2009    63,249,054      0.71 - 1.31      56,574,643

  MIST Clarion Global Real     2013    60,592,799      0.98 - 2.67      69,115,555
     Estate Subaccount         2012    68,080,621      0.97 - 2.62      76,052,564
                               2011    77,408,843      0.79 - 2.11      69,888,004
                               2010    89,036,157      0.85 - 2.26      86,851,730
                               2009    98,568,292      0.75 - 1.98      84,648,075

  MIST ClearBridge Aggressive  2013     5,674,029      0.97 - 1.49       5,944,351
     Growth Subaccount         2012     4,186,645      0.68 - 2.10       3,075,258
                               2011     4,640,959      0.59 - 0.87       2,996,585
                               2010       243,732      0.76 - 0.84         194,775
                               2009       206,409      0.63 - 0.68         138,656

  MIST ClearBridge Aggressive  2013    87,129,434     1.04 - 10.97     576,670,353
     Growth II Subaccount      2012    99,435,525      0.82 - 8.61     503,756,143
                               2011   112,073,709      0.68 - 7.09     460,047,500
                               2010   130,954,529      0.74 - 7.75     563,298,004
                               2009   178,453,861      0.69 - 7.16     617,906,720

  MIST Harris Oakmark          2013    39,139,950      1.56 - 2.84      83,400,611
     International Subaccount  2012    42,865,772      1.21 - 2.40      70,442,950
                               2011    49,035,319      0.95 - 1.85      63,201,065
                               2010    59,047,438      1.13 - 2.05      89,505,876
                               2009    65,954,572      0.99 - 1.79      86,620,909

  MIST Invesco Comstock        2013    84,372,068      1.36 - 2.43     159,177,699
     Subaccount                2012   105,506,703      1.03 - 1.81     150,180,851
                               2011   137,929,311      0.90 - 1.54     168,446,892
                               2010   178,757,353      0.93 - 1.57     225,341,481
                               2009   212,159,391      0.83 - 1.37     237,036,843

  MIST Invesco Mid Cap Value   2013    41,645,975      1.24 - 2.61      61,479,507
     Subaccount                2012    49,340,187      0.98 - 2.04      57,094,364
                               2011    48,643,274      0.88 - 1.30      45,537,282
                               2010    59,583,746      0.93 - 1.35      59,037,980
                               2009    70,579,098      0.77 - 1.08      56,795,766

  MIST Invesco Small Cap       2013     6,603,009      1.71 - 3.09      15,149,420
     Growth Subaccount         2012     6,837,358      1.25 - 2.24      11,541,386
                               2011     8,619,870      1.08 - 1.92      12,577,822
                               2010     8,936,088      1.12 - 1.97      13,490,846
                               2009     7,370,837      0.91 - 1.17       8,271,522



                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST BlackRock High Yield    2013      6.90         0.19 - 2.75           6.37 - 9.56
     Subaccount                2012      7.22         0.19 - 2.75         13.37 - 16.57
                               2011      6.91         0.19 - 2.75         (0.43) - 2.32
                               2010      5.46         0.19 - 2.75         12.17 - 15.88
                               2009      5.75         0.19 - 2.65         42.84 - 46.92

  MIST BlackRock Large Cap     2013      1.29         0.30 - 2.75         30.53 - 33.77
     Core Subaccount           2012      1.09         0.30 - 2.75         10.41 - 13.16
                               2011      1.01         0.30 - 2.75       (2.48) - (0.08)
                               2010      1.24         0.30 - 2.75          9.44 - 12.18
                               2009      1.44         0.30 - 2.75         15.99 - 18.86

  MIST Clarion Global Real     2013      7.21         0.30 - 2.65           0.89 - 3.45
     Estate Subaccount         2012      2.30         0.30 - 2.65         22.74 - 25.92
                               2011      4.13         0.30 - 2.65       (8.05) - (5.57)
                               2010      8.52         0.30 - 2.75         13.07 - 15.96
                               2009      3.61         0.30 - 2.75         31.31 - 34.81

  MIST ClearBridge Aggressive  2013      0.21         0.30 - 2.60         42.03 - 45.33
     Growth Subaccount         2012      0.02         0.00 - 2.60         15.58 - 18.64
                               2011        --         0.30 - 2.60        (10.09) - 3.32
                               2010        --         0.30 - 1.30         22.08 - 23.43
                               2009        --         0.30 - 1.30         31.30 - 32.62

  MIST ClearBridge Aggressive  2013      0.78         0.30 - 2.60         25.80 - 28.73
     Growth II Subaccount      2012      0.44         0.30 - 2.60         19.67 - 22.47
                               2011      1.83         0.30 - 2.60       (9.72) - (7.57)
                               2010      1.83         0.30 - 2.75           6.69 - 9.36
                               2009        --         0.30 - 2.75         39.33 - 42.78

  MIST Harris Oakmark          2013      2.71         0.30 - 2.70         27.32 - 30.41
     International Subaccount  2012      1.85         0.00 - 2.70         26.01 - 29.47
                               2011      0.03         0.00 - 2.70     (16.26) - (14.01)
                               2010      2.13         0.30 - 2.70         13.54 - 16.31
                               2009      8.30         0.30 - 2.70         51.28 - 55.03

  MIST Invesco Comstock        2013      1.13         0.30 - 2.75         31.72 - 34.99
     Subaccount                2012      1.34         0.30 - 2.75         15.29 - 18.16
                               2011      1.19         0.30 - 2.75       (4.15) - (1.73)
                               2010      1.58         0.30 - 2.75         11.79 - 14.51
                               2009      0.01         0.30 - 2.75         23.19 - 31.15

  MIST Invesco Mid Cap Value   2013      0.78         0.30 - 2.70         26.84 - 29.91
     Subaccount                2012      0.35         0.30 - 2.70          1.60 - 14.35
                               2011      0.55         0.30 - 2.70       (6.21) - (4.00)
                               2010      0.62         0.30 - 2.70         22.09 - 25.23
                               2009      2.21         0.30 - 2.70         23.15 - 26.08

  MIST Invesco Small Cap       2013      0.37         0.30 - 2.60         36.58 - 40.11
     Growth Subaccount         2012        --         0.30 - 2.60         15.18 - 18.15
                               2011        --         0.30 - 2.70       (3.66) - (1.17)
                               2010        --         0.30 - 2.70         16.36 - 26.09
                               2009        --         0.30 - 2.70         30.71 - 33.87



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  MIST JPMorgan Small Cap      2013     7,275,439      1.55 - 2.04      13,918,317
     Value Subaccount          2012     8,174,785      1.18 - 1.88      11,901,829
                               2011     9,341,233      1.03 - 1.62      11,958,752
                               2010    11,051,153      1.16 - 1.53      15,942,525
                               2009    11,126,251      0.98 - 1.30      13,676,299

  MIST Loomis Sayles Global    2013    23,910,152      2.24 - 6.82     160,979,990
     Markets Subaccount        2012    26,809,216      1.94 - 5.88     155,638,699
                               2011    30,124,440      1.69 - 5.08     150,849,568
                               2010    33,062,109      1.74 - 5.21     169,859,208
                               2009    43,268,117      1.44 - 4.31     166,789,133

  MIST Lord Abbett Bond        2013    21,694,542      1.66 - 2.79      45,642,592
     Debenture Subaccount      2012    26,255,396      1.57 - 2.59      52,064,863
                               2011    32,502,638      1.40 - 2.30      57,917,544
                               2010    40,480,659      1.37 - 2.22      69,771,604
                               2009    45,437,764      1.25 - 1.98      70,758,842

  MIST Met/Eaton Vance         2013     4,616,505      1.07 - 1.10       5,050,875
     Floating Rate Subaccount  2012     2,309,179      1.05 - 1.08       2,477,277
     (Commenced 5/3/2010)      2011     1,214,850      1.01 - 1.02       1,239,402
                               2010       711,474      1.01 - 1.02         725,074

  MIST MetLife Aggressive      2013    49,145,768      1.17 - 2.17      66,836,972
     Strategy Subaccount       2012    51,476,410      0.93 - 1.72      54,584,808
     (Commenced 5/2/2011)      2011    54,062,263      0.81 - 1.51      49,596,505

  MIST MetLife Balanced        2013    15,873,847      1.38 - 1.53      23,257,414
     Strategy Subaccount       2012    17,469,564      1.11 - 1.30      21,873,632
     (Commenced 5/4/2009)      2011    19,472,712      1.00 - 1.16      21,835,599
                               2010    21,057,825      1.05 - 1.20      24,508,815
                               2009    23,223,388      0.94 - 1.07      24,265,282

  MIST MetLife Growth          2013    11,890,132      1.37 - 1.65      18,719,194
     Strategy Subaccount       2012    15,063,300      1.12 - 1.33      19,264,875
     (Commenced 5/4/2009)      2011    16,695,645      0.99 - 1.17      18,833,183
                               2010    18,635,211      1.06 - 1.23      22,297,948
                               2009    22,113,186      0.94 - 1.08      23,350,459

  MIST MetLife Moderate        2013     9,647,176      1.30 - 1.51      13,886,949
     Strategy Subaccount       2012    11,059,027      1.16 - 1.34      14,233,564
     (Commenced 5/4/2009)      2011    12,096,560      1.06 - 1.21      14,146,314
                               2010    13,603,309      1.09 - 1.23      16,268,189
                               2009    13,266,871      1.00 - 1.11      14,418,041

  MIST MFS Emerging Markets    2013    23,618,677      1.30 - 3.42      58,259,362
     Equity Subaccount         2012    27,471,452      1.41 - 3.61      72,730,901
                               2011    32,814,639      1.22 - 3.09      74,236,005
                               2010    40,055,591      1.54 - 3.88     113,623,154
                               2009    45,575,766      1.28 - 3.20     106,330,059



                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MIST JPMorgan Small Cap      2013      0.70         0.30 - 2.60         29.83 - 32.85
     Value Subaccount          2012      0.86         0.00 - 2.60         12.67 - 15.66
                               2011      1.79         0.00 - 2.70     (12.47) - (10.14)
                               2010      0.88         0.30 - 2.70         16.33 - 19.24
                               2009      0.92         0.30 - 2.70         25.72 - 28.66

  MIST Loomis Sayles Global    2013      2.61         0.60 - 1.65         15.43 - 16.64
     Markets Subaccount        2012      2.54         0.60 - 1.65         15.31 - 16.53
                               2011      2.53         0.60 - 1.65       (2.88) - (1.85)
                               2010      3.48         0.30 - 1.65         20.39 - 22.05
                               2009      2.44         0.30 - 1.65         38.65 - 40.52

  MIST Lord Abbett Bond        2013      7.02         0.30 - 2.50           5.50 - 7.84
     Debenture Subaccount      2012      7.58         0.30 - 2.50         10.38 - 12.85
                               2011      6.33         0.30 - 2.65           2.07 - 4.56
                               2010      6.51         0.30 - 2.65         10.20 - 12.86
                               2009      7.78         0.30 - 2.65         33.50 - 36.72

  MIST Met/Eaton Vance         2013      4.00         1.70 - 2.60           1.17 - 2.09
     Floating Rate Subaccount  2012      2.13         1.70 - 2.60           4.56 - 5.51
     (Commenced 5/3/2010)      2011      1.64         1.70 - 2.60         (0.59) - 0.29
                               2010        --         1.70 - 2.60           1.44 - 2.04

  MIST MetLife Aggressive      2013      0.75         0.30 - 2.55         26.25 - 29.12
     Strategy Subaccount       2012      0.64         0.30 - 2.55         13.79 - 16.39
     (Commenced 5/2/2011)      2011        --         0.30 - 2.55     (15.03) - (13.69)

  MIST MetLife Balanced        2013      2.01         1.55 - 2.65         16.30 - 17.58
     Strategy Subaccount       2012      2.16         1.55 - 2.65         10.94 - 12.17
     (Commenced 5/4/2009)      2011      1.59         1.55 - 2.65       (4.22) - (3.18)
                               2010      2.15         1.55 - 2.65         10.62 - 11.78
                               2009        --         1.55 - 2.65         22.33 - 23.27

  MIST MetLife Growth          2013      1.59         1.55 - 2.55         22.75 - 23.98
     Strategy Subaccount       2012      1.65         1.55 - 2.55         12.79 - 13.93
     (Commenced 5/4/2009)      2011      1.52         1.55 - 2.55       (6.32) - (5.36)
                               2010      1.78         1.55 - 2.55         12.60 - 13.67
                               2009        --         1.55 - 2.55         26.14 - 27.11

  MIST MetLife Moderate        2013      2.42         1.55 - 2.55         11.35 - 12.47
     Strategy Subaccount       2012      2.63         1.55 - 2.55          9.55 - 10.66
     (Commenced 5/4/2009)      2011      1.72         1.55 - 2.55       (2.66) - (1.62)
                               2010      2.50         1.55 - 2.55          9.64 - 10.60
                               2009        --         1.55 - 2.55         20.11 - 20.98

  MIST MFS Emerging Markets    2013      1.22         0.30 - 2.70       (7.51) - (5.08)
     Equity Subaccount         2012      0.88         0.30 - 2.70         15.71 - 18.74
                               2011      1.55         0.30 - 2.70     (20.90) - (18.66)
                               2010      1.14         0.30 - 2.75         20.34 - 23.67
                               2009      1.85         0.30 - 2.75         64.38 - 68.59



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  MIST MFS Research             2013    53,996,698      1.29 - 2.31      92,815,172
     International Subaccount   2012    64,389,120      1.11 - 1.98      94,306,211
                                2011    77,589,499      0.98 - 1.72      99,020,711
                                2010    48,036,599      1.13 - 1.98      71,851,431
                                2009    57,249,025      1.04 - 1.81      77,964,871

  MIST Morgan Stanley Mid Cap   2013     6,809,955      1.30 - 3.58      14,243,583
     Growth Subaccount          2012     8,161,498      0.95 - 2.62      12,071,251
                                2011     9,246,133      0.89 - 2.43      12,904,996
                                2010    11,758,200      0.97 - 2.66      18,023,005
                                2009    15,136,307      0.75 - 2.05      17,892,218

  MIST Oppenheimer Global       2013   284,367,464      1.15 - 2.49     395,783,735
     Equity Subaccount          2012   280,274,259      1.01 - 1.99     316,647,038
                                2011   319,487,588      0.85 - 1.68     301,581,617
                                2010   355,293,700      0.96 - 1.86     371,423,984
                                2009   410,567,773      0.85 - 1.59     374,398,305

  MIST PIMCO Inflation          2013    56,428,155      1.18 - 1.50      76,820,088
     Protected Bond Subaccount  2012    76,954,212      1.33 - 1.67     117,364,047
                                2011    81,257,553      1.25 - 1.55     115,644,635
                                2010    84,809,882      1.15 - 1.41     110,311,164
                                2009    85,594,721      1.09 - 1.32     104,939,462

  MIST PIMCO Total Return       2013   187,162,730      1.30 - 2.01     296,027,272
     Subaccount                 2012   230,205,457      1.36 - 2.07     377,907,353
                                2011   260,102,976      1.28 - 1.90     397,228,650
                                2010   285,034,968      1.28 - 1.85     430,615,868
                                2009   309,041,939      1.21 - 1.72     437,011,528

  MIST Pioneer Fund Subaccount  2013    31,467,249      1.16 - 2.63      62,232,308
                                2012    37,349,570      0.89 - 2.00      56,439,683
                                2011    43,521,716      0.83 - 1.83      60,273,626
                                2010    30,744,777      0.89 - 1.94      48,832,317
                                2009    35,071,315      0.78 - 1.69      48,615,076

  MIST Pioneer Strategic        2013    95,838,544      1.36 - 3.02     175,717,234
     Income Subaccount          2012   117,013,589      1.38 - 3.01     213,840,794
                                2011   134,759,531      1.28 - 2.72     224,047,122
                                2010   163,592,465      1.28 - 2.66     266,557,264
                                2009   167,562,465      1.17 - 2.40     249,602,835

  MIST Pyramis Managed          2013           127            10.80           1,369
     Portfolio Subaccount
     (Commenced 4/29/2013)

  MIST SSgA Growth and Income   2013    90,079,084             1.42     128,281,207
     ETF Subaccount             2012    96,610,845             1.28     123,361,227
                                2011   102,294,878             1.15     117,213,928
                                2010   110,185,544             1.15     126,498,036
                                2009   118,121,815             1.04     122,341,279



                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST MFS Research             2013      2.61         0.30 - 2.65         16.14 - 18.90
     International Subaccount   2012      1.94         0.30 - 2.65         13.64 - 16.36
                                2011      1.25         0.30 - 2.65     (19.52) - (10.93)
                                2010      1.78         0.30 - 2.65          8.52 - 11.02
                                2009      3.25         0.30 - 2.65         28.09 - 31.20

  MIST Morgan Stanley Mid Cap   2013      0.75         0.30 - 2.60         35.46 - 38.61
     Growth Subaccount          2012        --         0.30 - 2.60           6.46 - 8.95
                                2011      0.71         0.30 - 2.60       (9.32) - (7.19)
                                2010      0.12         0.30 - 2.60         28.69 - 31.65
                                2009      0.01         0.30 - 2.60         53.24 - 56.78

  MIST Oppenheimer Global       2013      1.84         0.30 - 2.70         14.60 - 26.73
     Equity Subaccount          2012      1.59         0.30 - 2.70         17.93 - 20.81
                                2011      1.94         0.30 - 2.70      (10.84) - (8.68)
                                2010      1.52         0.30 - 2.70         12.45 - 16.53
                                2009      2.51         0.30 - 2.70         36.04 - 40.00

  MIST PIMCO Inflation          2013      2.53         0.30 - 2.75      (11.60) - (9.25)
     Protected Bond Subaccount  2012      3.19         0.00 - 2.75           6.32 - 9.33
                                2011      1.81         0.00 - 2.75          8.31 - 11.45
                                2010      2.54         0.30 - 2.75           5.00 - 7.67
                                2009      3.81         0.30 - 2.75         14.94 - 18.00

  MIST PIMCO Total Return       2013      4.35         0.30 - 2.75       (4.58) - (2.21)
     Subaccount                 2012      3.16         0.30 - 2.75           6.29 - 8.94
                                2011      2.63         0.30 - 2.75         (1.23) - 2.81
                                2010      3.67         0.30 - 2.70           5.25 - 7.89
                                2009      0.57         0.30 - 2.70         10.87 - 16.13

  MIST Pioneer Fund Subaccount  2013      3.25         0.30 - 2.65         29.24 - 32.68
                                2012      1.48         0.30 - 2.70          7.48 - 10.26
                                2011      0.93         0.30 - 2.65      (12.60) - (4.78)
                                2010      0.94         0.30 - 2.60         13.24 - 15.84
                                2009      1.01         0.30 - 2.60         20.72 - 26.30

  MIST Pioneer Strategic        2013      5.15         0.30 - 2.85         (1.44) - 1.24
     Income Subaccount          2012      4.97         0.30 - 2.85          8.31 - 11.29
                                2011      4.80         0.30 - 2.85           0.55 - 3.36
                                2010      5.15         0.30 - 2.75          8.94 - 11.80
                                2009      4.51         0.30 - 2.75         22.59 - 32.67

  MIST Pyramis Managed          2013      0.85                0.80                  5.68
     Portfolio Subaccount
     (Commenced 4/29/2013)

  MIST SSgA Growth and Income   2013      2.51                1.25                 11.53
     ETF Subaccount             2012      2.37                1.25                 11.44
                                2011      1.76                1.25                (0.17)
                                2010      1.37                1.25                 10.81
                                2009      2.14                1.25                 23.33



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                         UNITS       HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     ------------  ---------------  -------------  -------------  ----------------  ----------------
  MIST SSgA Growth ETF         2013   115,766,294             1.41    163,090,332      2.10                1.25                16.61
     Subaccount                2012   123,165,362             1.21    148,804,069      1.94                1.25                13.60
                               2011   133,087,707             1.06    141,546,856      1.62                1.25               (3.27)
                               2010   142,607,091             1.10    156,916,020      1.53                1.25                12.70
                               2009   151,971,206             0.98    148,328,139      1.93                1.25                27.42

  MIST T. Rowe Price Large     2013    93,678,767      1.22 - 6.66    129,704,910      1.54         0.30 - 2.70        30.21 - 33.37
     Cap Value Subaccount      2012   109,882,316      0.94 - 5.81    116,086,753      1.45         0.30 - 2.70        14.82 - 17.62
                               2011   128,584,761      0.82 - 4.97    117,195,273      0.65         0.30 - 2.70      (6.61) - (4.26)
                               2010   153,267,618      0.88 - 5.23    148,207,202      1.06         0.30 - 2.70        13.90 - 16.69
                               2009   178,302,083      0.77 - 4.00    149,934,901      2.27         0.30 - 2.70        15.27 - 18.02

  MIST T. Rowe Price Mid Cap   2013     1,441,274      1.31 - 2.39      2,644,910      0.23         1.55 - 2.65        33.01 - 34.48
     Growth Subaccount         2012     2,028,845      0.99 - 1.77      2,812,261        --         1.55 - 2.65        10.69 - 11.93
                               2011     2,874,302      0.89 - 1.59      3,490,853        --         1.55 - 2.65      (4.25) - (3.18)
                               2010     2,637,941      0.93 - 1.64      3,627,883        --         1.55 - 2.65        24.40 - 25.73
                               2009     2,174,650      0.76 - 1.30      2,536,266        --         1.55 - 2.65        29.50 - 43.23

  MIST Third Avenue Small Cap  2013    74,099,811      1.24 - 3.37    139,708,195      1.00         0.30 - 2.70        28.92 - 32.05
     Value Subaccount          2012    87,597,110      0.96 - 2.58    124,998,359        --         0.30 - 2.70        14.83 - 17.63
                               2011   102,729,374      0.84 - 2.22    125,154,359      1.07         0.30 - 2.70     (16.37) - (9.27)
                               2010   118,085,929      0.95 - 1.91    155,522,778      1.21         0.30 - 2.70        16.75 - 19.59
                               2009   135,415,681      0.81 - 1.62    149,634,615      1.19         0.30 - 2.70        23.10 - 26.11

  Morgan Stanley Multi Cap     2013       499,433      2.11 - 2.66      1,210,400      0.23         1.60 - 2.50        46.66 - 47.99
     Growth Subaccount         2012       634,940      1.41 - 1.80      1,052,964        --         1.60 - 2.50         9.31 - 10.31
                               2011       683,491      1.29 - 1.63      1,037,271        --         1.60 - 2.60      (9.30) - (8.48)
                               2010       877,893      1.40 - 1.78      1,463,366        --         1.60 - 2.60        24.13 - 25.44
                               2009       921,618      1.13 - 1.42      1,228,624      0.12         1.60 - 2.60        66.53 - 68.13

  MSF Barclays Aggregate Bond  2013    35,381,978      1.31 - 2.47     80,759,985      3.62         0.30 - 1.30      (3.59) - (2.62)
     Index Subaccount          2012    40,275,965      1.36 - 2.56     95,180,911      3.74         0.30 - 1.30          2.55 - 3.59
                               2011    45,268,185      1.31 - 2.49    103,893,632      3.57         0.30 - 1.40          5.99 - 7.17
                               2010    51,647,712      1.24 - 2.35    111,235,771      3.84         0.30 - 1.40          4.57 - 5.75
                               2009    62,894,452      1.18 - 2.24    124,909,151      6.40         0.30 - 1.40          3.69 - 4.85

  MSF BlackRock Bond Income    2013   133,280,506      1.06 - 2.11    185,528,381      4.02         0.30 - 2.75      (3.60) - (1.06)
     Subaccount                2012   159,459,776      1.10 - 2.15    227,477,835      2.66         0.30 - 2.75          4.46 - 7.22
                               2011   185,391,674      1.06 - 2.03    250,881,660      3.98         0.30 - 2.75          3.53 - 6.25
                               2010   225,736,980      1.02 - 1.93    291,924,540      3.97         0.30 - 2.75          5.26 - 8.01
                               2009   254,242,025      0.97 - 1.81    310,155,879      6.84         0.30 - 2.75          5.70 - 9.11

  MSF BlackRock Capital        2013   137,072,166      0.94 - 4.54    218,130,450      0.84         0.30 - 2.65        30.61 - 33.82
     Appreciation Subaccount   2012   165,758,971      0.71 - 3.42    197,078,248      0.31         0.30 - 2.65        11.23 - 14.03
                               2011   197,272,481      0.63 - 3.03    206,180,160      0.19         0.30 - 2.70     (11.49) - (9.26)
                               2010   232,943,584      0.71 - 3.37    268,487,543      0.24         0.30 - 2.75        16.47 - 19.49
                               2009   278,436,667      0.60 - 2.85    269,927,201        --         0.30 - 2.75        28.38 - 30.51

  MSF BlackRock Diversified    2013    87,559,708      1.34 - 3.34    265,542,357      2.48         0.30 - 2.65        17.13 - 20.23
     Subaccount                2012    95,084,218      1.14 - 2.80    241,918,758      2.29         0.30 - 2.65         9.16 - 12.04
                               2011   105,534,840      1.05 - 2.53    241,546,529      2.45         0.30 - 2.65          0.87 - 3.44
                               2010   118,061,128      1.04 - 2.46    263,504,413      1.96         0.30 - 2.65          6.47 - 9.35
                               2009   141,009,077      0.97 - 5.48    281,893,639      2.89         0.30 - 2.65        13.92 - 18.94



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  MSF BlackRock Large Cap         2013     9,446,977      1.19 - 1.84      15,413,317
     Value Subaccount             2012    11,585,791      0.93 - 1.40      14,563,747
                                  2011    13,528,382      0.83 - 1.24      15,175,781
                                  2010    15,747,692      0.84 - 1.21      17,609,264
                                  2009    18,388,146      0.79 - 1.12      19,257,470

  MSF BlackRock Money Market      2013   272,484,145      0.89 - 2.37     306,076,669
     Subaccount                   2012   305,952,973      0.92 - 2.41     338,263,961
                                  2011   355,598,094      0.94 - 1.81     396,781,383
                                  2010   390,620,368      0.97 - 1.84     442,249,891
                                  2009   292,409,144      1.00 - 1.87     335,600,209

  MSF Davis Venture Value         2013    65,547,224      1.24 - 2.10     109,181,322
     Subaccount                   2012    81,093,170      0.94 - 1.61     103,067,131
                                  2011    96,387,852      0.85 - 1.46     110,626,783
                                  2010    39,290,500      0.90 - 1.34      46,053,005
                                  2009    46,272,413      0.82 - 1.22      49,036,833

  MSF Frontier Mid Cap Growth     2013    69,033,438      0.81 - 2.23      93,792,080
     Subaccount                   2012    80,896,694      0.62 - 1.71      83,365,935
                                  2011    95,805,405      0.57 - 1.57      90,389,497
                                  2010   116,770,017      0.60 - 1.66     114,976,088
                                  2009   136,340,583      0.53 - 1.46     118,461,145

  MSF Jennison Growth             2013   306,377,182      0.82 - 2.27     377,320,708
     Subaccount                   2012   347,786,347      0.61 - 1.68     317,110,813
                                  2011    60,489,570      0.53 - 1.48      43,819,251
                                  2010    76,713,717      0.54 - 1.50      56,595,399
                                  2009    92,196,381      0.49 - 1.37      61,763,702

  MSF Loomis Sayles Small Cap     2013       205,325      4.36 - 5.21       1,019,553
     Core Subaccount              2012       324,926      3.18 - 3.77       1,156,434
     (Commenced 5/4/2009)         2011       421,875      2.86 - 3.35       1,346,982
                                  2010       192,214      2.93 - 3.40         628,433
                                  2009       123,912      2.40 - 2.72         325,388

  MSF Met/Artisan Mid Cap         2013       672,017      3.15 - 3.40       2,205,749
     Value Subaccount             2012       727,228      2.36 - 2.52       1,786,794
     (Commenced 5/3/2010)         2011       918,844      2.16 - 2.29       2,053,497
                                  2010     1,029,255      2.07 - 2.18       2,194,400

  MSF Met/Dimensional             2013       479,292      1.97 - 2.05         969,532
     International Small Company  2012       512,674      1.58 - 1.64         828,694
     Subaccount                   2011        82,833      1.38 - 1.41         115,816
     (Commenced 5/4/2009)         2010        63,743      1.68 - 1.71         108,458
                                  2009        53,278      1.41 - 1.42          75,431

  MSF MetLife Conservative        2013    27,300,301      1.21 - 1.46      35,985,163
     Allocation Subaccount        2012    33,750,786      1.19 - 1.41      43,181,333
                                  2011    31,816,365      1.12 - 1.29      37,895,228
                                  2010    32,850,961      1.11 - 1.26      38,552,233
                                  2009    30,329,127      1.04 - 1.14      32,861,250



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Large Cap         2013      1.21         0.30 - 2.65         28.30 - 31.35
     Value Subaccount             2012      1.44         0.30 - 2.65         10.97 - 13.63
                                  2011      0.93         0.30 - 2.65         (0.64) - 1.81
                                  2010      0.86         0.30 - 2.65           6.10 - 8.59
                                  2009      1.36         0.30 - 2.65          8.19 - 10.69

  MSF BlackRock Money Market      2013        --         0.30 - 2.75       (2.71) - (0.30)
     Subaccount                   2012        --         0.30 - 2.75       (2.73) - (0.30)
                                  2011        --         0.30 - 2.85       (2.74) - (0.26)
                                  2010      0.01         0.30 - 2.75         (2.77) - 0.55
                                  2009      0.45         0.30 - 2.75         (2.34) - 0.09

  MSF Davis Venture Value         2013      1.27         0.30 - 2.65         29.87 - 33.30
     Subaccount                   2012      0.69         0.30 - 2.65          9.66 - 12.52
                                  2011      0.48         0.30 - 2.70      (12.22) - (4.37)
                                  2010      0.99         0.30 - 2.75          8.80 - 11.64
                                  2009      1.55         0.30 - 2.75         28.12 - 31.64

  MSF Frontier Mid Cap Growth     2013      1.18         0.30 - 2.70         18.97 - 32.23
     Subaccount                   2012        --         0.30 - 2.70          7.91 - 10.55
                                  2011      0.22         0.30 - 2.70       (5.78) - (3.37)
                                  2010        --         0.30 - 2.70         12.16 - 14.83
                                  2009      0.07         0.30 - 2.70         45.36 - 48.77

  MSF Jennison Growth             2013      0.39         0.30 - 2.60         33.22 - 36.59
     Subaccount                   2012      0.01         0.30 - 2.60        (4.86) - 15.21
                                  2011      0.11         0.30 - 2.60       (2.35) - (0.07)
                                  2010      0.46         0.30 - 2.60          8.51 - 10.94
                                  2009      0.04         0.30 - 2.60         36.00 - 39.13

  MSF Loomis Sayles Small Cap     2013      0.25         1.70 - 2.60         37.08 - 38.31
     Core Subaccount              2012        --         1.70 - 2.60         11.32 - 12.33
     (Commenced 5/4/2009)         2011        --         1.70 - 2.60       (2.22) - (1.35)
                                  2010        --         1.70 - 2.60         23.94 - 25.06
                                  2009        --         1.70 - 2.50         26.14 - 26.77

  MSF Met/Artisan Mid Cap         2013      0.80         1.40 - 2.10         33.67 - 34.61
     Value Subaccount             2012      0.81         1.40 - 2.10          9.25 - 10.02
     (Commenced 5/3/2010)         2011      0.77         1.40 - 2.10           4.30 - 5.04
                                  2010        --         1.40 - 2.10         14.63 - 15.44

  MSF Met/Dimensional             2013      1.77         1.70 - 2.50         24.45 - 25.45
     International Small Company  2012      0.49         1.70 - 2.50         14.98 - 15.91
     Subaccount                   2011      1.88         1.70 - 2.50     (18.35) - (17.63)
     (Commenced 5/4/2009)         2010      1.23         1.70 - 2.50         19.60 - 20.55
                                  2009        --         1.70 - 2.50         38.45 - 39.18

  MSF MetLife Conservative        2013      2.99         0.30 - 2.70           1.51 - 3.97
     Allocation Subaccount        2012      2.99         0.30 - 2.70           6.26 - 8.85
                                  2011      2.43         0.30 - 2.70           0.45 - 2.95
                                  2010      3.77         0.30 - 2.70           7.12 - 9.70
                                  2009      3.10         0.30 - 2.70         17.38 - 20.17



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     --------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                         UNITS       HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  -------------
  MSF MetLife Conservative to  2013    63,017,183      1.23 - 1.49     85,938,160
     Moderate Allocation       2012    69,601,690      1.13 - 1.35     86,810,589
     Subaccount                2011    75,138,747      1.05 - 1.22     85,251,503
                               2010    81,246,395      1.06 - 1.21     92,534,789
                               2009    86,062,934      0.98 - 1.09     89,073,057

  MSF MetLife Mid Cap Stock    2013     8,357,897     1.68 - 29.03     14,115,032
     Index Subaccount          2012     6,983,172             1.28      8,935,310
                               2011     6,867,767             1.10      7,567,180
                               2010     6,949,687             1.14      7,903,300
                               2009     6,859,089             0.91      6,254,414

  MSF MetLife Moderate         2013   325,210,824      1.21 - 1.51    449,109,725
     Allocation Subaccount     2012   342,679,345      1.06 - 1.72    406,247,240
                               2011   365,836,158      0.96 - 1.13    387,765,148
                               2010   393,118,303      1.00 - 1.15    427,765,478
                               2009   422,006,805      0.91 - 1.02    411,199,938

  MSF MetLife Moderate to      2013   281,259,764      1.21 - 1.50    392,110,510
     Aggressive Allocation     2012   301,438,988      1.00 - 1.21    341,958,464
     Subaccount                2011   320,193,265      0.89 - 1.05    318,588,616
                               2010   343,766,439      0.94 - 1.10    359,791,293
                               2009   385,002,457      0.85 - 0.96    356,369,177

  MSF MetLife Stock Index      2013   619,079,605     1.11 - 32.31  1,022,210,401
     Subaccount                2012   746,876,608     0.85 - 24.72    955,635,335
                               2011   660,304,058      0.78 - 3.51    710,740,551
                               2010   752,977,742      0.79 - 2.08    807,958,649
                               2009   956,309,555      0.70 - 1.82    894,068,941

  MSF MFS Total Return         2013   214,758,429      1.13 - 3.69    467,083,516
     Subaccount                2012   252,752,393      0.97 - 3.15    465,580,415
                               2011   300,786,307      0.90 - 2.86    499,287,986
                               2010   365,263,272      0.90 - 2.83    594,788,580
                               2009   424,517,109      0.85 - 2.61    636,362,549

  MSF MFS Value Subaccount     2013    76,198,106      1.18 - 2.39    152,814,296
                               2012    42,193,599      1.17 - 1.80     64,099,072
                               2011    48,193,344      1.11 - 1.58     63,956,024
                               2010    55,157,576      1.12 - 1.60     73,901,755
                               2009    58,644,242      1.02 - 1.47     71,463,612

  MSF MSCI EAFE Index          2013    29,240,272      1.09 - 2.63     66,367,832
     Subaccount                2012    31,591,933      0.91 - 2.18     59,212,775
                               2011    35,199,957      0.78 - 1.87     56,199,006
                               2010    39,250,929      0.91 - 2.16     72,320,627
                               2009    48,947,939      0.85 - 2.03     81,732,457

  MSF Neuberger Berman         2013    35,991,632      1.25 - 3.65     82,899,600
     Genesis Subaccount        2012        70,294      1.58 - 1.77        118,604
     (Commenced 5/2/2011)      2011        12,539      1.57 - 1.64         20,005



                                               FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  MSF MetLife Conservative to  2013      2.54         0.30 - 2.65          8.02 - 10.59
     Moderate Allocation       2012      2.94         0.30 - 2.65          8.53 - 11.13
     Subaccount                2011      2.07         0.30 - 2.65         (1.60) - 0.75
                               2010      3.47         0.30 - 2.65          8.59 - 11.14
                               2009      3.32         0.30 - 2.50         20.61 - 23.27

  MSF MetLife Mid Cap Stock    2013      1.09         0.30 - 1.25         16.63 - 31.49
     Index Subaccount          2012      1.02                1.25                 16.13
                               2011      0.93                1.25                (3.08)
                               2010      1.00                1.25                 24.67
                               2009      1.77                1.25                 35.31

  MSF MetLife Moderate         2013      1.95         0.30 - 2.75         14.78 - 17.63
     Allocation Subaccount     2012      2.31         0.00 - 2.75         10.15 - 13.24
                               2011      1.53         0.30 - 2.75       (4.00) - (1.65)
                               2010      2.63         0.30 - 2.75         10.02 - 12.81
                               2009      3.02         0.30 - 2.75         23.17 - 26.14

  MSF MetLife Moderate to      2013      1.46         0.30 - 2.60         21.12 - 23.94
     Aggressive Allocation     2012      1.91         0.30 - 2.60         12.41 - 15.04
     Subaccount                2011      1.42         0.30 - 2.55       (6.22) - (4.01)
                               2010      2.21         0.30 - 2.65         11.72 - 14.39
                               2009      2.58         0.30 - 2.65         25.71 - 28.72

  MSF MetLife Stock Index      2013      1.86         0.28 - 3.50         27.37 - 31.65
     Subaccount                2012      1.43         0.28 - 3.50         11.63 - 15.43
                               2011      1.65         0.28 - 3.50         (1.73) - 1.51
                               2010      1.80         0.28 - 3.50         10.69 - 14.51
                               2009      1.48         0.28 - 3.50         22.80 - 28.15

  MSF MFS Total Return         2013      2.45         0.30 - 2.75         15.48 - 18.40
     Subaccount                2012      2.74         0.30 - 2.75          8.27 - 11.03
                               2011      2.65         0.30 - 2.75         (0.60) - 1.87
                               2010      2.94         0.30 - 2.75           6.82 - 9.55
                               2009      4.24         0.30 - 2.75         15.10 - 18.01

  MSF MFS Value Subaccount     2013      1.08         0.30 - 2.65         16.93 - 35.32
                               2012      1.95         0.30 - 2.65         13.33 - 16.30
                               2011      1.61         0.30 - 2.70         (1.82) - 0.51
                               2010      1.45         0.30 - 2.70          8.31 - 11.16
                               2009        --         0.30 - 2.70         17.51 - 20.39

  MSF MSCI EAFE Index          2013      3.06         0.30 - 1.60         19.93 - 21.50
     Subaccount                2012      3.14         0.30 - 1.60         16.44 - 17.97
                               2011      2.51         0.30 - 1.60     (13.96) - (12.76)
                               2010      2.90         0.30 - 1.60           6.56 - 7.83
                               2009      4.32         0.30 - 1.60         26.52 - 28.27

  MSF Neuberger Berman         2013        --         0.30 - 2.65         24.17 - 35.86
     Genesis Subaccount        2012      0.12         1.70 - 2.60           6.92 - 7.89
     (Commenced 5/2/2011)      2011        --         1.70 - 2.10       (7.49) - (7.23)



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  MSF Russell 2000 Index         2013    31,268,599      1.96 - 4.45     123,574,772
     Subaccount                  2012    33,654,928      1.43 - 3.25      96,816,463
                                 2011    37,289,119      1.25 - 2.83      93,301,295
                                 2010    41,489,141      1.33 - 2.99     109,316,701
                                 2009    52,166,793      1.06 - 2.38     102,896,929

  MSF T. Rowe Price Large Cap    2013    32,411,409      1.43 - 2.60      54,003,653
     Growth Subaccount           2012    32,201,056      1.12 - 1.88      38,929,294
                                 2011    37,121,993      0.97 - 1.59      38,361,890
                                 2010    45,753,740      1.01 - 1.61      48,700,718
                                 2009    53,594,235      0.89 - 1.39      49,610,845

  MSF T. Rowe Price Small Cap    2013    55,991,286      1.62 - 3.32     125,245,594
     Growth Subaccount           2012    62,635,996      1.15 - 2.32      98,474,574
                                 2011    71,061,468      1.02 - 2.01      97,794,789
                                 2010    76,912,938      1.03 - 2.00     105,806,004
                                 2009    84,858,983      0.79 - 1.49      87,765,568

  MSF Western Asset              2013    27,649,077      1.19 - 2.91      44,979,001
     Management Strategic Bond   2012    33,573,093      1.21 - 2.91      55,654,805
     Opportunities Subaccount    2011    39,676,652      1.11 - 2.65      59,620,518
                                 2010     3,494,208      2.29 - 2.52       8,424,280
                                 2009     3,762,287      2.06 - 2.27       8,142,474

  MSF Western Asset              2013    73,690,565      1.07 - 2.54     109,839,169
     Management U.S. Government  2012    89,352,294      1.10 - 2.58     134,993,660
     Subaccount                  2011   101,794,264      1.07 - 2.53     148,935,292
                                 2010   125,335,567      1.04 - 2.42     173,254,111
                                 2009   140,576,689      1.00 - 2.31     185,790,047

  Pioneer VCT Disciplined        2013     7,809,700      1.27 - 1.40      10,612,641
     Value Subaccount            2012     9,719,668      1.02 - 1.11      10,469,380
                                 2011    10,856,888      0.94 - 1.02      10,766,616
                                 2010    13,452,820      1.01 - 1.07      14,111,087
                                 2009    14,948,808      0.94 - 1.00      14,626,585

  Pioneer VCT Emerging           2013     4,727,549      1.52 - 2.85      11,823,445
     Markets Subaccount          2012     5,609,487      1.58 - 2.96      14,604,398
                                 2011     6,504,758      1.39 - 2.69      15,409,987
                                 2010     8,376,046      1.86 - 3.58      26,221,434
                                 2009     9,315,020      1.65 - 3.15      25,836,006

  Pioneer VCT Equity Income      2013     8,854,373      1.55 - 2.19      18,092,864
     Subaccount                  2012    11,046,306      1.22 - 1.73      17,874,031
                                 2011    12,775,811      1.13 - 1.60      19,180,928
                                 2010    14,712,580      1.09 - 1.53      21,292,601
                                 2009    16,094,477      0.91 - 1.31      19,818,006

  Pioneer VCT Ibbotson Growth    2013   188,332,773      1.17 - 1.44     252,878,158
     Allocation Subaccount       2012   196,235,811      1.01 - 1.22     226,048,727
                                 2011   206,818,842      0.93 - 1.11     217,767,479
                                 2010   221,599,749      0.99 - 1.16     246,699,062
                                 2009   235,330,904      0.89 - 1.03     233,598,663



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  MSF Russell 2000 Index         2013      1.55         0.30 - 1.65         36.29 - 38.14
     Subaccount                  2012      1.16         0.30 - 1.65         14.44 - 16.00
                                 2011      1.08         0.30 - 1.65       (5.64) - (4.33)
                                 2010      1.17         0.30 - 1.65         24.90 - 26.48
                                 2009      2.08         0.30 - 1.65         23.86 - 25.64

  MSF T. Rowe Price Large Cap    2013      0.07         0.30 - 2.65         25.92 - 38.35
     Growth Subaccount           2012        --         0.30 - 2.65         15.56 - 18.32
                                 2011        --         0.30 - 2.65       (3.96) - (1.61)
                                 2010      0.07         0.30 - 2.65         13.72 - 16.38
                                 2009      0.34         0.30 - 2.65         39.25 - 42.59

  MSF T. Rowe Price Small Cap    2013      0.14         0.30 - 2.65         40.40 - 43.74
     Growth Subaccount           2012        --         0.30 - 2.65         12.86 - 15.56
                                 2011        --         0.30 - 2.65         (1.18) - 1.10
                                 2010        --         0.30 - 2.65         31.04 - 34.21
                                 2009      0.06         0.30 - 2.65         34.93 - 38.25

  MSF Western Asset              2013      4.97         1.17 - 2.60       (1.76) - (0.08)
     Management Strategic Bond   2012      3.46         1.17 - 2.60          8.42 - 10.19
     Opportunities Subaccount    2011      0.87         1.17 - 2.60           0.69 - 4.89
                                 2010      6.37         1.17 - 1.45         11.08 - 11.45
                                 2009      6.88         1.17 - 1.45         30.34 - 30.64

  MSF Western Asset              2013      2.23         0.15 - 2.45       (3.14) - (0.89)
     Management U.S. Government  2012      2.10         0.15 - 2.45           0.86 - 3.21
     Subaccount                  2011      1.53         0.15 - 2.45           2.95 - 5.33
                                 2010      2.75         0.15 - 2.45           3.23 - 5.63
                                 2009      4.76         0.15 - 2.45           1.78 - 4.15

  Pioneer VCT Disciplined        2013      1.50         1.50 - 2.75         25.11 - 26.68
     Value Subaccount            2012      0.99         1.50 - 2.75           7.58 - 8.94
                                 2011      0.73         1.50 - 2.75       (6.23) - (5.04)
                                 2010      0.59         1.50 - 2.75           6.31 - 7.64
                                 2009      0.78         1.50 - 2.75         12.54 - 14.01

  Pioneer VCT Emerging           2013      0.92         1.50 - 2.75       (4.84) - (3.65)
     Markets Subaccount          2012      0.21         1.50 - 2.75           8.61 - 9.99
                                 2011        --         1.50 - 2.75     (25.68) - (24.74)
                                 2010      0.31         1.50 - 2.75         12.48 - 13.89
                                 2009      0.89         1.50 - 2.75         69.34 - 71.42

  Pioneer VCT Equity Income      2013      2.26         1.50 - 2.60         25.53 - 26.92
     Subaccount                  2012      3.67         1.50 - 2.60           7.13 - 8.32
                                 2011      1.99         1.50 - 2.60           3.05 - 4.17
                                 2010      2.05         1.50 - 2.60         16.21 - 17.49
                                 2009      3.08         1.50 - 2.60         10.96 - 12.19

  Pioneer VCT Ibbotson Growth    2013      1.80         1.50 - 2.90         15.84 - 17.47
     Allocation Subaccount       2012      1.76         1.50 - 2.90          8.67 - 10.21
                                 2011      1.96         1.50 - 2.90       (6.07) - (4.73)
                                 2010      1.91         1.50 - 2.90         11.41 - 13.12
                                 2009      2.51         1.50 - 2.90         28.97 - 30.66



   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
            OF METLIFE INSURANCE COMPANY OF CONNECTICUT
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                        AS OF DECEMBER 31
                                         ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO           NET
                                             UNITS        HIGHEST ($)      ASSETS ($)
                                         ------------  ----------------  --------------
  Pioneer VCT Ibbotson             2013    88,427,725       1.19 - 1.43     118,420,640
     Moderate Allocation           2012    97,323,359       1.05 - 1.25     114,841,514
     Subaccount                    2011   107,898,072       0.97 - 1.13     116,552,439
                                   2010   119,014,176       1.02 - 1.18     134,202,065
                                   2009   127,523,679       0.92 - 1.05     129,177,322

  Pioneer VCT Mid Cap Value        2013    13,948,854       1.54 - 2.38      29,462,183
     Subaccount                    2012    17,566,894       1.19 - 1.82      28,565,653
                                   2011    21,724,375       1.10 - 1.67      32,437,470
                                   2010    27,106,926       1.21 - 1.80      43,769,962
                                   2009    31,686,148       0.95 - 1.55      43,949,273

  Pioneer VCT Real Estate          2013     4,679,392       1.52 - 2.50      10,515,684
     Shares Subaccount             2012     5,535,016       1.53 - 2.50      12,543,885
                                   2011     6,712,774       1.34 - 2.19      13,366,638
                                   2010     8,080,999       1.24 - 2.03      15,025,737
                                   2009     8,382,574       0.96 - 1.60      12,313,902

  UIF Growth Subaccount            2013     3,897,642       1.35 - 2.81       7,732,651
                                   2012     5,479,096       0.93 - 1.93       7,099,628
                                   2011     6,391,312       0.82 - 1.72       7,349,810
                                   2010     7,852,817       0.86 - 1.81       9,543,702
                                   2009     9,106,525       0.71 - 1.50       9,168,364

  UIF U.S. Real Estate Subaccount  2013     7,127,326       1.49 - 1.56      10,891,729
                                   2012     9,063,057       1.49 - 1.55      13,803,143
                                   2011    11,698,765       1.31 - 1.36      15,642,002
                                   2010    16,338,780       1.26 - 1.30      20,965,294
                                   2009    20,079,803       0.99 - 1.01      20,149,396

  Wells Fargo VT Small Cap         2013     1,429,790       1.73 - 2.70       2,776,008
     Value Subaccount              2012     1,781,119       1.53 - 2.37       3,080,263
                                   2011     2,074,209       1.36 - 2.09       3,218,582
                                   2010     2,391,673       1.48 - 2.27       4,028,620
                                   2009     2,853,960       1.28 - 1.95       4,195,513

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  Pioneer VCT Ibbotson             2013      2.31         1.50 - 2.85        12.97 - 14.51
     Moderate Allocation           2012      2.46         1.50 - 2.90          8.38 - 9.92
     Subaccount                    2011      2.52         1.50 - 2.90      (4.91) - (3.49)
                                   2010      2.54         1.50 - 2.90        10.65 - 12.23
                                   2009      3.43         1.50 - 2.90        27.74 - 29.49

  Pioneer VCT Mid Cap Value        2013      0.74         1.40 - 2.75        29.15 - 30.91
     Subaccount                    2012      0.84         1.40 - 2.75          7.80 - 9.28
                                   2011      0.65         1.40 - 2.75      (8.38) - (7.15)
                                   2010      0.89         1.40 - 2.75        14.65 - 16.27
                                   2009      1.29         1.40 - 2.75        21.93 - 23.45

  Pioneer VCT Real Estate          2013      2.09         1.50 - 2.65        (1.12) - 0.03
     Shares Subaccount             2012      2.10         1.50 - 2.65        13.04 - 14.35
                                   2011      2.18         1.50 - 2.60          6.90 - 8.11
                                   2010      2.45         1.50 - 2.60        25.25 - 26.68
                                   2009      4.45         1.50 - 2.60        28.17 - 29.57

  UIF Growth Subaccount            2013      0.46         1.40 - 2.50        44.42 - 46.02
                                   2012        --         1.40 - 2.50        11.54 - 12.78
                                   2011      0.11         1.40 - 2.60      (5.22) - (4.13)
                                   2010      0.12         1.40 - 2.60        19.72 - 21.27
                                   2009        --         1.40 - 2.60        61.13 - 63.27

  UIF U.S. Real Estate Subaccount  2013      1.09         1.40 - 1.90          0.13 - 0.63
                                   2012      0.85         1.40 - 1.90        13.65 - 14.22
                                   2011      0.84         1.40 - 1.90          3.96 - 4.46
                                   2010      2.17         1.40 - 1.90        27.45 - 28.11
                                   2009      3.29         1.40 - 1.90        25.92 - 26.59

  Wells Fargo VT Small Cap         2013      0.66         0.30 - 1.85        12.65 - 14.41
     Value Subaccount              2012      0.87         0.30 - 1.85        11.90 - 13.65
                                   2011      0.65         0.30 - 1.85      (8.95) - (7.58)
                                   2010      1.51         0.30 - 1.85        15.16 - 16.95
                                   2009      1.23         0.30 - 1.85        57.11 - 59.59

 1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series, or fund of the Trusts which may have unique investment income ratios.

 2 These amounts represent annualized contract expenses of the applicable
   Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

 3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                    Page
                                                                                                    ----
Report of Independent Registered Public Accounting Firm............................................   2
Financial Statements at December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012
  and 2011:
 Consolidated Balance Sheets.......................................................................   3
 Consolidated Statements of Operations.............................................................   4
 Consolidated Statements of Comprehensive Income (Loss)............................................   5
 Consolidated Statements of Stockholders' Equity...................................................   6
 Consolidated Statements of Cash Flows.............................................................   7
 Notes to the Consolidated Financial Statements....................................................   9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies......   9
     Note 2 -- Segment Information.................................................................  29
     Note 3 -- Dispositions........................................................................  35
     Note 4 -- Insurance...........................................................................  36
     Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-
       Related Intangibles.........................................................................  42
     Note 6 -- Reinsurance.........................................................................  46
     Note 7 -- Investments.........................................................................  53
     Note 8 -- Derivatives.........................................................................  76
     Note 9 -- Fair Value..........................................................................  88
     Note 10 -- Goodwill........................................................................... 114
     Note 11 -- Debt............................................................................... 116
     Note 12 -- Equity............................................................................. 117
     Note 13 -- Other Expenses..................................................................... 122
     Note 14 -- Income Tax......................................................................... 123
     Note 15 -- Contingencies, Commitments and Guarantees.......................................... 126
     Note 16 -- Related Party Transactions......................................................... 130
     Note 17 -- Subsequent Event................................................................... 130
Financial Statement Schedules at December 31, 2013 and 2012 and for the Years Ended December 31,
  2013, 2012 and 2011:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties.... 131
 Schedule II -- Condensed Financial Information (Parent Company Only).............................. 132
 Schedule III -- Consolidated Supplementary Insurance Information.................................. 136
 Schedule IV -- Consolidated Reinsurance........................................................... 138

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2013. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 28, 2014

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                            2013        2012
                                                                                         ----------- -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $43,477 and $46,005, respectively)................................................... $    45,252 $    50,968
 Equity securities available-for-sale, at estimated fair value (cost: $397 and $311,
   respectively)........................................................................         418         317
 Mortgage loans (net of valuation allowances of $34 and $35, respectively; includes
   $1,598 and $2,666, respectively, at estimated fair value, relating to variable
   interest entities)...................................................................       7,718       9,157
 Policy loans...........................................................................       1,219       1,216
 Real estate and real estate joint ventures.............................................         754         708
 Other limited partnership interests....................................................       2,130       1,848
 Short-term investments, principally at estimated fair value............................       2,107       2,576
 Other invested assets, principally at estimated fair value.............................       2,555       2,970
                                                                                         ----------- -----------
   Total investments....................................................................      62,153      69,760
Cash and cash equivalents, principally at estimated fair value..........................         746         895
Accrued investment income (includes $9 and $13, respectively, relating to variable
  interest entities)....................................................................         542         575
Premiums, reinsurance and other receivables.............................................      20,609      21,927
Deferred policy acquisition costs and value of business acquired........................       4,730       3,746
Current income tax recoverable..........................................................         192         135
Goodwill................................................................................         493         559
Other assets............................................................................         794         826
Separate account assets.................................................................      97,780      86,114
                                                                                         ----------- -----------
   Total assets......................................................................... $   188,039 $   184,537
                                                                                         =========== ===========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits.................................................................. $    27,991 $    27,583
Policyholder account balances...........................................................      33,453      36,976
Other policy-related balances...........................................................       3,164       3,138
Payables for collateral under securities loaned and other transactions..................       6,451       8,399
Long-term debt (includes $1,461 and $2,559, respectively, at estimated fair value,
  relating to variable interest entities)...............................................       2,251       3,350
Deferred income tax liability...........................................................       1,385       1,870
Other liabilities (includes $7 and $13, respectively, relating to variable interest
  entities).............................................................................       6,776       6,547
Separate account liabilities............................................................      97,780      86,114
                                                                                         ----------- -----------
   Total liabilities....................................................................     179,251     173,977
                                                                                         ----------- -----------
Contingencies, Commitments and Guarantees (Note 15)
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317
  shares issued and outstanding at December 31, 2013 and 2012...........................          86          86
Additional paid-in capital..............................................................       6,737       6,718
Retained earnings.......................................................................       1,076       1,356
Accumulated other comprehensive income (loss)...........................................         889       2,400
                                                                                         ----------- -----------
   Total stockholders' equity...........................................................       8,788      10,560
                                                                                         ----------- -----------
   Total liabilities and stockholders' equity........................................... $   188,039 $   184,537
                                                                                         =========== ===========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                        2013      2012      2011
                                                                      --------- --------- ---------
Revenues
Premiums............................................................. $     606 $   1,261 $   1,828
Universal life and investment-type product policy fees...............     2,336     2,261     1,956
Net investment income................................................     2,852     2,952     3,074
Other revenues.......................................................       592       511       508
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.......       (9)      (52)      (42)
 Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income (loss)..................      (11)         3       (5)
 Other net investment gains (losses).................................       102       201        82
                                                                      --------- --------- ---------
   Total net investment gains (losses)...............................        82       152        35
 Net derivative gains (losses).......................................   (1,052)     1,003     1,096
                                                                      --------- --------- ---------
     Total revenues..................................................     5,416     8,140     8,497
                                                                      --------- --------- ---------
Expenses
Policyholder benefits and claims.....................................     1,707     2,389     2,660
Interest credited to policyholder account balances...................     1,037     1,147     1,189
Goodwill impairment..................................................        66       394        --
Other expenses.......................................................     1,659     2,720     2,981
                                                                      --------- --------- ---------
     Total expenses..................................................     4,469     6,650     6,830
                                                                      --------- --------- ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       947     1,490     1,667
Provision for income tax expense (benefit)...........................       227       372       493
                                                                      --------- --------- ---------
Income (loss) from continuing operations, net of income tax..........       720     1,118     1,174
Income (loss) from discontinued operations, net of income tax........        --         8        --
                                                                      --------- --------- ---------
Net income (loss).................................................... $     720 $   1,126 $   1,174
                                                                      ========= ========= =========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                         2013       2012      2011
                                                                      ----------- --------- ---------
Net income (loss).................................................... $       720 $   1,126 $   1,174
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........     (2,094)       850     2,074
 Unrealized gains (losses) on derivatives............................       (204)         4       347
 Foreign currency translation adjustments............................          28        88      (16)
                                                                      ----------- --------- ---------
Other comprehensive income (loss), before income tax.................     (2,270)       942     2,405
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................         759     (313)     (851)
                                                                      ----------- --------- ---------
Other comprehensive income (loss), net of income tax.................     (1,511)       629     1,554
                                                                      ----------- --------- ---------
Comprehensive income (loss).......................................... $     (791) $   1,755 $   2,728
                                                                      =========== ========= =========

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholders' Equity
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                           Accumulated Other Comprehensive Income (Loss)
                                                           ---------------------------------------------
                                                                Net                          Foreign
                                    Additional               Unrealized      Other-Than-    Currency         Total
                             Common  Paid-in    Retained     Investment       Temporary    Translation   Stockholders'
                             Stock   Capital    Earnings   Gains (Losses)    Impairments   Adjustments      Equity
                             ------ ---------- ----------- --------------    -----------   -----------   -------------
Balance at December 31,
  2010 (1).................. $   86 $   6,719  $       424  $       393      $     (51)     $   (125)     $     7,446
Dividend paid to MetLife....                         (517)                                                      (517)
Capital contribution........                1                                                                       1
Return of capital (Note 12).             (47)                                                                    (47)
Net income (loss)...........                         1,174                                                      1,174
Other comprehensive income
  (loss), net of income tax.                                      1,591            (23)          (14)           1,554
                             ------ ---------  -----------  -----------      ----------     ---------     -----------
Balance at December 31, 2011     86     6,673        1,081        1,984            (74)         (139)           9,611
Dividend of subsidiary
  (Note 3)..................                         (347)                                                      (347)
Dividend paid to MetLife....                         (504)                                                      (504)
Capital contribution........               45                                                                      45
Net income (loss)...........                         1,126                                                      1,126
Other comprehensive income
  (loss), net of income
  tax (2)...................                                        503              36            90             629
                             ------ ---------  -----------  -----------      ----------     ---------     -----------
Balance at December 31, 2012     86     6,718        1,356        2,487            (38)          (49)          10,560
Dividend paid to MetLife....                       (1,000)                                                    (1,000)
Capital contribution........               19                                                                      19
Net income (loss)...........                           720                                                        720
Other comprehensive income
  (loss), net of income tax.                                    (1,549)              12            26         (1,511)
                             ------ ---------  -----------  -----------      ----------     ---------     -----------
Balance at December 31, 2013 $   86 $   6,737  $     1,076  $       938      $     (26)     $    (23)     $     8,788
                             ====== =========  ===========  ===========      ==========     =========     ===========

--------
(1)Includes amounts related to prior period adjustments to Retained Earnings of ($33) million. See Note 1.
(2)Includes amounts related to dividend of subsidiary. See Notes 3 and 12.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                           2013        2012        2011
                                                                                        ----------- ----------- -----------
Cash flows from operating activities
Net income (loss)...................................................................... $       720 $     1,126 $     1,174
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...............................................          33          31          37
  Amortization of premiums and accretion of discounts associated with investments, net.       (167)       (168)       (152)
  (Gains) losses on investments and derivatives and from sales of businesses, net......       1,108     (1,043)     (1,160)
  (Income) loss from equity method investments, net of dividends or distributions......        (78)        (42)        (23)
  Interest credited to policyholder account balances...................................       1,037       1,147       1,189
  Universal life and investment-type product policy fees...............................     (2,336)     (2,261)     (1,956)
  Goodwill impairment..................................................................          66         394          --
  Change in fair value option securities...............................................          --       (602)     (1,483)
  Change in accrued investment income..................................................          77          66          51
  Change in premiums, reinsurance and other receivables................................     (1,355)     (1,197)     (1,202)
  Change in deferred policy acquisition costs and value of business acquired, net......       (553)         182       (207)
  Change in income tax.................................................................         213         630         537
  Change in other assets...............................................................       1,836       1,499       1,386
  Change in insurance-related liabilities and policy-related balances..................       1,144       1,863       1,958
  Change in other liabilities..........................................................         847         804         406
  Other, net...........................................................................         141          53          67
                                                                                        ----------- ----------- -----------
Net cash provided by (used in) operating activities....................................       2,733       2,482         622
                                                                                        ----------- ----------- -----------
Cash flows from investing activities
  Sales, maturities and repayments of:
   Fixed maturity securities...........................................................      18,718      14,394      17,348
   Equity securities...................................................................          67          50         168
   Mortgage loans......................................................................       2,292       1,447         993
   Real estate and real estate joint ventures..........................................         104          72          26
   Other limited partnership interests.................................................         153         223         256
  Purchases of:
   Fixed maturity securities...........................................................    (15,841)    (15,706)    (17,127)
   Equity securities...................................................................       (133)        (58)        (27)
   Mortgage loans......................................................................       (882)       (807)     (1,357)
   Real estate and real estate joint ventures..........................................       (201)       (225)        (72)
   Other limited partnership interests.................................................       (363)       (341)       (378)
  Cash received in connection with freestanding derivatives............................         111         414         397
  Cash paid in connection with freestanding derivatives................................       (720)       (335)       (478)
  Dividend of subsidiary...............................................................          --        (53)          --
  Issuances of loans to affiliates.....................................................       (500)          --       (430)
  Net change in policy loans...........................................................         (3)        (13)        (13)
  Net change in short-term investments.................................................         471       (155)     (1,347)
  Net change in other invested assets..................................................        (47)        (54)        (12)
  Other, net...........................................................................           3          --           1
                                                                                        ----------- ----------- -----------
Net cash provided by (used in) investing activities.................................... $     3,229 $   (1,147) $   (2,052)
                                                                                        ----------- ----------- -----------

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (Continued)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                              2013        2012        2011
                                                                                           ----------- ----------- -----------
Cash flows from financing activities
  Policyholder account balances:
   Deposits............................................................................... $    13,770 $    14,785 $    20,496
   Withdrawals............................................................................    (15,899)    (15,493)    (19,404)
  Net change in payables for collateral under securities loaned and other transactions....     (1,948)         320        (24)
  Long-term debt repaid...................................................................     (1,009)       (482)       (385)
  Financing element on certain derivative instruments.....................................        (29)         180         129
  Return of capital.......................................................................          --          --        (47)
  Dividends on common stock...............................................................     (1,000)       (504)       (517)
                                                                                           ----------- ----------- -----------
Net cash provided by (used in) financing activities.......................................     (6,115)     (1,194)         248
                                                                                           ----------- ----------- -----------
Effect of change in foreign currency exchange rates on cash and cash equivalents balances.           4           9         (1)
                                                                                           ----------- ----------- -----------
Change in cash and cash equivalents.......................................................       (149)         150     (1,183)
Cash and cash equivalents, beginning of year..............................................         895         745       1,928
                                                                                           ----------- ----------- -----------
Cash and cash equivalents, end of year.................................................... $       746 $       895 $       745
                                                                                           =========== =========== ===========
Supplemental disclosures of cash flow information
  Net cash paid (received) for:
   Interest............................................................................... $       194 $       232 $       406
                                                                                           =========== =========== ===========
   Income tax............................................................................. $       (1) $     (226) $      (47)
                                                                                           =========== =========== ===========
  Non-cash transactions:
  Disposal of subsidiary: (1)
   Assets disposed........................................................................ $        -- $     4,857 $        --
   Liabilities disposed...................................................................          --     (4,567)          --
                                                                                           ----------- ----------- -----------
   Net assets disposed....................................................................          --         290          --
   Cash disposed..........................................................................          --        (53)          --
   Dividend of interests in subsidiary....................................................          --       (237)          --
                                                                                           ----------- ----------- -----------
   (Gain) loss on dividend of interests in subsidiary..................................... $        -- $        -- $        --
                                                                                           =========== =========== ===========
  Capital contribution from MetLife, Inc.................................................. $        19 $        45 $        --
                                                                                           =========== =========== ===========
  Real estate and real estate joint ventures acquired in satisfaction of debt............. $        -- $        50 $         5
                                                                                           =========== =========== ===========

--------

(1)See Note 3.

       See accompanying notes to the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). MetLife Insurance Company of Connecticut is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

  The Company is organized into two segments: Retail and Corporate Benefit Funding.

  In the second quarter of 2013, MetLife announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged are MetLife Insurance Company of Connecticut, MLI-USA and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MetLife Insurance Company of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Effective January 1, 2014, following receipt of New York State Department of Financial Services ("Department of Financial Services") approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with Metropolitan Life Insurance Company ("MLIC"), an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature. As a result of the reinsurance agreements, MetLife Insurance Company of Connecticut recorded a reinsurance recoverable, included in premiums, reinsurance and other receivables, of $545 million and a funds withheld liability, included in other liabilities, of $97 million, and transferred cash and investments of $448 million to MLIC. On December 31, 2013, MetLife Insurance Company of Connecticut deposited investments with an estimated fair market value of $6.3 billion into a custodial account, which became restricted to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance on January 1, 2014. In anticipation of establishing the custodial account with qualifying investments, MetLife Insurance Company of Connecticut transferred investments with an estimated fair value of $739 million and cash of $12 million to MLIC and received from MLIC qualifying investments with an estimated fair value of $751 million in the fourth quarter of 2013. See Note 7. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Consolidation

   The accompanying consolidated financial statements include the accounts of MetLife Insurance Company of Connecticut and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Discontinued Operations

   The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. In order to qualify for a discontinued operation, the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company, and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    . investments are directed by the contractholder; and . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account. Unit-linked separate account investments that are directed by contractholders but do not meet one or more of the other above criteria are included in fair value option ("FVO") securities. See Note 3.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

   Adjustments to Prior Periods

    During the fourth quarter of 2013, the Company determined to adjust certain prior period results to correct the following:

    . Certain prior years' acquisition costs related to variable annuity sales were incorrectly allocated to an affiliate. Such costs, net of deferred policy acquisition costs ("DAC"), were $57 million, $66 million, and $52 million for 2012, 2011 and 2010, respectively.

    . A DAC recoverability write-off of $111 million associated with term life and universal life secondary guarantees business sold in 2012 was not recorded as of December 31, 2012.

    . The fair value of a bifurcated embedded derivative associated with a reinsurance agreement was overstated by $23 million for 2011.

    . Policyholder benefits and claims and other expenses were overstated in 2012 by $6 million and $23 million, respectively, due to an adjustment in the modeling of dynamic lapses in certain variable annuity products.

    .  Tax valuation allowances were understated by $22 million for 2012.

    . A non-cash transaction relating to a pension closeout sale was incorrectly recorded as an increase of $312 million in net cash provided by operating activities with an offsetting impact on net cash used in investing activities for 2011.

    Management evaluated the materiality of these adjustments quantitatively and qualitatively and concluded that they were not material to any prior periods' annual or quarterly financial statements, however, unadjusted amounts as of December 31, 2012 would have had a significant effect on the results of operations for 2013 if they were recorded in 2013. Accordingly, the Company has revised its previously reported financial statements for prior annual periods for the items listed above, including the related tax impacts, as detailed below. The effects of the adjustments were immaterial to quarterly financial information reported in each of the interim condensed consolidated financial statements in 2012 and 2013, since the most significant adjustments occurred in the fourth quarter of 2012. As a result, such previously reported quarterly financial information has not been adjusted, and we do not plan to amend prior quarterly filings.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The impact of the adjustments is shown in the tables below:

                                                                      December 31, 2012
                                                                     -------------------
                                                                         As
                                                                     Previously    As
Consolidated Balance Sheets                                           Reported  Adjusted
-------------------------------------------------------------------- ---------- --------
                                                                        (In millions)
Assets
   Premiums, reinsurance and other receivables......................  $ 22,143  $ 21,927
   Deferred policy acquisition costs and value of business acquired.  $  3,793  $  3,746
   Other assets.....................................................  $    822  $    826
   Total assets.....................................................  $184,796  $184,537
Liabilities
   Future policy benefits...........................................  $ 27,585  $ 27,583
   Deferred income tax liability....................................  $  1,938  $  1,870
   Total liabilities................................................  $174,047  $173,977
Stockholders' Equity
   Retained earnings................................................  $  1,545  $  1,356
   Total stockholders' equity.......................................  $ 10,749  $ 10,560
   Total liabilities and stockholders' equity.......................  $184,796  $184,537

                                                                                   December 31,
                                                                      ---------------------------------------
                                                                             2012                2011
                                                                      ------------------- -------------------
                                                                          As                  As
                                                                      Previously    As    Previously    As
Consolidated Statements of Operations                                  Reported  Adjusted  Reported  Adjusted
--------------------------------------------------------------------- ---------- -------- ---------- --------
                                                                                   (In millions)
Revenues
   Net derivative gains (losses).....................................   $  980    $1,003    $1,119    $1,096
   Total revenues....................................................   $8,117    $8,140    $8,520    $8,497
Expenses
   Policyholder benefits and claims..................................   $2,395    $2,389    $2,660       N/A
   Other expenses....................................................   $2,575    $2,720    $2,915    $2,981
   Total expenses....................................................   $6,511    $6,650    $6,764    $6,830
Income (loss) from continuing operations before provision for income
  tax................................................................   $1,606    $1,490    $1,756    $1,667
Provision for income tax expense (benefit)...........................   $  391    $  372    $  523    $  493
Income (loss) from continuing operations, net of income tax..........   $1,215    $1,118    $1,233    $1,174
Net income (loss)....................................................   $1,223    $1,126    $1,233    $1,174

                                                                     December 31,
                                                        ---------------------------------------
                                                               2012                2011
                                                        ------------------- -------------------
                                                            As                  As
                                                        Previously    As    Previously    As
Consolidated Statements of Comprehensive Income (Loss)   Reported  Adjusted  Reported  Adjusted
------------------------------------------------------  ---------- -------- ---------- --------
                                                                     (In millions)
             Net income (loss).........................   $1,223    $1,126    $1,233    $1,174
             Comprehensive income (loss)...............   $1,852    $1,755    $2,787    $2,728

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


                                                           As
                                                       Previously    As
      Consolidated Statements of Stockholders' Equity   Reported  Adjusted
      -----------------------------------------------  ---------- --------
                                                          (In millions)
             Retained Earnings
               Balance at December 31, 2010...........  $   457   $   424
                Net income (loss).....................  $ 1,233   $ 1,174
               Balance at December 31, 2011...........  $ 1,173   $ 1,081
                Net income (loss).....................  $ 1,223   $ 1,126
               Balance at December 31, 2012...........  $ 1,545   $ 1,356
             Total Stockholders' Equity
               Balance at December 31, 2010...........  $ 7,479   $ 7,446
               Balance at December 31, 2011...........  $ 9,703   $ 9,611
               Balance at December 31, 2012...........  $10,749   $10,560

                                                                                   December 31,
-                                                                    ---------------------------------------
                                                                            2012                 2011
                                                                     ------------------  -------------------
                                                                         As                  As
                                                                     Previously    As    Previously    As
Consolidated Statements of Cash Flows                                 Reported  Adjusted  Reported  Adjusted
-------------------------------------------------------------------  ---------- -------- ---------- --------
                                                                                  (In millions)
Cash flows from operating activities
   Net income (loss)................................................  $ 1,223   $ 1,126   $  1,233  $  1,174
   (Gains) losses on investments and derivatives and from sales of businesses, net................................................  $(1,020)  $(1,043)  $ (1,183) $ (1,160)
   Change in premiums, reinsurance and other receivables............  $(1,229)  $(1,197)  $ (1,288) $ (1,202)
   Change in deferred policy acquisition costs and value of
     business acquired, net.........................................  $    69   $   182   $   (187) $   (207)
   Change in income tax.............................................  $   649   $   630   $    567  $    537
   Change in other assets...........................................  $ 1,503   $ 1,499        N/A       N/A
   Change in insurance-related liabilities and policy-related
     balances.......................................................  $ 1,865   $ 1,863   $  2,307  $  1,958
   Other, net.......................................................      N/A       N/A   $     30  $     67
   Net cash provided by (used in) operating activities..............      N/A       N/A   $    934  $    622
Cash flows from investing activities
   Purchases of fixed maturity securities...........................      N/A       N/A   $(17,439) $(17,127)
   Net cash provided by (used in) investing activities..............      N/A       N/A   $ (2,364) $ (2,052)

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

--------------------------------------------------------------------------------------------------------
Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                            4
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles   5
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                          6
--------------------------------------------------------------------------------------------------------
Investments                                                                                          7
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                          8
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                           9
--------------------------------------------------------------------------------------------------------
Goodwill                                                                                             10
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                           14
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                             15

 Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues directly and assumes through reinsurance, certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance and policyholder dividends due and unpaid.

    The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premiums received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and
    . in limited circumstances, the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

   All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

   Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

 -----------------------------------------------------------------------------
 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Nonparticipating and                Historic actual and expected future
    non-dividend-paying traditional     gross premiums.
    contracts (primarily term
    insurance)
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts
 -----------------------------------------------------------------------------

   See Note 5 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

   Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income on investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

  Fixed Maturity and Equity Securities

    The majority of the Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 7.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

    Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the FVO was elected. These mortgage loans are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Real Estate

    Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income associated with such real estate is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held for sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

  Real Estate Joint Ventures and Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and for investments in real estate joint ventures and other limited partnership interests ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Freestanding derivatives with positive estimated fair values are described in "-- Derivatives" below.
    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Tax credit and renewable energy partnerships derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.
    . Leveraged leases are recorded net of non-recourse debt. Income on leveraged leases is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.
    . Investments in joint ventures that engage in insurance underwriting activities are accounted for under the equity method.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

 -----------------------------------------------------------------------------
 Statement of Operations Presentation:  Derivative:
 -----------------------------------------------------------------------------
 Policyholder benefits and claims       .  Economic hedges of variable
                                           annuity guarantees included in
                                           future policy benefits
 -----------------------------------------------------------------------------
 Net investment income                  .  Economic hedges of equity method
                                           investments in joint ventures
 -----------------------------------------------------------------------------

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

    . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) -- in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.
    . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) -- effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

    . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
    . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions for certain reporting units may have a significant impact on the estimated fair value of these reporting units and could result in future impairments of goodwill.

 Employee Benefit Plans

  Pension, postretirement and postemployment benefits are provided to associates under plans sponsored and administered by MLIC, an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Income Tax

   MetLife Insurance Company of Connecticut and all of its includable subsidiaries join with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to MetLife Insurance Company of Connecticut and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If MetLife Insurance Company of Connecticut or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by MetLife Insurance Company of Connecticut and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if MetLife Insurance Company of Connecticut or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Property, Equipment, Leasehold Improvements and Computer Software

    Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2013 and 2012.

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $200 million and $185 million at December 31, 2013 and 2012, respectively. Accumulated amortization of capitalized software was $97 million and $92 million at December 31, 2013 and 2012, respectively. Related amortization expense was $5 million, $10 million and $17 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  Other Revenues

    Other revenues include, in addition to items described elsewhere herein, advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Foreign Currency

    Assets, liabilities and operations of foreign affiliates and subsidiaries are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate ("LIBOR"). Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 12.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 8.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance on goodwill impairment testing that simplifies how an entity tests goodwill for impairment. This new guidance allows an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The qualitative assessment is optional and the Company is permitted to bypass it for any reporting unit in any period and begin its impairment analysis with the quantitative calculation. The Company is permitted to perform the qualitative assessment in any subsequent period.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 9.

Future Adoption of New Accounting Pronouncements

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, Foreign Currency Matters (Topic
830): Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, Foreign Currency Matters -- Translation of Financial Statements, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, Derecognition, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

2. Segment Information

  The Company is organized into two segments: Retail and Corporate Benefit Funding. In addition, the Company reports certain of its results of operations in Corporate & Other.

Retail

  The Retail segment offers a broad range of protection products and a variety of annuities primarily to individuals, and is organized into two businesses:
Annuities and Life & Other. Annuities includes a variety of variable, fixed and indexed annuities which provide for both asset accumulation and asset distribution needs. Life & Other insurance products and services include variable life, universal life, term life and whole life products, as well as individual disability income products. Additionally, through broker-dealer affiliates, the Company offers a full range of mutual funds and other securities products.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


Corporate Benefit Funding

  The Corporate Benefit Funding segment offers a broad range of annuity and investment products, including guaranteed interest products and other stable value products, income annuities, and separate account contracts for the investment management of defined benefit and defined contribution plan assets. This segment also includes structured settlements and certain products to fund company-, bank- or trust-owned life insurance used to finance non-qualified benefit programs for executives.

Corporate & Other

  Corporate & Other contains the excess capital not allocated to the segments, various start-up businesses, including direct and digital marketing products, run-off businesses, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts.

Financial Measures and Segment Accounting Policies

  Operating earnings is the measure of segment profit or loss the Company uses to evaluate segment performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is the Company's measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for income (loss) from continuing operations, net of income tax. The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business.

  Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

  Operating revenues excludes net investment gains (losses) and net derivative gains (losses). Operating expenses excludes goodwill impairments.

  The following additional adjustments are made to GAAP revenues, in the line items indicated, in calculating operating revenues:

    . Universal life and investment-type product policy fees excludes the amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees"); and

    . Net investment income: (i) includes amounts for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment, (ii) includes income from discontinued real estate operations, (iii) excludes post-tax operating earnings adjustments relating to insurance joint ventures accounted for under the equity method, (iv) excludes certain amounts related to contractholder-directed unit-linked investments, and
       (v) excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following additional adjustments are made to GAAP expenses, in the line items indicated, in calculating operating expenses:

    . Policyholder benefits and claims excludes: (i) amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, (ii) benefits and hedging costs related to GMIBs ("GMIB Costs"), and (iii) market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments");

    . Interest credited to policyholder account balances includes adjustments for scheduled periodic settlement payments and amortization of premium on derivatives that are hedges of PABs but do not qualify for hedge accounting treatment and excludes amounts related to net investment income earned on contractholder-directed unit-linked investments;

    . Amortization of DAC and VOBA excludes amounts related to: (i) net investment gains (losses) and net derivative gains (losses), (ii) GMIB Fees and GMIB Costs, and (iii) Market Value Adjustments;

    . Interest expense on debt excludes certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

    . Other expenses excludes costs related to: (i) implementation of new insurance regulatory requirements, and (ii) acquisition and integration costs.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2013, 2012 and 2011 and at December 31, 2013 and 2012. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's and the Company's business.

   MetLife's economic capital model aligns segment allocated equity with emerging standards and consistent risk principles. The model applies statistics-based risk evaluation principles to the material risks to which the Company is exposed. These consistent risk principles include calibrating required economic capital shock factors to a specific confidence level and time horizon and applying an industry standard method for the inclusion of diversification benefits among risk types.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income, operating earnings or income
 (loss) from continuing operations, net of income tax.

   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                  Operating Earnings
                                                         -------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate                         Total
Year Ended December 31, 2013                              Retail   Funding   & Other   Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- --------- -------- ----------- ------------
                                                                                 (In millions)
Revenues
Premiums................................................ $    387  $   184   $    35  $    606 $       --   $      606
Universal life and investment-type product policy fees..    2,155       35        --     2,190        146        2,336
Net investment income...................................    1,614    1,162       112     2,888       (36)        2,852
Other revenues..........................................      587        5        --       592         --          592
Net investment gains (losses)...........................       --       --        --        --         82           82
Net derivative gains (losses)...........................       --       --        --        --    (1,052)      (1,052)
                                                         --------  -------   -------  -------- ----------   ----------
  Total revenues........................................    4,743    1,386       147     6,276      (860)        5,416
                                                         --------  -------   -------  -------- ----------   ----------
Expenses
Policyholder benefits and claims........................      737      749        14     1,500        207        1,707
Interest credited to policyholder account balances......      906      136        --     1,042        (5)        1,037
Goodwill impairment.....................................       --       --        --        --         66           66
Capitalization of DAC...................................    (475)      (2)      (27)     (504)         --        (504)
Amortization of DAC and VOBA............................      552        5         1       558      (508)           50
Interest expense on debt................................       --       --        68        68        122          190
Other expenses..........................................    1,816       36        71     1,923         --        1,923
                                                         --------  -------   -------  -------- ----------   ----------
  Total expenses........................................    3,536      924       127     4,587      (118)        4,469
                                                         --------  -------   -------  -------- ----------   ----------
Provision for income tax expense (benefit)..............      395      162      (86)       471      (244)          227
                                                         --------  -------   -------  -------- ----------   ----------
Operating earnings...................................... $    812  $   300   $   106     1,218
                                                         ========  =======   =======
Adjustments to:.........................................
  Total revenues........................................                                 (860)
  Total expenses........................................                                   118
  Provision for income tax (expense) benefit............                                   244
                                                                                      --------
Income (loss) from continuing operations, net of income
 tax....................................................                              $    720              $      720
                                                                                      ========              ==========

                                            Corporate
                                             Benefit  Corporate &
   At December 31, 2013            Retail    Funding     Other      Total
   ----------------------------- ---------- --------- ----------- ----------
                                                (In millions)
   Total assets................. $  146,515 $  30,822  $  10,702  $  188,039
   Separate account assets...... $   95,692 $   2,088  $      --  $   97,780
   Separate account liabilities. $   95,692 $   2,088  $      --  $   97,780

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


                                                                   Operating Earnings
                                                         ---------------------------------------
                                                                  Corporate
                                                                   Benefit  Corporate &                         Total
Year Ended December 31, 2012                              Retail   Funding     Other     Total   Adjustments Consolidated
-------------------------------------------------------- -------- --------- ----------- -------- ----------- ------------
                                                                                  (In millions)
Revenues
Premiums................................................ $    498 $    629   $    134   $  1,261 $       --  $     1,261
Universal life and investment-type product policy fees..    2,081       29         14      2,124        137        2,261
Net investment income...................................    1,525    1,167        185      2,877         75        2,952
Other revenues..........................................      505        6         --        511         --          511
Net investment gains (losses)...........................       --       --         --         --        152          152
Net derivative gains (losses)...........................       --       --         --         --      1,003        1,003
                                                         -------- --------   --------   -------- ----------  -----------
  Total revenues........................................    4,609    1,831        333      6,773      1,367        8,140
                                                         -------- --------   --------   -------- ----------  -----------
Expenses
Policyholder benefits and claims........................      738    1,161        128      2,027        362        2,389
Interest credited to policyholder account balances......      943      162         --      1,105         42        1,147
Goodwill impairment.....................................       --       --         --         --        394          394
Capitalization of DAC...................................    (848)      (5)       (33)      (886)         --        (886)
Amortization of DAC and VOBA............................      666       10          2        678        357        1,035
Interest expense on debt................................       --       --         68         68        163          231
Other expenses..........................................    2,229       39         66      2,334          6        2,340
                                                         -------- --------   --------   -------- ----------  -----------
  Total expenses........................................    3,728    1,367        231      5,326      1,324        6,650
                                                         -------- --------   --------   -------- ----------  -----------
Provision for income tax expense (benefit)..............      332      162       (30)        464       (92)          372
                                                         -------- --------   --------   --------             -----------
Operating earnings...................................... $    549 $    302   $    132        983
                                                         ======== ========   ========
Adjustments to:
  Total revenues........................................                                   1,367
  Total expenses........................................                                 (1,324)
  Provision for income tax (expense) benefit............                                      92
                                                                                        --------
Income (loss) from continuing operations, net of income
 tax....................................................                                $  1,118             $     1,118
                                                                                        ========             ===========

                                             Corporate
                                              Benefit  Corporate
    At December 31, 2012            Retail    Funding   & Other    Total
    ----------------------------- ---------- --------- --------- ----------
                                                (In millions)

    Total assets................. $  136,074  $33,140  $  15,323 $  184,537
    Separate account assets...... $   84,106  $ 2,008  $      -- $   86,114
    Separate account liabilities. $   84,106  $ 2,008  $      -- $   86,114

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)

                                                                    Operating Earnings
                                                         -----------------------------------------
                                                                    Corporate
                                                                     Benefit  Corporate                           Total
Year Ended December 31, 2011                               Retail    Funding   & Other    Total    Adjustments Consolidated
-------------------------------------------------------- ---------- --------- --------- ---------- ----------- ------------
                                                                                   (In millions)
Revenues
Premiums................................................ $      710  $  1,071  $     47 $    1,828 $        --  $     1,828
Universal life and investment-type product policy fees..      1,764        34        36      1,834         122        1,956
Net investment income...................................      1,423     1,175       181      2,779         295        3,074
Other revenues..........................................        502         5         1        508          --          508
Net investment gains (losses)...........................         --        --        --         --          35           35
Net derivative gains (losses)...........................         --        --        --         --       1,096        1,096
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total revenues........................................      4,399     2,285       265      6,949       1,548        8,497
                                                         ----------  --------  -------- ---------- -----------  -----------
Expenses
Policyholder benefits and claims........................        896     1,598        46      2,540         120        2,660
Interest credited to policyholder account balances......        988       180        --      1,168          21        1,189
Goodwill impairment.....................................         --        --        --         --          --           --
Capitalization of DAC...................................    (1,301)       (7)      (57)    (1,365)          --      (1,365)
Amortization of DAC and VOBA............................        791         4         6        801         358        1,159
Interest expense on debt................................         --        --        67         67         322          389
Other expenses..........................................      2,568        42       163      2,773          25        2,798
                                                         ----------  --------  -------- ---------- -----------  -----------
  Total expenses........................................      3,942     1,817       225      5,984         846        6,830
                                                         ----------  --------  -------- ---------- -----------  -----------
Provision for income tax expense (benefit)..............        161       164      (70)        255         238          493
                                                         ----------  --------  -------- ----------              -----------
Operating earnings...................................... $      296  $    304  $    110        710
                                                         ==========  ========  ========
Adjustments to:
  Total revenues........................................                                     1,548
  Total expenses........................................                                     (846)
  Provision for income tax (expense) benefit............                                     (238)
                                                                                        ----------
Income (loss) from continuing operations, net of income
 tax....................................................                                $    1,174              $     1,174
                                                                                        ==========              ===========

  The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                           Years Ended December 31,
                                          --------------------------
                                            2013     2012     2011
                                          -------- -------- --------
                                                (In millions)
           Life insurance (1)............ $  3,528 $  4,026 $  4,285
           Accident and health insurance.        6        7        7
                                          -------- -------- --------
            Total........................ $  3,534 $  4,033 $  4,292
                                          ======== ======== ========

--------

(1) Includes annuities and corporate benefit funding products.

  Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2013, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

2. Segment Information (continued)


  The following table presents total premiums, universal life and investment-type product policy fees and other revenues associated with the Company's U.S. and foreign operations:

                                    Years Ended December 31,
                                   --------------------------
                                     2013     2012     2011
                                   -------- -------- --------
                                         (In millions)
                  U.S............. $  3,442 $  3,329 $  3,222
                  Foreign:
                   United Kingdom.       92      556      986
                   Other (1)......       --      148       84
                                   -------- -------- --------
                     Total........ $  3,534 $  4,033 $  4,292
                                   ======== ======== ========

--------

(1)See Note 3 for information on the disposition of a subsidiary.

3. Dispositions

Disposition

  In June 2012, the Company distributed all of the issued and outstanding shares of common stock of its wholly-owned subsidiary, MetLife Europe Limited ("MetLife Europe") to its stockholders as an in-kind dividend. The net book value of MetLife Europe at the time of the dividend was $290 million which was recorded as a dividend of retained earnings of $347 million and an increase to OCI of $57 million, net of income tax. As of the date of dividend, the Company no longer consolidates the assets, liabilities and operations of MetLife Europe. The net income of MetLife Europe was not material to the Company for the periods prior to the dividend. The results of MetLife Europe were reported in Corporate & Other. See Note 2 for a discussion of Corporate & Other.

Discontinued Operations

  The following table summarizes the amounts that have been reflected as discontinued operations in the consolidated statements of operations. Income
(loss) from discontinued operations includes real estate classified as held-for-sale or sold.

                                                               Year Ended December 31, 2012
                                                               ----------------------------
                                                                      (In millions)
Total revenues................................................        $                  12
Total expenses................................................                           --
                                                                      ---------------------
Income (loss) before provision for income tax.................                           12
Provision for income tax expense (benefit)....................                            4
                                                                      ---------------------
Income (loss) from discontinued operations, net of income tax.        $                   8
                                                                      =====================

  There was no income (loss) from discontinued operations, net of income tax, for both of the years ended December 31, 2013 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


4. Insurance

Insurance Liabilities

  Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, PABs and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                            -------------------
                                              2013      2012
                                            --------- ---------
                                               (In millions)
                 Retail.................... $  35,844 $  37,642
                 Corporate Benefit Funding.    22,222    23,766
                 Corporate & Other.........     6,542     6,289
                                            --------- ---------
                  Total.................... $  64,608 $  67,697
                                            ========= =========

  See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

  Future policy benefits are measured as follows:

  Product Type:                        Measurement Assumptions:
  ---------------------------------------------------------------------------
  Participating life                   Aggregate of net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       of 4%, and mortality rates guaranteed
                                       in calculating the cash surrender
                                       values described in such contracts).
  ---------------------------------------------------------------------------
  Nonparticipating life                Aggregate of the present value of
                                       expected future benefit payments and
                                       related expenses less the present
                                       value of expected future net
                                       premiums. Assumptions as to mortality
                                       and persistency are based upon the
                                       Company's experience when the basis
                                       of the liability is established.
                                       Interest rate assumptions for the
                                       aggregate future policy benefit
                                       liabilities range from 2% to 7%.
  ---------------------------------------------------------------------------
  Individual and group traditional     Present value of expected future
  fixed annuities after annuitization  payments. Interest rate assumptions used in establishing such liabilities
                                       range from 4% to 8%.
  ---------------------------------------------------------------------------
  Non-medical health insurance         The net level premium method and
                                       assumptions as to future morbidity,
                                       withdrawals and interest, which
                                       provide a margin for adverse
                                       deviation. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 4% to 7%.
  ---------------------------------------------------------------------------
  Disabled lives                       Present value of benefits method and
                                       experience assumptions as to claim
                                       terminations, expenses and interest.
                                       Interest rate assumptions used in
                                       establishing such liabilities range
                                       from 3% to 7%.
  ---------------------------------------------------------------------------

  Participating business represented 3% and 2% of the Company's life insurance in-force at December 31, 2013 and 2012, respectively. Participating policies represented 32%, 24% and 10% of gross life insurance premiums for the years ended December 31, 2013, 2012 and 2011, respectively.

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                    Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the average
                                                benefits payable over a range of scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on present value
          value is reduced to zero, that can    of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less
          than a specified amount.
       .  Certain contracts also provide for  Assumptions are consistent with those used
          a guaranteed lump sum return of       for estimating GMDB liabilities.
          purchase premium in lieu of the
          annuitization benefit.

                                              Calculation incorporates an assumption for
                                                the percentage of the potential annuitizations
                                                that may be elected by the contractholder.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDB liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and
                                                    Variable Life
                                  Annuity Contracts   Contracts
                                  ----------------- -------------
                                                      Secondary
                                   GMDBs    GMIBs    Guarantees     Total
                                  -------- -------- ------------- ---------
                                                (In millions)
    Direct
    Balance at January 1, 2011... $     79 $    281     $     896 $   1,256
    Incurred guaranteed benefits.       84      128           140       352
    Paid guaranteed benefits.....     (25)       --            --      (25)
                                  -------- --------     --------- ---------
    Balance at December 31, 2011.      138      409         1,036     1,583
    Incurred guaranteed benefits.      108      402           332       842
    Paid guaranteed benefits.....     (29)       --            --      (29)
                                  -------- --------     --------- ---------
    Balance at December 31, 2012.      217      811         1,368     2,396
    Incurred guaranteed benefits.      155      127           415       697
    Paid guaranteed benefits.....     (17)       --            --      (17)
                                  -------- --------     --------- ---------
    Balance at December 31, 2013. $    355 $    938     $   1,783 $   3,076
                                  ======== ========     ========= =========
    Ceded
    Balance at January 1, 2011... $     76 $     97     $     657 $     830
    Incurred guaranteed benefits.       59       42           110       211
    Paid guaranteed benefits.....     (21)       --            --      (21)
                                  -------- --------     --------- ---------
    Balance at December 31, 2011.      114      139           767     1,020
    Incurred guaranteed benefits.       56      129           267       452
    Paid guaranteed benefits.....     (25)       --            --      (25)
                                  -------- --------     --------- ---------
    Balance at December 31, 2012.      145      268         1,034     1,447
    Incurred guaranteed benefits.       85       31           334       450
    Paid guaranteed benefits.....     (15)       --            --      (15)
                                  -------- --------     --------- ---------
    Balance at December 31, 2013. $    215 $    299     $   1,368 $   1,882
                                  ======== ========     ========= =========
    Net
    Balance at January 1, 2011... $      3 $    184     $     239 $     426
    Incurred guaranteed benefits.       25       86            30       141
    Paid guaranteed benefits.....      (4)       --            --       (4)
                                  -------- --------     --------- ---------
    Balance at December 31, 2011.       24      270           269       563
    Incurred guaranteed benefits.       52      273            65       390
    Paid guaranteed benefits.....      (4)       --            --       (4)
                                  -------- --------     --------- ---------
    Balance at December 31, 2012.       72      543           334       949
    Incurred guaranteed benefits.       70       96            81       247
    Paid guaranteed benefits.....      (2)       --            --       (2)
                                  -------- --------     --------- ---------
    Balance at December 31, 2013. $    140 $    639     $     415 $   1,194
                                  ======== ========     ========= =========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2013      2012
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Equity.......... $  46,559 $  39,113
                      Balanced........    41,894    37,528
                      Bond............     4,270     4,678
                      Money Market....       789       879
                                       --------- ---------
                       Total.......... $  93,512 $  82,198
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk ("NAR") as listed below.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

 Universal and Variable Life Contracts

   Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

   The amounts in the table below include direct business, but exclude offsets from hedging or reinsurance, if any. See Note 6 for a discussion of certain living and death benefit guarantees which have been reinsured. Therefore, the NARs presented below reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


   Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows at:

                                                               December 31,
                                         ---------------------------------------------------------
                                                     2013                         2012
                                         ---------------------------- ----------------------------
                                             In the          At           In the          At
                                         Event of Death Annuitization Event of Death Annuitization
                                         -------------- ------------- -------------- -------------
                                                               (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value............  $   100,420    $    57,041   $    89,671    $    51,411
Separate account value..................  $    95,637    $    55,805   $    84,106    $    49,778
Net amount at risk......................  $     2,230    $       562   $     3,117    $     2,316
Average attained age of contractholders.     64 years       64 years      63 years       63 years

                                                        December 31,
                                                   -----------------------
                                                      2013        2012
                                                   ----------- -----------
                                                    Secondary Guarantees
                                                   -----------------------
                                                        (In millions)
     Universal and Variable Life Contracts (1)
     Account value (general and separate account). $     6,360 $     5,812
     Net amount at risk........................... $    91,264 $    86,468
     Average attained age of policyholders........    58 years    58 years

--------

(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Obligations Under Funding Agreements

  The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities ("SPEs") that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2013, 2012 and 2011, the Company issued $10.9 billion, $10.3 billion and $12.5 billion, respectively, and repaid $11.7 billion, $9.6 billion and $13.4 billion, respectively, of such funding agreements. At December 31, 2013 and 2012, liabilities for funding agreements outstanding, which are included in PABs, were $5.3 billion and $6.1 billion, respectively.

  MetLife Insurance Company of Connecticut and MLI-USA, are members of regional banks in the Federal Home Loan Bank ("FHLB") system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

                                           December 31,
                                       ---------------------
                                          2013       2012
                                       ---------- ----------
                                           (In millions)
                   FHLB of Boston..... $       64 $       67
                   FHLB of Pittsburgh. $       20 $       11

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


  The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. ("Farmer Mac"). The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                    Liability           Collateral
                               ------------------- ---------------------
                                             December 31,
                               -----------------------------------------
                                 2013      2012       2013       2012
                               --------- --------- ---------- ----------
                                             (In millions)
       FHLB of Boston (1)..... $     450 $     450 $  808 (2) $  537 (2)
       Farmer Mac (3)......... $     200 $     200 $      230 $      230
       FHLB of Pittsburgh (1). $     200 $      -- $  602 (2) $  595 (2)

--------

(1)Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

4. Insurance (continued)


Liabilities for Unpaid Claims and Claim Expenses

  Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

                                            Years Ended December 31,
                                           --------------------------
                                             2013     2012     2011
                                           -------- -------- --------
                                                 (In millions)
          Balance at January 1,........... $  1,216 $  1,079 $    978
           Less: Reinsurance recoverables.    1,124      980      878
                                           -------- -------- --------
          Net balance at January 1,.......       92       99      100
                                           -------- -------- --------
          Incurred related to:
           Current year...................        5        5        5
           Prior years (1)................        4      (2)        4
                                           -------- -------- --------
             Total incurred...............        9        3        9
                                           -------- -------- --------
          Paid related to:
           Current year...................       --       --       --
           Prior years....................     (11)     (10)     (10)
                                           -------- -------- --------
             Total paid...................     (11)     (10)     (10)
                                           -------- -------- --------
          Net balance at December 31,.....       90       92       99
           Add: Reinsurance recoverables..    1,235    1,124      980
                                           -------- -------- --------
          Balance at December 31,......... $  1,325 $  1,216 $  1,079
                                           ======== ======== ========

--------

(1)During 2013, 2012 and 2011, claims and claim adjustment expenses associated with prior years changed due to differences between the actual benefits paid and expected benefits owed during those periods.

Separate Accounts

  Separate account assets and liabilities primarily include pass-through separate accounts totaling $97.6 billion and $85.9 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5.Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Policy-Related Intangibles (continued)


Nonparticipating and Non-Dividend-Paying Traditional Contracts

  The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the historic actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5.Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Policy-Related Intangibles (continued)

cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5.Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Policy-Related Intangibles (continued)


  Information regarding DAC and VOBA was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2013      2012      2011
                                                                  --------  --------  --------
                                                                          (In millions)
DAC
Balance at January 1,............................................ $  3,079  $  3,215  $  2,718
Capitalizations..................................................      504       886     1,365
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).      484      (331)     (339)
 Other expenses..................................................     (404)     (513)     (477)
                                                                  --------  --------  --------
   Total amortization............................................       80      (844)     (816)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................       80       (19)      (49)
Disposition and other (1), (2)...................................      138      (159)       (3)
                                                                  --------  --------  --------
Balance at December 31,..........................................    3,881     3,079     3,215
                                                                  --------  --------  --------
VOBA
Balance at January 1,............................................      667     1,006     1,686
Amortization related to:
 Net investment gains (losses) and net derivative gains (losses).        5        --       (29)
 Other expenses..................................................     (135)     (191)     (314)
                                                                  --------  --------  --------
   Total amortization............................................     (130)     (191)     (343)
                                                                  --------  --------  --------
Unrealized investment gains (losses).............................      312      (148)     (337)
                                                                  --------  --------  --------
Balance at December 31,..........................................      849       667     1,006
                                                                  --------  --------  --------
Total DAC and VOBA
Balance at December 31,.......................................... $  4,730  $  3,746  $  4,221
                                                                  ========  ========  ========

--------

(1)The year ended December 31, 2013 includes $138 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

(2)See Note 3 for information on the disposition of a subsidiary.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

5.Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Policy-Related Intangibles (continued)


  Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                               December 31,
                                             -----------------
                                               2013     2012
                                             -------- --------
                                               (In millions)
                  Retail.................... $  4,698 $  3,738
                  Corporate Benefit Funding.        6        8
                  Corporate & Other.........       26       --
                                             -------- --------
                   Total.................... $  4,730 $  3,746
                                             ======== ========

  Information regarding other policy-related intangibles was as follows:

                                          Years Ended December 31,
                                          -----------------------
                                           2013     2012    2011
                                          -------  ------- -------
                                               (In millions)
              Deferred Sales Inducements
              Balance at January 1,...... $   509  $   535 $   537
              Capitalization.............       6       21      79
              Amortization...............    (32)     (47)    (81)
                                          -------  ------- -------
              Balance at December 31,.... $   483  $   509 $   535
                                          =======  ======= =======
              VODA and VOCRA
              Balance at January 1,...... $   175  $   190 $   203
              Amortization...............    (16)     (15)    (13)
                                          -------  ------- -------
              Balance at December 31,.... $   159  $   175 $   190
                                          =======  ======= =======
              Accumulated amortization... $    81  $    65 $    50
                                          =======  ======= =======

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                              VOBA      VODA and VOCRA
                                         -------------- --------------
                                                 (In millions)
          2014.......................... $          176 $          17
          2015.......................... $          141 $          17
          2016.......................... $          114 $          15
          2017.......................... $           94 $          14
          2018.......................... $           78 $          13

6. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

Retail

  The Company's Retail Annuities business reinsures 100% of the living and death benefit guarantees issued in connection with most of its variable annuities issued since 2006 to an affiliated reinsurer and certain portions of the living and death benefit guarantees issued in connection with its variable annuities issued prior to 2006 to affiliated and unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  For its Retail Life & Other insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 100% of the mortality risk in excess of $100,000 per life for most new policies and reinsures up to 100% of the mortality risk for certain other policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company also reinsures the risk associated with secondary death benefit guarantees on certain universal life insurance policies to affiliates. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate Benefit Funding

  The Company's Corporate Benefit Funding segment has periodically engaged in reinsurance activities, on an opportunistic basis. The impact of these activities on the financial results of this segment has not been significant and there were no additional transactions during the periods presented.

Corporate & Other

  The Company also reinsures, through 100% quota share reinsurance agreements, certain run-off LTC and workers' compensation business written by the Company.

Catastrophe Coverage

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


Reinsurance Recoverables

  The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.0 billion and $2.2 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  At December 31, 2013, the Company had $7.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.7 billion, or 89%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.2 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2012, the Company had $7.2 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $6.5 billion, or 90%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.4 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                  2013      2012      2011
                                                                --------  --------  --------
                                                                        (In millions)
Premiums
 Direct premiums............................................... $  1,561  $  2,063  $  2,429
 Reinsurance assumed...........................................       10        11         7
 Reinsurance ceded.............................................     (965)     (813)     (608)
                                                                --------  --------  --------
   Net premiums................................................ $    606  $  1,261  $  1,828
                                                                ========  ========  ========
Universal life and investment-type product policy fees
 Direct universal life and investment-type product policy fees. $  3,248  $  2,972  $  2,572
 Reinsurance assumed...........................................       84        87        92
 Reinsurance ceded.............................................     (996)     (798)     (708)
                                                                --------  --------  --------
   Net universal life and investment-type product policy fees.. $  2,336  $  2,261  $  1,956
                                                                ========  ========  ========
Other revenues
 Direct other revenues......................................... $    259  $    231  $    209
 Reinsurance assumed...........................................       --        --        --
 Reinsurance ceded.............................................      333       280       299
                                                                --------  --------  --------
   Net other revenues.......................................... $    592  $    511  $    508
                                                                ========  ========  ========
Policyholder benefits and claims
 Direct policyholder benefits and claims....................... $  3,732  $  4,139  $  4,277
 Reinsurance assumed...........................................       15        23        20
 Reinsurance ceded.............................................   (2,040)   (1,773)   (1,637)
                                                                --------  --------  --------
   Net policyholder benefits and claims........................ $  1,707  $  2,389  $  2,660
                                                                ========  ========  ========
Interest credited to policyholder account balances
 Direct interest credited to policyholder account balances..... $  1,089  $  1,185  $  1,206
 Reinsurance assumed...........................................       73        71        68
 Reinsurance ceded.............................................     (125)     (109)      (85)
                                                                --------  --------  --------
   Net interest credited to policyholder account balances...... $  1,037  $  1,147  $  1,189
                                                                ========  ========  ========
Other expenses
 Direct other expenses......................................... $  1,568  $  2,562  $  2,781
 Reinsurance assumed...........................................       28        33        48
 Reinsurance ceded.............................................       63       125       152
                                                                --------  --------  --------
   Net other expenses.......................................... $  1,659  $  2,720  $  2,981
                                                                ========  ========  ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2013                                     2012
                              ---------------------------------------- ----------------------------------------
                                                               Total                                    Total
                                                              Balance                                  Balance
                                Direct   Assumed    Ceded      Sheet     Direct   Assumed    Ceded      Sheet
                              ---------- -------- ---------  --------- ---------- -------- ---------  ---------
                                                                (In millions)
Assets
Premiums, reinsurance and
 other receivables........... $      221 $     28 $  20,360  $  20,609 $      396 $     35 $  21,496  $  21,927
Deferred policy acquisition
 costs and value of business
 acquired....................      5,191      123      (584)     4,730      4,264      121      (639)     3,746
                              ---------- -------- ---------  --------- ---------- -------- ---------  ---------
  Total assets............... $    5,412 $    151 $  19,776  $  25,339 $    4,660 $    156 $  20,857  $  25,673
                              ========== ======== =========  ========= ========== ======== =========  =========
Liabilities
Other policy-related
 balances.................... $      712 $  1,641 $     811  $   3,164 $      691 $  1,592 $     855  $   3,138
Other liabilities............      1,257       10     5,509      6,776      1,396       11     5,140      6,547
                              ---------- -------- ---------  --------- ---------- -------- ---------  ---------
  Total liabilities.......... $    1,969 $  1,651 $   6,320  $   9,940 $    2,087 $  1,603 $   5,995  $   9,685
                              ========== ======== =========  ========= ========== ======== =========  =========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $4.6 billion and $4.7 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on reinsurance at both December 31, 2013 and 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Exeter, General American Life Insurance Company, MLIIC, MetLife Reinsurance Company of Vermont and MetLife Reinsurance Company of Delaware ("MRD"), all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                                Years Ended December 31,
                                                               -------------------------
                                                                 2013     2012     2011
                                                               -------  -------  -------
                                                                     (In millions)
Premiums
 Reinsurance assumed.......................................... $    10  $    11  $     7
 Reinsurance ceded............................................    (638)    (478)    (286)
                                                               -------  -------  -------
   Net premiums............................................... $  (628) $  (467) $  (279)
                                                               =======  =======  =======
Universal life and investment-type product policy fees
 Reinsurance assumed.......................................... $    84  $    87  $    92
 Reinsurance ceded............................................    (585)    (444)    (400)
                                                               -------  -------  -------
   Net universal life and investment-type product policy fees. $  (501) $  (357) $  (308)
                                                               =======  =======  =======
Other revenues
 Reinsurance assumed.......................................... $    --  $    --  $    --
 Reinsurance ceded............................................     332      280      299
                                                               -------  -------  -------
   Net other revenues......................................... $   332  $   280  $   299
                                                               =======  =======  =======
Policyholder benefits and claims
 Reinsurance assumed.......................................... $    13  $    21  $    18
 Reinsurance ceded............................................    (800)    (780)    (484)
                                                               -------  -------  -------
   Net policyholder benefits and claims....................... $  (787) $  (759) $  (466)
                                                               =======  =======  =======
Interest credited to policyholder account balances
 Reinsurance assumed.......................................... $    73  $    71  $    68
 Reinsurance ceded............................................    (125)    (109)     (84)
                                                               -------  -------  -------
   Net interest credited to policyholder account balances..... $   (52) $   (38) $   (16)
                                                               =======  =======  =======
Other expenses
 Reinsurance assumed.......................................... $    28  $    33  $    48
 Reinsurance ceded............................................      92      157      204
                                                               -------  -------  -------
   Net other expenses......................................... $   120  $   190  $   252
                                                               =======  =======  =======

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)


  Information regarding the significant effects of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                      December 31,
                                                         --------------------------------------
                                                                2013                2012
                                                         ------------------  ------------------
                                                         Assumed    Ceded    Assumed    Ceded
                                                         -------- ---------  -------- ---------
                                                                      (In millions)
Assets
Premiums, reinsurance and other receivables............. $     28 $  12,710  $     35 $  14,171
Deferred policy acquisition costs and value of business
  acquired..............................................      122      (579)      121      (642)
                                                         -------- ---------  -------- ---------
 Total assets........................................... $    150 $  12,131  $    156 $  13,529
                                                         ======== =========  ======== =========
Liabilities
Other policy-related balances........................... $  1,640 $     811  $  1,592 $     855
Other liabilities.......................................        9     5,260        10     4,894
                                                         -------- ---------  -------- ---------
 Total liabilities...................................... $  1,649 $   6,071  $  1,602 $   5,749
                                                         ======== =========  ======== =========

  Effective October 1, 2012, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRD, on a 90% coinsurance with funds withheld basis. The agreement covers certain term and certain universal life policies issued in 2012 by MLI-USA and was amended in 2013 to include certain term and universal life policies issued by MLI-USA through December 31, 2013. The agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $917 million and $407 million at December 31, 2013 and 2012, respectively. MLI-USA also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $798 million and $438 million at December 31, 2013 and 2012, respectively. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at fair value on the Company's consolidated balance sheets. The embedded derivative related to the funds withheld associated with this reinsurance agreement is included within other liabilities and was ($14) million and $6 million at December 31, 2013 and 2012, respectively. The Company's consolidated statements of operations reflected a loss for this agreement of $50 million and $37 million for the years ended December 31, 2013 and 2012, respectively, which included net derivative gains (losses) of $20 million and ($6) million for the years ended December 31, 2013 and 2012, respectively, related to the embedded derivative.

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $912 million and $3.6 billion at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($3.0) billion, $524 million, and $1.6 billion for the years ended December 31, 2013, 2012 and 2011, respectively.

  MLI-USA ceded two blocks of business to an affiliate on a 90% coinsurance with funds withheld basis. Certain contractual features of this agreement qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivative related to the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

6. Reinsurance (continued)

funds withheld associated with this reinsurance agreement is included within other liabilities and increased the funds withheld balance by $48 million and $546 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were $498 million, ($107) million and ($434) million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.9 billion and $6.1 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $4.4 billion and $4.6 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

7. Investments

  See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, ABS and commercial mortgage-backed securities ("CMBS").

                                               December 31, 2013                             December 31, 2012
                                 --------------------------------------------- ---------------------------------------------
                                               Gross Unrealized                              Gross Unrealized
                                  Cost or  ------------------------- Estimated  Cost or  ------------------------- Estimated
                                 Amortized          Temporary  OTTI    Fair    Amortized          Temporary  OTTI    Fair
                                   Cost     Gains    Losses   Losses   Value     Cost     Gains    Losses   Losses   Value
                                 --------- -------- --------- ------ --------- --------- -------- --------- ------ ---------
                                                                        (In millions)
Fixed maturity securities
U.S. corporate.................. $  15,779 $  1,130 $     207 $  --  $  16,702 $  16,914 $  2,063 $      82 $  --  $  18,895
Foreign corporate...............     8,111      485        79    --      8,517     8,618      853        26    --      9,445
U.S. Treasury and agency........     8,188      334       228    --      8,294     7,678    1,186        --    --      8,864
RMBS............................     4,587      201        59    41      4,688     5,492      360        50    64      5,738
State and political subdivision.     2,147      139        62    --      2,224     2,002      354        27    --      2,329
ABS.............................     2,081       32        12    --      2,101     2,204       67        18    --      2,253
CMBS............................     1,546       62         4    --      1,604     2,221      141         6    --      2,356
Foreign government..............     1,038      103        19    --      1,122       876      214         2    --      1,088
                                 --------- -------- --------- -----  --------- --------- -------- --------- -----  ---------
 Total fixed maturity
  securities.................... $  43,477 $  2,486 $     670 $  41  $  45,252 $  46,005 $  5,238 $     211 $  64  $  50,968
                                 ========= ======== ========= =====  ========= ========= ======== ========= =====  =========
Equity securities
Non-redeemable preferred
 stock.......................... $     236 $      9 $      28 $  --  $     217 $     151 $     11 $      22 $  --  $     140
Common stock....................       161       40        --    --        201       160       18         1    --        177
                                 --------- -------- --------- -----  --------- --------- -------- --------- -----  ---------
 Total equity securities........ $     397 $     49 $      28 $  --  $     418 $     311 $     29 $      23 $  --  $     317
                                 ========= ======== ========= =====  ========= ========= ======== ========= =====  =========

   The Company held non-income producing fixed maturity securities with an estimated fair value of $30 million and $22 million with unrealized gains (losses) of $6 million and $3 million at December 31, 2013 and 2012, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                         December 31,
                                            ---------------------------------------
                                                   2013                2012
                                            ------------------- -------------------
                                                      Estimated           Estimated
                                            Amortized   Fair    Amortized   Fair
                                              Cost      Value     Cost      Value
                                            --------- --------- --------- ---------
                                                         (In millions)
Due in one year or less.................... $   2,934 $   2,966 $   4,831 $   4,875
Due after one year through five years......     8,895     9,301     8,646     9,192
Due after five years through ten years.....     7,433     7,970     7,967     8,960
Due after ten years........................    16,001    16,622    14,644    17,594
                                            --------- --------- --------- ---------
   Subtotal................................    35,263    36,859    36,088    40,621
Structured securities (RMBS, ABS and CMBS).     8,214     8,393     9,917    10,347
                                            --------- --------- --------- ---------
       Total fixed maturity securities..... $  43,477 $  45,252 $  46,005 $  50,968
                                            ========= ========= ========= =========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, ABS and CMBS are shown separately, as they are not due at a single maturity.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                         December 31, 2012
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate................... $   2,526  $   141   $    470    $   66   $    784    $   16   $    621    $   66
Foreign corporate................     1,520       70        135         9        494         8        203        18
U.S. Treasury and agency.........     3,825      228         --        --        200        --         --        --
RMBS.............................       996       35        457        65         62         6        781       108
State and political subdivision..       630       44         64        18         44         2         55        25
ABS..............................       680        5        104         7        208         1        266        17
CMBS.............................       143        4          7        --         59         1        101         5
Foreign government...............       264       19          1        --        116         2         --        --
                                  ---------  -------   --------    ------   --------    ------   --------    ------
  Total fixed maturity
   securities.................... $  10,584  $   546   $  1,238    $  165   $  1,967    $   36   $  2,027    $  239
                                  =========  =======   ========    ======   ========    ======   ========    ======
Equity securities
Non-redeemable preferred
 stock........................... $     105  $    21   $     33    $    7   $     --    $   --   $     50    $   22
Common stock.....................         3       --          7        --         10         1          7        --
                                  ---------  -------   --------    ------   --------    ------   --------    ------
  Total equity securities........ $     108  $    21   $     40    $    7   $     10    $    1   $     57    $   22
                                  =========  =======   ========    ======   ========    ======   ========    ======
Total number of securities in an
 unrealized loss position........     1,081                 297                  327                  420
                                  =========            ========             ========             ========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

  natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $436 million during the year ended December 31, 2013 from $275 million to $711 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $61 million of the total $711 million of gross unrealized losses were from 18 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

  Investment Grade Fixed Maturity Securities

    Of the $61 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $41 million, or 67%, are related to gross unrealized losses on 13 investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads, and with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

  Below Investment Grade Fixed Maturity Securities

    Of the $61 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $20 million, or 33%, are related to gross unrealized losses on five below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

  based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities increased $5 million during the year ended December 31, 2013 from $23 million to $28 million. Of the $28 million, $5 million were from two equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater, all of which were financial services industry investment grade non-redeemable preferred stock, of which 40% were rated A or better.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                                December 31,
                                                --------------------------------------------
                                                        2013                   2012
                                                --------------------- ----------------------
                                                  Carrying     % of     Carrying     % of
                                                    Value      Total      Value      Total
                                                ------------- ------- ------------- --------
                                                (In millions)         (In millions)
Mortgage loans:
 Commercial....................................   $  4,869      63.1%   $  5,266       57.5%
 Agricultural..................................      1,285       16.6      1,260        13.8
                                                  --------    -------   --------    --------
   Subtotal (1)................................      6,154       79.7      6,526        71.3
 Valuation allowances..........................        (34)     (0.4)        (35)      (0.4)
                                                  --------    -------   --------    --------
   Subtotal mortgage loans, net................      6,120       79.3      6,491        70.9
 Commercial mortgage loans held by CSEs -- FVO.      1,598       20.7      2,666        29.1
                                                  --------    -------   --------    --------
     Total mortgage loans, net.................   $  7,718     100.0%   $  9,157      100.0%
                                                  ========    =======   ========    ========

--------

(1)Purchases of mortgage loans were $10 million and $27 million for the years ended December 31, 2013 and 2012, respectively.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Mortgage Loans and Valuation Allowance by Portfolio Segment

   The carrying value prior to valuation allowance ("recorded investment") in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, were as follows at:

                                                                     December 31,
                                            ---------------------------------------------------------------
                                                         2013                            2012
                                            ------------------------------- -------------------------------
                                            Commercial Agricultural  Total  Commercial Agricultural  Total
                                            ---------- ------------ ------- ---------- ------------ -------
                                                                     (In millions)
Mortgage loans:
 Evaluated individually for credit losses..  $    72     $     4    $    76  $    76     $    --    $    76
 Evaluated collectively for credit losses..    4,797       1,281      6,078    5,190       1,260      6,450
                                             -------     -------    -------  -------     -------    -------
   Total mortgage loans....................    4,869       1,285      6,154    5,266       1,260      6,526
                                             -------     -------    -------  -------     -------    -------
Valuation allowances:
 Specific credit losses....................        7          --          7       11          --         11
 Non-specifically identified credit losses.       23           4         27       21           3         24
                                             -------     -------    -------  -------     -------    -------
   Total valuation allowances..............       30           4         34       32           3         35
                                             -------     -------    -------  -------     -------    -------
     Mortgage loans, net of valuation
       allowance...........................  $ 4,839     $ 1,281    $ 6,120  $ 5,234     $ 1,257    $ 6,491
                                             =======     =======    =======  =======     =======    =======

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                        Commercial Agricultural  Total
                                        ---------- ------------ -------
                                                 (In millions)
        Balance at January 1, 2011.....  $    84      $    3    $    87
        Provision (release)............     (26)          --       (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2011...       58           3         61
        Provision (release)............     (26)          --       (26)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2012...       32           3         35
        Provision (release)............      (2)           1        (1)
        Charge-offs, net of recoveries.       --          --         --
                                         -------      ------    -------
        Balance at December 31, 2013...  $    30      $    4    $    34
                                         =======      ======    =======

  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

  value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans, were as follows at:

                                    Recorded Investment
                       ----------------------------------------------
                        Debt Service Coverage Ratios
                       ------------------------------          % of     Estimated   % of
                       > 1.20x  1.00x - 1.20x < 1.00x  Total   Total   Fair Value   Total
                       -------- ------------- ------- -------- ------ ------------- ------
                                    (In millions)                     (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $  3,754    $  125     $  107  $  3,986  81.9%   $  4,224     82.8%
65% to 75%............      700        --         27       727   14.9        736      14.4
76% to 80%............       80        13         --        93    1.9         93       1.8
Greater than 80%......       37        26         --        63    1.3         53       1.0
                       --------    ------     ------  -------- ------   --------    ------
 Total................ $  4,571    $  164     $  134  $  4,869 100.0%   $  5,106    100.0%
                       ========    ======     ======  ======== ======   ========    ======
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  3,888    $  106     $   89  $  4,083  77.5%   $  4,459     78.5%
65% to 75%............      626        32         27       685   13.0        711      12.5
76% to 80%............      343         8         57       408    7.8        428       7.6
Greater than 80%......       39        28         23        90    1.7         81       1.4
                       --------    ------     ------  -------- ------   --------    ------
 Total................ $  4,896    $  174     $  196  $  5,266 100.0%   $  5,679    100.0%
                       ========    ======     ======  ======== ======   ========    ======

 Credit Quality of Agricultural Mortgage Loans

   The credit quality of agricultural mortgage loans, were as follows at:

                                             December 31,
                             ---------------------------------------------
                                      2013                   2012
                             ---------------------- ----------------------
                               Recorded     % of      Recorded     % of
                              Investment    Total    Investment    Total
                             ------------- -------- ------------- --------
                             (In millions)          (In millions)
      Loan-to-value ratios:
      Less than 65%.........   $  1,215       94.6%   $  1,184       94.0%
      65% to 75%............         70         5.4         76         6.0
                               --------    --------   --------    --------
       Total................   $  1,285      100.0%   $  1,260      100.0%
                               ========    ========   ========    ========

   The estimated fair value of agricultural mortgage loans was $1.3 billion at both December 31, 2013 and 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Past Due and Interest Accrual Status of Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with 99% of all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no agricultural mortgage loans past due and one commercial mortgage loan in non-accrual status with a recorded investment of $22 million at December 31, 2013. The Company had no mortgage loans past due and no loans in nonaccrual status at December 31, 2012.

 Impaired Mortgage Loans

   Impaired mortgage loans, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at and for the years ended:

                                                              Loans without
                      Loans with a Valuation Allowance     a Valuation Allowance           All Impaired Loans
                  ---------------------------------------- --------------------  --------------------------------------
                   Unpaid                                   Unpaid                Unpaid             Average
                  Principal  Recorded  Valuation  Carrying Principal   Recorded  Principal Carrying  Recorded  Interest
                   Balance  Investment Allowances  Value    Balance   Investment  Balance   Value   Investment  Income
                  --------- ---------- ---------- -------- ---------  ---------- --------- -------- ---------- --------
                                                             (In millions)
December 31, 2013:
Commercial.......  $   22    $     22   $      7  $    15   $    52    $    50    $   74    $   65   $    73    $   3
Agricultural (1).       4           4         --        4        --         --         4         4         2       --
                   ------    --------   --------  -------   -------    -------    ------    ------   -------    -----
  Total..........  $   26    $     26   $      7  $    19   $    52    $    50    $   78    $   69   $    75    $   3
                   ======    ========   ========  =======   =======    =======    ======    ======   =======    =====
December 31, 2012:
Commercial.......  $   76    $     76   $     11  $    65   $    --    $    --    $   76    $   65   $    67    $   2
Agricultural.....      --          --         --       --        --         --        --        --        --       --
                   ------    --------   --------  -------   -------    -------    ------    ------   -------    -----
  Total..........  $   76    $     76   $     11  $    65   $    --    $    --    $   76    $   65   $    67    $   2
                   ======    ========   ========  =======   =======    =======    ======    ======   =======    =====

--------

(1)Valuation allowance on agricultural mortgage loans was less than $1 million for the year ended December 31, 2013.

   Unpaid principal balance is generally prior to any charge-offs. Interest income recognized is primarily cash basis income. The average recorded investment for commercial and agricultural mortgage loans was $29 million and $4 million, respectively, for the year ended December 31, 2011; and interest income recognized for commercial and agricultural mortgage loans was $2 million and $0, respectively, for the year ended December 31, 2011.

 Mortgage Loans Modified in a Troubled Debt Restructuring

   For a small portion of the mortgage loan portfolio, classified as troubled debt restructurings, concessions are granted related to borrowers experiencing financial difficulties. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

 with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

  The Company had one agricultural mortgage loan modified in a troubled debt restructuring with a pre-modification and post-modification carrying value of $4 million during the year ended December 31, 2013. There were no agricultural mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2012. There were no commercial mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2013. The Company had one commercial mortgage loan modified during the year ended December 31, 2012 in a troubled debt restructuring which had a carrying value after specific valuation allowance of $53 million pre-modification and $48 million post-modification.

  There were no mortgage loans during the previous 12 months modified in a troubled debt restructuring with a subsequent payment default at December 31, 2013 and 2012. Payment default is determined in the same manner as delinquency status as described above.

Other Invested Assets

  Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 8), loans to affiliates (see "-- Related Party Investment Transactions), tax credit and renewable energy partnerships and leveraged leases.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                        December 31,
                                                                     -------------------
                                                                       2013      2012
                                                                     --------- ---------
                                                                        (In millions)
Rental receivables, net............................................. $      92 $      92
Estimated residual values...........................................        14        14
                                                                     --------- ---------
   Subtotal.........................................................       106       106
Unearned income.....................................................      (35)      (37)
                                                                     --------- ---------
       Investment in leveraged leases, net of non-recourse debt..... $      71 $      69
                                                                     ========= =========

   Rental receivables are generally due in periodic installments. The payment periods range from two to 19 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2013 and 2012, all rental receivables were performing.

   The deferred income tax liability related to leveraged leases was $63 million and $53 million at December 31, 2013 and 2012, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


   The components of income from investment in leveraged leases, excluding net investment gains (losses), were as follows:

                                                                  Years Ended December 31,
                                                                 --------------------------
                                                                   2013     2012     2011
                                                                 -------- -------- --------
                                                                       (In millions)
Income from investment in leveraged leases...................... $      2 $      5 $      8
Less: Income tax expense on leveraged leases....................        1        2        3
                                                                 -------- -------- --------
Investment income after income tax from investment in leveraged
  leases........................................................ $      1 $      3 $      5
                                                                 ======== ======== ========

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $469 million and $654 million at December 31, 2013 and 2012, respectively.

Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                          Years Ended December 31,
                                                                        ----------------------------
                                                                          2013     2012      2011
                                                                        -------- -------- ----------
                                                                               (In millions)
Fixed maturity securities.............................................. $  1,819 $  5,019 $    3,690
Fixed maturity securities with noncredit OTTI losses in AOCI...........     (41)     (64)      (125)
                                                                        -------- -------- ----------
 Total fixed maturity securities.......................................    1,778    4,955      3,565
Equity securities......................................................       15       12       (41)
Derivatives............................................................       39      243        239
Short-term investments.................................................        1      (2)        (2)
Other..................................................................     (71)     (17)        (5)
                                                                        -------- -------- ----------
 Subtotal..............................................................    1,762    5,191      3,756
                                                                        -------- -------- ----------
Amounts allocated from:
 Insurance liability loss recognition..................................       --    (739)      (325)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI................................................................      (1)        4          9
 DAC and VOBA..........................................................    (274)    (671)      (509)
                                                                        -------- -------- ----------
   Subtotal............................................................    (275)  (1,406)      (825)
Deferred income tax benefit (expense) related to noncredit OTTI losses
  recognized in AOCI...................................................       16       22         42
Deferred income tax benefit (expense)..................................    (591)  (1,358)    (1,063)
                                                                        -------- -------- ----------
Net unrealized investment gains (losses)............................... $    912 $  2,449 $    1,910
                                                                        ======== ======== ==========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2013           2012
                                                             ------------- --------------
                                                                    (In millions)
Balance at January 1,....................................... $        (64) $        (125)
Noncredit OTTI losses and subsequent changes recognized (1).            11            (3)
Securities sold with previous noncredit OTTI loss...........            21             35
Subsequent changes in estimated fair value..................           (9)             29
                                                             ------------- --------------
Balance at December 31,..................................... $        (41) $         (64)
                                                             ============= ==============

--------

(1)Noncredit OTTI losses and subsequent changes recognized, net of DAC, were $7 million and $5 million for the years ended December 31, 2013 and 2012, respectively.

  The changes in net unrealized investment gains (losses) were as follows:

                                                                       Years Ended December 31,
                                                                    ------------------------------
                                                                       2013       2012      2011
                                                                    ---------- ---------- --------
                                                                            (In millions)
Balance at January 1,.............................................. $    2,449 $    1,910 $    342
Fixed maturity securities on which noncredit OTTI losses have been
  recognized.......................................................         23         61     (39)
Unrealized investment gains (losses) during the year...............    (3,452)      1,374    3,138
Unrealized investment gains (losses) relating to:
 Insurance liability gain (loss) recognition.......................        739      (414)    (292)
 DAC and VOBA related to noncredit OTTI losses recognized in
   AOCI............................................................        (5)        (5)        4
 DAC and VOBA......................................................        397      (162)    (390)
 Deferred income tax benefit (expense) related to noncredit OTTI
   losses recognized in AOCI.......................................        (6)       (20)       12
 Deferred income tax benefit (expense).............................        767      (295)    (865)
                                                                    ---------- ---------- --------
Balance at December 31,............................................ $      912 $    2,449 $  1,910
                                                                    ========== ========== ========
Change in net unrealized investment gains (losses)................. $  (1,537) $      539 $  1,568
                                                                    ========== ========== ========

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholders' equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                         ---------------------
                                                            2013       2012
                                                         ---------- ----------
                                                             (In millions)
 Securities on loan: (1)
  Amortized cost........................................ $    5,931 $    6,154
  Estimated fair value.................................. $    5,984 $    7,339
 Cash collateral on deposit from counterparties (2)..... $    6,140 $    7,502
 Security collateral on deposit from counterparties (3). $       -- $       51
 Reinvestment portfolio -- estimated fair value......... $    6,145 $    7,533

--------

(1)Included within fixed maturity securities, short-term investments, cash and cash equivalents and equity securities.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit and Pledged as Collateral

  Invested assets on deposit and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments and fixed maturity securities and at carrying value for mortgage loans at:

                                                                 December 31,
                                                             ---------------------
                                                                2013       2012
                                                             ---------- ----------
                                                                 (In millions)
Invested assets on deposit (regulatory deposits) (1)........ $       56 $       58
Invested assets pledged as collateral (2)...................      1,901      1,569
                                                             ---------- ----------
 Total invested assets on deposit and pledged as collateral. $    1,957 $    1,627
                                                             ========== ==========

--------

(1)See Note 1 for information about invested assets that became restricted under the MetLife Insurance Company of Connecticut plan to withdraw its New York license on January 1, 2014.

(2)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

    See "-- Securities Lending" for securities on loan.

Purchased Credit Impaired Investments

  Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

  The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                     ---------------------
                                                        2013       2012
                                                     ---------- ----------
                                                         (In millions)
     Outstanding principal and interest balance (1). $      648 $      560
     Carrying value (2)............................. $      498 $      459

--------

(1)Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)Estimated fair value plus accrued interest.

  The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                            December 31,
                                                        ---------------------
                                                           2013       2012
                                                        ---------- ----------
                                                            (In millions)
  Contractually required payments (including interest). $      238 $      172
  Cash flows expected to be collected (1).............. $      183 $       88
  Fair value of investments acquired................... $      128 $       55

--------

(1)Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

  The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                            December 31,
                                                        ---------------------
                                                           2013       2012
                                                        ---------- ----------
                                                            (In millions)
   Accretable yield, January 1,........................ $      309 $      320
   Investments purchased...............................         55         33
   Accretion recognized in earnings....................       (24)       (18)
   Disposals...........................................        (8)        (4)
   Reclassification (to) from nonaccretable difference.       (24)       (22)
                                                        ---------- ----------
   Accretable yield, December 31,...................... $      308 $      309
                                                        ========== ==========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Collectively Significant Equity Method Investments

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.6 billion at December 31, 2013. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $862 million at December 31, 2013. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) from continuing operations. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2013, 2012 and 2011. Aggregate total assets of these entities totaled $217.3 billion and $178.3 billion at December 31, 2013 and 2012, respectively. Aggregate total liabilities of these entities totaled $16.3 billion and $12.4 billion at December 31, 2013 and 2012, respectively. Aggregate net income (loss) of these entities totaled $20.9 billion, $13.1 billion and $7.1 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Consolidated VIEs

   The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

                                                        December 31,
                                                      -----------------
                                                        2013     2012
                                                      -------- --------
                                                        (In millions)
         CSEs: (1)
         Assets:
          Mortgage loans (commercial mortgage loans). $  1,598 $  2,666
          Accrued investment income..................        9       13
                                                      -------- --------
            Total assets............................. $  1,607 $  2,679
                                                      ======== ========
         Liabilities:
          Long-term debt............................. $  1,461 $  2,559
          Other liabilities..........................        7       13
                                                      -------- --------
            Total liabilities........................ $  1,468 $  2,572
                                                      ======== ========

--------

(1)The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $120 million and $92 million at estimated fair value at December 31, 2013 and 2012, respectively. The long-term debt bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis. Interest expense related to these obligations, included in other expenses, was $122 million, $163 million and $322 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                December 31,
                                                 -------------------------------------------
                                                         2013                  2012
                                                 --------------------- ---------------------
                                                             Maximum               Maximum
                                                 Carrying   Exposure   Carrying   Exposure
                                                  Amount   to Loss (1)  Amount   to Loss (1)
                                                 --------- ----------- --------- -----------
                                                                (In millions)
Fixed maturity securities AFS:
 Structured securities (RMBS, ABS and CMBS) (2). $   8,393  $   8,393  $  10,347  $  10,347
 U.S. and foreign corporate.....................       468        468        651        651
Other limited partnership interests.............     1,651      2,077      1,408      1,930
Real estate joint ventures......................        41         45         71         74
Other invested assets...........................         9         44         --         --
                                                 ---------  ---------  ---------  ---------
 Total.......................................... $  10,562  $  11,027  $  12,477  $  13,002
                                                 =========  =========  =========  =========

--------

(1)The maximum exposure to loss relating to fixed maturity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. For its investments in other invested assets, the Company's return is in the form of income tax credits. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitment. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 15, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                                         Years Ended December 31,
                                                                         ------------------------
                                                                          2013     2012    2011
                                                                          ------  ------  ------
                                                                            (In millions)
Investment income:
 Fixed maturity securities.............................................. $2,102   $2,143  $2,147
 Equity securities......................................................     12        9      10
 Mortgage loans.........................................................    344      357     347
 Policy loans...........................................................     55       59      63
 Real estate and real estate joint ventures.............................     56       83      24
 Other limited partnership interests....................................    266      167     176
 Cash, cash equivalents and short-term investments......................      4        5       5
 International joint ventures...........................................    (5)      (2)     (5)
 Other..................................................................     --      (2)       4
                                                                          ------  ------  ------
   Subtotal.............................................................  2,834    2,819   2,771
 Less: Investment expenses..............................................    114      101     100
                                                                          ------  ------  ------
   Subtotal, net........................................................  2,720    2,718   2,671
                                                                          ------  ------  ------
FVO securities--FVO contractholder-directed unit-linked investments (1).     --       62      71
 FVO CSEs--interest income--commercial mortgage loans...................    132      172     332
                                                                          ------  ------  ------
   Subtotal.............................................................    132      234     403
                                                                          ------  ------  ------
     Net investment income.............................................. $2,852   $2,952  $3,074
                                                                          ======  ======  ======

--------

(1)There were no changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income for both the years ended December 31, 2013 and 2012. Changes in estimated fair value subsequent to purchase for securities included in net investment income were ($11) million for the year ended December 31, 2011.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

   The components of net investment gains (losses) were as follows:

                                                                              Years Ended December 31,
                                                                            --------------------------
                                                                             2013     2012      2011
                                                                             ------   -------  ------
                                                                                (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Transportation........................................................ $  (3)   $  (16)   $   --
     Finance...............................................................    (3)       (7)      (9)
     Utility...............................................................     --       (3)       --
     Communications........................................................     --       (2)     (11)
     Industrial............................................................     --       (1)      (2)
                                                                             ------   -------  ------
       Total U.S. and foreign corporate securities.........................    (6)      (29)     (22)
   RMBS....................................................................   (14)      (20)     (17)
   ABS.....................................................................     --        --      (5)
   CMBS....................................................................     --        --      (3)
                                                                             ------   -------  ------
 OTTI losses on fixed maturity securities recognized in earnings...........   (20)      (49)     (47)
 Fixed maturity securities -- net gains (losses) on sales and disposals....     58       145       81
                                                                             ------   -------  ------
        Total gains (losses) on fixed maturity securities..................     38        96       34
                                                                             ------   -------  ------
Total gains (losses) on equity securities:
 Total OTTI losses recognized -- by sector:
   Non-redeemable preferred stock..........................................    (3)        --      (6)
   Common stock............................................................    (2)       (9)      (2)
                                                                             ------   -------  ------
 OTTI losses on equity securities recognized in earnings...................    (5)       (9)      (8)
 Equity securities -- net gains (losses) on sales and disposals............     10         5     (13)
                                                                             ------   -------  ------
        Total gains (losses) on equity securities..........................      5       (4)     (21)
                                                                             ------   -------  ------
 Mortgage loans............................................................      5        27       26
 Real estate and real estate joint ventures................................      2       (3)      (1)
 Other limited partnership interests.......................................    (6)       (2)      (5)
 Other investment portfolio gains (losses).................................      8         4      (9)
                                                                             ------   -------  ------
        Subtotal -- investment portfolio gains (losses)....................     52       118       24
                                                                             ------   -------  ------
FVO CSEs:
 Commercial mortgage loans.................................................   (56)         7     (84)
 Long-term debt -- related to commercial mortgage loans....................     88        27       93
Non-investment portfolio gains (losses)....................................    (2)        --        2
                                                                             ------   -------  ------
        Subtotal FVO CSEs and non-investment portfolio gains (losses)......     30        34       11
                                                                             ------   -------  ------
          Total net investment gains (losses).............................. $   82   $   152   $   35
                                                                             ======   =======  ======

   See "-- Variable Interest Entities" for discussion of CSEs.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) was less than $1 million, $2 million and ($7) million for the years ended December 31, 2013, 2012 and 2011, respectively.

 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                     Years Ended December 31,
                             -------------------------------------------------------------------------
                               2013    2012     2011    2013    2012   2011    2013    2012     2011
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
                             Fixed Maturity Securities   Equity Securities             Total
                             ------------------------- --------------------- -------------------------
                                                           (In millions)
Proceeds.................... $ 11,051 $ 6,690 $ 11,634 $    75 $   39 $  190 $ 11,126 $ 6,729 $ 11,824
                             ======== ======= ======== ======= ====== ====== ======== ======= ========
Gross investment gains...... $    189 $   186 $    182 $    19 $    9 $    9 $    208 $   195 $    191
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
Gross investment losses.....    (131)    (41)    (101)     (9)    (4)   (22)    (140)    (45)    (123)
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
Total OTTI losses:
  Credit-related............     (17)    (42)     (38)      --     --     --     (17)    (42)     (38)
  Other (1).................      (3)     (7)      (9)     (5)    (9)    (8)      (8)    (16)     (17)
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
   Total OTTI losses........     (20)    (49)     (47)     (5)    (9)    (8)     (25)    (58)     (55)
                             -------- ------- -------- ------- ------ ------ -------- ------- --------
    Net investment gains
     (losses)............... $     38 $    96 $     34 $     5 $  (4) $ (21) $     43 $    92 $     13
                             ======== ======= ======== ======= ====== ====== ======== ======= ========

--------

(1)Other OTTI losses recognized in earnings include impairments on (i) equity securities, (ii) perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and (iii) fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)


 Credit Loss Rollforward

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                  Years Ended December 31,
                                                                 ---------------------------
                                                                     2013          2012
                                                                 ------------- -------------
                                                                        (In millions)
Balance at January 1,........................................... $          59 $          55
Additions:
 Initial impairments -- credit loss OTTI recognized on
   securities not previously impaired...........................             1             6
 Additional impairments -- credit loss OTTI recognized on
   securities previously impaired...............................            12            15
Reductions:
 Sales (maturities, pay downs or prepayments) during the period
   of securities previously impaired as credit loss OTTI........          (15)          (17)
                                                                 ------------- -------------
Balance at December 31,......................................... $          57 $          59
                                                                 ============= =============

 Related Party Investment Transactions

  The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                       2013    2012    2011
                                                                     -------- ------- -------
                                                                          (In millions)
Estimated fair value of invested assets transferred to affiliates... $    874 $    -- $    --
Amortized cost of invested assets transferred to affiliates......... $    827 $    -- $    --
Net investment gains (losses) recognized on transfers............... $     47 $    -- $    --
Estimated fair value of invested assets transferred from affiliates. $    834 $    -- $    33

  Included within the transfers to affiliates in 2013 and transfers from affiliates in 2013 was $739 million and $751 million, respectively, related to the establishment of a custodial account to secure certain policyholder liabilities. See Note 1.

  The Company has affiliated loans outstanding to wholly-owned real estate subsidiaries of an affiliate, MLIC, which are included in mortgage loans, with a carrying value of $364 million and $306 million at December 31, 2013 and 2012, respectively. Two loans issued in 2013 totaling $60 million bear interest at one-month LIBOR + 4.50% with quarterly interest only payments of less than $1 million through January 2017, when the principal balance is due. A loan with a carrying value of $110 million, at both December 31, 2013 and 2012, bears interest at one-month LIBOR + 1.95% with quarterly interest only payments of $1 million through January 2015, when the principal balance is due. A loan with a carrying value of $134 million and $136 million at December 31, 2013 and 2012, respectively, bears interest at 7.26% due in quarterly principal and interest payments of $3 million through January 2020, when the principal balance is due. A loan with a carrying value of $60 million, at both December 31, 2013 and 2012, bears interest at 7.01% with quarterly interest only payments of $1 million through January 2020, when the principal balance is due. These affiliated loans are secured by interests in the real estate

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

7. Investments (continued)

subsidiaries, which own operating real estate with a fair value in excess of the loans. Net investment income from these affiliated loans was $16 million, $17 million and $14 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has affiliated loans outstanding, which are included in other invested assets, totaling $430 million at both December 31, 2013 and 2012. At December 31, 2011, the loans were outstanding with Exeter, an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loans of $305 million, issued by MetLife Insurance Company of Connecticut and $125 million, issued by MLI-USA, are due on July 15, 2021 and December 16, 2021, respectively, and bear interest, payable semi-annually, at 5.64% and 5.86%, respectively. Net investment income from these affiliated loans was $25 million, $25 million and $8 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  In July 2013, the Company committed to lend up to $1.8 billion to Exeter, an affiliate, pursuant to a note purchase agreement. Pursuant to the agreement, MetLife Insurance Company of Connecticut committed to purchase up to $1.3 billion of notes and MLI-USA committed to purchase up to $438 million of notes through December 31, 2014. The notes will be due not later than three years after issuance. The repayment of any notes issued pursuant to this agreement is guaranteed by MetLife. In October 2013, pursuant to this agreement, the Company issued loans to Exeter which are included in other invested assets, totaling $500 million at December 31, 2013. The loans of $375 million, issued by MetLife Insurance Company of Connecticut, and $125 million, issued by MLI-USA, are both due October 15, 2015, and bear interest, payable semi-annually, at 2.47%. Net investment income from this loan was $3 million at December 31, 2013. The remaining total commitment to lend is $1.2 billion with $925 million committed by MetLife Insurance Company of Connecticut and $313 million committed by MLI-USA at December 31, 2013.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $68 million for both years ended December 31, 2013 and 2012 and $67 million for the year ended December 31, 2011. The Company also had additional affiliated net investment income of $1 million for the year ended December 31, 2013 and less than $1 million for both of the years ended December 31, 2012 and 2011.

8. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)

over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

  The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, futures and forwards.

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and non-qualifying hedging relationships.

  The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in non-qualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

  Inflation swaps are used as an economic hedge to reduce inflation risk generated from inflation-indexed liabilities. Inflation swaps are included in interest rate swaps. The Company utilizes inflation swaps in non-qualifying hedging relationships.

  The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in fair value, cash flow and non-qualifying hedging relationships.

   To a lesser extent, the Company uses foreign currency forwards in non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

   To a lesser extent, the Company uses credit forwards to lock in the price to be paid for forward purchases of certain securities. The Company utilizes credit forwards in cash flow hedging relationships.

 Equity Derivatives

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, variance swaps and exchange-traded equity futures.

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in non-qualifying hedging relationships.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in non-qualifying hedging relationships.

   To a lesser extent, the Company also uses total rate of return swaps ("TRRs") to hedge its equity market guarantees in certain of its insurance products. The Company utilizes TRRs in non-qualifying hedging relationships.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                     December 31,
                                                             -------------------------------------------------------------
                                                                          2013                           2012
                                                             ------------------------------ ------------------------------
                                                                       Estimated Fair Value           Estimated Fair Value
                                                                       --------------------           --------------------
                                                             Notional                       Notional
                           Primary Underlying Risk Exposure   Amount    Assets  Liabilities  Amount    Assets  Liabilities
                           --------------------------------  --------- -------- ----------- --------- -------- -----------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
  Interest rate swaps..... Interest rate.................... $     436 $      5    $     10 $     538 $     28   $       9
  Foreign currency swaps.. Foreign currency exchange rate...       122       --          13       122       --          14
                                                             --------- --------    -------- --------- --------   ---------
   Subtotal..............................................          558        5          23       660       28          23
                                                             --------- --------    -------- --------- --------   ---------
Cash flow hedges:
  Interest rate swaps..... Interest rate....................       537        6          32       658       99          --
  Interest rate forwards.. Interest rate....................       245        3           4       410       81          --
  Foreign currency swaps.. Foreign currency exchange rate...       544       25          35       524       16          14
                                                             --------- --------    -------- --------- --------   ---------
   Subtotal..............................................        1,326       34          71     1,592      196          14
                                                             --------- --------    -------- --------- --------   ---------
    Total qualifying hedges.............................         1,884       39          94     2,252      224          37
                                                             --------- --------    -------- --------- --------   ---------
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps....... Interest rate....................    22,262      881         441    16,869    1,254         513
Interest rate floors...... Interest rate....................    17,604      103          99    15,136      318         274
Interest rate caps........ Interest rate....................     9,651       36          --     9,031       11          --
Interest rate futures..... Interest rate....................     1,443       --           3     2,771       --           7
Foreign currency swaps.... Foreign currency exchange rate...       882       52          41       811       60          35
Foreign currency forwards. Foreign currency exchange rate...        56       --           1       139       --           4
Credit default
 swaps -- purchased....... Credit...........................       157       --           1       162       --           2
Credit default
 swaps -- written......... Credit...........................     2,243       38          --     2,456       23           1
Equity futures............ Equity market....................       778       --           3     1,075       --          27
Equity options............ Equity market....................     3,597      305          42     2,845      469           1
Variance swaps............ Equity market....................     2,270        6          94     2,346       11          62
TRRs...................... Equity market....................       462       --          22       300       --           7
                                                             --------- --------    -------- --------- --------   ---------
   Total non-designated or non-qualifying derivatives....       61,405    1,421         747    53,941    2,146         933
                                                             --------- --------    -------- --------- --------   ---------
    Total...............................................     $  63,289 $  1,460    $    841 $  56,193 $  2,370   $     970
                                                             ========= ========    ======== ========= ========   =========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the consolidated statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

  Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                             ---------------------------------
                                                 2013         2012      2011
                                             ------------- ---------- --------
                                                       (In millions)
 Derivatives and hedging gains (losses) (1). $       (958) $    (289) $    846
 Embedded derivatives.......................          (94)        292      250
                                             ------------- ---------- --------
  Total net derivative gains (losses)....... $     (1,052) $    1,003 $  1,096
                                             ============= ========== ========

--------

(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The following table presents earned income on derivatives:

                                                      Years Ended December 31,
                                                     ---------------------------
                                                       2013      2012     2011
                                                     --------- -------- --------
                                                            (In millions)
Qualifying hedges:
 Net investment income.............................. $       2 $      2 $      2
 Interest credited to policyholder account balances.         2       18       41
Non-qualifying hedges:
 Net derivative gains (losses)......................        79      127       83
 Policyholder benefits and claims...................      (17)      (6)       --
                                                     --------- -------- --------
   Total............................................ $      66 $    141 $    126
                                                     ========= ======== ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

    The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                               Net     Policyholder
                                             Net Derivative Investment Benefits and
                                             Gains (Losses) Income (1)  Claims (2)
                                             -------------- ---------- ------------
                                                         (In millions)
Year Ended December 31, 2013:
 Interest rate derivatives..................   $      (558)  $      --   $     (26)
 Foreign currency exchange rate derivatives.           (24)         --           --
 Credit derivatives -- purchased............             --         --           --
 Credit derivatives -- written..............             27         --           --
 Equity derivatives.........................          (486)        (7)         (90)
                                               ------------  ---------   ----------
   Total....................................   $    (1,041)  $     (7)   $    (116)
                                               ============  =========   ==========
Year Ended December 31, 2012:
 Interest rate derivatives..................   $        (5)  $      --   $       --
 Foreign currency exchange rate derivatives.            (4)         --           --
 Credit derivatives -- purchased............           (11)         --           --
 Credit derivatives -- written..............             41         --           --
 Equity derivatives.........................          (413)        (4)         (51)
                                               ------------  ---------   ----------
   Total....................................   $      (392)  $     (4)   $     (51)
                                               ============  =========   ==========
Year Ended December 31, 2011:
 Interest rate derivatives..................   $        701  $      --   $       --
 Foreign currency exchange rate derivatives.             27         --           --
 Credit derivatives -- purchased............             13         --           --
 Credit derivatives -- written..............           (13)         --           --
 Equity derivatives.........................             45        (7)          (4)
                                               ------------  ---------   ----------
   Total....................................   $        773  $     (7)   $      (4)
                                               ============  =========   ==========

--------

(1)Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

  The Company designates and accounts for the following as fair value hedges when they have met the requirements of fair value hedging: (i) interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated liabilities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                         Net Derivative  Net Derivative Ineffectiveness
                                                         Gains (Losses)  Gains (Losses)  Recognized in
Derivatives in Fair Value   Hedged Items in Fair Value     Recognized    Recognized for Net Derivative
Hedging Relationships         Hedging Relationships      for Derivatives  Hedged Items  Gains (Losses)
-------------------------  ----------------------------- --------------- -------------- ---------------
                                                                         (In millions)
Year Ended December 31, 2013:
Interest rate swaps:       Fixed maturity securities....  $            7 $          (9)  $          (2)
                           Policyholder liabilities (1).            (30)             28             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).               2            (2)              --
                                                          -------------- --------------  --------------
  Total...............................................    $         (21) $           17  $          (4)
                                                          ============== ==============  ==============
Year Ended December 31, 2012:
Interest rate swaps:       Fixed maturity securities....  $          (3) $            1  $          (2)
                           Policyholder liabilities (1).            (10)              8             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (29)             20             (9)
                                                          -------------- --------------  --------------
  Total...............................................    $         (42) $           29  $         (13)
                                                          ============== ==============  ==============
Year Ended December 31, 2011:
Interest rate swaps:       Fixed maturity securities....  $          (7) $            5  $          (2)
                           Policyholder liabilities (1).              36           (38)             (2)
Foreign currency swaps:    Foreign-denominated PABs (2).            (52)             30            (22)
                                                          -------------- --------------  --------------
  Total...............................................    $         (23) $          (3)  $         (26)
                                                          ============== ==============  ==============

--------

(1)Fixed rate liabilities reported in PABs or future policy benefits.

(2)Fixed rate or floating rate liabilities.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified certain amounts from AOCI into net derivative gains (losses). These amounts were $0 for both years ended December 31, 2013 and 2012 and $1 million for the year ended December 31, 2011.

  At December 31, 2013 and 2012, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed six years and seven years, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  At December 31, 2013 and 2012, the balance in AOCI associated with cash flow hedges was $39 million and $243 million, respectively.

  The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders' equity:

                                                    Amount and Location        Amount and Location
                            Amount of Gains          of Gains (Losses)          of Gains (Losses)
Derivatives in Cash Flow  (Losses) Deferred in       Reclassified from        Recognized in Income
Hedging Relationships     AOCI on Derivatives     AOCI into Income (Loss)     (Loss) on Derivatives
------------------------  -------------------- ----------------------------- -----------------------
                          (Effective Portion)       (Effective Portion)       (Ineffective Portion)
-                         -------------------- ----------------------------- -----------------------
                                               Net Derivative Net Investment     Net Derivative
                                               Gains (Losses)     Income         Gains (Losses)
                                               -------------- -------------- -----------------------
                                                       (In millions)
Year Ended December 31, 2013:
Interest rate swaps......  $            (120)   $         --  $          --  $                    --
Interest rate forwards...                (57)              9              1                       --
Foreign currency swaps...                (15)             --             --                        1
Credit forwards..........                 (1)             --              1                       --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $            (193)   $          9  $           2  $                     1
                          ==================== ============== ============== =======================
Year Ended December 31, 2012:
Interest rate swaps......  $               21   $         --  $          --  $                     1
Interest rate forwards...                   1              1              1                       --
Foreign currency swaps...                (15)              1             --                      (1)
Credit forwards..........                  --             --             --                       --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $                7   $          2  $           1  $                    --
                          ==================== ============== ============== =======================
Year Ended December 31, 2011:
Interest rate swaps......  $              132   $          1  $          --  $                    --
Interest rate forwards...                 208              9             --                        1
Foreign currency swaps...                  17            (2)             --                       --
Credit forwards..........                  --              1             --                       --
                          -------------------- -------------- -------------- -----------------------
  Total..................  $              357   $          9  $          --  $                     1
                          ==================== ============== ============== =======================

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

  At December 31, 2013, $1 million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $2.2 billion and $2.5 billion at December 31, 2013 and 2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2013 and 2012, the Company would have received $38 million and $22 million, respectively, to terminate all of these contracts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2013                                     2012
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate)..........  $       3    $         115          2.7  $       3   $          167          3.2
Credit default swaps
  referencing indices........          6              650          1.1         10              650          2.1
                              ---------- ----------------              ---------- ----------------
 Subtotal....................          9              765          1.3         13              817          2.3
                              ---------- ----------------              ---------- ----------------
Baa
Single name credit default
  swaps (corporate)..........          8              446          3.0          4              479          3.8
Credit default swaps
  referencing indices........         18              996          4.9          5            1,124          4.8
                              ---------- ----------------              ---------- ----------------
 Subtotal....................         26            1,442          4.3          9            1,603          4.5
                              ---------- ----------------              ---------- ----------------
B
Single name credit default
  swaps (corporate)..........         --               --           --         --               --           --
Credit default swaps
  referencing indices........          3               36          5.0         --               36          5.0
                              ---------- ----------------              ---------- ----------------
 Subtotal....................          3               36          5.0         --               36          5.0
                              ---------- ----------------              ---------- ----------------
   Total.....................  $      38    $       2,243          3.3  $      22   $        2,456          3.8
                              ========== ================              ========== ================

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives. See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                   December 31, 2013    December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar  -------------------- --------------------
Arrangement                                                        Assets  Liabilities  Assets  Liabilities
----------------------------------------------------------------  -------- ----------- -------- -----------
                                                                                (In millions)
 Gross estimated fair value of derivatives:
  OTC-bilateral (1).............................................. $  1,450    $    851 $  2,436    $    982
  OTC-cleared (1)................................................       50           9       --          --
  Exchange-traded................................................       --           6       --          34
                                                                  --------    -------- --------    --------
    Total gross estimated fair value of derivatives (1)..........    1,500         866    2,436       1,016
 Amounts offset in the consolidated balance sheets...............       --          --       --          --
                                                                  --------    -------- --------    --------
 Estimated fair value of derivatives presented in the
   consolidated balance sheets (1)...............................    1,500         866    2,436       1,016
 Gross amounts not offset in the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..................................................    (670)       (670)    (838)       (838)
  OTC-cleared....................................................      (8)         (8)       --          --
  Exchange-traded................................................       --          --       --          --
 Cash collateral: (3)
  OTC-bilateral..................................................    (216)          --    (897)          --
  OTC-cleared....................................................     (40)         (1)       --          --
  Exchange-traded................................................       --         (5)       --        (34)
 Securities collateral: (4)
  OTC-bilateral..................................................    (554)       (160)    (689)       (121)
  OTC-cleared....................................................       --          --       --          --
  Exchange-traded................................................       --         (1)       --          --
                                                                  --------    -------- --------    --------
 Net amount after application of master netting agreements and
   collateral.................................................... $     12    $     21 $     12    $     23
                                                                  ========    ======== ========    ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $40 million and $66 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $25 million and $46 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents, short-term investments, or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables in the consolidated balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2013 and 2012, the Company received excess cash collateral of $21 million and $0, respectively, and provided excess cash collateral of $19 million and $53 million, respectively, which is not included in the table above due to the foregoing limitation.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the consolidated balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $34 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2013 and 2012, the Company provided excess securities collateral with an estimated fair value of $1 million and $0, respectively, for its OTC-bilateral derivatives, $29 million and $0, respectively, for its OTC-cleared derivatives and $46 million and $0, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                               Estimated
                                             Fair Value of
                                          Collateral Provided: Fair Value of Incremental Collateral Provided Upon:
                                          -------------------- ---------------------------------------------------
                                                                                          Downgrade in the
                                                                                    Company's Financial Strength
                                                                   One Notch           Rating to a Level that
                         Estimated                                Downgrade in        Triggers Full Overnight
                       Fair Value of                             the Company's          Collateralization or
                     Derivatives in Net      Fixed Maturity    Financial Strength        Termination of the
                   Liability Position (1)      Securities            Rating             Derivative Position
                   ---------------------- -------------------- ------------------   ----------------------------
                                                          (In millions)
December 31, 2013          $          181       $          161      $          --             $                2
December 31, 2012          $          143       $          121      $           2             $               28

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on ceded reinsurance; and certain debt and equity securities.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                     December 31,
                                                                  -------------------
                                        Balance Sheet Location       2013      2012
                                       -------------------------- ---------- --------
                                                                     (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $      912 $  3,551
  Options embedded in debt or equity
   securities......................... Investments...............       (30)     (14)
                                                                  ---------- --------
   Net embedded derivatives within asset host contracts.......    $      882 $  3,537
                                                                  ========== ========
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $  (1,232) $    705
  Assumed guaranteed minimum benefits. PABs......................       (13)        4
  Funds withheld on ceded reinsurance. Other liabilities.........         34      552
                                                                  ---------- --------
   Net embedded derivatives within liability host contracts...    $  (1,211) $  1,261
                                                                  ========== ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

8. Derivatives (continued)


  The following table presents changes in estimated fair value related to embedded derivatives:

                                               Years Ended December 31,
                                         -------------------------------------
                                             2013         2012        2011
                                         ------------- ----------- -----------
                                                     (In millions)
  Net derivative gains (losses) (1) (2). $        (94) $     1,292 $       250

--------

(1)The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($156) million, ($235) million and $354 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $76 million, $124 million and ($476) million for the years ended
   December 31, 2013, 2012 and 2011, respectively.

(2)See Note 6 for discussion of affiliated net derivative gains (losses) included in the table above.

9. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The Company defines
                          active markets based on average
                          trading volume for equity securities.
                          The size of the bid/ask spread is
                          used as an indicator of market
                          activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

                                                                            December 31, 2013
                                                              ----------------------------------------------
                                                                   Fair Value Hierarchy
                                                              ------------------------------
                                                                                             Total Estimated
                                                              Level 1   Level 2    Level 3     Fair Value
                                                              -------- ---------- ---------- ---------------
                                                                              (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   15,454 $    1,248    $     16,702
  Foreign corporate..........................................       --      7,783        734           8,517
  U.S. Treasury and agency...................................    4,365      3,929         --           8,294
  RMBS.......................................................       --      4,266        422           4,688
  State and political subdivision............................       --      2,224         --           2,224
  ABS........................................................       --      1,682        419           2,101
  CMBS.......................................................       --      1,532         72           1,604
  Foreign government.........................................       --      1,122         --           1,122
                                                              -------- ---------- ----------    ------------
   Total fixed maturity securities...........................    4,365     37,992      2,895          45,252
                                                              -------- ---------- ----------    ------------
Equity securities:
  Non-redeemable preferred stock.............................       --        136         81             217
  Common stock...............................................       86         84         31             201
                                                              -------- ---------- ----------    ------------
   Total equity securities...................................       86        220        112             418
                                                              -------- ---------- ----------    ------------
Short-term investments (1)...................................      391      1,671         --           2,062
Mortgage loans held by CSEs -- FVO...........................       --      1,598         --           1,598
Other invested assets:
  FVO securities.............................................       --          9         --               9
  Derivative assets: (2)
   Interest rate.............................................       --      1,011         23           1,034
   Foreign currency exchange rate............................       --         77         --              77
   Credit....................................................       --         32          6              38
   Equity market.............................................       --        305          6             311
                                                              -------- ---------- ----------    ------------
     Total derivative assets.................................       --      1,425         35           1,460
                                                              -------- ---------- ----------    ------------
      Total other invested assets............................       --      1,434         35           1,469
Net embedded derivatives within asset host contracts (3).....       --         --        912             912
Separate account assets (4)..................................      259     97,368        153          97,780
                                                              -------- ---------- ----------    ------------
      Total assets........................................... $  5,101 $  140,283 $    4,107    $    149,491
                                                              ======== ========== ==========    ============
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      3 $      574 $       12    $        589
  Foreign currency exchange rate.............................       --         90         --              90
  Credit.....................................................       --          1         --               1
  Equity market..............................................        3         64         94             161
                                                              -------- ---------- ----------    ------------
   Total derivative liabilities..............................        6        729        106             841
                                                              -------- ---------- ----------    ------------
Net embedded derivatives within liability host contracts (3).       --         --    (1,211)         (1,211)
Long-term debt of CSEs.......................................       --      1,461         --           1,461
                                                              -------- ---------- ----------    ------------
      Total liabilities...................................... $      6 $    2,190 $  (1,105)    $      1,091
                                                              ======== ========== ==========    ============

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                                                           December 31, 2012
                                                              --------------------------------------------
                                                                  Fair Value Hierarchy
                                                              ----------------------------
                                                                                           Total Estimated
                                                              Level 1   Level 2   Level 3    Fair Value
                                                              -------- ---------- -------- ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
  U.S. corporate............................................. $     -- $   17,461 $  1,434     $    18,895
  Foreign corporate..........................................       --      8,577      868           9,445
  U.S. Treasury and agency...................................    5,082      3,782       --           8,864
  RMBS.......................................................       --      5,460      278           5,738
  State and political subdivision............................       --      2,304       25           2,329
  ABS........................................................       --      1,910      343           2,253
  CMBS.......................................................       --      2,231      125           2,356
  Foreign government.........................................       --      1,085        3           1,088
                                                              -------- ---------- --------     -----------
    Total fixed maturity securities..........................    5,082     42,810    3,076          50,968
                                                              -------- ---------- --------     -----------
Equity securities:
  Non-redeemable preferred stock.............................       --         47       93             140
  Common stock...............................................       70         81       26             177
                                                              -------- ---------- --------     -----------
    Total equity securities..................................       70        128      119             317
                                                              -------- ---------- --------     -----------
Short-term investments (1)...................................    1,233      1,285       13           2,531
Mortgage loans held by CSEs -- FVO...........................       --      2,666       --           2,666
Other invested assets:
  FVO securities.............................................       --          9       --               9
  Derivative assets: (2)
    Interest rate............................................       --      1,643      148           1,791
    Foreign currency exchange rate...........................       --         76       --              76
    Credit...................................................       --         13       10              23
    Equity market............................................       --        469       11             480
                                                              -------- ---------- --------     -----------
     Total derivative assets.................................       --      2,201      169           2,370
                                                              -------- ---------- --------     -----------
       Total other invested assets...........................       --      2,210      169           2,379
Net embedded derivatives within asset host contracts (3).....       --         --    3,551           3,551
Separate account assets (4)..................................      201     85,772      141          86,114
                                                              -------- ---------- --------     -----------
       Total assets.......................................... $  6,586 $  134,871 $  7,069     $   148,526
                                                              ======== ========== ========     ===========
Liabilities
Derivative liabilities: (2)
  Interest rate.............................................. $      7 $      767 $     29     $       803
  Foreign currency exchange rate.............................       --         67       --              67
  Credit.....................................................       --          3       --               3
  Equity market..............................................       27          8       62              97
                                                              -------- ---------- --------     -----------
    Total derivative liabilities.............................       34        845       91             970
                                                              -------- ---------- --------     -----------
Net embedded derivatives within liability host contracts (3).       --         --    1,261           1,261
Long-term debt of CSEs.......................................       --      2,559       --           2,559
                                                              -------- ---------- --------     -----------
       Total liabilities..................................... $     34 $    3,404 $  1,352     $     4,790
                                                              ======== ========== ========     ===========

--------

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


(1)Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2013 and 2012, equity securities also included embedded derivatives of ($30) million and ($14) million, respectively.

(4)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to MetLife Insurance Company of Connecticut's Audit Committee regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

  fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 11% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities, Short-term Investments and Long-term Debt of CSEs

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

    The estimated fair value of long-term debt of CSEs is determined on a basis consistent with the methodologies described herein for securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

   Structured securities comprised of RMBS, ABS and CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common and non-redeemable preferred stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

    Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, ABS and CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on independent non-binding broker quotations and inputs, including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on matrix pricing that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads.

   Common and non-redeemable preferred stock

     These securities, including privately-held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

   Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Mortgage Loans Held by CSEs -- FVO

    The Company consolidates certain securitization entities that hold commercial mortgage loans.

  Level 2 Valuation Techniques and Key Inputs:

    These investments are principally valued using the market approach. The principal market for these investments is the securitization market. The Company uses the quoted securitization market price of the obligations of the CSEs to determine the estimated fair value of these commercial loan portfolios. These market prices are determined principally by independent pricing services using observable inputs.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets include: mutual funds, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Also included are certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

  Level 3 Valuation Techniques and Key Inputs:

    These assets are comprised of investments that are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs." Also included are other limited partnership interests, which are valued giving consideration to the value of the underlying holdings of the partnerships and by applying a premium or discount, if appropriate, for factors such as liquidity, bid/ask spreads, the performance record of the fund manager or other relevant variables that may impact the exit value of the particular partnership interest.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

 valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   Credit

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves and recovery rates.

   Equity market

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Level 3 Valuation Techniques and Key Inputs:

    These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

   Interest rate

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of the swap yield curve and basis curves.

   Credit

     Non-option-based. Significant unobservable inputs may include credit spreads, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


   Equity market

     Non-option-based. Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

 Embedded Derivatives

   Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees and embedded derivatives related to funds withheld on ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the consolidated balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


   The Company assumed, from an affiliated insurance company, the risk associated with certain GMIBs. These embedded derivatives are included in other policy-related balances in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

   The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct and assumed guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    For assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012, transfers between Levels 1 and 2 were not significant.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments or credit spreads.

    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                                December 31, 2013
                                                                                           ---------------------------
                                       Valuation                   Significant                                Weighted
                                      Techniques               Unobservable Inputs              Range        Average (1)
                                ------------------------    ---------------------------    ---------------   -----------
Fixed maturity securities: (3)
 U.S. corporate and              Matrix pricing              Delta spread                     (10) -     240      51
  foreign corporate............                                adjustments (4)
                                                             Illiquidity premium (4)           30  -      30      30
                                                             Credit spreads (4)              (112) -     538     208
                                                             Offered quotes (5)                99  -     100     100
..                                Consensus pricing           Offered quotes (5)                33  -     103      87
                                -----------------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and          Credit spreads (4)               (96) -   2,406     295
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                 10  -     100      95
                                 Consensus pricing           Offered quotes (5)                78  -     100      95
                                -----------------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and          Credit spreads (4)               341  -   1,879     746
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                 97  -     104     101
                                 Consensus pricing           Offered quotes (5)               101  -     101     101
                                -----------------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and          Credit spreads (4)                30  -     875     319
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                 --  -     104     101
                                 Consensus pricing           Offered quotes (5)                58  -     106      98
                                -----------------------------------------------------------------------------------------
Derivatives:
 Interest rate.................  Present value               Swap yield (7)                   248  -     450
                                   techniques
                                -----------------------------------------------------------------------------------------
 Credit........................  Present value               Credit spreads (8)                98  -     100
                                   techniques
                                 Consensus pricing           Offered quotes (9)
                                -----------------------------------------------------------------------------------------
 Equity market.................  Present value               Volatility (10)                  17%  -     28%
                                   techniques
                                -----------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded                Option pricing              Mortality rates:
  guaranteed minimum               techniques                   Ages 0 - 40                    0%  -   0.10%
  benefits.....................
                                                                Ages 41 - 60                0.04%  -   0.65%
                                                                Ages 61 - 115               0.26%  -    100%
                                                             Lapse rates:
                                                                Durations 1 - 10            0.50%  -    100%
                                                                Durations 11 - 20              3%  -    100%
                                                                Durations 21 - 116             3%  -    100%
                                                             Utilization rates                20%  -     50%
                                                             Withdrawal rates               0.07%  -     10%
                                                             Long-term equity              17.40%  -     25%
                                                               volatilities
                                                             Nonperformance                 0.03%  -   0.44%
                                                               risk spread
                                -----------------------------------------------------------------------------------------

                                                                                                December 31, 2012
                                                                                           ---------------------------
                                       Valuation                   Significant                                Weighted
                                      Techniques               Unobservable Inputs              Range        Average (1)
                                ------------------------    ---------------------------    ---------------   -----------
Fixed maturity securities: (3)
 U.S. corporate and              Matrix pricing              Delta spread                       9  -     500     105
  foreign corporate............                                adjustments (4)
                                                             Illiquidity premium (4)           30  -      30      30
                                                             Credit spreads (4)              (157) -     876     282
                                                             Offered quotes (5)               100  -     100     100
..                                Consensus pricing           Offered quotes (5)                35  -     555      96
                                -----------------------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and          Credit spreads (4)                40  -   2,367     436
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                100  -     100     100
                                 Consensus pricing           Offered quotes (5)
                                -----------------------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and          Credit spreads (4)                10  -   9,164     413
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                100  -     104     102
                                 Consensus pricing           Offered quotes (5)
                                -----------------------------------------------------------------------------------------
 ABS...........................  Matrix pricing and          Credit spreads (4)                --  -     900     152
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)                 97  -     102     100
                                 Consensus pricing           Offered quotes (5)                50  -     111     100
                                -----------------------------------------------------------------------------------------
Derivatives:
 Interest rate.................  Present value               Swap yield (7)                   221  -     353
                                   techniques
                                -----------------------------------------------------------------------------------------
 Credit........................  Present value               Credit spreads (8)               100  -     100
                                   techniques
                                 Consensus pricing           Offered quotes (9)
                                -----------------------------------------------------------------------------------------
 Equity market.................  Present value               Volatility (10)                  18%  -     26%
                                   techniques
                                -----------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded                Option pricing              Mortality rates:
  guaranteed minimum               techniques                   Ages 0 - 40                    0%  -   0.10%
  benefits.....................
                                                                Ages 41 - 60                0.05%  -   0.64%
                                                                Ages 61 - 115               0.32%  -    100%
                                                             Lapse rates:
                                                                Durations 1 - 10            0.50%  -    100%
                                                                Durations 11 - 20              3%  -    100%
                                                                Durations 21 - 116             3%  -    100%
                                                             Utilization rates                20%  -     50%
                                                             Withdrawal rates               0.07%  -     10%
                                                             Long-term equity              17.40%  -     25%
                                                               volatilities
                                                             Nonperformance                 0.10%  -   0.67%
                                                               risk spread
                                -----------------------------------------------------------------------------------------

                                                                                             Impact of
                                                                                            Increase in
                                                                                             Input on
                                       Valuation                   Significant               Estimated
                                      Techniques               Unobservable Inputs         Fair Value (2)
                                ------------------------    ---------------------------    --------------
Fixed maturity securities: (3)
 U.S. corporate and              Matrix pricing              Delta spread                    Decrease
  foreign corporate............                                adjustments (4)
                                                             Illiquidity premium (4)         Decrease
                                                             Credit spreads (4)              Decrease
                                                             Offered quotes (5)              Increase
..                                Consensus pricing           Offered quotes (5)              Increase
                                --------------------------------------------------------------------------
 RMBS..........................  Matrix pricing and          Credit spreads (4)            Decrease (6)
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)             Increase (6)
                                 Consensus pricing           Offered quotes (5)            Increase (6)
                                --------------------------------------------------------------------------
 CMBS..........................  Matrix pricing and          Credit spreads (4)            Decrease (6)
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)             Increase (6)
                                 Consensus pricing           Offered quotes (5)            Increase (6)
                                --------------------------------------------------------------------------
 ABS...........................  Matrix pricing and          Credit spreads (4)            Decrease (6)
                                   discounted cash flow
                                 Market pricing              Quoted prices (5)             Increase (6)
                                 Consensus pricing           Offered quotes (5)            Increase (6)
                                --------------------------------------------------------------------------
Derivatives:
 Interest rate.................  Present value               Swap yield (7)                Increase (11)
                                   techniques
                                --------------------------------------------------------------------------
 Credit........................  Present value               Credit spreads (8)            Decrease (8)
                                   techniques
                                 Consensus pricing           Offered quotes (9)
                                --------------------------------------------------------------------------
 Equity market.................  Present value               Volatility (10)               Increase (11)
                                   techniques
                                --------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded                Option pricing              Mortality rates:
  guaranteed minimum               techniques                   Ages 0 - 40                Decrease (12)
  benefits.....................
                                                                Ages 41 - 60               Decrease (12)
                                                                Ages 61 - 115              Decrease (12)
                                                             Lapse rates:
                                                                Durations 1 - 10           Decrease (13)
                                                                Durations 11 - 20          Decrease (13)
                                                                Durations 21 - 116         Decrease (13)
                                                             Utilization rates             Increase (14)
                                                             Withdrawal rates                      (15)
                                                             Long-term equity              Increase (16)
                                                               volatilities
                                                             Nonperformance                Decrease (17)
                                                               risk spread
                                --------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Represents the risk quoted in basis points of a credit default event on the underlying instrument. The range being provided is a single quoted spread in the valuation model. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)At both December 31, 2013 and 2012, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

   contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------------------
                                                                     Fixed Maturity Securities:
                                          ---------------------------------------------------------------------------------
                                                                                      State and
                                            U.S.     Foreign  U.S. Treasury           Political                  Foreign
                                          Corporate Corporate  and Agency     RMBS   Subdivision  ABS    CMBS   Government
                                          --------- --------- ------------- -------- ----------- ------ ------- -----------
                                                                            (In millions)
Year Ended December 31, 2013:
Balance at January 1,.................... $  1,434  $    868    $        -- $    278  $      25  $  343 $   125 $         3
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7        --             --        1         --       1       1          --
   Net investment gains (losses).........       --       (7)             --      (1)         --       2      --          --
   Net derivative gains (losses).........       --        --             --       --         --      --      --          --
  OCI....................................     (39)       (5)             --       13         --     (5)       3          --
Purchases (3)............................      150        53             --      170         --     184      37          --
Sales (3)................................    (243)     (129)             --     (49)        (2)    (53)    (71)         (3)
Issuances (3)............................       --        --             --       --         --      --      --          --
Settlements (3)..........................       --        --             --       --         --      --      --          --
Transfers into Level 3 (4)...............      218        30             --       14         --      --      --          --
Transfers out of Level 3 (4).............    (279)      (76)             --      (4)       (23)    (53)    (23)          --
                                          --------  --------    ----------- --------  ---------  ------ ------- -----------
Balance at December 31,.................. $  1,248  $    734    $        -- $    422  $      --  $  419 $    72 $        --
                                          ========  ========    =========== ========  =========  ====== ======= ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7  $     --    $        -- $      1  $      --  $   -- $    -- $        --
  Net investment gains (losses).......... $     --  $    (3)    $        -- $     --  $      --  $   -- $    -- $        --
  Net derivative gains (losses).......... $     --  $     --    $        -- $     --  $      --  $   -- $    -- $        --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ----------------------------------------------------------------------------------
                                          Equity Securities:               Net Derivatives: (6)
                                          -------------------             -----------------------
                                             Non-
                                          redeemable                                                    Net        Separate
                                          Preferred   Common  Short-term  Interest        Equity     Embedded      Account
                                            Stock     Stock   Investments   Rate   Credit Market  Derivatives (7) Assets (8)
                                          ---------- -------- ----------- -------- ------ ------- --------------- ----------
                                                                            (In millions)
Year Ended December 31, 2013:
Balance at January 1,.................... $       93 $     26 $       13  $   119  $   10 $  (51)   $       2,290  $    141
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................         --       --         --       --      --      --              --        --
   Net investment gains (losses).........         --        8         --       --      --      --              --         6
   Net derivative gains (losses).........         --       --         --     (16)     (4)    (40)             108        --
  OCI....................................         12        7         --     (58)      --      --              --        --
Purchases (3)............................          3        2         --       --      --      --              --         9
Sales (3)................................       (27)     (12)       (13)       --      --      --              --       (6)
Issuances (3)............................         --       --         --       --      --      --              --        --
Settlements (3)..........................         --       --         --     (19)      --       3            (59)        --
Transfers into Level 3 (4)...............         --       --         --       --      --      --              --         3
Transfers out of Level 3 (4).............         --       --         --     (15)      --      --              --        --
                                          ---------- -------- ----------  -------  ------ -------   -------------  --------
Balance at December 31,.................. $       81 $     31 $       --  $    11  $    6 $  (88)   $       2,123  $    153
                                          ========== ======== ==========  =======  ====== =======   =============  ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $       -- $     -- $       --  $    --  $   -- $    --   $          --  $     --
  Net investment gains (losses).......... $      (3) $    (2) $       --  $    --  $   -- $    --   $          --  $     --
  Net derivative gains (losses).......... $       -- $     -- $       --  $   (8)  $  (4) $  (36)   $        (83)  $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          -------------------------------------------------------------------------------
                                                                    Fixed Maturity Securities:
                                          -------------------------------------------------------------------------------
                                                                 U.S.               State and
                                            U.S.     Foreign   Treasury             Political                  Foreign
                                          Corporate Corporate and Agency    RMBS   Subdivision  ABS    CMBS   Government
                                          --------- --------- ----------- -------- ----------- ------ ------- -----------
                                                                           (In millions)
Year Ended December 31, 2012:
Balance at January 1,.................... $  1,432  $    580  $        -- $    239  $      23  $  220 $   147 $         2
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................        7        --           --       --         --      --      --          --
   Net investment gains (losses).........       --      (24)           --      (4)         --      --     (1)          --
   Net derivative gains (losses).........       --        --           --       --         --      --      --          --
  OCI....................................       66        44           --       39          2       8       6           1
Purchases (3)............................      227       269           --       61         --     148      22          --
Sales (3)................................    (183)      (56)           --     (63)         --    (15)    (71)          --
Issuances (3)............................       --        --           --       --         --      --      --          --
Settlements (3)..........................       --        --           --       --         --      --      --          --
Transfers into Level 3 (4)...............       76        68           --        6         --      --      39          --
Transfers out of Level 3 (4).............    (191)      (13)           --       --         --    (18)    (17)          --
                                          --------  --------  ----------- --------  ---------  ------ ------- -----------
Balance at December 31,.................. $  1,434  $    868  $        -- $    278  $      25  $  343 $   125 $         3
                                          ========  ========  =========== ========  =========  ====== ======= ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income.................. $      7  $      1  $        -- $     --  $      --  $   -- $    -- $        --
  Net investment gains (losses).......... $     --  $   (16)  $        -- $    (2)  $      --  $   -- $    -- $        --
  Net derivative gains (losses).......... $     --  $     --  $        -- $     --  $      --  $   -- $    -- $        --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                    -----------------------------------------------------------------------------------
                                    Equity Securities:                Net Derivatives: (6)
                                    -------------------             ------------------------
                                       Non-
                                    redeemable                                                                Separate
                                    Preferred   Common  Short-term  Interest         Equity   Net Embedded    Account
                                      Stock     Stock   Investments   Rate   Credit  Market  Derivatives (7) Assets (8)
                                    ---------- -------- ----------- -------- ------ -------- --------------- ----------
                                                                       (In millions)
Year Ended December 31, 2012:
Balance at January 1,.............. $       76 $     21  $       10  $  174  $ (1)  $     43   $       1,009   $    130
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)
   Net investment income...........         --       --          --      --     --        --              --         --
   Net investment gains (losses)...         --      (2)          --      --     --        --              --         16
   Net derivative gains (losses)...         --       --          --       1     10      (91)           1,296         --
 OCI...............................         20        9          --       1     --        --              --         --
Purchases (3)......................         --       --          13      --     --        --              --          1
Sales (3)..........................        (3)      (2)        (10)      --     --        --              --        (5)
Issuances (3)......................         --       --          --    (10)     --        --              --         --
Settlements (3)....................         --       --          --    (47)     --       (3)            (15)         --
Transfers into Level 3 (4).........         --       --          --      --     --        --              --          1
Transfers out of Level 3 (4).......         --       --          --      --      1        --              --        (2)
                                    ---------- --------  ----------  ------  -----  --------   -------------   --------
Balance at December 31,............ $       93 $     26  $       13  $  119  $  10  $   (51)   $       2,290   $    141
                                    ========== ========  ==========  ======  =====  ========   =============   ========
Changes in unrealized gains
 (losses) included in net income
 (loss): (5)
 Net investment income............. $       -- $     --  $       --  $   --  $  --  $     --   $          --   $     --
 Net investment gains (losses)..... $       -- $    (4)  $       --  $   --  $  --  $     --   $          --   $     --
 Net derivative gains (losses)..... $       -- $     --  $       --  $    3  $  11  $   (88)   $       1,305   $     --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                              Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          --------------------------------------------------------------------------------
                                                                     Fixed Maturity Securities:
                                          --------------------------------------------------------------------------------
                                                                                      State and
                                            U.S.     Foreign  U.S. Treasury           Political                 Foreign
                                          Corporate Corporate  and Agency     RMBS   Subdivision  ABS    CMBS  Government
                                          --------- --------- ------------- -------- ----------- ------ ------ -----------
                                                                           (In millions)
Year Ended December 31, 2011:
Balance at January 1,....................  $  1,510  $    880   $        34 $    282    $     32 $  321 $  130 $        14
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................         6         1            --        1          --     --     --          --
   Net investment gains (losses).........        32      (20)            --      (5)          --    (6)     --          --
   Net derivative gains (losses).........        --        --            --       --          --     --     --          --
  OCI....................................        80        22            --      (9)         (8)      8     19          --
Purchases (3)............................        76       282            --       16          --    166     17          --
Sales (3)................................     (175)     (515)            --     (34)         (1)   (46)   (19)        (12)
Issuances (3)............................        --        --            --       --          --     --     --          --
Settlements (3)..........................        --        --            --       --          --     --     --          --
Transfers into Level 3 (4)...............        40         3            --        1          --     --     --          --
Transfers out of Level 3 (4).............     (137)      (73)          (34)     (13)          --  (223)     --          --
                                           --------  --------   ----------- --------    -------- ------ ------ -----------
Balance at December 31,..................  $  1,432  $    580   $        -- $    239    $     23 $  220 $  147 $         2
                                           ========  ========   =========== ========    ======== ====== ====== ===========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income..................  $      6  $      1   $        -- $      1    $     -- $   -- $   -- $        --
  Net investment gains (losses)..........  $     --  $    (9)   $        -- $    (5)    $     -- $  (2) $   -- $        --
  Net derivative gains (losses)..........  $     --  $     --   $        -- $     --    $     -- $   -- $   -- $        --

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                          ---------------------------------------------------------------------------------
                                          Equity Securities:              Net Derivatives: (6)
                                          ------------------             -----------------------
                                             Non-
                                          redeemable                                                              Separate
                                          Preferred  Common  Short-term  Interest         Equity  Net Embedded    Account
                                            Stock    Stock   Investments   Rate   Credit  Market Derivatives (7) Assets (8)
                                          ---------- ------- ----------- -------- ------- ------ --------------- ----------
                                                                      (In millions)
Year Ended December 31, 2011:
Balance at January 1,....................  $     214 $    22  $      173  $ (61)  $    11 $  12     $        677   $    133
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2)
   Net investment income.................         --      --          --      --       --    --               --         --
   Net investment gains (losses).........       (24)       2         (1)      --       --    --               --        (7)
   Net derivative gains (losses).........         --      --          --      50     (10)    32              254         --
  OCI....................................          1     (6)          --     199       --    --               --         --
Purchases (3)............................         --       9          10      --       --     3               --          5
Sales (3)................................      (115)     (6)       (172)      --       --    --               --        (1)
Issuances (3)............................         --      --          --      --      (1)   (4)               --         --
Settlements (3)..........................         --      --          --    (13)      (1)    --               78         --
Transfers into Level 3 (4)...............         --      --          --     (1)       --    --               --         --
Transfers out of Level 3 (4).............         --      --          --      --       --    --               --         --
                                           --------- -------  ----------  ------  ------- -----     ------------   --------
Balance at December 31,..................  $      76 $    21  $       10  $  174  $   (1) $  43     $      1,009   $    130
                                           ========= =======  ==========  ======  ======= =====     ============   ========
Changes in unrealized gains (losses)
 included in net income (loss): (5)
  Net investment income..................  $      -- $    --  $       --  $   --  $    -- $  --     $         --   $     --
  Net investment gains (losses)..........  $     (3) $    --  $       --  $   --  $    -- $  --     $         --   $     --
  Net derivative gains (losses)..........  $      -- $    --  $       --  $   39  $  (10) $  33     $        256   $     --

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)

 Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                             December 31,
                                                                           -----------------
                                                                              2013     2012
                                                                           -------- --------
                                                                             (In millions)
Assets: (1)
Unpaid principal balance.................................................. $  1,528 $  2,539
Difference between estimated fair value and unpaid principal balance......       70      127
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  1,598 $  2,666
                                                                           ======== ========
Liabilities: (1)
Contractual principal balance............................................. $  1,436 $  2,444
Difference between estimated fair value and contractual principal balance.       25      115
                                                                           -------- --------
 Carrying value at estimated fair value................................... $  1,461 $  2,559
                                                                           ======== ========

--------

(1)These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements

  The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level
3).

                                                  At December 31,          Years Ended December 31,
                                         -------------------------------- --------------------------
                                           2013      2012        2011       2013     2012     2011
                                         --------  --------   ----------- -------- --------- -------
                                         Carrying Value After Measurement       Gains (Losses)
                                         -------------------------------- --------------------------
                                                          (In millions)
Mortgage loans, net (1)................. $   36     $   65     $     8    $    (4) $       4 $     8
Other limited partnership interests (2). $    5     $    6     $     5    $    (6) $     (3) $   (2)
Real estate joint ventures (3).......... $    1     $    2     $    --    $    (1) $     (3) $    --
Goodwill (4)............................ $   --     $   --     $    --    $   (66) $   (394) $    --

--------

(1)Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


(2)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2013 and 2012 were not significant.

(3)For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include several real estate funds that typically invest primarily in commercial real estate. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next one to 10 years. Unfunded commitments for these investments at both December 31, 2013 and 2012 were not significant.

(4)As discussed in Note 10, in 2013, the Company recorded an impairment of goodwill associated with the Retail Life & Other reporting unit. In addition, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2013
                                     --------------------------------------------------------------
                                                       Fair Value Hierarchy
                                               ------------------------------------
                                     Carrying                                       Total Estimated
                                      Value        Level 1     Level 2     Level 3    Fair Value
                                     --------- ----------- ----------- ------------ ---------------
                                                             (In millions)
Assets
Mortgage loans...................... $   6,120 $        -- $        -- $      6,427  $      6,427
Policy loans........................ $   1,219 $        -- $       872 $        407  $      1,279
Real estate joint ventures.......... $      55 $        -- $        -- $         98  $         98
Other limited partnership interests. $      78 $        -- $        -- $         89  $         89
Other invested assets............... $     931 $        -- $       995 $         --  $        995
Premiums, reinsurance and other
 receivables........................ $   5,928 $        -- $        24 $      6,282  $      6,306
Liabilities
PABs................................ $  20,875 $        -- $        -- $     21,987  $     21,987
Long-term debt...................... $     790 $        -- $     1,009 $         --  $      1,009
Other liabilities................... $     258 $        -- $        96 $        162  $        258
Separate account liabilities........ $   1,448 $        -- $     1,448 $         --  $      1,448

                                                           December 31, 2012
                                     --------------------------------------------------------------
                                                       Fair Value Hierarchy
                                               ------------------------------------
                                     Carrying                                       Total Estimated
                                      Value        Level 1     Level 2     Level 3    Fair Value
                                     --------- ----------- ----------- ------------ ---------------
                                                             (In millions)
Assets
Mortgage loans...................... $   6,491 $        -- $        -- $      7,009  $      7,009
Policy loans........................ $   1,216 $        -- $       861 $        450  $      1,311
Real estate joint ventures.......... $      59 $        -- $        -- $        101  $        101
Other limited partnership interests. $      94 $        -- $        -- $        103  $        103
Other invested assets............... $     432 $        -- $       548 $         --  $        548
Premiums, reinsurance and other
 receivables........................ $   6,015 $        -- $        86 $      6,914  $      7,000
Liabilities
PABs................................ $  22,613 $        -- $        -- $     24,520  $     24,520
Long-term debt...................... $     791 $        -- $     1,076 $         --  $      1,076
Other liabilities................... $     237 $        -- $        81 $        156  $        237
Separate account liabilities........ $   1,296 $        -- $     1,296 $         --  $      1,296

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Other Invested Assets

  These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

9. Fair Value (continued)


   The investment contracts primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

   The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

   Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

   Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

   Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

   Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

10. Goodwill

  Goodwill is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Step 1 of the goodwill impairment process requires a comparison of the fair value of a reporting unit to its carrying value.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Goodwill (continued)

In performing the Company's goodwill impairment tests, the estimated fair values of the reporting units are first determined using a market multiple valuation approach. When further corroboration is required, the Company uses a discounted cash flow valuation approach. For reporting units which are particularly sensitive to market assumptions, the Company may use additional valuation methodologies to estimate the reporting units' fair values.

  The market multiple valuation approach utilizes market multiples of companies with similar businesses and the projected operating earnings of the reporting unit. The discounted cash flow valuation approach requires judgments about revenues, operating earnings projections, capital market assumptions and discount rates. The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting units include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the respective reporting unit.

  The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting units could result in goodwill impairments in future periods which could materially adversely affect the Company's results of operations or financial position.

  During the 2013 annual goodwill impairment tests, the market multiple and discounted cash flow valuation techniques indicated that the fair value of the Retail Life & Other reporting unit was below its carrying value. Due to these results, an actuarial appraisal, which estimates the net worth of the reporting unit, the value of existing business and the value of new business, was also performed. This appraisal also resulted in a fair value of the Retail Life & Other reporting unit that was less than the carrying value, indicating a potential for goodwill impairment. An increase in required reserves on universal life products with secondary guarantees, together with modifications to financial reinsurance treaty terms, was reflected in the fair value estimate. In addition, decreased future sales assumptions reflected in the valuation were driven by the discontinuance of certain sales of universal life products with secondary guarantees by the Company. Accordingly, the Company performed Step 2 of the goodwill impairment process, which compares the implied fair value of goodwill with the carrying value of that goodwill in the reporting unit to calculate the amount of goodwill impairment. The Company determined that all of the recorded goodwill associated with the Retail Life & Other reporting unit was not recoverable and recorded a non-cash charge of $66 million ($57 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2013. The full amount was impaired at MetLife Insurance Company of Connecticut.

  In addition, the Company performed its annual goodwill impairment test of its Corporate Benefit Funding reporting unit using a market multiple valuation approach and concluded that the fair value of such reporting unit was in excess of its carrying value and, therefore, goodwill was not impaired.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

10. Goodwill (continued)


  Information regarding goodwill by segment, as well as Corporate & Other, was as follows:

                                            Corporate
                                             Benefit   Corporate
                                    Retail   Funding  & Other (1)  Total
                                   -------- --------- ----------- --------
                                                (In millions)
     Balance at January 1, 2012
     Goodwill..................... $    241  $  307    $    405   $    953
     Accumulated impairment.......       --      --          --         --
                                   --------  ------    --------   --------
      Total goodwill, net......... $    241  $  307    $    405   $    953

     Impairments (2)..............    (218)      --       (176)      (394)

     Balance at December 31, 2012
     Goodwill..................... $    241  $  307    $    405   $    953
     Accumulated impairment.......    (218)      --       (176)      (394)
                                   --------  ------    --------   --------
      Total goodwill, net......... $     23  $  307    $    229   $    559
     Impairments                       (23)      --        (43)       (66)
     Balance at December 31, 2013.
     Goodwill..................... $    241  $  307    $    405   $    953
     Accumulated impairment.......    (241)      --       (219)      (460)
                                   --------  ------    --------   --------
      Total goodwill, net......... $     --  $  307    $    186   $    493
                                   ========  ======    ========   ========

--------

(1)For purposes of goodwill impairment testing, the $229 million of net goodwill in Corporate & Other at December 31, 2012, which resulted from goodwill acquired as part of the 2005 Travelers acquisition, was allocated to business units of the Retail and Corporate Benefit Funding segments in the amounts of $43 million and $186 million, respectively. As reflected in the table, the $43 million related to the Retail segment was impaired for the year ended December 31, 2013.

(2)In connection with its annual goodwill impairment testing, the Company determined that all of the recorded goodwill associated with the Retail Annuities reporting unit was not recoverable and recorded a non-cash charge of $394 million ($147 million, net of income tax) for the impairment of the entire goodwill balance in the consolidated statements of operations for the year ended December 31, 2012. Of this amount, $327 million ($80 million, net of income tax) was impaired at MetLife Insurance Company of Connecticut.

11. Debt

  Long-term debt outstanding was as follows:

                                                            December 31,
                                        Interest          -----------------
                                          Rate   Maturity   2013     2012
                                        -------- -------- -------- --------
                                                            (In millions)
    Surplus notes -- affiliated........   8.60%      2038 $    750 $    750
    Long-term debt -- unaffiliated (1).   7.03%      2030       40       41
                                                          -------- --------
     Total long-term debt (2)..........                   $    790 $    791
                                                          ======== ========

--------

(1)Principal and interest is paid quarterly.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

11. Debt (continued)


(2)Excludes $1.5 billion and $2.6 billion of long-term debt relating to CSEs at December 31, 2013 and 2012, respectively. See Note 7.

  The aggregate maturities of long-term debt at December 31, 2013 are $1 million in each of 2014, 2015, 2016, and 2017, $2 million in 2018 and $784 million thereafter.

  Interest expense related to the Company's indebtedness included in other expenses was $68 million, $68 million and $67 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  Payments of interest and principal on the surplus notes, which are subordinate to all other obligations at the operating company level, may be made only with the prior approval of the insurance department of the state of domicile.

12. Equity

Return of Capital

  During the year ended December 31, 2011, Sino-US MetLife Insurance Company Limited ("Sino"), an insurance underwriting joint venture of the Company accounted for under the equity method, merged with United MetLife Insurance Company Limited ("United"), another insurance underwriting joint venture of an affiliate of the Company. MetLife Insurance Company of Connecticut's ownership interest in the merged entity, Sino-US United MetLife Insurance Company Limited ("Sino-United") was determined based on its contributed capital and share of undistributed earnings of Sino compared to the contributed capital and undistributed earnings of all other investees of Sino and United. Since both of the joint ventures were under common ownership both prior to and subsequent to the merger, MetLife Insurance Company of Connecticut's investment in Sino-United is based on the carrying value of its investment in Sino. Pursuant to the merger, MetLife Insurance Company of Connecticut entered into an agreement to pay the affiliate an amount based on the relative fair values of their respective investments in Sino-United. Accordingly, upon completion of the estimation of fair value, $47 million, representing a return of capital, was paid during the year ended December 31, 2011. MetLife Insurance Company of Connecticut's investment in Sino-United is accounted for under the equity method and is included in other invested assets.

Common Stock

  The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which were outstanding at both December 31, 2013 and 2012. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife and the remaining shares are owned by MetLife Investors Group, Inc.

Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Equity (continued)

specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratio for MetLife Insurance Company of Connecticut and its U.S. insurance subsidiary, MLI-USA, were in excess of 400% for all periods presented.

  MetLife Insurance Company of Connecticut and its insurance subsidiaries prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile or applicable foreign jurisdiction. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $790 million, $848 million and $46 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $4.8 billion and $5.3 billion at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Connecticut Insurance Department.

  Statutory net income (loss) of MLI-USA, a Delaware domiciled insurer, was $209 million, $84 million and $178 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $1.9 billion and $1.7 billion at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

  As of December 31, 2013, MetLife Insurance Company of Connecticut's sole foreign insurance subsidiary, MetLife Assurance Limited ("MAL") was regulated by authorities in the United Kingdom and was subject to minimum capital and solvency requirements before corrective action commences. The required capital and surplus was $165 million and the actual regulatory capital and surplus was $573 million as of the date of the most recent capital adequacy calculation for the jurisdiction. MAL exceeded these minimum capital and solvency requirements for all other periods presented. See Note 17 for additional information on MAL.

Dividend Restrictions

  Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its stockholders as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Equity (continued)

of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Connecticut Commissioner") and the Connecticut Commissioner either approves the distribution of the dividend or does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)" reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the year ended December 31, 2013, MetLife Insurance Company of Connecticut paid a dividend to its stockholders in the amount of $1.0 billion. During the year ended December 31, 2012, MetLife Insurance Company of Connecticut paid total dividends of $706 million. During June 2012, the Company distributed all of the issued and outstanding shares of common stock of MetLife Europe to its stockholders as an in-kind extraordinary dividend of $202 million, as calculated on a statutory basis. Regulatory approval for this extraordinary dividend was obtained due to the timing of payment. During December 2012, MetLife Insurance Company of Connecticut paid a dividend to its stockholders in the amount of $504 million, which represented its ordinary dividend capacity at year-end 2012. Due to the June 2012 in -kind dividend, a portion of this was extraordinary and regulatory approval was obtained. During the years ended December 31, 2011, MetLife Insurance Company of Connecticut paid a dividend of $517 million. Based on amounts at December 31, 2013, MetLife Insurance Company of Connecticut could pay a stockholder dividend in 2014 of $1.0 billion without prior approval of the Connecticut Commissioner.

  Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife Insurance Company of Connecticut as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance (the "Delaware Commissioner") and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013, 2012 and 2011, MLI-USA did not pay dividends to MetLife Insurance Company of Connecticut. Because MLI-USA's statutory unassigned funds were negative at December 31, 2013, MLI-USA cannot pay any dividends in 2014 without prior regulatory approval.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                    Unrealized                       Foreign
                                                 Investment Gains     Unrealized    Currency
                                                 (Losses), Net of   Gains (Losses) Translation
                                                Related Offsets (1) on Derivatives Adjustments   Total
                                                ------------------- -------------- ----------- ----------
                                                                      (In millions)
Balance at December 31, 2010...................      $          412    $      (70)  $    (125) $      217
OCI before reclassifications...................               2,118            356        (16)      2,458
Income tax expense (benefit)...................               (747)          (125)           2      (870)
                                                     --------------    -----------  ---------- ----------
 OCI before reclassifications, net of income
   tax.........................................               1,783            161       (139)      1,805
Amounts reclassified from AOCI.................                (44)            (9)          --       (53)
Income tax expense (benefit)...................                  16              3          --         19
                                                     --------------    -----------  ---------- ----------
 Amounts reclassified from AOCI, net of income
   tax.........................................                (28)            (6)          --       (34)
                                                     --------------    -----------  ---------- ----------
Balance at December 31, 2011...................               1,755            155       (139)      1,771
OCI before reclassifications...................                 945              7          88      1,040
Income tax expense (benefit)...................               (350)            (1)           2      (349)
                                                     --------------    -----------  ---------- ----------
 OCI before reclassifications, net of income
   tax.........................................               2,350            161        (49)      2,462
Amounts reclassified from AOCI.................                (95)            (3)          --       (98)
Income tax expense (benefit)...................                  35              1          --         36
                                                     --------------    -----------  ---------- ----------
 Amounts reclassified from AOCI, net of income
   tax.........................................                (60)            (2)          --       (62)
                                                     --------------    -----------  ---------- ----------
Balance at December 31, 2012...................               2,290            159        (49)      2,400
OCI before reclassifications...................             (2,039)          (193)          28    (2,204)
Income tax expense (benefit)...................                 671             68         (2)        737
                                                     --------------    -----------  ---------- ----------
 OCI before reclassifications, net of income
   tax.........................................                 922             34        (23)        933
Amounts reclassified from AOCI.................                (55)           (11)          --       (66)
Income tax expense (benefit)...................                  18              4          --         22
                                                     --------------    -----------  ---------- ----------
 Amounts reclassified from AOCI, net of income
   tax.........................................                (37)            (7)          --       (44)
                                                     --------------    -----------  ---------- ----------
Balance at December 31, 2013...................      $          885    $        27  $     (23) $      889
                                                     ==============    ===========  ========== ==========

--------

(1)See Note 7 for information on offsets to investments related to insurance liabilities and DAC and VOBA.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

12. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                   Statement of Operations and
AOCI Components                                 Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
--------------------------------------------    -----------------------------  ------------------------------------
                                                  Years Ended December 31,
                                                -----------------------------
                                                  2013       2012      2011
                                                ---------  --------- ---------
                                                        (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains
   (losses).................................... $      48  $      98 $      14 Other net investment gains (losses)
  Net unrealized investment gains
   (losses)....................................        16          6        25 Net investment income
  Net unrealized investment gains
   (losses)....................................         2       (12)        10 Net derivative gains (losses)
  OTTI.........................................      (11)          3       (5) OTTI on fixed maturity securities
                                                ---------  --------- ---------
    Net unrealized investment gains
     (losses), before income tax...............        55         95        44
    Income tax (expense) benefit...............      (18)       (35)      (16)
                                                ---------  --------- ---------
    Net unrealized investment gains
     (losses), net of income tax............... $      37  $      60 $      28
                                                =========  ========= =========
Unrealized gains (losses) on derivatives -
 cash flow hedges:
  Interest rate swaps..........................        --         --         1 Net derivative gains (losses)
  Interest rate forwards.......................         9          1         9 Net derivative gains (losses)
  Interest rate forwards.......................         1          1        -- Net investment income
  Foreign currency swaps.......................        --          1       (2) Net derivative gains (losses)
  Credit forwards..............................        --         --         1 Net derivative gains (losses)
  Credit forwards..............................         1         --        -- Net investment income
                                                ---------  --------- ---------
    Gains (losses) on cash flow hedges,
     before income tax.........................        11          3         9
    Income tax (expense) benefit...............       (4)        (1)       (3)
                                                ---------  --------- ---------
    Gains (losses) on cash flow hedges, net
     of income tax............................. $       7  $       2 $       6
                                                =========  ========= =========
Total reclassifications, net of income tax..... $      44  $      62 $      34
                                                =========  ========= =========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


13. Other Expenses

  Information on other expenses was as follows:

                                                     Years Ended December 31,
                                                   ----------------------------
                                                     2013     2012      2011
                                                   -------- -------- ----------
                                                          (In millions)
 Compensation..................................... $    352 $    402 $      357
 Commissions......................................      639      939      1,418
 Volume-related costs.............................      138      159        196
 Affiliated interest costs on ceded reinsurance...      212      271        271
 Capitalization of DAC............................    (504)    (886)    (1,365)
 Amortization of DAC and VOBA.....................       50    1,035      1,159
 Interest expense on debt and debt issuance costs.      190      231        389
 Premium taxes, licenses and fees.................       57       63         75
 Professional services............................       41       25         50
 Rent and related expenses........................       31       37         29
 Other............................................      453      444        402
                                                   -------- -------- ----------
  Total other expenses............................ $  1,659 $  2,720 $    2,981
                                                   ======== ======== ==========

Capitalization of DAC and Amortization of DAC and VOBA

  See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Interest Expense on Debt and Debt Issuance Costs

  Interest expense on debt and debt issuance costs includes interest expense on debt (see Note 11) and interest expense related to CSEs (see Note 7).

Affiliated Expenses

  Commissions, capitalization of DAC and amortization of DAC include the impact of affiliated reinsurance transactions. See Notes 6, 11 and 16 for discussion of affiliated expenses included in the table above.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)


14. Income Tax

  The provision for income tax from continuing operations was as follows:

                                                                       Years Ended December 31,
                                                              ------------------------------------------
                                                               2013             2012              2011
                                                              ------          --------          --------
                                                                   (In millions)
  Current:
   Federal................................................... $ (41)          $  (235)          $  (157)
   Foreign...................................................      8              (10)               (5)
                                                              ------          --------          --------
     Subtotal................................................   (33)             (245)             (162)
                                                              ------          --------          --------
  Deferred:
   Federal...................................................    242               598               613
   Foreign...................................................     18                19                42
                                                              ------          --------          --------
     Subtotal................................................    260               617               655
                                                              ------          --------          --------
       Provision for income tax expense (benefit)............ $  227          $    372          $    493
                                                              ======          ========          ========

    The Company's income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

                                                                       Years Ended December 31,
                                                              ------------------------------------------
                                                               2013             2012              2011
                                                              ------          --------          --------
                                                                   (In millions)
  Income (loss) from continuing operations:
   Domestic.................................................. $  869          $  1,492          $  1,545
   Foreign...................................................     78               (2)               122
                                                              ------          --------          --------
     Total................................................... $  947          $  1,490          $  1,667
                                                              ======          ========          ========

    The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

                                                                       Years Ended December 31,
                                                              ------------------------------------------
                                                               2013             2012              2011
                                                              ------          --------          --------
                                                                   (In millions)
  Tax provision at U.S. statutory rate....................... $  331          $    522          $    583
  Tax effect of:
   Dividend received deduction...............................   (81)              (70)              (69)
   Tax-exempt income.........................................     --               (1)               (2)
   Prior year tax............................................    (4)                 3               (9)
   Tax credits...............................................   (10)               (8)              (11)
   Foreign tax rate differential.............................    (2)                13               (1)
   Change in valuation allowance.............................     --                22               (2)
   Goodwill impairment.......................................     13             (109)                --
   Sale of subsidiary........................................   (24)                --                --
   Other, net................................................      4                --                 4
                                                              ------          --------          --------
     Provision for income tax expense (benefit).............. $  227          $    372          $    493
                                                              ======          ========          ========

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                              December 31,
                                                            --------------------------------------------
                                                                 2013                       2012
                                                            ----------------          ------------------
                                                                           (In millions)
Deferred income tax assets:
 Policyholder liabilities and receivables.................. $          1,282          $              883
 Net operating loss carryforwards..........................               22                          32
 Employee benefits.........................................               --                           3
 Tax credit carryforwards..................................              125                          92
 Other.....................................................                7                          35
                                                            ----------------          ------------------
   Total gross deferred income tax assets..................            1,436                       1,045
 Less: Valuation allowance.................................               --                          25
                                                            ----------------          ------------------
   Total net deferred income tax assets....................            1,436                       1,020
                                                            ----------------          ------------------
Deferred income tax liabilities:
 Investments, including derivatives........................              651                         258
 Net unrealized investment gains...........................              575                       1,336
 DAC and VOBA..............................................            1,543                       1,281
 Other.....................................................               52                          15
                                                            ----------------          ------------------
   Total deferred income tax liabilities...................            2,821                       2,890
                                                            ----------------          ------------------
     Net deferred income tax asset (liability)............. $        (1,385)          $          (1,870)
                                                            ================          ==================

   The following table sets forth the domestic net operating carryforwards for tax purposes at December 31,
 2013:

                                                                             Net Operating Loss
                                                                               Carryforwards
                                                            ------------------------------------------------
                                                                Amount                        Expiration
                                                            ----------------              ------------------
                                                             (In millions)
Domestic................................................... $             64               Beginning in 2028

   Tax credit carryforwards of $125 million at December 31, 2013 will expire beginning in 2015.

   Pursuant to Internal Revenue Service ("IRS") rules, the Company was excluded from MetLife's life/non-life consolidated federal tax return for the five years subsequent to MetLife's July 2005 acquisition of the Company. In 2011, MetLife Insurance Company of Connecticut and its subsidiaries joined the consolidated return and became a party to the MetLife tax sharing agreement. Prior to 2011, MetLife Insurance Company of Connecticut filed a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries filed either separate individual corporate tax returns or separate consolidated tax returns.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $194 million, $135 million, and $151 million at December 31, 2013, 2012, and 2011, respectively.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Income Tax (continued)


   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2005. In 2012, the Company and the IRS completed and settled substantially all the issues identified in the audit years of 2005 and 2006. The issues not settled are under review at the IRS Appeals Division.

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                           Years Ended December 31,
                                                                          ---------------------------
                                                                           2013     2012      2011
                                                                          ------- --------- ---------
                                                                                 (In millions)
Balance at January 1,.................................................... $   (1) $      29 $      38
Additions for tax positions of prior years...............................      25        46        --
Reductions for tax positions of prior years..............................     (1)      (76)       (3)
Additions for tax positions of current year..............................       1         9         2
Reductions for tax positions of current year.............................     (1)       (9)       (8)
                                                                          ------- --------- ---------
Balance at December 31,..................................................     $23 $     (1) $      29
                                                                          ======= ========= =========
Unrecognized tax benefits that, if recognized would impact the effective
  rate................................................................... $    23  $    (1)  $    (3)
                                                                          ======= ========= =========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

Interest was as follows:

                                                                  Years Ended December 31,
                                                                  ------------------------
                                                                   2013    2012    2011
                                                                  ------  ------  -------
                                                                      (In millions)
Interest recognized in the consolidated statements of operations. $    1  $  (9)  $    --

                                                                            December 31,
                                                                          ---------------
                                                                           2013    2012
                                                                          ------  -------
                                                                          (In millions)
Interest included in other liabilities in the consolidated balance sheets $    1  $    --

   The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

14. Income Tax (continued)


   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $92 million and $70 million, respectively, related to the separate account DRD. The 2013 benefit included a benefit of $11 million related to a true-up of the 2012 tax return. The 2012 benefit included an expense of less than $1 million related to a true-up of the 2011 tax return.

15. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

   The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

   Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

   The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for some of the matters below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2013.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Contingencies, Commitments and Guarantees (continued)


  Matters as to Which an Estimate Can Be Made

   For some of the matters discussed below, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2013, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

  Matters as to Which an Estimate Cannot Be Made

   For other matters disclosed below, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

  Unclaimed Property Inquiries

   In April 2012, MetLife, for itself and on behalf of entities including MetLife Insurance Company of Connecticut, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. On December 28, 2012, the West Virginia Treasurer filed an action (West Virginia ex rel. John D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County) alleging that the Company violated the West Virginia Uniform Unclaimed Property Act, seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On November 14, 2012, the Treasurer filed a substantially identical suit against MLI-USA. On
 December 30, 2013, the court granted defendants' motions to dismiss all of the West Virginia Treasurer's actions. The Treasurer has filed a notice to appeal the dismissal order. At least one other jurisdiction is pursuing a similar market conduct examination. It is possible that other jurisdictions may pursue similar examinations, audits, or lawsuits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

   Over the past several years, the Company has faced claims and regulatory inquires and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Contingencies, Commitments and Guarantees (continued)


  Summary

   Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   Assets and liabilities held for insolvency assessments were as follows:

                                                                 December 31,
                                                                ---------------
                                                                 2013    2012
                                                                ------- -------
                                                                 (In millions)
 Other Assets:
  Premium tax offset for future undiscounted assessments....... $    10 $    19
  Premium tax offsets currently available for paid assessments.      10       2
                                                                ------- -------
                                                                $    20 $    21
                                                                ======= =======
 Other Liabilities:
  Insolvency assessments....................................... $    14 $    37
                                                                ======= =======

   On September 1, 2011, the Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan involves the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also provides additional industry support for certain ELNY policyholders.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Contingencies, Commitments and Guarantees (continued)


Commitments

  Commitments to Fund Partnership Investments

    The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $956 million and $1.0 billion at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $147 million and $181 million at December 31, 2013 and 2012, respectively.

  Commitments to Fund Bank Credit Facilities and Private Corporate Bond Investments

    The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $57 million and $144 million at December 31, 2013 and 2012, respectively.

  Other Commitments

    The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2013 and 2012, the Company had agreed to fund up to $61 million and $86 million, respectively, of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $74 million and $106 million, respectively, to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or repledge this collateral.

    See Note 7 "-- Related Party Investment Transactions" for additional other commitments.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, ranging from $36 million to $233 million, with a cumulative maximum of $269 million, in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below. In other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (Continued)

15. Contingencies, Commitments and Guarantees (continued)

Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $233 million and $235 million at December 31, 2013 and 2012, respectively. The Company does not hold any collateral related to this guarantee, but has a recorded liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at both December 31, 2013 and 2012. The remainder of the risk was ceded to external reinsurers.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

16. Related Party Transactions

Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $1.6 billion, $1.7 billion and $1.9 billion for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $209 million, $179 million and $145 million for the years ended
December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in other revenues, were $186 million, $166 million and $136 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company had net payables to affiliates, related to the items discussed above, of $210 million and $109 million at December 31, 2013 and 2012, respectively.

  See Notes 6, 7 and 11 for additional information on related party transactions.

17. Subsequent Event

  On February 14, 2014, a subsidiary of MetLife Insurance Company of Connecticut entered into a definitive agreement to sell its wholly-owned subsidiary, MAL. Beginning in the first quarter of 2014, the Company will account for and report MAL as discontinued operations. MetLife Insurance Company of Connecticut expects to record a charge of between $350 million and $390 million, net of income tax, reflecting the estimated loss on sale, in the first quarter of 2014. The transaction is expected to close in the second quarter of 2014, subject to regulatory approvals and satisfaction of other closing conditions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I
                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2013
                                 (In millions)

                                                                                   Amount at
                                                    Cost or       Estimated Fair Which Shown on
Types of Investments                           Amortized Cost (1)     Value      Balance Sheet
--------------------                           ------------------ -------------- --------------
Fixed maturity securities:
 Bonds:
   U.S. Treasury and agency securities........    $         8,188  $     8,294    $       8,294
   Public utilities...........................              3,966        4,275            4,275
   State and political subdivision securities.              2,147        2,224            2,224
   Foreign government securities..............              1,038        1,122            1,122
   All other corporate bonds..................             19,512       20,478           20,478
                                                  ---------------  -----------    -------------
     Total bonds..............................             34,851       36,393           36,393
 Mortgage-backed and asset-backed securities..              8,214        8,393            8,393
 Redeemable preferred stock...................                412          466              466
                                                  ---------------  -----------    -------------
       Total fixed maturity securities........             43,477       45,252           45,252
                                                  ---------------  -----------    -------------
Equity securities:
Common stock:
 Industrial, miscellaneous and all other......                161          201              201
 Non-redeemable preferred stock...............                236          217              217
                                                  ---------------  -----------    -------------
     Total equity securities..................                397          418              418
                                                  ---------------  -----------    -------------
       Mortgage loans, net....................              7,718                         7,718
Policy loans..................................              1,219                         1,219
Real estate and real estate joint ventures....                754                           754
Other limited partnership interests...........              2,130                         2,130
Short-term investments........................              2,107                         2,107
Other invested assets.........................              2,555                         2,555
                                                  ---------------                 -------------
        Total investments.....................    $        60,357                 $      62,153
                                                  ===============                 =============

--------

(1)Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II
                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                                                  2013
-                                                                                                               ---------
Condensed Balance Sheets
Assets
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $28,548 and $32,018, respectively)............................................................................................... $  29,690
  Equity securities available-for-sale, at estimated fair value (cost: $284 and $273, respectively)............       319
  Mortgage loans (net of valuation allowances of $19 and $22, respectively)....................................     4,224
  Policy loans.................................................................................................     1,068
  Real estate and real estate joint ventures...................................................................       419
  Other limited partnership interests..........................................................................     1,318
  Short-term investments, principally at estimated fair value..................................................     1,512
  Investment in subsidiaries...................................................................................     6,099
  Loans to subsidiaries........................................................................................       680
  Other invested assets, principally at estimated fair value...................................................     1,139
                                                                                                                ---------
   Total investments...........................................................................................    46,468
Cash and cash equivalents, principally at estimated fair value.................................................       417
Accrued investment income......................................................................................       287
Premiums, reinsurance and other receivables....................................................................     7,195
Receivables from subsidiaries..................................................................................       858
Deferred policy acquisition costs and value of business acquired...............................................     1,011
Current income tax recoverable.................................................................................        88
Goodwill.......................................................................................................       493
Other assets...................................................................................................       132
Separate account assets........................................................................................    16,036
                                                                                                                ---------
   Total assets................................................................................................ $  72,985
                                                                                                                =========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $  19,099
Policyholder account balances..................................................................................    22,387
Other policy-related balances..................................................................................       246
Payables for collateral under securities loaned and other transactions.........................................     4,811
Long-term debt -- affiliated...................................................................................       750
Current income tax payable.....................................................................................        --
Deferred income tax liability..................................................................................        16
Other liabilities..............................................................................................       852
Separate account liabilities...................................................................................    16,036
                                                                                                                ---------
   Total liabilities...........................................................................................    64,197
                                                                                                                ---------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2013 and 2012.....................................................................        86
Additional paid-in capital.....................................................................................     6,737
Retained earnings..............................................................................................     1,076
Accumulated other comprehensive income (loss)..................................................................       889
                                                                                                                ---------
   Total stockholders' equity..................................................................................     8,788
                                                                                                                ---------
   Total liabilities and stockholders' equity.................................................................. $  72,985
                                                                                                                =========

                                                                                                                  2012
-                                                                                                               ---------
Condensed Balance Sheets
Assets
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $28,548 and $32,018, respectively)............................................................................................... $  35,152
  Equity securities available-for-sale, at estimated fair value (cost: $284 and $273, respectively)............       277
  Mortgage loans (net of valuation allowances of $19 and $22, respectively)....................................     4,703
  Policy loans.................................................................................................     1,086
  Real estate and real estate joint ventures...................................................................       371
  Other limited partnership interests..........................................................................     1,181
  Short-term investments, principally at estimated fair value..................................................     1,833
  Investment in subsidiaries...................................................................................     6,641
  Loans to subsidiaries........................................................................................       305
  Other invested assets, principally at estimated fair value...................................................     1,682
                                                                                                                ---------
   Total investments...........................................................................................    53,231
Cash and cash equivalents, principally at estimated fair value.................................................       553
Accrued investment income......................................................................................       316
Premiums, reinsurance and other receivables....................................................................     7,003
Receivables from subsidiaries..................................................................................       833
Deferred policy acquisition costs and value of business acquired...............................................       789
Current income tax recoverable.................................................................................        --
Goodwill.......................................................................................................       558
Other assets...................................................................................................       140
Separate account assets........................................................................................    15,238
                                                                                                                ---------
   Total assets................................................................................................ $  78,661
                                                                                                                =========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits......................................................................................... $  19,632
Policyholder account balances..................................................................................    24,039
Other policy-related balances..................................................................................       872
Payables for collateral under securities loaned and other transactions.........................................     6,477
Long-term debt -- affiliated...................................................................................       750
Current income tax payable.....................................................................................         3
Deferred income tax liability..................................................................................       266
Other liabilities..............................................................................................       824
Separate account liabilities...................................................................................    15,238
                                                                                                                ---------
   Total liabilities...........................................................................................    68,101
                                                                                                                ---------
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and
 outstanding at December 31, 2013 and 2012.....................................................................        86
Additional paid-in capital.....................................................................................     6,718
Retained earnings..............................................................................................     1,356
Accumulated other comprehensive income (loss)..................................................................     2,400
                                                                                                                ---------
   Total stockholders' equity..................................................................................    10,560
                                                                                                                ---------
   Total liabilities and stockholders' equity.................................................................. $  78,661
                                                                                                                =========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II
                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2013, 2012 and 2011
                                 (In millions)

                                                                        2013      2012      2011
                                                                      --------- --------- ---------
Condensed Statements of Operations
Revenues
Premiums............................................................. $     181 $     144 $     148
Universal life and investment-type product policy fees...............       645       662       632
Net investment income................................................     1,797     1,854     1,943
Equity in earnings of subsidiaries...................................       287       773       574
Other revenues.......................................................       147       151       154
Net investment gains (losses)........................................        54        20        14
Net derivative gains (losses)........................................     (105)     (140)       241
                                                                      --------- --------- ---------
 Total revenues......................................................     3,006     3,464     3,706
                                                                      --------- --------- ---------
Expenses
Policyholder benefits and claims.....................................       916       797       755
Interest credited to policyholder account balances...................       618       666       710
Goodwill impairment..................................................        66       327        --
Other expenses.......................................................       499       576       772
                                                                      --------- --------- ---------
 Total expenses......................................................     2,099     2,366     2,237
                                                                      --------- --------- ---------
Income (loss) from continuing operations before provision for income
  tax................................................................       907     1,098     1,469
Provision for income tax expense (benefit)...........................       187      (20)       295
                                                                      --------- --------- ---------
Income (loss) from continuing operations, net of income tax..........       720     1,118     1,174
Income (loss) from discontinued operations, net of income tax........        --         8        --
                                                                      --------- --------- ---------
Net income (loss).................................................... $     720 $   1,126 $   1,174
                                                                      ========= ========= =========
Comprehensive income (loss).......................................... $   (791) $   1,755 $   2,728
                                                                      ========= ========= =========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II
                Condensed Financial Information -- (Continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2013, 2012 and 2011
                                 (In millions)

                                                                                2013        2012      2011
                                                                            ------------ ---------- ---------
Condensed Statements of Cash Flows
Cash flows from operating activities
  Net cash provided by (used in) operating activities...................... $        957 $    1,184 $     886
Cash flows from investing activities
  Sales, maturities, and repayments of:
    Fixed maturity securities..............................................       14,647     10,714    13,921
    Equity securities......................................................           56         46       163
    Mortgage loans.........................................................        1,154        845       552
    Real estate and real estate joint ventures.............................           58         47        12
    Other limited partnership interests....................................          102        154       159
  Purchases of:
    Fixed maturity securities..............................................     (11,000)   (10,729)  (11,658)
    Equity securities......................................................         (51)       (27)      (22)
    Mortgage loans.........................................................        (648)      (428)     (946)
    Real estate and real estate joint ventures.............................        (129)       (77)      (83)
    Other limited partnership interests....................................        (192)      (179)     (214)
  Cash received in connection with freestanding derivatives................           73        362       375
  Cash paid in connection with freestanding derivatives....................        (644)      (322)     (453)
  Dividends from subsidiaries..............................................           25         --        --
  Returns of capital from subsidiaries.....................................           52         84        49
  Capital contributions to subsidiaries....................................          (3)      (166)     (422)
  Issuances of loans to affiliates.........................................        (375)         --     (305)
  Net change in policy loans...............................................           18         15        26
  Net change in short-term investments.....................................          321      (251)     (487)
  Net change in other invested assets......................................         (39)       (50)      (16)
                                                                            ------------ ---------- ---------
Net cash provided by (used in) investing activities........................        3,425         38       651
                                                                            ------------ ---------- ---------
Cash flows from financing activities
  Policyholder account balances:
    Deposits...............................................................       12,156     11,577    14,151
    Withdrawals............................................................     (13,987)   (12,298)  (15,754)
  Net change in payables for collateral under securities loaned and other
   transactions............................................................      (1,666)        102     (482)
  Financing element on certain derivative instruments......................         (21)         75       127
  Return of capital........................................................           --         --      (47)
  Dividends on common stock................................................      (1,000)      (504)     (517)
                                                                            ------------ ---------- ---------
Net cash provided by (used in) financing activities........................      (4,518)    (1,048)   (2,522)
                                                                            ------------ ---------- ---------
Change in cash and cash equivalents........................................        (136)        174     (985)
Cash and cash equivalents, beginning of year...............................          553        379     1,364
                                                                            ------------ ---------- ---------
Cash and cash equivalents, end of year..................................... $        417 $      553 $     379
                                                                            ============ ========== =========
Supplemental disclosures of cash flow information:
  Net cash paid (received) for:
    Interest............................................................... $         64 $       64 $      64
                                                                            ============ ========== =========
    Income tax............................................................. $        120 $    (194) $    (66)
                                                                            ============ ========== =========
  Non-cash transactions:
    Capital contribution from MetLife, Inc................................. $         19 $       45 $      --
                                                                            ============ ========== =========
    Returns of capital from subsidiaries................................... $         -- $      202 $      --
                                                                            ============ ========== =========
    Capital contributions to subsidiaries.................................. $         16 $       31 $      --
                                                                            ============ ========== =========

        See accompanying notes to the condensed financial information.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule II
                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

  The condensed financial information of MetLife Insurance Company of Connecticut (the "Parent Company") should be read in conjunction with the consolidated financial statements of MetLife Insurance Company of Connecticut and its subsidiaries and the notes thereto. These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

  The preparation of these condensed unconsolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, the accounting for goodwill and identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Support Agreement

  The Parent Company has entered into a net worth maintenance agreement with its indirect subsidiary, MetLife Assurance Limited ("MAL"), a United Kingdom company. Under the agreement, the Parent Company agreed, without limitation as to amount, to cause MAL to have capital and surplus equal to the greater of
(a) (Pounds)50 million, (b) such amount that will be sufficient to provide solvency cover equal to 175% of MAL's capital resources requirement as defined by applicable law and regulation as required by the Financial Services Authority of the United Kingdom (the "FSA") or any successor body, or (c) such amount that will be sufficient to provide solvency cover equal to 125% of MAL's individual capital guidance as defined by applicable law and regulation as required by the FSA or any successor body. As described in Note 17 of the Notes to the Consolidated Financial Statements, a subsidiary of MetLife Insurance Company of Connecticut reached an agreement to sell MAL to a third party. Upon the close of such sale, the Parent Company's obligations under this net worth maintenance agreement will terminate.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                    Future Policy Benefits
                             DAC          and Other        Policyholder
                             and        Policy-Related       Account        Unearned       Unearned
Segment                      VOBA          Balances          Balances   Premiums (1), (2) Revenue (1)
-------------------------- -------- ---------------------- ------------ ----------------- -----------
2013
Retail.................... $  4,698    $         10,345     $  25,499     $           9    $    156
Corporate Benefit Funding.        6              14,270         7,952                --           2
Corporate & Other.........       26               6,540             2                 4          --
                           --------    ----------------     ---------     -------------    --------
 Total.................... $  4,730    $         31,155     $  33,453     $          13    $    158
                           ========    ================     =========     =============    ========
2012
Retail.................... $  3,738    $          9,355     $  28,287     $           9    $    158
Corporate Benefit Funding.        8              15,078         8,688                --           2
Corporate & Other.........       --               6,288             1                 4          --
                           --------    ----------------     ---------     -------------    --------
 Total.................... $  3,746    $         30,721     $  36,976     $          13    $    160
                           ========    ================     =========     =============    ========
2011
Retail.................... $  4,080    $          7,915     $  30,001     $           7    $    184
Corporate Benefit Funding.       13              14,042         8,375                --           2
Corporate & Other.........      128               6,515         3,699                 5          72
                           --------    ----------------     ---------     -------------    --------
 Total.................... $  4,221    $         28,472     $  42,075     $          12    $    258
                           ========    ================     =========     =============    ========

--------

(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (Continued)
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                                   Policyholder
                                                   Benefits and
                            Premium                 Claims and     Amortization of
                            Revenue      Net     Interest Credited  DAC and VOBA      Other
                           and Policy Investment  to Policyholder    Charged to     Operating
Segment                     Charges     Income   Account Balances  Other Expenses  Expenses (1)
-------------------------- ---------- ---------- ----------------- --------------- ------------
2013
Retail....................  $  2,688   $  1,515    $      1,875      $        44    $   1,341
Corporate Benefit Funding.       219      1,108             855                5           34
Corporate & Other.........        35        229              14                1          234
                            --------   --------    ------------      -----------    ---------
 Total....................  $  2,942   $  2,852    $      2,744      $        50    $   1,609
                            ========   ========    ============      ===========    =========
2012
Retail....................  $  2,716   $  1,434    $      2,031      $     1,023    $   1,381
Corporate Benefit Funding.       658      1,111           1,318               10           36
Corporate & Other.........       148        407             187                2          268
                            --------   --------    ------------      -----------    ---------
 Total....................  $  3,522   $  2,952    $      3,536      $     1,035    $   1,685
                            ========   ========    ============      ===========    =========
2011
Retail....................  $  2,596   $  1,360    $      1,984      $     1,149    $   1,268
Corporate Benefit Funding.     1,105      1,142           1,763                4           36
Corporate & Other.........        83        572             102                6          518
                            --------   --------    ------------      -----------    ---------
 Total....................  $  3,784   $  3,074    $      3,849      $     1,159    $   1,822
                            ========   ========    ============      ===========    =========

--------

(1)Includes other expenses, excluding amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") charged to other expenses.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV
                           Consolidated Reinsurance
                       December 31, 2013, 2012 and 2011
                                 (In millions)

                                                                              % Amount
                               Gross Amount   Ceded    Assumed  Net Amount Assumed to Net
                               ------------ ---------- -------- ---------- --------------
2013
Life insurance in-force.......  $  466,650  $  424,836 $  7,273 $  49,087         14.8%
                                ==========  ========== ======== =========
Insurance premium
Life insurance................  $    1,327  $      737 $     10 $     600          1.7%
Accident and health insurance.         234         228       --         6           --
                                ----------  ---------- -------- ---------
 Total insurance premium......  $    1,561  $      965 $     10 $     606          1.7%
                                ==========  ========== ======== =========
2012
Life insurance in-force.......  $  428,803  $  391,045 $  7,750 $  45,508         17.0%
                                ==========  ========== ======== =========
Insurance premium
Life insurance................  $    1,815  $      572 $     11 $   1,254          0.9%
Accident and health insurance.         248         241       --         7           --
                                ----------  ---------- -------- ---------
 Total insurance premium......  $    2,063  $      813 $     11 $   1,261          0.9%
                                ==========  ========== ======== =========
2011
Life insurance in-force.......  $  378,153  $  340,477 $  8,085 $  45,761         17.7%
                                ==========  ========== ======== =========
Insurance premium
Life insurance................  $    2,180  $      366 $      7 $   1,821          0.4%
Accident and health insurance.         249         242       --         7           --
                                ----------  ---------- -------- ---------
 Total insurance premium......  $    2,429  $      608 $      7 $   1,828          0.4%
                                ==========  ========== ======== =========

  For the year ended December 31, 2013, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $269.9 billion and $7.3 billion, respectively, and life insurance premiums of $638 million and $
10 million, respectively. For the year ended December 31, 2012, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $237.2 billion and $7.8 billion, respectively, and life insurance premiums of $478 million and $11 million, respectively. For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $195.2 billion and $8.1 billion, respectively, and life insurance premiums of $286 million and $ 7 million, respectively.

                       EXETER REASSURANCE COMPANY, LTD.

                             FINANCIAL STATEMENTS

                         AS OF AND FOR THE YEARS ENDED
                       DECEMBER 31, 2013, 2012 AND 2011
                       AND INDEPENDENT AUDITORS' REPORT

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Exeter Reassurance Company, Ltd.:

We have audited the accompanying financial statements of Exeter Reassurance Company, Ltd. (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the balance sheets as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013, and the related notes to the financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Exeter Reassurance Company, Ltd. as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in accordance with accounting principles generally accepted in the United States of America.

OTHER MATTERS

In our report dated April 2, 2014 on the previously issued 2012 financial statements filed with the Cayman Islands Monetary Authority ("CIMA"), we expressed an opinion that the Company's 2012 balance sheet did not fairly present insurance liabilities and, accordingly, did not conform to the presentation required under accounting principles generally accepted in the United States of America. That presentation was based on practices prescribed or permitted by CIMA. As noted in Note 1, in these general purpose financial statements, the Company has changed its presentation of insurance liabilities to conform to accounting principles generally accepted in the United States of America. Accordingly, our present opinion on the 2012 financial statements, as presented herein, is different from that expressed in our previous report.

In addition, results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants
Princeton, New Jersey
April 2, 2014

                       EXETER REASSURANCE COMPANY, LTD.

                                BALANCE SHEETS
                          DECEMBER 31, 2013 AND 2012

                (IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                                           2013
                                                                                                      ---------------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $1,311,922
   and $1,719,913, respectively)..................................................................... $     1,321,081
  Short-term investments, at estimated fair value....................................................       2,781,282
  Derivative assets..................................................................................       2,375,499
  Funds withheld at interest.........................................................................       2,694,267
                                                                                                      ---------------
   Total investments.................................................................................       9,172,129
Cash and cash equivalents............................................................................         629,616
Accrued investment income............................................................................          94,238
Premiums, reinsurance and other receivables..........................................................         645,814
Deferred policy acquisition costs....................................................................         159,820
Current income tax recoverable.......................................................................         196,592
Deferred income tax recoverable......................................................................       1,529,464
                                                                                                      ---------------
   Total assets...................................................................................... $    12,427,673
                                                                                                      ===============
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits............................................................................... $     2,747,421
Policyholder account balances........................................................................       2,488,945
Other policy-related balances........................................................................       2,170,145
Policyholder dividends payable.......................................................................          16,256
Debt -- affiliated...................................................................................         575,118
Derivative liabilities...............................................................................       2,648,454
Other liabilities....................................................................................         551,170
                                                                                                      ---------------
   Total liabilities.................................................................................      11,197,509
                                                                                                      ---------------
CONTINGENCIES AND COMMITMENTS (NOTE 12)
STOCKHOLDER'S EQUITY
Preferred stock, par value $.01 per share; 250,000 shares authorized, 200,000 issued and outstanding at December 31, 2013; par value $1.00 per share; 200,000 shares authorized, issued and outstanding at December 31, 2012; $2,000,000 aggregate liquidation preference at
 December 31, 2013 and 2012..........................................................................               2
Common stock, par value $.01 per share; 13,875,000 shares authorized, 13,466,000 issued and outstanding at December 31, 2013; par value $1.00 per share; 14,125,000 shares authorized,
 13,466,000 shares issued and outstanding at December 31, 2012.......................................             135
Additional paid-in capital...........................................................................       4,125,653
Retained earnings (accumulated deficit)..............................................................     (2,964,638)
Accumulated other comprehensive income (loss)........................................................          69,012
                                                                                                      ---------------
   Total stockholder's equity........................................................................       1,230,164
                                                                                                      ---------------
   Total liabilities and stockholder's equity........................................................ $    12,427,673
                                                                                                      ===============

                                                                                                           2012
                                                                                                      ---------------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $1,311,922
   and $1,719,913, respectively)..................................................................... $     1,785,619
  Short-term investments, at estimated fair value....................................................       4,307,652
  Derivative assets..................................................................................       4,652,428
  Funds withheld at interest.........................................................................       2,436,815
                                                                                                      ---------------
   Total investments.................................................................................      13,182,514
Cash and cash equivalents............................................................................         905,519
Accrued investment income............................................................................          93,501
Premiums, reinsurance and other receivables..........................................................         775,433
Deferred policy acquisition costs....................................................................         136,661
Current income tax recoverable.......................................................................         261,720
Deferred income tax recoverable......................................................................       2,267,071
                                                                                                      ---------------
   Total assets...................................................................................... $    17,622,419
                                                                                                      ===============
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits............................................................................... $     2,735,580
Policyholder account balances........................................................................       8,831,285
Other policy-related balances........................................................................       1,896,818
Policyholder dividends payable.......................................................................          17,438
Debt -- affiliated...................................................................................          75,118
Derivative liabilities...............................................................................       1,665,997
Other liabilities....................................................................................       1,726,141
                                                                                                      ---------------
   Total liabilities.................................................................................      16,948,377
                                                                                                      ---------------
CONTINGENCIES AND COMMITMENTS (NOTE 12)
STOCKHOLDER'S EQUITY
Preferred stock, par value $.01 per share; 250,000 shares authorized, 200,000 issued and outstanding at December 31, 2013; par value $1.00 per share; 200,000 shares authorized, issued and outstanding at December 31, 2012; $2,000,000 aggregate liquidation preference at
 December 31, 2013 and 2012..........................................................................             200
Common stock, par value $.01 per share; 13,875,000 shares authorized, 13,466,000 issued and outstanding at December 31, 2013; par value $1.00 per share; 14,125,000 shares authorized,
 13,466,000 shares issued and outstanding at December 31, 2012.......................................          13,466
Additional paid-in capital...........................................................................       4,085,299
Retained earnings (accumulated deficit)..............................................................     (3,504,200)
Accumulated other comprehensive income (loss)........................................................          79,277
                                                                                                      ---------------
   Total stockholder's equity........................................................................         674,042
                                                                                                      ---------------
   Total liabilities and stockholder's equity........................................................ $    17,622,419
                                                                                                      ===============

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                           STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                (IN THOUSANDS)

                                                            2013           2012          2011
                                                        ------------- --------------- -----------
REVENUES
Premiums............................................... $      59,372 $       949,827 $    71,518
Universal life and investment-type product policy fees.       586,571         548,425     432,722
Net investment income..................................        35,423          20,695      17,238
Net investment gains (losses)..........................      (56,581)          41,793     (1,086)
Net derivative gains (losses)..........................     1,935,248     (3,676,589)     230,434
Other revenues.........................................         1,395          22,916      43,740
                                                        ------------- --------------- -----------
   Total revenues......................................     2,561,428     (2,092,933)     794,566
                                                        ------------- --------------- -----------
EXPENSES
Policyholder benefits and claims.......................     1,379,886       1,811,746     309,339
Interest credited to policyholder account balances.....        17,399          16,598      15,831
Policyholder dividends.................................        26,675          30,279      30,722
Other expenses.........................................       101,207         206,841     169,883
                                                        ------------- --------------- -----------
   Total expenses......................................     1,525,167       2,065,464     525,775
                                                        ------------- --------------- -----------
Income (loss) before provision for income tax..........     1,036,261     (4,158,397)     268,791
Provision for income tax expense (benefit).............       364,215     (1,455,499)      94,077
                                                        ------------- --------------- -----------
Net income (loss)...................................... $     672,046 $   (2,702,898) $   174,714
                                                        ============= =============== ===========



              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                   STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
             FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                (IN THOUSANDS)

                                                             2013           2012           2011
                                                         ------------ ---------------- ------------
Net income (loss)....................................... $    672,046 $    (2,702,898) $    174,714
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related
   offsets..............................................     (56,634)           25,017       35,549
 Foreign currency translation adjustments...............       26,548           13,028     (15,751)
                                                         ------------ ---------------- ------------
 Other comprehensive income (loss), before income tax...     (30,086)           38,045       19,798
 Income tax (expense) benefit related to items of other
   comprehensive income (loss)..........................       19,821          (8,756)     (12,442)
                                                         ------------ ---------------- ------------
 Other comprehensive income (loss), net of income tax...     (10,265)           29,289        7,356
                                                         ------------ ---------------- ------------
Comprehensive income (loss)............................. $    661,781 $    (2,673,609) $    182,070
                                                         ============ ================ ============




              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                      STATEMENTS OF STOCKHOLDER'S EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                (IN THOUSANDS)




                                                                                                  RETAINED
                                                                                   ADDITIONAL     EARNINGS
                                                             PREFERRED   COMMON     PAID-IN     (ACCUMULATED
                                                              STOCK      STOCK      CAPITAL       DEFICIT)
                                                            ---------- ---------- ------------ --------------
Balance at December 31, 2010...............................  $     --  $   13,466 $    548,218 $    (976,016)
Capital contribution from MetLife, Inc. (Note 9)...........                            703,860
Comprehensive income (loss):
Net income (loss)..........................................                                           174,714
Other comprehensive income (loss), net of income tax.......
                                                             --------  ---------- ------------ --------------
Balance at December 31, 2011...............................        --      13,466    1,252,078      (801,302)
                                                             --------  ---------- ------------ --------------
Capital contribution from MetLife, Inc. (Note 9)...........                            833,421
Non-cumulative perpetual preferred stock issuance -- newly
 issued shares (Note 9)....................................       200                1,999,800
Comprehensive income (loss):
Net income (loss)..........................................                                       (2,702,898)
Other comprehensive income (loss), net of income tax.......
                                                             --------  ---------- ------------ --------------
Balance at December 31, 2012...............................       200      13,466    4,085,299    (3,504,200)
                                                             --------  ---------- ------------ --------------
Capital contribution from MetLife, Inc. (Note 9)...........                             26,825
Change in preferred and common stock par value
 (Note 9)..................................................     (198)    (13,331)       13,529
Dividends on perpetual preferred stock.....................                                         (132,484)
Comprehensive income (loss):
Net income (loss)..........................................                                           672,046
Other comprehensive income (loss), net of income tax.......
                                                             --------  ---------- ------------ --------------
Balance at December 31, 2013...............................  $      2  $      135 $  4,125,653 $  (2,964,638)
                                                             ========  ========== ============ ==============

                                                                  ACCUMULATED OTHER
                                                             COMPREHENSIVE INCOME (LOSS)
                                                            -----------------------------
                                                                  NET         FOREIGN
                                                              UNREALIZED      CURRENCY
                                                              INVESTMENT    TRANSLATION           TOTAL
                                                             GAINS (LOSSES)  ADJUSTMENTS   STOCKHOLDER'S EQUITY
                                                            --------------- ------------- ---------------------
Balance at December 31, 2010...............................  $      3,341   $      39,291     $  (371,700)
Capital contribution from MetLife, Inc. (Note 9)...........                                        703,860
Comprehensive income (loss):
Net income (loss)..........................................                                        174,714
Other comprehensive income (loss), net of income tax.......        23,107        (15,751)            7,356
                                                             ------------   -------------     ------------
Balance at December 31, 2011...............................        26,448          23,540          514,230
                                                             ------------   -------------     ------------
Capital contribution from MetLife, Inc. (Note 9)...........                                        833,421
Non-cumulative perpetual preferred stock issuance -- newly
 issued shares (Note 9)....................................                                      2,000,000
Comprehensive income (loss):
Net income (loss)..........................................                                    (2,702,898)
Other comprehensive income (loss), net of income tax.......        16,261          13,028           29,289
                                                             ------------   -------------     ------------
Balance at December 31, 2012...............................        42,709          36,568          674,042
                                                             ------------   -------------     ------------
Capital contribution from MetLife, Inc. (Note 9)...........                                         26,825
Change in preferred and common stock par value
 (Note 9)..................................................                                             --
Dividends on perpetual preferred stock.....................                                      (132,484)
Comprehensive income (loss):
Net income (loss)..........................................                                        672,046
Other comprehensive income (loss), net of income tax.......      (36,813)          26,548         (10,265)
                                                             ------------   -------------     ------------
Balance at December 31, 2013...............................  $      5,896   $      63,116     $  1,230,164
                                                             ============   =============     ============


              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                           STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

                                (IN THOUSANDS)

                                                                                          2013           2012           2011
                                                                                     -------------- -------------- --------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)................................................................... $      672,046 $  (2,702,898) $      174,714
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
  Amortization of premiums and accretion of discounts associated with investments,
   net..............................................................................         20,823          5,956           (62)
  (Gains) losses on investments, net................................................         56,581       (41,793)          1,086
  (Gains) losses on derivatives, net................................................    (1,095,691)      4,156,565      (153,956)
  Universal life and investment-type product policy fees............................         11,088          (556)        (3,781)
  Change in accrued investment income...............................................          (737)       (77,901)        (8,031)
  Change in premiums, reinsurance and other receivables.............................        130,149        149,271        349,645
  Change in deferred policy acquisition costs, net..................................       (23,159)         41,444         28,571
  Change in income tax recoverable (payable)........................................        822,557    (1,617,392)       (50,030)
  Change in other assets............................................................         26,549         13,027       (15,750)
  Change in insurance-related liabilities and policy-related balances...............        979,232      1,932,786        757,824
  Change in other liabilities.......................................................        101,875       (31,859)      (354,977)
  Other, net........................................................................        114,256        130,954        131,273
                                                                                     -------------- -------------- --------------
Net cash provided by operating activities...........................................      1,815,569      1,957,604        856,526
                                                                                     -------------- -------------- --------------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities.........................................................        803,256      1,310,619        604,979
  Equity securities.................................................................            128          7,212          2,880
Purchases of fixed maturity securities..............................................      (415,825)    (2,264,346)      (754,191)
Cash received in connection with freestanding derivatives...........................        146,845        415,944        876,691
Cash paid in connection with freestanding derivatives...............................    (2,882,508)    (1,790,917)    (2,032,925)
Net change in short-term investments................................................      1,528,444      1,423,762    (4,538,307)
Net change in funds withheld at interest............................................      (257,452)      (218,801)       (91,382)
Other, net..........................................................................         61,021       (66,139)        235,425
                                                                                     -------------- -------------- --------------
Net cash used in investing activities...............................................    (1,016,091)    (1,182,666)    (5,696,830)
                                                                                     -------------- -------------- --------------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
  Deposits..........................................................................             --            212            416
  Withdrawals.......................................................................             --       (10,330)        (2,644)
Change in payables for derivative collateral........................................    (1,276,847)    (1,627,743)      2,563,812
Long-term debt issuances -- affiliated..............................................        500,000             --      1,000,000
Capital contribution from MetLife, Inc..............................................             --        800,000        673,000
Dividend on preferred stock.........................................................      (132,484)             --             --
Other, net..........................................................................      (166,050)      (122,628)         80,761
                                                                                     -------------- -------------- --------------
Net cash (used in) provided by financing activities.................................    (1,075,381)      (960,489)      4,315,345
                                                                                     -------------- -------------- --------------
Change in cash and cash equivalents.................................................      (275,903)      (185,551)      (524,959)
Cash and cash equivalents, beginning of year........................................        905,519      1,091,070      1,616,029
                                                                                     -------------- -------------- --------------
CASH AND CASH EQUIVALENTS, END OF YEAR.............................................. $      629,616 $      905,519 $    1,091,070
                                                                                     ============== ============== ==============
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid for:
  Interest.......................................................................... $        5,107 $      134,691 $       69,232
                                                                                     ============== ============== ==============
  Income tax........................................................................ $      304,518 $      222,025 $      115,497
                                                                                     ============== ============== ==============
Non-cash transactions:
  Capital contribution from MetLife, Inc............................................ $       26,825 $       33,421 $       30,860
                                                                                     ============== ============== ==============
  Issuance of non-cumulative perpetual preferred shares............................. $           -- $    2,000,000 $           --
                                                                                     ============== ============== ==============
  Assignment of senior notes to MetLife, Inc........................................ $           -- $  (2,000,000) $           --
                                                                                     ============== ============== ==============

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                       EXETER REASSURANCE COMPANY, LTD.

                       NOTES TO THE FINANCIAL STATEMENTS

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

BUSINESS

  Exeter Reassurance Company, Ltd. (the "Company" or "Exeter") is a wholly-owned stock life insurance subsidiary of MetLife, Inc. (the "Holding Company").

  In 2011, the Company was redomesticated to the Cayman Islands. The Company was licensed as an Unrestricted Class B Insurer under the Insurance Law of the Cayman Islands (the "Law").

  Effective October 1, 2013, the Company redomesticated to the state of Delaware ("Delaware"). The Company is licensed as a Delaware pure captive insurance company under the Delaware Captive Insurance Law ("Delaware Law"). The Company engages in traditional and financial reinsurance of life insurance and annuity policies, primarily with affiliates.

  In the second quarter of 2013, the Holding Company announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged consist of MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI-USA") and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter. MICC, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

BASIS OF PRESENTATION

  The Company has previously prepared, and filed, financial statements that comply with the filing requirements of the Cayman Islands Monetary Authority ("CIMA"). The financial statements as of and for the year ended December 31, 2012 presented insurance liabilities in the balance sheet in accordance with practices prescribed or permitted by CIMA, which presentation differs from the presentation requirements under generally accepted accounting principles. The presentation of insurance liabilities in these financial statements has been revised to present such amounts in accordance with accounting principles generally accepted in the United States.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

                     --------------------------------------
                     ACCOUNTING POLICY                 NOTE
                     --------------------------------------
                     Deferred Policy Acquistion Costs     2
                     --------------------------------------
                     Reserves                             3
                     --------------------------------------
                     Reinsurance                          4
                     --------------------------------------
                     Investments                          5
                     --------------------------------------
                     Derivatives                          6
                     --------------------------------------
                     Fair Value                           7
                     --------------------------------------
                     Income Tax                          11
                     --------------------------------------
                     Litigation Contingencies            12
                     --------------------------------------

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


 FUTURE POLICYHOLDER BENEFITS, POLICYHOLDER ACCOUNT BALANCES AND OTHER POLICY-RELATED BALANCES

  The Company establishes liabilities for insurance policies assumed by the Company. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

  Liabilities for assumed universal secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are thus subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of appropriate underlying equity indices, such as the Standard & Poor's Ratings Services ("S&P") 500 Index. The benefits used in calculating the liabilities assumed are based on the average benefits payable over a range of scenarios.

  The assumed unearned revenue liability included in other policy-related balances relates to universal life-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  The Company assumed and ceded guaranteed minimum benefits associated with certain variable annuity product risks that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

  Guarantees assumed are accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDB"), the portion of guaranteed minimum income benefits ("GMIB") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWB").

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  Guarantees assumed are accounted for as embedded derivatives in policyholder account balances include the non life-contingent portion of GMWB, guaranteed minimum accumulation benefits ("GMAB") and the portion of GMIB that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other policy-related balances include policy and contract claims and policyholder dividends due and unpaid.

  The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled.

DIVIDEND LIABILITY

  The terminal dividend liability for assumed participating traditional life insurance policies is equal to the liability for dividends paid to policyholders upon termination and after satisfying minimum period in-force requirements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

  Premiums related to assumed traditional life and variable annuity business are recognized as revenues when due. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to the business assumed.

DEFERRED POLICY ACQUISITION COSTS

  The Company reimburses the direct writer of the reinsured agreements for significant costs in connection with acquiring new and renewal reinsurance business. Costs that are related directly to the successful acquisition or renewal of reinsurance agreements are capitalized as DAC. Such costs primarily include:

    . incremental direct costs of contract acquisition, such as commissions; . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

  All other acquisition-related costs, as well as all indirect costs, are expensed as incurred.

  DAC is amortized as follows:

 Products reinsured:                    In proportion to the following over
                                        estimated lives of the reinsurance
                                        agreements:
 -----------------------------------------------------------------------------
 .  Participating, dividend-paying      Actual and expected future gross
    traditional contracts               margins.
 -----------------------------------------------------------------------------
 .  Variable universal life contracts   Actual and expected future gross
 .  Variable deferred annuity contracts profits.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  See Note 2 for additional information on DAC amortization.

  The recovery of DAC is dependent upon the future profitability of the related business.

REINSURANCE AGREEMENTS

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as a reinsurer. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities and other policy-related balances. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. Certain assumed GMWB, GMAB and GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


 INVESTMENTS

  NET INVESTMENT INCOME

    Income on investments is reported within net investment income, unless otherwise stated herein.

  FIXED MATURITY SECURITIES

    The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned.

    The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value and an analysis of the gross unrealized losses by severity and/or age. The analysis of gross unrealized losses is described further in Note 5 "--Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI. Adjustments are not made for subsequent recoveries in value.

  SHORT-TERM INVESTMENTS

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at the estimated fair value or amortized cost, which approximates estimated fair value.

  DERIVATIVE ASSETS

    Derivative assets consist principally of freestanding derivatives with positive estimated fair values and are described in " -- Derivatives" below.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  FUNDS WITHHELD AT INTEREST

    Funds withheld at interest represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company records a funds withheld asset rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

 DERIVATIVES

  FREESTANDING DERIVATIVES

    Freestanding derivatives are carried in the Company's balance sheets either as assets within derivative assets or as liabilities within derivative liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty absent a master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within derivative liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in derivative assets or derivative liabilities.

    The Company's derivatives are not designated as qualifying for hedge accounting. Changes in the estimated fair value of derivatives are generally reported in net derivative gains (losses) except for those in policyholder benefits and claims for economic hedges of variable annuity guarantees included in future policy benefits in the balance sheets. The fluctuations in estimated fair value of derivatives can result in significant volatility in net income.

  EMBEDDED DERIVATIVES

    The Company assumes variable annuity guarantees, modified coinsurance contracts and equity indexed deferred annuities that contain embedded derivatives. Additionally, the Company has retroceded certain of these variable annuity guarantees to unaffiliated reinsurance counterparties that also contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses) for assumed reinsurance or in policyholder benefits and claims for ceded reinsurance. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


 FAIR VALUE

   Certain assets and liabilities are measured at estimated fair value in the Company's balance sheets. In addition, the notes to these financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

 INCOME TAX

   The Company joins with the Holding Company and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provision of the Internal Revenue Code of 1986 as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to the Holding Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, the Holding Company has elected the "percentage method' (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, one hundred percent of tax attributes such as losses are reimbursed by the Holding Company to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to the Holding company each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. The Holding Company has current or prior deductions and credits (including by not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Holding Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Holding Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   Deferred income tax assets and liabilities resulting from temporary differences between the financial reporting and tax basis of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred income tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included in other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as other expense and penalties recognized as a component of income tax expense.

 OTHER ACCOUNTING POLICIES

  CASH AND CASH EQUIVALENTS

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  OTHER REVENUES

    Other revenues consist of funds withheld investment credit fees associated with financial reinsurance.

  POLICYHOLDER DIVIDENDS

    Pursuant to the terms of certain reinsurance agreements, the Company participates in the policyholder dividend scale of the ceding company. Policyholder dividends are approved annually by the ceding company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as the judgment of the ceding company's management as to the appropriate level of statutory surplus to be retained by the ceding company.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  FOREIGN CURRENCY

    Balance sheet accounts for reinsurance agreements that are settled in foreign currencies are translated at the exchange rate in effect at each year end and income and expense accounts are translated at the average exchange rates during the year. Translation adjustments are charged or credited directly to foreign currency translation adjustments, included in accumulated other comprehensive income or loss, net of applicable taxes. Intercompany receivables (payables) that are held in foreign currencies are translated at the exchange rate in effect at each year end and translation adjustments are charged directly to net investment gains (losses) in the period in which they occur.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 9.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. Under the new guidance, advertising costs may only be included in DAC if the capitalization criteria in the direct-response advertising guidance in Subtopic 340-20, OTHER ASSETS AND DEFERRED COSTS--CAPITALIZED ADVERTISING COSTS, are met. As a result, certain direct marketing, sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholders' equity. The Company adopted the two-statement approach for annual financial statements.

                       EXETER REASSURANCE COMPANY, LTD.

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  In March 2013, the FASB issued new guidance regarding foreign currency (Accounting Standards Update ("ASU") 2013-05, FOREIGN CURRENCY MATTERS (TOPIC
830): PARENT'S ACCOUNTING FOR THE CUMULATIVE TRANSLATION ADJUSTMENT UPON DERECOGNITION OF CERTAIN SUBSIDIARIES OR GROUPS OF ASSETS WITHIN A FOREIGN ENTITY OR OF AN INVESTMENT IN A FOREIGN ENTITY), effective prospectively for fiscal years and interim reporting periods within those years beginning after December 15, 2013. The amendments require an entity that ceases to have a controlling financial interest in a subsidiary or group of assets within a foreign entity to apply the guidance in Subtopic 830-30, FOREIGN CURRENCY MATTERS -- TRANSLATION OF FINANCIAL STATEMENTS, to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance in section 830-30-40, DERECOGNITION, still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

  In February 2013, the FASB issued new guidance regarding liabilities (ASU 2013-04, LIABILITIES (TOPIC 405): OBLIGATIONS RESULTING FROM JOINT AND SEVERAL LIABILITY ARRANGEMENTS FOR WHICH THE TOTAL AMOUNT OF THE OBLIGATION IS FIXED AT THE REPORTING DATE), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

2. DEFERRED POLICY ACQUISITION COSTS

  See Note 1 for a description of capitalized acquisition costs.

PARTICIPATING AND DIVIDEND-PAYING TRADITIONAL CONTRACTS

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. Of these factors, the Company

                       EXETER REASSURANCE COMPANY, LTD.

2. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to significantly impact the rate of DAC amortization. On a quarterly basis, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to earnings. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. On a quarterly basis, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Total DAC amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC for the update of actual gross margins and the re-estimation of expected future gross margins. On a quarterly basis, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

VARIABLE UNIVERSAL LIFE CONTRACTS, VARIABLE DEFERRED ANNUITY CONTRACTS AND EQUITY INDEXED DEFERRED ANNUITY CONTRACTS

  The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of expected future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC amortization. On a quarterly basis, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC amortization is re-estimated and adjusted by the cumulated charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. On a quarterly basis, the Company also updates the actual amount of business remaining in-force, which impact expected future gross profits. When expected future gross profits are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC balances.

FACTORS IMPACTING AMORTIZATION

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

                       EXETER REASSURANCE COMPANY, LTD.

2. DEFERRED POLICY ACQUISITION COSTS (CONTINUED)


  Amortization of DAC is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC was as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                            --------------------------------
                                                               2013       2012       2011
                                                            ---------- ---------- ----------
                                                                     (IN THOUSANDS)
Balance at January 1,...................................... $  136,661 $  178,105 $  206,677
Capitalizations............................................      2,013      1,760      2,955
Amortization related to:
   Net investment gains (losses) and net derivative gains
     (losses)..............................................     23,559   (28,204)   (21,453)
   Other expenses..........................................    (2,413)   (15,000)   (10,074)
                                                            ---------- ---------- ----------
       Total amortization..................................     21,146   (43,204)   (31,527)
                                                            ---------- ---------- ----------
Balance at December 31,.................................... $  159,820 $  136,661 $  178,105
                                                            ========== ========== ==========

3. RESERVES

REINSURANCE LIABILITIES

  Future policy benefits are measured as follows:

  Product Type                         Measurement Assumptions:
  ---------------------------------------------------------------------------
  Assumed Participating Life           Aggregate of (i) net level premium
                                       reserves for death and endowment
                                       policy benefits (calculated based
                                       upon the non-forfeiture interest rate
                                       ranging from 4% to 6% and mortality
                                       rates guaranteed in calculating the
                                       cash surrender values described in
                                       such contracts); and (ii) the
                                       liability for terminal dividends.
  ---------------------------------------------------------------------------
  Assumed traditional fixed annuities  Present value of expected future
  after annuitization                  payments. Interest rate assumptions
                                       used in establishing such liabilities
                                       range from 1% to 7% for domestic
                                       business and 2% to 5% for
                                       international business.

                       EXETER REASSURANCE COMPANY, LTD.

3. RESERVES (CONTINUED)


GUARANTEES

  The Company reinsures variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWB, GMAB and the portion of certain GMIB that does not require annuitization are accounted for as embedded derivatives in policyholder account balances and other policy-related balances which are further discussed in Note 6. Guarantees accounted for as reinsurance liabilities include:

Guarantee:                                       Measurement Assumptions:
-------------------------------------------------------------------------------------------------
GMDBs  .  A return of purchase payment upon   Present value of expected death benefits in
          death even if the account value is    excess of the projected account balance
          reduced to zero.                      recognizing the excess ratably over the
                                                accumulation period based on the present
                                                value of total expected assessments.

       .  An enhanced death benefit may be    Assumptions are consistent with those used
          available for an additional fee.      for amortizing DAC, and are thus subject to
                                                the same variability and risk.

                                              Investment performance and volatility
                                                assumptions are consistent with the historical
                                                experience of the appropriate underlying
                                                equity index, such as the S&P 500 Index.

                                              Benefit assumptions are based on the
                                                average benefits payable over a range of
                                                scenarios.
-------------------------------------------------------------------------------------------------
GMIBs  .  After a specified period of time    Present value of expected income benefits in
          determined at the time of issuance    excess of the projected account balance at
          of the variable annuity contract,     any future date of annuitization and
          a minimum accumulation of purchase    recognizing the excess ratably over the
          payments, even if the account         accumulation period based on the present
          value is reduced to zero, that can    value of total expected assessments.
          be annuitized to receive a monthly
          income stream that is not less      Assumptions are consistent with those used
          than a specified amount.              for estimating GMDBs liabilities.

       .  Certain contracts also provide for  Calculation incorporates an assumption for
          a guaranteed lump sum return of       the percentage of the potential annuitizations
          purchase premium in lieu of the       that may be elected by the contractholder.
          annuitization benefit.
-------------------------------------------------------------------------------------------------
GMWBs. .  A return of purchase payment via    Expected value of the life contingent
          partial withdrawals, even if the      payments and expected assessments using
          account value is reduced to zero,     assumptions consistent with those used for
          provided that cumulative              estimating the GMDBs liabilities.
          withdrawals in a contract year do
          not exceed a certain limit.

       .  Certain contracts include
          guaranteed withdrawals that are
          life contingent.

                       EXETER REASSURANCE COMPANY, LTD.

3. RESERVES (CONTINUED)

  Information regarding the liabilities for guarantees (excluding embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    UNIVERSAL AND
                                                    VARIABLE LIFE
                                 ANNUITY CONTRACTS    CONTRACTS
   -                             ------------------ -------------
                                                      SECONDARY
                                   GMDBS    GMIBS    GUARANTEES      TOTAL
   -                             --------  -------- ------------- ----------
   ASSUMED
   Balance at January 1, 2011... $204,783  $172,260    $41,159    $  418,202
   Incurred guaranteed benefits.  197,432    72,496     (1,514)      268,414
   Paid guaranteed benefits.....  (74,439)       --         --       (74,439)
                                 --------  --------    -------    ----------
   Balance at December 31, 2011.  327,776   244,756     39,645       612,177
   Incurred guaranteed benefits.  169,545   230,988     10,288       410,821
   Paid guaranteed benefits.....  (79,815)       --         --       (79,815)
                                 --------  --------    -------    ----------
   Balance at December 31, 2012.  417,506   475,744     49,933       943,183
   Incurred guaranteed benefits.  125,884    52,561      7,018       185,463
   Paid guaranteed benefits.....  (59,132)       --         --       (59,132)
                                 --------  --------    -------    ----------
   Balance at December 31, 2013. $484,258  $528,305    $56,951    $1,069,514
                                 ========  ========    =======    ==========

   CEDED
   Balance at January 1, 2011... $  8,210  $     --    $    --    $    8,210
   Incurred guaranteed benefits.      (32)       --         --           (32)
   Paid guaranteed benefits.....       --        --         --            --
                                 --------  --------    -------    ----------
   Balance at December 31, 2011.    8,178        --         --         8,178
   Incurred guaranteed benefits.    2,920        --         --         2,920
   Paid guaranteed benefits.....       --        --         --            --
                                 --------  --------    -------    ----------
   Balance at December 31, 2012.   11,098        --         --        11,098
   Incurred guaranteed benefits.    3,704        --         --         3,704
   Paid guaranteed benefits.....       --        --         --            --
                                 --------  --------    -------    ----------
   Balance at December 31, 2013. $ 14,802  $     --    $    --    $   14,802
                                 ========  ========    =======    ==========

   NET
   Balance at January 1, 2011... $196,573  $172,260    $41,159    $  409,992
   Incurred guaranteed benefits.  197,464    72,496     (1,514)      268,446
   Paid guaranteed benefits.....  (74,439)       --         --       (74,439)
                                 --------  --------    -------    ----------
   Balance at December 31, 2011.  319,598   244,756     39,645       603,999
   Incurred guaranteed benefits.  166,625   230,988     10,288       407,901
   Paid guaranteed benefits.....  (79,815)       --         --       (79,815)
                                 --------  --------    -------    ----------
   Balance at December 31, 2012.  406,408   475,744     49,933       932,085
   Incurred guaranteed benefits.  122,180    52,561      7,018       181,759
   Paid guaranteed benefits.....  (59,132)       --         --       (59,132)
                                 --------  --------    -------    ----------
   Balance at December 31, 2013. $469,456  $528,305    $56,951    $1,054,712
                                 ========  ========    =======    ==========

                       EXETER REASSURANCE COMPANY, LTD.

4. REINSURANCE

  The Company assumes insurance risk from affiliated and unaffiliated insurance companies. The Company also cedes certain assumed insurance risks to unaffiliated reinsurers.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Premiums and policyholder benefits and claims in the statements of operations consist of amounts assumed, partially offset by amounts ceded under reinsurance agreements.

  The Company assumes risks from an unaffiliated company related to guaranteed minimum benefit guarantees written directly by the unaffiliated company. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder's account balance and were liabilities of $1,262.3 million and $2,581.9 million at December 31, 2013 and 2012, respectively. For the years ended December 31, 2013, 2012 and 2011, net derivative gains (losses) included $1,126.5 million, ($394.9) million and $80.6 million, respectively, in changes in fair value of such embedded derivatives.

  At December 31, 2013 and 2012, the Company had $99.2 million and $287.2 million, respectively, of unsecured unaffiliated ceded reinsurance recoverable balances.

  Certain unaffiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on ceded unaffiliated reinsurance were $3.5 million and $28.9 million, at December 31, 2013 and 2012, respectively.

  The deposit liabilities on assumed unaffiliated reinsurance were $545 thousand and $335 thousand at December 31, 2013 and 2012, respectively.

RELATED PARTY REINSURANCE TRANSACTIONS

  The Company has reinsurance agreements with certain of the Holding Company's subsidiaries, including Metropolitan Life Insurance Company, First MetLife Investors Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, MetLife Europe Limited ("MEL"), New England Life Insurance Company and Alico Life International Limited, all of which are related parties.

                       EXETER REASSURANCE COMPANY, LTD.

4. REINSURANCE (CONTINUED)


  Information regarding the significant effects of affiliated reinsurance included in the statements of operations was as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------
                                                            2013         2012          2011
                                                        ------------ ------------ --------------
                                                                     (IN THOUSANDS)
REVENUES
Premiums............................................... $     23,922 $    909,170 $       29,894
Universal life and investment-type product policy fees.      450,583      398,509        283,097
Net derivative gain (loss).............................    5,678,708    (723,305)    (2,818,107)
Other revenues.........................................        1,396       22,917         43,740
                                                        ------------ ------------ --------------
 Total revenues........................................ $  6,154,609 $    607,291 $  (2,461,376)
                                                        ============ ============ ==============
EXPENSES
Policyholder benefits and claims....................... $    255,205 $  1,273,113 $      234,143
Interest credited to policyholder account balances.....       17,399       16,598         15,831
Policyholder dividends.................................       12,295       14,256         14,013
Other expenses.........................................       82,569       16,845         26,466
                                                        ------------ ------------ --------------
 Total expenses........................................ $    367,468 $  1,320,812 $      290,453
                                                        ============ ============ ==============

  Information regarding the significant effects of affiliated reinsurance included in the balance sheets was as follows at:

                                                        DECEMBER 31,
                                                 --------------------------
                                                     2013         2012
                                                 ------------ -------------
                                                       (IN THOUSANDS)
    ASSETS
    Funds withheld at interest.................. $  2,045,389 $   1,796,083
    Premiums, reinsurance and other receivables.      243,080       160,658
    Deferred policy acquisition costs...........       80,831        76,892
                                                 ------------ -------------
     Total assets............................... $  2,369,300 $   2,033,633
                                                 ============ =============
    LIABILITIES
    Future policy benefits...................... $  2,062,320 $   2,043,905
    Other policy-related balances...............    3,561,663     8,130,768
    Policyholder dividends payable..............       16,256        17,438
    Other liabilities...........................      250,807       161,603
                                                 ------------ -------------
     Total liabilities.......................... $  5,891,046 $  10,353,714
                                                 ============ =============

  In September 2012, the Company entered into a reinsurance agreement to assume 100% quota share of certain blocks of indemnity reinsurance from MEL. This agreement covers a portion of liabilities under defined portfolios of living time annuities contracts issued on or after the effective date. This agreement transfers risk to the Company, and therefore, is accounted for as reinsurance. As a result of the agreement, the Company recorded future policy benefits, presented within future policy benefits, of $649.3 million and $792.3 million, other reinsurance liabilities of $16.9 million and $10.7 million, and other reinsurance payables, included in other

                       EXETER REASSURANCE COMPANY, LTD.

4. REINSURANCE (CONTINUED)

liabilities, were $43.7 million and $61.1 million at December 31, 2013 and 2012, respectively. The Company's statement of operations reflects a loss for this agreement of $8.6 million and $3.5 million, which includes premiums of $1 thousand and $881.2 million and policyholder benefits of $8.6 million and $884.7 million for the years ended December 31, 2013 and 2012, respectively.

  The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were liabilities of $1,226.6 million and $6,249.3 million at December 31, 2013 and 2012, respectively. For the years ended December 31, 2013, 2012 and 2011, net derivative gains (losses) included $5,729.1 million, ($729.3) million and ($2,818.1) million, respectively, in changes in fair value of such embedded derivatives.

  The Company had no ceded affiliated reinsurance recoverable balances at December 31, 2013 and 2012.

5. INVESTMENTS

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

INVESTMENT RISKS AND UNCERTAINTIES

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation and currency. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g., structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


FIXED MATURITY SECURITIES AFS

 FIXED MATURITY SECURITIES AFS BY SECTOR

   The following table presents the fixed maturity securities AFS by sector. Included within fixed maturity securities are structured securities including commercial mortgage-backed securities ("CMBS"), ABS and residential mortgage-backed securities ("RMBS").

                                       DECEMBER 31, 2013                                 DECEMBER 31, 2012
                       ------------------------------------------------- -------------------------------------------------
                                       GROSS UNREALIZED                                  GROSS UNREALIZED
                         COST OR   -------------------------  ESTIMATED    COST OR   -------------------------  ESTIMATED
                        AMORTIZED           TEMPORARY  OTTI     FAIR      AMORTIZED           TEMPORARY  OTTI     FAIR
                          COST      GAINS    LOSSES   LOSSES    VALUE       COST      GAINS    LOSSES   LOSSES    VALUE
                       ----------- -------- --------- ------ ----------- ----------- -------- --------- ------ -----------
                                        (IN THOUSANDS)                                    (IN THOUSANDS)
FIXED MATURITY
 SECURITIES:
Foreign corporate..... $   535,332 $  5,294 $  7,203   $ --  $   533,423 $   621,950 $ 11,286  $ 1,814   $ --  $   631,422
U.S. corporate........     255,510   10,478    2,366     --      263,622     302,993   19,714      241     --      322,466
CMBS..................     135,781    1,724    4,941     --      132,564      82,307    4,019       --     --       86,326
State and political
 subdivision..........     114,310    6,862      916     --      120,256     115,352   20,220        5     --      135,567
U.S. Treasury and
 agency...............     101,947    1,225    3,924     --       99,248     290,766    2,765        2     --      293,529
ABS...................      79,461    1,323      264     --       80,520     195,178    2,707        9     --      197,876
RMBS..................      61,322    2,261      794     --       62,789      76,727    5,179       --     --       81,906
Foreign government....      28,259      400       --     --       28,659      34,640    1,887       --     --       36,527
                       ----------- -------- --------   ----  ----------- ----------- --------  -------   ----  -----------
 Total fixed maturity
  securities.......... $ 1,311,922 $ 29,567 $ 20,408   $ --  $ 1,321,081 $ 1,719,913 $ 67,777  $ 2,071   $ --  $ 1,785,619
                       =========== ======== ========   ====  =========== =========== ========  =======   ====  ===========

   The Company held no non-income producing fixed maturity securities at December 31, 2013 and 2012.

 METHODOLOGY FOR AMORTIZATION OF PREMIUM AND ACCRETION OF DISCOUNT ON STRUCTURED SECURITIES

   Amortization of premium or accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


 MATURITIES OF FIXED MATURITY SECURITIES

  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                           DECEMBER 31,
                                            -------------------------------------------
                                                    2013                  2012
                                            --------------------- ---------------------
                                                       ESTIMATED             ESTIMATED
                                            AMORTIZED    FAIR     AMORTIZED    FAIR
                                              COST       VALUE      COST       VALUE
                                            ---------- ---------- ---------- ----------
                                                          (IN THOUSANDS)
Due in one year or less.................... $  246,228 $  246,780 $  273,190 $  273,472
Due after one year through five years......    280,090    283,376    520,894    524,882
Due after five years through ten years.....    308,324    311,927    364,081    386,994
Due after ten years........................    200,716    203,125    207,536    234,163
                                            ---------- ---------- ---------- ----------
 Subtotal..................................  1,035,358  1,045,208  1,365,701  1,419,511
Structured securities (CMBS, ABS and RMBS).    276,564    275,873    354,212    366,108
                                            ---------- ---------- ---------- ----------
 Total fixed maturity securities........... $1,311,922 $1,321,081 $1,719,913 $1,785,619
                                            ========== ========== ========== ==========

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. CMBS, ABS and RMBS are shown separately, as they are not due at a single maturity.

 CONTINUOUS GROSS UNREALIZED LOSSES FOR FIXED MATURITY SECURITIES AFS BY SECTOR

  The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts include the noncredit component of OTTI loss.

                                           DECEMBER 31, 2013                          DECEMBER 31, 2012
                               ------------------------------------------ ------------------------------------------
                                                     EQUAL TO OR GREATER                        EQUAL TO OR GREATER
                                LESS THAN 12 MONTHS     THAN 12 MONTHS     LESS THAN 12 MONTHS     THAN 12 MONTHS
                               --------------------- -------------------- --------------------- --------------------
                               ESTIMATED    GROSS    ESTIMATED   GROSS    ESTIMATED    GROSS    ESTIMATED   GROSS
                                 FAIR     UNREALIZED   FAIR    UNREALIZED   FAIR     UNREALIZED   FAIR    UNREALIZED
                                 VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES     VALUE     LOSSES
                               ---------- ---------- --------- ---------- ---------- ---------- --------- ----------
                                                    (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Foreign corporate............. $  214,876 $   7,203  $     --     $ --    $  288,797  $  1,814    $  --     $  --
U.S. corporate................     50,458     1,771     4,378      595        54,064       241       --        --
CMBS..........................     62,872     4,941        --       --            --        --       --        --
State and political
 subdivision..................     14,936       916        --       --           775         5       --        --
U.S. Treasury and agency......     28,434     3,924        --       --         2,522         2       --        --
ABS...........................     18,907       264        --       --        72,441         9       --        --
RMBS..........................     17,541       794        --       --            --        --       --        --
                               ---------- ---------  --------     ----    ----------  --------    -----     -----
  Total fixed maturity
   securities................. $  408,024 $  19,813  $  4,378     $595    $  418,599  $  2,071    $  --     $  --
                               ========== =========  ========     ====    ==========  ========    =====     =====
Total number of securities in
 an unrealized loss
 position.....................         79                   2                     67                 --
                               ==========            ========             ==========              =====

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


 EVALUATION OF AFS SECURITIES FOR OTTI AND EVALUATING TEMPORARILY IMPAIRED AFS SECURITIES

  EVALUATION AND MEASUREMENT METHODOLOGIES

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds; current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities and state and political subdivision securities, the estimated fair value is considered the recovery value when available

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)

      information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  CURRENT PERIOD EVALUATION

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected) and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased
  $18.3 million during the year ended December 31, 2013 from $2.1 million to $20.4 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, there were no fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

FUNDS WITHHELD AT INTEREST

  Funds withheld at interest represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. At December 31, 2013 and 2012, such amounts consisted of balances withheld in connection with reinsurance agreements with affiliates of the Holding Company, as presented in
Note 4, and an unaffiliated company.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


CASH EQUIVALENTS

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $40.8 million and $410.6 million at December 31, 2013 and 2012, respectively.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                            ----------------------------------
                                               2013       2012        2011
                                            ---------- ----------- -----------
                                                      (IN THOUSANDS)
 Fixed maturity securities................. $    9,072 $    65,706 $    41,752
 Equity securities.........................         --          --     (1,063)
 Deferred income tax benefit (expense).....    (3,176)    (22,997)    (14,241)
                                            ---------- ----------- -----------
  Net unrealized investment gains (losses). $    5,896 $    42,709 $    26,448
                                            ========== =========== ===========

  The changes in net unrealized investment gains (losses) were as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                      ---------------------------------
                                                         2013       2012       2011
                                                      ----------- --------- -----------
                                                               (IN THOUSANDS)
Balance, January 1,.................................. $    42,709 $  26,448 $     3,341
Unrealized investment gains (losses) during the year.    (56,634)    25,017      35,549
Deferred income tax benefit (expense)................      19,821   (8,756)    (12,442)
                                                      ----------- --------- -----------
Balance, December 31,................................ $     5,896 $  42,709 $    26,448
                                                      =========== ========= ===========
Change in net unrealized investment gains (losses)... $  (36,813) $  16,261 $    23,107
                                                      =========== ========= ===========

CONCENTRATIONS OF CREDIT RISK

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

INVESTED ASSETS HELD IN TRUST AND PLEDGED AS COLLATERAL

  Invested assets held in trust and pledged as collateral are presented below at estimated fair value for cash and cash equivalents, short-term investments, and fixed maturity securities at:

                                                                    DECEMBER 31,
                                                                ---------------------
                                                                   2013       2012
                                                                ---------- ----------
                                                                   (IN THOUSANDS)
Invested assets held in trust (1).............................. $2,754,170 $4,697,418
Invested assets pledged as collateral (2)......................  1,024,682    289,145
                                                                ---------- ----------
 Total invested assets held in trust and pledged as collateral. $3,778,852 $4,986,563
                                                                ========== ==========

--------

(1)The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


(2)Certain of the Company's invested assets are pledged as collateral for various derivative transactions as described in Note 6.

VARIABLE INTEREST ENTITIES

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed to be the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

 CONSOLIDATED VIES

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

 UNCONSOLIDATED VIES

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                               DECEMBER 31,
                                                 -----------------------------------------
                                                         2013                 2012
                                                 -------------------- --------------------
                                                            MAXIMUM              MAXIMUM
                                                 CARRYING  EXPOSURE   CARRYING  EXPOSURE
                                                  VALUE   TO LOSS (1)  VALUE   TO LOSS (1)
                                                 -------- ----------- -------- -----------
                                                              (IN THOUSANDS)
Fixed maturity securities AFS:
 Structured securities (ABS, CMBS and RMBS) (2). $275,873  $275,873   $366,108  $366,108
 Foreign corporate..............................    5,186     5,186      5,525     5,525
                                                 --------  --------   --------  --------
   Total........................................ $281,059  $281,059   $371,633  $371,633
                                                 ========  ========   ========  ========

--------
(1)The maximum exposure to loss relating to fixed maturity securities is equal to their carrying amounts or the carrying amounts of retained interests.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


NET INVESTMENT INCOME

  The components of net investment income were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     --------------------------
                                                       2013     2012     2011
                                                     -------- -------- --------
                                                           (IN THOUSANDS)
 Investment Income:
  Fixed maturity securities......................... $ 41,202 $ 29,831 $ 23,825
  Equity securities.................................       --       94      619
  Cash, cash equivalents and short-term investments.    3,247    6,415    3,314
  Other.............................................  (3,155)  (4,792)  (4,622)
                                                     -------- -------- --------
    Subtotal........................................   41,294   31,548   23,136
                                                     -------- -------- --------
  Less: Investment expenses.........................    5,871   10,853    5,898
                                                     -------- -------- --------
    Net investment income........................... $ 35,423 $ 20,695 $ 17,238
                                                     ======== ======== ========

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and expenses included in the table above.

NET INVESTMENT GAINS (LOSSES)

 COMPONENTS OF NET INVESTMENT GAINS (LOSSES)

   The components of net investment gains (losses) were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                                --------------------------
                                                  2013     2012     2011
                                                --------- ------- --------
                                                      (IN THOUSANDS)
     Fixed maturity securities................. $   2,066 $   711 $  4,717
     Equity securities.........................        --   3,675    (292)
     Other investment portfolio gains (losses).  (58,647)  37,407  (5,511)
                                                --------- ------- --------
      Total net investment gains (losses)...... $(56,581) $41,793 $(1,086)
                                                ========= ======= ========

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were ($59.2) million, $37.3 million and ($5.9) million for the years ended December 31, 2013, 2012 and 2011, respectively.

                       EXETER REASSURANCE COMPANY, LTD.

5. INVESTMENTS (CONTINUED)


 SALES OR DISPOSALS OF FIXED MATURITY AND EQUITY SECURITIES

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                            YEARS ENDED DECEMBER 31,     YEARS ENDED DECEMBER 31,    YEARS ENDED DECEMBER 31,
                         ------------------------------- -----------------------  -------------------------------
                            2013      2012       2011    2013     2012     2011      2013      2012       2011
                         ---------- --------- ---------- -----  -------- -------- ---------- --------- ----------
                            FIXED MATURITY SECURITIES       EQUITY SECURITIES                  TOTAL
                         ------------------------------- -----------------------  -------------------------------
                                                             (IN THOUSANDS)
Proceeds................ $  251,239 $  34,432 $  421,298 $  --  $  7,212 $  2,880 $  251,239 $  41,644 $  424,178
                         ========== ========= ========== =====  ======== ======== ========== ========= ==========
Gross investment
 gains.................. $    2,721 $     755 $    5,178 $  --  $  3,675 $     -- $    2,721 $   4,430 $    5,178
Gross investment
 losses.................      (655)      (44)      (461)    --        --    (292)      (655)      (44)      (753)
                         ---------- --------- ---------- -----  -------- -------- ---------- --------- ----------
  Net investment gains
   (losses)............. $    2,066 $     711 $    4,717 $  --  $  3,675 $  (292) $    2,066 $   4,386 $    4,425
                         ========== ========= ========== =====  ======== ======== ========== ========= ==========

   There were no OTTI losses on fixed maturity securities or equity securities during the years ended December 31, 2013, 2012 and 2011.

RELATED PARTY INVESTMENT TRANSACTIONS

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. There were no invested assets transferred to affiliates for the years ended December 31, 2013 and 2012. There were no invested assets transferred from affiliates for the year ended December 31, 2013. The estimated fair value of invested assets transferred from affiliates for the year ended December 31, 2012 was $857.4 million. There were no invested assets transferred from affiliates for the year ended December 31, 2011.

  The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $4.6 million, $7.2 million and $4.5 million for the years ended December 31, 2013, 2012 and 2011, respectively.

6. DERIVATIVES

ACCOUNTING FOR DERIVATIVES

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

DERIVATIVE STRATEGIES

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives may be cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. The Company also purchases certain securities and engages in certain reinsurance agreements that have embedded derivatives.

  The Company utilizes all derivatives in non-qualifying hedging relationships.

 INTEREST RATE DERIVATIVES

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, futures and options.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount.

   In exchange-traded interest rate Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance.

   Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. Swaptions are included in interest rate options.

 FOREIGN CURRENCY EXCHANGE RATE DERIVATIVES

   The Company uses foreign currency forwards to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date.

   To a lesser extent, the Company uses exchange-traded currency futures to hedge currency mismatches between assets and liabilities.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


 EQUITY DERIVATIVES

   The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, variance swaps, exchange-traded equity futures and total rate of return swaps ("TRRs").

   Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products assumed by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

   Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products reinsured by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period.

   In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products reinsured by the Company.

   TRRs are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Inter-Bank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses TRRs to hedge its equity market guarantees in certain of its reinsured products. TRRs can be used as hedges or to synthetically create investments.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


PRIMARY RISKS MANAGED BY DERIVATIVES

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:



DERIVATIVES NOT
DESIGNATED OR NOT
QUALIFYING AS HEDGING          PRIMARY UNDERLYING RISK
INSTRUMENTS                            EXPOSURE
---------------------       -------------------------------

Interest rate swaps........ Interest rate..................
Interest rate futures...... Interest rate..................
Interest rate options...... Interest rate..................
Foreign currency forwards.. Foreign currency exchange rate.
Currency futures........... Foreign currency exchange rate.
Equity futures............. Equity market..................
Equity options............. Equity market..................
Variance swaps............. Equity market..................
Total rate of return swaps. Equity market..................

 Total non-designated or non-qualifying derivatives.......

                                         DECEMBER 31, 2013                  DECEMBER 31, 2012
                                ----------------------------------- ----------------------------------
                                              ESTIMATED FAIR VALUE               ESTIMATED FAIR VALUE
                                             ----------------------             ----------------------
   PRIMARY UNDERLYING RISK        NOTIONAL     NOTIONAL
           EXPOSURE                AMOUNT      ASSETS   LIABILITIES   AMOUNT      ASSETS   LIABILITIES
------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
                                                            (IN THOUSANDS)
Interest rate.................. $ 23,221,522 $1,040,377 $  562,851  $22,298,852 $1,867,230 $  611,572
Interest rate..................    4,462,013      9,047      6,547    6,437,033        598     20,980
Interest rate..................   17,690,095    131,341    235,516   11,440,095    302,989     58,486
Foreign currency exchange rate.    2,324,152        728    171,078    2,281,296      1,051    177,496
Foreign currency exchange rate.      364,550      1,169      1,022      518,160      3,864         --
Equity market..................    4,327,600      1,284     39,600    5,898,717     14,146    105,452
Equity market..................   31,414,484  1,024,034  1,005,551   18,897,916  2,346,326    355,433
Equity market..................   18,917,116    167,519    469,330   17,177,849    111,788    241,073
Equity market..................    3,339,982         --    156,959    2,791,568      4,436     95,505
                                ------------ ---------- ----------  ----------- ---------- ----------
$106,061,514 $2,375,499 $2,648,454  $87,741,486 $4,652,428 $1,665,997
                                ============ ========== ==========  =========== ========== ==========

NET DERIVATIVE GAINS (LOSSES)

  The components of net derivative gains (losses) were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                        ------------------------------------------
                                             2013           2012          2011
                                        -------------- -------------- ------------
                                                      (IN THOUSANDS)
Derivatives and hedging gains (losses). $  (4,841,296) $  (2,586,885) $  2,941,895
Embedded derivatives...................      6,776,544    (1,089,704)  (2,711,461)
                                        -------------- -------------- ------------
 Total net derivatives gains (losses).. $    1,935,248 $  (3,676,589) $    230,434
                                        ============== ============== ============

  The following table presents earned income on derivatives for the:

                                             YEARS ENDED DECEMBER 31,
                                       ------------------------------------
                                           2013         2012        2011
                                       ------------ ------------ ----------
                                                  (IN THOUSANDS)
     Net derivative gains (losses).... $  (262,379) $     20,202 $  141,929
     Policyholder benefits and claims.    (274,848)    (113,899)     16,833
                                       ------------ ------------ ----------
      Total........................... $  (537,227) $   (93,697) $  158,762
                                       ============ ============ ==========

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


NON-QUALIFYING DERIVATIVES

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                      NET       POLICYHOLDER
                                                   DERIVATIVE   BENEFITS AND
                                                 GAINS (LOSSES)  CLAIMS (1)
                                                 -------------- ------------
                                                       (IN THOUSANDS)
    FOR THE YEAR ENDED DECEMBER 31, 2013:
     Interest rate derivatives.................. $    (925,139) $    (1,364)
     Foreign currency exchange rate derivatives.      (514,563)           --
     Equity derivatives.........................    (3,139,215)    (635,931)
                                                 -------------- ------------
       Total.................................... $  (4,578,917) $  (637,295)
                                                 ============== ============
    FOR THE YEAR ENDED DECEMBER 31, 2012:
     Interest rate derivatives.................. $    (204,299) $         --
     Foreign currency exchange rate derivatives.      (284,745)           --
     Equity derivatives.........................    (2,118,043)    (367,490)
                                                 -------------- ------------
       Total.................................... $  (2,607,087) $  (367,490)
                                                 ============== ============
    FOR THE YEAR ENDED DECEMBER 31, 2011:
     Interest rate derivatives.................. $    1,527,402 $         --
     Foreign currency exchange rate derivatives.        143,177           --
     Equity derivatives.........................      1,129,387     (82,696)
                                                 -------------- ------------
       Total.................................... $    2,799,966 $   (82,696)
                                                 ============== ============

--------

(1)Changes in estimated fair value related to economic hedges of reinsured variable annuity guarantees.

CREDIT RISK ON FREESTANDING DERIVATIVES

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by International Swaps and Derivatives Association ("ISDA") Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives. See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                              DECEMBER 31, 2013         DECEMBER 31, 2012
                                                          ------------------------- -------------------------
DERIVATIVES SUBJECT TO A MASTER NETTING ARRANGEMENT OR A
SIMILAR ARRANGEMENT                                          ASSETS    LIABILITIES     ASSETS    LIABILITIES
--------------------------------------------------------  ------------ ------------ ------------ ------------
                                                                            (IN THOUSANDS)
 Gross estimated fair value of derivatives:
  OTC-bilateral.......................................... $  2,430,173 $  2,593,152 $  4,708,762 $  1,534,233
  Exchange-traded........................................       11,500       47,169       18,608      126,432
                                                          ------------ ------------ ------------ ------------
    Total gross estimated fair value of
      derivatives (1)....................................    2,441,673    2,640,321    4,727,370    1,660,665
 Amounts offset in the balance sheets....................           --           --           --           --
                                                          ------------ ------------ ------------ ------------
 Estimated fair value of derivatives presented in the
   balance sheets (1)....................................    2,441,673    2,640,321    4,727,370    1,660,665
 Gross amounts not offset in the balance sheets:
 Gross estimated fair value of derivatives: (2)
  OTC-bilateral..........................................  (1,869,869)  (1,869,869)  (1,518,669)  (1,518,669)
  Exchange-traded........................................      (5,368)      (5,368)     (18,608)     (18,608)
 Cash collateral (3)
  OTC-bilateral..........................................    (163,210)           --  (1,473,376)           --
  Exchange-traded........................................           --     (39,008)           --    (107,824)
 Securities collateral (4)
  OTC-bilateral..........................................    (377,561)    (646,079)  (1,716,717)     (13,667)
  Exchange-traded........................................           --      (2,793)           --           --
                                                          ------------ ------------ ------------ ------------
 Net amount after application of master netting
   agreements and collateral............................. $     25,665 $     77,204 $         -- $      1,897
                                                          ============ ============ ============ ============

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $66,175 thousand and $74,942 thousand, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $8,133 thousand and $5,332 thousand, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)Cash collateral received is included in cash and cash equivalents and the obligation to return it is included in other liabilities in the balance sheet. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded derivatives and is included in premiums, reinsurance and other receivables in the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2013 and 2012, the Company received excess cash collateral of $33,319 thousand and $0, respectively, and provided excess cash collateral of $185,299 thousand and $167,655 thousand, respectively, which is not included in the table above due to the foregoing limitation.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2013 and 2012, the Company received excess securities collateral of $96,746 thousand and $59,320 thousand, respectively, for its OTC-bilateral derivatives which are not included in the table above due to the foregoing limitation. At
   December 31, 2013 and 2012, the Company provided excess securities collateral of $0 and $0, respectively, for its OTC-bilateral derivatives and $36,182 thousand and $39,989 thousand, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                  ESTIMATED FAIR VALUE OF   FAIR VALUE OF INCREMENTAL COLLATERAL
                                   COLLATERAL PROVIDED:                PROVIDED UPON:
                                  ----------------------- ----------------------------------------
                                                                         DOWNGRADE IN THE HOLDING
                                                                         COMPANY'S CREDIT RATING
                     ESTIMATED                              ONE NOTCH    TO A LEVEL THAT TRIGGERS
                   FAIR VALUE OF                          DOWNGRADE IN        FULL OVERNIGHT
                   DERIVATIVES IN                          THE HOLDING     COLLATERALIZATION OR
                   NET LIABILITY      FIXED MATURITY        COMPANY'S          TERMINATION
                    POSITION (1)        SECURITIES        CREDIT RATING OF THE DERIVATIVE POSITION
                   -------------- ----------------------- ------------- --------------------------
                                                   (IN THOUSANDS)
December 31, 2013. $      723,283      $    646,079        $    20,912         $    21,353
December 31, 2012. $       15,564      $     13,667        $        --         $        --

--------

(1)After taking into consideration the existence of netting agreements.

EMBEDDED DERIVATIVES

  The Company assumes variable annuities, modified coinsurance contracts, equity indexed deferred annuities and purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: assumed variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; ceded reinsurance agreements of guaranteed minimum benefits related to GMABs and certain GMIBs; assumed modified coinsurance contracts; assumed reinsurance on equity indexed deferred annuities; and options embedded in debt and equity securities.

                       EXETER REASSURANCE COMPANY, LTD.

6. DERIVATIVES (CONTINUED)


  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                        DECEMBER 31,
                                                                  -------------------------
                                        BALANCE SHEET LOCATION        2013         2012
                                       -------------------------- ------------ ------------
                                                                       (IN THOUSANDS)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $    122,515 $    257,690
  Assumed modified coinsurance         Funds withheld at
   contracts.......................... interest..................       24,035       72,357
                                                                  ------------ ------------
   Net embedded derivatives within asset host contracts.......    $    146,550 $    330,047
                                                                  ============ ============
Net embedded derivatives within liability host contracts:
  Assumed guaranteed minimum benefits. Other policy-related
                                       balances.................. $  2,488,944 $  8,831,285
                                                                  ------------ ------------
   Net embedded derivatives within liability host contracts...    $  2,488,944 $  8,831,285
                                                                  ============ ============

  The following table presents changes in estimated fair value related to embedded derivatives:

                                             YEARS ENDED DECEMBER 31,
                                    ------------------------------------------
                                        2013          2012           2011
                                    ------------ -------------- --------------
                                                  (IN THOUSANDS)
 Net derivative gains (losses) (1). $  6,776,544 $  (1,089,704) $  (2,711,461)
 Policyholder benefits and claims.. $  (139,134) $       72,507 $       70,390

--------

(1)The valuation of reinsured guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($996.3) million, ($1,603.0) million and $1,956.9 million, for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were $19.4 million, $2.9 million and ($23.1) million, for the years ended December 31, 2013, 2012 and 2011, respectively.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                 Level 1  Unadjusted quoted prices in active
                          markets for identical assets or
                          liabilities. The size of the bid/ask
                          spread is used as an indicator of
                          market activity for fixed maturity
                          securities.

                 Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                 Level 3  Unobservable inputs that are
                          supported by little or no market
                          activity and are significant to the
                          determination of estimated fair value
                          of the assets or liabilities.
                          Unobservable inputs reflect the
                          reporting entity's own assumptions
                          about the assumptions that market
                          participants would use in pricing the
                          asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


RECURRING FAIR VALUE MEASUREMENTS

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                  DECEMBER 31, 2013
                                                ------------------------------------------------------
                                                         FAIR VALUE HIERARCHY
                                                --------------------------------------
                                                                                       TOTAL ESTIMATED
                                                  LEVEL 1      LEVEL 2      LEVEL 3      FAIR VALUE
                                                ------------ ------------ ------------ ---------------
                                                                    (IN THOUSANDS)
ASSETS:
Fixed maturity securities:
 Foreign corporate............................. $         -- $    533,423 $         --  $    533,423
 U.S. corporate................................           --      253,705        9,917       263,622
 CMBS..........................................           --       75,017       57,547       132,564
 State and political subdivision...............           --      120,256           --       120,256
 U.S. Treasury and agency......................       99,248           --           --        99,248
 ABS...........................................           --       80,520           --        80,520
 RMBS..........................................           --       62,789           --        62,789
 Foreign government............................           --       28,659           --        28,659
                                                ------------ ------------ ------------  ------------
   Total fixed maturity securities.............       99,248    1,154,369       67,464     1,321,081
                                                ------------ ------------ ------------  ------------
Short-term investments (1).....................    2,630,762      101,270           --     2,732,032
Derivative assets: (2)
 Interest rate contracts.......................        9,046    1,171,719           --     1,180,765
 Foreign currency contracts....................        1,169          728           --         1,897
 Equity market contracts.......................        1,284      917,797      273,756     1,192,837
                                                ------------ ------------ ------------  ------------
   Total derivative assets.....................       11,499    2,090,244      273,756     2,375,499
                                                ------------ ------------ ------------  ------------
Net embedded derivatives within asset host
  contracts (3)................................           --           --      146,550       146,550
                                                ------------ ------------ ------------  ------------
   Total assets................................ $  2,741,509 $  3,345,883 $    487,770  $  6,575,162
                                                ============ ============ ============  ============
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts....................... $      6,547 $    798,367 $         --  $    804,914
 Foreign currency contracts....................        1,022      171,078           --       172,100
 Equity market contracts.......................       39,601    1,136,875      494,964     1,671,440
                                                ------------ ------------ ------------  ------------
   Total derivative liabilities................       47,170    2,106,320      494,964     2,648,454
                                                ------------ ------------ ------------  ------------
Net embedded derivatives within liability host
  contracts (3)................................           --           --    2,488,944     2,488,944
                                                ------------ ------------ ------------  ------------
   Total liabilities........................... $     47,170 $  2,106,320 $  2,983,908  $  5,137,398
                                                ============ ============ ============  ============

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

                                                              DECEMBER 31, 2012
                                            ------------------------------------------------------
                                                     FAIR VALUE HIERARCHY
                                            -------------------------------------- TOTAL ESTIMATED
                                              LEVEL 1      LEVEL 2      LEVEL 3      FAIR VALUE
                                            ------------ ------------ ------------ ---------------
                                                                (IN THOUSANDS)
ASSETS:
Fixed maturity securities:
 Foreign corporate......................... $         -- $    628,708 $      2,714  $     631,422
 U.S. corporate............................           --      307,001       15,465        322,466
 CMBS......................................           --       44,603       41,723         86,326
 State and political subdivision...........           --      135,567           --        135,567
 U.S. Treasury and agency..................      285,259        8,270           --        293,529
 ABS.......................................           --      193,876        4,000        197,876
 RMBS......................................           --       81,906           --         81,906
 Foreign government........................           --       36,527           --         36,527
                                            ------------ ------------ ------------  -------------
   Total fixed maturity securities.........      285,259    1,436,458       63,902      1,785,619
                                            ------------ ------------ ------------  -------------
Short-term investments (1).................    3,824,840      425,354        4,996      4,255,190
Derivative assets: (2)
 Interest rate contracts...................          598    2,170,219           --      2,170,817
 Foreign currency contracts................        3,864        1,051           --          4,915
 Equity market contracts...................       14,146    2,000,970      461,580      2,476,696
                                            ------------ ------------ ------------  -------------
   Total derivative assets.................       18,608    4,172,240      461,580      4,652,428
                                            ------------ ------------ ------------  -------------
Net embedded derivatives within asset host
  contracts (3)............................           --           --      330,047        330,047
                                            ------------ ------------ ------------  -------------
   Total assets............................ $  4,128,707 $  6,034,052 $    860,525  $  11,023,284
                                            ============ ============ ============  =============
LIABILITIES:
Derivative liabilities: (2)
 Interest rate contracts................... $     20,980 $    670,059 $         --  $     691,039
 Foreign currency contracts................           --      177,496           --        177,496
 Equity market contracts...................      105,452      416,032      275,979        797,463
                                            ------------ ------------ ------------  -------------
   Total derivative liabilities............      126,432    1,263,587      275,979      1,665,998
                                            ------------ ------------ ------------  -------------
Net embedded derivatives within liability
  host contracts (3).......................           --           --    8,831,285      8,831,285
                                            ------------ ------------ ------------  -------------
   Total liabilities....................... $    126,432 $  1,263,587 $  9,107,264  $  10,497,283
                                            ============ ============ ============  =============

--------

(1)Short-term investments as presented in the tables above differ from the amounts presented in the balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)Derivative amounts are presented gross in the tables above to reflect the presentation in the balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


(3)Net embedded derivatives within asset host contracts are presented within funds withheld at interest and premiums, reinsurance and other receivables in the balance sheets. Net embedded derivatives within liability host contracts are presented within other policy-related balances in the balance sheets.

  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 INVESTMENTS

  VALUATION CONTROLS AND PROCEDURES

    On behalf of the Company and the Holding Company's Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management provides oversight of control systems and valuation policies for securities and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of the Holding Company's Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

  based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  SECURITIES AND SHORT-TERM INVESTMENTS

    When available, the estimated fair value of these investments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes fixed maturity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities.

   U.S. CORPORATE AND FOREIGN CORPORATE SECURITIES

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer and in certain cases, delta spread adjustments to reflect specific credit related issues.

   STRUCTURED SECURITIES COMPRISED OF ABS, CMBS AND RMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon,

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

   weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

  STATE AND POLITICAL SUBDIVISION AND FOREIGN GOVERNMENT SECURITIES

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

  U.S. TREASURY AND AGENCY SECURITIES

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

  Level 3 Valuation Techniques and Key Inputs:

     In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for in the Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

     Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

   U.S. CORPORATE AND FOREIGN CORPORATE SECURITIES

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   STRUCTURED SECURITIES COMPRISED OF ABS AND CMBS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data including credit spreads. Below investment grade securities and sub-prime RMBS included in this level

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

   are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

 DERIVATIVES

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


  FREESTANDING DERIVATIVES

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   INTEREST RATE

     NON-OPTION-BASED. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     OPTION-BASED. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   FOREIGN CURRENCY EXCHANGE RATE

     NON-OPTION-BASED. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

   EQUITY MARKET

     NON-OPTION-BASED. -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, spot equity index levels and dividend yield curves.

     OPTION-BASED. -- Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, spot equity index levels, dividend yield curves and equity volatility.

  Level 3 Valuation Techniques and Key Inputs:

    These derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

   EQUITY MARKET

     NON-OPTION-BASED. -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves and equity volatility.

     OPTION-BASED. -- Significant unobservable inputs may include the extrapolation beyond observable limits of dividend yield curves, equity volatility and unobservable correlation between model inputs.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


 EMBEDDED DERIVATIVES

   Embedded derivatives principally include certain assumed and ceded variable annuity guarantees and equity indexed crediting rates within certain funding agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for the Holding Company's debt, including related credit default swaps.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with certain of the GMIBs previously described. These reinsurance agreements contain embedded derivatives which are included within premiums, reinsurance and other receivables in the balance sheets with changes in estimated fair value reported in net derivative gains (losses) or policyholder benefits and claims depending on the statement of operations classification of the direct risk. The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


   The estimated fair value of the embedded derivatives within funds withheld related to certain assumed reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in derivative liabilities and funds withheld at interest in the balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

  EMBEDDED DERIVATIVES WITHIN ASSET AND LIABILITY HOST CONTRACTS

   Level 3 Valuation Techniques and Key Inputs:

   ASSUMED GUARANTEED MINIMUM BENEFITS

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   REINSURANCE CEDED ON CERTAIN GUARANTEED MINIMUM BENEFITS

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in " -- Assumed Guaranteed Minimum Benefits" and also include counterparty credit spreads.

   EMBEDDED DERIVATIVES WITHIN FUNDS WITHHELD RELATED TO CERTAIN ASSUMED REINSURANCE

     These embedded derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 TRANSFERS BETWEEN LEVELS

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


  TRANSFERS BETWEEN LEVELS 1 AND 2:

     There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  TRANSFERS INTO OR OUT OF LEVEL 3:

     Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

     Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

     Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

   The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:


                                                                                        DECEMBER 31, 2013
                                                                                    --------------------------
                                                              SIGNIFICANT                             WEIGHTED
                            VALUATION TECHNIQUES           UNOBSERVABLE INPUTS          RANGE        AVERAGE (1)
                       -------------------------------- --------------------------  -------------    -----------
FIXED MATURITY SECURITIES: (3)
 U.S. corporate and
  foreign corporate... Matrix pricing                   Credit spreads (4)             95  -     95       95
                                                        Illiquidity premium (4)        30  -     30       30
                       ------------------------------------------------------------------------------------------
 CMBS................. Matrix pricing and discounted    Credit spreads (4)
                         cash flow                                                    215  -    215      215
                       Market pricing                   Quoted prices (5)             104  -    104      104
                       Consensus pricing                Offered quotes (5)             90  -     92       91
                       ------------------------------------------------------------------------------------------
DERIVATIVES:
 Equity market........ Present value techniques         Volatility (7)                 13% -     28%
                          or option pricing models      Correlation (9)                60% -     60%
                       ------------------------------------------------------------------------------------------
EMBEDDED DERIVATIVES:
 Assumed and ceded     Option pricing techniques        Mortality rates:                0% -   0.10%
  guaranteed minimum                                        Ages 0 - 40
  benefits............
                                                            Ages 41 - 60             0.04% -   0.65%
                                                            Ages 61 - 115            0.26% -    100%
                                                        Lapse rates:
                                                            Durations 1 -10          0.50% -    100%
                                                            Durations 11 -20            3% -    100%
                                                            Durations 21 -116           3% -    100%
                                                        Utilization rates              20% -     50%
                                                        Withdrawal rates             0.07% -     10%
                                                        Long-term equity            17.40% -     25%
                                                          volatilities
                                                        Nonperformance               0.03% -   0.44%
                                                          risk spread
                       ------------------------------------------------------------------------------------------

                                                                IMPACT OF
                                     DECEMBER 31, 2012         INCREASE IN
                                 --------------------------     INPUT ON
                                                   WEIGHTED     ESTIMATED
     VALUATION TECHNIQUES            RANGE        AVERAGE (1) FAIR VALUE (2)
-------------------------------- -------------    ----------- --------------


Matrix pricing                     103  -    499      168       Decrease
                                    30  -     30       30       Decrease
-----------------------------------------------------------------------------
Matrix pricing and discounted
  cash flow                                                   Decrease (6)
Market pricing                     104  -    104      104     Increase (6)
Consensus pricing                                             Increase (6)
-----------------------------------------------------------------------------

Present value techniques            13% -     32%             Increase (8)
   or option pricing models         65% -     65%
-----------------------------------------------------------------------------

Option pricing techniques            0% -   0.14%  Decrease (10)


                                  0.05% -   0.75%             Decrease (10)
                                  0.26% -    100%             Decrease (10)

                                  0.50% -    100%             Decrease (11)
                                     3% -    100%             Decrease (11)
                                   2.5% -    100%             Decrease (11)
                                    20% -     50%             Increase (12)
                                  0.07% -     20%                 (13)
                                 15.18% -     40%  Increase (14)

                                  0.10% -   1.72%  Decrease (15)

-----------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to assumed guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


(9)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(10)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(11)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(14)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within embedded derivatives within funds withheld related to certain assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 fixed maturity securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                  FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                               -----------------------------------------------------------------------------
                                                     FIXED MATURITY SECURITIES:
                                               --------------------------------------
                                                FOREIGN    U.S.                       SHORT-TERM    EQUITY    NET EMBEDDED
                                               CORPORATE CORPORATE   CMBS      ABS    INVESTMENTS   MARKET   DERIVATIVES (6)
                                               --------- --------- --------- -------- ----------- ---------- ---------------
                                                                              (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2013:
Balance, January 1,........................... $  2,714  $  15,465 $  41,723 $  4,000  $  4,996   $  185,601  $(8,501,238)
Total realized/unrealized gains (losses)
 included in:
  Net income (loss): (1), (2).................
   Net investment income......................       11       (63)     (242)       --         4           --            --
   Net investment gains (losses)..............       --         --        --       --        --           --            --
   Net derivative gains (losses)..............       --         --        --       --        --    (425,674)     6,789,870
   Policyholder benefits and claims...........       --         --        --       --        --       18,720     (139,134)
  OCI.........................................     (25)      (652)   (1,828)       --        --          252       291,536
Purchases (3).................................       --         --    17,894       --        --        7,149            --
Sales (3).....................................  (2,700)    (8,680)        --       --   (5,000)           --            --
Settlements (3)...............................       --         --        --       --        --      (7,256)     (783,428)
Transfers into Level 3 (4)....................       --      3,847        --       --        --           --            --
Transfers out of Level 3 (4)..................       --         --        --  (4,000)        --           --            --
                                               --------  --------- --------- --------  --------   ----------  ------------
Balance, December 31,......................... $     --  $   9,917 $  57,547 $     --  $     --   $(221,208)  $(2,342,394)
                                               ========  ========= ========= ========  ========   ==========  ============
Changes in unrealized gains (losses) included
 in net income (loss): (5)
  Net investment income....................... $     --  $       4 $   (242) $     --  $     --   $       --  $         --
  Net investment gains (losses)............... $     --  $      -- $      -- $     --  $     --   $       --  $         --
  Net derivative gains (losses)............... $     --  $      -- $      -- $     --  $     --   $(414,667)  $  6,743,952
  Policyholder benefits and claims............ $     --  $      -- $      -- $     --  $     --   $   18,720  $  (134,839)

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


                                             FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                 ------------------------------------------------------------------------------------------------
                                       FIXED MATURITY SECURITIES:       EQUITY SECURITIES:
                                 -------------------------------------- ------------------
                                  FOREIGN    U.S.                         NON-REDEEMABLE   SHORT-TERM    EQUITY    NET EMBEDDED
                                 CORPORATE CORPORATE   CMBS      ABS     PREFERRED STOCK   INVESTMENTS   MARKET   DERIVATIVES (6)
                                 --------- --------- --------- -------- ------------------ ----------- ---------- ---------------
                                                                          (IN THOUSANDS)
YEAR ENDED DECEMBER 31,
 2012:
Balance, January 1,............. $  2,533  $  15,114 $  41,724 $     --     $      --       $  39,967  $  844,062  $(7,033,096)
Total realized/unrealized gains
 (losses) included in:
  Net income
   (loss): (1), (2)
   Net investment income........       12       (16)     (164)       --            --              35          --            --
   Net investment gains
    (losses)....................       --         --        --       --            --              --          --            --
   Net derivative gains
    (losses)....................       --         --        --       --            --              --   (507,571)   (1,085,812)
   Policyholder benefits and
    claims......................       --         --        --       --            --              --      28,895        72,507
  OCI...........................      169        (4)       163       --            --              --     (2,565)       259,765
Purchases (3)...................       --      6,501        --    4,000            --           4,994      19,056            --
Sales (3).......................       --      (701)        --       --            --        (40,000)    (43,500)            --
Settlements (3).................       --         --        --       --            --              --   (152,776)     (714,602)
Transfers into
 Level 3 (4)....................       --         --        --       --            --              --          --            --
Transfers out of
 Level 3 (4)....................       --    (5,429)        --       --            --              --          --            --
                                 --------  --------- --------- --------     ---------       ---------  ----------  ------------
Balance, December 31,........... $  2,714  $  15,465 $  41,723 $  4,000     $      --       $   4,996  $  185,601  $(8,501,238)
                                 ========  ========= ========= ========     =========       =========  ==========  ============
Changes in unrealized gains
 (losses) included in net
 income (loss): (5)
  Net investment income......... $     11  $       9 $   (163) $     --     $      --       $       2  $       --  $         --
  Net investment gains
   (losses)..................... $     --  $      -- $      -- $     --     $      --       $      --  $       --  $         --
  Net derivative gains
   (losses)..................... $     --  $      -- $      -- $     --     $      --       $      --  $(498,377)  $(1,139,890)
  Policyholder benefits and
   claims....................... $     --  $      -- $      -- $     --     $      --       $      --  $   28,895  $     75,146

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)

                                            FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                  ------------------------------------------------------------------------------------------
                                      FIXED MATURITY SECURITIES:     EQUITY SECURITIES:
                                  ---------------------------------- ------------------
                                   FOREIGN    U.S.                     NON-REDEEMABLE   SHORT-TERM   EQUITY    NET EMBEDDED
                                  CORPORATE CORPORATE   CMBS    ABS   PREFERRED STOCK   INVESTMENTS  MARKET   DERIVATIVES (6)
                                  --------- --------- -------  ----- ------------------ ----------- --------  ---------------
                                                                        (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,..............  $2,673    $10,430  $    --  $  --    $      2,835     $  49,980  $124,720    $(3,660,494)
Total realized/unrealized gains
 (losses) included in:
  Net income (loss): (1), (2)
   Net investment income.........      10          4     (104)    --              --            19        --             --
   Net investment gains
    (losses).....................      --          1       --     --            (292)           --        --             --
   Net derivative gains
    (losses).....................      --         --       --     --              --            --   563,864     (2,710,927)
   Policyholder benefits and
    claims.......................      --         --       --     --              --            --     7,131         70,390
  OCI............................    (150)      (511)     104     --             337            --       409       (120,058)
Purchases (3)....................      --         --   41,724     --              --        39,951   225,211             --
Sales (3)........................      --     (1,974)      --     --          (2,880)      (49,983)       --             --
Settlements (3)..................      --         --       --     --              --            --    (2,563)      (612,007)
Transfers into Level 3 (4).......      --      7,164       --     --              --            --        --             --
Transfers out of Level 3 (4).....      --         --       --     --              --            --   (74,710)            --
                                   ------    -------  -------  -----    ------------     ---------  --------    -----------
Balance, December 31,............  $2,533    $15,114  $41,724  $  --    $         --     $  39,967  $844,062    $(7,033,096)
                                   ======    =======  =======  =====    ============     =========  ========    ===========
Changes in unrealized gains
 (losses) included in net income
 (loss): (5)
  Net investment income..........  $   10    $     4  $  (104) $  --    $         --     $      15  $     --    $        --
  Net investment gains (losses)..  $   --    $     1  $    --  $  --    $       (292)    $      --  $     --    $        --
  Net derivative gains (losses)..  $   --    $    --  $    --  $  --    $         --     $      --  $566,325    $ 2,735,936
  Policyholder benefits and
   claims........................  $   --    $    --  $    --  $  --    $         --     $      --  $  7,131    $   108,678

--------

(1)Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and other comprehensive income
   (loss), are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


FAIR VALUE OF FINANCIAL INSTRUMENTS CARRIED AT OTHER THAN FAIR VALUE

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, the obligation to return cash collateral received (included in other liabilities on the balance sheets) and short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                 DECEMBER 31, 2013
                                             ---------------------------------------------------------
                                                             FAIR VALUE HIERARCHY
                                              CARRYING  -----------------------------  TOTAL ESTIMATED
                                               VALUE    LEVEL 1  LEVEL 2     LEVEL 3     FAIR VALUE
                                             ---------- ------- ---------- ----------  ---------------
                                                                  (IN THOUSANDS)
ASSETS
Premiums, reinsurance and other receivables. $  228,140  $  --  $  224,672 $ (161,249)   $   63,423
LIABILITIES
Debt -- affiliated.......................... $  575,118  $  --  $  592,278 $       --    $  592,278
Other liabilities........................... $    3,836  $  --  $    3,836 $       --    $    3,836

                                                                 DECEMBER 31, 2012
                                             ---------------------------------------------------------
                                                             FAIR VALUE HIERARCHY
                                              CARRYING  -----------------------------  TOTAL ESTIMATED
                                               VALUE    LEVEL 1  LEVEL 2     LEVEL 3     FAIR VALUE
                                             ---------- ------- ---------- ----------  ---------------
                                                                  (IN THOUSANDS)
ASSETS
Premiums, reinsurance and other receivables. $  304,411  $  --  $  275,479 $  174,126    $  449,605
LIABILITIES
Debt -- affiliated.......................... $   75,118  $  --  $   82,174 $       --    $   82,174
Other liabilities........................... $       72  $  --  $       72 $       --    $       72

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 PREMIUMS, REINSURANCE AND OTHER RECEIVABLES

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements and amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives.

                       EXETER REASSURANCE COMPANY, LTD.

7. FAIR VALUE (CONTINUED)


   Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

   The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 DEBT -- AFFILIATED

    The estimated fair value of debt is principally determined using market standard valuation methodologies. Valuations are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 OTHER LIABILITIES

   Other liabilities consist primarily of interest payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

8. DEBT -- AFFILIATED

  The table below presents information for the Company's long-term and short-term debt-affiliated outstanding at:

                                                             DECEMBER 31,
                                                         --------------------
                                  INTEREST RATE MATURITY    2013      2012
                                  ------------- -------- ---------- ---------
                                                            (IN THOUSANDS)
                                                         --------------------
   SHORT-TERM AND LONG-TERM DEBT
    Surplus note.................     6.798%      2014   $   75,118 $  75,118
    Senior notes.................     2.470%      2015      500,000        --
                                                         ---------- ---------
      Total debt-affiliated......                        $  575,118 $  75,118
                                                         ========== =========

  On October 15, 2013, the Company issued $500.0 million of guaranteed senior notes, Series A, to various affiliates, maturing in 2015 with an interest rate of 2.47%.

  On September 27, 2012, the Holding Company assumed $750.0 million of the Company's senior notes with interest rates of 6.440% and 5.330%, payable to an affiliate. In exchange for the assumption of senior notes, the

                       EXETER REASSURANCE COMPANY, LTD.

8. DEBT -- AFFILIATED (CONTINUED)

Company issued to the Holding Company 75,000 shares of Series A 7.69% non-cumulative perpetual preferred shares with a par value of $1 per share and a liquidity preference of $10,000 per share. The dividend is payable semi-annually. (See Note 9 for additional information on preferred stock).

  On December 19, 2012, the Holding Company assumed $1,250.0 million of the Company's senior notes with interest rates of 7.440%, 5.640% and 5.860%, payable to various affiliates. In exchange for the assumption of senior notes, the Company issued to the Holding Company 125,000 shares of Series A 7.75% non-cumulative perpetual preferred shares with a par value of $1 per share and a liquidity preference of $10,000 per share. The dividend is payable semi-annually. (See Note 9 for additional information on preferred stock).

  On July 15, 2011, the Company issued a $500.0 million guaranteed senior note, Series A, to various affiliates, maturing in 2021 with an interest rate of 5.64%.

  On December 16, 2011, the Company issued a $500.0 million guaranteed senior note, Series B, to various affiliates, maturing in 2021 with an interest rate of 5.86%.

  Interest expense related to the Company's indebtedness, included in other expenses, was $7.7 million, $112.6 million and $83.3 million for the years ended December 31, 2013, 2012 and 2011, respectively.

 LETTERS OF CREDIT

   The Company had access to certain letter of credit agreements totaling $5,450.0 million in letter of credit capacity from various banks, either directly with the bank or indirectly through letters of credit available to the Holding Company for the benefit of the Company and certain other affiliates of the Holding Company. At December 31, 2013, the Company had $802.0 million in outstanding letters of credit. The letters of credit were used to collateralize assumed liabilities.

  Letters of credit outstanding as of December 31, 2013 were as follows:

                                                                USED BY    USED BY    REMAINING
BORROWER(S)                       EXPIRATION       CAPACITY   THE COMPANY AFFILIATES   UNUSED
----------------------------- ------------------ ------------ ----------- ---------- ------------
                                                        (IN THOUSANDS)
Exeter.......................  December 2027 (1) $    650,000 $  600,000  $       -- $     50,000
Holding Company and MetLife
  Funding, Inc............... September 2017 (1)    1,000,000         --      59,000      941,000
Holding Company and MetLife
  Funding, Inc...............        August 2016    3,000,000      2,000     130,789    2,867,211
Exeter, Holding Company &
  Missouri Reinsurance, Inc..          June 2016      500,000         --     490,000       10,000
Holding Company..............        August 2014      300,000    200,000     100,000           --
                                                 ------------ ----------  ---------- ------------
 Total.......................                    $  5,450,000 $  802,000  $  779,789 $  3,868,211
                                                 ============ ==========  ========== ============

--------

(1)The Holding Company is a guarantor under this agreement.

9. STOCKHOLDER'S EQUITY

  Effective October 1, 2013 in conjunction with the Company's redomestication to Delaware the stockholder's equity was restructured.

                       EXETER REASSURANCE COMPANY, LTD.

9. STOCKHOLDER'S EQUITY (CONTINUED)

  Information regarding the restructure was as follows at:

                                                  DECEMBER 31,
                                              ---------------------
                                                 2013       2012
                                              ---------- ----------
            COMMON STOCK
            Shares authorized................ 13,875,000 14,125,000
            Shares issued.................... 13,466,000 13,466,000
            Shares outstanding............... 13,466,000 13,466,000
            Par value per share..............      $0.01      $1.00

                                                  DECEMBER 31,
                                              ---------------------
                                                 2013       2012
                                              ---------- ----------
            PREFERRED STOCK
            Shares authorized................    250,000    200,000
            Shares issued....................    200,000    200,000
            Shares outstanding...............    200,000    200,000
            Par value per share..............      $0.01      $1.00
            Liquidation preference per share.    $10,000    $10,000

PREFERRED STOCK

  On September 27, 2012, the Company issued to the Holding Company 75,000 shares of 7.69% Series A non-cumulative perpetual preferred stock in exchange for the assumption of $750.0 million of the Company's senior notes. See Note 8.

  On December 19, 2012, the Company issued to the Holding Company 125,000 shares of 7.75% Series A non-cumulative perpetual preferred stock in exchange for the assumption of $1,250.0 million of the Company's senior notes. See Note 8.

EQUITY

  Under Delaware Law, the Company is required to maintain minimum capital of $250 thousand. The Company was in compliance with this requirement at December 31, 2013.

  Under the Law, the Company was required to maintain net worth of $240 thousand. The Company was in compliance with this requirement at September 30, 2013 (prior to redomestication to Delaware) and December 31, 2012.

  During the year ended December 31, 2013, the Company received no capital contributions from the Holding Company. The Company received capital contributions of $800.0 million and $673.0 million in cash from the Holding Company during the years ended December 31, 2012 and 2011.

  During the years ended December 31, 2013, 2012 and 2011, the Holding Company paid and contributed, on the Company's behalf, $26.8 million, $33.4 million and $30.9 million, respectively, in the form of letter of credit fees.

                       EXETER REASSURANCE COMPANY, LTD.

9. STOCKHOLDER'S EQUITY (CONTINUED)


DIVIDEND RESTRICTIONS

  Under the strategic business plan of the company approved by the Delaware Insurance commissioner (the "Commissioner"), the company may not declare or pay dividend in any form to its parent without the approval of the Commissioner and in no event shall the Commissioner grant such approval if the dividend would result in the insolvency or impairment of the Company.

  The company paid non-cumulative perpetual preferred stock dividend to the Holding company of $132.5 million during the year ended December 31, 2013. The Company did not pay a dividend to the Holding Company during the years ended December 31, 2012 and 2011.

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                       UNREALIZED      FOREIGN
                                                    INVESTMENT GAINS  CURRENCY
                                                    (LOSSES), NET OF TRANSLATION
                                                    RELATED OFFSETS  ADJUSTMENT     TOTAL
                                                    ---------------- ----------- -----------
                                                                 (IN THOUSANDS)
Balance at December 31, 2010.......................   $     3,341    $    39,291 $    42,632
OCI before reclassifications.......................        39,974       (15,751)      24,223
Income tax expense (benefit).......................      (13,991)             --    (13,991)
                                                      -----------    ----------- -----------
 OCI before reclassifications, net of income tax...        29,324         23,540      52,864
Amounts reclassified from AOCI.....................       (4,425)             --     (4,425)
Income tax expense (benefit).......................         1,549             --       1,549
                                                      -----------    ----------- -----------
 Amounts reclassified from AOCI, net of income tax.       (2,876)             --     (2,876)
                                                      -----------    ----------- -----------
Balance at December 31, 2011.......................        26,448         23,540      49,988
OCI before reclassifications.......................        29,412         13,028      42,440
Income tax expense (benefit).......................      (10,294)             --    (10,294)
                                                      -----------    ----------- -----------
 OCI before reclassifications, net of income tax...        45,566         36,568      82,134
Amounts reclassified from AOCI.....................       (4,395)             --     (4,395)
Income tax expense (benefit).......................         1,538             --       1,538
                                                      -----------    ----------- -----------
 Amounts reclassified from AOCI, net of income tax.       (2,857)             --     (2,857)
                                                      -----------    ----------- -----------
Balance at December 31, 2012.......................        42,709         36,568      79,277
OCI before reclassifications.......................      (54,557)         26,548    (28,009)
Income tax expense (benefit).......................        19,094             --      19,094
                                                      -----------    ----------- -----------
 OCI before reclassifications, net of income tax...         7,246         63,116      70,362
Amounts reclassified from AOCI.....................       (2,077)             --     (2,077)
Income tax expense (benefit).......................           727             --         727
                                                      -----------    ----------- -----------
 Amounts reclassified from AOCI, net of income tax.       (1,350)             --     (1,350)
                                                      -----------    ----------- -----------
Balance at December 31, 2013.......................   $     5,896    $    63,116 $    69,012
                                                      ===========    =========== ===========

                       EXETER REASSURANCE COMPANY, LTD.

9. STOCKHOLDER'S EQUITY (CONTINUED)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                          STATEMENT OF OPERATIONS AND
AOCI COMPONENTS                                  AMOUNTS RECLASSIFIED FROM AOCI       COMPREHENSIVE INCOME (LOSS) LOCATION
------------------------------------------ ------------------------------------------ ------------------------------------
                                                    YEARS ENDED DECEMBER 31,
                                           ------------------------------------------
                                               2013          2012           2011
                                           ------------ -------------- --------------
                                                         (IN THOUSANDS)
Net unrealized investment gains (losses):
  Net unrealized investment gains
   (losses)............................... $      2,066 $        4,387 $        4,426 Other net investment gains (losses)
  Net unrealized investment gains
   (losses)...............................           11              8            (1) Net investment income
                                           ------------ -------------- --------------
   Net unrealized investment gains
    (losses), before income tax...........        2,077          4,395          4,425
   Income tax (expense) benefit...........        (727)        (1,538)        (1,549)
                                           ------------ -------------- --------------
   Net unrealized investment gains
    (losses), net income tax.............. $      1,350 $        2,857 $        2,876
                                           ============ ============== ==============
Total reclassification, net of income tax. $      1,350 $        2,857 $        2,876
                                           ============ ============== ==============

10. OTHER EXPENSES

  Information on other expenses was as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                  --------------------------------
                                                     2013       2012       2011
                                                  ---------- ---------- ----------
                                                           (IN THOUSANDS)
Commissions...................................... $   11,775 $   11,116 $    9,155
Volume-related costs.............................     26,816     33,524     30,929
Affiliated costs of reinsurance..................     72,517        297     12,073
Capitalization of DAC............................    (2,013)    (1,760)    (2,955)
Amortization of DAC..............................   (21,146)     43,204     31,527
Interest expense on debt and debt issuance costs.      7,714    112,646     83,296
Premium taxes, licenses & fees...................         25          9         34
Professional services............................        468        858         84
Other............................................      5,051      6,947      5,740
                                                  ---------- ---------- ----------
  Total other expenses........................... $  101,207 $  206,841 $  169,883
                                                  ========== ========== ==========

CAPITALIZATION AND AMORTIZATION OF DAC

  See Note 2 for additional information on DAC including impacts of capitalization and amortization.

AFFILIATED EXPENSES

  Commissions, volume-related costs and capitalization and amortization of DAC include the impact of affiliated reinsurance transactions.

  See Notes 4 and 8 for a discussion of affiliated expenses included in the table above.

INTEREST EXPENSE ON DEBT

  See Note 8 for attribution of interest expense by debt issuance.

                       EXETER REASSURANCE COMPANY, LTD.

11. INCOME TAX

  The provision for income tax was as follows:

                                                  YEARS ENDED DECEMBER 31,
                                            ------------------------------------
                                               2013         2012         2011
                                            ---------- -------------- ----------
                                                       (IN THOUSANDS)
Current:
 Federal................................... $(267,685) $    (363,174) $  273,521
 Foreign...................................         50             50         --
                                            ---------- -------------- ----------
                                             (267,635)      (363,124)    273,521
Deferred:
 Federal...................................    631,850    (1,092,375)  (179,444)
                                            ---------- -------------- ----------
Provision for income tax expense (benefit). $  364,215 $  (1,455,499) $   94,077
                                            ========== ============== ==========

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was follows:

                                                 YEARS ENDED DECEMBER 31,
                                            -----------------------------------
                                               2013         2012        2011
                                            ---------- -------------- ---------
                                                      (IN THOUSANDS)
Tax provision at U.S. statutory rate....... $  362,691 $  (1,455,439) $  94,077
Tax effect of:
Other......................................      1,464             --        --
Tax exempt investment income...............         --           (60)        --
Prior year tax.............................         60             --        --
                                            ---------- -------------- ---------
Provision for income tax expense (benefit). $  364,215 $  (1,455,499) $  94,077
                                            ========== ============== =========

  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                       DECEMBER 31,
                                                 -------------------------
                                                     2013         2012
                                                 ------------ ------------
                                                      (IN THOUSANDS)
      Deferred income tax assets:
       Benefit, reinsurance and other reserves.. $    726,167 $  2,752,083
       Investments, including derivatives.......      821,544           --
       Net operating loss.......................       67,235           --
       Tax credits..............................          113           --
       Other....................................           --          753
                                                 ------------ ------------
                                                    1,615,059    2,752,836
                                                 ------------ ------------
      Deferred income tax liabilities:
       Net unrealized investment gains..........        3,176       22,997
       DAC......................................       35,280       33,288
       Investments, including derivatives.......           --      429,480
       Other....................................       47,139           --
                                                 ------------ ------------
                                                       85,595      485,765
                                                 ------------ ------------
      Net deferred income tax asset (liability). $  1,529,464 $  2,267,071
                                                 ============ ============

                       EXETER REASSURANCE COMPANY, LTD.

11. INCOME TAX (CONTINUED)


  Domestic net operating carryforwards of $192,099 thousand at December 31, 2013 will expire beginning in 2028. Tax credit carryforwards of $113 thousand at December 31, 2013 will expire beginning in 2022.

  The lack of a valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset will be realizable. In 2013, management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize gross deferred tax assets. Accordingly, the Company has not recorded a valuation allowance against its gross deferred tax assets. The Company has determined that a valuation allowance against its deferred tax assets is not appropriate as of the year ended December 31, 2012.

  Prior to October 1, 2013, the Company was registered as an exempted company pursuant to the Companies Law of the Cayman Islands. No local income, profits or capital gains taxes are levied in the Cayman Islands at the current time. As a result, no provision for such taxes is recorded by the Company.

  Prior to the re-domestication, the Company made an election to be treated as an U.S. Domestic entity under Internal Revenue Code Section ("Sec.") 953(d). The election under Sec. 953(d) is valid through December 31, 2013. The Company joins with the Holding Company and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provision of the Code. Pursuant to this tax sharing agreement, the amount due from the Holding Company was $196.6 million and $261.7 million at December 31, 2013 and 2012, respectively.

  The Company files income tax returns with the U.S. federal government and is under continuous examination by the Internal Revenue Service. The Company is no longer subject to U.S. federal income tax examinations for years prior to 2003, with the exception of the period October 31, 2000 through December 31, 2000. The IRS audit cycle for the years 2003 through 2006, which began in April 2010, is expected to conclude in 2014. It is not expected to have a material impact on the financial statements. As of December 31, 2013, the Company had no liability for unrecognized tax benefits.

12. CONTINGENCIES AND COMMITMENTS

  There is no pending or threatened litigation, claim or assessment against the Company that would constitute a material loss contingency.

  Various litigation, claims or assessments against the Company may arise in the ordinary course of the Company's business. Liabilities for litigations, claims or assessments are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. The Company regularly reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. Based on information currently known by the Company's management, in its opinion, there are no current legal proceedings, likely to have such an effect. However, it is possible that an adverse outcome in a litigation matter, should such a litigation matter arise in the future, could have a material effect on the Company's net income or cash flows.

                       EXETER REASSURANCE COMPANY, LTD.

13. OTHER RELATED PARTY TRANSACTIONS

  The Company had net payables to affiliates of $593 thousand and $877 thousand at December 31, 2013 and 2012, respectively. These payables exclude affiliated reinsurance balances discussed in Note 4 and affiliated debt balances discussed in Note 8.

  See Note 5 for additional related party transactions.

14. SUBSEQUENT EVENTS

  The Company has evaluated events subsequent to December 31, 2013, and through April 2, 2014, which is the date these financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

MetLife Investors Insurance Company

Financial Statements

As of December 31, 2013 and 2012 and for the Years Ended December 31, 2013, 2012 and 2011 and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

We have audited the accompanying financial statements of MetLife Investors Insurance Company (a wholly-owned subsidiary of MetLife, Inc.) (the "Company"), which comprise the balance sheets as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended
December 31, 2013, and the related notes to the financial statements.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MetLife Investors Insurance Company as of December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in accordance with accounting principles generally accepted in the United States of America.

Other Matter

Results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
March 31, 2014

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                Balance Sheets
                          December 31, 2013 and 2012

                (In millions, except share and per share data)

                                                                                       2013        2012
                                                                                    ----------- -----------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized
   cost: $2,200 and $2,178, respectively).......................................... $     2,250 $     2,320
 Equity securities available-for-sale, at estimated fair value (cost: $46 and $48,
   respectively)...................................................................          45          45
 Mortgage loans (net of valuation allowances of $1 and $2, respectively)...........         286         284
 Policy loans......................................................................          27          27
 Other limited partnership interests...............................................          32          23
 Short-term investments, at estimated fair value...................................          75         139
 Other invested assets.............................................................          68          93
                                                                                    ----------- -----------
   Total investments...............................................................       2,783       2,931
Cash and cash equivalents..........................................................          24          27
Accrued investment income..........................................................          26          28
Premiums, reinsurance and other receivables........................................       1,829       2,485
Deferred policy acquisition costs and value of business acquired...................         291         148
Current income tax recoverable.....................................................           9           9
Other assets.......................................................................         110         115
Separate account assets............................................................      12,033      11,072
                                                                                    ----------- -----------
   Total assets.................................................................... $    17,105 $    16,815
                                                                                    =========== ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................. $       501 $       482
Policyholder account balances......................................................       2,748       3,077
Other policy-related balances......................................................         102         102
Payables for collateral under securities loaned and other transactions.............         266         238
Deferred income tax liability......................................................         192         326
Other liabilities..................................................................          94          78
Separate account liabilities.......................................................      12,033      11,072
                                                                                    ----------- -----------
   Total liabilities...............................................................      15,936      15,375
                                                                                    ----------- -----------
Contingencies, Commitments and Guarantees (Note 11)
Stockholder's Equity
 Common stock, par value $2 per share; 5,000,000 shares authorized;
   2,899,446 shares issued and outstanding.........................................           6           6
 Additional paid-in capital........................................................         636         636
 Retained earnings.................................................................         504         722
 Accumulated other comprehensive income (loss).....................................          23          76
                                                                                    ----------- -----------
   Total stockholder's equity......................................................       1,169       1,440
                                                                                    ----------- -----------
   Total liabilities and stockholder's equity...................................... $    17,105 $    16,815
                                                                                    =========== ===========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Operations
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                     2013      2012     2011
                                                                  ---------- -------- --------
Revenues
Premiums......................................................... $       29 $     11 $      7
Universal life and investment-type product policy fees...........        202      198      204
Net investment income............................................        114      113      114
Fees on ceded reinsurance and other..............................         90       93      104
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities..         --      (2)       --
  Other net investment gains (losses)............................          1      (2)      (5)
                                                                  ---------- -------- --------
   Total net investment gains (losses)...........................          1      (4)      (5)
  Net derivative gains (losses)..................................      (442)      329      326
                                                                  ---------- -------- --------
     Total revenues..............................................        (6)      740      750
                                                                  ---------- -------- --------
Expenses
Policyholder benefits and claims.................................         48      100       59
Interest credited to policyholder account balances...............        113      118      127
Other expenses...................................................       (11)      229      259
                                                                  ---------- -------- --------
     Total expenses..............................................        150      447      445
                                                                  ---------- -------- --------
Income (loss) before provision for income tax....................      (156)      293      305
Provision for income tax expense (benefit).......................       (67)       94       90
                                                                  ---------- -------- --------
Net income (loss)................................................ $     (89) $    199 $    215
                                                                  ========== ======== ========


              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                         2013      2012     2011
                                                                      ---------- -------- --------
Net income (loss).................................................... $     (89) $    199 $    215
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........       (80)       64       23
 Unrealized gains (losses) on derivatives............................        (2)      (1)       --
                                                                      ---------- -------- --------
Other comprehensive income (loss), before income tax.................       (82)       63       23
Income tax (expense) benefit related to items of other comprehensive
  income (loss)......................................................         29     (22)      (8)
                                                                      ---------- -------- --------
Other comprehensive income (loss), net of income tax.................       (53)       41       15
                                                                      ---------- -------- --------
Comprehensive income (loss).......................................... $    (142) $    240 $    230
                                                                      ========== ======== ========



              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      Statements of Stockholder's Equity
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                                                    Accumulated Other
                                                                                      Comprehensive
                                                                                      Income (Loss)
                                                                                  ----------------------
                                                                                     Net
                                                                                  Unrealized
                                                              Additional          Investment Other-Than-     Total
                                                       Common  Paid-in   Retained   Gains     Temporary  Stockholder's
                                                       Stock   Capital   Earnings  (Losses)  Impairments    Equity
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2010..........................     $6       $636   $  326      $  24        $(4)        $  988
Net income (loss).....................................                        215                                  215
Other comprehensive income (loss), net of income tax..                                    16         (1)            15
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2011..........................      6        636      541         40         (5)         1,218
Dividend on common stock..............................                       (18)                                 (18)
Net income (loss).....................................                        199                                  199
Other comprehensive income (loss), net of income tax..                                    39           2            41
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2012..........................      6        636      722         79         (3)         1,440
Dividend on common stock..............................                      (129)                                (129)
Net income (loss).....................................                       (89)                                 (89)
Other comprehensive income (loss), net of income tax..                                  (54)           1          (53)
                                                       ------ ---------- -------- ---------- ----------- -------------
Balance at December 31, 2013..........................     $6       $636   $  504      $  25        $(2)        $1,169
                                                       ====== ========== ======== ========== =========== =============


              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           Statements of Cash Flows
             For the Years Ended December 31, 2013, 2012 and 2011

                                 (In millions)

                                                      2013        2012        2011
                                                   ---------- ------------ ----------
Cash flows from operating activities
Net income (loss)................................. $     (89) $        199 $      215
Adjustments to reconcile net income (loss) to net
 cash provided by (used in) operating activities:
 Depreciation and amortization expenses...........          2            2          2
 Amortization of premiums and accretion of
   discounts associated with investments, net.....          3          (3)        (5)
 (Gains) losses on investments and derivatives,
   net............................................        437        (321)      (329)
 (Income) loss from equity method investments,
   net of dividends or distributions..............        (4)          (1)         --
 Interest credited to policyholder account
   balances.......................................        113          118        127
 Universal life and investment-type product
   policy fees....................................      (202)        (198)      (204)
 Change in accrued investment income..............          2            1        (4)
 Change in premiums, reinsurance and other
   receivables....................................         71           74        (6)
 Change in deferred policy acquisition costs and
   value of business acquired, net................      (135)          130        139
 Change in income tax.............................      (105)           68         91
 Change in other assets...........................        194          193        200
 Change in insurance-related liabilities and
   policy-related balances........................         19           94         34
 Change in other liabilities......................         10         (12)         14
                                                   ---------- ------------ ----------
Net cash provided by operating activities.........        316          344        274
                                                   ---------- ------------ ----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities........................        794          909        696
 Equity securities................................          2            6          5
 Mortgage loans...................................         47           13          3
 Other limited partnership interests..............          1            1          4
Purchases of:
 Fixed maturity securities........................      (808)        (958)      (840)
 Equity securities................................         --         (13)       (13)
 Mortgage loans...................................       (49)         (72)       (98)
 Other limited partnership interests..............        (5)         (15)        (2)
Cash received in connection with freestanding
 derivatives......................................          1            5          1
Cash paid in connection with freestanding
 derivatives......................................       (12)          (1)         --
Issuances of loans to affiliates..................         --           --       (45)
Net change in policy loans........................        (1)          (1)          1
Net change in short-term investments..............         64         (70)       (12)
                                                   ---------- ------------ ----------
Net cash provided by (used in) investing
 activities.......................................         34        (196)      (300)
                                                   ---------- ------------ ----------
Cash flows from financing activities
Policyholder account balances:
 Deposits.........................................        632        1,077        725
 Withdrawals......................................      (882)      (1,155)      (732)
Net change in payables for collateral under
 securities loaned and other transactions.........         28         (87)         46
Dividend on common stock..........................      (129)         (18)         --
Other, net........................................        (2)           18         --
                                                   ---------- ------------ ----------
Net cash provided by (used in) financing
 activities.......................................      (353)        (165)         39
                                                   ---------- ------------ ----------
Change in cash and cash equivalents...............        (3)         (17)         13
Cash and cash equivalents, beginning of year......         27           44         31
                                                   ---------- ------------ ----------
Cash and cash equivalents, end of year............ $       24 $         27 $       44
                                                   ========== ============ ==========
Supplemental disclosures of cash flow information:
Net cash paid (received) for:
 Income tax....................................... $       34 $         27 $      (1)
                                                   ========== ============ ==========

              See accompanying notes to the financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       Notes to the Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

  MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company (the "Company") is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

  The Company markets, administers and insures a broad range of term life, universal life and variable and fixed annuity products to individuals. The Company is licensed to conduct business in 49 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  In the second quarter of 2013, MetLife, Inc. announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged consist of MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI-USA") and MLIIC, each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MICC, which is expected to be renamed and domiciled in Delaware, will be the surviving entity. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

Basis of Presentation

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from estimates.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

    .  such separate accounts are legally recognized;
    . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
    .  investments are directed by the contractholder; and

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

    . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

   The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

 Reclassifications

   Certain amounts in the prior years' financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Financial Statements.

Summary of Significant Accounting Policies

  The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

Accounting Policy                                                                                   Note
--------------------------------------------------------------------------------------------------------
Insurance                                                                                              2
--------------------------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles     3
--------------------------------------------------------------------------------------------------------
Reinsurance                                                                                            4
--------------------------------------------------------------------------------------------------------
Investments                                                                                            5
--------------------------------------------------------------------------------------------------------
Derivatives                                                                                            6
--------------------------------------------------------------------------------------------------------
Fair Value                                                                                             7
--------------------------------------------------------------------------------------------------------
Income Tax                                                                                            10
--------------------------------------------------------------------------------------------------------
Litigation Contingencies                                                                              11

Insurance

  Future Policy Benefit Liabilities and Policyholder Account Balances

    The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation.

    The Company regularly reviews its estimates of liabilities for future policy benefits and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

    Policyholder account balances ("PABs") relate to contract or contract features where the Company has no significant insurance risk.

    The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the portion of guaranteed minimum income benefits ("GMIBs") that require annuitization, and the life-contingent portion of guaranteed minimum withdrawal benefits ("GMWBs").

    Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs") and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policy-Related Balances

    Other policy-related balances include policy and contract claims and unearned revenue liabilities.

    The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

    The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to deferred policy acquisition costs ("DAC") as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenues and Deposits

    Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided to recognize profits over the estimated lives of the insurance policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into earnings in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

    Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related PABs.

    Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

    .  incremental direct costs of contract acquisition, such as commissions;
    . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and
    . other essential direct costs that would not have been incurred had a policy not been acquired or renewed.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

  DAC and VOBA are amortized as follows:

 Products:                              In proportion to the following over
                                        estimated lives of the contracts:
 -----------------------------------------------------------------------------
 .  Fixed and variable universal life   Actual and expected future gross
    contracts                           profits.
 .  Fixed and variable deferred
    annuity contracts

   See Note 3 for additional information on DAC and VOBA amortization.

   The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements to determine the recoverability of the asset.

 Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing the DAC related to the

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

 underlying reinsured contracts. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded premiums, reinsurance and other receivables are established.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in fees on ceded reinsurance and other. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as fees on ceded reinsurance and other or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through fees on ceded reinsurance and other or other expenses, as appropriate.

 Investments

  Net Investment Income and Net Investment Gains (Losses)

    Income on investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses).

  Fixed Maturity and Equity Securities

    The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

    Interest income on fixed maturity securities is recognized when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Prepayment fees are recognized when earned. Dividends on equity securities are recognized when declared.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 5 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
  (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exist, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors is recorded in OCI.

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

  Mortgage Loans

    The Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 5.

    Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

  Policy Loans

    Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

  Other Limited Partnership Interests

    The Company uses the equity method of accounting for investments in equity securities when it has significant influence or at least 20% interest and other limited partnership interests ("investees") when it has

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  more than a minor ownership interest or more than a minor influence over the investee's operations, but does not have a controlling financial interest. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period.

    The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations. The Company recognizes distributions on cost method investments as earned or received. Because of the nature and structure of these cost method investments, they do not meet the characteristics of an equity security in accordance with applicable accounting standards.

    The Company routinely evaluates its equity method and cost method investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

  Short-term Investments

    Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

  Other Invested Assets

    Other invested assets consist principally of the following:

    . Loans to affiliates are stated at unpaid principal balance, adjusted for any unamortized premium or discount.
    . Freestanding derivatives with positive estimated fair values are described in "--Derivatives" below.

  Securities Lending Program

    Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Derivatives

  Freestanding Derivatives

    Freestanding derivatives are carried in the Company's balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

    If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

  Hedge Accounting

    To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability)--in net derivative gains (losses), consistent with the change in fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability)--effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

    The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of operations within interest income or interest expense to match the location of the hedged item.

    In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

    When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

    When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

    In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  Embedded Derivatives

    The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;
   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and
   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

    Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

  Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

 Fair Value

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

 Goodwill

   Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

   For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   In performing the Company's goodwill impairment test, the estimated fair value of the reporting unit is determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. The Company may use additional valuation methodologies when appropriate.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting unit include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for the reporting unit.

   The Company applies significant judgment when determining the estimated fair value of its reporting unit. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods which could adversely affect the Company's results of operations or financial position.

   In 2013, the Company performed its annual goodwill impairment test using the market multiple valuation approach. The analysis results indicated that the fair value of the reporting unit was in excess of its carrying value and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. The Company has no accumulated goodwill impairment as of December 31, 2013. Goodwill was $33 million at both December 31, 2013 and 2012.

 Income Tax

   The Company joined with MetLife and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife has elected the "percentage method" (and 100 percent under such method) of reimbursing companies for tax attributes such as losses. As a result, 100 percent of tax attributes such as losses are reimbursed by MetLife to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes such as losses. Profitable subsidiaries pay to MetLife each year the federal income tax which such profitable subsidiary would have paid that year based upon that year's taxable income. If the Company has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by the Company when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if the Company would not have realized the attributes on a stand-alone basis under a "wait and see" method.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  . future taxable income exclusive of reversing temporary differences and carryforwards;
  .  future reversals of existing taxable temporary differences;
  . taxable income in prior carryback years; and . tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On an annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Other Accounting Policies

  Cash and Cash Equivalents

    The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Computer Software

    Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $15 million and $14 million at December 31, 2013 and 2012, respectively. Accumulated amortization of capitalized software was $8 million and $6 million at December 31, 2013 and 2012, respectively. Related amortization expense was $2 million for each of the years ended December 31, 2013, 2012 and 2011.

  Fees on Ceded Reinsurance and Other

    Fees on ceded reinsurance and other primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements. Such fees are recognized in the period in which services are performed.

Adoption of New Accounting Pronouncements

  Effective July 17, 2013, the Company adopted new guidance regarding derivatives that permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes, in addition to the United States Treasury and London Interbank Offered Rate. Also, this new guidance removes the restriction on using different benchmark rates for similar hedges. The new guidance did not have a material impact on the financial statements upon adoption, but may impact the selection of benchmark interest rates for hedging relationships in the future.

  Effective January 1, 2013, the Company adopted new guidance regarding comprehensive income that requires an entity to provide information about the amounts reclassified out of accumulated OCI ("AOCI") by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. The adoption was prospectively applied and resulted in additional disclosures in Note 8.

  Effective January 1, 2013, the Company adopted new guidance regarding balance sheet offsetting disclosures which requires an entity to disclose information about offsetting and related arrangements for derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

borrowing and lending transactions, to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The adoption was retrospectively applied and resulted in additional disclosures related to derivatives in Note 6.

  On January 1, 2012, the Company adopted new guidance regarding accounting for DAC, which was retrospectively applied. The guidance specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs previously capitalized by the Company will no longer be deferred.

  On January 1, 2012, the Company adopted new guidance regarding comprehensive income, which was retrospectively applied, that provides companies with the option to present the total of comprehensive income, components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements in annual financial statements. The standard eliminates the option to present components of OCI as part of the statement of changes in stockholder's equity. The Company adopted the two-statement approach for annual financial statements.

  Effective January 1, 2012, the Company adopted new guidance regarding fair value measurements that establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. Some of the amendments clarify the Financial Accounting Standards Board's ("FASB") intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The adoption did not have a material impact on the Company's financial statements other than the expanded disclosures in Note 7.

Future Adoption of New Accounting Pronouncements

  In February 2013, the FASB issued new guidance regarding liabilities (Accounting Standards Update 2013-04, Liabilities (Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date), effective retrospectively for fiscal years beginning after December 15, 2013 and interim periods within those years. The amendments require an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of the guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. In addition, the amendments require an entity to disclose the nature and amount of the obligation, as well as other information about the obligation. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance


Insurance Liabilities

  Future policy benefits are measured as follows:

   Product Type:                      Measurement Assumptions:
   -------------------------------------------------------------------------
   Nonparticipating life              Aggregate of the present value of
                                      expected future benefit payments and
                                      related expenses less the present
                                      value of expected future net
                                      premiums. Assumptions as to mortality
                                      and persistency are based upon the
                                      Company's experience when the basis
                                      of the liability is established.
                                      Interest rate assumptions for the
                                      aggregate future policy benefit
                                      liabilities are 5%.
   -------------------------------------------------------------------------
   Traditional fixed annuities after  Present value of expected future
   annuitization                      payments. Interest rate assumptions
                                      used in establishing such liabilities
                                      range from 3% to 8%.
   -------------------------------------------------------------------------

  PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 8%, less expenses, mortality charges and withdrawals.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


Guarantees

  The Company issues variable annuity products with guaranteed minimum benefits. The non-life contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in PABs and are further discussed in Note 6. Guarantees accounted for as insurance liabilities include:

    Guarantee:                                 Measurement Assumptions:
    ------------------------------------------------------------------------
    GMDBs  .  A return of purchase payment  .  Present value of expected
              upon death even if the           death benefits in excess of
              account value is reduced to      the projected account
              zero.                            balance recognizing the
                                               excess ratably over the
                                               accumulation period based on
                                               the present value of total
                                               expected assessments.

           .  An enhanced death benefit     .  Assumptions are consistent
              may be available for an          with those used for
              additional fee.                  amortizing DAC, and are thus
                                               subject to the same
                                               variability and risk.

                                            .  Investment performance and
                                               volatility assumptions are
                                               consistent with the
                                               historical experience of the
                                               appropriate underlying
                                               equity index, such as the
                                               Standard & Poor's Ratings
                                               Services ("S&P") 500 Index.

                                            .  Benefit assumptions are
                                               based on the average
                                               benefits payable over a
                                               range of scenarios.
    ------------------------------------------------------------------------
    GMIBs  .  After a specified period of   .  Present value of expected
              time determined at the time      income benefits in excess of
              of issuance of the variable      the projected account
              annuity contract, a minimum      balance at any future date
              accumulation of purchase         of annuitization and
              payments, even if the            recognizing the excess
              account value is reduced to      ratably over the
              zero, that can be annuitized     accumulation period based on
              to receive a monthly income      present value of total
              stream that is not less than     expected assessments.
              a specified amount.
           .  Certain contracts also        .  Assumptions are consistent
              provide for a guaranteed         with those used for
              lump sum return of purchase      estimating GMDB liabilities.
              premium in lieu of the
              annuitization benefit.

                                            .  Calculation incorporates an
                                               assumption for the
                                               percentage of the potential
                                               annuitizations that may be
                                               elected by the
                                               contractholder.
    ------------------------------------------------------------------------
    GMWBs  .  A return of purchase payment  .  Expected value of the life
              via partial withdrawals,         contingent payments and
              even if the account value is     expected assessments using
              reduced to zero, provided        assumptions consistent with
              that cumulative withdrawals      those used for estimating
              in a contract year do not        the GMDB liabilities.
              exceed a certain limit.

           .  Certain contracts include
              guaranteed withdrawals that
              are life contingent.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


  Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity contracts was as follows:

                                            Annuity Contracts
                                            ----------------
                                             GMDBs    GMIBs    Total
                                            -------  -------- --------
                                                  (In millions)
           Direct
           Balance at January 1, 2011...... $    32  $     88 $    120
           Incurred guaranteed benefits....      17        31       48
           Paid guaranteed benefits........     (7)        --      (7)
                                            -------  -------- --------
           Balance at December 31, 2011....      42       119      161
           Incurred guaranteed benefits....      10        98      108
           Paid guaranteed benefits........     (9)        --      (9)
                                            -------  -------- --------
           Balance at December 31, 2012....      43       217      260
           Incurred guaranteed benefits....      11         1       12
           Paid guaranteed benefits........     (5)        --      (5)
                                            -------  -------- --------
           Balance at December 31, 2013.... $    49  $    218 $    267
                                            =======  ======== ========
           Ceded
           Balance at January 1, 2011...... $    32  $     30 $     62
           Incurred guaranteed benefits....      17        11       28
           Paid guaranteed benefits........     (7)        --      (7)
                                            -------  -------- --------
           Balance at December 31, 2011....      42        41       83
           Incurred guaranteed benefits....      10        34       44
           Paid guaranteed benefits........     (9)        --      (9)
                                            -------  -------- --------
           Balance at December 31, 2012....      43        75      118
           Incurred guaranteed benefits....      11         1       12
           Paid guaranteed benefits........     (5)        --      (5)
                                            -------  -------- --------
           Balance at December 31, 2013.... $    49  $     76 $    125
                                            =======  ======== ========
           Net
           Balance at January 1, 2011...... $    --  $     58 $     58
           Incurred guaranteed benefits....      --        20       20
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2011....      --        78       78
           Incurred guaranteed benefits....      --        64       64
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2012....      --       142      142
           Incurred guaranteed benefits....      --        --       --
           Paid guaranteed benefits........      --        --       --
                                            -------  -------- --------
           Balance at December 31, 2013.... $    --  $    142 $    142
                                            =======  ======== ========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


  Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                       -------------------
                                         2013      2012
                                       --------- ---------
                                          (In millions)
                      Fund Groupings:
                      Balanced........ $   7,255 $   6,507
                      Equity..........     4,086     3,816
                      Bond............       551       588
                      Money Market....        98       118
                                       --------- ---------
                       Total.......... $  11,990 $  11,029
                                       ========= =========

  Based on the type of guarantee, the Company defines net amount at risk as listed below. These amounts include direct business, but exclude offsets from hedging or reinsurance, if any.

 Variable Annuity Guarantees

  In the Event of Death

    Defined as the death benefit less the total contract account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

  At Annuitization

    Defined as the amount (if any) that would be required to be added to the total contract account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

    Information regarding the types of guarantees relating to annuity contracts was as follows at:

                                                                 December 31,
                                           ---------------------------------------------------------
                                                       2013                         2012
                                           ---------------------------- ----------------------------
                                               In the          At           In the          At
                                           Event of Death Annuitization Event of Death Annuitization
                                           -------------- ------------- -------------- -------------
                                                                 (In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total contract account value..............  $    13,348    $     8,712   $    12,309    $     7,963
Separate account value....................  $    12,841    $     8,470   $    11,797    $     7,715
Net amount at risk........................  $       327    $       116   $       594    $       554
Average attained age of contractholders...     67 years       66 years      66 years       65 years

--------

(1)The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

2. Insurance (continued)


Obligations Under Funding Agreements

  MLIIC is a member of the Federal Home Loan Bank ("FHLB") of Des Moines. Holdings of the FHLB of Des Moines common stock, included in equity securities, were as follows at:

                                              December 31,
                                              -------------
                                              2013   2012
                                              -----  -----
                                              (In millions)
                       FHLB of Des Moines.... $  26  $  28

  The Company has also entered into funding agreements with the FHLB of Des Moines. The liability for such funding agreements is included in PABs. Information related to such funding agreements was as follows at:

                                     Liability        Collateral
                                   ------------- ---------------------
                                              December 31,
                                   -----------------------------------
                                    2013   2012     2013       2012
                                   ------ ------ ---------- ----------
                                              (In millions)
         FHLB of Des Moines (1)... $  405 $  405 $  477 (2) $  604 (2)

--------

(1)Represents funding agreements issued to the FHLB of Des Moines in exchange for cash and for which the FHLB of Des Moines has been granted a lien on certain assets, some of which are in the custody of the FHLB of Des Moines, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLB of Des Moines as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Des Moines' recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Des Moines.

(2)Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Separate Accounts

  Separate account assets and liabilities consist of pass-through separate accounts totaling $12.0 billion and $11.1 billion at December 31, 2013 and 2012, respectively, for which the policyholder assumes all investment risk.

  For the years ended December 31, 2013, 2012 and 2011, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles

  See Note 1 for a description of capitalized acquisition costs.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

  The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)

within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

  Information regarding DAC and VOBA was as follows:

                                                                     Years Ended December 31,
                                                                     ------------------------
                                                                      2013     2012    2011
                                                                      ------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................... $   97   $  220  $  352
Capitalizations.....................................................      6       19      34
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses)...    122     (96)    (84)
  Other expenses....................................................   (27)     (38)    (76)
                                                                      ------  ------  ------
   Total amortization...............................................     95    (134)   (160)
                                                                      ------  ------  ------
Unrealized investment gains (losses)................................      8      (8)     (6)
Other (1)...........................................................     38       --      --
                                                                      ------  ------  ------
Balance at December 31,.............................................    244       97     220
                                                                      ------  ------  ------
VOBA
Balance at January 1,...............................................     51       66      79
  Total amortization related to other expenses......................    (6)     (14)    (12)
Unrealized investment gains (losses)................................      2      (1)     (1)
                                                                      ------  ------  ------
Balance at December 31,.............................................     47       51      66
                                                                      ------  ------  ------
Total DAC and VOBA
Balance at December 31,............................................. $  291   $  148  $  286
                                                                      ======  ======  ======

--------

(1)The year ended December 31, 2013 includes $38 million that was reclassified to DAC from premiums, reinsurance and other receivables. The amounts reclassified relate to an affiliated reinsurance agreement accounted for using the deposit method of accounting and represent the DAC amortization on the expense allowances ceded on the agreement from inception. These amounts were previously included in the calculated value of the deposit receivable on this agreement and recorded within premiums, reinsurance and other receivables.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

3. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (continued)


  Information regarding other policy-related intangibles was as follows:

                                             Years Ended December 31,
                                             ------------------------
                                             2013     2012    2011
                                              -----    -----   -----
                                               (In millions)
                 Deferred Sales Inducements
                 Balance at January 1,...... $  65    $  71   $  84
                 Capitalization.............    --        1       3
                 Amortization...............   (2)      (7)    (16)
                                              -----    -----   -----
                 Balance at December 31,.... $  63    $  65   $  71
                                              =====    =====   =====

  The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                     VOBA
                                                 -------------
                                                 (In millions)
                  2014.......................... $          12
                  2015.......................... $          10
                  2016.......................... $           9
                  2017.......................... $           6
                  2018.......................... $           6

4. Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 5.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics.

  The Company currently reinsures 100% of the living and death benefit guarantees issued in connection with its variable annuities to affiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its fixed annuities to an affiliated reinsurer. The value of the embedded

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)

derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its remaining business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2013 and 2012, were not significant.

  The Company had $6 million and $8 million of unsecured unaffiliated ceded reinsurance recoverable balances at December 31, 2013 and 2012, respectively. Of these totals, 100% were with the Company's five largest unaffiliated ceded reinsurers at both December 31, 2013 and 2012.

  The amounts in the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                  Years Ended December 31,
                                                                  -----------------------
                                                                   2013     2012    2011
                                                                  -------  ------- -------
                                                                       (In millions)
Premiums
  Direct premiums................................................ $    30  $    12 $     8
  Reinsurance ceded..............................................     (1)      (1)     (1)
                                                                  -------  ------- -------
   Net premiums.................................................. $    29  $    11 $     7
                                                                  =======  ======= =======
Universal life and investment-type product policy fees
  Direct universal life and investment-type product policy fees.. $   244  $   237 $   240
  Reinsurance ceded..............................................    (42)     (39)    (36)
                                                                  -------  ------- -------
   Net universal life and investment-type product policy fees.... $   202  $   198 $   204
                                                                  =======  ======= =======
Fees on ceded reinsurance and other
  Direct fees on ceded reinsurance and other..................... $    25  $    25 $    26
  Reinsurance ceded..............................................      65       68      78
                                                                  -------  ------- -------
   Net fees on ceded reinsurance and other....................... $    90  $    93 $   104
                                                                  =======  ======= =======
Policyholder benefits and claims
  Direct policyholder benefits and claims........................ $    61  $   144 $    92
  Reinsurance ceded..............................................    (13)     (44)    (33)
                                                                  -------  ------- -------
   Net policyholder benefits and claims.......................... $    48  $   100 $    59
                                                                  =======  ======= =======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  The amounts in the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                         December 31,
                                       -------------------------------------------------
                                                 2013                     2012
                                       ------------------------ ------------------------
                                                        Total                    Total
                                                       Balance                  Balance
                                       Direct  Ceded    Sheet   Direct  Ceded    Sheet
                                       ------ -------- -------- ------ -------- --------
                                                         (In millions)
Assets
Premiums, reinsurance and other
  receivables......................... $   26 $  1,803 $  1,829 $   26 $  2,459 $  2,485
Deferred policy acquisition costs and
  value of business acquired..........    311     (20)      291    207     (59)      148
                                       ------ -------- -------- ------ -------- --------
 Total assets......................... $  337 $  1,783 $  2,120 $  233 $  2,400 $  2,633
                                       ====== ======== ======== ====== ======== ========

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. Deposit assets and deposit liabilities, if any, are the result of affiliated reinsurance transactions. See " Related Party Reinsurance Transactions."

Related Party Reinsurance Transactions

  The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company, General American Life Insurance Company, Exeter and MICC, all of which are related parties.

  Information regarding the significant effects of affiliated reinsurance included in the statements of operations was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2013     2012    2011
                                                        -------  ------- -------
                                                             (In millions)
Premiums
Reinsurance ceded...................................... $    --  $   (1) $    --
Universal life and investment-type product policy fees
Reinsurance ceded...................................... $  (41)  $  (39) $  (35)
Fees on ceded reinsurance and other
Reinsurance ceded...................................... $    65  $    68 $    78
Policyholder benefits and claims
Reinsurance ceded...................................... $  (13)  $  (44) $  (31)

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

4. Reinsurance (continued)


  Information regarding the significant effects of ceded affiliated reinsurance included in the balance sheets was as follows at:

                                                                       December 31,
                                                                     -----------------
                                                                       2013     2012
                                                                     -------- --------
                                                                       (In millions)
Assets
Premiums, reinsurance and other receivables......................... $  1,798 $  2,451
Deferred policy acquisition costs and value of business acquired....     (20)     (59)
                                                                     -------- --------
  Total assets...................................................... $  1,778 $  2,392
                                                                     ======== ========

  The Company ceded risks to affiliates related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $376 million and $959 million at December 31, 2013 and 2012, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($639) million, $190 million and $380 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. The Company had $1.3 billion and $1.4 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2013 and 2012, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.3 billion and $1.4 billion at December 31, 2013 and 2012, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2013 and 2012.

5. Investments

  See Note 7 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

  Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

  The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, asset-backed securities ("ABS") and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS.

                                                December 31, 2013                          December 31, 2012
                                    ------------------------------------------ ------------------------------------------
                                                 Gross Unrealized                           Gross Unrealized
                                     Cost or  ---------------------- Estimated  Cost or  ---------------------- Estimated
                                    Amortized       Temporary  OTTI    Fair    Amortized       Temporary  OTTI    Fair
                                      Cost    Gains  Losses   Losses   Value     Cost    Gains  Losses   Losses   Value
                                    --------- ----- --------- ------ --------- --------- ----- --------- ------ ---------
                                                                        (In millions)
Fixed maturity securities
U.S. corporate.....................  $   825  $ 55    $  8     $ --   $   872   $   913  $  87   $  1     $ --   $   999
U.S. Treasury and agency...........      469     2      14       --       457       391      6     --       --       397
RMBS...............................      312    12       7        5       312       286     21      4        6       297
CMBS...............................      293     8       4       --       297       302     17     --       --       319
Foreign corporate..................      223     9       3       --       229       209     14      1       --       222
ABS................................       51     2      --       --        53        51      4      1       --        54
State and political subdivision....       17     2      --       --        19        17      3     --       --        20
Foreign government.................       10     1      --       --        11         9      3     --       --        12
                                     -------  ----    ----     ----   -------   -------  -----   ----     ----   -------
 Total fixed maturity securities...  $ 2,200  $ 91    $ 36     $  5   $ 2,250   $ 2,178  $ 155   $  7     $  6   $ 2,320
                                     =======  ====    ====     ====   =======   =======  =====   ====     ====   =======
Equity securities
Common stock.......................  $    26  $ --    $ --     $ --   $    26   $    28  $  --   $ --     $ --   $    28
Non-redeemable preferred stock.....       20    --       1       --        19        20     --      3       --        17
                                     -------  ----    ----     ----   -------   -------  -----   ----     ----   -------
 Total equity securities...........  $    46  $ --    $  1     $ --   $    45   $    48  $  --   $  3     $ --   $    45
                                     =======  ====    ====     ====   =======   =======  =====   ====     ====   =======

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million with unrealized gains (losses) of less than $1 million at both December 31, 2013 and 2012.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

   Amortization of premium and accretion of discount on structured securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at:

                                                            December 31,
                                              -----------------------------------------
                                                      2013                 2012
                                              -------------------- --------------------
                                              Amortized Estimated  Amortized Estimated
                                                Cost    Fair Value   Cost    Fair Value
                                              --------- ---------- --------- ----------
                                                            (In millions)
Due in one year or less...................... $    240   $    242  $    306   $    308
Due after one year through five years........      487        512       446        476
Due after five years through ten years.......      566        595       588        657
Due after ten years..........................      251        239       199        209
                                              --------   --------  --------   --------
  Subtotal...................................    1,544      1,588     1,539      1,650
Structured securities (RMBS, CMBS and ABS)...      656        662       639        670
                                              --------   --------  --------   --------
  Total fixed maturity securities............ $  2,200   $  2,250  $  2,178   $  2,320
                                              ========   ========  ========   ========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately, as they are not due at a single maturity.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position.

                                              December 31, 2013                         December 31, 2012
                                  ----------------------------------------- -----------------------------------------
                                                       Equal to or Greater                       Equal to or Greater
                                  Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  -------------------- -------------------- -------------------- --------------------
                                  Estimated   Gross    Estimated   Gross    Estimated   Gross    Estimated   Gross
                                    Fair    Unrealized   Fair    Unrealized   Fair    Unrealized   Fair    Unrealized
                                    Value     Losses     Value     Losses     Value     Losses     Value     Losses
                                  --------- ---------- --------- ---------- --------- ---------- --------- ----------
                                                      (In millions, except number of securities)
Fixed maturity securities
U.S. corporate...................  $   84     $   7      $  13     $   1      $  20      $  1      $   9     $  --
U.S. Treasury and agency.........     169        14         --        --         60        --         --        --
RMBS.............................      84         4         34         8         --        --         49        10
CMBS.............................      73         4         --        --          4        --         15        --
Foreign corporate................      27         2          7         1          2        --          7         1
ABS..............................       7        --          5        --         --        --          5         1
Foreign government...............       1        --          1        --          1        --         --        --
                                   ------     -----      -----     -----      -----      ----      -----     -----
Total fixed maturity securities..  $  445     $  31      $  60     $  10      $  87      $  1      $  85     $  12
                                   ======     =====      =====     =====      =====      ====      =====     =====
Equity securities
Non-redeemable preferred
 stock...........................  $   --     $  --      $  18     $   1      $  --      $ --      $  17     $   3
                                   ------     -----      -----     -----      -----      ----      -----     -----
Total number of securities in an
 unrealized loss position........      87                   18                   18                   22
                                   ======                =====                =====                =====

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
  (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

   . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

   . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

   . Additional considerations are made when assessing the unique features that apply to certain structured securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

   . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

    With respect to securities that have attributes of debt and equity (perpetual hybrid securities), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

  Current Period Evaluation

    Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired at December 31, 2013. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), and changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

    Gross unrealized losses on fixed maturity securities increased $28 million during the year ended December 31, 2013 from $13 million to $41 million. The increase in gross unrealized losses for the year ended December 31, 2013, was primarily attributable to an increase in interest rates, partially offset by narrowing credit spreads.

    At December 31, 2013, $5 million of the total $41 million of gross unrealized losses were from one below investment grade fixed maturity security with an unrealized loss position of 20% or more of amortized cost for six months or greater. Unrealized losses on the below investment grade fixed maturity security are related to non-agency RMBS (alternative residential mortgage loans) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. Management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Equity Securities

    Gross unrealized losses on equity securities decreased $2 million during the year ended December 31, 2013 from $3 million to $1 million. None of the $1 million of gross unrealized losses were from equity securities with gross unrealized losses of 20% or more of cost for 12 months or greater.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

  Mortgage loans are summarized as follows at:

                                                  December 31,
                                 ---------------------------------------------
                                           2013                   2012
                                 -----------------------  --------------------
                                   Carrying                 Carrying     % of
                                     Value     % of Total     Value      Total
                                 ------------- ---------- ------------- ------
                                 (In millions)            (In millions)
Mortgage loans:
  Commercial....................    $  246        86.0 %     $  238      83.8 %
  Agricultural..................        41         14.3          48       16.9
                                    ------       ------      ------     ------
   Subtotal (1).................       287        100.3         286      100.7
  Valuation allowances..........       (1)        (0.3)         (2)      (0.7)
                                    ------       ------      ------     ------
   Total mortgage loans, net....    $  286       100.0 %     $  284     100.0 %
                                    ======       ======      ======     ======

--------

(1)The Company did not purchase any mortgage loans during the year ended December 31, 2013. In 2012, the Company purchased $48 million of mortgage loans, of which $38 million were purchased at estimated fair value from an affiliate, MetLife Bank, National Association.

 Mortgage Loans and Valuation Allowance by Portfolio Segment

   All commercial and agricultural mortgage loans held at both December 31, 2013 and 2012 were evaluated collectively for credit losses. The valuation allowances maintained at both December 31, 2013 and 2012 were primarily for the commercial mortgage loan portfolio segment and were for non-specifically identified credit losses. The valuation allowance for agricultural mortgage loans was less than $1 million at both December 31, 2013 and 2012.

 Valuation Allowance Rollforward by Portfolio Segment

   The changes in the valuation allowance, by portfolio segment, were as follows:

                                         Commercial Agricultural Total
                                         ---------- ------------ ------
                                                 (In millions)
        Balance at January 1, 2011......   $    1     $    --    $    1
        Provision (release).............        1          --         1
                                           ------     -------    ------
        Balance at December 31, 2011....        2          --         2
        Provision (release).............       --          --        --
                                           ------     -------    ------
        Balance at December 31, 2012....        2          --         2
        Provision (release).............      (1)          --       (1)
                                           ------     -------    ------
        Balance at December 31, 2013....   $    1     $    --    $    1
                                           ======     =======    ======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for both loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

  Commercial and Agricultural Mortgage Loan Portfolio Segments

    The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

    All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


    For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

    For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

 Credit Quality of Commercial Mortgage Loans

   The credit quality of commercial mortgage loans, were as follows:

                                   Recorded Investment
                       -------------------------------------------
                       Debt Service Coverage Ratios
                       -----------------------------         % of     Estimated    % of
                       > 1.20x 1.00x - 1.20x < 1.00x Total   Total   Fair Value    Total
                       ------- ------------- ------- ------ ------  ------------- ------
                                  (In millions)                     (In millions)
December 31, 2013:
Loan-to-value ratios:
Less than 65%......... $  193      $   9      $  15  $  217  88.2 %    $  228      88.4 %
65% to 75%............     19         --         10      29   11.8         30       11.6
                       ------      -----      -----  ------ ------     ------     ------
 Total................ $  212      $   9      $  25  $  246 100.0 %    $  258     100.0 %
                       ======      =====      =====  ====== ======     ======     ======
December 31, 2012:
Loan-to-value ratios:
Less than 65%......... $  194      $  10      $   9  $  213  89.5 %    $  231      90.2 %
65% to 75%............     15         --         10      25   10.5         25        9.8
                       ------      -----      -----  ------ ------     ------     ------
 Total................ $  209      $  10      $  19  $  238 100.0 %    $  256     100.0 %
                       ======      =====      =====  ====== ======     ======     ======

 Credit Quality of Agricultural Mortgage Loans

   All of the agricultural mortgage loans held at both December 31, 2013 and 2012 had loan-to-value ratios of less than 65%.

 Past Due, Interest Accrual Status and Impaired Mortgage Loans

  The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2013 and 2012. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no impaired mortgage loans, no mortgage loans past due and no mortgage loans in non-accrual status at both December 31, 2013 and 2012. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2013, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company may grant concessions related to borrowers experiencing financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded with the restructuring. Through the continuous monitoring process, a specific valuation allowance may have been recorded prior to the quarter when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   There were no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2013 and 2012.

Other Invested Assets

  Other invested assets is comprised of loans to affiliates (see " -- Related Party Investment Transactions") and freestanding derivatives with positive estimated fair values (see Note 6).

Cash Equivalents

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $17 million and $23 million at December 31, 2013 and 2012, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Net Unrealized Investment Gains (Losses)

  The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                   Years Ended December 31,
                                                                                   ------------------------
                                                                                   2013     2012    2011
                                                                                    -----   ------   -----
                                                                                     (In millions)
Fixed maturity securities......................................................... $  55   $  148   $  88
Fixed maturity securities with noncredit OTTI losses in AOCI......................   (5)      (6)    (10)
                                                                                    -----   ------   -----
 Total fixed maturity securities..................................................    50      142      78
Equity securities.................................................................   (1)      (3)     (5)
Derivatives.......................................................................   (1)        1       2
Short-term investments............................................................   (1)      (1)     (1)
                                                                                    -----   ------   -----
 Subtotal.........................................................................    47      139      74
                                                                                    -----   ------   -----
Amounts allocated from:
 Insurance liability loss recognition.............................................    --       --     (7)
 DAC and VOBA related to noncredit OTTI losses recognized in AOCI.................     1        1       1
 DAC and VOBA.....................................................................  (14)     (24)    (15)
                                                                                    -----   ------   -----
   Subtotal.......................................................................  (13)     (23)    (21)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
  in AOCI.........................................................................     2        2       4
Deferred income tax benefit (expense).............................................  (13)     (42)    (22)
                                                                                    -----   ------   -----
Net unrealized investment gains (losses).......................................... $  23   $   76   $  35
                                                                                    =====   ======   =====

  The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                        Years Ended December 31,
                                                        ------------------------
                                                           2013         2012
                                                         ----------  ----------
                                                            (In millions)
   Balance at January 1,............................... $      (6)   $     (10)
   Securities sold with previous noncredit OTTI loss...          1            3
   Subsequent changes in estimated fair value..........         --            1
                                                         ----------  ----------
   Balance at December 31,............................. $      (5)   $      (6)
                                                         ==========  ==========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


  The changes in net unrealized investment gains (losses) were as follows:

                                                                                 Years Ended December 31,
                                                                                 ------------------------
                                                                                  2013     2012    2011
                                                                                 -------  -------  -----
                                                                                     (In millions)
Balance at January 1,........................................................... $    76  $    35  $  20
Fixed maturity securities on which noncredit OTTI losses have been recognized...       1        4    (2)
Unrealized investment gains (losses) during the year............................    (93)       61     39
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition...................................      --        7    (7)
  DAC and VOBA..................................................................      10      (9)    (7)
  Deferred income tax benefit (expense) related to noncredit OTTI losses
   recognized in AOCI...........................................................      --      (2)      1
  Deferred income tax benefit (expense).........................................      29     (20)    (9)
                                                                                 -------  -------  -----
Balance at December 31,......................................................... $    23  $    76  $  35
                                                                                 =======  =======  =====
Change in net unrealized investment gains (losses).............................. $  (53)  $    41  $  15
                                                                                 =======  =======  =====

Concentrations of Credit Risk

  There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2013 and 2012.

Securities Lending

  Elements of the securities lending program are presented below at:

                                                             December 31,
                                                             -------------
                                                              2013   2012
                                                             ------ ------
                                                             (In millions)
     Securities on loan: (1)
       Amortized cost....................................... $  249 $  185
       Estimated fair value................................. $  241 $  191
     Cash collateral on deposit from counterparties (2)..... $  249 $  196
     Reinvestment portfolio -- estimated fair value......... $  247 $  196

-------------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Invested Assets on Deposit and Pledged as Collateral

    Invested assets on deposit and pledged as collateral are presented below at estimated fair value for fixed maturity securities at:

                                                                December 31,
                                                               ---------------
                                                                2013    2012
                                                               ------- -------
                                                                (In millions)
  Invested assets on deposit (regulatory deposits)............ $     7 $     4
  Invested assets pledged as collateral (1)...................     505     620
                                                               ------- -------
   Total invested assets on deposit and pledged as collateral. $   512 $   624
                                                               ======= =======

--------

(1)The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 2) and derivative transactions (see Note 6).

    See "-- Securities Lending" for securities on loan.

Variable Interest Entities

  The Company has invested in certain structured transactions that are VIEs. In certain instances, the Company may hold both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, it would be deemed the primary beneficiary or consolidator of the entity.

  The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements.

 Consolidated VIEs

   There were no VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2013 and 2012.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Unconsolidated VIEs

   The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                                      December 31,
                                                        -----------------------------------------
                                                                2013                 2012
                                                        -------------------- --------------------
                                                                   Maximum              Maximum
                                                        Carrying  Exposure   Carrying  Exposure
                                                         Amount  to Loss (1)  Amount  to Loss (1)
                                                        -------- ----------- -------- -----------
                                                                      (In millions)
Fixed maturity securities AFS:
  Structured securities (RMBS, CMBS, and ABS) (2)......  $  662    $  662     $  670    $  670
  U.S. and foreign corporate...........................      21        21         23        23
Other limited partnership interests....................      19        20         14        15
Equity securities AFS:
  Non-redeemable preferred stock.......................      18        18         17        17
                                                         ------    ------     ------    ------
  Total................................................  $  720    $  721     $  724    $  725
                                                         ======    ======     ======    ======

--------

(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 11, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2013, 2012 and 2011.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


Net Investment Income

  The components of net investment income were as follows:

                                                         Years Ended December 31,
                                                         ------------------------
                                                          2013     2012    2011
                                                          ------  ------  ------
                                                            (In millions)
   Investment income:
     Fixed maturity securities.......................... $   94   $   98  $  104
     Equity securities..................................      1        1       2
     Mortgage loans.....................................     16       15      10
     Policy loans.......................................      2        2       2
     Other limited partnership interests................      4        1      --
     Cash, cash equivalents and short-term investments..      1       --      --
                                                          ------  ------  ------
      Subtotal..........................................    118      117     118
     Less: Investment expenses..........................      4        4       4
                                                          ------  ------  ------
          Net investment income......................... $  114   $  113  $  114
                                                          ======  ======  ======

    See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

  The components of net investment gains (losses) were as follows:

                                                                             Years Ended December 31,
                                                                             ------------------------
                                                                             2013     2012     2011
                                                                              -----   ------  ------
                                                                                (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by industry:
   U.S. and foreign corporate securities -- by industry:
     Finance................................................................ $  --   $  (1)   $   --
     Utility................................................................    --      (1)       --
                                                                              -----   ------  ------
       Total U.S. and foreign corporate securities..........................    --      (2)       --
                                                                              -----   ------  ------
  OTTI losses on fixed maturity securities recognized in earnings...........    --      (2)       --
  Fixed maturity securities -- net gains (losses) on sales and disposals....     1      (2)      (5)
                                                                              -----   ------  ------
   Total gains (losses) on fixed maturity securities........................     1      (4)      (5)
                                                                              -----   ------  ------
       Total net investment gains (losses).................................. $   1   $  (4)   $  (5)
                                                                              =====   ======  ======

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

   Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) are as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                      Years Ended December 31,
                                     ----------------------------------------------------------------
                                      2013     2012     2011   2013  2012  2011   2013   2012   2011
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
                                     Fixed Maturity Securities Equity Securities        Total
                                     ------------------------- ----------------- --------------------
                                                            (In millions)
Proceeds............................ $  417   $  576   $  318  $  -- $   1 $   5 $  417 $  577 $  323
                                      ======   ======  ======  ===== ===== ===== ====== ====== ======
Gross investment gains.............. $    3   $    2   $    3  $  -- $  -- $  -- $    3 $    2 $    3
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
Gross investment losses.............    (2)      (4)      (8)     --    --    --    (2)    (4)    (8)
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
Total OTTI losses:
  Credit-related....................     --      (1)       --     --    --    --     --    (1)     --
  Other (1).........................     --      (1)       --     --    --    --     --    (1)     --
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
   Total OTTI losses................     --      (2)       --     --    --    --     --    (2)     --
                                      ------   ------  ------  ----- ----- ----- ------ ------ ------
    Net investment gains (losses)... $    1   $  (4)   $  (5)  $  -- $  -- $  -- $    1 $  (4) $  (5)
                                      ======   ======  ======  ===== ===== ===== ====== ====== ======

--------

(1)Other OTTI losses recognized in earnings include impairments on fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

 Credit Loss Rollforward

   The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                 Years Ended December 31,
                                                                 ------------------------
                                                                    2013         2012
                                                                  ----------  ----------
                                                                     (In millions)
Balance at January 1,........................................... $        2   $        3
Reductions:
 Sales (maturities, pay downs or prepayments) during the period
   of securities previously impaired as credit loss OTTI........         --          (1)
                                                                  ----------  ----------
Balance at December 31,......................................... $        2   $        2
                                                                  ==========  ==========

 Related Party Investment Transactions

   The Company has an affiliated loan outstanding, which is included in other invested assets, totaling $45 million at both years ended December 31, 2013 and 2012. At December 31, 2011, the loan was outstanding with Exeter, an affiliate. During 2012, MetLife assumed this affiliated debt from Exeter. The loan is due on July 15, 2021, and bears interest, payable semi-annually, at 5.64%. Net investment income from this loan was $3 million, $3 million and $1 million for the years ended December 31, 2013, 2012 and 2011, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

5. Investments (continued)


   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $3 million for each of the years ended December 31, 2013, 2012 and 2011.

6. Derivatives

Accounting for Derivatives

  See Note 1 for a description of the Company's accounting policies for derivatives and Note 7 for information about the fair value hierarchy for derivatives.

Derivative Strategies

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash market.

 Interest Rate Derivatives

   The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps and floors.

   Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

   The Company purchases interest rate floors primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level. In certain instances, the Company locks in the economic impact of existing purchased floors by entering into offsetting written floors. The Company utilizes interest rate floors in non-qualifying hedging relationships.

   To a lesser extent, the Company uses interest rate futures in non-qualifying hedging relationships.

 Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

 another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

 Credit Derivatives

   The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, or involuntary restructuring. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in non-qualifying hedging relationships.

   The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. Treasury securities, agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

Primary Risks Managed by Derivatives

  The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                           December 31,
                                                                      -----------------------------------------------------------
                                                                                 2013                          2012
                                                                      ----------------------------- -----------------------------
                                                                               Estimated Fair Value          Estimated Fair Value
                                                                               --------------------          --------------------
                                                                      Notional                      Notional
                                    Primary Underlying Risk Exposure   Amount  Assets  Liabilities   Amount  Assets  Liabilities
                                    --------------------------------  -------- ------  -----------  -------- ------  -----------
                                                                                           (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps............... Interest rate.................... $     10 $  --      $  --     $     12 $  --      $  --
Cash flow hedges:
 Foreign currency swaps............ Foreign currency exchange rate...       30     2          3           27     2          1
                                                                      -------- -----      -----     -------- -----      -----
    Total qualifying hedges......................................           40     2          3           39     2          1
                                                                      -------- -----      -----     -------- -----      -----
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps................ Interest rate....................      741    12         22          741     9          6
Interest rate floors............... Interest rate....................    2,040     9          4        2,040    36         17
Foreign currency swaps............. Foreign currency exchange rate...       37    --          5           23    --          1
Credit default swaps--purchased.... Credit...........................        8    --         --            9    --         --
Credit default swaps--written...... Credit...........................       20    --         --           22    --         --
                                                                      -------- -----      -----     -------- -----      -----
   Total non-designated or non-qualifying derivatives.............       2,846    21         31        2,835    45         24
                                                                      -------- -----      -----     -------- -----      -----
    Total........................................................     $  2,886 $  23      $  34     $  2,874 $  47      $  25
                                                                      ======== =====      =====     ======== =====      =====

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  Based on notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2013 and 2012. The Company's use of derivatives includes
(i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; and (iii) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these non-qualified derivatives, changes in market factors can lead to the recognition of fair value changes in the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

Net Derivative Gains (Losses)

  The components of net derivative gains (losses) were as follows:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2013      2012   2011
                                                 --------   ------ ------
                                                     (In millions)
        Derivatives and hedging gains (losses).. $   (27)   $   26 $   36
        Embedded derivatives....................    (415)      303    290
                                                 --------   ------ ------
          Total net derivative gains (losses)... $  (442)   $  329 $  326
                                                 ========   ====== ======

  The amount the Company recognized in net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2013, 2012 and 2011, was not significant.

  The Company recognized $26 million, $25 million and $14 million of net derivative gains (losses) from settlement payments related to non-qualifying hedges for the years ended December 31, 2013, 2012 and 2011, respectively.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


Non-Qualifying Derivatives and Derivatives for Purposes Other Than Hedging

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                              Net
                                                           Derivative
                                                         Gains (Losses)
                                                         --------------
                                                         (In millions)
        Year Ended December 31, 2013:
          Interest rate derivatives.....................    $  (50)
          Foreign currency exchange rate derivatives....        (4)
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................         --
                                                            -------
           Total........................................    $  (54)
                                                            =======
        Year Ended December 31, 2012:
          Interest rate derivatives.....................    $     2
          Foreign currency exchange rate derivatives....        (1)
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................         --
                                                            -------
           Total........................................    $     1
                                                            =======
        Year Ended December 31, 2011:
          Interest rate derivatives.....................    $    22
          Foreign currency exchange rate derivatives....         --
          Credit derivatives -- purchased...............         --
          Credit derivatives -- written.................          1
                                                            -------
           Total........................................    $    23
                                                            =======

Fair Value Hedges

  The Company designates and accounts for interest rate swaps to convert fixed rate assets to floating rate assets as fair value hedges when they have met the requirements of fair value hedging.

  The amounts recognized in net derivative gains (losses) representing the ineffective portion of all fair value hedges for each of the years ended December 31, 2013, 2012 and 2011 were not significant. Changes in the fair value of the derivatives and the hedged items recognized in net derivative gains (losses) were not significant for each of the years ended December 31, 2013, 2012 and 2011.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the requirements of cash flow hedging.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. When such forecasted transactions are not probable of occurring within two months of the anticipated date, the Company reclassifies certain amounts from AOCI into net derivative gains (losses). For the year ended December 31, 2013 the amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges were not significant. For both the years ended 2012 and 2011, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges.

  There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2013, 2012 and 2011.

  At December 31, 2013 and 2012, the balance in AOCI associated with foreign currency swaps designated and qualifying as cash flow hedges was ($1) million and $1 million, respectively.

  For the years ended December 31, 2013, 2012 and 2011, there was ($2) million, ($1) million and $1 million of gains (losses) deferred in AOCI related to foreign currency swaps, respectively. For both the years ended December 31, 2013 and 2012, the amounts reclassified to net derivative gains (losses) related to foreign currency swaps were not significant. For the year ended December 31, 2011, there were no amounts reclassified to net derivative gains (losses) related to foreign currency swaps. For the years ended December 31, 2013, 2012 and 2011, there were no amounts reclassified to net investment income related to foreign currency swaps.

  For both the years ended December 31, 2013 and 2012, the amounts recognized in net derivative gains (losses) which represented the ineffective portion of all cash flow hedges were not significant. For the year ended December 31, 2011, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges.

  At December 31, 2013, ($1) million of deferred net gains (losses) on derivatives in AOCI was expected to be reclassified to earnings within the next 12 months.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Credit Derivatives

  In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $20 million and $22 million at December 31, 2013 and 2012, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At both December 31, 2013 and 2012, the amounts the Company would have received to terminate all of these contracts was not significant.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                December 31,
                              ---------------------------------------------------------------------------------
                                                2013                                     2012
                              ---------------------------------------- ----------------------------------------
                              Estimated      Maximum                   Estimated      Maximum
                              Fair Value Amount of Future   Weighted   Fair Value Amount of Future   Weighted
Rating Agency Designation of  of Credit   Payments under    Average    of Credit   Payments under    Average
Referenced                     Default    Credit Default    Years to    Default    Credit Default    Years to
Credit Obligations (1)          Swaps       Swaps (2)     Maturity (3)   Swaps       Swaps (2)     Maturity (3)
----------------------------  ---------- ---------------- ------------ ---------- ---------------- ------------
                                     (In millions)                            (In millions)
Aaa/Aa/A
Single name credit default
  swaps (corporate)..........  $     --      $     --          --       $     --      $      2         1.0
Baa
Credit default swaps
  referencing indices........        --            20         5.0             --            20         4.5
                               --------      --------                   --------      --------
 Total.......................  $     --      $     20         5.0       $     --      $     22         4.2
                               ========      ========                   ========      ========

--------

(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Credit Risk on Freestanding Derivatives

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

  The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


  The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis, and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

  See Note 7 for a description of the impact of credit risk on the valuation of derivatives.

  The estimated fair value of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

                                                                           December 31, 2013  December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar           ------------------ ------------------
Arrangement                                                                Assets Liabilities Assets Liabilities
----------------------------------------------------------------           ------ ----------- ------ -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
  OTC-bilateral (1)....................................................... $  25     $  32    $   53    $  27
  OTC-cleared (1).........................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
                                                                           -----     -----    ------    -----
   Total gross estimated fair value of derivatives (1)....................    25        32        53       27
Amounts offset in the balance sheets......................................    --        --        --       --
                                                                           -----     -----    ------    -----
Estimated fair value of derivatives presented in the balance sheets (1)...    25        32        53       27
Gross amounts not offset in the balance sheets:
Gross estimated fair value of derivatives: (2)
  OTC-bilateral...........................................................   (5)       (5)      (10)     (10)
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
Cash collateral: (3)
  OTC-bilateral...........................................................  (17)        --      (42)       --
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
Securities collateral: (4)
  OTC-bilateral...........................................................   (2)      (26)       (1)     (16)
  OTC-cleared.............................................................    --        --        --       --
  Exchange-traded.........................................................    --        --        --       --
                                                                           -----     -----    ------    -----
Net amount after application of master netting agreements and collateral.. $   1     $   1    $   --    $   1
                                                                           =====     =====    ======    =====

--------

(1)At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $2 million and $6 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of ($2) million and $2 million, respectively.

(2)Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)


(3)Cash collateral received is included in cash and cash equivalents, short-term investments, or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables in the balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At both December 31, 2013 and 2012, the Company had not received or paid any excess cash collateral.

(4)Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At both December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $1 million for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company had provided no excess securities collateral for its OTC-bilateral derivatives, and had provided $1 million and $0, respectively, for its OTC- cleared derivatives, which are not included in the table above due to the foregoing limitation. At both December 31, 2013 and 2012, the Company did not pledge any securities collateral for its exchange-traded derivatives.

  The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include financial strength-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength ratings of the Company and/or the credit ratings of the counterparty. In addition, certain of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade financial strength or credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade financial strength or credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

  The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's financial strength rating at the reporting date or if the Company's financial strength rating sustained a downgrade to a level that

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                    Estimated Fair Value of    Fair Value of Incremental Collateral
                                     Collateral Provided:                 Provided Upon:
                                    ----------------------- -------------------------------------------
                                                                                   Downgrade in the
                                                                                 Company's Financial
                                                                                   Strength Rating
                                                                               to a Level that Triggers
                       Estimated                                One Notch           Full Overnight
                     Fair Value of                             Downgrade in      Collateralization or
                     Derivatives in                           the Company's          Termination
                     Net Liability      Fixed Maturity      Financial Strength    of the Derivative
                      Position (1)        Securities              Rating               Position
                     -------------- ----------------------- ------------------ ------------------------
                                                       (In millions)
December 31, 2013...    $    27             $    26              $    --                $    1
December 31, 2012...    $    17             $    16              $    --                $    2

--------

(1)After taking into consideration the existence of netting agreements.

Embedded Derivatives

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

  The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                   December 31,
                                                                  ---------------
                                        Balance Sheet Location      2013    2012
                                       -------------------------- -------- ------
                                                                   (In millions)
Net embedded derivatives within asset
  host contracts:
  Ceded guaranteed minimum benefits... Premiums, reinsurance and
                                       other receivables......... $    376 $  959
Net embedded derivatives within
  liability host contracts:
  Direct guaranteed minimum benefits.. PABs...................... $  (131) $   56

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                 Years Ended December 31,
                                                 ----------------------
                                                   2013      2012   2011
                                                 --------   ------ ------
                                                     (In millions)
        Net derivative gains (losses) (1), (2).. $  (415)   $  303 $  290

--------

(1)The valuation of direct guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were ($6) million, ($26) million and $29 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition,

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

6. Derivatives (continued)

   the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $42 million, $28 million and ($62) million for the years ended December 31, 2013, 2012 and 2011, respectively.

(2)See Note 4 for discussion of affiliated net derivative gains (losses) included in the table above.

7. Fair Value

  When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


Recurring Fair Value Measurements

  The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below.

                                                                           December 31, 2013
                                                               -----------------------------------------
                                                                 Fair Value Hierarchy
                                                               -------------------------


                                                                                         Total Estimated
                                                               Level 1  Level 2  Level 3   Fair Value
                                                               ------- --------- ------- ---------------
                                                                             (In millions)
Assets
Fixed maturity securities:
 U.S. corporate............................................... $   --  $     859 $   13     $     872
 U.S. Treasury and agency.....................................    408         49     --           457
 RMBS.........................................................     --        285     27           312
 CMBS.........................................................     --        297     --           297
 Foreign corporate............................................     --        185     44           229
 ABS..........................................................     --         46      7            53
 State and political subdivision..............................     --         19     --            19
 Foreign government...........................................     --         11     --            11
                                                               ------  --------- ------     ---------
   Total fixed maturity securities............................    408      1,751     91         2,250
                                                               ------  --------- ------     ---------
Equity securities:
 Common stock.................................................     --         26     --            26
 Non-redeemable preferred stock...............................     --         --     19            19
                                                               ------  --------- ------     ---------
   Total equity securities....................................     --         26     19            45
                                                               ------  --------- ------     ---------
Short-term investments........................................     14         61     --            75
 Derivative assets: (1)
   Interest rate..............................................     --         21     --            21
   Foreign currency exchange rate.............................     --          2     --             2
                                                               ------  --------- ------     ---------
    Total derivative assets...................................     --         23     --            23
                                                               ------  --------- ------     ---------
Net embedded derivatives within asset host contracts (2)......     --         --    376           376
Separate account assets (3)...................................     --     12,033     --        12,033
                                                               ------  --------- ------     ---------
    Total assets.............................................. $  422  $  13,894 $  486     $  14,802
                                                               ======  ========= ======     =========
Liabilities
Derivative liabilities: (1)
 Interest rate................................................ $   --  $      26 $   --     $      26
 Foreign currency exchange rate...............................     --          8     --             8
                                                               ------  --------- ------     ---------
   Total derivative liabilities...............................     --         34     --            34
                                                               ------  --------- ------     ---------
Net embedded derivatives within liability host contracts (2)..     --         --  (131)         (131)
                                                               ------  --------- ------     ---------
   Total liabilities.......................................... $   --  $      34 $(131)     $    (97)
                                                               ======  ========= ======     =========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                                                              December 31, 2012
                                                               -----------------------------------------------
                                                                    Fair Value Hierarchy
                                                               -------------------------------
                                                                                               Total Estimated
                                                               Level 1    Level 2    Level 3     Fair Value
                                                               -------- ----------- ---------- ---------------
                                                                                (In millions)
Assets
Fixed maturity securities:
 U.S. corporate............................................... $     -- $       944 $       55   $       999
 U.S. Treasury and agency.....................................      382          15         --           397
 RMBS.........................................................       --         283         14           297
 CMBS.........................................................       --         305         14           319
 Foreign corporate............................................       --         180         42           222
 ABS..........................................................       --          54         --            54
 State and political subdivision..............................       --          20         --            20
 Foreign government...........................................       --          12         --            12
                                                               -------- ----------- ----------   -----------
   Total fixed maturity securities............................      382       1,813        125         2,320
                                                               -------- ----------- ----------   -----------
Equity securities:
 Common stock.................................................       --          28         --            28
 Non-redeemable preferred stock...............................       --          --         17            17
                                                               -------- ----------- ----------   -----------
   Total equity securities....................................       --          28         17            45
                                                               -------- ----------- ----------   -----------
Short-term investments........................................      116          23         --           139
 Derivative assets: (1)
   Interest rate..............................................       --          45         --            45
   Foreign currency exchange rate.............................       --           2         --             2
                                                               -------- ----------- ----------   -----------
    Total derivative assets...................................       --          47         --            47
                                                               -------- ----------- ----------   -----------
Net embedded derivatives within asset host contracts (2)......       --          --        959           959
Separate account assets (3)...................................       --      11,072         --        11,072
                                                               -------- ----------- ----------   -----------
    Total assets.............................................. $    498 $    12,983 $    1,101   $    14,582
                                                               ======== =========== ==========   ===========
Liabilities
Derivative liabilities: (1)
 Interest rate................................................ $     -- $        23 $       --   $        23
 Foreign currency exchange rate...............................       --           2         --             2
                                                               -------- ----------- ----------   -----------
    Total derivative liabilities..............................       --          25         --            25
                                                               -------- ----------- ----------   -----------
Net embedded derivatives within liability host contracts (2)..       --          --         56            56
                                                               -------- ----------- ----------   -----------
    Total liabilities......................................... $     -- $        25 $       56   $        81
                                                               ======== =========== ==========   ===========

--------

(1)Derivative assets are presented within other invested assets in the balance sheets and derivative liabilities are presented within other liabilities in the balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the balance sheets. Net embedded derivatives within liability host contracts are presented within PABs in the balance sheets.

(3)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

  Valuation Controls and Procedures

    On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of MetLife, Inc.'s Board of Directors regarding compliance with fair value accounting standards.

    The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 2% of the total estimated fair value of Level 3 fixed maturity securities.

    The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

  not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

  Securities and Short-term Investments

    When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

    When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  Level 2 Valuation Techniques and Key Inputs:

    This level includes securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 fixed maturity securities and equity securities.

   U.S. corporate and foreign corporate securities

     These securities are principally valued using the market and income approaches. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Privately-placed securities are valued using matrix pricing methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer, and in certain cases, delta spread adjustments to reflect specific credit-related issues.

   U.S. Treasury and agency securities

     These securities are principally valued using the market approach. Valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as a benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using standard market inputs, including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information, including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

   State and political subdivision and foreign government securities

     These securities are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques using standard market observable inputs, including a benchmark U.S. Treasury yield or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

   Common stock

     These securities are principally valued using the market approach. Valuations are based principally on observable inputs, including quoted prices in markets that are not considered active.

  Level 3 Valuation Techniques and Key Inputs:

    In general, securities classified within Level 3 use many of the same valuation techniques and inputs as described previously for Level 2. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates, generally causing these investments to be classified in Level 3.

   U.S. corporate and foreign corporate securities

     These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market approach. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including illiquidity premium, delta spread adjustments to reflect specific credit-related issues, credit spreads; and inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain valuations are based on independent non-binding broker quotations.

   Structured securities comprised of RMBS, CMBS and ABS

     These securities are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques that utilize

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

   inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, including credit spreads. Below investment grade securities and sub-prime RMBS included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2. Certain of these valuations are based on independent non-binding broker quotations.

   Non-redeemable preferred stock

     These securities, including financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing, discounted cash flow methodologies or other similar techniques using inputs such as comparable credit rating and issuance structure. Certain of these securities are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 and independent non-binding broker quotations.

  Separate Account Assets

    Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Separate account assets within the Company's separate accounts consist of mutual funds.

  Level 2 Valuation Techniques and Key Inputs:

    These assets are comprised of certain mutual funds without readily determinable fair values, as prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

 Derivatives

   The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments."

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant inputs that are unobservable generally include references to emerging market currencies and inputs that are outside the observable portion of

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

 the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

   Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

 Freestanding Derivatives

  Level 2 Valuation Techniques and Key Inputs:

    This level includes all types of derivatives utilized by the Company with the exception of exchange traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3. These derivatives are principally valued using the income approach.

   Interest rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and basis curves.

     Option-based. Valuations are based on option pricing models, which utilize significant inputs that may include the swap yield curve, basis curves and interest rate volatility.

   Foreign currency exchange rate

     Non-option-based. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, basis curves, currency spot rates and cross currency basis curves.

 Embedded Derivatives

   Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the balance sheets.

   The fair value of these embedded derivatives, estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk free rates.

   Capital market assumptions, such as risk free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

   The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to the same affiliated reinsurance company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables in the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  Embedded Derivatives Within Asset and Liability Host Contracts

  Level 3 Valuation Techniques and Key Inputs:

   Direct guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

   Reinsurance ceded on certain guaranteed minimum benefits

     These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

 Transfers between Levels

   Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

  Transfers between Levels 1 and 2:

    There were no transfers between Levels 1 and 2 for assets and liabilities measured at estimated fair value and still held at December 31, 2013 and 2012.

  Transfers into or out of Level 3:

    Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

    Transfers into Level 3 for fixed maturity securities were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade) which have resulted in decreased transparency of valuations and an increased use of independent non-binding broker quotations and unobservable inputs, such as illiquidity premiums, delta spread adjustments, or credit spreads.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


    Transfers out of Level 3 for fixed maturity securities resulted primarily from increased transparency of both new issuances that, subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs (such as observable spreads used in pricing securities) or increases in market activity and upgraded credit ratings.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

  The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                             December 31, 2013
                       --------------------- --------------------------  --------------------------
                            Valuation              Significant                             Weighted
                            Techniques          Unobservable Inputs          Range        Average (1)
                       --------------------- --------------------------  -------------    -----------
Fixed maturity securities: (3)
 U.S. corporate and    Matrix pricing        Delta spread
  foreign corporate...                         adjustments (4)            (10)  -     30        6
                                             Illiquidity premium (4)        30  -     30       30
                                             Credit spreads (4)
                       Consensus pricing     Offered quotes (5)
                       -------------------------------------------------------------------------------
RMBS                   Matrix pricing and    Credit spreads (4)
                         discounted cash
                         flow                                               97  -    574      411
                       Market pricing        Quoted prices (5)             100  -    100      100
                       -------------------------------------------------------------------------------
CMBS                   Market pricing        Quoted prices (5)
                       -------------------------------------------------------------------------------
ABS                    Market pricing        Quoted prices (5)              99  -     99       99
                       Consensus pricing     Offered quotes (5)             99  -     99       99
                       -------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      Option pricing        Mortality rates:
  guaranteed             techniques
  minimum
  benefits............
                                                 Ages 0 - 40                 0% -   0.10%
                                                 Ages 41 - 60             0.04% -   0.65%
                                                 Ages 61 - 115            0.26% -    100%
                                             Lapse rates:
                                                 Durations 1 - 10         0.50% -    100%
                                                 Durations 11 -20            3% -    100%
                                                 Durations 21 -116           3% -    100%
                                             Utilization rates              20% -     50%
                                             Withdrawal rates             0.07% -     10%
                                             Long-term equity
                                               volatilities              17.40% -     25%
                                             Nonperformance risk
                                               spread                     0.03% -   0.44%
                       -------------------------------------------------------------------------------

                                                                             December 31, 2012           Impact of
                       --------------------- --------------------------  --------------------------   Increase in Input
                            Valuation              Significant                             Weighted     on Estimated
                            Techniques          Unobservable Inputs          Range        Average (1)  Fair Value (2)
                       --------------------- --------------------------  -------------    ----------- -----------------
Fixed maturity securities: (3)
 U.S. corporate and    Matrix pricing        Delta spread
  foreign corporate...                         adjustments (4)              50  -    100       57        Decrease
                                             Illiquidity premium (4)        30  -     30       30        Decrease
                                             Credit spreads (4)             23  -    421      129        Decrease
                       Consensus pricing     Offered quotes (5)            100  -    102      101        Increase
                       -------------------------------------------------------------------------------------------------
RMBS                   Matrix pricing and    Credit spreads (4)
                         discounted cash
                         flow                                              161  -    657      541      Decrease (6)
                       Market pricing        Quoted prices (5)                                         Increase (6)
                       -------------------------------------------------------------------------------------------------
CMBS                   Market pricing        Quoted prices (5)             100  -    100      100      Increase (6)
                       -------------------------------------------------------------------------------------------------
ABS                    Market pricing        Quoted prices (5)                                         Increase (6)
                       Consensus pricing     Offered quotes (5)                                        Increase (6)
                       -------------------------------------------------------------------------------------------------
Embedded derivatives:
 Direct and ceded      Option pricing        Mortality rates:
  guaranteed             techniques
  minimum
  benefits............
                                                 Ages 0 - 40                 0% -   0.10%              Decrease (7)
                                                 Ages 41 - 60             0.05% -   0.64%              Decrease (7)
                                                 Ages 61 - 115            0.32% -    100%              Decrease (7)
                                             Lapse rates:
                                                 Durations 1 - 10         0.50% -    100%              Decrease (8)
                                                 Durations 11 -20            3% -    100%              Decrease (8)
                                                 Durations 21 -116           3% -    100%              Decrease (8)
                                             Utilization rates              20% -     50%              Increase (9)
                                             Withdrawal rates             0.07% -     10%                      (10)
                                             Long-term equity
                                               volatilities              17.40% -     25%              Increase (11)
                                             Nonperformance risk
                                               spread                     0.10% -   0.67%              Decrease (12)
                       -------------------------------------------------------------------------------------------------

--------

(1)The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


(3)Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)Range and weighted average are presented in basis points.

(5)Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(8)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(9)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(10)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(11)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(12)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


  The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3 use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------------------
                                              Fixed Maturity Securities:       Equity Securities:
                                         ------------------------------------- -----------------
                                                                                          Non-
                                                                                       redeemable                   Net
                                           U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                         Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                         --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                            (In millions)
Year Ended December 31, 2013:
Balance at January 1,...................   $  55   $  14 $  14   $  42   $  -- $  --     $  17       $  --        $  903
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).........      --      --    --      --      --    --        --          --            --
  Net derivative gains (losses).........      --      --    --      --      --    --        --          --         (415)
 OCI....................................      --      --    --       2      --    --         2          --            --
Purchases (3)...........................       4      13    --      10       7    --        --          --            --
Sales (3)...............................    (10)      --    --     (9)      --    --        --          --            --
Issuances (3)...........................      --      --    --      --      --    --        --          --            --
Settlements (3).........................      --      --    --      --      --    --        --          --            19
Transfers into Level 3 (4)..............      --      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)............    (36)      --  (14)     (1)      --    --        --          --            --
                                           -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,.................   $  13   $  27 $  --   $  44   $   7 $  --     $  19       $  --        $  507
                                           =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $(402)

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


                                               Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                         -----------------------------------------------------------------------------------
                                              Fixed Maturity Securities:       Equity Securities:
                                         ------------------------------------- -----------------
                                                                                          Non-
                                                                                       redeemable                   Net
                                           U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                         Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                         --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                            (In millions)
Year Ended December 31, 2012:
Balance at January 1,...................   $  16   $  11 $  --   $   6   $   6 $  19     $  15       $  --        $  580
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)............
  Net investment income.................      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).........      --      --    --      --      --    --        --          --            --
  Net derivative gains (losses).........      --      --    --      --      --    --        --          --           303
 OCI....................................       2       3    --      --      --    --         2          --            --
Purchases (3)...........................      31      --    14      36      --    --        --          --            --
Sales (3)...............................     (2)      --    --      --     (6)    --        --          --            --
Issuances (3)...........................      --      --    --      --      --    --        --          --            --
Settlements (3).........................      --      --    --      --      --    --        --          --            20
Transfers into Level 3 (4)..............      11      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)............     (3)      --    --      --      --  (19)        --          --            --
                                           -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,.................   $  55   $  14 $  14   $  42   $  -- $  --     $  17       $  --        $  903
                                           =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income..................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)..........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $  309

                                             Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                       -----------------------------------------------------------------------------------
                                            Fixed Maturity Securities:       Equity Securities:
                                       ------------------------------------- -----------------
                                                                                        Non-
                                                                                     redeemable                   Net
                                         U.S.                 Foreign        Common  Preferred  Short-term     Embedded
                                       Corporate RMBS  CMBS  Corporate  ABS  Stock     Stock    Investments Derivatives (6)
                                       --------- ----- ----- --------- ----- ------  ---------- ----------- ---------------
                                                                          (In millions)
Year Ended December 31, 2011:
Balance at January 1,.................   $  22   $  11 $  --   $  25   $  19 $  10     $  15       $   9        $  269
Total realized/unrealized gains
 (losses) included in:
 Net income (loss): (1), (2)..........
  Net investment income...............      --      --    --      --      --    --        --          --            --
  Net investment gains (losses).......      --      --    --     (3)      --    --        --          --            --
  Net derivative gains (losses).......      --      --    --      --      --    --        --          --           290
 OCI..................................       1      --    --       2       1    --        --          --            --
Purchases (3).........................       2      --    --       6       5     9        --          --            --
Sales (3).............................     (2)      --    --    (17)     (9)    --        --         (9)            --
Issuances (3).........................      --      --    --      --      --    --        --          --            --
Settlements (3).......................      --      --    --      --      --    --        --          --            21
Transfers into Level 3 (4)............      --      --    --      --      --    --        --          --            --
Transfers out of Level 3 (4)..........     (7)      --    --     (7)    (10)    --        --          --            --
                                         -----   ----- -----   -----   ----- -----     -----       -----        ------
Balance at December 31,...............   $  16   $  11 $  --   $   6   $   6 $  19     $  15       $  --        $  580
                                         =====   ===== =====   =====   ===== =====     =====       =====        ======
Changes in unrealized gains (losses)
 included in net income (loss): (5)
 Net investment income................   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net investment gains (losses)........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $   --
 Net derivative gains (losses)........   $  --   $  -- $  --   $  --   $  -- $  --     $  --       $  --        $  293

--------

(1)Amortization of premium/discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

Fair Value of Financial Instruments Carried at Other Than Fair Value

  The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income and payables for collateral under securities loaned and other transactions. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2 and, to a lesser extent, in Level 1, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the table below are not considered financial instruments subject to this disclosure.

  The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                       December 31, 2013
                                 -------------------------------------------------------------
                                                  Fair Value Hierarchy
                                    -      -----------------------------------
                                 Carrying                                      Total Estimated
                                  Value        Level 1     Level 2     Level 3   Fair Value
                                 --------- ----------- ----------- ----------- ---------------
                                                         (In millions)
Assets
Mortgage loans.................. $     286  $     --     $    --    $     303     $    303
Policy loans.................... $      27  $     --     $     3    $      39     $     42
Other limited partnership
 interests...................... $       1  $     --     $    --    $       1     $      1
Other invested assets........... $      45  $     --     $    50    $      --     $     50
Premiums, reinsurance and other
 receivables.................... $   1,258  $     --     $    --    $   1,359     $  1,359
Other assets.................... $       5  $     --     $     5    $      --     $      5
Liabilities
PABs............................ $   2,293  $     --     $    --    $   2,501     $  2,501
Other liabilities............... $       1  $     --     $     1    $      --     $      1

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)

                                                       December 31, 2012
                                 -------------------------------------------------------------
                                                  Fair Value Hierarchy
                                           -----------------------------------
                                 Carrying                                      Total Estimated
                                  Value        Level 1     Level 2     Level 3   Fair Value
                                 --------- ----------- ----------- ----------- ---------------
                                                         (In millions)
Assets
Mortgage loans.................. $     284  $     --     $    --    $     307     $     307
Policy loans.................... $      27  $     --     $     2    $      46     $      48
Other limited partnership
 interests...................... $       1  $     --     $    --    $       2     $       2
Other invested assets........... $      45  $     --     $    57    $      --     $      57
Premiums, reinsurance and other
 receivables.................... $   1,364  $     --     $    --    $   1,527     $   1,527
Other assets.................... $       6  $     --     $     6    $      --     $       6
Liabilities
PABs............................ $   2,431  $     --     $    --    $   2,788     $   2,788
Other liabilities............... $       3  $     --     $     3    $      --     $       3

  The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

 Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

   Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Other Limited Partnership Interests

   The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

7. Fair Value (continued)


 Other Invested Assets

   These other invested assets are principally comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements.

   Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

 Other Assets

   Other assets are comprised of a receivable for the reimbursable portion of the estimated future guaranty liability that pertains to pre-acquisition business. With the exception of the receivable, other assets are not considered financial instruments subject to disclosure. Accordingly, the amount represents the receivable from an unaffiliated institution for which the estimated fair value was determined by discounting the expected future cash flows using a discount rate that reflects the credit standing of the unaffiliated institution.

 PABs

   These PABs include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are excluded from this caption in the preceding tables as they are separately presented in "-- Recurring Fair Value Measurements."

   The investment contracts primarily include fixed deferred annuities and fixed term payout annuities. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Other Liabilities

   Other liabilities consist of derivative payables and amounts due for securities purchased but not yet settled. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity


Statutory Equity and Income

  Each U.S. insurance company's state of domicile imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("Company Action RBC"). The RBC ratio for the Company was in excess of 1,400% for all periods presented.

  The Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of its state of domicile. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (loss) of the Company, a Missouri domiciled insurer, was $111 million, $132 million and $94 million for the years ended December 31, 2013, 2012 and 2011, respectively. Statutory capital and surplus was $666 million and $704 million at December 31, 2013 and 2012, respectively. All such amounts are derived from the statutory-basis financial statements as filed with the Missouri State Department of Insurance.

Dividend Restrictions

  Under Missouri State Insurance Law, MLIIC is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). MLIIC will be permitted to pay a dividend to MetLife in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as "unassigned funds (surplus)") as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)

whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2013 and 2012, MLIIC paid a dividend to MetLife of $129 million and $18 million, respectively. During the year ended December 31, 2011, MLIIC did not pay a dividend to MetLife. Based on amounts at December 31, 2013, MLIIC could pay a stockholder dividend in 2014 of $99 million without prior regulatory approval of the Missouri Director.

Accumulated Other Comprehensive Income (Loss)

  Information regarding changes in the balances of each component of AOCI, net of income tax, was as follows:

                                                        Unrealized
                                                     Investment Gains     Unrealized
                                                     (Losses), Net of   Gains (Losses)
                                                    Related Offsets (1) on Derivatives  Total
                                                    ------------------- -------------- -------
                                                                  (In millions)
Balance at December 31, 2010.......................       $    19          $     1     $    20
OCI before reclassifications.......................            19               --          19
Income tax expense (benefit).......................           (7)               --         (7)
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            31                1          32
Amounts reclassified from AOCI.....................             4               --           4
Income tax expense (benefit).......................           (1)               --         (1)
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.             3               --           3
                                                          -------          -------     -------
Balance at December 31, 2011.......................            34                1          35
OCI before reclassifications.......................            61              (1)          60
Income tax expense (benefit).......................          (21)               --        (21)
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            74               --          74
Amounts reclassified from AOCI.....................             3               --           3
Income tax expense (benefit).......................           (1)               --         (1)
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.             2               --           2
                                                          -------          -------     -------
Balance at December 31, 2012.......................            76               --          76
OCI before reclassifications.......................          (78)              (2)        (80)
Income tax expense (benefit).......................            27                1          28
                                                          -------          -------     -------
 OCI before reclassifications, net of income tax...            25              (1)          24
Amounts reclassified from AOCI.....................           (2)               --         (2)
Income tax expense (benefit).......................             1               --           1
                                                          -------          -------     -------
 Amounts reclassified from AOCI, net of income tax.           (1)               --         (1)
                                                          -------          -------     -------
Balance at December 31, 2013.......................       $    24          $   (1)     $    23
                                                          =======          =======     =======

--------
(1)See Note 5 for information on offsets to investments related to insurance liabilities and DAC and VOBA.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

8. Equity (continued)


  Information regarding amounts reclassified out of each component of AOCI, was as follows:

                                                                                          Statement of Operations and
AOCI Components                                        Amounts Reclassified from AOCI Comprehensive Income (Loss) Location
----------------------------------------------------   ------------------------------ ------------------------------------
                                                        Years Ended December 31,
                                                       ------------------------------
                                                         2013       2012      2011
                                                        --------  --------  --------
                                                             (In millions)
Net unrealized investment gains (losses):
  Net unrealized investment gains (losses)............ $      1   $    (5)  $    (5)  Other net investment gains (losses)
  Net unrealized investment gains (losses)............        1          2         1  Net investment income
                                                        --------  --------  --------
   Net unrealized investment gains (losses), before
    income tax........................................        2        (3)       (4)
   Income tax (expense) benefit.......................      (1)          1         1
                                                        --------  --------  --------
   Net unrealized investment gains (losses), net of
    income tax........................................ $      1   $    (2)  $    (3)
                                                        ========  ========  ========
Total reclassifications, net of income tax............ $      1   $    (2)  $    (3)
                                                        ========  ========  ========

9. Other Expenses

  Information on other expenses was as follows:

                                                Years Ended December 31,
                                                ------------------------
                                                 2013     2012    2011
                                                -----    -----   -----
                                                  (In millions)
              Compensation..................... $   5    $   9   $  10
              Commissions......................    50       57      68
              Volume-related costs.............    --        3       7
              Capitalization of DAC............   (6)     (19)    (34)
              Amortization of DAC and VOBA.....  (89)      148     172
              Premium taxes, licenses and fees.     3        1       6
              Other............................    26       30      30
                                                 -----    -----   -----
                Total other expenses........... $(11)    $ 229   $ 259
                                                 =====    =====   =====

Capitalization and Amortization of DAC and VOBA

  See Note 3 for additional information on DAC and VOBA including impacts of capitalization and amortization.

Affiliated Expenses

  See Note 12 for discussion of affiliated expenses included in the table above.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax


   The provision for income tax was as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                        2013     2012    2011
                                                       -------  -----   -----
                                                         (In millions)
       Current:
        Federal...................................... $    38   $   8   $  24
       Deferred:
        Federal......................................   (105)      86      66
                                                       -------   -----  -----
          Provision for income tax expense (benefit). $  (67)   $  94   $  90
                                                       =======   =====  =====

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                    Years Ended December 31,
                                                    ------------------------
                                                      2013     2012    2011
                                                     -------  -----   -----
                                                       (In millions)
        Tax provision at U.S. statutory rate....... $  (55)   $ 103   $ 107
        Tax effect of:
         Dividend received deduction...............    (12)    (11)    (13)
         Prior year tax............................     (2)       3     (2)
         Tax credits...............................     (1)     (1)     (2)
         Other, net................................       3      --      --
                                                     -------   -----  -----
        Provision for income tax expense (benefit). $  (67)   $  94   $  90
                                                     =======   =====  =====

   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                          December 31,
                                                        -----------------
                                                          2013     2012
                                                        -------- --------
                                                          (In millions)
      Deferred income tax assets:
       Investments, including derivatives.............. $      9 $     --
       Tax credit carryforwards........................        5       --
       Other, net......................................        2
                                                        -------- --------
         Total deferred income tax assets..............       16       --
      Deferred income tax liabilities:
       Policyholder liabilities and receivables........      110      234
       DAC and VOBA....................................       86       33
       Net unrealized investment gains.................       11       40
       Investments, including derivatives..............       --       18
       Other...........................................        1        1
                                                        -------- --------
         Total deferred income tax liabilities.........      208      326
                                                        -------- --------
           Net deferred income tax asset (liability)... $  (192) $  (326)
                                                        ======== ========

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax (continued)


   Tax credit carryforwards of $5 million at December 31, 2013 will expire beginning in 2021.

   The Company participates in a tax sharing agreement with MetLife, as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates include $18 million and $8 million at December 31, 2013 and 2012, respectively. The amounts due to affiliates include $8 million at December 31, 2011.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state or local income tax examinations in major taxing jurisdictions for years prior to 2006. The IRS audit cycle for the year 2006, which began in April 2010, is expected to conclude in 2014.

   It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                  Year Ended
                                                                               December 31, 2013
                                                                               -----------------
                                                                                 (In millions)
Balance at January 1,.........................................................     $     --
Additions for tax positions of prior years....................................            3
                                                                                   --------
Balance at December 31,.......................................................     $      3
                                                                                   ========
Unrecognized tax benefits that, if recognized would impact the effective rate.     $      3
                                                                                   ========

   There were no unrecognized tax benefits at December 31, 2012 and 2011.

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

   Interest was as follows:

                                                                 Year Ended
                                                              December 31, 2013
                                                              -----------------
                                                                (In millions)
Interest recognized in the statements of operations..........     $      1

                                                              December 31, 2013
                                                              -----------------
                                                                (In millions)
Interest included in other liabilities in the balance sheets.     $      1

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

10. Income Tax (continued)


   There was no interest recognized in the statements of operations for the years ended December 31, 2012 and 2011. There was no interest included in other liabilities in the balance sheets at December 31, 2012.

   The Company had no penalties for the years ended December 31, 2013, 2012 and 2011.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2013 and 2012, the Company recognized an income tax benefit of $14 million and $8 million, respectively, related to the separate account DRD. The 2013 benefit included a benefit of $2 million related to a true-up of the 2012 tax return. The 2012 benefit included an expense of $3 million related to a true-up of the 2011 tax return.

11. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

  Unclaimed Property Inquiries

    In April 2012, MetLife, for itself and on behalf of entities including the Company, reached agreements with representatives of the U.S. jurisdictions that were conducting audits of MetLife and certain of its affiliates for compliance with unclaimed property laws, and with state insurance regulators directly involved in a multistate targeted market conduct examination relating to claim-payment practices and compliance with unclaimed property laws. At least one other jurisdiction is pursuing a market conduct examination. It is possible that other jurisdictions may pursue similar examinations or audits and that such actions may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and/or further changes to the Company's procedures. The Company is not currently able to estimate these additional possible costs.

  Sales Practices Claims

    Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in these matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)


  Summary

    Various litigation, claims and assessments against the Company, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

    It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular annual periods.

 Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments were as follows:

                                                              December 31,
                                                             ---------------
                                                              2013    2012
                                                             ------- -------
                                                              (In millions)
    Other Assets:
     Premium tax offset for future undiscounted assessments. $     1 $     1
     Receivable for reimbursement of paid assessments (1)...       5       6
                                                             ------- -------
                                                             $     6 $     7
                                                             ======= =======
    Other Liabilities:
     Insolvency assessments................................. $     6 $     8
                                                             ======= =======

--------

(1)The Company holds a receivable from the seller of a prior acquisition in accordance with the purchase agreement.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

11. Contingencies, Commitments and Guarantees (continued)


Commitments

 Commitments to Fund Partnership Investments

   The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $7 million and $9 million at December 31, 2013 and 2012, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 Mortgage Loan Commitments

   The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $6 million and $1 million at December 31, 2013 and 2012, respectively.

 Commitments to Fund Private Corporate Bond Investments

   The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $14 million and $13 million at December 31, 2013 and 2012, respectively.

Guarantees

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2013 and 2012.

                      MetLife Investors Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               Notes to the Financial Statements -- (Continued)

12. Related Party Transactions


Service Agreements

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Expenses incurred with affiliates related to these agreements, recorded in other expenses, were $78 million, $53 million and $76 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, were $38 million, $34 million and $32 million for the years ended December 31, 2013, 2012 and 2011, respectively. Revenues received from affiliates related to these agreements, recorded in fees on ceded reinsurance and other, were $25 million, $24 million and $26 million for the years ended December 31, 2013, 2012 and 2011, respectively.

  The Company had net receivables from affiliates, related to the items discussed above, of $4 million and $2 million at December 31, 2013 and 2012, respectively.

  See Notes 4 and 5 for additional information on related party transactions.

13. Subsequent Event

  The Company has evaluated events subsequent to December 31, 2013, through March 31, 2014, which is the date these financial statements were available to be issued, and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                   MetLife Insurance Company of Connecticut
          Unaudited Pro Forma Condensed Combined Financial Statements

In the second quarter of 2013, MetLife, Inc. announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged are MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company ("MLI-USA"), a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MetLife Insurance Company of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving company. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also, effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with an affiliate all existing New York insurance policies and annuity contracts that include a separate account feature. Following the Mergers and subject to certain regulatory approvals, MetLife Insurance Company of Connecticut will likely enter into transactions to transfer to one or more affiliates certain business that is currently reinsured by Exeter. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

The unaudited pro forma condensed combined financial statements and accompanying notes present the impact of the Mergers as a transaction among entities under common control which is more fully described in the notes to the unaudited pro forma condensed combined financial statements. Transactions among entities under common control are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The unaudited pro forma condensed combined financial statements include historical audited amounts as of December 31, 2013 and for the years ended December 31, 2013, 2012 and 2011, for MetLife Insurance Company of Connecticut and its subsidiaries, including MLI-USA (collectively "MICC"), MLIIC and Exeter. The unaudited pro forma condensed combined financial statements give effect to the Mergers as if they had occurred (i) on December 31, 2013 for purposes of the unaudited pro forma condensed combined balance sheet and
(ii) on January 1, 2011 for purposes of the unaudited pro forma condensed combined statements of operations for the years ended December 31, 2013, 2012 and 2011. The historical financial information has been adjusted in the unaudited pro forma condensed combined financial statements to give effect to pro forma events that are directly attributable to the Mergers, factually supportable, and are expected to have a continuing impact on the combined results. It is likely that the actual adjustments reflected in the final accounting, that will consider additional available information, will differ from the pro forma adjustments and it is possible the differences may be material.

The unaudited pro forma condensed combined financial statements should be read in conjunction with the accompanying notes. In addition, the unaudited proforma condensed combined financial statements were derived from and should be read in conjunction with the audited historical consolidated financial statements of MICC included in its Annual Report on Form 10-K for the year ended December 31, 2013, as well as the audited historical balance sheets of MLIIC as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013 together with the notes thereto and balance sheets of Exeter as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013 together with the notes thereto are included as Exhibits 99.1 and 99.2, respectively, to the Current Report on Form 8-K with which this financial information is filed as Exhibit 99.3.

The unaudited pro forma condensed combined financial statements are presented for informational purposes only and are not intended to reflect the results of operations or the financial position of the combined company that would have resulted had the Mergers been effective as of and during the periods presented or the results that may be obtained by the combined company in the future. The unaudited pro forma condensed combined financial statements as of and for the periods presented do not reflect future events that are not directly attributable to the Mergers and that may occur after the Mergers, including, but not limited to, expense efficiencies or revenue enhancements arising from the Mergers or management actions. Future results may vary significantly from the results reflected in the unaudited pro forma condensed combined financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Unaudited Pro Forma Condensed Combined Balance Sheet
                               December 31, 2013

                     (In millions, except per share data)

                                                    Historical
                                          -----------------------------
                                                    MetLife    Exeter
                                                   Investors Reassurance
                                                   Insurance   Company   Reinsurance    Other                Pro Forma
                                            MICC    Company     Ltd.     Adjustments Adjustments    Notes    Combined
                                          -------- --------- ----------- ----------- ----------- ----------- ---------
Assets
Investments:
 Fixed maturity securities
   available-for-sale, at estimated
   fair value............................ $ 45,252  $ 2,250    $ 1,321     $  (695)    $    --      3(c)     $ 48,128
 Equity securities available-for-sale,
   at estimated fair value...............      418       45         --          --          --                    463
 Mortgage loans, net; at estimated fair
   value.................................    7,718      286         --          --          --                  8,004
 Policy loans............................    1,219       27         --          --          --                  1,246
 Real estate and real estate joint
   ventures..............................      754       --         --          --          --                    754
 Other limited partnership interests.....    2,130       32         --          --          --                  2,162
 Short-term investments, principally at
   estimated fair value..................    2,107       75      2,781          (7)         --      3(c)        4,956
 Derivative assets.......................       --       --      2,376          --      (2,376)     4(a)           --
 Funds withheld at interest..............       --       --      2,694          --      (2,694)     4(a)           --
 Other invested assets, principally at                                                            3(a)-(c),
   estimated fair value..................    2,555       68         --      (2,768)      4,570   4(a), 5(a)     4,425
                                          --------  -------    -------     -------     -------               --------
   Total investments.....................   62,153    2,783      9,172      (3,470)       (500)                70,138
Cash and cash equivalents, principally
 at estimated fair value.................      746       24        630        (604)         --    3(a), (c)       796
Accrued investment income................      542       26         94         (29)         (2)  3(c), 5(a)       631
Premiums, reinsurance and other
 receivables.............................   20,609    1,829        646      (3,170)         --    3(a)-(c)     19,914
Deferred policy acquisition costs and
 value of business acquired..............    4,730      291        160         707          --    3(b), (c)     5,888
Current income tax recoverable...........      192        9        197          --          --                    398
Deferred income tax recoverable..........       --       --      1,529          --      (1,529)     4(b)           --
Goodwill.................................      493       --         --          --          33      4(c)          526
Other assets.............................      794      110         --          34         (33)  3(b), 4(c)       905
Separate account assets..................   97,780   12,033         --          --          --                109,813
                                          --------  -------    -------     -------     -------               --------
   Total assets.......................... $188,039  $17,105    $12,428     $(6,532)    $(2,031)              $209,009
                                          ========  =======    =======     =======     =======               ========
Liabilities and Stockholders' Equity
Liabilities
Future policy benefits...................                                                        3(b), (c),
                                          $ 27,991  $   501    $ 2,747     $(1,455)    $    12      4(d)     $ 29,796
Policyholder account balances............   33,453    2,748      2,489      (1,262)         --      3(c)       37,428
Other policy-related balances............                                                        3(b), (c),
                                             3,164      102      2,170      (2,973)          4      4(d)        2,467
Policyholder dividends payable...........       --       --         16          --         (16)     4(d)           --
Payables for collateral under
 securities loaned and other
 transactions............................    6,451      266         --          --         197      4(e)        6,914
Long-term debt...........................    2,251       --        575          --        (500)     5(a)        2,326
Deferred income tax liability............    1,385      192         --         272      (1,529)  3(b), 4(b)       320
Derivative liabilities...................       --       --      2,648          --      (2,648)     4(f)           --
                                                                                                  3(a)-(c),
                                                                                                 4(e), 4(f),
Other liabilities........................    6,776       94        553      (1,560)      2,449      5(a)        8,312
Separate account liabilities.............   97,780   12,033         --          --          --                109,813
                                          --------  -------    -------     -------     -------               --------
   Total liabilities.....................  179,251   15,936     11,198      (6,978)     (2,031)               197,376
                                          --------  -------    -------     -------     -------               --------
Stockholders' Equity
Preferred stock..........................       --       --         --          --          --                     --
Common stock, par value $2.50 per share..       86        6         --          --          --                     92
Additional paid-in capital...............    6,737      636      4,126          --          --                 11,499
Retained earnings (accumulated deficit)..    1,076      504     (2,965)        506          --      3(b)         (879)
Accumulated other comprehensive income
 (loss)..................................      889       23         69         (60)         --      3(c)          921
                                          --------  -------    -------     -------     -------               --------
   Total stockholders' equity............    8,788    1,169      1,230         446          --                 11,633
                                          --------  -------    -------     -------     -------               --------
   Total liabilities and stockholders'
    equity............................... $188,039  $17,105    $12,428     $(6,532)    $(2,031)              $209,009
                                          ========  =======    =======     =======     =======               ========

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

        Unaudited Pro Forma Condensed Combined Statement of Operations
                      For the Year End December 31, 2013

                                 (In millions)

                                               Historical
                                     -----------------------------
                                               MetLife    Exeter
                                              Investors Reassurance
                                              Insurance   Company   Reinsurance    Other                    Pro Forma
                                       MICC    Company     Ltd.     Adjustments Adjustments      Notes      Combined
                                     -------  --------- ----------- ----------- ----------- --------------- ---------
Revenues
Premiums............................ $   606    $  29     $   59       $  (5)      $ --          3(b)        $  689
Universal life and investment-type
 product policy fees................   2,336      202        587        (177)        --        3(b), (c)      2,948
Net investment income...............   2,852      114         35         (16)        (2)      3(c), 5(a)      2,983
Fees on ceded reinsurance and
 other..............................      --       90         --          --        (90)         4(g)            --
Other revenues......................     592       --          2         (74)        90     3(b), (c), 4(g)     610
Net investment gains (losses):
  Other-than-temporary impairments
   on fixed maturity securities.....      (9)      --         --          --         --                          (9)
  Other-than-temporary impairments
   on fixed maturity securities
   transferred to other
   comprehensive income (loss)......     (11)      --         --          --         --                         (11)
  Other net investment gains
   (losses).........................     102        1        (57)         59        (45)      3(c), 5(b)         60
                                     -------    -----     ------       -----       ----                      ------
    Total net investment gains
     (losses).......................      82        1        (57)         59        (45)                         40
  Net derivative gains (losses).....  (1,052)    (442)     1,935         375         --          3(c)           816
                                     -------    -----     ------       -----       ----                      ------
    Total revenues..................   5,416       (6)     2,561         162        (47)                      8,086
                                     -------    -----     ------       -----       ----                      ------
Expenses
Policyholder benefits and claims....   1,707       48      1,380         (44)        27     3(b), (c), 4(h)   3,118
Interest credited to policyholder
 account balances...................   1,037      113         17         (17)        --          3(c)         1,150
Policyholder dividends..............      --       --         27          --        (27)         4(h)            --
Goodwill impairment.................      66       --         --          --         --                          66
Other expenses......................   1,659      (11)       101         215         (2)    3(b)-(d), 5(a)    1,962
                                     -------    -----     ------       -----       ----                      ------
    Total expenses..................   4,469      150      1,525         154         (2)                      6,296
                                     -------    -----     ------       -----       ----                      ------
Income (loss) from continuing
 operations before provision for
 income tax.........................     947     (156)     1,036           8        (45)                      1,790
Provision for income tax expense
 (benefit)..........................     227      (67)       364           3        (16)      3(e), 5(c)        511
                                     -------    -----     ------       -----       ----                      ------
Income from continuing operations,
 net of income tax.................. $   720    $ (89)    $  672       $   5       $(29)                     $1,279
                                     =======    =====     ======       =====       ====                      ======

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

        Unaudited Pro Forma Condensed Combined Statement of Operations
                      For the Year End December 31, 2012

                                 (In millions)

                                            Historical
                                   ----------------------------
                                            MetLife    Exeter
                                           Investors Reassurance
                                           Insurance   Company   Reinsurance    Other                   Pro Forma
                                    MICC    Company     Ltd.     Adjustments Adjustments     Notes      Combined
                                   ------  --------- ----------- ----------- ----------- -------------- ---------
Revenues
Premiums.......................... $1,261    $ 11      $   950     $  (888)     $ --        3(b),(c)     $1,334
Universal life and investment-
  type product policy fees........  2,261     198          548        (183)       --        3(b),(c)      2,824
Net investment income.............  2,952     113           21          (2)      (26)      3(c), 5(a)     3,058
Fees on ceded reinsurance and
  other...........................     --      93           --          --       (93)         4(g)           --
Other revenues....................    511      --           23         (24)       93       3(c), 4(g)       603
Net investment gains (losses):
 Other-than-temporary
   impairments on fixed
   maturity securities............    (52)     (2)          --          --        --                        (54)
 Other-than-temporary
   impairments on fixed
   maturity securities
   transferred to other
   comprehensive income
   (loss).........................      3      --           --          --        --                          3
 Other net investment gains
   (losses).......................    201      (2)          42         (37)       --          3(c)          204
                                   ------    ----      -------     -------      ----                     ------
   Total net investment gains
     (losses).....................    152      (4)          42         (37)       --                        153
 Net derivative gains
   (losses).......................  1,003     329       (3,677)      1,432        --          3(c)         (913)
                                   ------    ----      -------     -------      ----                     ------
   Total revenues.................  8,140     740       (2,093)        298       (26)                     7,059
                                   ------    ----      -------     -------      ----                     ------
Expenses
Policyholder benefits and
  claims..........................  2,389     100        1,812      (1,001)       30     3(b),(c), 4(h)   3,330
Interest credited to policyholder
  account balances................  1,147     118           17         (17)       --          3(c)        1,265
Policyholder dividends............     --      --           30          --       (30)         4(h)           --
Goodwill impairment...............    394      --           --          --        --                        394
Other expenses....................  2,720     229          206        (709)      (26)    3(b)-(d), 5(a)   2,420
                                   ------    ----      -------     -------      ----                     ------
   Total expenses.................  6,650     447        2,065      (1,727)      (26)                     7,409
                                   ------    ----      -------     -------      ----                     ------
Income (loss) from continuing
  operations before provision
  for income tax..................  1,490     293       (4,158)      2,025        --                       (350)
Provision for income tax
  expense (benefit)...............    372      94       (1,455)        709        --       3(e), 5(c)      (280)
                                   ------    ----      -------     -------      ----                     ------
Income (loss) from continuing
  operations, net of income
  tax............................. $1,118    $199      $(2,703)    $ 1,316      $ --                     $  (70)
                                   ======    ====      =======     =======      ====                     ======

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

        Unaudited Pro Forma Condensed Combined Statement of Operations
                      For the Year End December 31, 2011

                                 (In millions)

                                             Historical
                                    ----------------------------
                                             MetLife    Exeter
                                            Investors Reassurance
                                            Insurance   Company   Reinsurance    Other                   Pro Forma
                                     MICC    Company     Ltd.     Adjustments Adjustments     Notes      Combined
                                    ------  --------- ----------- ----------- ----------- -------------- ---------
Revenues
Premiums........................... $1,828    $  7       $ 72        $  (9)      $  --         3(b)       $1,898
Universal life and investment-type
  product policy fees..............  1,956     204        433         (136)         --       3(b),(c)      2,457
Net investment income..............  3,074     114         17            3          (9)     3(c), 5(a)     3,199
Fees on ceded reinsurance and
  other............................     --     104         --           --        (104)        4(g)           --
Other revenues.....................    508      --         44          (55)        104    3(b),(c), 4(g)     601
Net investment gains (losses):
 Other-than-temporary
   impairments on fixed maturity
   securities......................    (42)     --         --           --          --                       (42)
 Other-than-temporary
   impairments on fixed maturity
   securities transferred to other
   comprehensive income
   (loss)..........................     (5)     --         --           --          --                        (5)
 Other net investment gains
   (losses)........................     82      (5)        (1)          --          --                        76
                                    ------    ----       ----        -----       -----                    ------
   Total net investment gains
     (losses)......................     35      (5)        (1)          --          --                        29
 Net derivative gains (losses).....  1,096     326        230         (787)         --         3(c)          865
                                    ------    ----       ----        -----       -----                    ------
   Total revenues..................  8,497     750        795         (984)         (9)                    9,049
                                    ------    ----       ----        -----       -----                    ------
Expenses
Policyholder benefits and claims...  2,660      59        309          (88)         31    3(b),(c), 4(h)   2,971
Interest credited to policyholder
  account balances.................  1,189     127         16          (16)         --         3(c)        1,316
Policyholder dividends.............     --      --         31           --         (31)        4(h)           --
Other expenses.....................  2,981     259        170         (101)         (9)   3(b)-(d), 5(a)   3,300
                                    ------    ----       ----        -----       -----                    ------
   Total expenses..................  6,830     445        526         (205)         (9)                    7,587
                                    ------    ----       ----        -----       -----                    ------
Income (loss) from continuing
  operations before provision for
  income tax.......................  1,667     305        269         (779)         --                     1,462
Provision for income tax expense
  (benefit)........................    493      90         94         (272)         --      3(e), 5(c)       405
                                    ------    ----       ----        -----       -----                    ------
Income (loss) from continuing
  operations, net of income tax.... $1,174    $215       $175        $(507)      $  --                    $1,057
                                    ======    ====       ====        =====       =====                    ======

  See accompanying notes to unaudited pro forma condensed combined financial statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       NOTES TO THE UNAUDITED PRO FORMA
                    CONDENSED COMBINED FINANCIAL STATEMENTS

1. Description of Transaction

In the second quarter of 2013, MetLife, Inc. announced its plans to merge three U.S.-based life insurance companies and an offshore reinsurance subsidiary to create one larger U.S.-based and U.S.-regulated life insurance company (the "Mergers"). The companies to be merged are MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company ("MLI-USA"), a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, and MetLife Investors Insurance Company ("MLIIC"), each a U.S. insurance company that issues variable annuity products in addition to other products, and Exeter Reassurance Company, Ltd. ("Exeter"), a reinsurance company that mainly reinsures guarantees associated with variable annuity products. MetLife Insurance Company of Connecticut, which is expected to be renamed and domiciled in Delaware, will be the surviving company. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also, effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with an affiliate all existing New York insurance policies and annuity contracts that include a separate account feature. Following the Mergers and subject to certain regulatory approvals, MetLife Insurance Company of Connecticut will likely enter into transactions to transfer to one or more affiliates certain business that is currently reinsured by Exeter. The Mergers are expected to occur in the fourth quarter of 2014, subject to regulatory approvals.

2. Basis of Presentation

The Mergers represent a transaction among entities under common control. Transactions among entities under common control are accounted for as if the transaction occurred at the beginning of the earliest date presented and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method. The unaudited pro forma condensed combined financial statements include historical amounts derived from the audited financial statements as of December 31, 2013 and for the years ended December 31, 2013, 2012 and 2011, for MetLife Insurance Company of Connecticut and its subsidiaries, including MLI-USA (collectively "MICC"), MLIIC and Exeter. The unaudited pro forma condensed combined financial statements give effect to the Mergers as if they had occurred (i) on December 31, 2013 for purposes of the unaudited pro forma condensed combined balance sheet and (ii) on January 1, 2011 for purposes of the unaudited pro forma condensed combined statements of operations for the years ended December 31, 2013, 2012 and 2011.

The unaudited pro forma condensed combined financial statements were prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and presented in accordance with the requirements of
Article 11 of Regulation S-X published by the U.S. Securities and Exchange Commission. In accordance with Article 11 of Regulation S-X, discontinued operations have been excluded from the presentation of the unaudited pro forma condensed combined statements of operations.

The historical financial information has been adjusted in the unaudited pro forma condensed combined financial statements to give effect to pro forma events that are directly attributable to the Mergers, factually supportable, and are expected to have a continuing impact on the combined results. The unaudited pro forma condensed combined financial statements exclude the effects of adjustments that rely on highly judgmental estimates including how historical management practices and operating decisions may or may not have changed as a result of the Mergers.

The unaudited pro forma condensed combined financial statements are presented for informational purposes only and are not intended to reflect the results of operations or the financial position of the combined company that

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       NOTES TO THE UNAUDITED PRO FORMA
            CONDENSED COMBINED FINANCIAL STATEMENTS -- (CONTINUED)

would have resulted had the Mergers been effective during the periods presented or the results that may be obtained by the combined company in the future.

These unaudited pro forma condensed combined financial statements should be read in conjunction with the audited historical consolidated financial statements of MICC included in its Annual Report on Form 10-K for the year ended December 31, 2013 as well as the audited historical balance sheets of MLIIC as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013 together with the notes thereto and balance sheets of Exeter as of December 31, 2013 and 2012, and the related statements of operations, comprehensive income (loss), stockholder's equity and cash flows for each of the three years in the period ended December 31, 2013 together with the notes thereto are included as Exhibits 99.1 and 99.2, respectively, to the Current Report on Form 8-K with which this financial information is filed as Exhibit 99.3.

3. Reinsurance Adjustments

In connection with the Mergers, adjustments have been included for new and planned reinsurance agreements, for the recapture of certain reinsurance agreements and to eliminate non-recurring bank fees. The total of the reinsurance adjustments at December 31, 2013 resulted in changes to total assets of ($6,532) million, total liabilities of ($6,978) million, and total stockholders' equity of $446 million and for the years ended December 31, 2013, 2012 and 2011 resulted in changes to total revenues of $162 million, $298 million and ($984) million, respectively, and to total expenses of $154 million, ($1,727) million, and ($205) million, respectively.

    (a)Adjustment to increase total assets and total liabilities by $97 million to record a new reinsurance agreement. Effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with Metropolitan Life Insurance Company, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature. The new reinsurance agreement was entered into in connection with MetLife Insurance Company of Connecticut withdrawing its license to issue insurance policies and annuity contracts in New York.
    (b)Adjustment to eliminate reinsurance transactions among the merging companies. The adjustments at December 31, 2013 include: changes of ($4,045) million to total assets, ($4,551) million to total liabilities and $506 million to retained earnings. The adjustments for the years ended December 31, 2013, 2012 and 2011 include: reductions to total revenue of $73 million, $0 and $12 million, respectively, and changes to other expenses of $208 million, ($690) million and ($61) million, respectively.
    (c)Adjustment to reflect planned reinsurance transactions to transfer to one or more affiliates certain business that is currently reinsured by Exeter. The adjustments at December 31, 2013 include: reductions of $2,584 million to total assets, $2,524 million to total liabilities and $60 million to accumulated other comprehensive income (loss). The adjustments for the years ended December 31, 2013, 2012 and 2011 include: changes to total revenue of $235 million, $298 million and ($972) million, respectively, and reductions to other expenses of $37 million, $1,018 million and $119 million, respectively.
    (d)Adjustment to eliminate from other expenses non-recurring credit facility usage fees for letters of credit, which were held to collateralize assumed liabilities and which were canceled when Exeter re-domesticated to Delaware of $17 million, $19 million and $25 million, for the years ended December 31, 2013, 2012 and 2011, respectively.
    (e)Adjustment for the income tax impact for all reinsurance adjustments at the federal statutory tax rate of 35%.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       NOTES TO THE UNAUDITED PRO FORMA
            CONDENSED COMBINED FINANCIAL STATEMENTS -- (CONTINUED)


4. Reclassification Adjustments

Reclassification adjustments, included in other adjustments, are reflected herein to conform the presentation of Exeter's and MLIIC's financial statements to the presentation of MICC's financial statements.

    (a)Adjustment to reclassify derivative assets of $2,376 million and funds withheld at interest of $2,694 million to other invested assets.
    (b)Adjustment to net deferred income tax recoverable of $1,529 million with deferred income tax liability.
    (c)Adjustment to reclassify goodwill of $33 million from other assets to goodwill.
    (d)Adjustment to reclassify policyholder dividends payable of $12 million and $4 million to future policy benefits and other policy-related balances, respectively.
    (e)Adjustment to reclassify cash collateral on deposit of $197 million from other liabilities to payables for collateral under securities loaned and other transactions.
    (f)Adjustment to reclassify derivative liabilities of $2,648 million to other liabilities.
    (g)Adjustment to reclassify fees on ceded reinsurance and other of $90 million, $93 million and $104 million to other revenues for the years ended December 31, 2013, 2012 and 2011, respectively.
    (h)Adjustment to reclassify policyholder dividends of $27 million, $30 million and $31 million to policyholder benefits and claims for the years ended December 31, 2013, 2012 and 2011, respectively.

5. Other Adjustments

The following other pro forma adjustments have been recorded in the unaudited pro forma condensed combined financial statements.

    (a)Adjustments to eliminate related party debt transactions among the merging entities. The adjustments at December 31, 2013 include: reductions of $2 million to accrued investment income and other liabilities and reductions of $500 million to other invested assets and long-term debt. The adjustments for the year ended December 31, 2013, 2012 and 2011 include: reductions of $2 million, $26 million and $9 million, respectively, to net investment income and other expenses.
    (b)Adjustment to eliminate related party investment gains for the year ended December 31, 2013. The non-recurring gains were recorded in connection with establishing a custodial account when MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York.
    (c)Adjustment for the income tax impact for all other adjustments at the federal statutory tax rate of 35%.

6. Forward Looking Statements

These unaudited pro forma condensed combined financial statements may be deemed to be forward looking statements within the meaning of the safe harbor provisions of the United States Private Securities Litigation Reform Act of 1995. Forward looking statements are identified by words such as "anticipate," "estimate," "expect," "project," "intend," "plan," "believe" and other words and terms of similar meaning, or are tied to future periods, in connection with a discussion of future operating or financial performance. Such statements may include, but are not limited to statements about the benefits of the Mergers, including future financial and operating results, the combined company's plans, objectives, expectations and intentions and other statements that are not historical facts. These forward looking statements are based largely on management's expectations and are subject to a number of risks and uncertainties. Actual results could differ materially from these forward looking statements.

                   MetLife Insurance Company of Connecticut
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       NOTES TO THE UNAUDITED PRO FORMA
            CONDENSED COMBINED FINANCIAL STATEMENTS -- (CONTINUED)


7. Subsequent Event

On February 14, 2014, a subsidiary of MetLife Insurance Company of Connecticut entered into a definitive agreement to sell its wholly-owned subsidiary, MetLife Assurance Limited ("MAL"). Beginning in the first quarter of 2014, MICC will account for and report MAL as discontinued operations. These unaudited pro forma condensed combined financial statements exclude the impact of the MAL disposition as the transaction does not meet the significant subsidiary conditions of Article 11 of Regulation S-X and is not directly attributable to the Mergers. The transaction is expected to close in the second quarter of 2014, subject to regulatory approvals and satisfaction of other closing conditions.

                                     PART C



                               OTHER INFORMATION
-----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)      Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account and the report of Independent Registered Public Accounting Firm thereto are contained in the Separate Account's Annual Report and are included in the Statement of Additional Information. The financial statements of each of the Subaccounts of the Separate Account include:


   (1)   Statements of Assets and Liabilities as of December 31, 2013

   (2)   Statements of Operations for the year ended December 31, 2013

   (3) Statements of Changes in Net Assets for the years ended December 31, 2013 and 2012


   (4)   Notes to Financial Statements

   The consolidated financial statements and financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are included in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:


   (1)   Consolidated Balance Sheets as of December 31, 2013 and 2012

   (2) Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011



   (3) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011

   (4) Consolidated Statements of Stockholders' Equity for the years ended December 31, 2013, 2012 and 2011

   (5) Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011


   (6)   Notes to Consolidated Financial Statements

   (7)   Financial Statement Schedules


(b)      Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)


2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


3(c). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4,
                      2007.)



3(d).                 Master Retail Sales Agreement (MLIDC) (9-2012).
                      (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


3(e). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)


4(b).                 Form of Guaranteed Minimum Withdrawal Rider.
                      (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-101778, filed November 19, 2004.)


4(c). Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(d). Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(e). Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(f). 403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 (12/08)). (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)


4(g).                 401(a)/403(a) Plan Endorsement (L-22492 (5/11)).
                      (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


5(a). Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-101778, filed April 17, 2003.)


5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)



6(b). Amended and Restated By-Laws of MetLife Insurance Company of Connecticut (June 1, 2012). (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)



6(c). Certificate of Amendment, dated February 10, 2006, of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


6(d). Certificate of Correction, dated April 4, 2007, to the Certificate of Amendment of the Charter of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Incorporated herein by reference to Exhibit 6(d) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed on October 31, 2007.)

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


7(a). Form of Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)


7(b). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


7(c). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4,
                      2012.)



7(d). Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company (Treaty #20176). (Filed herewith.)



8(a). Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed October 31,
                      2007.)


8(a)(i). Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(b). Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


8(b)(i). First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(b)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated November 1, 2005 by and among Met
                      Investors Series Trust, MetLife Advisers, LLC, MetLife
                      Investors Distribution Company and MetLife Insurance
                      Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)


8(c). Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(c)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


                      Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


8(c)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated October 1, 2000 between AIM Variable
                      Insurance Funds (Invesco Variable Insurance Funds)
                      ("AVIF"), Invesco Distributors, Inc. and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment
                      No. 21 to MetLife of CT Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File No. 333-101778, filed April 5, 2011.)


8(d). Participation Agreement Among The Alger American Fund, The Travelers Insurance Company and Fred Alger & Company, Inc. effective April 23, 2003. (Incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(d)(i). Amendment dated April 30, 2010 to the Participation Agreement dated April 23, 2003 between The Alger Portfolios, Fred Alger & Company, Incorporated and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


8(e). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(e)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


8(f). Participation Agreement Among The Travelers Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities effective June 8, 2003 and an Amendment to the Participation Agreement (effective December 10, 2004.) (Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(g). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series I, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004 and April 15, 2005.)
                      (Incorporated herein by reference to Exhibit 8(g) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(g)(i). Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series I, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(g)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


8(h). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Asset Management effective June 5, 2003 and Amendments to the Participation Agreement (respectively effective August 1, 2003, December 12, 2003, May 3, 2004, November 1, 2004
                      and December 28, 2004.) (Incorporated herein by reference to Exhibit 8(h) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(h)(i). Amendment dated April 30, 2010 to the Participation Agreement dated June 5, 2003 between DWS Variable Series II, DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc. and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(h)(i) to Post-Effective Amendment No. 21 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2011.)


8(i). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(i)(i). Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(i)(ii).             Participation Agreement Addendum effective May 1, 2011
                      Among Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)



8(i)(iii).            Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form
                      N-4, File No. 333-101778, filed April 3, 2013.)



8(j). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(j)(i). Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(k). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Variable Contracts Trust, Pioneer Investment

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


                      Management, Inc. and Pioneer Fund Distributor, Inc. effective January 1, 2002 and Amendments to the Participation Agreement (respectively effective May 1, 2003 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(m) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(k)(i). Amendment No. 3 dated May 1, 2011 to the Participation Agreement Among MetLife Insurance Company of Connecticut, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Exhibit 8(k)(i) to Post-Effective Amendment No. 22 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 4, 2012.)


8(l). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18,
                      2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(l)(i). Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(m). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. effective March 1, 1998 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 17, 2001, April 3, 2003, October 22, 2004 and September 1, 2005.) (Incorporated herein by reference to Exhibit 8(p) to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(m)(i). Amendment No. 5 dated April 15, 2011 to the Amended and Restated Fund Participation Agreement dated March 23, 1998 among The Travelers Insurance Company, The Travelers Life and Annuity Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (Incorporated herein by reference to Exhibit h 9 i to Post-Effective Amendment No. 18 to MetLife of CT Fund UL III Registration Statement on Form N-6, File No. 333-71349, filed April 5, 2012.)


9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 19 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)


11.                   Not Applicable


12.                   Not Applicable



13.                   Powers of Attorney authorizing Michele H. Abate, Paul G.
                      Cellupica, John E. Connolly, Jr., Myra L. Saul and Marie
                      C. Swift to act as signatory for Eric T. Steigerwalt, Elizabeth M. Forget, Gene L. Lunman, Peter M. Carlson and Stanley J. Talbi (Incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     MetLife Insurance Company of Connecticut
     1300 Hall Boulevard
     Bloomfield, Connecticut 06022-2910



NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH DEPOSITOR
------------------                  ---------------------
Eric T. Steigerwalt                 Director, Chairman of the Board, President and Chief Executive
Gragg Building                      Officer
11225 North Community House Road
Charlotte, NC 28277





Elizabeth M. Forget            Director and Senior Vice President
1095 Avenue of the Americas
New York, NY 10036





Gene L. Lunman                      Director and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Peter M. Carlson               Executive Vice President and Chief Accounting Officer
1095 Avenue of the Americas
New York, NY 10036




Steven J. Goulart        Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962




Ricardo A. Anzaldua            General Counsel
1095 Avenue of the Americas
New York, NY 10036





Stanley J. Talbi               Executive Vice President and Chief Financial Officer
1095 Avenue of the Americas
New York, NY 10036




Robin Lenna            Executive Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Marlene B. Debel               Senior Vice President and Treasurer
1095 Avenue of the Americas
New York, NY 10036





Stewart M. Ashkenazy           Vice President and Senior Actuary, and Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036




Roberto Baron                  Senior Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036

Steven J. Brash        Senior Vice President
227 Park Avenue
46th Floor
New York, NY 10172





Adam M. Hodes                  Senior Vice President
1095 Avenue of the Americas
New York, NY 10036




S. Peter Headley             Vice President and Assistant Secretary
10801 Mastin Boulevard
Suite 930
Overland Parks, KS 66210



Andrew Kaniuk             Vice President and Senior Actuary
501 Route 22
Bridgewater, NJ 08807




Lisa S. Kuklinski              Vice President and Senior Actuary
1095 Avenue of the Americas
New York, NY 10036





Christopher A. Kremer          Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Jonathan L. Rosenthal     Senior Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962



Andrew T. Aoyama       Vice President
200 Park Avenue
12th Floor
New York, NY 10166



Mark J. Davis             Vice President
501 Route 22
Bridgewater, NJ 08807



Lynn A. Dumais            Vice President
18210 Crane Nest Drive
Tampa, FL 33647



Geoffrey A. Fradkin       Vice President
501 Route 22
Bridgewater, NJ 08807



Judith A. Gulotta        Vice President
10 Park Avenue
Morristown, NJ 07962



John J. Iwanicki          Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson        Vice President
One Financial Center
Boston, MA 02111




Derrick L. Kelson      Vice President
1200 Abernathy Road
Suite 1400
Atlanta, GA 30328



James W. Koeger            Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128



Daniel A. O'Neill            Vice President
10801 Mastin Boulevard
Suite 930
Overland Parks, KS 66210




Mark S. Reilly           Vice President and Illustration Actuary
1300 Hall Boulevard
Bloomfield, CT 06002




Thomas J. Schuster     Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Steven G. Sorrentino      Vice President and Actuary, and Appointed Actuary
501 Route 22
Bridgewater, NJ 08807





Robert L. Staffier, Jr.        Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101





Henry K. Sulikowski, Jr.     Vice President and Actuary
18210 Crane Nest Drive
Tampa, FL 33647





Nan D. Tecotzky        Vice President
200 Park Avenue
12th Floor
New York, NY 10166




Mark H. Wilsmann         Vice President
10 Park Avenue
Morristown, NJ 07962




Jacob M. Jenkelowitz           Secretary
1095 Avenue of the Americas
New York, NY 10036

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2013

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2013. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by ITAS.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    MetLife Investors Insurance Company (MO)

J.    First MetLife Investors Insurance Company (NY)

K.    Newbury Insurance Company, Limited (DE)

L.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

M.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9.    MetLife Services Limited (United Kingdom)

      10. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      11. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      12. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      13.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

      14.   MetLife International Limited, LLC (DE)

      15. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      16.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        e)    Bolpyr S.A. (Uruguay)

      17.   MetLife Asia Pacific Limited (Hong Kong)

N.    Metropolitan Life Insurance Company (MLIC) (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC (DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF in which MetLife Capital Limited Partnership has 100% beneficial interest.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27.   Headland Properties Associates (CA) - 1% is owned by
            Headland-Pacific Palisades, LLC and 99% is owned by Metropolitan Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 17.073% by MetLife Investors USA Insurance Company, 14.634% by MetLife Insurance Company of Connecticut and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 12.07% is owned by MetLife Investors USA Insurance Company, 15.17% is owned by MetLife Insurance Company of Connecticut and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Investors USA Insurance Company and 10.99% is owned by New England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinley Properties, LP (DE) - 99.9% LP interest of 1900 McKinley Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 16.9% by MetLife Investors USA Insurance Company and 12.071% by MetLife Insurance Company of Connecticut.

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i)   OFC REIT, LLC (DE)

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investors, LLC is owned by MLIC and 15% is owned by MICC.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MICC.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 5.762% by MLI USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MICC.

O.    MetLife Capital Trust IV (DE)

P. MetLife Insurance Company of Connecticut (MICC) (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    MetLife Canadian Property Ventures LLC (NY)

      5.    Euro TI Investments LLC (DE)

      6.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      7. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      8.    Plaza LLC (CT)

      9.    TIC European Real Estate LP, LLC (DE)

      10.   MetLife European Holdings, LLC (DE)

            a)    MetLife Assurance Limited (United Kingdom)

      11.   Travelers International Investments Ltd. (Cayman Islands)

      12.   Euro TL Investments LLC (DE)

      13.   Corrigan TLP LLC (DE)

      14.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      15. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      16.   MetLife Investors USA Insurance Company (MLI USA) (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      17.   TLA Holdings II LLC (DE)

      18.   TLA Holdings III LLC (DE)

      19. MetLife Greenstone Southeast Venture, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

Q.    MetLife Reinsurance Company of South Carolina (SC)

R.    MetLife Investment Management, LLC (DE)

      1.   MetLife International PE Fund I GP LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.5935% of the Limited Partnership interests of this entity is owned by MetLife Alico Life Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company of Connecticut owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC, MCP SoCal Industry- Redondo, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernado, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterfront Atrium, LLC, MCP EnV Chicago, LLC,MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest, LLC and MCP Ashton South End, LLC

S.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

T.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

U.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

V.    MetLife Capital Trust X (DE)

W.    Cova Life Management Company (DE)

X.    MetLife Reinsurance Company of Charleston (SC)

Y.    MetLife Reinsurance Company of Vermont (VT)

Z.    Delaware American Life Insurance Company (DE)

AA.   Federal Flood Certification LLC (TX)

AB.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife ALICO Life Insurance K.K. (Japan)

               a)  Nagasaki Operation Yugen Kaisha (Japan)

               b)  Communication One Kabushiki Kaisha (Japan)

               c)  Financial Learning Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.9788% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii) ALICO European Holdings Limited (Ireland)

                       aa) ZAO Maser D (Russia)

                           1) ZAO ALICO Insurance Company (Russia) - 51% of ZAO
                              ALICO Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   ii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Insurance S.A./NV (Belgium) - 99.999% of
                           MetLife Insurance S.A./NV is owned by MetLife EU Holding Company Limited and 0.001% is owned by Natilportem Holdings, Inc.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by International Technical and Advisory Services Limited.

                           1) ALICO Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and 0.0252% is owned by AMPLICO Services Sp z.o.o.

                           2) Metropolitan Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS Limited.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Services Central Europe s.r.o. (Slovakia)

                           2) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) AMPLICO Life-First American Polish Life Insurance &
                           Reinsurance Company, S.A. (Poland)

                           a) Amplico Services Sp z.o.o. (Poland)

                           b) AMPLICO Towartzystwo Funduszky Inwestycyjnych,
                              S.A. (Poland)

                           c) AMPLICO Powszechne Towartzystwo Emerytalne S.A.
                              (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           a) American Life Insurance Company (Cyprus) Limited
                              (Cyprus)

                       pp) ALICO Bulgaria Zhivotozastrahovatelno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Alico Life Insurance Company S.A. (Greece)

                           a) ALICO Mutual Fund Management Company (Greece) -
                              90% of ALICO Mutual Fund Management Company is owned by MetLife Alico Life Insurance Company S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 81.96% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by International Technical and Advisory Services Limited.

      7.    ALICO Management Services Limited (United Kingdom)

      8.    ZEUS Administration Services Limited (United Kingdom)

      9. ALICO Trustees Ltd. (United Kingdom) - 50% of ALICO Trustees (UK) Ltd. is owned by ALICO and the remaining interest is owned by International Technical and Advisory Services Limited.

      10. PJSC ALICO Ukraine (Ukraine) - 99.9988% of PJSC ALICO Ukraine is owned by ALICO 0.0006% is owned by International Technical and Advisory Services Limited and the remaining 0.0006% is owned by Borderland Investment Limited.

      11.   Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      12. International Technical and Advisory Services Limited (ITAS) (USA-Delaware)

      13.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      14. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.9899823% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100106% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      15.   MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas,
            SA de CV is owned by ALICO and 0.0002454% is owned by International Technical and Advisory Services Limited.

      16. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      17. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      18.   Alpha Properties, Inc. (USA-Delaware)

      19.   Beta Properties, Inc. (USA-Delaware)

      20.   Delta Properties Japan, Inc. (USA-Delaware)

      21.   Epsilon Properties Japan, Inc. (USA-Delaware)

      22.   Iris Properties, Inc. (USA-Delaware)

      23.   Kappa Properties Japan, Inc. (USA-Delaware)

AC.   MetLife Global Benefits, Ltd. (Cayman Islands)

AD. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AE.   MetLife Consumer Services, Inc. (DE)

AF.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2014, there were 241,311 owners of qualified contracts and 59,789 owners of non-qualified contracts offered by the Registrant (MetLife of CT Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER


(a)  MetLife Investors Distribution Company

     1095 Avenue of the Americas
     New York, NY 10036

MetLife Investors Distribution Company serves as principal underwriter and distributor for the following investment companies (including the Registrant):


MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL III for Variable Life Insurance
Metropolitan Life Variable Annuity Separate Account II
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Life Account One
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund

New England Life Retirement Investment Account
New England Variable Annuity Fund I
New England Variable Annuity Separate Account
New England Variable Life Separate Account
Separate Account No. 13S


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.

NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH UNDERWRITER
--------------------                ----------------------


Elizabeth M. Forget                 Director and President
1095 Avenue of the Americas
New York, NY 10036





Paul A. LaPiana                     Director and Executive Vice President, National Sales Manager-Life
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Tyla L. Reynolds                    Vice President and Secretary
600 North King Street
Wilmington, DE 19801





Jay S. Kaduson                      Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew Aiello                       Senior Vice President, Channel Head-National Accounts
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Marlene B. Debel                    Treasurer
1095 Avenue of the Americas
New York, NY 10036




John G. Martinez                    Vice President and Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647





John Peter Kyne, III                Vice President, Director of Compliance
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David DeCarlo                       Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614





Paul M. Kos                         Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614





Cathy A. Sturdivant                 Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)           (5)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE       OTHER
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------
MetLife Investors Distribution Company....... $43,373,276        $0                $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910


ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The MetLife Insurance Company of Connecticut hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the City of New York, and State of New York, on this 2nd day of April, 2014.



          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  (Depositor)


                    By:            /s/ ELIZABETH M. FORGET
                                   ------------------------------------------
                                   Elizabeth M. Forget, Senior Vice President

As required by the Securities Act of 1933 this registration statement has been signed by the following persons in the capacities indicated on this 4th day of April 2014.



     /s/ *ERIC T. STEIGERWALT           Chairman of the Board, President, Chief Executive
     ------------------------           Officer and a Director
    (Eric T. Steigerwalt)

       /s/ *STANLEY J. TALBI            Executive Vice President and Chief Financial Officer
     ------------------------
    (Stanley J. Talbi)

       /s/ *PETER M. CARLSON            Executive Vice President and Chief Accounting Officer
     ------------------------
    (Peter M. Carlson)

      /s/ *ELIZABETH M. FORGET          Director and Senior Vice President
     ------------------------
    (Elizabeth M. Forget)

        /s/ *GENE L. LUNMAN             Director and Senior Vice President
     ------------------------
    (Gene L. Lunman)

                   By:            /s/ JOHN E. CONNOLLY, JR.
                                  ---------------------------------------
                                  John E. Connolly, Jr., Attorney-in-Fact





* MetLife Insurance Company of Connecticut. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney (Incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)

                                 EXHIBIT INDEX




7(d) Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MICC & MLIC

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)